UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2024

Item 1.

Reports to Stockholders

Fidelity® Series Government Money Market Fund

Semi-Annual Report
February 29, 2024

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance February 29, 2024 (Unaudited)
Current 7-Day Yields

Fidelity® Series Government Money Market Fund	5.38%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	66.0
8 - 30	8.1
31 - 60	11.3
61 - 90	6.7
91 - 180	4.0
> 180	3.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (5.8)%

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
U.S. Treasury Debt - 28.3%
	Yield (%)(a)	Principal Amount (b)	Value ($)
U.S. Treasury Obligations - 28.3%
U.S. Treasury Bills
3/5/24 to 8/29/24	5.18 to 5.45	793,800,000	788,373,862
U.S. Treasury Notes
4/30/24 to 1/15/25 (c)	4.88 to 5.47	65,000,000	64,900,721

TOTAL U.S. TREASURY DEBT (Cost $853,274,583)			853,274,583

U.S. Government Agency Debt - 35.7%
	Yield (%)(a)	Principal Amount (b)	Value ($)
Federal Agencies - 35.7%
Federal Farm Credit Bank
3/13/24 to 1/30/26 (c)(d)	5.33 to 5.51	182,727,000	182,730,568
Federal Home Loan Bank
3/6/24 to 1/2/26 (c)	4.79 to 5.54	892,804,623	892,163,445

TOTAL U.S. GOVERNMENT AGENCY DEBT (Cost $1,074,894,013)			1,074,894,013

U.S. Government Agency Repurchase Agreement - 16.4%
	Maturity Amount ($)	Value ($)
In a joint trading account at 5.31% dated 2/29/24 due 3/1/24 (Collateralized by (U.S. Government Obligations)) #	235,232,685	235,198,000
With:
ABN AMRO Bank NV at 5.31%, dated 2/29/24 due 3/1/24 (Collateralized by U.S. Government Obligations valued at $5,100,752, 3.00% - 6.50%, 7/1/51 - 2/1/54)	5,000,738	5,000,000
Bank of America NA at 5.41%, dated 1/5/24 due 5/6/24 (Collateralized by U.S. Government Obligations valued at $3,085,752, 3.50%, 7/1/42)	3,055,002	3,000,000
BMO Harris Bank NA at 5.34%, dated 2/1/24 due 3/7/24 (Collateralized by U.S. Government Obligations valued at $4,097,551, 3.50%, 8/20/47)	4,035,600	4,000,000
BNP Paribas, SA at:
5.32%, dated 1/17/24 due 3/7/24 (Collateralized by U.S. Treasury Obligations valued at $5,145,744, 0.00% - 5.55%, 12/31/24 - 2/15/54)	5,067,239	5,000,000
5.33%, dated:
1/10/24 due 3/7/24 (Collateralized by U.S. Government Obligations valued at $5,139,745, 0.00% - 7.00%, 7/31/24 - 10/1/53)	5,045,157	5,000,000
1/11/24 due 3/7/24 (Collateralized by U.S. Treasury Obligations valued at $8,300,870, 0.00% - 6.50%, 1/15/31 - 2/1/54)	8,071,067	8,000,000
5.4%, dated:
12/1/23 due 3/1/24 (Collateralized by U.S. Treasury Obligations valued at $13,475,201, 0.00% - 6.50%, 8/15/27 - 8/1/53)	13,177,450	13,000,000
12/13/23 due 3/13/24 (Collateralized by U.S. Treasury Obligations valued at $6,252,634, 0.00% - 7.00%, 2/20/26 - 2/15/51)	6,081,900	6,000,000
BNY Mellon Capital Markets Corp. at 5.35%, dated 2/1/24 due 3/21/24 (Collateralized by U.S. Treasury Obligations valued at $9,219,640, 0.00% - 5.50%, 4/16/24 - 2/1/54)	9,065,538	9,000,000
BofA Securities, Inc. at:
5.34%, dated 2/1/24 due 3/7/24 (Collateralized by U.S. Government Obligations valued at $5,121,939, 4.00% - 6.50%, 2/1/46 - 1/1/54)	5,044,500	5,000,000
5.36%, dated 1/25/24 due 4/25/24 (Collateralized by U.S. Government Obligations valued at $3,076,402, 2.50% - 6.50%, 7/20/36 - 10/20/53)	3,040,647	3,000,000
5.37%, dated 1/26/24 due 4/26/24 (Collateralized by U.S. Government Obligations valued at $3,075,976, 4.50% - 6.00%, 9/1/43 - 8/1/53) (c)(d)(e)	3,040,723	3,000,000
5.38%, dated:
1/2/24 due 4/2/24 (Collateralized by U.S. Government Obligations valued at $23,667,054, 2.50% - 5.00%, 2/1/26 - 5/1/53) (c)(d)(e)	23,312,787	23,000,000
1/18/24 due 4/18/24 (Collateralized by Mortgage Loan Obligations valued at $10,265,547, 4.39% - 5.39%, 12/1/28 - 1/1/31) (c)(d)(e)	10,135,994	10,000,000
CIBC Bank U.S.A. at 5.32%, dated 2/13/24 due 3/7/24 (Collateralized by U.S. Government Obligations valued at $11,248,187, 2.00% - 6.50%, 4/1/33 - 4/1/59)	11,047,141	11,000,000
Citigroup Global Capital Markets, Inc. at 5.34%, dated 2/1/24 due 3/4/24 (Collateralized by U.S. Government Obligations valued at $8,196,717, 4.00% - 6.00%, 9/27/24 - 3/1/53)	8,037,973	8,000,000
FICC State Street GC (Gov. Repo) at 5.32%, dated 2/29/24 due 3/1/24 (Collateralized by U.S. Government Obligations valued at $7,446,277, 1.50% - 6.50%, 10/31/30 - 8/1/53)	7,001,034	7,000,000
Goldman Sachs & Co. at 5.32%, dated 2/26/24 due 3/4/24 (Collateralized by U.S. Treasury Obligations valued at $10,206,100, 0.75%, 5/31/26)	10,010,344	10,000,000
ING Financial Markets LLC at 5.36%, dated:
2/1/24 due 3/21/24 (Collateralized by U.S. Government Obligations valued at $8,195,233, 6.00%, 9/1/53)	8,058,364	8,000,000
2/2/24 due 3/22/24 (Collateralized by U.S. Government Obligations valued at $4,097,009, 6.00%, 9/1/53)	4,029,182	4,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 5.36%, dated 2/1/24 due 4/22/24 (Collateralized by U.S. Government Obligations valued at $23,561,295, 2.00% - 6.50%, 5/1/25 - 4/1/53)	23,277,380	23,000,000
MUFG Securities (Canada), Ltd. at 5.36%, dated 2/1/24 due 4/22/24 (Collateralized by U.S. Treasury Obligations valued at $5,154,350, 0.38% - 6.00%, 7/15/25 - 6/1/53)	5,060,300	5,000,000
RBC Financial Group at 5.34%, dated 2/1/24 due 3/7/24 (Collateralized by U.S. Government Obligations valued at $55,354,956, 0.63% - 8.00%, 1/15/26 - 3/1/54)	54,392,490	54,000,000
TD Securities (U.S.A.) at 5.31%, dated 2/29/24 due 3/1/24 (Collateralized by U.S. Government Obligations valued at $6,120,903, 2.50%, 5/20/51)	6,000,885	6,000,000
Wells Fargo Securities, LLC at:
5.4%, dated 1/16/24 due 3/15/24 (Collateralized by U.S. Government Obligations valued at $7,188,196, 5.00%, 10/1/52)	7,061,950	7,000,000
5.43%, dated 12/19/23 due 3/21/24 (Collateralized by U.S. Government Obligations valued at $13,406,004, 5.50%, 2/1/54)	13,182,358	13,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $493,198,000)		493,198,000

U.S. Treasury Repurchase Agreement - 25.4%
	Maturity Amount ($)	Value ($)
With:
ABN AMRO Bank NV at 5.3%, dated 2/29/24 due 3/1/24 (Collateralized by U.S. Treasury Obligations valued at $6,120,949, 0.38% - 0.75%, 9/30/27 - 1/31/28)	6,000,883	6,000,000
Barclays Bank PLC at:
5.31%, dated 2/29/24 due 3/1/24 (Collateralized by U.S. Treasury Obligations valued at $21,423,175, 3.13%, 8/15/25)	21,003,098	21,000,000
5.33%, dated 2/2/24 due 3/7/24 (Collateralized by U.S. Treasury Obligations valued at $16,387,656, 3.13%, 8/15/25)	16,113,707	16,000,000
BNP Paribas, SA at:
5.32%, dated:
1/8/24 due 3/7/24 (Collateralized by U.S. Treasury Obligations valued at $7,196,007, 1.13% - 5.36%, 7/31/24 - 8/15/53)	7,062,067	7,000,000
1/9/24 due 3/7/24 (Collateralized by U.S. Treasury Obligations valued at $7,194,937, 1.13% - 4.13%, 7/31/27 - 8/15/53)	7,064,136	7,000,000
1/10/24 due 3/7/24 (Collateralized by U.S. Treasury Obligations valued at $19,527,195, 1.38% - 4.75%, 7/31/29 - 11/15/53)	19,171,274	19,000,000
1/11/24 due 3/7/24 (Collateralized by U.S. Treasury Obligations valued at $7,192,803, 0.00% - 5.45%, 4/4/24 - 8/15/52)	7,062,067	7,000,000
5.35%, dated 2/14/24 due 3/7/24 (Collateralized by U.S. Treasury Obligations valued at $33,740,064, 0.63% - 5.36%, 7/31/24 - 2/15/54) (c)(d)(e)	33,593,404	33,000,000
5.39%, dated 12/1/23 due 3/1/24 (Collateralized by U.S. Treasury Obligations valued at $6,203,400, 1.13% - 5.50%, 7/31/25 - 11/15/53)	6,081,748	6,000,000
BofA Securities, Inc. at:
5.33%, dated 2/5/24 due 3/7/24 (Collateralized by U.S. Treasury Obligations valued at $2,047,582, 2.75% - 3.88%, 8/15/33 - 8/15/42)	2,026,946	2,000,000
5.34%, dated 1/16/24 due 3/7/24 (Collateralized by U.S. Treasury Obligations valued at $2,053,659, 2.75% - 3.88%, 8/15/33 - 8/15/42) (c)(d)(e)	2,019,283	2,000,000
5.35%, dated 1/25/24 due 4/25/24 (Collateralized by U.S. Treasury Obligations valued at $3,076,379, 2.75% - 3.88%, 8/15/33 - 8/15/42) (c)(d)(e)	3,040,571	3,000,000
CIBC Bank U.S.A. at:
5.31%, dated 2/15/24 due 3/7/24 (Collateralized by U.S. Treasury Obligations valued at $2,044,570, 3.25% - 3.88%, 5/15/42 - 2/15/43)	2,010,325	2,000,000
5.32%, dated:
1/30/24 due 3/7/24 (Collateralized by U.S. Treasury Obligations valued at $2,049,386, 0.88% - 4.38%, 9/15/25 - 8/15/53)	2,015,073	2,000,000
2/2/24 due 3/7/24 (Collateralized by U.S. Treasury Obligations valued at $3,072,838, 0.38% - 4.13%, 12/31/25 - 8/15/53)	3,021,280	3,000,000
5.33%, dated 1/29/24 due 3/7/24 (Collateralized by U.S. Treasury Obligations valued at $5,125,355, 1.13% - 4.13%, 2/15/26 - 8/15/53)	5,042,936	5,000,000
Federal Reserve Bank of New York at 5.3%, dated 2/29/24 due 3/1/24 (Collateralized by U.S. Treasury Obligations valued at $90,013,280, 0.25% - 2.38%, 5/15/24 - 2/15/32)	90,013,250	90,000,000
FICC ACAFB Repo Program at 5.31%, dated 2/29/24 due 3/1/24 (Collateralized by U.S. Treasury Obligations valued at $3,101,114, 2.88%, 5/15/52)	3,000,443	3,000,000
Ficc Nomura Gc Repo (GOV REPO) at 5.31%, dated 2/29/24 due 3/1/24 (Collateralized by U.S. Treasury Obligations valued at $15,302,331, 0.00%, 10/31/24)	15,002,213	15,000,000
Fixed Income Clearing Corp. - BNP at 5.31%, dated 2/29/24 due 3/1/24 (Collateralized by U.S. Treasury Obligations valued at $19,382,879, 1.13% - 5.57%, 7/31/24 - 11/15/53)	19,002,803	19,000,000
Fixed Income Clearing Corp. - BNYM at 5.31%, dated 2/29/24 due 3/1/24 (Collateralized by U.S. Treasury Obligations valued at $109,140,013, 0.75%, 3/31/26)	107,015,783	107,000,000
Fixed Income Clearing Corp. - SSB at 5.31%, dated 2/29/24 due 3/1/24 (Collateralized by U.S. Treasury Obligations valued at $76,518,450, 3.50%, 1/31/28)	75,011,063	75,000,000
Fixed Income Clearing Corp.- Morgan Stanley & CO LLC at 5.31%, dated 2/29/24 due 3/1/24 (Collateralized by U.S. Treasury Obligations valued at $4,081,350, 3.50%, 4/30/28)	4,000,590	4,000,000
Goldman Sachs & Co. at 5.31%, dated 2/29/24 due 3/1/24 (Collateralized by U.S. Treasury Obligations valued at $5,100,757, 1.25%, 9/30/28)	5,000,738	5,000,000
ING Financial Markets LLC at:
5.31%, dated 2/29/24 due 3/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,023,425, 4.00%, 2/28/30)	1,000,148	1,000,000
5.35%, dated:
1/31/24 due 3/21/24:
(Collateralized by U.S. Treasury Obligations valued at $3,073,671, 1.13% - 3.88%, 4/30/25 - 8/15/43)	3,022,292	3,000,000
(Collateralized by U.S. Treasury Obligations valued at $3,073,668, 0.50% - 4.13%, 10/31/27 - 8/15/42)	3,022,292	3,000,000
2/1/24 due 3/21/24:
(Collateralized by U.S. Treasury Obligations valued at $3,073,243, 1.38% - 4.25%, 5/15/25 - 2/28/29)	3,021,846	3,000,000
(Collateralized by U.S. Treasury Obligations valued at $3,073,198, 0.25% - 4.38%, 7/31/25 - 8/15/43)	3,021,846	3,000,000
J.P. Morgan Securities, LLC at 5.33%, dated:
2/6/24 due 3/7/24 (Collateralized by U.S. Treasury Obligations valued at $20,472,488, 0.00% - 5.38%, 8/8/24 - 2/15/31) (c)(d)(e)	20,130,289	20,000,000
2/8/24 due 3/7/24 (Collateralized by U.S. Treasury Obligations valued at $12,279,861, 1.75% - 7.63%, 12/31/24 - 12/31/28) (c)(d)(e)	12,074,620	12,000,000
Lloyds Bank Corp. Markets PLC at:
5.33%, dated 3/1/24 due 3/8/24 (Collateralized by U.S. Treasury Obligations valued at $2,039,139, 4.38%, 12/15/26)	2,002,073	2,000,000
5.39%, dated 1/5/24 due 3/5/24 (Collateralized by U.S. Treasury Obligations valued at $2,060,014, 1.38% - 4.63%, 9/15/26 - 10/31/28)	2,017,967	2,000,000
Lloyds Bank PLC at 5.49%, dated 12/20/23 due 3/20/24 (Collateralized by U.S. Treasury Obligations valued at $4,123,786, 0.38% - 2.50%, 1/31/25 - 2/15/27)	4,055,510	4,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 5.34%, dated 2/1/24 due 4/22/24 (Collateralized by U.S. Treasury Obligations valued at $6,146,327, 0.00% - 4.63%, 4/2/24 - 8/15/50)	6,072,090	6,000,000
Mizuho Bank, Ltd. at 5.31%, dated 2/29/24 due 3/1/24 (Collateralized by U.S. Treasury Obligations valued at $7,188,802, 1.63%, 5/15/31)	7,001,033	7,000,000
MUFG Securities (Canada), Ltd. at:
5.33%, dated 2/1/24 due 3/7/24 (Collateralized by U.S. Treasury Obligations valued at $2,049,498, 1.75% - 4.38%, 8/15/26 - 11/15/51)	2,014,509	2,000,000
5.34%, dated 2/1/24 due 4/22/24 (Collateralized by U.S. Treasury Obligations valued at $4,097,580, 1.13% - 6.00%, 2/28/25 - 11/15/51)	4,048,060	4,000,000
MUFG Securities EMEA PLC at 5.31%, dated 2/29/24 due 3/1/24 (Collateralized by U.S. Treasury Obligations valued at $8,164,019, 3.50%, 2/15/33)	8,001,180	8,000,000
Natixis SA at:
5.31%, dated 2/29/24 due 3/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,020,203, 0.75% - 5.50%, 1/31/26 - 6/30/30)	1,000,148	1,000,000
5.33%, dated 2/1/24 due 3/7/24 (Collateralized by U.S. Treasury Obligations valued at $9,219,436, 0.00% - 4.38%, 5/23/24 - 2/15/49)	9,065,293	9,000,000
NatWest Markets Securities, Inc. at 5.31%, dated 2/29/24 due 3/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,020,187, 2.88%, 5/15/43)	1,000,148	1,000,000
RBC Dominion Securities at 5.33%, dated 2/1/24 due 3/7/24 (Collateralized by U.S. Treasury Obligations valued at $5,122,089, 1.75% - 4.75%, 6/15/26 - 2/15/54)	5,036,274	5,000,000
SMBC Nikko Securities America, Inc. at 5.31%, dated 2/29/24 due 3/1/24 (Collateralized by U.S. Treasury Obligations valued at $216,271,943, 0.00% - 7.50%, 5/30/24 - 8/15/43)	212,031,270	212,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $767,000,000)		767,000,000

TOTAL INVESTMENT IN SECURITIES - 105.8% (Cost $3,188,366,596)	3,188,366,596
NET OTHER ASSETS (LIABILITIES) - (5.8)%	(175,634,581)
NET ASSETS - 100.0%	3,012,732,015

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$235,198,000 due 3/01/24 at 5.31%
BNY Mellon Capital Markets LLC	4,092,000
Bank of America, N.A.	11,789,000
Bank of Nova Scotia	3,538,000
BofA Securities, Inc.	206,000
Citigroup Global Markets, Inc.	10,845,000
Credit Agricole CIB New York Branch	21,075,000
HSBC Securities (USA), Inc.	16,215,000
ING Financial Markets LLC	3,734,000
JP Morgan Securities LLC	14,363,000
Mitsubishi UFJ Securities Holdings Ltd	7,531,000
Mizuho Securities USA, Inc.	4,911,000
Nomura Securities International	16,356,000
RBC Dominion Securities, Inc.	42,596,000
Royal Bank of Canada	2,362,000
Sumitomo Mitsui Banking Corp.	59,622,000
Sumitomo Mitsui Banking Corp. NY	7,087,000
Wells Fargo Bank National Asso	2,326,000
Wells Fargo Securities LLC	6,550,000
235,198,000
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,260,198,000) - See accompanying schedule Unaffiliated issuers (cost $3,188,366,596):		$3,188,366,596
Cash		28,000,480
Receivable for fund shares sold		32,710,821
Interest receivable		10,855,282
Total assets		3,259,933,179
Liabilities
Payable for investments purchased	$2,000,000
Payable for fund shares redeemed	245,184,214
Other payables and accrued expenses	16,950
Total Liabilities		247,201,164
Net Assets		$3,012,732,015
Net Assets consist of:
Paid in capital		$3,012,703,198
Total accumulated earnings (loss)		28,817
Net Assets		$3,012,732,015
Net Asset Value, offering price and redemption price per share ($3,012,732,015 ÷ 3,012,712,252 shares)		$1.00
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Interest		$126,141,511
Expenses
Custodian fees and expenses	$29,989
Independent trustees' fees and expenses	7,877
Miscellaneous	2
Total Expenses		37,868
Net Investment income (loss)		126,103,643
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	13,072
Total net realized gain (loss)		13,072
Net increase in net assets resulting from operations		$126,116,715
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$126,103,643	$187,036,655
Net realized gain (loss)	13,072	(77,719)
Net increase in net assets resulting from operations	126,116,715	186,958,936
Distributions to shareholders	(126,102,075)	(187,148,956)

Share transactions
Proceeds from sales of shares	910,688,862	5,147,361,735
Reinvestment of distributions	126,058,743	185,138,909
Cost of shares redeemed	(3,074,680,998)	(2,654,426,557)

Net increase (decrease) in net assets and shares resulting from share transactions	(2,037,933,393)	2,678,074,087
Total increase (decrease) in net assets	(2,037,918,753)	2,677,884,067

Net Assets
Beginning of period	5,050,650,768	2,372,766,701
End of period	$3,012,732,015	$5,050,650,768

Other Information
Shares
Sold	910,688,862	5,147,361,735
Issued in reinvestment of distributions	126,058,743	185,138,909
Redeemed	(3,074,680,998)	(2,654,426,557)
Net increase (decrease)	(2,037,933,393)	2,678,074,087

Financial Highlights
Fidelity® Series Government Money Market Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.027	.046	.003	.001	.010	.024
Net realized and unrealized gain (loss)	- B	(.002)	.002	- B	.001	- B
Total from investment operations	.027	.044	.005	.001	.011	.024
Distributions from net investment income	(.027)	(.044)	(.005)	(.001)	(.011)	(.024)
Total distributions	(.027)	(.044)	(.005)	(.001)	(.011)	(.024)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.73%	4.54%	.53%	.10%	1.08%	2.38%
Ratios to Average Net Assets A,E,F
Expenses before reductions G	-% H,I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-% H,I	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H,I	-%	-%	-%	-%	-%
Net investment income (loss)	5.42% H,I	4.59%	.31%	.10%	.98%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$3,012,732	$5,050,651	$2,372,767	$9,692,737	$9,500,272	$6,572,472

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount represents less than .005%.

HProxy expenses are not annualized.

IAnnualized.

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024

1. Organization.
Fidelity Series Government Money Market Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts.
2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.  Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$3,188,366,596

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$-
Long-term	(80,258)
Total capital loss carryforward	$(80,258)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.
3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

4. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

5. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024

Fidelity® Series Government Money Market Fund	-%-D
Actual		$ 1,000	$ 1,027.30	$-E
Hypothetical-B		$ 1,000	$ 1,024.86	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Government Money Market Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through December 31, 2025.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Board Approval of Investment Advisory Contracts
Fidelity Series Government Money Market Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.9878696.107
GVM-SANN-0424
Fidelity® Investment Grade Bond Fund

Semi-Annual Report
February 29, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 29, 2024 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and its pro-rata share of investments in Fidelity's Central Funds, other than the Money Market Central Funds.
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.2)%
Written options - (0.3)%
Futures and Swaps - (0.7)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional. fidelity.com, as applicable.
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 27.3%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
2.55% 12/1/33	1,806	1,424
4.3% 2/15/30	34,036	32,460
Verizon Communications, Inc.:
2.987% 10/30/56	869	540
4.5% 8/10/33	3,429	3,236
4.862% 8/21/46	14,251	13,062
		50,722
Media - 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	25,400	20,526
3.7% 4/1/51	15,400	9,348
3.85% 4/1/61	4,000	2,323
3.9% 6/1/52	7,000	4,401
4.8% 3/1/50	12,000	8,683
5.375% 5/1/47	22,326	17,631
5.75% 4/1/48	11,014	9,169
6.834% 10/23/55	7,000	6,633
Comcast Corp. 3.75% 4/1/40	622	509
Discovery Communications LLC:
3.625% 5/15/30	4,063	3,571
4.65% 5/15/50	10,998	8,340
Fox Corp.:
5.476% 1/25/39	1,366	1,276
5.576% 1/25/49	906	829
Time Warner Cable LLC:
4.5% 9/15/42	544	398
5.5% 9/1/41	966	796
5.875% 11/15/40	7,077	6,104
6.55% 5/1/37	3,601	3,392
6.75% 6/15/39	6,233	5,881
7.3% 7/1/38	2,390	2,383
Warnermedia Holdings, Inc.:
3.755% 3/15/27	5,285	5,001
4.054% 3/15/29	1,832	1,697
4.279% 3/15/32	5,334	4,706
5.05% 3/15/42	2,865	2,409
5.141% 3/15/52	27,262	22,153
		148,159
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	6,800	6,518
3.875% 4/15/30	20,000	18,564
		25,082
TOTAL COMMUNICATION SERVICES		223,963
CONSUMER DISCRETIONARY - 1.3%
Automobiles - 0.0%
General Motors Financial Co., Inc. 5.85% 4/6/30	3,042	3,082
Broadline Retail - 0.2%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	3,090	2,551
2.7% 2/9/41	16,100	11,059
		13,610
Household Durables - 0.3%
Lennar Corp.:
4.75% 11/29/27	15,563	15,315
5% 6/15/27	8,419	8,349
Toll Brothers Finance Corp. 4.35% 2/15/28	2,908	2,795
		26,459
Specialty Retail - 0.4%
AutoNation, Inc. 4.75% 6/1/30	909	865
AutoZone, Inc. 4% 4/15/30	21,631	20,360
Lowe's Companies, Inc.:
3.75% 4/1/32	2,515	2,285
4.25% 4/1/52	10,263	8,246
4.45% 4/1/62	10,550	8,423
		40,179
Textiles, Apparel & Luxury Goods - 0.4%
Tapestry, Inc.:
3.05% 3/15/32	20,094	16,282
7% 11/27/26	3,083	3,166
7.05% 11/27/25	1,143	1,164
7.35% 11/27/28	4,784	5,004
7.7% 11/27/30	4,784	5,073
7.85% 11/27/33	4,784	5,175
		35,864
TOTAL CONSUMER DISCRETIONARY		119,194
CONSUMER STAPLES - 1.1%
Beverages - 0.1%
Anheuser-Busch InBev Finance, Inc. 4.7% 2/1/36	1,032	988
Anheuser-Busch InBev Worldwide, Inc. 5.8% 1/23/59 (Reg. S)	8,567	9,094
		10,082
Food Products - 1.0%
JBS U.S.A. Lux SA/JBS Food Co./JBS U.S.A. Finance, Inc.:
2.5% 1/15/27	14,165	12,996
3% 5/15/32	14,250	11,409
3.625% 1/15/32	1,330	1,118
5.125% 2/1/28	4,285	4,198
5.5% 1/15/30	39,620	38,615
5.75% 4/1/33	8,830	8,563
Kraft Heinz Foods Co. 7.125% 8/1/39 (b)	5,618	6,394
		83,293
TOTAL CONSUMER STAPLES		93,375
ENERGY - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	1,258	1,281
6.036% 11/15/33 (b)	3,393	3,484
6.497% 8/15/43 (b)	1,014	1,073
6.544% 11/15/53 (b)	1,826	1,945
6.714% 8/15/63 (b)	1,093	1,184
DCP Midstream Operating LP 5.6% 4/1/44	1,707	1,626
Energy Transfer LP:
3.75% 5/15/30	2,274	2,074
4.95% 6/15/28	2,591	2,552
5% 5/15/50	18,683	16,106
5.25% 4/15/29	1,549	1,543
5.4% 10/1/47	1,426	1,293
5.8% 6/15/38	1,445	1,429
6% 6/15/48	1,441	1,412
6.125% 12/15/45	400	397
6.25% 4/15/49	1,064	1,074
Hess Corp.:
5.6% 2/15/41	22,554	22,711
7.125% 3/15/33	839	941
7.3% 8/15/31	1,023	1,151
7.875% 10/1/29	2,921	3,273
Kinder Morgan, Inc. 3.6% 2/15/51	18,000	12,354
MPLX LP:
4.8% 2/15/29	816	799
4.95% 9/1/32	7,989	7,652
5.5% 2/15/49	2,450	2,294
Occidental Petroleum Corp.:
6.45% 9/15/36	2,750	2,895
6.6% 3/15/46	3,032	3,221
7.5% 5/1/31	3,937	4,348
Ovintiv, Inc.:
5.15% 11/15/41	2,000	1,704
8.125% 9/15/30	3,357	3,762
Petroleos Mexicanos:
5.95% 1/28/31	2,610	2,026
6.49% 1/23/27	1,757	1,642
6.5% 3/13/27	5,805	5,414
6.75% 9/21/47	14,189	9,010
6.84% 1/23/30	5,979	5,111
6.95% 1/28/60	4,247	2,694
7.69% 1/23/50	70,161	48,330
Plains All American Pipeline LP/PAA Finance Corp. 3.55% 12/15/29	1,242	1,127
Sabine Pass Liquefaction LLC 4.5% 5/15/30	9,286	8,886
The Williams Companies, Inc.:
3.5% 11/15/30	9,960	8,988
4.65% 8/15/32	8,326	7,921
5.3% 8/15/52	1,888	1,767
Western Gas Partners LP:
4.65% 7/1/26	1,129	1,105
4.75% 8/15/28	781	754
5.25% 2/1/50	7,720	6,830
		217,183
FINANCIALS - 12.9%
Banks - 7.3%
Bank of America Corp.:
1.922% 10/24/31 (c)	20,000	16,139
2.299% 7/21/32 (c)	25,000	20,235
2.884% 10/22/30 (c)	50,000	44,033
4.183% 11/25/27	4,363	4,218
4.25% 10/22/26	23,937	23,421
5.015% 7/22/33 (c)	13,700	13,354
Barclays PLC:
2.852% 5/7/26 (c)	9,444	9,130
4.375% 1/12/26	2,821	2,764
4.836% 5/9/28	3,683	3,549
5.088% 6/20/30 (c)	11,424	10,822
5.2% 5/12/26	26,475	26,178
BNP Paribas SA 2.219% 6/9/26 (b)(c)	9,008	8,623
BPCE SA 4.875% 4/1/26 (b)	4,662	4,559
Citigroup, Inc.:
2.976% 11/5/30 (c)	50,000	44,065
4.075% 4/23/29 (c)	16,389	15,642
4.125% 7/25/28	4,363	4,150
4.3% 11/20/26	1,115	1,086
4.412% 3/31/31 (c)	21,454	20,266
4.45% 9/29/27	55,258	53,526
4.6% 3/9/26	5,613	5,521
5.3% 5/6/44	6,000	5,730
Citizens Financial Group, Inc. 2.638% 9/30/32	4,614	3,503
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)	2,250	2,002
HSBC Holdings PLC:
4.25% 3/14/24	905	904
4.95% 3/31/30	1,541	1,509
5.25% 3/14/44	656	625
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	836	831
5.71% 1/15/26 (b)	37,209	36,869
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	5,034	4,372
4.493% 3/24/31 (c)	17,000	16,328
5.717% 9/14/33 (c)	65,747	66,571
NatWest Group PLC:
3.073% 5/22/28 (c)	5,536	5,137
4.8% 4/5/26	12,145	11,995
5.125% 5/28/24	13,736	13,690
Rabobank Nederland 4.375% 8/4/25	3,024	2,966
Societe Generale:
1.038% 6/18/25 (b)(c)	50,000	49,222
1.488% 12/14/26 (b)(c)	13,930	12,847
4.25% 4/14/25 (b)	4,491	4,394
Wells Fargo & Co.:
3.196% 6/17/27 (c)	40,441	38,504
3.526% 3/24/28 (c)	11,202	10,621
4.3% 7/22/27	16,184	15,711
4.478% 4/4/31 (c)	15,500	14,739
Westpac Banking Corp. 4.11% 7/24/34 (c)	3,103	2,834
		653,185
Capital Markets - 2.6%
Ares Capital Corp.:
3.25% 7/15/25	42,008	40,349
3.875% 1/15/26	16,340	15,676
Athene Global Funding:
5.339% 1/15/27 (b)	12,500	12,431
5.583% 1/9/29 (b)	6,252	6,229
Blackstone Private Credit Fund 7.05% 9/29/25	10,049	10,181
Deutsche Bank AG 4.5% 4/1/25	8,603	8,438
Deutsche Bank AG New York Branch:
3.729% 1/14/32 (c)	8,509	6,970
4.1% 1/13/26	5,262	5,133
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	12,267	9,983
4.25% 10/21/25	7,670	7,534
6.75% 10/1/37	24,081	26,175
Morgan Stanley:
3.622% 4/1/31 (c)	35,865	32,582
5% 11/24/25	2,037	2,025
UBS Group AG:
1.494% 8/10/27 (b)(c)	7,599	6,884
2.593% 9/11/25 (b)(c)	9,092	8,936
3.75% 3/26/25	6,137	6,010
4.194% 4/1/31 (b)(c)	30,399	27,958
		233,494
Consumer Finance - 1.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.75% 1/30/26	10,220	9,495
2.45% 10/29/26	5,268	4,859
3% 10/29/28	5,518	4,958
3.3% 1/30/32	5,903	4,992
4.45% 4/3/26	2,472	2,422
6.5% 7/15/25	4,349	4,390
Ally Financial, Inc.:
4.625% 3/30/25	2,237	2,212
5.8% 5/1/25	19,772	19,741
7.1% 11/15/27	9,050	9,423
8% 11/1/31	3,172	3,482
Capital One Financial Corp.:
3.65% 5/11/27	15,715	14,968
3.8% 1/31/28	6,614	6,255
4.985% 7/24/26 (c)	8,087	8,013
5.247% 7/26/30 (c)	10,430	10,170
7.624% 10/30/31 (c)	7,729	8,458
Discover Financial Services:
3.95% 11/6/24	1,184	1,169
4.1% 2/9/27	8,206	7,870
4.5% 1/30/26	3,562	3,505
6.7% 11/29/32	1,995	2,088
Ford Motor Credit Co. LLC:
4.063% 11/1/24	18,137	17,887
5.584% 3/18/24	4,908	4,907
Synchrony Financial:
3.95% 12/1/27	5,215	4,831
4.25% 8/15/24	7,369	7,301
4.375% 3/19/24	5,520	5,516
5.15% 3/19/29	6,486	6,187
		175,099
Financial Services - 0.5%
Brixmor Operating Partnership LP:
4.05% 7/1/30	6,803	6,260
4.125% 6/15/26	3,253	3,135
4.125% 5/15/29	12,222	11,428
Corebridge Financial, Inc.:
3.9% 4/5/32	4,093	3,602
4.35% 4/5/42	931	768
4.4% 4/5/52	2,754	2,210
Jackson Financial, Inc.:
3.125% 11/23/31	955	790
5.17% 6/8/27	3,740	3,716
5.67% 6/8/32	4,017	4,003
Pine Street Trust I 4.572% 2/15/29 (b)	4,516	4,270
Pine Street Trust II 5.568% 2/15/49 (b)	4,529	4,174
		44,356
Insurance - 0.6%
Five Corners Funding Trust II 2.85% 5/15/30 (b)	13,114	11,368
Liberty Mutual Group, Inc. 3.95% 5/15/60 (b)	10,260	7,341
Lincoln National Corp. 3.4% 1/15/31	9,415	8,239
Pacific LifeCorp 5.125% 1/30/43 (b)	1,657	1,540
Pricoa Global Funding I 5.375% 5/15/45 (c)	1,988	1,957
Prudential Financial, Inc.:
3.935% 12/7/49	2,764	2,169
6% 9/1/52 (c)	14,201	14,163
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	600	582
Unum Group:
4% 6/15/29	3,614	3,380
5.75% 8/15/42	1,024	994
		51,733
TOTAL FINANCIALS		1,157,867
HEALTH CARE - 2.1%
Biotechnology - 0.2%
Amgen, Inc.:
5.25% 3/2/33	4,736	4,723
5.6% 3/2/43	4,499	4,504
5.65% 3/2/53	2,236	2,235
5.75% 3/2/63	4,076	4,076
		15,538
Health Care Providers & Services - 0.7%
Centene Corp.:
2.45% 7/15/28	12,745	11,233
2.625% 8/1/31	5,945	4,865
3.375% 2/15/30	5,110	4,508
4.25% 12/15/27	5,450	5,184
4.625% 12/15/29	8,470	8,017
HCA Holdings, Inc.:
3.5% 9/1/30	3,895	3,480
3.625% 3/15/32	1,074	938
5.625% 9/1/28	4,885	4,923
5.875% 2/1/29	3,803	3,871
Sabra Health Care LP 3.2% 12/1/31	12,177	9,873
Toledo Hospital 5.325% 11/15/28	1,513	1,413
Universal Health Services, Inc. 2.65% 10/15/30	10,442	8,718
		67,023
Pharmaceuticals - 1.2%
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)	43,242	42,044
4.375% 12/15/28 (b)	58,400	54,400
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	905	912
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,304	1,259
Viatris, Inc.:
2.7% 6/22/30	6,115	5,150
3.85% 6/22/40	2,664	1,958
4% 6/22/50	3,018	2,060
		107,783
TOTAL HEALTH CARE		190,344
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.3%
BAE Systems PLC 3.4% 4/15/30 (b)	2,547	2,307
The Boeing Co.:
5.15% 5/1/30	14,840	14,592
5.805% 5/1/50	4,840	4,665
5.93% 5/1/60	4,840	4,634
		26,198
Building Products - 0.0%
Carrier Global Corp.:
5.9% 3/15/34	922	956
6.2% 3/15/54	956	1,043
		1,999
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
3.375% 7/1/25	7,888	7,662
3.75% 6/1/26	15,000	14,451
		22,113
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
3.25% 2/15/27 (b)	7,484	6,915
3.95% 7/1/24 (b)	5,580	5,538
4.375% 5/1/26 (b)	4,949	4,775
6.375% 5/4/28 (b)	7,943	8,060
		25,288
TOTAL INDUSTRIALS		75,598
INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment, Instruments & Components - 0.0%
Dell International LLC/EMC Corp. 6.2% 7/15/30	2,284	2,390
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.:
1.95% 2/15/28 (b)	2,435	2,162
2.45% 2/15/31 (b)	20,716	17,306
2.6% 2/15/33 (b)	20,716	16,651
3.187% 11/15/36 (b)	5,647	4,427
3.5% 2/15/41 (b)	16,728	12,792
		53,338
Software - 0.2%
Oracle Corp.:
2.95% 4/1/30	6,400	5,676
3.6% 4/1/50	6,370	4,485
3.85% 4/1/60	6,400	4,454
		14,615
TOTAL INFORMATION TECHNOLOGY		70,343
MATERIALS - 0.1%
Chemicals - 0.1%
Celanese U.S. Holdings LLC:
6.35% 11/15/28	4,423	4,549
6.55% 11/15/30	4,484	4,662
6.7% 11/15/33	2,619	2,751
		11,962
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	6,718	5,194
4.9% 12/15/30	4,519	4,400
American Homes 4 Rent LP:
2.375% 7/15/31	977	787
3.375% 7/15/51	1,510	995
3.625% 4/15/32	3,763	3,283
4.3% 4/15/52	2,608	2,024
Boston Properties, Inc.:
3.25% 1/30/31	4,526	3,814
4.5% 12/1/28	2,824	2,668
Corporate Office Properties LP:
2% 1/15/29	747	619
2.25% 3/15/26	2,339	2,187
2.75% 4/15/31	2,202	1,777
Healthcare Realty Holdings LP:
3.1% 2/15/30	1,129	972
3.5% 8/1/26	1,176	1,119
Hudson Pacific Properties LP 4.65% 4/1/29	6,288	5,237
Invitation Homes Operating Partnership LP 4.15% 4/15/32	5,643	5,090
Kimco Realty OP, LLC 2.25% 12/1/31	9,524	7,575
Kite Realty Group Trust:
4% 3/15/25	8,142	7,967
4.75% 9/15/30	13,258	12,509
LXP Industrial Trust (REIT):
2.7% 9/15/30	2,571	2,120
4.4% 6/15/24	599	595
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	8,532	6,791
3.375% 2/1/31	4,780	4,024
3.625% 10/1/29	5,204	4,570
4.5% 1/15/25	1,271	1,258
4.5% 4/1/27	452	435
4.75% 1/15/28	7,132	6,842
5.25% 1/15/26	2,371	2,350
Piedmont Operating Partnership LP 2.75% 4/1/32	1,917	1,356
Realty Income Corp.:
2.2% 6/15/28	1,146	1,017
2.85% 12/15/32	1,410	1,162
3.25% 1/15/31	1,277	1,131
3.4% 1/15/28	1,957	1,835
Retail Opportunity Investments Partnership LP 4% 12/15/24	405	398
Simon Property Group LP 2.45% 9/13/29	1,897	1,654
SITE Centers Corp.:
3.625% 2/1/25	967	951
4.25% 2/1/26	1,683	1,642
Store Capital LLC:
2.75% 11/18/30	2,849	2,247
4.625% 3/15/29	1,396	1,303
Sun Communities Operating LP:
2.3% 11/1/28	2,169	1,882
2.7% 7/15/31	5,600	4,567
Ventas Realty LP:
2.5% 9/1/31	16,206	13,179
3% 1/15/30	6,770	5,910
4% 3/1/28	1,358	1,292
4.125% 1/15/26	630	613
4.75% 11/15/30	10,898	10,414
VICI Properties LP:
4.375% 5/15/25	963	946
4.75% 2/15/28	7,611	7,371
4.95% 2/15/30	9,911	9,435
5.125% 5/15/32	998	936
Vornado Realty LP:
2.15% 6/1/26	2,457	2,205
3.4% 6/1/31	8,887	6,898
WP Carey, Inc. 3.85% 7/15/29	1,045	966
		178,512
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 11/15/27	2,767	2,432
4.1% 10/1/24	2,463	2,435
4.55% 10/1/29	1,135	947
7.8% 3/15/28	8,285	8,207
CBRE Group, Inc.:
2.5% 4/1/31	7,642	6,290
4.875% 3/1/26	4,953	4,898
Tanger Properties LP:
2.75% 9/1/31	5,725	4,619
3.125% 9/1/26	1,660	1,549
3.875% 7/15/27	6,943	6,372
		37,749
TOTAL REAL ESTATE		216,261
UTILITIES - 0.8%
Electric Utilities - 0.1%
Cleco Corporate Holdings LLC 3.375% 9/15/29	2,932	2,530
DPL, Inc. 4.35% 4/15/29	2,835	2,569
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	1,869	1,543
2.775% 1/7/32 (b)	5,941	4,817
		11,459
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	638	657
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.:
2.45% 1/15/31	5,591	4,561
3.3% 7/15/25 (b)	10,148	9,785
3.95% 7/15/30 (b)	8,852	8,042
		22,388
Multi-Utilities - 0.4%
NiSource, Inc.:
2.95% 9/1/29	19,262	17,310
5.95% 6/15/41	1,097	1,109
Puget Energy, Inc.:
4.1% 6/15/30	3,951	3,577
4.224% 3/15/32	7,271	6,505
Sempra 6% 10/15/39	1,733	1,752
WEC Energy Group, Inc. CME Term SOFR 3 Month Index + 2.110% 7.6811% 5/15/67 (c)(d)	1,164	1,109
		31,362
TOTAL UTILITIES		65,866
TOTAL NONCONVERTIBLE BONDS (Cost $2,713,835)		2,441,956

U.S. Treasury Obligations - 40.8%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Bonds:
2.25% 2/15/52	58,500	38,267
2.375% 5/15/51 (e)	505,229	340,931
2.875% 5/15/52 (e)	224,700	169,192
3.625% 2/15/53	157,354	137,574
4.125% 8/15/53	4,640	4,442
4.375% 8/15/43	9,440	9,242
4.75% 11/15/53	55,400	58,940
U.S. Treasury Notes:
3.125% 11/15/28	38,238	36,353
3.375% 5/15/33	361,500	337,240
3.5% 1/31/30	98,900	94,886
3.5% 4/30/30	154,100	147,623
3.5% 2/15/33	424,500	400,454
3.625% 3/31/30	162,200	156,523
3.75% 6/30/30	122,500	118,897
3.75% 12/31/30	211,300	204,763
3.875% 12/31/29	78,700	77,068
3.875% 8/15/33	26,768	25,969
4% 1/15/27	3,800	3,755
4% 2/15/27	10,590	10,503
4% 10/31/29	188,000	185,320
4% 2/28/30	237,100	233,534
4% 2/15/34 (f)	148,300	145,404
4.125% 7/31/28	137,400	136,439
4.125% 11/15/32	15,100	14,940
4.25% 2/28/31	187,100	186,866
4.375% 12/15/26	1,620	1,617
4.5% 11/15/33	371,600	378,626
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,953,650)		3,655,368

U.S. Government Agency - Mortgage Securities - 22.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 2.7%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.360% 5.615% 10/1/35 (c)(d)	20	20
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.440% 3.945% 4/1/37 (c)(d)	5	5
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 6.085% 1/1/35 (c)(d)	10	11
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.470% 5.058% 10/1/33 (c)(d)	1	1
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 5.73% 7/1/34 (c)(d)	1	1
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.755% 1/1/35 (c)(d)	7	7
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.510% 7.316% 2/1/33 (c)(d)	1	1
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.461% 12/1/34 (c)(d)	3	3
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.785% 3/1/35 (c)(d)	3	3
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.131% 2/1/44 (c)(d)	3	3
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.241% 5/1/44 (c)(d)	4	4
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (c)(d)	11	12
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.3% 9/1/33 (c)(d)	84	85
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.308% 10/1/33 (c)(d)	2	2
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 4.065% 3/1/37 (c)(d)	37	38
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 5.319% 2/1/44 (c)(d)	8	8
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.359% 7/1/35 (c)(d)	2	2
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.570% 4.599% 4/1/44 (c)(d)	13	14
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.580% 4.08% 4/1/44 (c)(d)	5	5
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.580% 5.83% 1/1/44 (c)(d)	7	8
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.620% 5.608% 3/1/33 (c)(d)	28	28
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.630% 5.815% 9/1/36 (c)(d)	3	3
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.422% 11/1/36 (c)(d)	14	14
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.864% 5/1/35 (c)(d)	8	9
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.895% 6/1/47 (c)(d)	52	53
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.680% 5.741% 7/1/43 (c)(d)	72	73
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 5.144% 6/1/42 (c)(d)	52	53
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 5.842% 3/1/40 (c)(d)	33	34
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.740% 5.519% 5/1/36 (c)(d)	16	17
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 5.649% 7/1/35 (c)(d)	22	22
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 8/1/41 (c)(d)	15	15
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.770% 5.995% 2/1/37 (c)(d)	82	84
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.05% 7/1/41 (c)(d)	22	23
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.051% 12/1/40 (c)(d)	268	275
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.055% 1/1/42 (c)(d)	167	170
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 4.519% 2/1/42 (c)(d)	108	110
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.05% 7/1/41 (c)(d)	40	41
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.06% 12/1/39 (c)(d)	3	3
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.068% 9/1/41 (c)(d)	20	20
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 4.757% 2/1/35 (c)(d)	13	13
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 6.08% 10/1/41 (c)(d)	17	17
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.850% 4.429% 4/1/36 (c)(d)	64	66
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.890% 5.582% 8/1/35 (c)(d)	56	57
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 5.771% 7/1/37 (c)(d)	15	15
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 5.418% 9/1/35 (c)(d)	1	1
U.S. TREASURY 1 YEAR INDEX + 2.180% 6.079% 7/1/36 (c)(d)	8	8
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (c)(d)	4	4
U.S. TREASURY 1 YEAR INDEX + 2.270% 6.395% 6/1/36 (c)(d)	7	7
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.404% 10/1/33 (c)(d)	7	7
U.S. TREASURY 1 YEAR INDEX + 2.460% 5.988% 7/1/34 (c)(d)	8	8
1.5% 9/1/35 to 11/1/41	12,975	10,600
2% 2/1/28 to 10/1/52	36,378	29,936
2.5% 1/1/29 to 5/1/53 (g)	71,432	61,418
3% 12/1/28 to 9/1/53 (e)(h)	46,602	40,887
3.25% 12/1/41	11	10
3.4% 7/1/42 to 9/1/42	118	107
3.5% 9/1/33 to 3/1/52	23,032	21,159
3.5% 12/1/46	2,417	2,222
3.65% 5/1/42 to 8/1/42	50	46
3.9% 4/1/42	14	13
4% 3/1/36 to 10/1/52	16,194	15,250
4.025% 5/1/42	17	16
4.25% 11/1/41	21	20
4.5% to 4.5% 6/1/24 to 8/1/52	13,060	12,663
5% 10/1/29 to 11/1/53	16,688	16,311
5.29% 8/1/41 (c)	182	180
5.5% 8/1/25 to 7/1/53	7,590	7,570
6% to 6% 9/1/29 to 9/1/53	7,140	7,270
6% 11/1/53	1,901	1,914
6.5% 1/1/26 to 10/1/53	16,117	16,480
6.705% 2/1/39 (c)	82	84
7% to 7% 3/1/24 to 7/1/37	74	76
7.5% to 7.5% 7/1/25 to 11/1/31	42	43
8% 3/1/37	4	5
TOTAL FANNIE MAE		245,763
Freddie Mac - 1.6%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.120% 5.029% 8/1/37 (c)(d)	9	9
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.320% 5.575% 1/1/36 (c)(d)	20	20
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 5.625% 3/1/36 (c)(d)	14	14
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.824% 3/1/36 (c)(d)	11	11
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.660% 5.165% 1/1/37 (c)(d)	17	17
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.660% 6.04% 7/1/36 (c)(d)	68	69
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.660% 7.54% 7/1/35 (c)(d)	12	12
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 12/1/40 (c)(d)	101	103
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 7/1/41 (c)(d)	24	25
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 9/1/41 (c)(d)	320	326
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 5.239% 4/1/36 (c)(d)	7	7
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.255% 4/1/41 (c)(d)	8	8
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.489% 10/1/36 (c)(d)	119	121
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 9/1/41 (c)(d)	27	28
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 10/1/41 (c)(d)	193	196
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.900% 6.008% 10/1/42 (c)(d)	133	135
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.213% 5/1/41 (c)(d)	57	59
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.568% 5/1/41 (c)(d)	65	66
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.699% 6/1/41 (c)(d)	55	56
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.16% 6/1/41 (c)(d)	20	20
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.990% 6% 10/1/35 (c)(d)	60	61
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.010% 7.885% 5/1/37 (c)(d)	11	12
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 4.936% 4/1/38 (c)(d)	6	6
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 7.885% 6/1/37 (c)(d)	25	25
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (c)(d)	0	0
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 6.256% 7/1/36 (c)(d)	52	53
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.200% 6.45% 12/1/36 (c)(d)	9	9
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.680% 8.249% 10/1/35 (c)(d)	8	9
U.S. TREASURY 1 YEAR INDEX + 2.030% 5.183% 6/1/33 (c)(d)	83	83
U.S. TREASURY 1 YEAR INDEX + 2.230% 5.062% 4/1/34 (c)(d)	27	27
U.S. TREASURY 1 YEAR INDEX + 2.260% 5.231% 6/1/33 (c)(d)	22	22
U.S. TREASURY 1 YEAR INDEX + 2.430% 6.385% 3/1/35 (c)(d)	41	41
U.S. TREASURY 1 YEAR INDEX + 2.540% 5.875% 7/1/35 (c)(d)	47	48
1.5% 10/1/35 to 12/1/50	6,055	5,185
2% 6/1/35 to 2/1/52	20,182	16,999
2.5% 5/1/30 to 8/1/53 (e)	32,136	27,453
3% 6/1/31 to 5/1/53	21,479	18,632
3.5% 3/1/32 to 2/1/52	24,654	22,698
3.5% 7/1/42	635	585
3.5% 7/1/42	282	260
3.5% 9/1/42	825	759
3.5% 11/1/42	250	230
4% 1/1/36 to 2/1/50	14,503	13,691
4% 4/1/48	8	7
4.5% 6/1/25 to 10/1/48	6,609	6,421
5% 8/1/33 to 1/1/53	9,767	9,625
5.5% 10/1/52 to 3/1/54 (e)	6,487	6,463
5.5% 1/1/54	608	602
5.5% 2/1/54	244	241
5.5% 3/1/54	842	833
6% 4/1/28 to 11/1/53	3,863	3,918
6.5% 5/1/26 to 1/1/54 (e)	3,008	3,105
7% 3/1/26 to 9/1/36	70	72
7.5% 6/1/26 to 11/1/31	1	1
8% 7/1/24 to 4/1/32	2	2
8.5% 1/1/25 to 9/1/29	1	1
TOTAL FREDDIE MAC		139,481
Ginnie Mae - 2.3%
3.5% 9/20/40 to 12/20/49	8,327	7,683
4% 7/15/39 to 5/20/49	7,079	6,734
4.5% 6/20/33 to 8/15/41	5,153	5,019
5% 12/15/32 to 4/20/48	3,065	3,060
5.5% 6/15/33 to 9/15/39	198	201
6% to 6% 10/15/30 to 5/15/40	1,447	1,485
7% to 7% 8/15/25 to 11/15/32	158	163
7.5% to 7.5% 6/15/24 to 9/15/31	36	37
8% 4/15/24 to 11/15/29	5	5
8.5% 11/15/27 to 1/15/31	2	2
2% 12/20/50 to 5/20/52	12,696	10,332
2% 3/1/54 (i)	3,750	3,052
2% 3/1/54 (i)	3,250	2,645
2% 3/1/54 (i)	9,050	7,365
2% 3/1/54 (i)	6,100	4,964
2% 3/1/54 (i)	4,650	3,784
2% 3/1/54 (i)	1,500	1,221
2% 3/1/54 (i)	1,875	1,526
2% 3/1/54 (i)	1,325	1,078
2% 3/1/54 (i)	4,350	3,540
2% 3/1/54 (i)	3,100	2,523
2% 3/1/54 (i)	4,250	3,459
2% 3/1/54 (i)	2,450	1,994
2% 4/1/54 (i)	15,500	12,622
2% 4/1/54 (i)	12,000	9,772
2% 4/1/54 (i)	1,200	977
2% 4/1/54 (i)	650	529
2% 4/1/54 (i)	6,150	5,008
2% 4/1/54 (i)	5,375	4,377
2% 4/1/54 (i)	10,775	8,775
2% 4/1/54 (i)	400	326
2.5% 7/20/51 to 1/20/52	7,465	6,262
2.5% 3/1/54 (i)	7,850	6,642
2.5% 3/1/54 (i)	11,800	9,985
2.5% 3/1/54 (i)	6,800	5,754
2.5% 4/1/54 (i)	425	360
3% 5/15/42 to 2/20/50	3,313	2,958
3% 3/1/54 (i)	5,750	5,042
3% 3/1/54 (i)	2,650	2,324
3% 3/1/54 (i)	10,625	9,318
3% 3/1/54 (i)	3,150	2,762
3% 4/1/54 (i)	10,550	9,258
3% 4/1/54 (i)	2,575	2,260
5.47% 8/20/59 (c)(j)	1	1
5.5% 3/1/54 (i)	6,650	6,607
5.5% 3/1/54 (i)	4,250	4,223
6% 3/1/54 (i)	2,300	2,312
6% 3/1/54 (i)	1,750	1,759
6% 3/1/54 (i)	1,050	1,055
6.5% 3/20/31 to 6/15/37	55	57
6.5% 3/1/54 (i)	1,750	1,774
6.5% 3/1/54 (i)	2,450	2,483
6.5% 3/1/54 (i)	2,700	2,737
6.5% 4/1/54 (i)	950	962
6.5% 4/1/54 (i)	2,350	2,380
TOTAL GINNIE MAE		203,533
Uniform Mortgage Backed Securities - 15.6%
2% 3/1/54 (i)	1,500	1,179
2% 3/1/54 (i)	5,000	3,930
2% 3/1/54 (i)	78,500	61,705
2% 3/1/54 (i)	28,800	22,638
2% 3/1/54 (i)	19,700	15,485
2% 3/1/54 (i)	53,700	42,211
2% 3/1/54 (i)	80,600	63,356
2% 3/1/54 (i)	29,600	23,267
2% 3/1/54 (i)	42,700	33,564
2% 3/1/54 (i)	15,050	11,830
2% 3/1/54 (i)	28,650	22,520
2% 3/1/54 (i)	10,100	7,939
2% 4/1/54 (i)	21,400	16,843
2% 4/1/54 (i)	7,750	6,100
2% 4/1/54 (i)	26,850	21,133
2% 4/1/54 (i)	9,700	7,635
2% 4/1/54 (i)	13,350	10,507
2% 4/1/54 (i)	4,850	3,817
2% 4/1/54 (i)	55,250	43,485
2% 4/1/54 (i)	20,750	16,332
2% 4/1/54 (i)	4,600	3,621
2% 4/1/54 (i)	12,275	9,661
2% 4/1/54 (i)	106,650	83,941
2% 4/1/54 (i)	38,750	30,499
2.5% 3/1/54 (i)	60,200	49,458
2.5% 3/1/54 (i)	12,900	10,598
2.5% 3/1/54 (i)	31,925	26,228
2.5% 3/1/54 (i)	6,850	5,628
2.5% 3/1/54 (i)	37,700	30,973
2.5% 3/1/54 (i)	8,100	6,655
2.5% 3/1/54 (i)	34,800	28,590
2.5% 3/1/54 (i)	7,600	6,244
2.5% 3/1/54 (i)	15,450	12,693
2.5% 3/1/54 (i)	3,400	2,793
2.5% 3/1/54 (i)	10,675	8,770
2.5% 3/1/54 (i)	48,825	40,113
2.5% 3/1/54 (i)	24,250	19,923
2.5% 3/1/54 (i)	5,350	4,395
2.5% 3/1/54 (i)	5,325	4,375
2.5% 3/1/54 (i)	24,275	19,943
2.5% 4/1/54 (i)	111,200	91,471
2.5% 4/1/54 (i)	24,100	19,824
3% 3/1/54 (i)	1,800	1,540
3% 3/1/54 (i)	4,400	3,764
3% 3/1/54 (i)	200	171
3% 3/1/54 (i)	20,350	17,410
3% 3/1/54 (i)	79,400	67,930
3% 3/1/54 (i)	22,700	19,421
3% 3/1/54 (i)	5,575	4,770
3% 3/1/54 (i)	7,100	6,074
3% 3/1/54 (i)	30,100	25,752
3% 3/1/54 (i)	10,650	9,112
3% 3/1/54 (i)	45,150	38,628
3% 3/1/54 (i)	5,750	4,919
3% 3/1/54 (i)	24,400	20,875
3% 3/1/54 (i)	4,300	3,679
3% 3/1/54 (i)	18,250	15,614
3% 3/1/54 (i)	17,925	15,336
3% 3/1/54 (i)	2,825	2,417
3% 4/1/54 (i)	114,900	98,410
3% 4/1/54 (i)	28,050	24,024
3.5% 3/1/54 (i)	250	222
3.5% 3/1/54 (i)	600	534
5% 3/1/54 (i)	2,325	2,255
5% 3/1/54 (i)	1,300	1,261
5% 3/1/54 (i)	1,600	1,552
5.5% 3/1/54 (i)	1,600	1,583
5.5% 3/1/54 (i)	7,200	7,123
5.5% 3/1/54 (i)	1,000	989
6% 3/1/54 (i)	4,000	4,018
6% 3/1/54 (i)	4,150	4,168
6% 3/1/54 (i)	4,050	4,068
6% 3/1/54 (i)	3,700	3,716
6% 3/1/54 (i)	1,200	1,205
6% 3/1/54 (i)	1,200	1,205
6% 3/1/54 (i)	5,950	5,976
6% 3/1/54 (i)	2,425	2,436
6% 3/1/54 (i)	2,825	2,837
6.5% 3/1/54 (i)	2,025	2,060
6.5% 3/1/54 (i)	1,900	1,933
6.5% 3/1/54 (i)	3,700	3,765
6.5% 3/1/54 (i)	11,500	11,701
6.5% 3/1/54 (i)	125	127
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,396,452
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,024,031)		1,985,229

Asset-Backed Securities - 7.0%
	Principal Amount (a) (000s)	Value ($) (000s)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	6,016	4,242
Series 2019-1 Class A, 3.844% 5/15/39 (b)	530	424
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	3,294	2,973
Class B, 4.458% 10/16/39 (b)	886	412
Series 2021-1A Class A, 2.95% 11/16/41 (b)	6,249	5,641
Series 2021-2A Class A, 2.798% 1/15/47 (b)	12,150	10,571
Affirm Asset Securitization Trust Series 2023-X1 Class A, 7.11% 11/15/28 (b)	711	713
Aimco:
Series 2018-BA Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6756% 1/15/32 (b)(c)(d)	2,225	2,228
Series 2024-BA Class ARR, CME Term SOFR 3 Month Index + 0.000% 0% 4/16/37 (b)(c)(d)	7,959	7,962
AIMCO CLO Ltd. Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7081% 10/17/34 (b)(c)(d)	5,465	5,472
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5694% 4/20/34 (b)(c)(d)	14,203	14,203
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8178% 7/20/35 (b)(c)(d)	6,465	6,474
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7194% 7/20/34 (b)(c)(d)	6,507	6,507
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	1,268	1,133
Class B, 4.335% 1/16/40 (b)	268	150
Ares CLO Series 2019-54A Class A, CME Term SOFR 3 Month Index + 1.580% 6.8956% 10/15/32 (b)(c)(d)	4,806	4,813
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.6163% 4/25/34 (b)(c)(d)	4,698	4,687
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7056% 7/15/34 (b)(c)(d)	8,184	8,190
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.644% 1/15/35 (b)(c)(d)	10,462	10,445
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.6456% 4/15/34 (b)(c)(d)	9,992	9,985
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, CME Term SOFR 3 Month Index + 1.510% 6.8281% 4/17/33 (b)(c)(d)	16,288	16,297
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 10/15/36 (b)(c)(d)	5,474	5,474
Barings CLO Ltd.:
Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.280% 6.6063% 4/25/34 (b)(c)(d)	10,335	10,342
Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.7994% 1/20/32 (b)(c)(d)	9,800	9,814
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7056% 1/15/35 (b)(c)(d)	8,274	8,283
Blackbird Capital Aircraft:
Series 2016-1A Class A, 4.213% 12/16/41 (b)	2,242	2,191
Series 2021-1A Class A, 2.443% 7/15/46 (b)	8,986	7,908
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.5656% 4/15/29 (b)(c)(d)	4,372	4,373
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	3,742	3,809
Castlelake Aircraft Securitization Trust:
Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	3,853	3,468
Class B, 5.095% 4/15/39 (b)	1,844	1,217
Series 2021-1R Class A, 2.741% 8/15/41 (b)	7,113	6,562
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	2,010	1,833
Series 2021-1A:
Class A, 3.474% 1/15/46 (b)	1,332	1,252
Class B, 6.656% 1/15/46 (b)	575	534
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6794% 10/20/32 (b)(c)(d)	6,612	6,615
Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7163% 10/25/34 (b)(c)(d)	5,100	5,105
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.1678% 7/20/36 (b)(c)(d)	6,127	6,161
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.6294% 4/20/34 (b)(c)(d)	8,665	8,659
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	2,435	2,379
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/35 (b)	1,004	1,010
CNH Equipment Trust Series 2023 A Class A2, 5.34% 9/15/26	890	889
Columbia Cent CLO 29 Ltd./Columbia Cent CLO 29 Corp. Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.7494% 10/20/34 (b)(c)(d)	8,292	8,283
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.7794% 4/20/34 (b)(c)(d)	9,800	9,806
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.700% 7.0186% 7/24/34 (b)(c)(d)	9,668	9,671
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, CME Term SOFR 3 Month Index + 1.570% 6.8894% 1/20/34 (b)(c)(d)	12,900	12,902
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	3,266	3,110
Series 2019-1A:
Class A23, 4.352% 5/20/49 (b)	586	556
Class A2II, 4.021% 5/20/49 (b)	789	762
Series 2021-1A Class A23, 2.791% 11/20/51 (b)	7,442	6,202
Discover Card Execution Note Trust Series 2023 A1 Class A, 4.31% 3/15/28	700	691
Dominos Pizza Master Issuer LLC:
Series 2019-1A Class A2, 3.668% 10/25/49 (b)	6,967	6,347
Series 2021-1A Class A2II, 3.151% 4/25/51 (b)	271	234
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7294% 10/20/34 (b)(c)(d)	5,507	5,507
Series 2021-83A Class A, CME Term SOFR 3 Month Index + 1.480% 6.7795% 1/18/32 (b)(c)(d)	7,090	7,091
Dryden Senior Loan Fund:
Series 2018-70A Class A1, CME Term SOFR 3 Month Index + 1.430% 6.7456% 1/16/32 (b)(c)(d)	1,808	1,810
Series 2020-78A Class A, CME Term SOFR 3 Month Index + 1.440% 6.7581% 4/17/33 (b)(c)(d)	4,300	4,302
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 10/15/35 (b)(c)(d)	7,281	7,292
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7107% 2/20/35 (b)(c)(d)	4,292	4,292
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6756% 4/15/31 (b)(c)(d)	3,720	3,721
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 1/15/35 (b)(c)(d)	9,611	9,623
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.8256% 1/15/34 (b)(c)(d)	2,050	2,053
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	1,900	1,929
Flatiron CLO Ltd. Series 2021-1A:
Class A1, CME Term SOFR 3 Month Index + 1.370% 6.6812% 7/19/34 (b)(c)(d)	5,916	5,922
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6673% 11/16/34 (b)(c)(d)	8,250	8,261
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, CME Term SOFR 3 Month Index + 1.560% 6.8807% 11/20/33 (b)(c)(d)	9,100	9,121
Ford Credit Floorplan Master Owner Trust:
Series 2019-2 Class A, 3.06% 4/15/26	7,032	7,005
Series 2020-2 Class B, 1.32% 9/15/27	4,000	3,729
Series 2023-1 Class A1, 4.92% 5/15/28 (b)	2,500	2,489
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	1,198	1,197
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	2,000	2,012
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	2,780	2,749
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	1,300	1,303
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/28 (b)	2,300	2,309
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	1,495	1,308
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	2,054	1,837
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7094% 10/22/34 (b)(c)(d)	5,835	5,836
Lucali CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.470% 6.7856% 1/15/33 (b)(c)(d)	4,700	4,704
Madison Park Funding Series 2024-19A Class AR3, CME Term SOFR 3 Month Index + 1.600% 6.9178% 1/22/37 (b)(c)(d)	3,531	3,552
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7112% 4/19/34 (b)(c)(d)	10,220	10,236
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6794% 1/22/35 (b)(c)(d)	9,350	9,343
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.6956% 7/15/34 (b)(c)(d)	5,879	5,879
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, CME Term SOFR 3 Month Index + 1.460% 6.7794% 1/22/31 (b)(c)(d)	2,629	2,629
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 7.1178% 4/22/36 (b)(c)(d)	4,122	4,149
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.7194% 10/20/34 (b)(c)(d)	1,967	1,968
Magnetite XXI Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.5994% 4/20/34 (b)(c)(d)	8,363	8,372
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7163% 1/25/35 (b)(c)(d)	6,892	6,892
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5656% 1/15/34 (b)(c)(d)	8,900	8,900
MAPS Trust Series 2021-1A Class A, 2.521% 6/15/46 (b)	16,036	14,184
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/36 (b)	1,300	1,309
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6494% 10/20/30 (b)(c)(d)	5,456	5,464
Peace Park CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7094% 10/20/34 (b)(c)(d)	3,230	3,230
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	3,059	2,990
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	5,941	5,375
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	6,366	5,927
Class A2II, 4.008% 12/5/51 (b)	5,689	4,994
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	7,034	6,058
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/53 (b)	766	732
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.6994% 4/20/34 (b)(c)(d)	11,224	11,230
RR Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.6565% 1/15/37 (b)(c)(d)	10,760	10,760
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	11,416	10,098
Class B, 4.335% 3/15/40 (b)	426	322
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	5,278	5,159
1.884% 7/15/50 (b)	3,008	2,803
2.328% 7/15/52 (b)	2,300	2,015
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	1,646	1,648
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.6358% 4/23/35 (b)(c)(d)	5,480	5,484
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6356% 7/15/32 (b)(c)(d)	1,079	1,080
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, CME Term SOFR 3 Month Index + 1.240% 6.5512% 4/19/34 (b)(c)(d)	10,365	10,371
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6594% 4/20/33 (b)(c)(d)	9,694	9,705
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.2954% 9/25/34 (c)(d)	4	4
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	8,558	7,488
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	5,548	4,730
Toyota Lease Owner Trust:
Series 2023 A:
Class A2, 5.3% 8/20/25 (b)	3,344	3,340
Class A3, 4.93% 4/20/26 (b)	4,206	4,188
Series 2024-A Class A3, 5.25% 4/20/27 (b)	1,600	1,600
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, CME Term SOFR 3 Month Index + 0.820% 6.1509% 4/6/42 (b)(c)(d)	491	347
Upstart Securitization Trust Series 2022-1 Class A, 3.12% 3/20/32 (b)	562	557
Voya CLO Ltd. Series 2019-2A Class A, CME Term SOFR 3 Month Index + 1.530% 6.8494% 7/20/32 (b)(c)(d)	5,397	5,406
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7312% 7/19/34 (b)(c)(d)	5,438	5,438
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7294% 10/20/34 (b)(c)(d)	11,071	11,081
Voya CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 7/16/34 (b)(c)(d)	5,466	5,467
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	3,700	3,733
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (b)	389	405
World Omni Auto Receivables Trust:
Series 2023 B:
Class A2A, 5.25% 11/16/26	1,756	1,753
Class A3, 4.66% 5/15/28	4,453	4,410
Series 2023-C Class A3, 5.15% 11/15/28	1,300	1,301
TOTAL ASSET-BACKED SECURITIES (Cost $646,874)		631,472

Collateralized Mortgage Obligations - 1.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Private Sponsor - 0.1%
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	2,711	2,676
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	553	549
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	3,988	3,921
CSMC Series 2014-3R:
Class 2A1, CME Term SOFR 1 Month Index + 0.810% 0% 5/27/37 (b)(c)(d)(l)	343	0
Class AA1, CME Term SOFR 1 Month Index + 0.390% 4.1948% 5/27/37 (b)(c)(d)	294	280
CSMC Trust sequential payer Series 2020-RPL3 Class A1, 4.0748% 3/25/60 (b)(c)	2,848	2,834
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (b)	932	885
RMF Buyout Issuance Trust sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	1,067	1,043
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, CME Term SOFR 6 Month Index + 1.300% 6.5595% 7/20/34 (c)(d)	1	1
TOTAL PRIVATE SPONSOR		12,189
U.S. Government Agency - 1.1%
Fannie Mae:
floater:
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 3.64% 4/25/24 (c)(d)	1	1
Series 2001-38 Class QF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.090% 6.4161% 8/25/31 (c)(d)	14	14
Series 2002-18 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2361% 2/25/32 (c)(d)	2	2
Series 2002-39 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4389% 3/18/32 (c)(d)	3	3
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4361% 4/25/32 (c)(d)	6	6
Series 2002-63 Class FN, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4361% 10/25/32 (c)(d)	4	4
Series 2002-7 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 6.1861% 1/25/32 (c)(d)	2	2
Series 2002-74 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.8861% 11/25/32 (c)(d)	52	52
Series 2002-75 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4361% 11/25/32 (c)(d)	6	6
Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6639% 12/25/33 (c)(k)(m)	61	8
Series 2006-104 Class GI, 6.560% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2439% 11/25/36 (c)(k)(m)	44	4
Series 2010-15 Class FJ, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.040% 6.3661% 6/25/36 (c)(d)	1,256	1,260
planned amortization class:
Series 1996-28 Class PK, 6.5% 7/25/25	0	0
Series 1999-17 Class PG, 6% 4/25/29	14	14
Series 1999-32 Class PL, 6% 7/25/29	19	19
Series 1999-33 Class PK, 6% 7/25/29	14	14
Series 2001-52 Class YZ, 6.5% 10/25/31	3	3
Series 2003-70 Class BJ, 5% 7/25/33	98	96
Series 2005-102 Class CO 11/25/35 (n)	12	10
Series 2005-64 Class PX, 5.5% 6/25/35	33	33
Series 2005-68 Class CZ, 5.5% 8/25/35	1,347	1,348
Series 2005-73 Class SA, 17.500% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.4161% 8/25/35 (c)(d)(m)	2	2
Series 2005-81 Class PC, 5.5% 9/25/35	35	35
Series 2006-12 Class BO 10/25/35 (n)	43	37
Series 2006-15 Class OP 3/25/36 (n)	59	49
Series 2006-37 Class OW 5/25/36 (n)	8	6
Series 2006-45 Class OP 6/25/36 (n)	19	15
Series 2006-62 Class KP 4/25/36 (n)	29	24
Series 2010-118 Class PB, 4.5% 10/25/40	1,022	995
Series 2012-149:
Class DA, 1.75% 1/25/43	334	302
Class GA, 1.75% 6/25/42	376	339
Series 2021-45 Class DA, 3% 7/25/51	580	509
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	3	3
Series 1999-25 Class Z, 6% 6/25/29	15	15
Series 2001-20 Class Z, 6% 5/25/31	18	18
Series 2001-31 Class ZC, 6.5% 7/25/31	9	9
Series 2002-16 Class ZD, 6.5% 4/25/32	8	8
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.1139% 11/25/32 (c)(k)(m)	11	0
Series 2004-52 Class KZ, 5.5% 7/25/34	475	473
Series 2004-91 Class Z, 5% 12/25/34	1,062	1,043
Series 2005-117 Class JN, 4.5% 1/25/36	79	78
Series 2005-14 Class ZB, 5% 3/25/35	329	323
Series 2006-72 Class CY, 6% 8/25/26	81	82
Series 2009-59 Class HB, 5% 8/25/39	583	576
Series 2012-67 Class AI, 4.5% 7/25/27 (k)	10	0
Series 2020-101 Class BA, 1.5% 9/25/45	727	616
Series 2020-80 Class BA, 1.5% 3/25/45	1,012	863
Series 2022-1 Class KA, 3% 5/25/48	492	440
Series 2022-3 Class N, 2% 10/25/47	3,985	3,394
Series 2022-30 Class E, 4.5% 7/25/48	1,419	1,372
Series 2022-49 Class TC, 4% 12/25/48	457	431
Series 2022-5:
Class 0, 2.5% 6/25/48	396	344
Class DA, 2.25% 11/25/47	1,210	1,048
Series 2022-7 Class A, 3% 5/25/48	701	627
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2039% 12/25/36 (c)(k)(m)	30	3
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0039% 5/25/37 (c)(k)(m)	15	2
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6639% 3/25/33 (c)(k)(m)	4	0
Series 2005-72 Class ZC, 5.5% 8/25/35	240	239
Series 2005-79 Class ZC, 5.9% 9/25/35	143	143
Series 2007-57 Class SA, 40.600% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 8.0032% 6/25/37 (c)(d)(m)	14	17
Series 2007-66:
Class SA, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9832% 7/25/37 (c)(d)(m)	19	23
Class SB, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9832% 7/25/37 (c)(d)(m)	6	7
Series 2010-135 Class ZA, 4.5% 12/25/40	58	56
Series 2010-139 Class NI, 4.5% 2/25/40 (k)	32	0
Series 2010-150 Class ZC, 4.75% 1/25/41	544	532
Series 2010-39 Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.030% 6.3561% 3/25/36 (c)(d)	852	854
Series 2010-95 Class ZC, 5% 9/25/40	1,144	1,132
Series 2011-39 Class ZA, 6% 11/25/32	70	71
Series 2011-4 Class PZ, 5% 2/25/41	175	166
Series 2011-67 Class AI, 4% 7/25/26 (k)	29	1
Series 2012-100 Class WI, 3% 9/25/27 (k)	165	6
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1139% 6/25/41 (c)(k)(m)	16	0
Series 2013-133 Class IB, 3% 4/25/32 (k)	48	1
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6139% 1/25/44 (c)(k)(m)	70	7
Series 2013-51 Class GI, 3% 10/25/32 (k)	82	4
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2839% 6/25/35 (c)(k)(m)	82	6
Series 2015-42 Class IL, 6% 6/25/45 (k)	414	68
Series 2015-70 Class JC, 3% 10/25/45	461	429
Series 2017-30 Class AI, 5.5% 5/25/47 (k)	234	39
Series 2018-45 Class GI, 4% 6/25/48 (k)	2,789	585
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (k)	15	2
Series 343 Class 16, 5.5% 5/25/34 (k)	14	2
Series 348 Class 14, 6.5% 8/25/34 (c)(k)	9	2
Series 351:
Class 12, 5.5% 4/25/34 (c)(k)	7	1
Class 13, 6% 3/25/34 (k)	9	2
Series 359 Class 19, 6% 7/25/35 (c)(k)	7	1
Series 384 Class 6, 5% 7/25/37 (k)	60	10
Freddie Mac:
floater:
Series 2412 Class FK, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2392% 1/15/32 (c)(d)	1	1
Series 2423 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3392% 3/15/32 (c)(d)	2	2
Series 2424 Class FM, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4392% 3/15/32 (c)(d)	2	2
Series 2432:
Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3392% 6/15/31 (c)(d)	3	3
Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3392% 3/15/32 (c)(d)	1	1
Series 2526 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.510% 5.8392% 11/15/32 (c)(d)	22	22
Series 2711 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3392% 2/15/33 (c)(d)	329	329
floater planned amortization class Series 2770 Class FH, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.510% 5.8392% 3/15/34 (c)(d)	476	470
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	18	19
Series 2101 Class PD, 6% 11/15/28	10	10
Series 2121 Class MG, 6% 2/15/29	8	8
Series 2131 Class BG, 6% 3/15/29	55	55
Series 2137 Class PG, 6% 3/15/29	9	9
Series 2154 Class PT, 6% 5/15/29	14	14
Series 2162 Class PH, 6% 6/15/29	3	3
Series 2520 Class BE, 6% 11/15/32	30	31
Series 2693 Class MD, 5.5% 10/15/33	65	65
Series 2802 Class OB, 6% 5/15/34	53	53
Series 2996 Class MK, 5.5% 6/15/35	17	17
Series 3002 Class NE, 5% 7/15/35	70	69
Series 3110 Class OP 9/15/35 (n)	13	12
Series 3119 Class PO 2/15/36 (n)	70	56
Series 3121 Class KO 3/15/36 (n)	14	11
Series 3123 Class LO 3/15/36 (n)	39	32
Series 3145 Class GO 4/15/36 (n)	47	38
Series 3189 Class PD, 6% 7/15/36	64	66
Series 3225 Class EO 10/15/36 (n)	24	19
Series 3258 Class PM, 5.5% 12/15/36	23	23
Series 3415 Class PC, 5% 12/15/37	218	215
Series 3806 Class UP, 4.5% 2/15/41	145	141
Series 3832 Class PE, 5% 3/15/41	278	277
Series 3857 Class ZP, 5% 5/15/41	2,257	2,233
Series 4135 Class AB, 1.75% 6/15/42	288	259
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	8	8
Series 2021-5169 Class TP, 2.5% 6/25/49	305	260
Series 2022-5189:
Class DA, 2.5% 5/25/49	384	327
Class TP, 2.5% 5/25/49	278	237
Series 2022-5190:
Class BA, 2.5% 11/25/47	361	315
Class CA, 2.5% 5/25/49	233	198
Series 2022-5197:
Class A, 2.5% 6/25/49	233	198
Class DA, 2.5% 11/25/47	274	239
Series 2022-5198 Class BA, 2.5% 11/25/47	1,354	1,201
Series 2022-5202 Class LB, 2.5% 10/25/47	293	256
Series 2135 Class JE, 6% 3/15/29	3	3
Series 2145 Class MZ, 6.5% 4/15/29	55	56
Series 2274 Class ZM, 6.5% 1/15/31	5	6
Series 2281 Class ZB, 6% 3/15/30	10	10
Series 2303 Class ZV, 6% 4/15/31	35	36
Series 2357 Class ZB, 6.5% 9/15/31	96	98
Series 2502 Class ZC, 6% 9/15/32	12	12
Series 2519 Class ZD, 5.5% 11/15/32	18	18
Series 2877 Class ZD, 5% 10/15/34	1,306	1,285
Series 2998 Class LY, 5.5% 7/15/25	6	6
Series 3007 Class EW, 5.5% 7/15/25	19	19
Series 3871 Class KB, 5.5% 6/15/41	355	362
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1608% 2/15/36 (c)(k)(m)	22	2
Series 2013-4281 Class AI, 4% 12/15/28 (k)	12	0
Series 2017-4683 Class LM, 3% 5/15/47	590	551
Series 2021-5083 Class VA, 1% 8/15/38	1,539	1,434
Series 2933 Class ZM, 5.75% 2/15/35	322	327
Series 2935 Class ZK, 5.5% 2/15/35	242	244
Series 2947 Class XZ, 6% 3/15/35	123	126
Series 2996 Class ZD, 5.5% 6/15/35	209	211
Series 3237 Class C, 5.5% 11/15/36	284	284
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2208% 11/15/36 (c)(k)(m)	91	8
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1408% 6/15/37 (c)(k)(m)	60	6
Series 3843 Class PZ, 5% 4/15/41	1,714	1,698
Series 3949 Class MK, 4.5% 10/15/34	48	47
Series 4055 Class BI, 3.5% 5/15/31 (k)	31	0
Series 4149 Class IO, 3% 1/15/33 (k)	55	4
Series 4314 Class AI, 5% 3/15/34 (k)	8	0
Series 4427 Class LI, 3.5% 2/15/34 (k)	201	10
Series 4471 Class PA 4% 12/15/40	180	175
target amortization class:
Series 2007-3366 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.6892% 5/15/37 (c)(d)	77	75
Series 2156 Class TC, 6.25% 5/15/29	4	4
Freddie Mac Manufactured Housing participation certificates guaranteed sequential payer:
Series 2043 Class ZH, 6% 4/15/28	6	6
Series 2056 Class Z, 6% 5/15/28	15	15
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer:
Series 2021-5159 Class EA, 2.5% 8/25/48	300	257
Series 2021-5164 Class M, 2.5% 7/25/48	306	262
Series 4341 Class ML, 3.5% 11/15/31	1,204	1,152
Series 4386 Class AZ, 4.5% 11/15/40	660	633
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.2542% 6/16/37 (c)(k)(m)	38	3
Series 2007-59 Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9343% 7/20/37 (c)(d)	281	278
Series 2008-2 Class FD, CME Term SOFR 1 Month Index + 0.590% 5.9143% 1/20/38 (c)(d)	73	72
Series 2008-73 Class FA, CME Term SOFR 1 Month Index + 0.970% 6.2943% 8/20/38 (c)(d)	401	402
Series 2008-83 Class FB, CME Term SOFR 1 Month Index + 1.010% 6.3343% 9/20/38 (c)(d)	292	293
Series 2009-108 Class CF, CME Term SOFR 1 Month Index + 0.710% 6.0358% 11/16/39 (c)(d)	379	375
Series 2009-116 Class KF, CME Term SOFR 1 Month Index + 0.640% 5.9658% 12/16/39 (c)(d)	226	224
Series 2010-H03 Class FA, CME Term SOFR 1 Month Index + 0.660% 6.0011% 3/20/60 (c)(d)(j)	262	261
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7811% 7/20/60 (c)(d)(j)	2,835	2,820
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7629% 9/20/60 (c)(d)(j)	2,592	2,575
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7629% 8/20/60 (c)(d)(j)	2,351	2,336
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8429% 12/20/60 (c)(d)(j)	1,216	1,210
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9629% 12/20/60 (c)(d)(j)	964	961
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9629% 2/20/61 (c)(d)(j)	808	805
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.9529% 2/20/61 (c)(d)(j)	1,216	1,211
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9629% 4/20/61 (c)(d)(j)	930	927
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.9629% 5/20/61 (c)(d)(j)	1,176	1,172
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9629% 5/20/61 (c)(d)(j)	1,089	1,085
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.9929% 6/20/61 (c)(d)(j)	1,168	1,165
Series 2011-H20 Class FA, CME Term SOFR 1 Month Index + 0.660% 6.0129% 9/20/61 (c)(d)(j)	420	419
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0629% 10/20/61 (c)(d)(j)	1,199	1,196
Series 2012-98 Class FA, CME Term SOFR 1 Month Index + 0.510% 5.8343% 8/20/42 (c)(d)	309	301
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1629% 11/20/61 (c)(d)(j)	1,293	1,291
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1629% 1/20/62 (c)(d)(j)	635	634
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0929% 1/20/62 (c)(d)(j)	1,218	1,215
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0929% 3/20/62 (c)(d)(j)	591	589
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 6.1129% 5/20/61 (c)(d)(j)	15	15
Series 2012-H23 Class WA, CME Term SOFR 1 Month Index + 0.630% 5.9829% 10/20/62 (c)(d)(j)	17	17
Series 2013-H07 Class BA, CME Term SOFR 1 Month Index + 0.360% 5.8229% 3/20/63 (c)(d)(j)	23	23
Series 2013-H19 Class FC, CME Term SOFR 1 Month Index + 0.600% 6.0629% 8/20/63 (c)(d)(j)	48	48
Series 2014-H03 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0629% 1/20/64 (c)(d)(j)	84	84
Series 2014-H05 Class FB, CME Term SOFR 1 Month Index + 0.710% 6.0629% 12/20/63 (c)(d)(j)	179	178
Series 2014-H11 Class BA, CME Term SOFR 1 Month Index + 0.610% 5.9629% 6/20/64 (c)(d)(j)	293	292
Series 2015-H13 Class FL, CME Term SOFR 1 Month Index + 0.390% 5.7429% 5/20/63 (c)(d)(j)	25	24
Series 2015-H19 Class FA, CME Term SOFR 1 Month Index + 0.310% 5.6629% 4/20/63 (c)(d)(j)	34	34
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 5.8629% 12/20/62 (c)(d)(j)	13	12
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	1,683	1,655
Series 2011-136 Class WI, 4.5% 5/20/40 (k)	97	6
Series 2011-68 Class EC, 3.5% 4/20/41	154	148
Series 2016-69 Class WA, 3% 2/20/46	325	293
Series 2017-134 Class BA, 2.5% 11/20/46	434	387
Series 2017-153 Class GA, 3% 9/20/47	866	764
Series 2017-182 Class KA, 3% 10/20/47	685	615
Series 2018-13 Class Q, 3% 4/20/47	850	774
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	105	102
Series 2010-160 Class DY, 4% 12/20/40	826	791
Series 2010-170 Class B, 4% 12/20/40	182	174
Series 2011-69 Class GX, 4.5% 5/16/40	1,312	1,298
Series 2014-H04 Class HA, 2.75% 2/20/64 (j)	447	436
Series 2017-139 Class BA, 3% 9/20/47	1,520	1,345
Series 2018-H12 Class HA, 3.25% 8/20/68 (j)	2,874	2,749
Series 2004-22 Class M1, 5.5% 4/20/34	606	609
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.0642% 5/16/34 (c)(k)(m)	22	1
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.7642% 8/17/34 (c)(k)(m)	24	2
Series 2007-35 Class SC, 39.510% x CME Term SOFR 1 Month Index 7.585% 6/16/37 (c)(d)(m)	3	4
Series 2010-116 Class QB, 4% 9/16/40	61	59
Series 2010-169 Class Z, 4.5% 12/20/40	2,712	2,465
Series 2010-H10 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7811% 5/20/60 (c)(d)(j)	185	184
Series 2010-H16 Class BA, 3.55% 7/20/60 (j)	451	440
Series 2010-H18 Class PL, 5.0108% 9/20/60 (c)(j)	32	32
Series 2011-94 Class SA, 5.980% - CME Term SOFR 1 Month Index 0.6657% 7/20/41 (c)(k)(m)	76	6
Series 2013-149 Class MA, 2.5% 5/20/40	516	496
Series 2013-H01 Class FA, 1.65% 1/20/63 (j)	0	0
Series 2013-H04 Class BA, 1.65% 2/20/63 (j)	1	1
Series 2014-2 Class BA, 3% 1/20/44	1,633	1,473
Series 2014-21 Class HA, 3% 2/20/44	608	548
Series 2014-25 Class HC, 3% 2/20/44	1,036	932
Series 2014-5 Class A, 3% 1/20/44	863	779
Series 2015-H13 Class HA, 2.5% 8/20/64 (j)	5	4
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(j)	97	93
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.31% 5/20/66 (c)(d)(j)	1,659	1,653
Series 2017-186 Class HK, 3% 11/16/45	890	794
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.16% 8/20/66 (c)(d)(j)	2,900	2,887
Series 2090-118 Class XZ, 5% 12/20/39	6,175	6,138
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.3025% 5/20/65 (c)(j)	60	58
TOTAL U.S. GOVERNMENT AGENCY		94,374
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $109,734)		106,563

Commercial Mortgage Securities - 7.3%
	Principal Amount (a) (000s)	Value ($) (000s)
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2019-RLJ Class A, CME Term SOFR 1 Month Index + 1.090% 6.415% 4/15/36 (b)(c)(d)	8,900	8,889
Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.468% 1/15/39 (b)(c)(d)	5,821	5,745
Class B, CME Term SOFR 1 Month Index + 1.550% 6.868% 1/15/39 (b)(c)(d)	1,099	1,078
Class C, CME Term SOFR 1 Month Index + 2.150% 7.468% 1/15/39 (b)(c)(d)	785	768
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	3,676	3,396
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	825	692
Class CNM, 3.7186% 11/5/32 (b)(c)	341	257
BANK:
sequential payer:
Series 2017-BNK9 Class ASB, 3.47% 11/15/54	773	747
Series 2018-BN10 Class A5, 3.688% 2/15/61	2,479	2,338
Series 2018-BN12 Class ASB, 4.165% 5/15/61	1,711	1,680
Series 2019-BN21 Class A5, 2.851% 10/17/52	5,732	5,074
Series 2019-BN23 Class ASB, 2.846% 12/15/52	200	187
Series 2019-BN24 Class A3, 2.96% 11/15/62	6,283	5,566
Series 2020-BN26 Class ASB, 2.313% 3/15/63	1,200	1,107
Series 2021-BN33 Class XA, 1.0526% 5/15/64 (c)(k)	16,491	835
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, CME Term SOFR 1 Month Index + 1.380% 6.7104% 12/25/33 (b)(c)(d)	2	2
Series 2005-3A:
Class A2, CME Term SOFR 1 Month Index + 0.710% 6.0354% 11/25/35 (b)(c)(d)	15	14
Class M1, CME Term SOFR 1 Month Index + 0.770% 6.0954% 11/25/35 (b)(c)(d)	7	7
Class M2, CME Term SOFR 1 Month Index + 0.840% 6.1704% 11/25/35 (b)(c)(d)	10	10
Class M3, CME Term SOFR 1 Month Index + 0.870% 6.2004% 11/25/35 (b)(c)(d)	9	9
Class M4, CME Term SOFR 1 Month Index + 1.010% 6.3354% 11/25/35 (b)(c)(d)	11	11
Series 2005-4A:
Class A2, CME Term SOFR 1 Month Index + 0.690% 6.0204% 1/25/36 (b)(c)(d)	36	34
Class B1, CME Term SOFR 1 Month Index + 2.210% 7.5354% 1/25/36 (b)(c)(d)	12	40
Class M1, CME Term SOFR 1 Month Index + 0.780% 6.1104% 1/25/36 (b)(c)(d)	12	11
Class M2, CME Term SOFR 1 Month Index + 0.810% 6.1404% 1/25/36 (b)(c)(d)	8	8
Class M3, CME Term SOFR 1 Month Index + 0.860% 6.1854% 1/25/36 (b)(c)(d)	12	11
Class M4, CME Term SOFR 1 Month Index + 1.020% 6.3504% 1/25/36 (b)(c)(d)	12	12
Class M5, CME Term SOFR 1 Month Index + 1.080% 6.4104% 1/25/36 (b)(c)(d)	12	11
Class M6, CME Term SOFR 1 Month Index + 1.160% 6.4854% 1/25/36 (b)(c)(d)	13	12
Series 2006-1:
Class A2, CME Term SOFR 1 Month Index + 0.650% 5.9754% 4/25/36 (b)(c)(d)	11	11
Class M1, CME Term SOFR 1 Month Index + 0.680% 6.0054% 4/25/36 (b)(c)(d)	7	6
Class M2, CME Term SOFR 1 Month Index + 0.710% 6.0354% 4/25/36 (b)(c)(d)	7	7
Class M3, CME Term SOFR 1 Month Index + 0.740% 6.0654% 4/25/36 (b)(c)(d)	12	10
Class M4, CME Term SOFR 1 Month Index + 0.890% 6.2154% 4/25/36 (b)(c)(d)	7	6
Class M5, CME Term SOFR 1 Month Index + 0.950% 6.2754% 4/25/36 (b)(c)(d)	6	6
Class M6, CME Term SOFR 1 Month Index + 1.070% 6.3954% 4/25/36 (b)(c)(d)	7	6
Series 2006-2A:
Class M1, CME Term SOFR 1 Month Index + 0.570% 5.9004% 7/25/36 (b)(c)(d)	10	10
Class M2, CME Term SOFR 1 Month Index + 0.600% 5.9304% 7/25/36 (b)(c)(d)	7	7
Class M3, CME Term SOFR 1 Month Index + 0.630% 5.9604% 7/25/36 (b)(c)(d)	11	10
Class M4, CME Term SOFR 1 Month Index + 0.740% 6.0654% 7/25/36 (b)(c)(d)	7	6
Class M5, CME Term SOFR 1 Month Index + 0.810% 6.1404% 7/25/36 (b)(c)(d)	9	9
Series 2006-3A Class M4, CME Term SOFR 1 Month Index + 0.750% 6.0804% 10/25/36 (b)(c)(d)	9	59
Series 2006-4A:
Class A2, CME Term SOFR 1 Month Index + 0.510% 5.8404% 12/25/36 (b)(c)(d)	79	73
Class M1, CME Term SOFR 1 Month Index + 0.540% 5.8704% 12/25/36 (b)(c)(d)	12	11
Class M2, CME Term SOFR 1 Month Index + 0.570% 5.9004% 12/25/36 (b)(c)(d)	15	13
Class M3, CME Term SOFR 1 Month Index + 0.620% 5.9454% 12/25/36 (b)(c)(d)	8	7
Series 2007-1 Class A2, CME Term SOFR 1 Month Index + 0.510% 5.8404% 3/25/37 (b)(c)(d)	19	17
Series 2007-2A:
Class A1, CME Term SOFR 1 Month Index + 0.380% 5.8404% 7/25/37 (b)(c)(d)	64	58
Class A2, CME Term SOFR 1 Month Index + 0.430% 5.9154% 7/25/37 (b)(c)(d)	60	53
Class M1, CME Term SOFR 1 Month Index + 0.480% 5.9904% 7/25/37 (b)(c)(d)	20	18
Class M2, CME Term SOFR 1 Month Index + 0.520% 6.0504% 7/25/37 (b)(c)(d)	25	22
Class M3, CME Term SOFR 1 Month Index + 0.600% 6.1704% 7/25/37 (b)(c)(d)	34	28
Series 2007-3:
Class A2, CME Term SOFR 1 Month Index + 0.540% 5.8704% 7/25/37 (b)(c)(d)	22	20
Class M1, CME Term SOFR 1 Month Index + 0.570% 5.9004% 7/25/37 (b)(c)(d)	12	10
Class M2, CME Term SOFR 1 Month Index + 0.620% 5.9454% 7/25/37 (b)(c)(d)	12	11
Class M3, CME Term SOFR 1 Month Index + 0.660% 5.9904% 7/25/37 (b)(c)(d)	20	17
Class M4, CME Term SOFR 1 Month Index + 0.860% 6.1854% 7/25/37 (b)(c)(d)	31	28
Class M5, CME Term SOFR 1 Month Index + 1.010% 6.3354% 7/25/37 (b)(c)(d)	17	20
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	806	768
Series 2019-B10 Class A4, 3.717% 3/15/62	1,426	1,325
Series 2019-B13 Class A4, 2.952% 8/15/57	8,383	7,464
Series 2018-B8 Class A5, 4.2317% 1/15/52	10,843	10,139
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.6422% 3/15/41 (b)(c)(d)	3,771	3,768
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2156% 4/15/37 (b)(c)(d)	19,188	19,247
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7646% 4/15/37 (b)(c)(d)	4,991	4,983
BX Commercial Mortgage Trust:
floater:
Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.340% 6.6643% 4/15/34 (b)(c)(d)	2,644	2,634
Class C, CME Term SOFR 1 Month Index + 1.640% 6.9643% 4/15/34 (b)(c)(d)	1,748	1,740
Class D, CME Term SOFR 1 Month Index + 1.940% 7.2643% 4/15/34 (b)(c)(d)	1,835	1,825
Series 2019-XL:
Class C, CME Term SOFR 1 Month Index + 1.360% 6.6821% 10/15/36 (b)(c)(d)	2,104	2,100
Class D, CME Term SOFR 1 Month Index + 1.560% 6.8821% 10/15/36 (b)(c)(d)	4,049	4,039
Class E, CME Term SOFR 1 Month Index + 1.910% 7.2321% 10/15/36 (b)(c)(d)	5,690	5,672
Series 2021-LBA Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2325% 2/15/36 (b)(c)(d)	200	199
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1216% 10/15/36 (b)(c)(d)	11,302	11,185
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3313% 10/15/36 (b)(c)(d)	1,691	1,662
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5311% 10/15/36 (b)(c)(d)	2,263	2,212
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7308% 10/15/36 (b)(c)(d)	2,197	2,134
Class E, CME Term SOFR 1 Month Index + 2.060% 7.38% 10/15/36 (b)(c)(d)	7,638	7,485
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.8086% 4/15/37 (b)(c)(d)	7,745	7,745
Series 2022-LP2:
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6299% 2/15/39 (b)(c)(d)	3,506	3,462
Class C, CME Term SOFR 1 Month Index + 1.560% 6.8793% 2/15/39 (b)(c)(d)	3,506	3,449
Class D, CME Term SOFR 1 Month Index + 1.960% 7.2784% 2/15/39 (b)(c)(d)	3,506	3,448
Series 2023-XL3:
Class A, CME Term SOFR 1 Month Index + 1.760% 7.0791% 12/9/40 (b)(c)(d)	5,568	5,606
Class B, CME Term SOFR 1 Month Index + 2.190% 7.5085% 12/9/40 (b)(c)(d)	1,231	1,241
Class C, CME Term SOFR 1 Month Index + 2.640% 7.9578% 12/9/40 (b)(c)(d)	667	672
floater sequential payer Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3643% 4/15/34 (b)(c)(d)	5,741	5,726
BX Commercial Mortgage Trust 2024-Xl4:
floater Series 2024-XL4 Class B, CME Term SOFR 1 Month Index + 1.790% 7.1092% 2/15/39 (b)(c)(d)	1,097	1,096
floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7597% 2/15/39 (b)(c)(d)	8,740	8,740
BX Trust floater:
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4826% 8/15/39 (b)(c)(d)	5,343	5,356
Series 2022-IND:
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2576% 4/15/37 (b)(c)(d)	3,948	3,946
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6076% 4/15/37 (b)(c)(d)	891	890
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1566% 4/15/37 (b)(c)(d)	746	744
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class A, CME Term SOFR 1 Month Index + 1.360% 6.685% 12/15/37 (b)(c)(d)	5,900	5,898
Class B, CME Term SOFR 1 Month Index + 1.540% 6.865% 12/15/37 (b)(c)(d)	1,800	1,801
CD Commercial Mortgage Trust sequential payer Series 2017-CD6 Class ASB, 3.332% 11/13/50	1,501	1,452
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)	18,910	17,583
Class A2, 1.99% 7/15/60 (b)	12,229	10,439
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	13,114	11,767
CFCRE Commercial Mortgage Trust sequential payer Series 2016-C7 Class A2, 3.5853% 12/10/54	792	747
Citigroup Commercial Mortgage Trust:
sequential payer Series 2020-GC46 Class AAB, 2.614% 2/15/53	600	558
Series 2014-GC25 Class A/S, 4.017% 10/10/47	4,150	4,064
COMM Mortgage Trust sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	1,362	1,353
Series 2020-SBX Class A, 1.67% 1/10/38 (b)	22,582	20,182
Commercial Mortgage Trust sequential payer Series 2018-CD7 Class ASB, 4.213% 8/15/51	1,784	1,737
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, CME Term SOFR 1 Month Index + 1.020% 6.345% 5/15/36 (b)(c)(d)	26,512	26,512
Class B, CME Term SOFR 1 Month Index + 1.270% 6.595% 5/15/36 (b)(c)(d)	19,357	19,354
Class C, CME Term SOFR 1 Month Index + 1.470% 6.795% 5/15/36 (b)(c)(d)	2,013	2,013
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	2,478	2,295
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2 Class A, 6.038% 1/15/41 (b)(c)	1,675	1,650
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1335% 11/15/38 (b)(c)(d)	15,431	15,277
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5527% 11/15/38 (b)(c)(d)	3,895	3,853
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5125% 7/15/38 (b)(c)(d)	5,774	5,767
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8125% 7/15/38 (b)(c)(d)	2,678	2,674
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1325% 7/15/38 (b)(c)(d)	1,974	1,971
Class D, CME Term SOFR 1 Month Index + 2.360% 7.6825% 7/15/38 (b)(c)(d)	3,984	3,977
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	740	720
Series 2016-K054 Class A2, 2.745% 1/25/26	2,144	2,062
Series 2020-K117 Class A2, 1.406% 8/25/30	1,300	1,062
Series 2021-K127 Class A2, 2.108% 1/25/31	3,000	2,540
Series 2022-K141 Class A2, 2.25% 2/25/32	869	726
Series 2022-K146 Class A2, 2.92% 6/25/32	1,798	1,571
Series 2022-K147 Class A2, 3% 6/25/32	2,273	1,998
Series 2022-K750 Class A2, 3% 9/25/29	2,900	2,669
Series 2023-K751 Class A2, 4.412% 3/25/30	600	589
Series 2023-K754 Class A2, 4.94% 11/25/30	3,800	3,830
Series 2024-K516 Class A2, 5.476% 1/25/29	3,600	3,720
Series K065 Class A2, 3.243% 4/25/27	700	671
Series 2022 K748 Class A2, 2.26% 1/25/29	800	714
Series K047 Class A2, 3.329% 5/25/25	3,490	3,415
Series K086 Class A2, 3.859% 11/25/28	1,847	1,779
GS Mortgage Securities Trust:
floater Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3825% 10/15/36 (b)(c)(d)	6,605	6,510
Class B, CME Term SOFR 1 Month Index + 1.260% 6.5825% 10/15/36 (b)(c)(d)	1,021	992
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9825% 10/15/36 (b)(c)(d)	841	807
sequential payer Series 2018-GS10 Class AAB, 4.106% 7/10/51	1,723	1,676
Series 2011-GC5 Class A/S, 5.1526% 8/10/44 (b)(c)	4,219	4,090
Series 2015-GC34 Class XA, 1.1931% 10/10/48 (c)(k)	16,648	241
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8066% 8/15/39 (b)(c)(d)	8,964	9,012
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 5.9141% 4/15/37 (b)(c)(d)	6,834	6,458
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer Series 2021-2NU Class A, 1.9739% 1/5/40 (b)	25,800	21,695
JPMDB Commercial Mortgage Securities Trust sequential payer:
Series 2018-C8 Class ASB, 4.145% 6/15/51	1,729	1,681
Series 2019-COR6 Class A4, 3.0565% 11/13/52	1,823	1,525
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2020-NNN Class AFX, 2.8123% 1/16/37 (b)	31,484	26,761
Series 2013-LC11 Class A/S, 3.216% 4/15/46	330	304
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	2,821	2,549
Class CFX, 4.9498% 7/5/33 (b)	485	384
Class DFX, 5.3503% 7/5/33 (b)	955	708
Class EFX, 5.3635% 7/5/33 (b)(c)	1,020	696
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6129% 5/15/39 (b)(c)(d)	12,720	12,609
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1116% 5/15/39 (b)(c)(d)	8,835	8,736
Class C, CME Term SOFR 1 Month Index + 2.090% 7.4108% 5/15/39 (b)(c)(d)	4,950	4,888
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8596% 5/15/39 (b)(c)(d)	4,400	4,199
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 3/15/38 (b)(c)(d)	9,783	9,676
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3125% 3/15/38 (b)(c)(d)	2,360	2,325
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5325% 3/15/38 (b)(c)(d)	1,485	1,459
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8325% 3/15/38 (b)(c)(d)	2,066	2,030
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1825% 3/15/38 (b)(c)(d)	1,805	1,760
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 7/15/38 (b)(c)(d)	300	297
Morgan Stanley BAML Trust sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	7,430	7,148
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	7,903	7,421
Series 2018-H4 Class A4, 4.31% 12/15/51	4,056	3,877
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(c)	1,142	1,043
Class C, 3.1771% 11/10/36 (b)(c)	1,096	977
NJ Trust 2023-GSP sequential payer Series 2023-GSP Class A, 6.4808% 1/6/29 (b)(c)	2,400	2,475
NYT Mortgage Trust floater Series 2019-NYT Class A, CME Term SOFR 1 Month Index + 1.490% 6.815% 12/15/35 (b)(c)(d)	22,356	21,762
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4067% 10/15/28 (b)(c)(d)	4,643	4,660
Class B, CME Term SOFR 1 Month Index + 3.830% 9.1556% 10/15/28 (b)(c)(d)	2,797	2,809
Prima Capital Ltd. floater Series 2021-9A Class B, CME Term SOFR 1 Month Index + 1.910% 7.2343% 12/15/37 (b)(c)(d)	268	263
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3176% 2/15/39 (b)(c)(d)	2,586	2,489
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9676% 2/15/39 (b)(c)(d)	1,345	1,278
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.009% 7/15/36 (b)(c)(d)	4,098	4,049
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1629% 11/15/38 (b)(c)(d)	12,652	12,594
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5119% 11/15/38 (b)(c)(d)	5,690	5,634
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7611% 11/15/38 (b)(c)(d)	3,535	3,495
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0103% 11/15/38 (b)(c)(d)	2,322	2,292
UBS Commercial Mortgage Trust sequential payer Series 2019-C17 Class ASB, 2.8655% 10/15/52	2,200	2,051
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	9,860	7,940
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	510	409
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2016-C32 Class A3FL, CME Term SOFR 1 Month Index + 1.530% 6.8558% 1/15/59 (c)(d)	23,457	23,614
Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6325% 5/15/31 (b)(c)(d)	5,818	5,702
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	8,381	8,156
Series 2015-C29 Class ASB, 3.4% 6/15/48	825	815
Series 2018-C46 Class ASB, 4.086% 8/15/51	1,813	1,770
Series 2019-C52 Class A5, 2.892% 8/15/52	2,411	2,132
Series 2021-C61 Class ASB, 2.525% 11/15/54	200	179
Series 2015-SG1 Class ASB, 3.556% 9/15/48	660	652
Series 2018-C48 Class A5, 4.302% 1/15/52	2,498	2,397
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class ASB, 2.651% 2/15/53	400	372
WF-RBS Commercial Mortgage Trust sequential payer Series 2014-C24 Class A4, 3.343% 11/15/47	7,819	7,715
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $687,906)		655,040

Municipal Securities - 0.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Chicago Board of Ed. Series 2009 G, 1.75% 12/15/25 (Cost $3,892)	3,960	3,645

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Panamanian Republic 3.298% 1/19/33 (Cost $18,095)	18,095	13,684

Bank Notes - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Discover Bank 5.974% 8/9/28 (c)	1,865	1,836
KeyBank NA 6.95% 2/1/28	725	740
Regions Bank 6.45% 6/26/37	2,685	2,725
TOTAL BANK NOTES (Cost $5,122)		5,301

Fixed-Income Funds - 1.6%
	Shares	Value ($) (000s)
Fidelity Specialized High Income Central Fund (o) (Cost $154,916)	1,648,970	141,399

Preferred Securities - 0.2%
	Principal Amount (a) (000s)	Value ($) (000s)
FINANCIALS - 0.2%
Banks - 0.2%
Bank of Nova Scotia:
CME Term SOFR 3 Month Index + 2.900% 8.2361% (c)(d)(p)	8,146	7,844
4.9% (c)(p)	11,200	10,867
(Cost $19,945)		18,711

Money Market Funds - 12.5%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (q)	976,067,679	976,263
Fidelity Securities Lending Cash Central Fund 5.39% (q)(r)	140,869,913	140,884
TOTAL MONEY MARKET FUNDS (Cost $1,117,146)		1,117,147

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a) (000s)	Value ($) (000s)
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	8,500	298
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.3525% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	1,200	61
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.8225% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	5,100	163

TOTAL PUT OPTIONS			522
Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.7375% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	8,500	310
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.3525% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	1,200	26
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.8225% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	5,100	204

TOTAL CALL OPTIONS			540
TOTAL PURCHASED SWAPTIONS (Cost $1,076)			1,062

TOTAL INVESTMENT IN SECURITIES - 120.3% (Cost $11,456,222)	10,776,577
NET OTHER ASSETS (LIABILITIES) - (20.3)%	(1,821,522)
NET ASSETS - 100.0%	8,955,055

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 3/1/54	(15,500)	(12,613)
2% 3/1/54	(12,000)	(9,766)
2% 3/1/54	(1,200)	(977)
2% 3/1/54	(650)	(529)
2% 3/1/54	(6,150)	(5,005)
2% 3/1/54	(5,375)	(4,374)
2% 3/1/54	(10,775)	(8,769)
2% 3/1/54	(400)	(326)
2.5% 3/1/54	(2,900)	(2,454)
2.5% 3/1/54	(425)	(360)
3% 3/1/54	(10,550)	(9,252)
3% 3/1/54	(2,575)	(2,258)
6.5% 3/1/54	(950)	(963)
6.5% 3/1/54	(2,350)	(2,382)

TOTAL GINNIE MAE		(60,028)

Uniform Mortgage Backed Securities
2% 3/1/54	(1,800)	(1,415)
2% 3/1/54	(7,750)	(6,092)
2% 3/1/54	(21,400)	(16,821)
2% 3/1/54	(26,850)	(21,105)
2% 3/1/54	(9,700)	(7,625)
2% 3/1/54	(13,350)	(10,494)
2% 3/1/54	(4,850)	(3,812)
2% 3/1/54	(1,450)	(1,140)
2% 3/1/54	(1,000)	(786)
2% 3/1/54	(900)	(707)
2% 3/1/54	(55,250)	(43,429)
2% 3/1/54	(20,750)	(16,311)
2% 3/1/54	(12,275)	(9,649)
2% 3/1/54	(4,600)	(3,616)
2% 3/1/54	(106,650)	(83,832)
2% 3/1/54	(38,750)	(30,459)
2.5% 3/1/54	(24,100)	(19,800)
2.5% 3/1/54	(600)	(493)
2.5% 3/1/54	(111,200)	(91,358)
3% 3/1/54	(1,800)	(1,540)
3% 3/1/54	(3,600)	(3,080)
3% 3/1/54	(28,050)	(23,998)
3% 3/1/54	(114,900)	(98,302)
4.5% 3/1/54	(6,575)	(6,222)
5% 3/1/54	(7,850)	(7,613)
5% 3/1/54	(2,325)	(2,255)
5.5% 3/1/54	(425)	(420)
5.5% 3/1/54	(500)	(495)
5.5% 3/1/54	(1,700)	(1,682)
6% 3/1/54	(1,600)	(1,607)
6% 3/1/54	(650)	(653)
6% 3/1/54	(100)	(100)
6% 3/1/54	(1,000)	(1,004)
6% 3/1/54	(1,900)	(1,908)
6% 3/1/54	(1,300)	(1,306)
6% 3/1/54	(800)	(804)
6.5% 3/1/54	(1,550)	(1,577)
6.5% 3/1/54	(1,050)	(1,068)
6.5% 3/1/54	(2,150)	(2,188)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(526,766)

TOTAL TBA SALE COMMITMENTS (Proceeds $588,797)		(586,794)

Written Swaptions
	Expiration Date	Notional Amount (a)	Value ($)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.7675%, expiring September 2033.	9/20/28	9,500	(370)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.502% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring January 2034.	1/04/29	5,500	(243)

TOTAL PUT SWAPTIONS			(613)
Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.7675 and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring September 2033.	9/20/28	9,500	(397)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.502% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring January 2034.	1/04/29	5,500	(202)

TOTAL CALL SWAPTIONS			(599)
TOTAL WRITTEN SWAPTIONS			(1,212)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	211	Jun 2024	43,202	23	23
CBOT 5-Year U.S. Treasury Note Contracts (United States)	79	Jun 2024	8,446	16	16
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	6	Jun 2024	767	11	11

TOTAL PURCHASED					50

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	194	Jun 2024	21,425	(73)	(73)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	40	Jun 2024	4,770	(47)	(47)

TOTAL SOLD					(120)

TOTAL FUTURES CONTRACTS					(70)
The notional amount of futures purchased as a percentage of Net Assets is 0.6%
The notional amount of futures sold as a percentage of Net Assets is 0.3%

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount (000s)(2)(3)	Value ($) (000s)(1)	Upfront Premium Received/ (Paid) ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	8,020	64	(129)	(65)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	100	1	(1)	0
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	300	47	(87)	(40)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	80	13	(23)	(10)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	670	107	(165)	(58)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	330	53	(81)	(28)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	110	18	(30)	(12)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	200	32	(39)	(7)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	230	36	(60)	(24)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	200	32	(53)	(21)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,170	187	(316)	(129)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	100	16	(17)	(1)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	800	127	(203)	(76)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	200	27	(28)	(1)

TOTAL BUY PROTECTION							760	(1,232)	(472)
Sell Protection
CMBX N.A. AAA Index Series 12	NR	Aug 2061	JPMorgan Securities LLC	0.5%	Monthly	3,000	(16)	13	(3)
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	6,860	(55)	156	101
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,260	(10)	30	20
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly	2,270	(34)	59	25
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly	410	(6)	11	5
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Morgan Stanley Capital Services LLC	0.5%	Monthly	6,320	(95)	107	12

TOTAL SELL PROTECTION							(216)	376	160
TOTAL CREDIT DEFAULT SWAPS							544	(856)	(312)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Mar 2026	64,160	317	0	317
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.5%	Annual	LCH	Mar 2027	3,423	19	0	19
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Mar 2029	4,140	28	0	28
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Mar 2031	15,442	104	0	104
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Mar 2044	7,217	38	0	38
4%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Mar 2054	514	(4)	0	(4)
TOTAL INTEREST RATE SWAPS							502	0	502

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,554,978,000 or 17.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $19,224,000.

(f)	Security or a portion of the security is on loan at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $2,627,000.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $573,000.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(k)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(l)	Level 3 security
(m)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(n)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Security is perpetual in nature with no stated maturity date.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(r)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	61,592	1,966,390	1,051,719	16,070	-	-	976,263	1.8%
Fidelity Securities Lending Cash Central Fund 5.39%	322,153	1,170,490	1,351,759	174	-	-	140,884	0.4%
Fidelity Specialized High Income Central Fund	134,201	4,043	-	4,042	-	3,155	141,399	32.7%
Total	517,946	3,140,923	2,403,478	20,286	-	3,155	1,258,546

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	2,441,956	-	2,441,956	-

U.S. Government and Government Agency Obligations	3,655,368	-	3,655,368	-

U.S. Government Agency - Mortgage Securities	1,985,229	-	1,985,229	-

Asset-Backed Securities	631,472	-	631,472	-

Collateralized Mortgage Obligations	106,563	-	106,563	-

Commercial Mortgage Securities	655,040	-	655,040	-

Municipal Securities	3,645	-	3,645	-

Foreign Government and Government Agency Obligations	13,684	-	13,684	-

Bank Notes	5,301	-	5,301	-

Fixed-Income Funds	141,399	141,399	-	-

Preferred Securities	18,711	-	18,711	-

Money Market Funds	1,117,147	1,117,147	-	-

Purchased Swaptions	1,062	-	1,062	-
Total Investments in Securities:	10,776,577	1,258,546	9,518,031	-
Derivative Instruments: Assets
Futures Contracts	50	50	-	-
Swaps	1,266	-	1,266	-
Total Assets	1,316	50	1,266	-
Liabilities
Futures Contracts	(120)	(120)	-	-
Swaps	(220)	-	(220)	-
Written Swaptions	(1,212)	-	(1,212)	-
Total Liabilities	(1,552)	(120)	(1,432)	-
Total Derivative Instruments:	(236)	(70)	(166)	-
Other Financial Instruments:
TBA Sale Commitments	(586,794)	-	(586,794)	-
Total Other Financial Instruments:	(586,794)	-	(586,794)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	760	(216)
Total Credit Risk	760	(216)
Interest Rate Risk
Futures Contracts (b)	50	(120)
Purchased Swaptions (c)	1,062	0
Swaps (d)	506	(4)
Written Swaptions (e)	0	(1,212)
Total Interest Rate Risk	1,618	(1,336)
Total Value of Derivatives	2,378	(1,552)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(c)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.

(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).

(e)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $138,133) - See accompanying schedule:
Unaffiliated issuers (cost $10,184,160)	$9,518,031
Fidelity Central Funds (cost $1,272,062)	1,258,546

Total Investment in Securities (cost $11,456,222)		$10,776,577
Receivable for investments sold		272
Receivable for premium on written options		1,251
Receivable for TBA sale commitments		588,797
Receivable for fund shares sold		53,741
Interest receivable		65,407
Distributions receivable from Fidelity Central Funds		3,995
Bi-lateral OTC swaps, at value		760
Receivable from investment adviser for expense reductions		81
Other receivables		156
Total assets		11,491,037
Liabilities
Payable for investments purchased
Regular delivery	$213,228
Delayed delivery	1,573,399
TBA sale commitments, at value	586,794
Payable for fund shares redeemed	10,257
Distributions payable	6,334
Bi-lateral OTC swaps, at value	216
Accrued management fee	2,168
Distribution and service plan fees payable	65
Payable for daily variation margin on futures contracts	34
Payable for daily variation margin on centrally cleared swaps	85
Written options, at value (premium receivable $1,251)	1,212
Other affiliated payables	1,157
Other payables and accrued expenses	149
Collateral on securities loaned	140,884
Total Liabilities		2,535,982
Net Assets		$8,955,055
Net Assets consist of:
Paid in capital		$10,365,908
Total accumulated earnings (loss)		(1,410,853)
Net Assets		$8,955,055

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($186,384 ÷ 26,237 shares)(a)		$7.10
Maximum offering price per share (100/96.00 of $7.10)		$7.40
Class M :
Net Asset Value and redemption price per share ($29,800 ÷ 4,192 shares)(a)		$7.11
Maximum offering price per share (100/96.00 of $7.11)		$7.41
Class C :
Net Asset Value and offering price per share ($24,423 ÷ 3,433 shares)(a)		$7.11
Investment Grade Bond :
Net Asset Value, offering price and redemption price per share ($5,157,962 ÷ 725,526 shares)		$7.11
Class I :
Net Asset Value, offering price and redemption price per share ($1,836,328 ÷ 257,995 shares)		$7.12
Class Z :
Net Asset Value, offering price and redemption price per share ($1,720,158 ÷ 241,496 shares)		$7.12
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Amounts in thousands		Six months ended February 29, 2024 (Unaudited)
Investment Income
Dividends		$619
Interest		165,087
Income from Fidelity Central Funds (including $174 from security lending)		20,286
Total Income		185,992
Expenses
Management fee	$12,400
Transfer agent fees	4,325
Distribution and service plan fees	359
Fund wide operations fee	2,273
Independent trustees' fees and expenses	14
Total expenses before reductions	19,371
Expense reductions	(326)
Total expenses after reductions		19,045
Net Investment income (loss)		166,947
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(110,922)
Futures contracts	(1,314)
Swaps	(2,680)
Total net realized gain (loss)		(114,916)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	148,714
Fidelity Central Funds	3,155
Futures contracts	770
Swaps	860
Written options	39
TBA Sale commitments	3,149
Total change in net unrealized appreciation (depreciation)		156,687
Net gain (loss)		41,771
Net increase (decrease) in net assets resulting from operations		$208,718
Statement of Changes in Net Assets

Amount in thousands	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$166,947	$292,334
Net realized gain (loss)	(114,916)	(280,354)
Change in net unrealized appreciation (depreciation)	156,687	(74,860)
Net increase (decrease) in net assets resulting from operations	208,718	(62,880)
Distributions to shareholders	(162,586)	(285,168)

Share transactions - net increase (decrease)	229,803	277,890
Total increase (decrease) in net assets	275,935	(70,158)

Net Assets
Beginning of period	8,679,120	8,749,278
End of period	$8,955,055	$8,679,120

Financial Highlights
Fidelity Advisor® Investment Grade Bond Fund Class A

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$7.05	$7.34	$8.48	$8.76	$8.25	$7.71
Income from Investment Operations
Net investment income (loss) A,B	.129	.226	.140	.105	.158	.199
Net realized and unrealized gain (loss)	.046	(.297)	(1.142)	(.031)	.518	.565
Total from investment operations	.175	(.071)	(1.002)	.074	.676	.764
Distributions from net investment income	(.125)	(.219)	(.134)	(.101)	(.166)	(.224)
Distributions from net realized gain	-	-	(.004)	(.253)	-	-
Total distributions	(.125)	(.219)	(.138)	(.354)	(.166)	(.224)
Net asset value, end of period	$7.10	$7.05	$7.34	$8.48	$8.76	$8.25
Total Return C,D,E	2.52%	(.95)%	(11.91)%	.89%	8.30%	10.11%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.76% H	.76%	.75%	.75%	.76%	.77%
Expenses net of fee waivers, if any	.76% H	.76%	.75%	.75%	.76%	.77%
Expenses net of all reductions	.76% H	.76%	.75%	.75%	.76%	.77%
Net investment income (loss)	3.70% H	3.17%	1.76%	1.24%	1.88%	2.55%
Supplemental Data
Net assets, end of period (in millions)	$186	$178	$162	$209	$168	$72
Portfolio turnover rate I	277% H	131%	75%	40%	118% J	59% J

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Investment Grade Bond Fund Class M

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$7.05	$7.34	$8.48	$8.77	$8.26	$7.72
Income from Investment Operations
Net investment income (loss) A,B	.129	.226	.140	.106	.158	.199
Net realized and unrealized gain (loss)	.056	(.296)	(1.142)	(.041)	.519	.564
Total from investment operations	.185	(.070)	(1.002)	.065	.677	.763
Distributions from net investment income	(.125)	(.220)	(.134)	(.102)	(.167)	(.223)
Distributions from net realized gain	-	-	(.004)	(.253)	-	-
Total distributions	(.125)	(.220)	(.138)	(.355)	(.167)	(.223)
Net asset value, end of period	$7.11	$7.05	$7.34	$8.48	$8.77	$8.26
Total Return C,D,E	2.67%	(.95)%	(11.91)%	.78%	8.30%	10.09%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.76% H	.75%	.75%	.74%	.75%	.77%
Expenses net of fee waivers, if any	.76% H	.75%	.75%	.74%	.75%	.77%
Expenses net of all reductions	.76% H	.75%	.75%	.74%	.75%	.77%
Net investment income (loss)	3.70% H	3.17%	1.76%	1.25%	1.88%	2.54%
Supplemental Data
Net assets, end of period (in millions)	$30	$29	$27	$34	$36	$22
Portfolio turnover rate I	277% H	131%	75%	40%	118% J	59% J

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Investment Grade Bond Fund Class C

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$7.06	$7.35	$8.49	$8.77	$8.26	$7.72
Income from Investment Operations
Net investment income (loss) A,B	.102	.171	.079	.040	.093	.140
Net realized and unrealized gain (loss)	.046	(.296)	(1.142)	(.031)	.518	.564
Total from investment operations	.148	(.125)	(1.063)	.009	.611	.704
Distributions from net investment income	(.098)	(.165)	(.073)	(.036)	(.101)	(.164)
Distributions from net realized gain	-	-	(.004)	(.253)	-	-
Total distributions	(.098)	(.165)	(.077)	(.289)	(.101)	(.164)
Net asset value, end of period	$7.11	$7.06	$7.35	$8.49	$8.77	$8.26
Total Return C,D,E	2.13%	(1.71)%	(12.57)%	.12%	7.46%	9.26%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.53% H	1.53%	1.53%	1.52%	1.53%	1.54%
Expenses net of fee waivers, if any	1.53% H	1.53%	1.53%	1.52%	1.53%	1.54%
Expenses net of all reductions	1.53% H	1.53%	1.53%	1.52%	1.53%	1.54%
Net investment income (loss)	2.92% H	2.39%	.99%	.47%	1.10%	1.78%
Supplemental Data
Net assets, end of period (in millions)	$24	$19	$22	$35	$37	$16
Portfolio turnover rate I	277% H	131%	75%	40%	118% J	59% J

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Investment Grade Bond Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$7.05	$7.35	$8.48	$8.77	$8.26	$7.72
Income from Investment Operations
Net investment income (loss) A,B	.140	.248	.164	.131	.184	.225
Net realized and unrealized gain (loss)	.056	(.307)	(1.132)	(.041)	.518	.564
Total from investment operations	.196	(.059)	(.968)	.090	.702	.789
Distributions from net investment income	(.136)	(.241)	(.158)	(.127)	(.192)	(.249)
Distributions from net realized gain	-	-	(.004)	(.253)	-	-
Total distributions	(.136)	(.241)	(.162)	(.380)	(.192)	(.249)
Net asset value, end of period	$7.11	$7.05	$7.35	$8.48	$8.77	$8.26
Total Return C,D	2.82%	(.78)%	(11.52)%	1.07%	8.63%	10.45%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	4.00% G	3.47%	2.06%	1.54%	2.19%	2.87%
Supplemental Data
Net assets, end of period (in millions)	$5,158	$5,337	$5,715	$6,910	$6,527	$7,638
Portfolio turnover rate H	277% G	131%	75%	40%	118% I	59% I

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Investment Grade Bond Fund Class I

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$7.06	$7.35	$8.49	$8.78	$8.27	$7.73
Income from Investment Operations
Net investment income (loss) A,B	.138	.243	.161	.127	.183	.221
Net realized and unrealized gain (loss)	.056	(.295)	(1.143)	(.041)	.517	.564
Total from investment operations	.194	(.052)	(.982)	.086	.700	.785
Distributions from net investment income	(.134)	(.238)	(.154)	(.123)	(.190)	(.245)
Distributions from net realized gain	-	-	(.004)	(.253)	-	-
Total distributions	(.134)	(.238)	(.158)	(.376)	(.190)	(.245)
Net asset value, end of period	$7.12	$7.06	$7.35	$8.49	$8.78	$8.27
Total Return C,D	2.79%	(.69)%	(11.67)%	1.03%	8.58%	10.38%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.51% G	.50%	.49%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.51% G	.50%	.49%	.49%	.49%	.50%
Expenses net of all reductions	.50% G	.50%	.49%	.49%	.49%	.50%
Net investment income (loss)	3.95% G	3.42%	2.02%	1.50%	2.15%	2.82%
Supplemental Data
Net assets, end of period (in millions)	$1,836	$1,634	$1,194	$1,548	$1,324	$1,452
Portfolio turnover rate H	277% G	131%	75%	40%	118% I	59% I

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Investment Grade Bond Fund Class Z

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$7.07	$7.36	$8.50	$8.78	$8.27	$7.68
Income from Investment Operations
Net investment income (loss) B,C	.143	.254	.170	.138	.193	.197
Net realized and unrealized gain (loss)	.047	(.296)	(1.141)	(.030)	.517	.629
Total from investment operations	.190	(.042)	(.971)	.108	.710	.826
Distributions from net investment income	(.140)	(.248)	(.165)	(.135)	(.200)	(.236)
Distributions from net realized gain	-	-	(.004)	(.253)	-	-
Total distributions	(.140)	(.248)	(.169)	(.388)	(.200)	(.236)
Net asset value, end of period	$7.12	$7.07	$7.36	$8.50	$8.78	$8.27
Total Return D,E	2.72%	(.54)%	(11.53)%	1.28%	8.71%	10.97%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.40% H	.40%	.40%	.40%	.40%	.40% H
Expenses net of fee waivers, if any	.36% H	.36%	.36%	.36%	.36%	.36% H
Expenses net of all reductions	.36% H	.36%	.36%	.36%	.36%	.36% H
Net investment income (loss)	4.10% H	3.56%	2.15%	1.63%	2.28%	2.83% H
Supplemental Data
Net assets, end of period (in millions)	$1,720	$1,483	$1,628	$1,298	$1,142	$74
Portfolio turnover rate I	277% H	131%	75%	40%	118% J	59% J

AFor the period October 2, 2018 (commencement of sale of shares) through August 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Investment Grade Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Investment Grade Bond Fund	$148

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$24,731
Gross unrealized depreciation	(692,994)
Net unrealized appreciation (depreciation)	$(668,263)
Tax cost	$11,447,002

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(371,256)
Long-term	(259,103)
Total capital loss carryforward	$(630,359)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Investment Grade Bond Fund
Credit Risk
Swaps	(55)	(273)
Total Credit Risk	(55)	(273)
Interest Rate Risk
Futures Contracts	(1,314)	770
Purchased Options	9	(14)
Written Options	-	39
Swaps	(2,625)	1,133
Total Interest Rate Risk	(3,930)	1,928
Totals	(3,985)	1,655

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Investment Grade Bond Fund	9,007,325	8,654,135

6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

During January 2024, the Board approved changes to the management fee effective March 1, 2024. The Fund will pay a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$222	$12
Class M	- %	.25%	36	- A
Class C	.75%	.25%	101	19
			$359	$31
A In the amount of less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$14
Class M	4
Class C A	- B
$18

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
B In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond and Class Z. FIIOC receives an asset-based fee of Investment Grade Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$137.15
Class M	22.15
Class C	18.18
Investment Grade Bond	2,467.10
Class I	1,300.15
Class Z	381.05
	$4,325

A Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity Investment Grade Bond Fund	.05%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Investment Grade Bond Fund	$18	$-	$-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$320

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $6. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense Reduction
Class M	$-A
A In the amount of less than five hundred dollars.

10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2024	Year ended August 31, 2023
Fidelity Investment Grade Bond Fund
Distributions to shareholders
Class A	$3,175	$5,114
Class M	510	836
Class C	284	462
Investment Grade Bond	95,714	183,699
Class I	32,642	44,921
Class Z	30,261	50,136
Total	$162,586	$285,168
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2024	Year ended August 31, 2023	Six months ended February 29, 2024	Year ended August 31, 2023
Fidelity Investment Grade Bond Fund
Class A
Shares sold	5,703	8,058	$40,048	$57,541
Reinvestment of distributions	433	690	3,041	4,910
Shares redeemed	(5,110)	(5,626)	(35,972)	(40,066)
Net increase (decrease)	1,026	3,122	$7,117	$22,385
Class M
Shares sold	456	1,206	$3,222	$8,612
Reinvestment of distributions	71	115	497	817
Shares redeemed	(381)	(997)	(2,660)	(7,133)
Net increase (decrease)	146	324	$1,059	$2,296
Class C
Shares sold	1,276	617	$9,120	$4,418
Reinvestment of distributions	38	61	270	436
Shares redeemed	(583)	(975)	(4,105)	(6,939)
Net increase (decrease)	731	(297)	$5,285	$(2,085)
Investment Grade Bond
Shares sold	163,279	305,369	$1,142,229	$2,155,203
Reinvestment of distributions	10,955	19,644	76,949	139,947
Shares redeemed	(205,393)	(346,394)	(1,415,733)	(2,453,508)
Net increase (decrease)	(31,159)	(21,381)	$(196,555)	$(158,358)
Class I
Shares sold	89,276	143,982	$626,427	$1,030,942
Reinvestment of distributions	4,140	5,684	29,151	40,554
Shares redeemed	(66,821)	(80,640)	(468,495)	(574,351)
Net increase (decrease)	26,595	69,026	$187,083	$497,145
Class Z
Shares sold	66,854	109,150	$471,710	$780,315
Reinvestment of distributions	2,005	3,597	14,127	25,637
Shares redeemed	(37,233)	(124,132)	(260,023)	(889,445)
Net increase (decrease)	31,626	(11,385)	$225,814	$(83,493)

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024
Fidelity® Investment Grade Bond Fund
Class A	.76%
Actual		$ 1,000	$ 1,025.20	$ 3.83
Hypothetical-B		$ 1,000	$ 1,021.08	$ 3.82
Class M	.76%
Actual		$ 1,000	$ 1,026.70	$ 3.83
Hypothetical-B		$ 1,000	$ 1,021.08	$ 3.82
Class C	1.53%
Actual		$ 1,000	$ 1,021.30	$ 7.69
Hypothetical-B		$ 1,000	$ 1,017.26	$ 7.67
Fidelity® Investment Grade Bond Fund	.45%
Actual		$ 1,000	$ 1,028.20	$ 2.27
Hypothetical-B		$ 1,000	$ 1,022.63	$ 2.26
Class I	.51%
Actual		$ 1,000	$ 1,027.90	$ 2.57
Hypothetical-B		$ 1,000	$ 1,022.33	$ 2.56
Class Z	.36%
Actual		$ 1,000	$ 1,027.20	$ 1.81
Hypothetical-B		$ 1,000	$ 1,023.07	$ 1.81

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Investment Grade Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees in 2022); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for 2022 and above the competitive median of the total expense asset size peer group for 2022.
The Board also noted that if funds in a fund complex with a unique at-cost service model were excluded from the total expense asset size peer group, the total expense ratio for the retail class was below the total expense asset size peer group. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure than the others, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.
Other Contractual Arrangements. The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be amended to increase the fees or expenses payable by the retail class of the fund except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the fund or class, as applicable. The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2024.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Board Approval of Investment Advisory Contracts
Fidelity Investment Grade Bond Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Board will consider the annual renewal of the fund's Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure that eliminates the existing group fee schedule and fixes the management fee rate at the sum of the individual fee rate and the lowest marginal contractual group fee rate under the current management contract. The Board noted that shareholders in the affected funds are not currently impacted by changes in the group fee rate due to other existing contractual arrangements such as contractual expense caps or other contracts that fix total fund-level expenses at specific rates. The Board considered that the Management Contract would result in the same or lower fees for the fund.
Sub-Advisory Contracts. In connection with the Management Contract changes, the Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.538655.126
IGB-SANN-0424
Fidelity® SAI Total Bond Fund

Semi-Annual Report
February 29, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 29, 2024 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (5.3)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (5.3)%
Written options - (0.4)%
Futures and Swaps - 3.5%
Forward foreign currency contracts - (1.7)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
Corporate Bonds - 31.5%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
0% 12/15/25		1,504,000	1,089,648
2.375% 3/15/24		7,545,000	7,422,771
3.375% 8/15/26		10,348,000	6,118,256
			14,630,675
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Wolfspeed, Inc. 1.875% 12/1/29		4,532,000	2,361,172

Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 3.5% 6/1/28 (b)		1,055,000	1,321,771
Western Digital Corp. 3% 11/15/28 (b)		1,090,000	1,438,800
			2,760,571
TOTAL INFORMATION TECHNOLOGY			5,121,743

REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Redfin Corp. 0.5% 4/1/27		3,733,000	2,131,408

UTILITIES - 0.0%
Electric Utilities - 0.0%
PG&E Corp. 4.25% 12/1/27 (b)		994,000	993,006

Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 2.5% 6/15/26 (b)		1,051,000	945,897
Sunnova Energy International, Inc. 0.25% 12/1/26		301,000	150,551
			1,096,448
TOTAL UTILITIES			2,089,454

TOTAL CONVERTIBLE BONDS			23,973,280
Nonconvertible Bonds - 31.4%
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.7%
Altice France SA:
5.125% 1/15/29(b)		4,360,000	3,294,092
5.125% 7/15/29(b)		3,270,000	2,469,324
5.5% 1/15/28(b)		1,050,000	856,722
5.5% 10/15/29(b)		2,400,000	1,817,206
8.125% 2/1/27(b)		40,000	36,763
AT&T, Inc.:
2.55% 12/1/33		3,443,000	2,715,583
3.8% 12/1/57		8,798,000	6,191,896
4.3% 2/15/30		5,781,000	5,513,387
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		5,847,000	5,510,798
Cablevision Lightpath LLC:
3.875% 9/15/27(b)		565,000	512,138
5.625% 9/15/28(b)		345,000	287,113
Colombia Telecomunicaciones SA 4.95% 7/17/30 (b)		300,000	201,960
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (b)		40,000	39,247
Consolidated Communications, Inc. 5% 10/1/28 (b)		690,000	569,947
Frontier Communications Holdings LLC:
5% 5/1/28(b)		3,855,000	3,567,626
5.875% 10/15/27(b)		1,104,000	1,067,017
5.875% 11/1/29		805,000	689,490
6% 1/15/30(b)		20,000	17,100
6.75% 5/1/29(b)		20,000	17,956
8.75% 5/15/30(b)		831,000	847,595
IHS Holding Ltd. 5.625% 11/29/26 (b)		720,000	632,873
Iliad Holding SAS:
6.5% 10/15/26(b)		20,000	19,774
7% 10/15/28(b)		20,000	19,788
Koninklijke KPN NV 3.875% 2/16/36 (Reg. S)	EUR	600,000	646,886
Level 3 Financing, Inc.:
3.625% 1/15/29(b)		440,000	257,400
4.25% 7/1/28(b)		1,425,000	876,375
4.625% 9/15/27(b)		145,000	96,769
10.5% 5/15/30(b)		3,766,000	3,860,150
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		1,610,000	929,775
Qtel International Finance Ltd. 2.625% 4/8/31 (b)		560,000	480,609
Sable International Finance Ltd. 5.75% 9/7/27 (b)		1,930,000	1,847,589
Sitios Latinoamerica S.A.B. de CV 5.375% 4/4/32 (b)		2,179,000	2,005,987
Telecom Italia Capital SA:
6% 9/30/34		1,165,000	1,080,906
7.2% 7/18/36		1,124,000	1,117,205
7.721% 6/4/38		300,000	307,269
Telecom Italia SpA 5.303% 5/30/24 (b)		20,000	19,924
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		1,099,000	1,074,822
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		1,200,000	1,125,000
Verizon Communications, Inc.:
2.355% 3/15/32		51,205,000	41,516,425
2.55% 3/21/31		30,387,000	25,610,964
3% 3/22/27		2,669,000	2,512,221
3.75% 2/28/36	EUR	1,150,000	1,223,543
5.012% 4/15/49		324,000	312,985
Windstream Escrow LLC 7.75% 8/15/28 (b)		2,470,000	2,306,049
Zayo Group Holdings, Inc. 4% 3/1/27 (b)		3,450,000	2,872,125
			128,976,373
Entertainment - 0.0%
Roblox Corp. 3.875% 5/1/30 (b)		2,005,000	1,756,039
Universal Music Group NV 4% 6/13/31 (Reg. S)	EUR	1,100,000	1,203,182
			2,959,221
Interactive Media & Services - 0.0%
Baidu, Inc.:
1.72% 4/9/26		815,000	756,622
2.375% 10/9/30		345,000	289,869
Tencent Holdings Ltd.:
1.81% 1/26/26(b)		350,000	327,971
2.39% 6/3/30(b)		745,000	634,770
3.975% 4/11/29(b)		260,000	246,376
			2,255,608
Media - 1.7%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		2,880,000	2,680,560
Altice Financing SA:
5% 1/15/28(b)		549,000	485,723
5.75% 8/15/29(b)		8,085,000	6,963,373
Altice France Holding SA:
6% 2/15/28(b)		4,274,000	2,157,286
10.5% 5/15/27(b)		20,000	13,065
Block Communications, Inc. 4.875% 3/1/28 (b)		500,000	442,271
Cable Onda SA 4.5% 1/30/30 (b)		1,750,000	1,566,250
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(b)		2,079,000	1,672,218
4.25% 1/15/34(b)		2,020,000	1,510,269
4.5% 8/15/30(b)		1,635,000	1,356,265
4.5% 5/1/32		2,389,000	1,887,321
4.5% 6/1/33(b)		4,995,000	3,842,389
4.75% 3/1/30(b)		35,000	29,774
4.75% 2/1/32(b)		65,000	52,440
5.375% 6/1/29(b)		1,945,000	1,758,995
5.5% 5/1/26(b)		298,000	292,795
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.85% 4/1/61		2,000,000	1,161,676
3.9% 6/1/52		22,000,000	13,831,372
4.4% 4/1/33		14,572,000	12,739,344
4.8% 3/1/50		5,000,000	3,618,106
5.25% 4/1/53		22,947,000	17,815,652
5.375% 5/1/47		25,864,000	20,424,565
5.5% 4/1/63		20,184,000	15,612,301
6.484% 10/23/45		5,093,000	4,652,744
6.834% 10/23/55		2,000,000	1,895,109
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27(b)		1,268,000	1,185,632
7.5% 6/1/29(b)		1,080,000	893,700
9% 9/15/28(b)		1,775,000	1,851,325
Comcast Corp. 6.45% 3/15/37		797,000	873,454
CSC Holdings LLC:
3.375% 2/15/31(b)		2,150,000	1,517,750
4.125% 12/1/30(b)		1,490,000	1,109,424
4.5% 11/15/31(b)		630,000	467,775
4.625% 12/1/30(b)		4,112,000	2,286,827
5.375% 2/1/28(b)		2,045,000	1,782,483
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (b)(c)		8,145,000	468,338
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)		560,000	528,567
Discovery Communications LLC:
3.625% 5/15/30		7,624,000	6,701,220
4.65% 5/15/50		20,572,000	15,600,411
DISH DBS Corp. 5.75% 12/1/28 (b)		1,905,000	1,319,213
DISH Network Corp. 11.75% 11/15/27 (b)		5,419,000	5,649,732
Dolya Holdco 18 DAC 5% 7/15/28 (b)		555,000	512,081
Fox Corp.:
4.709% 1/25/29		3,602,000	3,514,503
5.476% 1/25/39		3,552,000	3,318,200
Lamar Media Corp. 3.625% 1/15/31		20,000	17,270
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(b)		2,550,000	2,142,816
6.75% 10/15/27(b)		380,000	359,100
Mcgraw-Hill Education, Inc. 5.75% 8/1/28 (b)		40,000	37,161
Midas Opco Holdings LLC 5.625% 8/15/29 (b)		40,000	35,712
Outfront Media Capital LLC / Corp.:
4.625% 3/15/30(b)		20,000	17,752
5% 8/15/27(b)		20,000	19,241
7.375% 2/15/31(b)		1,870,000	1,951,663
Paramount Global 6.375% 3/30/62 (d)		40,000	34,700
Sirius XM Radio, Inc.:
3.125% 9/1/26(b)		20,000	18,649
3.875% 9/1/31(b)		40,000	33,063
4% 7/15/28(b)		4,770,000	4,297,368
4.125% 7/1/30(b)		1,020,000	877,565
5.5% 7/1/29(b)		1,315,000	1,243,536
TEGNA, Inc. 5% 9/15/29		350,000	308,000
Time Warner Cable LLC:
4.5% 9/15/42		10,467,000	7,664,514
5.5% 9/1/41		4,708,000	3,881,222
5.875% 11/15/40		6,004,000	5,178,253
6.55% 5/1/37		17,014,000	16,025,964
7.3% 7/1/38		14,056,000	14,014,070
TV Azteca SA de CV 8.25% (Reg. S) (c)		2,133,000	802,157
Univision Communications, Inc.:
4.5% 5/1/29(b)		570,000	499,850
6.625% 6/1/27(b)		5,903,000	5,722,353
7.375% 6/30/30(b)		165,000	159,369
8% 8/15/28(b)		1,090,000	1,095,821
Virgin Media Secured Finance PLC:
4.5% 8/15/30(b)		3,100,000	2,709,431
5.5% 5/15/29(b)		40,000	37,480
VTR Finance BV 6.375% 7/15/28 (b)		450,000	199,266
VZ Secured Financing BV 5% 1/15/32 (b)		40,000	34,143
Warnermedia Holdings, Inc.:
3.755% 3/15/27		9,262,000	8,764,064
4.054% 3/15/29		3,210,000	2,973,321
4.279% 3/15/32		46,121,000	40,687,348
5.05% 3/15/42		7,082,000	5,955,380
5.141% 3/15/52		41,680,000	33,868,985
Ziggo Bond Co. BV 6% 1/15/27 (b)		150,000	146,635
Ziggo BV 4.875% 1/15/30 (b)		1,285,000	1,144,693
			331,000,413
Wireless Telecommunication Services - 0.3%
AXIAN Telecom 7.375% 2/16/27 (b)		930,000	884,811
Bharti Airtel International BV 5.35% 5/20/24 (b)		1,045,000	1,043,098
CT Trust 5.125% 2/3/32 (b)		1,425,000	1,282,500
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)		4,081,000	3,796,890
Millicom International Cellular SA:
4.5% 4/27/31(b)		4,410,000	3,808,917
5.125% 1/15/28(b)		441,000	419,955
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (b)		456,000	460,414
T-Mobile U.S.A., Inc.:
2.25% 11/15/31		10,000,000	8,113,349
3.75% 4/15/27		12,950,000	12,413,307
3.875% 4/15/30		23,000,000	21,348,967
4.375% 4/15/40		2,795,000	2,450,241
4.5% 4/15/50		5,491,000	4,646,546
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)		1,965,000	1,666,556
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S)(d)	GBP	2,300,000	2,828,675
6.25% 10/3/78 (Reg. S)(d)		1,859,000	1,849,519
7% 4/4/79(d)		60,000	61,484
VTR Comunicaciones SpA:
4.375% 4/15/29(b)		310,000	190,759
5.125% 1/15/28(b)		1,108,000	690,284
			67,956,272
TOTAL COMMUNICATION SERVICES			533,147,887

CONSUMER DISCRETIONARY - 1.5%
Automobile Components - 0.1%
Adient Global Holdings Ltd. 7% 4/15/28 (b)		385,000	392,507
American Axle & Manufacturing, Inc.:
5% 10/1/29		20,000	17,342
6.5% 4/1/27		20,000	19,755
Dana Financing Luxembourg SARL 5.75% 4/15/25 (b)		260,000	258,796
Dana, Inc.:
4.25% 9/1/30		520,000	448,455
5.375% 11/15/27		500,000	482,639
5.625% 6/15/28		20,000	19,361
FXI Holdings, Inc. 12.25% 11/15/26 (b)		20,000	19,600
Hertz Corp. 5% 12/1/29 (b)		370,000	283,460
IHO Verwaltungs GmbH 4.75% 9/15/26 pay-in-kind (b)(d)		255,000	245,239
Macquarie AirFinance Holdings:
8.125% 3/30/29(b)		2,080,000	2,162,680
8.375% 5/1/28(b)		1,395,000	1,461,235
Metalsa SA de CV 3.75% 5/4/31 (b)		660,000	535,280
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (b)		2,375,000	1,036,512
Robert Bosch GmbH 4.375% 6/2/43 (Reg. S)	EUR	900,000	1,011,065
Schaeffler AG:
3.375% 10/12/28 (Reg. S)	EUR	1,600,000	1,660,109
4.75% 8/14/29 (Reg. S)	EUR	200,000	218,592
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	800,000	821,590
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	1,800,000	1,795,264
ZF North America Capital, Inc.:
4.75% 4/29/25(b)		1,525,000	1,501,821
6.875% 4/14/28(b)		700,000	714,708
7.125% 4/14/30(b)		700,000	729,350
			15,835,360
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd. 10.5% 11/30/25 (b)		40,000	40,444
Ford Motor Co.:
3.25% 2/12/32		1,590,000	1,303,891
5.291% 12/8/46		255,000	220,517
6.1% 8/19/32		1,900,000	1,896,670
7.4% 11/1/46		515,000	552,481
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 11.4932% 10/15/26 (b)(d)(e)		8,967,000	8,532,913
			12,546,916
Broadline Retail - 0.1%
Alibaba Group Holding Ltd. 2.125% 2/9/31		435,000	359,184
JD.com, Inc. 3.375% 1/14/30		1,420,000	1,280,002
John Lewis PLC 6.125% 1/21/25	GBP	8,381,000	10,536,765
Kohl's Corp. 4.25% 7/17/25		175,000	170,035
Marks & Spencer PLC:
3.75% 5/19/26 (Reg. S)	GBP	100,000	121,095
4.5% 7/10/27 (Reg. S)	GBP	700,000	840,951
Match Group Holdings II LLC:
3.625% 10/1/31(b)		385,000	324,363
4.125% 8/1/30(b)		870,000	768,584
5% 12/15/27(b)		95,000	90,613
Nordstrom, Inc.:
4.25% 8/1/31		1,180,000	992,994
4.375% 4/1/30		775,000	684,713
Prosus NV:
3.061% 7/13/31(b)		685,000	551,000
3.68% 1/21/30(b)		840,000	725,323
4.027% 8/3/50(b)		1,110,000	706,515
4.193% 1/19/32(b)		455,000	389,262
			18,541,399
Distributors - 0.0%
Windsor Holdings III, LLC 8.5% 6/15/30 (b)		1,505,000	1,557,180

Diversified Consumer Services - 0.1%
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (b)		6,105,000	6,049,017
Grand Canyon University 4.125% 10/1/24		20,000	19,382
Service Corp. International:
3.375% 8/15/30		20,000	17,170
4% 5/15/31		115,000	101,046
4.625% 12/15/27		520,000	498,849
5.125% 6/1/29		700,000	683,060
Sotheby's 7.375% 10/15/27 (b)		1,450,000	1,392,760
TKC Holdings, Inc.:
6.875% 5/15/28(b)		2,259,000	2,114,989
10.5% 5/15/29(b)		2,404,000	2,182,211
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		3,765,000	3,652,050
			16,710,534
Hotels, Restaurants & Leisure - 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(b)		1,115,000	1,040,049
4% 10/15/30(b)		2,149,000	1,887,690
4.375% 1/15/28(b)		20,000	18,774
5.75% 4/15/25(b)		548,000	545,975
Affinity Interactive 6.875% 12/15/27 (b)		3,620,000	3,339,124
Aramark Services, Inc.:
5% 4/1/25(b)		20,000	19,872
5% 2/1/28(b)		1,338,000	1,282,238
Bimbo Bakeries U.S.A., Inc.:
5.375% 1/9/36(b)		365,000	359,580
6.4% 1/15/34(b)		730,000	780,443
Boyd Gaming Corp.:
4.75% 12/1/27		20,000	19,212
4.75% 6/15/31(b)		20,000	18,167
Caesars Entertainment, Inc.:
4.625% 10/15/29(b)		40,000	36,520
6.5% 2/15/32(b)		2,515,000	2,533,820
7% 2/15/30(b)		2,236,000	2,290,690
8.125% 7/1/27(b)		2,377,000	2,440,670
Carnival Corp.:
5.75% 3/1/27(b)		3,165,000	3,125,413
6% 5/1/29(b)		1,925,000	1,878,041
6.65% 1/15/28		225,000	221,714
7% 8/15/29(b)		715,000	741,665
7.625% 3/1/26(b)		3,750,000	3,798,788
10.5% 6/1/30(b)		2,215,000	2,416,636
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (b)		60,000	65,458
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (b)		2,430,000	2,146,295
Garden SpinCo Corp. 8.625% 7/20/30 (b)		580,000	614,860
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)		860,000	744,169
Golden Entertainment, Inc. 7.625% 4/15/26 (b)		2,300,000	2,289,820
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(b)		895,000	764,563
4% 5/1/31(b)		1,775,000	1,577,057
Hilton Grand Vacations Borrower Escrow LLC:
4.875% 7/1/31(b)		795,000	701,287
6.625% 1/15/32(b)		2,500,000	2,499,993
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	1,640,000	1,901,097
Jacobs Entertainment, Inc. 6.75% 2/15/29 (b)		700,000	667,429
Life Time, Inc.:
5.75% 1/15/26(b)		2,130,000	2,112,124
8% 4/15/26(b)		3,404,000	3,435,147
Light & Wonder International, Inc.:
7% 5/15/28(b)		20,000	20,094
7.25% 11/15/29(b)		20,000	20,466
7.5% 9/1/31(b)		995,000	1,036,635
Lindblad Expeditions LLC 6.75% 2/15/27 (b)		325,000	326,337
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		2,495,000	2,151,938
Marriott Ownership Resorts, Inc.:
4.5% 6/15/29(b)		225,000	204,096
4.75% 1/15/28		775,000	720,229
McDonald's Corp. 3.5% 7/1/27		3,551,000	3,400,726
Meituan:
2.125% 10/28/25(b)		995,000	936,723
3.05% 10/28/30(b)		665,000	561,639
Melco Resorts Finance Ltd.:
4.875% 6/6/25(b)		20,000	19,550
5.375% 12/4/29(b)		40,000	35,846
5.625% 7/17/27(b)		20,000	18,957
Merlin Entertainments Group 7.375% 2/15/31 (b)		600,000	600,310
MGM China Holdings Ltd.:
5.25% 6/18/25(b)		20,000	19,606
5.375% 5/15/24(b)		20,000	19,919
5.875% 5/15/26(b)		20,000	19,648
MGM Resorts International 4.625% 9/1/26		20,000	19,390
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		1,000,000	975,020
NCL Corp. Ltd.:
3.625% 12/15/24(b)		1,844,000	1,816,014
5.875% 3/15/26(b)		690,000	673,958
5.875% 2/15/27(b)		20,000	19,766
7.75% 2/15/29(b)		880,000	902,025
NCL Finance Ltd. 6.125% 3/15/28 (b)		475,000	463,319
Ontario Gaming GTA LP 8% 8/1/30 (b)		64,000	65,274
Premier Entertainment Sub LLC 5.875% 9/1/31 (b)		20,000	14,167
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26(b)		2,450,000	2,359,627
5.375% 7/15/27(b)		1,095,000	1,073,969
5.5% 8/31/26(b)		2,620,000	2,590,024
5.5% 4/1/28(b)		2,410,000	2,365,943
6.25% 3/15/32(b)		2,520,000	2,527,212
7.25% 1/15/30(b)		640,000	665,392
11.625% 8/15/27(b)		416,000	449,966
Station Casinos LLC 4.5% 2/15/28 (b)		1,190,000	1,109,576
Studio City Finance Ltd.:
5% 1/15/29(b)		20,000	17,450
6% 7/15/25(b)		20,000	19,700
Times Square Hotel Trust 8.528% 8/1/26 (b)		279,126	278,187
Viking Cruises Ltd.:
5.875% 9/15/27(b)		20,000	19,550
9.125% 7/15/31(b)		440,000	476,335
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (b)		475,000	458,375
Voc Escrow Ltd. 5% 2/15/28 (b)		670,000	643,488
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	2,210,000	2,525,545
3.375% 10/16/25 (Reg. S)	GBP	3,300,000	4,014,312
Wynn Macau Ltd.:
5.5% 1/15/26(b)		20,000	19,401
5.625% 8/26/28(b)		40,000	37,473
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (b)		640,000	660,917
Yum! Brands, Inc.:
3.625% 3/15/31		660,000	580,419
4.625% 1/31/32		2,610,000	2,396,006
5.375% 4/1/32		510,000	489,707
			89,154,606
Household Durables - 0.0%
Adams Homes, Inc. 7.5% 2/15/25 (b)		91,000	90,845
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (b)		690,000	626,516
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.25% 9/15/27 (b)		20,000	19,377
LGI Homes, Inc.:
4% 7/15/29(b)		780,000	668,871
8.75% 12/15/28(b)		225,000	235,828
Newell Brands, Inc.:
4.875% 6/1/25		20,000	19,577
5.2% 4/1/26(f)		660,000	640,900
6.375% 9/15/27		620,000	600,598
6.5% 4/1/46(f)		510,000	406,887
6.625% 9/15/29		715,000	684,410
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	1,950,000	1,850,672
TopBuild Corp. 4.125% 2/15/32 (b)		990,000	867,071
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24		35,000	34,979
TRI Pointe Homes, Inc. 5.7% 6/15/28		255,000	250,744
			6,997,275
Leisure Products - 0.0%
Amer Sports Co. 6.75% 2/16/31 (b)		1,280,000	1,273,869
Mattel, Inc.:
3.375% 4/1/26(b)		205,000	194,553
5.45% 11/1/41		510,000	460,600
5.875% 12/15/27(b)		2,075,000	2,076,318
			4,005,340
Specialty Retail - 0.4%
Asbury Automotive Group, Inc.:
4.625% 11/15/29(b)		20,000	18,219
4.75% 3/1/30		20,000	18,201
AutoNation, Inc. 4.75% 6/1/30		1,671,000	1,589,350
AutoZone, Inc.:
4% 4/15/30		11,145,000	10,490,003
4.75% 8/1/32		15,000,000	14,404,278
Bath & Body Works, Inc.:
6.625% 10/1/30(b)		40,000	40,220
6.694% 1/15/27		480,000	486,262
Carvana Co.:
4.875% 9/1/29(b)		1,471,000	985,570
5.5% 4/15/27(b)		775,000	601,705
5.875% 10/1/28(b)		455,000	303,694
10.25% 5/1/30(b)		120,000	97,344
12% 12/1/28 pay-in-kind(b)(d)		605,765	582,238
13% 6/1/30 pay-in-kind(b)(d)		654,590	611,988
14% 6/1/31 pay-in-kind(b)(d)		1,802,010	1,753,322
Champions Financing, Inc. 8.75% 2/15/29 (b)		3,025,000	3,089,947
Foot Locker, Inc. 4% 10/1/29 (b)		505,000	427,351
Gap, Inc. 3.875% 10/1/31 (b)		20,000	16,133
LBM Acquisition LLC 6.25% 1/15/29 (b)		495,000	445,935
LCM Investments Holdings 8.25% 8/1/31 (b)		655,000	668,490
Lithia Motors, Inc.:
3.875% 6/1/29(b)		20,000	17,850
4.625% 12/15/27(b)		20,000	19,055
Lowe's Companies, Inc.:
3.35% 4/1/27		1,437,000	1,369,686
3.75% 4/1/32		27,423,000	24,918,439
4.45% 4/1/62		20,496,000	16,364,688
Michaels Companies, Inc.:
5.25% 5/1/28(b)		1,020,000	791,926
7.875% 5/1/29(b)		825,000	532,705
O'Reilly Automotive, Inc. 4.2% 4/1/30		2,481,000	2,355,026
Penske Automotive Group, Inc.:
3.5% 9/1/25		20,000	19,404
3.75% 6/15/29		20,000	17,715
PetSmart, Inc. / PetSmart Finance Corp. 7.75% 2/15/29 (b)		20,000	19,763
Sally Holdings LLC:
5.625% 12/1/25		1,360,000	1,359,113
6.75% 3/1/32		1,270,000	1,266,349
Staples, Inc.:
7.5% 4/15/26(b)		565,000	543,199
10.75% 4/15/27(b)		565,000	516,975
Valvoline, Inc. 4.25% 2/15/30 (b)		1,255,000	1,247,063
Victoria's Secret & Co. 4.625% 7/15/29 (b)		925,000	780,258
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)		1,595,000	1,638,863
			90,408,327
Textiles, Apparel & Luxury Goods - 0.3%
Crocs, Inc.:
4.125% 8/15/31(b)		840,000	714,671
4.25% 3/15/29(b)		500,000	448,756
Hanesbrands, Inc. 4.875% 5/15/26 (b)		670,000	646,566
Kontoor Brands, Inc. 4.125% 11/15/29 (b)		410,000	366,654
Levi Strauss & Co. 3.5% 3/1/31 (b)		835,000	723,586
Tapestry, Inc.:
7% 11/27/26		6,493,000	6,668,651
7.05% 11/27/25		2,407,000	2,451,938
7.35% 11/27/28		10,385,000	10,862,734
7.7% 11/27/30		11,966,000	12,688,138
7.85% 11/27/33		11,966,000	12,944,172
The William Carter Co. 5.625% 3/15/27 (b)		500,000	490,538
Wolverine World Wide, Inc. 4% 8/15/29 (b)		2,280,000	1,826,850
			50,833,254
TOTAL CONSUMER DISCRETIONARY			306,590,191

CONSUMER STAPLES - 1.5%
Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc. 4.7% 2/1/36		3,246,000	3,106,780
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58		10,214,000	9,272,918
5.45% 1/23/39		9,200,000	9,355,705
5.55% 1/23/49		21,036,000	21,565,275
5.8% 1/23/59 (Reg. S)		22,287,000	23,659,152
Central American Bottling Corp. 5.25% 4/27/29 (b)		845,000	794,300
Constellation Brands, Inc. 4.75% 5/9/32		20,000,000	19,342,629
Primo Water Holdings, Inc. 4.375% 4/30/29 (b)		830,000	753,018
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		4,550,000	3,972,060
			91,821,837
Consumer Staples Distribution & Retail - 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(b)		2,170,000	1,933,378
4.625% 1/15/27(b)		20,000	19,281
4.875% 2/15/30(b)		1,635,000	1,534,780
C&S Group Enterprises LLC 5% 12/15/28 (b)		2,795,000	2,214,271
KeHE Distributor / Nextwave 9% 2/15/29 (b)		2,220,000	2,226,515
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)		1,065,000	1,047,609
Performance Food Group, Inc.:
4.25% 8/1/29(b)		20,000	18,151
5.5% 10/15/27(b)		1,314,000	1,286,843
6.875% 5/1/25(b)		500,000	501,290
REWE International Finance 4.875% 9/13/30 (Reg. S)	EUR	700,000	787,920
Sysco Corp.:
5.95% 4/1/30		4,765,000	4,958,301
6.6% 4/1/50		7,190,000	8,125,032
Tesco Corporate Treasury Services PLC 2.75% 4/27/30 (Reg. S)	GBP	2,115,000	2,327,575
U.S. Foods, Inc.:
4.625% 6/1/30(b)		580,000	531,463
4.75% 2/15/29(b)		655,000	614,894
6.875% 9/15/28(b)		820,000	834,350
United Natural Foods, Inc. 6.75% 10/15/28 (b)		255,000	212,346
			29,173,999
Food Products - 0.5%
Adecoagro SA 6% 9/21/27 (b)		990,000	959,191
Camposol SA 6% 2/3/27 (b)		450,000	327,094
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (b)		510,000	471,742
Darling Ingredients, Inc.:
5.25% 4/15/27(b)		20,000	19,617
6% 6/15/30(b)		850,000	837,627
Fiesta Purchaser, Inc. 7.875% 3/1/31 (b)		1,160,000	1,196,148
JBS U.S.A. Lux SA/JBS Food Co./JBS U.S.A. Finance, Inc.:
2.5% 1/15/27		17,765,000	16,298,362
3% 5/15/32		18,025,000	14,431,830
3.625% 1/15/32		27,395,000	23,034,680
5.125% 2/1/28		7,390,000	7,240,812
5.5% 1/15/30		3,285,000	3,201,698
5.75% 4/1/33		15,215,000	14,755,782
JDE Peet's BV 2.25% 9/24/31 (b)		1,978,000	1,547,436
Lamb Weston Holdings, Inc.:
4.125% 1/31/30(b)		3,330,000	3,017,225
4.375% 1/31/32(b)		660,000	589,667
MARB BondCo PLC 3.95% 1/29/31 (b)		620,000	503,750
Pilgrim's Pride Corp.:
3.5% 3/1/32		140,000	116,976
4.25% 4/15/31		310,000	277,088
Post Holdings, Inc.:
4.5% 9/15/31(b)		40,000	35,612
4.625% 4/15/30(b)		1,275,000	1,160,091
5.5% 12/15/29(b)		1,209,000	1,156,794
5.625% 1/15/28(b)		20,000	19,633
5.75% 3/1/27(b)		1,000,000	1,009,580
6.25% 2/15/32(b)		1,515,000	1,522,832
TreeHouse Foods, Inc. 4% 9/1/28		735,000	648,638
			94,379,905
Household Products - 0.0%
Central Garden & Pet Co. 4.125% 10/15/30		20,000	17,767
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/33 (Reg. S)	EUR	1,000,000	1,104,671
			1,122,438
Personal Care Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (b)		510,000	520,414
Edgewell Personal Care Co. 5.5% 6/1/28 (b)		20,000	19,525
			539,939
Tobacco - 0.4%
Altria Group, Inc.:
4.25% 8/9/42		10,924,000	8,757,355
4.5% 5/2/43		7,299,000	6,059,597
4.8% 2/14/29		1,994,000	1,957,852
5.95% 2/14/49		2,582,000	2,572,147
BAT Capital Corp.:
5.834% 2/20/31		2,700,000	2,690,663
6.421% 8/2/33		13,161,000	13,538,741
Imperial Tobacco Finance PLC:
4.25% 7/21/25(b)		6,702,000	6,568,364
6.125% 7/27/27(b)		7,555,000	7,690,904
Reynolds American, Inc.:
4.45% 6/12/25		3,319,000	3,268,079
5.7% 8/15/35		1,538,000	1,469,092
5.85% 8/15/45		12,953,000	11,767,852
6.15% 9/15/43		1,637,000	1,583,051
7.25% 6/15/37		1,835,000	1,963,118
			69,886,815
TOTAL CONSUMER STAPLES			286,924,933

ENERGY - 3.9%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp. 6.875% 4/1/27 (b)		20,000	19,899
CGG SA 8.75% 4/1/27 (b)		2,990,000	2,667,020
Guara Norte SARL 5.198% 6/15/34 (b)		809,667	729,712
Halliburton Co.:
3.8% 11/15/25		86,000	84,016
4.85% 11/15/35		3,103,000	2,984,242
Jonah Energy Parent LLC 12% 11/5/25 (g)(h)		808,041	854,503
Nabors Industries Ltd. 7.25% 1/15/26 (b)		20,000	19,700
Nabors Industries, Inc.:
7.375% 5/15/27(b)		20,000	19,926
9.125% 1/31/30(b)		310,000	317,750
NuStar Logistics LP:
5.625% 4/28/27		20,000	19,794
5.75% 10/1/25		20,000	19,819
Oleoducto Central SA 4% 7/14/27 (b)		802,000	744,922
Seadrill Finance Ltd. 8.375% 8/1/30 (b)		615,000	632,015
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		2,024,000	2,048,895
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		400,000	410,160
Summit Midstream Holdings LLC 9% 10/15/26 (b)		20,000	19,786
Technip Energies NV 1.125% 5/28/28	EUR	1,205,000	1,166,039
The Oil and Gas Holding Co.:
7.5% 10/25/27(b)		903,000	933,194
8.375% 11/7/28(b)		260,000	279,958
Transocean Aquila Ltd. 8% 9/30/28 (b)		460,000	468,625
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		731,025	728,543
Transocean Titan Finance Ltd. 8.375% 2/1/28 (b)		20,000	20,525
Transocean, Inc.:
7.25% 11/1/25(b)		1,635,000	1,611,049
7.5% 1/15/26(b)		2,069,000	2,045,744
8% 2/1/27(b)		2,795,000	2,728,423
8.75% 2/15/30(b)		364,500	374,277
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp.:
6.875% 4/1/26		1,230,000	1,228,325
6.875% 9/1/27		20,000	19,897
Valaris Ltd. 8.375% 4/30/30 (b)		2,620,000	2,686,516
			25,883,274
Oil, Gas & Consumable Fuels - 3.8%
Altus Midstream LP:
5.875% 6/15/30(b)		3,385,000	3,298,391
6.625% 12/15/28(b)		1,190,000	1,204,642
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29(b)		20,000	19,022
5.75% 3/1/27(b)		1,140,000	1,115,419
5.75% 1/15/28(b)		20,000	19,607
7.875% 5/15/26(b)		1,140,000	1,164,459
Antero Resources Corp.:
5.375% 3/1/30(b)		20,000	19,060
7.625% 2/1/29(b)		500,000	514,968
Ascent Resources - Utica LLC/ARU Finance Corp. 7% 11/1/26 (b)		20,000	19,986
California Resources Corp. 7.125% 2/1/26 (b)		880,000	884,638
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)		970,000	960,877
Canacol Energy Ltd. 5.75% 11/24/28 (b)		495,000	336,650
Canadian Natural Resources Ltd.:
2.95% 7/15/30		12,000,000	10,424,930
5.85% 2/1/35		3,955,000	3,950,671
Cenovus Energy, Inc.:
3.75% 2/15/52		12,540,000	8,957,368
5.4% 6/15/47		1,366,000	1,251,414
6.75% 11/15/39		547,000	592,816
Chesapeake Energy Corp. 6.75% 4/15/29 (b)		20,000	20,075
Citgo Petroleum Corp.:
6.375% 6/15/26(b)		1,881,000	1,892,724
7% 6/15/25(b)		3,594,000	3,585,523
8.375% 1/15/29(b)		1,568,000	1,646,665
CNX Midstream Partners LP 4.75% 4/15/30 (b)		565,000	494,292
CNX Resources Corp.:
6% 1/15/29(b)		20,000	19,223
7.25% 3/1/32(b)		1,740,000	1,733,955
7.375% 1/15/31(b)		1,350,000	1,360,981
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30(b)		2,382,000	2,426,313
6.036% 11/15/33(b)		6,422,000	6,594,121
6.497% 8/15/43(b)		1,920,000	2,031,759
6.544% 11/15/53(b)		3,456,000	3,681,585
6.714% 8/15/63(b)		2,069,000	2,240,422
Comstock Resources, Inc.:
5.875% 1/15/30(b)		1,545,000	1,350,964
6.75% 3/1/29(b)		1,990,000	1,835,654
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/33 (b)		1,530,000	1,559,933
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29(b)		1,580,000	1,554,325
5.625% 10/15/25(b)		200,000	199,010
CVR Energy, Inc.:
5.75% 2/15/28(b)		3,553,000	3,297,930
8.5% 1/15/29(b)		1,535,000	1,544,594
DCP Midstream Operating LP:
5.125% 5/15/29		7,248,000	7,157,560
6.45% 11/3/36(b)		4,987,000	5,137,528
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
6.75% 5/15/25		464,000	464,035
7.125% 6/1/28(b)		3,315,000	3,174,113
8.625% 3/15/29(b)		1,170,000	1,171,246
DT Midstream, Inc.:
4.125% 6/15/29(b)		435,000	397,479
4.375% 6/15/31(b)		160,000	144,046
Ecopetrol SA:
4.625% 11/2/31		600,000	495,618
8.875% 1/13/33		1,915,000	2,012,665
EG Global Finance PLC 12% 11/30/28 (b)		5,970,000	6,302,828
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)		2,530,000	2,152,081
Empresa Nacional de Petroleo 6.15% 5/10/33 (b)		545,000	543,812
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)		2,219,000	2,236,974
Energean Israel Finance Ltd.:
4.875% 3/30/26 (Reg. S)(b)		1,095,000	1,025,312
8.5% 9/30/33 (Reg. S)(b)		450,000	433,216
Energean PLC 6.5% 4/30/27 (b)		2,135,000	1,947,520
Energy Transfer LP:
3.75% 5/15/30		24,728,000	22,552,327
3.9% 5/15/24(d)		1,542,000	1,536,405
4.95% 6/15/28		7,159,000	7,051,204
5% 5/15/50		21,347,000	18,402,988
5.25% 4/15/29		4,040,000	4,024,411
5.4% 10/1/47		19,219,000	17,431,766
5.625% 5/1/27(b)		3,127,000	3,098,920
5.75% 4/1/25		2,217,000	2,213,342
5.8% 6/15/38		3,992,000	3,946,807
6% 2/1/29(b)		430,000	431,187
6% 6/15/48		3,699,000	3,625,581
6.125% 12/15/45		900,000	894,285
6.25% 4/15/49		2,774,000	2,800,802
7.375% 2/1/31(b)		1,010,000	1,056,814
EnLink Midstream LLC:
5.375% 6/1/29		20,000	19,383
5.625% 1/15/28(b)		1,155,000	1,138,035
6.5% 9/1/30(b)		2,475,000	2,537,038
EnLink Midstream Partners LP:
4.15% 6/1/25		625,000	609,326
4.85% 7/15/26		130,000	126,752
EQM Midstream Partners LP:
4% 8/1/24		1,555,000	1,543,516
4.75% 1/15/31(b)		540,000	502,154
6% 7/1/25(b)		145,000	144,801
6.5% 7/1/27(b)		120,000	121,200
6.5% 7/15/48		260,000	263,910
FEL Energy VI SARL 5.75% 12/1/40 (b)		705,642	631,705
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34(b)		458,698	394,021
2.625% 3/31/36(b)		2,575,000	2,090,578
Genesis Energy LP/Genesis Energy Finance Corp. 7.75% 2/1/28		20,000	20,000
GeoPark Ltd. 5.5% 1/17/27 (b)		1,020,000	923,100
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		1,530,000	1,507,983
7% 8/1/27		2,462,000	2,462,788
8.25% 1/15/32(b)		625,000	641,064
Golar LNG Ltd. 7% 10/20/25 (b)		2,630,000	2,598,230
Gran Tierra Energy, Inc. 9.5% 10/15/29 (b)		525,000	485,625
Harbour Energy PLC 5.5% 10/15/26 (b)		154,000	150,096
Harvest Midstream I LP 7.5% 9/1/28 (b)		2,310,000	2,328,660
Hess Corp.:
5.6% 2/15/41		10,536,000	10,609,475
5.8% 4/1/47		13,479,000	13,697,562
7.125% 3/15/33		2,041,000	2,288,917
7.3% 8/15/31		4,951,000	5,569,387
7.875% 10/1/29		8,500,000	9,524,028
Hess Midstream Operations LP:
4.25% 2/15/30(b)		600,000	546,354
5.125% 6/15/28(b)		1,815,000	1,743,743
5.5% 10/15/30(b)		565,000	542,968
5.625% 2/15/26(b)		2,625,000	2,587,856
HF Sinclair Corp. 5% 2/1/28 (b)		2,650,000	2,551,846
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)		2,670,000	2,813,513
ITT Holdings LLC 6.5% 8/1/29 (b)		20,000	17,752
KazMunaiGaz National Co.:
3.5% 4/14/33(b)		645,000	524,224
5.375% 4/24/30(b)		370,000	359,226
5.75% 4/19/47(b)		250,000	212,875
Kinder Morgan Energy Partners LP:
5.5% 3/1/44		15,589,000	14,418,773
6.55% 9/15/40		686,000	709,240
Kinder Morgan, Inc.:
5.05% 2/15/46		1,762,000	1,536,911
5.55% 6/1/45		4,783,000	4,490,560
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		2,695,000	2,587,200
Leviathan Bond Ltd. 6.125% 6/30/25 (Reg. S) (b)		985,000	962,690
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)		1,830,197	1,657,609
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (b)		890,000	862,170
Medco Maple Tree Pte. Ltd. 8.96% 4/27/29 (b)		1,005,000	1,047,210
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (b)		575,000	574,385
MEG Energy Corp.:
5.875% 2/1/29(b)		20,000	19,499
7.125% 2/1/27(b)		500,000	507,767
Mesquite Energy, Inc. 7.25% (b)(c)(h)		4,592,000	0
Moss Creek Resources Holdings, Inc. 7.5% 1/15/26 (b)		20,000	19,884
MPLX LP:
4.8% 2/15/29		2,198,000	2,152,576
4.875% 12/1/24		4,860,000	4,832,157
4.95% 9/1/32		14,675,000	14,055,370
5.5% 2/15/49		6,593,000	6,174,409
Murphy Oil Corp. 6.375% 7/15/28		12,000	12,016
Murphy Oil U.S.A., Inc.:
3.75% 2/15/31(b)		647,000	552,083
4.75% 9/15/29		20,000	18,648
NAK Naftogaz Ukraine:
7.625% 11/8/28(b)		305,000	161,936
7.65% (Reg. S)(c)		907,250	700,851
New Fortress Energy, Inc.:
6.5% 9/30/26(b)		9,895,000	9,554,001
6.75% 9/15/25(b)		7,038,300	7,001,978
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125% 2/15/29(b)		630,000	635,939
8.375% 2/15/32(b)		630,000	639,943
Northern Oil & Gas, Inc.:
8.125% 3/1/28(b)		2,050,000	2,075,892
8.75% 6/15/31(b)		630,000	658,350
Nostrum Oil & Gas Finance BV 14% 6/30/26 pay-in-kind (b)(d)		18,557	3,942
Occidental Petroleum Corp.:
4.2% 3/15/48		640,000	489,082
4.4% 4/15/46		1,670,000	1,334,344
4.4% 8/15/49		770,000	569,415
4.5% 7/15/44		1,375,000	1,059,754
5.55% 3/15/26		8,636,000	8,645,476
6.125% 1/1/31		1,225,000	1,256,532
6.45% 9/15/36		10,081,000	10,613,882
6.6% 3/15/46		10,444,000	11,093,512
6.625% 9/1/30		1,680,000	1,768,032
7.5% 5/1/31		15,444,000	17,055,472
7.875% 9/15/31		415,000	466,992
7.95% 6/15/39		320,000	370,390
Parkland Corp.:
4.5% 10/1/29(b)		730,000	667,038
4.625% 5/1/30(b)		3,480,000	3,178,841
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)		3,310,000	3,391,691
Permian Resources Operating LLC:
5.875% 7/1/29(b)		1,855,000	1,808,625
7% 1/15/32(b)		325,000	333,703
7.75% 2/15/26(b)		910,000	920,875
Petroleos de Venezuela SA:
5.375%(c)		353,900	37,160
6%(b)(c)		1,619,833	157,934
6%(b)(c)		1,847,331	180,115
12.75%(b)(c)		98,000	11,907
Petroleos Mexicanos:
4.5% 1/23/26		13,054,000	12,153,274
5.95% 1/28/31		38,105,000	29,584,722
6.35% 2/12/48		31,726,000	19,416,312
6.49% 1/23/27		14,935,000	13,959,595
6.5% 3/13/27		42,674,000	39,799,906
6.5% 6/2/41		255,000	168,300
6.625% 6/15/35		3,392,000	2,509,605
6.7% 2/16/32		11,667,000	9,411,769
6.75% 9/21/47		18,053,000	11,463,655
6.84% 1/23/30		33,047,000	28,247,915
6.875% 10/16/25		575,000	566,605
6.875% 8/4/26		1,070,000	1,030,838
6.95% 1/28/60		16,303,000	10,342,623
7.69% 1/23/50		31,233,000	21,514,852
Petronas Capital Ltd.:
3.404% 4/28/61(b)		1,050,000	715,460
3.5% 4/21/30(b)		335,000	306,420
Petrorio Luxembourg SARL 6.125% 6/9/26 (b)		575,000	564,981
Phillips 66 Co. 3.85% 4/9/25		1,307,000	1,284,705
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		2,689,000	2,439,672
3.6% 11/1/24		2,794,000	2,756,951
Prairie Acquiror LP 9% 8/1/29 (b)		635,000	639,832
PT Adaro Indonesia 4.25% 10/31/24 (b)		1,565,000	1,538,176
PT Pertamina Persero 4.175% 1/21/50 (b)		405,000	311,344
Qatar Petroleum:
1.375% 9/12/26(b)		2,205,000	2,015,508
2.25% 7/12/31(b)		2,080,000	1,732,806
3.125% 7/12/41(b)		2,485,000	1,828,016
3.3% 7/12/51(b)		1,545,000	1,073,559
Rockies Express Pipeline LLC:
3.6% 5/15/25(b)		20,000	19,391
4.8% 5/15/30(b)		110,000	101,888
4.95% 7/15/29(b)		1,290,000	1,206,322
6.875% 4/15/40(b)		490,000	482,497
SA Global Sukuk Ltd. 1.602% 6/17/26 (b)		1,260,000	1,157,625
Sabine Pass Liquefaction LLC 4.5% 5/15/30		17,428,000	16,677,087
Saudi Arabian Oil Co.:
2.25% 11/24/30(b)		1,880,000	1,577,038
3.25% 11/24/50(b)		1,205,000	802,831
3.5% 4/16/29(b)		2,140,000	1,988,381
3.5% 11/24/70(b)		645,000	406,673
4.25% 4/16/39(b)		2,995,000	2,584,123
Sibur Securities DAC 2.95% (b)(c)		330,000	214,500
Sinopec Group Overseas Development Ltd. 2.7% 5/13/30 (b)		325,000	290,339
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)		820,000	838,122
SM Energy Co. 5.625% 6/1/25		845,000	838,663
Southwestern Energy Co.:
4.75% 2/1/32		1,190,000	1,080,957
5.375% 3/15/30		20,000	19,116
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		1,460,000	1,348,671
5.875% 3/15/28		1,270,000	1,256,359
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(b)		3,863,000	3,669,850
6% 3/1/27(b)		1,160,000	1,144,920
6% 12/31/30(b)		2,945,000	2,738,633
6% 9/1/31(b)		3,410,000	3,123,675
Talos Production, Inc.:
9% 2/1/29(b)		540,000	551,914
9.375% 2/1/31(b)		760,000	785,015
Teine Energy Ltd. 6.875% 4/15/29 (b)		340,000	322,667
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)		955,000	780,961
The Williams Companies, Inc.:
3.5% 11/15/30		18,443,000	16,643,804
4% 9/15/25		1,089,000	1,067,785
4.65% 8/15/32		34,934,000	33,233,994
5.3% 8/15/52		3,368,000	3,151,339
5.75% 6/24/44		6,964,000	6,831,263
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30		2,221,000	1,997,780
Tullow Oil PLC:
7% 3/1/25(b)		315,000	294,553
10.25% 5/15/26(b)		1,435,000	1,285,344
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(b)		2,620,000	2,351,473
4.125% 8/15/31(b)		1,375,000	1,206,782
6.25% 1/15/30(b)		915,000	913,552
Viper Energy, Inc. 7.375% 11/1/31 (b)		500,000	514,830
Western Gas Partners LP:
3.1% 2/1/25		212,000	206,523
3.95% 6/1/25		140,000	136,575
4.65% 7/1/26		2,834,000	2,772,590
4.75% 8/15/28		2,108,000	2,035,385
5.25% 2/1/50		1,280,000	1,132,358
5.3% 3/1/48		640,000	551,547
5.5% 8/15/48		385,000	338,291
			756,583,677
TOTAL ENERGY			782,466,951

FINANCIALS - 12.9%
Banks - 5.5%
ABN AMRO Bank NV 3.875% 1/15/32 (Reg. S)	EUR	2,000,000	2,142,271
Access Bank PLC 6.125% 9/21/26 (b)		1,015,000	924,919
AIB Group PLC:
1.875% 11/19/29 (Reg. S)(d)	EUR	1,000,000	1,058,105
2.25% 4/4/28 (Reg. S)(d)	EUR	4,400,000	4,525,429
5.25% 10/23/31 (Reg. S)(d)	EUR	1,120,000	1,282,556
6.608% 9/13/29(b)(d)		1,000,000	1,037,631
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (d)	EUR	1,375,000	1,442,468
Bank of America Corp.:
2.299% 7/21/32(d)		18,130,000	14,674,774
3.419% 12/20/28(d)		8,456,000	7,899,879
3.705% 4/24/28(d)		11,813,000	11,262,568
4.2% 8/26/24		14,710,000	14,600,116
4.25% 10/22/26		5,344,000	5,228,767
4.376% 4/27/28(d)		20,000,000	19,443,367
4.571% 4/27/33(d)		10,000,000	9,401,320
5.015% 7/22/33(d)		121,493,000	118,421,822
Bank of Ireland Group PLC 2.029% 9/30/27 (b)(d)		4,565,000	4,152,370
BankMuscat SAOG 4.75% 3/17/26 (Reg. S)		390,000	381,412
Barclays PLC:
5.088% 6/20/30(d)		14,797,000	14,017,857
5.2% 5/12/26		6,970,000	6,891,808
5.262% 1/29/34 (Reg. S)(d)	EUR	4,140,000	4,730,812
5.829% 5/9/27(d)		23,950,000	24,010,610
6.224% 5/9/34(d)		13,560,000	13,729,243
6.49% 9/13/29(d)		18,477,000	19,045,848
7.437% 11/2/33(d)		950,000	1,039,300
8.407% 11/14/32 (Reg. S)(d)	GBP	1,350,000	1,791,355
BNP Paribas SA:
2.159% 9/15/29(b)(d)		5,025,000	4,347,979
2.219% 6/9/26(b)(d)		15,515,000	14,852,418
2.5% 3/31/32 (Reg. S)(d)	EUR	2,200,000	2,234,001
4.125% 5/24/33 (Reg. S)	EUR	1,400,000	1,573,264
BPCE SA:
1.5% 1/13/42 (Reg. S)(d)	EUR	2,800,000	2,735,479
5.716% 1/18/30(b)(d)		1,350,000	1,344,270
Citigroup, Inc.:
3.352% 4/24/25(d)		9,970,000	9,932,130
4.3% 11/20/26		3,067,000	2,987,394
4.4% 6/10/25		7,473,000	7,361,899
4.412% 3/31/31(d)		22,342,000	21,105,231
4.45% 9/29/27		10,486,000	10,157,306
4.6% 3/9/26		4,812,000	4,733,159
4.91% 5/24/33(d)		54,777,000	52,448,424
5.875% 7/1/24 (Reg. S)	GBP	850,000	1,072,075
Citizens Financial Group, Inc. 2.638% 9/30/32		5,802,000	4,405,445
Commerzbank AG 8.625% 2/28/33 (Reg. S) (d)	GBP	400,000	529,540
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(d)		5,339,000	4,749,587
Danske Bank A/S:
2.25% 1/14/28 (Reg. S)(d)	GBP	2,290,000	2,630,981
4.75% 6/21/30 (Reg. S)(d)	EUR	2,803,000	3,136,023
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26(b)		1,045,000	977,162
6% 4/15/25(b)		533,000	527,584
8% 6/15/27(b)		560,000	581,456
HSBC Holdings PLC:
4.25% 3/14/24		2,247,000	2,245,719
4.787% 3/10/32 (Reg. S)(d)	EUR	2,340,000	2,632,794
4.856% 5/23/33 (Reg. S)(d)	EUR	3,000,000	3,402,179
4.95% 3/31/30		3,002,000	2,939,886
6.8% 9/14/31(d)	GBP	690,000	921,288
7.39% 11/3/28(d)		1,700,000	1,800,933
8.201% 11/16/34 (Reg. S)(d)	GBP	1,900,000	2,596,715
ING Groep NV:
4.5% 5/23/29 (Reg. S)(d)	EUR	1,400,000	1,543,543
4.75% 5/23/34 (Reg. S)(d)	EUR	4,800,000	5,465,960
Intesa Sanpaolo SpA:
3.875% 7/14/27(b)		3,181,000	2,965,939
4.198% 6/1/32(b)(d)		2,306,000	1,891,508
5.017% 6/26/24(b)		9,040,000	8,982,843
5.71% 1/15/26(b)		32,509,000	32,212,186
6.625% 6/20/33(b)		1,490,000	1,506,345
JPMorgan Chase & Co.:
2.956% 5/13/31(d)		9,435,000	8,194,986
3.875% 9/10/24		12,990,000	12,871,467
4.323% 4/26/28(d)		25,000,000	24,396,217
4.452% 12/5/29(d)		20,700,000	20,023,043
4.493% 3/24/31(d)		30,800,000	29,581,734
4.586% 4/26/33(d)		73,217,000	69,470,753
4.912% 7/25/33(d)		53,314,000	51,718,225
5.299% 7/24/29(d)		22,500,000	22,557,379
5.717% 9/14/33(d)		22,300,000	22,579,425
Jyske Bank A/S:
5% 10/26/28(d)	EUR	1,100,000	1,214,879
5.125% 5/1/35 (Reg. S)(d)	EUR	712,000	772,646
KBC Group NV 6.324% 9/21/34 (b)(d)		2,650,000	2,746,076
Lloyds Banking Group PLC:
1.985% 12/15/31(d)	GBP	1,840,000	2,076,456
4.5% 1/11/29 (Reg. S)(d)	EUR	1,170,000	1,291,611
4.75% 9/21/31 (Reg. S)(d)	EUR	2,900,000	3,240,097
Magyar Export-Import Bank 6.125% 12/4/27 (b)		340,000	341,666
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		525,000	496,125
NatWest Group PLC:
2.105% 11/28/31 (Reg. S)(d)	GBP	3,085,000	3,484,137
3.073% 5/22/28(d)		9,805,000	9,097,950
3.622% 8/14/30 (Reg. S)(d)	GBP	1,055,000	1,283,545
4.771% 2/16/29 (Reg. S)(d)	EUR	3,000,000	3,331,397
4.8% 4/5/26		9,111,000	8,998,385
7.416% 6/6/33 (Reg. S)(d)	GBP	1,550,000	2,010,488
Nordea Bank Abp 4.125% 5/5/28 (Reg. S)	EUR	3,200,000	3,511,299
OTP Bank PLC 8.75% 5/15/33 (Reg. S) (d)		410,000	423,563
Rabobank Nederland:
3.822% 7/26/34 (Reg. S)	EUR	700,000	755,864
4% 1/10/30 (Reg. S)	EUR	1,600,000	1,756,430
4.375% 8/4/25		9,413,000	9,232,104
Societe Generale:
1.038% 6/18/25(b)(d)		36,500,000	35,932,200
1.488% 12/14/26(b)(d)		18,670,000	17,219,023
4.25% 4/14/25(b)		1,800,000	1,761,019
4.75% 11/24/25(b)		400,000	391,689
6.691% 1/10/34(b)(d)		1,000,000	1,033,042
Synchrony Bank:
5.4% 8/22/25		14,157,000	13,990,621
5.625% 8/23/27		12,818,000	12,470,992
UniCredit SpA:
5.459% 6/30/35(b)(d)		2,132,000	1,970,011
5.861% 6/19/32(b)(d)		775,000	751,140
7.296% 4/2/34(b)(d)		20,000	20,412
Virgin Money UK PLC 7.625% 8/23/29 (Reg. S) (d)	GBP	3,000,000	3,979,418
Wells Fargo & Co.:
3.526% 3/24/28(d)		19,749,000	18,724,455
4.478% 4/4/31(d)		30,867,000	29,351,060
4.897% 7/25/33(d)		70,571,000	67,476,369
5.013% 4/4/51(d)		29,124,000	26,930,790
5.499% 1/23/35(d)		5,195,000	5,160,687
5.574% 7/25/29(d)		21,000,000	21,137,520
Western Alliance Bancorp. 3% 6/15/31 (d)		3,043,000	2,668,711
Westpac Banking Corp. 4.11% 7/24/34 (d)		7,550,000	6,896,523
			1,113,990,881
Capital Markets - 3.3%
Affiliated Managers Group, Inc. 3.5% 8/1/25		7,624,000	7,410,065
AG Issuer LLC 6.25% 3/1/28 (b)		20,000	19,355
Ares Capital Corp. 3.875% 1/15/26		25,763,000	24,716,655
AssuredPartners, Inc.:
5.625% 1/15/29(b)		1,015,000	933,622
7.5% 2/15/32(b)		1,515,000	1,488,836
Athene Global Funding:
5.339% 1/15/27(b)		28,368,000	28,211,806
5.583% 1/9/29(b)		12,707,000	12,659,538
Blackstone Private Credit Fund:
4.7% 3/24/25		38,436,000	37,839,418
4.875% 4/14/26	GBP	2,372,000	2,873,355
7.05% 9/29/25		18,929,000	19,177,622
Coinbase Global, Inc.:
3.375% 10/1/28(b)		230,000	194,270
3.625% 10/1/31(b)		2,345,000	1,835,998
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S)(d)	EUR	1,900,000	1,983,635
4% 6/24/32 (Reg. S)(d)	EUR	3,900,000	4,013,637
4.1% 1/13/26		3,085,000	3,002,959
4.5% 4/1/25		43,904,000	43,062,350
6.125% 12/12/30 (Reg. S)(d)	GBP	3,600,000	4,490,957
Deutsche Bank AG New York Branch:
3.729% 1/14/32(d)		29,675,000	24,306,847
5.882% 7/8/31(d)		4,150,000	3,972,536
6.72% 1/18/29(d)		10,450,000	10,736,184
Goldman Sachs Group, Inc.:
2.383% 7/21/32(d)		18,352,000	14,934,566
3.102% 2/24/33(d)		39,245,000	33,280,563
3.691% 6/5/28(d)		72,922,000	69,542,117
3.75% 5/22/25		7,259,000	7,114,568
3.8% 3/15/30		36,810,000	34,225,530
6.75% 10/1/37		3,974,000	4,319,544
Hightower Holding LLC 6.75% 4/15/29 (b)		1,895,000	1,778,411
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)		680,000	625,729
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (b)		655,000	589,112
LPL Holdings, Inc. 4.375% 5/15/31 (b)		640,000	578,916
Moody's Corp. 3.25% 1/15/28		4,181,000	3,935,185
Morgan Stanley:
3.622% 4/1/31(d)		21,065,000	19,136,973
4.21% 4/20/28(d)		20,000,000	19,357,488
4.431% 1/23/30(d)		8,668,000	8,320,251
4.656% 3/2/29(d)	EUR	1,300,000	1,443,538
4.889% 7/20/33(d)		44,206,000	42,461,975
5% 11/24/25		2,402,000	2,388,125
5.449% 7/20/29(d)		10,520,000	10,560,046
6.407% 11/1/29(d)		30,000,000	31,315,505
MSCI, Inc.:
3.625% 9/1/30(b)		440,000	388,094
4% 11/15/29(b)		2,020,000	1,854,360
Sixth Street Specialty Lending, Inc. 6.125% 3/1/29		11,081,000	10,907,951
StoneX Group, Inc. 7.875% 3/1/31 (b)		862,000	872,991
UBS Group AG:
1.494% 8/10/27(b)(d)		11,454,000	10,376,894
2.125% 11/15/29 (Reg. S)(d)	GBP	2,000,000	2,198,179
2.593% 9/11/25(b)(d)		21,556,000	21,185,828
3.75% 3/26/25		7,059,000	6,913,491
3.869% 1/12/29(b)(d)		6,719,000	6,319,205
4.125% 9/24/25(b)		6,852,000	6,702,325
4.125% 6/9/33 (Reg. S)(d)	EUR	3,220,000	3,468,643
4.194% 4/1/31(b)(d)		19,422,000	17,862,429
4.75% 3/17/32 (Reg. S)(d)	EUR	6,120,000	6,872,064
6.537% 8/12/33(b)(d)		30,000,000	31,285,686
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30(b)		3,453,000	2,520,690
7.875% 5/1/27(b)		535,000	452,883
9.5% 6/1/28(b)		520,000	438,100
			669,457,600
Consumer Finance - 2.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		5,735,000	5,579,952
2.45% 10/29/26		8,002,000	7,380,971
3% 10/29/28		8,382,000	7,531,781
3.3% 1/30/32		18,966,000	16,039,223
4.45% 4/3/26		6,213,000	6,087,580
5.75% 6/6/28		10,000,000	10,072,374
6.45% 4/15/27(b)		26,721,000	27,350,554
6.5% 7/15/25		7,456,000	7,525,900
Ally Financial, Inc.:
4.75% 6/9/27		25,000,000	24,282,840
5.125% 9/30/24		4,357,000	4,337,849
5.75% 11/20/25		12,230,000	12,169,037
5.8% 5/1/25		11,179,000	11,161,369
6.7% 2/14/33		3,115,000	3,069,184
7.1% 11/15/27		21,840,000	22,740,389
8% 11/1/31		5,892,000	6,467,865
Capital One Financial Corp.:
2.636% 3/3/26(d)		10,020,000	9,717,374
3.273% 3/1/30(d)		12,815,000	11,422,470
3.65% 5/11/27		29,451,000	28,050,428
3.8% 1/31/28		13,624,000	12,885,298
4.927% 5/10/28(d)		27,617,000	27,020,833
4.985% 7/24/26(d)		14,379,000	14,247,686
5.247% 7/26/30(d)		22,350,000	21,793,795
5.268% 5/10/33(d)		10,000,000	9,714,125
Discover Financial Services:
3.95% 11/6/24		5,349,000	5,281,176
4.1% 2/9/27		6,829,000	6,549,639
4.5% 1/30/26		9,265,000	9,117,049
6.7% 11/29/32		3,827,000	4,005,397
First Cash Financial Services, Inc. 5.625% 1/1/30 (b)		20,000	18,946
Ford Motor Credit Co. LLC:
2.3% 2/10/25		630,000	609,391
2.9% 2/10/29		3,765,000	3,280,165
3.375% 11/13/25		1,160,000	1,112,931
3.625% 6/17/31		255,000	217,385
3.815% 11/2/27		740,000	690,088
4% 11/13/30		650,000	574,699
4.063% 11/1/24		42,632,000	42,045,052
4.125% 8/17/27		1,415,000	1,339,189
4.389% 1/8/26		790,000	768,180
4.445% 2/14/30	EUR	1,300,000	1,405,501
4.95% 5/28/27		10,975,000	10,670,054
5.125% 6/16/25		620,000	613,721
5.584% 3/18/24		12,456,000	12,454,528
6.86% 6/5/26	GBP	2,140,000	2,769,704
Navient Corp.:
5% 3/15/27		20,000	18,960
5.5% 3/15/29		20,000	18,098
OneMain Finance Corp.:
3.5% 1/15/27		845,000	777,800
3.875% 9/15/28		3,490,000	3,049,191
4% 9/15/30		20,000	16,849
5.375% 11/15/29		1,770,000	1,642,450
6.875% 3/15/25		1,380,000	1,393,800
7.125% 3/15/26		1,800,000	1,829,236
9% 1/15/29		165,000	173,290
Shriram Transport Finance Co. Ltd.:
4.15% 7/18/25(b)		1,035,000	999,106
6.625% 4/22/27(b)		430,000	433,225
SLM Corp.:
3.125% 11/2/26		20,000	18,374
4.2% 10/29/25		620,000	601,208
Synchrony Financial:
3.95% 12/1/27		14,204,000	13,157,287
4.25% 8/15/24		11,783,000	11,674,763
4.375% 3/19/24		11,497,000	11,488,380
5.15% 3/19/29		19,104,000	18,223,095
			475,686,784
Financial Services - 1.0%
Block, Inc.:
2.75% 6/1/26		1,010,000	942,169
3.5% 6/1/31		3,055,000	2,606,140
Brixmor Operating Partnership LP:
3.85% 2/1/25		5,199,000	5,099,780
4.05% 7/1/30		10,439,000	9,605,106
4.125% 6/15/26		8,538,000	8,227,324
4.125% 5/15/29		10,374,000	9,699,997
Compass Group Diversified Holdings LLC 5.25% 4/15/29 (b)		20,000	18,794
Corebridge Financial, Inc.:
3.5% 4/4/25		4,316,000	4,215,340
3.65% 4/5/27		15,270,000	14,489,342
3.85% 4/5/29		6,037,000	5,598,419
3.9% 4/5/32		7,187,000	6,325,284
4.35% 4/5/42		1,635,000	1,349,335
4.4% 4/5/52		4,834,000	3,879,860
Cosan Luxembourg SA 7.25% 6/27/31 (b)		570,000	577,809
Freedom Mortgage Corp. 7.625% 5/1/26 (b)		20,000	19,852
GACI First Investment 5.25% 10/13/32 (Reg. S)		405,000	404,494
GGAM Finance Ltd.:
7.75% 5/15/26(b)		1,270,000	1,290,638
8% 2/15/27(b)		2,735,000	2,803,297
8% 6/15/28(b)		2,844,000	2,942,351
Gn Bondco LLC 9.5% 10/15/31 (b)		905,000	895,950
GTCR W-2 Merger Sub LLC 7.5% 1/15/31 (b)		3,285,000	3,426,255
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		1,670,000	1,409,046
5.25% 5/15/27		7,249,000	6,660,019
6.25% 5/15/26		6,045,000	5,890,497
Jackson Financial, Inc.:
3.125% 11/23/31		7,286,000	6,023,832
5.17% 6/8/27		6,781,000	6,737,023
5.67% 6/8/32		39,681,000	39,546,821
KfW:
0% 12/15/27 (Reg. S)	EUR	5,000,000	4,856,251
0% 9/17/30 (Reg. S)	EUR	6,400,000	5,761,961
0.75% 1/15/29 (Reg. S)	EUR	7,500,000	7,348,835
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	2,955,000	2,675,601
Liberty Costa Rica SR SF 10.875% 1/15/31 (b)		720,000	749,045
MDGH GMTN RSC Ltd.:
2.875% 11/7/29(b)		740,000	664,613
4.375% 11/22/33(b)		545,000	517,805
5.084% 5/22/53(b)		965,000	908,005
5.5% 4/28/33(b)		510,000	526,085
MidCap Financial Issuer Trust 6.5% 5/1/28 (b)		20,000	18,325
Nationstar Mortgage Holdings, Inc.:
5.5% 8/15/28(b)		20,000	18,881
5.75% 11/15/31(b)		20,000	18,324
6% 1/15/27(b)		20,000	19,663
Nationwide Building Society 6.178% 12/7/27 (Reg. S) (d)	GBP	1,300,000	1,665,631
NCR Atleos Corp. 9.5% 4/1/29 (b)		1,475,000	1,560,248
PennyMac Financial Services, Inc.:
4.25% 2/15/29(b)		20,000	18,031
5.375% 10/15/25(b)		20,000	19,682
Pine Street Trust I 4.572% 2/15/29 (b)		11,350,000	10,732,874
Pine Street Trust II 5.568% 2/15/49 (b)		11,300,000	10,413,301
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (b)		655,000	457,924
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.:
3.625% 3/1/29(b)		20,000	17,741
3.875% 3/1/31(b)		40,000	34,342
Quicken Loans LLC/Quicken Loans Co.-Issuer, Inc.:
2.875% 10/15/26(b)		40,000	36,800
4% 10/15/33(b)		510,000	423,422
Raizen Fuels Finance SA 6.95% 3/5/54 (b)		685,000	686,028
Scientific Games Holdings LP/Scientific Games U.S. Finco, Inc. 6.625% 3/1/30 (b)		1,545,000	1,448,438
United Shore Financial Services LLC 5.75% 6/15/27 (b)		20,000	19,402
			202,302,032
Insurance - 0.7%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29(b)		530,000	470,097
8.25% 2/1/29(b)		630,000	622,461
Admiral Group PLC 8.5% 1/6/34 (Reg. S)	GBP	700,000	957,869
AIA Group Ltd. 0.88% 9/9/33 (Reg. S) (d)	EUR	1,160,000	1,060,012
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
4.25% 10/15/27(b)		2,270,000	2,095,132
6.75% 10/15/27(b)		645,000	626,634
6.75% 4/15/28(b)		2,064,000	2,050,233
7% 1/15/31(b)		415,000	413,377
AmWINS Group, Inc.:
4.875% 6/30/29(b)		1,400,000	1,291,223
6.375% 2/15/29(b)		1,270,000	1,270,828
Cloverie PLC 4.5% 9/11/44 (Reg. S) (d)		13,795,000	13,612,906
Demeter Investments BV:
5.625% 8/15/52 (Reg. S)(d)		2,769,000	2,716,500
5.75% 8/15/50 (Reg. S)(d)		7,415,000	7,332,842
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (d)	EUR	1,500,000	1,527,981
Five Corners Funding Trust II 2.85% 5/15/30 (b)		24,197,000	20,974,548
GTCR AP Finance, Inc. 8% 5/15/27 (b)		20,000	20,034
HUB International Ltd.:
5.625% 12/1/29(b)		20,000	18,563
7.25% 6/15/30(b)		1,295,000	1,321,040
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)		4,589,000	4,423,110
Marsh & McLennan Companies, Inc. 4.375% 3/15/29		7,831,000	7,650,572
National Financial Partners Corp.:
6.875% 8/15/28(b)		60,000	60,937
8.5% 10/1/31(b)		820,000	905,134
Pacific LifeCorp 5.125% 1/30/43 (b)		12,258,000	11,395,195
Pricoa Global Funding I 5.375% 5/15/45 (d)		6,348,000	6,250,036
Prudential Funding Asia PLC 2.95% 11/3/33 (Reg. S) (d)		6,730,000	5,922,400
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S)(d)	GBP	2,620,000	2,784,056
6.75% 12/2/44 (Reg. S)(d)		3,395,000	3,393,225
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (b)		730,000	699,340
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(d)		1,600,000	1,551,130
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)		2,195,000	2,170,165
Unum Group:
3.875% 11/5/25		7,835,000	7,581,459
4% 6/15/29		8,872,000	8,296,832
5.75% 8/15/42		9,271,000	8,999,515
USI, Inc. 7.5% 1/15/32 (b)		765,000	762,131
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (d)		2,500,000	2,052,875
			133,280,392
Mortgage Real Estate Investment Trusts - 0.0%
Rithm Capital Corp. 6.25% 10/15/25 (b)		645,000	636,667
Starwood Property Trust, Inc.:
3.75% 12/31/24(b)		950,000	930,987
4.375% 1/15/27(b)		20,000	18,750
			1,586,404
TOTAL FINANCIALS			2,596,304,093

HEALTH CARE - 1.8%
Biotechnology - 0.2%
Amgen, Inc.:
5.25% 3/2/30		8,379,000	8,441,269
5.25% 3/2/33		9,459,000	9,433,062
5.65% 3/2/53		4,467,000	4,465,142
5.75% 3/2/63		8,141,000	8,141,756
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		5,110,000	2,069,505
Grifols SA 4.75% 10/15/28 (b)		1,610,000	1,340,808
			33,891,542
Health Care Equipment & Supplies - 0.0%
AdaptHealth LLC 5.125% 3/1/30 (b)		2,775,000	2,320,594
Avantor Funding, Inc.:
3.875% 11/1/29(b)		1,585,000	1,420,637
4.625% 7/15/28(b)		1,040,000	981,639
Embecta Corp. 5% 2/15/30 (b)		800,000	637,600
Hologic, Inc. 3.25% 2/15/29 (b)		630,000	561,713
Medline Borrower LP 5.25% 10/1/29 (b)		40,000	36,999
Teleflex, Inc. 4.25% 6/1/28 (b)		700,000	653,512
Werfenlife SA 4.625% 6/6/28 (Reg. S)	EUR	1,400,000	1,530,929
			8,143,623
Health Care Providers & Services - 1.2%
180 Medical, Inc. 3.875% 10/15/29 (b)		145,000	129,775
AMN Healthcare 4% 4/15/29 (b)		625,000	548,438
Auna SA 10% 12/15/29 (b)		525,200	531,949
Cano Health, Inc. 6.25% (b)(c)		1,120,000	11,200
Centene Corp.:
2.45% 7/15/28		25,480,000	22,456,388
2.625% 8/1/31		7,320,000	5,989,736
3.375% 2/15/30		7,780,000	6,863,107
4.25% 12/15/27		8,475,000	8,061,817
4.625% 12/15/29		13,170,000	12,466,064
Cigna Group:
2.375% 3/15/31		20,000,000	16,696,492
3.05% 10/15/27		5,900,000	5,514,905
4.8% 8/15/38		6,950,000	6,445,732
Community Health Systems, Inc.:
4.75% 2/15/31(b)		4,155,000	3,161,789
5.25% 5/15/30(b)		5,635,000	4,495,762
5.625% 3/15/27(b)		4,190,000	3,833,539
6% 1/15/29(b)		1,410,000	1,212,600
6.125% 4/1/30(b)		2,094,000	1,309,965
6.875% 4/15/29(b)		4,276,000	2,728,491
8% 3/15/26(b)		150,000	148,509
8% 12/15/27(b)		2,520,000	2,410,002
10.875% 1/15/32(b)		60,000	61,098
CVS Health Corp.:
3% 8/15/26		1,290,000	1,224,856
3.625% 4/1/27		3,769,000	3,616,912
4.78% 3/25/38		10,528,000	9,566,901
5% 1/30/29		6,934,000	6,911,382
5.25% 1/30/31		2,843,000	2,839,692
DaVita, Inc.:
3.75% 2/15/31(b)		65,000	53,338
4.625% 6/1/30(b)		4,735,000	4,165,129
HCA Holdings, Inc.:
3.5% 9/1/30		20,318,000	18,154,020
3.625% 3/15/32		1,921,000	1,678,101
5.625% 9/1/28		10,497,000	10,578,031
5.875% 2/1/29		9,711,000	9,883,981
HealthEquity, Inc. 4.5% 10/1/29 (b)		1,975,000	1,815,248
Humana, Inc. 3.7% 3/23/29		5,638,000	5,272,776
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)		500,000	368,750
Modivcare, Inc. 5.875% 11/15/25 (b)		2,242,000	2,189,100
Molina Healthcare, Inc.:
3.875% 11/15/30(b)		1,135,000	995,652
3.875% 5/15/32(b)		685,000	589,199
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		2,425,000	2,179,529
Radiology Partners, Inc. 8.5% 1/31/29 pay-in-kind (b)(d)		2,683,000	2,579,034
Regionalcare Hospital Partners 9.75% 12/1/26 (b)		1,333,000	1,332,619
RegionalCare Hospital Partners Holdings, Inc.:
5.375% 1/15/29(b)		890,000	709,579
9.875% 8/15/30(b)		1,155,000	1,198,299
11% 10/15/30(b)		165,000	174,538
Sabra Health Care LP:
3.2% 12/1/31		24,037,000	19,488,932
3.9% 10/15/29		4,785,000	4,253,445
Tenet Healthcare Corp.:
4.25% 6/1/29		2,590,000	2,381,992
4.375% 1/15/30		2,270,000	2,079,080
4.625% 6/15/28		2,610,000	2,484,119
6.125% 10/1/28		1,415,000	1,399,081
6.125% 6/15/30		3,095,000	3,065,137
6.25% 2/1/27		979,000	976,676
6.75% 5/15/31(b)		440,000	443,850
Toledo Hospital 5.325% 11/15/28		3,971,000	3,707,921
			233,434,257
Health Care Technology - 0.0%
IQVIA, Inc.:
5% 10/15/26(b)		260,000	254,135
5% 5/15/27(b)		40,000	38,942
6.5% 5/15/30(b)		1,265,000	1,282,533
			1,575,610
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(b)		870,000	784,852
4% 3/15/31(b)		1,655,000	1,459,727
4.25% 5/1/28(b)		300,000	281,370
			2,525,949
Pharmaceuticals - 0.4%
1375209 BC Ltd. 9% 1/30/28 (b)		2,053,000	2,006,931
Bausch Health Companies, Inc.:
5.5% 11/1/25(b)		3,540,000	3,294,359
9% 12/15/25(b)		330,000	313,876
Bayer AG 4.625% 5/26/33 (Reg. S)	EUR	1,550,000	1,684,437
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		8,579,000	8,341,403
Bayer U.S. Finance LLC 6.375% 11/21/30 (b)		2,760,000	2,780,949
Catalent Pharma Solutions:
3.125% 2/15/29(b)		20,000	19,315
3.5% 4/1/30(b)		1,210,000	1,165,448
5% 7/15/27(b)		20,000	19,691
Elanco Animal Health, Inc. 6.65% 8/28/28 (d)		2,437,000	2,455,167
Jazz Securities DAC 4.375% 1/15/29 (b)		2,245,000	2,068,282
Mylan NV 4.55% 4/15/28		7,694,000	7,418,494
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(b)		3,315,000	3,032,762
5.125% 4/30/31(b)		2,010,000	1,722,811
Teva Pharmaceutical Finance Netherlands III BV:
3.15% 10/1/26		1,585,000	1,468,227
4.75% 5/9/27		385,000	366,231
5.125% 5/9/29		20,000	18,886
6.75% 3/1/28		20,000	20,236
7.125% 1/31/25		20,000	20,104
7.875% 9/15/29		1,360,000	1,446,733
8.125% 9/15/31		395,000	426,741
Utah Acquisition Sub, Inc. 3.95% 6/15/26		4,038,000	3,897,380
Viatris, Inc.:
2.7% 6/22/30		40,521,000	34,129,050
3.85% 6/22/40		4,583,000	3,368,175
			81,485,688
TOTAL HEALTH CARE			361,056,669

INDUSTRIALS - 1.5%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)		3,311,000	3,271,447
Bombardier, Inc.:
6% 2/15/28(b)		20,000	19,415
7.5% 2/1/29(b)		20,000	20,286
7.875% 4/15/27(b)		2,986,000	2,989,810
8.75% 11/15/30(b)		1,035,000	1,084,173
BWX Technologies, Inc.:
4.125% 6/30/28(b)		1,320,000	1,227,745
4.125% 4/15/29(b)		1,935,000	1,795,699
Embraer Netherlands Finance BV:
5.4% 2/1/27		735,000	731,913
6.95% 1/17/28(b)		515,000	531,629
7% 7/28/30(b)		580,000	606,622
Howmet Aerospace, Inc.:
5.9% 2/1/27		1,620,000	1,635,484
5.95% 2/1/37		255,000	258,928
6.875% 5/1/25		1,620,000	1,636,974
Moog, Inc. 4.25% 12/15/27 (b)		190,000	177,812
Spirit Aerosystems, Inc.:
9.375% 11/30/29(b)		20,000	21,627
9.75% 11/15/30(b)		935,000	1,001,719
The Boeing Co.:
5.15% 5/1/30		7,640,000	7,512,151
5.705% 5/1/40		7,640,000	7,442,175
5.805% 5/1/50		23,600,000	22,747,573
5.93% 5/1/60		7,640,000	7,314,445
TransDigm, Inc.:
4.625% 1/15/29		2,220,000	2,035,762
5.5% 11/15/27		7,769,000	7,497,085
6.375% 3/1/29(b)		2,665,000	2,677,046
6.625% 3/1/32(b)		1,015,000	1,021,342
6.75% 8/15/28(b)		1,670,000	1,686,700
6.875% 12/15/30(b)		770,000	779,171
7.125% 12/1/31(b)		765,000	784,752
7.5% 3/15/27		434,000	433,648
			78,943,133
Air Freight & Logistics - 0.0%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(d)		1,035,000	1,026,412
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/61 (b)		295,000	207,093
Rand Parent LLC 8.5% 2/15/30 (b)		6,225,000	6,045,515
			7,279,020
Building Products - 0.1%
Advanced Drain Systems, Inc.:
5% 9/30/27(b)		510,000	492,706
6.375% 6/15/30(b)		499,000	498,984
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)		330,000	345,675
Builders FirstSource, Inc.:
4.25% 2/1/32(b)		1,625,000	1,427,766
6.375% 6/15/32(b)		20,000	19,997
6.375% 3/1/34(b)		705,000	703,355
Camelot Return Merger Sub, Inc. 8.75% 8/1/28 (b)		20,000	20,525
Carrier Global Corp.:
4.5% 11/29/32	EUR	975,000	1,103,234
5.9% 3/15/34		1,942,000	2,014,551
6.2% 3/15/54		2,014,000	2,198,258
EMRLD Borrower LP / Emerald Co. 6.625% 12/15/30 (b)		3,718,000	3,731,013
Griffon Corp. 5.75% 3/1/28		20,000	19,350
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)		1,472,000	1,431,567
Standard Industries, Inc./New Jersey:
3.375% 1/15/31(b)		20,000	16,572
4.375% 7/15/30(b)		40,000	35,663
5% 2/15/27(b)		20,000	19,256
			14,078,472
Commercial Services & Supplies - 0.2%
ADT Corp. 4.125% 8/1/29 (b)		1,330,000	1,201,988
Allied Universal Holdco LLC 7.875% 2/15/31 (b)		1,555,000	1,544,239
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29(b)		1,275,000	1,055,674
6.625% 7/15/26(b)		17,000	16,949
9.75% 7/15/27(b)		3,320,000	3,308,453
APX Group, Inc.:
5.75% 7/15/29(b)		1,820,000	1,730,694
6.75% 2/15/27(b)		1,165,000	1,166,596
Artera Services LLC 8.5% 2/15/31 (b)		5,880,000	6,006,733
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)		4,228,000	4,496,168
Cimpress PLC 7% 6/15/26		580,000	577,483
Clean Harbors, Inc. 6.375% 2/1/31 (b)		585,000	581,566
CoreCivic, Inc.:
4.75% 10/15/27		2,528,000	2,382,871
8.25% 4/15/26		3,875,000	3,959,940
Covanta Holding Corp. 4.875% 12/1/29 (b)		2,485,000	2,171,628
Garda World Security Corp. 9.5% 11/1/27 (b)		20,000	20,076
GFL Environmental, Inc.:
3.75% 8/1/25(b)		1,260,000	1,223,331
4% 8/1/28(b)		20,000	18,337
4.25% 6/1/25(b)		20,000	19,647
4.75% 6/15/29(b)		20,000	18,727
5.125% 12/15/26(b)		1,240,000	1,212,910
6.75% 1/15/31(b)		250,000	255,715
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (b)		2,710,000	2,693,861
Madison IAQ LLC:
4.125% 6/30/28(b)		2,425,000	2,209,075
5.875% 6/30/29(b)		3,090,000	2,758,881
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		1,300,000	1,218,750
Prime Securities Services Borrower LLC/Prime Finance, Inc. 6.25% 1/15/28 (b)		20,000	19,734
Stericycle, Inc.:
3.875% 1/15/29(b)		1,980,000	1,781,838
5.375% 7/15/24(b)		2,455,000	2,453,773
The GEO Group, Inc.:
6% 4/15/26		555,000	533,228
9.5% 12/31/28(b)		1,400,000	1,396,370
10.5% 6/30/28		695,000	708,212
			48,743,447
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		355,000	347,742
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (b)		1,740,000	1,613,850
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38(b)		1,960,000	1,986,754
6.51% 2/23/42(b)		535,000	547,877
Pike Corp.:
5.5% 9/1/28(b)		3,260,000	3,092,324
8.625% 1/31/31(b)		1,405,000	1,483,754
Railworks Holdings LP 8.25% 11/15/28 (b)		2,960,000	2,940,042
SRS Distribution, Inc.:
4.625% 7/1/28(b)		985,000	918,690
6% 12/1/29(b)		870,000	809,974
			13,741,007
Electrical Equipment - 0.0%
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)		805,000	639,170
Regal Rexnord Corp.:
6.05% 2/15/26(b)		760,000	763,147
6.3% 2/15/30(b)		1,237,000	1,259,539
Sensata Technologies BV:
4% 4/15/29(b)		1,330,000	1,206,214
5% 10/1/25(b)		275,000	272,436
Wesco Distribution, Inc.:
7.125% 6/15/25(b)		20,000	20,120
7.25% 6/15/28(b)		20,000	20,439
			4,181,065
Ground Transportation - 0.1%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	2,765,000	2,852,051
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.375% 3/1/29(b)		20,000	18,208
5.75% 7/15/27(b)		150,000	142,927
JSC Georgian Railway 4% 6/17/28 (b)		325,000	294,801
Mobico Group PLC 4.875% 9/26/31 (Reg. S)	EUR	2,500,000	2,668,588
Uber Technologies, Inc.:
4.5% 8/15/29(b)		1,510,000	1,413,856
6.25% 1/15/28(b)		20,000	20,025
7.5% 9/15/27(b)		20,000	20,460
8% 11/1/26(b)		3,525,000	3,587,026
XPO, Inc.:
6.25% 6/1/28(b)		380,000	380,855
7.125% 6/1/31(b)		630,000	643,415
7.125% 2/1/32(b)		2,600,000	2,643,298
			14,685,510
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (b)		975,000	875,008
Turkiye Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (b)		645,000	646,613
			1,521,621
Machinery - 0.0%
Chart Industries, Inc.:
7.5% 1/1/30(b)		156,000	160,916
9.5% 1/1/31(b)		20,000	21,487
Hillenbrand, Inc. 5.75% 6/15/25		20,000	19,851
Mueller Water Products, Inc. 4% 6/15/29 (b)		1,905,000	1,732,397
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27 (b)		3,075,000	2,953,679
Vertical Holdco GmbH 7.625% 7/15/28 (b)		1,765,000	1,726,982
			6,615,312
Marine Transportation - 0.0%
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25(b)		495,000	483,991
3.75% 4/6/27(b)		1,320,000	1,255,676
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (b)		690,000	691,725
Seaspan Corp. 5.5% 8/1/29 (b)		3,125,000	2,664,156
			5,095,548
Passenger Airlines - 0.1%
Air Canada 3.875% 8/15/26 (b)		1,020,000	965,995
American Airlines Group, Inc. 3.75% 3/1/25 (b)		20,000	19,539
American Airlines, Inc.:
7.25% 2/15/28(b)		640,000	645,327
8.5% 5/15/29(b)		790,000	830,494
American Airlines, Inc. / AAdvantage Loyalty IP Ltd.:
5.5% 4/20/26(b)		2,665,500	2,641,066
5.75% 4/20/29(b)		60,000	58,677
Azul Secured Finance LLP:
11.5% 5/28/29(b)		902,633	751,289
11.93% 8/28/28(b)		540,000	547,425
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (b)		177,625	175,418
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (b)		1,360,000	1,283,500
Mileage Plus Holdings LLC 6.5% 6/20/27 (b)		434,000	434,106
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.:
8% 9/20/25(b)		1,450,000	1,048,727
8% 9/20/25(b)		20,000	14,465
United Airlines, Inc.:
4.375% 4/15/26(b)		40,000	38,499
4.625% 4/15/29(b)		40,000	36,896
			9,491,423
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (b)		1,210,000	1,128,450
CoreLogic, Inc. 4.5% 5/1/28 (b)		580,000	513,665
Korn Ferry 4.625% 12/15/27 (b)		595,000	562,295
Thomson Reuters Corp. 3.85% 9/29/24		1,266,000	1,247,706
TriNet Group, Inc.:
3.5% 3/1/29(b)		2,865,000	2,536,786
7.125% 8/15/31(b)		725,000	738,513
			6,727,415
Trading Companies & Distributors - 0.1%
Air Lease Corp. 3.375% 7/1/25		13,572,000	13,183,111
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		305,000	306,651
FLY Leasing Ltd. 7% 10/15/24 (b)		450,000	441,009
Fortress Transportation & Infrastructure Investors LLC:
6.5% 10/1/25(b)		20,000	20,010
7.875% 12/1/30(b)		1,565,000	1,640,906
Herc Holdings, Inc. 5.5% 7/15/27 (b)		20,000	19,574
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	2,035,000	2,427,498
			18,038,759
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25(b)		12,030,000	11,675,663
3.95% 7/1/24(b)		4,160,000	4,128,912
4.25% 4/15/26(b)		3,220,000	3,104,815
4.375% 5/1/26(b)		21,312,000	20,563,803
5.5% 1/15/26(b)		7,243,000	7,168,084
6.375% 5/4/28(b)		15,124,000	15,347,120
DP World Crescent Ltd. 3.7495% 1/30/30 (b)		1,415,000	1,306,356
DP World Ltd. 5.625% 9/25/48 (b)		785,000	735,202
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	2,460,000	2,749,650
6% 3/5/32 (Reg. S)	GBP	2,300,000	2,899,690
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	1,000,000	936,954
			70,616,249
TOTAL INDUSTRIALS			299,757,981

INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.0%
CommScope, Inc.:
4.75% 9/1/29(b)		1,006,000	689,110
6% 3/1/26(b)		1,775,000	1,597,500
HTA Group Ltd. 7% 12/18/25 (b)		5,798,000	5,745,122
Hughes Satellite Systems Corp.:
5.25% 8/1/26		20,000	17,087
6.625% 8/1/26		20,000	13,180
IHS Netherlands Holdco BV 8% 9/18/27 (b)		1,500,000	1,344,975
Nokia Corp. 4.375% 6/12/27		20,000	19,167
			9,426,141
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. 5% 12/15/29 (b)		2,355,000	2,196,038
Dell International LLC/EMC Corp. 6.2% 7/15/30		4,367,000	4,570,113
Imola Merger Corp. 4.75% 5/15/29 (b)		60,000	55,596
Sensata Technologies, Inc. 3.75% 2/15/31 (b)		660,000	564,399
TTM Technologies, Inc. 4% 3/1/29 (b)		3,930,000	3,498,083
			10,884,229
IT Services - 0.1%
Acuris Finance U.S. 5% 5/1/28 (b)		3,450,000	3,088,893
CA Magnum Holdings 5.375% 10/31/26 (b)		1,145,000	1,094,838
Gartner, Inc.:
3.625% 6/15/29(b)		685,000	613,757
4.5% 7/1/28(b)		1,855,000	1,755,914
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(b)		2,620,000	2,332,787
5.25% 12/1/27(b)		1,215,000	1,175,513
Rackspace Hosting, Inc. 3.5% 2/15/28 (b)		2,245,000	903,894
Sabre GLBL, Inc.:
9.25% 4/15/25(b)		3,000	2,805
11.25% 12/15/27(b)		20,000	18,800
Virtusa Corp. 7.125% 12/15/28 (b)		655,000	580,903
			11,568,104
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.:
1.95% 2/15/28(b)		3,204,000	2,844,562
2.45% 2/15/31(b)		70,257,000	58,693,580
2.6% 2/15/33(b)		27,706,000	22,269,159
3.187% 11/15/36(b)		7,432,000	5,826,375
3.5% 2/15/41(b)		22,019,000	16,838,205
Entegris, Inc.:
3.625% 5/1/29(b)		1,115,000	986,775
4.75% 4/15/29(b)		2,485,000	2,343,176
5.95% 6/15/30(b)		1,260,000	1,235,498
ON Semiconductor Corp. 3.875% 9/1/28 (b)		1,885,000	1,723,889
			112,761,219
Software - 0.3%
Black Knight InfoServ LLC 3.625% 9/1/28 (b)		3,145,000	2,956,300
Clarivate Science Holdings Corp.:
3.875% 7/1/28(b)		645,000	588,779
4.875% 7/1/29(b)		135,000	122,433
Cloud Software Group, Inc.:
6.5% 3/31/29(b)		230,000	214,189
9% 9/30/29(b)		6,196,000	5,782,781
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)		1,635,000	1,675,779
Elastic NV 4.125% 7/15/29 (b)		1,995,000	1,791,973
Fair Isaac Corp.:
4% 6/15/28(b)		1,975,000	1,834,607
5.25% 5/15/26(b)		520,000	514,485
Gen Digital, Inc.:
5% 4/15/25(b)		1,330,000	1,316,700
7.125% 9/30/30(b)		685,000	699,813
ION Trading Technologies Ltd. 5.75% 5/15/28 (b)		3,195,000	2,867,513
McAfee Corp. 7.375% 2/15/30 (b)		1,165,000	1,028,203
MicroStrategy, Inc. 6.125% 6/15/28 (b)		3,910,000	3,770,025
NCR Voyix Corp. 5.125% 4/15/29 (b)		20,000	18,544
Open Text Corp.:
3.875% 2/15/28(b)		20,000	18,378
3.875% 12/1/29(b)		1,055,000	932,475
Open Text Holdings, Inc.:
4.125% 2/15/30(b)		1,660,000	1,465,569
4.125% 12/1/31(b)		2,880,000	2,465,046
Oracle Corp.:
2.3% 3/25/28		19,340,000	17,331,668
2.875% 3/25/31		24,420,000	21,060,413
UKG, Inc. 6.875% 2/1/31 (b)		1,560,000	1,576,224
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)		1,000,000	916,939
			70,948,836
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd.:
3.421% 11/2/30(b)		930,000	809,881
5.875% 4/24/25 (Reg. S)		200,000	200,008
Seagate HDD Cayman:
5.75% 12/1/34		1,545,000	1,485,054
8.25% 12/15/29(b)		560,000	600,044
8.5% 7/15/31(b)		315,000	340,583
Western Digital Corp.:
2.85% 2/1/29		1,870,000	1,574,909
3.1% 2/1/32		780,000	610,507
			5,620,986
TOTAL INFORMATION TECHNOLOGY			221,209,515

MATERIALS - 0.8%
Chemicals - 0.4%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31 (b)		595,000	617,282
Braskem Idesa SAPI:
6.99% 2/20/32(b)		355,000	255,600
7.45% 11/15/29(b)		1,110,000	838,050
Braskem Netherlands BV:
5.875% 1/31/50(b)		560,000	406,000
7.25% 2/13/33(b)		1,040,000	947,128
8.5% 1/12/31(b)		810,000	798,012
Celanese U.S. Holdings LLC:
6.35% 11/15/28		8,341,000	8,578,340
6.55% 11/15/30		8,461,000	8,796,744
6.7% 11/15/33		4,943,000	5,192,550
Consolidated Energy Finance SA 12% 2/15/31 (b)		1,935,000	1,977,725
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% 6/15/28 (b)		1,280,000	1,210,342
Element Solutions, Inc. 3.875% 9/1/28 (b)		1,450,000	1,314,172
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)		1,090,000	1,027,554
INEOS Quattro Finance 2 PLC 9.625% 3/15/29 (b)		575,000	604,758
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(d)		1,915,050	1,607,436
LSB Industries, Inc. 6.25% 10/15/28 (b)		995,000	943,529
Meglobal BV:
2.625% 4/28/28(b)		595,000	530,294
4.25% 11/3/26(b)		325,000	312,468
MEGlobal Canada, Inc. 5% 5/18/25 (b)		825,000	815,306
Methanex Corp.:
5.125% 10/15/27		3,194,000	3,068,732
5.25% 12/15/29		440,000	418,362
5.65% 12/1/44		2,919,000	2,473,958
NOVA Chemicals Corp.:
4.25% 5/15/29(b)		1,210,000	1,000,842
5% 5/1/25(b)		1,402,000	1,369,145
5.25% 6/1/27(b)		1,344,000	1,244,830
8.5% 11/15/28(b)		565,000	596,559
9% 2/15/30(b)		560,000	561,791
Nufarm Australia Ltd. 5% 1/27/30 (b)		1,850,000	1,696,580
OCP SA:
3.75% 6/23/31(b)		515,000	437,428
5.625% 4/25/24(b)		925,000	924,704
6.875% 4/25/44(b)		570,000	534,375
Olin Corp. 5% 2/1/30		3,080,000	2,878,657
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(b)		3,110,000	2,785,005
6.25% 10/1/29(b)		2,040,000	1,809,493
9.75% 11/15/28(b)		2,560,000	2,720,120
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26(b)		890,000	811,013
2.875% 5/11/31(b)		725,000	586,670
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		1,440,000	1,343,131
5.5% 3/18/31		355,000	295,546
5.875% 3/27/24		565,000	564,153
6.5% 9/27/28		215,000	202,117
8.75% 5/3/29(b)		200,000	200,050
SCIH Salt Holdings, Inc.:
4.875% 5/1/28(b)		620,000	566,525
6.625% 5/1/29(b)		1,775,000	1,613,935
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)		1,100,000	1,065,801
The Chemours Co. LLC:
4.625% 11/15/29(b)		1,170,000	962,064
5.375% 5/15/27		3,746,000	3,421,933
5.75% 11/15/28(b)		1,745,000	1,530,447
The Scotts Miracle-Gro Co. 4.375% 2/1/32		385,000	321,943
TPC Group, Inc. 13% 12/16/27 (b)		1,495,000	1,523,778
Tronox, Inc. 4.625% 3/15/29 (b)		3,747,000	3,316,586
W.R. Grace Holding LLC:
5.625% 8/15/29(b)		3,270,000	2,867,547
7.375% 3/1/31(b)		465,000	471,482
			82,958,592
Construction Materials - 0.0%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		3,485,000	3,477,207
Smyrna Ready Mix LLC:
6% 11/1/28(b)		20,000	19,397
8.875% 11/15/31(b)		1,590,000	1,685,057
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)		1,000,000	1,035,000
VM Consolidated, Inc. 5.5% 4/15/29 (b)		329,000	310,067
			6,526,728
Containers & Packaging - 0.1%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(d)		2,615,000	1,117,913
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28(b)		356,000	308,527
4% 9/1/29(b)		885,000	718,763
6% 6/15/27(b)		1,780,000	1,747,784
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26(b)		1,096,000	1,011,104
5.25% 4/30/25(b)		270,000	266,998
5.25% 8/15/27(b)		392,000	284,248
5.25% 8/15/27(b)		2,128,000	1,542,910
Ball Corp.:
2.875% 8/15/30		680,000	575,696
6% 6/15/29		810,000	813,929
Berry Global, Inc. 4.875% 7/15/26 (b)		1,615,000	1,576,931
BWAY Holding Co. 7.875% 8/15/26 (b)		1,925,000	1,950,635
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(b)		640,000	636,302
8.75% 4/15/30(b)		1,970,000	1,875,152
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		20,000	19,567
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)		813,000	720,554
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)		610,000	542,796
OI European Group BV 4.75% 2/15/30 (b)		20,000	18,412
Owens-Brockway Glass Container, Inc.:
6.625% 5/13/27(b)		20,000	19,956
7.25% 5/15/31(b)		630,000	638,499
Pactiv Evergreen Group Issuer, Inc. 4.375% 10/15/28 (b)		20,000	18,536
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 4% 10/15/27 (b)		20,000	18,630
Sealed Air Corp.:
4% 12/1/27(b)		20,000	18,603
5% 4/15/29(b)		1,315,000	1,245,684
Sealed Air Corp./Sealed Air Corp. U.S.:
6.125% 2/1/28(b)		740,000	737,735
7.25% 2/15/31(b)		1,245,000	1,285,318
Trivium Packaging Finance BV:
5.5% 8/15/26(b)		2,198,000	2,143,370
8.5% 8/15/27(b)		560,000	545,914
			22,400,466
Metals & Mining - 0.3%
Antofagasta PLC:
2.375% 10/14/30(b)		1,255,000	1,034,810
5.625% 5/13/32(b)		360,000	358,425
Arsenal AIC Parent LLC 8% 10/1/30 (b)		898,000	940,655
ATI, Inc.:
5.875% 12/1/27		445,000	435,042
7.25% 8/15/30		1,375,000	1,413,321
Celtic Resources Holdings DAC 4.125% (b)(c)(h)		650,000	93,184
Commercial Metals Co.:
3.875% 2/15/31		775,000	676,605
4.125% 1/15/30		1,175,000	1,074,871
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (b)		425,000	407,180
Constellium NV 5.875% 2/15/26 (b)		750,000	743,871
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29(b)		155,000	135,881
3.15% 1/14/30(b)		405,000	353,597
3.7% 1/30/50(b)		1,790,000	1,205,404
5.125% 2/2/33(b)		500,000	469,445
5.95% 1/8/34(b)		375,000	370,664
6.3% 9/8/53(b)		545,000	528,999
6.44% 1/26/36(b)		585,000	595,786
CSN Islands XI Corp. 6.75% 1/28/28 (b)		985,000	953,027
CSN Resources SA:
5.875% 4/8/32(b)		660,000	564,300
8.875% 12/5/30(b)		305,000	312,473
Eldorado Gold Corp. 6.25% 9/1/29 (b)		2,805,000	2,628,254
Endeavour Mining PLC 5% 10/14/26 (b)		1,060,000	985,800
ERO Copper Corp. 6.5% 2/15/30 (b)		4,451,000	4,175,038
First Quantum Minerals Ltd.:
6.875% 10/15/27(b)		2,415,000	2,300,650
7.5% 4/1/25(b)		592,000	585,784
8.625% 6/1/31(b)		480,000	458,779
9.375% 3/1/29(b)		3,780,000	3,917,263
FMG Resources Pty Ltd.:
4.375% 4/1/31(b)		680,000	609,382
6.125% 4/15/32(b)		20,000	19,763
Fresnillo PLC 4.25% 10/2/50 (b)		700,000	516,250
Gcm Mining Corp. 6.875% 8/9/26 (b)		1,185,000	1,046,000
HudBay Minerals, Inc. 4.5% 4/1/26 (b)		640,000	616,731
Kaiser Aluminum Corp.:
4.5% 6/1/31(b)		100,000	85,446
4.625% 3/1/28(b)		739,000	681,384
Metinvest BV 8.5% 4/23/26 (Reg. S)		235,000	190,350
Mineral Resources Ltd.:
8% 11/1/27(b)		1,920,000	1,955,539
8.5% 5/1/30(b)		2,510,000	2,577,807
9.25% 10/1/28(b)		855,000	896,681
Nexa Resources SA 6.5% 1/18/28 (b)		965,000	962,829
Novelis Corp.:
3.25% 11/15/26(b)		385,000	357,030
3.875% 8/15/31(b)		645,000	545,836
4.75% 1/30/30(b)		20,000	18,264
PMHC II, Inc. 9% 2/15/30 (b)		2,580,000	2,373,600
POSCO:
5.75% 1/17/28(b)		715,000	722,861
5.875% 1/17/33(b)		305,000	313,995
PT Freeport Indonesia:
4.763% 4/14/27(b)		315,000	306,756
5.315% 4/14/32(b)		1,120,000	1,078,896
6.2% 4/14/52(b)		365,000	350,940
PT Indonesia Asahan Aluminium 5.45% 5/15/30 (b)		1,660,000	1,624,742
Samarco Mineracao SA 9.0494% 6/30/31 pay-in-kind (b)(d)		1,350,000	1,242,000
Stillwater Mining Co. 4% 11/16/26 (b)		670,000	588,870
TMK Capital SA 4.3% (Reg. S) (c)(h)		600,000	360,000
Volcan Compania Minera SAA 4.375% 2/11/26 (b)		650,000	407,063
			48,168,123
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 OY 4.875% 2/4/28 (b)		2,440,000	2,220,400
Inversiones CMPC SA:
3% 4/6/31(b)		460,000	386,455
6.125% 2/26/34(b)		400,000	403,000
LABL, Inc.:
5.875% 11/1/28(b)		390,000	349,332
6.75% 7/15/26(b)		565,000	547,964
9.5% 11/1/28(b)		260,000	260,062
10.5% 7/15/27(b)		764,000	741,719
Mercer International, Inc. 5.125% 2/1/29		875,000	753,830
Suzano Austria GmbH 3.75% 1/15/31		460,000	402,040
			6,064,802
TOTAL MATERIALS			166,118,711

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		8,767,000	8,535,862
American Homes 4 Rent LP:
2.375% 7/15/31		1,451,000	1,168,106
3.625% 4/15/32		6,608,000	5,765,735
American Tower Corp.:
4.05% 3/15/32		714,000	649,453
5.55% 7/15/33		820,000	819,403
Boston Properties, Inc.:
3.25% 1/30/31		8,522,000	7,180,581
4.5% 12/1/28		7,625,000	7,203,958
6.75% 12/1/27		11,623,000	12,002,124
Brookfield Property REIT, Inc./BPR Nimbus LLC/BPR Cumulus LLC/GGSI Sellco LLC 4.5% 4/1/27 (b)		20,000	17,582
Corporate Office Properties LP:
2.25% 3/15/26		3,379,000	3,159,984
2.75% 4/15/31		6,606,000	5,332,009
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)		3,680,000	3,328,150
Diversified Healthcare Trust 9.75% 6/15/25		193,000	192,135
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (b)		625,000	528,121
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25		643,000	637,176
Healthcare Realty Holdings LP:
3.1% 2/15/30		2,678,000	2,304,988
3.5% 8/1/26		2,790,000	2,653,714
Healthpeak OP, LLC:
3.25% 7/15/26		1,156,000	1,104,332
3.5% 7/15/29		1,322,000	1,207,279
Hudson Pacific Properties LP 4.65% 4/1/29		15,534,000	12,937,448
Invitation Homes Operating Partnership LP:
4.15% 4/15/32		9,940,000	8,966,729
5.5% 8/15/33		1,240,000	1,224,796
Iron Mountain, Inc.:
4.875% 9/15/27(b)		20,000	19,182
4.875% 9/15/29(b)		20,000	18,599
5% 7/15/28(b)		20,000	18,935
5.25% 7/15/30(b)		40,000	37,431
5.625% 7/15/32(b)		20,000	18,588
Kite Realty Group Trust 4.75% 9/15/30		764,000	720,811
LXP Industrial Trust (REIT):
2.7% 9/15/30		3,649,000	3,008,598
4.4% 6/15/24		1,672,000	1,659,995
MPT Operating Partnership LP/MPT Finance Corp.:
2.5% 3/24/26	GBP	1,665,000	1,731,300
3.5% 3/15/31		3,155,000	2,112,898
4.625% 8/1/29		2,140,000	1,594,043
5% 10/15/27		10,378,000	8,489,855
5.25% 8/1/26		1,460,000	1,300,014
Necessity Retail REIT, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (b)		795,000	669,382
NNN (REIT), Inc. 5.6% 10/15/33		1,255,000	1,251,555
Office Properties Income Trust 4.5% 2/1/25		20,000	16,200
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		22,843,000	18,182,530
3.375% 2/1/31		6,787,000	5,714,147
3.625% 10/1/29		11,904,000	10,454,665
4.5% 1/15/25		3,878,000	3,837,513
4.5% 4/1/27		18,502,000	17,792,260
4.75% 1/15/28		10,700,000	10,264,843
4.95% 4/1/24		9,727,000	9,714,827
5.25% 1/15/26		10,610,000	10,515,224
Park Intermediate Holdings LLC:
4.875% 5/15/29(b)		20,000	18,375
7.5% 6/1/25(b)		580,000	581,862
Piedmont Operating Partnership LP 2.75% 4/1/32		2,906,000	2,056,324
Realty Income Corp.:
2.2% 6/15/28		1,564,000	1,388,208
2.85% 12/15/32		1,925,000	1,586,207
3.25% 1/15/31		2,129,000	1,885,897
3.4% 1/15/28		3,355,000	3,145,961
Retail Opportunity Investments Partnership LP 4% 12/15/24		1,225,000	1,205,073
RHP Hotel Properties LP/RHP Finance Corp.:
4.5% 2/15/29(b)		20,000	18,591
4.75% 10/15/27		20,000	19,100
Safehold Operating Partnership LP:
2.8% 6/15/31		2,788,000	2,265,358
2.85% 1/15/32		413,000	332,121
6.1% 4/1/34		925,000	920,401
SBA Communications Corp.:
3.125% 2/1/29		133,000	117,704
3.875% 2/15/27		20,000	18,872
Simon Property Group LP 2.45% 9/13/29		3,576,000	3,118,632
SITE Centers Corp.:
3.625% 2/1/25		3,106,000	3,055,682
4.25% 2/1/26		10,537,000	10,283,388
Store Capital LLC:
2.75% 11/18/30		3,880,000	3,060,105
4.625% 3/15/29		3,549,000	3,311,453
Sun Communities Operating LP:
2.3% 11/1/28		3,294,000	2,858,786
2.7% 7/15/31		8,306,000	6,774,247
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)		2,900,000	2,117,145
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75% 4/15/28(b)		4,300,000	3,736,771
6.5% 2/15/29(b)		5,665,000	4,361,647
10.5% 2/15/28(b)		4,985,000	5,159,962
Ventas Realty LP:
3% 1/15/30		15,631,000	13,644,734
3.5% 2/1/25		2,163,000	2,119,352
3.75% 5/1/24		9,073,000	9,039,317
4% 3/1/28		3,986,000	3,793,136
4.125% 1/15/26		2,017,000	1,962,789
4.75% 11/15/30		21,238,000	20,294,023
VICI Properties LP:
4.375% 5/15/25		1,727,000	1,696,118
4.75% 2/15/28		13,710,000	13,276,874
4.95% 2/15/30		20,675,000	19,682,949
5.125% 5/15/32		4,986,000	4,678,679
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25(b)		72,000	70,183
4.125% 8/15/30(b)		1,285,000	1,152,614
4.25% 12/1/26(b)		104,000	99,489
4.625% 12/1/29(b)		255,000	237,431
Vornado Realty LP 2.15% 6/1/26		3,551,000	3,186,605
WP Carey, Inc. 3.85% 7/15/29		2,566,000	2,372,199
			356,767,424
Real Estate Management & Development - 0.4%
ACCENTRO Real Estate AG 5.625% 2/13/26 (Reg. S)	EUR	2,371,500	1,132,898
AGPS BondCo PLC:
4.625% 1/14/26 (Reg. S)(d)	EUR	10,200,000	4,354,543
5% 4/27/27 (Reg. S)(d)	EUR	900,000	381,793
Anywhere Real Estate Group LLC 7% 4/15/30 (b)		1,035,000	937,917
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	5,365,000	4,958,360
1.75% 3/12/29 (Reg. S)	EUR	2,480,000	2,301,753
2.625% 10/20/28 (Reg. S)	GBP	950,000	1,021,469
Brandywine Operating Partnership LP:
3.95% 11/15/27		8,220,000	7,224,102
4.1% 10/1/24		7,423,000	7,339,060
4.55% 10/1/29		8,895,000	7,420,606
7.8% 3/15/28		15,931,000	15,780,857
CBRE Group, Inc. 2.5% 4/1/31		10,439,000	8,592,415
Cushman & Wakefield U.S. Borrower LLC 6.75% 5/15/28 (b)		175,000	172,387
Essex Portfolio LP 3.875% 5/1/24		3,195,000	3,182,083
Greystar Real Estate Partners 7.75% 9/1/30 (b)		620,000	643,215
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	2,405,000	2,222,422
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	2,400,000	1,335,869
Howard Hughes Corp.:
4.125% 2/1/29(b)		2,160,000	1,917,410
4.375% 2/1/31(b)		860,000	732,628
Kennedy-Wilson, Inc.:
4.75% 3/1/29		580,000	469,800
4.75% 2/1/30		2,460,000	1,946,475
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)		37,000	27,473
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)		29,000	20,313
Samhallsbyggnadsbolaget I Norden AB:
2.25% 8/12/27 (Reg. S)	EUR	950,000	689,213
3% 1/14/25 (Reg. S)	EUR	1,271,000	1,277,329
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	1,300,000	1,289,135
Tanger Properties LP:
2.75% 9/1/31		8,621,000	6,955,685
3.125% 9/1/26		4,970,000	4,638,746
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30(b)		615,000	580,469
5.875% 6/15/27(b)		520,000	517,094
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	840,000	828,279
			90,891,798
TOTAL REAL ESTATE			447,659,222

UTILITIES - 1.5%
Electric Utilities - 0.6%
Alabama Power Co. 3.05% 3/15/32		13,712,000	11,872,212
Chile Electricity LUX MPC SARL 6.01% 1/20/33 (b)		330,000	335,947
Clearway Energy Operating LLC:
3.75% 2/15/31(b)		2,240,000	1,888,914
3.75% 1/15/32(b)		315,000	263,485
4.75% 3/15/28(b)		580,000	542,209
Cleco Corporate Holdings LLC 3.375% 9/15/29		6,938,000	5,986,323
Comision Federal de Electricidad:
3.348% 2/9/31(b)		175,000	145,797
4.688% 5/15/29(b)		785,000	738,881
DPL, Inc.:
4.125% 7/1/25		1,585,000	1,537,068
4.35% 4/15/29		210,000	190,292
Duke Energy Corp.:
2.45% 6/1/30		6,067,000	5,187,847
3.85% 6/15/34	EUR	2,650,000	2,773,070
Duquesne Light Holdings, Inc.:
2.532% 10/1/30(b)		2,680,000	2,212,725
2.775% 1/7/32(b)		8,750,000	7,094,416
Electricite de France SA:
4.75% 10/12/34 (Reg. S)	EUR	2,300,000	2,640,584
5.5% 1/25/35 (Reg. S)	GBP	2,700,000	3,321,081
Emera, Inc. 6.75% 6/15/76 (d)		20,000	19,598
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (d)	EUR	1,900,000	1,763,460
Enel SpA 3.375% (Reg. S) (d)(i)	EUR	1,245,000	1,296,011
Entergy Corp. 2.8% 6/15/30		6,226,000	5,384,111
Eskom Holdings SOC Ltd.:
6.35% 8/10/28(b)		1,080,000	1,033,150
7.125% 2/11/25(b)		1,475,000	1,467,684
8.45% 8/10/28(b)		410,000	407,335
Exelon Corp.:
3.35% 3/15/32		8,005,000	6,978,572
4.05% 4/15/30		3,689,000	3,459,798
4.1% 3/15/52		2,730,000	2,116,797
FirstEnergy Corp.:
3.4% 3/1/50		2,560,000	1,710,414
7.375% 11/15/31		500,000	580,350
IPALCO Enterprises, Inc. 3.7% 9/1/24		3,797,000	3,751,680
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (b)		1,085,000	902,273
Lamar Funding Ltd. 3.958% 5/7/25 (b)		1,085,000	1,053,611
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)		1,198,977	1,138,653
Monongahela Power Co. 4.1% 4/15/24 (b)		1,445,000	1,441,271
NextEra Energy Partners LP:
3.875% 10/15/26(b)		20,000	18,675
4.5% 9/15/27(b)		740,000	690,377
7.25% 1/15/29(b)		395,000	401,514
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (d)	EUR	3,645,000	3,594,808
NRG Energy, Inc.:
3.375% 2/15/29(b)		1,480,000	1,291,792
3.625% 2/15/31(b)		930,000	781,974
3.875% 2/15/32(b)		4,000	3,341
5.25% 6/15/29(b)		1,200,000	1,137,217
5.75% 1/15/28		20,000	19,700
6.625% 1/15/27		750,000	749,882
PG&E Corp.:
5% 7/1/28		3,835,000	3,657,746
5.25% 7/1/30		3,335,000	3,135,094
Southern Co. 1.875% 9/15/81 (d)	EUR	4,205,000	3,932,130
Vistra Operations Co. LLC:
4.375% 5/1/29(b)		20,000	18,243
5% 7/31/27(b)		2,075,000	1,988,919
5.5% 9/1/26(b)		1,630,000	1,605,022
5.625% 2/15/27(b)		1,770,000	1,724,775
7.75% 10/15/31(b)		1,225,000	1,267,136
			107,253,964
Gas Utilities - 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.5% 5/20/25		20,000	19,630
5.875% 8/20/26		20,000	19,383
ENN Energy Holdings Ltd. 4.625% 5/17/27 (b)		890,000	870,020
Ferrellgas LP/Ferrellgas Finance Corp.:
5.375% 4/1/26(b)		500,000	495,015
5.875% 4/1/29(b)		20,000	18,985
Nakilat, Inc. 6.067% 12/31/33 (b)		597,039	614,951
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27		725,000	714,125
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)		860,000	778,300
			3,530,409
Independent Power and Renewable Electricity Producers - 0.4%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		3,638,000	3,324,395
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (b)		345,000	330,724
Buffalo Energy Mexico Holdings 7.875% 2/15/39 (b)		605,000	639,884
Calpine Corp.:
4.5% 2/15/28(b)		20,000	18,839
5% 2/1/31(b)		40,000	35,750
5.125% 3/15/28(b)		20,000	19,013
5.25% 6/1/26(b)		20,000	19,704
Emera U.S. Finance LP 3.55% 6/15/26		2,935,000	2,814,671
Energo-Pro A/S 8.5% 2/4/27 (b)		940,000	944,230
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)		1,925,000	1,540,000
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)		705,000	671,513
PT Pertamina Geothermal Energy 5.15% 4/27/28 (b)		365,000	363,317
Sunnova Energy Corp.:
5.875% 9/1/26(b)		2,035,000	1,654,150
11.75% 10/1/28(b)		410,000	344,954
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		906,500	890,183
The AES Corp.:
3.3% 7/15/25(b)		36,313,000	35,013,420
3.95% 7/15/30(b)		37,328,000	33,913,896
			82,538,643
Multi-Utilities - 0.5%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49(b)		795,000	636,994
4.696% 4/24/33(b)		620,000	605,318
4.875% 4/23/30(b)		305,000	304,809
Berkshire Hathaway Energy Co. 4.05% 4/15/25		26,164,000	25,791,157
E.ON SE 3.375% 1/15/31 (Reg. S)	EUR	1,300,000	1,389,438
Engie SA:
3.875% 3/6/36 (Reg. S)	EUR	1,500,000	1,617,909
4.25% 9/6/34 (Reg. S)	EUR	1,200,000	1,328,681
NiSource, Inc.:
2.95% 9/1/29		17,668,000	15,877,350
5.25% 2/15/43		4,623,000	4,371,532
5.8% 2/1/42		2,300,000	2,172,917
5.95% 6/15/41		3,281,000	3,318,000
Puget Energy, Inc.:
4.1% 6/15/30		12,516,000	11,330,997
4.224% 3/15/32		23,786,000	21,279,577
Sempra 6% 10/15/39		5,447,000	5,507,725
WEC Energy Group, Inc. CME Term SOFR 3 Month Index + 2.110% 7.6811% 5/15/67 (d)(e)		1,401,000	1,334,419
			96,866,823
Water Utilities - 0.0%
Aegea Finance SARL 9% 1/20/31 (b)		335,000	354,598
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	830,000	845,539
Severn Trent Utilities Finance PLC 4.625% 11/30/34 (Reg. S)	GBP	700,000	831,362
Southern Water Services Finance Ltd. 1.625% 3/30/27 (Reg. S)	GBP	1,013,000	1,118,746
SW Finance I PLC 7.375% 12/12/41 (Reg. S)	GBP	799,000	1,046,652
			4,196,897
TOTAL UTILITIES			294,386,736

TOTAL NONCONVERTIBLE BONDS			6,295,622,889
TOTAL CORPORATE BONDS (Cost $6,692,549,568)			6,319,596,169

U.S. Treasury Obligations - 29.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	86,364,000	53,292,660
1.125% 8/15/40	3,500,000	2,138,555
1.75% 8/15/41	111,477,000	74,241,069
1.875% 11/15/51	339,566,000	202,307,056
2% 11/15/41	218,350,000	151,173,258
2% 8/15/51	369,158,000	227,334,994
2.25% 8/15/46	450,000	305,648
2.25% 2/15/52	329,570,000	215,585,124
2.875% 5/15/52	113,713,000	85,622,335
3% 2/15/47	245,214,000	191,563,859
3% 8/15/52	85,740,000	66,284,389
3.25% 5/15/42 (j)(k)	122,702,000	103,184,713
3.625% 2/15/53	58,851,000	51,453,246
3.625% 5/15/53	85,000,000	74,368,360
4.125% 8/15/53	290,378,000	277,991,563
4.375% 8/15/43	335,000	327,986
6.25% 5/15/30	13,500,000	14,936,484
U.S. Treasury Notes:
0.75% 3/31/26	2,010,000	1,858,465
1.125% 8/31/28	295,338,000	257,336,304
1.5% 11/30/28	75,000,000	66,120,117
1.75% 1/31/29	146,464,000	130,204,208
2.625% 7/31/29 (l)	213,250,000	196,398,251
2.75% 8/15/32	683,541,000	610,247,146
2.875% 5/15/32 (l)	165,526,000	149,607,053
3.125% 8/31/29	225,160,000	212,494,750
3.375% 5/15/33	599,000,000	558,801,481
3.5% 1/31/30	90,100,000	86,443,207
3.5% 2/15/33	5,500,000	5,188,262
3.625% 5/31/28	2,000,000	1,946,953
3.625% 3/31/30	1,575,000	1,519,875
3.75% 12/31/28	3,460,000	3,381,339
3.75% 5/31/30	252,000	244,666
3.75% 12/31/30	2,000,000	1,938,125
3.875% 1/15/26	16,900,000	16,658,383
3.875% 11/30/29	125,000,000	122,436,524
3.875% 12/31/29	187,000,000	183,121,210
3.875% 8/15/33	52,214,000	50,655,738
4% 2/15/26	230,000	227,260
4% 1/15/27	5,200,000	5,139,063
4% 2/15/27	7,080,000	7,021,922
4% 6/30/28 (l)	75,000,000	74,094,727
4% 1/31/29 (m)	100,000,000	98,843,750
4% 10/31/29	75,000,000	73,930,664
4% 2/28/30	882,000	868,736
4% 2/15/34 (m)	30,000,000	29,414,063
4.125% 7/31/28	50,000,000	49,650,391
4.125% 11/15/32	200,000,000	197,882,812
4.25% 2/28/29	4,507,000	4,507,704
4.375% 10/31/24	15,300,000	15,213,938
4.375% 12/15/26	22,290,000	22,244,723
4.375% 11/30/28	6,300,000	6,326,578
4.5% 11/15/33	6,240,000	6,357,975
4.625% 2/28/25	16,200,000	16,132,289
4.625% 3/15/26	7,570,000	7,570,296
4.625% 11/15/26	27,430,000	27,532,863
4.625% 9/30/28	546,000	553,401
4.625% 9/30/30	735,000	749,298
4.875% 10/31/28	434,052,000	444,665,926
4.875% 10/31/30 (m)	303,000,000	313,226,250
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,759,267,159)		5,850,867,985

U.S. Government Agency - Mortgage Securities - 26.3%
	Principal Amount (a)	Value ($)
Fannie Mae - 7.7%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.440% 3.945% 4/1/37 (d)(e)	6,092	6,171
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 6.085% 1/1/35 (d)(e)	1,935	1,960
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 5.73% 7/1/34 (d)(e)	837	851
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.755% 1/1/35 (d)(e)	9,520	9,604
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.461% 12/1/34 (d)(e)	1,806	1,821
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.785% 3/1/35 (d)(e)	1,463	1,476
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (d)(e)	4,729	4,830
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.308% 10/1/33 (d)(e)	953	963
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 4.065% 3/1/37 (d)(e)	6,845	6,947
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.359% 7/1/35 (d)(e)	1,164	1,178
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.620% 5.608% 3/1/33 (d)(e)	5,446	5,522
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.630% 5.815% 9/1/36 (d)(e)	3,396	3,459
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.422% 11/1/36 (d)(e)	3,068	3,127
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.864% 5/1/35 (d)(e)	11,265	11,470
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.895% 6/1/47 (d)(e)	9,750	9,998
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 5.144% 6/1/42 (d)(e)	10,557	10,860
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 5.842% 3/1/40 (d)(e)	11,843	12,088
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.740% 5.519% 5/1/36 (d)(e)	8,995	9,224
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 5.649% 7/1/35 (d)(e)	3,428	3,489
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 8/1/41 (d)(e)	19,347	19,808
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.780% 6.163% 2/1/36 (d)(e)	5,539	5,635
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.05% 7/1/41 (d)(e)	4,538	4,656
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.051% 12/1/40 (d)(e)	419,150	429,040
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.055% 1/1/42 (d)(e)	42,814	43,679
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 4.519% 2/1/42 (d)(e)	20,799	21,238
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.05% 7/1/41 (d)(e)	8,002	8,221
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.06% 12/1/39 (d)(e)	3,998	4,082
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.068% 9/1/41 (d)(e)	4,089	4,191
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 6.195% 12/1/35 (d)(e)	8,098	8,262
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 6.08% 10/1/41 (d)(e)	3,419	3,420
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 5.771% 7/1/37 (d)(e)	9,333	9,601
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 5.418% 9/1/35 (d)(e)	1,682	1,716
U.S. TREASURY 1 YEAR INDEX + 1.940% 5.87% 10/1/33 (d)(e)	17,917	18,056
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (d)(e)	3,618	3,677
U.S. TREASURY 1 YEAR INDEX + 2.270% 6.395% 6/1/36 (d)(e)	8,883	8,989
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.404% 10/1/33 (d)(e)	6,269	6,339
U.S. TREASURY 1 YEAR INDEX + 2.460% 5.988% 7/1/34 (d)(e)	10,537	10,697
1.5% 11/1/35 to 9/1/51	94,581,049	74,978,799
2% 2/1/28 to 10/1/52 (n)	379,556,970	316,035,803
2.5% 1/1/28 to 7/1/53	474,560,701	406,718,319
3% 2/1/31 to 6/1/52 (l)(n)	233,114,973	205,809,825
3.5% 6/1/34 to 8/1/52	99,132,116	90,172,302
3.5% 12/1/46	9,283,020	8,535,152
4% 3/1/36 to 10/1/52	121,603,754	113,208,749
4.5% to 4.5% 6/1/33 to 12/1/52	89,707,870	85,931,040
5% 9/1/25 to 11/1/53	95,726,310	93,720,658
5.29% 8/1/41 (d)	282,718	279,911
5.5% 9/1/52 to 8/1/53 (k)	72,102,112	71,822,371
6% to 6% 9/1/29 to 9/1/53	28,622,390	28,980,354
6% 11/1/53	9,803,281	9,873,512
6.5% 1/1/26 to 1/1/54	46,512,976	47,786,037
6.705% 2/1/39 (d)	122,667	124,473
7% to 7% 3/1/24 to 7/1/37	78,648	81,193
7.5% to 7.5% 7/1/25 to 11/1/31	35,552	36,388
8% 3/1/37	3,484	3,674
TOTAL FANNIE MAE		1,554,814,905
Freddie Mac - 4.8%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.120% 5.029% 8/1/37 (d)(e)	9,278	9,246
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.320% 5.575% 1/1/36 (d)(e)	4,533	4,545
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 5.625% 3/1/36 (d)(e)	18,362	18,489
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.824% 3/1/36 (d)(e)	14,070	14,203
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 12/1/40 (d)(e)	159,373	161,746
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 7/1/41 (d)(e)	31,997	32,649
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 9/1/41 (d)(e)	58,609	59,673
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 5.239% 4/1/36 (d)(e)	9,636	9,885
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.255% 4/1/41 (d)(e)	1,613	1,654
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.489% 10/1/36 (d)(e)	23,301	23,637
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 9/1/41 (d)(e)	5,470	5,589
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.900% 6.008% 10/1/42 (d)(e)	41,530	42,256
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.213% 5/1/41 (d)(e)	11,561	11,885
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.568% 5/1/41 (d)(e)	13,280	13,640
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.699% 6/1/41 (d)(e)	11,199	11,505
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.16% 6/1/41 (d)(e)	4,040	4,141
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.990% 6% 10/1/35 (d)(e)	11,324	11,467
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 4.936% 4/1/38 (d)(e)	7,972	8,194
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 7.885% 6/1/37 (d)(e)	5,455	5,561
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (d)(e)	164	166
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 6.256% 7/1/36 (d)(e)	9,589	9,822
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.200% 6.45% 12/1/36 (d)(e)	11,461	11,732
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.680% 8.249% 10/1/35 (d)(e)	3,400	3,493
U.S. TREASURY 1 YEAR INDEX + 2.030% 5.183% 6/1/33 (d)(e)	15,478	15,585
U.S. TREASURY 1 YEAR INDEX + 2.260% 5.231% 6/1/33 (d)(e)	29,410	29,734
U.S. TREASURY 1 YEAR INDEX + 2.430% 6.385% 3/1/35 (d)(e)	53,998	54,593
1.5% 7/1/35 to 6/1/51	105,579,473	82,297,042
2% 6/1/35 to 4/1/52	275,622,428	229,634,717
2.5% 1/1/28 to 4/1/52	249,515,138	213,183,965
3% 12/1/30 to 3/1/53	101,475,341	88,199,659
3.5% 1/1/32 to 4/1/52	81,703,414	75,049,435
3.5% 7/1/42	2,439,779	2,247,067
3.5% 7/1/42	1,081,495	996,880
3.5% 9/1/42	3,168,436	2,916,145
3.5% 11/1/42	959,970	882,673
4% 5/1/37 to 10/1/52	55,254,708	52,171,357
4% 4/1/48	21,336	20,018
4.5% 6/1/25 to 6/1/52	11,992,728	11,622,256
5% 8/1/33 to 8/1/53	46,166,413	45,315,369
5.5% 10/1/52 to 3/1/54 (n)	74,559,533	74,428,852
5.5% 1/1/54	3,466,366	3,432,286
5.5% 2/1/54	1,391,024	1,377,348
5.5% 3/1/54	4,802,089	4,754,877
6% 1/1/29 to 11/1/53	27,978,666	28,397,317
6.5% 5/1/26 to 1/1/54 (n)	35,139,586	36,184,897
7% 3/1/26 to 9/1/36	90,759	93,939
7.5% 1/1/27 to 11/1/31	602	627
8% 7/1/24 to 4/1/32	2,285	2,357
8.5% 1/1/25 to 1/1/28	1,288	1,319
TOTAL FREDDIE MAC		953,785,492
Ginnie Mae - 7.1%
3.5% 9/20/40 to 7/20/46	24,662,350	22,762,474
4% 5/20/33 to 10/20/52	37,151,181	34,962,814
4.5% 6/20/33 to 4/20/53	9,751,712	9,418,686
5% 12/15/32 to 4/20/48	5,327,003	5,319,664
5.5% 7/15/33 to 9/15/39	166,005	168,888
6% to 6% 10/15/30 to 11/15/39	60,913	62,434
7% to 7% 8/15/25 to 11/15/32	106,765	109,865
7.5% to 7.5% 6/15/24 to 9/15/31	17,445	17,756
8% 4/15/24 to 11/15/29	2,732	2,788
8.5% 11/15/27 to 1/15/31	1,784	1,873
2% 11/20/50 to 5/20/52	127,960,884	104,190,670
2% 3/1/54 (o)	23,900,000	19,449,963
2% 3/1/54 (o)	17,100,000	13,916,083
2% 3/1/54 (o)	23,300,000	18,961,680
2% 3/1/54 (o)	13,400,000	10,905,000
2% 3/1/54 (o)	20,500,000	16,683,023
2% 3/1/54 (o)	17,800,000	14,485,747
2% 3/1/54 (o)	49,400,000	40,202,016
2% 3/1/54 (o)	33,550,000	27,303,191
2% 3/1/54 (o)	25,250,000	20,548,602
2% 3/1/54 (o)	8,100,000	6,591,829
2% 3/1/54 (o)	10,925,000	8,890,831
2% 3/1/54 (o)	7,675,000	6,245,961
2% 4/1/54 (o)	85,000,000	69,219,988
2% 4/1/54 (o)	66,000,000	53,747,285
2% 4/1/54 (o)	6,525,000	5,313,652
2% 4/1/54 (o)	3,100,000	2,524,494
2% 4/1/54 (o)	33,675,000	27,423,331
2% 4/1/54 (o)	29,800,000	24,267,713
2% 4/1/54 (o)	59,600,000	48,535,427
2% 4/1/54 (o)	2,225,000	1,811,935
2.5% 6/20/51 to 1/20/52	115,994,455	97,331,352
2.5% 3/1/54 (o)	33,950,000	28,727,197
2.5% 3/1/54 (o)	51,250,000	43,365,797
2.5% 3/1/54 (o)	29,575,000	25,025,238
2.5% 4/1/54 (o)	1,750,000	1,482,014
3% 5/20/42 to 4/15/45	4,785,875	4,317,438
3% 3/1/54 (o)	19,300,000	16,925,127
3% 3/1/54 (o)	77,550,000	68,007,441
3% 3/1/54 (o)	23,000,000	20,169,841
3% 3/1/54 (o)	42,000,000	36,831,883
3% 4/1/54 (o)	77,150,000	67,704,880
3% 4/1/54 (o)	18,800,000	16,498,402
3.5% 3/1/54 (o)	24,200,000	21,887,334
3.5% 3/1/54 (o)	44,150,000	39,930,819
5% 3/1/54 (o)	43,100,000	42,097,266
5.5% 3/1/54 (o)	15,900,000	15,798,253
5.5% 3/1/54 (o)	10,200,000	10,134,728
6% 3/1/54 (o)	10,250,000	10,302,687
6% 3/1/54 (o)	6,050,000	6,081,098
6% 3/1/54 (o)	14,600,000	14,675,047
6% 3/1/54 (o)	13,500,000	13,569,393
6% 3/1/54 (o)	12,600,000	12,664,767
6.5% 3/20/31 to 6/15/37	44,400	45,874
6.5% 3/1/54 (o)	29,200,000	29,599,219
6.5% 3/1/54 (o)	57,900,000	58,691,603
6.5% 3/1/54 (o)	17,900,000	18,144,727
6.5% 3/1/54 (o)	16,000,000	16,218,750
6.5% 3/1/54 (o)	550,000	557,520
6.5% 3/1/54 (o)	750,000	760,254
6.5% 4/1/54 (o)	42,550,000	43,101,822
6.5% 4/1/54 (o)	31,800,000	32,212,408
TOTAL GINNIE MAE		1,426,905,842
Uniform Mortgage Backed Securities - 6.7%
2% 3/1/54 (o)	86,400,000	67,914,789
2% 3/1/54 (o)	59,150,000	46,494,905
2% 3/1/54 (o)	88,750,000	69,762,009
2% 3/1/54 (o)	34,550,000	27,158,055
2% 3/1/54 (o)	31,375,000	24,662,344
2% 3/1/54 (o)	5,700,000	4,480,490
2% 3/1/54 (o)	10,600,000	8,332,138
2% 3/1/54 (o)	10,800,000	8,489,349
2% 4/1/54 (o)	112,700,000	88,702,383
2% 4/1/54 (o)	22,025,000	17,335,137
2% 4/1/54 (o)	27,650,000	21,762,386
2% 4/1/54 (o)	13,750,000	10,822,163
2% 4/1/54 (o)	59,100,000	46,515,624
2% 4/1/54 (o)	13,100,000	10,310,570
2.5% 3/1/54 (o)	14,000,000	11,501,875
2.5% 3/1/54 (o)	5,650,000	4,641,828
2.5% 3/1/54 (o)	6,700,000	5,504,469
2.5% 3/1/54 (o)	6,500,000	5,340,156
2.5% 3/1/54 (o)	2,875,000	2,361,992
2.5% 3/1/54 (o)	9,125,000	7,496,758
2.5% 3/1/54 (o)	4,500,000	3,697,031
2.5% 3/1/54 (o)	4,550,000	3,738,109
2.5% 4/1/54 (o)	21,650,000	17,808,816
3% 3/1/54 (o)	83,100,000	71,095,947
3% 3/1/54 (o)	21,150,000	18,094,817
3% 3/1/54 (o)	26,450,000	22,629,216
3% 3/1/54 (o)	39,650,000	33,922,435
3% 3/1/54 (o)	21,400,000	18,308,704
3% 3/1/54 (o)	16,100,000	13,774,305
3% 3/1/54 (o)	7,825,000	6,694,654
3% 3/1/54 (o)	41,500,000	35,505,196
3% 3/1/54 (o)	13,800,000	11,806,547
3% 3/1/54 (o)	26,800,000	22,928,657
3% 4/1/54 (o)	108,550,000	92,971,382
3.5% 3/1/54 (o)	24,350,000	21,661,037
3.5% 3/1/54 (o)	56,200,000	49,993,851
5% 3/1/54 (o)	31,600,000	30,647,064
5% 3/1/54 (o)	18,600,000	18,039,095
5% 3/1/54 (o)	12,700,000	12,317,016
5.5% 3/1/54 (o)	19,800,000	19,588,079
5.5% 3/1/54 (o)	9,300,000	9,200,461
5.5% 3/1/54 (o)	34,100,000	33,735,024
6% 3/1/54 (o)	43,500,000	43,690,313
6% 3/1/54 (o)	18,650,000	18,731,594
6% 3/1/54 (o)	21,550,000	21,644,281
6% 3/1/54 (o)	7,450,000	7,482,594
6% 3/1/54 (o)	7,700,000	7,733,688
6% 3/1/54 (o)	7,550,000	7,583,031
6% 3/1/54 (o)	23,800,000	23,904,125
6% 3/1/54 (o)	9,300,000	9,340,688
6% 3/1/54 (o)	14,600,000	14,663,875
6% 3/1/54 (o)	3,400,000	3,414,875
6% 3/1/54 (o)	3,400,000	3,414,875
6.5% 3/1/54 (o)	12,700,000	12,922,250
6.5% 3/1/54 (o)	8,000,000	8,140,000
6.5% 3/1/54 (o)	10,000,000	10,175,000
6.5% 3/1/54 (o)	19,000,000	19,332,500
6.5% 3/1/54 (o)	33,600,000	34,188,000
6.5% 3/1/54 (o)	19,650,000	19,993,875
6.5% 3/1/54 (o)	20,050,000	20,400,875
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,344,503,302
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,470,004,649)		5,280,009,541

Asset-Backed Securities - 6.9%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	4,041,171	2,849,037
Series 2019-1 Class A, 3.844% 5/15/39 (b)	1,300,274	1,040,267
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	7,758,523	7,002,424
Class B, 4.458% 10/16/39 (b)	2,087,167	970,686
Series 2021-1A Class A, 2.95% 11/16/41 (b)	9,489,540	8,566,811
Series 2021-2A Class A, 2.798% 1/15/47 (b)	18,740,767	16,305,966
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (b)	35,554,167	34,929,481
Aimco:
Series 2018-BA Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6756% 1/15/32 (b)(d)(e)	7,740,000	7,750,372
Series 2024-BA Class ARR, CME Term SOFR 3 Month Index + 0.000% 0% 4/16/37 (b)(d)(e)	15,363,000	15,368,408
AIMCO CLO Series 2021-AA Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.7181% 10/17/34 (b)(d)(e)	15,071,000	15,088,904
AIMCO CLO Ltd. Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7081% 10/17/34 (b)(d)(e)	8,253,000	8,263,217
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5694% 4/20/34 (b)(d)(e)	19,226,000	19,225,904
Aligned Data Centers Issuer LLC Series 2023-2A Class A2, 6.5% 11/16/48 (b)	782,000	782,827
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8178% 7/20/35 (b)(d)(e)	11,745,000	11,761,255
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7194% 7/20/34 (b)(d)(e)	9,447,000	9,446,783
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	8,410,000	8,393,468
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)	261,000	261,133
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)	595,000	592,456
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (b)	611,000	609,173
Class XS, 0% 10/17/52 (b)(d)(h)(p)	402,930	4
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	2,604,084	2,326,501
Class B, 4.335% 1/16/40 (b)	551,865	309,110
Ares CLO Series 2019-54A Class A, CME Term SOFR 3 Month Index + 1.580% 6.8956% 10/15/32 (b)(d)(e)	11,120,000	11,135,846
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.6163% 4/25/34 (b)(d)(e)	15,787,000	15,751,053
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7056% 7/15/34 (b)(d)(e)	12,053,000	12,062,510
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.644% 1/15/35 (b)(d)(e)	16,982,000	16,955,084
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.6456% 4/15/34 (b)(d)(e)	27,261,000	27,243,171
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, CME Term SOFR 3 Month Index + 1.510% 6.8281% 4/17/33 (b)(d)(e)	8,452,000	8,456,919
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 10/15/36 (b)(d)(e)	8,291,000	8,290,967
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/28	15,300,000	15,244,873
Barings CLO Ltd.:
Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.280% 6.6063% 4/25/34 (b)(d)(e)	14,004,000	14,013,537
Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.7994% 1/20/32 (b)(d)(e)	15,650,000	15,671,926
Barings CLO Ltd. 2023-IV Series 2024-4A Class A, CME Term SOFR 3 Month Index + 1.750% 7.0612% 1/20/37 (b)(d)(e)	19,096,000	19,177,502
BBCMS Mortgage Trust Series 2023 C19 Class C, 6.3846% 4/15/56 (d)	655,000	617,998
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.6165% 1/17/35 (b)(d)(e)	17,449,000	17,434,884
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7056% 1/15/35 (b)(d)(e)	12,522,000	12,536,050
Blackbird Capital Aircraft:
Series 2016-1A Class A, 4.213% 12/16/41 (b)	7,268,448	7,104,908
Series 2021-1A Class A, 2.443% 7/15/46 (b)	13,236,152	11,648,211
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.5656% 4/15/29 (b)(d)(e)	8,921,335	8,923,378
Capital One Multi-Asset Execution Trust Series 2023-A1 Class A, 4.42% 5/15/28	1,500,000	1,481,485
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	7,556,000	7,692,252
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	7,492,047	6,743,250
Class B, 5.095% 4/15/39 (b)	4,356,038	2,875,523
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	3,155,753	2,877,008
Series 2021-1A Class A, 3.474% 1/15/46 (b)	1,786,922	1,679,686
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6794% 10/20/32 (b)(d)(e)	10,997,000	11,002,411
Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7163% 10/25/34 (b)(d)(e)	7,745,000	7,751,947
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.6378% 4/20/35 (b)(d)(e)	16,187,000	16,160,486
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.1678% 7/20/36 (b)(d)(e)	11,696,000	11,760,925
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.6294% 4/20/34 (b)(d)(e)	11,637,000	11,629,320
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	4,681,016	4,573,182
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/35 (b)	5,077,527	5,107,570
Columbia Cent CLO 29 Ltd./Columbia Cent CLO 29 Corp. Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.7494% 10/20/34 (b)(d)(e)	12,599,000	12,585,292
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.7794% 4/20/34 (b)(d)(e)	24,335,000	24,348,701
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.700% 7.0186% 7/24/34 (b)(d)(e)	17,433,000	17,438,596
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, CME Term SOFR 3 Month Index + 1.570% 6.8894% 1/20/34 (b)(d)(e)	20,650,000	20,653,387
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 8.9627% (b)(c)(d)(e)(h)	209,686	0
Daimler Trucks Retail Trust 20 Series 2023-1 Class A2, 6.03% 9/15/25	17,787,000	17,805,580
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	10,038,260	9,559,493
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (b)	557,000	523,848
Discover Card Execution Note Trust Series 2023 A1 Class A, 4.31% 3/15/28 (p)	9,200,000	9,077,460
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	4,361,582	4,371,662
Class A3, 5.64% 2/22/28 (b)	3,359,000	3,393,839
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.6178% 4/20/35 (b)(d)(e)	9,084,000	9,093,802
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7294% 10/20/34 (b)(d)(e)	22,812,000	22,813,825
Series 2021-83A Class A, CME Term SOFR 3 Month Index + 1.480% 6.7795% 1/18/32 (b)(d)(e)	11,752,000	11,754,209
Dryden Senior Loan Fund:
Series 2020-78A Class A, CME Term SOFR 3 Month Index + 1.440% 6.7581% 4/17/33 (b)(d)(e)	8,700,000	8,704,376
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 10/15/35 (b)(d)(e)	11,160,000	11,176,796
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7107% 2/20/35 (b)(d)(e)	6,539,000	6,539,007
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6756% 4/15/31 (b)(d)(e)	6,808,000	6,810,676
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 1/15/35 (b)(d)(e)	15,072,000	15,090,825
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.8256% 1/15/34 (b)(d)(e)	3,200,000	3,204,893
Elmwood CLO Ltd. Series 2021-5A Class E, CME Term SOFR 3 Month Index + 6.610% 11.9294% 1/20/35 (b)(d)(e)	419,000	419,635
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	12,103,000	12,286,641
FirstKey Homes Trust:
Series 2020-SFR1 Class F2, 4.284% 8/17/37 (b)	420,000	400,159
Series 2021-SFR1 Class F1, 3.238% 8/17/38 (b)	265,000	237,968
Flatiron CLO Ltd. Series 2021-1A:
Class A1, CME Term SOFR 3 Month Index + 1.370% 6.6812% 7/19/34 (b)(d)(e)	8,589,000	8,597,838
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6673% 11/16/34 (b)(d)(e)	12,500,000	12,516,813
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, CME Term SOFR 3 Month Index + 1.560% 6.8807% 11/20/33 (b)(d)(e)	19,341,000	19,385,736
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/33 (b)	4,700,000	4,390,184
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (b)	4,100,000	4,081,700
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	3,158,219	3,155,556
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	7,011,000	7,052,945
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	3,421,000	3,427,759
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (b)	489,113	428,298
Series 2021-2 Class G, 4.505% 12/17/26 (b)	2,241,923	1,965,610
Series 2021-3 Class F, 4.242% 1/17/41 (b)	326,315	278,767
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	7,247,000	7,220,821
Honda Auto Receivables 2023-3 Series 2023-3 Class A3, 5.41% 2/18/28	4,000,000	4,018,134
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	4,046,116	3,540,303
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	3,991,163	3,570,396
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7094% 10/22/34 (b)(d)(e)	8,865,000	8,866,232
KKR CLO Ltd.:
Series 2021-29A Class E, CME Term SOFR 3 Month Index + 7.010% 12.3256% 1/15/32 (b)(d)(e)	368,000	365,294
Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.6465% 4/15/35 (b)(d)(e)	21,121,000	21,086,108
Lucali CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.470% 6.7856% 1/15/33 (b)(d)(e)	7,620,000	7,625,806
Madison Park Funding Series 2024-19A Class AR3, CME Term SOFR 3 Month Index + 1.600% 6.9178% 1/22/37 (b)(d)(e)	6,847,000	6,888,520
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7112% 4/19/34 (b)(d)(e)	16,420,000	16,445,336
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6794% 1/22/35 (b)(d)(e)	17,793,000	17,779,264
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.6956% 7/15/34 (b)(d)(e)	8,675,000	8,675,521
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, CME Term SOFR 3 Month Index + 1.460% 6.7794% 1/22/31 (b)(d)(e)	3,536,000	3,535,862
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 7.1178% 4/22/36 (b)(d)(e)	7,863,000	7,914,896
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.7194% 10/20/34 (b)(d)(e)	2,957,000	2,958,103
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7163% 10/25/34 (b)(d)(e)	15,155,000	15,157,304
Magnetite XXI Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.5994% 4/20/34 (b)(d)(e)	11,245,000	11,257,662
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7163% 1/25/35 (b)(d)(e)	10,754,000	10,753,968
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5656% 1/15/34 (b)(d)(e)	14,050,000	14,050,703
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/36 (b)	7,600,000	7,655,384
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6494% 10/20/30 (b)(d)(e)	15,632,271	15,655,844
OCP CLO Ltd.:
Series 2021-21A Class E, CME Term SOFR 3 Month Index + 6.540% 11.8594% 7/20/34 (b)(d)(e)	250,000	247,025
Series 2024-11A Class ER2, CME Term SOFR 3 Month Index + 6.820% 6.82% 4/26/36 (b)(d)(e)	262,000	259,380
Palmer Square CLO Ltd. Series 2023-4A Class E, CME Term SOFR 3 Month Index + 6.750% 12.1625% 10/20/33 (b)(d)(e)	189,000	189,838
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.6804% 1/25/36 (d)(e)	88,094	86,619
Peace Park CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7094% 10/20/34 (b)(d)(e)	12,426,000	12,426,199
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	20,063,313	19,614,946
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	9,391,680	8,496,802
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	10,369,305	9,655,310
Class A2II, 4.008% 12/5/51 (b)	9,265,958	8,134,197
Progress Residential:
Series 2022-SFR3 Class F, 6.6% 4/17/39 (b)	800,000	760,807
Series 2022-SFR4 Class E1, 6.121% 5/17/41 (b)	797,000	770,752
Series 2022-SFR5:
Class E1, 6.618% 6/17/39 (b)	519,000	511,622
Class E2, 6.863% 6/17/39 (b)	870,000	861,331
Progress Residential Trust:
Series 2021-SFR2 Class H, 4.998% 4/19/38 (b)	401,000	368,455
Series 2021-SFR6:
Class F, 3.422% 7/17/38 (b)	315,000	284,945
Class G, 4.003% 7/17/38 (b)	168,000	149,804
Series 2021-SFR8:
Class F, 3.181% 10/17/38 (b)	203,000	180,789
Class G, 4.005% 10/17/38 (b)	1,347,000	1,190,776
Series 2022-SFR2 Class E2, 4.8% 4/17/27 (b)	688,000	639,884
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	7,353,039	6,333,320
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/53 (b)	4,307,433	4,116,429
Regatta XXVII Funding Ltd. Series 2024-1A Class E, CME Term SOFR 3 Month Index + 6.500% 0% 4/26/37 (b)(d)(e)	265,000	265,046
Retained Vantage Data Ctrs Iss Series 2023-2A Class A2, 5.05% 9/15/48 (b)	945,000	858,858
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.6994% 4/20/34 (b)(d)(e)	15,987,000	15,994,850
RR Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.6565% 1/15/37 (b)(d)(e)	17,526,000	17,525,702
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	8,002,960	7,079,018
Class B, 4.335% 3/15/40 (b)	874,863	661,064
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	12,474,000	12,192,772
1.884% 7/15/50 (b)	4,985,000	4,645,893
2.328% 7/15/52 (b)	3,812,000	3,339,329
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	4,819,123	4,826,560
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 Month Index + 4.500% 9.8176% 5/17/24 (b)(d)(e)	1,616,000	1,571,145
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.6358% 4/23/35 (b)(d)(e)	18,277,000	18,291,914
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, CME Term SOFR 3 Month Index + 1.220% 6.5356% 4/16/31 (b)(d)(e)	7,096,727	7,096,634
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6356% 7/15/32 (b)(d)(e)	1,661,000	1,662,100
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, CME Term SOFR 3 Month Index + 1.240% 6.5512% 4/19/34 (b)(d)(e)	14,155,000	14,163,507
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6594% 4/20/33 (b)(d)(e)	26,688,000	26,719,599
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, CME Term SOFR 3 Month Index + 4.760% 10.0342% (b)(c)(d)(e)(h)	453,038	0
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.2954% 9/25/34 (d)(e)	7,168	7,140
Tesla Auto Lease Trust 2023-B Series 2023-B:
Class A2, 6.02% 9/22/25 (b)	14,224,000	14,256,247
Class A3, 6.13% 9/21/26 (b)	9,400,000	9,495,679
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	8,091,000	8,137,234
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (b)	3,561,119	3,312,180
Series 2018-A Class A, 4.147% 9/15/38 (b)(d)	8,007,372	7,006,611
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	11,854,813	10,106,821
Toyota Lease Owner Trust:
Series 2023 A:
Class A2, 5.3% 8/20/25 (b)	4,981,154	4,974,836
Class A3, 4.93% 4/20/26 (b)	8,086,000	8,051,691
Series 2024-A Class A3, 5.25% 4/20/27 (b)	6,500,000	6,498,328
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, CME Term SOFR 3 Month Index + 0.820% 6.1509% 4/6/42 (b)(d)(e)	934,000	660,937
Tricon American Homes:
Series 2019-SFR1 Class F, 3.745% 3/17/38 (b)	525,000	495,610
Series 2020-SFR1 Class F, 4.882% 7/17/38 (b)	151,000	144,126
Tricon Residential Series 2022-SFR1:
Class E1, 5.344% 4/17/39 (b)	1,081,000	1,042,190
Class E2, 5.739% 4/17/39 (b)	1,344,000	1,296,025
Tricon Residential 2023-Sfr1 T Series 2023-SFR1 Class E, 7.977% 7/17/40 (b)	270,000	274,912
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (b)	168,000	150,261
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	5,400,000	5,341,009
Series 2023 2 Class A, 4.89% 4/13/28	4,300,000	4,277,123
Voya Clo 2023-1 Ltd. Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.800% 7.1702% 1/20/37 (b)(d)(e)	14,644,000	14,657,502
Voya CLO Ltd. Series 2019-2A Class A, CME Term SOFR 3 Month Index + 1.530% 6.8494% 7/20/32 (b)(d)(e)	13,214,000	13,236,596
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7312% 7/19/34 (b)(d)(e)	8,182,000	8,182,573
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7294% 10/20/34 (b)(d)(e)	16,805,000	16,820,410
Voya CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 7/16/34 (b)(d)(e)	17,432,000	17,434,650
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	14,700,000	14,831,084
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (b)	7,400,160	7,693,725
World Omni Auto Receivables Trust:
Series 2023 B:
Class A2A, 5.25% 11/16/26	3,376,291	3,371,686
Class A3, 4.66% 5/15/28	8,561,000	8,478,506
Series 2023-C Class A3, 5.15% 11/15/28	4,203,000	4,205,682
TOTAL ASSET-BACKED SECURITIES (Cost $1,398,205,916)		1,380,655,981

Collateralized Mortgage Obligations - 2.0%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.2%
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (b)	4,087,652	3,469,688
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(d)	1,932,878	1,882,509
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	3,434,995	3,389,574
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(d)	28,599	28,270
COMM Mortgage Trust Series 2015-LC19 Class C, 4.2134% 2/10/48 (d)	833,000	759,335
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (b)(d)(h)	1,613	183
CSMC:
floater Series 2015-1R Class 6A1, CME Term SOFR 1 Month Index + 0.390% 4.1948% 5/27/37 (b)(d)(e)	281,441	273,699
Series 2014-3R Class 2A1, CME Term SOFR 1 Month Index + 0.810% 0% 5/27/37 (b)(d)(e)(h)	87,210	9
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (b)	14,312,586	13,148,245
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	2,242,261	2,085,300
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	2,031,603	1,824,838
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	1,865,651	1,781,267
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (b)	1,794,000	1,703,403
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)	1,604,135	1,500,899
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, CME Term SOFR 6 Month Index + 1.300% 6.5595% 7/20/34 (d)(e)	1,366	1,230
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, CME Term SOFR 1 Month Index + 0.750% 6.0754% 9/25/43 (d)(e)	654,329	619,678
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	10,872,612	10,025,438
TOTAL PRIVATE SPONSOR		42,493,565
U.S. Government Agency - 1.8%
Fannie Mae:
floater:
Series 2002-18 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2361% 2/25/32 (d)(e)	2,169	2,167
Series 2002-39 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4389% 3/18/32 (d)(e)	4,002	4,020
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4361% 4/25/32 (d)(e)	4,340	4,358
Series 2002-63 Class FN, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4361% 10/25/32 (d)(e)	5,454	5,478
Series 2002-7 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 6.1861% 1/25/32 (d)(e)	2,049	2,044
Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6639% 12/25/33 (d)(p)(q)	81,382	10,817
Series 2006-104 Class GI, 6.560% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2439% 11/25/36 (d)(p)(q)	58,613	5,305
planned amortization class:
Series 1996-28 Class PK, 6.5% 7/25/25	32	32
Series 1999-17 Class PG, 6% 4/25/29	18,845	19,035
Series 1999-32 Class PL, 6% 7/25/29	25,009	25,132
Series 1999-33 Class PK, 6% 7/25/29	18,080	18,162
Series 2001-52 Class YZ, 6.5% 10/25/31	3,076	3,134
Series 2005-102 Class CO 11/25/35 (r)	12,508	10,570
Series 2005-73 Class SA, 17.500% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.4161% 8/25/35 (d)(e)(q)	2,606	2,605
Series 2005-81 Class PC, 5.5% 9/25/35	40,305	40,567
Series 2006-12 Class BO 10/25/35 (r)	56,487	48,585
Series 2006-15 Class OP 3/25/36 (r)	78,974	65,500
Series 2006-37 Class OW 5/25/36 (r)	7,829	6,102
Series 2006-45 Class OP 6/25/36 (r)	24,594	19,468
Series 2006-62 Class KP 4/25/36 (r)	39,189	31,889
Series 2012-134 Class MX, 3.5% 5/25/42	328,345	314,257
Series 2012-149:
Class DA, 1.75% 1/25/43	721,445	652,413
Class GA, 1.75% 6/25/42	813,240	733,317
Series 2017-22 Class ED, 3.5% 6/25/44	339,455	331,279
Series 2021-45 Class DA, 3% 7/25/51	3,092,812	2,713,153
Series 2021-69 Class JK, 1.5% 10/25/51	1,825,401	1,481,882
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	3,523	3,558
Series 1999-25 Class Z, 6% 6/25/29	19,781	19,696
Series 2001-20 Class Z, 6% 5/25/31	23,741	23,865
Series 2001-31 Class ZC, 6.5% 7/25/31	11,329	11,385
Series 2002-16 Class ZD, 6.5% 4/25/32	10,192	10,398
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.1139% 11/25/32 (d)(p)(q)	14,409	328
Series 2012-67 Class AI, 4.5% 7/25/27 (p)	24,537	451
Series 2016-104 Class B, 4% 12/25/44	666,435	642,675
Series 2016-99 Class KA, 4% 11/25/42	836,268	817,185
Series 2020-101 Class BA, 1.5% 9/25/45	2,819,037	2,385,835
Series 2020-43 Class MA, 2% 1/25/45	4,601,875	4,106,450
Series 2020-49 Class JA, 2% 8/25/44	1,597,214	1,435,333
Series 2020-51 Class BA, 2% 6/25/46	5,011,680	4,271,393
Series 2020-80 Class BA, 1.5% 3/25/45	3,845,566	3,278,561
Series 2021-68 Class A, 2% 7/25/49	3,288,757	2,565,322
Series 2021-85 Class L, 2.5% 8/25/48	1,804,085	1,558,159
Series 2021-95:
Class 0, 2.5% 9/25/48	5,470,413	4,735,485
Class BA, 2.5% 6/25/49	8,269,935	7,129,593
Series 2021-96 Class HA, 2.5% 2/25/50	2,879,651	2,472,087
Series 2022-1 Class KA, 3% 5/25/48	1,790,355	1,600,868
Series 2022-11 Class B, 3% 6/25/49	2,247,518	2,035,083
Series 2022-13:
Class HA, 3% 8/25/46	1,881,541	1,723,161
Class JA, 3% 5/25/48	3,481,963	3,121,654
Series 2022-15 Class GC, 3% 1/25/47	2,801,698	2,559,552
Series 2022-17 Class BH, 3% 5/25/47	3,091,056	2,820,158
Series 2022-25 Class AB, 4% 9/25/47	3,009,938	2,851,891
Series 2022-3:
Class D, 2% 2/25/48	8,137,242	7,030,343
Class N, 2% 10/25/47	21,129,229	17,995,754
Series 2022-30 Class E, 4.5% 7/25/48	4,655,253	4,498,936
Series 2022-35 Class CK, 4% 3/25/47	6,561,855	6,164,777
Series 2022-4 Class B, 2.5% 5/25/49	2,115,426	1,824,788
Series 2022-49 Class TC, 4% 12/25/48	1,504,977	1,421,848
Series 2022-5:
Class 0, 2.5% 6/25/48	2,274,854	1,976,575
Class DA, 2.25% 11/25/47	6,657,530	5,766,591
Series 2022-69 Class AB, 4.5% 1/25/44	5,673,926	5,458,908
Series 2022-7:
Class A, 3% 5/25/48	2,552,096	2,282,073
Class E, 2.5% 11/25/47	8,045,156	7,063,655
Series 2022-9 Class BA, 3% 5/25/48	2,554,205	2,284,180
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2039% 12/25/36 (d)(p)(q)	39,448	3,541
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0039% 5/25/37 (d)(p)(q)	20,560	2,112
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6639% 3/25/33 (d)(p)(q)	4,996	478
Series 2005-72 Class ZC, 5.5% 8/25/35	318,638	317,556
Series 2005-79 Class ZC, 5.9% 9/25/35	255,345	255,711
Series 2007-57 Class SA, 40.600% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 8.0032% 6/25/37 (d)(e)(q)	16,704	19,642
Series 2007-66:
Class SA, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9832% 7/25/37 (d)(e)(q)	25,597	30,191
Class SB, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9832% 7/25/37 (d)(e)(q)	6,351	6,810
Series 2010-135 Class ZA, 4.5% 12/25/40	522,406	512,427
Series 2010-139 Class NI, 4.5% 2/25/40 (p)	4,882	14
Series 2010-150 Class ZC, 4.75% 1/25/41	904,353	883,067
Series 2010-95 Class ZC, 5% 9/25/40	1,903,967	1,883,933
Series 2011-39 Class ZA, 6% 11/25/32	92,595	93,794
Series 2011-4 Class PZ, 5% 2/25/41	309,196	294,055
Series 2011-67 Class AI, 4% 7/25/26 (p)	4,803	92
Series 2012-100 Class WI, 3% 9/25/27 (p)	285,562	9,689
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1139% 6/25/41 (d)(p)(q)	24,118	163
Series 2013-133 Class IB, 3% 4/25/32 (p)	76,633	1,364
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6139% 1/25/44 (d)(p)(q)	129,198	12,262
Series 2013-51 Class GI, 3% 10/25/32 (p)	448,064	23,028
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2839% 6/25/35 (d)(p)(q)	108,759	7,409
Series 2015-42 Class IL, 6% 6/25/45 (p)	736,979	120,517
Series 2015-70 Class JC, 3% 10/25/45	652,381	606,419
Series 2017-30 Class AI, 5.5% 5/25/47 (p)	446,713	74,119
Series 2020-39 Class MG, 1.5% 6/25/40	9,098,915	7,418,776
Series 2020-45:
Class JC, 1.5% 7/25/40	9,294,309	7,572,121
Class JL, 3% 7/25/40	161,919	144,691
Series 2020-59 Class MC, 1.5% 8/25/40	10,198,531	8,304,058
Series 2021-59 Class H, 2% 6/25/48	1,850,728	1,482,328
Series 2021-66:
Class DA, 2% 1/25/48	2,007,250	1,614,853
Class DM, 2% 1/25/48	2,133,131	1,714,131
Series 2022-28 Class A, 2.5% 2/25/52	6,952,817	6,390,958
Series 2023-13 Class CK, 1.5% 11/25/50	11,273,062	8,776,452
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (p)	20,119	3,103
Series 343 Class 16, 5.5% 5/25/34 (p)	18,792	2,934
Series 348 Class 14, 6.5% 8/25/34 (d)(p)	12,444	2,333
Series 351:
Class 12, 5.5% 4/25/34 (d)(p)	7,638	1,238
Class 13, 6% 3/25/34 (p)	11,631	2,069
Series 359 Class 19, 6% 7/25/35 (d)(p)	6,807	1,258
Series 384 Class 6, 5% 7/25/37 (p)	79,296	13,217
Freddie Mac:
floater:
Series 2412 Class FK, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2392% 1/15/32 (d)(e)	1,575	1,573
Series 2423 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3392% 3/15/32 (d)(e)	2,484	2,487
Series 2424 Class FM, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4392% 3/15/32 (d)(e)	2,150	2,159
Series 2432:
Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3392% 6/15/31 (d)(e)	3,759	3,764
Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3392% 3/15/32 (d)(e)	1,340	1,342
planned amortization class:
Series 2012-4019 Class HT, 5% 8/15/40	37,253	37,142
Series 2017-4744 Class JA, 3% 9/15/47	672,278	600,355
Series 2021-5141 Class JM, 1.5% 4/25/51	1,346,552	1,100,474
Series 2021-5148:
Class AD, 1.5% 10/25/51	1,817,045	1,486,152
Class PC, 1.5% 10/25/51	1,801,151	1,462,578
Series 2022-5214 Class CG, 3.5% 4/25/52	2,570,343	2,372,069
Series 2022-5220 Class PK, 3.5% 1/25/51	3,533,257	3,293,585
Series 2095 Class PE, 6% 11/15/28	24,408	24,584
Series 2101 Class PD, 6% 11/15/28	2,247	2,261
Series 2121 Class MG, 6% 2/15/29	10,348	10,427
Series 2131 Class BG, 6% 3/15/29	72,974	73,494
Series 2137 Class PG, 6% 3/15/29	11,857	11,917
Series 2154 Class PT, 6% 5/15/29	19,025	19,159
Series 2162 Class PH, 6% 6/15/29	3,739	3,756
Series 2520 Class BE, 6% 11/15/32	40,065	40,761
Series 2693 Class MD, 5.5% 10/15/33	369,869	368,803
Series 2802 Class OB, 6% 5/15/34	26,208	26,389
Series 3002 Class NE, 5% 7/15/35	92,759	92,082
Series 3110 Class OP 9/15/35 (r)	16,800	15,781
Series 3119 Class PO 2/15/36 (r)	92,636	73,865
Series 3121 Class KO 3/15/36 (r)	14,114	11,637
Series 3123 Class LO 3/15/36 (r)	52,471	42,141
Series 3145 Class GO 4/15/36 (r)	55,187	44,673
Series 3189 Class PD, 6% 7/15/36	85,272	87,283
Series 3225 Class EO 10/15/36 (r)	27,979	21,986
Series 3258 Class PM, 5.5% 12/15/36	30,815	31,178
Series 3415 Class PC, 5% 12/15/37	38,268	37,655
Series 3806 Class UP, 4.5% 2/15/41	192,885	187,766
Series 3832 Class PE, 5% 3/15/41	369,903	368,122
Series 4135 Class AB, 1.75% 6/15/42	622,081	560,111
sequential payer:
Series 2014-4422 Class LA, 4.5% 3/15/43	99,785	99,127
Series 2015-4516 Class A, 4% 8/15/41	360,628	355,258
Series 2020-4993 Class LA, 2% 8/25/44	4,389,794	3,947,563
Series 2020-5018:
Class LC, 3% 10/25/40	1,089,224	974,523
Class LY, 3% 10/25/40	827,616	740,276
Series 2020-5058 Class BE, 3% 11/25/50	3,911,838	3,367,359
Series 2020-5066 Class A, 1.5% 11/25/44	1,267,548	1,074,834
Series 2021-5115 Class A, 2% 3/25/40	4,425,781	3,827,476
Series 2021-5139 Class JC, 2% 8/25/40	4,216,335	3,594,326
Series 2021-5147 Class WN, 2% 1/25/40	4,573,632	3,933,717
Series 2021-5169 Class TP, 2.5% 6/25/49	1,679,557	1,428,461
Series 2021-5175 Class CB, 2.5% 4/25/50	10,363,533	8,899,209
Series 2021-5178:
Class CT, 2% 11/25/40	4,616,292	3,904,657
Class TP, 2.5% 4/25/49	4,010,696	3,416,245
Series 2021-5180 Class KA, 2.5% 10/25/47	2,097,033	1,830,110
Series 2022-5189:
Class DA, 2.5% 5/25/49	1,365,847	1,163,365
Class TP, 2.5% 5/25/49	2,779,783	2,367,645
Series 2022-5190:
Class BA, 2.5% 11/25/47	1,314,654	1,146,593
Class CA, 2.5% 5/25/49	2,330,873	1,984,846
Series 2022-5191 Class CA, 2.5% 4/25/50	2,472,528	2,107,959
Series 2022-5197:
Class A, 2.5% 6/25/49	2,330,878	1,984,845
Class DA, 2.5% 11/25/47	998,255	871,361
Series 2022-5198 Class BA, 2.5% 11/25/47	4,424,297	3,922,314
Series 2022-5200:
Class C, 3% 5/25/48	5,764,751	5,225,402
Class LA, 3% 10/25/48	4,822,948	4,356,731
Series 2022-5202:
Class AG, 3% 1/25/49	1,302,738	1,173,497
Class BC, 3% 5/25/48	5,529,023	4,944,549
Class LB, 2.5% 10/25/47	1,065,702	931,564
Class UA, 3% 4/25/50	2,041,444	1,814,346
Series 2022-5210 Class TA, 3.5% 11/25/46	1,802,750	1,660,749
Series 2135 Class JE, 6% 3/15/29	3,968	4,024
Series 2274 Class ZM, 6.5% 1/15/31	7,288	7,325
Series 2281 Class ZB, 6% 3/15/30	13,688	13,785
Series 2303 Class ZV, 6% 4/15/31	8,102	8,154
Series 2357 Class ZB, 6.5% 9/15/31	62,191	63,108
Series 2502 Class ZC, 6% 9/15/32	15,405	15,675
Series 2519 Class ZD, 5.5% 11/15/32	23,516	23,612
Series 2998 Class LY, 5.5% 7/15/25	2,471	2,462
Series 3871 Class KB, 5.5% 6/15/41	582,631	594,807
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1608% 2/15/36 (d)(p)(q)	29,347	2,363
Series 2013-4281 Class AI, 4% 12/15/28 (p)	15,716	111
Series 2017-4683 Class LM, 3% 5/15/47	1,004,013	937,751
Series 2020-5000 Class BA, 2% 4/25/45	5,189,454	4,607,109
Series 2020-5041:
Class LA, 1.5% 11/25/40	10,567,587	8,589,651
Class LB, 3% 11/25/40	1,854,777	1,660,643
Series 2020-5046 Class PT, 1.5% 11/25/40	8,015,893	6,509,585
Series 2021-5083 Class VA, 1% 8/15/38	5,078,552	4,732,608
Series 2021-5176 Class AG, 2% 1/25/47	7,796,003	6,649,342
Series 2021-5182 Class A, 2.5% 10/25/48	13,607,813	11,844,229
Series 2022-5210 Class AB, 3% 1/25/42	3,044,839	2,769,770
Series 2022-5213 Class AH, 2.25% 4/25/37	4,754,782	4,324,006
Series 2022-5236 Class P, 5% 4/25/48	2,208,492	2,182,371
Series 2022-5266 Class CD, 4.5% 10/25/44	5,125,140	4,996,061
Series 2933 Class ZM, 5.75% 2/15/35	527,788	536,832
Series 2935 Class ZK, 5.5% 2/15/35	388,992	392,730
Series 2947 Class XZ, 6% 3/15/35	163,892	166,977
Series 2996 Class ZD, 5.5% 6/15/35	347,582	349,856
Series 3237 Class C, 5.5% 11/15/36	437,788	437,513
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2208% 11/15/36 (d)(p)(q)	120,895	10,284
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1408% 6/15/37 (d)(p)(q)	79,188	8,069
Series 3949 Class MK, 4.5% 10/15/34	63,441	61,905
Series 4055 Class BI, 3.5% 5/15/31 (p)	46,160	448
Series 4149 Class IO, 3% 1/15/33 (p)	240,343	17,725
Series 4314 Class AI, 5% 3/15/34 (p)	11,806	223
Series 4427 Class LI, 3.5% 2/15/34 (p)	338,698	17,002
Series 4471 Class PA 4% 12/15/40	244,201	237,101
target amortization class:
Series 2007-3366 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.6892% 5/15/37 (d)(e)	102,527	99,828
Series 2156 Class TC, 6.25% 5/15/29	5,528	5,531
Freddie Mac Manufactured Housing participation certificates guaranteed sequential payer:
Series 2043 Class ZH, 6% 4/15/28	8,364	8,402
Series 2056 Class Z, 6% 5/15/28	19,684	19,799
Freddie Mac Multi-family Structured pass-thru certificates:
planned amortization class Series 2021-5165 Class PC, 1.5% 11/25/51	2,312,843	1,895,018
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	1,652,091	1,411,208
Class GC, 2% 11/25/47	1,677,662	1,411,534
Series 2021-5164 Class M, 2.5% 7/25/48	1,685,622	1,440,131
Series 4386 Class AZ, 4.5% 11/15/40	928,868	890,957
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.2542% 6/16/37 (d)(p)(q)	50,365	4,592
Series 2010-H03 Class FA, CME Term SOFR 1 Month Index + 0.660% 6.0011% 3/20/60 (d)(e)(s)	348,388	347,403
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7811% 7/20/60 (d)(e)(s)	90,637	90,168
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7629% 9/20/60 (d)(e)(s)	83,795	83,240
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7629% 8/20/60 (d)(e)(s)	76,657	76,183
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8429% 12/20/60 (d)(e)(s)	197,230	196,265
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9629% 12/20/60 (d)(e)(s)	145,758	145,269
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9629% 2/20/61 (d)(e)(s)	122,164	121,643
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.9529% 2/20/61 (d)(e)(s)	199,558	198,743
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9629% 4/20/61 (d)(e)(s)	152,742	152,206
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.9629% 5/20/61 (d)(e)(s)	190,725	190,107
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9629% 5/20/61 (d)(e)(s)	177,011	176,459
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.9929% 6/20/61 (d)(e)(s)	190,319	189,779
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0629% 10/20/61 (d)(e)(s)	355,719	354,967
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1629% 11/20/61 (d)(e)(s)	219,581	219,378
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1629% 1/20/62 (d)(e)(s)	107,367	107,251
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0929% 1/20/62 (d)(e)(s)	205,110	204,675
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0929% 3/20/62 (d)(e)(s)	99,085	98,791
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 6.1129% 5/20/61 (d)(e)(s)	6,314	6,259
Series 2012-H23 Class WA, CME Term SOFR 1 Month Index + 0.630% 5.9829% 10/20/62 (d)(e)(s)	97,973	97,641
Series 2013-H07 Class BA, CME Term SOFR 1 Month Index + 0.360% 5.8229% 3/20/63 (d)(e)(s)	179,618	178,665
Series 2014-H03 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0629% 1/20/64 (d)(e)(s)	111,411	111,171
Series 2014-H05 Class FB, CME Term SOFR 1 Month Index + 0.710% 6.0629% 12/20/63 (d)(e)(s)	237,637	237,135
Series 2014-H11 Class BA, CME Term SOFR 1 Month Index + 0.610% 5.9629% 6/20/64 (d)(e)(s)	691,730	689,455
Series 2014-H20 Class BF, CME Term SOFR 1 Month Index + 0.610% 5.9629% 9/20/64 (d)(e)(s)	2,266,453	2,257,614
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 5.8629% 12/20/62 (d)(e)(s)	16,182	15,892
Series 2019-11 Class F, CME Term SOFR 1 Month Index + 0.510% 5.8343% 1/20/49 (d)(e)	1,945,229	1,914,431
Series 2019-128 Class FH, CME Term SOFR 1 Month Index + 0.610% 5.9343% 10/20/49 (d)(e)	628,275	610,290
Series 2019-23 Class NF, CME Term SOFR 1 Month Index + 0.560% 5.8843% 2/20/49 (d)(e)	1,240,433	1,211,982
planned amortization class:
Series 2011-136 Class WI, 4.5% 5/20/40 (p)	15,560	934
Series 2016-69 Class WA, 3% 2/20/46	651,018	587,031
Series 2017-134 Class BA, 2.5% 11/20/46	898,079	801,804
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	139,318	136,018
Series 2010-160 Class DY, 4% 12/20/40	1,475,546	1,412,711
Series 2010-170 Class B, 4% 12/20/40	326,455	312,133
Series 2017-139 Class BA, 3% 9/20/47	3,006,199	2,660,130
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.0642% 5/16/34 (d)(p)(q)	28,929	1,790
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.7642% 8/17/34 (d)(p)(q)	27,617	2,065
Series 2010-116 Class QB, 4% 9/16/40	3,261,453	3,121,342
Series 2010-H10 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7811% 5/20/60 (d)(e)(s)	246,170	244,967
Series 2011-94 Class SA, 5.980% - CME Term SOFR 1 Month Index 0.6657% 7/20/41 (d)(p)(q)	126,264	10,732
Series 2013-149 Class MA, 2.5% 5/20/40	920,123	884,357
Series 2014-2 Class BA, 3% 1/20/44	1,816,828	1,639,015
Series 2014-21 Class HA, 3% 2/20/44	675,575	608,093
Series 2014-25 Class HC, 3% 2/20/44	1,153,329	1,036,838
Series 2014-5 Class A, 3% 1/20/44	958,765	864,887
Series 2015-H13 Class HA, 2.5% 8/20/64 (s)	6,199	5,901
Series 2017-186 Class HK, 3% 11/16/45	1,660,458	1,480,503
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.16% 8/20/66 (d)(e)(s)	1,229,249	1,223,969
TOTAL U.S. GOVERNMENT AGENCY		357,951,655
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $404,949,746)		400,445,220

Commercial Mortgage Securities - 5.9%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2019-RLJ Class D, CME Term SOFR 1 Month Index + 1.990% 7.315% 4/15/36 (b)(d)(e)	1,045,000	1,041,240
Series 2021-JACX Class E, CME Term SOFR 1 Month Index + 3.860% 9.1825% 9/15/38 (b)(d)(e)	627,000	470,656
Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.468% 1/15/39 (b)(d)(e)	9,488,000	9,363,470
Class B, CME Term SOFR 1 Month Index + 1.550% 6.868% 1/15/39 (b)(d)(e)	1,792,000	1,757,280
Class C, CME Term SOFR 1 Month Index + 2.150% 7.468% 1/15/39 (b)(d)(e)	1,279,000	1,251,422
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	6,400,000	6,114,773
Class ANM, 3.112% 11/5/32 (b)	7,809,000	7,214,744
Series 2015-200P Class F, 3.5958% 4/14/33 (b)(d)	455,000	421,664
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	1,753,000	1,470,297
Class CNM, 3.7186% 11/5/32 (b)(d)	725,000	546,289
BANK sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	7,500,000	7,044,827
Series 2018-BN14 Class A4, 4.231% 9/15/60	12,400,000	11,881,640
Series 2019-BN20 Class ASB, 2.933% 9/15/62	400,000	375,481
Series 2019-BN21 Class A5, 2.851% 10/17/52	1,355,000	1,199,495
Series 2019-BN23 Class ASB, 2.846% 12/15/52	1,100,000	1,030,844
Series 2020-BN28 Class A4, 1.844% 3/15/63	833,000	679,891
Series 2021-BN32 Class A5, 2.643% 4/15/54	356,000	302,816
Series 2021-BN33 Class A5, 2.556% 5/15/64	700,000	588,846
Series 2021-BN35 Class A5, 2.285% 6/15/64	1,052,000	868,247
Series 2022-BNK39 Class A4, 2.928% 2/15/55	920,000	787,677
Series 2022-BNK40, Class A4, 3.3935% 3/15/64 (d)	295,000	261,294
Series 2022-BNK42:
Class D, 2.5% 6/15/55 (b)	531,000	336,473
Class E, 2.5% 6/15/55 (b)(h)	416,000	236,682
Series 2022-BNK42, Class A5, 4.493% 6/15/55 (d)	988,000	940,687
Series 2023-5YR1:
Class A2, 5.779% 4/15/56	2,700,000	2,744,050
Class A3, 6.26% 4/15/56	8,500,000	8,766,627
Series 2023-BNK45 Class C, 6.2791% 2/15/56 (d)	418,000	419,563
Bank sequential payer Series 2023-BNK46 Class A4, 5.745% 8/15/56	1,239,000	1,290,002
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)	782,000	510,079
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (b)	960,000	430,298
Class E, 2.8% 11/15/50 (b)	609,000	223,643
Series 2018-BN10 Class C, 4.163% 2/15/61 (d)	1,306,000	1,159,860
Series 2018-BN15:
Class D, 3% 11/15/61 (b)(h)	430,000	317,188
Class E, 3% 11/15/61 (b)(h)	430,000	280,974
Series 2020-BN25 Class C, 3.3529% 1/15/63 (d)	775,000	618,366
Series 2020-BN27 Class D, 2.5% 4/15/63 (b)	243,000	158,851
Series 2020-BN28:
Class A/S, 2.14% 3/15/63	361,000	294,088
Class E, 2.5% 3/15/63 (b)	252,000	152,850
Series 2020-BN30 Class MCDG, 2.9182% 12/15/53 (d)(h)	2,104,000	841,743
Series 2021-BN33:
Class B, 2.893% 5/15/64	572,000	464,089
Class XA, 1.0526% 5/15/64 (d)(p)	6,854,657	347,138
Series 2021-BN38 Class C, 3.2174% 12/15/64 (d)	146,000	109,356
Series 2022-BNK43 Class D, 3% 8/15/55 (b)	994,000	628,535
Series 2022-BNK44:
Class A/S, 5.7451% 11/15/55 (d)	620,000	622,811
Class C, 5.7451% 11/15/55 (d)	2,056,000	1,859,513
Bank Series 2023-BNK46:
Class B, 6.7735% 8/15/56 (d)	843,000	898,286
Class C, 6.7735% 8/15/56 (d)	372,000	377,429
Bank 2018-Bnk13 sequential payer Series 2018-BN13:
Class A4, 3.953% 8/15/61	2,400,000	2,282,580
Class A5, 4.217% 8/15/61	5,600,000	5,347,167
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3 Class C, 4.352% 2/15/50 (d)	347,000	314,209
Bank of America Commercial Mortgage Trust Series 2016-UB10:
Class D, 3% 7/15/49 (b)	1,180,000	908,432
Class XA, 1.7254% 7/15/49 (d)(p)	8,649,223	223,365
BANK Trust sequential payer Series 2017-BNK5:
Class A5, 3.39% 6/15/60	8,900,000	8,372,582
Class ASB, 3.179% 6/15/60	6,208,438	6,015,743
Bank5 2023-5Yr3:
sequential payer Series 2023-5YR3 Class A3, 6.724% 9/15/56	4,200,000	4,439,250
Series 2023-5YR3:
Class A/S, 7.3154% 9/15/56 (d)	500,000	534,993
Class B, 7.3154% 9/15/56 (d)	312,000	328,187
Class C, 7.3154% 9/15/56 (d)	312,000	311,699
Bank5 2023-5Yr4 Series 2023-5YR4 Class C, 7.5344% 12/15/56 (d)	604,000	604,040
Barclays Commercial Mortgage Securities sequential payer Series 2021-C12 Class A5, 2.689% 11/15/54	283,000	239,561
Barclays Commercial Mortgage Securities LLC Series 2019-C5 Class D, 2.5% 11/15/52 (b)	188,000	130,167
BBCMS 2021-Agw Mtg Trust sequential payer Series 2024-C24:
Class B, 5.718% 2/15/57	445,000	445,563
Class C, 6% 2/15/57	191,000	187,488
BBCMS Mortgage Trust:
sequential payer:
Series 2020-C8 Class E, 2.25% 10/15/53 (b)	830,000	447,952
Series 2021-C10 Class ASB, 2.268% 7/15/54	2,000,000	1,786,730
Series 2022-C14 Class A5, 2.946% 2/15/55	1,388,000	1,186,550
Series 2022-C17 Class A5, 4.441% 9/15/55	1,426,000	1,360,708
Series 2022-C18 Class A5, 5.71% 12/15/55	1,593,000	1,659,106
Series 2023-C19 Class A5, 5.451% 4/15/56	1,016,000	1,040,330
Series 2023-C20 Class A5, 5.576% 7/15/56	886,000	916,338
Series 2023-C21:
Class A/S, 6.2963% 9/15/56 (d)	625,000	658,308
Class A3, 6.2963% 9/15/56 (d)	1,900,000	1,988,564
Series 2023-C22 Class C, 7.1261% 11/15/56 (d)	1,592,000	1,672,798
Series 2016-ETC:
Class D, 3.6089% 8/14/36 (b)(d)	483,000	395,258
Class E, 3.6089% 8/14/36 (b)(d)	363,000	277,906
Series 2019-C3 Class C, 4.178% 5/15/52	273,000	218,862
Series 2020-C7:
Class A/S, 2.444% 4/15/53	128,000	104,805
Class B, 3.152% 4/15/53	481,000	386,482
Series 2022-C15, Class A5, 3.662% 4/15/55	1,203,000	1,079,148
Series 2022-C16:
Class A5, 4.6% 6/15/55	1,816,000	1,753,283
Class B, 4.6% 6/15/55	441,000	387,366
Series 2022-C17 Class B, 4.889% 9/15/55	588,000	540,477
Series 2022-C18, Class B, 6.149% 12/15/55 (d)	756,000	760,650
Series 2023 C19 Class B, 6.3326% 4/15/56 (d)	478,000	474,911
Series 2023-5C23 Class B, 7.4547% 12/15/56 (d)	828,000	871,895
Series 2023-C21 Class C, 6.2963% 9/15/56 (d)	1,252,000	1,190,455
Benchmark 2023-V3 Mtg Trust sequential payer Series 2023-V3 Class A3, 6.3629% 7/15/56	1,400,000	1,461,373
Benchmark 2024-V5 Mortgage Trust sequential payer Series 2024-V5:
Class A3, 5.8053% 1/10/57	4,900,000	5,029,865
Class B, 6.0594% 1/10/57 (d)	445,000	446,477
Class C, 6.9726% 1/10/57 (d)	550,000	561,545
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	1,536,000	1,463,309
Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (b)(d)	399,000	8,016
Class 225E, 3.2943% 12/15/62 (b)(d)(h)	269,000	2,769
Series 2019-B15 Class AAB, 2.859% 12/15/72	1,600,000	1,501,144
Series 2020-B20 Class E, 2% 10/15/53 (b)	588,000	286,692
Series 2020-B21 Class A5, 1.9775% 12/17/53	849,000	686,199
Series 2020-B22, Class A5, 1.973% 1/15/54	590,000	474,541
Series 2021-B29, Class A5, 2.3879% 9/15/54	1,716,000	1,414,141
Series 2022-B34 Class A5, 3.786% 4/15/55	532,000	466,526
Series 2022-B36 Class A5, 4.4699% 7/15/55	619,000	589,009
Series 2022-B37 Class A5, 5.9426% 11/15/55 (d)	719,000	751,573
Series 2023-B38 Class A4, 5.5246% 4/15/56	613,000	628,142
Series 2023-B39 Class A5, 5.7536% 7/15/56	1,361,000	1,419,247
Series 2023-C5 Class A5, 5.7653% 6/15/56	766,700	799,780
Series 2023-V4 Class A3, 6.8409% 11/15/56	6,667,000	7,083,862
Series 2018-B6 Class D, 3.094% 10/10/51 (b)(d)	613,000	355,687
Series 2018-B7 Class D, 3% 5/15/53 (b)(d)	351,000	248,487
Series 2019-B12 Class B, 3.5702% 8/15/52	462,000	388,566
Series 2019-B13 Class D, 2.5% 8/15/57 (b)	672,000	443,321
Series 2019-B14 Class XA, 0.7701% 12/15/62 (d)(p)	16,673,719	422,382
Series 2020-B18:
Class AGNG, 4.3885% 7/15/53 (b)(d)	1,113,000	976,000
Class D, 2.25% 7/15/53 (b)	777,000	465,119
Series 2020-B21:
Class A/S, 2.2543% 12/17/53	335,000	267,436
Class D, 2% 12/17/53 (b)(h)	446,000	264,866
Series 2020-IG2:
Class C, 3.2931% 9/15/48 (b)(d)	315,000	167,243
Class D, 3.2931% 9/15/48 (b)(d)	1,503,000	516,554
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (b)(d)	789,000	539,325
Series 2021-B25:
Class 300D, 2.9942% 4/15/54 (b)(d)	850,000	543,927
Class 300E, 2.9942% 4/15/54 (b)(d)	282,000	185,649
Series 2021-B27 Class XA, 1.2588% 7/15/54 (d)(p)	11,281,852	674,488
Series 2022 B37 Class B, 5.7508% 11/15/55 (d)	434,000	416,515
Series 2022-B35 Class D, 2.5% 5/15/55 (b)(h)	949,000	557,938
Series 2022-B36:
Class A/S, 4.9505% 7/15/55	618,000	576,686
Class D, 2.5% 7/15/55 (b)	712,000	400,829
Series 2022-B37 Class C, 5.9426% 11/15/55 (d)	823,000	683,340
Series 2023 B38:
Class B, 6.2446% 4/15/56 (d)	598,000	597,272
Class C, 6.2446% 4/15/56 (d)	800,000	686,844
Series 2023-B39 Class C, 6.5746% 7/15/56 (d)	926,000	917,685
Series 2023-V2 Class A/S, 6.5374% 5/15/55	412,000	424,330
Series 2023-V4:
Class B, 7.4604% 11/15/56 (d)	606,000	640,012
Class C, 7.4604% 11/15/56 (d)	606,000	620,472
BHP Trust floater Series 2019-BXHP Class F, CME Term SOFR 1 Month Index + 2.980% 8.303% 8/15/36 (b)(d)(e)	319,900	314,649
BLP Commercial Mortgage Trust:
floater Series 2024-IND2 Class D, CME Term SOFR 1 Month Index + 2.590% 7.8904% 3/15/41 (b)(d)(e)	629,000	629,197
sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.6422% 3/15/41 (b)(d)(e)	7,279,000	7,273,218
BMO 2024-5C3 Mortgage Trust Series 2024-5C3:
Class B, 6.5567% 2/15/57 (d)	599,000	612,645
Class C, 6.8592% 2/15/57 (d)	158,000	158,449
BMO Mortgage Trust:
sequential payer:
Series 2022-C1 Class A5, 3.374% 2/15/55	1,650,000	1,454,376
Series 2023-5C1 Class A3, 6.534% 8/15/56	5,500,000	5,753,639
Series 2023-C6 Class A5, 5.9562% 9/15/56	626,000	661,569
Series 2022-C1:
Class 360D, 3.9387% 2/17/55 (b)(d)(h)	441,000	279,209
Class 360E, 3.9387% 2/17/55 (b)(d)	546,000	330,611
Series 2022-C3 Class D, 2.5% 9/15/54 (b)	361,000	193,573
Series 2023-5C1:
Class A/S, 7.1177% 8/15/56 (d)	1,680,000	1,762,330
Class B, 6.96% 8/15/56 (d)	279,000	283,528
Series 2023-5C2 Class A5, 7.244% 11/15/56 (d)	1,255,000	1,339,160
Series 2023-C4:
Class B, 5.3961% 2/15/56 (d)	473,000	466,043
Class C, 5.8632% 2/15/56 (d)	1,315,000	1,282,616
Class D, 5.8632% 2/15/56 (b)(d)(h)	294,000	231,216
Series 2023-C6 Class A/S, 6.5504% 9/15/56 (d)	620,000	655,310
Series 2023-C7 Class C, 7.1229% 12/15/56 (d)	486,000	500,276
BPR 2023-STON Mortgage Trust sequential payer Series 2023-STON Class A, 7.497% 12/5/39 (b)	577,000	599,025
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2156% 4/15/37 (b)(d)(e)	34,231,000	34,336,808
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7646% 4/15/37 (b)(d)(e)	10,615,000	10,598,414
Class D, CME Term SOFR 1 Month Index + 3.690% 9.0126% 4/15/37 (b)(d)(e)	1,327,000	1,315,498
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, CME Term SOFR 1 Month Index + 2.570% 7.89% 6/15/35 (b)(d)(e)	168,000	162,622
BX Commercial Mortgage Trust:
floater:
Series 2017-APPL Class F, PRIME RATE + 1.310% 9.944% 7/15/34 (b)(d)(e)	208,291	207,124
Series 2019-CALM Class E, CME Term SOFR 1 Month Index + 2.110% 7.4325% 11/15/32 (b)(d)(e)	149,800	148,021
Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.340% 6.6643% 4/15/34 (b)(d)(e)	6,526,000	6,502,352
Class C, CME Term SOFR 1 Month Index + 1.640% 6.9643% 4/15/34 (b)(d)(e)	4,315,000	4,295,227
Class D, CME Term SOFR 1 Month Index + 1.940% 7.2643% 4/15/34 (b)(d)(e)	4,529,000	4,503,780
Class G, CME Term SOFR 1 Month Index + 3.640% 8.9643% 4/15/34 (b)(d)(e)	861,000	851,944
Series 2019-XL:
Class C, CME Term SOFR 1 Month Index + 1.360% 6.6821% 10/15/36 (b)(d)(e)	4,937,075	4,927,818
Class D, CME Term SOFR 1 Month Index + 1.560% 6.8821% 10/15/36 (b)(d)(e)	15,080,700	15,042,998
Class E, CME Term SOFR 1 Month Index + 1.910% 7.2321% 10/15/36 (b)(d)(e)	21,532,200	21,464,912
Class F, CME Term SOFR 1 Month Index + 2.110% 7.4321% 10/15/36 (b)(d)(e)	1,955,000	1,947,669
Class J, CME Term SOFR 1 Month Index + 2.760% 8.0821% 10/15/36 (b)(d)(e)	5,355,000	5,224,473
Series 2020-VKNG:
Class E, CME Term SOFR 1 Month Index + 2.210% 7.5325% 10/15/37 (b)(d)(e)	262,500	259,875
Class F, CME Term SOFR 1 Month Index + 2.860% 8.1825% 10/15/37 (b)(d)(e)	695,100	680,042
Class G, CME Term SOFR 1 Month Index + 3.360% 8.6825% 10/15/37 (b)(d)(e)	615,300	596,373
Series 2021 LBA, Class GV, CME Term SOFR 1 Month Index + 3.110% 8.4325% 2/15/36 (b)(d)(e)	646,882	621,064
Series 2021-ACNT Class G, CME Term SOFR 1 Month Index + 3.400% 8.7275% 11/15/38 (b)(d)(e)	661,880	642,606
Series 2021-BXMF Class G, CME Term SOFR 1 Month Index + 3.460% 8.782% 10/15/26 (b)(d)(e)	1,753,991	1,675,062
Series 2021-LBA:
Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2325% 2/15/36 (b)(d)(e)	1,400,000	1,390,375
Class DJV, CME Term SOFR 1 Month Index + 1.710% 7.0325% 2/15/36 (b)(d)(e)	287,000	281,260
Class DV, CME Term SOFR 1 Month Index + 1.710% 7.0325% 2/15/36 (b)(d)(e)	1,013,027	991,817
Class FJV, CME Term SOFR 1 Month Index + 2.510% 7.8325% 2/15/36 (b)(d)(e)	534,000	517,252
Class FV, CME Term SOFR 1 Month Index + 2.510% 7.8325% 2/15/36 (b)(d)(e)	865,146	841,572
Class GJV, CME Term SOFR 1 Month Index + 3.110% 8.4325% 2/15/36 (b)(d)(e)	1,572,000	1,504,289
Series 2021-MC Class G, CME Term SOFR 1 Month Index + 3.200% 8.5193% 4/15/34 (b)(d)(e)	397,500	330,779
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1216% 10/15/36 (b)(d)(e)	19,900,000	19,694,781
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3313% 10/15/36 (b)(d)(e)	2,565,000	2,521,716
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5311% 10/15/36 (b)(d)(e)	3,433,000	3,355,758
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7308% 10/15/36 (b)(d)(e)	3,333,000	3,237,176
Class E, CME Term SOFR 1 Month Index + 2.060% 7.38% 10/15/36 (b)(d)(e)	11,589,000	11,357,220
Class G, CME Term SOFR 1 Month Index + 3.060% 8.3786% 10/15/36 (b)(d)(e)	798,000	762,782
Series 2021-SOAR:
Class F, CME Term SOFR 1 Month Index + 2.460% 7.7825% 6/15/38 (b)(d)(e)	1,170,518	1,150,034
Class G, CME Term SOFR 1 Month Index + 2.910% 8.2325% 6/15/38 (b)(d)(e)	2,111,523	2,058,735
Class J, CME Term SOFR 1 Month Index + 3.860% 9.1825% 6/15/38 (b)(d)(e)	1,485,658	1,449,100
Series 2021-VINO:
Class F, CME Term SOFR 1 Month Index + 2.910% 8.2348% 5/1/38 (b)(d)(e)	831,411	814,783
Class G, CME Term SOFR 1 Month Index + 4.060% 9.3848% 5/1/38 (b)(d)(e)	1,496,540	1,473,180
Series 2021-VOLT:
Class F, CME Term SOFR 1 Month Index + 2.510% 7.8321% 9/15/36 (b)(d)(e)	2,221,000	2,189,094
Class G, CME Term SOFR 1 Month Index + 2.960% 8.2821% 9/15/36 (b)(d)(e)	2,753,000	2,693,522
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.8086% 4/15/37 (b)(d)(e)	15,329,953	15,329,953
Series 2022-LBA6:
Class E, CME Term SOFR 1 Month Index + 2.700% 8.0176% 1/15/39 (b)(d)(e)	824,000	807,520
Class F, CME Term SOFR 1 Month Index + 3.350% 8.6676% 1/15/39 (b)(d)(e)	1,160,000	1,143,179
Class G, CME Term SOFR 1 Month Index + 4.200% 9.5176% 1/15/39 (b)(d)(e)	378,000	371,212
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.3305% 2/15/39 (b)(d)(e)	19,301,844	19,163,112
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6299% 2/15/39 (b)(d)(e)	6,921,291	6,834,775
Class C, CME Term SOFR 1 Month Index + 1.560% 6.8793% 2/15/39 (b)(d)(e)	5,815,913	5,721,405
Class D, CME Term SOFR 1 Month Index + 1.960% 7.2784% 2/15/39 (b)(d)(e)	5,815,913	5,719,587
Class G, CME Term SOFR 1 Month Index + 4.100% 9.4234% 2/15/39 (b)(d)(e)	1,555,419	1,531,276
Series 2023-XL3:
Class A, CME Term SOFR 1 Month Index + 1.760% 7.0791% 12/9/40 (b)(d)(e)	11,505,000	11,584,097
Class B, CME Term SOFR 1 Month Index + 2.190% 7.5085% 12/9/40 (b)(d)(e)	2,543,000	2,562,867
Class C, CME Term SOFR 1 Month Index + 2.640% 7.9578% 12/9/40 (b)(d)(e)	1,378,000	1,388,766
Class D, CME Term SOFR 1 Month Index + 3.580% 8.9064% 12/9/40 (b)(d)(e)	1,489,000	1,500,168
Series 2024-MF:
Class D, CME Term SOFR 1 Month Index + 2.680% 7.9898% 2/15/39 (b)(d)(e)	528,000	528,000
Class E, CME Term SOFR 1 Month Index + 3.730% 9.0383% 2/15/39 (b)(d)(e)	1,188,000	1,190,196
floater sequential payer:
Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.3085% 11/15/32 (b)(d)(e)	582,243	581,333
Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3643% 4/15/34 (b)(d)(e)	8,333,000	8,310,772
sequential payer Series 2019-OC11 Class A, 3.202% 12/9/41 (b)	1,771,000	1,564,601
Series 2019-OC11:
Class D, 3.944% 12/9/41 (b)(d)	84,000	72,846
Class E, 3.944% 12/9/41 (b)(d)	5,912,000	5,002,057
Series 2020-VIVA:
Class D, 3.5488% 3/11/44 (b)(d)	2,936,000	2,461,278
Class E, 3.5488% 3/11/44 (b)(d)	2,839,000	2,307,356
BX Commercial Mortgage Trust 2024-Xl4:
floater Series 2024-XL4:
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1092% 2/15/39 (b)(d)(e)	2,186,000	2,183,268
Class E, CME Term SOFR 1 Month Index + 4.180% 9.5057% 2/15/39 (b)(d)(e)	1,966,000	1,965,017
floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7597% 2/15/39 (b)(d)(e)	17,577,000	17,577,000
BX Commerical Mortgage Trust:
floater Series 2019-ATL Class E, CME Term SOFR 1 Month Index + 2.350% 7.6691% 10/15/36 (b)(d)(e)	546,000	529,620
floater sequential payer Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1025% 6/15/38 (b)(d)(e)	6,444,031	6,383,618
BX Trust floater:
Series 2021-MFM1:
Class F, CME Term SOFR 1 Month Index + 3.110% 8.4325% 1/15/34 (b)(d)(e)	1,623,709	1,592,686
Class G, CME Term SOFR 1 Month Index + 4.010% 9.3325% 1/15/34 (b)(d)(e)	87,354	84,844
Series 2022-GPA:
Class A, CME Term SOFR 1 Month Index + 2.160% 7.4826% 8/15/39 (b)(d)(e)	11,443,309	11,472,006
Class D, CME Term SOFR 1 Month Index + 4.060% 9.3786% 8/15/43 (b)(d)(e)	1,429,918	1,433,492
Series 2022-IND:
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2576% 4/15/37 (b)(d)(e)	6,901,005	6,898,835
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6076% 4/15/37 (b)(d)(e)	1,557,032	1,555,086
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1566% 4/15/37 (b)(d)(e)	1,303,651	1,301,206
Class F, CME Term SOFR 1 Month Index + 4.780% 10.1036% 4/15/37 (b)(d)(e)	1,786,683	1,773,712
Series 2022-VAMF Class F, CME Term SOFR 1 Month Index + 3.290% 8.6166% 1/15/39 (b)(d)(e)	443,000	412,491
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/44 (b)(d)	189,000	105,766
BXSC Commercial Mortgage Trust floater Series 2022-WSS Class F, 10.647% 3/15/35 (b)(d)	1,534,000	1,515,304
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/39 (b)(d)	976,000	530,821
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class F, CME Term SOFR 1 Month Index + 2.840% 8.165% 12/15/37 (b)(d)(e)	100,000	98,875
Class G, CME Term SOFR 1 Month Index + 3.540% 8.865% 12/15/37 (b)(d)(e)	3,620,500	3,569,821
CD Mortgage Trust Series 2017-CD3:
Class C, 4.5385% 2/10/50 (d)	813,000	392,076
Class D, 3.25% 2/10/50 (b)	735,000	252,434
CEDR Commercial Mortgage Trust floater Series 2022-SNAI Class F, CME Term SOFR 1 Month Index + 3.610% 8.9311% 2/15/39 (b)(d)(e)	2,211,000	1,835,433
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	17,851,842	16,017,415
CFCRE Commercial Mortgage Trust sequential payer Series 2016-C7 Class A2, 3.5853% 12/10/54	1,838,716	1,734,995
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3825% 11/15/36 (b)(d)(e)	5,780,000	5,714,826
Class B, CME Term SOFR 1 Month Index + 1.360% 6.6825% 11/15/36 (b)(d)(e)	1,600,000	1,542,636
Cgms Commercial Mortgage Trust sequential payer Series 2017-B1 Class A3, 3.197% 8/15/50	2,128,823	1,983,868
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2019-C7 Class A4, 3.102% 12/15/72	903,000	803,065
Series 2019-GC41 Class AAB, 2.7198% 8/10/56	5,700,000	5,341,247
Series 2020-GC46 Class AAB, 2.614% 2/15/53	3,500,000	3,256,275
Series 2015-GC27 Class A5, 3.137% 2/10/48	7,500,000	7,357,980
Series 2015-GC29 Class XA, 1.0112% 4/10/48 (d)(p)	17,943,296	138,490
Series 2015-GC33 Class XA, 0.8676% 9/10/58 (d)(p)	28,507,866	293,081
Series 2016-P4 Class D, 3.9465% 7/10/49 (b)(d)	965,000	743,050
Series 2016-P6 Class XA, 0.555% 12/10/49 (d)(p)	20,956,794	255,275
Series 2019-GC41 Class D, 3% 8/10/56 (b)	546,000	383,010
Series 2020-420K:
Class D, 3.3118% 11/10/42 (b)(d)	280,000	230,372
Class E, 3.3118% 11/10/42 (b)(d)	567,000	451,572
Series 2022-GC48 Class D, 2.5% 6/15/55 (b)	1,029,000	592,026
Series 2023-PRM3 Class D, 6.3597% 7/10/28 (b)(d)	676,000	650,005
Series 2023-SMRT Class D, 5.8524% 10/12/40 (b)(d)	1,212,000	1,166,805
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, CME Term SOFR 1 Month Index + 3.340% 8.664% 9/15/33 (b)(d)(e)	267,000	131,779
Class G, CME Term SOFR 1 Month Index + 5.350% 10.6703% 9/15/33 (b)(d)(e)(h)	300,000	117,900
sequential payer:
Series 2013-LC6 Class E, 3.5% 1/10/46 (b)	527,000	476,936
Series 2014-CR18 Class A5, 3.828% 7/15/47	2,597,927	2,580,897
Series 2012-CR1:
Class D, 5.1686% 5/15/45 (b)(d)	851,462	661,697
Class G, 2.462% 5/15/45 (b)(h)	108,136	1,625
Series 2012-LC4 Class C, 5.3735% 12/10/44 (d)	94,000	79,665
Series 2013-LC6 Class D, 3.9551% 1/10/46 (b)(d)	313,394	294,591
Series 2014-CR15 Class D, 4.1405% 2/10/47 (b)(d)	173,000	150,510
Series 2014-CR20:
Class AM, 3.938% 11/10/47	156,000	150,911
Class C, 4.4468% 11/10/47 (d)	635,000	598,173
Class XA, 0.9224% 11/10/47 (d)(p)	32,701,616	56,531
Series 2014-LC17 Class XA, 0.645% 10/10/47 (d)(p)	20,200,689	25,558
Series 2014-UBS2 Class D, 4.9312% 3/10/47 (b)(d)	542,000	449,860
Series 2014-UBS6 Class XA, 0.8226% 12/10/47 (d)(p)	37,762,632	97,869
Series 2015-3BP Class F, 3.2384% 2/10/35 (b)(d)	845,000	723,968
Series 2015-LC19:
Class B, 3.829% 2/10/48	100,000	93,501
Class D, 2.867% 2/10/48 (b)	1,230,000	1,060,276
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)	173,000	115,741
Series 2019-CD4 Class C, 4.3497% 5/10/50 (d)	739,000	564,660
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (b)	202,000	151,964
Commercial Mortgage Trust Series 2016-CD2:
Class C, 3.9777% 11/10/49 (d)	352,000	288,177
Class D, 2.7277% 11/10/49 (d)(h)	299,000	156,957
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class E, 4.535% 8/15/45 (b)(d)	276,491	268,613
Class F, 4.25% 8/15/45 (b)	1,110,000	899,101
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)	286,000	135,850
CPT Mortgage Trust sequential payer Series 2019-CPT:
Class E, 2.9968% 11/13/39 (b)(d)	714,000	459,664
Class F, 2.9968% 11/13/39 (b)(d)	651,000	380,959
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, CME Term SOFR 1 Month Index + 4.330% 9.649% 6/15/34 (b)(e)(h)	636,000	282,331
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, CME Term SOFR 1 Month Index + 1.020% 6.345% 5/15/36 (b)(d)(e)	3,591,066	3,591,095
Class B, CME Term SOFR 1 Month Index + 1.270% 6.595% 5/15/36 (b)(d)(e)	9,024,548	9,023,107
Class C, CME Term SOFR 1 Month Index + 1.470% 6.795% 5/15/36 (b)(d)(e)	5,178,117	5,177,938
Class F, CME Term SOFR 1 Month Index + 2.690% 8.015% 5/15/36 (b)(d)(e)	377,062	375,583
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	3,920,754	3,630,851
Series 2021-BRIT Class A, CME Term SOFR 1 Month Index + 3.570% 8.8917% 5/15/26 (b)(d)(e)	815,650	743,318
CSAIL 2018-CX12 Commercial Mortgage Trust sequential payer Series 2018-CX12 Class A3, 3.9585% 8/15/51	2,260,000	2,131,533
CSAIL Commercial Mortgage Trust:
sequential payer Series 2017-CX10 Class ASB, 3.3269% 11/15/50	4,014,679	3,906,734
Series 2017-C8 Class D, 4.4151% 6/15/50 (b)(d)	701,000	518,992
Series 2018-CX11 Class C, 4.8221% 4/15/51 (d)	282,000	249,636
Series 2019-C16 Class C, 4.2371% 6/15/52 (d)	630,000	525,168
Series 2019-C18 Class A/S, 3.3214% 12/15/52	480,000	412,803
CSMC Series 2019-UVIL Class E, 3.2833% 12/15/41 (b)(d)	1,925,000	1,497,312
DBGS Mortgage Trust:
Series 2018-C1 Class C, 4.648% 10/15/51 (d)	189,000	158,804
Series 2019-1735 Class F, 4.1946% 4/10/37 (b)(d)	665,000	364,228
DBJPM Mortgage Trust Series 2020-C9:
Class AM, 2.34% 8/15/53	361,000	289,837
Class D, 2.25% 9/15/53 (b)	212,000	130,114
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.3897% 8/10/44 (b)(d)	378,677	338,543
DC Office Trust Series 2019-MTC Class E, 3.072% 9/15/45 (b)(d)	250,000	135,488
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.4793% 8/10/49 (d)	218,000	163,673
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2:
Class A, 6.038% 1/15/41 (b)(d)	3,443,000	3,391,358
Class C, 6.6891% 1/15/41 (b)(d)	350,000	333,891
Class D, 6.9552% 1/15/41 (b)(d)	2,165,000	2,046,865
Class E, 5.9685% 1/15/41 (b)(d)	458,000	398,910
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1335% 11/15/38 (b)(d)(e)	23,425,733	23,191,476
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5527% 11/15/38 (b)(d)(e)	6,157,832	6,090,481
Class F, CME Term SOFR 1 Month Index + 2.780% 8.0995% 11/15/38 (b)(d)(e)	2,669,892	2,633,181
Class G, CME Term SOFR 1 Month Index + 3.230% 8.5485% 11/15/38 (b)(d)(e)	1,122,693	1,081,412
Class J, CME Term SOFR 1 Month Index + 3.720% 9.0474% 11/15/38 (b)(d)(e)	2,115,538	2,023,106
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5125% 7/15/38 (b)(d)(e)	6,927,239	6,918,591
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8125% 7/15/38 (b)(d)(e)	3,945,084	3,938,920
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1325% 7/15/38 (b)(d)(e)	2,908,012	2,903,469
Class D, CME Term SOFR 1 Month Index + 2.360% 7.6825% 7/15/38 (b)(d)(e)	12,681,021	12,661,092
Class F, CME Term SOFR 1 Month Index + 3.810% 9.1325% 7/15/38 (b)(d)(e)	3,729,066	3,722,077
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	9,597,585	9,420,766
Series 2015-K049 Class A2, 3.01% 7/25/25	1,450,000	1,410,002
Series 2016-K055 Class A2, 2.673% 3/25/26	17,300,000	16,562,553
Series 2019-K736 Class A2, 2.282% 7/25/26	9,300,000	8,799,825
Series 2020-K117 Class A2, 1.406% 8/25/30	2,700,000	2,206,138
Series 2021-K126 Class A2, 2.074% 1/25/31	13,300,000	11,250,837
Series 2022-K750 Class A2, 3% 9/25/29	5,900,000	5,430,122
Series 2023-160 Class A1, 4.68% 10/25/32	4,490,489	4,432,307
Series 2023-K751 Class A2, 4.412% 3/25/30	2,300,000	2,257,004
Series 2023-K754 Class A2, 4.94% 11/25/30	3,700,000	3,728,751
Series 2017-K068 Class A2, 3.244% 8/25/27	9,929,000	9,472,245
Series 2022 K748 Class A2, 2.26% 1/25/29	22,550,000	20,133,120
Series K063 Class A2, 3.43% 1/25/27	800,000	771,980
Series K086 Class A2, 3.859% 11/25/28	3,898,000	3,753,605
FS Commercial Mortgage Trust Series 2023-4SZN:
Class C, 8.1209% 11/10/39 (b)(d)	1,356,000	1,405,077
Class D, 9.0801% 11/10/39 (b)(d)	314,000	324,643
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.3825% 9/15/31 (b)(d)(e)	8,543,699	8,504,202
Series 2018-HART Class A, CME Term SOFR 1 Month Index + 1.140% 6.463% 10/15/31 (b)(d)(e)	1,025,654	1,000,013
Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3825% 10/15/36 (b)(d)(e)	13,201,000	13,011,541
Class B, CME Term SOFR 1 Month Index + 1.260% 6.5825% 10/15/36 (b)(d)(e)	1,550,000	1,505,438
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9825% 10/15/36 (b)(d)(e)	1,277,000	1,225,937
sequential payer:
Series 2017-GS6 Class A2, 3.164% 5/10/50	1,238,364	1,160,377
Series 2017-GS8 Class AAB, 3.313% 11/10/50	4,687,982	4,549,052
Series 2018-GS9 Class A4, 3.992% 3/10/51	1,900,000	1,764,546
Series 2019-GSA1 Class A4, 3.0479% 11/10/52	1,181,000	1,056,148
Series 2020-GC45 Class A5, 2.9106% 2/13/53	1,143,000	1,005,524
Series 2023-SHIP:
Class D, 6.0706% 9/10/38 (b)(d)	991,000	968,693
Class E, 7.4336% 9/10/38 (b)(d)	1,733,000	1,691,447
Series 2010-C1:
Class B, 5.148% 8/10/43 (b)	27,361	27,227
Class X, 0.4452% 8/10/43 (b)(d)(p)	221,635	285
Series 2011-GC5:
Class C, 5.1526% 8/10/44 (b)(d)	505,077	375,894
Class D, 5.1526% 8/10/44 (b)(d)	342,592	124,219
Class E, 5.1526% 8/10/44 (b)(d)	424,043	47,380
Class F, 4.5% 8/10/44 (b)(h)	733,782	2,201
Series 2012-GCJ9:
Class D, 4.7543% 11/10/45 (b)(d)	872,059	795,250
Class E, 4.7543% 11/10/45 (b)(d)(h)	510,000	425,646
Series 2013-GC10 Class D, 4.5366% 2/10/46 (b)(d)	334,000	296,752
Series 2014-GC20 Class XA, 0.8435% 4/10/47 (d)(p)	9,818,521	418
Series 2015-GC34 Class XA, 1.1931% 10/10/48 (d)(p)	8,657,257	125,463
Series 2016-GS2 Class D, 2.753% 5/10/49 (b)	386,000	328,354
Series 2016-GS4 Class C, 3.9517% 11/10/49 (d)	264,000	217,103
Series 2018-GS9 Class D, 3% 3/10/51 (b)	476,000	344,060
Series 2019-GC38 Class D, 3% 2/10/52 (b)	543,000	402,496
Series 2019-GC39 Class D, 3% 5/10/52 (b)	672,000	392,079
Series 2019-GC42:
Class C, 3.6917% 9/10/52 (d)	350,000	284,194
Class D, 2.8% 9/10/52 (b)	727,000	476,827
Series 2019-GS5 Class C, 4.299% 3/10/50 (d)	651,000	447,959
Series 2020-GC45:
Class D, 2.85% 2/13/53 (b)	525,000	352,948
Class SWD, 3.2185% 12/13/39 (b)(d)	399,000	298,706
Series 2020-GC47 Class D, 3.4535% 5/12/53 (b)(d)	189,000	124,537
Hilton U.S.A. Trust Series 2016-HHV:
Class E, 4.1935% 11/5/38 (b)(d)	2,849,000	2,631,704
Class F, 4.1935% 11/5/38 (b)(d)	2,636,000	2,402,543
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (b)	312,502	279,954
Class F, 4.101% 9/17/39 (b)	78,321	69,205
Hudson Yards Mortgage Trust Series 2019-30HY Class E, 3.4431% 7/10/39 (b)(d)	483,000	385,666
IMT Trust Series 2017-APTS Class CFX, 3.4966% 6/15/34 (b)(d)	1,147,000	1,130,495
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)	592,000	549,059
Intown Mortgage Trust:
floater Series 2022-STAY Class E, CME Term SOFR 1 Month Index + 5.030% 10.3494% 8/15/39 (b)(d)(e)	614,000	616,303
floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8066% 8/15/39 (b)(d)(e)	17,389,000	17,481,379
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2022-NXSS Class D, CME Term SOFR 1 Month Index + 4.120% 9.4466% 9/15/39 (b)(d)(e)	934,000	936,622
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C23 Class A5, 3.9342% 9/15/47	4,252,000	4,203,842
Series 2014-C19 Class XA, 5.9231% 4/15/47 (d)(p)	1,045,858	261
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)	106,000	100,209
Series 2014-C26 Class D, 3.8768% 1/15/48 (b)(d)	2,126,000	1,819,823
Series 2015-C30 Class XA, 0.4194% 7/15/48 (d)(p)	20,986,526	94,656
Series 2015-C32 Class C, 4.6665% 11/15/48 (d)	1,368,000	788,301
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.3828% 12/15/49 (b)(d)	696,000	481,783
JPMDB Commercial Mortgage Securities Trust:
sequential payer Series 2016-C4:
Class A2, 2.8822% 12/15/49	1,908,942	1,799,041
Class ASB, 2.9941% 12/15/49	2,175,469	2,101,878
Series 2016-C4:
Class C, 3.0423% 12/15/49 (d)	343,000	248,255
Class D, 3.0423% 12/15/49 (b)(d)	681,000	462,690
Series 2018-C8 Class D, 3.2637% 6/15/51 (b)(d)	223,000	150,425
Series 2019-COR6 Class D, 2.5% 11/13/52 (b)	315,000	185,398
Series 2020-COR7 Class D, 1.75% 5/13/53 (b)(h)	399,000	169,346
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2019-OSB:
Class A, 3.3973% 6/5/39 (b)	887,000	792,397
Class D, 3.7828% 6/5/39 (b)(d)	496,000	424,834
Series 2011-C3:
Class E, 5.5255% 2/15/46 (b)(d)(h)	637,000	270,737
Class G, 4.409% 2/15/46 (b)(d)	202,000	23,430
Class H, 4.409% 2/15/46 (b)(d)(h)	453,000	31,318
Series 2012-CBX:
Class E, 4.6896% 6/15/45 (b)(d)	825,447	726,129
Class F, 4% 6/15/45 (b)(h)	615,000	489,950
Class G 4% 6/15/45 (b)(h)	674,000	456,073
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (d)	584,000	411,895
Class D, 4.2033% 4/15/46 (d)	907,000	408,216
Class F, 3.25% 4/15/46 (b)(d)(h)	1,014,000	64,997
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (b)(d)(h)	516,000	1,292
Class E, 3.8046% 6/10/27 (b)(d)(h)	830,000	2,024
Series 2018-AON Class F, 4.6132% 7/5/31 (b)(d)	409,000	86,008
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	4,763,000	4,304,561
Class CFX, 4.9498% 7/5/33 (b)	1,323,000	1,048,698
Class DFX, 5.3503% 7/5/33 (b)	2,354,000	1,745,985
Class EFX, 5.3635% 7/5/33 (b)(d)	2,783,000	1,898,638
Class XAFX, 1.116% 7/5/33 (b)(d)(p)	19,961,000	493,440
Series 2019-OSB Class E, 3.7828% 6/5/39 (b)(d)	938,000	789,993
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (b)	401,000	184,460
Class FFX, 4.6254% 1/16/37 (b)	642,000	227,910
Class GFX, 4.8445% 1/16/37 (b)(d)	252,000	63,000
KNDR Trust floater Series 2021-KIND Class F, CME Term SOFR 1 Month Index + 4.060% 9.3845% 8/15/38 (b)(d)(e)	1,103,934	1,024,747
Ksl Commercial Mtg Trust 2023-Ht floater Series 2023-HT Class C, CME Term SOFR 1 Month Index + 3.430% 8.7562% 12/15/36 (b)(d)(e)	903,000	906,388
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6129% 5/15/39 (b)(d)(e)	26,961,000	26,725,091
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1116% 5/15/39 (b)(d)(e)	16,119,000	15,937,661
Class C, CME Term SOFR 1 Month Index + 2.090% 7.4108% 5/15/39 (b)(d)(e)	9,032,000	8,919,100
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8596% 5/15/39 (b)(d)(e)	8,027,000	7,660,768
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 3/15/38 (b)(d)(e)	11,520,410	11,394,406
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3125% 3/15/38 (b)(d)(e)	3,263,461	3,214,509
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5325% 3/15/38 (b)(d)(e)	2,053,425	2,017,490
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8325% 3/15/38 (b)(d)(e)	2,855,528	2,805,557
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1825% 3/15/38 (b)(d)(e)	2,494,778	2,432,409
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/40 (b)(d)	455,000	186,550
MED Trust floater Series 2021-MDLN:
Class F, CME Term SOFR 1 Month Index + 4.110% 9.4325% 11/15/38 (b)(d)(e)	1,073,846	1,064,453
Class G, CME Term SOFR 1 Month Index + 5.360% 10.6825% 11/15/38 (b)(d)(e)	2,520,902	2,483,088
Merit floater Series 2021-STOR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 7/15/38 (b)(d)(e)	1,900,000	1,883,375
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1825% 7/15/38 (b)(d)(e)	317,000	311,849
Class F, CME Term SOFR 1 Month Index + 2.310% 7.6325% 7/15/38 (b)(d)(e)	3,157,000	3,093,860
Class G, CME Term SOFR 1 Month Index + 2.860% 8.1825% 7/15/38 (b)(d)(e)	790,000	770,250
Class J, CME Term SOFR 1 Month Index + 4.060% 9.3825% 7/15/38 (b)(d)(e)	724,000	707,154
MFT Trust Series 2020-B6 Class C, 3.2828% 8/10/40 (b)(d)(h)	399,000	222,764
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, CME Term SOFR 1 Month Index + 2.710% 8.0334% 4/15/38 (b)(d)(e)	1,158,489	1,144,008
Class G, CME Term SOFR 1 Month Index + 3.310% 8.6334% 4/15/38 (b)(d)(e)	2,268,323	2,234,297
MHP Commercial Mortgage Trust floater Series 2022-MHIL:
Class F, CME Term SOFR 1 Month Index + 3.250% 8.5768% 1/15/27 (b)(d)(e)	195,997	190,706
Class G, CME Term SOFR 1 Month Index + 3.950% 9.2751% 1/15/27 (b)(d)(e)	574,317	556,771
Mira Trust 2023-Mile sequential payer Series 2023-MILE Class B, 7.2026% 6/10/38 (b)	490,000	495,677
MOFT Trust Series 2020-ABC:
Class D, 3.4767% 2/10/42 (b)(d)	263,000	110,387
Class E, 3.4767% 2/10/42 (b)(d)	194,000	66,775
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31	386,000	228,451
Series 2012-C6 Class D, 4.5295% 11/15/45 (b)(d)	811,000	656,913
Series 2012-C6, Class F, 4.5295% 11/15/45 (b)(d)(h)	378,000	132,302
Series 2013-C12 Class D, 6.0566% 10/15/46 (b)(d)	713,000	596,632
Series 2013-C13 Class E, 5.0563% 11/15/46 (b)(d)	351,842	317,299
Series 2013-C7 Class C, 4.074% 2/15/46 (d)	36,239	34,572
Series 2013-C9:
Class C, 3.7278% 5/15/46 (d)	502,000	439,250
Class D, 3.8158% 5/15/46 (b)(d)	938,000	792,141
Class E, 3.8158% 5/15/46 (b)(d)(h)	402,000	267,330
Series 2014-C17 Class XA, 0.871% 8/15/47 (d)(p)	23,682,906	4,187
Series 2015-C25 Class XA, 1.0274% 10/15/48 (d)(p)	13,831,634	135,596
Series 2016-C30 Class C, 4.0414% 9/15/49 (d)	151,000	117,206
Series 2016-C31 Class C, 4.2584% 11/15/49 (d)	343,000	287,253
Series 2016-C32 Class C, 4.27% 12/15/49 (d)(h)	236,000	206,160
Series 2017-C33 Class D, 3.356% 5/15/50 (b)	520,000	404,921
Morgan Stanley Capital I Trust:
floater sequential payer Series 2019-NUGS Class A, CME Term SOFR 1 Month Index + 1.060% 6.3825% 12/15/36 (b)(d)(e)	5,100,000	4,062,930
sequential payer:
Series 2017-HR2 Class A4, 3.587% 12/15/50	2,320,000	2,177,097
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	17,798,000	16,712,178
Series 2021-L5 Class A4, 2.728% 5/15/54	1,892,000	1,613,111
Series 2011-C2:
Class D, 5.2113% 6/15/44 (b)(d)	499,689	463,961
Class F, 5.2113% 6/15/44 (b)(d)(h)	407,000	170,037
Class XB, 0.4601% 6/15/44 (b)(d)(p)	1,430,782	4,958
Series 2011-C3:
Class E, 4.9437% 7/15/49 (b)(d)	225,183	218,421
Class F, 4.9437% 7/15/49 (b)(d)	182,000	162,937
Class G, 4.9437% 7/15/49 (b)(d)	616,400	528,056
Series 2012-C4 Class D, 5.1638% 3/15/45 (b)(d)	90,355	84,595
Series 2014-150E:
Class C, 4.295% 9/9/32 (b)(d)	238,000	137,131
Class F, 4.295% 9/9/32 (b)(d)	401,000	164,883
Series 2015-MS1:
Class B, 4.023% 5/15/48 (d)	263,000	244,069
Class C, 4.023% 5/15/48 (d)	441,000	372,320
Class D, 4.023% 5/15/48 (b)(d)	751,000	485,398
Series 2016-BNK2:
Class C, 3% 11/15/49 (b)	798,000	378,667
Class D, 3.8821% 11/15/49 (d)	343,000	254,905
Series 2017-H1:
Class A/S, 3.773% 6/15/50	633,000	584,310
Class C, 4.281% 6/15/50	1,123,000	993,825
Class D, 2.546% 6/15/50 (b)	1,912,000	1,444,115
Series 2017-HR2 Class D, 2.73% 12/15/50	719,000	565,216
Series 2018-H4 Class A4, 4.31% 12/15/51	4,779,000	4,568,424
Series 2018-MP Class E, 4.276% 7/11/40 (b)(d)	953,000	621,388
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(d)	2,441,000	2,228,909
Class C, 3.1771% 11/10/36 (b)(d)	2,343,000	2,088,566
Series 2020-CNP Class D, 2.4276% 4/5/42 (b)(d)	252,000	161,982
Series 2020-HR8 Class D, 2.5% 7/15/53 (b)	420,000	268,802
Series 2020-L4, Class C, 3.536% 2/15/53	115,000	85,961
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(d)	170,000	138,910
MSWF Commercial Mortgage Trust sequential payer:
Series 2023-1:
Class A5, 5.752% 5/15/56	919,000	955,006
Class C, 6.6828% 5/15/56 (d)	613,000	598,694
Series 2023-2:
Class B, 6.8762% 12/15/56 (d)	637,000	678,145
Class C, 7.0182% 12/15/56 (d)	496,000	508,075
Class D, 4% 12/15/56 (b)	208,000	144,554
Natixis Commercial Mortgage Securities Trust:
Series 2018-285M Class F, 3.7904% 11/15/32 (b)(d)(h)	170,000	86,705
Series 2019-10K:
Class E, 4.1346% 5/15/39 (b)(d)	753,000	608,759
Class F, 4.1346% 5/15/39 (b)(d)	768,000	585,090
Series 2020-2PAC:
Class AMZ2, 3.5% 1/15/37 (b)(d)(h)	399,000	303,479
Class AMZ3, 3.5% 1/15/37 (b)(d)(h)	189,000	126,505
NYT Mortgage Trust floater Series 2019-NYT Class F, CME Term SOFR 1 Month Index + 3.290% 8.615% 12/15/35 (b)(d)(e)(h)	775,000	427,765
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4067% 10/15/28 (b)(d)(e)	9,793,485	9,830,210
Class B, CME Term SOFR 1 Month Index + 3.830% 9.1556% 10/15/28 (b)(d)(e)	5,900,969	5,926,591
Class C, CME Term SOFR 1 Month Index + 5.230% 10.5536% 10/15/28 (b)(d)(e)	710,949	713,170
Class D, CME Term SOFR 1 Month Index + 6.680% 12.0014% 10/15/28 (b)(d)(e)	2,232,360	2,239,336
Class E, CME Term SOFR 1 Month Index + 9.420% 14.7471% 10/15/28 (b)(d)(e)	947,294	955,500
OPG Trust floater Series 2021-PORT:
Class G, CME Term SOFR 1 Month Index + 2.510% 7.8305% 10/15/36 (b)(d)(e)	345,635	333,538
Class J, CME Term SOFR 1 Month Index + 3.460% 8.7785% 10/15/36 (b)(d)(e)	362,753	347,562
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class F, CME Term SOFR 1 Month Index + 3.460% 8.7825% 7/15/38 (b)(d)(e)	553,000	388,420
Class NR, CME Term SOFR 1 Month Index + 6.110% 11.4325% 7/15/38 (b)(d)(e)(h)	157,000	97,948
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/26/70 (b)	1,705,000	1,314,044
Prima Capital Ltd. floater Series 2021-9A:
Class B, CME Term SOFR 1 Month Index + 1.910% 7.2343% 12/15/37 (b)(d)(e)	404,021	395,551
Class C, CME Term SOFR 1 Month Index + 2.460% 7.7993% 12/15/37 (b)(d)(e)	1,785,000	1,732,638
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	87,225	88,849
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.4771% 9/15/39 (b)(d)	747,000	565,434
Series 2020-COVE:
Class F, 3.7276% 3/15/37 (b)(d)	1,326,000	1,159,829
Class G, 3.7276% 3/15/37 (b)(d)	483,000	418,524
SMRT Commercial Mortgage Trust floater Series 2022-MINI:
Class E, CME Term SOFR 1 Month Index + 2.700% 8.018% 1/15/39 (b)(d)(e)	1,154,000	1,113,610
Class F, CME Term SOFR 1 Month Index + 3.350% 8.668% 1/15/39 (b)(d)(e)	447,000	413,854
SOHO Trust Series 2021-SOHO Class D, 2.7865% 8/10/38 (b)(d)(h)	618,000	341,854
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3176% 2/15/39 (b)(d)(e)	4,281,000	4,120,485
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9676% 2/15/39 (b)(d)(e)	2,226,000	2,114,714
SREIT Trust floater:
Series 2021-FLWR Class E, CME Term SOFR 1 Month Index + 2.030% 7.3565% 7/15/36 (b)(d)(e)	367,000	359,660
Series 2021-IND Class G, CME Term SOFR 1 Month Index + 3.380% 8.6983% 10/15/38 (b)(d)(e)	840,000	784,115
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1629% 11/15/38 (b)(d)(e)	17,375,673	17,297,028
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5119% 11/15/38 (b)(d)(e)	12,554,998	12,429,484
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7611% 11/15/38 (b)(d)(e)	5,441,679	5,380,460
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0103% 11/15/38 (b)(d)(e)	3,575,797	3,528,864
Class E, CME Term SOFR 1 Month Index + 2.140% 7.4589% 11/15/38 (b)(d)(e)	1,242,008	1,224,154
Class F, CME Term SOFR 1 Month Index + 2.730% 8.057% 11/15/38 (b)(d)(e)	1,314,730	1,263,512
Class G, CME Term SOFR 1 Month Index + 3.080% 8.4059% 11/15/38 (b)(d)(e)	2,310,824	2,222,212
Series 2021-MFP2:
Class G, CME Term SOFR 1 Month Index + 3.080% 8.4% 11/15/36 (b)(d)(e)	615,000	591,975
Class J, CME Term SOFR 1 Month Index + 4.020% 9.348% 11/15/36 (b)(d)(e)	1,795,000	1,741,475
Series 2021-PALM Class G, CME Term SOFR 1 Month Index + 3.730% 9.0486% 10/15/34 (b)(d)(e)	441,000	430,626
STWD Trust floater sequential payer Series 2021-LIH:
Class E, CME Term SOFR 1 Month Index + 3.010% 8.335% 11/15/36 (b)(d)(e)	1,281,000	1,237,717
Class F, CME Term SOFR 1 Month Index + 3.660% 8.983% 11/15/36 (b)(d)(e)	865,000	826,543
Class G, CME Term SOFR 1 Month Index + 4.310% 9.632% 11/15/36 (b)(d)(e)	294,000	279,718
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.8925% 2/12/41 (b)(d)	104,000	64,413
TPGI Trust floater Series 2021-DGWD:
Class E, CME Term SOFR 1 Month Index + 2.460% 7.7845% 6/15/26 (b)(d)(e)	1,588,000	1,582,045
Class F, CME Term SOFR 1 Month Index + 3.110% 8.4345% 6/15/26 (b)(d)(e)	554,400	552,668
Class G, CME Term SOFR 1 Month Index + 3.960% 9.2845% 6/15/26 (b)(d)(e)	201,600	200,985
Tricon Residential Trust Series 2022-SFR2 Class E, 7.507% 7/17/40 (b)	1,407,000	1,428,493
UBS Commercial Mortgage Trust:
sequential payer Series 2018-C9 Class A4, 4.117% 3/15/51	1,300,000	1,212,349
Series 2012-C1:
Class E, 5% 5/10/45 (b)(d)(h)	243,650	216,544
Class F, 5% 5/10/45 (b)(d)(h)	418,000	50,160
Series 2017-C7 Class XA, 0.9871% 12/15/50 (d)(p)	24,451,059	731,759
Series 2018-C8 Class C, 4.6841% 2/15/51 (d)	189,000	166,742
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (b)(d)	201,000	162,964
Series 2012-WRM Class E, 4.238% 6/10/30 (b)(d)(h)	478,000	344,068
VASA Trust:
floater Series 2021-VASA Class G, CME Term SOFR 1 Month Index + 5.110% 10.4325% 7/15/39 (b)(d)(e)	168,000	76,819
floater sequential payer Series 2021-VASA:
Class B, CME Term SOFR 1 Month Index + 1.360% 6.6825% 7/15/39 (b)(d)(e)	577,000	473,230
Class F, CME Term SOFR 1 Month Index + 4.010% 9.3325% 7/15/39 (b)(d)(e)	767,000	420,129
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	12,891,000	10,381,361
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	800,000	641,266
Class X, 0.4294% 10/10/42 (b)(d)(p)	19,300,000	446,189
VMC Finance Ltd. floater Series 2021-HT1 Class B, CME Term SOFR 1 Month Index + 4.610% 9.9343% 1/18/37 (b)(d)(e)	2,478,000	2,402,034
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6325% 5/15/31 (b)(d)(e)	8,949,000	8,770,133
Series 2021-SAVE:
Class D, CME Term SOFR 1 Month Index + 2.610% 7.9325% 2/15/40 (b)(d)(e)	173,600	168,935
Class E, CME Term SOFR 1 Month Index + 3.760% 9.0825% 2/15/40 (b)(d)(e)	124,000	119,969
sequential payer:
Series 2017-C38 Class ASB, 3.261% 7/15/50	3,779,022	3,680,809
Series 2017-C42 Class ASB, 3.488% 12/15/50	3,910,202	3,806,688
Series 2020-C57 Class D, 2.5% 8/15/53 (b)	581,000	410,624
Series 2020-C58 Class A4, 2.092% 7/15/53	1,162,000	954,522
Series 2021-C60 Class A4, 2.342% 8/15/54	1,195,000	987,447
Series 2021-C61:
Class A4, 2.658% 11/15/54	619,000	518,622
Class ASB, 2.525% 11/15/54	900,000	805,667
Series 2015-C31 Class XA, 0.9486% 11/15/48 (d)(p)	11,291,784	130,047
Series 2015-NXS4 Class D, 3.6846% 12/15/48 (d)	483,000	438,451
Series 2016-BNK1:
Class C, 3.071% 8/15/49	254,000	146,298
Class D, 3% 8/15/49 (b)	266,000	108,845
Series 2016-C34 Class XA, 2.0592% 6/15/49 (d)(p)	9,295,882	248,163
Series 2016-LC25 Class C, 4.3326% 12/15/59 (d)	328,000	295,320
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)	733,000	581,893
Series 2018-C43 Class C, 4.514% 3/15/51	228,000	202,464
Series 2018-C44 Class D, 3% 5/15/51 (b)	1,512,000	1,058,424
Series 2018-C46 Class XA, 0.9198% 8/15/51 (d)(p)	23,659,433	523,626
Series 2018-C48 Class A5, 4.302% 1/15/52	4,229,000	4,057,775
Series 2019-AA Class D, 3.514% 10/15/52	645,000	570,857
Series 2019-C49 Class C, 4.866% 3/15/52 (d)	1,633,000	1,490,086
Series 2021-C60 Class D, 2.5% 8/15/54 (b)	495,000	329,459
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class ASB, 2.651% 2/15/53	2,500,000	2,326,698
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (d)(h)	203,000	1,868
Series 2011-C3 Class D, 5.8545% 3/15/44 (b)(d)	241,191	67,143
Series 2011-C4:
Class D, 4.9786% 6/15/44 (b)(d)	258,000	216,962
Class E, 4.9786% 6/15/44 (b)(d)	183,000	142,740
Series 2013-C11:
Class D, 4.06% 3/15/45 (b)(d)	443,749	355,151
Class E, 4.06% 3/15/45 (b)(d)	976,128	585,858
Series 2013-C13 Class D, 4.0289% 5/15/45 (b)(d)	307,248	263,041
Series 2013-C16 Class D, 4.6501% 9/15/46 (b)(d)	70,582	63,525
Series 2014-C21 Class XA, 0.9762% 8/15/47 (d)(p)	23,057,908	39,881
Series 2014-C24 Class XA, 0.8328% 11/15/47 (d)(p)	9,843,477	18,616
WFCM:
Series 2022-C62:
Class C, 4.4961% 4/15/55 (d)	1,077,000	845,538
Class D, 2.5% 4/15/55 (b)	756,000	438,420
Series 2022-C62, Class A4, 4% 4/15/55	827,000	759,601
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.5955% 11/10/36 (b)(d)	198,000	18,613
Class F, 3.5955% 11/10/36 (b)(d)	1,082,000	64,263
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (b)(d)(h)	289,000	217,702
Class PR2, 3.516% 6/5/35 (b)(d)(h)	755,000	546,319
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,230,029,049)		1,185,009,662

Foreign Government and Government Agency Obligations - 1.3%
		Principal Amount (a)	Value ($)
Abu Dhabi National Energy Co. PJSC 4.375% 1/24/29 (b)		555,000	540,742
Angola Republic:
8.25% 5/9/28 (b)		945,000	870,317
8.75% 4/14/32 (b)		430,000	377,798
9.375% 5/8/48 (b)		620,000	507,656
9.5% 11/12/25 (b)		1,465,000	1,463,594
Arab Republic of Egypt:
7.0529% 1/15/32 (b)		25,000	20,695
7.5% 1/31/27 (b)		1,403,000	1,338,532
7.5% 2/16/61 (b)		1,435,000	1,017,731
7.6003% 3/1/29 (b)		560,000	507,573
7.903% 2/21/48 (b)		684,000	513,301
8.5% 1/31/47 (b)		904,000	700,790
8.7002% 3/1/49 (b)		1,105,000	871,083
Argentine Republic:
0.75% 7/9/30 (f)		10,355,675	4,776,037
1% 7/9/29		1,021,922	473,278
3.5% 7/9/41 (f)		1,920,000	687,360
3.625% 7/9/35 (f)		6,338,814	2,353,285
4.25% 1/9/38 (f)		4,159,773	1,736,705
Bahamian Republic 6% 11/21/28 (b)		525,000	463,229
Bahrain Kingdom:
5.625% 5/18/34 (b)		310,000	275,568
7.5% 2/12/36 (b)		365,000	370,395
Bank Gospodarstwa Krajowego:
5.375% 5/22/33 (b)		335,000	331,127
6.25% 10/31/28 (b)		315,000	327,102
Barbados Government 6.5% 10/1/29 (b)		965,000	915,182
Bermuda Government:
2.375% 8/20/30 (b)		280,000	234,674
3.375% 8/20/50 (b)		230,000	153,597
3.717% 1/25/27 (b)		1,185,000	1,132,232
4.75% 2/15/29 (b)		520,000	503,555
5% 7/15/32 (b)		390,000	375,488
Brazilian Federative Republic:
3.875% 6/12/30		1,535,000	1,375,299
6% 10/20/33		595,000	589,841
7.125% 1/20/37		840,000	896,162
7.125% 5/13/54		620,000	619,845
8.25% 1/20/34		1,976,000	2,264,990
Chilean Republic:
2.45% 1/31/31		2,145,000	1,824,644
2.75% 1/31/27		425,000	398,276
3.1% 1/22/61		1,525,000	956,297
3.25% 9/21/71		250,000	156,760
3.5% 1/31/34		280,000	243,807
4% 1/31/52		245,000	192,408
4.34% 3/7/42		360,000	311,638
5.33% 1/5/54		905,000	864,854
Colombian Republic:
3% 1/30/30		1,800,000	1,476,756
3.125% 4/15/31		785,000	621,288
3.25% 4/22/32		400,000	308,784
4.125% 5/15/51		325,000	199,267
5% 6/15/45		2,135,000	1,534,318
5.2% 5/15/49		900,000	653,571
6.125% 1/18/41		60,000	51,116
7.375% 9/18/37		205,000	201,199
7.5% 2/2/34		395,000	399,586
8% 4/20/33		730,000	764,146
8% 11/14/35		570,000	592,629
8.75% 11/14/53		540,000	578,216
Costa Rican Republic:
5.625% 4/30/43 (b)		680,000	611,660
6.125% 2/19/31 (b)		265,000	268,843
6.55% 4/3/34 (b)		640,000	660,378
7% 4/4/44 (b)		75,000	76,894
7.3% 11/13/54 (b)		560,000	590,649
Democratic Socialist Republic of Sri Lanka:
6.2% (b)(c)		345,000	185,396
6.825% (b)(c)		615,000	340,495
7.55% (b)(c)		335,000	178,602
7.85% (b)(c)		865,000	461,227
Dominican Republic:
4.5% 1/30/30 (b)		855,000	776,520
4.875% 9/23/32 (b)		1,460,000	1,300,101
5.875% 1/30/60 (b)		570,000	481,428
5.95% 1/25/27 (b)		1,164,000	1,161,544
6% 7/19/28 (b)		549,000	547,490
6.4% 6/5/49 (b)		230,000	214,834
6.5% 2/15/48 (b)		300,000	284,460
6.85% 1/27/45 (b)		1,012,000	993,784
6.875% 1/29/26 (b)		1,378,000	1,392,641
7.05% 2/3/31 (b)		645,000	663,705
7.45% 4/30/44 (b)		401,000	419,045
Ecopetrol SA 8.375% 1/19/36		550,000	551,100
Ecuador Republic:
3.5% 7/31/35 (b)(f)		1,350,000	643,781
6% 7/31/30 (b)(f)		1,955,000	1,194,603
El Salvador Republic:
6.375% 1/18/27 (b)		105,000	90,324
7.1246% 1/20/50 (b)		405,000	276,826
7.625% 2/1/41 (b)		120,000	87,485
7.65% 6/15/35 (b)		415,000	311,509
Emirate of Abu Dhabi:
3% 9/15/51 (b)		1,015,000	679,685
3.125% 9/30/49 (b)		3,170,000	2,200,741
3.875% 4/16/50 (b)		10,355,000	8,202,817
Emirate of Dubai:
3.9% 9/9/50 (Reg. S)		1,600,000	1,182,224
5.25% 1/30/43 (Reg. S)		560,000	531,272
European Union 3% 12/4/34(Reg. S)	EUR	2,750,000	2,963,040
Export Credit Bank of Turkey 9% 1/28/27 (b)		555,000	578,934
Gabonese Republic 7% 11/24/31 (b)		880,000	717,200
Georgia Republic 2.75% 4/22/26 (b)		890,000	827,050
German Federal Republic:
0% 5/15/35 (Reg. S)	EUR	6,750,000	5,561,152
1% 5/15/38(Reg. S)	EUR	6,725,000	5,939,444
3.25% 7/4/42	EUR	14,500,000	17,169,335
Ghana Republic:
7.75% (b)(c)		305,000	130,388
8.627% (b)(c)		605,000	251,831
10.75% 10/14/30 (b)		925,000	579,309
Guatemalan Republic:
4.875% 2/13/28 (b)		385,000	370,202
4.9% 6/1/30 (b)		325,000	308,718
6.125% 6/1/50 (b)		335,000	306,148
6.6% 6/13/36 (b)		535,000	540,751
Hungarian Republic:
2.125% 9/22/31 (b)		285,000	222,770
3.125% 9/21/51 (b)		605,000	376,667
5.25% 6/16/29 (b)		610,000	598,825
5.5% 6/16/34 (b)		1,025,000	997,100
6.125% 5/22/28 (b)		385,000	392,923
6.25% 9/22/32 (b)		385,000	397,162
6.75% 9/25/52 (b)		270,000	286,508
Indonesian Republic:
3.2% 9/23/61		645,000	420,863
3.5% 2/14/50		730,000	538,901
3.85% 10/15/30		460,000	428,481
4.1% 4/24/28		705,000	680,551
4.2% 10/15/50		24,000,000	19,959,000
4.35% 1/11/48		655,000	565,961
5.125% 1/15/45 (b)		1,660,000	1,620,409
5.25% 1/17/42 (b)		485,000	481,059
5.95% 1/8/46 (b)		560,000	593,740
6.75% 1/15/44 (b)		380,000	440,444
7.75% 1/17/38 (b)		1,897,000	2,327,752
8.5% 10/12/35 (b)		1,910,000	2,424,917
Islamic Republic of Pakistan:
6% 4/8/26 (b)		1,205,000	958,108
6.875% 12/5/27 (b)		350,000	266,039
7.375% 4/8/31 (b)		890,000	623,098
Israeli State 3.375% 1/15/50		1,090,000	729,480
Ivory Coast:
6.125% 6/15/33 (b)		1,680,000	1,473,696
6.375% 3/3/28 (b)		2,030,000	1,967,831
8.25% 1/30/37 (b)		570,000	556,463
Jamaican Government:
6.75% 4/28/28		275,000	283,209
7.875% 7/28/45		250,000	289,508
Jordanian Kingdom:
4.95% 7/7/25 (b)		1,230,000	1,196,114
7.375% 10/10/47 (b)		155,000	133,494
7.5% 1/13/29 (b)		225,000	221,906
7.75% 1/15/28 (b)		445,000	449,668
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		1,240,000	985,800
3.25% 10/22/30 (b)		5,890,000	5,288,116
3.45% 2/2/61 (b)		1,940,000	1,270,254
3.625% 3/4/28 (b)		425,000	403,963
3.75% 1/21/55 (b)		975,000	691,022
4.5% 10/26/46 (b)		1,150,000	964,922
4.5% 4/22/60 (b)		4,190,000	3,388,663
4.625% 10/4/47 (b)		850,000	720,375
5% 1/18/53 (b)		635,000	560,064
5.75% 1/16/54 (b)		600,000	579,690
Lebanese Republic:
5.8% (c)		1,113,000	64,888
6.375% (c)		977,000	57,891
Mongolia Government 7.875% 6/5/29 (b)		200,000	203,522
Moroccan Kingdom 6.5% 9/8/33 (b)		870,000	892,681
Panamanian Republic:
2.252% 9/29/32		580,000	406,906
3.298% 1/19/33		615,000	465,094
3.87% 7/23/60		1,055,000	590,141
4.5% 5/15/47		350,000	233,625
4.5% 4/16/50		1,090,000	709,181
6.4% 2/14/35		840,000	775,950
6.853% 3/28/54		330,000	290,813
7.875% 3/1/57		545,000	536,314
8% 3/1/38		575,000	589,195
Peruvian Republic:
2.783% 1/23/31		1,300,000	1,106,144
3% 1/15/34		610,000	496,766
3.3% 3/11/41		700,000	519,694
Philippine Republic:
2.65% 12/10/45		665,000	435,296
2.95% 5/5/45		270,000	187,348
5% 7/17/33		360,000	358,949
5.5% 1/17/48		320,000	323,520
5.609% 4/13/33		520,000	537,176
5.95% 10/13/47		830,000	884,382
Polish Government:
5.5% 4/4/53		370,000	369,686
5.75% 11/16/32		725,000	755,834
Provincia de Cordoba:
6.875% 12/10/25 (b)		623,352	519,308
6.99% 6/1/27 (b)		640,167	490,534
Republic of Armenia 3.6% 2/2/31 (b)		520,000	420,748
Republic of Benin 7.96% 2/13/38 (b)		1,200,000	1,162,125
Republic of Honduras 6.25% 1/19/27 (b)		195,000	187,013
Republic of Kenya:
6.3% 1/23/34 (b)		470,000	368,950
7% 5/22/27 (b)		375,000	359,426
7.25% 2/28/28 (b)		180,000	166,725
8% 5/22/32 (b)		220,000	198,550
9.75% 2/16/31 (b)		660,000	660,825
Republic of Nigeria:
6.125% 9/28/28 (b)		1,495,000	1,313,313
6.5% 11/28/27 (b)		375,000	340,961
7.143% 2/23/30 (b)		1,150,000	1,015,594
7.625% 11/21/25 (b)		905,000	890,577
7.696% 2/23/38 (b)		480,000	385,416
7.875% 2/16/32 (b)		300,000	263,667
Republic of Paraguay:
2.739% 1/29/33 (b)		320,000	256,758
4.95% 4/28/31 (b)		1,050,000	1,007,454
5.4% 3/30/50 (b)		330,000	283,774
6% 2/9/36 (b)		355,000	356,228
Republic of Senegal 6.25% 5/23/33 (b)		430,000	357,975
Republic of Serbia:
2.125% 12/1/30 (b)		1,605,000	1,265,687
6.5% 9/26/33 (b)		360,000	366,120
Republic of Uzbekistan:
3.7% 11/25/30 (b)		395,000	328,032
3.9% 10/19/31 (b)		565,000	464,978
Republic of Zambia 8.97% (b)(c)		235,000	158,625
Romanian Republic:
3% 2/27/27 (b)		487,000	451,994
3% 2/14/31 (b)		1,617,000	1,346,589
3.625% 3/27/32 (b)		652,000	551,338
4% 2/14/51 (b)		715,000	495,602
6.625% 2/17/28 (b)		385,000	395,099
7.125% 1/17/33 (b)		150,000	158,046
Rwanda Republic 5.5% 8/9/31 (b)		1,015,000	821,714
South African Republic:
4.85% 9/27/27		480,000	457,200
4.85% 9/30/29		335,000	300,977
5% 10/12/46		670,000	455,181
5.65% 9/27/47		480,000	349,050
5.75% 9/30/49		1,070,000	779,094
5.875% 4/20/32		675,000	608,977
State of Qatar:
3.75% 4/16/30 (b)		2,926,000	2,797,988
4.4% 4/16/50 (b)		18,355,000	16,021,712
4.625% 6/2/46 (b)		1,255,000	1,144,886
4.817% 3/14/49 (b)		975,000	902,051
5.103% 4/23/48 (b)		1,680,000	1,617,941
9.75% 6/15/30 (b)		413,000	528,769
Sultanate of Oman:
5.625% 1/17/28 (b)		2,470,000	2,470,000
6% 8/1/29 (b)		720,000	730,350
6.25% 1/25/31 (b)		520,000	532,838
6.5% 3/8/47 (b)		300,000	295,770
6.75% 1/17/48 (b)		1,661,000	1,670,534
7% 1/25/51 (b)		230,000	238,574
Turkish Republic:
4.25% 4/14/26		1,685,000	1,615,612
4.75% 1/26/26		1,500,000	1,459,688
4.875% 10/9/26		1,395,000	1,344,459
4.875% 4/16/43		1,675,000	1,161,931
5.125% 2/17/28		755,000	711,716
5.25% 3/13/30		315,000	282,753
5.75% 5/11/47		677,000	507,506
6% 3/25/27		235,000	230,826
6% 1/14/41		985,000	801,554
6.125% 10/24/28		510,000	495,455
6.625% 2/17/45		640,000	543,462
7.625% 5/15/34		620,000	617,675
9.125% 7/13/30		705,000	759,934
9.375% 3/14/29		875,000	950,195
9.375% 1/19/33		2,095,000	2,320,632
9.875% 1/15/28		1,960,000	2,149,885
Ukraine Government:
6.876% 5/21/31 (b)		245,000	61,390
7.253% 3/15/35 (b)		1,495,000	391,780
7.375% 9/25/34 (b)		420,000	109,666
7.75% 9/1/24 (b)		955,000	295,095
7.75% 9/1/25 (b)		1,640,000	501,020
7.75% 9/1/26 (b)		2,420,000	725,879
7.75% 9/1/28 (b)		820,000	234,053
7.75% 9/1/29 (b)		170,000	48,032
7.75% 8/1/41 (b)(d)		530,000	243,005
United Mexican States:
2.659% 5/24/31		665,000	551,438
3.25% 4/16/30		1,145,000	1,015,054
3.5% 2/12/34		1,095,000	905,872
3.75% 1/11/28		820,000	777,565
3.75% 4/19/71		1,230,000	775,269
3.771% 5/24/61		840,000	540,582
4.5% 4/22/29		485,000	466,279
4.875% 5/19/33		560,000	526,960
5.75% 10/12/2110		1,520,000	1,306,820
6% 5/7/36		1,050,000	1,047,134
6.05% 1/11/40		980,000	961,233
6.338% 5/4/53		540,000	526,703
6.35% 2/9/35		780,000	798,275
Uruguay Republic:
5.1% 6/18/50		1,230,000	1,180,493
5.75% 10/28/34		555,000	582,584
Venezuelan Republic:
9.25% (c)		4,549,000	842,475
11.95% (Reg. S) (c)		938,300	169,677
12.75% (c)		199,600	31,966
Vietnamese Socialist Republic 5.5% 3/12/28		1,889,233	1,804,010
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $285,089,651)			258,351,629

Supranational Obligations - 0.1%
		Principal Amount (a)	Value ($)
European Investment Bank:
0% 6/17/27	EUR	10,300,000	10,137,775
0% 1/14/31 (Reg. S)	EUR	6,900,000	6,158,600
0.625% 1/22/29 (Reg. S)	EUR	2,800,000	2,724,746
3% 11/15/28 (Reg. S)	EUR	6,700,000	7,289,196
European Union 0% 10/4/28 (Reg. S)	EUR	575,000	546,143
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $26,741,632)			26,856,460

Common Stocks - 0.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
New Cineworld Ltd. (h)	64,448	1,167,798
Wireless Telecommunication Services - 0.0%
Digicel Group Ltd. (h)	9,011	8,080
TOTAL COMMUNICATION SERVICES		1,175,878
CONSUMER DISCRETIONARY - 0.0%
Automobile Components - 0.0%
Aptiv PLC (t)	13,800	1,096,962
Hotels, Restaurants & Leisure - 0.0%
CEC Entertainment, Inc. (h)(t)	40,185	735,787
TOTAL CONSUMER DISCRETIONARY		1,832,749
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (t)	55,600	0
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp.	64,731	3,377,016
California Resources Corp. warrants 10/27/24 (t)	3,601	60,533
Chesapeake Energy Corp.	55,352	4,582,039
Chesapeake Energy Corp. (g)	351	29,056
EP Energy Corp. (h)(t)	3,729	6,526
Exxon Mobil Corp.	12,988	1,357,506
Mesquite Energy, Inc. (h)(t)	66,231	5,404,480
New Fortress Energy, Inc.	56,300	1,978,945
Nostrum Oil & Gas LP warrants (h)(t)	67,683	1
		16,796,102
TOTAL ENERGY		16,796,102
FINANCIALS - 0.0%
Financial Services - 0.0%
ACNR Holdings, Inc. (h)	23,085	1,904,051
Carnelian Point Holdings LP warrants (h)(t)	1,272	3,714
Lime Tree Bay Ltd. (h)(t)	464	35,255
		1,943,020
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Centene Corp. (t)	23,000	1,803,890
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Regal Rexnord Corp.	8,200	1,406,218
Machinery - 0.0%
TNT Crane & Rigging LLC (h)(t)	47,366	388,875
TNT Crane & Rigging LLC warrants 10/31/25 (h)(t)	2,081	42
		388,917
TOTAL INDUSTRIALS		1,795,135
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. (t)	29,100	1,730,868
IT Services - 0.0%
GTT Communications, Inc. (h)(t)	40,553	1,272,148
TOTAL INFORMATION TECHNOLOGY		3,003,016
TOTAL COMMON STOCKS (Cost $16,888,115)		28,349,790

Preferred Stocks - 0.0%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
RLJ Lodging Trust Series A, 1.95%	11,325	281,993

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. Series E, 6.50% (d)	37,320	908,742
Arbor Realty Trust, Inc. Series F, 6.25% (d)	22,800	433,200
Dynex Capital, Inc. Series C 6.90% (d)	11,400	278,616
Franklin BSP Realty Trust, Inc. 7.50%	18,900	389,529
MFA Financial, Inc. Series B, 7.50%	13,700	287,015
		2,297,102
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Cedar Realty Trust, Inc.:
7.25%	550	8,542
Series C, 6.50%	14,300	198,484
DiamondRock Hospitality Co. 8.25%	7,100	180,340
National Storage Affiliates Trust Series A, 6.00%	6,925	157,059
Realty Income Corp. 6.00%	10,200	251,124
Rexford Industrial Realty, Inc. Series B, 5.875%	16,525	382,389
		1,177,938
Real Estate Management & Development - 0.0%
Digitalbridge Group, Inc.:
Series H, 7.125%	12,825	309,596
Series I, 7.15%	17,100	413,649
		723,245
TOTAL REAL ESTATE		1,901,183

TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,198,285
TOTAL PREFERRED STOCKS (Cost $4,715,748)		4,480,278

Bank Loan Obligations - 6.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.2%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.814% 8/15/28 (d)(e)(u)	12,406,250	11,444,766
Aventiv Technologies LLC:
Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.890% 10.4998% 11/1/24 (d)(e)(u)	3,692,546	2,517,098
Tranche 2LN, term loan CME Term SOFR 1 Month Index + 8.650% 14.2598% 11/1/25 (d)(e)(u)	2,710,418	1,301,001
Connect U.S. Finco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8263% 12/12/26 (d)(e)(u)	713,964	712,771
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1907% 10/8/27 (d)(e)(u)	7,643,892	7,594,741
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4263% 12/30/27 (d)(e)(u)	1,602,872	1,448,596
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.0643% 8/1/29 (d)(e)(u)	2,736,627	2,516,329
Zayo Group Holdings, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.4407% 3/9/27 (d)(e)(u)	9,191,809	8,251,947
CME Term SOFR 1 Month Index + 4.320% 9.6513% 3/9/27 (d)(e)(u)	1,484,887	1,336,858
		37,124,107
Entertainment - 0.1%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.9981% 2/10/27 (d)(e)(u)	4,908,072	4,292,796
AP Core Holdings II LLC:
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9407% 9/1/27 (d)(e)(u)	1,810,993	1,769,485
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9407% 9/1/27 (d)(e)(u)	4,100,000	3,996,024
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6907% 8/5/28 (d)(e)(u)	1,855,000	1,845,725
		11,904,030
Media - 0.2%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.0918% 10/28/27 (d)(e)(u)	2,841,357	2,833,060
Charter Communication Operating LLC:
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0826% 2/1/27 (d)(e)(u)	8,460,226	8,424,524
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3293% 12/9/30 (d)(e)(u)	820,000	805,535
Coral-U.S. Co.-Borrower LLC Tranche B, term loan CME Term SOFR 1 Month Index + 2.250% 7.6821% 1/31/28 (d)(e)(u)	4,180,000	4,127,750
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9321% 4/15/27 (d)(e)(u)	2,520,000	2,353,453
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8176% 1/18/28 (d)(e)(u)	6,062,281	5,886,718
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4283% 8/24/26 (d)(e)(u)	1,077,384	1,039,676
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% (c)(d)(e)(u)	8,456,176	470,417
term loan 10% 11/30/24 (h)(u)	1,097,169	1,097,169
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4283% 12/1/28 (d)(e)(u)	4,986,506	4,936,641
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1821% 9/25/28 (d)(e)(u)	500,000	496,875
Nexstar Media, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.9407% 9/19/26 (d)(e)(u)	2,260,410	2,253,810
Planet U.S. Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8143% 2/10/31 (d)(e)(u)	1,730,000	1,727,838
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5981% 6/24/29 (d)(e)(u)	664,875	664,875
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.6907% 3/24/26 (d)(e)(u)	2,291,241	2,287,667
CME Term SOFR 1 Month Index + 3.250% 8.6907% 1/31/29 (d)(e)(u)	3,743,325	3,726,967
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7899% 3/6/31 (d)(e)(u)	1,750,000	1,736,228
		44,869,203
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0674% 1/30/31 (d)(e)(u)	3,945,000	3,959,794
SBA Senior Finance II, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.33% 1/27/31 (d)(e)(u)	1,225,000	1,223,726
		5,183,520
TOTAL COMMUNICATION SERVICES		99,080,860
CONSUMER DISCRETIONARY - 1.5%
Automobile Components - 0.1%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1763% 3/5/28 (d)(e)(u)	3,086,378	3,009,867
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3263% 5/6/30 (d)(e)(u)	3,246,863	3,245,856
Hertz Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0698% 6/30/28 (d)(e)(u)	1,325,000	1,276,969
Novae LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.5211% 12/22/28 (d)(e)(u)	1,107,183	1,097,960
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8239% 12/17/28 (d)(e)(u)	2,614,061	2,020,722
Power Stop LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1932% 1/26/29 (d)(e)(u)	997,204	910,777
		11,562,151
Automobiles - 0.0%
Bombardier Recreational Products, Inc.:
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0826% 12/13/29 (d)(e)(u)	1,782,505	1,782,737
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0826% 1/22/31 (d)(e)(u)	674,005	672,954
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9351% 6/3/28 (d)(e)(u)	3,922,759	3,825,906
		6,281,597
Broadline Retail - 0.2%
CMG Media Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9481% 12/17/26 (d)(e)(u)	6,341,002	5,302,663
CNT Holdings I Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8174% 11/8/27 (d)(e)(u)	3,306,697	3,302,795
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1907% 3/5/28 (d)(e)(u)	42,456,660	42,449,018
		51,054,476
Distributors - 0.1%
Aip Rd Buyer Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3263% 12/23/28 (d)(e)(u)	3,259,872	3,261,926
BCPE Empire Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3263% 12/25/28 (d)(e)(u)	5,002,730	5,000,229
Gloves Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4407% 1/6/28 (d)(e)(u)	646,710	640,243
Windsor Holdings III, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8235% 8/1/30 (d)(e)(u)	2,698,238	2,700,342
		11,602,740
Diversified Consumer Services - 0.2%
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.5934% 7/31/28 (d)(e)(u)(v)	3,985,000	3,987,511
Fugue Finance LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 2/13/31 (e)(u)(w)	125,000	124,896
CME Term SOFR 1 Month Index + 4.000% 9.3432% 1/26/28 (d)(e)(u)	1,508,571	1,507,531
KUEHG Corp. 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3481% 6/12/30 (d)(e)(u)	8,398,950	8,407,685
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0744% 8/11/28 (d)(e)(u)	1,561,088	1,558,746
Sotheby's Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.0756% 1/15/27 (d)(e)(u)	1,417,730	1,403,907
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6246% 3/4/28 (d)(e)(u)	17,068,550	15,471,446
TKC Holdings, Inc. 1LN, term loan 13.5% 2/14/27 (d)(u)	165,463	82,731
		32,544,453
Hotels, Restaurants & Leisure - 0.8%
1011778 BC ULC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5763% 9/21/30 (d)(e)(u)	3,278,595	3,261,612
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6735% 2/7/29 (d)(e)(u)	4,100,100	4,006,125
Alterra Mountain Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9407% 8/17/28 (d)(e)(u)	2,842,251	2,842,251
Aramark Services, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9407% 6/22/30 (d)(e)(u)	947,888	945,518
Tranche B-4 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1907% 1/15/27 (d)(e)(u)	2,314,825	2,308,320
Arcis Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1907% 11/24/28 (d)(e)(u)	1,677,411	1,679,508
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4231% 9/9/26 (d)(e)(u)	357,005	355,816
Caesars Entertainment, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6627% 1/26/30 (d)(e)(u)	12,609,713	12,611,478
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0405% 2/6/31 (d)(e)(u)	1,345,000	1,342,202
Carnival Finance LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.318% 8/8/27 (d)(e)(u)	2,557,150	2,557,687
CME Term SOFR 1 Month Index + 3.250% 8.6907% 10/18/28 (d)(e)(u)	6,421,926	6,427,962
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4354% 7/21/28 (d)(e)(u)	12,894,647	12,838,297
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.6098% 9/18/26 (d)(e)(u)	8,345,029	8,308,561
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.625% 6/29/29 (d)(e)(u)	1,797,507	1,798,910
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.5981% 1/15/30 (d)(e)(u)	3,785,000	3,779,323
Entain Holdings Gibraltar Ltd.:
Tranche B2 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9481% 10/31/29 (d)(e)(u)	2,384,670	2,387,650
Tranche B4 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.9481% 3/16/27 (d)(e)(u)	1,072,500	1,072,500
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 12.6098% 9/8/24 (d)(e)(u)	455,000	452,043
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 8.6098% 3/8/24 (d)(e)(u)	1,426,293	1,405,341
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3263% 1/27/29 (d)(e)(u)	20,578,451	20,586,271
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5763% 1/30/29 (d)(e)(u)	1,100,000	1,068,375
Flutter Financing B.V. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.250% 7.6981% 11/25/30 (d)(e)(u)	3,560,000	3,541,452
CME Term SOFR 1 Month Index + 3.250% 8.8627% 7/4/28 (d)(e)(u)	604,467	605,138
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6907% 12/1/28 (d)(e)(u)	1,107,201	1,107,898
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9326% 11/30/29 (d)(e)(u)	3,148,115	3,145,754
Golden Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1763% 5/26/30 (d)(e)(u)	3,079,525	3,073,120
Herschend Entertainment Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.3263% 8/27/28 (d)(e)(u)	689,138	688,710
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.0763% 1/17/31 (d)(e)(u)	1,645,000	1,642,253
CME Term SOFR 1 Month Index + 3.000% 8.1907% 8/2/28 (d)(e)(u)	9,590,525	9,578,537
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4209% 11/8/30 (d)(e)(u)	1,144,889	1,145,668
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6907% 4/26/28 (d)(e)(u)	1,447,286	1,412,913
Life Time, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5743% 1/15/26 (d)(e)(u)	1,110,000	1,114,629
Light & Wonder International, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0704% 4/16/29 (d)(e)(u)	3,132,300	3,130,984
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5981% 8/1/30 (d)(e)(u)	1,520,000	1,517,963
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 8.250% 13.8827% 6/23/26 (d)(e)(u)	588,662	547,455
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.1098% 10/20/28 (d)(e)(u)	1,144,562	1,134,833
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.5698% 1/5/29 (d)(e)(u)	1,843,763	1,842,325
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5981% 4/1/29 (d)(e)(u)	997,462	993,362
Scientific Games Holdings LP term loan CME Term SOFR 3 Month Index + 3.500% 8.5802% 4/4/29 (d)(e)(u)	5,638,645	5,624,548
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8263% 8/25/28 (d)(e)(u)	260,000	259,620
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6763% 2/7/27 (d)(e)(u)	4,154,585	4,146,068
Travelport Finance Luxembourg SARL 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 13.6095% 9/29/28 (d)(e)(u)	1,913,392	1,796,465
United PF Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5743% 12/30/26 (d)(e)(u)	7,970,447	7,127,572
2LN, term loan 3 month U.S. LIBOR + 8.500% 14.0743% 12/30/27 (d)(e)(u)	300,000	243,000
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 14.0743% 12/30/26 (d)(e)(u)	430,538	400,400
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.6907% 8/3/28 (d)(e)(u)	4,726,314	4,715,396
		152,571,813
Household Durables - 0.0%
Mattress Firm, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8598% 9/24/28 (d)(e)(u)	4,631,964	4,620,430
Runner Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.9576% 10/21/28 (d)(e)(u)	913,725	703,897
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6907% 10/30/27 (d)(e)(u)	2,608,708	2,359,028
		7,683,355
Leisure Products - 0.0%
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9263% 3/9/30 (d)(e)(u)	3,558,113	3,557,757
Specialty Retail - 0.1%
Academy Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1928% 11/6/27 (d)(e)(u)	933,877	931,935
At Home Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6944% 7/24/28 (d)(e)(u)	899,300	433,463
Belron Finance U.S. LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.000% 7.5777% 4/28/28 (d)(e)(u)	515,000	514,516
CME Term SOFR 1 Month Index + 2.250% 7.664% 4/13/29 (d)(e)(u)	626,850	626,330
Empire Today LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5743% 4/1/28 (d)(e)(u)	1,962,218	1,565,693
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1907% 10/19/27 (d)(e)(u)	1,031,766	1,023,914
Jo-Ann Stores LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3357% 7/7/28 (d)(e)(u)	862,875	47,821
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1763% 12/18/27 (d)(e)(u)	7,161,471	7,135,546
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.8598% 3/4/28 (d)(e)(u)	1,815,680	1,732,613
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1709% 2/8/28 (d)(e)(u)	933,321	869,743
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6907% 4/16/28 (d)(e)(u)	4,510,666	4,455,546
Wand NewCo 3, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0763% 1/20/31 (d)(e)(u)	2,210,000	2,212,763
Woof Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.3595% 12/21/27 (d)(e)(u)	1,447,601	1,170,486
		22,720,369
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5763% 2/20/29 (d)(e)(u)	1,539,154	1,540,309
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6907% 11/23/28 (d)(e)(u)	506,870	504,812
		2,045,121
TOTAL CONSUMER DISCRETIONARY		301,623,832
CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Naked Juice LLC:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6981% 1/24/29 (d)(e)(u)	1,506,177	1,416,560
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.4481% 1/24/30 (d)(e)(u)	1,055,000	847,629
Triton Water Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.8598% 3/31/28 (d)(e)(u)	6,619,975	6,497,240
		8,761,429
Consumer Staples Distribution & Retail - 0.1%
8th Avenue Food & Provisions, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.1907% 10/1/26 (d)(e)(u)	98,000	87,791
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3214% 2/3/29 (d)(e)(u)	1,144,621	1,147,483
Cardenas Merger Sub, LLC 1LN, term loan CME Term SOFR 6 Month Index + 6.750% 12.1981% 8/1/29 (d)(e)(u)	3,043,622	3,045,539
JP Intermediate B LLC term loan CME Term SOFR 1 Month Index + 5.500% 11.0743% 11/20/27 (d)(e)(u)	2,112,305	168,984
Northeast Grocery, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.8257% 12/5/28 (d)(e)(u)	1,110,000	1,107,691
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9405% 4/2/29 (d)(e)(u)	1,775,000	1,773,101
Upfield U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.31% 1/3/28 (d)(e)(u)	2,492,624	2,471,436
		9,802,025
Food Products - 0.1%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5703% 12/23/30 (d)(e)(u)	610,000	610,000
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9471% 10/23/27 (d)(e)(u)	2,690,610	2,692,521
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6763% 5/16/29 (d)(e)(u)	4,684,772	4,221,307
Fiesta Purchaser, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.318% 2/12/31 (d)(e)(u)	2,105,000	2,102,116
		9,625,944
Personal Care Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1907% 5/17/28 (d)(e)(u)	1,945,225	1,866,716
TOTAL CONSUMER STAPLES		30,056,114
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8711% 10/31/28 (d)(e)(u)	1,273,399	1,273,794
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9263% 11/19/29 (d)(e)(u)	3,555,328	3,541,996
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.2383% 2/7/28 (d)(e)(u)	7,641,687	7,498,406
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9407% 9/29/28 (d)(e)(u)	4,470,317	4,471,032
GIP III Stetson I LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6763% 10/5/28 (d)(e)(u)	2,455,703	2,461,842
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(h)(u)	1,224,553	0
term loan 0% (c)(d)(h)(u)	528,000	0
New Fortress Energy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3174% 10/30/28 (d)(e)(u)	5,000,000	5,002,500
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6932% 2/14/30 (d)(e)(u)	1,305,909	1,305,099
Prairie ECI Acquiror LP Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 8/1/29 (e)(u)(w)	900,000	892,692
		26,447,361
FINANCIALS - 0.7%
Capital Markets - 0.2%
Aretec Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9263% 8/9/30 (d)(e)(u)	3,499,545	3,511,373
AssuredPartners, Inc.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9407% 2/13/27 (d)(e)(u)	2,103,291	2,103,880
CME Term SOFR 1 Month Index + 3.500% 8.9407% 2/13/27 (d)(e)(u)	1,059,094	1,059,094
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0763% 2/13/27 (d)(e)(u)	1,575,102	1,575,890
Blackstone CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.3481% 12/31/30 (d)(e)(u)	8,029,274	8,022,288
Broadstreet Partners, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6971% 1/27/27 (d)(e)(u)	654,925	653,596
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.0826% 1/26/29 (d)(e)(u)	1,995,000	1,993,963
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5763% 7/29/30 (d)(e)(u)	7,251,866	7,242,801
Fleet U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 1/31/31 (e)(u)(w)	1,300,000	1,298,375
Focus Financial Partners LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8263% 6/24/28 (d)(e)(u)	1,721,441	1,709,959
Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0763% 6/30/28 (d)(e)(u)	2,500,869	2,482,112
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5857% 4/21/28 (d)(e)(u)	4,163,095	4,157,891
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9407% 1/26/28 (d)(e)(u)	1,500,000	1,495,980
		37,307,202
Financial Services - 0.1%
Agellan Portfolio 9% 8/7/25 (h)(u)	239,000	239,000
Clue Opco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8263% 12/19/30 (d)(e)(u)	1,346,889	1,296,381
FinCo I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3127% 6/27/29 (d)(e)(u)	591,281	590,986
GTCR W-2 Merger Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3263% 1/31/31 (d)(e)(u)	10,485,000	10,515,616
Heubach Holding U.S.A. LLC Tranche CME, term loan CME Term SOFR 1 Month Index + 10.000% 15.6477% 4/30/24 (d)(e)(h)(u)	181,987	176,527
MHP Commercial Mortgage Trust U.S. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 10.3176% 1/9/25 (d)(e)(h)(u)	3,464,109	3,273,583
NCR Atleos Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1627% 3/27/29 (d)(e)(u)	2,235,000	2,230,821
Nexus Buyer LLC:
2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6763% 11/1/29 (d)(e)(u)	795,000	779,847
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1763% 11/8/26 (d)(e)(u)	1,542,983	1,515,981
CME Term SOFR 1 Month Index + 4.500% 9.8263% 12/13/28 (d)(e)(u)	2,047,000	2,018,854
Recess Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8432% 2/14/30 (d)(e)(u)	1,475,000	1,475,000
Sk Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.4338% 1/3/29 (d)(e)(u)	738,266	257,012
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 4.450% 9.8928% 1/21/27 (d)(e)(h)(u)	834,880	834,880
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 10.8165% 2/9/27 (d)(e)(u)	1,856,725	1,847,441
CME Term SOFR 1 Month Index + 5.500% 10.8165% 2/15/27 (d)(e)(u)	3,584,022	3,575,062
		30,626,991
Insurance - 0.4%
Acrisure LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9407% 2/15/27 (d)(e)(u)	7,715,561	7,693,880
CME Term SOFR 1 Month Index + 4.250% 9.6907% 2/15/27 (d)(e)(u)	4,480,792	4,482,674
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8263% 11/6/30 (d)(e)(u)	4,623,607	4,642,888
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8214% 11/6/30 (d)(e)(u)	5,202,523	5,203,512
AmWINS Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.250% 7.6907% 2/19/28 (d)(e)(u)	3,595,413	3,577,723
CME Term SOFR 1 Month Index + 2.750% 8.1907% 2/19/28 (d)(e)(u)	915,750	914,605
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5763% 2/28/28 (d)(e)(u)	1,820,861	1,820,861
Asurion LLC:
1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4263% 8/19/28 (d)(e)(u)	2,748,537	2,724,487
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6763% 8/19/28 (d)(e)(u)	7,145,197	7,098,324
Tranche B3 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6907% 1/31/28 (d)(e)(u)	7,880,000	7,508,537
Tranche B4 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6907% 1/20/29 (d)(e)(u)	2,490,000	2,344,484
Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6907% 12/23/26 (d)(e)(u)	9,773,544	9,709,723
Tranche B9 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6907% 7/31/27 (d)(e)(u)	2,013,075	1,980,081
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5741% 6/20/30 (d)(e)(u)	11,150,476	11,136,537
Jones DesLauriers Insurance Management, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8048% 3/15/30 (d)(e)(u)	610,000	610,256
Ryan Specialty Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0763% 9/1/27 (d)(e)(u)	1,873,782	1,873,782
USI, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.3481% 11/22/29 (d)(e)(u)	4,546,576	4,540,893
CME Term SOFR 1 Month Index + 3.250% 8.5981% 9/27/30 (d)(e)(u)	1,201,988	1,201,242
		79,064,489
TOTAL FINANCIALS		146,998,682
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6763% 11/6/27 (d)(e)(u)	1,560,502	1,561,298
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3263% 3/31/29 (d)(e)(u)	2,467,387	2,246,876
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9981% 1/6/29 (d)(e)(u)	1,562,798	1,557,188
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3263% 5/4/28 (d)(e)(u)	4,459,621	4,460,736
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4407% 10/23/28 (d)(e)(u)	9,760,512	9,761,000
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 9.1098% 11/30/27 (d)(e)(u)	3,018,936	3,018,453
Pathway Vet Alliance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1907% 3/31/27 (d)(e)(u)	716,591	612,091
VetStrategy Canada Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.866% 11/16/28 (d)(e)(u)	2,650,000	2,651,670
		25,869,312
Health Care Providers & Services - 0.2%
AHP Health Partners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9407% 8/24/28 (d)(e)(u)	1,835,663	1,837,040
Cano Health, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4626% (c)(d)(e)(u)	2,964,066	870,694
Tranche DD, term loan CME Term SOFR 1 Month Index + 11.000% 16.3225% 10/2/24 (d)(u)	307,497	305,960
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.568% 2/12/28 (d)(e)(u)	1,785,491	1,788,937
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4481% 10/1/27 (d)(e)(u)	15,735,222	14,948,461
HAH Group Holding Co. LLC:
1LN, term loan:
CME Term SOFR 1 Month Index + 5.000% 10.44% 10/29/27 (d)(e)(u)	150,518	149,201
CME Term SOFR 3 Month Index + 5.000% 10.44% 10/29/27 (d)(e)(u)	2,115,254	2,096,745
Tranche DD 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.44% 10/29/27 (d)(e)(u)	19,046	18,880
Icon Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.8598% 7/3/28 (d)(e)(u)	3,405,033	3,409,085
MED ParentCo LP:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6907% 8/31/26 (d)(e)(u)	2,270,139	2,247,165
2LN, term loan CME Term SOFR 1 Month Index + 8.250% 13.6907% 8/30/27 (d)(e)(u)	485,000	477,725
Phoenix Guarantor, Inc. term loan CME Term SOFR 1 Month Index + 3.250% 2/13/31 (e)(u)(w)	1,670,000	1,650,862
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6907% 11/15/28 (d)(e)(u)	5,850,788	5,843,474
R1 RCM, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3263% 6/21/29 (d)(e)(u)	1,125,000	1,125,000
Surgery Center Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8198% 12/19/30 (d)(e)(u)	2,106,342	2,108,680
U.S. Anesthesia Partners, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.9428% 10/1/29 (d)(e)(h)(u)	285,000	243,675
WCG Intermediate Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4407% 1/8/27 (d)(e)(u)	2,021,738	2,020,080
		41,141,664
Health Care Technology - 0.1%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5763% 2/15/29 (d)(e)(u)	10,898,923	10,795,056
Cotiviti, Inc.:
Tranche 1LN, term loan 7.625% 2/24/31 (u)	815,000	817,038
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 2/21/31 (e)(u)(w)	4,895,000	4,876,644
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0665% 9/28/29 (d)(e)(u)	2,555,000	2,551,806
		19,040,544
Life Sciences Tools & Services - 0.0%
PRA Health Sciences, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.8598% 7/3/28 (d)(e)(u)	848,366	849,376
Pharmaceuticals - 0.1%
Catalent Pharma Solutions Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3203% 2/22/28 (d)(e)(u)	1,045,000	1,047,613
Elanco Animal Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1783% 8/1/27 (d)(e)(u)	2,817,682	2,780,291
Jazz Financing Lux SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4407% 5/5/28 (d)(e)(u)	5,499,828	5,506,703
Organon & Co. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.4325% 6/2/28 (d)(e)(u)	4,035,773	4,038,316
Perrigo Investments LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.6763% 4/20/29 (d)(e)(u)	1,560,000	1,550,250
		14,923,173
TOTAL HEALTH CARE		101,824,069
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.1%
TransDigm, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5981% 8/24/28 (d)(e)(u)	8,802,533	8,816,617
Tranche H 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5981% 2/22/27 (d)(e)(u)	1,363,231	1,366,094
Tranche J 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5981% 2/28/31 (d)(e)(u)	360,000	361,228
		10,543,939
Air Freight & Logistics - 0.0%
Echo Global Logistics, Inc. 2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.4263% 11/23/29 (d)(e)(h)(u)	780,000	780,000
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5981% 3/17/30 (d)(e)(u)	745,048	743,536
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.4981% 3/24/28 (d)(e)(h)(u)	938,288	863,225
		2,386,761
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8598% 5/17/28 (d)(e)(u)	9,314,503	8,333,313
Chariot Buyer LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 10/22/28 (e)(u)(w)	280,000	279,230
CME Term SOFR 1 Month Index + 3.750% 9.0783% 11/3/28 (d)(e)(u)	1,000,000	998,750
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.7481% 1/24/29 (d)(e)(u)	1,835,000	1,832,137
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8238% 2/25/29 (d)(e)(u)	11,423,717	11,273,838
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9481% 4/29/29 (d)(e)(u)	4,451,162	4,435,094
		27,152,362
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9263% 12/21/28 (d)(e)(u)	13,498,800	13,524,177
ADS Tactical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1907% 3/19/26 (d)(e)(u)	3,047,933	3,055,553
Allied Universal Holdco LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1763% 5/14/28 (d)(e)(u)	5,021,332	4,998,084
CME Term SOFR 1 Month Index + 4.750% 10.0826% 5/14/28 (d)(e)(u)	2,099,738	2,099,738
Amentum Government Services Holdings LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.3203% 2/15/29 (d)(e)(u)	4,266,253	4,264,462
CME Term SOFR 1 Month Index + 4.000% 9.4407% 1/23/27 (d)(e)(u)	2,626,695	2,624,515
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 8.750% 14.1907% 1/31/28 (d)(e)(u)	1,180,000	1,178,525
Anticimex Global AB:
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.900% 8.95% 11/16/28 (d)(e)(u)	588,000	586,530
Tranche B1 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.45% 11/16/28 (d)(e)(u)	3,107,748	3,096,094
APX Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6865% 7/9/28 (d)(e)(u)	1,311,397	1,311,187
Archkey Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6907% 6/30/28 (d)(e)(u)	1,491,186	1,487,458
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 2/7/31 (e)(u)(w)	2,760,000	2,766,900
Bifm California Buyer, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5707% 5/31/28 (d)(e)(u)	1,430,000	1,427,612
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8064% 8/1/30 (d)(e)(u)	7,517,430	7,529,533
Centralsquare Technologies LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.2481% 8/29/25 (d)(e)(u)	1,977,147	1,908,837
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.2127% 5/3/29 (d)(e)(u)	1,383,925	1,307,809
Core & Main LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5643% 2/10/31 (d)(e)(u)	755,000	751,225
Covanta Holding Corp.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8263% 11/30/28 (d)(e)(u)	1,303,619	1,296,188
CME Term SOFR 1 Month Index + 3.000% 8.3332% 11/30/28 (d)(e)(u)	617,058	615,133
Tranche C 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8263% 11/30/28 (d)(e)(u)	99,389	98,822
CME Term SOFR 1 Month Index + 3.000% 8.3332% 11/30/28 (d)(e)(u)	46,395	46,251
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3174% 8/1/29 (d)(e)(u)	2,743,481	2,726,334
Filtration Group Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6907% 10/19/28 (d)(e)(u)	2,014,910	2,015,293
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9407% 10/21/28 (d)(e)(u)	1,972,285	1,971,418
HomeServe U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3198% 10/13/30 (d)(e)(u)	2,405,000	2,401,994
KNS Acquisitions, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6907% 4/21/27 (d)(e)(u)	1,673,914	1,456,306
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6848% 6/21/28 (d)(e)(u)	4,406,742	4,387,485
Omnia Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0741% 7/25/30 (d)(e)(u)	2,690,000	2,695,272
Optiv Security, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5741% 8/14/26 (d)(e)(u)	1,471,313	1,420,920
Pg Investment Co. 59 Sarl Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/23/31 (e)(u)(w)	2,675,000	2,676,124
Pilot Travel Centers LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4263% 8/4/28 (d)(e)(u)	2,003,109	2,002,268
Pitney Bowes, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4407% 3/19/28 (d)(e)(u)	788,410	784,468
RLG Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6907% 7/8/28 (d)(e)(u)	1,004,500	980,221
The GEO Group, Inc. Tranche 1B 1LN, term loan CME Term SOFR 1 Month Index + 7.120% 12.2013% 3/23/27 (d)(e)(u)	1,218,963	1,246,767
Vestis Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 2/22/31 (e)(u)(w)	735,000	734,081
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0763% 11/3/29 (d)(e)(u)	904,882	904,321
		84,377,905
Construction & Engineering - 0.0%
Rockwood Service Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.6907% 1/23/27 (d)(e)(u)	1,910,595	1,912,582
SRS Distribution, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9407% 6/4/28 (d)(e)(u)	3,780,624	3,773,214
CME Term SOFR 3 Month Index + 3.250% 8.6763% 6/2/28 (d)(e)(u)	982,456	980,462
USIC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.1059% 5/14/28 (d)(e)(u)	985,000	975,150
		7,641,408
Electrical Equipment - 0.0%
Alliance Laundry Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9261% 10/8/27 (d)(e)(u)	1,865,342	1,866,890
Vertiv Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9444% 3/2/27 (d)(e)(u)	2,992,500	2,995,223
		4,862,113
Ground Transportation - 0.1%
Avis Budget Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1907% 8/6/27 (d)(e)(u)	668,260	662,245
Genesee & Wyoming, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.4481% 12/30/26 (d)(e)(u)	2,914,717	2,914,367
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.1346% 3/3/30 (d)(e)(u)	4,076,772	4,085,497
		7,662,109
Machinery - 0.0%
Chart Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6735% 3/17/30 (d)(e)(u)	1,174,056	1,175,159
CPM Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8283% 9/28/28 (d)(e)(u)	992,843	992,634
TK Elevator U.S. Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 3.500% 9.081% 7/31/27 (d)(e)(u)	1,434,190	1,435,165
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 14.3418% 4/16/25 (d)(e)(h)(u)	497,023	472,172
		4,075,130
Passenger Airlines - 0.1%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3294% 4/20/28 (d)(e)(u)	2,834,526	2,887,674
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9349% 8/11/28 (d)(e)(u)	1,383,925	1,384,119
American Airlines, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8694% 6/4/29 (d)(e)(u)	1,380,000	1,378,565
Mileage Plus Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.7704% 7/2/27 (d)(e)(u)	3,269,618	3,364,371
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0678% 10/20/27 (d)(e)(u)	2,265,000	2,326,767
United Airlines, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0757% 2/15/31 (d)(e)(u)	2,670,000	2,666,663
		14,008,159
Professional Services - 0.2%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9407% 2/4/28 (d)(e)(u)	3,151,197	3,150,409
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 9.1907% 2/7/26 (d)(e)(u)	748,037	748,141
CME Term SOFR 1 Month Index + 3.750% 9.0826% 12/30/28 (d)(e)(u)	1,795,420	1,795,420
CHG Healthcare Services, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6907% 9/30/28 (d)(e)(u)	726,936	725,213
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9407% 6/2/28 (d)(e)(u)	9,610,374	9,329,558
Dayforce, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 2/16/31 (e)(u)(w)	1,115,000	1,112,213
EAB Global, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9407% 8/16/28 (d)(e)(u)	1,815,369	1,810,449
EmployBridge LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.343% 7/19/28 (d)(e)(u)	2,658,063	2,280,246
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0627% 4/29/29 (d)(e)(u)	2,418,904	2,116,541
KBR, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5763% 1/21/31 (d)(e)(u)	600,000	600,750
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0763% 2/24/28 (d)(e)(u)	1,107,210	1,108,095
Verscend Holding Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4407% 8/27/25 (d)(e)(u)	5,642,873	5,639,375
		30,416,410
Trading Companies & Distributors - 0.0%
Foundation Building Materials, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 1/29/31 (e)(u)(w)	2,990,000	2,986,263
United Rentals North America, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 2/7/31 (e)(u)(w)	1,315,000	1,317,880
		4,304,143
Transportation Infrastructure - 0.0%
ASP LS Acquisition Corp. 2LN, term loan CME Term SOFR 3 Month Index + 7.500% 13.3958% 5/7/29 (d)(e)(u)	295,000	243,620
Wwex Unified Topco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6098% 7/26/28 (d)(e)(u)	2,548,099	2,519,433
		2,763,053
TOTAL INDUSTRIALS		200,193,492
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.0%
Anastasia Parent LLC Tranche B, term loan CME Term SOFR 3 Month Index + 3.750% 9.3598% 8/10/25 (d)(e)(u)	4,521,443	3,253,811
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.3481% 10/6/29 (d)(e)(u)	1,611,260	1,439,564
		4,693,375
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1907% 7/1/29 (d)(e)(u)	3,855,858	3,850,074
DG Investment Intermediate Holdings, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 6.750% 12.1907% 3/31/29 (d)(e)(u)	315,000	292,950
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1907% 3/31/28 (d)(e)(u)	1,490,062	1,486,962
CME Term SOFR 1 Month Index + 4.750% 10.0763% 3/31/28 (d)(e)(u)	592,002	589,966
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4407% 8/10/27 (d)(e)(u)	1,809,375	1,808,561
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3263% 11/12/29 (d)(e)(u)	1,859,468	1,856,214
TTM Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0783% 5/30/30 (d)(e)(u)	2,352,688	2,343,865
		12,228,592
IT Services - 0.1%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4981% 2/16/28 (d)(e)(u)	1,312,500	1,301,291
Ahead DB Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5686% 1/24/31 (d)(e)(u)	945,000	943,819
Constant Contact, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5881% 2/10/28 (d)(e)(u)	1,458,710	1,414,045
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4481% 6/30/28 (d)(e)(u)	1,769,548	1,238,684
Ion Trading Finance Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.1981% 4/1/28 (d)(e)(u)	2,942,431	2,921,422
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1763% 2/1/28 (d)(e)(u)	12,541,843	12,541,843
		20,361,104
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.8481% 7/6/29 (d)(e)(u)	2,044,391	2,046,701
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8235% 8/17/29 (d)(e)(u)	3,701,239	3,691,320
		5,738,021
Software - 0.8%
A&V Holdings Midco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.370% 10.987% 3/10/27 (d)(e)(u)	1,530,899	1,504,109
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.821% 2/7/31 (d)(e)(u)	4,048,588	4,062,920
AppLovin Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.4263% 10/25/28 (d)(e)(u)	511,141	511,300
CME Term SOFR 1 Month Index + 3.100% 8.4263% 8/15/30 (d)(e)(u)	3,758,895	3,761,827
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1763% 12/10/29 (d)(e)(u)	2,020,380	1,939,565
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9263% 12/10/28 (d)(e)(u)	9,808,532	9,631,390
Byju's Alpha, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 15.5% 11/24/26 (d)(e)(u)	2,455,178	490,004
Camelot U.S. Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0763% 1/31/31 (d)(e)(u)	4,610,373	4,593,084
Central Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3481% 7/6/29 (d)(e)(u)	3,502,480	3,509,205
Cloud Software Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9481% 3/30/29 (d)(e)(u)	6,962,817	6,896,113
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.1098% 9/30/28 (d)(e)(u)	3,855,850	3,847,406
DCert Buyer, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3263% 10/16/26 (d)(e)(u)	6,756,535	6,699,713
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.3263% 2/19/29 (d)(e)(u)	1,330,000	1,208,398
DH Corp./Societe term loan CME Term SOFR 3 Month Index + 7.250% 12.7129% 9/13/29 (d)(e)(h)(u)	56,141	56,141
Epicor Software Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6907% 7/31/27 (d)(e)(u)	3,783,708	3,791,995
Finastra U.S.A., Inc. term loan CME Term SOFR 1 Month Index + 7.250% 12.7129% 9/13/29 (d)(e)(h)(u)	2,403,859	2,403,859
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1907% 3/3/28 (d)(e)(u)	2,299,648	2,296,773
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4263% 9/12/29 (d)(e)(u)	4,545,144	4,530,645
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4407% 12/1/27 (d)(e)(u)	2,642,886	2,650,048
Helios Software Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0747% 7/15/30 (d)(e)(u)	823,550	814,285
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1783% 3/1/29 (d)(e)(u)	6,371,837	6,332,013
MH Sub I LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5763% 5/3/28 (d)(e)(u)	11,242,791	11,048,853
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.5763% 2/23/29 (d)(e)(u)	1,660,000	1,594,297
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1763% 1/31/30 (d)(e)(u)	5,599,812	5,603,340
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5743% 6/2/28 (d)(e)(u)	11,945,410	11,675,205
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0627% 10/26/30 (d)(e)(u)	3,420,000	3,428,071
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6907% 8/31/28 (d)(e)(u)	4,414,900	4,405,099
Rackspace Technology Global, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1876% 2/15/28 (d)(e)(u)	6,409,214	2,782,304
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4407% 4/22/28 (d)(e)(u)	3,971,131	3,861,448
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1763% 9/30/28 (d)(e)(u)	2,863,814	2,792,820
Renaissance Holdings Corp. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5763% 4/8/30 (d)(e)(u)	5,477,313	5,458,471
Roper Industrial Products Investment Co. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3481% 11/22/29 (d)(e)(u)	1,371,413	1,375,184
Sophia LP Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 10/7/29 (e)(u)(w)	535,000	534,331
CME Term SOFR 1 Month Index + 3.500% 8.9326% 10/7/27 (d)(e)(u)	6,872,151	6,863,561
SS&C Technologies, Inc.:
Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1907% 4/16/25 (d)(e)(u)	1,029,547	1,028,692
Tranche B 4LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1907% 4/16/25 (d)(e)(u)	972,055	971,249
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1907% 4/16/25 (d)(e)(u)	3,543,154	3,540,496
UKG, Inc.:
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.6802% 5/3/27 (d)(e)(u)	2,223,000	2,242,451
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8143% 2/10/31 (d)(e)(u)	11,716,267	11,721,773
Veritas U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4407% 9/1/25 (d)(e)(u)	1,350,904	1,249,019
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.6763% 2/28/27 (d)(e)(u)	3,171,045	3,164,449
		156,871,906
TOTAL INFORMATION TECHNOLOGY		199,892,998
MATERIALS - 0.5%
Chemicals - 0.3%
A-Gas Finco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5965% 12/14/29 (d)(e)(u)	1,650,000	1,602,563
ARC Falcon I, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9263% 9/30/28 (d)(e)(u)	3,871,089	3,836,675
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4263% 9/22/29 (d)(e)(u)	345,000	309,638
Aruba Investment Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0763% 11/24/27 (d)(e)(u)	1,069,200	1,058,508
2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.1763% 11/24/28 (d)(e)(u)	485,000	459,135
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4263% 11/24/27 (d)(e)(u)	4,005,583	3,975,541
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4981% 5/27/29 (d)(e)(u)	1,471,266	1,463,909
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8214% 11/15/30 (d)(e)(u)	2,520,000	2,441,250
Cyanco Intermediate 2 Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0763% 7/7/28 (d)(e)(u)	698,250	698,543
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5783% 11/1/30 (d)(e)(u)	2,020,000	2,021,273
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7052% 10/4/29 (d)(e)(u)	7,606,170	7,560,989
Groupe Solmax, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.2816% 5/27/28 (d)(e)(u)	2,810,136	2,729,851
Herens U.S. Holdco Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.920% 9.3731% 7/3/28 (d)(e)(u)	1,645,000	1,536,907
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9757% 3/15/29 (d)(e)(u)	7,458,271	7,152,930
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.8638% 3/15/30 (d)(e)(u)	675,000	575,019
INEOS U.S. Petrochem LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1763% 3/1/30 (d)(e)(u)	900,475	887,715
Koppers, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8896% 4/10/30 (d)(e)(u)	2,134,288	2,140,969
Nouryon U.S.A. LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.4191% 4/3/28 (d)(e)(u)	3,343,723	3,340,246
CME Term SOFR 1 Month Index + 4.000% 9.4235% 4/3/28 (d)(e)(u)	1,144,250	1,143,541
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.250% 9.5658% 11/9/28 (d)(e)(u)	2,957,588	2,961,284
CME Term SOFR 3 Month Index + 3.750% 9.3598% 11/9/28 (d)(e)(u)	4,266,442	4,258,719
The Chemours Co. LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8263% 8/18/28 (d)(e)(u)	4,698,507	4,604,537
Touchdown Acquirer, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 2/7/31 (e)(u)(w)	1,197,725	1,197,725
CME Term SOFR 1 Month Index + 4.000% 2/7/31 (e)(u)(w)	262,275	262,275
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3598% 9/22/28 (d)(e)(u)	1,537,544	1,535,238
		59,754,980
Construction Materials - 0.0%
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6226% 8/3/30 (d)(e)(u)	593,513	594,106
Smyrna Ready Mix LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8203% 4/2/29 (d)(e)(u)	368,042	368,502
VM Consolidated, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0763% 3/27/28 (d)(e)(u)	1,682,252	1,684,355
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.0763% 10/19/27 (d)(e)(u)	498,728	499,112
		3,146,075
Containers & Packaging - 0.2%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6907% 3/3/28 (d)(e)(u)	3,290,749	3,240,499
Berlin Packaging, LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.2001% 3/11/28 (d)(e)(u)	5,137,315	5,119,489
Berry Global, Inc. Tranche AA 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1825% 7/1/29 (d)(e)(u)	3,176,684	3,168,742
Charter Next Generation, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8263% 12/1/27 (d)(e)(u)	2,869,773	2,867,793
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.670% 9.1013% 4/13/29 (d)(e)(u)	11,138,082	11,121,821
Graham Packaging Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4407% 8/4/27 (d)(e)(u)	3,470,198	3,465,513
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 4.750% 10.2675% 2/9/26 (d)(e)(u)	2,241,017	2,151,376
Pregis TopCo Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0763% 8/3/26 (d)(e)(u)	690,000	689,876
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1763% 1/30/27 (d)(e)(u)	982,234	981,497
		32,806,606
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo OYJ 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6098% 2/4/28 (d)(e)(u)	1,732,566	1,715,240
TOTAL MATERIALS		97,422,901
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Cushman & Wakefield U.S. Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.1907% 8/21/25 (d)(e)(u)	226,501	225,935
CME Term SOFR 1 Month Index + 3.250% 8.6763% 1/31/30 (d)(e)(u)	421,293	416,204
Greystar Real Estate Partners Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5757% 8/21/30 (d)(e)(u)	1,132,250	1,130,835
		1,772,974
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0763% 1/20/31 (d)(e)(u)	4,275,000	4,258,285
Generation Bridge Northeast LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5763% 8/7/29 (d)(e)(u)	1,399,078	1,401,709
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.8263% 6/23/27 (d)(e)(u)	1,440,000	1,439,554
Vistra Operations Co. LLC Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3263% 12/20/30 (d)(e)(u)	3,949,291	3,929,940
		11,029,488
Independent Power and Renewable Electricity Producers - 0.0%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5763% 7/20/30 (d)(e)(u)	1,062,338	1,057,854
Esdec Solar Group BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3598% 8/27/28 (d)(e)(u)	1,765,669	1,668,557
		2,726,411
Multi-Utilities - 0.0%
Osmose Utilities Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6907% 6/23/28 (d)(e)(u)	108,338	107,570
TOTAL UTILITIES		13,863,469
TOTAL BANK LOAN OBLIGATIONS (Cost $1,234,430,679)		1,219,176,752

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Discover Bank 5.974% 8/9/28 (d)	5,039,000	4,959,996
KeyBank NA 6.95% 2/1/28	718,000	732,692
Regions Bank 6.45% 6/26/37	8,935,000	9,067,592
TOTAL BANK NOTES (Cost $15,870,325)		14,760,280

Preferred Securities - 0.5%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd. 4% (Reg. S) (d)(i)		1,000,000	905,585
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV:
3.375% (Reg. S) (d)(i)	EUR	2,500,000	2,736,941
3.875% (Reg. S) (d)(i)	EUR	5,400,000	5,434,617
			8,171,558
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (i)		1,486,000	1,512,910
Tobacco - 0.0%
British American Tobacco PLC 3% (Reg. S) (d)(i)	EUR	5,510,000	5,525,495
TOTAL CONSUMER STAPLES			7,038,405
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.5966% (d)(e)(i)		12,463,000	12,362,193
EnLink Midstream Partners LP CME Term SOFR 3 Month Index + 4.370% 9.7562% (d)(e)(i)		1,825,000	1,815,633
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.6786% (d)(e)(i)		3,330,000	3,325,054
			17,502,880
FINANCIALS - 0.2%
Banks - 0.1%
AIB Group PLC 6.25% (Reg. S) (d)(i)	EUR	1,780,000	1,926,328
Banco de Credito e Inversiones 8.75% (b)(d)(i)		550,000	568,859
Banco Do Brasil SA 6.25% (b)(d)(i)		805,000	825,441
Banco Mercantil del Norte SA:
6.75% (b)(d)(i)		1,145,000	1,150,947
7.625% (b)(d)(i)		902,000	893,974
Bank of America Corp.:
CME Term SOFR 3 Month Index + 3.390% 8.7737% (d)(e)(i)		475,000	488,966
5.875% (d)(i)		2,585,000	2,574,844
6.25% (d)(i)		1,540,000	1,582,972
Barclays PLC:
5.875% (Reg. S) (d)(i)	GBP	1,000,000	1,257,397
7.125% (d)(i)	GBP	250,000	313,344
8.875% (d)(i)	GBP	1,000,000	1,282,778
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (b)(d)		485,000	446,091
5.35% 11/12/29 (b)(d)		265,000	264,477
8.45% 6/29/38 (b)(d)		555,000	594,097
BNP Paribas SA 6.625% (Reg. S) (d)(i)		2,230,000	2,294,128
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (d)(i)		200,000	205,571
JPMorgan Chase & Co.:
CME Term SOFR 3 Month Index + 3.560% 8.868% (d)(e)(i)		628,000	635,104
4.6% (d)(i)		1,090,000	1,065,101
6.1% (d)(i)		2,255,000	2,309,236
Lloyds Banking Group PLC 5.125% (d)(i)	GBP	220,000	272,548
NBK Tier 1 Ltd. 3.625% (b)(d)(i)		340,000	309,960
Tinkoff Credit Systems 6% (b)(c)(d)(h)(i)		390,000	19,500
Wells Fargo & Co. 5.9% (d)(i)		1,420,000	1,430,933
			22,712,596
Capital Markets - 0.0%
Charles Schwab Corp. 4% (d)(i)		1,655,000	1,379,573
Credit Suisse Group AG Claim (c)		7,755,000	911,213
UBS Group AG 7% (Reg. S) (d)(i)		644,000	643,686
			2,934,472
Consumer Finance - 0.0%
Ally Financial, Inc.:
4.7% (d)(i)		2,340,000	1,841,483
4.7% (d)(i)		740,000	636,035
			2,477,518
Insurance - 0.1%
QBE Insurance Group Ltd. 5.25% (Reg. S) (d)(i)		4,059,000	4,011,861
TOTAL FINANCIALS			32,136,447
INDUSTRIALS - 0.1%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (Reg. S) (d)(i)	GBP	900,000	1,030,943
Marine Transportation - 0.0%
DP World Salaam 6% (Reg. S) (d)(i)		1,325,000	1,332,744
Trading Companies & Distributors - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (d)		5,039,000	5,102,359
Air Lease Corp. 4.125% (d)(i)		2,828,000	2,444,318
Aircastle Ltd. 5.25% (b)(d)(i)		2,610,000	2,482,258
			10,028,935
TOTAL INDUSTRIALS			12,392,622
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd.:
3.975% (b)(d)(i)		350,000	334,945
5.65% (b)(d)(i)		1,015,000	1,025,680
			1,360,625
MATERIALS - 0.0%
Construction Materials - 0.0%
CEMEX S.A.B. de CV:
5.125% (b)(d)(i)		2,015,000	1,968,936
9.125% (b)(d)(i)		485,000	526,199
			2,495,135
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown SA 3.375% (Reg. S) (d)(i)	EUR	6,000,000	3,218,926
AT Securities BV USD SWAP SEMI 30/360 5Y INDX + 3.540% 7.747% (Reg. S) (d)(e)(i)		5,250,000	3,030,444
Citycon Oyj 4.496% (Reg. S) (d)(i)	EUR	1,555,000	1,451,207
CPI Property Group SA 3.75% (Reg. S) (d)(i)	EUR	3,955,000	1,655,954
Grand City Properties SA 1.5% (Reg. S) (d)(i)	EUR	6,000,000	3,637,529
Heimstaden Bostad AB:
3.248% (Reg. S) (d)(i)	EUR	5,790,000	4,260,879
3.625% (Reg. S) (d)(i)	EUR	1,410,000	914,459
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (d)(i)	EUR	2,605,000	582,390
			18,751,788
UTILITIES - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (Reg. S) (d)(i)	GBP	1,920,000	2,376,341
Multi-Utilities - 0.0%
ELM BV for Firmenich International SA 3.75% (Reg. S) (d)(i)	EUR	705,000	761,612
TOTAL UTILITIES			3,137,953
TOTAL PREFERRED SECURITIES (Cost $129,661,871)			103,892,998

Money Market Funds - 3.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (x)	491,298,605	491,396,865
Fidelity Securities Lending Cash Central Fund 5.39% (x)(y)	178,048,934	178,066,739
TOTAL MONEY MARKET FUNDS (Cost $669,461,407)		669,463,604

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	14,100,000	493,694
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.778% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	14,300,000	478,872
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.8225% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	22,300,000	712,665

TOTAL PUT OPTIONS			1,685,231
Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.7375% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	14,100,000	513,577
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.778% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	14,300,000	544,425
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.8225% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	22,300,000	893,483

TOTAL CALL OPTIONS			1,951,485
TOTAL PURCHASED SWAPTIONS (Cost $3,689,118)			3,636,716

TOTAL INVESTMENT IN SECURITIES - 113.2% (Cost $24,341,554,633)	22,745,553,065
NET OTHER ASSETS (LIABILITIES) - (13.2)%	(2,645,743,243)
NET ASSETS - 100.0%	20,099,809,822

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 3/1/54	(85,000,000)	(69,173,506)
2% 3/1/54	(66,000,000)	(53,711,196)
2% 3/1/54	(6,525,000)	(5,310,084)
2% 3/1/54	(3,100,000)	(2,522,799)
2% 3/1/54	(33,675,000)	(27,404,917)
2% 3/1/54	(29,800,000)	(24,251,419)
2% 3/1/54	(59,600,000)	(48,502,838)
2% 3/1/54	(2,225,000)	(1,810,718)
2.5% 3/1/54	(17,050,000)	(14,427,060)
2.5% 3/1/54	(1,750,000)	(1,480,783)
3% 3/1/54	(77,150,000)	(67,656,662)
3% 3/1/54	(18,800,000)	(16,486,652)
6.5% 3/1/54	(42,550,000)	(43,131,739)
6.5% 3/1/54	(31,800,000)	(32,234,766)

TOTAL GINNIE MAE		(408,105,139)

Uniform Mortgage Backed Securities
2% 3/1/54	(112,700,000)	(88,587,925)
2% 3/1/54	(10,600,000)	(8,332,138)
2% 3/1/54	(22,025,000)	(17,312,769)
2% 3/1/54	(27,650,000)	(21,734,305)
2% 3/1/54	(13,750,000)	(10,808,199)
2% 3/1/54	(8,400,000)	(6,602,827)
2% 3/1/54	(5,900,000)	(4,637,700)
2% 3/1/54	(2,400,000)	(1,886,522)
2% 3/1/54	(59,100,000)	(46,455,602)
2% 3/1/54	(13,100,000)	(10,297,265)
2.5% 3/1/54	(21,650,000)	(17,786,828)
2.5% 3/1/54	(3,700,000)	(3,039,781)
3% 3/1/54	(108,550,000)	(92,869,616)
3% 3/1/54	(10,700,000)	(9,154,352)
3% 3/1/54	(13,900,000)	(11,892,102)
4.5% 3/1/54	(5,025,000)	(4,755,299)
5% 3/1/54	(4,225,000)	(4,097,590)
5% 3/1/54	(36,750,000)	(35,641,760)
5.5% 3/1/54	(2,975,000)	(2,943,158)
5.5% 3/1/54	(4,350,000)	(4,303,442)
5.5% 3/1/54	(4,900,000)	(4,847,555)
5.5% 3/1/54	(9,700,000)	(9,596,180)
6% 3/1/54	(7,700,000)	(7,733,688)
6% 3/1/54	(4,500,000)	(4,519,688)
6% 3/1/54	(9,500,000)	(9,541,563)
6% 3/1/54	(3,800,000)	(3,816,625)
6% 3/1/54	(9,700,000)	(9,742,438)
6% 3/1/54	(475,000)	(477,078)
6% 3/1/54	(4,700,000)	(4,720,563)
6% 3/1/54	(9,800,000)	(9,842,875)
6.5% 3/1/54	(12,700,000)	(12,922,250)
6.5% 3/1/54	(11,100,000)	(11,294,250)
6.5% 3/1/54	(11,100,000)	(11,294,250)
6.5% 3/1/54	(450,000)	(457,875)
6.5% 3/1/54	(350,000)	(356,125)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(504,302,183)

TOTAL TBA SALE COMMITMENTS (Proceeds $913,608,706)		(912,407,322)

Written Swaptions
	Expiration Date	Notional Amount (a)	Value ($)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.7675%, expiring September 2033.	9/20/28	17,300,000	(672,451)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.502% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring January 2034.	1/04/29	19,200,000	(849,973)

TOTAL PUT SWAPTIONS			(1,522,424)
Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.7675 and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring September 2033.	9/20/28	17,300,000	(723,811)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.502% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring January 2034.	1/04/29	19,200,000	(705,563)

TOTAL CALL SWAPTIONS			(1,429,374)
TOTAL WRITTEN SWAPTIONS			(2,951,798)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	51	Mar 2024	3,812,786	46,384	46,384
TME 10 Year Canadian Note Contracts (Canada)	190	Jun 2024	16,781,712	45,188	45,188

TOTAL BOND INDEX CONTRACTS					91,572

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	8	Jun 2024	883,500	3,176	3,176
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,030	Jun 2024	210,892,500	110,581	110,581
CBOT 5-Year U.S. Treasury Note Contracts (United States)	11,619	Jun 2024	1,242,143,719	2,299,516	2,299,516
CBOT Long Term U.S. Treasury Bond Contracts (United States)	117	Jun 2024	13,952,250	136,848	136,848

TOTAL TREASURY CONTRACTS					2,550,121

TOTAL PURCHASED					2,641,693

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	48	Jun 2024	5,943,312	(44,751)	(44,751)

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,521	Jun 2024	167,975,438	(609,313)	(609,313)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	428	Jun 2024	45,755,875	(87,796)	(87,796)

TOTAL TREASURY CONTRACTS					(697,109)

TOTAL SOLD					(741,860)

TOTAL FUTURES CONTRACTS					1,899,833
The notional amount of futures purchased as a percentage of Net Assets is 7.4%
The notional amount of futures sold as a percentage of Net Assets is 1.0%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	911,000	USD	985,702	Citibank, N. A.	3/04/24	(1,093)
GBP	2,052,000	USD	2,594,847	JPMorgan Chase Bank, N.A.	3/05/24	(4,592)
CAD	583,000	USD	436,743	JPMorgan Chase Bank, N.A.	4/12/24	(6,913)
CAD	297,000	USD	219,852	Royal Bank of Canada	4/12/24	(882)
EUR	1,139,000	USD	1,237,872	BNP Paribas S.A.	4/12/24	(4,804)
EUR	350,000	USD	377,665	Brown Brothers Harriman & Co	4/12/24	1,241
EUR	953,000	USD	1,028,934	Canadian Imperial Bk. of Comm.	4/12/24	2,773
EUR	431,000	USD	467,293	Canadian Imperial Bk. of Comm.	4/12/24	(697)
EUR	2,139,000	USD	2,318,248	Citibank, N. A.	4/12/24	(2,592)
EUR	1,956,000	USD	2,138,861	JPMorgan Chase Bank, N.A.	4/12/24	(21,318)
EUR	743,000	USD	804,999	State Street Bank and Trust Co	4/12/24	(636)
GBP	339,000	USD	429,859	Bank of America, N.A.	4/12/24	(1,835)
GBP	1,157,000	USD	1,466,869	Bank of America, N.A.	4/12/24	(6,033)
GBP	2,091,000	USD	2,666,596	Brown Brothers Harriman & Co	4/12/24	(26,484)
GBP	500,000	USD	636,775	Brown Brothers Harriman & Co	4/12/24	(5,471)
GBP	706,000	USD	895,944	Brown Brothers Harriman & Co	4/12/24	(4,544)
GBP	1,900,000	USD	2,400,972	Canadian Imperial Bk. of Comm.	4/12/24	(2,019)
GBP	508,000	USD	644,676	JPMorgan Chase Bank, N.A.	4/12/24	(3,271)
GBP	349,000	USD	443,393	JPMorgan Chase Bank, N.A.	4/12/24	(2,744)
GBP	233,000	USD	294,366	JPMorgan Chase Bank, N.A.	4/12/24	(178)
GBP	2,007,000	USD	2,525,866	JPMorgan Chase Bank, N.A.	4/12/24	8,187
GBP	2,071,000	USD	2,627,308	JPMorgan Chase Bank, N.A.	4/12/24	(12,449)
JPY	1,788,900,000	USD	12,455,032	JPMorgan Chase Bank, N.A.	4/12/24	(446,131)
USD	178,475	AUD	266,000	Brown Brothers Harriman & Co	4/12/24	5,356
USD	163,113	CAD	220,000	Brown Brothers Harriman & Co	4/12/24	913
USD	197,852	CAD	267,000	Brown Brothers Harriman & Co	4/12/24	1,000
USD	107,793	CAD	146,000	Brown Brothers Harriman & Co	4/12/24	151
USD	559,821	CAD	749,000	JPMorgan Chase Bank, N.A.	4/12/24	7,603
USD	906,955	EUR	823,000	BNP Paribas S.A.	4/12/24	15,985
USD	2,100,421	EUR	1,928,000	BNP Paribas S.A.	4/12/24	13,191
USD	358,257	EUR	333,000	BNP Paribas S.A.	4/12/24	(2,245)
USD	2,543,261	EUR	2,345,000	BNP Paribas S.A.	4/12/24	4,591
USD	4,138,234	EUR	3,767,000	Brown Brothers Harriman & Co	4/12/24	60,124
USD	2,266,840	EUR	2,080,000	Brown Brothers Harriman & Co	4/12/24	15,056
USD	548,079	EUR	503,000	Canadian Imperial Bk. of Comm.	4/12/24	3,538
USD	2,774,572	EUR	2,547,000	Canadian Imperial Bk. of Comm.	4/12/24	17,220
USD	648,664	EUR	594,000	Canadian Imperial Bk. of Comm.	4/12/24	5,606
USD	432,749	EUR	398,000	Canadian Imperial Bk. of Comm.	4/12/24	1,878
USD	236,810,345	EUR	215,689,000	Citibank, N. A.	4/12/24	3,307,946
USD	190,119	EUR	175,000	Goldman Sachs Bank USA	4/12/24	666
USD	507,172	EUR	468,000	Goldman Sachs Bank USA	4/12/24	520
USD	9,598,614	EUR	8,725,000	JPMorgan Chase Bank, N.A.	4/12/24	153,031
USD	185,379	EUR	170,000	JPMorgan Chase Bank, N.A.	4/12/24	1,339
USD	174,613	EUR	162,000	JPMorgan Chase Bank, N.A.	4/12/24	(766)
USD	815,280	EUR	755,000	JPMorgan Chase Bank, N.A.	4/12/24	(2,074)
USD	342,584	GBP	268,000	BNP Paribas S.A.	4/12/24	4,205
USD	107,244,345	GBP	84,299,000	Bank of America, N.A.	4/12/24	807,821
USD	1,940,258	GBP	1,534,000	JPMorgan Chase Bank, N.A.	4/12/24	3,418
USD	12,636,009	JPY	1,790,700,000	Royal Bank of Canada	4/12/24	615,024

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						4,498,612
Unrealized Appreciation						5,058,383
Unrealized Depreciation						(559,771)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(4)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		20,000	160	(216)	(56)
CMBX N.A. BBB- Index Series 13		Dec 2072	Goldman Sachs & Co. LLC	(3%)	Monthly		1,760,000	394,925	(468,928)	(74,003)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		1,710,000	272,606	(386,989)	(114,383)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		630,000	100,434	(174,330)	(73,896)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		590,000	94,057	(169,702)	(75,645)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		930,000	148,259	(228,834)	(80,575)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		1,760,000	280,577	(431,445)	(150,868)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		1,710,000	272,606	(452,808)	(180,202)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		290,000	46,231	(67,383)	(21,152)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		530,000	84,492	(119,070)	(34,578)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		1,480,000	235,940	(430,230)	(194,290)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		5,980,000	953,324	(1,764,055)	(810,731)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		620,000	98,840	(159,785)	(60,945)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		550,000	87,680	(135,480)	(47,800)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		550,000	87,680	(132,875)	(45,195)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		250,000	39,855	(66,165)	(26,310)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		850,000	135,506	(258,983)	(123,477)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		1,160,000	184,926	(329,812)	(144,886)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		1,170,000	186,520	(329,819)	(143,299)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,200,000	191,303	(201,989)	(10,686)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		600,000	95,651	(101,756)	(6,105)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		620,000	98,840	(147,593)	(48,753)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,700,000	271,012	(393,825)	(122,813)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,080,000	172,172	(260,538)	(88,366)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,260,000	200,868	(320,783)	(119,915)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,080,000	172,172	(268,759)	(96,587)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		550,000	87,680	(137,544)	(49,864)
CMBX N.A. BBB- Index Series 17		Dec 2056	Citigroup Global Markets Ltd.	(3%)	Monthly		1,000,000	136,905	(164,252)	(27,347)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly		900,000	123,215	(130,467)	(7,252)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,000,000	136,905	(141,435)	(4,530)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		500,000	68,453	(72,482)	(4,029)
Intesa Sanpaolo SpA		Jun 2028	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	4,770,000	(87,525)	5,941	(81,584)

TOTAL BUY PROTECTION								5,372,269	(8,442,391)	(3,070,122)
Sell Protection
5-Year CDX N.A. EM Series 40	NR	Dec 2028	ICE	1%	Quarterly		2,100,000	19,895	0	19,895
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		20,000	(160)	469	309
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly		3,990,000	(59,840)	107,261	47,421
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly		3,770,000	(69,429)	112,855	43,426

TOTAL SELL PROTECTION								(109,534)	220,585	111,051
TOTAL CREDIT DEFAULT SWAPS								5,262,735	(8,221,806)	(2,959,071)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Notional amount is stated in U.S. Dollars unless otherwise noted.

(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Mar 2026	300,469,000	1,624,350	0	1,624,350
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.5%	Annual	LCH	Mar 2027	110,177,000	603,401	0	603,401
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Mar 2029	31,691,000	212,514	0	212,514
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Mar 2031	86,550,000	714,520	0	714,520
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Mar 2044	7,999,000	41,563	0	41,563
4%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Mar 2054	3,157,000	(21,511)	0	(21,511)
TOTAL INTEREST RATE SWAPS							3,174,837	0	3,174,837

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
JPY	-	Japanese yen
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,949,335,071 or 19.6% of net assets.

(c)	Non-income producing - Security is in default.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $883,559 or 0.0% of net assets.

(h)	Level 3 security
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $259,458.

(k)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $13,776,872.
(l)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $23,191,562.
(m)	Security or a portion of the security is on loan at period end.
(n)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $18,674,310.

(o)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(p)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(q)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(r)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(s)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(t)	Non-income producing
(u)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(v)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $408,896 and $409,153, respectively.

(w)	The coupon rate will be determined upon settlement of the loan after period end.
(x)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(y)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	3,324

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	791,880

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	500,115,355	3,319,412,481	3,328,130,971	16,483,387	-	-	491,396,865	0.9%
Fidelity Securities Lending Cash Central Fund 5.39%	120,678,671	2,190,512,415	2,133,124,347	85,836	-	-	178,066,739	0.6%
Total	620,794,026	5,509,924,896	5,461,255,318	16,569,223	-	-	669,463,604

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,175,878	-	-	1,175,878
Consumer Discretionary	1,832,749	1,096,962	-	735,787
Energy	16,796,102	11,385,095	-	5,411,007
Financials	4,240,122	2,297,102	-	1,943,020
Health Care	1,803,890	1,803,890	-	-
Industrials	1,795,135	1,406,218	-	388,917
Information Technology	3,003,016	1,730,868	-	1,272,148
Real Estate	2,183,176	1,901,183	281,993	-

Corporate Bonds	6,319,596,169	-	6,318,288,482	1,307,687

U.S. Government and Government Agency Obligations	5,850,867,985	-	5,850,867,985	-

U.S. Government Agency - Mortgage Securities	5,280,009,541	-	5,280,009,541	-

Asset-Backed Securities	1,380,655,981	-	1,380,655,977	4

Collateralized Mortgage Obligations	400,445,220	-	400,445,028	192

Commercial Mortgage Securities	1,185,009,662	-	1,175,765,170	9,244,492

Foreign Government and Government Agency Obligations	258,351,629	-	258,351,629	-

Supranational Obligations	26,856,460	-	26,856,460	-

Bank Loan Obligations	1,219,176,752	-	1,208,736,521	10,440,231

Bank Notes	14,760,280	-	14,760,280	-

Preferred Securities	103,892,998	-	103,873,498	19,500

Money Market Funds	669,463,604	669,463,604	-	-

Purchased Swaptions	3,636,716	-	3,636,716	-
Total Investments in Securities:	22,745,553,065	691,084,922	22,022,529,280	31,938,863
Derivative Instruments: Assets
Futures Contracts	2,641,693	2,641,693	-	-
Forward Foreign Currency Contracts	5,058,383	-	5,058,383	-
Swaps	8,676,037	-	8,676,037	-
Total Assets	16,376,113	2,641,693	13,734,420	-
Liabilities
Futures Contracts	(741,860)	(741,860)	-	-
Forward Foreign Currency Contracts	(559,771)	-	(559,771)	-
Swaps	(238,465)	-	(238,465)	-
Written Swaptions	(2,951,798)	-	(2,951,798)	-
Total Liabilities	(4,491,894)	(741,860)	(3,750,034)	-
Total Derivative Instruments:	11,884,219	1,899,833	9,984,386	-
Other Financial Instruments:
TBA Sale Commitments	(912,407,322)	-	(912,407,322)	-
Total Other Financial Instruments:	(912,407,322)	-	(912,407,322)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)(b)	5,479,689	(216,954)
Total Credit Risk	5,479,689	(216,954)
Foreign Exchange Risk
Forward Foreign Currency Contracts (c)	5,058,383	(559,771)
Total Foreign Exchange Risk	5,058,383	(559,771)
Interest Rate Risk
Futures Contracts (d)	2,641,693	(741,860)
Purchased Swaptions (e)	3,636,716	0
Swaps (a)	3,196,348	(21,511)
Written Swaptions (f)	0	(2,951,798)
Total Interest Rate Risk	9,474,757	(3,715,169)
Total Value of Derivatives	20,012,829	(4,491,894)

(a)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).

(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

(c)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(d)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(e)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.

(f)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $173,530,726) - See accompanying schedule:
Unaffiliated issuers (cost $23,672,093,226)	$22,076,089,461
Fidelity Central Funds (cost $669,461,407)	669,463,604

Total Investment in Securities (cost $24,341,554,633)		$22,745,553,065
Cash		2,077,361
Foreign currency held at value (cost $1,311,656)		1,308,769
Receivable for investments sold
Regular delivery		17,795,811
Delayed delivery		1,267,950
Receivable for premium on written options		3,041,800
Receivable for TBA sale commitments		913,608,706
Unrealized appreciation on forward foreign currency contracts		5,058,383
Dividends receivable		138,719
Interest receivable		162,674,632
Distributions receivable from Fidelity Central Funds		2,292,802
Receivable for daily variation margin on futures contracts		70,605
Bi-lateral OTC swaps, at value		5,459,794
Prepaid expenses		12,290
Total assets		23,860,360,687
Liabilities
Payable for investments purchased
Regular delivery	$119,906,784
Delayed delivery	2,515,606,185
TBA sale commitments, at value	912,407,322
Unrealized depreciation on forward foreign currency contracts	559,771
Payable for fund shares redeemed	25,396,674
Bi-lateral OTC swaps, at value	216,954
Accrued management fee	4,963,566
Payable for daily variation margin on centrally cleared swaps	356,884
Written options, at value (premium receivable $3,041,800)	2,951,798
Other payables and accrued expenses	118,188
Collateral on securities loaned	178,066,739
Total Liabilities		3,760,550,865
Commitments and contingent liabilities (see Commitments note)
Net Assets		$20,099,809,822
Net Assets consist of:
Paid in capital		$22,589,028,652
Total accumulated earnings (loss)		(2,489,218,830)
Net Assets		$20,099,809,822
Net Asset Value, offering price and redemption price per share ($20,099,809,822 ÷ 2,255,462,614 shares)		$8.91
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Dividends		$3,773,712
Interest		489,214,560
Income from Fidelity Central Funds (including $85,836 from security lending)		16,569,223
Total Income		509,557,495
Expenses
Management fee	$29,782,800
Custodian fees and expenses	22,595
Independent trustees' fees and expenses	32,745
Registration fees	128,456
Audit	77,890
Legal	202,376
Miscellaneous	72,548
Total expenses before reductions	30,319,410
Expense reductions	(577,265)
Total expenses after reductions		29,742,145
Net Investment income (loss)		479,815,350
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(162,009,352)
Forward foreign currency contracts	3,375,960
Foreign currency transactions	364,677
Futures contracts	(13,473,882)
Swaps	(8,434,796)
Total net realized gain (loss)		(180,177,393)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	335,407,154
Forward foreign currency contracts	168,359
Assets and liabilities in foreign currencies	(33,372)
Futures contracts	4,393,974
Swaps	1,442,689
Written options	90,002
TBA Sale commitments	6,088,382
Total change in net unrealized appreciation (depreciation)		347,557,188
Net gain (loss)		167,379,795
Net increase (decrease) in net assets resulting from operations		$647,195,145
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$479,815,350	$857,311,825
Net realized gain (loss)	(180,177,393)	(558,027,107)
Change in net unrealized appreciation (depreciation)	347,557,188	(211,280,553)
Net increase (decrease) in net assets resulting from operations	647,195,145	88,004,165
Distributions to shareholders	(455,967,285)	(846,069,933)

Share transactions
Proceeds from sales of shares	120,275,537	1,580,259,248
Reinvestment of distributions	455,967,287	846,069,933
Cost of shares redeemed	(1,018,926,852)	(620,848,447)

Net increase (decrease) in net assets resulting from share transactions	(442,684,028)	1,805,480,734
Total increase (decrease) in net assets	(251,456,168)	1,047,414,966

Net Assets
Beginning of period	20,351,265,990	19,303,851,024
End of period	$20,099,809,822	$20,351,265,990

Other Information
Shares
Sold	13,860,552	176,740,281
Issued in reinvestment of distributions	51,854,687	94,920,580
Redeemed	(115,010,683)	(69,223,263)
Net increase (decrease)	(49,295,444)	202,437,598

Financial Highlights
Fidelity® SAI Total Bond Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$8.83	$9.18	$10.67	$11.01	$10.76	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.209	.389	.265	.283	.328	.317
Net realized and unrealized gain (loss)	.070	(.355)	(1.421)	.011	.414	.734
Total from investment operations	.279	.034	(1.156)	.294	.742	1.051
Distributions from net investment income	(.199)	(.384)	(.264)	(.263)	(.317)	(.289)
Distributions from net realized gain	-	-	(.070)	(.371)	(.175)	(.002)
Total distributions	(.199)	(.384)	(.334)	(.634)	(.492)	(.291)
Net asset value, end of period	$8.91	$8.83	$9.18	$10.67	$11.01	$10.76
Total Return D,E	3.21%	.41%	(11.04)%	2.81%	7.16%	10.67%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.30% H	.30%	.30%	.30%	.31%	.42% H
Expenses net of fee waivers, if any	.30% H	.30%	.30%	.30%	.31%	.36% H
Expenses net of all reductions	.30% H	.30%	.30%	.30%	.31%	.36% H
Net investment income (loss)	4.78% H	4.36%	2.68%	2.66%	3.08%	3.63% H
Supplemental Data
Net assets, end of period (000 omitted)	$20,099,810	$20,351,266	$19,303,851	$17,906,211	$16,211,735	$14,123,236
Portfolio turnover rate I	229% H	204%	132%	180%	214%	209% H,J

AFor the period October 25, 2018 (commencement of operations) through August 31, 2019.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024

1. Organization.
Fidelity SAI Total Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures and options transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, capital loss carryforwards and losses deferred due to wash sales, futures contracts and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$181,927,891
Gross unrealized depreciation	(1,711,061,226)
Net unrealized appreciation (depreciation)	$(1,529,133,335)
Tax cost	$24,282,591,998

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(428,491,649)
Long-term	(378,063,451)
Total capital loss carryforward	$(806,555,100)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount	Unrealized Appreciation (Depreciation)
Fidelity SAI Total Bond Fund	Level 3 Financing, Inc. 1LN note 11% 11/15/29.	$1,055,151	$-
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity SAI Total Bond Fund
Credit Risk
Swaps	(345,033)	(2,187,089)
Total Credit Risk	(345,033)	(2,187,089)
Foreign Exchange Risk
Forward Foreign Currency Contracts	3,375,960	168,359
Total Foreign Exchange Risk	3,375,960	168,359
Interest Rate Risk
Futures Contracts	(13,473,882)	4,393,974
Purchased Options	342,021	(49,485)
Written Options	-	90,002
Swaps	(8,089,763)	3,629,778
Total Interest Rate Risk	(21,221,624)	8,064,269
Totals	(18,190,697)	6,045,539

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Total Bond Fund	13,481,019,231	13,608,329,887
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

During January 2024, the Board approved changes to the management fee effective March 1, 2024. The Fund will pay a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity SAI Total Bond Fund	$45

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Total Bond Fund	$16,079
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Total Bond Fund	$8,967	$-	$-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $21,220.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $556,045.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Core Income Fund	Strategic Advisers Fidelity Core Income Fund
Fidelity SAI Total Bond Fund	22%	78%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Total Bond Fund	100%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024

Fidelity® SAI Total Bond Fund	.30%
Actual		$ 1,000	$ 1,032.10	$ 1.52
Hypothetical-B		$ 1,000	$ 1,023.37	$ 1.51

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Total Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Board Approval of Investment Advisory Contracts
Fidelity SAI Total Bond Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan).The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure that eliminates the existing group fee schedule and fixes the management fee rate at the sum of the individual fee rate and the lowest marginal contractual group fee rate under the current management contract. The Board noted that shareholders in the affected funds are not currently impacted by changes in the group fee rates due to other arrangements such as fund expense caps or managed account fee crediting. The Board considered that the Management Contract would result in the same or lower fees for the fund.
Sub-Advisory Contracts. In connection with the Management Contract changes, the Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.9887628.105
STB-SANN-0424
Fidelity® Tactical Bond Fund

Semi-Annual Report
February 29, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 29, 2024 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and its pro-rata share of investments in Fidelity's Central Funds, other than the Money Market Central Funds.
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Futures and Swaps - 1.2%

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 6.7%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.4%
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	250,000	151,761
5.5% 4/1/63	130,000	100,555
Sirius XM Radio, Inc. 4.125% 7/1/30 (b)	140,000	120,450
Warnermedia Holdings, Inc.:
5.05% 3/15/42	10,000	8,409
5.141% 3/15/52	16,000	13,002
		394,177
Wireless Telecommunication Services - 0.6%
Millicom International Cellular SA:
4.5% 4/27/31 (b)	310,000	267,747
6.25% 3/25/29 (b)	72,000	69,552
		337,299
TOTAL COMMUNICATION SERVICES		731,476
CONSUMER DISCRETIONARY - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry, Inc.:
7% 11/27/26	13,000	13,352
7.35% 11/27/28	20,000	20,920
7.7% 11/27/30	43,000	45,595
7.85% 11/27/33	43,000	46,515
		126,382
ENERGY - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	4,000	4,074
6.036% 11/15/33 (b)	12,000	12,322
6.497% 8/15/43 (b)	3,000	3,175
6.544% 11/15/53 (b)	6,000	6,392
6.714% 8/15/63 (b)	4,000	4,331
Kinder Morgan, Inc. 3.6% 2/15/51	600,000	411,794
MPLX LP:
5% 3/1/33	100,000	95,651
5.65% 3/1/53	100,000	95,093
Petroleos Mexicanos 7.69% 1/23/50	650,000	447,753
Targa Resources Corp.:
4.2% 2/1/33	130,000	117,014
4.95% 4/15/52	130,000	111,221
		1,308,820
FINANCIALS - 1.1%
Banks - 0.5%
Bank of America Corp. 2.299% 7/21/32 (c)	280,000	226,637
Consumer Finance - 0.6%
Capital One Financial Corp.:
5.468% 2/1/29 (c)	18,000	17,900
5.817% 2/1/34 (c)	32,000	31,640
7.624% 10/30/31 (c)	32,000	35,019
Ford Motor Credit Co. LLC 3.375% 11/13/25	250,000	239,856
		324,415
Financial Services - 0.0%
Corebridge Financial, Inc.:
3.9% 4/5/32	9,000	7,921
4.35% 4/5/42	2,000	1,651
4.4% 4/5/52	6,000	4,816
		14,388
TOTAL FINANCIALS		565,440
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Centene Corp. 4.625% 12/15/29	120,000	113,586
Prime Healthcare Foundation, Inc. 7% 12/1/27	110,000	103,126
		216,712
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Homes 4 Rent LP:
3.625% 4/15/32	8,000	6,980
4.3% 4/15/52	6,000	4,655
Highwoods/Forsyth LP 7.65% 2/1/34	89,000	95,583
Piedmont Operating Partnership LP 9.25% 7/20/28	39,000	41,203
		148,421
UTILITIES - 0.8%
Electric Utilities - 0.8%
DPL, Inc.:
4.125% 7/1/25	200,000	193,952
4.35% 4/15/29	270,000	244,661
		438,613
Multi-Utilities - 0.0%
Puget Energy, Inc. 4.224% 3/15/32	15,000	13,419
TOTAL UTILITIES		452,032
TOTAL NONCONVERTIBLE BONDS (Cost $3,862,509)		3,549,283

U.S. Treasury Obligations - 53.4%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
2.875% 5/15/52	4,990,000	3,757,314
4.125% 8/15/53	4,215,000	4,035,204
U.S. Treasury Notes:
3.5% 2/15/33	930,000	877,288
3.75% 5/31/30	2,420,000	2,349,574
3.75% 12/31/30	2,100,000	2,035,031
4% 1/31/31	7,000,000	6,886,250
4.125% 11/15/32	8,130,000	8,043,933
4.5% 11/15/33	200,000	203,781
TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,053,347)		28,188,375

Asset-Backed Securities - 4.6%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2021-1A Class A, 2.95% 11/16/41 (b)	178,013	160,704
Series 2021-2A Class A, 2.798% 1/15/47 (b)	200,333	174,306
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/51 (b)	244,375	203,677
Dominos Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/51 (b)	923,875	797,785
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	339,673	303,864
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/51 (b)	491,250	431,248
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	434,100	370,092
TOTAL ASSET-BACKED SECURITIES (Cost $2,514,803)		2,441,676

Commercial Mortgage Securities - 1.7%
	Principal Amount (a)	Value ($)
BPR Trust floater Series 2022-OANA Class B, CME Term SOFR 1 Month Index + 2.440% 7.7646% 4/15/37 (b)(c)(d)	11,000	10,983
BX Commercial Mortgage Trust floater Series 2019-XL Class D, CME Term SOFR 1 Month Index + 1.560% 6.8821% 10/15/36 (b)(c)(d)	85,000	84,788
BX Trust floater Series 2022-IND:
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6076% 4/15/37 (b)(c)(d)	206,686	206,427
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1566% 4/15/37 (b)(c)(d)	7,655	7,641
Life Financial Services Trust floater Series 2022-BMR2:
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1116% 5/15/39 (b)(c)(d)	100,000	98,875
Class C, CME Term SOFR 1 Month Index + 2.090% 7.4108% 5/15/39 (b)(c)(d)	100,000	98,750
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8596% 5/15/39 (b)(c)(d)	100,000	95,438
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4067% 10/15/28 (b)(c)(d)	95,686	96,045
Class B, CME Term SOFR 1 Month Index + 3.830% 9.1556% 10/15/28 (b)(c)(d)	95,686	96,102
VLS Commercial Mortgage Trust sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	100,000	80,532
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $876,473)		875,581

Municipal Securities - 0.8%
	Principal Amount (a)	Value ($)
Chicago Board of Ed.:
Series 2009 G, 1.75% 12/15/25	400,000	368,202
Series 2010 C, 6.319% 11/1/29	60,000	59,304
TOTAL MUNICIPAL SECURITIES (Cost $430,057)		427,506

Foreign Government and Government Agency Obligations - 3.4%
		Principal Amount (a)	Value ($)
Brazilian Federative Republic:
5.625% 2/21/47		140,000	119,213
10% 1/1/27	BRL	1,000,000	200,914
10% 1/1/33	BRL	1,000,000	193,231
Dominican Republic:
4.875% 9/23/32 (b)		270,000	240,430
5.5% 2/22/29 (b)		250,000	241,818
Japan Government 0.1% 12/20/24	JPY	64,700,000	431,844
United Mexican States:
7.75% 5/29/31	MXN	3,372,000	182,908
7.75% 11/13/42	MXN	3,581,000	181,038
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,759,244)			1,791,396

Fixed-Income Funds - 27.2%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (e)	76,631	7,558,090
Fidelity High Income Central Fund (e)	30,414	3,173,667
Fidelity International Credit Central Fund (e)	45,617	3,638,442
TOTAL FIXED-INCOME FUNDS (Cost $15,061,661)		14,370,199

Preferred Securities - 1.7%
	Principal Amount (a)	Value ($)
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Enbridge, Inc. 5.75% 7/15/80 (c)	250,000	234,951
FINANCIALS - 1.3%
Banks - 1.3%
Bank of Nova Scotia 4.9% (c)(f)	690,000	669,480
TOTAL PREFERRED SECURITIES (Cost $938,306)		904,431

Money Market Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g) (Cost $6,772)	6,771	6,772

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $54,503,172)	52,555,219
NET OTHER ASSETS (LIABILITIES) - 0.5%	267,064
NET ASSETS - 100.0%	52,822,283

Currency Abbreviations
BRL	-	Brazilian real
JPY	-	Japanese yen
MXN	-	Mexican peso

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,287,548 or 8.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	137,020	14,620,458	14,750,706	25,012	-	-	6,772	0.0%
Fidelity Floating Rate Central Fund	7,157,795	358,061	-	358,061	-	42,234	7,558,090	0.5%
Fidelity High Income Central Fund	2,393,318	715,573	-	115,573	-	64,776	3,173,667	0.2%
Fidelity International Credit Central Fund	3,427,248	63,537	-	63,537	-	147,657	3,638,442	1.5%
Total	13,115,381	15,757,629	14,750,706	562,183	-	254,667	14,376,971

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	3,549,283	-	3,549,283	-

U.S. Government and Government Agency Obligations	28,188,375	-	28,188,375	-

Asset-Backed Securities	2,441,676	-	2,441,676	-

Commercial Mortgage Securities	875,581	-	875,581	-

Municipal Securities	427,506	-	427,506	-

Foreign Government and Government Agency Obligations	1,791,396	-	1,791,396	-

Fixed-Income Funds	14,370,199	14,370,199	-	-

Preferred Securities	904,431	-	904,431	-

Money Market Funds	6,772	6,772	-	-
Total Investments in Securities:	52,555,219	14,376,971	38,178,248	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $39,434,739)	$38,178,248
Fidelity Central Funds (cost $15,068,433)	14,376,971

Total Investment in Securities (cost $54,503,172)		$52,555,219
Cash		1
Foreign currency held at value (cost $5)		5
Receivable for investments sold		485,313
Receivable for fund shares sold		53,602
Interest receivable		299,096
Distributions receivable from Fidelity Central Funds		6,052
Prepaid expenses		23
Receivable from investment adviser for expense reductions		8,650
Total assets		53,407,961
Liabilities
Payable for investments purchased	$429,433
Payable for fund shares redeemed	49,154
Distributions payable	28,320
Accrued management fee	21,909
Distribution and service plan fees payable	3,372
Other affiliated payables	5,300
Audit fee payable	47,584
Other payables and accrued expenses	606
Total Liabilities		585,678
Net Assets		$52,822,283
Net Assets consist of:
Paid in capital		$56,370,780
Total accumulated earnings (loss)		(3,548,497)
Net Assets		$52,822,283

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($3,708,294 ÷ 421,526 shares)(a)		$8.80
Maximum offering price per share (100/96.00 of $8.80)		$9.17
Class M :
Net Asset Value and redemption price per share ($2,643,610 ÷ 300,500 shares)(a)		$8.80
Maximum offering price per share (100/96.00 of $8.80)		$9.17
Class C :
Net Asset Value and offering price per share ($2,452,509 ÷ 278,802 shares)(a)		$8.80
Fidelity Tactical Bond Fund :
Net Asset Value, offering price and redemption price per share ($23,942,347 ÷ 2,721,408 shares)		$8.80
Class I :
Net Asset Value, offering price and redemption price per share ($8,408,045 ÷ 955,714 shares)		$8.80
Class Z :
Net Asset Value, offering price and redemption price per share ($11,667,478 ÷ 1,326,102 shares)		$8.80
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Dividends		$18,581
Interest		670,747
Income from Fidelity Central Funds		562,183
Total Income		1,251,511
Expenses
Management fee	$119,414
Transfer agent fees	20,435
Distribution and service plan fees	19,704
Accounting fees and expenses	9,085
Custodian fees and expenses	749
Independent trustees' fees and expenses	67
Registration fees	69,750
Audit	48,612
Legal	29
Miscellaneous	207
Total expenses before reductions	288,052
Expense reductions	(121,280)
Total expenses after reductions		166,772
Net Investment income (loss)		1,084,739
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(355,605)
Forward foreign currency contracts	(911)
Foreign currency transactions	1,440
Total net realized gain (loss)		(355,076)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	509,867
Fidelity Central Funds	254,667
Assets and liabilities in foreign currencies	110
Total change in net unrealized appreciation (depreciation)		764,644
Net gain (loss)		409,568
Net increase (decrease) in net assets resulting from operations		$1,494,307
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,084,739	$1,692,946
Net realized gain (loss)	(355,076)	(681,988)
Change in net unrealized appreciation (depreciation)	764,644	(862,918)
Net increase (decrease) in net assets resulting from operations	1,494,307	148,040
Distributions to shareholders	(1,079,443)	(1,640,372)

Share transactions - net increase (decrease)	12,685,234	12,336,907
Total increase (decrease) in net assets	13,100,098	10,844,575

Net Assets
Beginning of period	39,722,185	28,877,610
End of period	$52,822,283	$39,722,185

Financial Highlights
Fidelity Advisor® Tactical Bond Fund Class A

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.74	$9.15	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.207	.431	.144
Net realized and unrealized gain (loss)	.059	(.412)	(.885)
Total from investment operations	.266	.019	(.741)
Distributions from net investment income	(.206)	(.429)	(.109)
Total distributions	(.206)	(.429)	(.109)
Net asset value, end of period	$8.80	$8.74	$9.15
Total Return D,E,F	3.09%	.25%	(7.43)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.51% I,J	1.65%	1.97% J
Expenses net of fee waivers, if any	.95% I,J	.95%	1.00% J
Expenses net of all reductions	.95% I,J	.95%	1.00% J
Net investment income (loss)	4.81% I,J	4.87%	2.73% J
Supplemental Data
Net assets, end of period (000 omitted)	$3,708	$3,703	$2,432
Portfolio turnover rate K	29% J	39%	96% J

AFor the period February 10, 2022 (commencement of operations) through August 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Tactical Bond Fund Class M

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.74	$9.15	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.207	.432	.144
Net realized and unrealized gain (loss)	.059	(.413)	(.885)
Total from investment operations	.266	.019	(.741)
Distributions from net investment income	(.206)	(.429)	(.109)
Total distributions	(.206)	(.429)	(.109)
Net asset value, end of period	$8.80	$8.74	$9.15
Total Return D,E,F	3.09%	.26%	(7.43)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.54% I,J	1.71%	1.97% J
Expenses net of fee waivers, if any	.95% I,J	.95%	1.00% J
Expenses net of all reductions	.95% I,J	.95%	1.00% J
Net investment income (loss)	4.81% I,J	4.87%	2.73% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,644	$2,592	$2,511
Portfolio turnover rate K	29% J	39%	96% J

AFor the period February 10, 2022 (commencement of operations) through August 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FTotal returns for periods of less than one year are not annualized.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Tactical Bond Fund Class C

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.74	$9.14	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.175	.365	.104
Net realized and unrealized gain (loss)	.059	(.402)	(.893)
Total from investment operations	.234	(.037)	(.789)
Distributions from net investment income	(.174)	(.363)	(.071)
Total distributions	(.174)	(.363)	(.071)
Net asset value, end of period	$8.80	$8.74	$9.14
Total Return D,E,F	2.71%	(.38)%	(7.90)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.29% I,J	2.46%	2.71% J
Expenses net of fee waivers, if any	1.70% I,J	1.70%	1.75% J
Expenses net of all reductions	1.70% I,J	1.70%	1.75% J
Net investment income (loss)	4.06% I,J	4.12%	1.98% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,453	$2,362	$2,344
Portfolio turnover rate K	29% J	39%	96% J

AFor the period February 10, 2022 (commencement of operations) through August 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Tactical Bond Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.74	$9.15	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.217	.454	.156
Net realized and unrealized gain (loss)	.060	(.413)	(.884)
Total from investment operations	.277	.041	(.728)
Distributions from net investment income	(.217)	(.451)	(.122)
Total distributions	(.217)	(.451)	(.122)
Net asset value, end of period	$8.80	$8.74	$9.15
Total Return D,E	3.22%	.51%	(7.30)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.19% H,I	1.36%	1.63% I
Expenses net of fee waivers, if any	.70% H,I	.70%	.75% I
Expenses net of all reductions	.70% H,I	.70%	.75% I
Net investment income (loss)	5.06% H,I	5.12%	2.98% I
Supplemental Data
Net assets, end of period (000 omitted)	$23,942	$17,403	$16,048
Portfolio turnover rate J	29% I	39%	96% I

AFor the period February 10, 2022 (commencement of operations) through August 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Tactical Bond Fund Class I

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.74	$9.15	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.218	.449	.156
Net realized and unrealized gain (loss)	.059	(.408)	(.884)
Total from investment operations	.277	.041	(.728)
Distributions from net investment income	(.217)	(.451)	(.122)
Total distributions	(.217)	(.451)	(.122)
Net asset value, end of period	$8.80	$8.74	$9.15
Total Return D,E	3.22%	.50%	(7.30)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.29% H,I	1.30%	1.64% I
Expenses net of fee waivers, if any	.70% H,I	.70%	.75% I
Expenses net of all reductions	.70% H,I	.70%	.75% I
Net investment income (loss)	5.06% H,I	5.12%	2.98% I
Supplemental Data
Net assets, end of period (000 omitted)	$8,408	$7,398	$2,924
Portfolio turnover rate J	29% I	39%	96% I

AFor the period February 10, 2022 (commencement of operations) through August 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns for periods of less than one year are not annualized.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Tactical Bond Fund Class Z

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.74	$9.15	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.221	.459	.161
Net realized and unrealized gain (loss)	.059	(.410)	(.884)
Total from investment operations	.280	.049	(.723)
Distributions from net investment income	(.220)	(.459)	(.127)
Total distributions	(.220)	(.459)	(.127)
Net asset value, end of period	$8.80	$8.74	$9.15
Total Return D,E	3.26%	.59%	(7.25)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.22% H,I	1.29%	1.62% I
Expenses net of fee waivers, if any	.61% H,I	.61%	.66% I
Expenses net of all reductions	.61% H,I	.61%	.66% I
Net investment income (loss)	5.15% H,I	5.21%	3.07% I
Supplemental Data
Net assets, end of period (000 omitted)	$11,667	$6,265	$2,620
Portfolio turnover rate J	29% I	39%	96% I

AFor the period February 10, 2022 (commencement of operations) through August 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024

1. Organization.
Fidelity Tactical Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Tactical Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.
			Foreign Securities Futures Restricted Securities Swap Agreements Forward Foreign Currency Contracts	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures transactions, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$417,048
Gross unrealized depreciation	(2,399,645)
Net unrealized appreciation (depreciation)	$(1,982,597)
Tax cost	$54,537,816

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,258,607)
Long-term	(53,893)
Total capital loss carryforward	$(1,312,500)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Tactical Bond Fund	4,213,966	1,126,450
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$4,596	$2,988
Class M	- %	.25%	3,219	2,908
Class C	.75%	.25%	11,889	11,503
			$19,704	$17,399

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$63
Class M	3
$66

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	0.1208%
Class M	0.1502%
Class C	0.1511%
Fidelity Tactical Bond Fund	0.0673%
Class I	0.1481%

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$2,292.13
Class M	1,971.15
Class C	1,815.15
Fidelity Tactical Bond Fund	6,023.07
Class I	5,953.15
Class Z	2,381.05
	$20,435
A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Tactical Bond Fund	0.0415%

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Tactical Bond Fund	.04

Subsequent Event - Management Fee. Effective March 1, 2024, the Fund's management contract will be amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate will pay certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund will pay a management fee to the investment adviser. The management fee will be calculated and paid to the investment adviser every month.

When determining a class's management fee, a mandate rate will be calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate will be subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee rate for a class of shares of the Fund will be the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	0.68
Class M	0.71
Class C	0.71
Fidelity Tactical Bond Fund	0.63
Class I	0.71
Class Z	0.61

One-twelfth of the management fee rate for a class will be applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Tactical Bond Fund	$33
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	.95%	$10,254
Class M	.95%	7,554
Class C	1.70%	7,025
Fidelity Tactical Bond Fund	.70%	43,240
Class I	.70%	23,425
Class Z	.61%	28,683
		$120,181

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $119.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $980.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2024	Year ended August 31, 2023
Fidelity Tactical Bond Fund
Distributions to shareholders
Class A	$87,376	$155,477
Class M	61,188	122,587
Class C	47,653	95,955
Fidelity Tactical Bond Fund	440,431	821,788
Class I	199,943	214,851
Class Z	242,852	229,714
Total	$1,079,443	$1,640,372
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2024	Year ended August 31, 2023	Six months ended February 29, 2024	Year ended August 31, 2023
Fidelity Tactical Bond Fund
Class A
Shares sold	16,150	201,447	$140,426	$1,780,217
Reinvestment of distributions	9,943	17,538	86,603	155,229
Shares redeemed	(28,196)	(61,309)	(244,344)	(541,213)
Net increase (decrease)	(2,103)	157,676	$(17,315)	$1,394,233
Class M
Shares sold	2,423	22,872	$21,138	$206,484
Reinvestment of distributions	7,025	13,851	61,184	122,571
Shares redeemed	(5,480)	(14,723)	(46,926)	(128,600)
Net increase (decrease)	3,968	22,000	$35,396	$200,455
Class C
Shares sold	3,743	7,249	$32,054	$64,385
Reinvestment of distributions	5,468	10,844	47,653	95,946
Shares redeemed	(646)	(4,175)	(5,493)	(37,288)
Net increase (decrease)	8,565	13,918	$74,214	$123,043
Fidelity Tactical Bond Fund
Shares sold	811,134	579,340	$7,114,572	$5,158,976
Reinvestment of distributions	47,061	88,859	409,874	786,429
Shares redeemed	(127,854)	(431,854)	(1,108,435)	(3,830,568)
Net increase (decrease)	730,341	236,345	$6,416,011	$2,114,837
Class I
Shares sold	122,631	617,643	$1,062,726	$5,482,124
Reinvestment of distributions	22,935	24,078	199,883	213,103
Shares redeemed	(36,234)	(115,024)	(314,424)	(1,021,985)
Net increase (decrease)	109,332	526,697	$948,185	$4,673,242
Class Z
Shares sold	621,842	447,644	$5,339,390	$3,986,404
Reinvestment of distributions	12,069	14,480	105,531	128,164
Shares redeemed	(24,566)	(31,794)	(216,178)	(283,471)
Net increase (decrease)	609,345	430,330	$5,228,743	$3,831,097
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Tactical Bond Fund	45%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024
Fidelity® Tactical Bond Fund
Class A	.95%
Actual		$ 1,000	$ 1,030.90	$ 4.80
Hypothetical-B		$ 1,000	$ 1,020.14	$ 4.77
Class M	.95%
Actual		$ 1,000	$ 1,030.90	$ 4.80
Hypothetical-B		$ 1,000	$ 1,020.14	$ 4.77
Class C	1.70%
Actual		$ 1,000	$ 1,027.10	$ 8.57
Hypothetical-B		$ 1,000	$ 1,016.41	$ 8.52
Fidelity® Tactical Bond Fund	.70%
Actual		$ 1,000	$ 1,032.20	$ 3.54
Hypothetical-B		$ 1,000	$ 1,021.38	$ 3.52
Class I	.70%
Actual		$ 1,000	$ 1,032.20	$ 3.54
Hypothetical-B		$ 1,000	$ 1,021.38	$ 3.52
Class Z	.61%
Actual		$ 1,000	$ 1,032.60	$ 3.08
Hypothetical-B		$ 1,000	$ 1,021.83	$ 3.07

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Tactical Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (retail class, which was selected because it is the largest class without 12b-1 fees in 2022); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund's retail class ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.

Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.95%, 0.95%, 1.70%, 0.70%, 0.61% and 0.70% through December 31, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule.  The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Board Approval of Investment Advisory Contracts
Fidelity Tactical Bond Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee under the fund's existing management contract, which is the individual fund fee, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fees previously authorized to be charged for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to a Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder, as well as Board, approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.9904497.102
TBF-SANN-0424
Fidelity® Sustainable Core Plus Bond Fund

Semi-Annual Report
February 29, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 29, 2024 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.6)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.6)%
Futures - 1.2%
Forward foreign currency contracts - (2.9)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
Corporate Bonds - 36.7%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.2%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
0% 12/15/25		4,000	2,898
2.375% 3/15/24		17,000	16,725
3.375% 8/15/26		28,000	16,555
			36,178
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
Wayfair LLC 0.625% 10/1/25		3,000	2,768

INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
Wolfspeed, Inc. 1.875% 12/1/29		12,000	6,252

Software - 0.0%
MicroStrategy, Inc. 0% 2/15/27		5,000	5,168

Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman 3.5% 6/1/28 (b)		3,000	3,759
Western Digital Corp. 3% 11/15/28 (b)		3,000	3,960
			7,719
TOTAL INFORMATION TECHNOLOGY			19,139

REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Redfin Corp. 0.5% 4/1/27		18,000	10,277

UTILITIES - 0.0%
Electric Utilities - 0.0%
PG&E Corp. 4.25% 12/1/27 (b)		3,000	2,997

Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 2.5% 6/15/26 (b)		5,000	4,500
Sunnova Energy International, Inc. 0.25% 12/1/26		4,000	2,001
			6,501
TOTAL UTILITIES			9,498

TOTAL CONVERTIBLE BONDS			77,860
Nonconvertible Bonds - 36.5%
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.2%
Altice France SA 5.125% 7/15/29 (b)		25,000	18,879
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		10,000	9,425
Frontier Communications Holdings LLC 8.75% 5/15/30 (b)		10,000	10,200
Level 3 Financing, Inc. 3.75% 7/15/29 (b)		17,000	9,945
TELUS Corp. 3.4% 5/13/32		130,000	112,832
Verizon Communications, Inc. 5.05% 5/9/33		250,000	247,570
Virgin Media Finance PLC 5% 7/15/30 (b)		8,000	6,906
Zayo Group Holdings, Inc. 4% 3/1/27 (b)		7,000	5,828
			421,585
Entertainment - 0.4%
The Walt Disney Co. 2.65% 1/13/31		140,000	121,766

Media - 1.2%
Altice Financing SA 5.75% 8/15/29 (b)		29,000	24,977
Altice France Holding SA 6% 2/15/28 (b)		12,000	6,057
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34(b)		27,000	20,187
4.75% 2/1/32(b)		26,000	20,976
5.5% 5/1/26(b)		12,000	11,790
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27(b)		12,000	11,220
7.5% 6/1/29(b)		2,000	1,655
9% 9/15/28(b)		15,000	15,645
CSC Holdings LLC:
3.375% 2/15/31(b)		13,000	9,177
4.625% 12/1/30(b)		16,000	8,898
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)		12,000	11,326
DISH DBS Corp. 5.75% 12/1/28 (b)		2,000	1,385
DISH Network Corp. 11.75% 11/15/27 (b)		8,000	8,341
Mcgraw-Hill Education, Inc. 8% 8/1/29 (b)		7,000	6,388
Outfront Media Capital LLC / Corp. 7.375% 2/15/31 (b)		5,000	5,218
Univision Communications, Inc.:
7.375% 6/30/30(b)		15,000	14,488
8% 8/15/28(b)		5,000	5,027
Warnermedia Holdings, Inc.:
4.279% 3/15/32		135,000	119,095
5.141% 3/15/52		141,000	114,576
Ziggo Bond Co. BV 6% 1/15/27 (b)		5,000	4,888
			421,314
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/31 (b)		13,000	11,228

TOTAL COMMUNICATION SERVICES			975,893

CONSUMER DISCRETIONARY - 3.2%
Automobile Components - 0.1%
Hertz Corp. 4.625% 12/1/26 (b)		14,000	12,393
Macquarie AirFinance Holdings 8.375% 5/1/28 (b)		5,000	5,237
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (b)		5,000	2,182
			19,812
Automobiles - 0.2%
General Motors Co. 5.4% 10/15/29		40,000	39,903
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 11.4932% 10/15/26 (b)(c)(d)		21,000	19,983
			59,886
Broadline Retail - 0.0%
Kohl's Corp. 4.25% 7/17/25		3,000	2,915
Macy's Retail Holdings LLC 5.875% 4/1/29 (b)		4,000	3,852
Nordstrom, Inc. 4.375% 4/1/30		8,000	7,068
			13,835
Diversified Consumer Services - 0.1%
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (b)		11,000	10,899
Sotheby's 7.375% 10/15/27 (b)		10,000	9,605
StoneMor, Inc. 8.5% 5/15/29 (b)		6,000	4,355
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		26,000	25,220
			50,079
Hotels, Restaurants & Leisure - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (b)		5,000	4,392
Aramark Services, Inc. 5% 2/1/28 (b)		5,000	4,792
Carnival Corp. 6% 5/1/29 (b)		38,000	37,073
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)		10,000	9,000
Hilton Domestic Operating Co., Inc. 3.625% 2/15/32 (b)		26,000	22,211
Life Time, Inc.:
5.75% 1/15/26(b)		11,000	10,908
8% 4/15/26(b)		24,000	24,220
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		14,000	12,075
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27(b)		10,000	9,808
5.5% 4/1/28(b)		28,000	27,488
6.25% 3/15/32(b)(e)		7,000	7,020
Yum! Brands, Inc. 4.625% 1/31/32		14,000	12,852
			181,839
Household Durables - 0.1%
Tempur Sealy International, Inc. 4% 4/15/29 (b)		11,000	9,860
TRI Pointe Homes, Inc.:
5.25% 6/1/27		4,000	3,900
5.7% 6/15/28		2,000	1,967
			15,727
Leisure Products - 0.0%
Amer Sports Co. 6.75% 2/16/31 (b)		5,000	4,976

Specialty Retail - 1.6%
At Home Group, Inc. 4.875% 7/15/28 (b)		8,000	3,360
Bath & Body Works, Inc.:
6.75% 7/1/36		9,000	8,845
6.95% 3/1/33		8,000	7,788
Carvana Co.:
4.875% 9/1/29(b)		5,000	3,350
12% 12/1/28 pay-in-kind(b)(c)		4,218	4,054
13% 6/1/30 pay-in-kind(b)(c)		3,177	2,970
14% 6/1/31 pay-in-kind(b)(c)		6,382	6,210
Champions Financing, Inc. 8.75% 2/15/29 (b)		10,000	10,215
LBM Acquisition LLC 6.25% 1/15/29 (b)		12,000	10,811
Lowe's Companies, Inc.:
3.75% 4/1/32		130,000	118,127
4.25% 4/1/52		130,000	104,445
Michaels Companies, Inc. 5.25% 5/1/28 (b)		24,000	18,634
Sally Holdings LLC 6.75% 3/1/32		5,000	4,986
Staples, Inc.:
7.5% 4/15/26(b)		3,000	2,884
10.75% 4/15/27(b)		4,000	3,660
The Home Depot, Inc. 3.25% 4/15/32		130,000	115,481
TJX Companies, Inc. 3.875% 4/15/30		120,000	113,812
Upbound Group, Inc. 6.375% 2/15/29 (b)		16,000	15,314
Victoria's Secret & Co. 4.625% 7/15/29 (b)		3,000	2,531
			557,477
Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc. 4.125% 8/15/31 (b)		18,000	15,314
Hanesbrands, Inc. 4.875% 5/15/26 (b)		5,000	4,825
Tapestry, Inc.:
3.05% 3/15/32		140,000	113,441
7% 11/27/26		11,000	11,298
7.05% 11/27/25		4,000	4,075
7.35% 11/27/28		18,000	18,828
7.7% 11/27/30		19,000	20,147
7.85% 11/27/33		19,000	20,553
			208,481
TOTAL CONSUMER DISCRETIONARY			1,112,112

CONSUMER STAPLES - 1.5%
Beverages - 0.0%
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		14,000	12,222

Consumer Staples Distribution & Retail - 0.4%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26(b)		12,000	11,402
4.875% 2/15/30(b)		6,000	5,632
Alimentation Couche-Tard, Inc. 3.625% 5/13/51 (b)		150,000	109,382
C&S Group Enterprises LLC 5% 12/15/28 (b)		4,000	3,169
KeHE Distributor / Nextwave 9% 2/15/29 (b)		5,000	5,015
Performance Food Group, Inc. 4.25% 8/1/29 (b)		6,000	5,445
U.S. Foods, Inc. 4.625% 6/1/30 (b)		8,000	7,331
			147,376
Food Products - 0.8%
Darling Ingredients, Inc. 6% 6/15/30 (b)		5,000	4,927
General Mills, Inc. 2.25% 10/14/31		290,000	237,879
Post Holdings, Inc.:
4.5% 9/15/31(b)		10,000	8,903
4.625% 4/15/30(b)		6,000	5,459
6.25% 2/15/32(b)		5,000	5,026
			262,194
Household Products - 0.3%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/33 (Reg. S)	EUR	100,000	110,467

TOTAL CONSUMER STAPLES			532,259

ENERGY - 0.9%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (b)		12,000	11,701
CGG SA 8.75% 4/1/27 (b)		18,000	16,056
Oceaneering International, Inc. 6% 2/1/28		14,000	13,767
			41,524
Oil, Gas & Consumable Fuels - 0.8%
California Resources Corp. 7.125% 2/1/26 (b)		26,000	26,137
CNX Midstream Partners LP 4.75% 4/15/30 (b)		2,000	1,750
CNX Resources Corp.:
6% 1/15/29(b)		6,000	5,767
7.25% 3/1/32(b)		5,000	4,983
7.375% 1/15/31(b)		5,000	5,041
CVR Energy, Inc. 5.75% 2/15/28 (b)		6,000	5,569
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625% 3/15/29 (b)(e)		5,000	5,005
EG Global Finance PLC 12% 11/30/28 (b)		10,000	10,558
Energean PLC 6.5% 4/30/27 (b)		10,000	9,122
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29		11,000	10,842
Golar LNG Ltd. 7% 10/20/25 (b)		4,000	3,952
Harbour Energy PLC 5.5% 10/15/26 (b)		6,000	5,848
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)		5,000	5,269
MEG Energy Corp. 5.875% 2/1/29 (b)		35,000	34,124
Murphy Oil Corp. 6.375% 7/15/28		5,000	5,007
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)		5,000	4,266
New Fortress Energy, Inc. 6.5% 9/30/26 (b)		48,000	46,346
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.375% 2/15/32 (b)		5,000	5,079
Northern Oil & Gas, Inc. 8.125% 3/1/28 (b)		10,000	10,126
Permian Resources Operating LLC 5.875% 7/1/29 (b)		10,000	9,750
Prairie Acquiror LP 9% 8/1/29 (b)(e)		5,000	5,038
Southwestern Energy Co. 5.375% 3/15/30		6,000	5,735
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29		28,000	25,865
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 3/1/27 (b)		12,000	11,844
Talos Production, Inc.:
9% 2/1/29(b)		5,000	5,110
9.375% 2/1/31(b)		5,000	5,165
			273,298
TOTAL ENERGY			314,822

FINANCIALS - 10.6%
Banks - 6.0%
AIB Group PLC 2.875% 5/30/31 (Reg. S) (c)	EUR	100,000	103,427
Bank of America Corp.:
2.456% 10/22/25(c)		260,000	254,536
2.687% 4/22/32(c)		70,000	58,620
5.015% 7/22/33(c)		168,000	163,753
6.204% 11/10/28(c)		50,000	51,585
BNP Paribas SA 4.042% 1/10/32 (Reg. S) (c)	EUR	100,000	108,215
Citigroup, Inc.:
2.014% 1/25/26(c)		260,000	251,202
4.91% 5/24/33(c)		90,000	86,174
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26(b)		11,000	10,286
6% 4/15/25(b)		12,000	11,878
8% 6/15/27(b)		5,000	5,192
ING Groep NV:
1.4% 7/1/26(b)(c)		200,000	189,390
4.5% 5/23/29 (Reg. S)(c)	EUR	100,000	110,253
JPMorgan Chase & Co.:
0.768% 8/9/25(c)		260,000	254,120
2.963% 1/25/33(c)		70,000	59,121
4.586% 4/26/33(c)		142,000	134,734
4.912% 7/25/33(c)		28,000	27,162
NatWest Group PLC 2.057% 11/9/28 (Reg. S) (c)	GBP	100,000	111,816
Santander Holdings U.S.A., Inc.:
5.807% 9/9/26(c)		35,000	34,954
6.499% 3/9/29(c)		27,000	27,413
UniCredit SpA:
5.459% 6/30/35(b)(c)		1,000	924
5.861% 6/19/32(b)(c)		4,000	3,877
Western Alliance Bancorp. 3% 6/15/31 (c)		9,000	7,893
			2,066,525
Capital Markets - 2.1%
AssuredPartners, Inc. 7.5% 2/15/32 (b)		5,000	4,914
Coinbase Global, Inc. 3.625% 10/1/31 (b)		5,000	3,915
Goldman Sachs Group, Inc.:
3.102% 2/24/33(c)		109,000	92,434
3.615% 3/15/28(c)		130,000	123,946
Hightower Holding LLC 6.75% 4/15/29 (b)		5,000	4,692
Morgan Stanley:
0.864% 10/21/25(c)		270,000	261,587
2.943% 1/21/33(c)		70,000	58,708
4.889% 7/20/33(c)		68,000	65,317
State Street Corp. 3.031% 11/1/34 (c)		130,000	114,694
StoneX Group, Inc. 7.875% 3/1/31 (b)(e)		8,000	8,102
			738,309
Consumer Finance - 0.5%
Ally Financial, Inc.:
2.2% 11/2/28		140,000	119,054
5.75% 11/20/25		5,000	4,975
OneMain Finance Corp.:
3.5% 1/15/27		11,000	10,125
3.875% 9/15/28		31,000	27,085
9% 1/15/29		5,000	5,251
SLM Corp. 4.2% 10/29/25		6,000	5,818
			172,308
Financial Services - 0.2%
Block, Inc. 3.5% 6/1/31		42,000	35,829
GGAM Finance Ltd.:
7.75% 5/15/26(b)		5,000	5,081
8% 2/15/27(b)		15,000	15,375
8% 6/15/28(b)		5,000	5,173
Gn Bondco LLC 9.5% 10/15/31 (b)		2,000	1,980
			63,438
Insurance - 1.8%
AIA Group Ltd. 3.375% 4/7/30 (b)		200,000	182,799
Equitable Financial Life Global Funding 1.3% 7/12/26 (b)		200,000	180,998
Marsh & McLennan Companies, Inc. 2.375% 12/15/31		210,000	174,470
Swiss Re Finance Luxembourg SA 2.534% 4/30/50 (Reg. S) (c)	EUR	100,000	98,003
			636,270
Mortgage Real Estate Investment Trusts - 0.0%
Rithm Capital Corp. 6.25% 10/15/25 (b)		3,000	2,961
Starwood Property Trust, Inc. 3.75% 12/31/24 (b)		7,000	6,860
			9,821
TOTAL FINANCIALS			3,686,671

HEALTH CARE - 2.8%
Biotechnology - 0.7%
Amgen, Inc. 3% 2/22/29		260,000	238,462
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		10,000	4,050
			242,512
Health Care Equipment & Supplies - 0.0%
AdaptHealth LLC 5.125% 3/1/30 (b)		8,000	6,690

Health Care Providers & Services - 1.2%
Akumin, Inc. 8% 8/1/28 (b)		10,000	8,250
Cano Health, Inc. 6.25% (b)(f)		8,000	80
Cigna Group 3.4% 3/15/51		150,000	104,869
Community Health Systems, Inc.:
4.75% 2/15/31(b)		40,000	30,438
5.25% 5/15/30(b)		17,000	13,563
6.875% 4/15/29(b)		9,000	5,743
8% 3/15/26(b)		2,000	1,980
DaVita, Inc. 3.75% 2/15/31 (b)		18,000	14,770
Encompass Health Corp. 4.625% 4/1/31		10,000	9,052
Humana, Inc. 3.7% 3/23/29		130,000	121,579
Modivcare, Inc. 5.875% 11/15/25 (b)		10,000	9,764
Owens & Minor, Inc. 6.625% 4/1/30 (b)		6,000	5,798
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		12,000	10,785
Radiology Partners, Inc. 8.5% 1/31/29 pay-in-kind (b)(c)		5,000	4,806
RegionalCare Hospital Partners Holdings, Inc.:
5.375% 1/15/29(b)		8,000	6,378
9.875% 8/15/30(b)		5,000	5,187
Tenet Healthcare Corp. 6.125% 10/1/28		54,000	53,393
			406,435
Health Care Technology - 0.0%
IQVIA, Inc.:
5% 10/15/26(b)		2,000	1,955
5% 5/15/27(b)		7,000	6,815
			8,770
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 3.75% 3/15/29 (b)		3,000	2,706

Pharmaceuticals - 0.9%
AstraZeneca Finance LLC 1.75% 5/28/28		140,000	123,768
Bristol-Myers Squibb Co. 2.95% 3/15/32		70,000	60,493
Jazz Securities DAC 4.375% 1/15/29 (b)		6,000	5,528
Organon & Co. / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/31 (b)		15,000	12,857
Zoetis, Inc. 2% 5/15/30		140,000	117,490
			320,136
TOTAL HEALTH CARE			987,249

INDUSTRIALS - 2.7%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6% 2/15/28 (b)		32,000	31,065
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)		5,000	5,357
TransDigm, Inc. 5.5% 11/15/27		5,000	4,825
			41,247
Air Freight & Logistics - 0.1%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)		11,000	10,909
Rand Parent LLC 8.5% 2/15/30 (b)		15,000	14,568
			25,477
Building Products - 0.4%
Advanced Drain Systems, Inc. 6.375% 6/15/30 (b)		5,000	5,000
Builders FirstSource, Inc. 6.375% 3/1/34 (b)		5,000	4,988
Carrier Global Corp.:
2.493% 2/15/27		130,000	120,732
5.9% 3/15/34		3,000	3,112
6.2% 3/15/54		4,000	4,366
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (b)		8,000	7,210
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)		4,000	3,890
			149,298
Commercial Services & Supplies - 0.4%
APX Group, Inc. 5.75% 7/15/29 (b)		14,000	13,313
Artera Services LLC 8.5% 2/15/31 (b)		15,000	15,323
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)		12,000	12,761
Covanta Holding Corp. 4.875% 12/1/29 (b)		33,000	28,839
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (b)		5,000	4,970
Madison IAQ LLC 5.875% 6/30/29 (b)		12,000	10,714
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		3,000	2,813
Stericycle, Inc.:
3.875% 1/15/29(b)		28,000	25,198
5.375% 7/15/24(b)		16,000	15,992
			129,923
Construction & Engineering - 0.2%
AECOM 5.125% 3/15/27		32,000	31,346
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (b)		4,000	3,710
Pike Corp. 8.625% 1/31/31 (b)		5,000	5,280
Railworks Holdings LP 8.25% 11/15/28 (b)		10,000	9,933
			50,269
Electrical Equipment - 0.1%
Atkore, Inc. 4.25% 6/1/31 (b)		8,000	7,028
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)		5,000	3,970
Sensata Technologies BV:
4% 4/15/29(b)		8,000	7,255
5% 10/1/25(b)		10,000	9,907
			28,160
Ground Transportation - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.375% 3/1/29(b)		5,000	4,552
5.75% 7/15/27(b)		13,000	12,387
Uber Technologies, Inc.:
4.5% 8/15/29(b)		65,000	60,861
8% 11/1/26(b)		2,000	2,035
XPO, Inc. 7.125% 2/1/32 (b)		5,000	5,083
			84,918
Industrial Conglomerates - 0.8%
Honeywell International, Inc. 1.75% 9/1/31		140,000	112,580
Trane Technologies Financing Ltd.:
3.8% 3/21/29		130,000	122,912
5.25% 3/3/33		50,000	50,424
			285,916
Machinery - 0.4%
Chart Industries, Inc. 9.5% 1/1/31 (b)		5,000	5,372
Otis Worldwide Corp. 2.565% 2/15/30		140,000	122,092
Vertical Holdco GmbH 7.625% 7/15/28 (b)		7,000	6,849
			134,313
Marine Transportation - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		7,000	5,968

Passenger Airlines - 0.0%
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (b)		3,000	2,831
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)		3,000	2,170
			5,001
Professional Services - 0.0%
Dun & Bradstreet Corp. 5% 12/15/29 (b)		3,000	2,760

Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		5,000	5,027
FLY Leasing Ltd. 7% 10/15/24 (b)		1,000	980
			6,007
TOTAL INDUSTRIALS			949,257

INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.0%
HTA Group Ltd. 7% 12/18/25 (b)		12,000	11,891
IHS Netherlands Holdco BV 8% 9/18/27 (b)		5,000	4,483
			16,374
Electronic Equipment, Instruments & Components - 0.4%
Dell International LLC/EMC Corp. 6.2% 7/15/30		110,000	115,116
TTM Technologies, Inc. 4% 3/1/29 (b)		8,000	7,121
			122,237
IT Services - 0.1%
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)		28,000	24,931
Rackspace Hosting, Inc. 3.5% 2/15/28 (b)		4,000	1,611
Virtusa Corp. 7.125% 12/15/28 (b)		14,000	12,416
			38,958
Semiconductors & Semiconductor Equipment - 0.8%
Entegris, Inc.:
3.625% 5/1/29(b)		28,000	24,780
5.95% 6/15/30(b)		24,000	23,533
Micron Technology, Inc. 2.703% 4/15/32		140,000	114,918
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.5% 5/11/31		140,000	115,559
ON Semiconductor Corp. 3.875% 9/1/28 (b)		2,000	1,829
			280,619
Software - 0.2%
Cloud Software Group, Inc. 9% 9/30/29 (b)		5,000	4,667
Elastic NV 4.125% 7/15/29 (b)		15,000	13,473
Gen Digital, Inc.:
5% 4/15/25(b)		4,000	3,960
7.125% 9/30/30(b)		12,000	12,260
MicroStrategy, Inc. 6.125% 6/15/28 (b)		4,000	3,857
NCR Voyix Corp. 5.125% 4/15/29 (b)		6,000	5,563
Open Text Corp.:
3.875% 2/15/28(b)		10,000	9,189
3.875% 12/1/29(b)		16,000	14,142
Open Text Holdings, Inc.:
4.125% 2/15/30(b)		5,000	4,414
4.125% 12/1/31(b)		6,000	5,136
UKG, Inc. 6.875% 2/1/31 (b)		5,000	5,052
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)		2,000	1,834
			83,547
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman:
4.125% 1/15/31		6,000	5,270
4.75% 1/1/25		10,000	9,858
5.75% 12/1/34		4,000	3,845
8.25% 12/15/29(b)		5,000	5,358
Western Digital Corp.:
2.85% 2/1/29		2,000	1,684
3.1% 2/1/32		2,000	1,565
			27,580
TOTAL INFORMATION TECHNOLOGY			569,315

MATERIALS - 1.4%
Chemicals - 0.8%
Axalta Coating Systems LLC 3.375% 2/15/29 (b)		6,000	5,332
Consolidated Energy Finance SA 12% 2/15/31 (b)		5,000	5,110
International Flavors & Fragrances, Inc. 2.3% 11/1/30 (b)		150,000	123,096
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(c)		5,250	4,407
Methanex Corp.:
5.125% 10/15/27		12,000	11,529
5.65% 12/1/44		35,000	29,664
NOVA Chemicals Corp.:
4.25% 5/15/29(b)		4,000	3,309
5.25% 6/1/27(b)		10,000	9,262
8.5% 11/15/28(b)		5,000	5,279
9% 2/15/30(b)		5,000	5,016
Olympus Water U.S. Holding Corp.:
6.25% 10/1/29(b)		18,000	15,966
9.75% 11/15/28(b)		4,000	4,250
SCIH Salt Holdings, Inc. 6.625% 5/1/29 (b)		2,000	1,819
The Chemours Co. LLC 4.625% 11/15/29 (b)		51,000	41,936
Tronox, Inc. 4.625% 3/15/29 (b)		7,000	6,196
			272,171
Construction Materials - 0.0%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		7,000	6,984
VM Consolidated, Inc. 5.5% 4/15/29 (b)		3,000	2,827
			9,811
Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
5.25% 4/30/25(b)		8,000	7,911
5.25% 8/15/27(b)		2,000	1,450
Ball Corp. 6% 6/15/29		5,000	5,024
Berry Global, Inc. 5.625% 7/15/27 (b)		30,000	29,577
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (b)		10,000	9,942
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		10,000	9,784
Graphic Packaging International, Inc. 4.75% 7/15/27 (b)		6,000	5,804
OI European Group BV 4.75% 2/15/30 (b)		6,000	5,524
			75,016
Metals & Mining - 0.4%
ATI, Inc.:
4.875% 10/1/29		14,000	12,855
7.25% 8/15/30		5,000	5,139
Eldorado Gold Corp. 6.25% 9/1/29 (b)		12,000	11,244
ERO Copper Corp. 6.5% 2/15/30 (b)		24,000	22,512
First Quantum Minerals Ltd.:
6.875% 10/15/27(b)		5,000	4,763
7.5% 4/1/25(b)		1,000	990
FMG Resources Pty Ltd. 6.125% 4/15/32 (b)		24,000	23,716
HudBay Minerals, Inc. 6.125% 4/1/29 (b)		5,000	4,906
IAMGOLD Corp. 5.75% 10/15/28 (b)		8,000	7,116
Mineral Resources Ltd. 8.5% 5/1/30 (b)		28,000	28,756
			121,997
Paper & Forest Products - 0.0%
Domtar Corp. 6.75% 10/1/28 (b)		8,000	7,390
LABL, Inc.:
6.75% 7/15/26(b)		1,000	970
10.5% 7/15/27(b)		2,000	1,942
Mercer International, Inc. 5.125% 2/1/29		8,000	6,892
			17,194
TOTAL MATERIALS			496,189

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc. 2% 5/18/32		220,000	170,107
Boston Properties, Inc.:
2.45% 10/1/33		220,000	162,197
6.75% 12/1/27		19,000	19,620
Corporate Office Properties LP 2% 1/15/29		150,000	124,237
Hudson Pacific Properties LP 5.95% 2/15/28		122,000	109,485
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29		10,000	7,449
5% 10/15/27		52,000	42,539
Omega Healthcare Investors, Inc. 3.25% 4/15/33		4,000	3,184
Prologis LP 2.875% 11/15/29		200,000	179,242
Safehold Operating Partnership LP 2.85% 1/15/32		2,000	1,608
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)		34,000	24,822
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.5% 2/15/28 (b)		13,000	13,456
WP Carey, Inc. 2.45% 2/1/32		220,000	175,226
			1,033,172
Real Estate Management & Development - 0.7%
Anywhere Real Estate Group LLC 7% 4/15/30 (b)		2,400	2,175
CBRE Group, Inc. 2.5% 4/1/31		140,000	115,235
Howard Hughes Corp. 4.375% 2/1/31 (b)		18,000	15,334
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)		17,000	16,045
Vonovia SE 0.625% 3/24/31 (Reg. S)	EUR	100,000	84,588
			233,377
TOTAL REAL ESTATE			1,266,549

UTILITIES - 5.3%
Electric Utilities - 2.2%
DPL, Inc. 4.35% 4/15/29		10,000	9,062
Duke Energy Carolinas LLC 3.95% 11/15/28		170,000	163,766
EnBW International Finance BV 3.85% 5/23/30 (Reg. S)	EUR	100,000	109,528
NextEra Energy Partners LP 4.5% 9/15/27 (b)		2,000	1,866
Northern States Power Co. 2.25% 4/1/31		210,000	175,931
Oncor Electric Delivery Co. LLC 4.15% 6/1/32		130,000	121,651
PG&E Corp.:
5% 7/1/28		14,000	13,353
5.25% 7/1/30		7,000	6,580
Wisconsin Electric Power Co. 4.75% 9/30/32		160,000	156,895
			758,632
Independent Power and Renewable Electricity Producers - 1.1%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		34,000	31,069
Sunnova Energy Corp. 5.875% 9/1/26 (b)		22,000	17,883
TerraForm Power Operating LLC 4.75% 1/15/30 (b)		8,000	7,233
The AES Corp.:
1.375% 1/15/26		140,000	129,328
2.45% 1/15/31		228,000	185,987
			371,500
Multi-Utilities - 2.0%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		190,000	173,701
Dominion Energy, Inc. 2.25% 8/15/31		220,000	178,107
NiSource, Inc. 1.7% 2/15/31		230,000	182,678
Puget Energy, Inc. 4.224% 3/15/32		190,000	169,979
			704,465
TOTAL UTILITIES			1,834,597

TOTAL NONCONVERTIBLE BONDS			12,724,913
TOTAL CORPORATE BONDS (Cost $13,492,660)			12,802,773

U.S. Treasury Obligations - 34.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
2.25% 5/15/41 (g)	60,000	43,809
2.25% 2/15/52	2,500,000	1,635,351
2.875% 5/15/52	250,000	188,242
3.25% 5/15/42	200,000	168,188
3.375% 8/15/42	700,000	598,664
4% 11/15/42	100,000	93,348
4.125% 8/15/53	100,000	95,734
4.25% 2/15/54	160,000	157,000
4.75% 11/15/53	150,000	159,586
U.S. Treasury Notes:
3.375% 5/15/33	1,525,000	1,422,658
3.5% 2/15/33	275,000	259,413
3.75% 12/31/30	940,000	910,919
3.875% 8/15/33	500,000	485,078
4% 6/30/28	1,550,000	1,531,291
4% 1/31/29	1,050,000	1,037,859
4% 1/31/31	182,000	179,043
4% 2/15/34	248,000	243,156
4.125% 10/31/27	600,000	595,078
4.125% 8/31/30	680,000	673,864
4.375% 11/30/30	913,000	917,850
4.625% 9/30/30	500,000	509,727
4.875% 10/31/30	200,000	206,750
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,942,971)		12,112,608

U.S. Government Agency - Mortgage Securities - 26.8%
	Principal Amount (a)	Value ($)
Fannie Mae - 2.4%
2% 10/1/35 to 11/1/40	228,743	199,995
2.5% 7/1/51 to 1/1/52	233,836	193,109
3% 10/1/51 to 5/1/52	316,922	272,863
4% 1/1/51 to 4/1/52	69,700	64,959
5% 11/1/52 to 12/1/52	93,097	91,015
TOTAL FANNIE MAE		821,941
Freddie Mac - 2.3%
1.5% 4/1/51	118,610	88,918
2% 7/1/35	89,168	79,304
2.5% 7/1/36 to 8/1/52	303,868	256,545
3% 5/1/35	128,158	119,819
4% 5/1/50 to 10/1/52	68,966	64,259
4.5% 11/1/52	140,937	133,519
5% 12/1/52	45,788	44,960
TOTAL FREDDIE MAC		787,324
Ginnie Mae - 6.1%
2% 1/20/51 to 6/20/52	167,561	136,416
2% 3/1/54 (e)	50,000	40,690
2% 3/1/54 (e)	100,000	81,381
2% 3/1/54 (e)	50,000	40,690
2% 3/1/54 (e)	50,000	40,690
2% 3/1/54 (e)	50,000	40,690
2% 3/1/54 (e)	50,000	40,690
2% 3/1/54 (e)	50,000	40,690
2% 4/1/54 (e)	150,000	122,153
2% 4/1/54 (e)	150,000	122,153
2% 4/1/54 (e)	75,000	61,076
2% 4/1/54 (e)	50,000	40,718
2% 4/1/54 (e)	75,000	61,076
2.5% 3/1/54 (e)	100,000	84,616
2.5% 3/1/54 (e)	100,000	84,616
2.5% 3/1/54 (e)	75,000	63,462
3% 3/1/54 (e)	75,000	65,771
3% 3/1/54 (e)	50,000	43,847
3% 3/1/54 (e)	100,000	87,695
3% 3/1/54 (e)	25,000	21,924
3% 4/1/54 (e)	100,000	87,757
3% 4/1/54 (e)	25,000	21,939
3.5% 3/1/54 (e)	50,000	45,222
3.5% 3/1/54 (e)	75,000	67,833
4% 10/20/52	100,027	93,092
4.5% 4/20/53	99,601	95,168
5% 3/1/54 (e)	50,000	48,837
5.5% 3/1/54 (e)	50,000	49,680
6.5% 3/1/54 (e)	200,000	202,734
6.5% 4/1/54 (e)	50,000	50,648
6.5% 4/1/54 (e)	50,000	50,648
TOTAL GINNIE MAE		2,134,602
Uniform Mortgage Backed Securities - 16.0%
2% 3/1/54 (e)	400,000	314,420
2% 3/1/54 (e)	300,000	235,815
2% 3/1/54 (e)	400,000	314,420
2% 3/1/54 (e)	200,000	157,210
2% 3/1/54 (e)	150,000	117,908
2% 4/1/54 (e)	550,000	432,887
2% 4/1/54 (e)	100,000	78,707
2% 4/1/54 (e)	150,000	118,060
2% 4/1/54 (e)	50,000	39,353
2% 4/1/54 (e)	300,000	236,120
2% 4/1/54 (e)	50,000	39,353
2.5% 3/1/54 (e)	100,000	82,156
2.5% 3/1/54 (e)	50,000	41,078
2.5% 3/1/54 (e)	175,000	143,773
2.5% 3/1/54 (e)	100,000	82,156
2.5% 3/1/54 (e)	50,000	41,078
2.5% 3/1/54 (e)	200,000	164,313
2.5% 3/1/54 (e)	100,000	82,156
2.5% 3/1/54 (e)	150,000	123,234
2.5% 4/1/54 (e)	400,000	329,031
3% 3/1/54 (e)	100,000	85,555
3% 3/1/54 (e)	50,000	42,777
3% 3/1/54 (e)	75,000	64,166
3% 3/1/54 (e)	250,000	213,887
3% 3/1/54 (e)	75,000	64,166
3% 3/1/54 (e)	100,000	85,555
3% 3/1/54 (e)	150,000	128,332
3% 4/1/54 (e)	400,000	342,594
3.5% 3/1/54 (e)	150,000	133,436
3.5% 3/1/54 (e)	325,000	289,110
4% 3/1/54 (e)	200,000	184,055
4.5% 3/1/54 (e)	75,000	70,975
6% 3/1/54 (e)	25,000	25,109
6% 3/1/54 (e)	25,000	25,109
6% 3/1/54 (e)	50,000	50,219
6.5% 3/1/54 (e)	600,000	610,500
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		5,588,773
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,459,623)		9,332,640

Asset-Backed Securities - 8.0%
	Principal Amount (a)	Value ($)
Aimco Series 2024-BA Class ARR, CME Term SOFR 3 Month Index + 0.000% 0% 4/16/37 (b)(c)(d)	250,000	250,088
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8178% 7/20/35 (b)(c)(d)	250,000	250,346
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.6163% 4/25/34 (b)(c)(d)	250,000	249,431
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.6294% 4/20/34 (b)(c)(d)	200,000	199,868
Dryden CLO, Ltd. Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7294% 10/20/34 (b)(c)(d)	320,000	320,026
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6756% 4/15/31 (b)(c)(d)	250,000	250,098
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/51 (b)	98,250	91,485
RR Ltd. Series 2024-28RA Class A1R, CME Term SOFR 3 Month Index + 1.550% 0% 4/15/37 (b)(c)(d)	250,000	250,088
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6594% 4/20/33 (b)(c)(d)	570,000	570,675
Verizon Master Trust Series 2021-2 Class A, 0.99% 4/20/28	109,000	105,951
Voya Clo 2023-1 Ltd. Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.800% 7.1702% 1/20/37 (b)(c)(d)	250,000	250,231
TOTAL ASSET-BACKED SECURITIES (Cost $2,771,914)		2,788,287

Commercial Mortgage Securities - 1.0%
	Principal Amount (a)	Value ($)
BXHPP Trust floater Series 2021-FILM Class A, CME Term SOFR 1 Month Index + 0.760% 6.0825% 8/15/36 (b)(c)(d)	250,000	240,452
District of Columbia Commercial Mtg Trust 2023-District of Columbia sequential payer Series 2023-DC Class A, 6.3143% 9/12/40 (b)	100,000	102,447
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $344,977)		342,899

Foreign Government and Government Agency Obligations - 0.1%
		Principal Amount (a)	Value ($)
United Kingdom, Great Britain and Northern Ireland:
1% 4/22/24(Reg. S)	GBP	3,000	3,765
4.25% 6/7/32	GBP	17,000	21,849
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $22,417)			25,614

Common Stocks - 0.1%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobile Components - 0.0%
Aptiv PLC (h)	25	1,987
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy, Inc.	114	4,007
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Centene Corp. (h)	52	4,078
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Regal Rexnord Corp.	19	3,258
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. (h)	68	4,045
TOTAL COMMON STOCKS (Cost $16,096)		17,375

Bank Loan Obligations - 0.1%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobile Components - 0.0%
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8239% 12/17/28 (c)(d)(i)	3,987	3,082
Diversified Consumer Services - 0.0%
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.5934% 7/31/28 (c)(d)(i)(j)	5,000	5,003
Hotels, Restaurants & Leisure - 0.1%
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.6098% 9/18/26 (c)(d)(i)	6,852	6,822
United PF Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5743% 12/30/26 (c)(d)(i)	7,984	7,140
		13,962
TOTAL CONSUMER DISCRETIONARY		22,047
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Cano Health, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4626% (c)(d)(f)(i)	5,970	1,754
Tranche DD, term loan CME Term SOFR 1 Month Index + 11.000% 16.3225% 10/2/24 (c)(i)	619	616
		2,370
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 2/7/31 (d)(i)(k)	5,000	5,013
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8064% 8/1/30 (c)(d)(i)	3,990	3,996
		9,009
Professional Services - 0.0%
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0627% 4/29/29 (c)(d)(i)	5,000	4,375
TOTAL INDUSTRIALS		13,384
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1763% 12/10/29 (c)(d)(i)	3,000	2,880
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1783% 3/1/29 (c)(d)(i)	997	991
UKG, Inc. 2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.6802% 5/3/27 (c)(d)(i)	1,310	1,322
		5,193
MATERIALS - 0.0%
Chemicals - 0.0%
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9757% 3/15/29 (c)(d)(i)	3,000	2,877
TOTAL BANK LOAN OBLIGATIONS (Cost $47,535)		45,871

Preferred Securities - 0.4%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Telefonica Europe BV 2.502% (Reg. S) (c)(l)	EUR	100,000	101,934
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.5966% (c)(d)(l)		19,000	18,846
FINANCIALS - 0.0%
Consumer Finance - 0.0%
Ally Financial, Inc. 4.7% (c)(l)		17,000	14,612
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (c)		10,000	10,126
TOTAL PREFERRED SECURITIES (Cost $145,554)			145,518

Money Market Funds - 14.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (m) (Cost $5,049,376)	5,048,367	5,049,376

TOTAL INVESTMENT IN SECURITIES - 122.5% (Cost $44,293,123)	42,662,961
NET OTHER ASSETS (LIABILITIES) - (22.5)%	(7,823,353)
NET ASSETS - 100.0%	34,839,608

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 3/1/54	(150,000)	(122,070)
2% 3/1/54	(150,000)	(122,071)
2% 3/1/54	(75,000)	(61,035)
2% 3/1/54	(50,000)	(40,690)
2% 3/1/54	(75,000)	(61,035)
3% 3/1/54	(100,000)	(87,695)
3% 3/1/54	(25,000)	(21,924)
6.5% 3/1/54	(50,000)	(50,684)
6.5% 3/1/54	(50,000)	(50,684)

TOTAL GINNIE MAE		(617,888)

Uniform Mortgage Backed Securities
2% 3/1/54	(550,000)	(432,328)
2% 3/1/54	(100,000)	(78,605)
2% 3/1/54	(150,000)	(117,908)
2% 3/1/54	(50,000)	(39,303)
2% 3/1/54	(300,000)	(235,815)
2% 3/1/54	(50,000)	(39,303)
2.5% 3/1/54	(400,000)	(328,625)
3% 3/1/54	(400,000)	(342,219)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,614,106)

TOTAL TBA SALE COMMITMENTS (Proceeds $2,237,806)		(2,231,994)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1	Jun 2024	204,750	107	107
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1	Jun 2024	106,906	198	198
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	2	Jun 2024	228,344	1,339	1,339

TOTAL PURCHASED					1,644

Sold

Bond Index Contracts
Eurex Euro-Bund Contracts (Germany)	1	Jun 2024	142,947	10	10

TOTAL FUTURES CONTRACTS					1,654
The notional amount of futures purchased as a percentage of Net Assets is 1.6%
The notional amount of futures sold as a percentage of Net Assets is 0.4%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	2,000	USD	2,180	Bank of America, N.A.	4/12/24	(14)
EUR	10,000	USD	10,839	Brown Brothers Harriman & Co	4/12/24	(13)
EUR	7,000	USD	7,587	Citibank, N. A.	4/12/24	(8)
EUR	2,000	USD	2,180	JPMorgan Chase Bank, N.A.	4/12/24	(15)
EUR	4,000	USD	4,297	JPMorgan Chase Bank, N.A.	4/12/24	33
GBP	2,000	USD	2,531	Canadian Imperial Bk. of Comm.	4/12/24	(5)
USD	3,306	EUR	3,000	BNP Paribas S.A.	4/12/24	58
USD	2,190	EUR	2,000	Canadian Imperial Bk. of Comm.	4/12/24	24
USD	879,438	EUR	801,000	Citibank, N. A.	4/12/24	12,285
USD	2,167	EUR	2,000	JPMorgan Chase Bank, N.A.	4/12/24	2
USD	161,568	GBP	127,000	Bank of America, N.A.	4/12/24	1,217

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						13,564
Unrealized Appreciation						13,619
Unrealized Depreciation						(55)

Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,045,798 or 17.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Non-income producing - Security is in default.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $25,785.
(h)	Non-income producing
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)	Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $513 and $513, respectively.
(k)	The coupon rate will be determined upon settlement of the loan after period end.
(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	3,268,690	7,850,914	6,070,228	132,347	-	-	5,049,376	0.0%
Total	3,268,690	7,850,914	6,070,228	132,347	-	-	5,049,376

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Consumer Discretionary	1,987	1,987	-	-
Energy	4,007	4,007	-	-
Health Care	4,078	4,078	-	-
Industrials	3,258	3,258	-	-
Information Technology	4,045	4,045	-	-

Corporate Bonds	12,802,773	-	12,802,773	-

U.S. Government and Government Agency Obligations	12,112,608	-	12,112,608	-

U.S. Government Agency - Mortgage Securities	9,332,640	-	9,332,640	-

Asset-Backed Securities	2,788,287	-	2,788,287	-

Commercial Mortgage Securities	342,899	-	342,899	-

Foreign Government and Government Agency Obligations	25,614	-	25,614	-

Bank Loan Obligations	45,871	-	45,871	-

Preferred Securities	145,518	-	145,518	-

Money Market Funds	5,049,376	5,049,376	-	-
Total Investments in Securities:	42,662,961	5,066,751	37,596,210	-
Derivative Instruments: Assets
Futures Contracts	1,654	1,654	-	-
Forward Foreign Currency Contracts	13,619	-	13,619	-
Total Assets	15,273	1,654	13,619	-
Liabilities
Forward Foreign Currency Contracts	(55)	-	(55)	-
Total Liabilities	(55)	-	(55)	-
Total Derivative Instruments:	15,218	1,654	13,564	-
Other Financial Instruments:
TBA Sale Commitments	(2,231,994)	-	(2,231,994)	-
Total Other Financial Instruments:	(2,231,994)	-	(2,231,994)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	13,619	(55)
Total Foreign Exchange Risk	13,619	(55)
Interest Rate Risk
Futures Contracts (b)	1,654	0
Total Interest Rate Risk	1,654	0
Total Value of Derivatives	15,273	(55)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $39,243,747)	$37,613,585
Fidelity Central Funds (cost $5,049,376)	5,049,376

Total Investment in Securities (cost $44,293,123)		$42,662,961
Cash		32,791
Foreign currency held at value (cost $23,510)		23,322
Receivable for investments sold		18,001
Receivable for TBA sale commitments		2,237,806
Unrealized appreciation on forward foreign currency contracts		13,619
Receivable for fund shares sold		1,168
Interest receivable		250,626
Distributions receivable from Fidelity Central Funds		22,706
Receivable for daily variation margin on futures contracts		2
Receivable from investment adviser for expense reductions		197
Total assets		45,263,199
Liabilities
Payable for investments purchased
Regular delivery	$674,926
Delayed delivery	7,493,171
TBA sale commitments, at value	2,231,994
Unrealized depreciation on forward foreign currency contracts	55
Payable for fund shares redeemed	245
Distributions payable	9,121
Accrued management fee	10,115
Distribution and service plan fees payable	1,433
Other affiliated payables	2,524
Other payables and accrued expenses	7
Total Liabilities		10,423,591
Commitments and contingent liabilities (see Commitments note)
Net Assets		$34,839,608
Net Assets consist of:
Paid in capital		$37,156,614
Total accumulated earnings (loss)		(2,317,006)
Net Assets		$34,839,608

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,675,973 ÷ 182,686 shares)(a)		$9.17
Maximum offering price per share (100/96.00 of $9.17)		$9.55
Class M :
Net Asset Value and redemption price per share ($1,198,029 ÷ 130,590 shares)(a)		$9.17
Maximum offering price per share (100/96.00 of $9.17)		$9.55
Class C :
Net Asset Value and offering price per share ($1,002,897 ÷ 109,331 shares)(a)		$9.17
Fidelity Sustainable Core Plus Bond Fund :
Net Asset Value, offering price and redemption price per share ($25,859,567 ÷ 2,818,729 shares)		$9.17
Class I :
Net Asset Value, offering price and redemption price per share ($992,528 ÷ 108,187 shares)		$9.17
Class Z :
Net Asset Value, offering price and redemption price per share ($4,110,614 ÷ 448,055 shares)		$9.17
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Dividends		$2,537
Interest		657,180
Income from Fidelity Central Funds		132,347
Total Income		792,064
Expenses
Management fee	$57,946
Transfer agent fees	14,879
Distribution and service plan fees	8,126
Independent trustees' fees and expenses	53
Total expenses before reductions	81,004
Expense reductions	(1,220)
Total expenses after reductions		79,784
Net Investment income (loss)		712,280
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(261,408)
Forward foreign currency contracts	11,025
Foreign currency transactions	1,261
Futures contracts	(9,298)
Total net realized gain (loss)		(258,420)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	372,017
Forward foreign currency contracts	(1,054)
Assets and liabilities in foreign currencies	(161)
Futures contracts	(82)
TBA Sale commitments	14,742
Total change in net unrealized appreciation (depreciation)		385,462
Net gain (loss)		127,042
Net increase (decrease) in net assets resulting from operations		$839,322
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$712,280	$1,146,275
Net realized gain (loss)	(258,420)	(603,031)
Change in net unrealized appreciation (depreciation)	385,462	(647,831)
Net increase (decrease) in net assets resulting from operations	839,322	(104,587)
Distributions to shareholders	(630,177)	(1,118,812)

Share transactions - net increase (decrease)	1,631,992	7,076,707
Total increase (decrease) in net assets	1,841,137	5,853,308

Net Assets
Beginning of period	32,998,471	27,145,163
End of period	$34,839,608	$32,998,471

Financial Highlights
Fidelity Advisor® Sustainable Core Plus Bond Fund Class A

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.11	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.186	.340	.094
Net realized and unrealized gain (loss)	.038	(.408)	(.508)
Total from investment operations	.224	(.068)	(.414)
Distributions from net investment income	(.164)	(.332)	(.076)
Total distributions	(.164)	(.332)	(.076)
Net asset value, end of period	$9.17	$9.11	$9.51
Total Return D,E,F	2.49%	(.70)%	(4.15)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.68% I	.68%	.65% I
Expenses net of fee waivers, if any	.68% I	.68%	.65% I
Expenses net of all reductions	.68% I	.67%	.65% I
Net investment income (loss)	4.13% I	3.68%	2.54% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,676	$1,279	$1,226
Portfolio turnover rate J	375% I	266%	118% K

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity Advisor® Sustainable Core Plus Bond Fund Class M

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.11	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.186	.342	.095
Net realized and unrealized gain (loss)	.038	(.408)	(.509)
Total from investment operations	.224	(.066)	(.414)
Distributions from net investment income	(.164)	(.334)	(.076)
Total distributions	(.164)	(.334)	(.076)
Net asset value, end of period	$9.17	$9.11	$9.51
Total Return D,E,F	2.49%	(.68)%	(4.15)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.67% I	.66%	.65% I
Expenses net of fee waivers, if any	.67% I	.66%	.65% I
Expenses net of all reductions	.66% I	.65%	.65% I
Net investment income (loss)	4.14% I	3.71%	2.54% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,198	$1,016	$1,020
Portfolio turnover rate J	375% I	266%	118% K

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity Advisor® Sustainable Core Plus Bond Fund Class C

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.11	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.153	.273	.067
Net realized and unrealized gain (loss)	.037	(.408)	(.508)
Total from investment operations	.190	(.135)	(.441)
Distributions from net investment income	(.130)	(.265)	(.049)
Total distributions	(.130)	(.265)	(.049)
Net asset value, end of period	$9.17	$9.11	$9.51
Total Return D,E,F	2.12%	(1.42)%	(4.41)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.42% I	1.40%	1.39% I
Expenses net of fee waivers, if any	1.42% I	1.40%	1.39% I
Expenses net of all reductions	1.41% I	1.40%	1.39% I
Net investment income (loss)	3.40% I	2.96%	1.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,003	$956	$955
Portfolio turnover rate J	375% I	266%	118% K

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity® Sustainable Core Plus Bond Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.11	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.196	.360	.102
Net realized and unrealized gain (loss)	.038	(.407)	(.509)
Total from investment operations	.234	(.047)	(.407)
Distributions from net investment income	(.174)	(.353)	(.083)
Total distributions	(.174)	(.353)	(.083)
Net asset value, end of period	$9.17	$9.11	$9.51
Total Return D,E	2.60%	(.47)%	(4.08)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.45% H	.45%	.45% H
Expenses net of fee waivers, if any	.45% H	.45%	.45% H
Expenses net of all reductions	.45% H	.44%	.44% H
Net investment income (loss)	4.36% H	3.91%	2.74% H
Supplemental Data
Net assets, end of period (000 omitted)	$25,860	$25,950	$21,580
Portfolio turnover rate I	375% H	266%	118% J

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity Advisor® Sustainable Core Plus Bond Fund Class I

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.11	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.198	.365	.104
Net realized and unrealized gain (loss)	.038	(.408)	(.509)
Total from investment operations	.236	(.043)	(.405)
Distributions from net investment income	(.176)	(.357)	(.085)
Total distributions	(.176)	(.357)	(.085)
Net asset value, end of period	$9.17	$9.11	$9.51
Total Return D,E	2.62%	(.43)%	(4.06)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.41% H	.41%	.40% H
Expenses net of fee waivers, if any	.41% H	.41%	.40% H
Expenses net of all reductions	.41% H	.40%	.40% H
Net investment income (loss)	4.40% H	3.95%	2.79% H
Supplemental Data
Net assets, end of period (000 omitted)	$993	$957	$959
Portfolio turnover rate I	375% H	266%	118% J

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity Advisor® Sustainable Core Plus Bond Fund Class Z

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.11	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.201	.368	.105
Net realized and unrealized gain (loss)	.037	(.407)	(.509)
Total from investment operations	.238	(.039)	(.404)
Distributions from net investment income	(.178)	(.361)	(.086)
Total distributions	(.178)	(.361)	(.086)
Net asset value, end of period	$9.17	$9.11	$9.51
Total Return D,E	2.65%	(.38)%	(4.05)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.40% H	.40%	.40% H
Expenses net of fee waivers, if any	.36% H	.36%	.36% H
Expenses net of all reductions	.36% H	.35%	.36% H
Net investment income (loss)	4.45% H	4.00%	2.82% H
Supplemental Data
Net assets, end of period (000 omitted)	$4,111	$2,841	$1,404
Portfolio turnover rate I	375% H	266%	118% J

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024

1. Organization.
Fidelity Sustainable Core Plus Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Sustainable Core Plus Bond Fund, Class I and Class Z  shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities  are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$249,421
Gross unrealized depreciation	(1,623,093)
Net unrealized appreciation (depreciation)	$(1,373,672)
Tax cost	$44,057,663

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(531,371)
Long-term	(94,797)
Total capital loss carryforward	$(626,168)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount	Unrealized Appreciation (Depreciation)
Fidelity Sustainable Core Plus Bond Fund	Level 3 Financing, Inc. 1LN note 11% 11/15/29	$1,855	$-
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity Sustainable Core Plus Bond Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	11,025	(1,054)
Total Foreign Exchange Risk	11,025	(1,054)
Interest Rate Risk
Futures Contracts	(9,298)	(82)
Total Interest Rate Risk	(9,298)	(82)
Totals	1,727	(1,136)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Core Plus Bond Fund	43,309,810	40,490,580
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,898	$1,191
Class M	-%	.25%	1,416	1,190
Class C	.75%	.25%	4,812	4,801
			$8,126	$7,182

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$229
Class M	5
$234

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$564.07
Class M	361.06
Class C	279.06
Fidelity Sustainable Core Plus Bond Fund	12,519.10
Class I	288.06
Class Z	868.05
	$14,879

A Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$729

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $491.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2024	Year ended August 31, 2023
Fidelity Sustainable Core Plus Bond Fund
Distributions to shareholders
Class A	$27,436	$44,240
Class M	20,535	36,431
Class C	13,860	27,042
Fidelity Sustainable Core Plus Bond Fund	481,083	879,001
Class I	18,898	36,669
Class Z	68,365	95,429
Total	$630,177	$ 1,118,812
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2024	Year ended August 31, 2023	Six months ended February 29, 2024	Year ended August 31, 2023
Fidelity Sustainable Core Plus Bond Fund
Class A
Shares sold	43,694	11,550	$390,202	$106,435
Reinvestment of distributions	2,675	4,800	24,267	44,221
Shares redeemed	(4,081)	(4,941)	(36,406)	(44,491)
Net increase (decrease)	42,288	11,409	$378,063	$106,165
Class M
Shares sold	23,571	282	$206,275	$2,586
Reinvestment of distributions	2,262	3,955	20,535	36,431
Shares redeemed	(6,823)	-	(60,312)	-
Net increase (decrease)	19,010	4,237	$166,498	$39,017
Class C
Shares sold	2,847	1,510	$26,546	$13,933
Reinvestment of distributions	1,528	2,935	13,860	27,042
Net increase (decrease)	4,375	4,445	$40,406	$40,975
Fidelity Sustainable Core Plus Bond Fund
Shares sold	381,776	651,637	$3,474,047	$6,008,332
Reinvestment of distributions	51,583	91,488	467,554	842,757
Shares redeemed	(463,774)	(163,965)	(4,156,922)	(1,507,484)
Net increase (decrease)	(30,415)	579,160	$(215,321)	$5,343,605
Class I
Shares sold	2,689	165	$24,000	$1,500
Reinvestment of distributions	2,061	3,981	18,689	36,669
Shares redeemed	(1,593)	-	(14,589)	-
Net increase (decrease)	3,157	4,146	$28,100	$38,169
Class Z
Shares sold	139,633	193,280	$1,265,443	$1,767,500
Reinvestment of distributions	4,261	6,742	38,669	62,181
Shares redeemed	(7,809)	(35,780)	(69,866)	(320,905)
Net increase (decrease)	136,085	164,242	$1,234,246	$1,508,776
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Sustainable Core Plus Bond Fund	63%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024
Fidelity® Sustainable Core Plus Bond Fund
Class A	.68%
Actual		$ 1,000	$ 1,024.90	$ 3.42
Hypothetical-B		$ 1,000	$ 1,021.48	$ 3.42
Class M	.67%
Actual		$ 1,000	$ 1,024.90	$ 3.37
Hypothetical-B		$ 1,000	$ 1,021.53	$ 3.37
Class C	1.42%
Actual		$ 1,000	$ 1,021.20	$ 7.14
Hypothetical-B		$ 1,000	$ 1,017.80	$ 7.12
Fidelity® Sustainable Core Plus Bond Fund	.45%
Actual		$ 1,000	$ 1,026.00	$ 2.27
Hypothetical-B		$ 1,000	$ 1,022.63	$ 2.26
Class I	.41%
Actual		$ 1,000	$ 1,026.20	$ 2.07
Hypothetical-B		$ 1,000	$ 1,022.82	$ 2.06
Class Z	.36%
Actual		$ 1,000	$ 1,026.50	$ 1.81
Hypothetical-B		$ 1,000	$ 1,023.07	$ 1.81

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Sustainable Core Plus Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees in 2022); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
Other Contractual Arrangements. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board. The Board considered that FMR has contractually agreed to reimburse Class I of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.45% through December 31, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Board Approval of Investment Advisory Contracts
Fidelity Sustainable Core Plus Bond Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.9904880.101
SCB-SANN-0424
Fidelity® SAI Low Duration Income Fund

Semi-Annual Report
February 29, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 29, 2024 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 45.2%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.4%
AT&T, Inc. 0.9% 3/25/24	20,000,000	19,941,513
NTT Finance Corp. 0.583% 3/1/24 (b)	3,719,000	3,719,000
		23,660,513
Media - 0.2%
Warnermedia Holdings, Inc. 3.428% 3/15/24	12,200,000	12,189,751
Wireless Telecommunication Services - 0.3%
Sprint Corp. 7.625% 2/15/25	18,400,000	18,624,944
TOTAL COMMUNICATION SERVICES		54,475,208
CONSUMER DISCRETIONARY - 4.1%
Automobiles - 3.8%
American Honda Finance Corp. 4.95% 1/9/26	13,259,000	13,213,124
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 5.8732% 4/1/24 (b)(c)(d)	23,993,000	24,001,062
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 6.1832% 4/1/25 (b)(c)(d)	13,000,000	13,066,365
Daimler Finance North America LLC:
0.75% 3/1/24 (b)	16,000,000	16,000,000
2.7% 6/14/24 (b)	5,000,000	4,960,214
4.9% 1/9/26 (b)	12,000,000	11,956,389
5.5% 11/27/24 (b)	18,800,000	18,789,614
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.300% 6.6319% 4/7/25 (c)(d)	13,000,000	13,091,875
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.949% 10/15/24 (c)(d)	13,310,000	13,319,801
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.1126% 3/8/24 (c)(d)	12,606,000	12,606,764
1.05% 3/8/24	15,000,000	14,992,181
1.2% 10/15/24	12,700,000	12,349,424
2.75% 6/20/25	4,670,000	4,506,416
3.95% 4/13/24	8,000,000	7,979,754
Toyota Motor Corp. 0.681% 3/25/24	8,000,000	7,977,216
Volkswagen Group of America Finance LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 6.3031% 6/7/24 (b)(c)(d)	13,000,000	13,024,492
3.35% 5/13/25 (b)	6,200,000	6,039,540
5.8% 9/12/25 (b)	19,000,000	19,080,835
		226,955,066
Broadline Retail - 0.3%
Amazon.com, Inc. 0.45% 5/12/24	19,000,000	18,822,217
Textiles, Apparel & Luxury Goods - 0.0%
Tapestry, Inc. 7.05% 11/27/25	855,000	870,963
TOTAL CONSUMER DISCRETIONARY		246,648,246
CONSUMER STAPLES - 2.1%
Beverages - 0.5%
Keurig Dr. Pepper, Inc. 0.75% 3/15/24	16,500,000	16,474,755
PepsiCo, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 5.7136% 11/12/24 (c)(d)	14,429,000	14,443,064
		30,917,819
Consumer Staples Distribution & Retail - 0.5%
Dollar General Corp. 4.25% 9/20/24	21,487,000	21,305,275
Dollar Tree, Inc. 4% 5/15/25	6,100,000	5,990,817
		27,296,092
Personal Care Products - 0.2%
Kenvue, Inc. 5.5% 3/22/25	13,500,000	13,528,572
Tobacco - 0.9%
BAT Capital Corp. 3.222% 8/15/24	25,000,000	24,704,983
Philip Morris International, Inc.:
2.875% 5/1/24	11,814,000	11,759,114
5.125% 11/15/24	12,200,000	12,168,729
Reynolds American, Inc. 4.45% 6/12/25	9,100,000	8,960,387
		57,593,213
TOTAL CONSUMER STAPLES		129,335,696
ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Devon Energy Corp. 5.25% 9/15/24	3,300,000	3,290,047
Enbridge, Inc.:
2.5% 2/14/25	9,300,000	9,039,202
5.969% 3/8/26	11,900,000	11,896,807
Energy Transfer LP 4.05% 3/15/25	12,200,000	12,004,200
Kinder Morgan Energy Partners LP 4.3% 5/1/24	2,000,000	1,993,669
Spectra Energy Partners LP 4.75% 3/15/24	5,000,000	4,996,002
The Williams Companies, Inc.:
3.9% 1/15/25	6,000,000	5,911,717
4.3% 3/4/24	4,000,000	4,000,000
TransCanada PipeLines Ltd. 1% 10/12/24	18,700,000	18,161,234
		71,292,878
FINANCIALS - 30.1%
Banks - 20.3%
AIB Group PLC 4.263% 4/10/25 (b)(c)	18,000,000	17,956,820
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7599% 6/14/24 (c)(d)	12,000,000	11,997,000
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6.0159% 4/22/25 (c)(d)	17,950,000	17,960,106
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.100% 6.424% 4/25/25 (c)(d)	18,000,000	18,019,040
0.981% 9/25/25 (c)	12,700,000	12,364,586
3.841% 4/25/25 (c)	15,000,000	14,954,181
Bank of America NA 5.65% 8/18/25	20,000,000	20,144,433
Bank of Montreal 5.92% 9/25/25	18,000,000	18,186,178
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.440% 5.774% 4/15/24 (c)(d)	15,000,000	15,001,050
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.7004% 7/31/24 (c)(d)	17,300,000	17,314,384
5.45% 6/12/25	24,400,000	24,410,825
Barclays PLC:
2.852% 5/7/26 (c)	16,239,000	15,699,348
3.65% 3/16/25	10,000,000	9,793,664
BPCE SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.899% 1/14/25 (b)(c)(d)	9,396,000	9,409,812
2.375% 1/14/25 (b)	7,962,000	7,731,074
4% 4/15/24	12,200,000	12,171,976
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 6.2719% 4/7/25 (c)(d)	18,000,000	18,104,032
3.1% 4/2/24	2,000,000	1,995,704
Citibank NA 5.864% 9/29/25	18,750,000	18,970,291
Citigroup, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6.018% 1/25/26 (c)(d)	17,500,000	17,511,654
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.370% 6.6826% 5/24/25 (c)(d)	16,000,000	16,050,619
0.981% 5/1/25 (c)	22,080,000	21,887,000
3.352% 4/24/25 (c)	18,000,000	17,931,629
Credit Agricole SA 3.875% 4/15/24 (b)	16,000,000	15,963,375
Danske Bank A/S:
3.773% 3/28/25 (b)(c)	17,745,000	17,710,761
6.259% 9/22/26 (b)(c)	19,404,000	19,604,048
6.466% 1/9/26 (b)(c)	14,604,000	14,661,627
DNB Bank ASA:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 6.1756% 3/28/25 (b)(c)(d)	13,000,000	13,003,218
2.968% 3/28/25 (b)(c)	13,050,000	13,023,720
5.896% 10/9/26 (b)(c)	11,900,000	11,962,307
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 5.7388% 5/21/24 (b)(c)(d)	12,811,000	12,816,729
HSBC Holdings PLC:
2.633% 11/7/25 (c)	12,500,000	12,224,965
3.803% 3/11/25 (c)	10,000,000	9,994,974
4.18% 12/9/25 (c)	15,000,000	14,795,330
Huntington National Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.190% 6.4997% 5/16/25 (c)(d)	18,000,000	17,988,300
5.699% 11/18/25 (c)	16,200,000	16,065,382
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.8928% 6/1/25 (c)(d)	18,475,000	18,474,581
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 6.2306% 2/24/26 (c)(d)	15,958,000	16,025,343
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 6.3202% 6/14/25 (c)(d)	17,000,000	17,030,142
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 6.6436% 4/26/26 (c)(d)	14,956,000	15,112,043
0.824% 6/1/25 (c)	15,000,000	14,802,320
0.969% 6/23/25 (c)	24,600,000	24,220,665
1.561% 12/10/25 (c)	9,000,000	8,716,339
3.22% 3/1/25 (c)	19,000,000	18,998,440
5.546% 12/15/25 (c)	15,000,000	14,999,405
KeyBank NA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 5.6702% 6/14/24 (c)(d)	26,050,000	25,944,009
Lloyds Banking Group PLC 3.9% 3/12/24	17,800,000	17,792,093
Mitsubishi UFJ Financial Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.380% 6.7373% 9/12/25 (c)(d)	12,955,000	13,022,850
0.962% 10/11/25 (c)	12,400,000	12,032,863
2.801% 7/18/24	12,300,000	12,166,909
4.788% 7/18/25 (c)	10,000,000	9,957,519
5.063% 9/12/25 (c)	12,000,000	11,949,471
Mizuho Financial Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.960% 6.267% 5/22/26 (c)(d)	21,000,000	21,067,686
2.555% 9/13/25 (c)	18,750,000	18,432,027
Morgan Stanley Bank, West Valley City Utah 5.479% 7/16/25	20,000,000	20,083,092
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.8436% 8/12/24 (b)(c)(d)	19,209,000	19,217,520
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 6.7976% 3/22/25 (b)(c)(d)	11,324,000	11,434,183
0.8% 8/12/24 (b)	6,300,000	6,164,393
PNC Financial Services Group, Inc. 5.671% 10/28/25 (c)	9,000,000	8,989,823
Rabobank Nederland:
1.339% 6/24/26 (b)(c)	6,400,000	6,047,604
2.625% 7/22/24 (b)	11,000,000	10,873,379
Rabobank Nederland New York Branch 3.875% 8/22/24	18,000,000	17,854,162
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 5.6719% 10/7/24 (c)(d)	2,000,000	2,000,993
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.360% 5.6832% 7/29/24 (c)(d)	3,000,000	3,002,017
2.55% 7/16/24	10,000,000	9,882,437
3.97% 7/26/24	20,733,000	20,602,154
Santander Holdings U.S.A., Inc. 3.5% 6/7/24	17,200,000	17,091,912
Societe Generale:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 6.3759% 1/21/26 (b)(c)(d)	18,000,000	18,017,280
2.625% 1/22/25 (b)	13,000,000	12,630,373
Sumitomo Mitsui Financial Group, Inc. 2.696% 7/16/24	20,300,000	20,083,118
Sumitomo Mitsui Trust Bank Ltd. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.440% 5.7897% 9/16/24 (b)(c)(d)	2,000,000	2,001,503
Swedbank AB U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 6.2456% 4/4/25 (b)(c)(d)	11,081,000	11,112,397
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 5.7128% 3/4/24 (c)(d)	21,000,000	21,000,000
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2626% 3/8/24 (c)(d)	15,914,000	15,915,273
2.35% 3/8/24	12,000,000	11,995,333
2.65% 6/12/24	10,000,000	9,922,755
3.25% 3/11/24	18,640,000	18,631,611
Truist Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.7522% 6/9/25 (c)(d)	16,000,000	15,956,670
4.26% 7/28/26 (c)	12,300,000	12,049,507
U.S. Bancorp 1.45% 5/12/25	15,000,000	14,352,828
Wells Fargo & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 6.644% 4/25/26 (c)(d)	13,951,000	14,071,270
2.406% 10/30/25 (c)	12,500,000	12,230,151
3.3% 9/9/24	25,400,000	25,103,521
Wells Fargo Bank NA U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 6.12% 8/1/25 (c)(d)	15,000,000	15,052,788
		1,239,494,894
Capital Markets - 5.5%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.560% 5.8697% 8/19/24 (b)(c)(d)	2,000,000	1,999,788
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 6.0106% 5/24/24 (b)(c)(d)	16,500,000	16,512,191
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.710% 6.0487% 1/7/25 (b)(c)(d)	20,600,000	20,586,738
1% 4/16/24 (b)	10,000,000	9,939,921
5.684% 2/23/26 (b)	20,000,000	19,990,400
Bank of New York, New York 5.224% 11/21/25 (c)	8,260,000	8,243,786
Credit Suisse AG U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 6.5688% 2/21/25 (c)(d)	14,000,000	14,044,256
Deutsche Bank AG New York Branch:
0.898% 5/28/24	5,000,000	4,947,032
3.961% 11/26/25 (c)	28,000,000	27,545,886
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 6.7399% 3/15/24 (c)(d)	14,000,000	14,004,928
3% 3/15/24	16,893,000	16,877,289
3.272% 9/29/25 (c)	12,200,000	12,029,676
4% 3/3/24	19,000,000	19,000,000
5.7% 11/1/24	28,500,000	28,515,855
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.8338% 1/22/25 (c)(d)	9,000,000	9,007,920
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 6.4929% 4/17/25 (c)(d)	18,000,000	18,019,403
0.79% 5/30/25 (c)	22,950,000	22,626,993
2.63% 2/18/26 (c)	14,000,000	13,593,701
3.7% 10/23/24	15,900,000	15,704,987
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7642% 8/9/24 (b)(c)(d)	10,000,000	10,009,000
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 5.799% 1/13/25 (b)(c)(d)	24,000,000	24,010,430
UBS Group AG 2.193% 6/5/26 (b)(c)	6,300,000	6,027,985
		333,238,165
Consumer Finance - 3.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 1.65% 10/29/24	24,000,000	23,351,149
Ally Financial, Inc. 3.875% 5/21/24	5,000,000	4,977,495
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.720% 6.0387% 5/3/24 (c)(d)	15,230,000	15,243,544
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 6.2876% 3/4/25 (c)(d)	20,000,000	20,112,841
3.625% 12/5/24	18,000,000	17,756,283
6.338% 10/30/26 (c)	15,655,000	15,893,209
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 6.6652% 5/9/25 (c)(d)	18,000,000	18,021,954
3.3% 10/30/24	7,000,000	6,893,395
3.75% 4/24/24	12,634,000	12,594,880
4.166% 5/9/25 (c)	6,100,000	6,075,932
John Deere Capital Corp. 3.35% 6/12/24	8,000,000	7,950,516
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.260% 5.6097% 6/18/24 (c)(d)	2,000,000	2,000,651
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9676% 3/22/24 (c)(d)	16,000,000	16,003,360
5.6% 9/11/25	19,000,000	19,163,494
		186,038,703
Financial Services - 0.3%
Corebridge Financial, Inc. 3.5% 4/4/25	16,000,000	15,626,839
Insurance - 1.0%
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	20,800,000	20,788,465
New York Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.310% 5.6336% 4/26/24 (b)(c)(d)	8,000,000	8,001,793
Northwestern Mutual Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 5.6771% 3/25/24 (b)(c)(d)	9,564,000	9,564,191
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.7103% 4/12/24 (b)(c)(d)	7,300,000	7,299,270
Protective Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 6.3256% 3/28/25 (b)(c)(d)	13,000,000	13,078,232
		58,731,951
TOTAL FINANCIALS		1,833,130,552
HEALTH CARE - 2.5%
Biotechnology - 0.8%
AbbVie, Inc. 2.6% 11/21/24	18,000,000	17,627,428
Amgen, Inc.:
3.625% 5/22/24	15,500,000	15,428,183
5.25% 3/2/25	16,415,000	16,374,291
		49,429,902
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 3.363% 6/6/24	11,000,000	10,928,515
Health Care Providers & Services - 1.4%
Cigna Group 0.613% 3/15/24	24,758,000	24,718,281
CVS Health Corp. 3.375% 8/12/24	20,000,000	19,781,029
Elevance Health, Inc. 3.35% 12/1/24	18,263,000	17,952,778
HCA Holdings, Inc. 5.875% 2/15/26	5,900,000	5,924,453
Humana, Inc. 3.85% 10/1/24	15,640,000	15,471,628
		83,848,169
Pharmaceuticals - 0.1%
Bristol-Myers Squibb Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.490% 5.7995% 2/20/26 (c)(d)	10,569,000	10,606,748
TOTAL HEALTH CARE		154,813,334
INDUSTRIALS - 1.7%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	12,100,000	11,955,453
Ground Transportation - 0.2%
Canadian Pacific Railway Co. 1.35% 12/2/24	13,000,000	12,593,656
Industrial Conglomerates - 0.3%
Siemens Financieringsmaatschappij NV U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 5.7822% 3/11/24 (b)(c)(d)	17,000,000	17,000,556
Machinery - 0.8%
Caterpillar Financial Services Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.240% 5.5546% 5/17/24 (c)(d)	4,000,000	4,001,080
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7611% 11/14/24 (c)(d)	20,800,000	20,834,882
Daimler Trucks Finance North America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 6.1017% 12/13/24 (b)(c)(d)	2,000,000	2,005,984
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 6.3337% 4/5/24 (b)(c)(d)	11,000,000	11,006,221
5.2% 1/17/25 (b)	5,340,000	5,324,050
Parker Hannifin Corp. 3.65% 6/15/24	5,000,000	4,971,336
		48,143,553
Trading Companies & Distributors - 0.2%
Air Lease Corp. 0.8% 8/18/24	12,000,000	11,720,147
TOTAL INDUSTRIALS		101,413,365
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC/EMC Corp. 4% 7/15/24	9,000,000	8,939,229
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 5.5932% 10/1/24 (c)(d)	5,416,000	5,415,715
TOTAL INFORMATION TECHNOLOGY		14,354,944
MATERIALS - 0.4%
Chemicals - 0.4%
Celanese U.S. Holdings LLC:
3.5% 5/8/24	3,524,000	3,508,348
6.05% 3/15/25	6,000,000	6,014,847
Nutrien Ltd. 5.9% 11/7/24	17,256,000	17,278,823
		26,802,018
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Ventas Realty LP:
2.65% 1/15/25	12,000,000	11,667,704
3.75% 5/1/24	15,600,000	15,542,087
		27,209,791
UTILITIES - 1.5%
Electric Utilities - 0.7%
Duke Energy Corp. 3.75% 4/15/24	6,000,000	5,984,572
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 5.6456% 6/28/24 (c)(d)	15,012,000	15,008,523
Southern California Edison Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 6.1732% 4/1/24 (c)(d)	12,000,000	12,006,119
Tampa Electric Co. 3.875% 7/12/24	11,110,000	11,037,660
		44,036,874
Multi-Utilities - 0.8%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.963% 5/13/24 (c)(d)	7,219,000	7,220,140
DTE Energy Co.:
1.05% 6/1/25	12,700,000	12,025,333
2.529% 10/1/24	12,975,000	12,725,291
Public Service Enterprise Group, Inc. 2.875% 6/15/24	2,000,000	1,982,709
WEC Energy Group, Inc.:
0.8% 3/15/24	9,300,000	9,285,515
5% 9/27/25	6,000,000	5,966,749
		49,205,737
TOTAL UTILITIES		93,242,611
TOTAL NONCONVERTIBLE BONDS (Cost $2,746,923,829)		2,752,718,643

U.S. Treasury Obligations - 16.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
3% 6/30/24 (e)	358,450,000	355,663,605
4.125% 1/31/25	336,500,000	333,581,912
4.25% 1/31/26 (e)	25,100,000	24,912,730
4.75% 7/31/25	298,000,000	297,615,860
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,015,977,405)		1,011,774,107

Asset-Backed Securities - 22.8%
	Principal Amount (a)	Value ($)
Aimco:
Series 2018-BA Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6756% 1/15/32 (b)(c)(d)	10,292,000	10,305,791
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6394% 7/22/32 (b)(c)(d)	10,424,000	10,439,104
AIMCO CLO Ltd. Series 2022-12A Class AR, CME Term SOFR 3 Month Index + 1.170% 6.4865% 1/17/32 (b)(c)(d)	12,657,000	12,666,619
Ally Auto Receivables Trust Series 2022-2 Class A2, 4.62% 10/15/25	2,605,722	2,603,214
American Express Credit Account Master Trust Series 2022-3 Class A, 3.75% 8/15/27	20,000,000	19,600,162
Ares LII CLO Ltd. Series 2021-52A Class A1R, CME Term SOFR 3 Month Index + 1.310% 6.6294% 4/22/31 (b)(c)(d)	8,970,000	8,980,091
Ares XXXIV CLO Ltd. Series 2024-2A Class AR3, CME Term SOFR 3 Month Index + 1.320% 1.32% 4/17/33 (b)(c)(d)	26,524,000	26,524,000
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/32 (b)	12,866,000	12,840,061
BMW Vechicle Lease Trust Series 2023-1:
Class A2, 5.27% 2/25/25	2,837,735	2,837,069
Class A3, 5.16% 11/25/25	19,283,000	19,234,899
BMW Vehicle Lease Trust:
Series 2022-1 Class A3, 1.1% 3/25/25	358,200	357,123
Series 2023-2 Class A3, 5.99% 9/25/26	12,000,000	12,098,238
Series 2024-1 Class A2A, 5.1% 7/27/26	13,024,000	12,998,849
BMW Vehicle Owner Trust:
Series 2022-A Class A3, 3.21% 8/25/26	2,220,382	2,185,974
Series 2023-A Class A2A, 5.72% 4/27/26	17,670,647	17,686,288
Capital One Multi-Asset Execution Trust Series 2022-A2 Class A, 3.49% 5/15/27	20,000,000	19,588,504
Capital One Prime Auto Receivables Series 2023-1 Class A2, 5.2% 5/15/26	13,405,424	13,386,750
CarMax Auto Owner Trust:
Series 2020-4 Class A3, 0.5% 8/15/25	807,012	802,105
Series 2021-3 Class A3, 0.55% 6/15/26	10,539,340	10,231,613
Series 2022-3 Class A2A, 3.81% 9/15/25	1,417,525	1,415,174
Carmax Auto Owner Trust Series 2022-4 Class A2A, 5.34% 12/15/25	2,329,679	2,328,499
CarMax Auto Owner Trust Series 2023 2 Class A2A, 5.5% 6/15/26	13,528,595	13,521,202
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A2A, 6.08% 12/15/26	14,012,000	14,086,541
Carmax Auto Owner Trust 2024-1 Series 2024-1 Class A2A, 5.3% 3/15/27	15,111,000	15,099,463
Carmax Owner Trust Series 2023-1 Class A2A, 5.23% 1/15/26	3,814,772	3,810,071
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6794% 10/20/32 (b)(c)(d)	2,864,000	2,865,409
Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6756% 7/15/33 (b)(c)(d)	10,797,000	10,805,206
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 6.5512% 7/27/30 (b)(c)(d)	4,985,653	4,988,505
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	1,686,225	1,647,380
Chesapeake Funding II LLC:
Series 2021-1A Class A2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.340% 5.6692% 4/15/33 (b)(c)(d)	2,052,106	2,046,360
Series 2023 1A Class A1, 5.65% 5/15/35 (b)	9,916,380	9,916,650
Series 2023-2A Class A1, 6.16% 10/15/35 (b)	1,915,136	1,926,467
Citizens Auto Receivables Trust Series 2024-1 Class A2A, 5.43% 10/15/26 (b)	16,140,000	16,142,574
Daimler Trucks Retail Trust Series 2022-1 Class A2, 5.07% 9/16/24	375,109	374,995
Daimler Trucks Retail Trust 20 Series 2023-1 Class A2, 6.03% 9/15/25	6,734,000	6,741,034
Dell Equipment Finance Trust 2 Series 2023-3 Class A2, 6.1% 4/23/29 (b)	14,737,000	14,793,836
Dell Equipment Finance Trust 2022-2 Series 2022-2 Class A2, 4.03% 7/22/27 (b)	2,714,562	2,711,248
Dell Equipment Finance Trust 2023-2 Series 2023-2 Class A2, 5.84% 1/22/29 (b)	9,294,000	9,303,798
Discover Card Execution Note Trust:
Series 2022-A1 Class A1, 1.96% 2/15/27	18,000,000	17,440,369
Series 2022-A3 Class A3, 3.56% 7/15/27	18,430,000	18,027,354
Dllaa 2023-1A Series 2023-1A Class A2, 5.93% 7/20/26 (b)	1,602,174	1,605,876
DLLAD Series 2023-1A Class A2, 5.19% 4/20/26 (b)	7,894,240	7,873,304
Dllmt 2023-1 LLC Series 2023-1A Class A2, 5.78% 11/20/25 (b)	12,695,264	12,694,182
DLLST 2024-1 LLC Series 2024-1A Class A2, 5.33% 1/20/26 (b)	9,067,000	9,051,102
Donlen Fleet Lease Funding Series 2021-2 Class A1, CME Term SOFR 1 Month Index + 0.440% 5.7625% 12/11/34 (b)(c)(d)	799,477	799,971
Drive Auto Receivables Trust Series 2024-1 Class A2, 5.83% 12/15/26	10,482,000	10,485,209
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2021-86A Class A1R, CME Term SOFR 3 Month Index + 1.360% 6.6781% 7/17/34 (b)(c)(d)	4,908,000	4,913,301
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6756% 4/15/31 (b)(c)(d)	9,297,000	9,300,654
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	4,527,000	4,595,689
Enterprise Fleet Financing LLC:
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	190,187	188,862
Series 2021-2 Class A2, 0.48% 5/20/27 (b)	2,116,338	2,079,317
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	1,227,144	1,213,740
Series 2023-1 Class A2, 5.51% 1/22/29 (b)	8,626,557	8,627,502
Series 2024-1 Class A2, 5.23% 3/20/30 (b)	15,485,000	15,448,057
Ford Credit Auto Lease Trust:
Series 2023-B Class A2A, 5.9% 2/15/26	8,716,000	8,730,017
Series 2024-A Class A2A, 5.24% 7/15/26	10,738,000	10,720,332
Ford Credit Auto Owner Trust:
Series 2020-1 Class A, 2.04% 8/15/31 (b)	12,000,000	11,617,423
Series 2022-C Class A2A, 4.52% 4/15/25	831,525	831,012
Series 2022-D, Class A2A, 5.37% 8/15/25	6,092,374	6,091,603
Series 2023-B Class A2A, 5.57% 6/15/26	21,177,350	21,184,034
Ford Credit Floorplan Master Owner Trust Series 2019-4 Class A, 2.44% 9/15/26	19,000,000	18,692,341
Fordl 2023-A Series 2023-A Class A2A, 5.19% 6/15/25	2,245,562	2,244,218
FORDO Series 2022-B Class A3, 3.74% 9/15/26	8,214,603	8,110,442
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	1,152,094	1,151,123
GM Financial Automobile Leasing Trust:
Series 2022-2 Class A3, 3.42% 6/20/25	9,826,057	9,783,586
Series 2023-1 Class A3, 5.16% 4/20/26	22,061,000	22,017,368
Series 2023-A Class A2A, 5.27% 6/20/25	5,658,841	5,654,811
GM Financial Consumer Automobile Series 2024-1 Class ASB, 5.12% 2/16/27	13,080,000	13,054,120
Gm Financial Consumer Automobile Re:
Series 2023-1 Class A2A, 5.19% 3/16/26	3,409,307	3,404,522
Series 2023-3 Class A2A, 5.74% 9/16/26	14,608,026	14,623,398
GM Financial Consumer Automobile Receivables Series 2023 2 Class A2A, 5.1% 5/18/26	9,278,537	9,258,752
GM Financial Consumer Automobile Receivables Trust:
Series 2020-4 Class A3, 0.38% 8/18/25	401,299	399,587
Series 2022-2 Class A3, 3.1% 2/16/27	19,169,472	18,814,822
Series 2022-3 Class A2A, 3.5% 9/16/25	3,117,935	3,110,136
Series 2022-4 Class A2A, 4.6% 11/17/25	2,470,671	2,465,745
GM Financial Leasing Trust Series 2024-1 Class A2A, 5.18% 6/22/26	19,202,000	19,169,239
Gm Financial Leasing Trust 202 Series 2023-3 Class A2A, 5.58% 1/20/26	17,466,095	17,467,498
Harot 2023-4 Series 2023-4 Class A2, 5.87% 6/22/26	14,563,000	14,622,777
Honda Auto Receivables:
Series 2023-1 Class A2, 5.22% 10/21/25	10,929,830	10,913,946
Series 2023-2 Class A2, 5.41% 4/15/26	16,993,065	16,981,916
Honda Auto Receivables 2023-3 Series 2023-3 Class A2, 5.71% 3/18/26	14,065,000	14,083,135
HPEFS Eqipment Trust 2024-1 Series 2024-1A Class A2, 5.38% 5/20/31 (b)	24,540,000	24,519,072
HPEFS Equipment Trust Series 2022-3A Class A2, 5.26% 8/20/29 (b)	2,963,668	2,961,034
Huntington Auto Trust Series 2024-1A Class A2, 5.5% 3/15/27 (b)	17,946,000	17,960,402
Hyundai Auto Lease Securitizat:
Series 2023-B Class A2A, 5.47% 9/15/25 (b)	3,000,482	2,998,702
Series 2023-C Class A2A, 5.85% 3/16/26 (b)	16,800,755	16,841,259
Hyundai Auto Lease Securitization:
Series 2022-C Class A2A, 4.34% 1/15/25 (b)	1,115,709	1,114,993
Series 2024-A Class A2A, 5.15% 6/15/26 (b)	11,454,000	11,426,190
Hyundai Auto Lease Securitization Trust Series 2023-A Class A2A, 5.2% 4/15/25 (b)	4,718,624	4,716,013
Hyundai Auto Receivables Trust:
Series 2020-C Class A3, 0.38% 5/15/25	233,186	232,717
Series 2022-B Class A2A, 3.64% 5/15/25	1,413,403	1,411,408
Series 2022-C, Class A2A, 5.35% 11/17/25	5,479,737	5,477,394
Series 2023 A Class A2A, 5.19% 12/15/25	10,792,622	10,776,830
Series 2023-B Class A2A, 5.77% 5/15/26	13,268,841	13,285,752
Series 2023-C Class A2A, 5.8% 1/15/27	12,797,000	12,840,038
John Deere Owner Trust:
Series 2021-A Class A3, 0.36% 9/15/25	3,105,854	3,060,092
Series 2022-B Class A2, 3.73% 6/16/25	2,376,203	2,372,358
John Deere Owner Trust 2023-B Series 2023-B Class A2, 5.59% 6/15/26	16,150,000	16,145,967
John Deere Owner Trust 23-C Series 2023-C Class A2, 5.76% 8/17/26	17,502,000	17,524,130
Juniper Valley Park CLO LLC Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.850% 7.1678% 7/20/35 (b)(c)(d)	19,000,000	19,047,063
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, CME Term SOFR 3 Month Index + 1.260% 6.5794% 1/22/31 (b)(c)(d)	7,538,000	7,544,829
Marlette Funding Trust 2023-3 Series 2023-3A Class A, 6.49% 9/15/33 (b)	1,877,545	1,880,267
Mercedes-Benz Auto Receivables:
Series 2022-1, Class A2, 5.26% 10/15/25	4,847,061	4,845,246
Series 2023-1 Class A2, 5.09% 1/15/26	3,234,707	3,230,849
Series 2024-1 Class A2A, 5.06% 5/17/27	15,907,000	15,864,116
MMAF Equipment Finance LLC Series 2022-B Class A2, 5.57% 9/9/25 (b)	690,242	690,234
Mmaf Equipment Finance LLC 202 Series 2023-A Class A2, 5.79% 11/13/26 (b)	12,207,916	12,230,976
Niagara Park CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.260% 6.5781% 7/17/32 (b)(c)(d)	11,000,000	11,025,278
Nissan Auto Receivables Series 2022-B Class A2, 4.5% 8/15/25	4,242,417	4,234,292
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/28 (b)	12,964,437	12,482,806
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, CME Term SOFR 3 Month Index + 1.060% 6.3807% 5/20/29 (b)(c)(d)	3,300,920	3,302,032
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 Month Index + 1.050% 6.3665% 4/15/30 (b)(c)(d)	7,702,502	7,702,510
SBNA Auto Lease Trust 2024-A Series 2024-A Class A2, 5.45% 1/20/26 (b)	11,106,000	11,098,084
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	1,754,474	1,757,182
SFS Auto Receivables Securitization Series 2024-1A Class A2, 5.35% 6/21/27 (b)	6,441,000	6,437,359
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	1,811,673	1,810,411
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6356% 7/15/32 (b)(c)(d)	7,764,000	7,769,140
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.5956% 1/15/34 (b)(c)(d)	10,901,568	10,911,314
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.220% 6.5407% 11/18/30 (b)(c)(d)	6,199,193	6,210,500
TCI-Symphony CLO Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.190% 6.5056% 7/15/30 (b)(c)(d)	10,219,263	10,229,461
Tesla Auto Lease Trust 2023-B Series 2023-B Class A2, 6.02% 9/22/25 (b)	5,385,000	5,397,208
Tesla Auto Lease Trust 23-A Series 2023-A:
Class A2, 5.86% 8/20/25 (b)	12,454,480	12,476,274
Class A3, 5.89% 6/22/26 (b)	7,780,000	7,824,457
Tesla Electric Vehicle Trust 2023-1 Series 2023-1 Class A2A, 5.54% 12/21/26 (b)	17,890,000	17,903,759
Toyota Auto Loan Extended Note Trust Series 2019-1A Class A, 2.56% 11/25/31 (b)	22,650,000	22,493,527
Toyota Auto Receivables:
Series 2021-D Class A3, 0.71% 4/15/26	1,955,967	1,905,615
Series 2022-D Class A2A, 5.27% 1/15/26	7,246,072	7,240,232
Toyota Auto Receivables 2023-C Series 2023-C Class A2A, 5.6% 8/17/26	16,425,503	16,426,868
Toyota Auto Receivables 2023-D Series 2023-D Class A2A, 5.8% 11/16/26	10,228,000	10,260,992
Toyota Auto Receivables Owner Trust:
Series 2022-C Class A2A, 3.83% 8/15/25	1,094,287	1,091,380
Series 2023-A Class A2, 5.05% 1/15/26	6,658,749	6,649,191
Toyota Lease Owner Trust Series 2024-A Class A2A, 5.33% 7/20/26 (b)	23,392,000	23,385,460
Toyota Lease Owner Trust 2023- Series 2023-B Class A2A, 5.73% 4/20/26 (b)	11,062,055	11,094,353
Upstart Securitization Trust Series 2021-5 Class A, 1.31% 11/20/31 (b)	435,287	433,745
Upstart Securitization Trust 2 Series 2023-3 Class A, 6.9% 10/20/33 (b)	8,822,108	8,868,988
Usaa Auto Owner Trust 2023-A Series 2023-A Class A2, 5.83% 7/15/26 (b)	11,206,000	11,220,919
Verizon Master Trust:
Series 2022-4 Class A, 3.4% 11/20/28 (c)	23,454,000	22,908,115
Series 2023-5 Class A1A, 5.61% 9/8/28	13,296,000	13,361,149
Volkswagen Auto Lease Trust 20 Series 2023-A Class A2A, 5.87% 1/20/26	18,800,000	18,839,147
Volkswagen Auto Loan Enhanced Series 2023-1 Class A2A, 5.5% 12/21/26	14,063,272	14,062,519
Voya CLO Ltd. Series 2021-1A Class A1R, CME Term SOFR 3 Month Index + 1.210% 6.5281% 4/17/30 (b)(c)(d)	6,146,064	6,149,678
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	13,813,000	13,936,175
Wheels SPV LLC Series 2021-1A Class A, CME Term SOFR 1 Month Index + 0.390% 5.7143% 8/20/29 (b)(c)(d)	1,513,619	1,512,424
WOART 2023-A Series 2023-A Class A2A, 5.18% 7/15/26	12,589,006	12,572,702
World Omni Auto Receivables Trust:
Series 2021 D Class A3, 0.81% 10/15/26	10,235,107	9,949,278
Series 2022-D, Class A2A, 5.51% 3/16/26	3,646,578	3,647,003
Series 2023-C Class A2A, 5.57% 12/15/26	14,024,000	14,023,746
Series 2023-D Class A2A, 5.91% 2/16/27	7,750,000	7,786,565
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	2,332,166	2,330,401
TOTAL ASSET-BACKED SECURITIES (Cost $1,389,277,175)		1,391,153,428

Collateralized Mortgage Obligations - 0.4%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.4%
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	1,183,522	1,102,286
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	1,114,960	1,100,218
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	1,673,715	1,621,036
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	286,017	284,005
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	4,804,335	4,724,102
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	4,072,605	3,959,878
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	682,524	651,653
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (b)	638,000	605,781
RMF Buyout Issuance Trust sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	1,326,210	1,284,868
Silverstone Master Issuer PLC floater Series 2022-1A Class 1A, U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.7071% 1/21/70 (b)(c)(d)	10,440,000	10,437,620

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,112,112)		25,771,447

Commercial Mortgage Securities - 1.8%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 6.468% 1/15/39 (b)(c)(d)	2,702,000	2,666,536
BANK Trust sequential payer Series 2017-BNK5 Class ASB, 3.179% 6/15/60	2,139,504	2,073,098
Benchmark Mortgage Trust sequential payer Series 2018-B2 Class ASB, 3.7802% 2/15/51	3,456,513	3,374,646
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.6422% 3/15/41 (b)(c)(d)	2,606,000	2,603,930
BX Commercial Mortgage Trust floater:
Series 2021-ACNT Class A, CME Term SOFR 1 Month Index + 0.960% 6.2825% 11/15/38 (b)(c)(d)	4,684,377	4,653,636
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0684% 10/15/26 (b)(c)(d)	4,243,739	4,193,345
Series 2021-LBA Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2325% 2/15/36 (b)(c)(d)	591,000	586,937
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 6.3305% 2/15/39 (b)(c)(d)	7,538,789	7,484,604
Series 2023-XL3 Class A, CME Term SOFR 1 Month Index + 1.760% 7.0791% 12/9/40 (b)(c)(d)	3,965,000	3,992,259
BX Commercial Mortgage Trust 2024-Xl4 floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7597% 2/15/39 (b)(c)(d)	5,950,000	5,950,000
BX Trust floater Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4826% 8/15/39 (b)(c)(d)	2,278,342	2,284,055
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5, 3.137% 2/10/48	18,000,000	17,659,152
COMM Mortgage Trust sequential payer Series 2017-CD4 Class ASB, 3.317% 5/10/50	1,448,841	1,403,970
CSAIL Commercial Mortgage Trust sequential payer Series 2017-CX10 Class ASB, 3.3269% 11/15/50	1,383,096	1,345,908
DBJPM Mortgage Trust sequential payer Series 2017-C6 Class ASB, 3.121% 6/10/50	2,589,585	2,507,296
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 6.1335% 11/15/38 (b)(c)(d)	6,587,332	6,521,459
GS Mortgage Securities Trust sequential payer Series 2017-GS8 Class AAB, 3.313% 11/10/50	1,615,247	1,567,378
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C4 Class ASB, 2.9941% 12/15/49	749,890	724,523
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6129% 5/15/39 (b)(c)(d)	7,914,000	7,844,753
LIFE Mortgage Trust floater Series 2021-BMR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 3/15/38 (b)(c)(d)	3,836,532	3,794,570
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 7/15/38 (b)(c)(d)	2,275,000	2,255,094
Morgan Stanley Bank of America Merrill Lynch Trust sequential payer Series 2017-C34 Class ASB, 3.354% 11/15/52	3,598,761	3,481,290
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.4067% 10/15/28 (b)(c)(d)	3,617,896	3,631,463
SREIT Trust floater Series 2021-MFP Class A, CME Term SOFR 1 Month Index + 0.840% 6.1629% 11/15/38 (b)(c)(d)	5,130,699	5,107,476
Ubs Commercial Mortgage Trust sequential payer Series 2017-C4 Class ASB, 3.366% 10/15/50	2,697,552	2,615,774
UBS Commercial Mortgage Trust sequential payer Series 2017-C7 Class ASB, 3.586% 12/15/50	6,043,942	5,871,235
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2017-C38 Class ASB, 3.261% 7/15/50	1,302,189	1,268,347
Series 2017-C42 Class ASB, 3.488% 12/15/50	1,347,684	1,312,007
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $108,814,107)		108,774,741

Certificates of Deposit - 7.6%
	Principal Amount (a)	Value ($)
BMO Harris Bank NA U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.670% 5.98% 7/8/24 (c)(d)	23,700,000	23,699,938
Canadian Imperial Bank of Commerce yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.01% 4/1/24 (c)(d)	20,000,000	20,011,310
5.95% 9/19/24	23,600,000	23,653,376
Citibank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.96% 6/17/24 (c)(d)	19,000,000	19,025,511
5.78% 3/8/24	23,700,000	23,701,173
Lloyds Bank Corporate Markets PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6% 7/8/24 (c)(d)	23,700,000	23,699,351
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.01% 6/7/24 (c)(d)	23,700,000	23,739,363
5.91% 6/17/24	23,700,000	23,719,787
Mizuho Corporate Bank Ltd. yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.87% 5/24/24 (c)(d)	23,700,000	23,724,861
Rabobank Nederland New York Branch yankee 6.05% 7/10/24	23,700,000	23,723,136
Royal Bank of Canada yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.96% 7/3/24 (c)(d)	23,700,000	23,737,685
Sumitomo Mitsui Banking Corp. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.96% 5/1/24 (c)(d)	24,700,000	24,722,386
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.01% 7/11/24 (c)(d)	23,700,000	23,748,834
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.01% 7/26/24 (c)(d)	23,500,000	23,552,602
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.01% 8/14/24 (c)(d)	23,700,000	23,756,719
Svenska Handelsbanken, Inc. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.88% 8/29/24 (c)(d)	23,700,000	23,746,798
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.96% 3/28/24 (c)(d)	20,000,000	20,008,696
Toronto-Dominion Bank yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.670% 5.98% 3/25/24 (c)(d)	21,000,000	21,008,087
Wells Fargo Bank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.630% 5.94% 7/18/24 (c)(d)	23,700,000	23,740,454
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.96% 7/5/24 (c)(d)	23,700,000	23,739,124
TOTAL CERTIFICATES OF DEPOSIT (Cost $459,900,000)		460,459,191

Commercial Paper - 3.9%
	Principal Amount (a)	Value ($)
Bank of Montreal yankee 6.01% 4/4/24 (c)(d)	30,000,000	30,016,134
Barclays Bank PLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 6.04% 6/5/24 (b)(c)(d)	23,700,000	23,699,945
Bayer Corp.:
5.9% 8/15/24	23,700,000	23,075,465
5.93% 7/9/24	23,700,000	23,211,256
5.93% 7/24/24	23,500,000	22,960,654
5.94% 9/10/24	23,700,000	22,983,075
BPCE SA yankee 5.66% 7/19/24	23,700,000	23,208,678
HSBC U.S.A., Inc.:
yankee 6.05% 8/14/24	23,700,000	23,095,212
5.9% 11/21/24	23,700,000	22,722,335
J.P. Morgan Securities, LLC 5.95% 7/12/24 (c)(d)	23,700,000	23,699,929
TOTAL COMMERCIAL PAPER (Cost $238,415,687)		238,672,683

Money Market Funds - 7.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	99,830,109	99,850,075
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	350,977,402	351,012,500
TOTAL MONEY MARKET FUNDS (Cost $450,862,575)		450,862,575

TOTAL INVESTMENT IN SECURITIES - 105.7% (Cost $6,436,282,890)	6,440,186,815
NET OTHER ASSETS (LIABILITIES) - (5.7)%	(349,500,186)
NET ASSETS - 100.0%	6,090,686,629

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,295,609,503 or 21.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security is on loan at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	259,111,099	1,397,546,775	1,556,807,799	4,014,491	-	-	99,850,075	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	-	416,604,450	65,591,950	15,050	-	-	351,012,500	1.1%
Total	259,111,099	1,814,151,225	1,622,399,749	4,029,541	-	-	450,862,575

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	2,752,718,643	-	2,752,718,643	-

U.S. Government and Government Agency Obligations	1,011,774,107	-	1,011,774,107	-

Asset-Backed Securities	1,391,153,428	-	1,391,153,428	-

Collateralized Mortgage Obligations	25,771,447	-	25,771,447	-

Commercial Mortgage Securities	108,774,741	-	108,774,741	-

Certificates of Deposit	460,459,191	-	460,459,191	-

Commercial Paper	238,672,683	-	238,672,683	-

Money Market Funds	450,862,575	450,862,575	-	-
Total Investments in Securities:	6,440,186,815	450,862,575	5,989,324,240	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $342,325,550) - See accompanying schedule:
Unaffiliated issuers (cost $5,985,420,315)	$5,989,324,240
Fidelity Central Funds (cost $450,862,575)	450,862,575

Total Investment in Securities (cost $6,436,282,890)		$6,440,186,815
Cash		29,733
Receivable for fund shares sold		8,464,686
Interest receivable		40,427,971
Distributions receivable from Fidelity Central Funds		776,874
Prepaid expenses		3,720
Receivable from investment adviser for expense reductions		69,206
Total assets		6,489,959,005
Liabilities
Payable for investments purchased	$31,534,307
Payable for fund shares redeemed	13,307,361
Distributions payable	2,355,613
Accrued management fee	1,009,185
Other payables and accrued expenses	53,410
Collateral on securities loaned	351,012,500
Total Liabilities		399,272,376
Net Assets		$6,090,686,629
Net Assets consist of:
Paid in capital		$6,031,773,946
Total accumulated earnings (loss)		58,912,683
Net Assets		$6,090,686,629
Net Asset Value, offering price and redemption price per share ($6,090,686,629 ÷ 604,484,309 shares)		$10.08
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Interest		$157,532,856
Income from Fidelity Central Funds (including $15,050 from security lending)		4,029,541
Total Income		161,562,397
Expenses
Management fee	$6,053,526
Custodian fees and expenses	27,858
Independent trustees' fees and expenses	9,956
Registration fees	122,608
Audit	29,732
Legal	4,339
Miscellaneous	11,518
Total expenses before reductions	6,259,537
Expense reductions	(236,712)
Total expenses after reductions		6,022,825
Net Investment income (loss)		155,539,572
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	686,346
Total net realized gain (loss)		686,346
Change in net unrealized appreciation (depreciation) on investment securities		22,567,585
Net gain (loss)		23,253,931
Net increase (decrease) in net assets resulting from operations		$178,793,503
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$155,539,572	$228,554,733
Net realized gain (loss)	686,346	(1,821,505)
Change in net unrealized appreciation (depreciation)	22,567,585	19,040,747
Net increase (decrease) in net assets resulting from operations	178,793,503	245,773,975
Distributions to shareholders	(139,209,782)	(186,664,051)

Share transactions
Proceeds from sales of shares	1,179,132,095	3,752,146,215
Reinvestment of distributions	124,808,835	167,508,419
Cost of shares redeemed	(1,518,253,965)	(1,890,194,258)

Net increase (decrease) in net assets resulting from share transactions	(214,313,035)	2,029,460,376
Total increase (decrease) in net assets	(174,729,314)	2,088,570,300

Net Assets
Beginning of period	6,265,415,943	4,176,845,643
End of period	$6,090,686,629	$6,265,415,943

Other Information
Shares
Sold	117,274,244	377,957,109
Issued in reinvestment of distributions	12,411,934	16,825,725
Redeemed	(151,123,692)	(190,245,521)
Net increase (decrease)	(21,437,514)	204,537,313

Financial Highlights
Fidelity® SAI Low Duration Income Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$10.01	$9.91	$10.01	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.258	.426	.063	.016
Net realized and unrealized gain (loss)	.044	.016	(.102)	.007
Total from investment operations	.302	.442	(.039)	.023
Distributions from net investment income	(.232)	(.342)	(.059)	(.013)
Distributions from net realized gain	-	-	(.002)	-
Total distributions	(.232)	(.342)	(.061)	(.013)
Net asset value, end of period	$10.08	$10.01	$9.91	$10.01
Total Return D,E	3.04%	4.54%	(.38)%	.23%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.21% H,I	.26%	.30%	.34% I
Expenses net of fee waivers, if any	.20% H,I	.21%	.22%	.22% I
Expenses net of all reductions	.20% H,I	.21%	.22%	.22% I
Net investment income (loss)	5.17% H,I	4.30%	.63%	.17% I
Supplemental Data
Net assets, end of period (000 omitted)	$6,090,687	$6,265,416	$4,176,846	$4,227,685
Portfolio turnover rate J	49% I	46%	59%	15% I,K

AFor the period September 15, 2020 (commencement of operations) through August 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024

1. Organization.
Fidelity SAI Low Duration Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$42,740,172
Gross unrealized depreciation	(5,403,294)
Net unrealized appreciation (depreciation)	$37,336,878
Tax cost	$6,402,849,937

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(2,768,798)
Long-term	(1,857,056)
Total capital loss carryforward	$(4,625,854)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Low Duration Income Fund	1,308,957,306	1,057,426,579
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Low Duration Income Fund	$4,894
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Low Duration Income Fund	$1,740	$-	$-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .20% of average net assets. This reimbursement will remain in place through December 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $228,668.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $8,044.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024

Fidelity® SAI Low Duration Income Fund	.20%
Actual		$ 1,000	$ 1,030.40	$ 1.01
Hypothetical-B		$ 1,000	$ 1,023.87	$ 1.01

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Low Duration Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Board Approval of Investment Advisory Contracts
Fidelity SAI Low Duration Income Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.9900848.103
LDI-SANN-0424
Fidelity® Corporate Bond Fund

Semi-Annual Report
February 29, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 29, 2024 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 87.7%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.:
2.25% 2/1/32	4,905,000	3,933,656
3.55% 9/15/55	2,075,000	1,413,549
3.65% 9/15/59	1,452,000	982,140
3.8% 12/1/57	6,174,000	4,345,166
4.3% 2/15/30	1,886,000	1,798,694
4.5% 5/15/35	1,446,000	1,331,514
Verizon Communications, Inc.:
2.355% 3/15/32	5,282,000	4,282,585
2.55% 3/21/31	1,827,000	1,539,844
3% 11/20/60	3,160,000	1,922,455
3.15% 3/22/30	272,000	243,222
3.7% 3/22/61	4,527,000	3,198,738
4.016% 12/3/29	3,773,000	3,575,187
4.329% 9/21/28	856,000	830,815
4.4% 11/1/34	4,919,000	4,575,292
4.5% 8/10/33	395,000	372,763
		34,345,620
Entertainment - 0.2%
The Walt Disney Co. 6.65% 11/15/37	3,552,000	4,023,489
Media - 2.5%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.5% 8/15/30 (b)	4,980,000	4,131,010
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	2,754,000	1,671,803
3.85% 4/1/61	3,207,000	1,862,748
5.25% 4/1/53	2,495,000	1,937,075
5.375% 5/1/47	2,622,000	2,070,569
5.5% 4/1/63	1,396,000	1,079,804
Comcast Corp.:
2.937% 11/1/56	977,000	601,179
2.987% 11/1/63	3,786,000	2,274,575
3.999% 11/1/49	538,000	427,656
Discovery Communications LLC:
3.95% 3/20/28	4,905,000	4,592,157
4.65% 5/15/50	2,188,000	1,659,231
Time Warner Cable LLC:
5.5% 9/1/41	212,000	174,770
5.875% 11/15/40	2,823,000	2,434,745
6.55% 5/1/37	728,000	685,724
6.75% 6/15/39	470,000	443,483
7.3% 7/1/38	2,609,000	2,601,217
Warnermedia Holdings, Inc.:
3.755% 3/15/27	794,000	751,314
4.054% 3/15/29	275,000	254,724
4.279% 3/15/32	6,748,000	5,952,998
5.05% 3/15/42	1,147,000	964,533
5.141% 3/15/52	5,092,000	4,137,737
5.391% 3/15/62	2,071,000	1,670,729
		42,379,781
Wireless Telecommunication Services - 1.1%
Rogers Communications, Inc.:
3.8% 3/15/32	4,507,000	4,005,447
4.55% 3/15/52	4,154,000	3,428,108
T-Mobile U.S.A., Inc.:
2.4% 3/15/29	1,197,000	1,054,351
2.7% 3/15/32	8,119,000	6,757,324
5.65% 1/15/53	1,509,000	1,500,769
Vodafone Group PLC 3.25% 6/4/81 (c)	1,094,000	1,015,303
		17,761,302
TOTAL COMMUNICATION SERVICES		98,510,192
CONSUMER DISCRETIONARY - 4.2%
Automobiles - 1.8%
Ford Motor Co. 3.25% 2/12/32	4,150,000	3,403,236
General Motors Co.:
5% 4/1/35	860,000	803,551
5.2% 4/1/45	981,000	865,842
5.4% 4/1/48	396,000	354,578
5.6% 10/15/32	1,886,000	1,882,128
5.95% 4/1/49	1,871,000	1,802,264
General Motors Financial Co., Inc.:
3.1% 1/12/32	4,550,000	3,800,846
4.3% 4/6/29	4,225,000	4,008,730
Stellantis Finance U.S., Inc.:
1.711% 1/29/27 (b)	2,261,000	2,055,253
2.691% 9/15/31 (b)	4,207,000	3,481,653
Volkswagen Group of America Finance LLC:
1.625% 11/24/27 (b)	4,527,000	3,999,752
4.75% 11/13/28 (b)	3,045,000	3,008,259
		29,466,092
Distributors - 0.1%
Genuine Parts Co. 2.75% 2/1/32	2,276,000	1,876,225
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 5.75% 6/15/43	135,000	138,838
Massachusetts Institute of Technology 3.885% 7/1/2116	2,494,000	1,886,628
		2,025,466
Specialty Retail - 1.5%
Advance Auto Parts, Inc. 1.75% 10/1/27	1,890,000	1,633,041
AutoNation, Inc.:
1.95% 8/1/28	4,659,000	3,984,858
2.4% 8/1/31	2,075,000	1,643,403
3.85% 3/1/32	2,037,000	1,778,633
4.75% 6/1/30	134,000	127,452
AutoZone, Inc. 4% 4/15/30	3,622,000	3,409,133
Lowe's Companies, Inc.:
3% 10/15/50	4,414,000	2,847,821
3.75% 4/1/32	3,773,000	3,428,409
5.625% 4/15/53	2,433,000	2,414,663
O'Reilly Automotive, Inc. 3.9% 6/1/29	1,101,000	1,045,142
The Home Depot, Inc. 5.95% 4/1/41	319,000	340,292
Triton Container International Ltd. 1.15% 6/7/24 (b)	2,056,000	2,020,986
		24,673,833
Textiles, Apparel & Luxury Goods - 0.7%
Tapestry, Inc.:
3.05% 3/15/32	4,631,000	3,752,476
7% 11/27/26	643,000	660,395
7.35% 11/27/28	1,029,000	1,076,336
7.7% 11/27/30	3,300,000	3,499,152
7.85% 11/27/33	3,300,000	3,569,762
		12,558,121
TOTAL CONSUMER DISCRETIONARY		70,599,737
CONSUMER STAPLES - 5.1%
Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc. 4.7% 2/1/36	189,000	180,894
Constellation Brands, Inc. 2.875% 5/1/30	3,254,000	2,857,781
		3,038,675
Consumer Staples Distribution & Retail - 0.8%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)	3,630,000	3,235,513
Dollar General Corp. 3.5% 4/3/30	4,214,000	3,812,917
Dollar Tree, Inc.:
2.65% 12/1/31	4,527,000	3,767,826
4.2% 5/15/28	2,406,000	2,320,512
		13,136,768
Food Products - 1.4%
JBS U.S.A. Lux SA/JBS Food Co./JBS U.S.A. Finance, Inc.:
2.5% 1/15/27	4,986,000	4,574,367
3% 5/15/32	4,771,000	3,819,931
4.375% 2/2/52	2,067,000	1,487,057
5.5% 1/15/30	4,848,000	4,725,063
6.5% 12/1/52	3,018,000	2,901,832
JDE Peet's BV 2.25% 9/24/31 (b)	1,612,000	1,261,106
Smithfield Foods, Inc. 3% 10/15/30 (b)	798,000	657,003
Viterra Finance BV 4.9% 4/21/27 (b)	5,018,000	4,912,129
		24,338,488
Tobacco - 2.7%
Altria Group, Inc. 2.45% 2/4/32	2,216,000	1,774,771
BAT Capital Corp.:
2.259% 3/25/28	4,358,000	3,856,487
2.726% 3/25/31	5,810,000	4,789,767
3.215% 9/6/26	4,258,000	4,037,697
3.557% 8/15/27	795,000	751,556
3.984% 9/25/50	1,886,000	1,287,267
4.7% 4/2/27	759,000	742,822
5.834% 2/20/31	1,415,000	1,410,107
7.75% 10/19/32	3,622,000	4,047,910
BAT International Finance PLC 4.448% 3/16/28	2,886,000	2,783,220
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (b)	2,929,000	2,786,262
4.25% 7/21/25 (b)	1,778,000	1,742,547
6.125% 7/27/27 (b)	725,000	738,042
Philip Morris International, Inc.:
4.375% 11/15/41	712,000	605,221
5.125% 2/15/30	6,763,000	6,730,266
5.625% 11/17/29	3,301,000	3,379,984
5.75% 11/17/32	3,508,000	3,578,364
Reynolds American, Inc. 5.7% 8/15/35	103,000	98,385
		45,140,675
TOTAL CONSUMER STAPLES		85,654,606
ENERGY - 6.5%
Oil, Gas & Consumable Fuels - 6.5%
Boardwalk Pipelines LP 4.95% 12/15/24	1,396,000	1,385,588
Canadian Natural Resources Ltd.:
2.95% 7/15/30	5,193,000	4,511,388
5.85% 2/1/35	180,000	179,803
6.25% 3/15/38	1,474,000	1,514,969
Cenovus Energy, Inc.:
2.65% 1/15/32	465,000	380,151
3.75% 2/15/52	1,441,000	1,029,312
4.25% 4/15/27	982,000	951,221
5.25% 6/15/37	376,000	348,825
5.375% 7/15/25	3,447,000	3,431,907
5.4% 6/15/47	899,000	823,588
6.75% 11/15/39	262,000	283,945
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	242,000	246,502
6.036% 11/15/33 (b)	652,000	669,475
6.497% 8/15/43 (b)	195,000	206,350
6.544% 11/15/53 (b)	351,000	373,911
DCP Midstream Operating LP:
5.125% 5/15/29	3,085,000	3,046,506
5.6% 4/1/44	116,000	110,468
6.75% 9/15/37 (b)	726,000	772,810
Eastern Gas Transmission & Storage, Inc.:
3% 11/15/29	2,833,000	2,521,042
3.9% 11/15/49	2,641,000	1,921,794
Enbridge, Inc. 6.7% 11/15/53	1,300,000	1,453,175
Energy Transfer LP:
3.75% 5/15/30	4,020,000	3,666,304
4% 10/1/27	1,530,000	1,464,401
4.95% 6/15/28	333,000	327,986
5% 5/15/50	6,282,000	5,415,636
5.4% 10/1/47	661,000	599,532
5.75% 2/15/33	1,509,000	1,519,406
5.8% 6/15/38	186,000	183,894
6% 6/15/48	121,000	118,598
EQT Corp. 5.75% 2/1/34	8,593,000	8,452,168
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (b)	1,702,000	1,669,921
Hess Corp.:
5.6% 2/15/41	2,853,000	2,872,896
5.8% 4/1/47	4,188,000	4,255,908
7.3% 8/15/31	1,198,000	1,347,632
7.875% 10/1/29	2,092,000	2,344,031
MPLX LP:
2.65% 8/15/30	4,527,000	3,854,386
4.95% 9/1/32	1,461,000	1,399,311
5.65% 3/1/53	5,304,000	5,043,741
Occidental Petroleum Corp. 5.55% 3/15/26	253,000	253,278
ONEOK, Inc. 3.25% 6/1/30	3,848,000	3,441,157
Ovintiv, Inc.:
5.15% 11/15/41	611,000	520,515
7.375% 11/1/31	393,000	428,297
8.125% 9/15/30	1,754,000	1,965,428
Petroleos Mexicanos:
4.5% 1/23/26	2,641,000	2,458,771
6.49% 1/23/27	374,000	349,574
6.5% 3/13/27	3,234,000	3,016,190
Plains All American Pipeline LP/PAA Finance Corp. 3.8% 9/15/30	639,000	582,336
Southeast Supply Header LLC 4.25% 6/15/24 (b)	252,000	246,522
Spectra Energy Partners LP 4.5% 3/15/45	329,000	275,968
Suncor Energy, Inc. 6.5% 6/15/38	1,289,000	1,349,410
The Williams Companies, Inc.:
2.6% 3/15/31	4,640,000	3,912,589
3.5% 11/15/30	1,436,000	1,295,912
4.65% 8/15/32	1,460,000	1,388,951
5.3% 8/15/52	323,000	302,222
5.75% 6/24/44	1,664,000	1,632,283
TransCanada PipeLines Ltd. 4.25% 5/15/28	3,697,000	3,561,425
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	169,000	152,015
Western Gas Partners LP:
4.05% 2/1/30	7,975,000	7,372,605
4.65% 7/1/26	90,000	88,050
6.15% 4/1/33	2,655,000	2,698,075
		107,990,054
FINANCIALS - 34.8%
Banks - 18.2%
AIB Group PLC:
4.263% 4/10/25 (b)(c)	1,955,000	1,950,310
7.583% 10/14/26 (b)(c)	3,792,000	3,888,916
Banco Santander SA 2.749% 12/3/30	6,600,000	5,368,285
Bank of America Corp.:
1.898% 7/23/31 (c)	4,225,000	3,429,061
2.592% 4/29/31 (c)	4,716,000	4,030,706
2.972% 2/4/33 (c)	11,318,000	9,506,056
3.194% 7/23/30 (c)	6,399,000	5,760,548
3.705% 4/24/28 (c)	2,372,000	2,261,476
4.571% 4/27/33 (c)	5,282,000	4,965,777
5.015% 7/22/33 (c)	6,866,000	6,692,437
6.11% 1/29/37	812,000	851,409
Barclays PLC:
3.65% 3/16/25	1,473,000	1,442,607
3.811% 3/10/42 (c)	4,527,000	3,394,787
5.088% 6/20/30 (c)	4,072,000	3,857,587
5.746% 8/9/33 (c)	1,257,000	1,245,956
7.437% 11/2/33 (c)	4,452,000	4,870,489
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(d)	2,450,000	2,265,923
1.904% 9/30/28 (b)(c)	4,433,000	3,922,880
2.159% 9/15/29 (b)(c)	2,375,000	2,055,015
2.591% 1/20/28 (b)(c)	1,660,000	1,531,320
2.824% 1/26/41 (b)	3,509,000	2,367,925
BPCE SA:
2.277% 1/20/32 (b)(c)	4,556,000	3,646,747
3.116% 10/19/32 (b)(c)	3,697,000	2,981,468
6.508% 1/18/35 (b)(c)	4,250,000	4,211,080
Citigroup, Inc.:
2.666% 1/29/31 (c)	3,094,000	2,654,453
3.785% 3/17/33 (c)	3,773,000	3,338,478
3.98% 3/20/30 (c)	4,527,000	4,243,433
4.412% 3/31/31 (c)	3,773,000	3,564,141
4.6% 3/9/26	347,000	341,315
4.91% 5/24/33 (c)	1,983,000	1,898,702
6.174% 5/25/34 (c)	975,000	982,308
8.125% 7/15/39	652,000	827,967
Citizens Financial Group, Inc. 2.638% 9/30/32	2,619,000	1,988,601
Commonwealth Bank of Australia 3.784% 3/14/32 (b)	9,980,000	8,730,051
Credit Agricole SA 2.811% 1/11/41 (b)	2,524,000	1,694,852
Fifth Third Bancorp 8.25% 3/1/38	1,305,000	1,543,009
HSBC Holdings PLC:
2.251% 11/22/27 (c)	3,246,000	2,973,481
2.357% 8/18/31 (c)	9,356,000	7,698,142
2.848% 6/4/31 (c)	3,697,000	3,146,656
4.041% 3/13/28 (c)	2,266,000	2,172,328
4.762% 3/29/33 (c)	4,735,000	4,351,604
4.95% 3/31/30	200,000	195,862
5.402% 8/11/33 (c)	3,062,000	3,008,926
Huntington Bancshares, Inc.:
2.487% 8/15/36 (c)	3,756,000	2,841,284
4.443% 8/4/28 (c)	1,702,000	1,634,611
6.208% 8/21/29 (c)	5,300,000	5,389,361
ING Groep NV:
4.017% 3/28/28 (c)	5,659,000	5,433,787
4.252% 3/28/33 (c)	3,773,000	3,473,249
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	7,182,000	7,116,427
JPMorgan Chase & Co.:
2.739% 10/15/30 (c)	5,659,000	4,964,596
2.956% 5/13/31 (c)	711,000	617,555
2.963% 1/25/33 (c)	5,659,000	4,779,546
4.586% 4/26/33 (c)	5,659,000	5,369,450
4.912% 7/25/33 (c)	7,546,000	7,320,136
5.717% 9/14/33 (c)	11,714,000	11,860,780
KBC Group NV 5.796% 1/19/29 (b)(c)	3,826,000	3,849,229
Lloyds Banking Group PLC:
3.87% 7/9/25 (c)	2,075,000	2,059,651
4.375% 3/22/28	2,617,000	2,526,248
4.976% 8/11/33 (c)	3,773,000	3,590,814
7.953% 11/15/33 (c)	3,754,000	4,175,732
Mizuho Financial Group, Inc. 2.564% 9/13/31	6,414,000	5,208,826
PNC Financial Services Group, Inc.:
5.068% 1/24/34 (c)	9,168,000	8,815,914
5.582% 6/12/29 (c)	4,400,000	4,424,264
Rabobank Nederland:
3.649% 4/6/28 (b)(c)	4,207,000	3,985,888
3.75% 7/21/26	2,548,000	2,442,276
Royal Bank of Canada 4.65% 1/27/26	400,000	396,337
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	1,044,000	944,098
5.807% 9/9/26 (c)	2,250,000	2,247,053
6.499% 3/9/29 (c)	1,662,000	1,687,400
Societe Generale:
1.488% 12/14/26 (b)(c)	1,736,000	1,601,083
3.625% 3/1/41 (b)	4,716,000	3,157,864
4.25% 4/14/25 (b)	1,018,000	995,954
4.75% 11/24/25 (b)	2,438,000	2,387,346
6.221% 6/15/33 (b)(c)	5,093,000	4,993,014
6.446% 1/10/29 (b)(c)	4,150,000	4,239,113
7.367% 1/10/53 (b)	1,886,000	1,930,311
Standard Chartered PLC 3.785% 5/21/25 (b)(c)	2,617,000	2,603,049
Truist Financial Corp. 5.122% 1/26/34 (c)	2,565,000	2,433,077
U.S. Bancorp 5.775% 6/12/29 (c)	6,700,000	6,769,922
UniCredit SpA 1.982% 6/3/27 (b)(c)	3,735,000	3,427,688
Wells Fargo & Co.:
3.068% 4/30/41 (c)	4,716,000	3,482,656
4.897% 7/25/33 (c)	3,944,000	3,771,050
6.491% 10/23/34 (c)	4,100,000	4,360,388
Westpac Banking Corp. U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (c)(d)	6,036,000	5,917,290
Zions Bancorp. NA 3.25% 10/29/29	3,105,000	2,532,523
		303,609,914
Capital Markets - 6.8%
Ares Capital Corp.:
2.15% 7/15/26	10,800,000	9,810,714
2.875% 6/15/27	5,125,000	4,655,726
3.25% 7/15/25	5,300,000	5,090,734
3.875% 1/15/26	6,017,000	5,772,624
4.25% 3/1/25	5,162,000	5,062,475
Athene Global Funding:
1.45% 1/8/26 (b)	6,772,000	6,250,904
2.5% 3/24/28 (b)	4,225,000	3,745,606
Blackstone Holdings Finance Co. LLC:
2.8% 9/30/50 (b)	755,000	458,690
3.5% 9/10/49 (b)	2,795,000	1,974,480
Blackstone Private Credit Fund:
4.7% 3/24/25	9,805,000	9,652,812
7.05% 9/29/25	4,993,000	5,058,580
Deutsche Bank AG 4.5% 4/1/25	5,744,000	5,633,886
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	4,762,000	4,462,888
3.035% 5/28/32 (c)	2,440,000	2,017,609
6.72% 1/18/29 (c)	1,056,000	1,084,920
Morgan Stanley:
1.794% 2/13/32 (c)	4,433,000	3,509,915
2.699% 1/22/31 (c)	3,773,000	3,268,352
6.342% 10/18/33 (c)	9,055,000	9,597,065
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	2,552,000	2,501,215
S&P Global, Inc. 3.9% 3/1/62	1,462,000	1,137,487
UBS Group AG:
3.091% 5/14/32 (b)(c)	3,207,000	2,694,964
3.126% 8/13/30 (b)(c)	3,246,000	2,869,340
4.194% 4/1/31 (b)(c)	3,632,000	3,340,353
4.55% 4/17/26	1,838,000	1,805,903
4.988% 8/5/33 (b)(c)	6,338,000	6,041,744
6.537% 8/12/33 (b)(c)	4,339,000	4,524,953
9.016% 11/15/33 (b)(c)	1,264,000	1,520,864
		113,544,803
Consumer Finance - 4.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	444,000	431,996
1.75% 1/30/26	2,343,000	2,176,758
2.45% 10/29/26	3,344,000	3,084,475
3% 10/29/28	2,623,000	2,356,939
3.3% 1/30/32	788,000	666,398
3.4% 10/29/33	1,630,000	1,354,167
3.85% 10/29/41	2,664,000	2,068,166
6.15% 9/30/30	5,100,000	5,267,975
6.45% 4/15/27 (b)	1,131,000	1,157,647
Ally Financial, Inc.:
2.2% 11/2/28	1,496,000	1,272,172
3.875% 5/21/24	743,000	739,656
5.75% 11/20/25	2,910,000	2,895,495
5.8% 5/1/25	753,000	751,812
8% 11/1/31	7,762,000	8,520,633
Capital One Financial Corp.:
2.359% 7/29/32 (c)	5,230,000	3,953,782
5.247% 7/26/30 (c)	2,443,000	2,382,203
5.268% 5/10/33 (c)	6,791,000	6,596,862
5.468% 2/1/29 (c)	1,251,000	1,244,082
5.817% 2/1/34 (c)	2,175,000	2,150,564
6.312% 6/8/29 (c)	4,200,000	4,299,258
Discover Financial Services:
4.5% 1/30/26	393,000	386,724
6.7% 11/29/32	384,000	401,900
Ford Motor Credit Co. LLC:
3.375% 11/13/25	3,301,000	3,167,058
3.625% 6/17/31	200,000	170,498
4.063% 11/1/24	3,018,000	2,976,449
4.95% 5/28/27	6,187,000	6,015,091
Synchrony Financial 4.375% 3/19/24	194,000	193,855
		66,682,615
Financial Services - 2.1%
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31	1,246,000	1,035,791
Aviation Capital Group LLC 6.75% 10/25/28 (b)	4,100,000	4,248,561
Brixmor Operating Partnership LP:
2.25% 4/1/28	1,426,000	1,261,666
4.05% 7/1/30	819,000	753,576
4.125% 5/15/29	420,000	392,712
Corebridge Financial, Inc.:
3.65% 4/5/27	564,000	535,166
3.85% 4/5/29	554,000	513,753
3.9% 4/5/32	659,000	579,986
4.35% 4/5/42	150,000	123,792
4.4% 4/5/52	443,000	355,560
6.05% 9/15/33 (b)	6,000,000	6,125,577
Equitable Holdings, Inc.:
4.35% 4/20/28	2,304,000	2,218,491
5% 4/20/48	1,124,000	1,016,331
Fiserv, Inc. 3.5% 7/1/29	1,423,000	1,307,399
Jackson Financial, Inc.:
3.125% 11/23/31	7,409,000	6,125,524
4% 11/23/51	2,264,000	1,620,251
5.17% 6/8/27	611,000	607,037
5.67% 6/8/32	2,914,000	2,904,147
Rexford Industrial Realty LP 2.15% 9/1/31	1,749,000	1,382,318
Voya Financial, Inc.:
4.7% 1/23/48 (c)	1,897,000	1,592,005
5.7% 7/15/43	883,000	856,222
		35,555,865
Insurance - 3.7%
AIA Group Ltd.:
3.2% 9/16/40 (b)	658,000	491,029
3.375% 4/7/30 (b)	1,030,000	941,413
3.6% 4/9/29 (b)	1,320,000	1,238,667
3.9% 4/6/28 (b)	1,589,000	1,529,654
American International Group, Inc. 5.75% 4/1/48 (c)	2,168,000	2,129,855
AmFam Holdings, Inc. 2.805% 3/11/31 (b)	3,311,000	2,503,396
Aon Corp. 6.25% 9/30/40	86,000	91,362
Assurant, Inc. 2.65% 1/15/32	4,697,000	3,814,209
Athene Holding Ltd.:
3.45% 5/15/52	4,150,000	2,721,181
3.95% 5/25/51	971,000	708,384
6.65% 2/1/33	3,056,000	3,198,291
Brown & Brown, Inc. 2.375% 3/15/31	2,151,000	1,761,046
Empower Finance 2020 LP 3.075% 9/17/51 (b)	2,134,000	1,421,735
Fairfax Financial Holdings Ltd.:
3.375% 3/3/31	2,081,000	1,804,021
5.625% 8/16/32	8,111,000	7,977,183
Hartford Financial Services Group, Inc. 4.3% 4/15/43	411,000	351,467
Intact Financial Corp. 5.459% 9/22/32 (b)	4,464,000	4,437,429
Liberty Mutual Group, Inc. 5.5% 6/15/52 (b)	3,214,000	3,073,915
Massachusetts Mutual Life Insurance Co.:
3.2% 12/1/61 (b)	3,669,000	2,290,828
3.729% 10/15/70 (b)	982,000	664,735
Pacific LifeCorp:
3.35% 9/15/50 (b)	4,263,000	2,944,797
5.125% 1/30/43 (b)	436,000	405,311
Principal Financial Group, Inc. 3.7% 5/15/29	477,000	444,974
Prudential Financial, Inc. 6% 9/1/52 (c)	2,597,000	2,589,976
Reliance Standard Life Global Funding II 2.75% 5/7/25 (b)	3,387,000	3,260,468
Unum Group:
4.125% 6/15/51	5,196,000	3,819,107
5.75% 8/15/42	1,270,000	1,232,810
Willis Group North America, Inc. 5.35% 5/15/33	4,000,000	3,932,315
		61,779,558
TOTAL FINANCIALS		581,172,755
HEALTH CARE - 6.0%
Biotechnology - 0.5%
Amgen, Inc.:
4.663% 6/15/51	2,264,000	1,970,333
5.25% 3/2/30	856,000	862,361
5.25% 3/2/33	966,000	963,351
5.65% 3/2/53	457,000	456,810
5.75% 3/2/63	832,000	832,077
Regeneron Pharmaceuticals, Inc.:
1.75% 9/15/30	2,226,000	1,800,679
2.8% 9/15/50	1,509,000	939,194
		7,824,805
Health Care Providers & Services - 3.7%
Centene Corp.:
2.625% 8/1/31	6,274,000	5,133,826
3% 10/15/30	5,857,000	5,004,045
4.25% 12/15/27	609,000	579,309
4.625% 12/15/29	2,218,000	2,099,448
Cigna Group:
3.4% 3/15/50	2,641,000	1,849,515
3.4% 3/15/51	2,641,000	1,846,399
4.8% 8/15/38	1,634,000	1,515,443
4.9% 12/15/48	314,000	282,203
CVS Health Corp.:
4.78% 3/25/38	1,312,000	1,192,228
5% 1/30/29	698,000	695,723
5.125% 2/21/30	8,572,000	8,518,604
5.25% 1/30/31	286,000	285,667
5.3% 6/1/33	5,000,000	4,963,958
Elevance Health, Inc. 2.25% 5/15/30	3,292,000	2,794,972
HCA Holdings, Inc.:
3.375% 3/15/29	1,332,000	1,214,819
3.625% 3/15/32	4,729,000	4,131,046
4.625% 3/15/52	2,003,000	1,639,982
5.125% 6/15/39	1,137,000	1,056,595
5.25% 6/15/49	1,254,000	1,129,165
Quest Diagnostics, Inc. 2.95% 6/30/30	3,773,000	3,326,237
Sabra Health Care LP:
3.2% 12/1/31	3,672,000	2,977,217
3.9% 10/15/29	476,000	423,122
UnitedHealth Group, Inc. 4.625% 7/15/35	253,000	244,213
Universal Health Services, Inc.:
2.65% 10/15/30	5,690,000	4,750,445
2.65% 1/15/32	5,770,000	4,690,639
		62,344,820
Pharmaceuticals - 1.8%
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)	5,031,000	4,891,666
4.375% 12/15/28 (b)	3,207,000	2,987,362
4.875% 6/25/48 (b)	3,224,000	2,554,727
Bristol-Myers Squibb Co.:
5.1% 2/22/31	1,669,000	1,675,830
5.2% 2/22/34	3,300,000	3,326,810
5.5% 2/22/44	689,000	697,281
5.55% 2/22/54	2,339,000	2,366,729
5.65% 2/22/64	3,400,000	3,431,117
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	4,309,000	4,341,122
Perrigo Finance PLC 4.65% 6/15/30	3,924,000	3,512,396
		29,785,040
TOTAL HEALTH CARE		99,954,665
INDUSTRIALS - 5.1%
Aerospace & Defense - 2.0%
BAE Systems PLC 3.4% 4/15/30 (b)	326,000	295,268
RTX Corp.:
6.1% 3/15/34	3,600,000	3,800,988
6.4% 3/15/54	3,500,000	3,874,502
The Boeing Co.:
2.75% 2/1/26	1,254,000	1,190,840
3.25% 2/1/28	2,641,000	2,450,276
5.04% 5/1/27	9,998,000	9,903,755
5.15% 5/1/30	6,225,000	6,120,830
5.805% 5/1/50	4,905,000	4,727,832
		32,364,291
Building Products - 0.4%
Carlisle Companies, Inc. 2.75% 3/1/30	3,773,000	3,279,039
Carrier Global Corp.:
2.7% 2/15/31	3,848,000	3,284,220
5.9% 3/15/34	192,000	199,173
6.2% 3/15/54	200,000	218,298
		6,980,730
Ground Transportation - 0.2%
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	342,000	288,953
4.4% 3/15/42	847,000	753,717
CSX Corp. 4.3% 3/1/48	3,346,000	2,866,802
		3,909,472
Industrial Conglomerates - 0.0%
Trane Technologies Financing Ltd. 4.65% 11/1/44	190,000	170,853
Machinery - 0.4%
Ingersoll Rand, Inc.:
5.4% 8/14/28	2,129,000	2,146,157
5.7% 8/14/33	2,250,000	2,288,274
Westinghouse Air Brake Tech Co. 3.2% 6/15/25	2,421,000	2,347,779
		6,782,210
Passenger Airlines - 0.2%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	728,181	670,223
American Airlines, Inc. 3.75% 4/15/27	945,504	910,162
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/36 (b)	797,227	690,304
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	532,928	493,627
United Airlines, Inc. equipment trust certificate 4.6% 9/1/27	462,709	446,876
		3,211,192
Professional Services - 0.2%
Booz Allen Hamilton, Inc. 5.95% 8/4/33	3,095,000	3,174,747
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
2.875% 1/15/26	2,641,000	2,518,548
2.875% 1/15/32	5,772,000	4,791,669
5.3% 2/1/28	4,263,000	4,242,576
		11,552,793
Transportation Infrastructure - 1.0%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)	9,228,000	8,956,195
4.25% 4/15/26 (b)	529,000	510,077
4.375% 5/1/26 (b)	380,000	366,659
5.5% 1/15/26 (b)	679,000	671,977
5.75% 3/1/29 (b)	5,000,000	4,927,864
6.375% 5/4/28 (b)	1,538,000	1,560,690
		16,993,462
TOTAL INDUSTRIALS		85,139,750
INFORMATION TECHNOLOGY - 3.5%
Electronic Equipment, Instruments & Components - 0.9%
Dell International LLC/EMC Corp.:
3.375% 12/15/41	2,264,000	1,654,896
3.45% 12/15/51	1,091,000	749,167
5.3% 10/1/29	3,773,000	3,781,846
Vontier Corp.:
2.4% 4/1/28	4,659,000	4,071,288
2.95% 4/1/31	5,228,000	4,301,274
		14,558,471
IT Services - 0.2%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	3,241,000	3,001,782
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom, Inc.:
1.95% 2/15/28 (b)	318,000	282,325
2.45% 2/15/31 (b)	2,716,000	2,268,981
2.6% 2/15/33 (b)	2,750,000	2,210,358
3.137% 11/15/35 (b)	4,150,000	3,294,212
3.5% 2/15/41 (b)	2,186,000	1,671,662
3.75% 2/15/51 (b)	1,026,000	767,062
Marvell Technology, Inc.:
2.45% 4/15/28	3,018,000	2,709,704
5.75% 2/15/29	2,365,000	2,409,480
5.95% 9/15/33	1,909,000	1,971,790
Micron Technology, Inc.:
2.703% 4/15/32	1,236,000	1,014,561
3.366% 11/1/41	1,347,000	981,480
3.477% 11/1/51	1,351,000	939,322
4.185% 2/15/27	5,236,000	5,089,999
5.3% 1/15/31	4,778,000	4,729,019
		30,339,955
Software - 0.6%
Oracle Corp.:
2.875% 3/25/31	4,527,000	3,904,197
3.95% 3/25/51	3,211,000	2,395,253
4.375% 5/15/55	1,405,000	1,102,969
5.375% 7/15/40	81,000	77,536
Roper Technologies, Inc.:
1.75% 2/15/31	2,264,000	1,810,599
2.95% 9/15/29	1,714,000	1,534,697
		10,825,251
TOTAL INFORMATION TECHNOLOGY		58,725,459
MATERIALS - 1.7%
Chemicals - 1.5%
Celanese U.S. Holdings LLC:
6.165% 7/15/27	7,168,000	7,277,068
6.33% 7/15/29	2,264,000	2,325,017
6.35% 11/15/28	831,000	854,646
6.55% 11/15/30	841,000	874,372
6.7% 11/15/33	493,000	517,889
International Flavors & Fragrances, Inc.:
1.832% 10/15/27 (b)	3,188,000	2,801,783
2.3% 11/1/30 (b)	3,207,000	2,631,794
LYB International Finance III LLC 2.25% 10/1/30	1,964,000	1,635,726
The Dow Chemical Co.:
4.55% 11/30/25	51,000	50,230
5.15% 2/15/34	5,900,000	5,814,054
		24,782,579
Metals & Mining - 0.2%
Anglo American Capital PLC 3.875% 3/16/29 (b)	3,773,000	3,500,627
TOTAL MATERIALS		28,283,206
REAL ESTATE - 5.4%
Equity Real Estate Investment Trusts (REITs) - 5.0%
Agree LP 4.8% 10/1/32	4,123,000	3,852,152
Alexandria Real Estate Equities, Inc.:
1.875% 2/1/33	6,131,000	4,587,924
4.7% 7/1/30	521,000	500,951
American Tower Corp. 2.1% 6/15/30	2,150,000	1,769,203
Corporate Office Properties LP:
2% 1/15/29	2,896,000	2,398,605
2.25% 3/15/26	314,000	293,648
2.75% 4/15/31	1,519,000	1,226,055
2.9% 12/1/33	4,982,000	3,800,461
Crown Castle, Inc. 3.3% 7/1/30	5,282,000	4,663,105
Hudson Pacific Properties LP:
3.95% 11/1/27	1,559,000	1,346,194
5.95% 2/15/28	10,874,000	9,758,499
Invitation Homes Operating Partnership LP:
2% 8/15/31	1,752,000	1,368,479
4.15% 4/15/32	886,000	799,248
Kite Realty Group LP 5.5% 3/1/34	269,000	262,857
Kite Realty Group Trust:
4% 3/15/25	85,000	83,169
4.75% 9/15/30	1,720,000	1,622,768
LXP Industrial Trust (REIT) 4.4% 6/15/24	85,000	84,390
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31	7,168,000	4,800,398
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	1,168,000	929,703
3.375% 2/1/31	4,399,000	3,703,629
4.75% 1/15/28	1,886,000	1,809,298
Piedmont Operating Partnership LP 2.75% 4/1/32	253,000	179,026
Realty Income Corp.:
2.1% 3/15/28	1,856,000	1,647,320
2.85% 12/15/32	181,000	149,145
Store Capital Corp. 2.7% 12/1/31	4,905,000	3,818,848
Store Capital LLC 2.75% 11/18/30	369,000	291,025
Sun Communities Operating LP:
2.3% 11/1/28	288,000	249,948
2.7% 7/15/31	733,000	597,824
4.2% 4/15/32	5,659,000	5,028,180
5.7% 1/15/33	4,680,000	4,606,567
UDR, Inc. 2.1% 8/1/32	2,714,000	2,098,345
Ventas Realty LP:
2.5% 9/1/31	2,126,000	1,728,919
3% 1/15/30	3,071,000	2,680,761
4.4% 1/15/29	3,773,000	3,614,510
VICI Properties LP:
4.75% 2/15/28	1,217,000	1,178,553
4.95% 2/15/30	3,641,000	3,466,293
5.125% 5/15/32	309,000	289,954
Vornado Realty LP:
2.15% 6/1/26	316,000	283,573
3.4% 6/1/31	1,142,000	886,397
WP Carey, Inc. 2.4% 2/1/31	2,127,000	1,750,604
		84,206,528
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
4.1% 10/1/24	1,016,000	1,004,511
4.55% 10/1/29	682,000	568,955
7.8% 3/15/28	1,600,000	1,584,921
Tanger Properties LP 2.75% 9/1/31	3,679,000	2,968,329
		6,126,716
TOTAL REAL ESTATE		90,333,244
UTILITIES - 9.5%
Electric Utilities - 5.8%
Alabama Power Co. 3.05% 3/15/32	1,154,000	999,164
American Transmission Systems, Inc. 2.65% 1/15/32 (b)	3,542,000	2,908,637
Cleco Corporate Holdings LLC:
3.375% 9/15/29	4,212,000	3,634,245
3.743% 5/1/26	10,569,000	10,153,692
Cleveland Electric Illuminating Co.:
3.5% 4/1/28 (b)	1,357,000	1,263,723
5.95% 12/15/36	1,245,000	1,240,669
Duke Energy Corp.:
2.45% 6/1/30	479,000	409,589
2.55% 6/15/31	2,641,000	2,201,866
4.5% 8/15/32	7,595,000	7,129,946
5% 8/15/52	7,595,000	6,766,440
Duke Energy Industries, Inc. 4.9% 7/15/43	1,016,000	935,922
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	440,000	363,283
2.775% 1/7/32 (b)	1,619,000	1,312,670
3.616% 8/1/27 (b)	1,658,000	1,543,439
Edison International 3.55% 11/15/24	1,603,000	1,577,858
Exelon Corp.:
3.35% 3/15/32	7,856,000	6,848,678
4.05% 4/15/30	2,862,000	2,684,180
4.1% 3/15/52	230,000	178,338
5.45% 3/15/34	3,500,000	3,482,975
5.6% 3/15/53	3,400,000	3,311,153
FirstEnergy Corp.:
2.05% 3/1/25	828,000	797,463
2.25% 9/1/30	3,488,000	2,870,649
2.65% 3/1/30	6,250,000	5,342,711
Georgia Power Co. 5.25% 3/15/34	4,300,000	4,280,576
IPALCO Enterprises, Inc.:
3.7% 9/1/24	162,000	160,066
4.25% 5/1/30	5,433,000	5,002,096
Southern Co.:
3.7% 4/30/30	5,591,000	5,154,414
4.4% 7/1/46	4,905,000	4,134,206
5.113% 8/1/27 (e)	6,980,000	6,962,462
Tampa Electric Co. 6.55% 5/15/36	169,000	179,346
Xcel Energy, Inc.:
3.5% 12/1/49	2,768,000	1,904,947
4.8% 9/15/41	188,000	161,916
		95,897,319
Gas Utilities - 0.2%
Boston Gas Co. 4.487% 2/15/42 (b)	678,000	553,203
ONE Gas, Inc. 2% 5/15/30	1,965,000	1,636,798
Southern Co. Gas Capital Corp. 3.15% 9/30/51	1,845,000	1,195,076
		3,385,077
Independent Power and Renewable Electricity Producers - 1.5%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	3,773,000	3,447,757
Emera U.S. Finance LP:
2.639% 6/15/31	4,782,000	3,877,596
3.55% 6/15/26	5,527,000	5,300,405
4.75% 6/15/46	3,302,000	2,702,991
The AES Corp.:
1.375% 1/15/26	1,815,000	1,676,648
2.45% 1/15/31	6,228,000	5,080,376
3.3% 7/15/25 (b)	1,482,000	1,428,962
3.95% 7/15/30 (b)	2,106,000	1,913,380
		25,428,115
Multi-Utilities - 2.0%
Berkshire Hathaway Energy Co. 2.85% 5/15/51	2,452,000	1,574,720
Consolidated Edison Co. of New York, Inc. 5.2% 3/1/33	4,905,000	4,941,935
Dominion Energy, Inc. 3.071% 8/15/24 (c)	3,337,000	3,297,915
NiSource, Inc.:
1.7% 2/15/31	1,886,000	1,497,959
2.95% 9/1/29	678,000	609,285
3.6% 5/1/30	3,080,000	2,818,468
4.375% 5/15/47	1,886,000	1,564,085
4.8% 2/15/44	3,018,000	2,679,689
5% 6/15/52	1,320,000	1,197,150
5.25% 2/15/43	80,000	75,648
5.95% 6/15/41	386,000	390,353
Puget Energy, Inc.:
2.379% 6/15/28	3,992,000	3,546,498
3.65% 5/15/25	994,000	968,332
4.1% 6/15/30	1,049,000	949,682
4.224% 3/15/32	6,457,000	5,776,601
WEC Energy Group, Inc.:
CME Term SOFR 3 Month Index + 2.110% 7.6811% 5/15/67 (c)(d)	40,000	38,099
2.2% 12/15/28	1,886,000	1,656,940
		33,583,359
TOTAL UTILITIES		158,293,870
TOTAL NONCONVERTIBLE BONDS (Cost $1,630,399,357)		1,464,657,538

U.S. Treasury Obligations - 8.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	8,036,000	5,351,788
1.875% 2/15/41	7,545,500	5,199,616
2% 11/15/41	4,695,500	3,250,900
2.25% 2/15/52	22,300	14,587
2.875% 5/15/52	848,700	639,045
3.625% 2/15/53	448,300	391,947
3.625% 5/15/53	39,200,000	34,296,938
4.125% 8/15/53	27,270,000	26,106,764
4.25% 2/15/54	16,200,000	15,896,250
4.75% 11/15/53	47,000,000	50,003,595
U.S. Treasury Notes 4.5% 11/15/33	5,000,000	5,094,531
TOTAL U.S. TREASURY OBLIGATIONS (Cost $155,187,138)		146,245,961

Asset-Backed Securities - 0.1%
	Principal Amount (a)	Value ($)
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (b) (Cost $2,177,355)	2,177,355	2,119,394

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	525,000	700,067
California Gen. Oblig. Series 2010, 7.625% 3/1/40	115,000	139,448
TOTAL MUNICIPAL SECURITIES (Cost $928,912)		839,515

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
United Mexican States 4.5% 4/22/29 (Cost $2,066,483)	1,886,000	1,813,200

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Regions Bank 6.45% 6/26/37 (Cost $1,046,316)	985,000	999,617

Preferred Securities - 0.3%
	Principal Amount (a)	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge, Inc. 5.75% 7/15/80 (c)	2,153,000	2,023,401
FINANCIALS - 0.2%
Capital Markets - 0.2%
UBS Group AG:
4.375% (b)(c)(f)	1,356,000	1,086,019
4.875% (b)(c)(f)	2,890,000	2,638,371
		3,724,390
TOTAL PREFERRED SECURITIES (Cost $6,399,000)		5,747,791

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g) (Cost $39,759,581)	39,752,903	39,760,853

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $1,837,964,142)	1,662,183,869
NET OTHER ASSETS (LIABILITIES) - 0.4%	7,375,975
NET ASSETS - 100.0%	1,669,559,844

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $258,827,165 or 15.5% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	55,375,813	192,344,747	207,959,707	906,695	-	-	39,760,853	0.1%
Total	55,375,813	192,344,747	207,959,707	906,695	-	-	39,760,853

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	1,464,657,538	-	1,464,657,538	-

U.S. Government and Government Agency Obligations	146,245,961	-	146,245,961	-

Asset-Backed Securities	2,119,394	-	2,119,394	-

Municipal Securities	839,515	-	839,515	-

Foreign Government and Government Agency Obligations	1,813,200	-	1,813,200	-

Bank Notes	999,617	-	999,617	-

Preferred Securities	5,747,791	-	5,747,791	-

Money Market Funds	39,760,853	39,760,853	-	-
Total Investments in Securities:	1,662,183,869	39,760,853	1,622,423,016	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,798,204,561)	$1,622,423,016
Fidelity Central Funds (cost $39,759,581)	39,760,853

Total Investment in Securities (cost $1,837,964,142)		$1,662,183,869
Receivable for fund shares sold		2,724,782
Interest receivable		18,739,131
Distributions receivable from Fidelity Central Funds		176,182
Receivable from investment adviser for expense reductions		26,949
Total assets		1,683,850,913
Liabilities
Payable for investments purchased	$9,972,094
Payable for fund shares redeemed	3,237,362
Distributions payable	447,951
Accrued management fee	485,431
Distribution and service plan fees payable	21,074
Other affiliated payables	126,643
Other payables and accrued expenses	514
Total Liabilities		14,291,069
Net Assets		$1,669,559,844
Net Assets consist of:
Paid in capital		$1,939,750,221
Total accumulated earnings (loss)		(270,190,377)
Net Assets		$1,669,559,844

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($61,456,748 ÷ 5,944,349 shares)(a)		$10.34
Maximum offering price per share (100/96.00 of $10.34)		$10.77
Class M :
Net Asset Value and redemption price per share ($8,125,431 ÷ 785,871 shares)(a)		$10.34
Maximum offering price per share (100/96.00 of $10.34)		$10.77
Class C :
Net Asset Value and offering price per share ($7,770,469 ÷ 751,692 shares)(a)		$10.34
Corporate Bond :
Net Asset Value, offering price and redemption price per share ($890,185,062 ÷ 86,104,409 shares)		$10.34
Class I :
Net Asset Value, offering price and redemption price per share ($135,597,864 ÷ 13,115,515 shares)		$10.34
Class Z :
Net Asset Value, offering price and redemption price per share ($566,424,270 ÷ 54,808,126 shares)		$10.33
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Dividends		$162,005
Interest		35,393,863
Income from Fidelity Central Funds		906,695
Total Income		36,462,563
Expenses
Management fee	$2,909,459
Transfer agent fees	751,626
Distribution and service plan fees	122,662
Independent trustees' fees and expenses	2,703
Total expenses before reductions	3,786,450
Expense reductions	(122,065)
Total expenses after reductions		3,664,385
Net Investment income (loss)		32,798,178
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(24,585,412)
Total net realized gain (loss)		(24,585,412)
Change in net unrealized appreciation (depreciation) on investment securities		60,815,895
Net gain (loss)		36,230,483
Net increase (decrease) in net assets resulting from operations		$69,028,661
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,798,178	$122,900,826
Net realized gain (loss)	(24,585,412)	(353,341,567)
Change in net unrealized appreciation (depreciation)	60,815,895	279,032,878
Net increase (decrease) in net assets resulting from operations	69,028,661	48,592,137
Distributions to shareholders	(33,274,836)	(119,460,178)

Share transactions - net increase (decrease)	(45,416,512)	(2,482,173,322)
Total increase (decrease) in net assets	(9,662,687)	(2,553,041,363)

Net Assets
Beginning of period	1,679,222,531	4,232,263,894
End of period	$1,669,559,844	$1,679,222,531

Financial Highlights
Fidelity Advisor® Corporate Bond Fund Class A

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$10.41	$12.76	$12.86	$12.24	$11.22
Income from Investment Operations
Net investment income (loss) A,B	.183	.358	.287	.277	.311	.376
Net realized and unrealized gain (loss)	.213	(.290)	(2.270)	.004	.624	1.018
Total from investment operations	.396	.068	(1.983)	.281	.935	1.394
Distributions from net investment income	(.186)	(.348)	(.280)	(.274)	(.315)	(.374)
Distributions from net realized gain	-	-	(.087)	(.107)	-	-
Total distributions	(.186)	(.348)	(.367)	(.381)	(.315)	(.374)
Net asset value, end of period	$10.34	$10.13	$10.41	$12.76	$12.86	$12.24
Total Return C,D,E	3.95%	.70%	(15.81)%	2.24%	7.78%	12.72%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.78% H	.78%	.77%	.77%	.77%	.79%
Expenses net of fee waivers, if any	.78% H	.78%	.77%	.77%	.77%	.79%
Expenses net of all reductions	.78% H	.78%	.77%	.77%	.77%	.79%
Net investment income (loss)	3.63% H	3.52%	2.47%	2.19%	2.53%	3.31%
Supplemental Data
Net assets, end of period (000 omitted)	$61,457	$57,501	$59,296	$81,746	$74,657	$48,410
Portfolio turnover rate I	27% H	24% J	26%	46%	31% J	28%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Corporate Bond Fund Class M

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$10.41	$12.76	$12.86	$12.24	$11.22
Income from Investment Operations
Net investment income (loss) A,B	.180	.353	.282	.274	.304	.368
Net realized and unrealized gain (loss)	.213	(.290)	(2.270)	.004	.624	1.017
Total from investment operations	.393	.063	(1.988)	.278	.928	1.385
Distributions from net investment income	(.183)	(.343)	(.275)	(.271)	(.308)	(.365)
Distributions from net realized gain	-	-	(.087)	(.107)	-	-
Total distributions	(.183)	(.343)	(.362)	(.378)	(.308)	(.365)
Net asset value, end of period	$10.34	$10.13	$10.41	$12.76	$12.86	$12.24
Total Return C,D,E	3.93%	.65%	(15.85)%	2.21%	7.72%	12.64%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.83% H	.84%	.81%	.79%	.82%	.87%
Expenses net of fee waivers, if any	.83% H	.84%	.81%	.79%	.82%	.87%
Expenses net of all reductions	.83% H	.83%	.81%	.79%	.82%	.87%
Net investment income (loss)	3.58% H	3.47%	2.42%	2.16%	2.47%	3.24%
Supplemental Data
Net assets, end of period (000 omitted)	$8,125	$8,061	$8,439	$12,127	$11,858	$9,093
Portfolio turnover rate I	27% H	24% J	26%	46%	31% J	28%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Corporate Bond Fund Class C

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$10.41	$12.76	$12.86	$12.23	$11.22
Income from Investment Operations
Net investment income (loss) A,B	.144	.280	.199	.180	.215	.292
Net realized and unrealized gain (loss)	.213	(.290)	(2.271)	.003	.634	1.005
Total from investment operations	.357	(.010)	(2.072)	.183	.849	1.297
Distributions from net investment income	(.147)	(.270)	(.191)	(.176)	(.219)	(.287)
Distributions from net realized gain	-	-	(.087)	(.107)	-	-
Total distributions	(.147)	(.270)	(.278)	(.283)	(.219)	(.287)
Net asset value, end of period	$10.34	$10.13	$10.41	$12.76	$12.86	$12.23
Total Return C,D,E	3.56%	(.07)%	(16.46)%	1.46%	7.04%	11.78%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.55% H	1.54%	1.54%	1.54%	1.54%	1.55%
Expenses net of fee waivers, if any	1.55% H	1.54%	1.54%	1.54%	1.54%	1.55%
Expenses net of all reductions	1.55% H	1.54%	1.54%	1.54%	1.54%	1.55%
Net investment income (loss)	2.86% H	2.75%	1.70%	1.42%	1.75%	2.56%
Supplemental Data
Net assets, end of period (000 omitted)	$7,770	$8,171	$9,756	$17,010	$17,956	$14,009
Portfolio turnover rate I	27% H	24% J	26%	46%	31% J	28%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Corporate Bond Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$10.41	$12.76	$12.86	$12.24	$11.22
Income from Investment Operations
Net investment income (loss) A,B	.199	.391	.325	.318	.350	.415
Net realized and unrealized gain (loss)	.213	(.290)	(2.270)	.003	.624	1.017
Total from investment operations	.412	.101	(1.945)	.321	.974	1.432
Distributions from net investment income	(.202)	(.381)	(.318)	(.314)	(.354)	(.412)
Distributions from net realized gain	-	-	(.087)	(.107)	-	-
Total distributions	(.202)	(.381)	(.405)	(.421)	(.354)	(.412)
Net asset value, end of period	$10.34	$10.13	$10.41	$12.76	$12.86	$12.24
Total Return C,D	4.12%	1.03%	(15.54)%	2.56%	8.12%	13.10%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.44%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% G	.45%	.44%	.45%	.45%	.45%
Expenses net of all reductions	.45% G	.45%	.44%	.45%	.45%	.45%
Net investment income (loss)	3.96% G	3.85%	2.79%	2.50%	2.84%	3.65%
Supplemental Data
Net assets, end of period (000 omitted)	$890,185	$863,480	$975,308	$1,481,426	$2,179,540	$1,411,052
Portfolio turnover rate H	27% G	24% I	26%	46%	31% I	28%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Corporate Bond Fund Class I

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$10.41	$12.76	$12.86	$12.24	$11.22
Income from Investment Operations
Net investment income (loss) A,B	.197	.386	.322	.311	.344	.412
Net realized and unrealized gain (loss)	.213	(.289)	(2.273)	.004	.624	1.015
Total from investment operations	.410	.097	(1.951)	.315	.968	1.427
Distributions from net investment income	(.200)	(.377)	(.312)	(.308)	(.348)	(.407)
Distributions from net realized gain	-	-	(.087)	(.107)	-	-
Total distributions	(.200)	(.377)	(.399)	(.415)	(.348)	(.407)
Net asset value, end of period	$10.34	$10.13	$10.41	$12.76	$12.86	$12.24
Total Return C,D	4.10%	.98%	(15.58)%	2.51%	8.07%	13.06%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.50% G	.50%	.50%	.50%	.50%	.49%
Expenses net of fee waivers, if any	.50% G	.50%	.50%	.50%	.50%	.49%
Expenses net of all reductions	.50% G	.50%	.50%	.50%	.50%	.49%
Net investment income (loss)	3.91% G	3.80%	2.74%	2.45%	2.80%	3.63%
Supplemental Data
Net assets, end of period (000 omitted)	$135,598	$127,334	$111,046	$200,288	$183,627	$122,654
Portfolio turnover rate H	27% G	24% I	26%	46%	31% I	28%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Corporate Bond Fund Class Z

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.12	$10.41	$12.76	$12.86	$12.23	$11.16
Income from Investment Operations
Net investment income (loss) B,C	.204	.404	.326	.328	.360	.358
Net realized and unrealized gain (loss)	.213	(.304)	(2.262)	.005	.635	1.097
Total from investment operations	.417	.100	(1.936)	.333	.995	1.455
Distributions from net investment income	(.207)	(.390)	(.327)	(.326)	(.365)	(.385)
Distributions from net realized gain	-	-	(.087)	(.107)	-	-
Total distributions	(.207)	(.390)	(.414)	(.433)	(.365)	(.385)
Net asset value, end of period	$10.33	$10.12	$10.41	$12.76	$12.86	$12.23
Total Return D,E	4.17%	1.02%	(15.47)%	2.66%	8.30%	13.34%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.40% H	.40%	.40%	.40%	.40%	.40% H
Expenses net of fee waivers, if any	.36% H	.36%	.36%	.36%	.36%	.36% H
Expenses net of all reductions	.36% H	.36%	.36%	.36%	.36%	.36% H
Net investment income (loss)	4.05% H	3.94%	2.87%	2.59%	2.93%	3.54% H
Supplemental Data
Net assets, end of period (000 omitted)	$566,424	$614,675	$3,068,418	$1,673,604	$852,967	$100,483
Portfolio turnover rate I	27% H	24% J	26%	46%	31% J	28%

AFor the period October 2, 2018 (commencement of sale of shares) through August 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024

1. Organization.
Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Corporate Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due market discount, redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,984,455
Gross unrealized depreciation	(182,946,608)
Net unrealized appreciation (depreciation)	$(173,962,153)
Tax cost	$1,836,146,022

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(57,192,474)
Long-term	(13,568,303)
Total capital loss carryforward	$(70,760,777)

Due to large redemptions in the prior period, the Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those losses are realized and the limitation prevents the Fund from using any of those losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Corporate Bond Fund	101,600,506	147,059,806

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees, and other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$73,590	$2,951
Class M	- %	.25%	9,975	35
Class C	.75%	.25%	39,097	4,150
			$122,662	$7,136

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$5,418
Class M	374
Class C A	254
$6,046

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond and Class Z. FIIOC receives an asset-based fee of Corporate Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$51,553.18
Class M	9,117.23
Class C	7,490.19
Corporate Bond	428,763.10
Class I	109,200.15
Class Z	145,503.05
	$751,626

A Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Corporate Bond Fund	271,635,650	(306,798,495)	2,797,847,189	Class Z

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$121,583

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $457. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction

Class M	$25

8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2024	Year ended August 31, 2023
Fidelity Corporate Bond Fund
Distributions to shareholders
Class A	$1,078,580	$1,955,268
Class M	144,244	274,530
Class C	113,334	235,971
Corporate Bond	17,150,840	33,206,920
Class I	2,896,351	4,114,668
Class Z	11,891,487	79,672,821
Total	$33,274,836	$119,460,178

9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2024	Year ended August 31, 2023	Six months ended February 29, 2024	Year ended August 31, 2023
Fidelity Corporate Bond Fund
Class A
Shares sold	933,476	1,423,074	$9,505,278	$14,514,579
Reinvestment of distributions	105,339	190,673	1,069,383	1,937,063
Shares redeemed	(771,888)	(1,633,205)	(7,773,904)	(16,602,695)
Net increase (decrease)	266,927	(19,458)	$2,800,757	$(151,053)
Class M
Shares sold	55,463	96,681	$561,885	$988,404
Reinvestment of distributions	14,126	26,868	143,395	272,953
Shares redeemed	(79,592)	(138,360)	(807,881)	(1,403,006)
Net increase (decrease)	(10,003)	(14,811)	$(102,601)	$(141,649)
Class C
Shares sold	94,526	156,679	$966,901	$1,597,652
Reinvestment of distributions	11,117	23,099	112,818	234,588
Shares redeemed	(160,815)	(310,353)	(1,626,315)	(3,149,840)
Net increase (decrease)	(55,172)	(130,575)	$(546,596)	$(1,317,600)
Corporate Bond
Shares sold	11,480,791	13,930,427	$117,571,295	$142,011,626
Reinvestment of distributions	1,479,552	2,893,315	15,016,813	29,373,877
Shares redeemed	(12,113,921)	(25,270,881)	(123,001,135)	(254,078,941)
Net increase (decrease)	846,422	(8,447,139)	$9,586,973	$(82,693,438)
Class I
Shares sold	6,371,913	9,044,481	$63,691,101	$92,367,489
Reinvestment of distributions	280,621	376,245	2,852,593	3,824,737
Shares redeemed	(6,109,286)	(7,517,022)	(63,308,663)	(76,536,603)
Net increase (decrease)	543,248	1,903,704	$3,235,031	$19,655,623
Class Z
Shares sold	6,532,403	44,097,392	$66,144,582	$448,830,214
Reinvestment of distributions	1,117,092	7,070,433	11,322,973	71,397,858
Shares redeemed	(13,555,076)	(285,342,930)	(137,857,631)	(2,937,753,277)
Net increase (decrease)	(5,905,581)	(234,175,105)	$(60,390,076)	$(2,417,525,205)

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024
Fidelity® Corporate Bond Fund
Class A	.78%
Actual		$ 1,000	$ 1,039.50	$ 3.96
Hypothetical-B		$ 1,000	$ 1,020.98	$ 3.92
Class M	.83%
Actual		$ 1,000	$ 1,039.30	$ 4.21
Hypothetical-B		$ 1,000	$ 1,020.74	$ 4.17
Class C	1.55%
Actual		$ 1,000	$ 1,035.60	$ 7.84
Hypothetical-B		$ 1,000	$ 1,017.16	$ 7.77
Fidelity® Corporate Bond Fund	.45%
Actual		$ 1,000	$ 1,041.20	$ 2.28
Hypothetical-B		$ 1,000	$ 1,022.63	$ 2.26
Class I	.50%
Actual		$ 1,000	$ 1,041.00	$ 2.54
Hypothetical-B		$ 1,000	$ 1,022.38	$ 2.51
Class Z	.36%
Actual		$ 1,000	$ 1,041.70	$ 1.83
Hypothetical-B		$ 1,000	$ 1,023.07	$ 1.81

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Corporate Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees in 2022); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Board Approval of Investment Advisory Contracts
Fidelity Corporate Bond Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.907007.113
CBD-SANN-0424
Fidelity® Series Short-Term Credit Fund

Semi-Annual Report
February 29, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 29, 2024 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Futures - 12%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 71.6%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.:
1.7% 3/25/26	3,100,000	2,882,959
2.3% 6/1/27	2,000,000	1,831,339
NTT Finance Corp.:
0.583% 3/1/24 (b)	2,527,000	2,527,000
1.162% 4/3/26 (b)	5,299,000	4,881,431
Verizon Communications, Inc. 2.625% 8/15/26	1,460,000	1,376,489
		13,499,218
Media - 2.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 6.15% 11/10/26	1,870,000	1,886,345
Comcast Corp. 3.95% 10/15/25	3,500,000	3,438,966
Discovery Communications LLC 4.9% 3/11/26	1,460,000	1,437,748
Warnermedia Holdings, Inc. 3.788% 3/15/25	3,700,000	3,627,045
		10,390,104
Wireless Telecommunication Services - 2.0%
Rogers Communications, Inc. 3.2% 3/15/27	2,000,000	1,883,149
T-Mobile U.S.A., Inc.:
1.5% 2/15/26	1,170,000	1,086,862
2.25% 2/15/26	1,600,000	1,507,383
3.5% 4/15/25	4,500,000	4,399,185
3.75% 4/15/27	1,540,000	1,476,177
		10,352,756
TOTAL COMMUNICATION SERVICES		34,242,078
CONSUMER DISCRETIONARY - 7.6%
Automobiles - 6.1%
American Honda Finance Corp.:
1% 9/10/25	3,100,000	2,913,126
4.75% 1/12/26	1,100,000	1,092,978
Daimler Finance North America LLC:
4.8% 3/30/26 (b)	2,000,000	1,985,845
5.5% 11/27/24 (b)	1,460,000	1,459,193
General Motors Financial Co., Inc.:
1.05% 3/8/24	1,414,000	1,413,263
1.25% 1/8/26	4,954,000	4,590,622
5.25% 3/1/26	3,100,000	3,090,037
5.4% 5/8/27	1,500,000	1,500,673
Hyundai Capital America:
1% 9/17/24 (b)	5,519,000	5,375,960
5.8% 6/26/25 (b)	1,500,000	1,505,632
Volkswagen Group of America Finance LLC:
3.2% 9/26/26 (b)	3,919,000	3,722,476
5.8% 9/12/25 (b)	1,500,000	1,506,382
6% 11/16/26 (b)	550,000	560,400
		30,716,587
Hotels, Restaurants & Leisure - 0.2%
Starbucks Corp. 4.75% 2/15/26	1,200,000	1,192,042
Specialty Retail - 1.2%
Advance Auto Parts, Inc. 5.9% 3/9/26	574,000	572,821
AutoNation, Inc. 4.5% 10/1/25	1,460,000	1,434,295
AutoZone, Inc.:
3.625% 4/15/25	1,460,000	1,433,211
5.05% 7/15/26	1,000,000	997,868
Lowe's Companies, Inc.:
4.4% 9/8/25	716,000	707,196
4.8% 4/1/26	215,000	213,686
O'Reilly Automotive, Inc. 5.75% 11/20/26	393,000	398,560
		5,757,637
Textiles, Apparel & Luxury Goods - 0.1%
Tapestry, Inc.:
7.05% 11/27/25	77,000	78,438
7.35% 11/27/28	500,000	523,001
		601,439
TOTAL CONSUMER DISCRETIONARY		38,267,705
CONSUMER STAPLES - 4.1%
Consumer Staples Distribution & Retail - 0.3%
Dollar General Corp. 4.25% 9/20/24	1,370,000	1,358,413
Food Products - 1.2%
Conagra Brands, Inc. 4.6% 11/1/25	1,800,000	1,773,524
McCormick & Co., Inc. 0.9% 2/15/26	5,000,000	4,597,589
		6,371,113
Tobacco - 2.6%
BAT Capital Corp. 3.222% 8/15/24	350,000	345,870
BAT International Finance PLC 1.668% 3/25/26	6,600,000	6,114,729
Imperial Tobacco Finance PLC 3.125% 7/26/24 (b)	5,257,000	5,200,646
Philip Morris International, Inc. 2.75% 2/25/26	1,460,000	1,394,031
		13,055,276
TOTAL CONSUMER STAPLES		20,784,802
ENERGY - 4.4%
Oil, Gas & Consumable Fuels - 4.4%
Canadian Natural Resources Ltd. 2.05% 7/15/25	4,381,000	4,180,607
Devon Energy Corp. 5.25% 9/15/24	1,200,000	1,196,381
Enbridge, Inc.:
2.5% 2/14/25	584,000	567,623
5.9% 11/15/26	549,000	559,263
Energy Transfer LP 2.9% 5/15/25	1,800,000	1,742,884
Equinor ASA 1.75% 1/22/26	909,000	855,992
MPLX LP 1.75% 3/1/26	5,000,000	4,664,544
Occidental Petroleum Corp. 2.9% 8/15/24	2,098,000	2,067,138
Phillips 66 Co.:
1.3% 2/15/26	1,750,000	1,619,360
3.85% 4/9/25	3,100,000	3,047,119
The Williams Companies, Inc.:
4% 9/15/25	1,460,000	1,431,558
5.4% 3/2/26	290,000	290,674
		22,223,143
FINANCIALS - 31.9%
Banks - 17.5%
Bank of America Corp.:
0.976% 4/22/25 (c)	10,000,000	9,926,749
4.948% 7/22/28 (c)	5,000,000	4,950,346
5.202% 4/25/29 (c)	1,000,000	994,583
Barclays PLC:
3.932% 5/7/25 (c)	10,000,000	9,961,225
6.496% 9/13/27 (c)	2,370,000	2,411,663
Citigroup, Inc.:
3.887% 1/10/28 (c)	2,000,000	1,922,245
4.075% 4/23/29 (c)	1,700,000	1,622,482
Danske Bank A/S 6.259% 9/22/26 (b)(c)	1,228,000	1,240,660
HSBC Holdings PLC:
0.976% 5/24/25 (c)	6,000,000	5,932,159
1.645% 4/18/26 (c)	4,469,000	4,265,267
5.887% 8/14/27 (c)	2,390,000	2,405,854
JPMorgan Chase & Co.:
0.824% 6/1/25 (c)	9,763,000	9,634,336
2.083% 4/22/26 (c)	5,000,000	4,810,582
4.851% 7/25/28 (c)	5,000,000	4,944,591
Lloyds Banking Group PLC 5.871% 3/6/29 (c)	1,070,000	1,080,168
Mitsubishi UFJ Financial Group, Inc.:
0.953% 7/19/25 (c)	5,000,000	4,908,202
5.422% 2/22/29 (c)	1,000,000	1,007,094
Morgan Stanley Bank, West Valley City Utah 5.882% 10/30/26	2,000,000	2,036,765
NatWest Group PLC 5.516% 9/30/28 (c)	820,000	820,171
PNC Financial Services Group, Inc. 5.3% 1/21/28 (c)	568,000	567,292
Santander Holdings U.S.A., Inc. 3.5% 6/7/24	4,731,000	4,701,270
Societe Generale 2.625% 10/16/24 (b)	908,000	890,240
Truist Financial Corp. 4.873% 1/26/29 (c)	1,120,000	1,092,349
Wells Fargo & Co.:
2.164% 2/11/26 (c)	5,000,000	4,836,194
2.393% 6/2/28 (c)	1,780,000	1,623,505
		88,585,992
Capital Markets - 5.8%
Athene Global Funding 1% 4/16/24 (b)	5,000,000	4,969,961
Deutsche Bank AG New York Branch:
1.447% 4/1/25 (c)	4,153,000	4,136,794
5.706% 2/8/28 (c)	1,500,000	1,489,617
6.72% 1/18/29 (c)	790,000	811,635
Goldman Sachs Group, Inc.:
2.64% 2/24/28 (c)	3,000,000	2,778,403
4.223% 5/1/29 (c)	1,130,000	1,083,489
Morgan Stanley:
0.79% 5/30/25 (c)	11,000,000	10,845,182
5.164% 4/20/29 (c)	1,630,000	1,620,677
NASDAQ, Inc. 5.65% 6/28/25	287,000	287,952
UBS Group AG 6.442% 8/11/28 (b)(c)	1,509,000	1,550,894
		29,574,604
Consumer Finance - 6.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	788,000	766,696
1.75% 1/30/26	4,184,000	3,887,134
6.45% 4/15/27 (b)	2,006,000	2,053,262
American Express Co.:
5.098% 2/16/28 (c)	1,000,000	996,230
6.338% 10/30/26 (c)	500,000	507,608
Capital One Financial Corp. 7.149% 10/29/27 (c)	2,000,000	2,073,105
Ford Motor Credit Co. LLC:
5.8% 3/5/27	1,500,000	1,497,095
6.95% 6/10/26	5,000,000	5,099,490
John Deere Capital Corp.:
3.4% 9/11/25	3,100,000	3,026,520
4.8% 1/9/26	1,700,000	1,695,723
Synchrony Financial:
4.25% 8/15/24	5,352,000	5,302,837
4.375% 3/19/24	5,198,000	5,194,103
		32,099,803
Financial Services - 0.8%
AIG Global Funding 5.75% 7/2/26 (b)	1,200,000	1,200,910
Aon Corp. / Aon Global Holdings PLC 2.85% 5/28/27	2,000,000	1,863,389
The Western Union Co. 2.85% 1/10/25	1,063,000	1,037,067
		4,101,366
Insurance - 1.5%
Equitable Financial Life Global Funding 1.7% 11/12/26 (b)	2,000,000	1,808,055
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	2,318,000	2,175,795
MassMutual Global Funding II 4.5% 4/10/26 (b)	1,500,000	1,482,494
New York Life Global Funding 5.45% 9/18/26 (b)	2,000,000	2,018,200
		7,484,544
TOTAL FINANCIALS		161,846,309
HEALTH CARE - 3.1%
Biotechnology - 0.6%
AbbVie, Inc. 3.2% 5/14/26	1,460,000	1,405,527
Amgen, Inc. 5.25% 3/2/25	2,000,000	1,995,040
		3,400,567
Health Care Providers & Services - 1.0%
Cigna Group 1.25% 3/15/26	728,000	672,525
CVS Health Corp.:
3% 8/15/26	1,460,000	1,386,271
5% 2/20/26	1,500,000	1,493,192
HCA Holdings, Inc. 5.875% 2/15/26	1,400,000	1,405,802
		4,957,790
Pharmaceuticals - 1.5%
AstraZeneca Finance LLC 4.8% 2/26/27	1,500,000	1,496,460
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	6,250,000	6,076,905
		7,573,365
TOTAL HEALTH CARE		15,931,722
INDUSTRIALS - 5.7%
Aerospace & Defense - 1.6%
L3Harris Technologies, Inc. 5.4% 1/15/27	2,000,000	2,012,444
RTX Corp.:
5% 2/27/26	824,000	822,004
5.75% 11/8/26	593,000	601,481
The Boeing Co.:
2.196% 2/4/26	1,750,000	1,641,718
4.875% 5/1/25	3,000,000	2,972,225
		8,049,872
Building Products - 0.5%
Carrier Global Corp.:
2.242% 2/15/25	1,750,000	1,695,645
5.8% 11/30/25	913,000	919,433
		2,615,078
Commercial Services & Supplies - 1.1%
Republic Services, Inc. 0.875% 11/15/25	6,080,000	5,641,777
Machinery - 0.8%
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (b)	1,475,000	1,430,303
5% 1/15/27 (b)	1,000,000	996,180
5.15% 1/16/26 (b)	1,700,000	1,694,788
		4,121,271
Passenger Airlines - 1.0%
Delta Air Lines, Inc. 2.9% 10/28/24	4,794,000	4,696,946
Trading Companies & Distributors - 0.5%
Air Lease Corp. 0.8% 8/18/24	2,623,000	2,561,829
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd. 2.875% 2/15/25 (b)	1,000,000	970,546
TOTAL INDUSTRIALS		28,657,319
INFORMATION TECHNOLOGY - 3.2%
Communications Equipment - 0.4%
Cisco Systems, Inc. 4.8% 2/26/27	2,000,000	2,001,664
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC/EMC Corp. 6.02% 6/15/26	1,600,000	1,617,550
Semiconductors & Semiconductor Equipment - 0.9%
Microchip Technology, Inc. 0.983% 9/1/24	3,079,000	3,005,076
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 3.875% 6/18/26	1,460,000	1,412,214
		4,417,290
Software - 1.6%
Oracle Corp. 5.8% 11/10/25	4,400,000	4,436,273
VMware, Inc. 1% 8/15/24	3,937,000	3,852,158
		8,288,431
TOTAL INFORMATION TECHNOLOGY		16,324,935
MATERIALS - 0.7%
Chemicals - 0.7%
Celanese U.S. Holdings LLC 6.05% 3/15/25	1,460,000	1,463,613
Nutrien Ltd. 5.9% 11/7/24	782,000	783,034
Westlake Corp. 3.6% 8/15/26	1,460,000	1,404,706
		3,651,353
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp. 1.3% 9/15/25	1,905,000	1,791,067
Crown Castle, Inc.:
1.35% 7/15/25	444,000	420,124
4% 3/1/27	2,000,000	1,926,483
		4,137,674
UTILITIES - 3.3%
Electric Utilities - 1.5%
Duke Energy Corp. 5% 12/8/25	1,100,000	1,096,264
Exelon Corp. 5.15% 3/15/29	286,000	284,776
FirstEnergy Corp.:
1.6% 1/15/26	476,000	440,323
2.05% 3/1/25	2,724,000	2,623,539
Georgia Power Co. 5.004% 2/23/27	425,000	424,200
Pennsylvania Electric Co. 5.15% 3/30/26 (b)	550,000	544,930
Southern Co. 5.15% 10/6/25	1,400,000	1,398,083
Tampa Electric Co. 3.875% 7/12/24	881,000	875,264
		7,687,379
Independent Power and Renewable Electricity Producers - 0.6%
Emera U.S. Finance LP 0.833% 6/15/24	2,827,000	2,781,464
Multi-Utilities - 1.2%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.963% 5/13/24 (c)(d)	2,148,000	2,148,339
DTE Energy Co. 4.22% 11/1/24	1,600,000	1,582,709
NiSource, Inc. 0.95% 8/15/25	1,953,000	1,832,190
WEC Energy Group, Inc. 5% 9/27/25	570,000	566,841
		6,130,079
TOTAL UTILITIES		16,598,922
TOTAL NONCONVERTIBLE BONDS (Cost $368,382,925)		362,665,962

U.S. Treasury Obligations - 7.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
4.5% 11/15/25 (e)	28,014,600	27,907,365
4.625% 3/15/26	7,725,700	7,726,002
TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,717,864)		35,633,367

U.S. Government Agency - Mortgage Securities - 0.9%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.9%
4.5% 3/1/39 to 9/1/49	3,571,671	3,452,057
5.5% 11/1/34	825,784	838,459
7.5% 11/1/31	159	166
TOTAL FANNIE MAE		4,290,682
Freddie Mac - 0.0%
8.5% 5/1/26 to 7/1/28	6,062	6,221
Ginnie Mae - 0.0%
7% to 7% 11/15/27 to 8/15/32	79,887	81,801
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,795,073)		4,378,704

Asset-Backed Securities - 14.3%
	Principal Amount (a)	Value ($)
American Express Credit Account Master Trust:
Series 2022-4 Class A, 4.95% 10/15/27	947,000	944,709
Series 2023-1 Class A, 4.87% 5/15/28	792,000	790,443
Series 2023-3 Class A, 5.23% 9/15/28	1,594,000	1,605,621
Ares XXXIV CLO Ltd. Series 2024-2A Class AR3, CME Term SOFR 3 Month Index + 1.320% 1.32% 4/17/33 (b)(c)(d)	2,206,000	2,206,000
Ari Fleet Lease Trust 2023-B Series 2023-B Class A2, 6.05% 7/15/32 (b)	963,000	969,872
Bank of America Credit Card Master Trust:
Series 2023-A1 Class A1, 4.79% 5/15/28	575,000	572,928
Series 2023-A2 Class A2, 4.98% 11/15/28	767,000	768,789
BMW Vehicle Lease Trust Series 2023-2 Class A3, 5.99% 9/25/26	856,000	863,008
Capital One Multi-Asset Execution Trust Series 2022-A3 Class A, 4.95% 10/15/27	1,170,000	1,166,915
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	253,000	257,562
Carmax Auto Owner Trust 2024-1 Series 2024-1 Class A3, 4.92% 10/16/28	571,000	568,347
Carvana Auto Receivables Trust Series 2021-P2 Class A3, 0.49% 3/10/26	1,106,318	1,093,922
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 6.5512% 7/27/30 (b)(c)(d)	2,784,100	2,785,693
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	169,256	165,357
Chase Issuance Trust:
Series 2022-A1 Class A, 3.97% 9/15/27	1,450,000	1,424,718
Series 2023-A1 Class A, 5.16% 9/15/28	1,866,000	1,876,326
Chesapeake Funding II LLC:
Series 2023 1A Class A1, 5.65% 5/15/35 (b)	987,747	987,774
Series 2023-2A Class A1, 6.16% 10/15/35 (b)	168,795	169,793
Citibank Credit Card Issuance Trust Series 2023-A1 Class A1, 5.23% 12/8/27	591,000	592,082
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/28 (b)	574,000	573,150
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, CME Term SOFR 1 Month Index + 0.610% 5.9354% 7/25/34 (c)(d)	97,809	94,588
Dell Equipment Finance Trust 2 Series 2023-3 Class A3, 5.93% 4/23/29 (b)	648,000	656,009
Dell Equipment Finance Trust 2023-2 Series 2023-2 Class A3, 5.65% 1/22/29 (b)	456,000	457,890
Dllaa 2023-1A Series 2023-1A Class A3, 5.64% 2/22/28 (b)	114,000	115,182
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (b)	308,549	306,463
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6756% 4/15/31 (b)(c)(d)	3,350,000	3,351,317
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	407,000	413,175
Enterprise Fleet Financing LLC:
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	139,097	138,127
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	181,019	179,042
Series 2024-1 Class A2, 5.23% 3/20/30 (b)	1,313,000	1,309,868
Ford Credit Auto Owner Trust Series 2023-B Class A3, 5.23% 5/15/28	886,000	888,699
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	376,000	371,833
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	116,000	116,229
Gm Financial Securitized Term Series 2023-4 Class A3, 5.78% 8/16/28	1,043,000	1,057,576
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/28 (b)	1,306,000	1,310,957
Harot 2023-4 Series 2023-4 Class A3, 5.67% 6/21/28	934,000	944,189
Hyundai Auto Lease Securitizat:
Series 2023-B Class A3, 5.15% 6/15/26 (b)	1,500,000	1,496,560
Series 2023-C Class A3, 5.8% 12/15/26 (b)	1,100,000	1,108,946
Hyundai Auto Receivables Trust Series 2023 A Class A3, 4.58% 4/15/27	456,000	451,489
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (b)	130,007	129,811
Niagara Park CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.260% 6.5781% 7/17/32 (b)(c)(d)	6,160,000	6,174,156
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.6804% 1/25/36 (c)(d)	69,582	68,417
Porsche Financial Auto Securitizati Series 2023-2A Class A3, 5.79% 1/22/29 (b)	564,000	570,728
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	2,869,361	2,768,841
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	404,279	402,929
Sfs Auto Receivables Securitiz Series 2023-1A Class A3, 5.47% 10/20/28 (b)	1,424,000	1,430,336
SFS Auto Receivables Securitization Series 2024-1A Class A3, 4.95% 5/21/29 (b)	440,000	437,643
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	196,579	196,442
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.220% 6.5407% 11/18/30 (b)(c)(d)	2,075,387	2,079,173
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.2954% 9/25/34 (c)(d)	115,132	114,685
Tesla Auto Lease Trust 2023-B Series 2023-B Class A3, 6.13% 9/21/26 (b)	1,417,000	1,431,423
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	276,000	277,577
Tesla Electric Vehicle Trust 2023-1 Series 2023-1 Class A3, 5.38% 6/20/28 (b)	606,000	609,153
TMUST Series 2024-1A Class A, 5.05% 9/20/29 (b)	1,036,000	1,035,601
Toyota Lease Owner Trust Series 2024-A Class A3, 5.25% 4/20/27 (b)	250,000	249,936
Toyota Lease Owner Trust 2023- Series 2023-B Class A3, 5.66% 11/20/26 (b)	1,198,000	1,207,062
Upstart Securitization Trust 2 Series 2023-3 Class A, 6.9% 10/20/33 (b)	797,935	802,175
Usaa Auto Owner Trust 2023-A Series 2023-A Class A3, 5.58% 5/15/28 (b)	1,345,000	1,354,197
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 5.2891% 12/26/50 (b)	395,590	392,932
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	2,237,436	2,210,600
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	3,261,129	3,136,827
Verizon Master Trust:
Series 2023 2 Class A, 4.89% 4/13/28	1,137,000	1,130,951
Series 2023-4 Class A1A, 5.16% 6/20/29	1,416,000	1,418,807
Series 2023-5 Class A1A, 5.61% 9/8/28	1,170,000	1,175,733
Volkswagen Auto Lease Trust 20 Series 2023-A Class A3, 5.81% 10/20/26	1,380,000	1,390,300
Volkswagen Auto Loan Enhanced:
Series 2023-1 Class A3, 5.02% 6/20/28	650,000	648,701
Series 2023-2 Class A3, 5.48% 12/20/28	878,000	887,737
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	1,241,000	1,252,066
World Omni Auto Receivables Trust:
Series 2023-C Class A3, 5.15% 11/15/28	142,000	142,091
Series 2023-D Class A3, 5.79% 2/15/29	851,000	864,295
Series 2024-A Class A3, 4.86% 3/15/29	1,300,000	1,293,739
TOTAL ASSET-BACKED SECURITIES (Cost $72,512,294)		72,436,212

Collateralized Mortgage Obligations - 1.0%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.7%
Ajax Mortgage Loan Trust sequential payer Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	1,561,555	1,521,419
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	346,260	337,237
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	681,577	672,564
Preston Ridge Partners Mortgage Trust Series 2021-2 Class A1, 2.115% 3/25/26 (b)	1,301,772	1,274,317
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, CME Term SOFR 6 Month Index + 1.300% 6.5595% 7/20/34 (c)(d)	1,000	900
TOTAL PRIVATE SPONSOR		3,806,437
U.S. Government Agency - 0.3%
Fannie Mae:
floater Series 2015-27 Class KF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7361% 5/25/45 (c)(d)	368,306	362,204
sequential payer Series 2001-40 Class Z, 6% 8/25/31	28,663	28,655
Series 2016-27:
Class HK, 3% 1/25/41	426,915	396,852
Class KG, 3% 1/25/40	193,825	180,333
Series 2016-42 Class FL, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.7861% 7/25/46 (c)(d)	407,842	404,732
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	213,462	208,294
TOTAL U.S. GOVERNMENT AGENCY		1,581,070
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,555,275)		5,387,507

Commercial Mortgage Securities - 4.5%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,502,000	1,387,699
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.1825% 9/15/26 (b)(c)(d)	3,055,000	2,948,889
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.6422% 3/15/41 (b)(c)(d)	219,000	218,826
BX Commercial Mortgage Trust 2024-Xl4 floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7597% 2/15/39 (b)(c)(d)	519,000	519,000
BX Trust floater Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4826% 8/15/39 (b)(c)(d)	327,462	328,283
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	4,794,079	4,457,651
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	3,194,897	2,866,595
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, CME Term SOFR 1 Month Index + 1.060% 6.3825% 11/15/36 (b)(c)(d)	1,128,000	1,115,281
COMM Mortgage Trust sequential payer Series 2015 LC19 Class A3, 2.922% 2/10/48	477,229	469,026
CSAIL Commercial Mortgage Trust sequential payer Series 19-C15 Class A2, 3.4505% 3/15/52	28,281	28,190
CSMC Trust Series 2017-CHOP Class A, PRIME RATE - 2.300% 6.194% 7/15/32 (b)(c)(d)	304,511	292,933
GS Mortgage Securities Trust Series 2011-GC5 Class A/S, 5.1526% 8/10/44 (b)(c)	3,247,668	3,147,663
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2019-BKWD Class A, CME Term SOFR 1 Month Index + 1.610% 6.9325% 9/15/29 (b)(c)(d)	1,524,262	1,433,015
Morgan Stanley Capital I Trust sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	3,286,000	3,085,527
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.4067% 10/15/28 (b)(c)(d)	327,247	328,474
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $24,146,736)		22,627,052

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f) (Cost $2,067,447)	2,067,034	2,067,447

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $513,177,614)	505,196,251
NET OTHER ASSETS (LIABILITIES) - 0.3%	1,305,526
NET ASSETS - 100.0%	506,501,777

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	166	Jun 2024	33,988,500	7,686	7,686
CBOT 5-Year U.S. Treasury Note Contracts (United States)	251	Jun 2024	26,833,469	49,675	49,675

TOTAL FUTURES CONTRACTS					57,361
The notional amount of futures purchased as a percentage of Net Assets is 12.0%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $58,163,422.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $132,212,315 or 26.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $590,427.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,455,314	111,215,795	111,603,662	151,610	-	-	2,067,447	0.0%
Total	2,455,314	111,215,795	111,603,662	151,610	-	-	2,067,447

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	362,665,962	-	362,665,962	-

U.S. Government and Government Agency Obligations	35,633,367	-	35,633,367	-

U.S. Government Agency - Mortgage Securities	4,378,704	-	4,378,704	-

Asset-Backed Securities	72,436,212	-	72,436,212	-

Collateralized Mortgage Obligations	5,387,507	-	5,387,507	-

Commercial Mortgage Securities	22,627,052	-	22,627,052	-

Money Market Funds	2,067,447	2,067,447	-	-
Total Investments in Securities:	505,196,251	2,067,447	503,128,804	-
Derivative Instruments: Assets
Futures Contracts	57,361	57,361	-	-
Total Assets	57,361	57,361	-	-
Total Derivative Instruments:	57,361	57,361	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	57,361	0
Total Interest Rate Risk	57,361	0
Total Value of Derivatives	57,361	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $511,110,167)	$503,128,804
Fidelity Central Funds (cost $2,067,447)	2,067,447

Total Investment in Securities (cost $513,177,614)		$505,196,251
Receivable for fund shares sold		33,268,221
Interest receivable		3,874,713
Distributions receivable from Fidelity Central Funds		12,937
Total assets		542,352,122
Liabilities
Payable for investments purchased	$2,206,000
Payable for fund shares redeemed	33,638,149
Payable for daily variation margin on futures contracts	1,752
Other payables and accrued expenses	4,444
Total Liabilities		35,850,345
Net Assets		$506,501,777
Net Assets consist of:
Paid in capital		$545,685,086
Total accumulated earnings (loss)		(39,183,309)
Net Assets		$506,501,777
Net Asset Value, offering price and redemption price per share ($506,501,777 ÷ 51,550,068 shares)		$9.83
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Interest		$9,164,809
Income from Fidelity Central Funds		151,610
Total Income		9,316,419
Expenses
Custodian fees and expenses	$5,292
Independent trustees' fees and expenses	888
Miscellaneous	1
Total expenses before reductions	6,181
Expense reductions	(1,319)
Total expenses after reductions		4,862
Net Investment income (loss)		9,311,557
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,065,910)
Futures contracts	(159,126)
Total net realized gain (loss)		(2,225,036)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	10,564,009
Futures contracts	(243,071)
Total change in net unrealized appreciation (depreciation)		10,320,938
Net gain (loss)		8,095,902
Net increase (decrease) in net assets resulting from operations		$17,407,459
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,311,557	$15,878,783
Net realized gain (loss)	(2,225,036)	(5,957,751)
Change in net unrealized appreciation (depreciation)	10,320,938	7,333,893
Net increase (decrease) in net assets resulting from operations	17,407,459	17,254,925
Distributions to shareholders	(8,531,567)	(14,431,421)

Share transactions
Proceeds from sales of shares	46,553,060	204,291,280
Reinvestment of distributions	8,531,567	14,141,415
Cost of shares redeemed	(112,078,507)	(270,179,944)

Net increase (decrease) in net assets resulting from share transactions	(56,993,880)	(51,747,249)
Total increase (decrease) in net assets	(48,117,988)	(48,923,745)

Net Assets
Beginning of period	554,619,765	603,543,510
End of period	$506,501,777	$554,619,765

Other Information
Shares
Sold	4,744,174	21,337,155
Issued in reinvestment of distributions	873,946	1,472,731
Redeemed	(11,469,898)	(28,209,874)
Net increase (decrease)	(5,851,778)	(5,399,988)

Financial Highlights
Fidelity® Series Short-Term Credit Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.66	$9.61	$10.17	$10.27	$10.09	$9.88
Income from Investment Operations
Net investment income (loss) A,B	.171	.261	.136	.170	.252	.272
Net realized and unrealized gain (loss)	.156	.027	(.511)	(.073)	.180	.216
Total from investment operations	.327	.288	(.375)	.097	.432	.488
Distributions from net investment income	(.157)	(.238)	(.143) C	(.169)	(.252)	(.278)
Distributions from net realized gain	-	-	(.042) C	(.028)	-	-
Total distributions	(.157)	(.238)	(.185)	(.197)	(.252)	(.278)
Net asset value, end of period	$9.83	$9.66	$9.61	$10.17	$10.27	$10.09
Total Return D,E	3.41%	3.04%	(3.73)%	.95%	4.35%	5.02%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I,J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	-% I,J	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I,J	-%	-%	-%	-%	-%
Net investment income (loss)	3.57% I,J	2.72%	1.36%	1.67%	2.49%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$506,502	$554,620	$603,544	$2,304,598	$2,393,482	$1,870,061
Portfolio turnover rate K	50% I	41%	36%	60%	62% L	67%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount represents less than .005%.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024

1. Organization.
Fidelity Series Short-Term Credit Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,461,439
Gross unrealized depreciation	(8,774,327)
Net unrealized appreciation (depreciation)	$(6,312,888)
Tax cost	$511,566,500

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(8,938,580)
Long-term	(21,627,114)
Total capital loss carryforward	$(30,565,694)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Short-Term Credit Fund	97,895,096	148,543,272
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,319.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024

Fidelity® Series Short-Term Credit Fund	-%-D
Actual		$ 1,000	$ 1,034.10	$-E
Hypothetical-B		$ 1,000	$ 1,024.86	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Short-Term Credit Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through December 31, 2025.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Board Approval of Investment Advisory Contracts
Fidelity Series Short-Term Credit Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.9863240.108
SS1-SANN-0424
Fidelity® SAI Short-Term Bond Fund

Semi-Annual Report
February 29, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 29, 2024 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Futures - 9.8%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 46.8%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.4%
AT&T, Inc. 0.9% 3/25/24	5,000,000	4,985,378
NTT Finance Corp. 0.583% 3/1/24 (b)	1,597,000	1,597,000
Verizon Communications, Inc.:
0.75% 3/22/24	1,969,000	1,964,204
2.625% 8/15/26	4,600,000	4,336,883
		12,883,465
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 6.15% 11/10/26	10,910,000	11,005,359
Discovery Communications LLC 4.9% 3/11/26	4,500,000	4,431,416
Warnermedia Holdings, Inc.:
3.428% 3/15/24	1,045,000	1,044,122
3.638% 3/15/25	9,872,000	9,663,681
		26,144,578
Wireless Telecommunication Services - 0.6%
Rogers Communications, Inc. 2.95% 3/15/25	3,029,000	2,948,315
T-Mobile U.S.A., Inc.:
1.5% 2/15/26	4,800,000	4,458,919
2.625% 4/15/26	8,000,000	7,570,806
3.5% 4/15/25	3,440,000	3,362,933
		18,340,973
TOTAL COMMUNICATION SERVICES		57,369,016
CONSUMER DISCRETIONARY - 4.4%
Automobiles - 3.7%
American Honda Finance Corp. 4.6% 4/17/25	6,350,000	6,306,109
Daimler Finance North America LLC:
0.75% 3/1/24 (b)	8,927,000	8,927,000
4.8% 1/11/27 (b)	9,500,000	9,452,895
4.95% 3/30/25 (b)	5,000,000	4,986,158
5.5% 11/27/24 (b)	4,250,000	4,247,652
General Motors Financial Co., Inc.:
1.05% 3/8/24	984,000	983,487
1.2% 10/15/24	8,300,000	8,070,883
1.25% 1/8/26	15,696,000	14,544,693
5.4% 4/6/26	5,000,000	5,002,265
5.4% 5/8/27	10,000,000	10,004,489
Hyundai Capital America:
1% 9/17/24 (b)	9,287,000	9,046,302
5.8% 6/26/25 (b)	10,000,000	10,037,546
Volkswagen Group of America Finance LLC:
3.35% 5/13/25 (b)	7,300,000	7,111,072
3.95% 6/6/25 (b)	5,735,000	5,616,455
5.7% 9/12/26 (b)	8,000,000	8,074,208
6% 11/16/26 (b)	5,000,000	5,094,544
		117,505,758
Distributors - 0.1%
Genuine Parts Co. 1.75% 2/1/25	3,041,000	2,935,478
Specialty Retail - 0.5%
Advance Auto Parts, Inc. 5.9% 3/9/26	2,251,000	2,246,376
AutoZone, Inc. 5.05% 7/15/26	8,000,000	7,982,940
Lowe's Companies, Inc.:
4.4% 9/8/25	2,188,000	2,161,095
4.8% 4/1/26	993,000	986,933
O'Reilly Automotive, Inc. 5.75% 11/20/26	2,294,000	2,326,453
		15,703,797
Textiles, Apparel & Luxury Goods - 0.1%
Tapestry, Inc.:
7.05% 11/27/25	447,000	455,345
7.35% 11/27/28	3,500,000	3,661,008
		4,116,353
TOTAL CONSUMER DISCRETIONARY		140,261,386
CONSUMER STAPLES - 2.5%
Beverages - 0.3%
Constellation Brands, Inc. 3.6% 5/9/24	4,900,000	4,880,171
Keurig Dr. Pepper, Inc. 0.75% 3/15/24	5,000,000	4,992,350
		9,872,521
Consumer Staples Distribution & Retail - 0.5%
7-Eleven, Inc. 0.95% 2/10/26 (b)	4,000,000	3,686,245
Dollar General Corp. 4.25% 9/20/24	9,185,000	9,107,318
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (b)	4,326,000	4,206,891
		17,000,454
Food Products - 0.3%
JDE Peet's BV 0.8% 9/24/24 (b)	3,828,000	3,715,235
Mondelez International, Inc. 2.125% 3/17/24	5,000,000	4,993,091
		8,708,326
Tobacco - 1.4%
Altria Group, Inc. 2.35% 5/6/25	621,000	599,663
BAT Capital Corp. 3.222% 8/15/24	9,886,000	9,769,338
BAT International Finance PLC 1.668% 3/25/26	5,786,000	5,360,579
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)	3,612,000	3,573,280
3.5% 7/26/26 (b)	4,800,000	4,566,083
Philip Morris International, Inc.:
2.875% 5/1/24	3,258,000	3,242,864
4.75% 2/12/27	7,037,000	6,949,605
5% 11/17/25	9,757,000	9,722,928
		43,784,340
TOTAL CONSUMER STAPLES		79,365,641
ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Canadian Natural Resources Ltd. 2.05% 7/15/25	2,208,000	2,107,003
Devon Energy Corp. 5.25% 9/15/24	6,500,000	6,480,396
Enbridge, Inc.:
2.5% 2/14/25	769,000	747,435
4.25% 12/1/26	4,400,000	4,305,424
5.9% 11/15/26	3,205,000	3,264,912
Energy Transfer LP 2.9% 5/15/25	4,750,000	4,599,277
Enterprise Products Operating LP 5.05% 1/10/26	3,360,000	3,357,691
Equinor ASA 1.75% 1/22/26	690,000	649,763
MPLX LP:
1.75% 3/1/26	4,929,000	4,598,307
4.875% 12/1/24	8,000,000	7,954,168
4.875% 6/1/25	4,300,000	4,261,512
Occidental Petroleum Corp. 2.9% 8/15/24	1,348,000	1,328,171
Phillips 66 Co.:
1.3% 2/15/26	4,900,000	4,534,209
3.85% 4/9/25	3,943,000	3,875,739
The Williams Companies, Inc.:
4% 9/15/25	4,400,000	4,314,284
5.4% 3/2/26	1,283,000	1,285,983
		57,664,274
FINANCIALS - 29.0%
Banks - 18.0%
ABN AMRO Bank NV 6.339% 9/18/27 (b)(c)	6,100,000	6,203,577
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (c)(d)	2,000,000	1,987,342
0.976% 4/22/25 (c)	4,000,000	3,970,700
1.197% 10/24/26 (c)	16,500,000	15,372,570
3.384% 4/2/26 (c)	9,550,000	9,321,631
3.559% 4/23/27 (c)	6,000,000	5,770,924
3.841% 4/25/25 (c)	5,250,000	5,233,963
4.827% 7/22/26 (c)	4,000,000	3,966,375
5.933% 9/15/27 (c)	8,000,000	8,107,021
Bank of America NA 5.65% 8/18/25	5,000,000	5,036,108
Bank of Montreal:
4.25% 9/14/24	6,000,000	5,954,591
5.266% 12/11/26	6,000,000	6,015,174
5.92% 9/25/25	5,000,000	5,051,716
Bank of Nova Scotia:
3.45% 4/11/25	5,900,000	5,775,177
5.35% 12/7/26	4,000,000	4,014,541
5.45% 6/12/25	7,710,000	7,713,421
Banque Federative du Credit Mutuel SA:
4.524% 7/13/25 (b)	3,802,000	3,757,746
5.088% 1/23/27 (b)	8,000,000	7,985,060
Barclays PLC:
2.852% 5/7/26 (c)	6,187,000	5,981,394
5.304% 8/9/26 (c)	7,300,000	7,253,384
6.496% 9/13/27 (c)	5,000,000	5,087,896
7.325% 11/2/26 (c)	8,700,000	8,916,325
BNP Paribas SA 2.219% 6/9/26 (b)(c)	13,450,000	12,875,606
BPCE SA:
1.625% 1/14/25 (b)	10,600,000	10,246,406
5.203% 1/18/27 (b)	8,000,000	7,996,088
Canadian Imperial Bank of Commerce:
3.945% 8/4/25	9,246,000	9,064,672
5.926% 10/2/26	8,000,000	8,148,595
Citigroup, Inc.:
0.981% 5/1/25 (c)	2,294,000	2,273,948
2.014% 1/25/26 (c)	11,000,000	10,627,792
3.106% 4/8/26 (c)	7,886,000	7,675,534
4.14% 5/24/25 (c)	5,000,000	4,976,979
5.61% 9/29/26 (c)	7,300,000	7,309,262
Danske Bank A/S:
1.621% 9/11/26 (b)(c)	7,600,000	7,124,750
5.427% 3/1/28 (b)(c)	6,000,000	6,008,816
6.259% 9/22/26 (b)(c)	10,148,000	10,252,622
6.466% 1/9/26 (b)(c)	1,630,000	1,636,432
DNB Bank ASA 0.856% 9/30/25 (b)(c)	10,000,000	9,714,682
HSBC Holdings PLC:
0.976% 5/24/25 (c)	4,500,000	4,449,119
1.645% 4/18/26 (c)	8,331,000	7,951,207
2.633% 11/7/25 (c)	4,750,000	4,645,487
4.292% 9/12/26 (c)	9,300,000	9,115,394
Huntington National Bank 5.699% 11/18/25 (c)	4,528,000	4,490,373
Intesa Sanpaolo SpA 3.25% 9/23/24 (b)	8,770,000	8,637,128
JPMorgan Chase & Co.:
0.824% 6/1/25 (c)	3,418,000	3,372,955
1.045% 11/19/26 (c)	22,400,000	20,827,163
3.845% 6/14/25 (c)	5,000,000	4,969,531
5.04% 1/23/28 (c)	8,000,000	7,957,470
6.07% 10/22/27 (c)	7,500,000	7,644,152
KeyBank NA 4.15% 8/8/25	1,413,000	1,368,385
KeyCorp 3.878% 5/23/25 (c)	1,528,000	1,512,475
Lloyds Banking Group PLC:
4.716% 8/11/26 (c)	9,500,000	9,372,348
5.462% 1/5/28 (c)	6,500,000	6,472,184
5.985% 8/7/27 (c)	3,905,000	3,932,369
Mitsubishi UFJ Financial Group, Inc.:
0.953% 7/19/25 (c)	3,500,000	3,435,742
0.962% 10/11/25 (c)	5,000,000	4,851,961
2.193% 2/25/25	10,466,000	10,136,223
4.788% 7/18/25 (c)	4,000,000	3,983,007
5.541% 4/17/26 (c)	9,400,000	9,393,784
Mizuho Financial Group, Inc. 2.651% 5/22/26 (c)	8,889,000	8,580,657
Morgan Stanley Bank, West Valley City Utah:
4.754% 4/21/26	4,451,000	4,422,754
5.479% 7/16/25	7,000,000	7,029,082
5.882% 10/30/26	7,500,000	7,637,869
NatWest Group PLC:
1.642% 6/14/27 (c)	5,100,000	4,660,497
5.847% 3/2/27 (c)	5,291,000	5,312,733
NatWest Markets PLC 0.8% 8/12/24 (b)	2,224,000	2,176,129
PNC Bank NA 2.5% 8/27/24	5,418,000	5,335,555
PNC Financial Services Group, Inc. 5.3% 1/21/28 (c)	3,461,000	3,456,685
Rabobank Nederland New York Branch:
3.875% 8/22/24	4,000,000	3,967,592
5.5% 7/18/25	7,550,000	7,585,501
Regions Financial Corp. 2.25% 5/18/25	1,933,000	1,850,963
Royal Bank of Canada 2.55% 7/16/24	4,245,000	4,195,095
Santander Holdings U.S.A., Inc.:
3.5% 6/7/24	3,539,000	3,516,760
5.807% 9/9/26 (c)	6,909,000	6,899,951
Societe Generale:
1.488% 12/14/26 (b)(c)	5,100,000	4,703,643
2.226% 1/21/26 (b)(c)	12,300,000	11,886,874
4.351% 6/13/25 (b)	4,200,000	4,145,529
5.519% 1/19/28 (b)(c)	7,000,000	6,922,342
Sumitomo Mitsui Financial Group, Inc. 5.464% 1/13/26	10,000,000	10,036,540
The Toronto-Dominion Bank:
1.2% 6/3/26	5,000,000	4,587,490
2.35% 3/8/24	5,000,000	4,998,055
Truist Financial Corp.:
4.26% 7/28/26 (c)	10,500,000	10,286,164
5.9% 10/28/26 (c)	6,200,000	6,226,542
U.S. Bancorp 5.727% 10/21/26 (c)	4,500,000	4,519,884
Wells Fargo & Co.:
2.164% 2/11/26 (c)	14,358,000	13,887,613
2.188% 4/30/26 (c)	9,450,000	9,067,574
4.54% 8/15/26 (c)	5,800,000	5,719,862
Wells Fargo Bank NA 5.55% 8/1/25	8,000,000	8,032,730
		574,575,942
Capital Markets - 5.2%
Athene Global Funding:
1% 4/16/24 (b)	4,000,000	3,975,968
1.608% 6/29/26 (b)	4,900,000	4,449,074
1.716% 1/7/25 (b)	3,920,000	3,791,257
5.339% 1/15/27 (b)	5,093,000	5,064,958
5.684% 2/23/26 (b)	5,000,000	4,997,600
Bank of New York, New York 5.224% 11/21/25 (c)	3,440,000	3,433,248
Blackstone Private Credit Fund 4.7% 3/24/25	4,526,000	4,455,750
Credit Suisse AG U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 6.5688% 2/21/25 (c)(d)	5,000,000	5,015,806
Deutsche Bank AG New York Branch:
0.898% 5/28/24	1,264,000	1,250,610
1.447% 4/1/25 (c)	2,890,000	2,878,722
3.961% 11/26/25 (c)	6,000,000	5,902,690
5.706% 2/8/28 (c)	9,600,000	9,533,552
7.146% 7/13/27 (c)	3,469,000	3,563,156
Goldman Sachs Group, Inc. 5.7% 11/1/24	35,000,000	35,019,471
Intercontinental Exchange, Inc. 3.65% 5/23/25	2,741,000	2,686,623
Morgan Stanley:
0.79% 5/30/25 (c)	4,350,000	4,288,776
0.985% 12/10/26 (c)	6,200,000	5,720,364
2.63% 2/18/26 (c)	5,000,000	4,854,893
3.62% 4/17/25 (c)	4,000,000	3,987,996
4% 7/23/25	3,286,000	3,229,246
4.679% 7/17/26 (c)	16,533,000	16,355,651
NASDAQ, Inc. 5.65% 6/28/25	1,516,000	1,521,029
UBS AG London Branch 1.375% 1/13/25 (b)	3,559,000	3,432,574
UBS Group AG:
4.49% 8/5/25 (b)(c)	4,400,000	4,371,637
4.703% 8/5/27 (b)(c)	9,100,000	8,919,724
6.373% 7/15/26 (b)(c)	3,000,000	3,020,583
6.442% 8/11/28 (b)(c)	9,100,000	9,352,639
		165,073,597
Consumer Finance - 3.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	2,539,000	2,470,357
1.75% 1/30/26	7,716,000	7,168,529
6.1% 1/15/27	5,050,000	5,113,101
6.45% 4/15/27 (b)	6,466,000	6,618,341
Ally Financial, Inc.:
4.75% 6/9/27	4,500,000	4,370,911
5.125% 9/30/24	3,126,000	3,112,260
American Express Co.:
2.25% 3/4/25	2,216,000	2,146,008
5.098% 2/16/28 (c)	5,000,000	4,981,148
5.389% 7/28/27 (c)	7,500,000	7,520,684
6.338% 10/30/26 (c)	8,000,000	8,121,729
Capital One Financial Corp.:
4.166% 5/9/25 (c)	6,000,000	5,976,326
4.985% 7/24/26 (c)	10,713,000	10,615,165
7.149% 10/29/27 (c)	6,500,000	6,737,592
Ford Motor Credit Co. LLC:
5.8% 3/5/27	8,000,000	7,984,508
6.95% 6/10/26	10,070,000	10,270,373
Synchrony Financial:
4.25% 8/15/24	4,618,000	4,575,580
4.375% 3/19/24	3,952,000	3,949,037
Toyota Motor Credit Corp. 5.4% 11/10/25	7,275,000	7,317,209
		109,048,858
Financial Services - 0.9%
AIG Global Funding 5.75% 7/2/26 (b)	6,500,000	6,504,929
Corebridge Financial, Inc. 3.5% 4/4/25	5,028,000	4,910,734
Nationwide Building Society 6.557% 10/18/27 (b)(c)	7,800,000	7,984,443
The Western Union Co.:
1.35% 3/15/26	8,000,000	7,368,876
2.85% 1/10/25	775,000	756,093
		27,525,075
Insurance - 1.5%
Aon North America, Inc. 5.125% 3/1/27	10,000,000	9,992,747
Equitable Financial Life Global Funding:
1.1% 11/12/24 (b)	5,000,000	4,837,513
5.5% 12/2/25 (b)	5,000,000	4,987,975
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	1,726,000	1,620,113
MassMutual Global Funding II:
4.15% 8/26/25 (b)	3,715,000	3,661,085
4.5% 4/10/26 (b)	8,100,000	8,005,466
New York Life Global Funding 5.45% 9/18/26 (b)	10,200,000	10,292,820
Pacific Life Global Funding II 1.2% 6/24/25 (b)	2,709,000	2,570,785
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7794% 4/12/24 (b)(c)(d)	1,828,000	1,828,811
Protective Life Global Funding 3.218% 3/28/25 (b)	1,098,000	1,074,789
		48,872,104
TOTAL FINANCIALS		925,095,576
HEALTH CARE - 1.8%
Biotechnology - 0.2%
Amgen, Inc. 5.25% 3/2/25	7,525,000	7,506,338
Health Care Providers & Services - 0.4%
Cigna Group 0.613% 3/15/24	990,000	988,412
CVS Health Corp. 5% 2/20/26	10,000,000	9,954,617
		10,943,029
Life Sciences Tools & Services - 0.3%
Revvity, Inc. 0.85% 9/15/24	4,620,000	4,499,511
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	5,000,000	4,868,676
		9,368,187
Pharmaceuticals - 0.9%
AstraZeneca Finance LLC:
0.7% 5/28/24	3,267,000	3,229,809
4.8% 2/26/27	9,925,000	9,901,577
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	6,602,000	6,419,156
GSK Consumer Healthcare Capital 3.125% 3/24/25	9,140,000	8,913,263
		28,463,805
TOTAL HEALTH CARE		56,281,359
INDUSTRIALS - 2.5%
Aerospace & Defense - 0.8%
L3Harris Technologies, Inc. 5.4% 1/15/27	8,000,000	8,049,776
RTX Corp.:
5% 2/27/26	3,646,000	3,637,166
5.75% 11/8/26	3,461,000	3,510,497
The Boeing Co.:
2.196% 2/4/26	4,000,000	3,752,499
2.75% 2/1/26	2,400,000	2,279,119
4.875% 5/1/25	6,107,000	6,050,458
		27,279,515
Building Products - 0.2%
Carrier Global Corp. 5.8% 11/30/25	5,317,000	5,354,464
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 0.875% 11/15/25	4,500,000	4,175,657
Ground Transportation - 0.2%
Canadian Pacific Railway Co. 1.35% 12/2/24	7,345,000	7,115,416
Industrial Conglomerates - 0.1%
Siemens Financieringsmaatschappij NV 0.65% 3/11/24 (b)	2,595,000	2,593,169
Machinery - 0.5%
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (b)	1,613,000	1,564,121
5% 1/15/27 (b)	7,000,000	6,973,261
5.2% 1/17/25 (b)	2,360,000	2,352,951
Parker Hannifin Corp. 3.65% 6/15/24	4,730,000	4,702,884
		15,593,217
Passenger Airlines - 0.1%
Delta Air Lines, Inc. 2.9% 10/28/24	3,718,000	3,642,730
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
0.8% 8/18/24	6,745,000	6,587,699
3.25% 3/1/25	1,900,000	1,854,945
		8,442,644
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd. 2.875% 2/15/25 (b)	6,000,000	5,823,273
TOTAL INDUSTRIALS		80,020,085
INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.3%
Cisco Systems, Inc. 4.8% 2/26/27	10,225,000	10,233,507
Electronic Equipment, Instruments & Components - 0.2%
Dell International LLC/EMC Corp. 5.85% 7/15/25	5,600,000	5,624,731
Semiconductors & Semiconductor Equipment - 0.5%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 5.5932% 10/1/24 (c)(d)	2,353,000	2,352,876
Broadcom Corp./Broadcom Cayman LP 3.875% 1/15/27	9,300,000	8,986,291
Microchip Technology, Inc. 0.983% 9/1/24	4,503,000	4,394,888
		15,734,055
Software - 0.7%
Oracle Corp. 5.8% 11/10/25	7,380,000	7,440,839
Roper Technologies, Inc. 1% 9/15/25	5,000,000	4,684,136
VMware, Inc.:
1% 8/15/24	2,883,000	2,820,871
4.5% 5/15/25	5,800,000	5,737,241
		20,683,087
TOTAL INFORMATION TECHNOLOGY		52,275,380
MATERIALS - 0.2%
Chemicals - 0.2%
Celanese U.S. Holdings LLC 6.05% 3/15/25	4,200,000	4,210,393
Nutrien Ltd. 5.9% 11/7/24	2,353,000	2,356,112
		6,566,505
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp. 1.3% 9/15/25	1,459,000	1,371,741
Crown Castle, Inc.:
1.35% 7/15/25	342,000	323,609
4% 3/1/27	2,500,000	2,408,103
Omega Healthcare Investors, Inc. 4.5% 1/15/25	3,800,000	3,760,327
Welltower OP LLC 3.625% 3/15/24	1,604,000	1,602,588
		9,466,368
UTILITIES - 0.8%
Electric Utilities - 0.3%
FirstEnergy Corp.:
1.6% 1/15/26	365,000	337,643
2.05% 3/1/25	2,028,000	1,953,207
Florida Power & Light Co. 2.85% 4/1/25	926,000	902,937
Georgia Power Co. 5.004% 2/23/27	2,642,000	2,637,025
Pennsylvania Electric Co. 5.15% 3/30/26 (b)	2,545,000	2,521,542
Tampa Electric Co. 3.875% 7/12/24	2,786,000	2,767,860
		11,120,214
Gas Utilities - 0.0%
Dominion Gas Holdings LLC 2.5% 11/15/24	722,000	706,722
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 0.833% 6/15/24	2,029,000	1,996,318
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.963% 5/13/24 (c)(d)	1,531,000	1,531,242
DTE Energy Co. 4.22% 11/1/24	5,000,000	4,945,966
NiSource, Inc. 0.95% 8/15/25	1,507,000	1,413,779
Sempra 3.3% 4/1/25	1,816,000	1,772,956
WEC Energy Group, Inc. 5% 9/27/25	1,702,000	1,692,568
		11,356,511
TOTAL UTILITIES		25,179,765
TOTAL NONCONVERTIBLE BONDS (Cost $1,495,522,350)		1,489,545,355

U.S. Treasury Obligations - 31.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
3.875% 1/15/26	169,311,300	166,890,677
4.125% 10/31/27	137,062,700	135,938,358
4.25% 5/31/25	59,209,400	58,723,698
4.375% 12/15/26	120,000,000	119,756,250
4.5% 11/15/25	174,571,900	173,903,618
4.5% 7/15/26	20,000,000	19,985,938
4.625% 3/15/26 (e)	250,209,000	250,218,771
4.625% 11/15/26	40,590,300	40,742,514
5% 10/31/25	50,000,000	50,192,540
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,022,248,715)		1,016,352,364

U.S. Government Agency - Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.1%
4.5% 3/1/39 to 9/1/49	2,642,163	2,553,668
5.5% 11/1/34	479,490	486,850
7.5% 11/1/31	87	91
TOTAL FANNIE MAE		3,040,609
Freddie Mac - 0.0%
8.5% 5/1/26 to 7/1/28	3,466	3,555
Ginnie Mae - 0.0%
7% to 7% 11/15/27 to 8/15/32	47,760	48,892
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,487,816)		3,093,056

Asset-Backed Securities - 16.9%
	Principal Amount (a)	Value ($)
Aimco:
Series 2018-BA Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6756% 1/15/32 (b)(c)(d)	4,518,000	4,524,054
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6394% 7/22/32 (b)(c)(d)	4,510,000	4,516,535
AIMCO CLO Ltd.:
Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7081% 10/17/34 (b)(c)(d)	5,750,000	5,757,119
Series 2022-12A Class AR, CME Term SOFR 3 Month Index + 1.170% 6.4865% 1/17/32 (b)(c)(d)	5,435,000	5,439,131
American Express Credit Account Master Trust:
Series 2022-3 Class A, 3.75% 8/15/27	1,928,000	1,889,456
Series 2022-4 Class A, 4.95% 10/15/27	2,840,000	2,833,130
Series 2023-1 Class A, 4.87% 5/15/28	4,153,000	4,144,836
Series 2023-3 Class A, 5.23% 9/15/28	9,244,000	9,311,395
AmeriCredit Automobile Receivables Trust Series 2021-3 Class A3, 0.76% 8/18/26	2,214,275	2,167,062
Ares LII CLO Ltd. Series 2021-52A Class A1R, CME Term SOFR 3 Month Index + 1.310% 6.6294% 4/22/31 (b)(c)(d)	3,925,000	3,929,416
Ares XXXIV CLO Ltd. Series 2024-2A Class AR3, CME Term SOFR 3 Month Index + 1.320% 1.32% 4/17/33 (b)(c)(d)	13,876,000	13,876,000
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/32 (b)	6,754,000	6,740,383
Ari Fleet Lease Trust 2023-B Series 2023-B Class A2, 6.05% 7/15/32 (b)	5,518,000	5,557,375
Bank of America Credit Card Master Trust:
Series 2022-A2, Class A2, 5% 4/15/28	3,936,000	3,945,100
Series 2023-A1 Class A1, 4.79% 5/15/28	3,022,000	3,011,111
Series 2023-A2 Class A2, 4.98% 11/15/28	4,500,000	4,510,495
BMW Vechicle Lease Trust Series 2023-1 Class A3, 5.16% 11/25/25	3,286,000	3,277,803
BMW Vehicle Lease Trust:
Series 2023-2 Class A3, 5.99% 9/25/26	4,909,000	4,949,188
Series 2024-1 Class A3, 4.98% 3/25/27	5,392,000	5,366,013
Capital One Multi-Asset Execution Trust Series 2022-A3 Class A, 4.95% 10/15/27	3,490,000	3,480,798
Capital One Prime Auto Receiva Series 2023-2 Class A3, 5.82% 6/15/28	7,279,000	7,387,750
Capital One Prime Auto Receivables Series 2023-1 Class A3, 4.87% 2/15/28	6,465,000	6,423,142
Carmax Auto Owner Trust Series 2022-4 Class A2A, 5.34% 12/15/25	1,025,861	1,025,341
CarMax Auto Owner Trust Series 2023 2 Class A3, 5.05% 1/18/28	7,257,000	7,234,178
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	1,451,000	1,477,165
Carmax Auto Owner Trust 2024-1 Series 2024-1 Class A3, 4.92% 10/16/28	3,478,000	3,461,841
Carmax Owner Trust Series 2023-1 Class A2A, 5.23% 1/15/26	1,694,094	1,692,006
Carvana Auto Receivables Trust:
Series 2021-P2 Class A3, 0.49% 3/10/26	788,007	779,178
Series 2021-P3 Class A3, 0.7% 11/10/26	2,237,133	2,167,542
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6794% 10/20/32 (b)(c)(d)	3,867,000	3,868,903
Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6756% 7/15/33 (b)(c)(d)	5,539,000	5,543,210
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 6.5512% 7/27/30 (b)(c)(d)	1,938,763	1,939,872
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	832,462	813,285
Chase Issuance Trust:
Series 2022-A1 Class A, 3.97% 9/15/27	4,436,000	4,358,656
Series 2023-A1 Class A, 5.16% 9/15/28	10,790,000	10,849,712
Series 2024-A1 Class A, 4.6% 1/16/29 (c)	8,858,000	8,801,825
Chesapeake Funding II LLC:
Series 2023 1A Class A1, 5.65% 5/15/35 (b)	4,887,126	4,887,259
Series 2023-2A Class A1, 6.16% 10/15/35 (b)	978,097	983,884
Citibank Credit Card Issuance Trust Series 2023-A1 Class A1, 5.23% 12/8/27	3,464,000	3,470,340
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/28 (b)	3,483,000	3,477,844
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, CME Term SOFR 1 Month Index + 0.610% 5.9354% 7/25/34 (c)(d)	57,967	56,058
Dell Equipment Finance Trust 2 Series 2023-3 Class A3, 5.93% 4/23/29 (b)	3,721,000	3,766,992
Dell Equipment Finance Trust 2023-2 Series 2023-2 Class A3, 5.65% 1/22/29 (b)	2,398,000	2,407,938
Discover Card Execution Note Trust:
Series 2022-A2 Class A, 3.32% 5/15/27	4,680,000	4,575,350
Series 2022-A3 Class A3, 3.56% 7/15/27	2,718,000	2,658,619
Series 2022-A4, Class A, 5.03% 10/15/27	4,250,000	4,244,628
Dllaa 2023-1A Series 2023-1A Class A3, 5.64% 2/22/28 (b)	623,000	629,462
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (b)	991,367	984,667
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2021-86A Class A1R, CME Term SOFR 3 Month Index + 1.360% 6.6781% 7/17/34 (b)(c)(d)	3,892,000	3,896,203
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6756% 4/15/31 (b)(c)(d)	4,077,000	4,078,602
Enterprise Fleet Financing Series 2023-2 Class A2, 5.56% 4/22/30 (b)	7,448,000	7,451,828
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	2,337,000	2,372,460
Enterprise Fleet Financing LLC:
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	82,595	82,019
Series 2021-2 Class A2, 0.48% 5/20/27 (b)	926,201	909,999
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	547,970	541,984
Series 2023-1 Class A2, 5.51% 1/22/29 (b)	4,125,360	4,125,812
Series 2024-1 Class A2, 5.23% 3/20/30 (b)	8,000,000	7,980,914
Ford Credit Auto Lease Trust Series 2023-B Class A3, 5.91% 10/15/26	7,722,000	7,778,062
Ford Credit Auto Owner Trust:
Series 2020-1 Class A, 2.04% 8/15/31 (b)	3,372,000	3,264,496
Series 2021-1 Class A, 1.37% 10/17/33 (b)	4,343,000	4,011,117
Series 2023-B Class A3, 5.23% 5/15/28	4,689,000	4,703,286
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (b)	4,708,000	4,686,986
Fordl 2023-A Series 2023-A Class A2A, 5.19% 6/15/25	996,609	996,013
GM Financial Automobile Leasing Series 2023-2 Class A3, 5.05% 7/20/26	4,683,000	4,668,164
GM Financial Automobile Leasing Trust Series 2023-1 Class A3, 5.16% 4/20/26	8,108,000	8,091,964
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	1,671,000	1,652,480
GM Financial Consumer Automobile Receivables Trust Series 2022-2 Class A3, 3.1% 2/16/27	4,148,890	4,072,133
GM Financial Leasing Trust Series 2024-1 Class A3, 5.09% 3/22/27	9,242,000	9,217,705
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	646,000	647,276
Gm Financial Securitized Term Series 2023-4 Class A3, 5.78% 8/16/28	5,981,000	6,064,586
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/28 (b)	6,911,000	6,937,231
Harot 2023-4 Series 2023-4 Class A3, 5.67% 6/21/28	5,351,000	5,409,371
Honda Auto Receivables Series 2023-1 Class A3, 5.04% 4/21/27	4,546,000	4,535,110
Huntington Auto Trust Series 2024-1A Class A3, 5.23% 1/16/29 (b)	9,089,000	9,113,960
Hyundai Auto Lease Securitizat:
Series 2023-B Class A3, 5.15% 6/15/26 (b)	8,000,000	7,981,652
Series 2023-C Class A3, 5.8% 12/15/26 (b)	6,380,000	6,431,886
Hyundai Auto Receivables Trust:
Series 2023 A Class A3, 4.58% 4/15/27	2,025,000	2,004,967
Series 2023-C Class A3, 5.54% 10/16/28	4,434,000	4,480,524
Juniper Valley Park CLO LLC Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.850% 7.1678% 7/20/35 (b)(c)(d)	8,000,000	8,019,816
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, CME Term SOFR 3 Month Index + 1.260% 6.5794% 1/22/31 (b)(c)(d)	3,305,000	3,307,994
Marlette Funding Trust 2023-3 Series 2023-3A Class A, 6.49% 9/15/33 (b)	952,816	954,197
Mercedes-Benz Auto Receivables:
Series 2023-1 Class A2, 5.09% 1/15/26	1,435,687	1,433,975
Series 2023-2 Class A3, 5.95% 11/15/28	3,438,000	3,504,747
MMAF Equipment Finance LLC:
Series 2019-B Class A3, 2.01% 12/12/24 (b)	89,649	89,513
Series 2022-B Class A2, 5.57% 9/9/25 (b)	303,934	303,930
Niagara Park CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.260% 6.5781% 7/17/32 (b)(c)(d)	4,380,000	4,390,065
Nissan Auto Receivables 2023-B Series 2023-B Class A3, 5.93% 3/15/28	4,082,000	4,142,394
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/28 (b)	3,433,288	3,305,741
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, CME Term SOFR 3 Month Index + 1.060% 6.3807% 5/20/29 (b)(c)(d)	1,445,192	1,445,679
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 Month Index + 1.050% 6.3665% 4/15/30 (b)(c)(d)	3,363,538	3,363,541
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.6804% 1/25/36 (c)(d)	40,917	40,231
Porsche Financial Auto Securitizati Series 2023-2A Class A3, 5.79% 1/22/29 (b)	3,231,000	3,269,542
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	2,046,052	1,974,374
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	1,225,113	1,221,022
Sfs Auto Receivables Securitiz Series 2023-1A Class A3, 5.47% 10/20/28 (b)	7,535,000	7,568,528
SFS Auto Receivables Securitization Series 2024-1A Class A3, 4.95% 5/21/29 (b)	2,670,000	2,655,698
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	1,023,701	1,022,988
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6356% 7/15/32 (b)(c)(d)	3,398,000	3,400,249
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.5956% 1/15/34 (b)(c)(d)	6,438,903	6,444,659
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.220% 6.5407% 11/18/30 (b)(c)(d)	2,717,127	2,722,083
TCI-Symphony CLO Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.190% 6.5056% 7/15/30 (b)(c)(d)	4,443,121	4,447,555
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.2954% 9/25/34 (c)(d)	68,627	68,360
Tesla Auto Lease Trust 2023-B Series 2023-B Class A3, 6.13% 9/21/26 (b)	8,253,000	8,337,004
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	1,501,000	1,509,577
Tesla Electric Vehicle Trust 2023-1 Series 2023-1 Class A3, 5.38% 6/20/28 (b)	3,567,000	3,585,561
TMUST Series 2024-1A Class A, 5.05% 9/20/29 (b)	6,446,000	6,443,518
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (b)	2,401,000	2,284,881
Toyota Auto Receivables 2023-D Series 2023-D Class A3, 5.54% 8/15/28	4,383,000	4,428,302
Toyota Lease Owner Trust Series 2024-A Class A3, 5.25% 4/20/27 (b)	1,557,000	1,556,600
Toyota Lease Owner Trust 2023- Series 2023-B Class A3, 5.66% 11/20/26 (b)	6,947,000	6,999,547
Upstart Securitization Trust:
Series 2021-5 Class A, 1.31% 11/20/31 (b)	172,557	171,946
Series 2022-1 Class A, 3.12% 3/20/32 (b)	969,375	961,024
Upstart Securitization Trust 2 Series 2023-3 Class A, 6.9% 10/20/33 (b)	4,574,227	4,598,534
Usaa Auto Owner Trust 2023-A Series 2023-A Class A3, 5.58% 5/15/28 (b)	7,777,000	7,830,178
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 5.2891% 12/26/50 (b)	247,164	245,504
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	1,556,027	1,537,364
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	2,335,550	2,246,528
Verizon Master Trust:
Series 2021-2 Class A, 0.99% 4/20/28	4,700,000	4,568,542
Series 2023 2 Class A, 4.89% 4/13/28	5,620,000	5,590,100
Series 2023-4 Class A1A, 5.16% 6/20/29	7,552,000	7,566,969
Series 2023-5 Class A1A, 5.61% 9/8/28	6,400,000	6,431,359
Volkswagen Auto Lease Trust 20 Series 2023-A Class A3, 5.81% 10/20/26	8,000,000	8,059,708
Volkswagen Auto Loan Enhanced:
Series 2023-1 Class A3, 5.02% 6/20/28	3,407,000	3,400,189
Series 2023-2 Class A3, 5.48% 12/20/28	5,119,000	5,175,768
Voya CLO Ltd. Series 2021-1A Class A1R, CME Term SOFR 3 Month Index + 1.210% 6.5281% 4/17/30 (b)(c)(d)	2,450,902	2,452,343
Voya CLO Ltd./Voya CLO LLC Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7312% 7/19/34 (b)(c)(d)	4,500,000	4,500,315
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/29	7,890,000	7,890,000
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	7,132,000	7,195,598
Wheels SPV LLC Series 2021-1A Class A, CME Term SOFR 1 Month Index + 0.390% 5.7143% 8/20/29 (b)(c)(d)	664,100	663,576
World Omni Auto Receivables Trust:
Series 2021 D Class A3, 0.81% 10/15/26	3,010,326	2,926,258
Series 2023-C Class A3, 5.15% 11/15/28	794,000	794,507
Series 2023-D Class A3, 5.79% 2/15/29	4,879,000	4,955,225
Series 2024-A Class A3, 4.86% 3/15/29	8,000,000	7,961,472
TOTAL ASSET-BACKED SECURITIES (Cost $538,905,622)		539,346,715

Collateralized Mortgage Obligations - 1.0%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.9%
Ajax Mortgage Loan Trust sequential payer Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	926,346	902,536
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	2,634,680	2,226,653
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	241,523	235,229
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	518,306	482,730
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	487,604	481,157
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	732,473	709,419
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	122,767	121,903
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	2,402,167	2,362,051
Csmc 2021-Rpl9 Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	3,944,726	3,782,060
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	1,729,197	1,681,334
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	1,358,675	1,180,345
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(c)	3,078,306	2,932,929
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	990,098	920,790
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	943,437	848,354
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	344,670	329,081
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (b)	335,000	318,083
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(c)	2,499,924	2,424,619
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	3,012,116	2,948,588
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	395,654	353,170
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	553,678	494,720
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (b)	2,051,940	1,987,309
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	580,435	562,341
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	371,161	362,704
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, CME Term SOFR 6 Month Index + 1.300% 6.5595% 7/20/34 (c)(d)	660	594
TOTAL PRIVATE SPONSOR		28,648,699
U.S. Government Agency - 0.1%
Fannie Mae:
floater Series 2015-27 Class KF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7361% 5/25/45 (c)(d)	1,058,551	1,041,014
sequential payer Series 2001-40 Class Z, 6% 8/25/31	17,301	17,297
Series 2016-27:
Class HK, 3% 1/25/41	1,226,650	1,140,273
Class KG, 3% 1/25/40	557,175	518,393
Series 2016-42 Class FL, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.7861% 7/25/46 (c)(d)	1,171,926	1,162,989
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	122,881	119,906
TOTAL U.S. GOVERNMENT AGENCY		3,999,872
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $34,435,722)		32,648,571

Commercial Mortgage Securities - 3.1%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 6.468% 1/15/39 (b)(c)(d)	1,181,000	1,165,499
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,099,000	1,015,367
Benchmark Mortgage Trust sequential payer Series 2021-B31 Class A1, 1.357% 12/15/54	2,509,925	2,359,517
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.1825% 9/15/26 (b)(c)(d)	2,278,000	2,198,877
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.6422% 3/15/41 (b)(c)(d)	1,365,000	1,363,916
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 7.2156% 4/15/37 (b)(c)(d)	4,067,000	4,079,571
BX Commercial Mortgage Trust:
floater:
Series 2021-ACNT Class A, CME Term SOFR 1 Month Index + 0.960% 6.2825% 11/15/38 (b)(c)(d)	2,050,646	2,037,189
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0684% 10/15/26 (b)(c)(d)	1,815,930	1,794,366
Series 2021-LBA Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2325% 2/15/36 (b)(c)(d)	310,000	307,869
Series 2021-PAC Class A, CME Term SOFR 1 Month Index + 0.800% 6.1216% 10/15/36 (b)(c)(d)	2,267,000	2,243,622
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.0848% 5/1/38 (b)(c)(d)	1,284,908	1,272,109
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 6.3305% 2/15/39 (b)(c)(d)	2,360,501	2,343,535
Series 2023-XL3 Class A, CME Term SOFR 1 Month Index + 1.760% 7.0791% 12/9/40 (b)(c)(d)	2,073,000	2,087,252
floater sequential payer Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3643% 4/15/34 (b)(c)(d)	2,104,341	2,098,728
BX Commercial Mortgage Trust 2024-Xl4 floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7597% 2/15/39 (b)(c)(d)	3,164,000	3,164,000
BX Commerical Mortgage Trust floater sequential payer Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1025% 6/15/38 (b)(c)(d)	1,675,448	1,659,741
BX Trust floater Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4826% 8/15/39 (b)(c)(d)	2,707,019	2,713,808
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	3,643,936	3,388,221
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	2,216,637	1,988,859
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, CME Term SOFR 1 Month Index + 1.060% 6.3825% 11/15/36 (b)(c)(d)	821,166	811,907
Citigroup Commercial Mortgage Trust:
sequential payer Series 2016-GC36 Class AAB, 3.368% 2/10/49	609,187	596,827
Series 2015-GC33 Class AAB, 3.522% 9/10/58	901,233	885,890
COMM Mortgage Trust sequential payer:
Series 2015 LC19 Class A3, 2.922% 2/10/48	2,123,883	2,087,378
Series 2020-SBX Class A, 1.67% 1/10/38 (b)	4,412,000	3,943,037
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, CME Term SOFR 1 Month Index + 1.020% 6.345% 5/15/36 (b)(c)(d)	10,131,793	10,131,876
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	514,774	476,712
CSAIL 2018-CX12 Commercial Mortgage Trust sequential payer Series 2018-CX12 Class ASB, 4.1628% 8/15/51	1,895,322	1,833,708
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C4 Class A3, 3.5438% 11/15/48	6,612,282	6,430,979
CSMC Trust Series 2017-CHOP Class A, PRIME RATE - 2.300% 6.194% 7/15/32 (b)(c)(d)	874,964	841,696
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 6.1335% 11/15/38 (b)(c)(d)	2,883,644	2,854,807
Extended Stay America Trust floater Series 2021-ESH Class A, CME Term SOFR 1 Month Index + 1.190% 6.5125% 7/15/38 (b)(c)(d)	846,683	845,626
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, CME Term SOFR 1 Month Index + 1.060% 6.3825% 10/15/36 (b)(c)(d)	1,243,000	1,225,161
Series 2011-GC5 Class A/S, 5.1526% 8/10/44 (b)(c)	2,065,072	2,001,483
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C21 Class A4, 3.4927% 8/15/47	1,489,557	1,485,976
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, CME Term SOFR 1 Month Index + 1.610% 6.9325% 9/15/29 (b)(c)(d)	1,077,789	1,013,269
Series 2013-LC11 Class A/S, 3.216% 4/15/46	682,092	628,235
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6129% 5/15/39 (b)(c)(d)	3,413,000	3,383,136
LIFE Mortgage Trust floater Series 2021-BMR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 3/15/38 (b)(c)(d)	1,683,828	1,665,411
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 7/15/38 (b)(c)(d)	995,000	986,294
Morgan Stanley BAML Trust sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	802,735	772,261
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	2,396,136	2,249,952
Series 2019-H7 Class A1, 2.327% 7/15/52	187,420	186,101
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.4067% 10/15/28 (b)(c)(d)	1,876,407	1,883,443
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9165% 10/15/36 (b)(c)(d)	3,087,676	3,041,361
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.009% 7/15/36 (b)(c)(d)	3,000,000	2,964,375
Series 2021-MFP Class A, CME Term SOFR 1 Month Index + 0.840% 6.1629% 11/15/38 (b)(c)(d)	2,309,867	2,299,412
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	646,824	635,020
Series 2017-RC1 Class ASB, 3.453% 1/15/60	1,065,657	1,036,722
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $100,353,565)		98,480,101

Money Market Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f) (Cost $4,328,941)	4,328,076	4,328,941

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $3,199,282,731)	3,183,795,103
NET OTHER ASSETS (LIABILITIES) - 0.1%	3,082,007
NET ASSETS - 100.0%	3,186,877,110

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,527	Jun 2024	312,653,250	123,395	123,395

The notional amount of futures purchased as a percentage of Net Assets is 9.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $739,328,373 or 23.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,690,182.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	27,834,965	467,515,098	491,021,122	508,380	-	-	4,328,941	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	63,100	63,100	69	-	-	-	0.0%
Total	27,834,965	467,578,198	491,084,222	508,449	-	-	4,328,941

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	1,489,545,355	-	1,489,545,355	-

U.S. Government and Government Agency Obligations	1,016,352,364	-	1,016,352,364	-

U.S. Government Agency - Mortgage Securities	3,093,056	-	3,093,056	-

Asset-Backed Securities	539,346,715	-	539,346,715	-

Collateralized Mortgage Obligations	32,648,571	-	32,648,571	-

Commercial Mortgage Securities	98,480,101	-	98,480,101	-

Money Market Funds	4,328,941	4,328,941	-	-
Total Investments in Securities:	3,183,795,103	4,328,941	3,179,466,162	-
Derivative Instruments: Assets
Futures Contracts	123,395	123,395	-	-
Total Assets	123,395	123,395	-	-
Total Derivative Instruments:	123,395	123,395	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	123,395	0
Total Interest Rate Risk	123,395	0
Total Value of Derivatives	123,395	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,194,953,790)	$3,179,466,162
Fidelity Central Funds (cost $4,328,941)	4,328,941

Total Investment in Securities (cost $3,199,282,731)		$3,183,795,103
Receivable for investments sold		41,475,990
Receivable for fund shares sold		3,753,226
Interest receivable		30,348,104
Distributions receivable from Fidelity Central Funds		68,884
Prepaid expenses		1,882
Total assets		3,259,443,189
Liabilities
Payable for investments purchased	$65,270,338
Payable for fund shares redeemed	6,490,420
Distributions payable	186,315
Accrued management fee	529,105
Payable for daily variation margin on futures contracts	29,439
Other payables and accrued expenses	60,462
Total Liabilities		72,566,079
Net Assets		$3,186,877,110
Net Assets consist of:
Paid in capital		$3,248,638,498
Total accumulated earnings (loss)		(61,761,388)
Net Assets		$3,186,877,110
Net Asset Value, offering price and redemption price per share ($3,186,877,110 ÷ 331,784,299 shares)		$9.61
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Interest		$68,747,937
Income from Fidelity Central Funds (including $69 from security lending)		508,449
Total Income		69,256,386
Expenses
Management fee	$3,155,566
Custodian fees and expenses	17,650
Independent trustees' fees and expenses	5,133
Registration fees	75,240
Audit	53,755
Legal	2,239
Miscellaneous	6,051
Total expenses before reductions	3,315,634
Expense reductions	(1,514)
Total expenses after reductions		3,314,120
Net Investment income (loss)		65,942,266
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(7,481,549)
Futures contracts	(1,367,237)
Total net realized gain (loss)		(8,848,786)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	34,543,482
Futures contracts	(490,699)
Total change in net unrealized appreciation (depreciation)		34,052,783
Net gain (loss)		25,203,997
Net increase (decrease) in net assets resulting from operations		$91,146,263
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$65,942,266	$83,641,831
Net realized gain (loss)	(8,848,786)	(33,890,448)
Change in net unrealized appreciation (depreciation)	34,052,783	14,038,850
Net increase (decrease) in net assets resulting from operations	91,146,263	63,790,233
Distributions to shareholders	(63,219,078)	(66,825,466)

Share transactions
Proceeds from sales of shares	514,409,727	2,028,572,765
Reinvestment of distributions	62,390,019	66,164,601
Cost of shares redeemed	(620,138,785)	(732,498,679)

Net increase (decrease) in net assets resulting from share transactions	(43,339,039)	1,362,238,687
Total increase (decrease) in net assets	(15,411,854)	1,359,203,454

Net Assets
Beginning of period	3,202,288,964	1,843,085,510
End of period	$3,186,877,110	$3,202,288,964

Other Information
Shares
Sold	53,705,837	213,529,531
Issued in reinvestment of distributions	6,511,925	6,952,035
Redeemed	(64,878,619)	(77,105,778)
Net increase (decrease)	(4,660,857)	143,375,788

Financial Highlights
Fidelity® SAI Short-Term Bond Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$9.52	$9.55	$10.01	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.200	.312	.075	.047
Net realized and unrealized gain (loss)	.082	(.105)	(.475)	.007
Total from investment operations	.282	.207	(.400)	.054
Distributions from net investment income	(.192)	(.237)	(.056)	(.044)
Distributions from net realized gain	-	-	(.004)	-
Total distributions	(.192)	(.237)	(.060)	(.044)
Net asset value, end of period	$9.61	$9.52	$9.55	$10.01
Total Return D,E	2.98%	2.20%	(4.01)%	.54%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.21% H,I	.26%	.31%	.34% H
Expenses net of fee waivers, if any	.21% H,I	.26%	.30%	.34% H
Expenses net of all reductions	.21% H,I	.26%	.30%	.34% H
Net investment income (loss)	4.20% H,I	3.30%	.77%	.49% H
Supplemental Data
Net assets, end of period (000 omitted)	$3,186,877	$3,202,289	$1,843,086	$1,845,225
Portfolio turnover rate J	64% H	55%	74%	70% H,K

AFor the period September 15, 2020 (commencement of operations) through August 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024

1. Organization.
Fidelity SAI Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$19,419,735
Gross unrealized depreciation	(22,548,866)
Net unrealized appreciation (depreciation)	$(3,129,131)
Tax cost	$3,187,047,629

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(15,303,059)
Long-term	(34,230,066)
Total capital loss carryforward	$(49,533,125)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Short-Term Bond Fund	630,160,048	272,514,223

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Short-Term Bond Fund	$2,518

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Short-Term Bond Fund	$5	$-	$-

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,514.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity SAI Short-Term Bond Fund	15%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024

Fidelity® SAI Short-Term Bond Fund	.21%
Actual		$ 1,000	$ 1,029.80	$ 1.06
Hypothetical-B		$ 1,000	$ 1,023.82	$ 1.06

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Short-Term Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Board Approval of Investment Advisory Contracts
Fidelity SAI Short-Term Bond Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.9900846.103
SST-SANN-0424
Fidelity® SAI Investment Grade Securitized Fund

Semi-Annual Report
February 29, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 29, 2024 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (31.6)%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (31.6)%
Written options - (1.9)%
Futures and Swaps - (4)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
U.S. Treasury Obligations - 2.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds 4.125% 8/15/53	11,340,000	10,856,278
U.S. Treasury Notes:
3.5% 4/30/30	50,000	47,898
4% 1/15/27	34,850,000	34,441,602
4% 2/15/27	1,480,000	1,467,859
TOTAL U.S. TREASURY OBLIGATIONS (Cost $46,973,988)		46,813,637

U.S. Government Agency - Mortgage Securities - 128.1%
	Principal Amount (a)	Value ($)
Fannie Mae - 27.2%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.440% 3.945% 4/1/37 (b)(c)	7,157	7,249
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 6.085% 1/1/35 (b)(c)	2,028	2,055
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.484% 3/1/36 (b)(c)	7,628	7,737
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (b)(c)	1,406	1,436
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.422% 11/1/36 (b)(c)	1,706	1,739
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.710% 5.857% 8/1/35 (b)(c)	16,266	16,588
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 5.842% 3/1/40 (b)(c)	5,763	5,882
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.740% 5.519% 5/1/36 (b)(c)	2,117	2,171
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 5.649% 7/1/35 (b)(c)	1,621	1,650
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 8/1/41 (b)(c)	7,671	7,854
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.051% 12/1/40 (b)(c)	174,058	178,165
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.055% 1/1/42 (b)(c)	12,729	12,986
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 4.519% 2/1/42 (b)(c)	7,972	8,140
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (b)(c)	1,584	1,610
U.S. TREASURY 1 YEAR INDEX + 2.270% 6.395% 6/1/36 (b)(c)	11,443	11,579
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.404% 10/1/33 (b)(c)	2,721	2,751
1.5% 11/1/35 to 7/1/51	26,406,650	20,710,759
2% 2/1/28 to 3/1/52 (d)	123,958,681	103,734,020
2.5% 1/1/28 to 8/1/52 (e)	118,996,084	101,985,586
3% 2/1/31 to 3/1/52	56,770,995	50,303,395
3.5% 7/1/34 to 5/1/52	24,462,874	22,063,723
3.5% 12/1/46	5,328,124	4,898,874
4% 2/1/38 to 8/1/52	18,205,282	17,239,513
4.5% 5/1/25 to 11/1/52	24,386,967	23,239,313
5% 3/1/33 to 11/1/53	62,477,049	60,921,156
5.29% 8/1/41 (b)	88,648	87,768
5.5% 9/1/52 to 6/1/53	7,696,208	7,666,347
6% 11/1/52 to 9/1/53	6,387,969	6,453,132
6% 11/1/53	3,401,138	3,425,504
6.5% 2/1/27 to 1/1/54	14,005,383	14,456,154
6.705% 2/1/39 (b)	32,506	32,985
7% to 7% 7/1/26 to 5/1/30	43,876	44,824
7.5% to 7.5% 8/1/25 to 9/1/32	62,263	65,338
8% 3/1/37	4,888	5,155
9% 10/1/30	15,717	16,698
TOTAL FANNIE MAE		437,619,836
Freddie Mac - 19.6%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.824% 3/1/36 (b)(c)	19,994	20,184
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 12/1/40 (b)(c)	61,263	62,175
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 9/1/41 (b)(c)	20,846	21,224
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.900% 6.008% 10/1/42 (b)(c)	9,753	9,924
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 5.711% 6/1/33 (b)(c)	15,913	16,259
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 7.885% 6/1/37 (b)(c)	53,976	55,029
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 6.256% 7/1/36 (b)(c)	10,238	10,487
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.200% 6.45% 12/1/36 (b)(c)	15,446	15,813
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.680% 8.249% 10/1/35 (b)(c)	945	971
U.S. TREASURY 1 YEAR INDEX + 2.230% 5.356% 5/1/34 (b)(c)	336	340
1.5% 7/1/35 to 6/1/51	17,542,696	13,997,185
2% 3/1/36 to 4/1/52 (e)(f)	98,361,850	83,669,381
2.5% 1/1/28 to 4/1/52	75,873,671	64,477,964
3% 12/1/30 to 8/1/52 (e)	46,088,308	40,324,765
3.5% 3/1/32 to 4/1/52 (d)(g)	22,772,736	20,711,293
3.5% 7/1/42	1,400,347	1,289,737
3.5% 7/1/42	620,740	572,174
3.5% 9/1/42	1,818,570	1,673,763
3.5% 11/1/42	550,989	506,623
4% 1/1/36 to 10/1/52	31,535,210	29,337,513
4% 4/1/48	4,474	4,197
4.5% 7/1/25 to 12/1/48	6,049,246	5,893,277
5% 7/1/33 to 8/1/53	13,472,493	13,218,118
5.5% 9/1/52 to 3/1/54 (e)	22,422,402	22,394,537
5.5% 1/1/54	2,036,937	2,016,910
5.5% 2/1/54	817,406	809,370
5.5% 3/1/54	2,821,846	2,794,103
6% 11/1/28 to 11/1/53	7,601,793	7,724,969
6.5% 4/1/24 to 1/1/54 (e)	4,611,690	4,764,477
7% 3/1/26 to 9/1/36	75,286	77,806
7.5% 1/1/27 to 7/1/34	141,855	148,414
TOTAL FREDDIE MAC		316,618,982
Ginnie Mae - 35.3%
3% 6/15/42 to 4/15/45	814,817	731,186
3.5% 9/20/40 to 7/20/46	2,445,584	2,248,010
4% 7/20/33 to 10/20/52	26,286,031	24,600,801
4.5% 4/20/35 to 3/20/46	2,424,731	2,363,211
5% 5/15/39 to 4/20/48	688,137	686,562
5.5% 12/15/38 to 9/15/39	61,441	62,564
6.5% 10/15/34 to 7/15/36	23,577	24,273
7% to 7% 1/15/26 to 4/20/32	61,541	63,348
7.5% to 7.5% 12/15/26 to 11/15/29	11,573	11,866
8% 4/15/24 to 10/15/25	2,119	2,129
8.5% 11/15/27 to 10/15/28	4,015	4,122
2% 11/20/50 to 6/20/52	24,148,858	19,654,284
2% 2/1/54 (h)	5,000,000	4,065,319
2% 3/1/54 (h)	10,550,000	8,585,653
2% 3/1/54 (h)	7,550,000	6,144,235
2% 3/1/54 (h)	10,300,000	8,382,202
2% 3/1/54 (h)	5,900,000	4,801,455
2% 3/1/54 (h)	9,050,000	7,364,944
2% 3/1/54 (h)	7,850,000	6,388,377
2% 3/1/54 (h)	21,850,000	17,781,661
2% 3/1/54 (h)	14,850,000	12,085,019
2% 3/1/54 (h)	11,200,000	9,114,627
2% 3/1/54 (h)	3,550,000	2,889,011
2% 3/1/54 (h)	3,050,000	2,482,108
2% 3/1/54 (h)	2,150,000	1,749,683
2% 4/1/54 (h)	23,775,000	19,361,238
2% 4/1/54 (h)	900,000	732,918
2% 4/1/54 (h)	36,850,000	30,008,901
2% 4/1/54 (h)	30,750,000	25,041,349
2% 4/1/54 (h)	3,075,000	2,504,135
2% 4/1/54 (h)	1,225,000	997,582
2% 4/1/54 (h)	14,025,000	11,421,298
2% 4/1/54 (h)	11,875,000	9,670,440
2.5% 8/20/51 to 1/20/52	27,619,216	23,096,830
2.5% 3/1/54 (h)	18,900,000	15,992,460
2.5% 3/1/54 (h)	28,550,000	24,157,922
2.5% 3/1/54 (h)	16,475,000	13,940,517
2.5% 4/1/54 (h)	900,000	762,179
3% 3/1/54 (h)	8,050,000	7,059,444
3% 3/1/54 (h)	32,375,000	28,391,243
3% 3/1/54 (h)	9,600,000	8,418,716
3% 3/1/54 (h)	17,525,000	15,368,542
3% 4/1/54 (h)	7,850,000	6,888,961
3% 4/1/54 (h)	32,200,000	28,257,902
3.5% 3/1/54 (h)	9,000,000	8,139,918
3.5% 3/1/54 (h)	16,400,000	14,832,739
5% 3/1/54 (h)	9,600,000	9,376,653
5.5% 3/1/54 (h)	250,000	248,400
5.5% 3/1/54 (h)	150,000	149,040
6% 3/1/54 (h)	3,850,000	3,869,790
6% 3/1/54 (h)	2,250,000	2,261,565
6% 3/1/54 (h)	10,900,000	10,956,028
6% 3/1/54 (h)	10,100,000	10,151,916
6.5% 3/1/54 (h)	24,650,000	24,987,012
6.5% 3/1/54 (h)	11,200,000	11,353,125
6.5% 3/1/54 (h)	13,400,000	13,583,203
6.5% 3/1/54 (h)	4,100,000	4,156,055
6.5% 3/1/54 (h)	5,800,000	5,879,297
6.5% 4/1/54 (h)	16,700,000	16,916,579
6.5% 4/1/54 (h)	17,300,000	17,524,360
TOTAL GINNIE MAE		568,744,907
Uniform Mortgage Backed Securities - 46.0%
2% 3/1/54 (h)	16,200,000	12,734,023
2% 3/1/54 (h)	16,525,000	12,989,489
2% 3/1/54 (h)	29,100,000	22,874,078
2% 3/1/54 (h)	31,000,000	24,367,575
2% 3/1/54 (h)	46,550,000	36,590,665
2% 3/1/54 (h)	53,050,000	41,699,995
2% 3/1/54 (h)	35,575,000	27,963,757
2% 3/1/54 (h)	2,200,000	1,729,312
2% 4/1/54 (h)	47,350,000	37,267,594
2% 4/1/54 (h)	10,500,000	8,264,197
2% 4/1/54 (h)	73,300,000	57,691,967
2% 4/1/54 (h)	14,325,000	11,274,726
2% 4/1/54 (h)	18,000,000	14,167,195
2% 4/1/54 (h)	8,950,000	7,044,244
2.5% 3/1/54 (h)	4,150,000	3,409,484
2.5% 3/1/54 (h)	11,525,000	9,468,508
2.5% 3/1/54 (h)	11,800,000	9,694,438
2.5% 3/1/54 (h)	11,250,000	9,242,578
2.5% 3/1/54 (h)	5,000,000	4,107,813
2.5% 3/1/54 (h)	15,775,000	12,960,148
2.5% 3/1/54 (h)	7,850,000	6,449,266
2.5% 3/1/54 (h)	7,825,000	6,428,727
2.5% 4/1/54 (h)	29,600,000	24,348,312
3% 3/1/54 (h)	20,700,000	17,709,821
3% 3/1/54 (h)	8,200,000	7,015,485
3% 3/1/54 (h)	8,600,000	7,357,703
3% 3/1/54 (h)	12,900,000	11,036,555
3% 3/1/54 (h)	2,450,000	2,096,090
3% 3/1/54 (h)	1,850,000	1,582,762
3% 3/1/54 (h)	1,800,000	1,539,984
3% 3/1/54 (h)	1,400,000	1,197,766
3% 3/1/54 (h)	3,800,000	3,251,078
3% 3/1/54 (h)	4,200,000	3,593,297
3% 3/1/54 (h)	6,500,000	5,561,055
3% 3/1/54 (h)	1,100,000	941,102
3% 4/1/54 (h)	28,550,000	24,452,630
3.5% 3/1/54 (h)	7,150,000	6,360,428
3.5% 3/1/54 (h)	16,520,000	14,695,701
4% 3/1/54 (h)	5,075,000	4,670,388
5% 3/1/54 (h)	21,700,000	21,045,610
5% 3/1/54 (h)	9,500,000	9,213,516
5.5% 3/1/54 (h)	9,125,000	9,027,334
5.5% 3/1/54 (h)	3,500,000	3,462,539
5.5% 3/1/54 (h)	18,600,000	18,400,922
5.5% 3/1/54 (h)	3,300,000	3,264,680
6% 3/1/54 (h)	13,150,000	13,207,531
6% 3/1/54 (h)	13,150,000	13,207,531
6% 3/1/54 (h)	18,050,000	18,128,969
6% 3/1/54 (h)	7,450,000	7,482,594
6% 3/1/54 (h)	8,600,000	8,637,625
6% 3/1/54 (h)	1,200,000	1,205,250
6% 3/1/54 (h)	1,200,000	1,205,250
6% 3/1/54 (h)	1,200,000	1,205,250
6% 3/1/54 (h)	9,300,000	9,340,688
6% 3/1/54 (h)	8,000,000	8,035,000
6% 3/1/54 (h)	7,300,000	7,331,938
6.5% 3/1/54 (h)	30,400,000	30,932,000
6.5% 3/1/54 (h)	7,400,000	7,529,500
6.5% 3/1/54 (h)	28,700,000	29,202,250
6.5% 3/1/54 (h)	2,475,000	2,518,313
6.5% 3/1/54 (h)	2,525,000	2,569,188
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		741,983,414
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,082,585,553)		2,064,967,139

Asset-Backed Securities - 4.4%
	Principal Amount (a)	Value ($)
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	2,500,000	2,332,755
Series 2023-A1 Class A, 4.42% 5/15/28	7,730,000	7,634,587
CarMax Auto Owner Trust Series 2023 2 Class A2A, 5.5% 6/15/26	2,077,391	2,076,256
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	377,000	383,798
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (i)	157,426	153,799
Chase Issuance Trust Series 2022-A1 Class A, 3.97% 9/15/27	20,550,000	20,191,698
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/35 (i)	257,298	258,820
Discover Card Execution Note Trust Series 2023 A1 Class A, 4.31% 3/15/28 (j)	1,500,000	1,480,021
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (i)	221,976	222,489
Class A3, 5.64% 2/22/28 (i)	171,000	172,774
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (i)	596,000	605,043
Ford Credit Auto Owner Trust:
Series 2018-1 Class A, 3.19% 7/15/31 (i)	5,400,000	5,295,163
Series 2020-2 Class A, 1.06% 4/15/33 (i)	4,600,000	4,296,776
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (i)	740,000	736,697
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	106,401	106,312
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	359,000	361,148
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	174,000	174,344
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/28 (i)	1,296,000	1,300,919
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (i)	10,472	7,576
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	243,000	242,122
Honda Auto Receivables 2023-3 Series 2023-3 Class A3, 5.41% 2/18/28	1,000,000	1,004,533
Marlette Funding Trust 2023-3 Series 2023-3A Class A, 6.49% 9/15/33 (i)	263,376	263,758
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/36 (i)	1,600,000	1,611,660
OBX Trust Series 2024-HYB1 Class A1, 3.5205% 3/25/53 (b)(i)	7,000,000	6,631,741
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (i)	210,004	210,328
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (i)	974,025	819,493
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (i)	1,378,000	1,385,874
Toyota Lease Owner Trust:
Series 2023 A:
Class A2, 5.3% 8/20/25 (i)	216,141	215,867
Class A3, 4.93% 4/20/26 (i)	272,000	270,846
Series 2024-A Class A3, 5.25% 4/20/27 (i)	774,000	773,801
Vcat 2021-Npl5 LLC Series 2021-NPL5 Class A1, 1.8677% 8/25/51 (b)(i)	757,472	736,940
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	938,000	927,753
Series 2023 2 Class A, 4.89% 4/13/28	790,000	785,797
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/29	4,002,000	4,002,000
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (i)	1,804,000	1,820,087
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (i)	444,983	462,636
World Omni Auto Receivables Trust:
Series 2023 B:
Class A2A, 5.25% 11/16/26	113,002	112,848
Class A3, 4.66% 5/15/28	288,000	285,225
Series 2023-C Class A3, 5.15% 11/15/28	214,000	214,137
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	213,628	213,466
TOTAL ASSET-BACKED SECURITIES (Cost $70,459,145)		70,781,887

Collateralized Mortgage Obligations - 8.2%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.8%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-C Class A, 2.115% 1/25/61 (i)	214,159	204,183
Series 2021-E Class A1, 1.74% 12/25/60 (i)	1,774,132	1,505,923
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(i)	100,093	97,484
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(i)	17,402	17,202
CSMC:
floater Series 2015-1R Class 6A1, CME Term SOFR 1 Month Index + 0.390% 4.1948% 5/27/37 (b)(c)(i)	109,950	106,926
Series 2014-3R Class 2A1, CME Term SOFR 1 Month Index + 0.810% 0% 5/27/37 (b)(c)(i)(k)	70,297	7
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (i)	949,544	872,298
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (i)	326,842	303,963
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (i)	934,263	839,179
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (i)	64,333	61,423
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (i)	167,000	158,567
Preston Ridge Partners Mortgage Trust Series 2021-RPL1 Class A1, 1.319% 7/25/51 (i)	133,078	118,788
PRPM, LLC Series 2024-RPL1 Class A1, 4.2% 12/25/64 (i)	7,390,000	7,056,711
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (i)	162,554	157,486
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (i)	326,032	305,050
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, CME Term SOFR 1 Month Index + 0.750% 6.0754% 9/25/43 (b)(c)	260,343	246,557
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 6.1678% 9/25/33 (b)	31,303	30,213
TOTAL PRIVATE SPONSOR		12,081,960
U.S. Government Agency - 7.4%
Fannie Mae:
floater Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6639% 12/25/33 (b)(j)(l)	27,976	3,718
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	25,049	25,302
Series 1999-32 Class PL, 6% 7/25/29	33,239	33,403
Series 1999-33 Class PK, 6% 7/25/29	24,025	24,135
Series 2001-52 Class YZ, 6.5% 10/25/31	4,001	4,076
Series 2005-39 Class TE, 5% 5/25/35	61,694	61,272
Series 2005-73 Class SA, 17.500% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.4161% 8/25/35 (b)(c)(l)	1,818	1,817
Series 2012-149:
Class DA, 1.75% 1/25/43	28,641	25,900
Class GA, 1.75% 6/25/42	32,338	29,160
Series 2021-68 Class KJ, 2.25% 10/25/51	4,965,282	4,211,528
Series 2021-69 Class JK, 1.5% 10/25/51	437,068	354,817
Series 2022-20 Class HC, 2.5% 4/25/52	4,816,307	4,262,365
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	30,124	30,282
Series 2001-31 Class ZC, 6.5% 7/25/31	11,879	11,939
Series 2002-16 Class ZD, 6.5% 4/25/32	7,162	7,307
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.1139% 11/25/32 (b)(j)(l)	5,397	123
Series 2012-67 Class AI, 4.5% 7/25/27 (j)	5,875	108
Series 2013-88 Class ZE, 3% 7/25/43	6,934,894	5,966,866
Series 2020-101 Class BA, 1.5% 9/25/45	454,684	384,812
Series 2020-3 Class DZ, 3.5% 2/25/40	6,558,570	6,031,922
Series 2020-43 Class MA, 2% 1/25/45	1,001,334	893,533
Series 2020-49 Class JA, 2% 8/25/44	170,724	153,420
Series 2020-51 Class BA, 2% 6/25/46	6,421,215	5,472,723
Series 2020-80 Class BA, 1.5% 3/25/45	708,672	604,183
Series 2021-65 Class GA, 2% 7/25/49	11,594,228	9,273,290
Series 2021-68 Class A, 2% 7/25/49	351,530	274,203
Series 2021-85 Class L, 2.5% 8/25/48	192,836	166,549
Series 2021-95:
Class 0, 2.5% 9/25/48	303,912	263,083
Class BA, 2.5% 6/25/49	459,441	396,089
Series 2021-96 Class HA, 2.5% 2/25/50	307,801	264,238
Series 2022-1 Class KA, 3% 5/25/48	298,551	266,953
Series 2022-11 Class B, 3% 6/25/49	542,504	491,227
Series 2022-13:
Class HA, 3% 8/25/46	752,617	689,264
Class JA, 3% 5/25/48	435,246	390,207
Series 2022-3:
Class D, 2% 2/25/48	753,462	650,969
Class N, 2% 10/25/47	2,424,351	2,064,819
Series 2022-30 Class E, 4.5% 7/25/48	864,403	835,377
Series 2022-4 Class B, 2.5% 5/25/49	226,114	195,049
Series 2022-49 Class TC, 4% 12/25/48	275,438	260,224
Series 2022-5:
Class 0, 2.5% 6/25/48	494,533	429,690
Class BA, 2.5% 12/25/49	6,586,245	5,572,097
Class DA, 2.25% 11/25/47	1,430,544	1,239,102
Series 2022-7:
Class A, 3% 5/25/48	425,574	380,547
Class E, 2.5% 11/25/47	446,953	392,426
Series 2022-9 Class BA, 3% 5/25/48	580,501	519,132
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2039% 12/25/36 (b)(j)(l)	18,176	1,632
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0039% 5/25/37 (b)(j)(l)	9,472	973
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6639% 3/25/33 (b)(j)(l)	6,454	617
Series 2005-79 Class ZC, 5.9% 9/25/35	59,141	59,226
Series 2007-57 Class SA, 40.600% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 8.0032% 6/25/37 (b)(c)(l)	32,057	37,696
Series 2007-66 Class SB, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9832% 7/25/37 (b)(c)(l)	6,407	6,870
Series 2010-135 Class ZA, 4.5% 12/25/40	22,090	21,668
Series 2010-139 Class NI, 4.5% 2/25/40 (j)	2,360	7
Series 2010-150 Class ZC, 4.75% 1/25/41	234,622	229,100
Series 2010-95 Class ZC, 5% 9/25/40	492,800	487,615
Series 2011-4 Class PZ, 5% 2/25/41	79,690	75,788
Series 2011-67 Class AI, 4% 7/25/26 (j)	2,138	41
Series 2012-100 Class WI, 3% 9/25/27 (j)	70,211	2,382
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1139% 6/25/41 (b)(j)(l)	6,184	42
Series 2013-133 Class IB, 3% 4/25/32 (j)	20,900	372
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6139% 1/25/44 (b)(j)(l)	31,038	2,946
Series 2013-51 Class GI, 3% 10/25/32 (j)	33,681	1,731
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2839% 6/25/35 (b)(j)(l)	52,202	3,556
Series 2015-42 Class IL, 6% 6/25/45 (j)	190,532	31,157
Series 2015-70 Class JC, 3% 10/25/45	244,497	227,271
Series 2017-30 Class AI, 5.5% 5/25/47 (j)	115,728	19,202
Series 2020-45 Class JL, 3% 7/25/40	47,346	42,309
Series 2020-96 Class A, 1.5% 1/25/51	14,009,341	10,785,858
Series 2021-59 Class H, 2% 6/25/48	197,821	158,444
Series 2021-66:
Class DA, 2% 1/25/48	214,552	172,609
Class DM, 2% 1/25/48	228,007	183,221
Fannie Mae Stripped Mortgage-Backed Securities:
Series 348 Class 14, 6.5% 8/25/34 (b)(j)	14,272	2,676
Series 351:
Class 12, 5.5% 4/25/34 (b)(j)	8,766	1,420
Class 13, 6% 3/25/34 (j)	13,322	2,370
Series 359 Class 19, 6% 7/25/35 (b)(j)	7,813	1,444
Series 384 Class 6, 5% 7/25/37 (j)	25,912	4,319
Freddie Mac:
planned amortization class:
Series 2017-4676 Class VD, 4% 8/15/37	51,912	51,308
Series 2017-4746 Class PA, 4% 2/15/47	179,577	170,298
Series 2017-4747 Class HE, 3% 2/15/45	2,092,127	2,014,319
Series 2021-5141 Class JM, 1.5% 4/25/51	741,551	606,035
Series 2021-5148:
Class AD, 1.5% 10/25/51	435,067	355,840
Class PC, 1.5% 10/25/51	431,261	350,194
Series 2095 Class PE, 6% 11/15/28	32,539	32,775
Series 2104 Class PG, 6% 12/15/28	10,411	10,490
Series 2121 Class MG, 6% 2/15/29	13,798	13,903
Series 2154 Class PT, 6% 5/15/29	25,348	25,527
Series 2162 Class PH, 6% 6/15/29	3,174	3,189
Series 2520 Class BE, 6% 11/15/32	28,879	29,381
Series 2693 Class MD, 5.5% 10/15/33	410,554	409,370
Series 2802 Class OB, 6% 5/15/34	45,902	46,219
Series 3002 Class NE, 5% 7/15/35	38,631	38,350
Series 3189 Class PD, 6% 7/15/36	37,039	37,912
Series 3415 Class PC, 5% 12/15/37	12,994	12,786
Series 3806 Class UP, 4.5% 2/15/41	81,289	79,132
Series 3832 Class PE, 5% 3/15/41	161,401	160,624
Series 4135 Class AB, 1.75% 6/15/42	24,753	22,287
sequential payer:
Series 2015-4492 Class LB, 4% 3/15/44	37,133	36,710
Series 2015-4506 Class LB, 4% 4/15/44	71,906	71,054
Series 2015-4522 Class LB, 4% 6/15/44	51,690	51,054
Series 2015-4535 Class LB, 4% 8/15/44	50,806	50,188
Series 2016-4636 Class AE, 4% 7/15/42	86,470	85,454
Series 2017-4646 Class LA, 4% 9/15/45	133,938	130,435
Series 2017-4661 Class AC, 4% 4/15/43	67,138	66,169
Series 2020-4993 Class LA, 2% 8/25/44	955,187	858,960
Series 2020-5018:
Class LC, 3% 10/25/40	318,812	285,239
Class LY, 3% 10/25/40	242,244	216,680
Series 2020-5058 Class BE, 3% 11/25/50	894,134	769,682
Series 2021-5169 Class TP, 2.5% 6/25/49	360,897	306,943
Series 2021-5175 Class CB, 2.5% 4/25/50	1,107,741	951,222
Series 2021-5180 Class KA, 2.5% 10/25/47	224,148	195,617
Series 2022-5189:
Class DA, 2.5% 5/25/49	231,748	197,392
Class TP, 2.5% 5/25/49	370,638	315,686
Series 2022-5190:
Class BA, 2.5% 11/25/47	219,225	191,200
Class CA, 2.5% 5/25/49	310,783	264,646
Series 2022-5191 Class CA, 2.5% 4/25/50	264,285	225,316
Series 2022-5197:
Class A, 2.5% 6/25/49	310,784	264,646
Class DA, 2.5% 11/25/47	166,464	145,304
Series 2022-5198 Class BA, 2.5% 11/25/47	802,294	711,265
Series 2022-5199 Class 0, 3% 5/25/48	10,816,145	9,749,468
Series 2022-5200 Class C, 3% 5/25/48	2,231,928	2,023,109
Series 2022-5201 Class EB, 3% 2/25/48	6,919,875	6,281,217
Series 2022-5202:
Class AG, 3% 1/25/49	289,531	260,808
Class LB, 2.5% 10/25/47	177,711	155,342
Class UA, 3% 4/25/50	2,154,857	1,915,142
Series 2022-5248 Class A, 4% 4/15/48	1,344,758	1,286,795
Series 2114 Class ZM, 6% 1/15/29	4,474	4,508
Series 2135 Class JE, 6% 3/15/29	13,920	14,114
Series 2274 Class ZM, 6.5% 1/15/31	10,333	10,386
Series 2281 Class ZB, 6% 3/15/30	6,448	6,493
Series 2357 Class ZB, 6.5% 9/15/31	23,316	23,660
Series 2502 Class ZC, 6% 9/15/32	21,859	22,241
Series 3871 Class KB, 5.5% 6/15/41	151,755	154,926
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1608% 2/15/36 (b)(j)(l)	13,524	1,089
Series 2013-4281 Class AI, 4% 12/15/28 (j)	5,118	36
Series 2017-4683 Class LM, 3% 5/15/47	223,526	208,774
Series 2020-5000 Class BA, 2% 4/25/45	720,758	639,876
Series 2020-5041 Class LB, 3% 11/25/40	542,877	486,055
Series 2021-5083 Class VA, 1% 8/15/38	949,524	884,844
Series 2021-5133 Class BA, 1.5% 7/25/41	2,482,465	1,905,187
Series 2021-5176 Class AG, 2% 1/25/47	833,302	710,737
Series 2021-5182 Class A, 2.5% 10/25/48	1,454,517	1,266,010
Series 2022-5207 Class PA, 3% 6/25/51	5,067,730	4,479,624
Series 2022-5210 Class AB, 3% 1/25/42	1,522,419	1,384,885
Series 2022-5214 Class CB, 3.25% 4/25/52	3,871,990	3,533,609
Series 2380 Class SY, 8.080% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.7608% 11/15/31 (b)(j)(l)	25,306	856
Series 2587 Class IM, 6.5% 3/15/33 (j)	11,044	1,800
Series 2933 Class ZM, 5.75% 2/15/35	138,877	141,257
Series 2935 Class ZK, 5.5% 2/15/35	143,690	145,071
Series 2947 Class XZ, 6% 3/15/35	71,490	72,835
Series 2996 Class ZD, 5.5% 6/15/35	90,129	90,718
Series 3237 Class C, 5.5% 11/15/36	118,783	118,708
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2208% 11/15/36 (b)(j)(l)	44,000	3,743
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1408% 6/15/37 (b)(j)(l)	34,172	3,482
Series 3949 Class MK, 4.5% 10/15/34	26,288	25,652
Series 4055 Class BI, 3.5% 5/15/31 (j)	12,591	122
Series 4149 Class IO, 3% 1/15/33 (j)	18,044	1,331
Series 4314 Class AI, 5% 3/15/34 (j)	3,646	69
Series 4427 Class LI, 3.5% 2/15/34 (j)	85,796	4,307
Series 4471 Class PA 4% 12/15/40	110,143	106,940
target amortization class Series 2017-4692 Class KB, 4% 10/15/46	371,779	354,828
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	12,185	12,234
Freddie Mac Multi-family Structured pass-thru certificates:
planned amortization class Series 2021-5165 Class PC, 1.5% 11/25/51	553,779	453,736
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	354,994	303,235
Class GC, 2% 11/25/47	179,323	150,877
Series 2021-5164 Class M, 2.5% 7/25/48	362,200	309,450
Series 4386 Class AZ, 4.5% 11/15/40	345,871	331,755
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.2542% 6/16/37 (b)(j)(l)	20,660	1,883
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7811% 7/20/60 (b)(c)(m)	47,319	47,074
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7629% 9/20/60 (b)(c)(m)	44,349	44,056
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7629% 8/20/60 (b)(c)(m)	40,442	40,192
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9629% 4/20/61 (b)(c)(m)	12,624	12,580
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 6.1129% 5/20/61 (b)(c)(m)	1,650	1,636
Series 2019-11 Class F, CME Term SOFR 1 Month Index + 0.510% 5.8343% 1/20/49 (b)(c)	79,018	77,767
Series 2019-128 Class FH, CME Term SOFR 1 Month Index + 0.610% 5.9343% 10/20/49 (b)(c)	127,694	124,038
Series 2019-23 Class NF, CME Term SOFR 1 Month Index + 0.560% 5.8843% 2/20/49 (b)(c)	253,868	248,045
planned amortization class:
Series 2011-136 Class WI, 4.5% 5/20/40 (j)	6,944	417
Series 2016-69 Class WA, 3% 2/20/46	103,330	93,174
Series 2017-134 Class BA, 2.5% 11/20/46	38,278	34,175
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	59,862	58,444
Series 2010-160 Class DY, 4% 12/20/40	340,589	326,085
Series 2010-170 Class B, 4% 12/20/40	75,203	71,904
Series 2017-139 Class BA, 3% 9/20/47	413,904	366,256
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.0642% 5/16/34 (b)(j)(l)	37,363	2,312
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.7642% 8/17/34 (b)(j)(l)	12,235	915
Series 2011-52 Class HI, 7% 4/16/41 (j)	134,396	19,221
Series 2013-149 Class MA, 2.5% 5/20/40	214,066	205,745
Series 2015-H13 Class HA, 2.5% 8/20/64 (m)	2,744	2,612
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.16% 8/20/66 (b)(c)(m)	324,839	323,444
TOTAL U.S. GOVERNMENT AGENCY		119,178,525
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $131,972,689)		131,260,485

Commercial Mortgage Securities - 19.0%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 6.468% 1/15/39 (b)(c)(i)	1,800,000	1,776,375
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (i)	259,000	239,290
BANK:
sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	1,557,188	1,462,683
Series 2018-BN10:
Class A4, 3.428% 2/15/61	398,505	376,625
Class ASB, 3.641% 2/15/61	687,656	667,478
Series 2018-BN15 Class A3, 4.138% 11/15/61	2,450,553	2,360,851
Series 2019-BN19 Class ASB, 3.071% 8/15/61	1,100,000	1,041,049
Series 2020-BN26 Class ASB, 2.313% 3/15/63	2,500,000	2,305,683
Series 2020-BN25 Class XB, 0.4392% 1/15/63 (b)(j)	6,959,678	151,527
Series 2021-BN33 Class XA, 1.0526% 5/15/64 (b)(j)	4,826,030	244,403
Bank 2018-Bnk13 sequential payer Series 2018-BN13 Class A4, 3.953% 8/15/61	600,000	570,645
BANK Trust sequential payer Series 2017-BNK5:
Class A5, 3.39% 6/15/60	1,480,783	1,393,031
Class ASB, 3.179% 6/15/60	409,156	396,457
Bank5 2023-5Yr3 sequential payer Series 2023-5YR3 Class A3, 6.724% 9/15/56	800,000	845,572
BBCMS Mortgage Trust sequential payer:
Series 2021-C9 Class ASB, 1.96% 2/15/54	2,200,000	1,971,606
Series 2023-C21 Class A3, 6.2963% 9/15/56 (b)	400,000	418,645
Benchmark 2023-V3 Mtg Trust:
sequential payer Series 2023-V3 Class A3, 6.3629% 7/15/56	1,615,000	1,685,798
Series 2023-V3 Class XA, 0.8143% 7/15/56 (b)	44,606,127	1,385,997
Benchmark 2024-V5 Mortgage Trust sequential payer Series 2024-V5 Class A3, 5.8053% 1/10/57	8,300,000	8,519,976
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B2 Class ASB, 3.7802% 2/15/51	660,963	645,308
Series 2021-B25 Class ASB, 2.271% 4/15/54	4,000,000	3,538,379
Series 2019-B14 Class XA, 0.7701% 12/15/62 (b)(j)	12,790,467	324,011
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.1825% 9/15/26 (b)(c)(i)	752,731	726,586
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.6422% 3/15/41 (b)(c)(i)	2,676,000	2,673,874
BMO Mortgage Trust:
sequential payer Series 2023-5C1 Class A3, 6.534% 8/15/56	6,100,000	6,381,308
Series 2023-C6 Class XA, 0.7866% 9/15/56 (b)(j)	19,080,121	1,060,019
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 7.2156% 4/15/37 (b)(c)(i)	4,039,509	4,051,995
BX Commercial Mortgage Trust:
floater:
Series 2019-XL Class C, CME Term SOFR 1 Month Index + 1.360% 6.6821% 10/15/36 (b)(c)(i)	1,022,933	1,021,015
Series 2021-LBA Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2325% 2/15/36 (b)(c)(i)	154,000	152,941
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.0848% 5/1/38 (b)(c)(i)	529,080	523,810
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.8086% 4/15/37 (b)(c)(i)	247,257	247,257
Series 2023-XL3 Class B, CME Term SOFR 1 Month Index + 2.190% 7.5085% 12/9/40 (b)(c)(i)	270,000	272,109
Series 2019-OC11 Class XA, 0.742% 12/9/41 (b)(i)(j)	114,700,000	4,016,221
BX Commercial Mortgage Trust 2024-Xl4 floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7597% 2/15/39 (b)(c)(i)	6,983,000	6,983,000
BX Commerical Mortgage Trust floater sequential payer Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1025% 6/15/38 (b)(c)(i)	2,366,636	2,344,449
BX Trust:
floater Series 2022-IND Class B, CME Term SOFR 1 Month Index + 1.940% 7.2576% 4/15/37 (b)(c)(i)	4,025,778	4,024,512
floater sequential payer Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 1/15/34 (b)(c)(i)	3,571,546	3,544,760
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, CME Term SOFR 1 Month Index + 1.360% 6.685% 12/15/37 (b)(c)(i)	1,650,000	1,649,484
CD Mortgage Trust sequential payer Series 2017-CD5 Class A3, 3.171% 8/15/50	750,000	695,715
CFCRE Commercial Mortgage Trust sequential payer Series 2016-C7 Class A2, 3.5853% 12/10/54	1,583,583	1,494,254
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3825% 11/15/36 (b)(c)(i)	192,502	190,331
Class B, CME Term SOFR 1 Month Index + 1.360% 6.6825% 11/15/36 (b)(c)(i)	246,797	237,949
Cgms Commercial Mortgage Trust sequential payer Series 2017-B1 Class A3, 3.197% 8/15/50	4,838,234	4,508,791
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2016-C1 Class A4, 3.209% 5/10/49	8,600,000	8,177,185
Series 2016-P4 Class A4, 2.902% 7/10/49	3,389,000	3,168,684
Series 2017-P7 Class AAB, 3.509% 4/14/50	595,562	581,203
Series 2015-GC27 Class A5, 3.137% 2/10/48	3,100,000	3,041,298
Series 2015-GC33 Class XA, 0.8676% 9/10/58 (b)(j)	7,565,229	77,776
Series 2016-P6 Class XA, 0.555% 12/10/49 (b)(j)	6,129,225	74,660
Series 2019-GC41 Class XA, 1.0393% 8/10/56 (b)(j)	5,004,922	181,777
Citigroup Commercial Mtg Trust 2018-C6 sequential payer Series 2018-C6 Class A3, 4.145% 11/10/51	1,500,000	1,374,850
COMM Mortgage Trust:
sequential payer:
Series 2015-CR24 Class A5, 3.696% 8/10/48	1,230,000	1,193,589
Series 2017-CD4 Class ASB, 3.317% 5/10/50	277,079	268,498
Series 2014-CR20 Class XA, 0.9224% 11/10/47 (b)(j)	1,723,639	2,980
Series 2014-LC17 Class XA, 0.645% 10/10/47 (b)(j)	5,052,614	6,393
Series 2014-UBS6 Class XA, 0.8226% 12/10/47 (b)(j)	4,013,407	10,402
Commercial Mortgage Trust sequential payer Series 2018-CD7 Class ASB, 4.213% 8/15/51	218,558	212,829
Credit Suisse Mortgage Trust floater Series 2019-ICE4:
Class A, CME Term SOFR 1 Month Index + 1.020% 6.345% 5/15/36 (b)(c)(i)	5,968,152	5,968,201
Class B, CME Term SOFR 1 Month Index + 1.270% 6.595% 5/15/36 (b)(c)(i)	3,092,307	3,091,813
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C4 Class A3, 3.5438% 11/15/48	1,753,330	1,705,255
Series 2017-CX10 Class ASB, 3.3269% 11/15/50	264,504	257,393
DBJPM Mortgage Trust sequential payer Series 2017-C6 Class ASB, 3.121% 6/10/50	495,348	479,607
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2 Class A, 6.038% 1/15/41 (b)(i)	163,000	160,555
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1335% 11/15/38 (b)(c)(i)	3,555,861	3,520,302
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5527% 11/15/38 (b)(c)(i)	2,207,431	2,183,287
Extended Stay America Trust floater Series 2021-ESH Class A, CME Term SOFR 1 Month Index + 1.190% 6.5125% 7/15/38 (b)(c)(i)	419,222	418,699
Fannie Mae sequential payer:
Series 2019-M5 Class A2, 3.273% 2/25/29	2,910,120	2,736,698
Series 2023-M6 Class A2, 4.19% 7/25/28 (b)	10,000,000	9,746,070
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	52,815	51,358
Series 2016-K055 Class A2, 2.673% 3/25/26	19,000,000	18,190,087
Series 2018-K732 Class A2, 3.7% 5/25/25	3,950,417	3,882,035
Series 2019-K088 Class A2, 3.69% 1/25/29	5,500,000	5,254,677
Series 2019-K735 Class A2, 2.862% 5/25/26	4,885,916	4,688,793
Series 2020-K115 Class A2, 1.383% 6/25/30	35,000	28,679
Series 2020-K117 Class A2, 1.406% 8/25/30	1,600,000	1,307,341
Series 2021-K124 Class A2, 1.658% 12/25/30	15,000	12,339
Series 2021-K127 Class A2, 2.108% 1/25/31	2,132,829	1,805,996
Series 2022-K750 Class A2, 3% 9/25/29	8,437,000	7,765,074
Series 2023-K751 Class A2, 4.412% 3/25/30	200,000	196,261
Series 2023-K752 Class A2, 4.284% 7/25/30	21,700,000	21,116,344
Series 2023-K753 Class A2, 4.4% 10/25/30	4,600,000	4,500,076
Series 2023-K754 Class A2, 4.94% 11/25/30	1,300,000	1,310,102
Series K065 Class A2, 3.243% 4/25/27	8,265,000	7,919,414
Series 2020-K119 Class A2, 1.566% 9/25/30	35,000	28,818
Series 2022 K748 Class A2, 2.26% 1/25/29	17,010,000	15,186,890
Series K086 Class A2, 3.859% 11/25/28	1,869,000	1,799,766
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.3825% 9/15/31 (b)(c)(i)	1,700,771	1,692,908
Series 2018-HART Class A, CME Term SOFR 1 Month Index + 1.140% 6.463% 10/15/31 (b)(c)(i)	27,482	26,795
Series 2021-IP Class A, CME Term SOFR 1 Month Index + 1.060% 6.3825% 10/15/36 (b)(c)(i)	512,351	504,998
sequential payer:
Series 2015-GC30 Class A4, 3.382% 5/10/50	2,619,000	2,535,472
Series 2017-GS8 Class AAB, 3.313% 11/10/50	309,121	299,960
Series 2018-GS10:
Class A4, 3.89% 7/10/51	1,500,000	1,416,652
Class A5, 4.155% 7/10/51	400,000	371,506
Class AAB, 4.106% 7/10/51	172,296	167,645
Series 2018-GS9 Class A4, 3.992% 3/10/51	2,036,548	1,891,359
Series 2019-GC38 Class A3, 3.703% 2/10/52	1,400,000	1,312,899
Series 2020-GC45 Class AAB, 2.8428% 2/13/53	600,000	559,466
Series 2014-GC20 Class XA, 0.8435% 4/10/47 (b)(j)	412,967	18
Series 2015-GC34 Class XA, 1.1931% 10/10/48 (b)(j)	3,649,314	52,887
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8066% 8/15/39 (b)(c)(i)	816,405	820,742
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2015-C33 Class A3, 3.5043% 12/15/48	533,055	515,288
Series 2014-C19 Class XA, 5.9231% 4/15/47 (b)(j)	398,281	99
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/49	2,255,137	2,190,673
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C4 Class ASB, 2.9941% 12/15/49	143,345	138,496
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (i)	443,741	401,031
Class XAFX, 1.116% 7/5/33 (b)(i)(j)	3,810,547	94,197
LCCM Mortgage Loan Trust sequential payer Series 2017-LC26 Class A3, 3.289% 7/12/50 (i)	126,923	119,942
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 7/15/38 (b)(c)(i)	332,189	329,282
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.0274% 10/15/48 (b)(j)	4,315,951	42,311
Morgan Stanley Bank of America Merrill Lynch Trust sequential payer Series 2017-C34 Class ASB, 3.354% 11/15/52	688,320	665,852
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, CME Term SOFR 1 Month Index + 0.890% 6.215% 8/15/33 (b)(c)(i)	704,715	581,412
sequential payer:
Series 2017-HR2:
Class A3, 3.33% 12/15/50	594,551	555,984
Class A4, 3.587% 12/15/50	560,000	525,506
Series 2018-L1:
Class A3, 4.139% 10/15/51	5,000,000	4,782,757
Class ASB, 4.238% 10/15/51	3,507,517	3,415,956
Series 2019-L2 Class A3, 3.806% 3/15/52	7,100,000	6,643,921
Series 2019-MEAD Class A, 3.17% 11/10/36 (i)	562,697	528,368
Series 2019-MEAD Class B, 3.1771% 11/10/36 (b)(i)	81,443	74,367
Series 2021-L6 Class XA, 1.2063% 6/15/54 (b)(j)	1,065,237	56,974
NJ Trust 2023-GSP sequential payer Series 2023-GSP Class A, 6.4808% 1/6/29 (b)(i)	1,100,000	1,134,591
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.4067% 10/15/28 (b)(c)(i)	474,604	476,383
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9165% 10/15/36 (b)(c)(i)	4,164,084	4,101,622
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.009% 7/15/36 (b)(c)(i)	2,406,000	2,377,429
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1629% 11/15/38 (b)(c)(i)	1,017,825	1,013,218
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5119% 11/15/38 (b)(c)(i)	907,894	898,817
Ubs Commercial Mortgage Trust sequential payer Series 2017-C4 Class ASB, 3.366% 10/15/50	515,906	500,266
UBS Commercial Mortgage Trust:
sequential payer:
Series 2017-C7 Class ASB, 3.586% 12/15/50	1,611,137	1,565,098
Series 2018-C12 Class A4, 4.0299% 8/15/51	1,476,981	1,407,270
Series 2018-C9 Class A4, 4.117% 3/15/51	300,000	279,773
Series 2017-C7 Class XA, 0.9871% 12/15/50 (b)(j)	5,236,078	156,703
Wells Fargo Commercial Mortgage sequential payer Series 2018-C45 Class ASB, 4.147% 6/15/51	4,157,919	4,068,782
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6325% 5/15/31 (b)(c)(i)	13,457,000	13,188,030
sequential payer:
Series 2012-C41 Class A3, 3.21% 11/15/50	5,000,000	4,659,162
Series 2017-C38 Class ASB, 3.261% 7/15/50	249,019	242,548
Series 2017-C40 Class A3, 3.317% 10/15/50	6,565,000	6,177,096
Series 2017-C42 Class ASB, 3.488% 12/15/50	257,580	250,761
Series 2018-C46 Class ASB, 4.086% 8/15/51	2,324,929	2,270,214
Series 2018-C47:
Class A3, 4.175% 9/15/61	4,823,146	4,649,953
Class ASB, 4.365% 9/15/61	935,583	918,933
Series 2015-C31 Class XA, 0.9486% 11/15/48 (b)(j)	3,804,275	43,814
Series 2017-C42 Class XA, 0.8595% 12/15/50 (b)(j)	7,333,706	193,318
Series 2018-C46 Class XA, 0.9198% 8/15/51 (b)(j)	3,739,287	82,757
WF-RBS Commercial Mortgage Trust Series 2014-C24 Class XA, 0.8328% 11/15/47 (b)(j)	2,832,907	5,358
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $306,755,758)		306,783,442

Money Market Funds - 14.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (n) (Cost $228,030,505)	227,984,908	228,030,505

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	2,600,000	91,036
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.778% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	5,300,000	177,484
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.3525% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	15,900,000	810,294
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.8225% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	8,300,000	265,252

TOTAL PUT OPTIONS			1,344,066
Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.7375% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	2,600,000	94,702
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.778% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	5,300,000	201,780
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.3525% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	15,900,000	340,523
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.8225% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	8,300,000	332,552

TOTAL CALL OPTIONS			969,557
TOTAL PURCHASED SWAPTIONS (Cost $2,336,198)			2,313,623

TOTAL INVESTMENT IN SECURITIES - 176.9% (Cost $2,869,113,836)	2,850,950,718
NET OTHER ASSETS (LIABILITIES) - (76.9)%	(1,239,312,831)
NET ASSETS - 100.0%	1,611,637,887

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 3/1/54	(23,775,000)	(19,348,238)
2% 3/1/54	(900,000)	(732,425)
2% 3/1/54	(36,850,000)	(29,988,751)
2% 3/1/54	(30,750,000)	(25,024,535)
2% 3/1/54	(3,075,000)	(2,502,453)
2% 3/1/54	(1,225,000)	(996,912)
2% 3/1/54	(14,025,000)	(11,413,629)
2% 3/1/54	(11,875,000)	(9,663,946)
2.5% 3/1/54	(900,000)	(761,546)
2.5% 3/1/54	(13,000,000)	(11,000,105)
3% 3/1/54	(7,850,000)	(6,884,054)
3% 3/1/54	(32,200,000)	(28,237,777)
6.5% 3/1/54	(16,700,000)	(16,928,321)
6.5% 3/1/54	(17,300,000)	(17,536,524)

TOTAL GINNIE MAE		(181,019,216)

Uniform Mortgage Backed Securities
2% 3/1/54	(7,000,000)	(5,502,356)
2% 3/1/54	(47,350,000)	(37,219,505)
2% 3/1/54	(10,500,000)	(8,253,533)
2% 3/1/54	(73,300,000)	(57,617,524)
2% 3/1/54	(4,000,000)	(3,144,203)
2% 3/1/54	(1,300,000)	(1,021,866)
2% 3/1/54	(14,325,000)	(11,260,178)
2% 3/1/54	(18,000,000)	(14,148,914)
2% 3/1/54	(8,950,000)	(7,035,155)
2% 3/1/54	(2,350,000)	(1,847,219)
2% 3/1/54	(1,650,000)	(1,296,984)
2.5% 3/1/54	(29,600,000)	(24,318,250)
2.5% 3/1/54	(1,400,000)	(1,150,188)
2.5% 3/1/54	(10,500,000)	(8,626,406)
3% 3/1/54	(8,000,000)	(6,844,375)
3% 3/1/54	(28,550,000)	(24,425,864)
3% 3/1/54	(12,000,000)	(10,266,563)
3% 3/1/54	(2,400,000)	(2,053,313)
3% 3/1/54	(4,000,000)	(3,422,188)
3.5% 3/1/54	(3,000,000)	(2,668,711)
5% 3/1/54	(40,200,000)	(38,987,721)
5.5% 3/1/54	(5,700,000)	(5,638,992)
5.5% 3/1/54	(2,100,000)	(2,077,523)
5.5% 3/1/54	(2,375,000)	(2,349,580)
6% 3/1/54	(150,000)	(150,656)
6% 3/1/54	(1,500,000)	(1,506,563)
6% 3/1/54	(3,400,000)	(3,414,875)
6% 3/1/54	(2,900,000)	(2,912,688)
6% 3/1/54	(1,700,000)	(1,707,438)
6% 3/1/54	(8,300,000)	(8,336,313)
6% 3/1/54	(7,100,000)	(7,131,063)
6% 3/1/54	(1,200,000)	(1,205,250)
6.5% 3/1/54	(8,300,000)	(8,445,250)
6.5% 3/1/54	(3,600,000)	(3,663,000)
6.5% 3/1/54	(2,500,000)	(2,543,750)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(322,193,957)

TOTAL TBA SALE COMMITMENTS (Proceeds $503,867,586)		(503,213,173)

Written Swaptions
	Expiration Date	Notional Amount (a)	Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 4.04% and pay a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring November 2033.	11/16/28	3,000,000	(106,152)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.7675%, expiring September 2033.	9/20/28	2,500,000	(97,175)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.502% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring January 2034.	1/04/29	8,900,000	(393,998)

TOTAL PUT SWAPTIONS			(597,325)
Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and pay a fixed rate of 4.04%, expiring November 2033.	11/16/28	3,000,000	(145,131)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.7675 and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring September 2033.	9/20/28	2,500,000	(104,597)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.502% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring January 2034.	1/04/29	8,900,000	(327,058)

TOTAL CALL SWAPTIONS			(576,786)
TOTAL WRITTEN SWAPTIONS			(1,174,111)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	296	Jun 2024	60,606,000	31,779	31,779
CBOT Long Term U.S. Treasury Bond Contracts (United States)	13	Jun 2024	1,550,250	15,205	15,205
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	3	Jun 2024	383,625	5,571	5,571

TOTAL PURCHASED					52,555

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	322	Jun 2024	35,560,875	(103,385)	(103,385)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	914	Jun 2024	97,712,313	(187,489)	(187,489)

TOTAL SOLD					(290,874)

TOTAL FUTURES CONTRACTS					(238,319)
The notional amount of futures purchased as a percentage of Net Assets is 3.9%
The notional amount of futures sold as a percentage of Net Assets is 8.3%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $208,990,563.
Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	850,000	135,506	(244,486)	(108,980)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	260,000	41,449	(60,412)	(18,963)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	250,000	39,855	(56,165)	(16,310)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	130,000	20,724	(35,973)	(15,249)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	270,000	43,043	(66,508)	(23,465)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	480,000	76,521	(115,963)	(39,442)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	520,000	82,898	(122,102)	(39,204)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	300,000	47,826	(58,598)	(10,772)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	1,100,000	175,361	(182,450)	(7,089)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	560,000	89,275	(159,220)	(69,945)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	280,000	44,637	(78,931)	(34,294)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	280,000	44,637	(74,470)	(29,833)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	780,000	124,347	(188,167)	(63,820)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	390,000	62,173	(97,052)	(34,879)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	120,000	19,130	(28,566)	(9,436)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	80,000	12,754	(18,533)	(5,779)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,600,000	255,070	(269,319)	(14,249)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	2,000,000	318,838	(339,187)	(20,349)
CMBX N.A. BBB- Index Series 17		Dec 2056	Citigroup Global Markets Ltd.	(3%)	Monthly	1,200,000	164,286	(197,102)	(32,816)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly	400,000	54,762	(56,938)	(2,176)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,200,000	164,286	(169,722)	(5,436)

TOTAL BUY PROTECTION							2,017,378	(2,619,864)	(602,486)
Sell Protection
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	1,570,000	(28,914)	67,351	38,437
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	2,370,000	(43,647)	70,946	27,299
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	25,000,000	(460,408)	441,702	(18,706)

TOTAL SELL PROTECTION							(532,969)	579,999	47,030
TOTAL CREDIT DEFAULT SWAPS							1,484,409	(2,039,865)	(555,456)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Mar 2026	107,800,000	845,580	0	845,580
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.5%	Annual	LCH	Mar 2027	13,224,000	72,423	0	72,423
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Mar 2029	1,253,000	8,402	0	8,402
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Mar 2031	28,354,000	191,168	0	191,168
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Mar 2044	1,166,000	6,059	0	6,059
4%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Mar 2054	688,000	(4,688)	0	(4,688)
TOTAL INTEREST RATE SWAPS							1,118,944	0	1,118,944

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

For the period, the average monthly notional amount at value for swaps in the aggregate was $124,672,500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $3,741,639.
(e)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $10,293,532.

(f)
Security or a portion of the security has been segregated as collateral for open options and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $269,235.

(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,193,849.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $118,441,224 or 7.3% of net assets.

(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Level 3 security
(l)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(m)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	23,034,885	1,095,062,881	890,067,261	3,688,000	-	-	228,030,505	0.4%
Total	23,034,885	1,095,062,881	890,067,261	3,688,000	-	-	228,030,505

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	46,813,637	-	46,813,637	-

U.S. Government Agency - Mortgage Securities	2,064,967,139	-	2,064,967,139	-

Asset-Backed Securities	70,781,887	-	70,781,887	-

Collateralized Mortgage Obligations	131,260,485	-	131,260,478	7

Commercial Mortgage Securities	306,783,442	-	306,783,442	-

Money Market Funds	228,030,505	228,030,505	-	-

Purchased Swaptions	2,313,623	-	2,313,623	-
Total Investments in Securities:	2,850,950,718	228,030,505	2,622,920,206	7
Derivative Instruments: Assets
Futures Contracts	52,555	52,555	-	-
Swaps	3,141,010	-	3,141,010	-
Total Assets	3,193,565	52,555	3,141,010	-
Liabilities
Futures Contracts	(290,874)	(290,874)	-	-
Swaps	(537,657)	-	(537,657)	-
Written Swaptions	(1,174,111)	-	(1,174,111)	-
Total Liabilities	(2,002,642)	(290,874)	(1,711,768)	-
Total Derivative Instruments:	1,190,923	(238,319)	1,429,242	-
Other Financial Instruments:
TBA Sale Commitments	(503,213,173)	-	(503,213,173)	-
Total Other Financial Instruments:	(503,213,173)	-	(503,213,173)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	2,017,378	(532,969)
Total Credit Risk	2,017,378	(532,969)
Interest Rate Risk
Futures Contracts (b)	52,555	(290,874)
Purchased Swaptions (c)	2,313,623	0
Swaps (d)	1,123,632	(4,688)
Written Swaptions (e)	0	(1,174,111)
Total Interest Rate Risk	3,489,810	(1,469,673)
Total Value of Derivatives	5,507,188	(2,002,642)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(c)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.

(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).

(e)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,641,083,331)	$2,622,920,213
Fidelity Central Funds (cost $228,030,505)	228,030,505

Total Investment in Securities (cost $2,869,113,836)		$2,850,950,718
Cash		642,354
Receivable for investments sold		1,071,115
Receivable for premium on written options		1,202,540
Receivable for TBA sale commitments		503,867,586
Receivable for fund shares sold		44,605,410
Interest receivable		3,984,174
Distributions receivable from Fidelity Central Funds		1,727,897
Bi-lateral OTC swaps, at value		2,017,378
Prepaid expenses		5,335
Total assets		3,410,074,507
Liabilities
Payable for investments purchased
Regular delivery	$44,028,466
Delayed delivery	1,246,239,952
TBA sale commitments, at value	503,213,173
Payable for swaps	56,938
Payable for fund shares redeemed	2,454,667
Distributions payable	147,145
Bi-lateral OTC swaps, at value	532,969
Accrued management fee	387,649
Payable for daily variation margin on futures contracts	37,937
Payable for daily variation margin on centrally cleared swaps	93,730
Written options, at value (premium receivable $1,202,540)	1,174,111
Other payables and accrued expenses	69,883
Total Liabilities		1,798,436,620
Net Assets		$1,611,637,887
Net Assets consist of:
Paid in capital		$1,636,137,581
Total accumulated earnings (loss)		(24,499,694)
Net Assets		$1,611,637,887
Net Asset Value, offering price and redemption price per share ($1,611,637,887 ÷ 165,720,672 shares)		$9.73
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Interest		$21,779,697
Income from Fidelity Central Funds		3,688,000
Total Income		25,467,697
Expenses
Management fee	$1,524,569
Custodian fees and expenses	29,472
Independent trustees' fees and expenses	1,415
Registration fees	94,546
Audit	48,799
Legal	585
Miscellaneous	8,382
Total expenses before reductions	1,707,768
Expense reductions	(27,565)
Total expenses after reductions		1,680,203
Net Investment income (loss)		23,787,494
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(5,229,541)
Futures contracts	(515,111)
Swaps	(1,580,318)
Total net realized gain (loss)		(7,324,970)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(8,397,344)
Futures contracts	769,886
Swaps	665,042
Written options	28,429
TBA Sale commitments	1,730,104
Total change in net unrealized appreciation (depreciation)		(5,203,883)
Net gain (loss)		(12,528,853)
Net increase (decrease) in net assets resulting from operations		$11,258,641
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	For the period May 17, 2023 (commencement of operations) through August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,787,494	$9,167,462
Net realized gain (loss)	(7,324,970)	(439,408)
Change in net unrealized appreciation (depreciation)	(5,203,883)	(11,951,224)
Net increase (decrease) in net assets resulting from operations	11,258,641	(3,223,170)
Distributions to shareholders	(24,092,162)	(8,443,003)

Share transactions
Proceeds from sales of shares	918,328,303	895,252,107
Reinvestment of distributions	23,706,320	8,422,421
Cost of shares redeemed	(169,407,755)	(40,163,815)

Net increase (decrease) in net assets resulting from share transactions	772,626,868	863,510,713
Total increase (decrease) in net assets	759,793,347	851,844,540

Net Assets
Beginning of period	851,844,540	-
End of period	$1,611,637,887	$851,844,540

Other Information
Shares
Sold	93,347,898	90,712,836
Issued in reinvestment of distributions	2,452,224	857,249
Redeemed	(17,558,558)	(4,090,977)
Net increase (decrease)	78,241,564	87,479,108

Financial Highlights
Fidelity SAI Investment Grade Securitized Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.74	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.222	.126
Net realized and unrealized gain (loss)	(.005)	(.267)
Total from investment operations	.217	(.141)
Distributions from net investment income	(.227)	(.119)
Total distributions	(.227)	(.119)
Net asset value, end of period	$9.73	$9.74
Total Return D,E	2.27%	(1.42)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.33% H,I	.39% H,I,J
Expenses net of fee waivers, if any	.33% H,I	.35% I
Expenses net of all reductions	.33% H,I	.35% I
Net investment income (loss)	4.66% H,I	4.51% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,611,638	$851,845
Portfolio turnover rate K	865% I	280% L,M

AFor the period May 17, 2023 (commencement of operations) through August 31, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAudit fees are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

MAmount not annualized.

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024

1. Organization.
Fidelity SAI Investment Grade Securitized Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,710,764
Gross unrealized depreciation	(23,934,049)
Net unrealized appreciation (depreciation)	$(17,223,285)
Tax cost	$2,869,182,014

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,228,168)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity SAI Investment Grade Securitized Fund
Credit Risk
Swaps	(73,000)	(453,902)
Total Credit Risk	(73,000)	(453,902)
Interest Rate Risk
Futures Contracts	(515,111)	769,886
Purchased Options	33,750	(26,358)
Written Options	-	28,429
Swaps	(1,507,318)	1,118,944
Total Interest Rate Risk	(1,988,679)	1,890,901
Totals	(2,061,679)	1,436,999

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Investment Grade Securitized Fund	4,019,704,851	3,586,420,832

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity SAI Investment Grade Securitized Fund	55,367,924	543,713,017
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

During January 2024, the Board approved changes to the management fee effective March 1, 2024. The Fund will pay a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $7,527.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $20,038.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024

Fidelity® SAI Investment Grade Securitized Fund	.33%
Actual		$ 1,000	$ 1,022.70	$ 1.66
Hypothetical-B		$ 1,000	$ 1,023.22	$ 1.66

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan).The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure that eliminates the existing group fee schedule and fixes the management fee rate at the sum of the individual fee rate and the lowest marginal contractual group fee rate under the current management contract. The Board noted that shareholders in the affected funds are not currently impacted by changes in the group fee rates due to other arrangements such as fund expense caps or managed account fee crediting. The Board considered that the Management Contract would result in the same or lower fees for the fund.
Sub-Advisory Contracts. In connection with the Management Contract changes, the Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.9908922.100
IVG-SANN-0424
Fidelity® Conservative Income Bond Fund

Semi-Annual Report
February 29, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 29, 2024 (Unaudited)
Maturity Diversification (% of Fund's Investments)
Days
1 - 30	45.1
31 - 90	3.2
91 - 180	9.7
181 - 397	16.7
> 397	25.3

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets
Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 44.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.6%
Media - 0.3%
COX Communications, Inc. 3.85% 2/1/25 (b)	20,000,000	19,658,139
Wireless Telecommunication Services - 0.3%
Sprint Corp. 7.625% 2/15/25	20,000,000	20,244,504
TOTAL COMMUNICATION SERVICES		39,902,643
CONSUMER DISCRETIONARY - 3.9%
Automobiles - 3.6%
American Honda Finance Corp.:
4.95% 1/9/26	14,550,000	14,499,657
5.8% 10/3/25	20,100,000	20,290,551
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 5.8732% 4/1/24 (b)(c)(d)	28,838,000	28,847,690
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 6.1832% 4/1/25 (b)(c)(d)	26,951,000	27,088,585
Daimler Finance North America LLC:
0.75% 3/1/24 (b)	17,000,000	17,000,000
2.7% 6/14/24 (b)	3,000,000	2,976,128
4.95% 3/30/25 (b)	20,000,000	19,944,631
5.5% 11/27/24 (b)	12,000,000	11,993,371
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.300% 6.6319% 4/7/25 (c)(d)	20,225,000	20,367,936
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.1126% 3/8/24 (c)(d)	19,604,000	19,605,188
Volkswagen Group of America Finance LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 6.3031% 6/7/24 (b)(c)(d)	25,400,000	25,447,854
5.8% 9/12/25 (b)	18,050,000	18,126,793
		226,188,384
Broadline Retail - 0.3%
Amazon.com, Inc. 0.45% 5/12/24	20,000,000	19,812,860
TOTAL CONSUMER DISCRETIONARY		246,001,244
CONSUMER STAPLES - 1.4%
Beverages - 0.2%
PepsiCo, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 5.7136% 11/12/24 (c)(d)	15,255,000	15,269,869
Consumer Staples Distribution & Retail - 0.4%
Dollar General Corp. 4.25% 9/20/24	24,750,000	24,540,678
Tobacco - 0.8%
BAT Capital Corp. 3.222% 8/15/24	22,000,000	21,740,385
Philip Morris International, Inc.:
2.875% 5/1/24	14,000,000	13,934,959
5.125% 11/15/24	12,000,000	11,969,242
		47,644,586
TOTAL CONSUMER STAPLES		87,455,133
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Devon Energy Corp. 5.25% 9/15/24	24,973,000	24,897,680
MPLX LP 4.875% 12/1/24	16,370,000	16,276,216
		41,173,896
FINANCIALS - 31.6%
Banks - 18.9%
AIB Group PLC 4.263% 4/10/25 (b)(c)	19,500,000	19,453,221
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7599% 6/14/24 (c)(d)	23,400,000	23,394,150
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.100% 6.424% 4/25/25 (c)(d)	9,760,000	9,770,324
3.458% 3/15/25 (c)	18,300,000	18,285,434
3.841% 4/25/25 (c)	29,200,000	29,110,805
Bank of America NA 5.65% 8/18/25	18,000,000	18,129,989
Bank of Montreal:
4.25% 9/14/24	19,016,000	18,872,084
5.92% 9/25/25	18,400,000	18,590,315
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.440% 5.774% 4/15/24 (c)(d)	29,350,000	29,352,055
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.7004% 7/31/24 (c)(d)	26,000,000	26,021,618
5.45% 6/12/25	19,000,000	19,008,430
Banque Federative du Credit Mutuel SA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.410% 5.7287% 2/4/25 (b)(c)(d)	10,000,000	10,001,300
Barclays PLC 2.852% 5/7/26 (c)	19,000,000	18,368,594
BPCE SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.899% 1/14/25 (b)(c)(d)	14,031,000	14,051,626
2.375% 1/14/25 (b)	8,819,000	8,563,218
Canadian Imperial Bank of Commerce U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 6.2719% 4/7/25 (c)(d)	26,960,000	27,115,816
Citibank NA 5.864% 9/29/25	18,100,000	18,312,655
Citigroup, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 6.0064% 10/30/24 (c)(d)	15,000,000	15,016,650
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.370% 6.6826% 5/24/25 (c)(d)	24,955,000	25,033,950
0.981% 5/1/25 (c)	21,663,000	21,473,645
3.352% 4/24/25 (c)	17,000,000	16,935,428
Credit Agricole SA 3.875% 4/15/24 (b)	19,500,000	19,455,364
Danske Bank A/S:
6.259% 9/22/26 (b)(c)	19,000,000	19,195,883
6.466% 1/9/26 (b)(c)	20,321,000	20,401,186
DNB Bank ASA:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 6.1756% 3/28/25 (b)(c)(d)	27,000,000	27,006,683
0.856% 9/30/25 (b)(c)	16,250,000	15,786,359
2.968% 3/28/25 (b)(c)	10,200,000	10,179,459
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 5.7388% 5/21/24 (b)(c)(d)	25,121,000	25,132,234
HSBC Holdings PLC:
2.633% 11/7/25 (c)	19,000,000	18,581,947
3.803% 3/11/25 (c)	10,500,000	10,494,723
4.18% 12/9/25 (c)	20,000,000	19,727,107
Huntington National Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.190% 6.4997% 5/16/25 (c)(d)	25,700,000	25,683,295
4.008% 5/16/25 (c)	9,375,000	9,317,548
ING Groep NV 3.55% 4/9/24	4,892,000	4,880,360
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 6.3202% 6/14/25 (c)(d)	25,155,000	25,199,601
0.824% 6/1/25 (c)	18,660,000	18,414,086
0.969% 6/23/25 (c)	20,000,000	19,691,598
1.561% 12/10/25 (c)	12,129,000	11,746,719
2.301% 10/15/25 (c)	5,000,000	4,899,429
3.22% 3/1/25 (c)	19,163,000	19,161,426
5.546% 12/15/25 (c)	9,000,000	8,999,643
KeyBank NA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 5.6702% 6/14/24 (c)(d)	28,390,000	28,274,488
Lloyds Banking Group PLC 3.9% 3/12/24	11,900,000	11,894,714
Mitsubishi UFJ Financial Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.380% 6.7373% 9/12/25 (c)(d)	20,000,000	20,104,748
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.650% 6.9772% 7/18/25 (c)(d)	25,000,000	25,119,258
0.953% 7/19/25 (c)	24,800,000	24,344,683
4.788% 7/18/25 (c)	21,313,000	21,222,459
5.063% 9/12/25 (c)	18,000,000	17,924,206
Mizuho Financial Group, Inc. 2.555% 9/13/25 (c)	21,800,000	21,430,303
Morgan Stanley Bank, West Valley City Utah:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 6.4863% 10/30/26 (c)(d)	16,100,000	16,330,391
5.479% 7/16/25	19,500,000	19,581,015
NatWest Markets PLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 6.7976% 3/22/25 (b)(c)(d)	17,169,000	17,336,054
Rabobank Nederland:
1.339% 6/24/26 (b)(c)	16,360,000	15,459,189
2.625% 7/22/24 (b)	12,200,000	12,059,566
Royal Bank of Canada 4.95% 4/25/25	19,000,000	18,943,809
Svenska Handelsbanken AB 0.55% 6/11/24 (b)	12,400,000	12,227,386
Swedbank AB U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 6.2456% 4/4/25 (b)(c)(d)	16,717,000	16,764,366
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 5.7128% 3/4/24 (c)(d)	32,800,000	32,800,000
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2626% 3/8/24 (c)(d)	23,752,000	23,753,900
3.25% 3/11/24	16,000,000	15,992,799
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.7522% 6/9/25 (c)(d)	27,500,000	27,425,527
U.S. Bancorp 1.45% 5/12/25	17,000,000	16,266,538
Wells Fargo & Co.:
0.805% 5/19/25 (c)	12,850,000	12,696,597
3.3% 9/9/24	22,100,000	21,842,040
Wells Fargo Bank NA U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 6.12% 8/1/25 (c)(d)	15,390,000	15,444,160
		1,204,054,153
Capital Markets - 5.3%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 6.0106% 5/24/24 (b)(c)(d)	32,000,000	32,023,644
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.710% 6.0487% 1/7/25 (b)(c)(d)	31,450,000	31,429,753
0.914% 8/19/24 (b)	14,250,000	13,898,587
5.684% 2/23/26 (b)	20,750,000	20,740,040
Credit Suisse AG U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 6.5688% 2/21/25 (c)(d)	21,200,000	21,267,016
Deutsche Bank AG New York Branch 3.961% 11/26/25 (c)	12,211,000	12,012,957
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 6.7399% 3/15/24 (c)(d)	25,953,000	25,962,135
3% 3/15/24	12,538,000	12,526,339
4% 3/3/24	24,000,000	24,000,000
5.7% 11/1/24	30,000,000	30,016,689
Intercontinental Exchange, Inc. 3.65% 5/23/25	19,000,000	18,623,072
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 6.4929% 4/17/25 (c)(d)	26,956,000	26,985,056
0.79% 5/30/25 (c)	20,000,000	19,718,512
3.7% 10/23/24	12,100,000	11,951,594
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7642% 8/9/24 (b)(c)(d)	17,225,000	17,240,503
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 5.799% 1/13/25 (b)(c)(d)	20,750,000	20,759,018
		339,154,915
Consumer Finance - 3.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	26,090,000	25,384,645
3.5% 1/15/25	23,378,000	22,927,304
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.720% 6.0387% 5/3/24 (c)(d)	21,545,000	21,564,160
3.625% 12/5/24	20,000,000	19,729,203
3.95% 8/1/25	11,739,000	11,533,021
6.338% 10/30/26 (c)	16,006,000	16,249,550
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 6.6652% 5/9/25 (c)(d)	25,611,000	25,642,237
3.3% 10/30/24	6,000,000	5,908,624
4.166% 5/9/25 (c)	9,600,000	9,562,122
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.550% 5.8597% 10/16/24 (c)(d)	20,000,000	20,045,800
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9676% 3/22/24 (c)(d)	26,000,000	26,005,460
5.6% 9/11/25	18,000,000	18,154,889
		222,707,015
Financial Services - 1.1%
Brixmor Operating Partnership LP 3.85% 2/1/25	14,250,000	13,978,045
CNH Industrial Capital LLC:
3.95% 5/23/25	10,170,000	9,980,209
5.45% 10/14/25	19,000,000	19,020,931
DH Europe Finance II SARL 2.2% 11/15/24	24,149,000	23,603,610
		66,582,795
Insurance - 2.8%
Equitable Financial Life Global Funding:
0.8% 8/12/24 (b)	9,235,000	9,037,573
1.1% 11/12/24 (b)	20,500,000	19,833,804
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	11,900,000	11,893,401
MassMutual Global Funding II 2.95% 1/11/25 (b)	12,300,000	12,045,755
New York Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.430% 5.7841% 6/6/24 (b)(c)(d)	26,200,000	26,215,580
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.7103% 4/12/24 (b)(c)(d)	30,000,000	29,997,000
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7794% 4/12/24 (b)(c)(d)	19,254,000	19,262,544
Protective Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 6.3256% 3/28/25 (b)(c)(d)	28,000,000	28,168,499
Willis Group North America, Inc. 3.6% 5/15/24	20,900,000	20,806,441
		177,260,597
TOTAL FINANCIALS		2,009,759,475
HEALTH CARE - 1.8%
Biotechnology - 0.6%
AbbVie, Inc. 2.6% 11/21/24	20,000,000	19,586,031
Amgen, Inc. 3.625% 5/22/24	16,000,000	15,925,866
		35,511,897
Health Care Providers & Services - 1.0%
CVS Health Corp. 3.375% 8/12/24	20,000,000	19,781,029
Elevance Health, Inc. 3.35% 12/1/24	26,500,000	26,049,861
Humana, Inc. 3.85% 10/1/24	18,900,000	18,696,533
		64,527,423
Pharmaceuticals - 0.2%
Bristol-Myers Squibb Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.490% 5.7995% 2/20/26 (c)(d)	11,132,000	11,171,759
TOTAL HEALTH CARE		111,211,079
INDUSTRIALS - 2.0%
Building Products - 0.2%
Carrier Global Corp. 5.8% 11/30/25	10,888,000	10,964,718
Industrial Conglomerates - 0.5%
Siemens Financieringsmaatschappij NV U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 5.7822% 3/11/24 (b)(c)(d)	32,000,000	32,001,046
Machinery - 0.9%
Caterpillar Financial Services Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7611% 11/14/24 (c)(d)	25,000,000	25,041,926
Daimler Trucks Finance North America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 6.3337% 4/5/24 (b)(c)(d)	20,950,000	20,961,848
5.2% 1/17/25 (b)	6,190,000	6,171,511
Parker Hannifin Corp. 3.65% 6/15/24	5,000,000	4,971,336
		57,146,621
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
0.8% 8/18/24	15,076,000	14,724,412
2.3% 2/1/25	11,263,000	10,907,906
		25,632,318
TOTAL INDUSTRIALS		125,744,703
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 5.5932% 10/1/24 (c)(d)	9,050,000	9,049,523
MATERIALS - 0.3%
Chemicals - 0.3%
Celanese U.S. Holdings LLC 6.05% 3/15/25	19,000,000	19,047,015
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.7%
NNN (REIT), Inc. 3.9% 6/15/24	9,500,000	9,448,324
Simon Property Group LP 3.375% 10/1/24	19,000,000	18,761,368
Ventas Realty LP 2.65% 1/15/25	16,000,000	15,556,938
		43,766,630
Real Estate Management & Development - 0.3%
Essex Portfolio LP 3.875% 5/1/24	19,000,000	18,923,186
TOTAL REAL ESTATE		62,689,816
UTILITIES - 1.0%
Electric Utilities - 0.5%
DTE Electric Co. 3.65% 3/15/24	3,522,000	3,519,943
Southern California Edison Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 6.1732% 4/1/24 (c)(d)	25,000,000	25,012,748
		28,532,691
Multi-Utilities - 0.5%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.963% 5/13/24 (c)(d)	10,397,000	10,398,642
DTE Energy Co. 2.529% 10/1/24	23,413,000	22,962,408
		33,361,050
TOTAL UTILITIES		61,893,741
TOTAL NONCONVERTIBLE BONDS (Cost $2,804,463,918)		2,813,928,268

U.S. Treasury Obligations - 13.4%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% 3/7/24	260,000,000	259,771,891
U.S. Treasury Notes:
3% 6/30/24	260,952,000	258,923,505
4.125% 1/31/25	251,495,200	249,314,264
4.75% 7/31/25	85,747,100	85,636,567
TOTAL U.S. TREASURY OBLIGATIONS (Cost $854,325,008)		853,646,227

Asset-Backed Securities - 7.5%
	Principal Amount (a)	Value ($)
American Express Credit Account Master Trust Series 2022-3 Class A, 3.75% 8/15/27	20,840,000	20,423,369
BMW Vechicle Lease Trust Series 2023-1 Class A3, 5.16% 11/25/25	24,725,000	24,663,323
BMW Vehicle Lease Trust:
Series 2023-2 Class A3, 5.99% 9/25/26	13,000,000	13,106,425
Series 2024-1 Class A2A, 5.1% 7/27/26	13,762,000	13,735,424
Capital One Multi-Asset Execution Trust Series 2022-A2 Class A, 3.49% 5/15/27	22,968,000	22,495,438
Carmax Auto Owner Trust 2021-4 Series 2021-4 Class A3, 0.56% 9/15/26	14,707,188	14,214,588
Carmax Auto Owner Trust 2024-1 Series 2024-1 Class A2A, 5.3% 3/15/27	16,671,000	16,658,272
Citizens Auto Receivables Trust Series 2024-1 Class A2A, 5.43% 10/15/26 (b)	17,751,000	17,753,831
Discover Card Execution Note Trust:
Series 2022-A1 Class A1, 1.96% 2/15/27	20,000,000	19,378,188
Series 2022-A3 Class A3, 3.56% 7/15/27	20,000,000	19,563,054
DLLST 2024-1 LLC Series 2024-1A Class A2, 5.33% 1/20/26 (b)	9,993,000	9,975,478
Drive Auto Receivables Trust Series 2024-1 Class A2, 5.83% 12/15/26	11,028,000	11,031,376
Ford Credit Auto Lease Trust Series 2024-A Class A2A, 5.24% 7/15/26	11,846,000	11,826,509
Ford Credit Floorplan Master Owner Trust Series 2019-4 Class A, 2.44% 9/15/26	20,000,000	19,676,148
Fordl 2023-A Series 2023-A Class A3, 4.94% 3/15/26	4,500,000	4,481,509
FORDO Series 2022-B Class A3, 3.74% 9/15/26	13,290,331	13,121,811
GM Financial Automobile Leasing Trust Series 2023-1 Class A3, 5.16% 4/20/26	8,000,000	7,984,178
GM Financial Consumer Automobile Series 2024-1 Class ASB, 5.12% 2/16/27	14,386,000	14,357,536
GM Financial Leasing Trust Series 2024-1 Class A2A, 5.18% 6/22/26	20,259,000	20,224,436
Huntington Auto Trust Series 2024-1A Class A2, 5.5% 3/15/27 (b)	18,859,000	18,874,134
Hyundai Auto Lease Securitization Series 2024-A Class A2A, 5.15% 6/15/26 (b)	12,636,000	12,605,320
Mercedes-Benz Auto Receivables Series 2024-1 Class A2A, 5.06% 5/17/27	17,549,000	17,501,690
SBNA Auto Lease Trust 2024-A Series 2024-A Class A2, 5.45% 1/20/26 (b)	16,134,000	16,122,500
SFS Auto Receivables Securitization Series 2024-1A Class A2, 5.35% 6/21/27 (b)	7,084,000	7,079,995
Tesla Electric Vehicle Trust 2023-1 Series 2023-1 Class A2A, 5.54% 12/21/26 (b)	19,560,000	19,575,044
Toyota Lease Owner Trust:
Series 2023 A Class A3, 4.93% 4/20/26 (b)	21,950,000	21,856,866
Series 2024-A Class A2A, 5.33% 7/20/26 (b)	24,521,000	24,514,144
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	16,508,000	16,327,662
Series 2022-6 Class A, 3.67% 1/22/29	12,602,000	12,332,201
World Omni Auto Receivables Trust Series 2022-A Class A3, 1.66% 5/17/27	18,456,906	17,918,617
TOTAL ASSET-BACKED SECURITIES (Cost $479,444,718)		479,379,066

Certificates of Deposit - 11.4%
	Principal Amount (a)	Value ($)
Bank of Nova Scotia yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.390% 5.7% 6/7/24 (c)(d)	14,000,000	13,999,966
6% 10/18/24	23,700,000	23,774,534
BMO Harris Bank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.670% 5.98% 7/8/24 (c)(d)	25,000,000	24,999,935
5.58% 3/4/24	10,000,000	10,000,219
5.68% 6/4/24	7,000,000	7,003,337
Canadian Imperial Bank of Commerce yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.01% 4/1/24 (c)(d)	28,500,000	28,516,117
5.95% 9/19/24	25,000,000	25,056,543
6% 10/18/24	23,700,000	23,773,382
Citibank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.96% 6/17/24 (c)(d)	20,000,000	20,026,854
5.78% 3/8/24	25,000,000	25,001,238
Lloyds Bank Corporate Markets PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.96% 5/10/24 (c)(d)	23,700,000	23,724,274
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6% 7/8/24 (c)(d)	25,000,000	24,999,315
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.01% 6/7/24 (c)(d)	25,000,000	25,041,523
5.91% 6/17/24	25,000,000	25,020,873
Mizuho Corporate Bank Ltd. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.87% 5/24/24 (c)(d)	25,000,000	25,026,225
5.57% 3/1/24	25,000,000	25,000,145
5.57% 3/4/24	25,000,000	25,000,543
MUFG Bank Ltd. yankee 5.71% 5/20/24	23,700,000	23,711,506
Rabobank Nederland New York Branch yankee 6.05% 7/10/24	25,000,000	25,024,405
Royal Bank of Canada yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.96% 7/3/24 (c)(d)	25,000,000	25,039,753
Sumitomo Mitsui Banking Corp. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.96% 5/1/24 (c)(d)	24,000,000	24,021,751
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.01% 7/11/24 (c)(d)	25,000,000	25,051,513
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.01% 7/26/24 (c)(d)	25,000,000	25,055,960
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.01% 8/14/24 (c)(d)	25,000,000	25,059,830
Svenska Handelsbanken, Inc. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.88% 8/29/24 (c)(d)	25,000,000	25,049,365
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.96% 3/28/24 (c)(d)	28,500,000	28,512,392
Toronto-Dominion Bank yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.670% 5.98% 3/25/24 (c)(d)	24,000,000	24,009,242
6% 10/17/24	23,700,000	23,779,559
6.01% 10/3/24	24,000,000	24,075,058
Wells Fargo Bank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.630% 5.94% 7/18/24 (c)(d)	25,000,000	25,042,673
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.96% 7/5/24 (c)(d)	25,000,000	25,041,270
TOTAL CERTIFICATES OF DEPOSIT (Cost $723,500,000)		724,439,300

Commercial Paper - 8.7%
	Principal Amount (a)	Value ($)
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.390% 5.7% 6/7/24 (c)(d)	7,000,000	7,004,708
yankee 6.01% 4/4/24 (c)(d)	19,000,000	19,010,218
Barclays Bank PLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 6.04% 6/5/24 (b)(c)(d)	25,000,000	24,999,943
Bayer Corp.:
5.9% 8/15/24	25,000,000	24,341,208
5.93% 7/9/24	25,000,000	24,484,448
5.93% 7/24/24	25,000,000	24,426,228
5.94% 9/10/24	25,000,000	24,243,750
BPCE SA yankee:
5.51% 3/7/24	25,000,000	24,974,043
5.66% 7/19/24	25,000,000	24,481,728
DNB Bank ASA yankee 5.64% 5/17/24	23,700,000	23,428,739
HSBC U.S.A., Inc.:
yankee 6.05% 8/14/24	25,000,000	24,362,038
5.9% 11/21/24	25,000,000	23,968,708
ING U.S. Funding LLC:
yankee 5.66% 7/26/24	23,700,000	23,185,196
5.64% 6/18/24	28,400,000	27,935,998
J.P. Morgan Securities, LLC 5.95% 7/12/24 (c)(d)	25,000,000	24,999,925
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.390% 5.7% 6/6/24 (c)(d)	25,000,000	24,999,240
5.47% 3/1/24	25,000,000	24,996,318
5.47% 4/1/24	20,000,000	19,905,232
5.66% 10/11/24	23,700,000	22,920,123
Sumitomo Mitsui Banking Corp. yankee 5.555% 5/16/24	23,700,000	23,430,282
Sumitomo Mitsui Trust Bank Ltd. yankee 5.42% 3/13/24	14,000,000	13,973,240
Svenska Handelsbanken AB:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.96% 3/21/24 (c)(d)	15,000,000	15,004,910
yankee:
5.61% 9/18/24	28,300,000	27,473,040
5.65% 10/1/24	24,000,000	23,255,383
The Toronto-Dominion Bank yankee 5.47% 3/1/24	14,000,000	13,997,935
TOTAL COMMERCIAL PAPER (Cost $555,290,823)		555,802,581

Money Market Funds - 14.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $886,461,653)	886,337,260	886,514,528

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $6,303,486,120)	6,313,709,970
NET OTHER ASSETS (LIABILITIES) - 0.7%	41,516,660
NET ASSETS - 100.0%	6,355,226,630

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $947,300,245 or 14.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	922,551,611	1,901,399,315	1,937,436,398	26,228,983	-	-	886,514,528	1.7%
Total	922,551,611	1,901,399,315	1,937,436,398	26,228,983	-	-	886,514,528

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	2,813,928,268	-	2,813,928,268	-

U.S. Government and Government Agency Obligations	853,646,227	-	853,646,227	-

Asset-Backed Securities	479,379,066	-	479,379,066	-

Certificates of Deposit	724,439,300	-	724,439,300	-

Commercial Paper	555,802,581	-	555,802,581	-

Money Market Funds	886,514,528	886,514,528	-	-
Total Investments in Securities:	6,313,709,970	886,514,528	5,427,195,442	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,417,024,467)	$5,427,195,442
Fidelity Central Funds (cost $886,461,653)	886,514,528

Total Investment in Securities (cost $6,303,486,120)		$6,313,709,970
Cash		406,848
Receivable for fund shares sold		12,500,549
Interest receivable		41,326,490
Distributions receivable from Fidelity Central Funds		4,009,213
Receivable from investment adviser for expense reductions		335,311
Other receivables		25,642
Total assets		6,372,314,023
Liabilities
Payable for fund shares redeemed	$9,255,990
Distributions payable	6,262,024
Accrued management fee	1,060,444
Distribution and service plan fees payable	1,180
Other affiliated payables	482,109
Other payables and accrued expenses	25,646
Total Liabilities		17,087,393
Net Assets		$6,355,226,630
Net Assets consist of:
Paid in capital		$6,347,231,626
Total accumulated earnings (loss)		7,995,004
Net Assets		$6,355,226,630

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($11,596,973 ÷ 1,152,892 shares)(a)		$10.06
Maximum offering price per share (100/98.50 of $10.06)		$10.21
Fidelity Conservative Income Bond Fund :
Net Asset Value, offering price and redemption price per share ($4,882,043,141 ÷ 485,565,242 shares)		$10.05
Class I :
Net Asset Value, offering price and redemption price per share ($82,188,935 ÷ 8,170,943 shares)		$10.06
Class Z :
Net Asset Value, offering price and redemption price per share ($1,379,397,581 ÷ 137,132,022 shares)		$10.06
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Interest		$148,116,823
Income from Fidelity Central Funds		26,228,983
Total Income		174,345,806
Expenses
Management fee	$6,332,037
Transfer agent fees	3,012,787
Distribution and service plan fees	3,548
Independent trustees' fees and expenses	10,025
Total expenses before reductions	9,358,397
Expense reductions	(1,668,465)
Total expenses after reductions		7,689,932
Net Investment income (loss)		166,655,874
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,241,680
Total net realized gain (loss)		2,241,680
Change in net unrealized appreciation (depreciation) on investment securities		15,061,527
Net gain (loss)		17,303,207
Net increase (decrease) in net assets resulting from operations		$183,959,081
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$166,655,874	$250,326,818
Net realized gain (loss)	2,241,680	(1,626,174)
Change in net unrealized appreciation (depreciation)	15,061,527	20,885,151
Net increase (decrease) in net assets resulting from operations	183,959,081	269,585,795
Distributions to shareholders	(166,578,497)	(250,274,265)

Share transactions - net increase (decrease)	376,588,504	(148,204,679)
Total increase (decrease) in net assets	393,969,088	(128,893,149)

Net Assets
Beginning of period	5,961,257,542	6,090,150,691
End of period	$6,355,226,630	$5,961,257,542

Financial Highlights
Fidelity Advisor® Conservative Income Bond Fund Class A

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.03	$10.01
Income from Investment Operations
Net investment income (loss) B,C	.250	.131
Net realized and unrealized gain (loss)	.034	.019
Total from investment operations	.284	.150
Distributions from net investment income	(.254)	(.130)
Total distributions	(.254)	(.130)
Net asset value, end of period	$10.06	$10.03
Total Return D,E,F	2.86%	1.51%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.47% I	.39% I
Expenses net of fee waivers, if any	.45% I	.39% I
Expenses net of all reductions	.45% I	.39% I
Net investment income (loss)	5.09% I	5.00% I
Supplemental Data
Net assets, end of period (000 omitted)	$11,597	$1,859
Portfolio turnover rate J	66% I	48% I

AFor the period May 25, 2023 (commencement of sale of shares) through August 31, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Conservative Income Bond Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.03	$9.99	$10.05	$10.07	$10.04	$10.04
Income from Investment Operations
Net investment income (loss) A,B	.264	.506	.059	.039	.156	.257
Net realized and unrealized gain (loss)	.020	(.032) C	(.056)	(.019)	.031	- D
Total from investment operations	.284	.474	.003	.020	.187	.257
Distributions from net investment income	(.264)	(.434)	(.061)	(.038)	(.157)	(.257)
Distributions from net realized gain	-	-	(.002)	(.002)	-	-
Total distributions	(.264)	(.434)	(.063)	(.040)	(.157)	(.257)
Net asset value, end of period	$10.05	$10.03	$9.99	$10.05	$10.07	$10.04
Total Return E,F	2.86%	4.84%	.03%	.20%	1.88%	2.59%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.30% I	.34%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.25% I	.27%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% I	.27%	.25%	.25%	.25%	.25%
Net investment income (loss)	5.29% I	4.29%	.59%	.39%	1.55%	2.56%
Supplemental Data
Net assets, end of period (000 omitted)	$4,882,043	$5,638,810	$4,522,064	$5,364,328	$9,362,863	$9,371,991
Portfolio turnover rate J	66% I	48%	50%	62% K	56%	36%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

DAmount represents less than $.0005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Conservative Income Bond Fund Class I

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.03	$10.01
Income from Investment Operations
Net investment income (loss) B,C	.263	.126
Net realized and unrealized gain (loss)	.031	.029
Total from investment operations	.294	.155
Distributions from net investment income	(.264)	(.135)
Total distributions	(.264)	(.135)
Net asset value, end of period	$10.06	$10.03
Total Return D,E	2.96%	1.55%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.42% H	.44% H
Expenses net of fee waivers, if any	.25% H	.25% H
Expenses net of all reductions	.25% H	.25% H
Net investment income (loss)	5.29% H	5.16% H
Supplemental Data
Net assets, end of period (000 omitted)	$82,189	$65,642
Portfolio turnover rate I	66% H	48% H

AFor the period May 25, 2023 (commencement of sale of shares) through August 31, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Conservative Income Bond Fund Class Z

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.03	$10.01
Income from Investment Operations
Net investment income (loss) B,C	.265	.125
Net realized and unrealized gain (loss)	.031	.031
Total from investment operations	.296	.156
Distributions from net investment income	(.266)	(.136)
Total distributions	(.266)	(.136)
Net asset value, end of period	$10.06	$10.03
Total Return D,E	2.99%	1.56%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.25% H	.25% H
Expenses net of fee waivers, if any	.20% H	.20% H
Expenses net of all reductions	.20% H	.20% H
Net investment income (loss)	5.34% H	5.20% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,379,398	$254,947
Portfolio turnover rate I	66% H	48% H

AFor the period May 25, 2023 (commencement of sale of shares) through August 31, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024

1. Organization.
Fidelity Conservative Income Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class I, Fidelity Conservative Income Bond Fund and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Conservative Income Bond Fund	$25,642

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$12,467,681
Gross unrealized depreciation	(2,243,831)
Net unrealized appreciation (depreciation)	$10,223,850
Tax cost	$6,303,486,120

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(3,529,446)
Long-term	(550,320)
Total capital loss carryforward	$(4,079,766)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Conservative Income Bond Fund	1,330,403,666	1,066,164,136

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$3,548	$1,236

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charge levied on Class A redemptions. The deferred sales charges are .75% or .50% for certain purchases of Class A shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$786

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Fidelity Conservative Income Bond Fund and Class Z. FIIOC receives an asset-based fee of Fidelity Conservative Income Bond Fund's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	2,700.12
Fidelity Conservative Income Bond Fund	2,735,136.10
Class I	79,150.22
Class Z	195,801.05
	$ 3,012,787
A Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Expense Reductions.
The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	.45%	$458
Fidelity Conservative Income Bond Fund	.25%	1,403,376
Class I	.25%	61,284
Class Z	.20%	201,118
		$ 1,666,236

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2,229.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2024	Year ended August 31, 2023A
Fidelity Conservative Income Bond Fund
Distributions to shareholders
Conservative Income Bond	$-	$32,539,546
Class A	118,842	10,386
Fidelity Conservative Income Bond Fund	143,841,338	216,434,587
Class I	1,935,346	341,526
Class Z	20,682,971	948,220
Total	$ 166,578,497	$ 250,274,265

A Distributions for Class A, Class I and Class Z are for the period May 25, 2023 (commencement of sale of shares) through August 31, 2023.

9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2024	Year ended August 31, 2023A	Six months ended February 29, 2024	Year ended August 31, 2023A
Fidelity Conservative Income Bond Fund
Conservative Income Bond
Shares sold	-	41,755,027	$ -	$417,744,453
Reinvestment of distributions	-	2,768,499	-	27,679,588
Shares redeemed	-	(201,421,079)	-	(2,015,407,325)
Net increase (decrease)	-	(156,897,553)	$-	$(1,569,983,284)
Class A
Shares sold	1,059,130	331,504	$10,648,398	$3,323,379
Reinvestment of distributions	11,733	947	118,012	9,494
Shares redeemed	(103,318)	(147,104)	(1,037,757)	(1,474,640)
Net increase (decrease)	967,545	185,347	$9,728,653	$1,858,233
Fidelity Conservative Income Bond Fund
Shares sold	184,184,235	433,522,857	$1,849,300,522	$4,336,904,918
Reinvestment of distributions	10,580,009	16,648,134	106,262,228	166,613,369
Shares redeemed	(271,577,801)	(340,246,814)	(2,727,652,711)	(3,404,040,640)
Net increase (decrease)	(76,813,557)	109,924,177	$(772,089,961)	$1,099,477,647
Class I
Shares sold	3,030,114	6,690,773	$30,444,389	$67,082,037
Reinvestment of distributions	189,900	33,635	1,908,629	337,270
Shares redeemed	(1,593,149)	(180,330)	(16,010,621)	(1,807,812)
Net increase (decrease)	1,626,865	6,544,078	$16,342,397	$65,611,495
Class Z
Shares sold	158,518,618	25,849,332	$1,593,372,524	$259,155,911
Reinvestment of distributions	1,920,208	76,708	19,315,690	768,987
Shares redeemed	(48,724,696)	(508,148)	(490,080,799)	(5,093,668)
Net increase (decrease)	111,714,130	25,417,892	$1,122,607,415	$254,831,230
A Share transactions for Class A, Class I, Class Z are for the period May 25, 2023 (commencement of sale of shares) through August 31, 2023.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024
Fidelity® Conservative Income Bond Fund
Class A	.45%
Actual		$ 1,000	$ 1,028.60	$ 2.27
Hypothetical-B		$ 1,000	$ 1,022.63	$ 2.26
Fidelity® Conservative Income Bond Fund	.25%
Actual		$ 1,000	$ 1,028.60	$ 1.26
Hypothetical-B		$ 1,000	$ 1,023.62	$ 1.26
Class I	.25%
Actual		$ 1,000	$ 1,029.60	$ 1.26
Hypothetical-B		$ 1,000	$ 1,023.62	$ 1.26
Class Z	.20%
Actual		$ 1,000	$ 1,029.90	$ 1.01
Hypothetical-B		$ 1,000	$ 1,023.87	$ 1.01

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Conservative Income Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees in 2022); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees]. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class I, Class Z, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.45%, 0.25%, 0.20%, and 0.25%, respectively through December 31, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Board Approval of Investment Advisory Contracts
Fidelity Conservative Income Bond Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.924092.112
FCV-SANN-0424
Fidelity® Series Corporate Bond Fund

Semi-Annual Report
February 29, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 29, 2024 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 88.4%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.:
2.25% 2/1/32	650,000	521,280
3.65% 9/15/59	223,000	150,838
3.8% 12/1/57	1,354,000	952,924
4.35% 3/1/29	900,000	868,530
Verizon Communications, Inc.:
2.1% 3/22/28	312,000	277,802
2.355% 3/15/32	3,000,000	2,432,365
2.55% 3/21/31	289,000	243,577
3.15% 3/22/30	47,000	42,027
3.7% 3/22/61	1,300,000	918,568
4.016% 12/3/29	1,250,000	1,184,464
		7,592,375
Entertainment - 0.3%
The Walt Disney Co.:
3.8% 3/22/30	600,000	566,564
4.75% 9/15/44	320,000	294,067
6.65% 11/15/37	970,000	1,098,757
		1,959,388
Media - 3.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
5.05% 3/30/29	1,600,000	1,530,827
5.25% 4/1/53	342,000	265,523
5.375% 5/1/47	120,000	94,763
5.5% 4/1/63	450,000	348,074
5.75% 4/1/48	1,950,000	1,623,315
Comcast Corp.:
2.937% 11/1/56	679,000	417,810
2.987% 11/1/63	2,211,000	1,328,337
COX Communications, Inc.:
1.8% 10/1/30 (b)	740,000	589,114
3.15% 8/15/24 (b)	35,000	34,542
Discovery Communications LLC:
3.625% 5/15/30	1,583,000	1,391,400
3.95% 3/20/28	600,000	561,732
Fox Corp.:
4.709% 1/25/29	4,000	3,903
5.476% 1/25/39	504,000	470,826
Time Warner Cable LLC:
5.5% 9/1/41	952,000	784,818
5.875% 11/15/40	2,475,000	2,134,606
7.3% 7/1/38	500,000	498,508
Warnermedia Holdings, Inc.:
3.755% 3/15/27	250,000	236,560
4.054% 3/15/29	87,000	80,585
4.279% 3/15/32	2,519,000	2,222,229
5.05% 3/15/42	348,000	292,639
5.141% 3/15/52	1,040,000	845,099
5.391% 3/15/62	650,000	524,372
		16,279,582
Wireless Telecommunication Services - 0.6%
Rogers Communications, Inc.:
3.8% 3/15/32	238,000	211,515
4.55% 3/15/52	1,450,000	1,196,619
5% 3/15/44	270,000	244,235
T-Mobile U.S.A., Inc.:
2.4% 3/15/29	381,000	335,595
2.7% 3/15/32	1,382,000	1,150,218
		3,138,182
TOTAL COMMUNICATION SERVICES		28,969,527
CONSUMER DISCRETIONARY - 3.5%
Automobiles - 0.7%
Ford Motor Co. 3.25% 2/12/32	1,400,000	1,148,080
General Motors Co. 5.95% 4/1/49	1,300,000	1,252,241
General Motors Financial Co., Inc. 3.1% 1/12/32	1,400,000	1,169,491
		3,569,812
Distributors - 0.1%
Genuine Parts Co. 2.75% 2/1/32	747,000	615,791
Specialty Retail - 2.0%
Advance Auto Parts, Inc.:
1.75% 10/1/27	2,313,000	1,998,531
3.9% 4/15/30	1,000,000	893,095
AutoNation, Inc.:
3.85% 3/1/32	1,900,000	1,659,010
4.75% 6/1/30	20,000	19,023
Lowe's Companies, Inc.:
3.5% 4/1/51	975,000	685,825
5.15% 7/1/33	2,150,000	2,140,585
5.625% 4/15/53	600,000	595,478
O'Reilly Automotive, Inc.:
4.2% 4/1/30	800,000	759,380
4.35% 6/1/28	75,000	73,139
Ross Stores, Inc. 1.875% 4/15/31	600,000	487,479
The Home Depot, Inc. 1.375% 3/15/31	575,000	455,010
Triton Container International Ltd. 1.15% 6/7/24 (b)	1,200,000	1,179,564
		10,946,119
Textiles, Apparel & Luxury Goods - 0.7%
Tapestry, Inc.:
3.05% 3/15/32	1,515,000	1,227,597
7% 11/27/26	200,000	205,410
7.35% 11/27/28	320,000	334,721
7.7% 11/27/30	1,000,000	1,060,349
7.85% 11/27/33	1,000,000	1,081,746
		3,909,823
TOTAL CONSUMER DISCRETIONARY		19,041,545
CONSUMER STAPLES - 6.1%
Beverages - 1.2%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.7% 2/1/36	1,000,000	957,110
Anheuser-Busch InBev Worldwide, Inc.:
4.439% 10/6/48	500,000	437,647
4.9% 1/23/31	525,000	527,950
Constellation Brands, Inc.:
2.25% 8/1/31	1,600,000	1,305,526
2.875% 5/1/30	470,000	412,771
PepsiCo, Inc. 3.9% 7/18/32	3,000,000	2,815,134
		6,456,138
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)	138,000	123,003
Dollar Tree, Inc.:
3.375% 12/1/51	1,000,000	657,519
4.2% 5/15/28	375,000	361,676
		1,142,198
Food Products - 1.7%
JBS U.S.A. Lux SA/JBS Food Co./JBS U.S.A. Finance, Inc.:
2.5% 1/15/27	1,625,000	1,490,844
3% 5/15/32	1,570,000	1,257,030
4.375% 2/2/52	680,000	489,211
5.5% 1/15/30	1,600,000	1,559,427
5.75% 4/1/33	1,500,000	1,454,727
JDE Peet's BV 2.25% 9/24/31 (b)	545,000	426,366
Smithfield Foods, Inc. 3% 10/15/30 (b)	1,432,000	1,178,982
Viterra Finance BV 4.9% 4/21/27 (b)	1,500,000	1,468,353
		9,324,940
Tobacco - 3.0%
Altria Group, Inc.:
2.45% 2/4/32	1,500,000	1,201,334
4.8% 2/14/29	612,000	600,905
BAT Capital Corp.:
2.259% 3/25/28	1,225,000	1,084,029
2.726% 3/25/31	2,800,000	2,308,321
3.557% 8/15/27	659,000	622,988
5.834% 2/20/31	468,000	466,382
6.421% 8/2/33	1,300,000	1,337,312
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (b)	500,000	475,634
4.25% 7/21/25 (b)	3,200,000	3,136,193
Philip Morris International, Inc.:
5.125% 2/15/30	2,200,000	2,189,352
5.625% 11/17/29	800,000	819,142
5.75% 11/17/32	903,000	921,113
Reynolds American, Inc. 4.45% 6/12/25	1,070,000	1,053,584
		16,216,289
TOTAL CONSUMER STAPLES		33,139,565
ENERGY - 7.0%
Oil, Gas & Consumable Fuels - 7.0%
Canadian Natural Resources Ltd.:
2.95% 7/15/30	1,071,000	930,425
6.25% 3/15/38	1,075,000	1,104,879
Cenovus Energy, Inc.:
2.65% 1/15/32	159,000	129,987
3.75% 2/15/52	480,000	342,866
5.25% 6/15/37	413,000	383,151
5.4% 6/15/47	39,000	35,729
6.75% 11/15/39	45,000	48,769
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	485,000	484,988
Columbia Pipelines Holding Co. LLC 6.042% 8/15/28 (b)	1,000,000	1,018,460
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	73,000	74,358
6.036% 11/15/33 (b)	197,000	202,280
6.497% 8/15/43 (b)	59,000	62,434
6.544% 11/15/53 (b)	106,000	112,919
DCP Midstream Operating LP:
5.125% 5/15/29	2,200,000	2,172,549
5.375% 7/15/25	500,000	498,886
Eastern Gas Transmission & Storage, Inc.:
3% 11/15/29	582,000	517,913
3.9% 11/15/49	1,000,000	727,677
Enbridge, Inc.:
3.4% 8/1/51	900,000	629,004
4.5% 6/10/44	250,000	207,613
Energy Transfer LP:
3.75% 5/15/30	3,554,000	3,241,304
4% 10/1/27	950,000	909,269
4.25% 4/1/24	525,000	524,417
4.95% 6/15/28	650,000	640,213
6% 6/15/48	800,000	784,121
6.4% 12/1/30	1,250,000	1,311,658
EQT Corp. 5.75% 2/1/34	2,864,000	2,817,062
Equinor ASA:
1.75% 1/22/26	61,000	57,443
2.375% 5/22/30	550,000	477,621
Hess Corp.:
4.3% 4/1/27	2,575,000	2,512,134
5.8% 4/1/47	1,135,000	1,153,404
6% 1/15/40	575,000	603,563
Marathon Petroleum Corp. 4.75% 9/15/44	300,000	261,919
MPLX LP:
2.65% 8/15/30	702,000	597,698
4.95% 9/1/32	377,000	361,082
5.65% 3/1/53	2,300,000	2,187,143
Occidental Petroleum Corp. 2.9% 8/15/24	83,000	81,779
ONEOK, Inc. 3.25% 6/1/30	500,000	447,136
Ovintiv, Inc.:
5.15% 11/15/41	136,000	115,859
8.125% 9/15/30	409,000	458,301
Petroleos Mexicanos:
4.5% 1/23/26	1,000,000	931,000
6.49% 1/23/27	75,000	70,102
6.5% 3/13/27	80,000	74,612
Phillips 66 Co. 4.875% 11/15/44	300,000	274,385
Plains All American Pipeline LP/PAA Finance Corp.:
3.8% 9/15/30	97,000	88,398
4.65% 10/15/25	1,119,000	1,104,325
Suncor Energy, Inc. 6.5% 6/15/38	430,000	450,152
The Williams Companies, Inc.:
3.5% 11/15/30	913,000	823,933
4.65% 8/15/32	394,000	374,827
5.3% 8/15/52	89,000	83,275
Total Capital International SA 3.127% 5/29/50	800,000	557,493
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	25,000	22,487
Western Gas Partners LP:
3.1% 2/1/25	1,500,000	1,461,251
4.05% 2/1/30	1,870,000	1,728,749
6.15% 4/1/33	735,000	746,925
6.35% 1/15/29	182,000	187,866
		38,207,793
FINANCIALS - 33.1%
Banks - 17.5%
AIB Group PLC:
4.263% 4/10/25 (b)(c)	250,000	249,400
6.608% 9/13/29 (b)(c)	378,000	392,224
Banco Santander SA 2.749% 12/3/30	1,000,000	813,376
Bank of America Corp.:
2.299% 7/21/32 (c)	1,500,000	1,214,129
2.676% 6/19/41 (c)	1,030,000	717,181
2.972% 2/4/33 (c)	2,500,000	2,099,765
3.483% 3/13/52 (c)	950,000	697,469
4.271% 7/23/29 (c)	700,000	672,559
4.571% 4/27/33 (c)	1,600,000	1,504,211
5.015% 7/22/33 (c)	2,000,000	1,949,443
5.202% 4/25/29 (c)	5,000,000	4,972,917
Barclays PLC:
2.645% 6/24/31 (c)	450,000	374,633
2.894% 11/24/32 (c)	2,250,000	1,832,241
5.2% 5/12/26	1,750,000	1,730,368
5.746% 8/9/33 (c)	349,000	345,934
6.692% 9/13/34 (c)	1,800,000	1,882,755
7.437% 11/2/33 (c)	1,100,000	1,203,400
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(d)	1,182,000	1,093,192
2.591% 1/20/28 (b)(c)	490,000	452,016
3.052% 1/13/31 (b)(c)	875,000	762,954
3.132% 1/20/33 (b)(c)	1,250,000	1,051,545
5.894% 12/5/34 (b)(c)	1,600,000	1,635,281
BPCE SA:
2.277% 1/20/32 (b)(c)	600,000	480,256
4.875% 4/1/26 (b)	200,000	195,582
5.975% 1/18/27 (b)(c)	3,000,000	3,002,488
6.508% 1/18/35 (b)(c)	1,400,000	1,387,179
Citigroup, Inc.:
4.075% 4/23/29 (c)	1,600,000	1,527,042
4.45% 9/29/27	1,200,000	1,162,385
4.91% 5/24/33 (c)	599,000	573,536
6.174% 5/25/34 (c)	283,000	285,121
Citizens Financial Group, Inc. 2.638% 9/30/32	2,015,000	1,529,985
Commonwealth Bank of Australia 3.784% 3/14/32 (b)	1,280,000	1,119,686
Credit Agricole SA 2.811% 1/11/41 (b)	444,000	298,144
Fifth Third Bancorp 8.25% 3/1/38	300,000	354,715
HSBC Holdings PLC:
2.251% 11/22/27 (c)	1,076,000	985,664
2.357% 8/18/31 (c)	1,002,000	824,448
2.848% 6/4/31 (c)	1,800,000	1,532,048
4.762% 3/29/33 (c)	1,600,000	1,470,447
5.402% 8/11/33 (c)	815,000	800,874
7.39% 11/3/28 (c)	720,000	762,748
Huntington Bancshares, Inc.:
2.487% 8/15/36 (c)	1,287,000	973,571
6.208% 8/21/29 (c)	1,600,000	1,626,977
ING Groep NV 4.017% 3/28/28 (c)	2,000,000	1,920,405
Intesa Sanpaolo SpA:
5.71% 1/15/26 (b)	1,126,000	1,115,719
7.2% 11/28/33 (b)	500,000	523,428
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	104,000	90,332
3.882% 7/24/38 (c)	2,725,000	2,324,395
4.203% 7/23/29 (c)	600,000	576,095
4.912% 7/25/33 (c)	3,000,000	2,910,205
5.717% 9/14/33 (c)	2,500,000	2,531,326
KBC Group NV 6.324% 9/21/34 (b)(c)	1,700,000	1,761,634
Lloyds Banking Group PLC:
4.65% 3/24/26	1,000,000	981,005
7.953% 11/15/33 (c)	1,000,000	1,112,342
National Australia Bank Ltd. 2.99% 5/21/31 (b)	1,200,000	1,000,388
PNC Financial Services Group, Inc.:
5.068% 1/24/34 (c)	2,200,000	2,115,512
5.582% 6/12/29 (c)	1,220,000	1,226,728
6.875% 10/20/34 (c)	1,200,000	1,299,946
Rabobank Nederland 3.75% 7/21/26	300,000	287,552
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	335,000	302,943
6.499% 3/9/29 (c)	443,000	449,770
6.565% 6/12/29 (c)	1,750,000	1,780,594
Societe Generale:
1.488% 12/14/26 (b)(c)	3,300,000	3,043,534
3% 1/22/30 (b)	430,000	371,271
3.625% 3/1/41 (b)	1,300,000	870,488
6.221% 6/15/33 (b)(c)	800,000	784,294
7.367% 1/10/53 (b)	600,000	614,097
Standard Chartered PLC 3.785% 5/21/25 (b)(c)	630,000	626,641
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/33	2,100,000	2,168,568
Truist Financial Corp. 5.122% 1/26/34 (c)	700,000	663,998
U.S. Bancorp 5.775% 6/12/29 (c)	2,000,000	2,020,872
UniCredit SpA 1.982% 6/3/27 (b)(c)	1,200,000	1,101,265
Wells Fargo & Co.:
2.393% 6/2/28 (c)	800,000	729,665
4.478% 4/4/31 (c)	1,000,000	950,888
5.013% 4/4/51 (c)	700,000	647,286
5.389% 4/24/34 (c)	1,300,000	1,278,601
5.557% 7/25/34 (c)	1,300,000	1,294,977
5.574% 7/25/29 (c)	1,300,000	1,308,513
6.491% 10/23/34 (c)	1,750,000	1,861,141
Westpac Banking Corp. U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (c)(d)	1,400,000	1,372,466
Zions Bancorp. NA 3.25% 10/29/29	850,000	693,283
		95,252,056
Capital Markets - 5.3%
Ares Capital Corp.:
2.15% 7/15/26	750,000	681,300
2.875% 6/15/28	1,100,000	963,378
3.25% 7/15/25	1,775,000	1,704,916
3.875% 1/15/26	240,000	230,253
4.25% 3/1/25	75,000	73,554
Athene Global Funding:
1.45% 1/8/26 (b)	1,150,000	1,061,509
1.985% 8/19/28 (b)	1,355,000	1,161,751
2.5% 3/24/28 (b)	750,000	664,900
Blackstone Holdings Finance Co. LLC 2.8% 9/30/50 (b)	523,000	317,742
Blackstone Private Credit Fund:
2.7% 1/15/25	1,500,000	1,456,730
4.7% 3/24/25	127,000	125,029
7.05% 9/29/25	466,000	472,121
Deutsche Bank AG 4.5% 4/1/25	3,029,000	2,970,933
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	1,650,000	1,546,360
6.72% 1/18/29 (c)	270,000	277,394
Goldman Sachs Group, Inc.:
1.431% 3/9/27 (c)	1,850,000	1,709,857
4.223% 5/1/29 (c)	900,000	862,956
HPS Corporate Lending Fund 6.75% 1/30/29 (b)	442,000	437,559
Morgan Stanley:
1.794% 2/13/32 (c)	740,000	585,910
2.239% 7/21/32 (c)	1,500,000	1,208,423
4.431% 1/23/30 (c)	111,000	106,547
5.164% 4/20/29 (c)	2,500,000	2,485,702
5.424% 7/21/34 (c)	641,000	637,194
5.449% 7/20/29 (c)	316,000	317,203
NASDAQ, Inc.:
5.95% 8/15/53	189,000	194,341
6.1% 6/28/63	151,000	157,448
Sixth Street Specialty Lending, Inc. 6.125% 3/1/29	354,000	348,472
UBS Group AG:
1.305% 2/2/27 (b)(c)	800,000	735,507
2.095% 2/11/32 (b)(c)	1,550,000	1,223,801
3.091% 5/14/32 (b)(c)	1,200,000	1,008,406
3.126% 8/13/30 (b)(c)	613,000	541,869
4.194% 4/1/31 (b)(c)	800,000	735,761
4.988% 8/5/33 (b)(c)	1,200,000	1,143,909
6.537% 8/12/33 (b)(c)	500,000	521,428
9.016% 11/15/33 (b)(c)	300,000	360,965
		29,031,128
Consumer Finance - 4.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	236,000	229,620
2.45% 10/29/26	227,000	209,383
3% 10/29/28	237,000	212,960
3.3% 1/30/32	1,754,000	1,483,328
3.4% 10/29/33	526,000	436,989
3.85% 10/29/41	860,000	667,651
5.75% 6/6/28	1,200,000	1,208,685
6.15% 9/30/30	1,800,000	1,859,285
6.45% 4/15/27 (b)	599,000	613,113
Ally Financial, Inc.:
2.2% 11/2/28	480,000	408,183
4.75% 6/9/27	2,100,000	2,039,759
5.75% 11/20/25	910,000	905,464
6.992% 6/13/29 (c)	1,170,000	1,202,064
8% 11/1/31	717,000	787,077
Capital One Financial Corp.:
2.359% 7/29/32 (c)	1,785,000	1,349,427
3.8% 1/31/28	11,000	10,404
5.247% 7/26/30 (c)	662,000	645,525
5.268% 5/10/33 (c)	1,300,000	1,262,836
5.468% 2/1/29 (c)	318,000	316,242
5.817% 2/1/34 (c)	552,000	545,798
6.312% 6/8/29 (c)	1,250,000	1,279,541
7.624% 10/30/31 (c)	495,000	541,700
Discover Financial Services:
4.1% 2/9/27	39,000	37,405
6.7% 11/29/32	98,000	102,568
Ford Motor Credit Co. LLC:
3.625% 6/17/31	200,000	170,498
4.271% 1/9/27	400,000	383,187
4.95% 5/28/27	1,850,000	1,798,597
Synchrony Financial:
4.25% 8/15/24	858,000	850,119
4.375% 3/19/24	407,000	406,695
		21,964,103
Financial Services - 2.0%
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31	404,000	335,842
Aviation Capital Group LLC 6.75% 10/25/28 (b)	1,300,000	1,347,105
Brixmor Operating Partnership LP:
2.25% 4/1/28	410,000	362,751
4.05% 7/1/30	148,000	136,177
Corebridge Financial, Inc.:
3.65% 4/5/27	171,000	162,258
3.85% 4/5/29	168,000	155,795
3.9% 4/5/32	1,699,000	1,495,291
4.35% 4/5/42	45,000	37,138
4.4% 4/5/52	134,000	107,551
6.05% 9/15/33 (b)	1,600,000	1,633,487
Equitable Holdings, Inc.:
4.35% 4/20/28	700,000	674,021
5% 4/20/48	1,000,000	904,209
Fiserv, Inc. 3.5% 7/1/29	271,000	248,985
Jackson Financial, Inc.:
3.125% 11/23/31	2,257,000	1,866,015
4% 11/23/51	800,000	572,527
5.17% 6/8/27	181,000	179,826
5.67% 6/8/32	194,000	193,344
Rexford Industrial Realty LP 2.15% 9/1/31	599,000	473,418
		10,885,740
Insurance - 4.2%
AIA Group Ltd.:
3.2% 9/16/40 (b)	950,000	708,933
3.6% 4/9/29 (b)	1,515,000	1,421,651
AmFam Holdings, Inc. 2.805% 3/11/31 (b)	950,000	718,280
Assurant, Inc. 2.65% 1/15/32	2,100,000	1,705,309
Athene Holding Ltd.:
3.45% 5/15/52	700,000	458,994
3.95% 5/25/51	316,000	230,535
6.65% 2/1/33	800,000	837,249
Empower Finance 2020 LP:
1.776% 3/17/31 (b)	324,000	256,091
3.075% 9/17/51 (b)	540,000	359,764
Fairfax Financial Holdings Ltd.:
3.375% 3/3/31	571,000	495,000
5.625% 8/16/32	2,100,000	2,065,354
6% 12/7/33 (b)	1,400,000	1,406,477
Five Corners Funding Trust II 2.85% 5/15/30 (b)	890,000	771,474
Guardian Life Insurance Co. of America 4.85% 1/24/77 (b)	400,000	329,348
Hartford Financial Services Group, Inc. 4.3% 4/15/43	1,025,000	876,530
Intact Financial Corp. 5.459% 9/22/32 (b)	1,117,000	1,110,351
Liberty Mutual Group, Inc. 5.5% 6/15/52 (b)	946,000	904,768
Marsh & McLennan Companies, Inc.:
3.875% 3/15/24	11,000	10,994
4.375% 3/15/29	10,000	9,770
4.9% 3/15/49	834,000	771,448
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	350,000	236,922
MetLife, Inc. 5.375% 7/15/33	2,500,000	2,510,299
New York Life Insurance Co. 4.45% 5/15/69 (b)	54,000	43,537
Pacific LifeCorp 3.35% 9/15/50 (b)	700,000	483,546
Prudential Financial, Inc. 6% 9/1/52 (c)	672,000	670,182
Reliance Standard Life Global Funding II 2.75% 5/7/25 (b)	478,000	460,143
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	200,000	193,891
Unum Group 4.125% 6/15/51	2,220,000	1,631,720
Willis Group North America, Inc. 5.35% 5/15/33	1,200,000	1,179,694
		22,858,254
TOTAL FINANCIALS		179,991,281
HEALTH CARE - 5.7%
Biotechnology - 0.3%
Amgen, Inc.:
3.375% 2/21/50	700,000	502,450
5.25% 3/2/30	222,000	223,650
5.25% 3/2/33	251,000	250,312
5.65% 3/2/53	118,000	117,951
5.75% 3/2/63	216,000	216,020
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	400,000	323,572
		1,633,955
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 2.823% 5/20/30	750,000	658,592
Health Care Providers & Services - 3.6%
Centene Corp.:
2.5% 3/1/31	650,000	532,562
2.625% 8/1/31	2,645,000	2,164,324
3% 10/15/30	1,310,000	1,119,225
4.25% 12/15/27	1,025,000	975,028
4.625% 12/15/29	585,000	553,732
Cigna Group:
3.4% 3/15/50	500,000	350,154
4.375% 10/15/28	561,000	544,526
4.8% 8/15/38	1,907,000	1,768,635
4.9% 12/15/48	7,000	6,291
CVS Health Corp.:
5% 1/30/29	202,000	201,341
5.125% 2/21/30	2,200,000	2,186,296
5.25% 1/30/31	83,000	82,903
5.3% 6/1/33	1,900,000	1,886,304
5.875% 6/1/53	1,000,000	996,720
HCA Holdings, Inc.:
3.375% 3/15/29	439,000	400,380
3.625% 3/15/32	440,000	384,365
4.625% 3/15/52	660,000	540,383
5.125% 6/15/39	1,217,000	1,130,938
5.25% 6/15/49	240,000	216,108
Sabra Health Care LP:
3.2% 12/1/31	588,000	476,744
3.9% 10/15/29	123,000	109,336
UnitedHealth Group, Inc. 4.75% 7/15/45	950,000	874,166
Universal Health Services, Inc.:
2.65% 10/15/30	1,704,000	1,422,629
2.65% 1/15/32	1,072,000	871,467
		19,794,557
Pharmaceuticals - 1.7%
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)	1,050,000	1,020,920
4.875% 6/25/48 (b)	1,150,000	911,270
Bayer U.S. Finance LLC 6.5% 11/21/33 (b)	1,300,000	1,300,709
Bristol-Myers Squibb Co.:
4.125% 6/15/39	138,000	120,225
5.1% 2/22/31	550,000	552,251
5.2% 2/22/34	1,100,000	1,108,937
5.5% 2/22/44	223,000	225,680
5.55% 2/22/54	757,000	765,974
5.65% 2/22/64	1,100,000	1,110,067
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	1,375,000	1,385,250
Perrigo Finance PLC 4.65% 6/15/30	600,000	537,064
		9,038,347
TOTAL HEALTH CARE		31,125,451
INDUSTRIALS - 5.0%
Aerospace & Defense - 2.0%
Northrop Grumman Corp. 4.03% 10/15/47	1,225,000	988,708
RTX Corp.:
6.1% 3/15/34	1,100,000	1,161,413
6.4% 3/15/54	1,000,000	1,107,001
The Boeing Co.:
2.196% 2/4/26	1,200,000	1,125,750
2.75% 2/1/26	900,000	854,670
3.625% 2/1/31	2,000,000	1,791,199
3.75% 2/1/50	1,150,000	816,453
5.04% 5/1/27	900,000	891,516
5.15% 5/1/30	2,385,000	2,345,089
		11,081,799
Building Products - 0.0%
Carrier Global Corp.:
5.9% 3/15/34	60,000	62,242
6.2% 3/15/54	62,000	67,672
		129,914
Ground Transportation - 0.3%
Burlington Northern Santa Fe LLC 4.7% 9/1/45	500,000	458,925
Norfolk Southern Corp. 5.35% 8/1/54	950,000	930,978
		1,389,903
Industrial Conglomerates - 0.1%
Trane Technologies Financing Ltd. 4.5% 3/21/49	300,000	266,043
Machinery - 0.7%
Daimler Trucks Finance North America LLC 2% 12/14/26 (b)	1,276,000	1,170,491
Ingersoll Rand, Inc.:
5.4% 8/14/28	629,000	634,069
5.7% 8/14/33	697,000	708,856
Westinghouse Air Brake Tech Co. 4.4% 3/15/24	1,000,000	999,457
		3,512,873
Passenger Airlines - 0.1%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	136,109	125,275
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/36 (b)	274,683	237,842
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	98,140	90,902
United Airlines, Inc. 4.55% 2/25/33	151,554	138,819
		592,838
Professional Services - 0.3%
Booz Allen Hamilton, Inc. 5.95% 8/4/33	1,488,000	1,526,341
Leidos, Inc. 3.625% 5/15/25	70,000	68,385
		1,594,726
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.3% 2/1/25	850,000	823,202
2.875% 1/15/32	1,900,000	1,577,299
		2,400,501
Transportation Infrastructure - 1.1%
Avolon Holdings Funding Ltd.:
2.528% 11/18/27 (b)	1,601,000	1,417,254
4.375% 5/1/26 (b)	110,000	106,138
5.75% 3/1/29 (b)	4,300,000	4,237,963
6.375% 5/4/28 (b)	440,000	446,491
		6,207,846
TOTAL INDUSTRIALS		27,176,443
INFORMATION TECHNOLOGY - 5.4%
Electronic Equipment, Instruments & Components - 1.3%
Dell International LLC/EMC Corp.:
3.45% 12/15/51	253,000	173,730
6.02% 6/15/26	2,125,000	2,148,309
6.2% 7/15/30	950,000	994,185
Vontier Corp.:
1.8% 4/1/26	3,000,000	2,764,946
2.95% 4/1/31	1,169,000	961,781
		7,042,951
IT Services - 0.1%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	1,054,000	976,204
Semiconductors & Semiconductor Equipment - 2.1%
Broadcom, Inc.:
1.95% 2/15/28 (b)	854,000	758,195
2.45% 2/15/31 (b)	460,000	384,290
2.6% 2/15/33 (b)	1,617,000	1,299,691
3.469% 4/15/34 (b)	1,500,000	1,266,839
3.5% 2/15/41 (b)	371,000	283,708
3.75% 2/15/51 (b)	174,000	130,087
Marvell Technology, Inc.:
2.45% 4/15/28	1,500,000	1,346,771
5.75% 2/15/29	750,000	764,106
5.95% 9/15/33	591,000	610,439
Micron Technology, Inc.:
2.703% 4/15/32	1,100,000	902,927
4.185% 2/15/27	1,250,000	1,215,145
5.3% 1/15/31	1,556,000	1,540,049
NVIDIA Corp. 3.7% 4/1/60	1,050,000	824,518
		11,326,765
Software - 1.8%
Microsoft Corp. 3.3% 2/6/27	5,000,000	4,829,289
Oracle Corp.:
2.3% 3/25/28	529,000	474,067
2.875% 3/25/31	1,300,000	1,121,152
3.95% 3/25/51	1,880,000	1,402,390
4% 11/15/47	375,000	287,283
Roper Technologies, Inc. 2% 6/30/30	2,035,000	1,694,133
		9,808,314
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc. 2.8% 2/8/61	700,000	444,841
TOTAL INFORMATION TECHNOLOGY		29,599,075
MATERIALS - 1.5%
Chemicals - 1.5%
Celanese U.S. Holdings LLC:
6.165% 7/15/27	2,000,000	2,030,432
6.35% 11/15/28	256,000	263,284
6.55% 11/15/30	259,000	269,277
6.7% 11/15/33	151,000	158,623
International Flavors & Fragrances, Inc.:
1.832% 10/15/27 (b)	1,825,000	1,603,907
3.468% 12/1/50 (b)	525,000	345,505
5% 9/26/48	850,000	715,150
Sherwin-Williams Co. 4.5% 6/1/47	375,000	325,003
The Dow Chemical Co. 5.15% 2/15/34	1,900,000	1,872,322
Westlake Corp. 3.375% 6/15/30	900,000	803,942
		8,387,445
Containers & Packaging - 0.0%
Avery Dennison Corp. 4.875% 12/6/28	50,000	49,514
TOTAL MATERIALS		8,436,959
REAL ESTATE - 5.8%
Equity Real Estate Investment Trusts (REITs) - 5.5%
Agree LP:
2% 6/15/28	2,100,000	1,825,192
4.8% 10/1/32	1,065,000	995,038
Alexandria Real Estate Equities, Inc. 1.875% 2/1/33	950,000	710,900
Corporate Office Properties LP:
2% 1/15/29	904,000	748,736
2.25% 3/15/26	52,000	48,630
2.75% 4/15/31	414,000	334,159
2.9% 12/1/33	1,600,000	1,220,542
Crown Castle, Inc. 3.25% 1/15/51	450,000	304,578
Hudson Pacific Properties LP:
3.95% 11/1/27	3,400,000	2,935,896
5.95% 2/15/28	1,900,000	1,705,090
Invitation Homes Operating Partnership LP:
2% 8/15/31	600,000	468,657
4.15% 4/15/32	269,000	242,661
Kite Realty Group LP 5.5% 3/1/34	90,000	87,945
Kite Realty Group Trust:
4% 3/15/25	14,000	13,698
4.75% 9/15/30	277,000	261,341
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31	1,725,000	1,155,230
NNN (REIT), Inc. 5.6% 10/15/33	1,900,000	1,894,784
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	278,000	221,282
3.375% 2/1/31	1,402,000	1,180,379
4.5% 1/15/25	600,000	593,736
4.5% 4/1/27	1,000,000	961,640
Piedmont Operating Partnership LP 2.75% 4/1/32	86,000	60,855
Realty Income Corp.:
2.1% 3/15/28	516,000	457,983
2.85% 12/15/32	30,000	24,720
3.25% 1/15/31	30,000	26,574
Store Capital Corp. 2.7% 12/1/31	1,675,000	1,304,092
Sun Communities Operating LP:
2.3% 11/1/28	97,000	84,184
2.7% 7/15/31	250,000	203,896
4.2% 4/15/32	1,800,000	1,599,351
5.7% 1/15/33	1,100,000	1,082,740
UDR, Inc.:
2.1% 8/1/32	939,000	725,993
2.1% 6/15/33	374,000	282,937
Ventas Realty LP 2.5% 9/1/31	729,000	592,842
VICI Properties LP:
4.75% 2/15/28	378,000	366,058
4.95% 2/15/30	1,100,000	1,047,219
5.125% 5/15/32	2,578,000	2,419,100
Vornado Realty LP:
2.15% 6/1/26	103,000	92,430
3.4% 6/1/31	372,000	288,739
Welltower OP LLC:
3.625% 3/15/24	10,000	9,991
4.125% 3/15/29	675,000	642,096
WP Carey, Inc.:
2.4% 2/1/31	348,000	286,418
4.25% 10/1/26	450,000	437,877
		29,946,209
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 7.8% 3/15/28	412,000	408,117
Tanger Properties LP:
2.75% 9/1/31	596,000	480,871
3.125% 9/1/26	497,000	463,875
		1,352,863
TOTAL REAL ESTATE		31,299,072
UTILITIES - 10.0%
Electric Utilities - 5.0%
Alabama Power Co. 3.05% 3/15/32	380,000	329,014
American Transmission Systems, Inc. 2.65% 1/15/32 (b)	1,148,000	942,720
Cincinnati Gas & Electric Co. 5.25% 4/1/33	2,500,000	2,501,964
Cleco Corporate Holdings LLC:
3.743% 5/1/26	2,790,000	2,680,367
4.973% 5/1/46	750,000	617,205
Duke Energy Corp.:
2.45% 6/1/30	70,000	59,856
4.5% 8/15/32	1,240,000	1,164,073
5% 8/15/52	3,150,000	2,806,358
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	293,000	241,914
2.775% 1/7/32 (b)	266,000	215,670
3.616% 8/1/27 (b)	1,810,000	1,684,936
Entergy Corp. 2.8% 6/15/30	72,000	62,264
Exelon Corp.:
3.35% 3/15/32	1,602,000	1,396,586
4.1% 3/15/52	76,000	58,929
4.7% 4/15/50	800,000	694,315
5.1% 6/15/45	370,000	337,899
5.45% 3/15/34	1,400,000	1,393,190
5.6% 3/15/53	1,400,000	1,363,416
FirstEnergy Corp.:
2.25% 9/1/30	534,000	439,486
2.65% 3/1/30	2,150,000	1,837,892
3.4% 3/1/50	400,000	267,252
4.15% 7/15/27	900,000	854,774
Georgia Power Co. 5.25% 3/15/34	1,400,000	1,393,676
Monongahela Power Co. 5.85% 2/15/34 (b)	875,000	891,252
Nevada Power Co. 3.7% 5/1/29	75,000	70,835
Southern Co.:
4.4% 7/1/46	700,000	589,999
5.113% 8/1/27 (e)	2,050,000	2,044,849
5.7% 3/15/34	380,000	387,100
		27,327,791
Gas Utilities - 0.5%
ONE Gas, Inc. 2% 5/15/30	278,000	231,567
Southern Co. Gas Capital Corp.:
4.4% 5/30/47	625,000	507,124
5.75% 9/15/33	1,800,000	1,844,269
		2,582,960
Independent Power and Renewable Electricity Producers - 1.8%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	1,215,000	1,110,264
Emera U.S. Finance LP:
3.55% 6/15/26	2,550,000	2,445,455
4.75% 6/15/46	1,775,000	1,453,001
The AES Corp.:
1.375% 1/15/26	290,000	267,894
2.45% 1/15/31	4,555,000	3,715,657
3.3% 7/15/25 (b)	216,000	208,270
3.95% 7/15/30 (b)	593,000	538,763
		9,739,304
Multi-Utilities - 2.7%
Berkshire Hathaway Energy Co. 4.6% 5/1/53	2,000,000	1,707,618
Consolidated Edison Co. of New York, Inc. 5.2% 3/1/33	1,300,000	1,309,789
NiSource, Inc.:
2.95% 9/1/29	229,000	205,791
3.6% 5/1/30	950,000	869,333
4.375% 5/15/47	650,000	539,054
4.8% 2/15/44	500,000	443,951
5.25% 3/30/28	4,295,000	4,313,915
Puget Energy, Inc.:
2.379% 6/15/28	2,000,000	1,776,802
4.1% 6/15/30	1,023,000	926,143
4.224% 3/15/32	1,344,000	1,202,377
Sempra 3.8% 2/1/38	1,500,000	1,230,807
		14,525,580
TOTAL UTILITIES		54,175,635
TOTAL NONCONVERTIBLE BONDS (Cost $530,651,095)		481,162,346

U.S. Treasury Obligations - 8.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	2,500,000	1,664,941
1.875% 2/15/41	2,943,000	2,028,026
2% 11/15/41	2,000,000	1,384,688
3.625% 5/15/53	7,780,000	6,806,892
4.125% 8/15/53	8,615,000	8,247,516
4.25% 2/15/54	5,000,000	4,906,250
4.75% 11/15/53	14,560,000	15,490,471
U.S. Treasury Notes:
3.375% 5/15/33	1,280,000	1,194,100
3.5% 2/15/33	4,000	3,773
4.5% 11/15/33	6,500,000	6,622,892
TOTAL U.S. TREASURY OBLIGATIONS (Cost $51,055,635)		48,349,549

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
United Mexican States:
3.25% 4/16/30	200,000	177,302
4.5% 4/22/29	1,000,000	961,400
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,295,018)		1,138,702

Preferred Securities - 0.3%
	Principal Amount (a)	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge, Inc. 5.75% 7/15/80 (c)	753,000	707,674
FINANCIALS - 0.2%
Capital Markets - 0.2%
UBS Group AG 4.875% (b)(c)(f)	950,000	867,285
TOTAL PREFERRED SECURITIES (Cost $1,705,128)		1,574,959

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g) (Cost $7,514,779)	7,513,286	7,514,788

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $592,221,655)	539,740,344
NET OTHER ASSETS (LIABILITIES) - 0.8%	4,570,049
NET ASSETS - 100.0%	544,310,393

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $80,551,270 or 14.8% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	30,765,819	47,926,354	71,177,385	547,472	-	-	7,514,788	0.0%
Total	30,765,819	47,926,354	71,177,385	547,472	-	-	7,514,788

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	481,162,346	-	481,162,346	-

U.S. Government and Government Agency Obligations	48,349,549	-	48,349,549	-

Foreign Government and Government Agency Obligations	1,138,702	-	1,138,702	-

Preferred Securities	1,574,959	-	1,574,959	-

Money Market Funds	7,514,788	7,514,788	-	-
Total Investments in Securities:	539,740,344	7,514,788	532,225,556	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $584,706,876)	$532,225,556
Fidelity Central Funds (cost $7,514,779)	7,514,788

Total Investment in Securities (cost $592,221,655)		$539,740,344
Receivable for fund shares sold		11,536,197
Interest receivable		6,112,904
Distributions receivable from Fidelity Central Funds		49,224
Total assets		557,438,669
Liabilities
Payable for investments purchased	$3,138,250
Payable for fund shares redeemed	9,987,080
Distributions payable	373
Other payables and accrued expenses	2,573
Total Liabilities		13,128,276
Net Assets		$544,310,393
Net Assets consist of:
Paid in capital		$617,602,498
Total accumulated earnings (loss)		(73,292,105)
Net Assets		$544,310,393
Net Asset Value, offering price and redemption price per share ($544,310,393 ÷ 59,599,304 shares)		$9.13
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Dividends		$44,805
Interest		10,993,794
Income from Fidelity Central Funds		547,472
Total Income		11,586,071
Expenses
Custodian fees and expenses	$2,988
Independent trustees' fees and expenses	842
Total expenses before reductions	3,830
Expense reductions	(809)
Total expenses after reductions		3,021
Net Investment income (loss)		11,583,050
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,134,238)
Total net realized gain (loss)		(6,134,238)
Change in net unrealized appreciation (depreciation) on investment securities		16,535,111
Net gain (loss)		10,400,873
Net increase (decrease) in net assets resulting from operations		$21,983,923
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,583,050	$18,044,872
Net realized gain (loss)	(6,134,238)	(4,678,837)
Change in net unrealized appreciation (depreciation)	16,535,111	(8,050,705)
Net increase (decrease) in net assets resulting from operations	21,983,923	5,315,330
Distributions to shareholders	(11,766,406)	(17,892,148)

Share transactions
Proceeds from sales of shares	73,192,940	178,726,518
Reinvestment of distributions	11,765,914	17,849,306
Cost of shares redeemed	(66,663,643)	(65,819,030)

Net increase (decrease) in net assets resulting from share transactions	18,295,211	130,756,794
Total increase (decrease) in net assets	28,512,728	118,179,976

Net Assets
Beginning of period	515,797,665	397,617,689
End of period	$544,310,393	$515,797,665

Other Information
Shares
Sold	8,126,189	19,809,610
Issued in reinvestment of distributions	1,310,142	1,981,317
Redeemed	(7,344,789)	(7,313,917)
Net increase (decrease)	2,091,542	14,477,010

Financial Highlights
Fidelity® Series Corporate Bond Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$8.97	$9.24	$11.24	$11.31	$10.84	$9.95
Income from Investment Operations
Net investment income (loss) A,B	.196	.362	.296	.296	.353	.377
Net realized and unrealized gain (loss)	.163	(.274)	(1.974)	.054	.511	.917
Total from investment operations	.359	.088	(1.678)	.350	.864	1.294
Distributions from net investment income	(.199)	(.358)	(.295)	(.304)	(.356)	(.397)
Distributions from net realized gain	-	-	(.027)	(.116)	(.038)	(.007)
Total distributions	(.199)	(.358)	(.322)	(.420)	(.394)	(.404)
Net asset value, end of period	$9.13	$8.97	$9.24	$11.24	$11.31	$10.84
Total Return C,D	4.06%	1.02%	(15.16)%	3.18%	8.19%	13.38%
Ratios to Average Net Assets B,E,F
Expenses before reductions	-% G,H	-% H	-% H	-% H	-% H	.01%
Expenses net of fee waivers, if any	-% G,H	-% H	-% H	-% H	-% H	.01%
Expenses net of all reductions H	-% G	-%	-%	-%	-%	-%
Net investment income (loss)	4.40% G	4.03%	2.89%	2.67%	3.26%	3.73%
Supplemental Data
Net assets, end of period (000 omitted)	$544,310	$515,798	$397,618	$443,415	$208,418	$110,465
Portfolio turnover rate I	20% G	25%	41%	38%	37%	32%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount represents less than .005%.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024

1. Organization.
Fidelity Series Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,465,969
Gross unrealized depreciation	(56,176,976)
Net unrealized appreciation (depreciation)	$(52,711,007)
Tax cost	$592,451,351

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(5,476,531)
Long-term	(9,020,063)
Total capital loss carryforward	$(14,496,594)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Corporate Bond Fund	55,809,274	21,000,273
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $809.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024

Fidelity® Series Corporate Bond Fund	-%-D
Actual		$ 1,000	$ 1,040.60	$-E
Hypothetical-B		$ 1,000	$ 1,024.86	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Corporate Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through December 31, 2025.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Board Approval of Investment Advisory Contracts
Fidelity Series Corporate Bond Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.9891232.105
XBC-SANN-0424
Fidelity® Sustainable Low Duration Bond Fund

Semi-Annual Report
February 29, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 29, 2024 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 60.7%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.:
0.9% 3/25/24	125,000	124,634
5.539% 2/20/26	60,000	59,971
Verizon Communications, Inc.:
0.75% 3/22/24	75,000	74,817
0.85% 11/20/25	90,000	83,547
3.5% 11/1/24	80,000	78,818
		421,787
Media - 0.7%
Warnermedia Holdings, Inc.:
3.428% 3/15/24	75,000	74,937
3.638% 3/15/25	51,000	49,924
3.788% 3/15/25	60,000	58,817
		183,678
Wireless Telecommunication Services - 0.9%
Sprint Corp. 7.625% 2/15/25	50,000	50,611
T-Mobile U.S.A., Inc.:
2.25% 2/15/26	53,000	49,932
3.5% 4/15/25	120,000	117,312
		217,855
TOTAL COMMUNICATION SERVICES		823,320
CONSUMER DISCRETIONARY - 5.6%
Automobiles - 4.1%
American Honda Finance Corp. 4.95% 1/9/26	59,000	58,796
Daimler Finance North America LLC 4.9% 1/9/26 (b)	150,000	149,455
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.949% 10/15/24 (c)(d)	75,000	75,055
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.1126% 3/8/24 (c)(d)	75,000	75,005
1.2% 10/15/24	80,000	77,792
2.75% 6/20/25	60,000	57,898
4% 1/15/25	80,000	78,856
4.35% 4/9/25	80,000	78,960
6.05% 10/10/25	50,000	50,373
Hyundai Capital America:
1.8% 10/15/25 (b)	53,000	49,956
2.65% 2/10/25 (b)	120,000	116,645
5.8% 6/26/25 (b)	75,000	75,282
5.875% 4/7/25 (b)	80,000	80,233
		1,024,306
Specialty Retail - 1.5%
AutoZone, Inc. 3.625% 4/15/25	120,000	117,798
Lowe's Companies, Inc.:
3.375% 9/15/25	70,000	68,121
4% 4/15/25	120,000	118,279
Ross Stores, Inc. 4.6% 4/15/25	80,000	79,224
		383,422
TOTAL CONSUMER DISCRETIONARY		1,407,728
CONSUMER STAPLES - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Dollar Tree, Inc. 4% 5/15/25	110,000	108,031
ENERGY - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
Canadian Natural Resources Ltd.:
2.05% 7/15/25	80,000	76,341
3.9% 2/1/25	111,000	109,191
Enbridge, Inc.:
2.5% 1/15/25	80,000	77,970
2.5% 2/14/25	70,000	68,037
5.969% 3/8/26	70,000	69,981
Enterprise Products Operating LP 3.75% 2/15/25	60,000	59,019
EQT Corp. 6.125% 2/1/25	50,000	50,085
MPLX LP:
1.75% 3/1/26	54,000	50,377
4.875% 12/1/24	80,000	79,542
Phillips 66 Co. 3.605% 2/15/25	80,000	78,651
Spectra Energy Partners LP 4.75% 3/15/24	50,000	49,960
The Williams Companies, Inc. 4.55% 6/24/24	100,000	99,553
Western Gas Partners LP 3.1% 2/1/25	80,000	77,933
		946,640
FINANCIALS - 31.9%
Banks - 18.3%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7599% 6/14/24 (c)(d)	50,000	49,988
3.093% 10/1/25 (c)	80,000	78,802
3.366% 1/23/26 (c)	110,000	107,894
3.841% 4/25/25 (c)	100,000	99,695
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.460% 5.7952% 1/10/25 (c)(d)	108,000	108,094
0.949% 1/22/27 (c)	55,000	50,744
5.2% 12/12/24	130,000	129,593
5.92% 9/25/25	50,000	50,517
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.440% 5.774% 4/15/24 (c)(d)	50,000	50,004
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.7004% 7/31/24 (c)(d)	50,000	50,042
5.25% 12/6/24	130,000	129,698
5.45% 6/12/25	80,000	80,035
Canadian Imperial Bank of Commerce:
2.25% 1/28/25	120,000	116,693
3.1% 4/2/24	230,000	229,506
5.144% 4/28/25	60,000	59,791
Citigroup, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6.018% 1/25/26 (c)(d)	40,000	40,027
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.370% 6.6826% 5/24/25 (c)(d)	50,000	50,158
0.981% 5/1/25 (c)	250,000	247,815
3.106% 4/8/26 (c)	120,000	116,797
4.14% 5/24/25 (c)	130,000	129,401
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.8928% 6/1/25 (c)(d)	50,000	49,999
2.005% 3/13/26 (c)	80,000	77,131
2.083% 4/22/26 (c)	52,000	50,030
3.22% 3/1/25 (c)	80,000	79,993
Mitsubishi UFJ Financial Group, Inc. 4.788% 7/18/25 (c)	250,000	248,938
PNC Financial Services Group, Inc.:
5.671% 10/28/25 (c)	80,000	79,910
5.812% 6/12/26 (c)	110,000	110,160
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 5.6719% 10/7/24 (c)(d)	50,000	50,025
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.360% 5.6832% 7/29/24 (c)(d)	50,000	50,034
2.55% 7/16/24	430,000	424,945
5.66% 10/25/24	60,000	60,021
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 5.7128% 3/4/24 (c)(d)	50,000	50,000
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2626% 3/8/24 (c)(d)	50,000	50,004
2.35% 3/8/24	375,000	374,854
3.766% 6/6/25	120,000	117,849
Truist Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.7522% 6/9/25 (c)(d)	50,000	49,865
4.26% 7/28/26 (c)	51,000	49,961
5.9% 10/28/26 (c)	80,000	80,342
U.S. Bancorp:
2.4% 7/30/24	130,000	128,278
5.727% 10/21/26 (c)	110,000	110,486
Wells Fargo & Co.:
2.164% 2/11/26 (c)	80,000	77,379
2.188% 4/30/26 (c)	90,000	86,358
3.908% 4/25/26 (c)	120,000	117,663
4.54% 8/15/26 (c)	90,000	88,756
		4,638,275
Capital Markets - 7.1%
Athene Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 6.0106% 5/24/24 (b)(c)(d)	75,000	75,055
Bank of New York Mellon Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 5.524% 10/25/24 (c)(d)	150,000	149,784
1.6% 4/24/25	130,000	124,897
4.414% 7/24/26 (c)	70,000	69,038
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 6.7399% 3/15/24 (c)(d)	75,000	75,026
0.855% 2/12/26 (c)	53,000	50,583
1.093% 12/9/26 (c)	54,000	50,022
3% 3/15/24	100,000	99,907
5.7% 11/1/24	130,000	130,072
Moody's Corp. 3.75% 3/24/25	120,000	117,964
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.8338% 1/22/25 (c)(d)	475,000	475,418
1.164% 10/21/25 (c)	40,000	38,815
3.62% 4/17/25 (c)	50,000	49,850
NASDAQ, Inc. 5.65% 6/28/25	11,000	11,036
State Street Corp.:
2.354% 11/1/25 (c)	80,000	78,232
2.901% 3/30/26 (c)	112,000	109,018
4.857% 1/26/26 (c)	80,000	79,524
		1,784,241
Consumer Finance - 3.7%
Ally Financial, Inc. 3.875% 5/21/24	50,000	49,775
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.720% 6.0387% 5/3/24 (c)(d)	50,000	50,044
3% 10/30/24	130,000	127,867
4.99% 5/1/26 (c)	120,000	119,296
6.338% 10/30/26 (c)	114,000	115,735
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 6.6652% 5/9/25 (c)(d)	45,000	45,055
2.636% 3/3/26 (c)	130,000	126,074
3.2% 2/5/25	80,000	78,223
4.25% 4/30/25	110,000	108,514
4.985% 7/24/26 (c)	60,000	59,452
Toyota Motor Credit Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9676% 3/22/24 (c)(d)	50,000	50,011
		930,046
Financial Services - 1.1%
Corebridge Financial, Inc. 3.5% 4/4/25	100,000	97,668
PayPal Holdings, Inc. 1.65% 6/1/25	80,000	76,567
The Western Union Co.:
1.35% 3/15/26	55,000	50,661
2.85% 1/10/25	60,000	58,536
		283,432
Insurance - 1.7%
Equitable Financial Life Global Funding:
1.1% 11/12/24 (b)	50,000	48,375
1.4% 7/7/25 (b)	53,000	50,087
5.5% 12/2/25 (b)	120,000	119,711
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	75,000	74,958
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	131,000	129,518
		422,649
TOTAL FINANCIALS		8,058,643
HEALTH CARE - 5.8%
Biotechnology - 0.7%
AbbVie, Inc.:
3.8% 3/15/25	60,000	59,078
3.85% 6/15/24	50,000	49,708
Amgen, Inc. 5.25% 3/2/25	75,000	74,814
		183,600
Health Care Equipment & Supplies - 1.0%
Boston Scientific Corp.:
1.9% 6/1/25	130,000	124,650
3.45% 3/1/24	130,000	130,000
		254,650
Health Care Providers & Services - 2.7%
Cigna Group:
0.613% 3/15/24	125,000	124,799
1.25% 3/15/26	55,000	50,809
3.25% 4/15/25	80,000	78,085
CVS Health Corp. 4.1% 3/25/25	60,000	59,236
HCA Holdings, Inc.:
5.25% 4/15/25	60,000	59,719
5.25% 6/15/26	50,000	49,696
5.375% 2/1/25	80,000	79,719
5.875% 2/15/26	80,000	80,332
Humana, Inc. 3.85% 10/1/24	100,000	98,923
		681,318
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	80,000	77,899
Pharmaceuticals - 1.1%
AstraZeneca Finance LLC 0.7% 5/28/24	100,000	98,862
Bayer U.S. Finance II LLC 3.375% 7/15/24 (b)	80,000	79,184
Bristol-Myers Squibb Co. 2.9% 7/26/24	100,000	98,943
		276,989
TOTAL HEALTH CARE		1,474,456
INDUSTRIALS - 2.2%
Building Products - 0.2%
Carrier Global Corp. 5.8% 11/30/25	45,000	45,317
Ground Transportation - 0.3%
Canadian Pacific Railway Co. 1.35% 12/2/24	80,000	77,499
Machinery - 1.0%
Caterpillar Financial Services Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.270% 5.6206% 9/13/24 (c)(d)	200,000	200,115
Otis Worldwide Corp. 2.056% 4/5/25	60,000	57,819
		257,934
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
2.3% 2/1/25	60,000	58,108
2.875% 1/15/26	53,000	50,543
3.25% 3/1/25	80,000	78,103
		186,754
TOTAL INDUSTRIALS		567,504
INFORMATION TECHNOLOGY - 3.1%
Electronic Equipment, Instruments & Components - 0.6%
Dell International LLC/EMC Corp.:
4% 7/15/24	80,000	79,460
5.85% 7/15/25	60,000	60,265
		139,725
Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 5.5932% 10/1/24 (c)(d)	50,000	49,997
NXP BV/NXP Funding LLC 5.35% 3/1/26	121,000	120,797
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.7% 5/1/25	120,000	115,987
		286,781
Software - 1.4%
Oracle Corp. 2.5% 4/1/25	170,000	164,576
Roper Technologies, Inc.:
1% 9/15/25	60,000	56,210
2.35% 9/15/24	125,000	122,753
		343,539
TOTAL INFORMATION TECHNOLOGY		770,045
MATERIALS - 0.8%
Chemicals - 0.8%
Celanese U.S. Holdings LLC:
5.9% 7/5/24	60,000	59,943
6.05% 3/15/25	100,000	100,247
Nutrien Ltd. 3% 4/1/25	52,000	50,569
		210,759
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.:
2.4% 3/15/25	80,000	77,339
4% 6/1/25	51,000	50,015
Crown Castle, Inc. 1.35% 7/15/25	90,000	85,160
		212,514
UTILITIES - 3.1%
Electric Utilities - 2.1%
Duke Energy Corp. 3.75% 4/15/24	100,000	99,743
Edison International 3.55% 11/15/24	80,000	78,745
Eversource Energy 4.2% 6/27/24	80,000	79,613
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 5.6456% 6/28/24 (c)(d)	105,000	104,976
Southern California Edison Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 6.1732% 4/1/24 (c)(d)	75,000	75,038
Tampa Electric Co. 3.875% 7/12/24	85,000	84,447
		522,562
Gas Utilities - 0.5%
Southern California Gas Co. 3.15% 9/15/24	80,000	78,957
The East Ohio Gas Co. 1.3% 6/15/25 (b)	53,000	50,256
		129,213
Multi-Utilities - 0.5%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.963% 5/13/24 (c)(d)	39,000	39,006
NiSource, Inc. 0.95% 8/15/25	90,000	84,433
		123,439
TOTAL UTILITIES		775,214
TOTAL NONCONVERTIBLE BONDS (Cost $15,304,259)		15,354,854

U.S. Treasury Obligations - 27.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.79% to 5.46% 3/21/24 to 6/13/24	3,380,600	3,352,567
U.S. Treasury Notes 3% 6/30/24	3,500,000	3,472,789
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,829,114)		6,825,356

Asset-Backed Securities - 8.9%
	Principal Amount (a)	Value ($)
BMW Vechicle Lease Trust Series 2023-1 Class A2, 5.27% 2/25/25	12,040	12,038
BMW Vehicle Lease Trust:
Series 2023-2 Class A2, 5.95% 8/25/25	71,579	71,662
Series 2024-1 Class A2A, 5.1% 7/27/26	57,000	56,890
BMW Vehicle Owner Trust Series 2023-A Class A2A, 5.72% 4/27/26	93,003	93,086
Capital One Prime Auto Receiva Series 2023-2 Class A2A, 5.91% 10/15/26	120,000	120,357
Capital One Prime Auto Receivables Series 2023-1 Class A2, 5.2% 5/15/26	29,566	29,525
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	2,049	2,019
Series 2022-3 Class A2A, 3.81% 9/15/25	2,373	2,369
Series 2023 2 Class A2A, 5.5% 6/15/26	37,579	37,559
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A2A, 6.08% 12/15/26	56,000	56,298
Carmax Auto Owner Trust 2024-1 Series 2024-1 Class A2A, 5.3% 3/15/27	68,000	67,948
Carmax Owner Trust Series 2023-1 Class A2A, 5.23% 1/15/26	16,652	16,631
Citibank Credit Card Issuance Trust Series 2023-A1 Class A1, 5.23% 12/8/27	100,000	100,183
Citizens Auto Receivables Trust Series 2024-1 Class A2A, 5.43% 10/15/26 (b)	72,000	72,011
Dell Equipment Finance Trust 2 Series 2023-3 Class A2, 6.1% 4/23/29 (b)	100,000	100,386
Dllaa 2023-1A Series 2023-1A Class A2, 5.93% 7/20/26 (b)	5,919	5,933
DLLAD Series 2023-1A Class A2, 5.19% 4/20/26 (b)	35,262	35,168
Ford Credit Auto Lease Trust Series 2024-A Class A2A, 5.24% 7/15/26	48,000	47,921
Ford Credit Auto Owner Trust:
Series 2022-C Class A2A, 4.52% 4/15/25	2,585	2,583
Series 2023-B Class A2A, 5.57% 6/15/26	64,890	64,911
Ford Credit Floorplan Master Owner Trust Series 2019-4 Class A, 2.44% 9/15/26	100,000	98,381
Fordl 2023-A Series 2023-A Class A2A, 5.19% 6/15/25	9,763	9,757
GM Financial Automobile Leasing Trust Series 2023-A Class A2A, 5.27% 6/20/25	24,324	24,307
GM Financial Consumer Automobile Series 2024-1 Class ASB, 5.12% 2/16/27	59,000	58,883
Gm Financial Consumer Automobile Re Series 2023-1 Class A2A, 5.19% 3/16/26	14,385	14,365
GM Financial Consumer Automobile Receivables Series 2023 2 Class A2A, 5.1% 5/18/26	42,484	42,393
GM Financial Consumer Automobile Receivables Trust:
Series 2022-3 Class A2A, 3.5% 9/16/25	4,585	4,574
Series 2022-4 Class A2A, 4.6% 11/17/25	8,664	8,647
Gm Financial Leasing Trust 202 Series 2023-3 Class A2A, 5.58% 1/20/26	65,033	65,039
Hyundai Auto Receivables Trust:
Series 2022-B Class A2A, 3.64% 5/15/25	2,359	2,356
Series 2022-C, Class A2A, 5.35% 11/17/25	25,271	25,260
Series 2023-B Class A2A, 5.77% 5/15/26	47,345	47,405
Mercedes-Benz Auto Receivables:
Series 2023-1 Class A2, 5.09% 1/15/26	14,479	14,462
Series 2023-2 Class A2, 5.92% 11/16/26	47,000	47,191
Series 2024-1 Class A2A, 5.06% 5/17/27	71,000	70,809
Nissan Auto Receivables 2023-B Series 2023-B Class A2A, 5.95% 5/15/26	75,000	75,302
SFS Auto Receivables Securitization Series 2024-1A Class A2, 5.35% 6/21/27 (b)	29,000	28,984
Tesla Auto Lease Trust 2023-B Series 2023-B Class A2, 6.02% 9/22/25 (b)	20,000	20,045
Tesla Auto Lease Trust 23-A Series 2023-A Class A2, 5.86% 8/20/25 (b)	45,354	45,433
Tesla Electric Vehicle Trust 2023-1 Series 2023-1 Class A2A, 5.54% 12/21/26 (b)	80,000	80,062
Toyota Auto Receivables Series 2022-D Class A2A, 5.27% 1/15/26	33,551	33,524
Toyota Auto Receivables 2023-C Series 2023-C Class A2A, 5.6% 8/17/26	58,996	59,001
Toyota Auto Receivables 2023-D Series 2023-D Class A2A, 5.8% 11/16/26	45,000	45,145
Toyota Auto Receivables Owner Trust Series 2023-A Class A2, 5.05% 1/15/26	29,331	29,289
Toyota Lease Owner Trust Series 2024-A Class A2A, 5.33% 7/20/26 (b)	102,000	101,971
Usaa Auto Owner Trust 2023-A Series 2023-A Class A2, 5.83% 7/15/26 (b)	42,000	42,056
Volkswagen Auto Loan Enhanced Series 2023-1 Class A2A, 5.5% 12/21/26	86,352	86,347
World Omni Auto Receivables Trust:
Series 2022-B, Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.8947% 10/15/25 (c)(d)	1,490	1,491
Series 2023-C Class A2A, 5.57% 12/15/26	50,000	49,999
Series 2023-D Class A2A, 5.91% 2/16/27	32,000	32,151
TOTAL ASSET-BACKED SECURITIES (Cost $2,257,293)		2,260,107

Commercial Mortgage Securities - 0.5%
	Principal Amount (a)	Value ($)
Morgan Stanley BAML Trust Series 2015-C21 Class ASB, 3.15% 3/15/48 (Cost $122,119)	126,723	122,249

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $656,748)	656,617	656,748

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $25,169,533)	25,219,314
NET OTHER ASSETS (LIABILITIES) - 0.3%	64,260
NET ASSETS - 100.0%	25,283,574

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,555,806 or 6.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	269,424	13,689,866	13,302,542	17,854	-	-	656,748	0.0%
Total	269,424	13,689,866	13,302,542	17,854	-	-	656,748

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	15,354,854	-	15,354,854	-

U.S. Government and Government Agency Obligations	6,825,356	-	6,825,356	-

Asset-Backed Securities	2,260,107	-	2,260,107	-

Commercial Mortgage Securities	122,249	-	122,249	-

Money Market Funds	656,748	656,748	-	-
Total Investments in Securities:	25,219,314	656,748	24,562,566	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $24,512,785)	$24,562,566
Fidelity Central Funds (cost $656,748)	656,748

Total Investment in Securities (cost $25,169,533)		$25,219,314
Receivable for investments sold		6,997
Receivable for fund shares sold		26,856
Interest receivable		171,443
Distributions receivable from Fidelity Central Funds		2,961
Receivable from investment adviser for expense reductions		1,046
Total assets		25,428,617
Liabilities
Payable for investments purchased	$122,121
Payable for fund shares redeemed	8,687
Distributions payable	6,700
Accrued management fee	4,331
Distribution and service plan fees payable	1,283
Other affiliated payables	1,921
Total Liabilities		145,043
Net Assets		$25,283,574
Net Assets consist of:
Paid in capital		$24,806,577
Total accumulated earnings (loss)		476,997
Net Assets		$25,283,574

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($3,565,618 ÷ 350,468 shares)(a)		$10.17
Maximum offering price per share (100/98.50 of $10.17)		$10.32
Class M :
Net Asset Value and redemption price per share ($625,991 ÷ 61,531 shares)(a)		$10.17
Maximum offering price per share (100/98.50 of $10.17)		$10.32
Class C :
Net Asset Value and offering price per share ($913,359 ÷ 89,826 shares)(a)		$10.17
Fidelity Sustainable Low Duration Bond Fund :
Net Asset Value, offering price and redemption price per share ($15,606,474 ÷ 1,533,955 shares)		$10.17
Class I :
Net Asset Value, offering price and redemption price per share ($924,067 ÷ 90,826 shares)		$10.17
Class Z :
Net Asset Value, offering price and redemption price per share ($3,648,065 ÷ 358,554 shares)		$10.17
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Interest		$654,118
Income from Fidelity Central Funds		17,854
Total Income		671,972
Expenses
Management fee	$25,668
Transfer agent fees	12,037
Distribution and service plan fees	7,618
Independent trustees' fees and expenses	40
Miscellaneous	232
Total expenses before reductions	45,595
Expense reductions	(6,173)
Total expenses after reductions		39,422
Net Investment income (loss)		632,550
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	4,260
Total net realized gain (loss)		4,260
Change in net unrealized appreciation (depreciation) on investment securities		80,249
Net gain (loss)		84,509
Net increase (decrease) in net assets resulting from operations		$717,059
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$632,550	$876,915
Net realized gain (loss)	4,260	(15,809)
Change in net unrealized appreciation (depreciation)	80,249	(578)
Net increase (decrease) in net assets resulting from operations	717,059	860,528
Distributions to shareholders	(605,954)	(474,711)

Share transactions - net increase (decrease)	1,645,353	14,149,338
Total increase (decrease) in net assets	1,756,458	14,535,155

Net Assets
Beginning of period	23,527,116	8,991,961
End of period	$25,283,574	$23,527,116

Financial Highlights
Fidelity Advisor® Sustainable Low Duration Bond Fund Class A

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$9.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.244	.401	.053
Net realized and unrealized gain (loss)	.024	(.024)	(.058)
Total from investment operations	.268	.377	(.005)
Distributions from net investment income	(.224)	(.207)	(.035)
Distributions from net realized gain	(.004)	-	-
Total distributions	(.228)	(.207)	(.035)
Net asset value, end of period	$10.17	$10.13	$9.96
Total Return D,E,F	2.67%	3.83%	(.05)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.44% I,J	.51%	.51% J
Expenses net of fee waivers, if any	.44% I,J	.50%	.51% J
Expenses net of all reductions	.44% I,J	.50%	.51% J
Net investment income (loss)	4.81% I,J	4.00%	1.40% J
Supplemental Data
Net assets, end of period (000 omitted)	$3,566	$3,209	$1,730
Portfolio turnover rate K	59% J	25%	5% L

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity Advisor® Sustainable Low Duration Bond Fund Class M

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$9.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.244	.402	.054
Net realized and unrealized gain (loss)	.025	(.023)	(.059)
Total from investment operations	.269	.379	(.005)
Distributions from net investment income	(.225)	(.209)	(.035)
Distributions from net realized gain	(.004)	-	-
Total distributions	(.229)	(.209)	(.035)
Net asset value, end of period	$10.17	$10.13	$9.96
Total Return D,E,F	2.68%	3.84%	(.05)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.44% I,J	.48%	.51% J
Expenses net of fee waivers, if any	.44% I,J	.48%	.51% J
Expenses net of all reductions	.44% I,J	.48%	.51% J
Net investment income (loss)	4.81% I,J	4.02%	1.40% J
Supplemental Data
Net assets, end of period (000 omitted)	$626	$605	$515
Portfolio turnover rate K	59% J	25%	5% L

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity Advisor® Sustainable Low Duration Bond Fund Class C

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.12	$9.95	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.201	.317	.021
Net realized and unrealized gain (loss)	.035	(.024)	(.064)
Total from investment operations	.236	.293	(.043)
Distributions from net investment income	(.182)	(.123)	(.007)
Distributions from net realized gain	(.004)	-	-
Total distributions	(.186)	(.123)	(.007)
Net asset value, end of period	$10.17	$10.12	$9.95
Total Return D,E,F	2.34%	2.96%	(.43)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.29% I,J	1.34%	1.36% J
Expenses net of fee waivers, if any	1.29% I,J	1.34%	1.36% J
Expenses net of all reductions	1.29% I,J	1.33%	1.36% J
Net investment income (loss)	3.96% I,J	3.17%	.55% J
Supplemental Data
Net assets, end of period (000 omitted)	$913	$872	$759
Portfolio turnover rate K	59% J	25%	5% L

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity® Sustainable Low Duration Bond Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$9.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.253	.418	.059
Net realized and unrealized gain (loss)	.025	(.021)	(.058)
Total from investment operations	.278	.397	.001
Distributions from net investment income	(.234)	(.227)	(.041)
Distributions from net realized gain	(.004)	-	-
Total distributions	(.238)	(.227)	(.041)
Net asset value, end of period	$10.17	$10.13	$9.96
Total Return D,E	2.77%	4.03%	.01%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.30% H,I	.36%	.39% I
Expenses net of fee waivers, if any	.25% H,I	.31%	.35% I
Expenses net of all reductions	.25% H,I	.30%	.35% I
Net investment income (loss)	5.00% H,I	4.20%	1.56% I
Supplemental Data
Net assets, end of period (000 omitted)	$15,606	$11,859	$4,499
Portfolio turnover rate J	59% I	25%	5% K

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity Advisor® Sustainable Low Duration Bond Fund Class I

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$9.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.255	.416	.060
Net realized and unrealized gain (loss)	.023	(.019)	(.059)
Total from investment operations	.278	.397	.001
Distributions from net investment income	(.234)	(.227)	(.041)
Distributions from net realized gain	(.004)	-	-
Total distributions	(.238)	(.227)	(.041)
Net asset value, end of period	$10.17	$10.13	$9.96
Total Return D,E	2.77%	4.03%	.01%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.34% H,I	.37%	.37% I
Expenses net of fee waivers, if any	.25% H,I	.31%	.35% I
Expenses net of all reductions	.25% H,I	.30%	.35% I
Net investment income (loss)	5.00% H,I	4.20%	1.56% I
Supplemental Data
Net assets, end of period (000 omitted)	$924	$3,219	$526
Portfolio turnover rate J	59% I	25%	5% K

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity Advisor® Sustainable Low Duration Bond Fund Class Z

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$9.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.257	.426	.061
Net realized and unrealized gain (loss)	.024	(.024)	(.058)
Total from investment operations	.281	.402	.003
Distributions from net investment income	(.237)	(.232)	(.043)
Distributions from net realized gain	(.004)	-	-
Total distributions	(.241)	(.232)	(.043)
Net asset value, end of period	$10.17	$10.13	$9.96
Total Return D,E	2.80%	4.08%	.03%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.25% H,I	.31%	.35% I
Expenses net of fee waivers, if any	.20% H,I	.25%	.30% I
Expenses net of all reductions	.20% H,I	.25%	.30% I
Net investment income (loss)	5.05% H,I	4.25%	1.61% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,648	$3,764	$962
Portfolio turnover rate J	59% I	25%	5% K

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024

1. Organization.
Fidelity Sustainable Low Duration Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Sustainable Low Duration Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$311,869
Gross unrealized depreciation	(4,069)
Net unrealized appreciation (depreciation)	$307,800
Tax cost	$24,911,516

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Low Duration Bond Fund	7,705,703	4,872,858
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.15%	$2,546	$1,300
Class M	- %	.15%	464	394
Class C	.75%	.25%	4,608	3,697
			$7,618	$5,391

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$577
Class M	1
$578

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$1,539.09
Class M	270.09
Class C	387.08
Fidelity Sustainable Low Duration Bond Fund	6,934.10
Class I	1,872.14
Class Z	1,035.05
	$12,037
A Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	.45%	$-
Class M	.45%	-
Class C	1.30%	-
Fidelity Sustainable Low Duration Bond Fund	.25%	3,579
Class I	.25%	1,197
Class Z	.20%	1,053
		$5,829

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $344.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2024	Year ended August 31, 2023
Fidelity Sustainable Low Duration Bond Fund
Distributions to shareholders
Class A	$75,883	$64,599
Class M	13,942	13,455
Class C	16,706	10,951
Fidelity Sustainable Low Duration Bond Fund	327,885	187,219
Class I	68,572	34,519
Class Z	102,966	163,968
Total	$605,954	$474,711
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2024	Year ended August 31, 2023	Six months ended February 29, 2024	Year ended August 31, 2023
Fidelity Sustainable Low Duration Bond Fund
Class A
Shares sold	83,959	464,958	$853,475	$4,646,554
Reinvestment of distributions	7,469	6,426	75,847	64,537
Shares redeemed	(57,791)	(328,247)	(588,234)	(3,289,544)
Net increase (decrease)	33,637	143,137	$341,088	$1,421,547
Class M
Shares sold	3,437	22,623	$34,993	$225,917
Reinvestment of distributions	1,373	1,334	13,938	13,383
Shares redeemed	(3,021)	(15,916)	(30,721)	(160,231)
Net increase (decrease)	1,789	8,041	$18,210	$79,069
Class C
Shares sold	14,603	19,293	$147,966	$192,596
Reinvestment of distributions	1,645	1,091	16,692	10,950
Shares redeemed	(12,572)	(10,524)	(127,588)	(106,201)
Net increase (decrease)	3,676	9,860	$37,070	$97,345
Fidelity Sustainable Low Duration Bond Fund
Shares sold	730,358	1,284,218	$7,422,476	$12,874,592
Reinvestment of distributions	29,376	17,286	298,330	173,685
Shares redeemed	(396,766)	(582,242)	(4,033,015)	(5,837,836)
Net increase (decrease)	362,968	719,262	$3,687,791	$7,210,441
Class I
Shares sold	43,891	288,861	$445,628	$2,906,850
Reinvestment of distributions	6,664	3,326	67,662	33,509
Shares redeemed	(277,619)	(27,151)	(2,818,779)	(273,778)
Net increase (decrease)	(227,064)	265,036	$(2,305,489)	$2,666,581
Class Z
Shares sold	145,521	1,151,300	$1,479,103	$11,485,335
Reinvestment of distributions	7,628	11,795	77,468	118,288
Shares redeemed	(166,232)	(888,010)	(1,689,888)	(8,929,268)
Net increase (decrease)	(13,083)	275,085	$(133,317)	$2,674,355
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Sustainable Low Duration Bond Fund	21%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024
Fidelity® Sustainable Low Duration Bond Fund
Class A	.45%
Actual		$ 1,000	$ 1,026.70	$ 2.27
Hypothetical-B		$ 1,000	$ 1,022.63	$ 2.26
Class M	.44%
Actual		$ 1,000	$ 1,026.80	$ 2.22
Hypothetical-B		$ 1,000	$ 1,022.68	$ 2.21
Class C	1.30%
Actual		$ 1,000	$ 1,023.40	$ 6.54
Hypothetical-B		$ 1,000	$ 1,018.40	$ 6.52
Fidelity® Sustainable Low Duration Bond Fund	.25%
Actual		$ 1,000	$ 1,027.70	$ 1.26
Hypothetical-B		$ 1,000	$ 1,023.62	$ 1.26
Class I	.25%
Actual		$ 1,000	$ 1,027.70	$ 1.26
Hypothetical-B		$ 1,000	$ 1,023.62	$ 1.26
Class Z	.20%
Actual		$ 1,000	$ 1,028.00	$ 1.01
Hypothetical-B		$ 1,000	$ 1,023.87	$ 1.01

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Sustainable Low Duration Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees in 2022); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.45%, 0.45%, 1.30%, 0.25%, 0.20% and 0.25% through December 31, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Board Approval of Investment Advisory Contracts
Fidelity Sustainable Low Duration Bond Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.9904901.101
SLD-SANN-0424
Fidelity® Short-Term Bond Fund

Semi-Annual Report
February 29, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 29, 2024 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Futures - 13.4%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 51.3%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.8%
AT&T, Inc. 0.9% 3/25/24	10,610	10,579
NTT Finance Corp. 0.583% 3/1/24 (b)	3,469	3,469
Verizon Communications, Inc. 0.75% 3/22/24	3,860	3,851
		17,899
Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 6.15% 11/10/26	8,540	8,615
Warnermedia Holdings, Inc.:
3.428% 3/15/24	1,645	1,644
3.638% 3/15/25	901	882
3.755% 3/15/27	5,200	4,920
		16,061
Wireless Telecommunication Services - 0.7%
Rogers Communications, Inc. 2.95% 3/15/25	4,725	4,599
T-Mobile U.S.A., Inc.:
2.625% 4/15/26	6,000	5,678
3.5% 4/15/25	7,030	6,873
		17,150
TOTAL COMMUNICATION SERVICES		51,110
CONSUMER DISCRETIONARY - 4.4%
Automobiles - 3.4%
American Honda Finance Corp. 4.6% 4/17/25	5,500	5,462
Daimler Finance North America LLC:
0.75% 3/1/24 (b)	8,516	8,516
4.8% 1/11/27 (b)	7,100	7,065
5.5% 11/27/24 (b)	5,640	5,637
General Motors Financial Co., Inc.:
1.05% 3/8/24	1,943	1,942
1.25% 1/8/26	6,779	6,282
5.4% 4/6/26	5,000	5,002
5.4% 5/8/27	8,000	8,004
Hyundai Capital America:
1% 9/17/24 (b)	7,995	7,788
5.8% 6/26/25 (b)	6,500	6,524
Volkswagen Group of America Finance LLC:
3.95% 6/6/25 (b)	2,950	2,889
5.7% 9/12/26 (b)	6,200	6,258
6% 11/16/26 (b)	8,500	8,661
		80,030
Distributors - 0.2%
Genuine Parts Co. 1.75% 2/1/25	4,784	4,618
Specialty Retail - 0.6%
Advance Auto Parts, Inc. 5.9% 3/9/26	2,294	2,289
AutoZone, Inc. 5.05% 7/15/26	6,500	6,486
Lowe's Companies, Inc.:
4.4% 9/8/25	3,318	3,277
4.8% 4/1/26	1,004	998
O'Reilly Automotive, Inc. 5.75% 11/20/26	1,815	1,841
		14,891
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry, Inc.:
7.05% 11/27/25	353	360
7.35% 11/27/28	3,000	3,138
		3,498
TOTAL CONSUMER DISCRETIONARY		103,037
CONSUMER STAPLES - 3.7%
Beverages - 0.5%
Constellation Brands, Inc. 3.6% 5/9/24	7,000	6,972
Keurig Dr. Pepper, Inc. 0.75% 3/15/24	5,000	4,992
		11,964
Consumer Staples Distribution & Retail - 0.8%
Dollar General Corp. 4.25% 9/20/24	10,347	10,259
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (b)	7,661	7,450
		17,709
Food Products - 0.6%
JDE Peet's BV 0.8% 9/24/24 (b)	6,779	6,579
Mondelez International, Inc. 2.125% 3/17/24	7,500	7,490
		14,069
Tobacco - 1.8%
Altria Group, Inc. 2.35% 5/6/25	1,269	1,225
BAT Capital Corp. 3.222% 8/15/24	10,014	9,896
BAT International Finance PLC 1.668% 3/25/26	6,714	6,220
Imperial Tobacco Finance PLC 3.125% 7/26/24 (b)	7,381	7,302
Philip Morris International, Inc.:
2.875% 5/1/24	6,658	6,627
4.75% 2/12/27	5,217	5,152
5% 11/17/25	5,425	5,406
		41,828
TOTAL CONSUMER STAPLES		85,570
ENERGY - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Canadian Natural Resources Ltd. 2.05% 7/15/25	4,512	4,306
Devon Energy Corp. 5.25% 9/15/24	5,000	4,985
Enbridge, Inc.:
2.5% 2/14/25	1,218	1,184
5.9% 11/15/26	2,514	2,561
Enterprise Products Operating LP 5.05% 1/10/26	4,128	4,125
Equinor ASA 1.75% 1/22/26	1,409	1,327
MPLX LP 1.75% 3/1/26	10,071	9,395
Occidental Petroleum Corp. 2.9% 8/15/24	2,755	2,714
Petroleos Mexicanos 6.5% 3/13/27	7,500	6,995
Phillips 66 Co. 3.85% 4/9/25	8,057	7,920
The Williams Companies, Inc. 5.4% 3/2/26	1,346	1,349
		46,861
FINANCIALS - 30.0%
Banks - 18.1%
ABN AMRO Bank NV 6.339% 9/18/27 (b)(c)	4,700	4,780
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (c)(d)	6,000	5,962
0.976% 4/22/25 (c)	8,000	7,941
3.841% 4/25/25 (c)	7,500	7,477
4.827% 7/22/26 (c)	5,015	4,973
5.933% 9/15/27 (c)	5,000	5,067
Bank of America NA 5.65% 8/18/25	5,000	5,036
Bank of Montreal:
4.25% 9/14/24	7,000	6,947
5.266% 12/11/26	5,000	5,013
5.92% 9/25/25	3,000	3,031
Bank of Nova Scotia:
5.35% 12/7/26	4,000	4,015
5.45% 6/12/25	6,560	6,563
Banque Federative du Credit Mutuel SA 4.524% 7/13/25 (b)	5,542	5,477
Barclays PLC:
2.852% 5/7/26 (c)	4,878	4,716
5.304% 8/9/26 (c)	2,578	2,562
5.829% 5/9/27 (c)	6,500	6,516
6.496% 9/13/27 (c)	3,000	3,053
BNP Paribas SA 2.219% 6/9/26 (b)(c)	7,000	6,701
BPCE SA:
1.625% 1/14/25 (b)	9,500	9,183
5.203% 1/18/27 (b)	6,000	5,997
Canadian Imperial Bank of Commerce:
3.945% 8/4/25	6,059	5,940
5.926% 10/2/26	6,200	6,315
Citigroup, Inc.:
0.981% 5/1/25 (c)	4,488	4,449
2.014% 1/25/26 (c)	8,000	7,729
3.106% 4/8/26 (c)	6,714	6,535
4.14% 5/24/25 (c)	7,000	6,968
5.61% 9/29/26 (c)	5,000	5,006
Danske Bank A/S:
5.427% 3/1/28 (b)(c)	5,200	5,208
6.259% 9/22/26 (b)(c)	5,502	5,559
6.466% 1/9/26 (b)(c)	3,260	3,273
DNB Bank ASA 0.856% 9/30/25 (b)(c)	10,000	9,715
HSBC Holdings PLC:
0.976% 5/24/25 (c)	8,400	8,305
1.645% 4/18/26 (c)	6,806	6,496
Huntington National Bank 5.699% 11/18/25 (c)	5,500	5,454
Intesa Sanpaolo SpA 3.25% 9/23/24 (b)	10,000	9,848
JPMorgan Chase & Co.:
0.824% 6/1/25 (c)	6,568	6,481
3.845% 6/14/25 (c)	7,500	7,454
4.851% 7/25/28 (c)	10,500	10,384
5.04% 1/23/28 (c)	6,000	5,968
6.07% 10/22/27 (c)	6,100	6,217
KeyBank NA 4.15% 8/8/25	2,003	1,940
KeyCorp 3.878% 5/23/25 (c)	2,344	2,320
Lloyds Banking Group PLC:
4.716% 8/11/26 (c)	7,515	7,414
5.462% 1/5/28 (c)	5,000	4,979
5.985% 8/7/27 (c)	3,142	3,164
Mitsubishi UFJ Financial Group, Inc.:
0.953% 7/19/25 (c)	7,000	6,871
0.962% 10/11/25 (c)	8,775	8,515
2.193% 2/25/25	9,124	8,837
4.788% 7/18/25 (c)	4,000	3,983
Mizuho Financial Group, Inc. 2.651% 5/22/26 (c)	6,307	6,088
Morgan Stanley Bank, West Valley City Utah:
4.754% 4/21/26	4,007	3,982
5.882% 10/30/26	6,100	6,212
NatWest Group PLC 5.847% 3/2/27 (c)	5,500	5,523
NatWest Markets PLC 0.8% 8/12/24 (b)	4,320	4,227
PNC Bank NA 2.5% 8/27/24	6,217	6,122
PNC Financial Services Group, Inc. 5.3% 1/21/28 (c)	2,594	2,591
Rabobank Nederland New York Branch 3.875% 8/22/24	7,890	7,826
Regions Financial Corp. 2.25% 5/18/25	3,950	3,782
Royal Bank of Canada 2.55% 7/16/24	8,572	8,471
Santander Holdings U.S.A., Inc.:
3.5% 6/7/24	7,230	7,185
5.807% 9/9/26 (c)	3,956	3,951
Societe Generale:
2.226% 1/21/26 (b)(c)	10,000	9,664
2.625% 10/16/24 (b)	1,249	1,225
3.875% 3/28/24 (b)	4,871	4,863
4.351% 6/13/25 (b)	4,500	4,442
Truist Financial Corp.:
4.26% 7/28/26 (c)	5,500	5,388
5.9% 10/28/26 (c)	7,375	7,407
U.S. Bancorp 5.727% 10/21/26 (c)	6,750	6,780
Wells Fargo & Co. 2.164% 2/11/26 (c)	20,142	19,482
Wells Fargo Bank NA 5.55% 8/1/25	5,000	5,020
		422,568
Capital Markets - 5.1%
Athene Global Funding:
1% 4/16/24 (b)	7,000	6,958
1.716% 1/7/25 (b)	6,500	6,287
5.339% 1/15/27 (b)	3,816	3,795
5.684% 2/23/26 (b)	5,200	5,198
Blackstone Private Credit Fund 4.7% 3/24/25	7,096	6,986
Deutsche Bank AG New York Branch:
0.898% 5/28/24	2,427	2,401
1.447% 4/1/25 (c)	5,743	5,721
2.129% 11/24/26 (c)	5,000	4,686
5.706% 2/8/28 (c)	7,100	7,051
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.8569% 9/10/24 (c)(d)	10,000	10,004
5.7% 11/1/24	5,500	5,503
Intercontinental Exchange, Inc. 3.65% 5/23/25	4,172	4,089
Morgan Stanley:
0.79% 5/30/25 (c)	8,500	8,380
3.62% 4/17/25 (c)	5,750	5,733
4% 7/23/25	6,714	6,598
4.679% 7/17/26 (c)	10,823	10,707
NASDAQ, Inc. 5.65% 6/28/25	1,274	1,278
UBS AG London Branch 1.375% 1/13/25 (b)	5,623	5,423
UBS Group AG:
4.49% 8/5/25 (b)(c)	7,500	7,452
6.373% 7/15/26 (b)(c)	4,600	4,632
		118,882
Consumer Finance - 4.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	2,027	1,972
1.75% 1/30/26	5,724	5,318
6.1% 1/15/27	7,000	7,087
6.45% 4/15/27 (b)	5,163	5,285
Ally Financial, Inc. 5.125% 9/30/24	6,284	6,256
American Express Co.:
2.25% 3/4/25	3,469	3,359
5.098% 2/16/28 (c)	5,000	4,981
5.389% 7/28/27 (c)	5,000	5,014
6.338% 10/30/26 (c)	6,200	6,294
Capital One Financial Corp.:
4.166% 5/9/25 (c)	10,090	10,050
4.985% 7/24/26 (c)	2,457	2,435
7.149% 10/29/27 (c)	6,000	6,219
Ford Motor Credit Co. LLC:
5.8% 3/5/27	6,000	5,988
6.95% 6/10/26	9,500	9,689
Synchrony Financial:
4.25% 8/15/24	9,435	9,348
4.375% 3/19/24	8,076	8,070
Toyota Motor Credit Corp. 5.4% 11/10/25	6,500	6,538
		103,903
Financial Services - 0.6%
AIG Global Funding 5.75% 7/2/26 (b)	5,200	5,204
Corebridge Financial, Inc. 3.5% 4/4/25	812	793
Nationwide Building Society 6.557% 10/18/27 (b)(c)	6,100	6,244
The Western Union Co. 2.85% 1/10/25	1,585	1,546
		13,787
Insurance - 1.7%
Aon North America, Inc. 5.125% 3/1/27	7,000	6,995
Equitable Financial Life Global Funding 1.1% 11/12/24 (b)	8,150	7,885
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	3,527	3,311
MassMutual Global Funding II:
4.15% 8/26/25 (b)	5,651	5,569
4.5% 4/10/26 (b)	6,700	6,622
Pacific Life Global Funding II 1.2% 6/24/25 (b)	5,535	5,253
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7794% 4/12/24 (b)(c)(d)	3,616	3,618
Protective Life Global Funding 3.218% 3/28/25 (b)	1,703	1,667
		40,920
TOTAL FINANCIALS		700,060
HEALTH CARE - 2.1%
Biotechnology - 0.3%
Amgen, Inc. 5.25% 3/2/25	8,000	7,980
Health Care Providers & Services - 0.3%
CVS Health Corp. 5% 2/20/26	7,000	6,968
Life Sciences Tools & Services - 0.4%
Revvity, Inc. 0.85% 9/15/24	8,310	8,093
Pharmaceuticals - 1.1%
AstraZeneca Finance LLC:
0.7% 5/28/24	6,275	6,204
4.8% 2/26/27	6,000	5,986
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	6,748	6,561
GSK Consumer Healthcare Capital 3.125% 3/24/25	7,390	7,207
		25,958
TOTAL HEALTH CARE		48,999
INDUSTRIALS - 3.6%
Aerospace & Defense - 0.8%
L3Harris Technologies, Inc. 5.4% 1/15/27	6,250	6,289
RTX Corp.:
5% 2/27/26	3,832	3,823
5.75% 11/8/26	2,714	2,753
The Boeing Co. 4.875% 5/1/25	4,713	4,669
		17,534
Building Products - 0.2%
Carrier Global Corp. 5.8% 11/30/25	4,209	4,239
Commercial Services & Supplies - 0.4%
Republic Services, Inc. 0.875% 11/15/25	10,000	9,279
Ground Transportation - 0.5%
Canadian Pacific Railway Co. 1.35% 12/2/24	12,296	11,912
Industrial Conglomerates - 0.2%
Siemens Financieringsmaatschappij NV 0.65% 3/11/24 (b)	5,142	5,138
Machinery - 0.7%
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (b)	2,657	2,576
5% 1/15/27 (b)	5,000	4,981
5.2% 1/17/25 (b)	2,880	2,871
Parker Hannifin Corp. 3.65% 6/15/24	7,000	6,960
		17,388
Passenger Airlines - 0.3%
Delta Air Lines, Inc. 2.9% 10/28/24	7,598	7,444
Trading Companies & Distributors - 0.2%
Air Lease Corp. 0.8% 8/18/24	3,717	3,630
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd. 2.875% 2/15/25 (b)	7,000	6,794
TOTAL INDUSTRIALS		83,358
INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.3%
Cisco Systems, Inc. 4.8% 2/26/27	7,000	7,006
Semiconductors & Semiconductor Equipment - 0.4%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 5.5932% 10/1/24 (c)(d)	4,150	4,150
Microchip Technology, Inc. 0.983% 9/1/24	4,231	4,129
		8,279
Software - 0.5%
Oracle Corp. 5.8% 11/10/25	7,000	7,058
VMware, Inc. 1% 8/15/24	5,608	5,487
		12,545
TOTAL INFORMATION TECHNOLOGY		27,830
MATERIALS - 0.1%
Chemicals - 0.1%
Nutrien Ltd. 5.9% 11/7/24	3,720	3,725
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp. 1.3% 9/15/25	2,980	2,802
Crown Castle, Inc. 1.35% 7/15/25	700	662
Welltower OP LLC 3.625% 3/15/24	3,276	3,273
		6,737
UTILITIES - 1.7%
Electric Utilities - 0.6%
FirstEnergy Corp.:
1.6% 1/15/26	747	691
2.05% 3/1/25	4,143	3,990
Florida Power & Light Co. 2.85% 4/1/25	1,893	1,846
Georgia Power Co. 5.004% 2/23/27	1,954	1,950
Pennsylvania Electric Co. 5.15% 3/30/26 (b)	2,572	2,548
Tampa Electric Co. 3.875% 7/12/24	4,057	4,031
		15,056
Gas Utilities - 0.1%
Dominion Gas Holdings LLC 2.5% 11/15/24	1,475	1,444
Independent Power and Renewable Electricity Producers - 0.2%
Emera U.S. Finance LP 0.833% 6/15/24	3,897	3,834
Multi-Utilities - 0.8%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.963% 5/13/24 (c)(d)	2,964	2,964
DTE Energy Co. 4.22% 11/1/24	7,490	7,409
NiSource, Inc. 0.95% 8/15/25	2,976	2,792
Sempra 3.3% 4/1/25	2,834	2,767
WEC Energy Group, Inc. 5% 9/27/25	2,638	2,623
		18,555
TOTAL UTILITIES		38,889
TOTAL NONCONVERTIBLE BONDS (Cost $1,210,395)		1,196,176

U.S. Treasury Obligations - 22.2%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Notes:
3.875% 1/15/26	76,623	75,527
4.125% 10/31/27	220,892	219,084
4.375% 12/15/26	93,000	92,811
4.5% 7/15/26	10,000	9,993
4.625% 3/15/26	120,000	120,005
TOTAL U.S. TREASURY OBLIGATIONS (Cost $521,806)		517,420

U.S. Government Agency - Mortgage Securities - 0.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 0.3%
4.5% 3/1/39 to 9/1/49 (e)	5,399	5,218
5.5% 11/1/34	980	995
7.5% 11/1/31	0	0
TOTAL FANNIE MAE		6,213
Freddie Mac - 0.0%
8.5% 5/1/26 to 7/1/28	7	7
Ginnie Mae - 0.0%
7% to 7% 1/15/25 to 8/15/32	99	101
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,902)		6,321

Asset-Backed Securities - 18.3%
	Principal Amount (a) (000s)	Value ($) (000s)
AIMCO CLO Ltd. Series 2022-12A Class AR, CME Term SOFR 3 Month Index + 1.170% 6.4865% 1/17/32 (b)(c)(d)	5,000	5,004
American Express Credit Account Master Trust:
Series 2022-3 Class A, 3.75% 8/15/27	2,699	2,645
Series 2022-4 Class A, 4.95% 10/15/27	4,492	4,481
Series 2023-1 Class A, 4.87% 5/15/28	3,528	3,521
Series 2023-3 Class A, 5.23% 9/15/28	7,149	7,201
AmeriCredit Automobile Receivables Trust Series 2021-3 Class A3, 0.76% 8/18/26	3,821	3,739
Ares LII CLO Ltd. Series 2021-52A Class A1R, CME Term SOFR 3 Month Index + 1.310% 6.6294% 4/22/31 (b)(c)(d)	7,663	7,672
Ares XXXIV CLO Ltd. Series 2024-2A Class AR3, CME Term SOFR 3 Month Index + 1.320% 1.32% 4/17/33 (b)(c)(d)	10,151	10,151
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/32 (b)	5,009	4,999
Ari Fleet Lease Trust 2023-B Series 2023-B Class A2, 6.05% 7/15/32 (b)	4,323	4,354
Bank of America Credit Card Master Trust:
Series 2023-A1 Class A1, 4.79% 5/15/28	2,564	2,555
Series 2023-A2 Class A2, 4.98% 11/15/28	3,550	3,558
BMW Vechicle Lease Trust Series 2023-1 Class A3, 5.16% 11/25/25	3,820	3,810
BMW Vehicle Lease Trust:
Series 2023-2 Class A3, 5.99% 9/25/26	3,841	3,872
Series 2024-1 Class A3, 4.98% 3/25/27	3,994	3,975
Capital One Multi-Asset Execution Trust Series 2022-A3 Class A, 4.95% 10/15/27	5,420	5,406
Capital One Prime Auto Receiva Series 2023-2 Class A3, 5.82% 6/15/28	5,698	5,783
CarMax Auto Owner Trust Series 2021-1 Class A3, 0.34% 12/15/25	1,026	1,012
Carmax Auto Owner Trust Series 2022-4 Class A2A, 5.34% 12/15/25	1,618	1,617
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	1,134	1,154
Carmax Auto Owner Trust 2024-1 Series 2024-1 Class A3, 4.92% 10/16/28	2,607	2,595
Carvana Auto Receivables Trust:
Series 2021-P2 Class A3, 0.49% 3/10/26	1,507	1,490
Series 2021-P3 Class A3, 0.7% 11/10/26	3,962	3,839
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6794% 10/20/32 (b)(c)(d)	2,196	2,197
Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6756% 7/15/33 (b)(c)(d)	9,276	9,283
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 6.5512% 7/27/30 (b)(c)(d)	3,882	3,884
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	753	736
Chase Issuance Trust:
Series 2022-A1 Class A, 3.97% 9/15/27	6,734	6,617
Series 2023-A1 Class A, 5.16% 9/15/28	8,355	8,401
Chesapeake Funding II LLC:
Series 2023 1A Class A1, 5.65% 5/15/35 (b)	4,400	4,400
Series 2023-2A Class A1, 6.16% 10/15/35 (b)	756	761
Citibank Credit Card Issuance Trust Series 2023-A1 Class A1, 5.23% 12/8/27	2,738	2,743
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/28 (b)	2,606	2,602
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, CME Term SOFR 1 Month Index + 0.610% 5.9354% 7/25/34 (c)(d)	118	115
Dell Equipment Finance Trust 2 Series 2023-3 Class A3, 5.93% 4/23/29 (b)	2,908	2,944
Dell Equipment Finance Trust 2023-2 Series 2023-2 Class A3, 5.65% 1/22/29 (b)	2,027	2,035
Discover Card Execution Note Trust:
Series 2022-A2 Class A, 3.32% 5/15/27	7,150	6,990
Series 2022-A3 Class A3, 3.56% 7/15/27	3,855	3,771
Dllaa 2023-1A Series 2023-1A Class A3, 5.64% 2/22/28 (b)	502	507
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (b)	423	421
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2021-86A Class A1R, CME Term SOFR 3 Month Index + 1.360% 6.6781% 7/17/34 (b)(c)(d)	1,878	1,880
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6756% 4/15/31 (b)(c)(d)	8,070	8,073
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	1,823	1,851
Enterprise Fleet Financing LLC:
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	191	190
Series 2021-2 Class A2, 0.48% 5/20/27 (b)	1,802	1,770
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	836	827
Series 2023-1 Class A2, 5.51% 1/22/29 (b)	4,340	4,341
Series 2024-1 Class A2, 5.23% 3/20/30 (b)	6,000	5,986
Ford Credit Auto Lease Trust Series 2023-B Class A3, 5.91% 10/15/26	5,952	5,995
Ford Credit Auto Owner Trust Series 2023-B Class A3, 5.23% 5/15/28	3,944	3,956
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (b)	4,177	4,158
GM Financial Automobile Leasing Series 2023-2 Class A3, 5.05% 7/20/26	4,155	4,142
GM Financial Automobile Leasing Trust Series 2023-1 Class A3, 5.16% 4/20/26	4,665	4,656
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	1,678	1,659
GM Financial Consumer Automobile Receivables Trust Series 2022-2 Class A3, 3.1% 2/16/27	6,360	6,242
GM Financial Leasing Trust Series 2024-1 Class A3, 5.09% 3/22/27	6,848	6,830
Gm Financial Securitized Term Series 2023-4 Class A3, 5.78% 8/16/28	4,680	4,745
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/28 (b)	5,812	5,834
Harot 2023-4 Series 2023-4 Class A3, 5.67% 6/21/28	4,193	4,239
Huntington Auto Trust Series 2024-1A Class A3, 5.23% 1/16/29 (b)	6,742	6,761
Hyundai Auto Lease Securitizat Series 2023-C Class A3, 5.8% 12/15/26 (b)	4,934	4,974
Hyundai Auto Receivables Trust:
Series 2023 A Class A3, 4.58% 4/15/27	2,034	2,014
Series 2023-C Class A3, 5.54% 10/16/28	3,474	3,510
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, CME Term SOFR 3 Month Index + 1.260% 6.5794% 1/22/31 (b)(c)(d)	6,559	6,565
Mercedes-Benz Auto Receivables Series 2023-2 Class A3, 5.95% 11/15/28	2,683	2,735
MMAF Equipment Finance LLC:
Series 2019-B Class A3, 2.01% 12/12/24 (b)	183	183
Series 2022-B Class A2, 5.57% 9/9/25 (b)	481	481
Niagara Park CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.260% 6.5781% 7/17/32 (b)(c)(d)	8,390	8,409
Nissan Auto Receivables 2023-B Series 2023-B Class A3, 5.93% 3/15/28	3,185	3,232
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/28 (b)	6,110	5,883
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, CME Term SOFR 3 Month Index + 1.060% 6.3807% 5/20/29 (b)(c)(d)	2,837	2,838
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 Month Index + 1.050% 6.3665% 4/15/30 (b)(c)(d)	5,292	5,292
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.6804% 1/25/36 (c)(d)	84	82
Porsche Financial Auto Securitizati Series 2023-2A Class A3, 5.79% 1/22/29 (b)	2,531	2,561
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	3,907	3,770
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	1,868	1,861
Sfs Auto Receivables Securitiz Series 2023-1A Class A3, 5.47% 10/20/28 (b)	6,331	6,359
SFS Auto Receivables Securitization Series 2024-1A Class A3, 4.95% 5/21/29 (b)	1,998	1,987
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	918	917
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6356% 7/15/32 (b)(c)(d)	6,342	6,346
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.5956% 1/15/34 (b)(c)(d)	7,987	7,994
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.220% 6.5407% 11/18/30 (b)(c)(d)	5,421	5,431
TCI-Symphony CLO Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.190% 6.5056% 7/15/30 (b)(c)(d)	7,869	7,877
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.2954% 9/25/34 (c)(d)	140	140
Tesla Auto Lease Trust 2023-B Series 2023-B Class A3, 6.13% 9/21/26 (b)	6,355	6,420
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	1,215	1,222
Tesla Electric Vehicle Trust 2023-1 Series 2023-1 Class A3, 5.38% 6/20/28 (b)	2,816	2,831
TMUST Series 2024-1A Class A, 5.05% 9/20/29 (b)	4,785	4,783
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (b)	4,906	4,669
Toyota Auto Receivables 2023-D Series 2023-D Class A3, 5.54% 8/15/28	3,430	3,465
Toyota Lease Owner Trust Series 2024-A Class A3, 5.25% 4/20/27 (b)	1,153	1,153
Toyota Lease Owner Trust 2023- Series 2023-B Class A3, 5.66% 11/20/26 (b)	5,372	5,413
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, CME Term SOFR 3 Month Index + 0.820% 6.1509% 4/6/42 (b)(c)(d)	261	185
Upstart Securitization Trust:
Series 2021-5 Class A, 1.31% 11/20/31 (b)	289	288
Series 2022-1 Class A, 3.12% 3/20/32 (b)	1,425	1,413
Upstart Securitization Trust 2 Series 2023-3 Class A, 6.9% 10/20/33 (b)	3,586	3,605
Usaa Auto Owner Trust 2023-A Series 2023-A Class A3, 5.58% 5/15/28 (b)	6,021	6,062
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 5.2891% 12/26/50 (b)	542	538
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	3,098	3,061
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	4,499	4,328
Verizon Master Trust:
Series 2021-2 Class A, 0.99% 4/20/28	8,190	7,961
Series 2023-5 Class A1A, 5.61% 9/8/28	5,000	5,024
Volkswagen Auto Lease Trust 20 Series 2023-A Class A3, 5.81% 10/20/26	6,180	6,226
Volkswagen Auto Loan Enhanced:
Series 2023-1 Class A3, 5.02% 6/20/28	2,893	2,887
Series 2023-2 Class A3, 5.48% 12/20/28	4,052	4,097
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/29	5,860	5,860
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	5,564	5,614
Wheels SPV LLC Series 2021-1A Class A, CME Term SOFR 1 Month Index + 0.390% 5.7143% 8/20/29 (b)(c)(d)	1,299	1,298
World Omni Auto Receivables Trust:
Series 2023-D Class A3, 5.79% 2/15/29	3,825	3,885
Series 2024-A Class A3, 4.86% 3/15/29	6,000	5,971
TOTAL ASSET-BACKED SECURITIES (Cost $427,242)		426,675

Collateralized Mortgage Obligations - 2.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Private Sponsor - 2.0%
Ajax Mortgage Loan Trust sequential payer Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	2,155	2,100
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	4,302	3,636
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	483	470
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	914	851
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	928	916
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	1,283	1,242
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	182	181
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	3,603	3,543
Csmc 2021-Rpl9 Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	6,312	6,051
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	2,594	2,522
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	2,230	1,938
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(c)	5,154	4,910
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	1,824	1,696
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	1,928	1,733
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	291	277
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (b)	248	235
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(c)	4,427	4,293
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	3,098	3,033
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	767	685
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	986	881
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (b)	3,249	3,146
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	972	941
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	547	535
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, CME Term SOFR 6 Month Index + 1.300% 6.5595% 7/20/34 (c)(d)	1	1
TOTAL PRIVATE SPONSOR		45,816
U.S. Government Agency - 0.3%
Fannie Mae:
floater Series 2015-27 Class KF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7361% 5/25/45 (c)(d)	2,163	2,127
sequential payer Series 2001-40 Class Z, 6% 8/25/31	35	35
Series 2016-27:
Class HK, 3% 1/25/41	2,506	2,330
Class KG, 3% 1/25/40	1,138	1,059
Series 2016-42 Class FL, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.7861% 7/25/46 (c)(d)	2,395	2,376
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	251	245
TOTAL U.S. GOVERNMENT AGENCY		8,172
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $57,026)		53,988

Commercial Mortgage Securities - 5.7%
	Principal Amount (a) (000s)	Value ($) (000s)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 6.468% 1/15/39 (b)(c)(d)	1,838	1,814
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	2,246	2,075
Benchmark Mortgage Trust sequential payer Series 2021-B31 Class A1, 1.357% 12/15/54	4,120	3,873
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.1825% 9/15/26 (b)(c)(d)	4,272	4,124
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.6422% 3/15/41 (b)(c)(d)	1,013	1,012
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 7.2156% 4/15/37 (b)(c)(d)	6,214	6,233
BX Commercial Mortgage Trust:
floater:
Series 2021-ACNT Class A, CME Term SOFR 1 Month Index + 0.960% 6.2825% 11/15/38 (b)(c)(d)	3,553	3,529
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0684% 10/15/26 (b)(c)(d)	3,168	3,131
Series 2021-PAC Class A, CME Term SOFR 1 Month Index + 0.800% 6.1216% 10/15/36 (b)(c)(d)	3,704	3,666
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.0848% 5/1/38 (b)(c)(d)	2,570	2,544
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 6.3305% 2/15/39 (b)(c)(d)	3,758	3,731
Series 2023-XL3 Class A, CME Term SOFR 1 Month Index + 1.760% 7.0791% 12/9/40 (b)(c)(d)	1,635	1,646
floater sequential payer Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3643% 4/15/34 (b)(c)(d)	4,300	4,288
BX Commercial Mortgage Trust 2024-Xl4 floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7597% 2/15/39 (b)(c)(d)	2,371	2,371
BX Commerical Mortgage Trust floater sequential payer Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1025% 6/15/38 (b)(c)(d)	3,207	3,177
BX Trust floater Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4826% 8/15/39 (b)(c)(d)	1,521	1,525
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	7,445	6,923
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	4,350	3,903
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, CME Term SOFR 1 Month Index + 1.060% 6.3825% 11/15/36 (b)(c)(d)	1,678	1,659
Citigroup Commercial Mortgage Trust sequential payer Series 2016-GC36 Class AAB, 3.368% 2/10/49	1,245	1,219
COMM Mortgage Trust sequential payer:
Series 2015 LC19 Class A3, 2.922% 2/10/48	2,132	2,095
Series 2020-SBX Class A, 1.67% 1/10/38 (b)	6,921	6,185
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, CME Term SOFR 1 Month Index + 1.020% 6.345% 5/15/36 (b)(c)(d)	8,003	8,003
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	1,052	974
CSAIL 2018-CX12 Commercial Mortgage Trust sequential payer Series 2018-CX12 Class ASB, 4.1628% 8/15/51	2,957	2,861
CSMC Trust Series 2017-CHOP Class A, PRIME RATE - 2.300% 6.194% 7/15/32 (b)(c)(d)	1,788	1,720
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 6.1335% 11/15/38 (b)(c)(d)	5,014	4,964
Extended Stay America Trust floater Series 2021-ESH Class A, CME Term SOFR 1 Month Index + 1.190% 6.5125% 7/15/38 (b)(c)(d)	1,610	1,608
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, CME Term SOFR 1 Month Index + 1.060% 6.3825% 10/15/36 (b)(c)(d)	2,194	2,163
Series 2011-GC5 Class A/S, 5.1526% 8/10/44 (b)(c)	4,219	4,089
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, CME Term SOFR 1 Month Index + 1.610% 6.9325% 9/15/29 (b)(c)(d)	2,202	2,070
Series 2013-LC11 Class A/S, 3.216% 4/15/46	1,107	1,020
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6129% 5/15/39 (b)(c)(d)	4,992	4,948
LIFE Mortgage Trust floater Series 2021-BMR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 3/15/38 (b)(c)(d)	3,374	3,337
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 7/15/38 (b)(c)(d)	1,937	1,920
Morgan Stanley BAML Trust sequential payer Series 2016-C28:
Class A3, 3.272% 1/15/49	1,640	1,578
Class ASB, 3.288% 1/15/49	996	979
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	4,896	4,597
Series 2019-H7 Class A1, 2.327% 7/15/52	383	380
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.4067% 10/15/28 (b)(c)(d)	1,470	1,475
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9165% 10/15/36 (b)(c)(d)	5,451	5,369
SREIT Trust floater Series 2021-MFP Class A, CME Term SOFR 1 Month Index + 0.840% 6.1629% 11/15/38 (b)(c)(d)	3,218	3,203
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	1,416	1,390
Series 2017-RC1 Class ASB, 3.453% 1/15/60	2,177	2,118
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $135,637)		131,489

Money Market Funds - 0.1%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (f) (Cost $3,234)	3,232,902	3,234

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $2,362,242)	2,335,303
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(3,523)
NET ASSETS - 100.0%	2,331,780

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,410	Jun 2024	288,698	131	131
CBOT 5-Year U.S. Treasury Note Contracts (United States)	221	Jun 2024	23,626	44	44

TOTAL FUTURES CONTRACTS					175
The notional amount of futures purchased as a percentage of Net Assets is 13.4%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $313,577,000.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $684,334,000 or 29.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,125,000.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	22,073	427,997	446,836	547	-	-	3,234	0.0%
Total	22,073	427,997	446,836	547	-	-	3,234

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	1,196,176	-	1,196,176	-

U.S. Government and Government Agency Obligations	517,420	-	517,420	-

U.S. Government Agency - Mortgage Securities	6,321	-	6,321	-

Asset-Backed Securities	426,675	-	426,675	-

Collateralized Mortgage Obligations	53,988	-	53,988	-

Commercial Mortgage Securities	131,489	-	131,489	-

Money Market Funds	3,234	3,234	-	-
Total Investments in Securities:	2,335,303	3,234	2,332,069	-
Derivative Instruments: Assets
Futures Contracts	175	175	-	-
Total Assets	175	175	-	-
Total Derivative Instruments:	175	175	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	175	0
Total Interest Rate Risk	175	0
Total Value of Derivatives	175	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,359,008)	$2,332,069
Fidelity Central Funds (cost $3,234)	3,234

Total Investment in Securities (cost $2,362,242)		$2,335,303
Receivable for investments sold		9,859
Receivable for fund shares sold		1,921
Interest receivable		19,835
Distributions receivable from Fidelity Central Funds		81
Receivable from investment adviser for expense reductions		13
Other receivables		8
Total assets		2,367,020
Liabilities
Payable for investments purchased	$30,077
Payable for fund shares redeemed	3,723
Distributions payable	763
Accrued management fee	391
Distribution and service plan fees payable	50
Payable for daily variation margin on futures contracts	16
Other affiliated payables	208
Other payables and accrued expenses	12
Total Liabilities		35,240
Net Assets		$2,331,780
Net Assets consist of:
Paid in capital		$2,430,226
Total accumulated earnings (loss)		(98,446)
Net Assets		$2,331,780

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($186,633 ÷ 22,322 shares)(a)		$8.36
Maximum offering price per share (100/98.50 of $8.36)		$8.49
Class M :
Net Asset Value and redemption price per share ($49,538 ÷ 5,925 shares)(a)		$8.36
Maximum offering price per share (100/98.50 of $8.36)		$8.49
Class C :
Net Asset Value and offering price per share ($24,062 ÷ 2,891 shares)(a)		$8.32
Short-Term Bond :
Net Asset Value, offering price and redemption price per share ($1,653,399 ÷ 197,843 shares)		$8.36
Class I :
Net Asset Value, offering price and redemption price per share ($211,270 ÷ 25,269 shares)		$8.36
Class Z :
Net Asset Value, offering price and redemption price per share ($206,878 ÷ 24,758 shares)		$8.36
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Amounts in thousands		Six months ended February 29, 2024 (Unaudited)
Investment Income
Interest		$46,440
Income from Fidelity Central Funds		547
Total Income		46,987
Expenses
Management fee	$2,421
Transfer agent fees	1,284
Distribution and service plan fees	309
Independent trustees' fees and expenses	3
Total expenses before reductions	4,017
Expense reductions	(59)
Total expenses after reductions		3,958
Net Investment income (loss)		43,029
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(5,001)
Futures contracts	(1,169)
Total net realized gain (loss)		(6,170)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	34,886
Futures contracts	(833)
Total change in net unrealized appreciation (depreciation)		34,053
Net gain (loss)		27,883
Net increase (decrease) in net assets resulting from operations		$70,912
Statement of Changes in Net Assets

Amount in thousands	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$43,029	$68,802
Net realized gain (loss)	(6,170)	(51,681)
Change in net unrealized appreciation (depreciation)	34,053	43,351
Net increase (decrease) in net assets resulting from operations	70,912	60,472
Distributions to shareholders	(44,932)	(59,658)

Share transactions - net increase (decrease)	(177,412)	(312,235)
Total increase (decrease) in net assets	(151,432)	(311,421)

Net Assets
Beginning of period	2,483,212	2,794,633
End of period	$2,331,780	$2,483,212

Financial Highlights
Fidelity Advisor® Short-Term Bond Fund Class A

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$8.27	$8.27	$8.73	$8.89	$8.72	$8.53
Income from Investment Operations
Net investment income (loss) A,B	.141	.199	.061	.082	.153	.178
Net realized and unrealized gain (loss)	.096	(.027)	(.441)	(.065)	.168	.171
Total from investment operations	.237	.172	(.380)	.017	.321	.349
Distributions from net investment income	(.147)	(.172)	(.054)	(.118)	(.151)	(.159)
Distributions from net realized gain	-	-	(.026)	(.059)	-	-
Total distributions	(.147)	(.172)	(.080)	(.177)	(.151)	(.159)
Net asset value, end of period	$8.36	$8.27	$8.27	$8.73	$8.89	$8.72
Total Return C,D,E	2.89%	2.10%	(4.38)%	.20%	3.73%	4.13%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.50% H	.59%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.50% H	.59%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.50% H	.59%	.65%	.65%	.65%	.65%
Net investment income (loss)	3.40% H	2.41%	.72%	.93%	1.75%	2.08%
Supplemental Data
Net assets, end of period (in millions)	$187	$190	$225	$234	$222	$175
Portfolio turnover rate I	56% H	49%	52%	64% J	67% J	46%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Short-Term Bond Fund Class M

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$8.27	$8.27	$8.73	$8.89	$8.72	$8.53
Income from Investment Operations
Net investment income (loss) A,B	.140	.198	.060	.082	.152	.177
Net realized and unrealized gain (loss)	.097	(.027)	(.441)	(.065)	.169	.171
Total from investment operations	.237	.171	(.381)	.017	.321	.348
Distributions from net investment income	(.147)	(.171)	(.053)	(.118)	(.151)	(.158)
Distributions from net realized gain	-	-	(.026)	(.059)	-	-
Total distributions	(.147)	(.171)	(.079)	(.177)	(.151)	(.158)
Net asset value, end of period	$8.36	$8.27	$8.27	$8.73	$8.89	$8.72
Total Return C,D,E	2.88%	2.09%	(4.39)%	.19%	3.72%	4.12%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.51% H	.60%	.65%	.65%	.66%	.67%
Expenses net of fee waivers, if any	.51% H	.60%	.65%	.65%	.66%	.67%
Expenses net of all reductions	.51% H	.60%	.65%	.65%	.66%	.67%
Net investment income (loss)	3.39% H	2.40%	.71%	.93%	1.74%	2.06%
Supplemental Data
Net assets, end of period (in millions)	$50	$50	$57	$67	$73	$71
Portfolio turnover rate I	56% H	49%	52%	64% J	67% J	46%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Short-Term Bond Fund Class C

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$8.24	$8.24	$8.72	$8.88	$8.72	$8.52
Income from Investment Operations
Net investment income (loss) A,B	.104	.127	(.012)	.007	.078	.104
Net realized and unrealized gain (loss)	.087	(.027)	(.437)	(.058)	.158	.181
Total from investment operations	.191	.100	(.449)	(.051)	.236	.285
Distributions from net investment income	(.111)	(.100)	(.005)	(.050)	(.076)	(.085)
Distributions from net realized gain	-	-	(.026)	(.059)	-	-
Total distributions	(.111)	(.100)	(.031)	(.109)	(.076)	(.085)
Net asset value, end of period	$8.32	$8.24	$8.24	$8.72	$8.88	$8.72
Total Return C,D,E	2.33%	1.23%	(5.17)%	(.58)%	2.73%	3.36%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.37% H	1.45%	1.51%	1.51%	1.51%	1.51%
Expenses net of fee waivers, if any	1.37% H	1.45%	1.51%	1.51%	1.51%	1.51%
Expenses net of all reductions	1.37% H	1.45%	1.51%	1.51%	1.51%	1.51%
Net investment income (loss)	2.53% H	1.55%	(.15)%	.08%	.89%	1.20%
Supplemental Data
Net assets, end of period (in millions)	$24	$29	$27	$33	$43	$33
Portfolio turnover rate I	56% H	49%	52%	64% J	67% J	46%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Short-Term Bond Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$8.27	$8.27	$8.73	$8.88	$8.72	$8.52
Income from Investment Operations
Net investment income (loss) A,B	.149	.215	.078	.100	.171	.195
Net realized and unrealized gain (loss)	.096	(.027)	(.442)	(.055)	.158	.181
Total from investment operations	.245	.188	(.364)	.045	.329	.376
Distributions from net investment income	(.155)	(.188)	(.070)	(.136)	(.169)	(.176)
Distributions from net realized gain	-	-	(.026)	(.059)	-	-
Total distributions	(.155)	(.188)	(.096)	(.195)	(.169)	(.176)
Net asset value, end of period	$8.36	$8.27	$8.27	$8.73	$8.88	$8.72
Total Return C,D	2.99%	2.31%	(4.19)%	.51%	3.82%	4.47%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.30% G	.39%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.30% G	.39%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.30% G	.39%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.60% G	2.61%	.91%	1.13%	1.95%	2.28%
Supplemental Data
Net assets, end of period (in millions)	$1,653	$1,807	$2,086	$2,568	$4,420	$5,017
Portfolio turnover rate H	56% G	49%	52%	64% I	67% I	46%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Short-Term Bond Fund Class I

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$8.27	$8.27	$8.73	$8.89	$8.72	$8.53
Income from Investment Operations
Net investment income (loss) A,B	.149	.212	.073	.095	.166	.191
Net realized and unrealized gain (loss)	.097	(.026)	(.441)	(.065)	.168	.171
Total from investment operations	.246	.186	(.368)	.030	.334	.362
Distributions from net investment income	(.156)	(.186)	(.066)	(.131)	(.164)	(.172)
Distributions from net realized gain	-	-	(.026)	(.059)	-	-
Total distributions	(.156)	(.186)	(.092)	(.190)	(.164)	(.172)
Net asset value, end of period	$8.36	$8.27	$8.27	$8.73	$8.89	$8.72
Total Return C,D	2.99%	2.28%	(4.24)%	.34%	3.88%	4.29%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.35% G	.44%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.30% G	.42%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.30% G	.42%	.50%	.50%	.50%	.51%
Net investment income (loss)	3.60% G	2.57%	.86%	1.08%	1.89%	2.22%
Supplemental Data
Net assets, end of period (in millions)	$211	$215	$253	$269	$291	$334
Portfolio turnover rate H	56% G	49%	52%	64% I	67% I	46%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Short-Term Bond Fund Class Z

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$8.27	$8.27	$8.73	$8.88	$8.72	$8.51
Income from Investment Operations
Net investment income (loss) B,C	.151	.221	.085	.107	.178	.190
Net realized and unrealized gain (loss)	.097	(.027)	(.441)	(.055)	.159	.189
Total from investment operations	.248	.194	(.356)	.052	.337	.379
Distributions from net investment income	(.158)	(.194)	(.078)	(.143)	(.177)	(.169)
Distributions from net realized gain	-	-	(.026)	(.059)	-	-
Total distributions	(.158)	(.194)	(.104)	(.202)	(.177)	(.169)
Net asset value, end of period	$8.36	$8.27	$8.27	$8.73	$8.88	$8.72
Total Return D,E	3.02%	2.38%	(4.10)%	.60%	3.91%	4.50%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.25% H	.34%	.40%	.40%	.40%	.40% H
Expenses net of fee waivers, if any	.25% H	.31%	.36%	.36%	.36%	.36% H
Expenses net of all reductions	.25% H	.31%	.36%	.36%	.36%	.36% H
Net investment income (loss)	3.65% H	2.68%	1.00%	1.22%	2.04%	2.43% H
Supplemental Data
Net assets, end of period (in millions)	$207	$193	$146	$155	$118	$116
Portfolio turnover rate I	56% H	49%	52%	64% J	67% J	46%

AFor the period October 2, 2018 (commencement of sale of shares) through August 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Short-Term Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds including the Fidelity Central Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.   Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Short-Term Bond Fund	$7

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,356
Gross unrealized depreciation	(31,287)
Net unrealized appreciation (depreciation)	$(25,931)
Tax cost	$2,361,409

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(27,378)
Long-term	(38,149)
Total capital loss carryforward	$(65,527)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Short-Term Bond Fund	447,113	449,937

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.15%	$140	$9
Class M	- %	.15%	37	- A
Class C	.75%	.25%	132	29
			$309	$38

A  Amount represents less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$26
Class M	2
Class CA	-B
$28
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
B Amount represents less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Short-Term Bond and Class Z. FIIOC receives an asset-based fee of Short-Term Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$139.15
Class M	40.16
Class C	21.16
Short-Term Bond	871.10
Class I	163.15
Class Z	50.05
	$1,284

A Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class I	.30%	$56

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2024	Year ended August 31, 2023
Fidelity Short-Term Bond Fund
Distributions to shareholders
Class A	$3,308	$4,386
Class M	876	1,099
Class C	351	360
Short-Term Bond	32,532	44,751
Class I	4,043	5,263
Class Z	3,822	3,799
Total	$44,932	$59,658

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2024	Year ended August 31, 2023	Six months ended February 29, 2024	Year ended August 31, 2023
Fidelity Short-Term Bond Fund
Class A
Shares sold	5,843	10,503	$48,628	$86,499
Reinvestment of distributions	376	480	3,131	3,959
Shares redeemed	(6,880)	(15,259)	(57,252)	(125,709)
Net increase (decrease)	(661)	(4,276)	$(5,493)	$(35,251)
Class M
Shares sold	693	753	$5,782	$6,218
Reinvestment of distributions	101	127	839	1,049
Shares redeemed	(906)	(1,767)	(7,555)	(14,573)
Net increase (decrease)	(112)	(887)	$(934)	$(7,306)
Class C
Shares sold	395	1,841	$3,269	$15,068
Reinvestment of distributions	41	42	337	350
Shares redeemed	(1,011)	(1,659)	(8,366)	(13,593)
Net increase (decrease)	(575)	224	$(4,760)	$1,825
Short-Term Bond
Shares sold	17,616	46,451	$146,511	$381,360
Reinvestment of distributions	3,389	4,364	28,228	36,001
Shares redeemed	(41,705)	(84,602)	(347,472)	(696,693)
Net increase (decrease)	(20,700)	(33,787)	$(172,733)	$(279,332)
Class I
Shares sold	8,434	17,125	$69,984	$140,866
Reinvestment of distributions	464	611	3,868	5,044
Shares redeemed	(9,560)	(22,379)	(79,437)	(184,522)
Net increase (decrease)	(662)	(4,643)	$(5,585)	$(38,612)
Class Z
Shares sold	6,657	14,415	$55,282	$118,682
Reinvestment of distributions	342	357	2,848	2,948
Shares redeemed	(5,537)	(9,140)	(46,037)	(75,189)
Net increase (decrease)	1,462	5,632	$12,093	$46,441

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024
Fidelity® Short-Term Bond Fund
Class A	.50%
Actual		$ 1,000	$ 1,028.90	$ 2.52
Hypothetical-B		$ 1,000	$ 1,022.38	$ 2.51
Class M	.51%
Actual		$ 1,000	$ 1,028.80	$ 2.57
Hypothetical-B		$ 1,000	$ 1,022.33	$ 2.56
Class C	1.37%
Actual		$ 1,000	$ 1,023.30	$ 6.89
Hypothetical-B		$ 1,000	$ 1,018.05	$ 6.87
Fidelity® Short-Term Bond Fund	.30%
Actual		$ 1,000	$ 1,029.90	$ 1.51
Hypothetical-B		$ 1,000	$ 1,023.37	$ 1.51
Class I	.30%
Actual		$ 1,000	$ 1,029.90	$ 1.51
Hypothetical-B		$ 1,000	$ 1,023.37	$ 1.51
Class Z	.25%
Actual		$ 1,000	$ 1,030.20	$ 1.26
Hypothetical-B		$ 1,000	$ 1,023.62	$ 1.26

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Short-Term Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees in 2022); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
Other Contractual Arrangements. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board. The Board considered that FMR has contractually agreed to reimburse Class I of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.30% through December 31, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Board Approval of Investment Advisory Contracts
Fidelity Short-Term Bond Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.538290.126
STP-SANN-0424
Fidelity® Series Sustainable Investment Grade Bond Fund

Semi-Annual Report
February 29, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 29, 2024 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.4)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.4)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 25.8%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.3%
TELUS Corp. 3.4% 5/13/32	35,000	30,378
Verizon Communications, Inc. 5.05% 5/9/33	63,000	62,388
		92,766
Entertainment - 0.3%
The Walt Disney Co. 2.65% 1/13/31	27,000	23,483
Media - 0.7%
Warnermedia Holdings, Inc.:
4.279% 3/15/32	26,000	22,937
5.141% 3/15/52	27,000	21,940
		44,877
TOTAL COMMUNICATION SERVICES		161,126
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.1%
General Motors Co. 5.4% 10/15/29	8,000	7,981
Specialty Retail - 1.4%
Lowe's Companies, Inc.:
3.75% 4/1/32	35,000	31,803
4.25% 4/1/52	25,000	20,086
The Home Depot, Inc. 3.25% 4/15/32	25,000	22,208
TJX Companies, Inc. 3.875% 4/15/30	23,000	21,814
		95,911
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry, Inc. 3.05% 3/15/32	27,000	21,878
TOTAL CONSUMER DISCRETIONARY		125,770
CONSUMER STAPLES - 0.9%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard, Inc. 3.625% 5/13/51 (b)	29,000	21,147
Food Products - 0.6%
General Mills, Inc. 2.25% 10/14/31	55,000	45,115
TOTAL CONSUMER STAPLES		66,262
FINANCIALS - 8.2%
Banks - 4.2%
Bank of America Corp.:
2.456% 10/22/25 (c)	70,000	68,529
5.015% 7/22/33 (c)	43,000	41,913
Citigroup, Inc. 2.014% 1/25/26 (c)	68,000	65,699
JPMorgan Chase & Co.:
0.768% 8/9/25 (c)	60,000	58,643
4.912% 7/25/33 (c)	53,000	51,414
Santander Holdings U.S.A., Inc.:
5.807% 9/9/26 (c)	7,000	6,991
6.499% 3/9/29 (c)	5,000	5,076
		298,265
Capital Markets - 2.3%
Goldman Sachs Group, Inc.:
3.102% 2/24/33 (c)	21,000	17,808
3.615% 3/15/28 (c)	25,000	23,836
Morgan Stanley:
0.864% 10/21/25 (c)	67,000	64,912
4.889% 7/20/33 (c)	31,000	29,777
State Street Corp. 3.031% 11/1/34 (c)	25,000	22,057
		158,390
Consumer Finance - 0.3%
Ally Financial, Inc. 2.2% 11/2/28	27,000	22,960
Insurance - 1.4%
Equitable Financial Life Global Funding 1.3% 7/12/26 (b)	53,000	47,964
Marsh & McLennan Companies, Inc. 2.375% 12/15/31	57,000	47,356
		95,320
TOTAL FINANCIALS		574,935
HEALTH CARE - 2.2%
Biotechnology - 0.6%
Amgen, Inc. 3% 2/22/29	50,000	45,858
Health Care Providers & Services - 0.8%
Cigna Group 3.4% 3/15/51	28,000	19,576
Humana, Inc. 3.7% 3/23/29	37,000	34,603
		54,179
Pharmaceuticals - 0.8%
AstraZeneca Finance LLC 1.75% 5/28/28	27,000	23,870
Bristol-Myers Squibb Co. 2.95% 3/15/32	13,000	11,235
Zoetis, Inc. 2% 5/15/30	27,000	22,659
		57,764
TOTAL HEALTH CARE		157,801
INDUSTRIALS - 1.5%
Building Products - 0.4%
Carrier Global Corp.:
2.493% 2/15/27	25,000	23,218
5.9% 3/15/34	2,000	2,075
6.2% 3/15/54	2,000	2,183
		27,476
Industrial Conglomerates - 0.8%
Honeywell International, Inc. 1.75% 9/1/31	27,000	21,712
Trane Technologies Financing Ltd. 3.8% 3/21/29	35,000	33,092
		54,804
Machinery - 0.3%
Otis Worldwide Corp. 2.565% 2/15/30	27,000	23,546
TOTAL INDUSTRIALS		105,826
INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC/EMC Corp. 6.2% 7/15/30	21,000	21,977
Semiconductors & Semiconductor Equipment - 0.6%
Micron Technology, Inc. 2.703% 4/15/32	27,000	22,163
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.5% 5/11/31	27,000	22,286
		44,449
TOTAL INFORMATION TECHNOLOGY		66,426
MATERIALS - 0.3%
Chemicals - 0.3%
International Flavors & Fragrances, Inc. 2.3% 11/1/30 (b)	28,000	22,978
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities, Inc. 2% 5/18/32	42,000	32,475
Boston Properties, Inc. 2.45% 10/1/33	47,000	34,651
Corporate Office Properties LP 2% 1/15/29	29,000	24,019
Prologis LP 2.875% 11/15/29	38,000	34,056
WP Carey, Inc. 2.45% 2/1/32	42,000	33,452
		158,653
Real Estate Management & Development - 0.3%
CBRE Group, Inc. 2.5% 4/1/31	27,000	22,224
TOTAL REAL ESTATE		180,877
UTILITIES - 5.1%
Electric Utilities - 1.7%
Duke Energy Carolinas LLC 3.95% 11/15/28	33,000	31,790
Northern States Power Co. 2.25% 4/1/31	40,000	33,511
Oncor Electric Delivery Co. LLC 4.15% 6/1/32	25,000	23,394
Wisconsin Electric Power Co. 4.75% 9/30/32	31,000	30,398
		119,093
Independent Power and Renewable Electricity Producers - 1.1%
The AES Corp.:
1.375% 1/15/26	27,000	24,942
2.45% 1/15/31	64,000	52,207
		77,149
Multi-Utilities - 2.3%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	47,000	42,968
Dominion Energy, Inc. 2.25% 8/15/31	52,000	42,098
NiSource, Inc. 1.7% 2/15/31	54,000	42,890
Puget Energy, Inc. 4.224% 3/15/32	36,000	32,207
		160,163
TOTAL UTILITIES		356,405
TOTAL NONCONVERTIBLE BONDS (Cost $1,843,011)		1,818,406

U.S. Treasury Obligations - 46.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
3.625% 2/15/53	335,000	292,889
3.875% 2/15/43	180,000	164,791
4.125% 8/15/53	17,000	16,275
4.25% 2/15/54	40,000	39,250
4.75% 11/15/53	94,000	100,007
U.S. Treasury Notes:
3.375% 5/15/33	175,000	163,256
3.5% 4/30/28	560,000	542,629
3.5% 4/30/30	100,000	95,797
3.5% 2/15/33	180,000	169,798
3.625% 5/15/26	115,000	112,732
3.75% 12/31/28	200,000	195,453
3.75% 5/31/30	210,000	203,889
4% 6/30/28	60,000	59,276
4% 1/31/29	40,000	39,538
4% 7/31/30	105,000	103,343
4% 1/31/31	274,000	269,548
4% 2/15/34	148,000	145,109
4.125% 7/31/28	175,000	173,776
4.125% 8/31/30	58,000	57,477
4.25% 2/28/31	65,000	64,931
4.375% 11/30/30	93,000	93,494
4.5% 11/15/33	180,000	183,403
4.875% 10/31/30	20,000	20,675
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,423,509)		3,307,336

U.S. Government Agency - Mortgage Securities - 28.1%
	Principal Amount (a)	Value ($)
Fannie Mae - 1.7%
2% 1/1/37	131,747	116,391
Freddie Mac - 1.9%
3% 5/1/51	24,063	20,727
4% 10/1/52	99,258	91,378
5.5% 3/1/54	25,000	24,754
TOTAL FREDDIE MAC		136,859
Ginnie Mae - 5.8%
2% 4/20/52 to 6/20/52	75,000	61,040
2% 3/1/54 (d)	50,000	40,690
2% 4/1/54 (d)	50,000	40,718
2% 4/1/54 (d)	50,000	40,718
2% 4/1/54 (d)	25,000	20,359
2.5% 3/1/54 (d)	50,000	42,308
3% 3/1/54 (d)	25,000	21,924
4% 10/20/52	100,027	93,092
5% 3/1/54 (d)	25,000	24,418
6.5% 3/1/54 (d)	25,000	25,342
TOTAL GINNIE MAE		410,609
Uniform Mortgage Backed Securities - 18.7%
2% 3/1/54 (d)	100,000	78,605
2% 3/1/54 (d)	50,000	39,303
2% 3/1/54 (d)	100,000	78,605
2% 3/1/54 (d)	50,000	39,303
2% 3/1/54 (d)	50,000	39,303
2% 4/1/54 (d)	150,000	118,060
2% 4/1/54 (d)	25,000	19,677
2% 4/1/54 (d)	50,000	39,353
2% 4/1/54 (d)	50,000	39,353
2% 4/1/54 (d)	25,000	19,677
2.5% 3/1/54 (d)	50,000	41,078
2.5% 3/1/54 (d)	25,000	20,539
2.5% 3/1/54 (d)	50,000	41,078
2.5% 3/1/54 (d)	50,000	41,078
2.5% 3/1/54 (d)	50,000	41,078
2.5% 3/1/54 (d)	25,000	20,539
2.5% 4/1/54 (d)	100,000	82,258
3% 3/1/54 (d)	50,000	42,777
3% 3/1/54 (d)	25,000	21,389
3% 3/1/54 (d)	50,000	42,777
3% 3/1/54 (d)	50,000	42,777
3% 3/1/54 (d)	25,000	21,389
3% 4/1/54 (d)	100,000	85,648
3.5% 3/1/54 (d)	50,000	44,479
3.5% 3/1/54 (d)	50,000	44,479
5.5% 3/1/54 (d)	75,000	74,197
6% 3/1/54 (d)	50,000	50,219
6% 3/1/54 (d)	25,000	25,109
6% 3/1/54 (d)	25,000	25,109
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,319,236
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,001,922)		1,983,095

Asset-Backed Securities - 7.1%
	Principal Amount (a)	Value ($)
RR Ltd. Series 2024-28RA Class A1R, CME Term SOFR 3 Month Index + 1.550% 0% 4/15/37 (b)(c)(e)	250,000	250,088
Voya CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 7/16/34 (b)(c)(e)	250,000	250,038
TOTAL ASSET-BACKED SECURITIES (Cost $494,284)		500,126

Money Market Funds - 18.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f) (Cost $1,267,436)	1,267,183	1,267,436

TOTAL INVESTMENT IN SECURITIES - 125.9% (Cost $9,030,162)	8,876,399
NET OTHER ASSETS (LIABILITIES) - (25.9)%	(1,828,166)
NET ASSETS - 100.0%	7,048,233

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 3/1/54	(50,000)	(40,690)
2% 3/1/54	(50,000)	(40,690)
2% 3/1/54	(25,000)	(20,345)

TOTAL GINNIE MAE		(101,725)

Uniform Mortgage Backed Securities
2% 3/1/54	(150,000)	(117,908)
2% 3/1/54	(25,000)	(19,651)
2% 3/1/54	(50,000)	(39,303)
2% 3/1/54	(50,000)	(39,303)
2% 3/1/54	(25,000)	(19,651)
2.5% 3/1/54	(100,000)	(82,156)
3% 3/1/54	(100,000)	(85,555)
5.5% 3/1/54	(25,000)	(24,732)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(428,259)

TOTAL TBA SALE COMMITMENTS (Proceeds $531,455)		(529,984)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $592,215 or 8.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,123,189	1,401,807	1,257,560	32,669	-	-	1,267,436	0.0%
Total	1,123,189	1,401,807	1,257,560	32,669	-	-	1,267,436

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	1,818,406	-	1,818,406	-

U.S. Government and Government Agency Obligations	3,307,336	-	3,307,336	-

U.S. Government Agency - Mortgage Securities	1,983,095	-	1,983,095	-

Asset-Backed Securities	500,126	-	500,126	-

Money Market Funds	1,267,436	1,267,436	-	-
Total Investments in Securities:	8,876,399	1,267,436	7,608,963	-
Other Financial Instruments:
TBA Sale Commitments	(529,984)	-	(529,984)	-
Total Other Financial Instruments:	(529,984)	-	(529,984)	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $7,762,726)	$7,608,963
Fidelity Central Funds (cost $1,267,436)	1,267,436

Total Investment in Securities (cost $9,030,162)		$8,876,399
Cash		10,797
Receivable for TBA sale commitments		531,455
Receivable for fund shares sold		108,061
Interest receivable		42,893
Distributions receivable from Fidelity Central Funds		5,704
Receivable from investment adviser for expense reductions		74
Total assets		9,575,383
Liabilities
Payable for investments purchased
Regular delivery	$354,165
Delayed delivery	1,592,247
TBA sale commitments, at value	529,984
Payable for fund shares redeemed	50,288
Other payables and accrued expenses	466
Total Liabilities		2,527,150
Net Assets		$7,048,233
Net Assets consist of:
Paid in capital		$7,257,723
Total accumulated earnings (loss)		(209,490)
Net Assets		$7,048,233
Net Asset Value, offering price and redemption price per share ($7,048,233 ÷ 730,932 shares)		$9.64
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Interest		$106,781
Income from Fidelity Central Funds		32,669
Total Income		139,450
Expenses
Custodian fees and expenses	$542
Independent trustees' fees and expenses	9
Total expenses before reductions	551
Expense reductions	(453)
Total expenses after reductions		98
Net Investment income (loss)		139,352
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(17,575)
Total net realized gain (loss)		(17,575)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(2,685)
TBA Sale commitments	3,634
Total change in net unrealized appreciation (depreciation)		949
Net gain (loss)		(16,626)
Net increase (decrease) in net assets resulting from operations		$122,726
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	For the period May 11, 2023 (commencement of operations) through August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$139,352	$75,244
Net realized gain (loss)	(17,575)	(39,430)
Change in net unrealized appreciation (depreciation)	949	(153,241)
Net increase (decrease) in net assets resulting from operations	122,726	(117,427)
Distributions to shareholders	(139,720)	(75,069)

Share transactions
Proceeds from sales of shares	1,810,321	5,790,485
Reinvestment of distributions	139,720	75,069
Cost of shares redeemed	(432,620)	(125,252)

Net increase (decrease) in net assets resulting from share transactions	1,517,421	5,740,302
Total increase (decrease) in net assets	1,500,427	5,547,806

Net Assets
Beginning of period	5,547,806	-
End of period	$7,048,233	$5,547,806

Other Information
Shares
Sold	186,421	580,584
Issued in reinvestment of distributions	14,584	7,705
Redeemed	(45,399)	(12,963)
Net increase (decrease)	155,606	575,326

Financial Highlights
Fidelity® Series Sustainable Investment Grade Bond Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.64	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.222	.138
Net realized and unrealized gain (loss)	.001 D	(.360)
Total from investment operations	.223	(.222)
Distributions from net investment income	(.223)	(.138)
Total distributions	(.223)	(.138)
Net asset value, end of period	$9.64	$9.64
Total Return E,F	2.35%	(2.22)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.02% I	.03% I,J
Expenses net of fee waivers, if any K	-% I	-% I
Expenses net of all reductions K	-% I	-% I
Net investment income (loss)	4.67% I	4.61% I
Supplemental Data
Net assets, end of period (000 omitted)	$7,048	$5,548
Portfolio turnover rate L	456% I	128% M

AFor the period May 11, 2023 (commencement of operations) through August 31, 2023.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.

DThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount represents less than .005%.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MAmount not annualized.

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024

1. Organization.
Fidelity Series Sustainable Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$19,581
Gross unrealized depreciation	(173,285)
Net unrealized appreciation (depreciation)	$(153,704)
Tax cost	$9,031,574

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(39,430)
Total capital loss carryforward	$(39,430)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Sustainable Investment Grade Bond Fund	10,556,562	10,137,662
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Subsequent Event - Sub-Advisory Arrangements.  Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through December 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $453.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024

Fidelity® Series Sustainable Investment Grade Bond Fund	-%-D
Actual		$ 1,000	$ 1,023.50	$-E
Hypothetical-B		$ 1,000	$ 1,024.86	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.9908953.100
SGB-SANN-0424
Fidelity® SAI Sustainable Core Plus Bond Fund

Semi-Annual Report
February 29, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 29, 2024 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.4)%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.4)%
Futures and Swaps - 1.1%
Forward foreign currency contracts - (3.6)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
Corporate Bonds - 28.4%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.2%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
0% 12/15/25		4,000	2,898
2.375% 3/15/24		27,000	26,563
3.375% 8/15/26		28,000	16,555
			46,016
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
Wayfair LLC 0.625% 10/1/25		3,000	2,768

INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Wolfspeed, Inc. 1.875% 12/1/29		19,000	9,899

Software - 0.0%
MicroStrategy, Inc. 0% 2/15/27		5,000	5,168

Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 3.5% 6/1/28 (b)		3,000	3,759
Western Digital Corp. 3% 11/15/28 (b)		3,000	3,960
			7,719
TOTAL INFORMATION TECHNOLOGY			22,786

REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Redfin Corp. 0.5% 4/1/27		31,000	17,700

UTILITIES - 0.0%
Electric Utilities - 0.0%
PG&E Corp. 4.25% 12/1/27 (b)		3,000	2,997

Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 2.5% 6/15/26 (b)		6,000	5,400
Sunnova Energy International, Inc. 0.25% 12/1/26		8,000	4,001
			9,401
TOTAL UTILITIES			12,398

TOTAL CONVERTIBLE BONDS			101,668
Nonconvertible Bonds - 28.2%
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.9%
Altice France SA 5.125% 7/15/29 (b)		30,000	22,654
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		10,000	9,425
Frontier Communications Holdings LLC 8.75% 5/15/30 (b)		10,000	10,200
Level 3 Financing, Inc. 3.75% 7/15/29 (b)		17,000	9,945
TELUS Corp. 3.4% 5/13/32		130,000	112,832
Verizon Communications, Inc. 5.05% 5/9/33		355,000	351,549
Virgin Media Finance PLC 5% 7/15/30 (b)		8,000	6,906
Zayo Group Holdings, Inc. 4% 3/1/27 (b)		10,000	8,325
			531,836
Entertainment - 0.2%
The Walt Disney Co. 2.65% 1/13/31		140,000	121,766

Media - 0.9%
Altice Financing SA 5.75% 8/15/29 (b)		29,000	24,977
Altice France Holding SA 6% 2/15/28 (b)		12,000	6,057
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34(b)		35,000	26,168
4.75% 2/1/32(b)		34,000	27,430
5.5% 5/1/26(b)		16,000	15,721
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27(b)		22,000	20,571
7.5% 6/1/29(b)		2,000	1,655
9% 9/15/28(b)		22,000	22,946
CSC Holdings LLC:
3.375% 2/15/31(b)		23,000	16,236
4.625% 12/1/30(b)		26,000	14,460
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)		24,000	22,653
DISH DBS Corp. 5.75% 12/1/28 (b)		2,000	1,385
DISH Network Corp. 11.75% 11/15/27 (b)		13,000	13,554
Mcgraw-Hill Education, Inc. 8% 8/1/29 (b)		7,000	6,388
Outfront Media Capital LLC / Corp. 7.375% 2/15/31 (b)		5,000	5,218
Univision Communications, Inc.:
7.375% 6/30/30(b)		21,000	20,283
8% 8/15/28(b)		5,000	5,027
Warnermedia Holdings, Inc.:
4.279% 3/15/32		135,000	119,095
5.141% 3/15/52		141,000	114,576
Ziggo Bond Co. BV 6% 1/15/27 (b)		5,000	4,888
			489,288
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/31 (b)		13,000	11,228

TOTAL COMMUNICATION SERVICES			1,154,118

CONSUMER DISCRETIONARY - 2.6%
Automobile Components - 0.1%
Hertz Corp. 4.625% 12/1/26 (b)		32,000	28,327
Macquarie AirFinance Holdings 8.375% 5/1/28 (b)		5,000	5,237
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (b)		6,000	2,619
			36,183
Automobiles - 0.1%
General Motors Co. 5.4% 10/15/29		40,000	39,903
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 11.4932% 10/15/26 (b)(c)(d)		40,000	38,064
			77,967
Broadline Retail - 0.0%
Kohl's Corp. 4.25% 7/17/25		3,000	2,915
Macy's Retail Holdings LLC 5.875% 4/1/29 (b)		3,000	2,889
Nordstrom, Inc. 4.375% 4/1/30		8,000	7,068
			12,872
Diversified Consumer Services - 0.2%
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (b)		11,000	10,899
Sotheby's 7.375% 10/15/27 (b)		10,000	9,605
StoneMor, Inc. 8.5% 5/15/29 (b)		6,000	4,355
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		59,000	57,230
			82,089
Hotels, Restaurants & Leisure - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (b)		5,000	4,392
Aramark Services, Inc.:
5% 4/1/25(b)		10,000	9,936
5% 2/1/28(b)		5,000	4,792
Carnival Corp. 6% 5/1/29 (b)		73,000	71,219
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)		22,000	19,800
Hilton Domestic Operating Co., Inc. 3.625% 2/15/32 (b)		31,000	26,482
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	100,000	115,921
Life Time, Inc.:
5.75% 1/15/26(b)		11,000	10,908
8% 4/15/26(b)		46,000	46,421
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		22,000	18,975
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27(b)		7,000	6,866
5.5% 4/1/28(b)		63,000	61,848
6.25% 3/15/32(b)(e)		15,000	15,043
Yum! Brands, Inc. 4.625% 1/31/32		19,000	17,442
			430,045
Household Durables - 0.0%
Tempur Sealy International, Inc. 4% 4/15/29 (b)		11,000	9,860
TRI Pointe Homes, Inc.:
5.25% 6/1/27		4,000	3,900
5.7% 6/15/28		5,000	4,917
			18,677
Leisure Products - 0.0%
Amer Sports Co. 6.75% 2/16/31 (b)		5,000	4,976

Specialty Retail - 1.0%
At Home Group, Inc. 4.875% 7/15/28 (b)		8,000	3,360
Bath & Body Works, Inc.:
6.75% 7/1/36		9,000	8,845
6.95% 3/1/33		8,000	7,788
Carvana Co.:
4.875% 9/1/29(b)		5,000	3,350
12% 12/1/28 pay-in-kind(b)(c)		4,218	4,054
13% 6/1/30 pay-in-kind(b)(c)		3,177	2,970
14% 6/1/31 pay-in-kind(b)(c)		20,211	19,665
Champions Financing, Inc. 8.75% 2/15/29 (b)		17,000	17,365
LBM Acquisition LLC 6.25% 1/15/29 (b)		22,000	19,819
Lowe's Companies, Inc.:
3.75% 4/1/32		130,000	118,127
4.25% 4/1/52		130,000	104,445
Michaels Companies, Inc. 5.25% 5/1/28 (b)		24,000	18,634
Sally Holdings LLC 6.75% 3/1/32		10,000	9,971
Staples, Inc.:
7.5% 4/15/26(b)		6,000	5,768
10.75% 4/15/27(b)		8,000	7,320
The Home Depot, Inc. 3.25% 4/15/32		130,000	115,481
TJX Companies, Inc. 3.875% 4/15/30		120,000	113,812
Upbound Group, Inc. 6.375% 2/15/29 (b)		28,000	26,799
Victoria's Secret & Co. 4.625% 7/15/29 (b)		3,000	2,531
			610,104
Textiles, Apparel & Luxury Goods - 0.5%
Crocs, Inc. 4.125% 8/15/31 (b)		23,000	19,568
Hanesbrands, Inc. 4.875% 5/15/26 (b)		5,000	4,825
Tapestry, Inc.:
3.05% 3/15/32		200,000	162,059
7% 11/27/26		14,000	14,379
7.05% 11/27/25		5,000	5,093
7.35% 11/27/28		23,000	24,058
7.7% 11/27/30		24,000	25,448
7.85% 11/27/33		24,000	25,962
			281,392
TOTAL CONSUMER DISCRETIONARY			1,554,305

CONSUMER STAPLES - 1.0%
Beverages - 0.0%
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		26,000	22,697

Consumer Staples Distribution & Retail - 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26(b)		12,000	11,402
4.875% 2/15/30(b)		6,000	5,632
Alimentation Couche-Tard, Inc. 3.625% 5/13/51 (b)		150,000	109,382
C&S Group Enterprises LLC 5% 12/15/28 (b)		5,000	3,961
KeHE Distributor / Nextwave 9% 2/15/29 (b)		5,000	5,015
Performance Food Group, Inc. 4.25% 8/1/29 (b)		6,000	5,445
U.S. Foods, Inc. 4.625% 6/1/30 (b)		8,000	7,331
			148,168
Food Products - 0.5%
Darling Ingredients, Inc. 6% 6/15/30 (b)		5,000	4,927
General Mills, Inc. 2.25% 10/14/31		350,000	287,096
Post Holdings, Inc.:
4.5% 9/15/31(b)		10,000	8,903
4.625% 4/15/30(b)		6,000	5,459
6.25% 2/15/32(b)		5,000	5,026
TreeHouse Foods, Inc. 4% 9/1/28		8,000	7,060
			318,471
Household Products - 0.2%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/33 (Reg. S)	EUR	100,000	110,467

TOTAL CONSUMER STAPLES			599,803

ENERGY - 0.9%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (b)		12,000	11,701
CGG SA 8.75% 4/1/27 (b)		18,000	16,056
Oceaneering International, Inc. 6% 2/1/28		25,000	24,583
			52,340
Oil, Gas & Consumable Fuels - 0.8%
California Resources Corp. 7.125% 2/1/26 (b)		31,000	31,163
CNX Midstream Partners LP 4.75% 4/15/30 (b)		3,000	2,625
CNX Resources Corp.:
6% 1/15/29(b)		9,000	8,650
7.25% 3/1/32(b)		5,000	4,983
7.375% 1/15/31(b)		5,000	5,041
CVR Energy, Inc. 5.75% 2/15/28 (b)		6,000	5,569
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625% 3/15/29 (b)(e)		5,000	5,005
EG Global Finance PLC 12% 11/30/28 (b)		15,000	15,836
Energean PLC 6.5% 4/30/27 (b)		10,000	9,122
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29		25,000	24,640
Golar LNG Ltd. 7% 10/20/25 (b)		7,000	6,915
Harbour Energy PLC 5.5% 10/15/26 (b)		6,000	5,848
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)		5,000	5,269
MEG Energy Corp. 5.875% 2/1/29 (b)		82,000	79,947
Murphy Oil Corp. 6.375% 7/15/28		6,000	6,008
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)		5,000	4,266
New Fortress Energy, Inc. 6.5% 9/30/26 (b)		79,000	76,278
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.375% 2/15/32 (b)		5,000	5,079
Northern Oil & Gas, Inc. 8.125% 3/1/28 (b)		23,000	23,290
Permian Resources Operating LLC 5.875% 7/1/29 (b)		6,000	5,850
Prairie Acquiror LP 9% 8/1/29 (b)(e)		20,000	20,152
Southwestern Energy Co. 5.375% 3/15/30		6,000	5,735
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29		64,000	59,120
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 3/1/27 (b)		28,000	27,636
Talos Production, Inc.:
9% 2/1/29(b)		5,000	5,110
9.375% 2/1/31(b)		5,000	5,165
			454,302
TOTAL ENERGY			506,642

FINANCIALS - 8.5%
Banks - 5.3%
AIB Group PLC 2.875% 5/30/31 (Reg. S) (c)	EUR	100,000	103,427
Banco Bilbao Vizcaya Argentaria SA 1% 1/16/30 (Reg. S) (c)	EUR	100,000	104,602
Bank of America Corp.:
2.456% 10/22/25(c)		410,000	401,384
2.687% 4/22/32(c)		70,000	58,620
5.015% 7/22/33(c)		198,000	192,995
6.204% 11/10/28(c)		25,000	25,793
Barclays PLC 0.577% 8/9/29 (Reg. S) (c)	EUR	100,000	93,057
BNP Paribas SA 4.042% 1/10/32 (Reg. S) (c)	EUR	100,000	108,215
BPCE SA 3.875% 1/11/29 (Reg. S)	EUR	100,000	107,567
Citigroup, Inc.:
2.014% 1/25/26(c)		260,000	251,202
4.91% 5/24/33(c)		129,000	123,516
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26(b)		25,000	23,377
6% 4/15/25(b)		12,000	11,878
8% 6/15/27(b)		5,000	5,192
HSBC Holdings PLC 3% 5/29/30 (c)	GBP	100,000	111,279
ING Groep NV:
1.4% 7/1/26(b)(c)		200,000	189,390
4.5% 5/23/29 (Reg. S)(c)	EUR	100,000	110,253
JPMorgan Chase & Co.:
0.768% 8/9/25(c)		385,000	376,294
2.963% 1/25/33(c)		70,000	59,121
4.586% 4/26/33(c)		224,000	212,539
4.912% 7/25/33(c)		26,000	25,222
NatWest Group PLC 2.057% 11/9/28 (Reg. S) (c)	GBP	100,000	111,816
Nordea Bank Abp 2.5% 5/23/29 (Reg. S)	EUR	100,000	102,163
Santander Holdings U.S.A., Inc.:
5.807% 9/9/26(c)		31,000	30,959
6.499% 3/9/29(c)		27,000	27,413
Societe Generale 0.625% 12/2/27 (Reg. S) (c)	EUR	100,000	98,676
UniCredit SpA:
5.459% 6/30/35(b)(c)		1,000	924
5.861% 6/19/32(b)(c)		4,000	3,877
Western Alliance Bancorp. 3% 6/15/31 (c)		10,000	8,770
			3,079,521
Capital Markets - 1.5%
AssuredPartners, Inc. 7.5% 2/15/32 (b)		5,000	4,914
Coinbase Global, Inc. 3.625% 10/1/31 (b)		5,000	3,915
Goldman Sachs Group, Inc.:
3.102% 2/24/33(c)		152,000	128,899
3.615% 3/15/28(c)		130,000	123,946
Hightower Holding LLC 6.75% 4/15/29 (b)		5,000	4,692
Morgan Stanley:
0.864% 10/21/25(c)		270,000	261,587
2.943% 1/21/33(c)		70,000	58,708
4.889% 7/20/33(c)		188,000	180,583
State Street Corp. 3.031% 11/1/34 (c)		130,000	114,694
StoneX Group, Inc. 7.875% 3/1/31 (b)(e)		15,000	15,191
			897,129
Consumer Finance - 0.4%
Ally Financial, Inc.:
2.2% 11/2/28		140,000	119,054
5.75% 11/20/25		5,000	4,975
Ford Motor Credit Co. LLC 4.687% 6/9/25		5,000	4,929
OneMain Finance Corp.:
3.5% 1/15/27		11,000	10,125
3.875% 9/15/28		73,000	63,780
9% 1/15/29		5,000	5,251
SLM Corp. 4.2% 10/29/25		10,000	9,697
			217,811
Financial Services - 0.2%
Block, Inc. 3.5% 6/1/31		109,000	92,985
GGAM Finance Ltd.:
7.75% 5/15/26(b)		5,000	5,081
8% 2/15/27(b)		20,000	20,499
8% 6/15/28(b)		5,000	5,173
Gn Bondco LLC 9.5% 10/15/31 (b)		3,000	2,970
			126,708
Insurance - 1.1%
AIA Group Ltd. 3.375% 4/7/30 (b)		200,000	182,799
Equitable Financial Life Global Funding 1.3% 7/12/26 (b)		200,000	180,998
Marsh & McLennan Companies, Inc. 2.375% 12/15/31		210,000	174,470
Swiss Re Finance Luxembourg SA 2.534% 4/30/50 (Reg. S) (c)	EUR	100,000	98,003
			636,270
Mortgage Real Estate Investment Trusts - 0.0%
Rithm Capital Corp. 6.25% 10/15/25 (b)		3,000	2,961
Starwood Property Trust, Inc. 3.75% 12/31/24 (b)		11,000	10,780
			13,741
TOTAL FINANCIALS			4,971,180

HEALTH CARE - 2.2%
Biotechnology - 0.4%
Amgen, Inc. 3% 2/22/29		260,000	238,462
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		10,000	4,050
			242,512
Health Care Equipment & Supplies - 0.0%
AdaptHealth LLC 5.125% 3/1/30 (b)		20,000	16,725

Health Care Providers & Services - 1.2%
Akumin, Inc. 8% 8/1/28 (b)		23,000	18,975
Cano Health, Inc. 6.25% (b)(f)		8,000	80
Cigna Group 3.4% 3/15/51		150,000	104,869
Community Health Systems, Inc.:
4.75% 2/15/31(b)		91,000	69,247
5.25% 5/15/30(b)		24,000	19,148
6.875% 4/15/29(b)		9,000	5,743
8% 3/15/26(b)		2,000	1,980
DaVita, Inc. 3.75% 2/15/31 (b)		29,000	23,797
Encompass Health Corp. 4.625% 4/1/31		10,000	9,052
Humana, Inc.:
3.7% 3/23/29		130,000	121,579
5.75% 12/1/28		110,000	112,343
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)		2,000	1,475
Modivcare, Inc. 5.875% 11/15/25 (b)		11,000	10,740
Owens & Minor, Inc. 6.625% 4/1/30 (b)		6,000	5,798
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		26,000	23,368
Radiology Partners, Inc. 8.5% 1/31/29 pay-in-kind (b)(c)		7,000	6,729
RegionalCare Hospital Partners Holdings, Inc.:
5.375% 1/15/29(b)		10,000	7,973
9.875% 8/15/30(b)		5,000	5,187
Tenet Healthcare Corp. 6.125% 10/1/28		136,000	134,470
			682,553
Health Care Technology - 0.0%
IQVIA, Inc.:
5% 10/15/26(b)		5,000	4,887
5% 5/15/27(b)		10,000	9,735
			14,622
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 3.75% 3/15/29 (b)		3,000	2,706

Pharmaceuticals - 0.6%
AstraZeneca Finance LLC 1.75% 5/28/28		140,000	123,768
Bristol-Myers Squibb Co. 2.95% 3/15/32		70,000	60,493
Jazz Securities DAC 4.375% 1/15/29 (b)		6,000	5,528
Organon & Co. / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/31 (b)		25,000	21,428
Zoetis, Inc. 2% 5/15/30		140,000	117,490
			328,707
TOTAL HEALTH CARE			1,287,825

INDUSTRIALS - 2.0%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6% 2/15/28 (b)		75,000	72,808
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)		5,000	5,357
TransDigm, Inc.:
4.875% 5/1/29		6,000	5,511
5.5% 11/15/27		5,000	4,825
6.625% 3/1/32(b)		5,000	5,031
			93,532
Air Freight & Logistics - 0.1%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)		9,000	8,925
Rand Parent LLC 8.5% 2/15/30 (b)		27,000	26,222
			35,147
Building Products - 0.3%
Advanced Drain Systems, Inc. 6.375% 6/15/30 (b)		5,000	5,000
Builders FirstSource, Inc. 6.375% 3/1/34 (b)		20,000	19,953
Carrier Global Corp.:
2.493% 2/15/27		130,000	120,732
5.9% 3/15/34		4,000	4,149
6.2% 3/15/54		4,000	4,366
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (b)		8,000	7,210
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)		4,000	3,890
			165,300
Commercial Services & Supplies - 0.5%
APX Group, Inc. 5.75% 7/15/29 (b)		32,000	30,430
Artera Services LLC 8.5% 2/15/31 (b)		45,000	45,970
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)		27,000	28,713
Covanta Holding Corp. 4.875% 12/1/29 (b)		75,000	65,542
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (b)		5,000	4,970
Madison IAQ LLC 5.875% 6/30/29 (b)		20,000	17,857
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		5,000	4,688
Stericycle, Inc.:
3.875% 1/15/29(b)		63,000	56,695
5.375% 7/15/24(b)		20,000	19,990
			274,855
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		32,000	31,346
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (b)		7,000	6,493
Pike Corp. 8.625% 1/31/31 (b)		5,000	5,280
Railworks Holdings LP 8.25% 11/15/28 (b)		10,000	9,933
			53,052
Electrical Equipment - 0.0%
Atkore, Inc. 4.25% 6/1/31 (b)		8,000	7,028
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)		5,000	3,970
Sensata Technologies BV:
4% 4/15/29(b)		8,000	7,255
5% 10/1/25(b)		10,000	9,907
			28,160
Ground Transportation - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.375% 3/1/29(b)		5,000	4,552
5.75% 7/15/27(b)		18,000	17,151
Uber Technologies, Inc.:
4.5% 8/15/29(b)		80,000	74,906
8% 11/1/26(b)		2,000	2,035
XPO, Inc. 7.125% 2/1/32 (b)		5,000	5,083
			103,727
Industrial Conglomerates - 0.5%
Honeywell International, Inc. 1.75% 9/1/31		140,000	112,580
Trane Technologies Financing Ltd.:
3.8% 3/21/29		130,000	122,912
5.25% 3/3/33		50,000	50,424
			285,916
Machinery - 0.2%
Chart Industries, Inc. 9.5% 1/1/31 (b)		5,000	5,372
Otis Worldwide Corp. 2.565% 2/15/30		140,000	122,092
Vertical Holdco GmbH 7.625% 7/15/28 (b)		7,000	6,849
			134,313
Marine Transportation - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		8,000	6,820

Passenger Airlines - 0.0%
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (b)		5,000	4,719
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)		5,000	3,616
			8,335
Professional Services - 0.0%
Dun & Bradstreet Corp. 5% 12/15/29 (b)		3,000	2,760

Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		5,000	5,027
FLY Leasing Ltd. 7% 10/15/24 (b)		1,000	980
			6,007
TOTAL INDUSTRIALS			1,197,924

INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.0%
HTA Group Ltd. 7% 12/18/25 (b)		12,000	11,891
IHS Netherlands Holdco BV 8% 9/18/27 (b)		5,000	4,483
			16,374
Electronic Equipment, Instruments & Components - 0.2%
Dell International LLC/EMC Corp. 6.2% 7/15/30		110,000	115,116
TTM Technologies, Inc. 4% 3/1/29 (b)		8,000	7,121
			122,237
IT Services - 0.1%
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)		33,000	29,382
Rackspace Hosting, Inc. 3.5% 2/15/28 (b)		4,000	1,611
Virtusa Corp. 7.125% 12/15/28 (b)		32,000	28,380
			59,373
Semiconductors & Semiconductor Equipment - 0.6%
Entegris, Inc.:
3.625% 5/1/29(b)		77,000	68,145
5.95% 6/15/30(b)		54,000	52,950
Micron Technology, Inc. 2.703% 4/15/32		140,000	114,918
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.5% 5/11/31		140,000	115,559
ON Semiconductor Corp. 3.875% 9/1/28 (b)		2,000	1,829
			353,401
Software - 0.2%
Cloud Software Group, Inc. 9% 9/30/29 (b)		5,000	4,667
Elastic NV 4.125% 7/15/29 (b)		34,000	30,540
Gen Digital, Inc.:
5% 4/15/25(b)		19,000	18,810
7.125% 9/30/30(b)		21,000	21,454
MicroStrategy, Inc. 6.125% 6/15/28 (b)		4,000	3,857
NCR Voyix Corp. 5.125% 4/15/29 (b)		6,000	5,563
Open Text Corp.:
3.875% 2/15/28(b)		7,000	6,432
3.875% 12/1/29(b)		28,000	24,748
Open Text Holdings, Inc.:
4.125% 2/15/30(b)		5,000	4,414
4.125% 12/1/31(b)		6,000	5,136
UKG, Inc. 6.875% 2/1/31 (b)		5,000	5,052
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)		2,000	1,834
			132,507
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman:
4.125% 1/15/31		6,000	5,270
4.75% 1/1/25		10,000	9,858
5.75% 12/1/34		4,000	3,845
8.25% 12/15/29(b)		5,000	5,358
Western Digital Corp.:
2.85% 2/1/29		4,000	3,369
3.1% 2/1/32		3,000	2,348
			30,048
TOTAL INFORMATION TECHNOLOGY			713,940

MATERIALS - 1.4%
Chemicals - 0.8%
Axalta Coating Systems LLC 3.375% 2/15/29 (b)		6,000	5,332
Consolidated Energy Finance SA 12% 2/15/31 (b)		5,000	5,110
International Flavors & Fragrances, Inc. 2.3% 11/1/30 (b)		150,000	123,096
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(c)		5,250	4,407
Linde Finance BV 0.55% 5/19/32 (Reg. S)	EUR	100,000	86,217
Methanex Corp.:
5.125% 10/15/27		27,000	25,941
5.65% 12/1/44		82,000	69,498
NOVA Chemicals Corp.:
4.25% 5/15/29(b)		4,000	3,309
5.25% 6/1/27(b)		10,000	9,262
8.5% 11/15/28(b)		5,000	5,279
9% 2/15/30(b)		5,000	5,016
Olympus Water U.S. Holding Corp.:
6.25% 10/1/29(b)		18,000	15,966
9.75% 11/15/28(b)		4,000	4,250
SCIH Salt Holdings, Inc. 6.625% 5/1/29 (b)		2,000	1,819
The Chemours Co. LLC 4.625% 11/15/29 (b)		116,000	95,384
Tronox, Inc. 4.625% 3/15/29 (b)		7,000	6,196
			466,082
Construction Materials - 0.0%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		17,000	16,962
VM Consolidated, Inc. 5.5% 4/15/29 (b)		5,000	4,712
			21,674
Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
5.25% 4/30/25(b)		15,000	14,833
5.25% 8/15/27(b)		4,000	2,900
Ball Corp. 6% 6/15/29		5,000	5,024
Berry Global, Inc. 5.625% 7/15/27 (b)		35,000	34,507
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (b)		10,000	9,942
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		10,000	9,784
Graphic Packaging International, Inc. 4.75% 7/15/27 (b)		6,000	5,804
OI European Group BV 4.75% 2/15/30 (b)		6,000	5,524
Sealed Air Corp./Sealed Air Corp. U.S. 7.25% 2/15/31 (b)		5,000	5,162
			93,480
Metals & Mining - 0.4%
ATI, Inc.:
4.875% 10/1/29		32,000	29,383
7.25% 8/15/30		5,000	5,139
Eldorado Gold Corp. 6.25% 9/1/29 (b)		27,000	25,299
ERO Copper Corp. 6.5% 2/15/30 (b)		46,000	43,148
First Quantum Minerals Ltd.:
6.875% 10/15/27(b)		5,000	4,763
7.5% 4/1/25(b)		2,000	1,979
FMG Resources Pty Ltd. 6.125% 4/15/32 (b)		54,000	53,360
HudBay Minerals, Inc. 6.125% 4/1/29 (b)		5,000	4,906
IAMGOLD Corp. 5.75% 10/15/28 (b)		18,000	16,010
Mineral Resources Ltd. 8.5% 5/1/30 (b)		64,000	65,729
			249,716
Paper & Forest Products - 0.0%
Domtar Corp. 6.75% 10/1/28 (b)		8,000	7,390
LABL, Inc.:
6.75% 7/15/26(b)		1,000	970
10.5% 7/15/27(b)		3,000	2,913
Mercer International, Inc. 5.125% 2/1/29		11,000	9,477
			20,750
TOTAL MATERIALS			851,702

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Alexandria Real Estate Equities, Inc. 2% 5/18/32		220,000	170,107
Boston Properties, Inc.:
2.45% 10/1/33		220,000	162,197
6.75% 12/1/27		17,000	17,555
Corporate Office Properties LP 2% 1/15/29		150,000	124,237
Hudson Pacific Properties LP 5.95% 2/15/28		108,000	96,921
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29		10,000	7,449
5% 10/15/27		107,000	87,533
Omega Healthcare Investors, Inc. 3.25% 4/15/33		4,000	3,184
Prologis LP 2.875% 11/15/29		200,000	179,242
Safehold Operating Partnership LP 2.85% 1/15/32		4,000	3,217
SBA Communications Corp. 3.125% 2/1/29		2,000	1,770
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)		34,000	24,822
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.5% 2/15/28 (b)		19,000	19,667
WP Carey, Inc. 2.45% 2/1/32		220,000	175,226
			1,073,127
Real Estate Management & Development - 0.5%
Anywhere Real Estate Group LLC 7% 4/15/30 (b)		3,200	2,900
CBRE Group, Inc. 2.5% 4/1/31		140,000	115,235
Howard Hughes Corp. 4.375% 2/1/31 (b)		44,000	37,483
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)		36,000	33,979
Vonovia SE 0.625% 3/24/31 (Reg. S)	EUR	100,000	84,588
			274,185
TOTAL REAL ESTATE			1,347,312

UTILITIES - 4.1%
Electric Utilities - 1.6%
DPL, Inc. 4.35% 4/15/29		8,000	7,249
Duke Energy Carolinas LLC 3.95% 11/15/28		170,000	163,766
EnBW International Finance BV 3.85% 5/23/30 (Reg. S)	EUR	100,000	109,528
ENEL Finance International NV 0.875% 1/17/31 (Reg. S)	EUR	100,000	89,964
NextEra Energy Partners LP:
4.5% 9/15/27(b)		2,000	1,866
7.25% 1/15/29(b)		5,000	5,082
Northern States Power Co. 2.25% 4/1/31		265,000	222,009
Oncor Electric Delivery Co. LLC 4.15% 6/1/32		130,000	121,651
PG&E Corp.:
5% 7/1/28		19,000	18,122
5.25% 7/1/30		5,000	4,700
SSE PLC 1.75% 4/16/30 (Reg. S)	EUR	100,000	97,328
Wisconsin Electric Power Co. 4.75% 9/30/32		125,000	122,574
			963,839
Independent Power and Renewable Electricity Producers - 0.9%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		39,000	35,638
Sunnova Energy Corp. 5.875% 9/1/26 (b)		35,000	28,450
TerraForm Power Operating LLC 4.75% 1/15/30 (b)		8,000	7,233
The AES Corp.:
1.375% 1/15/26		140,000	129,328
2.45% 1/15/31		377,000	307,531
			508,180
Multi-Utilities - 1.6%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		190,000	173,701
Dominion Energy, Inc. 2.25% 8/15/31		334,000	270,398
E.ON SE 0.625% 11/7/31 (Reg. S)	EUR	100,000	86,891
NiSource, Inc. 1.7% 2/15/31		295,000	234,304
Puget Energy, Inc. 4.224% 3/15/32		190,000	169,979
			935,273
TOTAL UTILITIES			2,407,292

TOTAL NONCONVERTIBLE BONDS			16,592,043
TOTAL CORPORATE BONDS (Cost $17,349,036)			16,693,711

U.S. Treasury Obligations - 50.5%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.85% 1/23/25	3,500,000	3,347,552
U.S. Treasury Bonds:
2.25% 5/15/41 (g)	133,000	97,111
2.25% 2/15/52	2,410,000	1,576,479
3.25% 5/15/42	100,000	84,094
3.375% 8/15/42	600,000	513,141
3.625% 2/15/53	182,000	159,122
3.625% 5/15/53	110,000	96,241
4% 11/15/42	225,000	210,032
4.125% 8/15/53	570,000	545,686
4.25% 2/15/54	410,000	402,313
4.75% 11/15/53	1,095,000	1,164,977
U.S. Treasury Notes:
3.375% 5/15/33	1,020,000	951,548
3.5% 1/31/28	300,000	290,988
3.5% 2/15/33	395,000	372,612
3.75% 12/31/28	600,000	586,359
3.75% 12/31/30	2,195,000	2,127,092
3.875% 11/30/27	600,000	590,039
3.875% 12/31/27	1,650,000	1,622,171
3.875% 8/15/33	1,450,000	1,406,727
4% 6/30/28	125,000	123,491
4% 1/31/29	1,350,000	1,334,391
4% 1/31/31	2,409,000	2,369,854
4% 2/15/34	744,000	729,469
4.125% 10/31/27	300,000	297,539
4.125% 7/31/28	150,000	148,951
4.375% 11/30/28	800,000	803,375
4.375% 11/30/30	3,000,000	3,015,938
4.5% 11/15/33	1,955,000	1,991,962
4.625% 9/30/28	1,100,000	1,114,910
4.875% 10/31/28	1,600,000	1,639,125
TOTAL U.S. TREASURY OBLIGATIONS (Cost $30,561,433)		29,713,289

U.S. Government Agency - Mortgage Securities - 27.4%
	Principal Amount (a)	Value ($)
Fannie Mae - 4.6%
2% 6/1/35 to 5/1/42	1,388,219	1,212,844
2.5% 7/1/51 to 5/1/52	701,267	577,272
3% 2/1/52 to 12/1/53	341,075	292,231
3.5% 12/1/46	54,929	50,504
4% 1/1/51 to 4/1/52	69,700	64,959
5% 12/1/52	46,943	45,595
6% 11/1/53	100,034	100,751
6.5% 10/1/53	373,817	380,655
TOTAL FANNIE MAE		2,724,811
Freddie Mac - 1.0%
1.5% 4/1/51	118,610	88,918
2.5% 7/1/36 to 12/1/51	209,040	178,478
3% 5/1/35 to 5/1/51	133,565	121,334
3.5% 7/1/42	14,436	13,296
3.5% 7/1/42	6,399	5,899
3.5% 9/1/42	18,748	17,255
3.5% 11/1/42	5,680	5,223
4% 10/1/52	44,191	41,198
4.5% 11/1/52	93,958	89,013
5% 12/1/52	45,788	44,960
TOTAL FREDDIE MAC		605,574
Ginnie Mae - 5.8%
2% 1/20/51 to 4/20/52	267,561	217,748
2% 3/1/54 (e)	100,000	81,381
2% 3/1/54 (e)	50,000	40,690
2% 3/1/54 (e)	100,000	81,381
2% 3/1/54 (e)	50,000	40,690
2% 3/1/54 (e)	50,000	40,690
2% 3/1/54 (e)	200,000	162,761
2% 3/1/54 (e)	100,000	81,381
2% 3/1/54 (e)	100,000	81,381
2% 3/1/54 (e)	50,000	40,690
2% 4/1/54 (e)	300,000	244,306
2% 4/1/54 (e)	250,000	203,588
2% 4/1/54 (e)	25,000	20,359
2% 4/1/54 (e)	125,000	101,794
2% 4/1/54 (e)	100,000	81,435
2% 4/1/54 (e)	200,000	162,871
2.5% 3/1/54 (e)	150,000	126,924
2.5% 3/1/54 (e)	200,000	169,232
2.5% 3/1/54 (e)	150,000	126,924
3% 3/1/54 (e)	50,000	43,847
3% 3/1/54 (e)	175,000	153,466
3% 3/1/54 (e)	50,000	43,847
3% 3/1/54 (e)	100,000	87,695
3% 4/1/54 (e)	200,000	175,515
3% 4/1/54 (e)	50,000	43,879
3.5% 3/1/54 (e)	50,000	45,222
3.5% 3/1/54 (e)	100,000	90,444
4% 10/20/52	100,027	93,092
4.5% 4/20/53	99,601	95,168
5% 3/1/54 (e)	50,000	48,837
5.5% 3/1/54 (e)	50,000	49,680
6.5% 3/1/54 (e)	200,000	202,734
6.5% 4/1/54 (e)	50,000	50,648
6.5% 4/1/54 (e)	50,000	50,648
TOTAL GINNIE MAE		3,380,948
Uniform Mortgage Backed Securities - 16.0%
2% 3/1/54 (e)	700,000	550,236
2% 3/1/54 (e)	500,000	393,025
2% 3/1/54 (e)	750,000	589,538
2% 3/1/54 (e)	425,000	334,072
2% 3/1/54 (e)	625,000	491,282
2% 4/1/54 (e)	1,150,000	905,126
2% 4/1/54 (e)	225,000	177,090
2% 4/1/54 (e)	300,000	236,120
2% 4/1/54 (e)	150,000	118,060
2% 4/1/54 (e)	550,000	432,887
2% 4/1/54 (e)	125,000	98,383
2.5% 3/1/54 (e)	250,000	205,391
2.5% 3/1/54 (e)	125,000	102,695
2.5% 3/1/54 (e)	150,000	123,234
2.5% 3/1/54 (e)	150,000	123,234
2.5% 3/1/54 (e)	75,000	61,617
2.5% 3/1/54 (e)	225,000	184,852
2.5% 3/1/54 (e)	100,000	82,156
2.5% 3/1/54 (e)	100,000	82,156
2.5% 4/1/54 (e)	450,000	370,160
3% 3/1/54 (e)	450,000	384,996
3% 3/1/54 (e)	125,000	106,943
3% 3/1/54 (e)	150,000	128,332
3% 3/1/54 (e)	250,000	213,887
3% 3/1/54 (e)	150,000	128,332
3% 3/1/54 (e)	100,000	85,555
3% 3/1/54 (e)	100,000	85,555
3% 4/1/54 (e)	650,000	556,715
3.5% 3/1/54 (e)	250,000	222,393
3.5% 3/1/54 (e)	575,000	511,503
4% 3/1/54 (e)	300,000	276,082
4.5% 3/1/54 (e)	100,000	94,633
5% 3/1/54 (e)	50,000	48,492
6% 3/1/54 (e)	300,000	301,313
6% 3/1/54 (e)	150,000	150,656
6% 3/1/54 (e)	150,000	150,656
6.5% 3/1/54 (e)	300,000	305,250
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		9,412,607
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $16,278,866)		16,123,940

Asset-Backed Securities - 5.8%
	Principal Amount (a)	Value ($)
Aimco Series 2024-BA Class ARR, CME Term SOFR 3 Month Index + 0.000% 0% 4/16/37 (b)(c)(d)	250,000	250,088
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8178% 7/20/35 (b)(c)(d)	250,000	250,346
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.6163% 4/25/34 (b)(c)(d)	250,000	249,431
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 Month Index + 1.550% 0% 4/23/37 (b)(c)(d)(e)	550,000	550,293
Cedar Funding Ltd. Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6756% 7/15/33 (b)(c)(d)	260,000	260,198
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.6294% 4/20/34 (b)(c)(d)	200,000	199,868
Dryden CLO, Ltd. Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7294% 10/20/34 (b)(c)(d)	310,000	310,025
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6756% 4/15/31 (b)(c)(d)	250,000	250,098
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/51 (b)	98,250	91,485
RR Ltd. Series 2024-28RA Class A1R, CME Term SOFR 3 Month Index + 1.550% 0% 4/15/37 (b)(c)(d)	300,000	300,105
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6594% 4/20/33 (b)(c)(d)	310,000	310,367
Verizon Master Trust Series 2021-2 Class A, 0.99% 4/20/28	107,000	104,007
Voya Clo 2023-1 Ltd. Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.800% 7.1702% 1/20/37 (b)(c)(d)	250,000	250,231
TOTAL ASSET-BACKED SECURITIES (Cost $3,359,906)		3,376,542

Commercial Mortgage Securities - 0.6%
	Principal Amount (a)	Value ($)
BXHPP Trust floater Series 2021-FILM Class A, CME Term SOFR 1 Month Index + 0.760% 6.0825% 8/15/36 (b)(c)(d)	250,000	240,452
District of Columbia Commercial Mtg Trust 2023-District of Columbia sequential payer Series 2023-DC Class A, 6.3143% 9/12/40 (b)	100,000	102,447
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $344,977)		342,899

Foreign Government and Government Agency Obligations - 0.0%
		Principal Amount (a)	Value ($)
United Kingdom, Great Britain and Northern Ireland 1% 4/22/24(Reg. S) (Cost $3,350)	GBP	3,000	3,765

Common Stocks - 0.0%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobile Components - 0.0%
Aptiv PLC (h)	25	1,987
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy, Inc.	114	4,007
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Centene Corp. (h)	58	4,549
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Regal Rexnord Corp.	20	3,430
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. (h)	93	5,532
TOTAL COMMON STOCKS (Cost $17,610)		19,505

Bank Loan Obligations - 0.1%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobile Components - 0.0%
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8239% 12/17/28 (c)(d)(i)	5,987	4,628
Diversified Consumer Services - 0.0%
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.5934% 7/31/28 (c)(d)(i)(j)	5,000	5,003
Hotels, Restaurants & Leisure - 0.1%
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.6098% 9/18/26 (c)(d)(i)	6,852	6,822
United PF Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5743% 12/30/26 (c)(d)(i)	10,984	9,823
		16,645
TOTAL CONSUMER DISCRETIONARY		26,276
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Cano Health, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4626% (c)(d)(f)(i)	5,970	1,754
Tranche DD, term loan CME Term SOFR 1 Month Index + 11.000% 16.3225% 10/2/24 (c)(i)	619	616
		2,370
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 2/7/31 (d)(i)(k)	5,000	5,013
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8064% 8/1/30 (c)(d)(i)	3,990	3,996
		9,009
Professional Services - 0.0%
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0627% 4/29/29 (c)(d)(i)	5,000	4,375
TOTAL INDUSTRIALS		13,384
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1763% 12/10/29 (c)(d)(i)	3,000	2,880
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1783% 3/1/29 (c)(d)(i)	997	991
UKG, Inc. 2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.6802% 5/3/27 (c)(d)(i)	1,310	1,322
		5,193
MATERIALS - 0.0%
Chemicals - 0.0%
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9757% 3/15/29 (c)(d)(i)	4,000	3,836
TOTAL BANK LOAN OBLIGATIONS (Cost $52,707)		51,059

Preferred Securities - 0.3%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Telefonica Europe BV 2.502% (Reg. S) (c)(l)	EUR	100,000	101,934
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.5966% (c)(d)(l)		31,000	30,749
FINANCIALS - 0.0%
Consumer Finance - 0.0%
Ally Financial, Inc. 4.7% (c)(l)		30,000	25,785
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (c)		7,000	7,088
TOTAL PREFERRED SECURITIES (Cost $164,008)			165,556

Money Market Funds - 9.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (m) (Cost $5,832,683)	5,831,516	5,832,683

TOTAL INVESTMENT IN SECURITIES - 123.0% (Cost $73,964,576)	72,322,949
NET OTHER ASSETS (LIABILITIES) - (23.0)%	(13,509,450)
NET ASSETS - 100.0%	58,813,499

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 3/1/54	(300,000)	(244,141)
2% 3/1/54	(250,000)	(203,452)
2% 3/1/54	(25,000)	(20,345)
2% 3/1/54	(125,000)	(101,726)
2% 3/1/54	(100,000)	(81,381)
2% 3/1/54	(200,000)	(162,761)
3% 3/1/54	(200,000)	(175,390)
3% 3/1/54	(50,000)	(43,847)
6.5% 3/1/54	(50,000)	(50,684)
6.5% 3/1/54	(50,000)	(50,684)

TOTAL GINNIE MAE		(1,134,411)

Uniform Mortgage Backed Securities
2% 3/1/54	(1,150,000)	(903,958)
2% 3/1/54	(225,000)	(176,861)
2% 3/1/54	(300,000)	(235,815)
2% 3/1/54	(150,000)	(117,908)
2% 3/1/54	(550,000)	(432,328)
2% 3/1/54	(125,000)	(98,256)
2.5% 3/1/54	(450,000)	(369,703)
3% 3/1/54	(650,000)	(556,105)
3% 3/1/54	(75,000)	(64,166)
6% 3/1/54	(100,000)	(100,438)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(3,055,538)

TOTAL TBA SALE COMMITMENTS (Proceeds $4,198,897)		(4,189,949)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1	Jun 2024	204,750	107	107
CBOT 5-Year U.S. Treasury Note Contracts (United States)	3	Jun 2024	320,719	594	594
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	2	Jun 2024	228,344	1,339	1,339

TOTAL PURCHASED					2,040

Sold

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	2	Jun 2024	254,550	(2)	(2)
Eurex Euro-Bund Contracts (Germany)	1	Jun 2024	142,947	10	10

TOTAL SOLD					8

TOTAL FUTURES CONTRACTS					2,048
The notional amount of futures purchased as a percentage of Net Assets is 1.2%
The notional amount of futures sold as a percentage of Net Assets is 0.6%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	15,000	USD	16,257	Citibank, N. A.	4/12/24	(18)
EUR	3,000	USD	3,270	JPMorgan Chase Bank, N.A.	4/12/24	(22)
EUR	3,000	USD	3,223	JPMorgan Chase Bank, N.A.	4/12/24	25
EUR	3,000	USD	3,233	State Street Bank and Trust Co	4/12/24	14
USD	4,408	EUR	4,000	BNP Paribas S.A.	4/12/24	78
USD	261,211	EUR	241,000	Brown Brothers Harriman & Co	4/12/24	307
USD	4,379	EUR	4,000	Canadian Imperial Bk. of Comm.	4/12/24	49
USD	1,499,766	EUR	1,366,000	Citibank, N. A.	4/12/24	20,950
USD	3,228	EUR	3,000	JPMorgan Chase Bank, N.A.	4/12/24	(20)
USD	253,166	GBP	199,000	Bank of America, N.A.	4/12/24	1,907
USD	115,136	GBP	91,000	Canadian Imperial Bk. of Comm.	4/12/24	239

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						23,509
Unrealized Appreciation						23,569
Unrealized Depreciation						(60)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(4)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Sell Protection
5-Year CDX N.A. HY Series 41	NR	Dec 2028	ICE	5%	Quarterly	271,260	1,670	0	1,670

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Notional amount is stated in U.S. Dollars unless otherwise noted.

(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,885,270 or 13.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Non-income producing - Security is in default.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $33,152.
(h)	Non-income producing
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)	Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $513 and $513, respectively.
(k)	The coupon rate will be determined upon settlement of the loan after period end.
(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	3,711,918	20,114,883	17,994,118	188,595	-	-	5,832,683	0.0%
Total	3,711,918	20,114,883	17,994,118	188,595	-	-	5,832,683

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Consumer Discretionary	1,987	1,987	-	-
Energy	4,007	4,007	-	-
Health Care	4,549	4,549	-	-
Industrials	3,430	3,430	-	-
Information Technology	5,532	5,532	-	-

Corporate Bonds	16,693,711	-	16,693,711	-

U.S. Government and Government Agency Obligations	29,713,289	-	29,713,289	-

U.S. Government Agency - Mortgage Securities	16,123,940	-	16,123,940	-

Asset-Backed Securities	3,376,542	-	3,376,542	-

Commercial Mortgage Securities	342,899	-	342,899	-

Foreign Government and Government Agency Obligations	3,765	-	3,765	-

Bank Loan Obligations	51,059	-	51,059	-

Preferred Securities	165,556	-	165,556	-

Money Market Funds	5,832,683	5,832,683	-	-
Total Investments in Securities:	72,322,949	5,852,188	66,470,761	-
Derivative Instruments: Assets
Futures Contracts	2,050	2,050	-	-
Forward Foreign Currency Contracts	23,569	-	23,569	-
Swaps	1,670	-	1,670	-
Total Assets	27,289	2,050	25,239	-
Liabilities
Futures Contracts	(2)	(2)	-	-
Forward Foreign Currency Contracts	(60)	-	(60)	-
Total Liabilities	(62)	(2)	(60)	-
Total Derivative Instruments:	27,227	2,048	25,179	-
Other Financial Instruments:
TBA Sale Commitments	(4,189,949)	-	(4,189,949)	-
Total Other Financial Instruments:	(4,189,949)	-	(4,189,949)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	1,670	0
Total Credit Risk	1,670	0
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	23,569	(60)
Total Foreign Exchange Risk	23,569	(60)
Interest Rate Risk
Futures Contracts (c)	2,050	(2)
Total Interest Rate Risk	2,050	(2)
Total Value of Derivatives	27,289	(62)

(a)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).

(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $68,131,893)	$66,490,266
Fidelity Central Funds (cost $5,832,683)	5,832,683

Total Investment in Securities (cost $73,964,576)		$72,322,949
Segregated cash with brokers for derivative instruments		30,887
Cash		10,471
Foreign currency held at value (cost $19,766)		19,705
Receivable for TBA sale commitments		4,198,897
Unrealized appreciation on forward foreign currency contracts		23,569
Receivable for fund shares sold		313,563
Interest receivable		427,360
Distributions receivable from Fidelity Central Funds		31,657
Receivable for daily variation margin on centrally cleared swaps		507
Prepaid expenses		20
Receivable from investment adviser for expense reductions		9,413
Total assets		77,388,998
Liabilities
Payable for investments purchased
Regular delivery	$1,171,479
Delayed delivery	13,111,609
TBA sale commitments, at value	4,189,949
Unrealized depreciation on forward foreign currency contracts	60
Payable for fund shares redeemed	2,844
Distributions payable	9,776
Accrued management fee	14,059
Payable for daily variation margin on futures contracts	359
Other payables and accrued expenses	75,364
Total Liabilities		18,575,499
Commitments and contingent liabilities (see Commitments note)
Net Assets		$58,813,499
Net Assets consist of:
Paid in capital		$60,854,128
Total accumulated earnings (loss)		(2,040,629)
Net Assets		$58,813,499
Net Asset Value, offering price and redemption price per share ($58,813,499 ÷ 6,440,162 shares)		$9.13
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Dividends		$2,716
Interest		874,802
Income from Fidelity Central Funds		188,595
Total Income		1,066,113
Expenses
Management fee	$66,306
Custodian fees and expenses	3,230
Independent trustees' fees and expenses	63
Registration fees	10,933
Audit	68,897
Legal	26
Miscellaneous	60
Total expenses before reductions	149,515
Expense reductions	(70,998)
Total expenses after reductions		78,517
Net Investment income (loss)		987,596
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(45,939)
Forward foreign currency contracts	12,544
Foreign currency transactions	(328)
Futures contracts	(9,681)
Swaps	727
Total net realized gain (loss)		(42,677)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	309,029
Forward foreign currency contracts	8,891
Assets and liabilities in foreign currencies	(115)
Futures contracts	312
Swaps	1,670
TBA Sale commitments	16,150
Total change in net unrealized appreciation (depreciation)		335,937
Net gain (loss)		293,260
Net increase (decrease) in net assets resulting from operations		$1,280,856
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$987,596	$1,173,792
Net realized gain (loss)	(42,677)	(581,445)
Change in net unrealized appreciation (depreciation)	335,937	(647,045)
Net increase (decrease) in net assets resulting from operations	1,280,856	(54,698)
Distributions to shareholders	(882,700)	(1,132,053)

Share transactions
Proceeds from sales of shares	38,997,502	10,200,520
Reinvestment of distributions	858,977	1,129,821
Cost of shares redeemed	(15,202,964)	(684,299)

Net increase (decrease) in net assets resulting from share transactions	24,653,515	10,646,042
Total increase (decrease) in net assets	25,051,671	9,459,291

Net Assets
Beginning of period	33,761,828	24,302,537
End of period	$58,813,499	$33,761,828

Other Information
Shares
Sold	4,307,661	1,105,777
Issued in reinvestment of distributions	94,642	122,621
Redeemed	(1,673,646)	(74,139)
Net increase (decrease)	2,728,657	1,154,259

Financial Highlights
Fidelity® SAI Sustainable Core Plus Bond Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.10	$9.50	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.199	.374	.107
Net realized and unrealized gain (loss)	.009	(.412)	(.519)
Total from investment operations	.208	(.038)	(.412)
Distributions from net investment income	(.178)	(.362)	(.088)
Total distributions	(.178)	(.362)	(.088)
Net asset value, end of period	$9.13	$9.10	$9.50
Total Return D,E	2.32%	(.37)%	(4.13)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.67% H	.96%	.94% H,I
Expenses net of fee waivers, if any	.36% H	.36%	.36% H
Expenses net of all reductions	.35% H	.35%	.36% H
Net investment income (loss)	4.43% H	4.06%	2.85% H
Supplemental Data
Net assets, end of period (000 omitted)	$58,813	$33,762	$24,303
Portfolio turnover rate J	387% H	274%	124% H,K

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAudit fees are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024

1. Organization.
Fidelity SAI Sustainable Core Plus Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$414,650
Gross unrealized depreciation	(1,777,857)
Net unrealized appreciation (depreciation)	$(1,363,207)
Tax cost	$73,722,331

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(510,811)
Long-term	(94,657)
Total capital loss carryforward	$(605,468)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount	Unrealized Appreciation (Depreciation)
Fidelity SAI Sustainable Core Plus Bond Fund	Level 3 Financing, Inc. 1LN note 11% 11/15/29.	$1,855	$-
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity SAI Sustainable Core Plus Bond Fund
Credit Risk
Swaps	727	1,670
Total Credit Risk	727	1,670
Foreign Exchange Risk
Forward Foreign Currency Contracts	12,544	8,891
Total Foreign Exchange Risk	12,544	8,891
Interest Rate Risk
Futures Contracts	(9,681)	312
Total Interest Rate Risk	(9,681)	312
Totals	3,590	10,873

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Core Plus Bond Fund	64,354,691	54,978,055

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

During January 2024, the Board approved changes to the management fee effective March 1, 2024. The Fund will pay a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Sustainable Core Plus Bond Fund	$30
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .36% of average net assets. This reimbursement will remain in place through December 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $69,178.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $844.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $976.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity SAI Sustainable Core Plus Bond Fund	25%

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024

Fidelity® SAI Sustainable Core Plus Bond Fund	.36%
Actual		$ 1,000	$ 1,023.20	$ 1.81
Hypothetical-B		$ 1,000	$ 1,023.07	$ 1.81

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Sustainable Core Plus Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Board Approval of Investment Advisory Contracts
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan).The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure that eliminates the existing group fee schedule and fixes the management fee rate at the sum of the individual fee rate and the lowest marginal contractual group fee rate under the current management contract. The Board noted that shareholders in the affected funds are not currently impacted by changes in the group fee rates due to other arrangements such as fund expense caps or managed account fee crediting. The Board considered that the Management Contract would result in the same or lower fees for the fund.
Sub-Advisory Contracts. In connection with the Management Contract changes, the Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.9904894.101
SSU-SANN-0424
Fidelity® Series Investment Grade Bond Fund

Semi-Annual Report
February 29, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 29, 2024 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (6.4)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (6.4)%
Written options - (1.2)%
Futures and Swaps - 0.6%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 27.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
2.55% 12/1/33	8,942,000	7,052,786
3.8% 12/1/57	74,998,000	52,782,432
4.3% 2/15/30	15,664,000	14,938,885
4.75% 5/15/46	20,994,000	18,386,762
Verizon Communications, Inc.:
2.1% 3/22/28	32,783,000	29,189,688
2.55% 3/21/31	30,343,000	25,573,879
3% 3/22/27	6,931,000	6,523,867
4.5% 8/10/33	17,268,000	16,295,889
5.012% 4/15/49	705,000	681,033
		171,425,221
Media - 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.25% 1/15/29	16,500,000	13,922,916
4.4% 4/1/33	9,969,000	8,715,243
5.25% 4/1/53	23,544,000	18,279,152
5.375% 5/1/47	63,824,000	50,401,231
5.5% 4/1/63	9,969,000	7,711,010
5.75% 4/1/48	9,412,000	7,835,201
6.484% 10/23/45	26,013,000	23,764,348
Discovery Communications LLC:
3.625% 5/15/30	18,602,000	16,350,484
4.65% 5/15/50	50,307,000	38,149,421
Fox Corp.:
4.709% 1/25/29	9,867,000	9,627,318
5.476% 1/25/39	9,730,000	9,089,551
5.576% 1/25/49	6,456,000	5,905,256
Time Warner Cable LLC:
4.5% 9/15/42	21,984,000	16,097,896
5.5% 9/1/41	15,667,000	12,915,697
5.875% 11/15/40	11,331,000	9,772,615
6.55% 5/1/37	50,619,000	47,679,455
6.75% 6/15/39	13,940,000	13,153,516
7.3% 7/1/38	32,280,000	32,183,706
Warnermedia Holdings, Inc.:
3.755% 3/15/27	22,043,000	20,857,942
4.054% 3/15/29	7,640,000	7,076,690
4.279% 3/15/32	30,761,000	27,136,955
5.05% 3/15/42	15,981,000	13,438,708
5.141% 3/15/52	46,085,000	37,448,468
		447,512,779
Wireless Telecommunication Services - 0.2%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	32,520,000	31,172,258
3.875% 4/15/30	47,090,000	43,709,690
		74,881,948
TOTAL COMMUNICATION SERVICES		693,819,948
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.1%
General Motors Financial Co., Inc. 2.35% 2/26/27	21,000,000	19,250,556
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 3.5% 7/1/27	9,188,000	8,799,176
Household Durables - 0.0%
Lennar Corp.:
4.75% 11/29/27	2,190,000	2,155,041
5% 6/15/27	2,921,000	2,896,814
		5,051,855
Specialty Retail - 0.2%
AutoNation, Inc. 4.75% 6/1/30	4,077,000	3,877,786
AutoZone, Inc. 4% 4/15/30	28,926,000	27,226,005
Lowe's Companies, Inc.:
3.35% 4/1/27	3,413,000	3,253,124
3.75% 4/1/32	10,505,000	9,545,571
4.45% 4/1/62	44,060,000	35,178,969
O'Reilly Automotive, Inc. 4.2% 4/1/30	6,418,000	6,092,123
		85,173,578
TOTAL CONSUMER DISCRETIONARY		118,275,165
CONSUMER STAPLES - 1.1%
Beverages - 0.0%
Anheuser-Busch InBev Finance, Inc. 4.7% 2/1/36	12,879,000	12,326,625
Consumer Staples Distribution & Retail - 0.1%
Sysco Corp. 5.95% 4/1/30	19,674,000	20,472,110
Food Products - 0.4%
JBS U.S.A. Lux SA/JBS Food Co./JBS U.S.A. Finance, Inc.:
2.5% 1/15/27	46,350,000	42,523,451
3% 5/15/32	51,930,000	41,578,082
3.625% 1/15/32	19,632,000	16,507,277
5.125% 2/1/28	16,760,000	16,421,652
5.5% 1/15/30	6,359,000	6,197,747
5.75% 4/1/33	34,520,000	33,478,121
		156,706,330
Tobacco - 0.6%
Altria Group, Inc.:
4.25% 8/9/42	26,130,000	20,947,428
4.5% 5/2/43	17,568,000	14,584,875
4.8% 2/14/29	4,818,000	4,730,658
5.95% 2/14/49	6,241,000	6,217,185
BAT Capital Corp. 6.421% 8/2/33	15,947,000	16,404,704
Imperial Tobacco Finance PLC:
4.25% 7/21/25 (b)	25,864,000	25,348,278
6.125% 7/27/27 (b)	16,185,000	16,476,147
Reynolds American, Inc.:
4.45% 6/12/25	7,893,000	7,771,905
5.7% 8/15/35	6,607,000	6,310,983
5.85% 8/15/45	50,684,000	46,046,614
6.15% 9/15/43	11,136,000	10,769,004
7.25% 6/15/37	15,680,000	16,774,759
		192,382,540
TOTAL CONSUMER STAPLES		381,887,605
ENERGY - 3.5%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	315,000	307,735
4.85% 11/15/35	11,266,000	10,834,828
		11,142,563
Oil, Gas & Consumable Fuels - 3.5%
Canadian Natural Resources Ltd. 5.85% 2/1/35	12,899,000	12,884,883
Cenovus Energy, Inc.:
3.75% 2/15/52	23,742,000	16,958,997
5.4% 6/15/47	3,321,000	3,042,421
6.75% 11/15/39	3,701,000	4,010,988
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	4,934,000	5,025,788
6.036% 11/15/33 (b)	13,297,000	13,653,384
6.497% 8/15/43 (b)	3,976,000	4,207,433
6.544% 11/15/53 (b)	7,158,000	7,625,228
6.714% 8/15/63 (b)	4,285,000	4,640,023
DCP Midstream Operating LP:
5.6% 4/1/44	1,458,000	1,388,468
6.45% 11/3/36 (b)	7,882,000	8,119,910
6.75% 9/15/37 (b)	2,991,000	3,183,848
Energy Transfer LP:
3.75% 5/15/30	34,654,000	31,604,996
3.9% 5/15/24 (c)	7,783,000	7,754,762
4.95% 6/15/28	22,521,000	22,181,892
5% 5/15/50	37,928,000	32,697,266
5.25% 4/15/29	11,043,000	11,000,390
5.4% 10/1/47	7,311,000	6,631,128
5.8% 6/15/38	12,558,000	12,415,831
6% 6/15/48	8,178,000	8,015,679
6.25% 4/15/49	7,585,000	7,658,286
Hess Corp.:
5.6% 2/15/41	13,347,000	13,440,078
5.8% 4/1/47	19,267,000	19,579,414
7.125% 3/15/33	5,555,000	6,229,757
7.3% 8/15/31	7,267,000	8,174,659
7.875% 10/1/29	2,497,000	2,797,823
Kinder Morgan Energy Partners LP 6.55% 9/15/40	2,324,000	2,402,732
Kinder Morgan, Inc.:
3.6% 2/15/51	45,000,000	30,884,544
5.55% 6/1/45	13,098,000	12,297,167
MPLX LP:
2.65% 8/15/30	10,000,000	8,514,218
4.8% 2/15/29	5,907,000	5,784,927
4.875% 12/1/24	15,019,000	14,932,956
4.95% 9/1/32	30,643,000	29,349,145
5.5% 2/15/49	17,721,000	16,595,891
Occidental Petroleum Corp.:
5.55% 3/15/26	28,220,000	28,250,965
6.45% 9/15/36	24,570,000	25,868,770
6.6% 3/15/46	53,949,000	57,304,088
7.5% 5/1/31	40,626,000	44,865,035
Ovintiv, Inc. 8.125% 9/15/30	2,868,000	3,213,710
Petroleos Mexicanos:
4.5% 1/23/26	20,014,000	18,633,034
5.95% 1/28/31	16,396,000	12,729,854
6.35% 2/12/48	13,566,000	8,302,392
6.49% 1/23/27	38,273,000	35,773,390
6.5% 3/13/27	37,289,000	34,777,586
6.75% 9/21/47	95,358,000	60,552,330
6.84% 1/23/30	136,623,000	116,782,608
6.95% 1/28/60	19,817,000	12,571,905
7.69% 1/23/50	124,733,000	85,922,327
Phillips 66 Co. 3.85% 4/9/25	3,215,000	3,160,157
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	7,628,000	6,920,721
3.6% 11/1/24	6,687,000	6,598,330
Sabine Pass Liquefaction LLC 4.5% 5/15/30	42,700,000	40,860,203
The Williams Companies, Inc.:
2.6% 3/15/31	21,000,000	17,707,838
3.5% 11/15/30	55,862,000	50,412,416
3.9% 1/15/25	6,023,000	5,934,379
4.3% 3/4/24	18,081,000	18,081,000
4.55% 6/24/24	90,947,000	90,540,199
4.65% 8/15/32	32,008,000	30,450,383
5.3% 8/15/52	7,262,000	6,794,841
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	5,447,000	4,899,553
Western Gas Partners LP:
4.65% 7/1/26	8,954,000	8,759,977
4.75% 8/15/28	6,312,000	6,094,567
		1,238,447,470
TOTAL ENERGY		1,249,590,033
FINANCIALS - 12.7%
Banks - 5.4%
Bank of America Corp.:
2.299% 7/21/32 (c)	42,030,000	34,019,897
2.972% 2/4/33 (c)	21,000,000	17,638,026
3.419% 12/20/28 (c)	32,593,000	30,449,476
4% 1/22/25	14,494,000	14,284,312
4.183% 11/25/27	3,728,000	3,604,520
4.2% 8/26/24	41,416,000	41,106,622
4.25% 10/22/26	45,120,000	44,147,076
5.015% 7/22/33 (c)	152,527,000	148,671,325
Barclays PLC:
2.852% 5/7/26 (c)	42,733,000	41,312,902
2.894% 11/24/32 (c)	14,928,000	12,156,310
4.836% 5/9/28	3,148,000	3,033,565
5.088% 6/20/30 (c)	44,892,000	42,528,189
5.2% 5/12/26	41,312,000	40,848,545
6.49% 9/13/29 (c)	37,876,000	39,042,082
BNP Paribas SA 2.219% 6/9/26 (b)(c)	40,110,000	38,397,067
BPCE SA 4.875% 4/1/26 (b)	3,984,000	3,895,987
Citigroup, Inc.:
3.352% 4/24/25 (c)	27,281,000	27,177,376
3.785% 3/17/33 (c)	21,000,000	18,581,513
4.075% 4/23/29 (c)	14,005,000	13,366,390
4.125% 7/25/28	3,728,000	3,546,245
4.3% 11/20/26	9,646,000	9,395,632
4.4% 6/10/25	29,307,000	28,871,294
4.412% 3/31/31 (c)	57,587,000	54,399,200
4.45% 9/29/27	48,296,000	46,782,115
4.6% 3/9/26	10,087,000	9,921,732
4.91% 5/24/33 (c)	5,636,000	5,396,413
5.3% 5/6/44	5,127,000	4,896,038
Citizens Financial Group, Inc. 2.638% 9/30/32	32,329,000	24,547,335
Commonwealth Bank of Australia:
3.61% 9/12/34 (b)(c)	14,950,000	13,299,554
3.784% 3/14/32 (b)	11,585,000	10,134,032
HSBC Holdings PLC:
3.973% 5/22/30 (c)	10,000,000	9,272,258
4.25% 3/14/24	12,994,000	12,986,592
4.95% 3/31/30	7,768,000	7,607,274
5.25% 3/14/44	560,000	533,203
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	7,267,000	7,221,053
5.71% 1/15/26 (b)	81,601,000	80,855,967
JPMorgan Chase & Co.:
2.739% 10/15/30 (c)	55,000,000	48,251,061
2.956% 5/13/31 (c)	23,105,000	20,068,380
2.963% 1/25/33 (c)	21,000,000	17,736,432
3.875% 9/10/24	56,148,000	55,635,653
4.586% 4/26/33 (c)	155,774,000	147,803,613
4.912% 7/25/33 (c)	38,769,000	37,608,581
5.299% 7/24/29 (c)	34,500,000	34,587,981
NatWest Group PLC:
3 month U.S. LIBOR + 1.750% 4.892% 5/18/29 (c)(d)	10,000,000	9,742,730
3.073% 5/22/28 (c)	24,822,000	23,032,058
4.8% 4/5/26	20,881,000	20,622,904
Rabobank Nederland 4.375% 8/4/25	42,555,000	41,737,190
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	29,541,000	26,714,181
Societe Generale:
1.038% 6/18/25 (b)(c)	87,080,000	85,725,369
1.488% 12/14/26 (b)(c)	51,731,000	47,710,621
3.337% 1/21/33 (b)(c)	21,000,000	17,340,741
4.25% 4/14/25 (b)	3,837,000	3,753,906
Wells Fargo & Co.:
3.196% 6/17/27 (c)	34,559,000	32,903,637
3.526% 3/24/28 (c)	46,819,000	44,390,110
4.478% 4/4/31 (c)	77,500,000	73,693,819
5.013% 4/4/51 (c)	97,370,000	90,037,461
5.499% 1/23/35 (c)	17,368,000	17,253,286
5.574% 7/25/29 (c)	38,000,000	38,248,845
Westpac Banking Corp. 4.11% 7/24/34 (c)	20,547,000	18,768,590
		1,897,294,266
Capital Markets - 3.3%
Affiliated Managers Group, Inc. 3.5% 8/1/25	30,803,000	29,938,644
Ares Capital Corp. 3.875% 1/15/26	65,900,000	63,223,520
Athene Global Funding:
5.339% 1/15/27 (b)	51,492,000	51,208,485
5.583% 1/9/29 (b)	25,932,000	25,835,141
Blackstone Private Credit Fund:
4.7% 3/24/25	80,609,000	79,357,832
7.05% 9/29/25	38,296,000	38,798,997
Deutsche Bank AG 4.5% 4/1/25	70,869,000	69,510,425
Deutsche Bank AG New York Branch:
3.035% 5/28/32 (c)	9,360,000	7,739,682
4.1% 1/13/26	4,496,000	4,385,559
6.72% 1/18/29 (c)	20,750,000	21,318,260
6.819% 11/20/29 (c)	34,596,000	35,777,075
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	50,634,000	41,205,144
3.102% 2/24/33 (c)	39,600,000	33,581,610
3.272% 9/29/25 (c)	104,473,000	103,014,451
3.8% 3/15/30	57,860,000	53,797,587
4.25% 10/21/25	32,884,000	32,301,494
6.75% 10/1/37	31,825,000	34,592,224
Moody's Corp. 3.25% 1/15/28	12,370,000	11,642,726
Morgan Stanley:
2.943% 1/21/33 (c)	21,000,000	17,612,493
3.622% 4/1/31 (c)	54,679,000	49,674,368
4.431% 1/23/30 (c)	23,749,000	22,796,222
4.889% 7/20/33 (c)	94,211,000	90,494,166
5% 11/24/25	7,923,000	7,877,232
5.449% 7/20/29 (c)	21,363,000	21,444,323
UBS Group AG:
1.494% 8/10/27 (b)(c)	31,236,000	28,298,643
2.593% 9/11/25 (b)(c)	58,126,000	57,127,828
3.091% 5/14/32 (b)(c)	15,102,000	12,690,784
3.75% 3/26/25	31,994,000	31,334,497
3.869% 1/12/29 (b)(c)	19,608,000	18,441,281
4.125% 9/24/25 (b)	27,816,000	27,208,386
4.194% 4/1/31 (b)(c)	52,365,000	48,160,133
4.55% 4/17/26	1,588,000	1,560,269
		1,171,949,481
Consumer Finance - 2.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	14,665,000	14,268,525
2.45% 10/29/26	20,465,000	18,876,727
3% 10/29/28	21,434,000	19,259,867
3.3% 1/30/32	22,930,000	19,391,510
4.45% 4/3/26	16,892,000	16,551,006
6.45% 4/15/27 (b)	70,156,000	71,808,895
6.5% 7/15/25	19,270,000	19,450,656
Ally Financial, Inc.:
4.625% 3/30/25	10,429,000	10,314,324
5.125% 9/30/24	11,402,000	11,351,883
5.8% 5/1/25	27,438,000	27,394,727
7.1% 11/15/27	36,750,000	38,265,078
8% 11/1/31	22,726,000	24,947,166
Capital One Financial Corp.:
2.636% 3/3/26 (c)	24,182,000	23,451,649
3.273% 3/1/30 (c)	35,931,000	32,026,591
3.65% 5/11/27	72,123,000	68,693,118
3.8% 1/31/28	34,796,000	32,909,339
4.985% 7/24/26 (c)	30,637,000	30,357,212
5.247% 7/26/30 (c)	39,510,000	38,526,748
Discover Financial Services:
3.75% 3/4/25	20,000,000	19,620,184
3.95% 11/6/24	17,423,000	17,202,081
4.1% 2/9/27	1,920,000	1,841,456
4.5% 1/30/26	25,399,000	24,993,408
6.7% 11/29/32	7,709,000	8,068,358
Ford Motor Credit Co. LLC:
4.063% 11/1/24	101,625,000	100,225,849
5.584% 3/18/24	33,908,000	33,903,992
Synchrony Financial:
3.95% 12/1/27	42,034,000	38,936,454
4.25% 8/15/24	36,929,000	36,589,776
4.375% 3/19/24	29,366,000	29,343,983
5.15% 3/19/29	40,311,000	38,452,219
		867,022,781
Financial Services - 0.8%
AIG Global Funding 5.9% 9/19/28 (b)	20,514,000	20,911,898
Brixmor Operating Partnership LP:
3.85% 2/1/25	22,346,000	21,919,537
4.05% 7/1/30	26,564,000	24,442,001
4.125% 6/15/26	25,594,000	24,662,700
4.125% 5/15/29	28,249,000	26,413,652
Corebridge Financial, Inc.:
3.5% 4/4/25	10,416,000	10,173,072
3.65% 4/5/27	35,355,000	33,547,524
3.85% 4/5/29	14,571,000	13,512,433
3.9% 4/5/32	17,347,000	15,267,108
4.35% 4/5/42	3,946,000	3,256,560
4.4% 4/5/52	11,669,000	9,365,761
Jackson Financial, Inc.:
3.125% 11/23/31	3,876,000	3,204,553
5.17% 6/8/27	15,288,000	15,188,853
5.67% 6/8/32	16,451,000	16,395,372
Pine Street Trust I 4.572% 2/15/29 (b)	31,229,000	29,531,007
Pine Street Trust II 5.568% 2/15/49 (b)	31,271,000	28,817,199
		296,609,230
Insurance - 0.7%
Five Corners Funding Trust II 2.85% 5/15/30 (b)	58,620,000	50,813,242
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)	24,484,000	23,598,915
Marsh & McLennan Companies, Inc. 4.375% 3/15/29	21,405,000	20,911,825
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	37,673,000	25,501,591
Pricoa Global Funding I 5.375% 5/15/45 (c)	28,973,000	28,525,883
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	4,000,000	3,877,824
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	10,865,000	10,742,068
Unum Group:
3.875% 11/5/25	25,368,000	24,547,091
4% 6/15/29	24,228,000	22,657,308
5.75% 8/15/42	41,569,000	40,351,723
		251,527,470
TOTAL FINANCIALS		4,484,403,228
HEALTH CARE - 1.6%
Biotechnology - 0.2%
Amgen, Inc.:
5.25% 3/2/30	16,718,000	16,842,240
5.25% 3/2/33	18,873,000	18,821,248
5.6% 3/2/43	17,930,000	17,949,552
5.65% 3/2/53	8,913,000	8,909,292
5.75% 3/2/63	16,243,000	16,244,508
		78,766,840
Health Care Providers & Services - 1.0%
Centene Corp.:
2.45% 7/15/28	43,675,000	38,492,258
2.625% 8/1/31	20,375,000	16,672,251
3.375% 2/15/30	21,905,000	19,323,439
4.25% 12/15/27	25,155,000	23,928,614
4.625% 12/15/29	39,085,000	36,995,907
Cigna Group:
3.05% 10/15/27	17,500,000	16,357,768
4.8% 8/15/38	20,493,000	19,006,098
CVS Health Corp.:
3% 8/15/26	3,494,000	3,317,556
3.625% 4/1/27	9,782,000	9,387,273
4.78% 3/25/38	33,481,000	30,424,525
5% 1/30/29	14,082,000	14,036,066
5.25% 1/30/31	5,774,000	5,767,281
HCA Holdings, Inc.:
3.5% 9/1/30	15,777,000	14,096,662
3.625% 3/15/32	4,163,000	3,636,613
5.625% 9/1/28	19,767,000	19,919,590
5.875% 2/1/29	21,543,000	21,926,744
Humana, Inc. 3.7% 3/23/29	13,384,000	12,516,998
Sabra Health Care LP 3.2% 12/1/31	48,562,000	39,373,530
Toledo Hospital 5.325% 11/15/28	11,480,000	10,719,450
		355,898,623
Pharmaceuticals - 0.4%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	46,388,000	45,103,276
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	7,291,000	7,345,352
Utah Acquisition Sub, Inc. 3.95% 6/15/26	38,227,000	36,895,780
Viatris, Inc.:
2.7% 6/22/30	47,152,000	39,714,049
3.85% 6/22/40	11,393,000	8,373,034
4% 6/22/50	12,909,000	8,811,410
		146,242,901
TOTAL HEALTH CARE		580,908,364
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	15,580,000	15,393,881
BAE Systems PLC 3.4% 4/15/30 (b)	11,875,000	10,755,538
The Boeing Co.:
5.15% 5/1/30	15,531,000	15,271,103
5.705% 5/1/40	15,530,000	15,127,877
5.805% 5/1/50	36,500,000	35,181,628
5.93% 5/1/60	15,530,000	14,868,238
		106,598,265
Building Products - 0.1%
Carrier Global Corp.:
5.9% 3/15/34	3,898,000	4,043,625
6.2% 3/15/54	4,045,000	4,415,071
		8,458,696
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	5,745,000	5,661,985
Trading Companies & Distributors - 0.1%
Air Lease Corp. 3.375% 7/1/25	33,735,000	32,768,365
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	11,478,000	11,392,224
4.25% 4/15/26 (b)	8,740,000	8,427,354
4.375% 5/1/26 (b)	25,641,000	24,740,825
6.375% 5/4/28 (b)	30,919,000	31,375,139
		75,935,542
TOTAL INDUSTRIALS		229,422,853
INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC/EMC Corp.:
5.3% 10/1/29	12,450,000	12,479,189
6.2% 7/15/30	10,663,000	11,158,947
		23,638,136
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28 (b)	8,829,000	7,838,526
2.45% 2/15/31 (b)	75,132,000	62,766,216
2.6% 2/15/33 (b)	75,132,000	60,388,597
3.5% 2/15/41 (b)	60,671,000	46,395,874
		177,389,213
Software - 0.4%
Oracle Corp.:
1.65% 3/25/26	35,590,000	33,054,522
2.3% 3/25/28	56,229,000	50,389,987
2.875% 3/25/31	59,040,000	50,917,560
3.6% 4/1/40	31,590,000	24,388,380
		158,750,449
TOTAL INFORMATION TECHNOLOGY		359,777,798
MATERIALS - 0.1%
Chemicals - 0.1%
Celanese U.S. Holdings LLC:
6.35% 11/15/28	17,220,000	17,709,990
6.55% 11/15/30	17,466,000	18,159,075
6.7% 11/15/33	10,208,000	10,723,355
		46,592,420
REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	22,618,000	22,021,687
American Homes 4 Rent LP:
2.375% 7/15/31	4,099,000	3,299,839
3.625% 4/15/32	15,949,000	13,916,119
Boston Properties, Inc.:
3.25% 1/30/31	20,338,000	17,136,664
4.5% 12/1/28	20,395,000	19,268,815
6.75% 12/1/27	23,825,000	24,602,134
Corporate Office Properties LP:
2.25% 3/15/26	8,922,000	8,343,705
2.75% 4/15/31	6,692,000	5,401,424
Healthcare Realty Holdings LP:
3.1% 2/15/30	7,500,000	6,455,344
3.5% 8/1/26	7,811,000	7,429,449
Healthpeak OP, LLC:
3.25% 7/15/26	3,144,000	3,003,477
3.5% 7/15/29	3,594,000	3,282,119
Hudson Pacific Properties LP 4.65% 4/1/29	42,373,000	35,290,234
Invitation Homes Operating Partnership LP 4.15% 4/15/32	23,566,000	21,258,545
Kite Realty Group LP 5.5% 3/1/34	5,710,000	5,579,599
Kite Realty Group Trust:
4% 3/15/25	32,398,000	31,700,109
4.75% 9/15/30	50,933,000	48,053,748
LXP Industrial Trust (REIT):
2.7% 9/15/30	9,405,000	7,754,415
4.4% 6/15/24	8,452,000	8,391,315
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	34,179,000	27,205,740
3.625% 10/1/29	33,134,000	29,099,871
4.5% 1/15/25	14,849,000	14,693,974
4.5% 4/1/27	74,033,000	71,193,080
4.75% 1/15/28	36,570,000	35,082,739
4.95% 4/1/24	7,995,000	7,984,994
5.25% 1/15/26	31,863,000	31,578,379
Piedmont Operating Partnership LP 2.75% 4/1/32	7,712,000	5,457,114
Prologis LP 3.25% 6/30/26	318,000	305,457
Realty Income Corp.:
2.2% 6/15/28	4,085,000	3,625,851
2.85% 12/15/32	5,025,000	4,140,618
3.25% 1/15/31	5,362,000	4,749,732
3.4% 1/15/28	8,338,000	7,818,487
Retail Opportunity Investments Partnership LP 4% 12/15/24	5,977,000	5,879,771
Simon Property Group LP:
2.45% 9/13/29	8,537,000	7,445,124
3.375% 12/1/27	17,457,000	16,465,914
SITE Centers Corp.:
3.625% 2/1/25	13,207,000	12,993,042
4.25% 2/1/26	16,356,000	15,962,332
Store Capital LLC:
2.75% 11/18/30	10,084,000	7,953,119
4.625% 3/15/29	9,743,000	9,090,868
Sun Communities Operating LP:
2.3% 11/1/28	8,675,000	7,528,830
2.7% 7/15/31	23,304,000	19,006,386
Ventas Realty LP:
3% 1/15/30	43,597,000	38,057,032
3.5% 2/1/25	8,762,000	8,585,189
4% 3/1/28	12,591,000	11,981,780
4.125% 1/15/26	8,982,000	8,740,592
4.75% 11/15/30	53,358,000	50,986,367
VICI Properties LP:
4.375% 5/15/25	4,156,000	4,081,683
4.75% 2/15/28	32,852,000	31,814,140
4.95% 2/15/30	42,556,000	40,514,030
5.125% 5/15/32	10,727,000	10,065,822
Vornado Realty LP 2.15% 6/1/26	10,254,000	9,201,759
WP Carey, Inc.:
3.85% 7/15/29	7,008,000	6,478,709
4.6% 4/1/24	2,875,000	2,870,517
		860,827,783
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 11/15/27	24,749,000	21,750,523
4.1% 10/1/24	30,631,000	30,284,622
4.55% 10/1/29	31,499,000	26,277,871
7.8% 3/15/28	32,475,000	32,168,936
CBRE Group, Inc.:
2.5% 4/1/31	30,503,000	25,107,236
4.875% 3/1/26	4,233,000	4,185,805
Essex Portfolio LP 3.875% 5/1/24	1,038,000	1,033,804
Tanger Properties LP:
2.75% 9/1/31	23,464,000	18,931,469
3.125% 9/1/26	16,163,000	15,085,724
3.875% 7/15/27	8,715,000	7,998,686
		182,824,676
TOTAL REAL ESTATE		1,043,652,459
UTILITIES - 1.1%
Electric Utilities - 0.4%
Alabama Power Co. 3.05% 3/15/32	33,143,000	28,696,085
Cleco Corporate Holdings LLC 3.375% 9/15/29	19,437,000	16,770,850
Duke Energy Corp. 2.45% 6/1/30	14,856,000	12,703,256
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	7,078,000	5,843,907
2.775% 1/7/32 (b)	24,917,000	20,202,463
Entergy Corp. 2.8% 6/15/30	15,246,000	13,184,414
Exelon Corp.:
3.35% 3/15/32	8,906,000	7,764,043
4.05% 4/15/30	9,268,000	8,692,167
IPALCO Enterprises, Inc. 3.7% 9/1/24	11,464,000	11,327,168
		125,184,353
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	5,071,082	5,223,215
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP 3.55% 6/15/26	9,377,000	8,992,563
The AES Corp.:
2.45% 1/15/31	9,656,000	7,876,703
3.3% 7/15/25 (b)	45,861,000	44,219,713
3.95% 7/15/30 (b)	66,879,000	60,762,095
		121,851,074
Multi-Utilities - 0.4%
NiSource, Inc.:
2.95% 9/1/29	47,860,000	43,009,393
3.6% 5/1/30	21,965,000	20,099,886
5.8% 2/1/42	11,523,000	10,886,315
5.95% 6/15/41	17,565,000	17,763,080
Puget Energy, Inc.:
4.1% 6/15/30	17,963,000	16,262,280
4.224% 3/15/32	30,357,000	27,158,165
Sempra 6% 10/15/39	1,481,000	1,497,511
WEC Energy Group, Inc. CME Term SOFR 3 Month Index + 2.110% 7.6811% 5/15/67 (c)(d)	14,096,000	13,426,098
		150,102,728
TOTAL UTILITIES		402,361,370
TOTAL NONCONVERTIBLE BONDS (Cost $10,436,717,268)		9,590,691,243

U.S. Treasury Obligations - 38.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	238,590,000	158,895,347
1.875% 11/15/51	440,986,000	262,731,190
2% 11/15/41	311,610,000	215,741,236
2% 8/15/51	517,650,000	318,779,383
2.25% 2/15/52	336,840,000	220,340,726
2.875% 5/15/52	83,620,000	62,963,247
3% 2/15/47	647,997,000	506,222,345
3.25% 5/15/42	163,800,000	137,745,563
3.625% 2/15/53	200,000,000	174,859,376
3.625% 5/15/53	150,000,000	131,238,282
4.125% 8/15/53	856,448,000	819,915,140
4.375% 8/15/43	21,364,000	20,916,691
4.75% 11/15/53	100,000,000	106,390,625
U.S. Treasury Notes:
1.125% 8/31/28	150,720,000	131,326,574
1.25% 5/31/28	1,004,352,000	885,987,550
2.5% 3/31/27	213,000,000	201,401,485
2.625% 7/31/29	135,000,000	124,331,836
2.75% 8/15/32	545,773,000	487,251,639
2.875% 5/15/32	655,926,000	592,844,363
3.125% 8/31/29	250,000,000	235,937,500
3.375% 5/15/33	1,000,000	932,891
3.5% 2/15/33	609,000,000	574,482,069
3.625% 3/31/28	59,400,000	57,847,711
3.625% 5/31/28 (e)	92,000,000	89,559,844
3.875% 11/30/29	375,000,000	367,309,571
3.875% 8/15/33	282,336,000	273,910,035
4% 2/15/26	15,890,000	15,700,686
4% 2/15/27	42,930,000	42,577,840
4% 2/29/28	25,600,000	25,285,000
4% 6/30/28	500,000,000	493,964,845
4% 10/31/29	1,270,000,000	1,251,892,553
4% 2/28/30	12,900,000	12,705,996
4% 7/31/30 (f)	500,000,000	492,109,375
4% 2/15/34	375,000,000	367,675,781
4.125% 7/31/28	450,000,000	446,853,515
4.125% 11/15/32	950,000,000	939,943,357
4.25% 2/28/31	250,000,000	249,687,500
4.375% 10/31/24	32,900,000	32,714,938
4.375% 12/15/26	37,970,000	37,892,873
4.375% 11/30/30	580,000,000	583,081,250
4.5% 11/15/33	450,000,000	458,507,813
4.625% 3/15/26	79,510,000	79,513,106
4.875% 10/31/28	274,364,000	281,073,056
4.875% 10/31/30	475,000,000	491,031,250
TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,952,931,332)		13,462,072,953

U.S. Government Agency - Mortgage Securities - 30.3%
	Principal Amount (a)	Value ($)
Fannie Mae - 8.2%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.360% 5.615% 10/1/35 (c)(d)	23,701	23,984
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.440% 3.945% 4/1/37 (c)(d)	42,424	42,971
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 6.085% 1/1/35 (c)(d)	13,386	13,560
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.470% 5.058% 10/1/33 (c)(d)	9,184	9,263
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 5.73% 7/1/34 (c)(d)	9,309	9,464
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.755% 1/1/35 (c)(d)	62,529	63,080
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.510% 7.316% 2/1/33 (c)(d)	6,378	6,434
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.461% 12/1/34 (c)(d)	18,849	19,006
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.484% 3/1/36 (c)(d)	2,558	2,595
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.785% 3/1/35 (c)(d)	15,197	15,336
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (c)(d)	26,763	27,332
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.308% 10/1/33 (c)(d)	10,054	10,154
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 4.065% 3/1/37 (c)(d)	45,122	45,795
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.359% 7/1/35 (c)(d)	12,198	12,347
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.620% 5.608% 3/1/33 (c)(d)	35,794	36,297
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.630% 5.815% 9/1/36 (c)(d)	22,278	22,693
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.422% 11/1/36 (c)(d)	58,652	59,790
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.864% 5/1/35 (c)(d)	74,049	75,399
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.895% 6/1/47 (c)(d)	64,055	65,685
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.680% 5.741% 7/1/43 (c)(d)	45,255	46,229
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 5.144% 6/1/42 (c)(d)	296,871	305,406
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.710% 5.857% 8/1/35 (c)(d)	5,452	5,560
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 5.842% 3/1/40 (c)(d)	79,784	81,432
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.740% 5.519% 5/1/36 (c)(d)	59,806	61,324
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 5.649% 7/1/35 (c)(d)	34,580	35,202
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 8/1/41 (c)(d)	129,756	132,849
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.05% 7/1/41 (c)(d)	126,859	130,158
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.051% 12/1/40 (c)(d)	2,401,492	2,458,154
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.055% 1/1/42 (c)(d)	175,526	179,071
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 4.519% 2/1/42 (c)(d)	112,814	115,197
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.05% 7/1/41 (c)(d)	224,106	230,249
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.06% 12/1/39 (c)(d)	26,276	26,829
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.068% 9/1/41 (c)(d)	114,674	117,520
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 4.757% 2/1/35 (c)(d)	7,947	8,088
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 6.08% 10/1/41 (c)(d)	95,569	95,599
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 5.623% 9/1/36 (c)(d)	42,399	43,568
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 5.771% 7/1/37 (c)(d)	47,493	48,859
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 5.418% 9/1/35 (c)(d)	11,034	11,259
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (c)(d)	30,052	30,546
U.S. TREASURY 1 YEAR INDEX + 2.270% 6.395% 6/1/36 (c)(d)	62,177	62,920
U.S. TREASURY 1 YEAR INDEX + 2.280% 5.612% 12/1/33 (c)(d)	199,572	202,617
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.404% 10/1/33 (c)(d)	52,168	52,752
U.S. TREASURY 1 YEAR INDEX + 2.420% 6.047% 5/1/35 (c)(d)	10,309	10,467
U.S. TREASURY 1 YEAR INDEX + 2.460% 5.988% 7/1/34 (c)(d)	69,291	70,344
1.5% 11/1/35 to 4/1/52 (g)	247,739,506	196,986,714
2% 2/1/28 to 10/1/52	734,590,398	608,804,641
2.5% 1/1/28 to 7/1/52 (g)	887,746,053	757,955,311
3% 4/1/29 to 12/1/53	420,919,682	372,402,737
3.4% 7/1/42 to 9/1/42	61,724	56,156
3.5% 8/1/34 to 4/1/52	239,206,603	218,154,091
3.5% 12/1/46	4,723,904	4,343,332
3.65% 5/1/42 to 8/1/42	19,705	18,214
3.9% 4/1/42	5,349	5,023
4% 3/1/36 to 8/1/52	118,084,093	111,244,149
4.25% 11/1/41	10,200	9,796
4.5% to 4.5% 6/1/24 to 1/1/53 (f)	156,985,784	151,268,952
5% 9/1/25 to 11/1/53	175,611,660	171,501,859
5.29% 8/1/41 (c)	1,301,011	1,288,093
5.5% 9/1/52 to 8/1/53 (h)	173,583,553	173,224,237
6% to 6% 9/1/29 to 9/1/53	73,058,797	73,992,081
6% 11/1/53	24,508,205	24,683,781
6.5% 1/1/26 to 11/1/53	48,498,594	50,089,883
6.705% 2/1/39 (c)	502,946	510,350
7% to 7% 3/1/24 to 7/1/37	555,366	573,365
7.5% to 7.5% 11/1/24 to 9/1/32	268,311	275,111
8% 3/1/37	24,506	25,841
8.5% 9/1/25	63	64
9% 10/1/30	5,278	5,607
TOTAL FANNIE MAE		2,922,542,772
Freddie Mac - 6.3%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.120% 5.029% 8/1/37 (c)(d)	60,826	60,615
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.320% 5.575% 1/1/36 (c)(d)	29,772	29,852
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 5.625% 3/1/36 (c)(d)	153,677	154,741
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.824% 3/1/36 (c)(d)	99,168	100,109
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.650% 7.446% 4/1/35 (c)(d)	42,607	43,028
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 12/1/40 (c)(d)	996,278	1,011,117
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 7/1/41 (c)(d)	210,216	214,496
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 9/1/41 (c)(d)	392,229	399,346
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 5.239% 4/1/36 (c)(d)	63,355	64,989
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.255% 4/1/41 (c)(d)	45,061	46,191
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.489% 10/1/36 (c)(d)	153,171	155,377
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 9/1/41 (c)(d)	152,730	156,037
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.900% 6.008% 10/1/42 (c)(d)	141,985	144,466
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.213% 5/1/41 (c)(d)	323,497	332,565
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.568% 5/1/41 (c)(d)	370,915	380,966
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.699% 6/1/41 (c)(d)	312,843	321,409
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.16% 6/1/41 (c)(d)	112,893	115,705
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 5.711% 6/1/33 (c)(d)	5,346	5,463
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.990% 6% 10/1/35 (c)(d)	74,352	75,296
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 4.936% 4/1/38 (c)(d)	52,408	53,866
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 7.885% 6/1/37 (c)(d)	53,904	54,956
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (c)(d)	1,726	1,747
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 6.256% 7/1/36 (c)(d)	66,403	68,016
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.160% 6.41% 11/1/35 (c)(d)	8,788	8,967
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.200% 6.45% 12/1/36 (c)(d)	80,480	82,389
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.680% 8.249% 10/1/35 (c)(d)	19,151	19,680
U.S. TREASURY 1 YEAR INDEX + 2.030% 5.183% 6/1/33 (c)(d)	101,729	102,433
U.S. TREASURY 1 YEAR INDEX + 2.240% 6.372% 1/1/35 (c)(d)	2,650	2,667
U.S. TREASURY 1 YEAR INDEX + 2.260% 5.231% 6/1/33 (c)(d)	193,273	195,404
U.S. TREASURY 1 YEAR INDEX + 2.430% 6.385% 3/1/35 (c)(d)	354,860	358,771
1.5% 7/1/35 to 8/1/51	195,574,511	154,697,843
2% 6/1/35 to 8/1/52	590,918,878	485,558,572
2.5% 1/1/28 to 7/1/52	554,322,116	472,456,795
3% 12/1/30 to 5/1/52	270,229,842	236,497,818
3.5% 1/1/32 to 4/1/52 (h)	284,035,107	258,494,248
3.5% 7/1/42	1,241,544	1,143,477
3.5% 7/1/42	550,347	507,289
3.5% 9/1/42	1,612,340	1,483,955
3.5% 11/1/42	488,505	449,171
4% 1/1/36 to 10/1/52	176,426,840	166,186,249
4% 4/1/48	49,905	46,823
4.5% 6/1/25 to 3/1/53	52,486,323	50,883,924
5% 7/1/33 to 8/1/53	92,694,467	91,183,861
5.5% 9/1/52 to 3/1/54 (g)	162,985,515	162,969,763
5.5% 1/1/54	3,466,366	3,432,286
5.5% 2/1/54	1,391,024	1,377,348
5.5% 3/1/54	4,802,089	4,754,877
6% 7/1/28 to 11/1/53	61,634,003	62,541,580
6.5% 5/1/24 to 1/1/54 (g)	73,533,307	75,742,007
7% 3/1/26 to 9/1/36	621,280	643,016
7.5% 1/1/27 to 7/1/34	53,262	55,702
8% 7/1/24 to 4/1/32	14,729	15,188
8.5% 1/1/25 to 1/1/28	10,371	10,612
TOTAL FREDDIE MAC		2,235,893,068
Ginnie Mae - 8.0%
3.5% 10/20/40 to 12/20/49	65,391,992	60,188,270
4% 7/20/33 to 5/20/49	78,924,633	74,886,785
4.5% 6/20/33 to 5/20/42	28,860,758	28,153,531
5.5% 6/15/33 to 9/15/39	1,147,102	1,166,967
6% to 6% 10/15/30 to 5/15/40	2,211,564	2,278,607
7% to 7% 8/15/25 to 11/15/32	1,065,652	1,096,623
7.5% to 7.5% 6/15/24 to 9/15/31	132,220	134,554
8% 4/15/24 to 11/15/29	19,379	19,760
8.5% to 8.5% 11/15/27 to 1/15/31	13,041	13,661
2% 10/20/50 to 6/20/52	262,658,345	213,866,910
2% 3/1/54 (i)	39,750,000	32,348,789
2% 3/1/54 (i)	34,550,000	28,116,997
2% 3/1/54 (i)	95,850,000	78,003,305
2% 3/1/54 (i)	65,100,000	52,978,771
2% 3/1/54 (i)	49,050,000	39,917,184
2% 3/1/54 (i)	15,750,000	12,817,445
2% 3/1/54 (i)	35,075,000	28,544,245
2% 3/1/54 (i)	24,700,000	20,101,008
2% 3/1/54 (i)	46,350,000	37,719,908
2% 3/1/54 (i)	33,200,000	27,018,359
2% 3/1/54 (i)	45,200,000	36,784,031
2% 3/1/54 (i)	25,950,000	21,118,266
2% 4/1/54 (i)	160,050,000	130,337,166
2% 4/1/54 (i)	124,250,000	101,183,335
2% 4/1/54 (i)	12,400,000	10,097,975
2% 4/1/54 (i)	7,100,000	5,781,905
2% 4/1/54 (i)	63,525,000	51,731,762
2% 4/1/54 (i)	64,250,000	52,322,167
2% 4/1/54 (i)	128,550,000	104,685,052
2% 4/1/54 (i)	4,825,000	3,929,252
2.5% 6/20/51 to 1/20/52	234,744,123	196,973,744
2.5% 3/1/54 (i)	76,050,000	64,350,613
2.5% 3/1/54 (i)	114,800,000	97,139,386
2.5% 3/1/54 (i)	66,175,000	55,994,764
2.5% 4/1/54 (i)	3,975,000	3,366,288
3% 4/15/42 to 2/20/50	26,869,282	23,965,381
3% 3/1/54 (i)	74,500,000	65,332,745
3% 3/1/54 (i)	34,150,000	29,947,829
3% 3/1/54 (i)	137,450,000	120,536,723
3% 3/1/54 (i)	40,775,000	35,757,620
3% 4/1/54 (i)	136,700,000	119,964,448
3% 4/1/54 (i)	33,350,000	29,267,113
3.5% 3/1/54 (i)	34,850,000	31,519,570
3.5% 3/1/54 (i)	63,550,000	57,476,863
5% 12/15/32 to 4/20/48	14,614,266	14,574,182
5% 3/1/54 (i)	94,900,000	92,692,123
5.5% 3/1/54 (i)	30,700,000	30,503,545
5.5% 3/1/54 (i)	19,600,000	19,474,576
6% 3/1/54 (i)	12,200,000	12,262,710
6% 3/1/54 (i)	44,300,000	44,527,711
6% 3/1/54 (i)	27,300,000	27,440,327
6% 3/1/54 (i)	20,800,000	20,906,916
6.5% 3/20/31 to 6/15/37	305,964	316,056
6.5% 3/1/54 (i)	50,300,000	50,987,697
6.5% 3/1/54 (i)	32,400,000	32,842,970
6.5% 3/1/54 (i)	18,300,000	18,550,196
6.5% 3/1/54 (i)	26,200,000	26,558,204
6.5% 3/1/54 (i)	56,000,000	56,765,626
6.5% 3/1/54 (i)	53,650,000	54,383,497
6.5% 4/1/54 (i)	67,600,000	68,476,691
6.5% 4/1/54 (i)	67,500,000	68,375,394
TOTAL GINNIE MAE		2,828,574,098
Uniform Mortgage Backed Securities - 7.8%
2% 3/1/54 (i)	17,300,000	13,598,679
2% 3/1/54 (i)	7,150,000	5,620,263
2% 3/1/54 (i)	7,300,000	5,738,171
2% 3/1/54 (i)	186,700,000	146,755,684
2% 3/1/54 (i)	127,800,000	100,457,292
2% 3/1/54 (i)	191,700,000	150,685,938
2% 3/1/54 (i)	97,375,000	76,541,697
2% 3/1/54 (i)	99,925,000	78,546,126
2% 4/1/54 (i)	52,450,000	41,281,633
2% 4/1/54 (i)	65,950,000	51,907,029
2% 4/1/54 (i)	32,800,000	25,815,778
2% 4/1/54 (i)	117,800,000	92,716,422
2% 4/1/54 (i)	26,150,000	20,581,786
2% 4/1/54 (i)	264,100,000	207,864,236
2.5% 3/1/54 (i)	3,000,000	2,464,688
2.5% 3/1/54 (i)	3,950,000	3,245,172
2.5% 3/1/54 (i)	2,075,000	1,704,742
2.5% 3/1/54 (i)	2,450,000	2,012,828
2.5% 3/1/54 (i)	4,300,000	3,532,719
2.5% 3/1/54 (i)	1,900,000	1,560,969
2.5% 3/1/54 (i)	6,050,000	4,970,453
2.5% 3/1/54 (i)	3,000,000	2,464,688
2.5% 4/1/54 (i)	10,400,000	8,554,812
3% 3/1/54 (i)	84,000,000	71,865,940
3% 3/1/54 (i)	22,600,000	19,335,360
3% 3/1/54 (i)	41,900,000	35,847,415
3% 3/1/54 (i)	10,600,000	9,068,797
3% 3/1/54 (i)	159,950,000	136,844,727
3% 3/1/54 (i)	44,325,000	37,922,116
3% 3/1/54 (i)	55,550,000	47,525,630
3% 3/1/54 (i)	83,300,000	71,267,057
3% 3/1/54 (i)	45,050,000	38,542,388
3% 3/1/54 (i)	33,650,000	28,789,153
3% 3/1/54 (i)	33,075,000	28,297,214
3% 4/1/54 (i)	220,250,000	188,640,689
3.5% 3/1/54 (i)	15,800,000	14,055,211
3.5% 3/1/54 (i)	36,425,000	32,402,598
4% 3/1/54 (i)	68,450,000	62,992,714
5% 3/1/54 (i)	47,100,000	45,679,643
5% 3/1/54 (i)	28,400,000	27,543,564
5% 3/1/54 (i)	25,700,000	24,924,986
5.5% 3/1/54 (i)	43,200,000	42,737,626
5.5% 3/1/54 (i)	17,800,000	17,609,485
5.5% 3/1/54 (i)	34,500,000	34,130,743
6% 3/1/54 (i)	14,500,000	14,563,438
6% 3/1/54 (i)	15,000,000	15,065,625
6% 3/1/54 (i)	14,700,000	14,764,313
6% 3/1/54 (i)	48,400,000	48,611,750
6% 3/1/54 (i)	51,000,000	51,223,125
6% 3/1/54 (i)	57,100,000	57,349,813
6% 3/1/54 (i)	19,700,000	19,786,188
6% 3/1/54 (i)	35,200,000	35,354,000
6% 3/1/54 (i)	35,200,000	35,354,000
6% 3/1/54 (i)	74,750,000	75,077,031
6% 3/1/54 (i)	30,800,000	30,934,750
6% 3/1/54 (i)	35,650,000	35,805,969
6.5% 3/1/54 (i)	34,500,000	35,103,750
6.5% 3/1/54 (i)	10,000,000	10,175,000
6.5% 3/1/54 (i)	15,000,000	15,262,500
6.5% 3/1/54 (i)	40,900,000	41,615,750
6.5% 3/1/54 (i)	67,900,000	69,088,250
6.5% 3/1/54 (i)	35,125,000	35,739,688
6.5% 3/1/54 (i)	35,775,000	36,401,063
6.5% 3/1/54 (i)	22,450,000	22,842,875
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,764,763,739
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $11,273,748,288)		10,751,773,677

Asset-Backed Securities - 7.7%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	11,622,811	8,194,114
Series 2019-1 Class A, 3.844% 5/15/39 (b)	3,542,042	2,833,764
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	21,967,125	19,826,340
Class B, 4.458% 10/16/39 (b)	5,909,968	2,748,570
Series 2021-1A Class A, 2.95% 11/16/41 (b)	24,614,274	22,220,868
Series 2021-2A Class A, 2.798% 1/15/47 (b)	47,490,179	41,320,255
Aimco Series 2018-BA Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6756% 1/15/32 (b)(c)(d)	8,704,000	8,715,663
AIMCO CLO Ltd. Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7081% 10/17/34 (b)(c)(d)	21,227,000	21,253,279
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5694% 4/20/34 (b)(c)(d)	56,239,000	56,238,719
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8178% 7/20/35 (b)(c)(d)	28,071,000	28,109,850
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7194% 7/20/34 (b)(c)(d)	27,167,000	27,166,375
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	10,070,000	10,050,204
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	7,320,356	6,540,042
Class B, 4.335% 1/16/40 (b)	1,551,112	868,808
Ares CLO Series 2019-54A Class A, CME Term SOFR 3 Month Index + 1.580% 6.8956% 10/15/32 (b)(c)(d)	31,563,000	31,607,977
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.6163% 4/25/34 (b)(c)(d)	18,644,000	18,601,548
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7056% 7/15/34 (b)(c)(d)	34,311,000	34,338,071
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.644% 1/15/35 (b)(c)(d)	42,880,000	42,812,035
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.6456% 4/15/34 (b)(c)(d)	37,984,000	37,959,158
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, CME Term SOFR 3 Month Index + 1.510% 6.8281% 4/17/33 (b)(c)(d)	12,146,000	12,153,069
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 10/15/36 (b)(c)(d)	21,905,000	21,904,912
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/28	31,800,000	31,685,421
Barings CLO Ltd.:
Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.280% 6.6063% 4/25/34 (b)(c)(d)	40,974,000	41,001,903
Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.7994% 1/20/32 (b)(c)(d)	36,000,000	36,050,436
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, CME Term SOFR 1 Month Index + 1.230% 6.5604% 2/25/35 (c)(d)	239,916	237,499
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7056% 1/15/35 (b)(c)(d)	33,084,000	33,121,120
Blackbird Capital Aircraft:
Series 2016-1A Class A, 4.213% 12/16/41 (b)	22,107,835	21,610,408
Series 2021-1A Class A, 2.443% 7/15/46 (b)	37,692,329	33,170,381
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.5656% 4/15/29 (b)(c)(d)	24,536,016	24,541,635
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	7,436,000	6,938,546
Series 2022-A3 Class A, 4.95% 10/15/27	9,000,000	8,976,271
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	15,337,000	15,613,561
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	20,559,924	18,505,052
Class B, 5.095% 4/15/39 (b)	11,988,233	7,913,716
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	9,933,725	9,056,288
Series 2021-1A Class A, 3.474% 1/15/46 (b)	4,973,091	4,674,650
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6794% 10/20/32 (b)(c)(d)	26,444,000	26,457,010
Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7163% 10/25/34 (b)(c)(d)	19,756,000	19,773,721
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.6378% 4/20/35 (b)(c)(d)	39,364,000	39,299,522
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.6294% 4/20/34 (b)(c)(d)	32,995,000	32,973,223
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	9,613,038	9,391,586
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/35 (b)	10,406,878	10,468,454
Columbia Cent CLO 29 Ltd./Columbia Cent CLO 29 Corp. Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.7494% 10/20/34 (b)(c)(d)	32,158,000	32,123,012
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.7794% 4/20/34 (b)(c)(d)	35,800,000	35,820,155
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, CME Term SOFR 3 Month Index + 1.570% 6.8894% 1/20/34 (b)(c)(d)	47,700,000	47,707,823
Daimler Trucks Retail Trust 20 Series 2023-1 Class A2, 6.03% 9/15/25	36,378,000	36,416,000
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	29,818,680	28,396,502
Series 2019-1A Class A23, 4.352% 5/20/49 (b)	2,707,425	2,568,314
Discover Card Execution Note Trust:
Series 2022-A4, Class A, 5.03% 10/15/27	6,607,000	6,598,649
Series 2023 A1 Class A, 4.31% 3/15/28	8,200,000	8,090,779
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	8,845,498	8,865,939
Class A3, 5.64% 2/22/28 (b)	6,812,000	6,882,652
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.6178% 4/20/35 (b)(c)(d)	22,130,000	22,153,878
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7294% 10/20/34 (b)(c)(d)	21,386,000	21,387,711
Series 2021-83A Class A, CME Term SOFR 3 Month Index + 1.480% 6.7795% 1/18/32 (b)(c)(d)	25,810,000	25,814,852
Dryden Senior Loan Fund:
Series 2018-70X Class A1, CME Term SOFR 3 Month Index + 1.430% 6.7456% 1/16/32 (c)(d)	346,000	346,450
Series 2020-78A Class A, CME Term SOFR 3 Month Index + 1.440% 6.7581% 4/17/33 (b)(c)(d)	23,800,000	23,811,971
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 10/15/35 (b)(c)(d)	29,140,000	29,183,856
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7107% 2/20/35 (b)(c)(d)	16,803,000	16,803,017
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6756% 4/15/31 (b)(c)(d)	14,552,000	14,557,719
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 1/15/35 (b)(c)(d)	37,869,000	37,916,298
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.8256% 1/15/34 (b)(c)(d)	7,800,000	7,811,926
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	24,412,000	24,782,408
Flatiron CLO Ltd. Series 2021-1A:
Class A1, CME Term SOFR 3 Month Index + 1.370% 6.6812% 7/19/34 (b)(c)(d)	24,705,000	24,730,421
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6673% 11/16/34 (b)(c)(d)	32,500,000	32,543,713
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, CME Term SOFR 3 Month Index + 1.560% 6.8807% 11/20/33 (b)(c)(d)	43,083,000	43,182,651
Ford Credit Auto Owner Trust:
Series 2018-1 Class A, 3.19% 7/15/31 (b)	7,300,000	7,158,276
Series 2020-2 Class A, 1.06% 4/15/33 (b)	9,900,000	9,247,409
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (b)	52,066,000	51,833,609
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	6,477,801	6,472,340
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	7,077,000	7,090,982
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	14,844,000	14,790,378
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	10,795,724	9,446,129
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	10,844,414	9,701,146
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7094% 10/22/34 (b)(c)(d)	22,628,000	22,631,145
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.6465% 4/15/35 (b)(c)(d)	30,000,000	29,950,440
Lucali CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.470% 6.7856% 1/15/33 (b)(c)(d)	16,500,000	16,512,573
Madison Park Funding Series 2024-19A Class AR3, CME Term SOFR 3 Month Index + 1.600% 6.9178% 1/22/37 (b)(c)(d)	17,772,000	17,879,769
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7112% 4/19/34 (b)(c)(d)	38,620,000	38,679,591
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6794% 1/22/35 (b)(c)(d)	36,551,000	36,522,783
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.6956% 7/15/34 (b)(c)(d)	24,703,000	24,704,482
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, CME Term SOFR 3 Month Index + 1.460% 6.7794% 1/22/31 (b)(c)(d)	10,024,000	10,023,609
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.7194% 10/20/34 (b)(c)(d)	7,927,000	7,929,957
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7163% 10/25/34 (b)(c)(d)	39,908,000	39,914,066
Magnetite XXI Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.5994% 4/20/34 (b)(c)(d)	31,864,000	31,899,879
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7163% 1/25/35 (b)(c)(d)	26,894,000	26,893,919
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5656% 1/15/34 (b)(c)(d)	33,150,000	33,151,658
Marlette Funding Trust 2023-3 Series 2023-3A Class A, 6.49% 9/15/33 (b)	10,445,995	10,461,144
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6494% 10/20/30 (b)(c)(d)	31,256,215	31,303,349
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.6804% 1/25/36 (c)(d)	204,621	201,195
Peace Park CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7094% 10/20/34 (b)(c)(d)	13,185,000	13,185,211
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	27,225,600	24,631,433
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	26,065,725	24,270,928
Class A2II, 4.008% 12/5/51 (b)	23,292,128	20,447,185
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	19,844,760	17,092,689
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/53 (b)	8,806,306	8,415,810
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.6994% 4/20/34 (b)(c)(d)	46,460,000	46,482,812
RR Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.6565% 1/15/37 (b)(c)(d)	42,692,000	42,691,274
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	21,827,006	19,307,078
Class B, 4.335% 3/15/40 (b)	2,385,644	1,802,640
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	34,963,000	34,174,756
1.884% 7/15/50 (b)	12,544,000	11,690,688
2.328% 7/15/52 (b)	9,591,000	8,401,759
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	9,677,427	9,692,360
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.6358% 4/23/35 (b)(c)(d)	44,162,000	44,198,036
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6356% 7/15/32 (b)(c)(d)	4,219,000	4,221,793
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, CME Term SOFR 3 Month Index + 1.240% 6.5512% 4/19/34 (b)(c)(d)	41,341,000	41,365,846
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6594% 4/20/33 (b)(c)(d)	36,991,000	37,034,797
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.2954% 9/25/34 (c)(d)	82,001	81,682
Tesla Auto Lease Trust 2023-B Series 2023-B:
Class A2, 6.02% 9/22/25 (b)	29,091,000	29,156,952
Class A3, 6.13% 9/21/26 (b)	20,000,000	20,203,572
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	16,431,000	16,524,892
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	24,492,734	21,431,632
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	33,277,965	28,371,129
Towd Point Mortgage Trust Series 2018-1 Class A1, 3% 1/25/58 (b)	1,386,500	1,347,757
Toyota Lease Owner Trust:
Series 2023 A:
Class A2, 5.3% 8/20/25 (b)	10,602,799	10,589,350
Class A3, 4.93% 4/20/26 (b)	16,605,000	16,534,545
Series 2024-A Class A3, 5.25% 4/20/27 (b)	13,200,000	13,196,605
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, CME Term SOFR 3 Month Index + 0.820% 6.1509% 4/6/42 (b)(c)(d)	2,720,000	1,924,784
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	11,300,000	11,176,555
Series 2023 2 Class A, 4.89% 4/13/28	9,100,000	9,051,585
Voya CLO Ltd. Series 2019-2A Class A, CME Term SOFR 3 Month Index + 1.530% 6.8494% 7/20/32 (b)(c)(d)	35,926,000	35,987,433
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7312% 7/19/34 (b)(c)(d)	22,263,000	22,264,558
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7294% 10/20/34 (b)(c)(d)	44,263,000	44,303,589
Voya CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 7/16/34 (b)(c)(d)	22,574,000	22,577,431
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	29,600,000	29,863,952
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (b)	14,897,691	15,488,683
World Omni Auto Receivables Trust:
Series 2023 B:
Class A2A, 5.25% 11/16/26	6,933,675	6,924,217
Class A3, 4.66% 5/15/28	17,581,000	17,411,589
Series 2023-C Class A3, 5.15% 11/15/28	8,696,000	8,701,549
TOTAL ASSET-BACKED SECURITIES (Cost $2,766,707,400)		2,712,041,684

Collateralized Mortgage Obligations - 2.2%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.3%
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	5,619,582	5,473,142
Bravo Residential Funding Trust 2023- sequential payer Series 2023-RPL1 Class A1, 5% 5/25/63 (b)	18,159,862	17,755,562
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	9,616,915	9,489,753
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (b)	8,030,743	7,774,876
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(c)	5,845	5,778
CSMC:
floater Series 2015-1R Class 6A1, CME Term SOFR 1 Month Index + 0.390% 4.1948% 5/27/37 (b)(c)(d)	36,923	35,908
Series 2014-3R:
Class 2A1, CME Term SOFR 1 Month Index + 0.810% 0% 5/27/37 (b)(c)(d)(j)	316,680	32
Class AA1, CME Term SOFR 1 Month Index + 0.390% 4.1948% 5/27/37 (b)(c)(d)	251,292	239,266
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	11,156,085	10,159,117
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	14,434,556	13,424,118
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	4,294,999	3,857,878
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	3,751,325	3,581,653
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (b)	3,705,000	3,517,898
Preston Ridge Partners Mortgage Trust Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	8,931,610	7,972,558
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	6,214,796	6,021,061
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)	4,906,767	4,590,985
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, CME Term SOFR 6 Month Index + 1.300% 6.5595% 7/20/34 (c)(d)	3,656	3,291
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, CME Term SOFR 1 Month Index + 0.750% 6.0754% 9/25/43 (c)(d)	87,431	82,801
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	16,840,286	15,528,123
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 6.1678% 9/25/33 (c)	10,514	10,148
TOTAL PRIVATE SPONSOR		109,523,948
U.S. Government Agency - 1.9%
Fannie Mae:
floater:
Series 2002-18 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2361% 2/25/32 (c)(d)	14,251	14,236
Series 2002-39 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4389% 3/18/32 (c)(d)	26,302	26,420
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4361% 4/25/32 (c)(d)	28,515	28,638
Series 2002-63 Class FN, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4361% 10/25/32 (c)(d)	35,842	35,997
Series 2002-7 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 6.1861% 1/25/32 (c)(d)	13,468	13,437
Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6639% 12/25/33 (c)(k)(l)	544,219	72,335
Series 2006-104 Class GI, 6.560% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2439% 11/25/36 (c)(k)(l)	385,121	34,860
planned amortization class:
Series 1996-28 Class PK, 6.5% 7/25/25	210	210
Series 1999-17 Class PG, 6% 4/25/29	132,257	133,592
Series 1999-32 Class PL, 6% 7/25/29	175,492	176,360
Series 1999-33 Class PK, 6% 7/25/29	126,829	127,411
Series 2001-52 Class YZ, 6.5% 10/25/31	21,629	22,036
Series 2005-102 Class CO 11/25/35 (m)	82,216	69,476
Series 2005-39 Class TE, 5% 5/25/35	20,667	20,526
Series 2005-73 Class SA, 17.500% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.4161% 8/25/35 (c)(d)(l)	17,724	17,716
Series 2005-81 Class PC, 5.5% 9/25/35	265,381	267,104
Series 2006-12 Class BO 10/25/35 (m)	371,281	319,337
Series 2006-15 Class OP 3/25/36 (m)	519,097	430,538
Series 2006-37 Class OW 5/25/36 (m)	51,451	40,105
Series 2006-45 Class OP 6/25/36 (m)	161,572	127,893
Series 2006-62 Class KP 4/25/36 (m)	257,552	209,578
Series 2012-149:
Class DA, 1.75% 1/25/43	2,013,924	1,821,221
Class GA, 1.75% 6/25/42	2,269,666	2,046,609
Series 2021-69 Class JK, 1.5% 10/25/51	4,062,159	3,297,710
Series 2022-2 Class TH, 2.5% 2/25/52	2,447,071	2,165,476
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	23,143	23,376
Series 1999-25 Class Z, 6% 6/25/29	129,967	129,408
Series 2001-20 Class Z, 6% 5/25/31	166,130	167,000
Series 2001-31 Class ZC, 6.5% 7/25/31	78,440	78,833
Series 2002-16 Class ZD, 6.5% 4/25/32	69,442	70,847
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.1139% 11/25/32 (c)(k)(l)	96,499	2,198
Series 2012-67 Class AI, 4.5% 7/25/27 (k)	85,634	1,574
Series 2020-101 Class BA, 1.5% 9/25/45	5,819,948	4,925,595
Series 2020-43 Class MA, 2% 1/25/45	9,736,374	8,688,183
Series 2020-49 Class JA, 2% 8/25/44	2,101,796	1,888,775
Series 2020-80 Class BA, 1.5% 3/25/45	8,096,189	6,902,456
Series 2021-68 Class A, 2% 7/25/49	4,327,723	3,375,743
Series 2021-85 Class L, 2.5% 8/25/48	2,374,022	2,050,404
Series 2021-95:
Class 0, 2.5% 9/25/48	11,413,578	9,880,210
Class BA, 2.5% 6/25/49	17,254,556	14,875,323
Series 2021-96 Class HA, 2.5% 2/25/50	3,789,375	3,253,055
Series 2022-1 Class KA, 3% 5/25/48	3,750,068	3,353,169
Series 2022-11 Class B, 3% 6/25/49	5,037,541	4,561,393
Series 2022-13:
Class HA, 3% 8/25/46	4,214,652	3,859,881
Class JA, 3% 5/25/48	7,689,332	6,893,649
Series 2022-15 Class GC, 3% 1/25/47	6,053,050	5,529,896
Series 2022-17 Class BH, 3% 5/25/47	6,678,207	6,092,933
Series 2022-25 Class AB, 4% 9/25/47	6,621,865	6,274,161
Series 2022-3:
Class D, 2% 2/25/48	17,027,864	14,711,586
Class N, 2% 10/25/47	44,760,685	38,122,653
Series 2022-30 Class E, 4.5% 7/25/48	9,910,365	9,577,589
Series 2022-35 Class CK, 4% 3/25/47	13,686,770	12,858,541
Series 2022-4 Class B, 2.5% 5/25/49	2,783,719	2,401,265
Series 2022-49 Class TC, 4% 12/25/48	3,195,962	3,019,429
Series 2022-5:
Class 0, 2.5% 6/25/48	4,648,613	4,039,087
Class DA, 2.25% 11/25/47	14,415,478	12,486,338
Series 2022-7:
Class A, 3% 5/25/48	5,345,606	4,780,016
Class E, 2.5% 11/25/47	16,785,572	14,737,749
Series 2022-9 Class BA, 3% 5/25/48	5,688,746	5,087,342
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2039% 12/25/36 (c)(k)(l)	265,321	23,818
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0039% 5/25/37 (c)(k)(l)	138,329	14,210
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6639% 3/25/33 (c)(k)(l)	35,001	3,345
Series 2005-72 Class ZC, 5.5% 8/25/35	2,093,921	2,086,807
Series 2005-79 Class ZC, 5.9% 9/25/35	903,963	905,259
Series 2007-57 Class SA, 40.600% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 8.0032% 6/25/37 (c)(d)(l)	120,536	141,738
Series 2007-66:
Class SA, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9832% 7/25/37 (c)(d)(l)	168,208	198,398
Class SB, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9832% 7/25/37 (c)(d)(l)	43,934	47,108
Series 2010-135 Class ZA, 4.5% 12/25/40	1,514,327	1,485,400
Series 2010-139 Class NI, 4.5% 2/25/40 (k)	32,883	97
Series 2010-150 Class ZC, 4.75% 1/25/41	3,463,925	3,382,395
Series 2010-95 Class ZC, 5% 9/25/40	7,290,882	7,214,167
Series 2011-39 Class ZA, 6% 11/25/32	608,586	616,470
Series 2011-4 Class PZ, 5% 2/25/41	1,108,663	1,054,373
Series 2011-67 Class AI, 4% 7/25/26 (k)	32,277	616
Series 2012-100 Class WI, 3% 9/25/27 (k)	1,071,011	36,340
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1139% 6/25/41 (c)(k)(l)	98,139	662
Series 2013-133 Class IB, 3% 4/25/32 (k)	313,606	5,582
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6139% 1/25/44 (c)(k)(l)	448,803	42,594
Series 2013-51 Class GI, 3% 10/25/32 (k)	1,440,742	74,045
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2839% 6/25/35 (c)(k)(l)	732,247	49,883
Series 2015-42 Class IL, 6% 6/25/45 (k)	2,542,166	415,715
Series 2015-70 Class JC, 3% 10/25/45	3,648,071	3,391,053
Series 2017-30 Class AI, 5.5% 5/25/47 (k)	1,515,985	251,535
Series 2020-45 Class JL, 3% 7/25/40	363,408	324,743
Series 2021-59 Class H, 2% 6/25/48	2,435,400	1,950,616
Series 2021-66:
Class DA, 2% 1/25/48	2,641,369	2,125,008
Class DM, 2% 1/25/48	2,807,018	2,255,650
Series 2022-28 Class A, 2.5% 2/25/52	12,415,745	11,412,425
Series 2023-13 Class CK, 1.5% 11/25/50	12,610,544	9,817,726
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (k)	132,235	20,396
Series 343 Class 16, 5.5% 5/25/34 (k)	123,485	19,281
Series 348 Class 14, 6.5% 8/25/34 (c)(k)	86,543	16,224
Series 351:
Class 12, 5.5% 4/25/34 (c)(k)	53,120	8,607
Class 13, 6% 3/25/34 (k)	80,885	14,390
Series 359 Class 19, 6% 7/25/35 (c)(k)	47,382	8,757
Series 384 Class 6, 5% 7/25/37 (k)	529,866	88,317
Freddie Mac:
floater:
Series 2412 Class FK, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2392% 1/15/32 (c)(d)	10,348	10,333
Series 2423 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3392% 3/15/32 (c)(d)	16,320	16,341
Series 2424 Class FM, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4392% 3/15/32 (c)(d)	14,131	14,186
Series 2432:
Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3392% 6/15/31 (c)(d)	24,704	24,734
Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3392% 3/15/32 (c)(d)	8,809	8,820
planned amortization class:
Series 2020-5050 Class KP, 1% 12/25/50	2,694,584	2,170,003
Series 2021-5141 Class JM, 1.5% 4/25/51	2,996,552	2,448,942
Series 2021-5148:
Class AD, 1.5% 10/25/51	4,043,564	3,307,212
Class PC, 1.5% 10/25/51	4,008,195	3,254,751
Series 2095 Class PE, 6% 11/15/28	171,373	172,613
Series 2101 Class PD, 6% 11/15/28	14,750	14,843
Series 2104 Class PG, 6% 12/15/28	3,496	3,522
Series 2121 Class MG, 6% 2/15/29	72,671	73,224
Series 2131 Class BG, 6% 3/15/29	479,553	482,970
Series 2137 Class PG, 6% 3/15/29	77,949	78,342
Series 2154 Class PT, 6% 5/15/29	133,558	134,500
Series 2162 Class PH, 6% 6/15/29	25,618	25,738
Series 2520 Class BE, 6% 11/15/32	273,013	277,754
Series 2693 Class MD, 5.5% 10/15/33	709,133	707,089
Series 2802 Class OB, 6% 5/15/34	187,688	188,987
Series 3002 Class NE, 5% 7/15/35	622,663	618,123
Series 3110 Class OP 9/15/35 (m)	110,433	103,732
Series 3119 Class PO 2/15/36 (m)	608,739	485,386
Series 3121 Class KO 3/15/36 (m)	92,826	76,533
Series 3123 Class LO 3/15/36 (m)	344,831	276,945
Series 3145 Class GO 4/15/36 (m)	362,732	293,627
Series 3189 Class PD, 6% 7/15/36	572,467	585,965
Series 3225 Class EO 10/15/36 (m)	183,907	144,511
Series 3258 Class PM, 5.5% 12/15/36	202,424	204,804
Series 3415 Class PC, 5% 12/15/37	255,885	251,786
Series 3806 Class UP, 4.5% 2/15/41	1,294,731	1,260,373
Series 3832 Class PE, 5% 3/15/41	2,485,264	2,473,298
Series 4135 Class AB, 1.75% 6/15/42	1,736,092	1,563,146
sequential payer:
Series 2020-4993 Class LA, 2% 8/25/44	9,287,667	8,352,019
Series 2020-5018:
Class LC, 3% 10/25/40	2,444,087	2,186,711
Class LY, 3% 10/25/40	1,857,063	1,661,082
Series 2020-5058 Class BE, 3% 11/25/50	8,606,043	7,408,189
Series 2020-5066 Class A, 1.5% 11/25/44	2,716,899	2,303,830
Series 2021-5115 Class A, 2% 3/25/40	2,383,114	2,060,949
Series 2021-5139 Class JC, 2% 8/25/40	2,270,334	1,935,406
Series 2021-5147 Class WN, 2% 1/25/40	2,462,724	2,118,154
Series 2021-5169:
Class BA, 2.5% 5/25/49	15,599,478	13,292,793
Class TP, 2.5% 6/25/49	3,636,727	3,093,032
Series 2021-5175 Class CB, 2.5% 4/25/50	13,637,523	11,710,598
Series 2021-5178:
Class CT, 2% 11/25/40	2,485,696	2,102,508
Class TP, 2.5% 4/25/49	9,024,065	7,686,552
Series 2021-5180 Class KA, 2.5% 10/25/47	2,759,516	2,408,268
Series 2022-5189:
Class DA, 2.5% 5/25/49	2,902,424	2,472,150
Class TP, 2.5% 5/25/49	6,254,512	5,327,203
Series 2022-5190:
Class BA, 2.5% 11/25/47	2,753,667	2,401,648
Class CA, 2.5% 5/25/49	5,244,465	4,465,904
Series 2022-5191 Class CA, 2.5% 4/25/50	3,253,637	2,773,895
Series 2022-5197:
Class A, 2.5% 6/25/49	5,244,476	4,465,902
Class DA, 2.5% 11/25/47	2,090,940	1,825,148
Series 2022-5198 Class BA, 2.5% 11/25/47	9,479,739	8,404,161
Series 2022-5200 Class C, 3% 5/25/48	12,928,176	11,718,620
Series 2022-5202:
Class AG, 3% 1/25/49	2,895,008	2,607,802
Class BC, 3% 5/25/48	11,506,346	10,290,007
Class LB, 2.5% 10/25/47	2,232,214	1,951,248
Class UA, 3% 4/25/50	4,536,543	4,031,880
Series 2022-5210 Class TA, 3.5% 11/25/46	3,894,830	3,588,038
Series 2114 Class ZM, 6% 1/15/29	1,507	1,518
Series 2135 Class JE, 6% 3/15/29	30,753	31,182
Series 2274 Class ZM, 6.5% 1/15/31	51,322	51,584
Series 2281 Class ZB, 6% 3/15/30	92,096	92,747
Series 2303 Class ZV, 6% 4/15/31	53,211	53,552
Series 2357 Class ZB, 6.5% 9/15/31	416,454	422,598
Series 2502 Class ZC, 6% 9/15/32	108,551	110,450
Series 2519 Class ZD, 5.5% 11/15/32	154,630	155,259
Series 2998 Class LY, 5.5% 7/15/25	16,261	16,207
Series 3871 Class KB, 5.5% 6/15/41	2,235,210	2,281,925
Series 4423 Class NJ, 3% 9/15/41	319,188	317,893
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1608% 2/15/36 (c)(k)(l)	197,448	15,895
Series 2013-4281 Class AI, 4% 12/15/28 (k)	104,995	741
Series 2017-4683 Class LM, 3% 5/15/47	3,656,940	3,415,589
Series 2020-5041:
Class LA, 1.5% 11/25/40	22,676,281	18,431,959
Class LB, 3% 11/25/40	4,161,914	3,726,298
Series 2020-5046 Class PT, 1.5% 11/25/40	17,200,770	13,968,485
Series 2021-5083 Class VA, 1% 8/15/38	10,926,581	10,182,279
Series 2021-5176 Class AG, 2% 1/25/47	10,258,873	8,749,966
Series 2021-5182 Class A, 2.5% 10/25/48	17,906,719	15,585,992
Series 2022-5210 Class AB, 3% 1/25/42	6,894,049	6,271,245
Series 2022-5213 Class AH, 2.25% 4/25/37	10,675,831	9,708,618
Series 2022-5236 Class P, 5% 4/25/48	4,416,983	4,364,743
Series 2022-5266 Class CD, 4.5% 10/25/44	10,670,374	10,401,635
Series 2380 Class SY, 8.080% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.7608% 11/15/31 (c)(k)(l)	8,499	288
Series 2587 Class IM, 6.5% 3/15/33 (k)	3,709	605
Series 2933 Class ZM, 5.75% 2/15/35	2,047,619	2,082,705
Series 2935 Class ZK, 5.5% 2/15/35	2,373,724	2,396,537
Series 2947 Class XZ, 6% 3/15/35	1,100,711	1,121,430
Series 2996 Class ZD, 5.5% 6/15/35	1,331,194	1,339,903
Series 3237 Class C, 5.5% 11/15/36	1,795,949	1,794,825
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2208% 11/15/36 (c)(k)(l)	809,451	68,857
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1408% 6/15/37 (c)(k)(l)	531,900	54,196
Series 3949 Class MK, 4.5% 10/15/34	425,741	415,434
Series 4055 Class BI, 3.5% 5/15/31 (k)	189,841	1,844
Series 4149 Class IO, 3% 1/15/33 (k)	772,456	56,969
Series 4314 Class AI, 5% 3/15/34 (k)	50,458	954
Series 4427 Class LI, 3.5% 2/15/34 (k)	1,289,929	64,750
Series 4471 Class PA 4% 12/15/40	1,537,989	1,493,267
target amortization class:
Series 2007-3366 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.6892% 5/15/37 (c)(d)	673,776	656,039
Series 2156 Class TC, 6.25% 5/15/29	36,331	36,348
Freddie Mac Manufactured Housing participation certificates guaranteed:
planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	4,091	4,108
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	54,990	55,237
Series 2056 Class Z, 6% 5/15/28	129,377	130,138
Freddie Mac Multi-family Structured pass-thru certificates:
planned amortization class Series 2021-5165 Class PC, 1.5% 11/25/51	5,146,888	4,217,081
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	3,577,254	3,055,674
Class GC, 2% 11/25/47	2,207,660	1,857,458
Series 2021-5164 Class M, 2.5% 7/25/48	3,649,860	3,118,301
Series 4386 Class AZ, 4.5% 11/15/40	5,348,634	5,130,335
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.2542% 6/16/37 (c)(k)(l)	337,951	30,810
Series 2010-H03 Class FA, CME Term SOFR 1 Month Index + 0.660% 6.0011% 3/20/60 (c)(d)(n)	2,289,445	2,282,972
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7811% 7/20/60 (c)(d)(n)	595,652	592,571
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7629% 9/20/60 (c)(d)(n)	550,654	547,004
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7629% 8/20/60 (c)(d)(n)	503,631	500,517
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8429% 12/20/60 (c)(d)(n)	1,296,789	1,290,445
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9629% 12/20/60 (c)(d)(n)	957,966	954,752
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9629% 2/20/61 (c)(d)(n)	802,962	799,537
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.9529% 2/20/61 (c)(d)(n)	1,311,633	1,306,271
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9629% 4/20/61 (c)(d)(n)	1,003,961	1,000,438
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.9629% 5/20/61 (c)(d)(n)	1,432,772	1,428,132
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9629% 5/20/61 (c)(d)(n)	1,163,100	1,159,476
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.9929% 6/20/61 (c)(d)(n)	1,250,881	1,247,330
Series 2011-H20 Class FA, CME Term SOFR 1 Month Index + 0.660% 6.0129% 9/20/61 (c)(d)(n)	265,830	265,113
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0629% 10/20/61 (c)(d)(n)	1,342,254	1,339,415
Series 2012-98 Class FA, CME Term SOFR 1 Month Index + 0.510% 5.8343% 8/20/42 (c)(d)	195,833	190,840
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1629% 11/20/61 (c)(d)(n)	1,443,009	1,441,671
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1629% 1/20/62 (c)(d)(n)	705,656	704,894
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0929% 1/20/62 (c)(d)(n)	1,348,066	1,345,208
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0929% 3/20/62 (c)(d)(n)	651,399	649,472
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 6.1129% 5/20/61 (c)(d)(n)	24,062	23,852
Series 2012-H23 Class WA, CME Term SOFR 1 Month Index + 0.630% 5.9829% 10/20/62 (c)(d)(n)	188,357	187,719
Series 2013-H07 Class BA, CME Term SOFR 1 Month Index + 0.360% 5.8229% 3/20/63 (c)(d)(n)	255,850	254,492
Series 2014-H03 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0629% 1/20/64 (c)(d)(n)	731,938	730,361
Series 2014-H05 Class FB, CME Term SOFR 1 Month Index + 0.710% 6.0629% 12/20/63 (c)(d)(n)	1,561,736	1,558,437
Series 2014-H11 Class BA, CME Term SOFR 1 Month Index + 0.610% 5.9629% 6/20/64 (c)(d)(n)	953,470	950,333
Series 2015-H13 Class FL, CME Term SOFR 1 Month Index + 0.390% 5.7429% 5/20/63 (c)(d)(n)	23,836	23,327
Series 2015-H19 Class FA, CME Term SOFR 1 Month Index + 0.310% 5.6629% 4/20/63 (c)(d)(n)	42,818	42,328
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 5.8629% 12/20/62 (c)(d)(n)	6,870	6,747
Series 2019-11 Class F, CME Term SOFR 1 Month Index + 0.510% 5.8343% 1/20/49 (c)(d)	5,051,882	4,971,899
Series 2019-128 Class FH, CME Term SOFR 1 Month Index + 0.610% 5.9343% 10/20/49 (c)(d)	1,845,059	1,792,243
Series 2019-23 Class NF, CME Term SOFR 1 Month Index + 0.560% 5.8843% 2/20/49 (c)(d)	3,807,525	3,720,194
planned amortization class:
Series 2011-136 Class WI, 4.5% 5/20/40 (k)	104,551	6,276
Series 2016-69 Class WA, 3% 2/20/46	4,375,454	3,945,395
Series 2017-134 Class BA, 2.5% 11/20/46	2,623,604	2,342,350
Series 2017-153 Class GA, 3% 9/20/47	4,921,727	4,344,127
Series 2017-182 Class KA, 3% 10/20/47	3,860,276	3,467,950
Series 2018-13 Class Q, 3% 4/20/47	4,790,638	4,364,038
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	935,887	913,717
Series 2010-160 Class DY, 4% 12/20/40	5,223,737	5,001,287
Series 2010-170 Class B, 4% 12/20/40	1,155,654	1,104,954
Series 2017-139 Class BA, 3% 9/20/47	8,872,428	7,851,050
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.0642% 5/16/34 (c)(k)(l)	202,653	12,542
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.7642% 8/17/34 (c)(k)(l)	185,537	13,875
Series 2007-35 Class SC, 39.510% x CME Term SOFR 1 Month Index 7.585% 6/16/37 (c)(d)(l)	7,429	8,208
Series 2010-116 Class QB, 4% 9/16/40	1,209,564	1,157,602
Series 2010-H10 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7811% 5/20/60 (c)(d)(n)	1,617,869	1,609,966
Series 2011-52 Class HI, 7% 4/16/41 (k)	45,125	6,454
Series 2011-94 Class SA, 5.980% - CME Term SOFR 1 Month Index 0.6657% 7/20/41 (c)(k)(l)	501,929	42,663
Series 2013-149 Class MA, 2.5% 5/20/40	3,258,398	3,131,740
Series 2014-2 Class BA, 3% 1/20/44	9,070,348	8,182,631
Series 2014-21 Class HA, 3% 2/20/44	3,367,864	3,031,455
Series 2014-25 Class HC, 3% 2/20/44	5,758,257	5,176,648
Series 2014-5 Class A, 3% 1/20/44	4,779,426	4,311,447
Series 2015-H13 Class HA, 2.5% 8/20/64 (n)	39,137	37,259
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.31% 5/20/66 (c)(d)(n)	275,380	274,398
Series 2017-186 Class HK, 3% 11/16/45	562,490	501,530
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.16% 8/20/66 (c)(d)(n)	4,687,921	4,667,787
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.3025% 5/20/65 (c)(n)	392,479	382,413
TOTAL U.S. GOVERNMENT AGENCY		668,859,263
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $797,220,030)		778,383,211

Commercial Mortgage Securities - 5.9%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.468% 1/15/39 (b)(c)(d)	23,840,000	23,527,100
Class B, CME Term SOFR 1 Month Index + 1.550% 6.868% 1/15/39 (b)(c)(d)	4,503,000	4,415,754
Class C, CME Term SOFR 1 Month Index + 2.150% 7.468% 1/15/39 (b)(c)(d)	3,215,000	3,145,677
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	38,600,000	36,879,725
Class ANM, 3.112% 11/5/32 (b)	22,568,000	20,850,600
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	5,065,000	4,248,177
Class CNM, 3.7186% 11/5/32 (b)(c)	2,095,000	1,578,588
BANK:
sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	19,688,000	18,493,139
Series 2018-BN10 Class A5, 3.688% 2/15/61	965,000	910,029
Series 2018-BN14 Class A4, 4.231% 9/15/60	16,350,000	15,666,518
Series 2019-BN20 Class ASB, 2.933% 9/15/62	800,000	750,961
Series 2019-BN21 Class A5, 2.851% 10/17/52	26,963,000	23,868,624
Series 2019-BN23 Class ASB, 2.846% 12/15/52	2,300,000	2,155,401
Series 2019-BN24 Class A3, 2.96% 11/15/62	12,772,000	11,314,987
Series 2023-5YR1:
Class A2, 5.779% 4/15/56	5,900,000	5,996,257
Class A3, 6.26% 4/15/56	18,200,000	18,770,896
Series 2020-BN25 Class XB, 0.4392% 1/15/63 (c)(k)	27,800,000	605,264
Series 2021-BN33 Class XA, 1.0526% 5/15/64 (c)(k)	14,504,057	734,525
Bank 2018-Bnk13 sequential payer Series 2018-BN13 Class A4, 3.953% 8/15/61	5,300,000	5,040,698
Bank5 2023-5Yr3 sequential payer Series 2023-5YR3 Class A3, 6.724% 9/15/56	8,400,000	8,878,501
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, CME Term SOFR 1 Month Index + 0.710% 6.0354% 11/25/35 (b)(c)(d)	12,689	11,895
Series 2005-4A:
Class A2, CME Term SOFR 1 Month Index + 0.690% 6.0204% 1/25/36 (b)(c)(d)	30,904	28,759
Class M1, CME Term SOFR 1 Month Index + 0.780% 6.1104% 1/25/36 (b)(c)(d)	9,969	9,279
Series 2006-4A Class A2, CME Term SOFR 1 Month Index + 0.510% 5.8404% 12/25/36 (b)(c)(d)	67,444	62,515
Series 2007-1 Class A2, CME Term SOFR 1 Month Index + 0.510% 5.8404% 3/25/37 (b)(c)(d)	15,949	14,757
Series 2007-2A:
Class A1, CME Term SOFR 1 Month Index + 0.380% 5.8404% 7/25/37 (b)(c)(d)	54,567	49,557
Class A2, CME Term SOFR 1 Month Index + 0.430% 5.9154% 7/25/37 (b)(c)(d)	51,149	45,621
Class M1, CME Term SOFR 1 Month Index + 0.480% 5.9904% 7/25/37 (b)(c)(d)	17,457	15,626
Series 2007-3:
Class A2, CME Term SOFR 1 Month Index + 0.540% 5.8704% 7/25/37 (b)(c)(d)	18,710	16,860
Class M1, CME Term SOFR 1 Month Index + 0.570% 5.9004% 7/25/37 (b)(c)(d)	9,926	8,853
Class M2, CME Term SOFR 1 Month Index + 0.620% 5.9454% 7/25/37 (b)(c)(d)	10,629	9,346
Class M3, CME Term SOFR 1 Month Index + 0.660% 5.9904% 7/25/37 (b)(c)(d)	17,041	14,553
Class M4, CME Term SOFR 1 Month Index + 0.860% 6.1854% 7/25/37 (b)(c)(d)	26,880	23,998
Class M5, CME Term SOFR 1 Month Index + 1.010% 6.3354% 7/25/37 (b)(c)(d)	14,756	16,882
BBCMS Mortgage Trust sequential payer:
Series 2021-C10 Class ASB, 2.268% 7/15/54	4,100,000	3,662,796
Series 2023-C21 Class A3, 6.2963% 9/15/56 (c)	8,600,000	9,000,867
Benchmark 2023-V3 Mtg Trust sequential payer Series 2023-V3 Class A3, 6.3629% 7/15/56	6,500,000	6,784,944
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	3,988,000	3,799,269
Series 2019-B10 Class A4, 3.717% 3/15/62	6,658,000	6,187,150
Series 2019-B13 Class A4, 2.952% 8/15/57	25,034,000	22,289,127
Series 2019-B15 Class AAB, 2.859% 12/15/72	3,385,000	3,175,858
Series 2023-V4 Class A3, 6.8409% 11/15/56	8,000,000	8,500,210
Series 2018-B8 Class A5, 4.2317% 1/15/52	49,694,000	46,467,547
Series 2019-B14 Class XA, 0.7701% 12/15/62 (c)(k)	147,121,045	3,726,900
Series 2020-B17 Class XA, 1.4137% 3/15/53 (c)(k)	134,573,434	6,488,135
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.6422% 3/15/41 (b)(c)(d)	15,198,000	15,185,928
BMO Mortgage Trust sequential payer Series 2023-5C1 Class A3, 6.534% 8/15/56	11,900,000	12,448,782
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2156% 4/15/37 (b)(c)(d)	82,074,000	82,327,691
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7646% 4/15/37 (b)(c)(d)	21,804,000	21,769,931
BX Commercial Mortgage Trust:
floater:
Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.340% 6.6643% 4/15/34 (b)(c)(d)	16,075,000	16,016,749
Class C, CME Term SOFR 1 Month Index + 1.640% 6.9643% 4/15/34 (b)(c)(d)	10,627,000	10,578,304
Class D, CME Term SOFR 1 Month Index + 1.940% 7.2643% 4/15/34 (b)(c)(d)	11,156,000	11,093,878
Series 2019-XL:
Class C, CME Term SOFR 1 Month Index + 1.360% 6.6821% 10/15/36 (b)(c)(d)	16,566,420	16,535,358
Class D, CME Term SOFR 1 Month Index + 1.560% 6.8821% 10/15/36 (b)(c)(d)	30,204,750	30,129,238
Class E, CME Term SOFR 1 Month Index + 1.910% 7.2321% 10/15/36 (b)(c)(d)	38,021,350	37,902,533
Series 2021-LBA Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2325% 2/15/36 (b)(c)(d)	2,800,000	2,780,750
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1216% 10/15/36 (b)(c)(d)	43,844,000	43,391,859
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3313% 10/15/36 (b)(c)(d)	6,559,000	6,448,317
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5311% 10/15/36 (b)(c)(d)	8,779,000	8,581,473
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7308% 10/15/36 (b)(c)(d)	8,523,000	8,277,964
Class E, CME Term SOFR 1 Month Index + 2.060% 7.38% 10/15/36 (b)(c)(d)	29,632,000	29,039,360
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.8086% 4/15/37 (b)(c)(d)	33,842,866	33,842,866
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.3305% 2/15/39 (b)(c)(d)	46,927,432	46,590,141
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6299% 2/15/39 (b)(c)(d)	16,376,981	16,172,269
Class C, CME Term SOFR 1 Month Index + 1.560% 6.8793% 2/15/39 (b)(c)(d)	14,139,658	13,909,888
Class D, CME Term SOFR 1 Month Index + 1.960% 7.2784% 2/15/39 (b)(c)(d)	14,139,658	13,905,470
Series 2023-XL3:
Class A, CME Term SOFR 1 Month Index + 1.760% 7.0791% 12/9/40 (b)(c)(d)	23,299,000	23,459,181
Class B, CME Term SOFR 1 Month Index + 2.190% 7.5085% 12/9/40 (b)(c)(d)	5,151,000	5,191,242
Class C, CME Term SOFR 1 Month Index + 2.640% 7.9578% 12/9/40 (b)(c)(d)	2,790,000	2,811,797
floater sequential payer:
Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.3085% 11/15/32 (b)(c)(d)	1,688,087	1,685,449
Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3643% 4/15/34 (b)(c)(d)	32,462,000	32,375,408
BX Commercial Mortgage Trust 2024-Xl4:
floater Series 2024-XL4 Class B, CME Term SOFR 1 Month Index + 1.790% 7.1092% 2/15/39 (b)(c)(d)	4,469,000	4,463,414
floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7597% 2/15/39 (b)(c)(d)	35,712,000	35,712,000
BX Commerical Mortgage Trust floater sequential payer Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1025% 6/15/38 (b)(c)(d)	14,300,451	14,166,385
BX Trust floater:
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4826% 8/15/39 (b)(c)(d)	20,115,099	20,165,542
Series 2022-IND:
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2576% 4/15/37 (b)(c)(d)	17,251,365	17,245,939
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6076% 4/15/37 (b)(c)(d)	3,892,580	3,887,715
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1566% 4/15/37 (b)(c)(d)	3,259,510	3,253,398
CD Mortgage Trust sequential payer Series 2017-CD5 Class AAB, 3.22% 8/15/50	2,049,108	1,976,892
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	52,201,228	46,837,113
CFCRE Commercial Mortgage Trust sequential payer Series 2016-C7 Class A2, 3.5853% 12/10/54	12,956,350	12,225,487
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3825% 11/15/36 (b)(c)(d)	16,796,000	16,606,613
Class B, CME Term SOFR 1 Month Index + 1.360% 6.6825% 11/15/36 (b)(c)(d)	9,400,000	9,062,987
Cgms Commercial Mortgage Trust sequential payer Series 2017-B1 Class A3, 3.197% 8/15/50	4,644,705	4,328,439
Citigroup Commercial Mortgage Trust:
Series 2015-GC27 Class A5, 3.137% 2/10/48	9,800,000	9,614,427
Series 2015-GC33 Class XA, 0.8676% 9/10/58 (c)(k)	2,540,338	26,116
Series 2016-P6 Class XA, 0.555% 12/10/49 (c)(k)	2,058,441	25,074
Series 2019-GC41 Class XA, 1.0393% 8/10/56 (c)(k)	14,709,504	534,245
COMM Mortgage Trust:
sequential payer Series 2014-CR18 Class A5, 3.828% 7/15/47	6,744,637	6,700,424
Series 2014-CR20 Class XA, 0.9224% 11/10/47 (c)(k)	578,661	1,000
Series 2014-LC17 Class XA, 0.645% 10/10/47 (c)(k)	1,696,797	2,147
Series 2014-UBS6 Class XA, 0.8226% 12/10/47 (c)(k)	1,348,242	3,494
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, CME Term SOFR 1 Month Index + 1.020% 6.345% 5/15/36 (b)(c)(d)	13,698,919	13,699,031
Class B, CME Term SOFR 1 Month Index + 1.270% 6.595% 5/15/36 (b)(c)(d)	21,819,715	21,816,231
Class C, CME Term SOFR 1 Month Index + 1.470% 6.795% 5/15/36 (b)(c)(d)	4,146,684	4,146,540
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	9,773,140	9,050,508
CSAIL 2018-CX12 Commercial Mortgage Trust sequential payer Series 2018-CX12 Class A3, 3.9585% 8/15/51	4,890,000	4,612,033
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2 Class A, 6.038% 1/15/41 (b)(c)	6,955,000	6,850,681
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 6.1335% 11/15/38 (b)(c)(d)	59,745,457	59,148,003
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5125% 7/15/38 (b)(c)(d)	19,721,760	19,697,142
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8125% 7/15/38 (b)(c)(d)	11,232,049	11,214,499
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1325% 7/15/38 (b)(c)(d)	8,281,016	8,268,077
Class D, CME Term SOFR 1 Month Index + 2.360% 7.6825% 7/15/38 (b)(c)(d)	16,595,899	16,569,818
Fannie Mae sequential payer Series 2018-M10 Class A2, 3.3572% 7/25/28 (c)	874,793	830,744
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	20,002,664	19,634,149
Series 2015-K049 Class A2, 3.01% 7/25/25	2,919,000	2,838,480
Series 2019-K735 Class A2, 2.862% 5/25/26	3,908,733	3,751,035
Series 2019-K736 Class A2, 2.282% 7/25/26	18,900,000	17,883,515
Series 2020-K117 Class A2, 1.406% 8/25/30	14,200,000	11,602,651
Series 2022-K750 Class A2, 3% 9/25/29	12,300,000	11,320,423
Series 2023-160 Class A1, 4.68% 10/25/32	8,980,977	8,864,613
Series 2023-K751 Class A2, 4.412% 3/25/30	4,800,000	4,710,270
Series 2023-K754 Class A2, 4.94% 11/25/30	16,700,000	16,829,769
Series K058 Class A2, 2.653% 8/25/26	18,073,000	17,170,892
Series 2016-K059 Class A2, 3.12% 9/25/26 (c)	1,675,000	1,608,059
Series 2017-K068 Class A2, 3.244% 8/25/27	7,515,000	7,169,294
Series 2022 K748 Class A2, 2.26% 1/25/29	31,063,000	27,733,708
Series K086 Class A2, 3.859% 11/25/28	8,749,000	8,424,907
Series K090 Class A2, 3.422% 2/25/29	7,504,618	7,079,653
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.3825% 9/15/31 (b)(c)(d)	5,070,789	5,047,347
Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3825% 10/15/36 (b)(c)(d)	26,417,000	26,037,866
Class B, CME Term SOFR 1 Month Index + 1.260% 6.5825% 10/15/36 (b)(c)(d)	4,084,000	3,966,585
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9825% 10/15/36 (b)(c)(d)	3,365,000	3,230,444
sequential payer:
Series 2015-GC34 Class A3, 3.244% 10/10/48	1,692,046	1,634,738
Series 2017-GS6 Class A2, 3.164% 5/10/50	2,476,729	2,320,754
Series 2018-GS10 Class A5, 4.155% 7/10/51	3,600,000	3,343,557
Series 2018-GS9 Class A4, 3.992% 3/10/51	4,100,000	3,807,704
Series 2014-GC20 Class XA, 0.8435% 4/10/47 (c)(k)	138,675	6
Series 2015-GC34 Class XA, 1.1931% 10/10/48 (c)(k)	1,226,049	17,768
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8066% 8/15/39 (b)(c)(d)	37,020,000	37,216,669
JPMDB Commercial Mortgage Securities Trust sequential payer:
Series 2016-C4 Class A2, 2.8822% 12/15/49	4,245,522	4,001,101
Series 2019-COR6 Class A4, 3.0565% 11/13/52	8,383,000	7,012,056
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	11,968,000	10,816,080
Class CFX, 4.9498% 7/5/33 (b)	4,047,000	3,207,923
Class DFX, 5.3503% 7/5/33 (b)	6,993,000	5,186,777
Class EFX, 5.3635% 7/5/33 (b)(c)	8,515,000	5,809,163
Class XAFX, 1.116% 7/5/33 (b)(c)(k)	1,280,000	31,642
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6129% 5/15/39 (b)(c)(d)	54,000,000	53,527,500
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1116% 5/15/39 (b)(c)(d)	37,495,000	37,073,181
Class C, CME Term SOFR 1 Month Index + 2.090% 7.4108% 5/15/39 (b)(c)(d)	21,010,000	20,747,375
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8596% 5/15/39 (b)(c)(d)	18,672,000	17,820,090
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 3/15/38 (b)(c)(d)	33,123,145	32,760,861
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3125% 3/15/38 (b)(c)(d)	9,484,679	9,342,409
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5325% 3/15/38 (b)(c)(d)	5,967,612	5,863,179
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8325% 3/15/38 (b)(c)(d)	8,301,183	8,155,912
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1825% 3/15/38 (b)(c)(d)	7,252,354	7,071,045
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.0274% 10/15/48 (c)(k)	1,449,770	14,213
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, CME Term SOFR 1 Month Index + 0.890% 6.215% 8/15/33 (b)(c)(d)	236,691	195,278
floater sequential payer Series 2019-NUGS Class A, CME Term SOFR 1 Month Index + 1.060% 6.3825% 12/15/36 (b)(c)(d)	34,300,000	27,325,194
sequential payer:
Series 2017-HR2 Class A4, 3.587% 12/15/50	5,210,000	4,889,083
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	51,615,000	48,466,067
Series 2018-H4 Class A4, 4.31% 12/15/51	11,199,000	10,705,542
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(c)	7,093,000	6,476,711
Class C, 3.1771% 11/10/36 (b)(c)	6,805,000	6,066,022
Series 2021-L6 Class XA, 1.2063% 6/15/54 (c)(k)	42,810,590	2,289,703
NJ Trust 2023-GSP sequential payer Series 2023-GSP Class A, 6.4808% 1/6/29 (b)(c)	11,100,000	11,449,059
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4067% 10/15/28 (b)(c)(d)	19,622,373	19,695,957
Class B, CME Term SOFR 1 Month Index + 3.830% 9.1556% 10/15/28 (b)(c)(d)	11,822,989	11,874,324
Prima Capital Ltd. floater Series 2021-9A Class B, CME Term SOFR 1 Month Index + 1.910% 7.2343% 12/15/37 (b)(c)(d)	1,104,999	1,081,834
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3176% 2/15/39 (b)(c)(d)	10,413,000	10,022,567
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9676% 2/15/39 (b)(c)(d)	5,415,000	5,144,285
SREIT Trust floater Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1629% 11/15/38 (b)(c)(d)	43,172,697	42,977,289
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5119% 11/15/38 (b)(c)(d)	22,258,544	22,036,024
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7611% 11/15/38 (b)(c)(d)	13,824,755	13,669,227
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0103% 11/15/38 (b)(c)(d)	9,085,413	8,966,167
UBS Commercial Mortgage Trust:
sequential payer Series 2018-C9 Class A4, 4.117% 3/15/51	3,100,000	2,890,987
Series 2017-C7 Class XA, 0.9871% 12/15/50 (c)(k)	1,758,577	52,630
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	30,230,000	24,344,778
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	1,800,000	1,442,848
Class X, 0.4294% 10/10/42 (b)(c)(k)	57,900,000	1,338,567
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6325% 5/15/31 (b)(c)(d)	25,318,000	24,811,959
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	20,013,000	19,474,666
Series 2017-C40 Class A3, 3.317% 10/15/50	2,600,000	2,446,375
Series 2019-C50 Class ASB, 3.635% 5/15/52	2,000,000	1,919,583
Series 2021-C61 Class ASB, 2.525% 11/15/54	1,900,000	1,700,852
Series 2015-C31 Class XA, 0.9486% 11/15/48 (c)(k)	1,277,997	14,719
Series 2017-C42 Class XA, 0.8595% 12/15/50 (c)(k)	2,463,382	64,935
Series 2018-C46 Class XA, 0.9198% 8/15/51 (c)(k)	11,366,749	251,567
Series 2018-C48 Class A5, 4.302% 1/15/52	12,901,000	12,378,660
WF-RBS Commercial Mortgage Trust Series 2014-C24 Class XA, 0.8328% 11/15/47 (c)(k)	951,061	1,799
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,152,256,118)		2,081,587,330

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
Emirate of Abu Dhabi 3.875% 4/16/50 (b)	21,930,000	17,372,069
Kingdom of Saudi Arabia:
3.25% 10/22/30 (b)	14,315,000	12,852,186
4.5% 4/22/60 (b)	9,380,000	7,586,075
State of Qatar 4.4% 4/16/50 (b)	38,725,000	33,802,278
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $85,580,713)		71,612,608

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Discover Bank 5.974% 8/9/28 (c)	15,090,000	14,853,410
KeyBank NA 6.95% 2/1/28	3,200,000	3,265,478
Regions Bank 6.45% 6/26/37	42,478,000	43,108,358
TOTAL BANK NOTES (Cost $58,864,262)		61,227,246

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Nova Scotia CME Term SOFR 3 Month Index + 2.900% 8.2361% (c)(d)(o) (Cost $7,052,335)	6,962,000	6,703,588

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (p)	724,862,003	725,006,976
Fidelity Securities Lending Cash Central Fund 5.39% (p)(q)	87,499,499	87,508,249
TOTAL MONEY MARKET FUNDS (Cost $812,509,011)		812,515,225

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	42,800,000	1,498,588
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.778% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	28,900,000	967,789
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.3525% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	14,200,000	723,659
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.8225% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	28,900,000	923,588

TOTAL PUT OPTIONS			4,113,624
Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.7375% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	42,800,000	1,558,944
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.778% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	28,900,000	1,100,272
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.3525% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	14,200,000	304,115
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.8225% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	28,900,000	1,157,921

TOTAL CALL OPTIONS			4,121,252
TOTAL PURCHASED SWAPTIONS (Cost $8,336,842)			8,234,876

TOTAL INVESTMENT IN SECURITIES - 113.9% (Cost $43,351,923,599)	40,336,843,641
NET OTHER ASSETS (LIABILITIES) - (13.9)%	(4,919,432,484)
NET ASSETS - 100.0%	35,417,411,157

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 3/1/54	(160,050,000)	(130,249,652)
2% 3/1/54	(124,250,000)	(101,115,396)
2% 3/1/54	(12,400,000)	(10,091,194)
2% 3/1/54	(7,100,000)	(5,778,023)
2% 3/1/54	(63,525,000)	(51,697,026)
2% 3/1/54	(64,250,000)	(52,287,036)
2% 3/1/54	(128,550,000)	(104,614,761)
2% 3/1/54	(4,825,000)	(3,926,614)
2.5% 3/1/54	(34,550,000)	(29,234,894)
2.5% 3/1/54	(3,975,000)	(3,363,494)
3% 3/1/54	(136,700,000)	(119,879,010)
3% 3/1/54	(33,350,000)	(29,246,269)
6.5% 3/1/54	(67,600,000)	(68,524,220)
6.5% 3/1/54	(67,500,000)	(68,422,853)

TOTAL GINNIE MAE		(778,430,442)

Uniform Mortgage Backed Securities
2% 3/1/54	(21,400,000)	(16,821,487)
2% 3/1/54	(52,450,000)	(41,228,364)
2% 3/1/54	(65,950,000)	(51,840,050)
2% 3/1/54	(32,800,000)	(25,782,466)
2% 3/1/54	(26,950,000)	(21,184,069)
2% 3/1/54	(19,000,000)	(14,934,965)
2% 3/1/54	(5,500,000)	(4,323,279)
2% 3/1/54	(117,800,000)	(92,596,784)
2% 3/1/54	(26,150,000)	(20,555,228)
2% 3/1/54	(264,100,000)	(207,596,016)
2.5% 3/1/54	(10,400,000)	(8,544,250)
2.5% 3/1/54	(7,400,000)	(6,079,563)
3% 3/1/54	(220,250,000)	(188,434,205)
3% 3/1/54	(21,700,000)	(18,565,368)
3% 3/1/54	(7,100,000)	(6,074,383)
4.5% 3/1/54	(22,550,000)	(21,339,699)
5% 3/1/54	(65,850,000)	(63,864,214)
5.5% 3/1/54	(4,200,000)	(4,155,047)
5.5% 3/1/54	(4,750,000)	(4,699,160)
5.5% 3/1/54	(9,700,000)	(9,596,180)
5.5% 3/1/54	(35,750,000)	(35,367,364)
6% 3/1/54	(15,600,000)	(15,668,250)
6% 3/1/54	(9,200,000)	(9,240,250)
6% 3/1/54	(13,150,000)	(13,207,531)
6% 3/1/54	(19,200,000)	(19,284,000)
6% 3/1/54	(8,800,000)	(8,838,500)
6% 3/1/54	(1,150,000)	(1,155,031)
6% 3/1/54	(11,425,000)	(11,474,984)
6% 3/1/54	(24,500,000)	(24,607,188)
6.5% 3/1/54	(31,250,000)	(31,796,875)
6.5% 3/1/54	(22,500,000)	(22,893,750)
6.5% 3/1/54	(16,100,000)	(16,381,750)
6.5% 3/1/54	(11,300,000)	(11,497,750)
6.5% 3/1/54	(25,700,000)	(26,149,750)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,075,777,750)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,856,856,047)		(1,854,208,192)

Written Swaptions
	Expiration Date	Notional Amount (a)	Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 4.04% and pay a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring November 2033.	11/16/28	93,000,000	(3,290,744)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.7675%, expiring September 2033.	9/20/28	41,050,000	(1,595,612)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.502% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring January 2034.	1/04/29	77,500,000	(3,430,881)

TOTAL PUT SWAPTIONS			(8,317,237)
Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and pay a fixed rate of 4.04%, expiring November 2033.	11/16/28	93,000,000	(4,499,052)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.7675 and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring September 2033.	9/20/28	41,050,000	(1,717,483)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.502% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring January 2034.	1/04/29	77,500,000	(2,847,976)

TOTAL CALL SWAPTIONS			(9,064,511)
TOTAL WRITTEN SWAPTIONS			(17,381,748)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,348	Jun 2024	276,003,000	144,721	144,721
CBOT 5-Year U.S. Treasury Note Contracts (United States)	12,320	Jun 2024	1,317,085,000	2,438,251	2,438,251
CBOT Long Term U.S. Treasury Bond Contracts (United States)	155	Jun 2024	18,483,750	181,294	181,294
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	95	Jun 2024	12,148,125	176,421	176,421

TOTAL PURCHASED					2,940,687

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3,268	Jun 2024	360,909,750	(1,267,714)	(1,267,714)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	503	Jun 2024	53,773,844	(103,180)	(103,180)

TOTAL SOLD					(1,370,894)

TOTAL FUTURES CONTRACTS					1,569,793
The notional amount of futures purchased as a percentage of Net Assets is 4.6%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	2,890,000	23,115	(31,196)	(8,081)
CMBX N.A. BBB- Index Series 13		Dec 2072	Goldman Sachs & Co. LLC	(3%)	Monthly	3,760,000	843,703	(1,001,800)	(158,097)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	1,970,000	314,055	(484,733)	(170,678)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	3,760,000	599,415	(921,724)	(322,309)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	4,580,000	730,138	(1,212,784)	(482,646)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	2,650,000	422,460	(762,221)	(339,761)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	1,190,000	189,708	(267,345)	(77,637)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	3,700,000	589,850	(837,345)	(247,495)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	630,000	100,434	(174,330)	(73,896)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	810,000	129,129	(214,376)	(85,247)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	3,160,000	503,763	(918,600)	(414,837)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	2,300,000	366,663	(688,664)	(322,001)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	7,550,000	1,203,612	(2,227,193)	(1,023,581)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	1,240,000	197,679	(305,445)	(107,766)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	1,230,000	196,085	(297,156)	(101,071)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	1,020,000	162,607	(262,873)	(100,266)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	1,770,000	282,171	(539,294)	(257,123)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	3,270,000	521,299	(929,730)	(408,431)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	2,610,000	416,083	(735,750)	(319,667)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	4,010,000	639,269	(1,020,906)	(381,637)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	2,430,000	387,388	(586,211)	(198,823)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	3,650,000	581,879	(908,305)	(326,426)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	2,450,000	390,576	(612,694)	(222,118)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	2,500,000	398,547	(595,133)	(196,586)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,600,000	255,070	(370,659)	(115,589)
CMBX N.A. BBB- Index Series 17		Dec 2056	Citigroup Global Markets Ltd.	(3%)	Monthly	2,000,000	273,810	(328,503)	(54,693)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly	3,200,000	438,097	(463,884)	(25,787)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,400,000	191,667	(198,009)	(6,342)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	800,000	109,524	(115,971)	(6,447)

TOTAL BUY PROTECTION							11,457,796	(18,012,834)	(6,555,038)
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,890,000	(23,115)	67,703	44,588
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly	18,710,000	(280,601)	502,805	222,204
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly	13,100,000	(196,466)	352,044	155,578
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Morgan Stanley Capital Services LLC	0.5%	Monthly	5,940,000	(89,085)	100,186	11,101
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	2,810,000	(51,750)	84,118	32,368

TOTAL SELL PROTECTION							(641,017)	1,106,856	465,839
TOTAL CREDIT DEFAULT SWAPS							10,816,779	(16,905,978)	(6,089,199)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Mar 2026	562,035,000	3,269,897	0	3,269,897
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.5%	Annual	LCH	Mar 2027	113,341,000	620,729	0	620,729
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Mar 2029	64,286,000	431,091	0	431,091
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Mar 2031	211,823,000	1,692,767	0	1,692,767
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Mar 2044	31,001,000	161,082	0	161,082
4%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Mar 2054	6,369,000	(43,397)	0	(43,397)
TOTAL INTEREST RATE SWAPS							6,132,169	0	6,132,169

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,625,378,054 or 15.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security is on loan at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $26,008,878.
(g)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $38,184,666.

(h)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $26,147,149.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Level 3 security
(k)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(l)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(m)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(n)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(o)	Security is perpetual in nature with no stated maturity date.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(q)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	612,070,274	3,936,817,624	3,823,880,922	13,420,109	-	-	725,006,976	1.4%
Fidelity Securities Lending Cash Central Fund 5.39%	434,445,859	1,990,223,701	2,337,161,311	214,108	-	-	87,508,249	0.3%
Total	1,046,516,133	5,927,041,325	6,161,042,233	13,634,217	-	-	812,515,225

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	9,590,691,243	-	9,590,691,243	-

U.S. Government and Government Agency Obligations	13,462,072,953	-	13,462,072,953	-

U.S. Government Agency - Mortgage Securities	10,751,773,677	-	10,751,773,677	-

Asset-Backed Securities	2,712,041,684	-	2,712,041,684	-

Collateralized Mortgage Obligations	778,383,211	-	778,383,179	32

Commercial Mortgage Securities	2,081,587,330	-	2,081,587,330	-

Foreign Government and Government Agency Obligations	71,612,608	-	71,612,608	-

Bank Notes	61,227,246	-	61,227,246	-

Preferred Securities	6,703,588	-	6,703,588	-

Money Market Funds	812,515,225	812,515,225	-	-

Purchased Swaptions	8,234,876	-	8,234,876	-
Total Investments in Securities:	40,336,843,641	812,515,225	39,524,328,384	32
Derivative Instruments: Assets
Futures Contracts	2,940,687	2,940,687	-	-
Swaps	17,633,362	-	17,633,362	-
Total Assets	20,574,049	2,940,687	17,633,362	-
Liabilities
Futures Contracts	(1,370,894)	(1,370,894)	-	-
Swaps	(684,414)	-	(684,414)	-
Written Swaptions	(17,381,748)	-	(17,381,748)	-
Total Liabilities	(19,437,056)	(1,370,894)	(18,066,162)	-
Total Derivative Instruments:	1,136,993	1,569,793	(432,800)	-
Other Financial Instruments:
TBA Sale Commitments	(1,854,208,192)	-	(1,854,208,192)	-
Total Other Financial Instruments:	(1,854,208,192)	-	(1,854,208,192)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	11,457,796	(641,017)
Total Credit Risk	11,457,796	(641,017)
Interest Rate Risk
Futures Contracts (b)	2,940,687	(1,370,894)
Purchased Swaptions (c)	8,234,876	0
Swaps (d)	6,175,566	(43,397)
Written Swaptions (e)	0	(17,381,748)
Total Interest Rate Risk	17,351,129	(18,796,039)
Total Value of Derivatives	28,808,925	(19,437,056)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(c)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.

(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).

(e)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $85,081,179) - See accompanying schedule:
Unaffiliated issuers (cost $42,539,414,588)	$39,524,328,416
Fidelity Central Funds (cost $812,509,011)	812,515,225

Total Investment in Securities (cost $43,351,923,599)		$40,336,843,641
Cash		695
Receivable for investments sold		13,031,926
Receivable for premium on written options		17,744,480
Receivable for TBA sale commitments		1,856,856,047
Receivable for fund shares sold		541,124,561
Interest receivable		259,688,043
Distributions receivable from Fidelity Central Funds		3,374,667
Receivable for daily variation margin on futures contracts		19,453
Bi-lateral OTC swaps, at value		11,457,796
Other receivables		553
Total assets		43,040,141,862
Liabilities
Payable for investments purchased
Regular delivery	$529,276,993
Delayed delivery	5,007,984,139
TBA sale commitments, at value	1,854,208,192
Payable for fund shares redeemed	125,044,450
Distributions payable	15,859
Bi-lateral OTC swaps, at value	641,017
Payable for daily variation margin on centrally cleared swaps	500,183
Written options, at value (premium receivable $17,744,480)	17,381,748
Other payables and accrued expenses	169,875
Collateral on securities loaned	87,508,249
Total Liabilities		7,622,730,705
Net Assets		$35,417,411,157
Net Assets consist of:
Paid in capital		$40,372,565,147
Total accumulated earnings (loss)		(4,955,153,990)
Net Assets		$35,417,411,157
Net Asset Value, offering price and redemption price per share ($35,417,411,157 ÷ 3,579,341,232 shares)		$9.89
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Dividends		$294,356
Interest		732,264,150
Income from Fidelity Central Funds (including $214,108 from security lending)		13,634,217
Total Income		746,192,723
Expenses
Custodian fees and expenses	$194,238
Independent trustees' fees and expenses	55,482
Miscellaneous	2
Total expenses before reductions	249,722
Expense reductions	(14,470)
Total expenses after reductions		235,252
Net Investment income (loss)		745,957,471
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(360,734,248)
Futures contracts	(12,696,914)
Swaps	(18,563,885)
Total net realized gain (loss)		(391,995,047)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	559,835,305
Futures contracts	9,742,485
Swaps	2,896,595
Written options	362,732
TBA Sale commitments	14,753,013
Total change in net unrealized appreciation (depreciation)		587,590,130
Net gain (loss)		195,595,083
Net increase (decrease) in net assets resulting from operations		$941,552,554
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$745,957,471	$1,298,539,336
Net realized gain (loss)	(391,995,047)	(953,079,948)
Change in net unrealized appreciation (depreciation)	587,590,130	(351,210,366)
Net increase (decrease) in net assets resulting from operations	941,552,554	(5,750,978)
Distributions to shareholders	(732,127,544)	(1,280,808,882)

Share transactions
Proceeds from sales of shares	3,448,309,492	8,139,321,755
Reinvestment of distributions	732,109,549	1,277,420,636
Cost of shares redeemed	(3,448,737,100)	(6,529,349,884)

Net increase (decrease) in net assets resulting from share transactions	731,681,941	2,887,392,507
Total increase (decrease) in net assets	941,106,951	1,600,832,647

Net Assets
Beginning of period	34,476,304,206	32,875,471,559
End of period	$35,417,411,157	$34,476,304,206

Other Information
Shares
Sold	350,618,692	818,510,936
Issued in reinvestment of distributions	74,821,493	128,574,853
Redeemed	(351,855,184)	(657,826,356)
Net increase (decrease)	73,585,001	289,259,433

Financial Highlights
Fidelity® Series Investment Grade Bond Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.83	$10.22	$11.80	$12.28	$11.68	$10.97
Income from Investment Operations
Net investment income (loss) A,B	.212	.391	.273	.267	.333	.362
Net realized and unrealized gain (loss)	.056	(.395)	(1.568)	(.028)	.603	.727
Total from investment operations	.268	(.004)	(1.295)	.239	.936	1.089
Distributions from net investment income	(.208)	(.386)	(.276)	(.251)	(.336)	(.379)
Distributions from net realized gain	-	-	(.009)	(.468)	-	-
Total distributions	(.208)	(.386)	(.285)	(.719)	(.336)	(.379)
Net asset value, end of period	$9.89	$9.83	$10.22	$11.80	$12.28	$11.68
Total Return C,D	2.77%	(.01)%	(11.11)%	2.06%	8.16%	10.16%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H,I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-% H,I	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H,I	-%	-%	-%	-%	-%
Net investment income (loss)	4.36% H,I	3.94%	2.47%	2.27%	2.82%	3.27%
Supplemental Data
Net assets, end of period (000 omitted)	$35,417,411	$34,476,304	$32,875,472	$40,477,064	$35,945,504	$29,040,336
Portfolio turnover rate J	208% H	202%	159%	248%	259% K	175%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount represents less than .005%.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024

1. Organization.
Fidelity Series Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, options, market discount, capital loss carryforwards and losses deferred due to wash sales, futures transactions and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$119,941,209
Gross unrealized depreciation	(3,089,076,983)
Net unrealized appreciation (depreciation)	$(2,969,135,774)
Tax cost	$43,310,602,765

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(988,920,823)
Long-term	(622,334,821)
Total capital loss carryforward	$(1,611,255,644)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Series Investment Grade Bond Fund
Credit Risk
Swaps	(1,052,865)	(4,468,052)
Total Credit Risk	(1,052,865)	(4,468,052)
Interest Rate Risk
Futures Contracts	(12,696,914)	9,742,485
Purchased Options	349,200	(142,080)
Written Options	-	362,732
Swaps	(17,511,020)	7,364,647
Total Interest Rate Risk	(29,858,734)	17,327,784
Totals	(30,911,599)	12,859,732

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Investment Grade Bond Fund	20,133,942,642	20,747,331,438
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Investment Grade Bond Fund	$21,980	$-	$-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $14,470.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024

Fidelity® Series Investment Grade Bond Fund	-%-D
Actual		$ 1,000	$ 1,027.70	$-E
Hypothetical-B		$ 1,000	$ 1,024.86	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Investment Grade Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through December 31, 2025.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Board Approval of Investment Advisory Contracts
Fidelity Series Investment Grade Bond Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.873110.115
LIG-SANN-0424
Fidelity® Sustainability Bond Index Fund

Semi-Annual Report
February 29, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
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Investment Summary February 29, 2024 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.3)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.3)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 26.7%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
1.65% 2/1/28	650,000	571,936
1.7% 3/25/26	130,000	120,898
2.75% 6/1/31	150,000	127,829
3.5% 6/1/41	50,000	38,313
3.5% 9/15/53	321,000	220,635
3.55% 9/15/55	334,000	227,530
3.65% 9/15/59	125,000	84,551
3.85% 6/1/60	165,000	116,732
4.65% 6/1/44	20,000	17,140
5.15% 3/15/42	60,000	56,913
Bell Canada:
3.65% 8/15/52	50,000	36,786
5.1% 5/11/33	50,000	49,367
British Telecommunications PLC 9.625% 12/15/30	55,000	67,321
Deutsche Telekom International Financial BV 9.25% 6/1/32	50,000	63,109
Orange SA 5.5% 2/6/44	60,000	59,803
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	150,000	145,283
7.045% 6/20/36	106,000	116,736
TELUS Corp. 3.4% 5/13/32	50,000	43,397
Verizon Communications, Inc.:
0.85% 11/20/25	135,000	125,320
1.5% 9/18/30	400,000	321,113
2.355% 3/15/32	201,000	162,968
2.65% 11/20/40	70,000	48,262
2.85% 9/3/41	170,000	119,985
2.987% 10/30/56	123,000	76,422
3% 11/20/60	50,000	30,419
3.55% 3/22/51	140,000	101,669
3.7% 3/22/61	50,000	35,330
4% 3/22/50	38,000	30,005
4.016% 12/3/29	200,000	189,514
4.75% 11/1/41	189,000	173,979
		3,579,265
Entertainment - 0.1%
The Walt Disney Co.:
2% 9/1/29	50,000	43,134
2.65% 1/13/31	50,000	43,488
3.35% 3/24/25	100,000	97,989
3.6% 1/13/51	20,000	15,191
3.8% 3/22/30	80,000	75,542
4.7% 3/23/50	20,000	18,307
6.2% 12/15/34	225,000	245,740
		539,391
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	50,000	47,038
1.1% 8/15/30	60,000	48,583
1.9% 8/15/40	60,000	39,753
2.05% 8/15/50	60,000	35,438
Baidu, Inc. 4.125% 6/30/25	200,000	196,216
		367,028
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.5% 6/1/41	80,000	52,960
3.9% 6/1/52	220,000	138,314
4.4% 4/1/33	285,000	249,157
5.5% 4/1/63	175,000	135,362
6.65% 2/1/34	50,000	50,172
Comcast Corp.:
1.5% 2/15/31	300,000	239,288
1.95% 1/15/31	180,000	147,879
2.45% 8/15/52	100,000	57,307
2.65% 2/1/30	100,000	87,926
2.65% 8/15/62	20,000	11,186
2.937% 11/1/56	190,000	116,913
2.987% 11/1/63	95,000	57,075
3.25% 11/1/39	40,000	30,676
3.4% 4/1/30	30,000	27,452
3.45% 2/1/50	100,000	71,806
3.75% 4/1/40	10,000	8,185
4.55% 1/15/29	80,000	78,709
4.65% 7/15/42	50,000	45,019
4.95% 10/15/58	50,000	46,288
5.35% 5/15/53	80,000	77,962
Discovery Communications LLC:
3.625% 5/15/30	69,000	60,649
4% 9/15/55	120,000	79,430
4.65% 5/15/50	70,000	53,083
5.3% 5/15/49	20,000	16,360
Fox Corp. 4.709% 1/25/29	210,000	204,899
Grupo Televisa SA de CV 6.625% 1/15/40	60,000	61,672
Paramount Global:
4.2% 5/19/32	60,000	48,918
4.95% 1/15/31	100,000	87,811
4.95% 5/19/50	90,000	64,035
7.875% 7/30/30	20,000	20,423
Time Warner Cable LLC:
6.55% 5/1/37	50,000	47,096
7.3% 7/1/38	95,000	94,717
TWDC Enterprises 18 Corp. 4.125% 12/1/41	55,000	47,243
Warnermedia Holdings, Inc.:
3.755% 3/15/27	50,000	47,312
4.279% 3/15/32	73,000	64,400
5.141% 3/15/52	68,000	55,257
5.391% 3/15/62	145,000	116,975
		2,899,916
Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc.:
4.3% 2/15/48	100,000	79,964
4.55% 3/15/52	90,000	74,273
Sprint Corp. 7.625% 3/1/26	140,000	144,654
T-Mobile U.S.A., Inc.:
3% 2/15/41	70,000	50,559
3.5% 4/15/25	530,000	518,126
3.6% 11/15/60	125,000	86,462
3.875% 4/15/30	230,000	213,490
4.5% 4/15/50	62,000	52,465
5.05% 7/15/33	100,000	97,806
5.2% 1/15/33	130,000	129,227
5.65% 1/15/53	65,000	64,645
Vodafone Group PLC:
4.125% 5/30/25	120,000	118,071
4.375% 5/30/28	25,000	24,572
5% 5/30/38	43,000	41,417
5.125% 6/19/59	60,000	52,777
5.25% 5/30/48	20,000	18,654
6.15% 2/27/37	50,000	52,150
		1,819,312
TOTAL COMMUNICATION SERVICES		9,204,912
CONSUMER DISCRETIONARY - 1.8%
Automobile Components - 0.0%
Lear Corp. 3.5% 5/30/30	50,000	44,664
Automobiles - 0.5%
American Honda Finance Corp.:
1.2% 7/8/25	360,000	341,439
5.125% 7/7/28	40,000	40,335
Ford Motor Co.:
5.291% 12/8/46	60,000	51,886
6.1% 8/19/32	130,000	129,772
9.625% 4/22/30	110,000	128,504
General Motors Co.:
5.2% 4/1/45	120,000	105,913
5.6% 10/15/32	50,000	49,897
5.95% 4/1/49	80,000	77,061
General Motors Financial Co., Inc.:
1.25% 1/8/26	555,000	514,291
2.4% 4/10/28	80,000	71,311
2.7% 8/20/27	145,000	133,022
5.65% 1/17/29	80,000	80,710
Toyota Motor Corp.:
2.358% 7/2/24	60,000	59,364
5.123% 7/13/33	50,000	52,513
		1,836,018
Broadline Retail - 0.5%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	200,000	165,142
3.4% 12/6/27	285,000	268,772
Amazon.com, Inc.:
1% 5/12/26	193,000	177,651
1.2% 6/3/27	330,000	295,269
2.1% 5/12/31	193,000	162,150
2.875% 5/12/41	185,000	138,928
3.1% 5/12/51	193,000	136,237
3.15% 8/22/27	240,000	227,849
3.6% 4/13/32	200,000	184,435
4.25% 8/22/57	50,000	43,037
eBay, Inc.:
1.4% 5/10/26	118,000	108,829
2.7% 3/11/30	50,000	43,679
4% 7/15/42	30,000	23,823
		1,975,801
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.3% 2/21/48	62,000	53,030
Hotels, Restaurants & Leisure - 0.3%
Marriott International, Inc.:
2.85% 4/15/31	60,000	51,226
3.5% 10/15/32	80,000	69,861
McDonald's Corp.:
3.3% 7/1/25	11,000	10,742
3.5% 7/1/27	20,000	19,154
3.6% 7/1/30	165,000	152,909
3.625% 5/1/43	70,000	55,113
3.7% 1/30/26	155,000	151,404
4.2% 4/1/50	18,000	14,888
4.45% 9/1/48	64,000	55,427
6.3% 3/1/38	60,000	65,534
Starbucks Corp.:
2% 3/12/27	170,000	155,920
2.55% 11/15/30	100,000	85,897
3.35% 3/12/50	40,000	28,282
3.8% 8/15/25	50,000	48,960
4.5% 11/15/48	32,000	27,683
		993,000
Household Durables - 0.0%
Whirlpool Corp. 5.5% 3/1/33	50,000	49,576
Leisure Products - 0.0%
Hasbro, Inc. 3.9% 11/19/29	65,000	59,569
Specialty Retail - 0.5%
Advance Auto Parts, Inc. 5.95% 3/9/28	41,000	40,960
AutoNation, Inc. 4.75% 6/1/30	50,000	47,557
AutoZone, Inc.:
3.75% 6/1/27	50,000	48,029
4.5% 2/1/28	55,000	53,871
6.55% 11/1/33	40,000	43,212
Lowe's Companies, Inc.:
1.7% 10/15/30	100,000	81,195
2.625% 4/1/31	50,000	42,596
2.8% 9/15/41	90,000	62,861
3% 10/15/50	60,000	38,711
3.1% 5/3/27	34,000	32,145
4.05% 5/3/47	62,000	49,083
4.45% 4/1/62	50,000	39,922
4.5% 4/15/30	50,000	48,580
5% 4/15/33	75,000	73,980
5.125% 4/15/50	20,000	18,497
5.75% 7/1/53	20,000	20,204
5.8% 9/15/62	20,000	19,954
O'Reilly Automotive, Inc. 4.2% 4/1/30	60,000	56,953
The Home Depot, Inc.:
2.375% 3/15/51	113,000	66,485
2.95% 6/15/29	280,000	255,602
3.3% 4/15/40	200,000	156,685
4.2% 4/1/43	50,000	43,118
4.5% 9/15/32	50,000	48,912
4.5% 12/6/48	70,000	61,767
4.95% 9/30/26	210,000	210,115
TJX Companies, Inc. 1.6% 5/15/31	125,000	100,868
		1,761,862
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc.:
2.4% 3/27/25	13,000	12,639
2.85% 3/27/30	80,000	72,027
3.25% 3/27/40	55,000	43,700
3.375% 3/27/50	20,000	15,177
Tapestry, Inc. 7.85% 11/27/33	50,000	54,087
		197,630
TOTAL CONSUMER DISCRETIONARY		6,971,150
CONSUMER STAPLES - 1.2%
Beverages - 0.3%
Keurig Dr. Pepper, Inc.:
3.8% 5/1/50	90,000	68,465
4.597% 5/25/28	110,000	108,504
PepsiCo, Inc.:
1.4% 2/25/31	200,000	159,869
1.625% 5/1/30	83,000	69,049
2.375% 10/6/26	220,000	207,285
3% 10/15/27	320,000	301,693
3.6% 8/13/42	105,000	84,902
The Coca-Cola Co.:
1.45% 6/1/27	20,000	18,101
1.65% 6/1/30	10,000	8,363
2.25% 1/5/32	205,000	172,691
2.5% 6/1/40	10,000	7,144
2.6% 6/1/50	10,000	6,470
2.75% 6/1/60	70,000	44,409
3.45% 3/25/30	60,000	55,974
4.2% 3/25/50	50,000	44,172
		1,357,091
Consumer Staples Distribution & Retail - 0.4%
Costco Wholesale Corp. 1.375% 6/20/27	370,000	332,849
Dollar General Corp. 5% 11/1/32	60,000	58,316
Dollar Tree, Inc. 4.2% 5/15/28	50,000	48,223
Kroger Co.:
1.7% 1/15/31	100,000	79,755
4.65% 1/15/48	30,000	26,144
5% 4/15/42	50,000	45,875
Sysco Corp.:
3.3% 2/15/50	50,000	35,315
4.5% 4/1/46	50,000	42,816
5.95% 4/1/30	53,000	55,150
Target Corp.:
2.95% 1/15/52	65,000	43,257
3.9% 11/15/47	25,000	20,429
4% 7/1/42	50,000	43,256
Walmart, Inc.:
1.05% 9/17/26	130,000	118,763
2.5% 9/22/41	205,000	144,787
3.3% 4/22/24	120,000	119,648
3.9% 4/15/28	50,000	48,788
4.05% 6/29/48	130,000	112,110
4.1% 4/15/33	50,000	47,643
		1,423,124
Food Products - 0.3%
Archer Daniels Midland Co. 4.016% 4/16/43	75,000	61,494
Campbell Soup Co. 3.95% 3/15/25	100,000	98,397
Conagra Brands, Inc.:
4.3% 5/1/24	30,000	29,931
4.85% 11/1/28	55,000	54,030
5.4% 11/1/48	22,000	20,314
7% 10/1/28	50,000	53,414
General Mills, Inc.:
2.875% 4/15/30	13,000	11,489
3% 2/1/51	50,000	32,214
4.2% 4/17/28	60,000	58,259
Kellanova:
4.3% 5/15/28	50,000	48,597
7.45% 4/1/31	40,000	44,779
Kraft Heinz Foods Co. 5.5% 6/1/50	195,000	189,667
Mondelez International, Inc.:
2.625% 9/4/50	50,000	31,375
2.75% 4/13/30	30,000	26,516
Pilgrim's Pride Corp. 6.875% 5/15/34	50,000	52,656
The J.M. Smucker Co.:
4.25% 3/15/35	50,000	44,857
6.5% 11/15/43	50,000	53,551
Tyson Foods, Inc.:
4% 3/1/26	40,000	39,052
4.875% 8/15/34	55,000	52,232
5.1% 9/28/48	40,000	35,291
Unilever Capital Corp. 1.75% 8/12/31	135,000	108,731
		1,146,846
Household Products - 0.1%
Church & Dwight Co., Inc. 2.3% 12/15/31	70,000	57,761
Colgate-Palmolive Co. 4.6% 3/1/33	50,000	49,595
Kimberly-Clark Corp.:
1.05% 9/15/27	53,000	46,636
2.875% 2/7/50	55,000	37,592
3.1% 3/26/30	7,000	6,375
Procter & Gamble Co.:
3% 3/25/30	36,000	32,945
3.6% 3/25/50	180,000	147,792
		378,696
Personal Care Products - 0.1%
Estee Lauder Companies, Inc.:
1.95% 3/15/31	75,000	61,535
6% 5/15/37	40,000	42,688
Kenvue, Inc.:
4.9% 3/22/33	32,000	31,636
5.05% 3/22/28	32,000	32,204
5.05% 3/22/53	52,000	50,078
5.2% 3/22/63	10,000	9,688
		227,829
TOTAL CONSUMER STAPLES		4,533,586
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
Baker Hughes Co. 3.337% 12/15/27	150,000	141,437
Halliburton Co.:
2.92% 3/1/30	80,000	71,057
5% 11/15/45	86,000	80,028
		292,522
Oil, Gas & Consumable Fuels - 0.9%
Cheniere Energy Partners LP 4.5% 10/1/29	70,000	65,567
Enbridge Energy Partners LP 7.5% 4/15/38	50,000	57,830
Enbridge, Inc.:
3.4% 8/1/51	80,000	55,911
6.7% 11/15/53	20,000	22,357
8.5% 1/15/84 (b)	20,000	21,326
Enterprise Products Operating LP:
3.3% 2/15/53	250,000	174,052
5.35% 1/31/33	150,000	151,997
7.55% 4/15/38	55,000	65,429
Kinder Morgan, Inc. 5.2% 6/1/33	30,000	29,207
Marathon Petroleum Corp. 4.75% 9/15/44	88,000	76,830
MPLX LP:
4.5% 4/15/38	48,000	41,775
4.875% 12/1/24	152,000	151,129
4.9% 4/15/58	50,000	41,334
5% 3/1/33	100,000	95,651
5.5% 2/15/49	50,000	46,825
ONEOK Partners LP 6.65% 10/1/36	50,000	52,976
ONEOK, Inc.:
4.85% 2/1/49	50,000	42,715
5.65% 11/1/28	20,000	20,346
6.05% 9/1/33	80,000	82,448
6.35% 1/15/31	187,000	195,879
6.625% 9/1/53	30,000	32,239
Phillips 66 Co.:
4.65% 11/15/34	65,000	61,083
5.3% 6/30/33	60,000	59,503
5.875% 5/1/42	54,000	55,667
Plains All American Pipeline LP/PAA Finance Corp. 3.55% 12/15/29	140,000	127,019
Sabine Pass Liquefaction LLC 5% 3/15/27	160,000	158,809
Targa Resources Corp.:
4.95% 4/15/52	60,000	51,333
6.125% 3/15/33	50,000	51,478
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5% 1/15/28	125,000	122,248
The Williams Companies, Inc.:
3.75% 6/15/27	26,000	24,882
5.4% 3/2/26	100,000	100,233
5.65% 3/15/33	50,000	50,843
TransCanada PipeLines Ltd.:
4.1% 4/15/30	300,000	280,748
4.625% 3/1/34	50,000	46,347
5% 10/16/43	50,000	44,670
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	20,000	17,990
3.95% 5/15/50	50,000	38,872
4.45% 8/1/42	105,000	90,884
Valero Energy Corp.:
2.15% 9/15/27	125,000	113,271
3.4% 9/15/26	50,000	47,770
4% 4/1/29	155,000	147,934
Western Gas Partners LP:
4.05% 2/1/30	50,000	46,223
5.45% 4/1/44	50,000	44,816
		3,306,446
TOTAL ENERGY		3,598,968
FINANCIALS - 11.2%
Banks - 6.8%
Banco Santander SA:
U.S. TREASURY 1 YEAR INDEX + 0.450% 5.742% 6/30/24 (b)(c)	400,000	400,065
1.849% 3/25/26	400,000	371,252
5.179% 11/19/25	200,000	197,322
Bank of America Corp.:
0.981% 9/25/25 (b)	600,000	584,154
1.734% 7/22/27 (b)	43,000	39,430
2.087% 6/14/29 (b)	310,000	272,422
2.651% 3/11/32 (b)	80,000	66,951
2.676% 6/19/41 (b)	420,000	292,443
2.687% 4/22/32 (b)	43,000	36,009
2.831% 10/24/51 (b)	50,000	32,057
3.194% 7/23/30 (b)	180,000	162,041
3.458% 3/15/25 (b)	120,000	119,904
3.846% 3/8/37 (b)	180,000	157,142
3.974% 2/7/30 (b)	35,000	32,900
4.083% 3/20/51 (b)	130,000	104,936
4.183% 11/25/27	95,000	91,853
4.244% 4/24/38 (b)	75,000	66,532
4.271% 7/23/29 (b)	60,000	57,648
4.33% 3/15/50 (b)	50,000	42,539
4.376% 4/27/28 (b)	100,000	97,217
4.571% 4/27/33 (b)	510,000	479,467
4.75% 4/21/45	55,000	49,941
5.202% 4/25/29 (b)	50,000	49,729
5.288% 4/25/34 (b)	40,000	39,434
5.875% 2/7/42	135,000	142,263
6.204% 11/10/28 (b)	350,000	361,098
Bank of America NA 5.526% 8/18/26	510,000	515,044
Bank of Montreal:
3.088% 1/10/37 (b)	50,000	40,476
5.2% 12/12/24	80,000	79,750
5.717% 9/25/28	130,000	133,267
Bank of Nova Scotia:
1.95% 2/2/27	50,000	45,907
2.45% 2/2/32	60,000	49,243
2.7% 8/3/26	65,000	61,453
4.5% 12/16/25	85,000	83,549
4.588% 5/4/37 (b)	10,000	8,944
4.85% 2/1/30	30,000	29,601
5.25% 6/12/28	60,000	60,286
Barclays PLC:
2.852% 5/7/26 (b)	480,000	464,049
3.33% 11/24/42 (b)	200,000	144,790
3.932% 5/7/25 (b)	200,000	199,225
4.836% 5/9/28	215,000	207,184
5.829% 5/9/27 (b)	400,000	401,012
BB&T Corp. 3.875% 3/19/29	100,000	91,996
Canadian Imperial Bank of Commerce:
3.6% 4/7/32	64,000	57,201
5.001% 4/28/28	90,000	89,677
Citigroup, Inc.:
2.976% 11/5/30 (b)	290,000	255,577
3.106% 4/8/26 (b)	110,000	107,064
3.2% 10/21/26	191,000	181,370
3.52% 10/27/28 (b)	190,000	178,551
3.785% 3/17/33 (b)	190,000	168,118
3.875% 3/26/25	430,000	422,095
4.125% 7/25/28	154,000	146,492
4.412% 3/31/31 (b)	110,000	103,911
4.65% 7/30/45	42,000	37,774
4.65% 7/23/48	115,000	102,342
4.75% 5/18/46	60,000	52,811
5.875% 1/30/42	65,000	68,263
6.625% 6/15/32	60,000	63,887
8.125% 7/15/39	85,000	107,940
Export-Import Bank of Korea 5.125% 9/18/28	220,000	222,781
Fifth Third Bancorp:
3.95% 3/14/28	100,000	95,122
4.772% 7/28/30 (b)	20,000	19,084
6.361% 10/27/28 (b)	70,000	71,362
8.25% 3/1/38	20,000	23,648
HSBC Holdings PLC:
2.804% 5/24/32 (b)	340,000	281,106
4.041% 3/13/28 (b)	211,000	202,278
4.292% 9/12/26 (b)	850,000	833,127
4.755% 6/9/28 (b)	200,000	195,284
6.161% 3/9/29 (b)	200,000	204,343
6.5% 5/2/36	120,000	122,824
6.8% 6/1/38	100,000	104,967
7.625% 5/17/32	110,000	120,002
HSBC U.S.A., Inc. 3.5% 6/23/24	100,000	99,355
Huntington Bancshares, Inc.:
2.55% 2/4/30	55,000	46,403
4.443% 8/4/28 (b)	30,000	28,812
5.709% 2/2/35 (b)	20,000	19,733
6.208% 8/21/29 (b)	30,000	30,506
ING Groep NV 3.95% 3/29/27	260,000	250,383
Japan Bank International Cooperation:
1.25% 1/21/31	262,000	209,577
2.5% 5/23/24	600,000	595,949
JPMorgan Chase & Co.:
0.969% 6/23/25 (b)	180,000	177,224
1.47% 9/22/27 (b)	170,000	154,468
2.069% 6/1/29 (b)	150,000	132,149
2.083% 4/22/26 (b)	20,000	19,242
2.525% 11/19/41 (b)	110,000	75,587
2.545% 11/8/32 (b)	180,000	148,219
2.956% 5/13/31 (b)	50,000	43,429
3.328% 4/22/52 (b)	80,000	56,792
4.203% 7/23/29 (b)	30,000	28,805
4.323% 4/26/28 (b)	170,000	165,894
4.452% 12/5/29 (b)	185,000	178,950
4.493% 3/24/31 (b)	200,000	192,089
4.565% 6/14/30 (b)	310,000	300,339
4.586% 4/26/33 (b)	170,000	161,302
4.912% 7/25/33 (b)	125,000	121,259
4.95% 6/1/45	92,000	86,377
5.35% 6/1/34 (b)	220,000	219,025
6.4% 5/15/38	86,000	95,948
KeyCorp:
2.55% 10/1/29	20,000	16,727
4.1% 4/30/28	55,000	51,509
4.789% 6/1/33 (b)	50,000	45,229
Lloyds Banking Group PLC:
4.45% 5/8/25	200,000	197,437
4.65% 3/24/26	221,000	216,802
5.871% 3/6/29 (b)	200,000	201,901
M&T Bank Corp. 5.053% 1/27/34 (b)	65,000	59,674
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (b)	200,000	182,980
2.048% 7/17/30	210,000	174,315
2.801% 7/18/24	200,000	197,836
3.741% 3/7/29	180,000	170,014
4.286% 7/26/38	73,000	67,589
Mizuho Financial Group, Inc.:
2.226% 5/25/26 (b)	400,000	383,648
5.778% 7/6/29 (b)	220,000	224,146
National Australia Bank Ltd. 5.2% 5/13/25	320,000	320,337
NatWest Group PLC:
5.583% 3/1/28 (b)	300,000	300,259
5.847% 3/2/27 (b)	400,000	401,643
Oesterreichische Kontrollbank AG 0.375% 9/17/25	42,000	39,195
PNC Financial Services Group, Inc.:
1.15% 8/13/26	203,000	184,373
2.2% 11/1/24	80,000	78,243
4.626% 6/6/33 (b)	85,000	78,769
5.582% 6/12/29 (b)	100,000	100,551
5.676% 1/22/35 (b)	50,000	50,144
5.939% 8/18/34 (b)	80,000	81,502
6.037% 10/28/33 (b)	50,000	51,311
Rabobank Nederland 5.25% 5/24/41	54,000	54,573
Regions Financial Corp. 2.25% 5/18/25	60,000	57,454
Royal Bank of Canada:
0.75% 10/7/24	50,000	48,609
2.3% 11/3/31	55,000	45,029
2.55% 7/16/24	100,000	98,824
3.625% 5/4/27	60,000	57,530
3.875% 5/4/32	30,000	27,388
4.9% 1/12/28	220,000	219,501
Santander Holdings U.S.A., Inc.:
4.4% 7/13/27	73,000	69,985
6.565% 6/12/29 (b)	30,000	30,524
7.66% 11/9/31 (b)	30,000	32,055
Santander UK Group Holdings PLC 1.089% 3/15/25 (b)	200,000	199,679
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	450,000	427,660
2.142% 9/23/30	64,000	52,597
2.174% 1/14/27	270,000	249,397
2.348% 1/15/25	200,000	194,779
5.464% 1/13/26	430,000	431,571
5.52% 1/13/28	250,000	254,007
6.184% 7/13/43	20,000	21,916
The Toronto-Dominion Bank:
3.2% 3/10/32	95,000	82,843
3.625% 9/15/31 (b)	75,000	71,692
5.156% 1/10/28	30,000	30,103
5.264% 12/11/26	100,000	100,637
5.523% 7/17/28	120,000	122,014
Truist Financial Corp.:
1.2% 8/5/25	200,000	188,098
1.267% 3/2/27 (b)	103,000	94,547
4.873% 1/26/29 (b)	35,000	34,136
5.711% 1/24/35 (b)	60,000	59,402
5.867% 6/8/34 (b)	60,000	59,994
6.123% 10/28/33 (b)	50,000	50,880
U.S. Bancorp:
1.375% 7/22/30	380,000	300,934
3.1% 4/27/26	50,000	47,758
3.9% 4/26/28	94,000	90,034
4.967% 7/22/33 (b)	10,000	9,346
5.85% 10/21/33 (b)	30,000	30,369
Wachovia Corp. 5.5% 8/1/35	60,000	58,836
Wells Fargo & Co.:
4.54% 8/15/26 (b)	1,000,000	986,183
4.611% 4/25/53 (b)	70,000	61,026
4.897% 7/25/33 (b)	425,000	406,363
4.9% 11/17/45	280,000	248,212
5.389% 4/24/34 (b)	170,000	167,202
5.557% 7/25/34 (b)	50,000	49,807
5.574% 7/25/29 (b)	50,000	50,327
6.491% 10/23/34 (b)	100,000	106,351
Westpac Banking Corp.:
1.953% 11/20/28	50,000	43,882
2.668% 11/15/35 (b)	40,000	32,619
2.894% 2/4/30 (b)	100,000	96,959
3.35% 3/8/27	115,000	110,036
4.11% 7/24/34 (b)	200,000	182,689
5.535% 11/17/28	80,000	81,876
		25,743,709
Capital Markets - 2.2%
Ameriprise Financial, Inc.:
3% 4/2/25	50,000	48,727
5.7% 12/15/28	40,000	41,136
Bank of New York Mellon Corp.:
1.8% 7/28/31	47,000	37,886
4.414% 7/24/26 (b)	200,000	197,251
4.967% 4/26/34 (b)	30,000	29,235
5.834% 10/25/33 (b)	100,000	103,845
Bank of New York, New York 5.224% 11/21/25 (b)	270,000	269,470
BlackRock, Inc.:
3.2% 3/15/27	220,000	210,473
4.75% 5/25/33	10,000	9,819
Cboe Global Markets, Inc. 3.65% 1/12/27	60,000	58,102
Charles Schwab Corp.:
1.65% 3/11/31	50,000	39,659
2% 3/20/28	115,000	102,010
2.9% 3/3/32	55,000	46,644
5.853% 5/19/34 (b)	10,000	10,155
5.875% 8/24/26	200,000	203,088
6.136% 8/24/34 (b)	30,000	31,080
CI Financial Corp. 3.2% 12/17/30	55,000	43,843
CME Group, Inc. 2.65% 3/15/32	90,000	77,195
Credit Suisse AG:
1.25% 8/7/26	310,000	281,064
3.625% 9/9/24	285,000	282,172
Credit Suisse U.S.A., Inc. 7.125% 7/15/32	50,000	55,802
Deutsche Bank AG 4.1% 1/13/26	85,000	82,740
Deutsche Bank AG London Branch 3.7% 5/30/24	85,000	84,468
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (b)	150,000	136,267
3.7% 5/30/24	100,000	99,413
6.819% 11/20/29 (b)	150,000	155,121
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (b)	230,000	219,511
1.093% 12/9/26 (b)	100,000	92,634
1.948% 10/21/27 (b)	260,000	238,017
2.383% 7/21/32 (b)	100,000	81,378
2.615% 4/22/32 (b)	65,000	54,046
3.436% 2/24/43 (b)	135,000	102,696
3.691% 6/5/28 (b)	260,000	247,949
4.017% 10/31/38 (b)	155,000	132,427
4.411% 4/23/39 (b)	180,000	159,285
6.25% 2/1/41	75,000	80,735
6.75% 10/1/37	180,000	195,651
Intercontinental Exchange, Inc.:
1.85% 9/15/32	140,000	107,981
2.65% 9/15/40	225,000	157,948
3.75% 9/21/28	20,000	19,084
Jefferies Financial Group, Inc.:
4.15% 1/23/30	80,000	74,432
4.85% 1/15/27	50,000	49,656
5.875% 7/21/28	30,000	30,589
Legg Mason, Inc. 5.625% 1/15/44	10,000	10,034
Moody's Corp.:
4.25% 2/1/29	110,000	106,415
4.875% 12/17/48	40,000	36,977
Morgan Stanley:
1.512% 7/20/27 (b)	70,000	64,039
1.593% 5/4/27 (b)	60,000	55,315
1.794% 2/13/32 (b)	195,000	154,395
2.239% 7/21/32 (b)	70,000	56,393
2.484% 9/16/36 (b)	55,000	43,109
2.699% 1/22/31 (b)	360,000	311,849
3.217% 4/22/42 (b)	175,000	131,567
3.625% 1/20/27	268,000	258,393
3.772% 1/24/29 (b)	510,000	482,210
3.95% 4/23/27	50,000	48,129
5.123% 2/1/29 (b)	100,000	99,345
5.164% 4/20/29 (b)	200,000	198,856
5.25% 4/21/34 (b)	50,000	49,077
5.297% 4/20/37 (b)	95,000	91,007
5.424% 7/21/34 (b)	50,000	49,703
5.597% 3/24/51 (b)	50,000	51,915
NASDAQ, Inc.:
1.65% 1/15/31	85,000	67,673
2.5% 12/21/40	70,000	46,412
5.35% 6/28/28	30,000	30,301
5.95% 8/15/53	8,000	8,226
Nomura Holdings, Inc.:
1.653% 7/14/26	215,000	196,790
6.07% 7/12/28	200,000	204,854
Northern Trust Corp.:
1.95% 5/1/30	50,000	42,239
3.375% 5/8/32 (b)	30,000	27,839
S&P Global, Inc.:
2.3% 8/15/60	85,000	45,912
3.25% 12/1/49	50,000	35,754
4.75% 8/1/28	70,000	69,780
State Street Corp.:
1.684% 11/18/27 (b)	250,000	228,905
2.623% 2/7/33 (b)	60,000	49,811
6.123% 11/21/34 (b)	30,000	31,009
UBS Group AG 3.75% 3/26/25	250,000	244,847
		8,409,764
Consumer Finance - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	150,000	138,359
3.4% 10/29/33	150,000	124,617
3.5% 1/15/25	150,000	147,108
5.1% 1/19/29	150,000	147,443
Ally Financial, Inc.:
5.125% 9/30/24	250,000	248,901
5.8% 5/1/25	50,000	49,921
6.848% 1/3/30 (b)	40,000	40,881
8% 11/1/31	65,000	71,353
American Express Co.:
2.5% 7/30/24	124,000	122,404
3.95% 8/1/25	120,000	117,894
4.05% 12/3/42	70,000	60,297
5.043% 5/1/34 (b)	60,000	58,888
5.282% 7/27/29 (b)	60,000	60,307
Capital One Financial Corp.:
2.636% 3/3/26 (b)	80,000	77,584
3.273% 3/1/30 (b)	80,000	71,307
3.75% 7/28/26	115,000	110,460
3.8% 1/31/28	210,000	198,614
5.468% 2/1/29 (b)	45,000	44,751
6.377% 6/8/34 (b)	70,000	72,128
Discover Financial Services:
4.1% 2/9/27	50,000	47,955
4.5% 1/30/26	102,000	100,371
7.964% 11/2/34 (b)	30,000	33,602
Ford Motor Credit Co. LLC:
6.798% 11/7/28	200,000	207,284
6.8% 5/12/28	145,000	149,634
John Deere Capital Corp.:
3.35% 6/12/24	140,000	139,134
3.45% 3/7/29	60,000	56,667
4.9% 3/3/28	60,000	60,340
5.15% 9/8/33	60,000	61,029
Synchrony Financial:
3.7% 8/4/26	30,000	28,316
4.25% 8/15/24	105,000	104,035
4.5% 7/23/25	68,000	66,466
Toyota Motor Credit Corp.:
2.4% 1/13/32	70,000	58,581
3% 4/1/25	330,000	322,435
4.625% 1/12/28	145,000	144,108
4.65% 1/5/29	70,000	69,255
		3,612,429
Financial Services - 0.6%
Aon Corp. / Aon Global Holdings PLC:
2.85% 5/28/27	50,000	46,585
2.9% 8/23/51	10,000	6,241
Brixmor Operating Partnership LP:
2.25% 4/1/28	50,000	44,238
4.05% 7/1/30	12,000	11,041
4.125% 5/15/29	9,000	8,415
CNH Industrial Capital LLC 5.5% 1/12/29	60,000	60,818
Corebridge Financial, Inc. 3.9% 4/5/32	125,000	110,013
DH Europe Finance II SARL:
2.2% 11/15/24	30,000	29,322
2.6% 11/15/29	20,000	17,781
3.4% 11/15/49	20,000	14,965
Equitable Holdings, Inc.:
4.35% 4/20/28	100,000	96,289
5% 4/20/48	16,000	14,467
Fidelity National Information Services, Inc.:
1.15% 3/1/26	68,000	62,883
2.25% 3/1/31	50,000	41,870
5.1% 7/15/32	60,000	59,995
Fiserv, Inc.:
3.5% 7/1/29	40,000	36,751
4.4% 7/1/49	120,000	100,393
Global Payments, Inc.:
1.2% 3/1/26	122,000	112,303
4.15% 8/15/49	50,000	38,142
Jackson Financial, Inc. 5.17% 6/8/27	50,000	49,676
KfW 0% 4/18/36	125,000	72,208
MasterCard, Inc.:
2.95% 3/15/51	50,000	34,822
3.3% 3/26/27	13,000	12,471
3.35% 3/26/30	18,000	16,628
3.65% 6/1/49	20,000	15,960
3.85% 3/26/50	65,000	53,695
National Rural Utilities Cooperative Finance Corp.:
4.15% 12/15/32	100,000	92,141
5.45% 10/30/25	220,000	220,718
5.8% 1/15/33	30,000	31,028
PayPal Holdings, Inc.:
1.65% 6/1/25	20,000	19,142
2.3% 6/1/30	50,000	42,554
5.25% 6/1/62	55,000	51,233
Rexford Industrial Realty LP 2.125% 12/1/30	20,000	16,193
The Western Union Co. 2.85% 1/10/25	20,000	19,512
Visa, Inc.:
1.9% 4/15/27	43,000	39,619
2.05% 4/15/30	70,000	60,054
2.7% 4/15/40	60,000	44,304
2.75% 9/15/27	205,000	192,078
4.3% 12/14/45	65,000	58,112
Voya Financial, Inc. 3.65% 6/15/26	60,000	57,579
		2,112,239
Insurance - 0.7%
ACE INA Holdings, Inc.:
1.375% 9/15/30	50,000	40,473
3.05% 12/15/61	70,000	46,564
3.35% 5/3/26	144,000	138,835
Allstate Corp. 1.45% 12/15/30	230,000	181,610
American International Group, Inc.:
4.375% 6/30/50	50,000	42,935
4.5% 7/16/44	127,000	112,053
5.75% 4/1/48 (b)	60,000	58,944
Aon Corp. 4.5% 12/15/28	50,000	48,789
Aon North America, Inc. 5.45% 3/1/34	100,000	100,063
Aon PLC 4.75% 5/15/45	68,000	59,981
Arch Capital Finance LLC 4.011% 12/15/26	170,000	163,936
Arthur J. Gallagher & Co.:
5.75% 3/2/53	25,000	24,635
6.75% 2/15/54	30,000	33,818
Athene Holding Ltd.:
6.15% 4/3/30	65,000	66,879
6.65% 2/1/33	30,000	31,397
Brighthouse Financial, Inc. 3.85% 12/22/51	50,000	32,634
Brown & Brown, Inc. 4.5% 3/15/29	65,000	62,909
Fairfax Financial Holdings Ltd. 6% 12/7/33 (d)	50,000	50,231
Hartford Financial Services Group, Inc. 2.8% 8/19/29	135,000	120,656
Lincoln National Corp.:
3.8% 3/1/28	76,000	72,274
4.375% 6/15/50	80,000	61,684
Manulife Financial Corp. 5.375% 3/4/46	30,000	29,378
Marsh & McLennan Companies, Inc.:
2.9% 12/15/51	50,000	32,058
4.75% 3/15/39	95,000	89,939
4.9% 3/15/49	33,000	30,525
MetLife, Inc.:
4.125% 8/13/42	60,000	50,849
4.55% 3/23/30	200,000	195,890
5.375% 7/15/33	75,000	75,309
Principal Financial Group, Inc. 6.05% 10/15/36	50,000	52,606
Progressive Corp.:
3% 3/15/32	65,000	56,280
4.125% 4/15/47	50,000	41,978
4.2% 3/15/48	10,000	8,601
Prudential Financial, Inc.:
3.7% 10/1/50 (b)	75,000	65,509
4.35% 2/25/50	140,000	118,495
5.7% 9/15/48 (b)	50,000	48,585
The Travelers Companies, Inc.:
5.35% 11/1/40	125,000	126,090
6.25% 6/15/37	40,000	43,970
Unum Group 4% 6/15/29	30,000	28,055
Willis Group North America, Inc.:
2.95% 9/15/29	93,000	82,739
4.5% 9/15/28	30,000	28,958
		2,757,114
TOTAL FINANCIALS		42,635,255
HEALTH CARE - 3.0%
Biotechnology - 0.7%
AbbVie, Inc.:
2.6% 11/21/24	10,000	9,793
2.95% 11/21/26	10,000	9,482
3.2% 11/21/29	20,000	18,299
3.6% 5/14/25	180,000	176,402
4.05% 11/21/39	10,000	8,767
4.25% 11/21/49	310,000	265,949
4.7% 5/14/45	50,000	46,055
4.8% 3/15/29	100,000	99,539
4.875% 11/14/48	120,000	113,564
5.05% 3/15/34	100,000	100,498
5.4% 3/15/54	80,000	81,210
Amgen, Inc.:
2.8% 8/15/41	200,000	142,625
3.15% 2/21/40	105,000	78,774
3.375% 2/21/50	30,000	21,534
4.2% 3/1/33	100,000	92,503
4.4% 5/1/45	178,000	151,965
4.875% 3/1/53	40,000	35,891
5.15% 3/2/28	270,000	270,521
5.25% 3/2/30	70,000	70,520
5.25% 3/2/33	60,000	59,835
5.6% 3/2/43	80,000	80,087
5.65% 3/2/53	50,000	49,979
Baxalta, Inc. 5.25% 6/23/45	135,000	130,194
Biogen, Inc. 3.25% 2/15/51	67,000	45,868
Gilead Sciences, Inc.:
2.6% 10/1/40	150,000	104,722
2.8% 10/1/50	110,000	70,890
3.65% 3/1/26	175,000	169,923
4.8% 4/1/44	52,000	47,761
		2,553,150
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories 5.3% 5/27/40	140,000	143,094
Baxter International, Inc.:
1.915% 2/1/27	60,000	54,578
2.539% 2/1/32	100,000	81,990
Becton, Dickinson & Co.:
2.823% 5/20/30	140,000	122,937
3.363% 6/6/24	25,000	24,838
4.685% 12/15/44	10,000	8,950
Boston Scientific Corp. 2.65% 6/1/30	161,000	140,735
GE Healthcare Holding LLC 5.905% 11/22/32	100,000	103,926
Medtronic, Inc. 4.375% 3/15/35	157,000	148,019
Stryker Corp. 2.9% 6/15/50	80,000	54,773
Zimmer Biomet Holdings, Inc. 2.6% 11/24/31	60,000	50,313
		934,153
Health Care Providers & Services - 1.2%
Aetna, Inc. 4.75% 3/15/44	40,000	34,497
Cardinal Health, Inc. 3.41% 6/15/27	70,000	66,374
Centene Corp.:
2.625% 8/1/31	70,000	57,279
3.375% 2/15/30	140,000	123,501
4.25% 12/15/27	90,000	85,612
Cigna Group:
1.25% 3/15/26	85,000	78,523
2.375% 3/15/31	100,000	83,482
3.4% 3/15/51	20,000	13,983
4.125% 11/15/25	12,000	11,797
4.375% 10/15/28	100,000	97,064
4.8% 8/15/38	69,000	63,994
4.8% 7/15/46	120,000	107,238
4.9% 12/15/48	19,000	17,076
CVS Health Corp.:
2.7% 8/21/40	310,000	211,961
2.875% 6/1/26	170,000	161,542
4.25% 4/1/50	60,000	47,903
4.3% 3/25/28	250,000	242,625
4.78% 3/25/38	42,000	38,166
4.875% 7/20/35	60,000	57,193
5.05% 3/25/48	60,000	53,518
5.625% 2/21/53	60,000	57,643
5.875% 6/1/53	20,000	19,934
6% 6/1/63	50,000	50,053
Elevance Health, Inc.:
2.375% 1/15/25	190,000	184,837
3.125% 5/15/50	130,000	89,119
3.65% 12/1/27	240,000	229,433
3.7% 9/15/49	10,000	7,578
4.101% 3/1/28	100,000	96,738
4.625% 5/15/42	30,000	27,018
4.65% 1/15/43	65,000	58,812
HCA Holdings, Inc.:
3.625% 3/15/32	100,000	87,356
4.125% 6/15/29	289,000	272,111
4.375% 3/15/42	50,000	41,523
5.5% 6/15/47	50,000	46,553
6% 4/1/54	100,000	99,248
Humana, Inc.:
1.35% 2/3/27	50,000	44,833
3.125% 8/15/29	50,000	45,260
4.875% 4/1/30	114,000	112,171
5.5% 3/15/53	30,000	29,059
Laboratory Corp. of America Holdings 2.95% 12/1/29	40,000	35,650
Sabra Health Care LP 5.125% 8/15/26	30,000	29,456
UnitedHealth Group, Inc.:
1.25% 1/15/26	25,000	23,357
2% 5/15/30	80,000	67,305
2.3% 5/15/31	286,000	239,786
2.375% 8/15/24	50,000	49,326
2.9% 5/15/50	36,000	23,915
3.05% 5/15/41	115,000	85,443
3.7% 8/15/49	20,000	15,350
4.25% 1/15/29	30,000	29,229
4.375% 3/15/42	55,000	48,945
5.05% 4/15/53	110,000	104,653
5.8% 3/15/36	50,000	52,930
6.05% 2/15/63	50,000	54,149
6.625% 11/15/37	50,000	56,542
6.875% 2/15/38	185,000	214,907
		4,383,550
Life Sciences Tools & Services - 0.1%
Danaher Corp. 2.6% 10/1/50	80,000	50,679
Revvity, Inc. 2.25% 9/15/31	30,000	24,394
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	150,000	133,782
5.086% 8/10/33	40,000	40,234
		249,089
Pharmaceuticals - 0.8%
AstraZeneca Finance LLC:
1.2% 5/28/26	90,000	82,780
2.25% 5/28/31	90,000	75,501
4.875% 3/3/33	100,000	99,766
AstraZeneca PLC 4.375% 8/17/48	66,000	58,718
Bristol-Myers Squibb Co.:
2.35% 11/13/40	160,000	107,316
3.4% 7/26/29	16,000	14,919
3.55% 3/15/42	50,000	39,422
3.9% 3/15/62	50,000	37,323
4.125% 6/15/39	50,000	43,560
4.55% 2/20/48	55,000	48,428
5.2% 2/22/34	150,000	151,219
6.4% 11/15/63	70,000	78,158
Eli Lilly & Co.:
2.25% 5/15/50	70,000	42,329
4.875% 2/27/53	50,000	48,365
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	62,000	69,469
GSK Consumer Healthcare Capital U.S. LLC 3.375% 3/24/27	250,000	237,463
Johnson & Johnson:
0.55% 9/1/25	60,000	56,291
1.3% 9/1/30	60,000	49,125
2.1% 9/1/40	60,000	40,776
2.45% 9/1/60	60,000	35,413
3.5% 1/15/48	145,000	114,603
Merck & Co., Inc.:
2.45% 6/24/50	180,000	110,915
2.9% 12/10/61	100,000	62,142
4.5% 5/17/33	125,000	121,558
4.9% 5/17/44	50,000	48,030
Mylan NV 5.2% 4/15/48	83,000	68,230
Novartis Capital Corp. 3.7% 9/21/42	110,000	91,232
Pfizer Investment Enterprises:
4.45% 5/19/28	150,000	147,075
4.65% 5/19/30	64,000	62,954
4.75% 5/19/33	100,000	97,381
5.11% 5/19/43	60,000	57,705
5.3% 5/19/53	77,000	75,321
5.34% 5/19/63	70,000	67,428
Pfizer, Inc.:
2.55% 5/28/40	345,000	242,038
3.9% 3/15/39	50,000	42,700
Royalty Pharma PLC 3.3% 9/2/40	70,000	51,375
Viatris, Inc. 2.3% 6/22/27	105,000	94,977
Wyeth LLC 6.5% 2/1/34	100,000	110,090
Zoetis, Inc. 3% 5/15/50	70,000	48,014
		3,130,109
TOTAL HEALTH CARE		11,250,051
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.0%
Howmet Aerospace, Inc. 5.95% 2/1/37	20,000	20,308
Air Freight & Logistics - 0.1%
FedEx Corp.:
3.25% 4/1/26	152,000	146,540
4.1% 4/15/43	50,000	40,777
4.4% 1/15/47	80,000	66,454
4.95% 10/17/48	78,000	70,435
United Parcel Service, Inc.:
3.75% 11/15/47	58,000	45,991
5.3% 4/1/50	110,000	110,327
		480,524
Building Products - 0.2%
Carrier Global Corp.:
2.242% 2/15/25	620,000	600,743
3.377% 4/5/40	80,000	61,738
5.9% 3/15/34	39,000	40,457
Johnson Controls International PLC 5.125% 9/14/45	50,000	46,456
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75% 9/15/30	30,000	24,511
Masco Corp.:
2% 2/15/31	29,000	23,549
3.125% 2/15/51	14,000	9,333
Owens Corning 3.95% 8/15/29	90,000	84,870
		891,657
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 1.75% 2/15/32	200,000	156,939
Veralto Corp.:
5.35% 9/18/28 (d)	30,000	30,203
5.5% 9/18/26 (d)	40,000	40,172
Waste Management, Inc.:
2% 6/1/29	55,000	47,591
2.5% 11/15/50	70,000	43,235
4.875% 2/15/29	70,000	70,064
		388,204
Electrical Equipment - 0.0%
Emerson Electric Co. 2.8% 12/21/51	70,000	45,187
Hubbell, Inc. 3.35% 3/1/26	60,000	57,935
Regal Rexnord Corp. 6.4% 4/15/33 (d)	50,000	51,332
		154,454
Ground Transportation - 0.5%
Burlington Northern Santa Fe LLC:
3.9% 8/1/46	310,000	250,489
6.15% 5/1/37	50,000	54,589
Canadian National Railway Co.:
2.45% 5/1/50	40,000	24,898
2.75% 3/1/26	141,000	135,284
6.125% 11/1/53	30,000	34,052
Canadian Pacific Railway Co.:
1.75% 12/2/26	130,000	119,217
2.45% 12/2/31	130,000	115,608
3.5% 5/1/50	50,000	36,650
4.8% 8/1/45	60,000	54,341
CSX Corp.:
2.5% 5/15/51	115,000	70,058
3.35% 9/15/49	70,000	50,241
4.5% 3/15/49	70,000	61,183
5.2% 11/15/33	50,000	50,348
Norfolk Southern Corp.:
2.9% 6/15/26	100,000	95,313
3.05% 5/15/50	50,000	33,510
3.155% 5/15/55	195,000	128,087
4.1% 5/15/21	20,000	14,399
Union Pacific Corp.:
2.891% 4/6/36	70,000	56,462
3.2% 5/20/41	45,000	34,749
3.5% 2/14/53	10,000	7,443
3.6% 9/15/37	145,000	123,982
3.839% 3/20/60	132,000	100,273
4.95% 5/15/53	70,000	66,986
		1,718,162
Industrial Conglomerates - 0.1%
3M Co.:
2.375% 8/26/29	86,000	74,676
2.65% 4/15/25	8,000	7,745
3.05% 4/15/30	7,000	6,202
3.125% 9/19/46	50,000	34,608
3.7% 4/15/50	8,000	5,905
4% 9/14/48	50,000	40,429
General Electric Co.:
5.875% 1/14/38	75,000	79,742
6.75% 3/15/32	40,000	44,416
		293,723
Machinery - 0.3%
Caterpillar Financial Services Corp.:
1.1% 9/14/27	40,000	35,261
2.4% 8/9/26	140,000	131,978
Caterpillar, Inc.:
3.25% 9/19/49	50,000	36,777
5.2% 5/27/41	105,000	105,805
Cummins, Inc. 2.6% 9/1/50	50,000	31,484
Deere & Co.:
2.875% 9/7/49	130,000	90,805
3.9% 6/9/42	10,000	8,550
Eaton Corp.:
4% 11/2/32	50,000	46,953
4.15% 3/15/33	70,000	65,880
Illinois Tool Works, Inc. 2.65% 11/15/26	50,000	47,524
Ingersoll Rand, Inc. 5.7% 8/14/33	30,000	30,510
Otis Worldwide Corp.:
2.056% 4/5/25	90,000	86,729
3.112% 2/15/40	50,000	38,161
Parker Hannifin Corp.:
2.7% 6/14/24	60,000	59,490
4.2% 11/21/34	75,000	69,107
4.25% 9/15/27	30,000	29,360
Stanley Black & Decker, Inc.:
2.75% 11/15/50	60,000	34,840
3% 5/15/32	50,000	42,247
Westinghouse Air Brake Tech Co.:
3.45% 11/15/26	30,000	28,527
4.4% 3/15/24	50,000	49,973
		1,069,961
Passenger Airlines - 0.0%
Southwest Airlines Co. 2.625% 2/10/30	60,000	51,891
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	90,000	86,370
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
1.875% 8/15/26	60,000	55,096
2.875% 1/15/26	50,000	47,682
3% 2/1/30	55,000	47,887
3.125% 12/1/30	20,000	17,239
4.625% 10/1/28	52,000	50,236
GATX Corp. 6.9% 5/1/34	60,000	65,220
		283,360
TOTAL INDUSTRIALS		5,438,614
INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
5.05% 2/26/34	70,000	70,462
5.5% 1/15/40	135,000	139,488
		209,950
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp. 4.35% 6/1/29	50,000	48,606
Corning, Inc. 5.35% 11/15/48	20,000	19,214
Dell International LLC/EMC Corp.:
4% 7/15/24	144,000	143,028
4.9% 10/1/26	30,000	29,725
5.3% 10/1/29	80,000	80,188
8.1% 7/15/36	40,000	47,984
8.35% 7/15/46	134,000	169,533
Vontier Corp. 1.8% 4/1/26	50,000	46,082
		584,360
IT Services - 0.2%
CDW LLC/CDW Finance Corp.:
2.67% 12/1/26	60,000	55,571
3.569% 12/1/31	30,000	26,037
IBM Corp.:
2.85% 5/15/40	135,000	98,403
2.95% 5/15/50	100,000	66,145
3.45% 2/19/26	166,000	161,039
4.5% 2/6/26	210,000	208,138
5.6% 11/30/39	110,000	113,254
		728,587
Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices, Inc. 4.393% 6/1/52	20,000	17,659
Analog Devices, Inc.:
2.8% 10/1/41	50,000	35,555
2.95% 10/1/51	50,000	33,422
Applied Materials, Inc. 4.35% 4/1/47	76,000	67,563
Broadcom, Inc.:
3.419% 4/15/33 (d)	185,000	158,007
3.469% 4/15/34 (d)	400,000	337,824
4.11% 9/15/28	60,000	57,526
4.15% 4/15/32 (d)	70,000	64,286
Intel Corp.:
2.45% 11/15/29	50,000	43,822
3.7% 7/29/25	140,000	137,154
4.6% 3/25/40	100,000	92,895
4.75% 3/25/50	150,000	133,689
4.875% 2/10/28	50,000	49,885
4.9% 8/5/52	50,000	46,005
5.2% 2/10/33	70,000	70,078
5.7% 2/10/53	70,000	70,958
5.9% 2/10/63	70,000	72,920
Lam Research Corp. 2.875% 6/15/50	50,000	33,731
Micron Technology, Inc.:
3.366% 11/1/41	55,000	40,075
5.375% 4/15/28	60,000	60,320
NVIDIA Corp. 2% 6/15/31	215,000	179,585
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.65% 2/15/32	80,000	65,618
4.3% 6/18/29	125,000	119,136
Qualcomm, Inc.:
3.25% 5/20/27	120,000	114,420
4.3% 5/20/47	55,000	47,722
4.65% 5/20/35	145,000	142,018
6% 5/20/53	20,000	21,908
Teledyne FLIR LLC 2.5% 8/1/30	55,000	46,420
Texas Instruments, Inc. 5.05% 5/18/63	60,000	57,367
		2,417,568
Software - 0.8%
Microsoft Corp.:
2.4% 8/8/26	540,000	511,408
2.5% 9/15/50 (d)	50,000	31,776
2.525% 6/1/50	180,000	115,901
2.921% 3/17/52	276,000	190,863
3.3% 2/6/27	350,000	338,050
Oracle Corp.:
2.5% 4/1/25	60,000	58,085
2.65% 7/15/26	242,000	227,933
2.95% 4/1/30	80,000	70,947
3.6% 4/1/40	50,000	38,601
3.6% 4/1/50	310,000	218,252
3.85% 4/1/60	260,000	180,946
4.125% 5/15/45	50,000	39,626
4.375% 5/15/55	50,000	39,252
5.55% 2/6/53	90,000	85,981
5.8% 11/10/25	160,000	161,319
6.25% 11/9/32	70,000	73,943
Roper Technologies, Inc.:
1% 9/15/25	30,000	28,105
1.4% 9/15/27	30,000	26,528
1.75% 2/15/31	30,000	23,992
2% 6/30/30	110,000	91,575
Salesforce, Inc.:
1.95% 7/15/31	195,000	159,690
2.7% 7/15/41	50,000	35,695
VMware, Inc.:
1.4% 8/15/26	97,000	88,176
4.7% 5/15/30	70,000	67,353
		2,903,997
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
0.55% 8/20/25	200,000	188,030
0.7% 2/8/26	160,000	147,907
1.25% 8/20/30	200,000	161,990
1.7% 8/5/31	52,000	42,356
2.375% 2/8/41	160,000	112,546
2.8% 2/8/61	155,000	98,500
2.85% 5/11/24	50,000	49,726
2.85% 8/5/61	51,000	32,470
2.95% 9/11/49	90,000	62,929
3% 11/13/27	195,000	184,463
3.85% 5/4/43	177,000	151,502
4% 5/10/28	100,000	97,837
4.3% 5/10/33	50,000	49,467
HP, Inc. 6% 9/15/41	170,000	174,289
		1,554,012
TOTAL INFORMATION TECHNOLOGY		8,398,474
MATERIALS - 0.6%
Chemicals - 0.4%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	50,000	47,266
2.05% 5/15/30	20,000	17,014
2.8% 5/15/50	20,000	13,317
Albemarle Corp.:
4.65% 6/1/27	50,000	49,104
5.05% 6/1/32	30,000	28,489
CF Industries Holdings, Inc. 5.15% 3/15/34	50,000	48,384
DuPont de Nemours, Inc.:
4.725% 11/15/28	20,000	19,889
5.319% 11/15/38	10,000	9,885
5.419% 11/15/48	62,000	61,004
Ecolab, Inc.:
1.3% 1/30/31	125,000	99,125
2.125% 2/1/32	50,000	41,090
LYB International Finance BV 5.25% 7/15/43	50,000	45,881
LYB International Finance II BV 3.5% 3/2/27	90,000	85,762
LYB International Finance III LLC:
3.375% 10/1/40	50,000	37,092
3.625% 4/1/51	50,000	34,778
Nutrien Ltd.:
3.95% 5/13/50	100,000	78,096
4.2% 4/1/29	6,000	5,767
5% 4/1/49	11,000	9,945
RPM International, Inc. 3.75% 3/15/27	50,000	47,704
Sherwin-Williams Co.:
3.45% 6/1/27	300,000	285,715
4.5% 6/1/47	54,000	46,800
The Dow Chemical Co.:
2.1% 11/15/30	100,000	83,485
3.6% 11/15/50	20,000	14,563
4.25% 10/1/34	55,000	50,624
4.8% 5/15/49	40,000	34,908
5.55% 11/30/48	30,000	29,207
6.9% 5/15/53	10,000	11,450
The Mosaic Co.:
4.05% 11/15/27	70,000	67,243
5.625% 11/15/43	10,000	9,552
Westlake Corp. 3.125% 8/15/51	50,000	31,421
		1,444,560
Construction Materials - 0.0%
Martin Marietta Materials, Inc.:
2.4% 7/15/31	55,000	45,766
2.5% 3/15/30	60,000	51,999
		97,765
Containers & Packaging - 0.1%
Avery Dennison Corp. 4.875% 12/6/28	50,000	49,514
International Paper Co.:
4.35% 8/15/48	30,000	25,437
7.3% 11/15/39	50,000	57,875
WRKCo, Inc.:
4% 3/15/28	100,000	95,457
4.9% 3/15/29	10,000	9,908
		238,191
Metals & Mining - 0.1%
ArcelorMittal SA 4.25% 7/16/29	70,000	66,354
Freeport-McMoRan, Inc. 5.45% 3/15/43	85,000	79,147
Newmont Corp.:
2.8% 10/1/29	70,000	62,181
5.45% 6/9/44	50,000	48,842
Rio Tinto Finance (U.S.A.) Ltd. 5.2% 11/2/40	50,000	49,226
Rio Tinto Finance (U.S.A.) PLC 4.125% 8/21/42	50,000	42,933
		348,683
Paper & Forest Products - 0.0%
Suzano Austria GmbH 3.125% 1/15/32	50,000	41,020
TOTAL MATERIALS		2,170,219
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Alexandria Real Estate Equities, Inc.:
2.95% 3/15/34	75,000	60,600
3% 5/18/51	100,000	62,914
American Homes 4 Rent LP:
4.9% 2/15/29	75,000	73,077
5.5% 2/1/34	20,000	19,614
American Tower Corp.:
1.3% 9/15/25	40,000	37,608
2.1% 6/15/30	60,000	49,373
3.1% 6/15/50	60,000	39,261
3.55% 7/15/27	100,000	94,773
3.6% 1/15/28	110,000	103,680
5.9% 11/15/33	70,000	71,791
AvalonBay Communities, Inc. 2.05% 1/15/32	105,000	85,591
Boston Properties, Inc.:
2.75% 10/1/26	40,000	37,024
2.9% 3/15/30	40,000	33,746
3.25% 1/30/31	107,000	90,157
Corporate Office Properties LP 2.75% 4/15/31	40,000	32,286
Crown Castle, Inc.:
1.35% 7/15/25	23,000	21,763
2.25% 1/15/31	145,000	118,484
3.25% 1/15/51	47,000	31,811
4.15% 7/1/50	50,000	39,419
CubeSmart LP 3% 2/15/30	50,000	43,550
EPR Properties 4.5% 6/1/27	50,000	47,263
ERP Operating LP 4.5% 7/1/44	50,000	42,980
Federal Realty OP LP 3.5% 6/1/30	50,000	44,842
Healthpeak OP, LLC 2.875% 1/15/31	210,000	178,729
Invitation Homes Operating Partnership LP 4.15% 4/15/32	50,000	45,104
Kilroy Realty LP 3.05% 2/15/30	50,000	41,912
Kimco Realty OP, LLC:
1.9% 3/1/28	110,000	96,355
2.8% 10/1/26	150,000	140,613
4.6% 2/1/33	10,000	9,374
NNN (REIT), Inc. 3% 4/15/52	50,000	31,933
Omega Healthcare Investors, Inc. 3.375% 2/1/31	40,000	33,677
Piedmont Operating Partnership LP 9.25% 7/20/28	20,000	21,130
Prologis LP:
1.625% 3/15/31	100,000	79,419
1.75% 2/1/31	100,000	81,030
4.625% 1/15/33	50,000	48,117
5.25% 6/15/53	20,000	19,382
Public Storage 5.1% 8/1/33	80,000	79,923
Realty Income Corp.:
2.85% 12/15/32	105,000	86,520
4% 7/15/29	60,000	56,579
4.125% 10/15/26	75,000	73,015
4.9% 7/15/33	50,000	47,704
Regency Centers LP 3.7% 6/15/30	50,000	45,581
Simon Property Group LP:
2.2% 2/1/31	100,000	82,007
2.65% 7/15/30	50,000	43,383
3.375% 12/1/27	125,000	117,903
4.75% 3/15/42	55,000	49,109
6.65% 1/15/54	20,000	22,498
Sun Communities Operating LP 2.7% 7/15/31	40,000	32,623
UDR, Inc. 2.1% 6/15/33	35,000	26,478
Ventas Realty LP 4.875% 4/15/49	80,000	67,901
VICI Properties LP 5.625% 5/15/52	55,000	49,801
Vornado Realty LP 3.5% 1/15/25	50,000	48,570
Welltower OP LLC:
2.7% 2/15/27	120,000	112,147
4.95% 9/1/48	36,000	32,451
Weyerhaeuser Co. 4% 11/15/29	75,000	70,410
WP Carey, Inc. 4% 2/1/25	70,000	68,856
		3,321,841
Real Estate Management & Development - 0.1%
CBRE Group, Inc. 4.875% 3/1/26	50,000	49,443
Digital Realty Trust LP:
3.7% 8/15/27	26,000	24,804
5.55% 1/15/28	35,000	35,351
Essex Portfolio LP 2.65% 3/15/32	70,000	56,966
Extra Space Storage LP 3.9% 4/1/29	120,000	112,054
Mid-America Apartments LP 4.2% 6/15/28	75,000	72,575
		351,193
TOTAL REAL ESTATE		3,673,034
UTILITIES - 0.9%
Electric Utilities - 0.5%
AEP Texas, Inc. 3.8% 10/1/47	65,000	48,365
Avangrid, Inc. 3.2% 4/15/25	70,000	68,091
Baltimore Gas & Electric Co. 3.5% 8/15/46	50,000	36,894
CenterPoint Energy Houston Electric LLC:
3.35% 4/1/51	90,000	64,706
5.2% 10/1/28	90,000	90,784
Commonwealth Edison Co.:
3.8% 10/1/42	125,000	100,442
4% 3/1/48	86,000	69,295
Connecticut Light & Power Co. 5.25% 1/15/53	20,000	19,495
Entergy, Inc. 5.8% 9/1/53	30,000	30,921
Eversource Energy:
2.55% 3/15/31	125,000	103,111
2.9% 10/1/24	70,000	68,818
5.45% 3/1/28	200,000	201,038
Exelon Corp.:
2.75% 3/15/27	160,000	148,836
4.1% 3/15/52	65,000	50,400
4.45% 4/15/46	20,000	16,768
5.3% 3/15/33	20,000	19,802
ITC Holdings Corp. 3.25% 6/30/26	50,000	47,748
Nevada Power Co. 3.125% 8/1/50	50,000	32,669
NSTAR Electric Co. 4.95% 9/15/52	40,000	37,063
Ohio Power Co. 5% 6/1/33	50,000	49,088
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	83,000	77,173
3.8% 9/30/47	30,000	23,049
4.6% 6/1/52	50,000	44,214
5.3% 6/1/42	85,000	85,845
PECO Energy Co.:
3.9% 3/1/48	50,000	40,174
4.6% 5/15/52	30,000	26,611
PG&E Wildfire Recovery 5.212% 12/1/49	110,000	108,417
PPL Electric Utilities Corp.:
3% 10/1/49	30,000	20,440
5% 5/15/33	50,000	49,688
5.25% 5/15/53	20,000	19,432
Public Service Electric & Gas Co.:
3.2% 5/15/29	60,000	55,320
3.6% 12/1/47	87,000	66,417
3.65% 9/1/42	60,000	47,362
		1,968,476
Gas Utilities - 0.1%
Atmos Energy Corp.:
3% 6/15/27	100,000	94,033
4.125% 10/15/44	75,000	63,970
4.125% 3/15/49	30,000	24,740
Piedmont Natural Gas Co., Inc.:
2.5% 3/15/31	80,000	66,906
3.5% 6/1/29	10,000	9,209
Southern California Gas Co.:
2.55% 2/1/30	90,000	78,144
3.75% 9/15/42	20,000	15,760
5.2% 6/1/33	50,000	49,614
Southwest Gas Corp.:
4.15% 6/1/49	20,000	15,232
5.45% 3/23/28	36,000	36,338
		453,946
Multi-Utilities - 0.2%
CMS Energy Corp. 3.45% 8/15/27	60,000	56,841
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	44,000	34,190
3.95% 4/1/50	130,000	104,132
4.45% 3/15/44	45,000	39,139
5.3% 3/1/35	50,000	49,662
5.5% 12/1/39	50,000	49,966
6.2% 6/15/36	60,000	63,776
Consumers Energy Co. 4.35% 4/15/49	100,000	86,530
National Grid PLC 5.602% 6/12/28	50,000	50,622
San Diego Gas & Electric Co. 3.75% 6/1/47	85,000	65,684
Sempra:
3.4% 2/1/28	26,000	24,450
3.8% 2/1/38	30,000	24,616
4% 2/1/48	86,000	66,875
		716,483
Water Utilities - 0.1%
American Water Capital Corp.:
2.95% 9/1/27	90,000	83,899
3.75% 9/1/47	50,000	38,955
6.593% 10/15/37	64,000	71,969
		194,823
TOTAL UTILITIES		3,333,728
TOTAL NONCONVERTIBLE BONDS (Cost $111,463,636)		101,207,991

U.S. Government and Government Agency Obligations - 43.7%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 1.1%
Fannie Mae:
0.375% 8/25/25	95,000	89,010
0.5% 6/17/25	240,000	227,122
0.625% 4/22/25	1,682,000	1,601,986
0.75% 10/8/27	125,000	109,981
0.875% 8/5/30	83,000	66,871
1.625% 10/15/24	70,000	68,457
1.75% 7/2/24	220,000	217,332
6.625% 11/15/30	229,000	258,454
Federal Home Loan Bank:
0.375% 9/4/25	70,000	65,498
0.5% 4/14/25	105,000	99,957
1.25% 10/26/26	930,000	851,663
1.5% 8/15/24	50,000	49,130
3.25% 6/9/28	55,000	52,748
3.25% 11/16/28	10,000	9,572
Freddie Mac:
0.375% 7/21/25	160,000	150,644
0.375% 9/23/25	93,000	86,867
1.5% 2/12/25	120,000	116,020
6.25% 7/15/32	130,000	147,337
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		4,268,649
U.S. Treasury Obligations - 42.6%
U.S. Treasury Bonds:
1.125% 8/15/40	1,085,000	662,952
1.25% 5/15/50	1,382,000	701,905
1.375% 11/15/40	599,000	380,412
1.375% 8/15/50	949,000	498,151
1.625% 11/15/50	1,136,000	637,979
1.75% 8/15/41	1,572,000	1,046,915
1.875% 2/15/41	1,509,000	1,039,854
1.875% 2/15/51	96,000	57,469
1.875% 11/15/51	1,189,000	708,384
2% 11/15/41	1,046,000	724,192
2% 2/15/50	45,000	28,018
2% 8/15/51	579,000	356,560
2.25% 5/15/41	2,291,000	1,672,788
2.25% 8/15/46	6,000	4,075
2.25% 8/15/49	34,000	22,516
2.25% 2/15/52	100,000	65,414
2.375% 2/15/42	1,650,000	1,212,234
2.375% 11/15/49	1,000	681
2.375% 5/15/51	842,000	568,186
2.5% 2/15/45	185,000	134,096
2.5% 2/15/46	89,000	63,878
2.5% 5/15/46	83,000	59,407
2.75% 8/15/42	41,000	31,898
2.75% 11/15/42	4,000	3,100
2.75% 11/15/47	23,000	17,066
2.875% 8/15/45	95,000	73,362
2.875% 5/15/49	12,000	9,074
2.875% 5/15/52	2,450,000	1,844,773
3% 5/15/42	13,000	10,538
3% 11/15/44	7,000	5,552
3% 5/15/45	121,000	95,675
3% 11/15/45	8,000	6,304
3% 5/15/47	17,000	13,267
3% 2/15/48	4,000	3,108
3% 8/15/48	28,000	21,727
3% 2/15/49	20,000	15,497
3% 8/15/52	2,260,000	1,747,174
3.125% 11/15/41	75,000	62,440
3.125% 2/15/43	125,000	102,588
3.125% 8/15/44	238,000	193,087
3.125% 5/15/48	57,000	45,291
3.25% 5/15/42	1,145,000	962,873
3.375% 8/15/42	390,000	333,541
3.375% 5/15/44	198,000	167,395
3.375% 11/15/48	32,000	26,586
3.625% 8/15/43	47,000	41,433
3.625% 2/15/53	1,120,000	979,213
3.625% 5/15/53	700,000	612,445
3.75% 8/15/41	48,000	43,796
3.75% 11/15/43	39,000	34,966
3.875% 8/15/40	20,000	18,706
3.875% 2/15/43	2,320,000	2,123,978
3.875% 5/15/43	650,000	594,039
4% 11/15/42	1,920,000	1,792,275
4% 11/15/52	1,005,000	941,010
4.125% 8/15/53	1,500,000	1,436,016
4.25% 2/15/54	860,000	843,875
4.375% 11/15/39	24,000	23,996
4.375% 5/15/40	45,000	44,840
4.375% 8/15/43	2,570,000	2,516,191
4.5% 2/15/36	1,000	1,035
4.5% 5/15/38	45,000	46,020
4.5% 2/15/44	390,000	389,878
4.75% 11/15/43	2,520,000	2,593,238
4.75% 11/15/53	2,090,000	2,223,564
5% 5/15/37	10,000	10,796
U.S. Treasury Notes:
0.25% 5/31/25	423,000	399,289
0.25% 6/30/25	277,000	260,661
0.25% 7/31/25	1,989,000	1,865,154
0.25% 8/31/25	753,000	703,849
0.25% 9/30/25	1,104,000	1,028,531
0.375% 4/30/25	1,070,000	1,015,204
0.375% 11/30/25	1,261,000	1,169,873
0.375% 12/31/25	497,000	459,803
0.375% 1/31/26	781,000	720,167
0.375% 7/31/27	1,248,000	1,090,733
0.5% 3/31/25	222,000	211,576
0.5% 5/31/27	1,548,000	1,367,078
0.5% 6/30/27	1,571,000	1,383,646
0.5% 8/31/27	309,000	270,568
0.5% 10/31/27	64,000	55,715
0.625% 10/15/24	10,000	9,720
0.625% 3/31/27	808,000	721,077
0.625% 11/30/27	509,000	444,142
0.625% 12/31/27	338,000	294,007
0.625% 5/15/30	75,000	60,208
0.625% 8/15/30	204,000	162,403
0.75% 4/30/26	1,041,000	959,713
0.75% 8/31/26	595,000	542,752
0.75% 1/31/28	263,000	229,344
0.875% 6/30/26	430,000	395,650
0.875% 9/30/26	1,510,000	1,379,055
1% 7/31/28	2,000	1,737
1.125% 1/15/25	240,000	231,938
1.125% 2/28/25	328,000	315,572
1.125% 10/31/26	975,000	893,610
1.125% 2/28/27	1,000	909
1.125% 2/29/28	1,000	883
1.125% 8/31/28	10,000	8,713
1.125% 2/15/31	2,000	1,631
1.25% 11/30/26	194,000	178,040
1.25% 12/31/26	225,000	206,147
1.25% 3/31/28	13,000	11,519
1.25% 4/30/28	659,000	582,520
1.25% 6/30/28	262,000	230,601
1.25% 9/30/28	5,000	4,372
1.25% 8/15/31	259,000	209,648
1.375% 8/31/26	695,000	644,124
1.375% 10/31/28	410,000	360,015
1.375% 12/31/28	995,000	870,042
1.5% 9/30/24	905,000	885,733
1.5% 11/30/24	143,000	139,146
1.5% 8/15/26	574,000	534,156
1.5% 1/31/27	173,000	159,255
1.5% 11/30/28	2,379,000	2,097,330
1.625% 9/30/26	93,000	86,643
1.625% 10/31/26	215,000	199,748
1.625% 11/30/26	136,000	126,140
1.625% 8/15/29	176,000	153,959
1.75% 3/15/25	510,000	493,047
1.75% 1/31/29	465,000	413,378
1.875% 6/30/26	88,000	82,916
1.875% 7/31/26	238,000	223,739
1.875% 2/28/27	160,000	148,650
1.875% 2/28/29	275,000	245,577
2% 11/15/26	110,000	103,172
2.25% 3/31/26	92,000	87,745
2.25% 2/15/27	134,000	125,991
2.25% 8/15/27	35,000	32,638
2.25% 11/15/27	100,000	92,871
2.375% 5/15/27	22,000	20,679
2.375% 5/15/29	16,000	14,594
2.625% 12/31/25	5,000	4,821
2.625% 5/31/27	670,000	634,197
2.625% 2/15/29	57,000	52,816
2.625% 7/31/29	2,195,000	2,021,544
2.75% 5/15/25	400,000	389,875
2.75% 7/31/27	1,095,000	1,038,710
2.75% 2/15/28	492,000	463,864
2.75% 8/15/32	436,000	389,249
2.875% 5/31/25	10,000	9,756
2.875% 6/15/25	100,000	97,477
2.875% 11/30/25	31,000	30,049
2.875% 5/15/28	323,000	305,197
2.875% 8/15/28	61,000	57,488
2.875% 5/15/32	265,000	239,514
3% 7/15/25	1,060,000	1,034,038
3% 10/31/25	74,000	71,942
3.125% 8/15/25	225,000	219,683
3.125% 8/31/27	2,265,000	2,173,427
3.125% 11/15/28	155,000	147,359
3.125% 8/31/29	925,000	872,969
3.25% 6/30/27	670,000	646,681
3.25% 6/30/29	640,000	608,800
3.375% 5/15/33	440,000	410,472
3.5% 9/15/25	1,630,000	1,598,610
3.5% 4/30/28	1,040,000	1,007,744
3.5% 1/31/30	900,000	863,473
3.5% 4/30/30	780,000	747,216
3.5% 2/15/33	1,970,000	1,858,341
3.625% 5/15/26	1,480,000	1,450,807
3.625% 3/31/28	1,030,000	1,003,083
3.625% 5/31/28	2,920,000	2,842,552
3.625% 3/31/30	1,660,000	1,601,900
3.75% 4/15/26	1,720,000	1,690,773
3.75% 12/31/28	840,000	820,903
3.75% 5/31/30	1,520,000	1,475,766
3.75% 6/30/30	140,000	135,882
3.75% 12/31/30	1,270,000	1,230,709
3.875% 1/15/26	3,440,000	3,390,819
3.875% 11/30/27	5,000	4,917
3.875% 12/31/27	450,000	442,410
3.875% 9/30/29	1,175,000	1,151,408
3.875% 11/30/29	1,850,000	1,812,061
3.875% 12/31/29	840,000	822,577
3.875% 8/15/33	2,250,000	2,182,852
4% 12/15/25	1,305,000	1,289,044
4% 1/15/27	1,770,000	1,749,258
4% 2/15/27	1,260,000	1,249,664
4% 2/29/28	720,000	711,141
4% 1/31/29	1,960,000	1,937,338
4% 10/31/29	2,710,000	2,671,361
4% 2/28/30	610,000	600,826
4% 7/31/30	680,000	669,269
4% 1/31/31	1,680,000	1,652,700
4% 2/15/34	920,000	902,031
4.125% 6/15/26	1,290,000	1,278,007
4.125% 9/30/27	1,175,000	1,165,499
4.125% 10/31/27	1,765,000	1,750,521
4.125% 7/31/28	1,180,000	1,171,749
4.125% 8/31/30	1,790,000	1,773,848
4.125% 11/15/32	2,105,000	2,082,717
4.25% 9/30/24	1,000,000	994,180
4.25% 5/31/25	1,000,000	991,797
4.25% 10/15/25	2,235,000	2,217,015
4.25% 1/31/26	140,000	138,955
4.25% 2/28/29	970,000	970,152
4.25% 2/28/31	540,000	539,325
4.375% 8/15/26	1,140,000	1,136,215
4.375% 12/15/26	2,210,000	2,205,511
4.375% 11/30/28	1,400,000	1,405,906
4.375% 11/30/30	1,970,000	1,980,466
4.5% 11/15/25	60,000	59,770
4.5% 7/15/26	1,430,000	1,428,995
4.5% 11/15/33	2,770,000	2,822,370
4.625% 3/15/26	2,660,000	2,660,104
4.625% 9/15/26	2,680,000	2,687,433
4.625% 10/15/26	590,000	591,936
4.625% 11/15/26	4,620,000	4,637,325
4.625% 9/30/28	1,390,000	1,408,841
4.625% 9/30/30	970,000	988,870
4.875% 10/31/28	2,540,000	2,602,111
4.875% 10/31/30	1,960,000	2,026,150
5% 9/30/25	1,700,000	1,705,445
5% 10/31/25	480,000	481,848
TOTAL U.S. TREASURY OBLIGATIONS		161,558,762
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $176,118,204)		165,827,411

U.S. Government Agency - Mortgage Securities - 26.2%
	Principal Amount (a)	Value ($)
Fannie Mae - 10.4%
1.5% 10/1/36 to 3/1/52	2,529,382	2,087,063
2% 7/1/35 to 4/1/52	14,588,641	11,738,058
2.5% 1/1/27 to 6/1/52	8,829,497	7,453,047
3% 8/1/32 to 3/1/53	7,592,432	6,683,778
3.5% 5/1/29 to 5/1/53	4,560,147	4,132,849
4% 6/1/34 to 3/1/54	2,469,955	2,306,004
4.5% 10/1/39 to 10/1/53	1,352,020	1,288,556
5% 5/1/29 to 11/1/53	1,495,002	1,465,337
5.5% 1/1/49 to 12/1/53	1,173,777	1,162,955
6% 10/1/53 to 11/1/53	680,725	684,513
6.5% 5/1/53 to 12/1/53	644,983	657,141
TOTAL FANNIE MAE		39,659,301
Freddie Mac - 8.5%
1.5% 7/1/36 to 3/1/52	2,840,495	2,237,579
2% 2/1/36 to 6/1/52	10,316,007	8,356,386
2.5% 3/1/33 to 5/1/52	8,244,718	6,827,320
3% 11/1/26 to 4/1/52	1,989,338	1,732,435
3.5% 9/1/33 to 9/1/52	2,071,716	1,869,728
4% 2/1/34 to 10/1/52	2,941,406	2,744,575
4.5% 11/1/40 to 2/1/54	2,074,651	1,983,349
5% 12/1/48 to 12/1/53	1,765,590	1,716,662
5.5% 6/1/49 to 11/1/53	1,879,953	1,861,477
6% 12/1/52 to 12/1/53	1,689,950	1,700,100
6.5% 8/1/53 to 12/1/53	1,281,408	1,305,621
TOTAL FREDDIE MAC		32,335,232
Ginnie Mae - 6.2%
1.5% 5/20/51	40,157	31,214
2% 2/20/51 to 6/20/52	4,321,974	3,519,547
2% 3/1/54 (e)	100,000	81,381
2% 3/1/54 (e)	100,000	81,381
2% 3/1/54 (e)	50,000	40,690
2% 3/1/54 (e)	200,000	162,761
2% 3/1/54 (e)	150,000	122,071
2% 3/1/54 (e)	100,000	81,381
2% 3/1/54 (e)	50,000	40,690
2% 4/1/54 (e)	75,000	61,076
2% 4/1/54 (e)	125,000	101,794
2% 4/1/54 (e)	200,000	162,871
2% 4/1/54 (e)	150,000	122,153
2% 4/1/54 (e)	25,000	20,359
2% 4/1/54 (e)	75,000	61,076
2.5% 12/20/49 to 4/20/52	5,136,174	4,354,942
2.5% 3/1/54 (e)	100,000	84,616
3% 7/20/42 to 11/20/53	3,593,838	3,171,142
3% 3/1/54 (e)	100,000	87,695
3% 3/1/54 (e)	100,000	87,695
3% 4/1/54 (e)	50,000	43,879
3.5% 2/20/46 to 12/20/52	2,767,557	2,519,187
4% 4/20/47 to 6/20/53	1,890,578	1,767,227
4.5% 8/20/48 to 12/20/53	1,521,361	1,458,349
4.5% 3/1/54 (e)	100,000	95,526
5% 12/20/47 to 11/20/53	1,465,895	1,433,848
5% 3/1/54 (e)	100,000	97,673
5.5% 12/20/48 to 10/20/53	1,266,093	1,258,966
6% 12/20/52 to 1/20/54	845,730	850,958
6% 3/1/54 (e)	200,000	201,028
6.5% 12/20/52 to 7/20/53	273,748	277,611
6.5% 3/1/54 (e)	600,000	608,203
6.5% 4/1/54 (e)	150,000	151,945
6.5% 4/1/54 (e)	200,000	202,594
TOTAL GINNIE MAE		23,443,529
Uniform Mortgage Backed Securities - 1.1%
1.5% 3/1/39 (e)	200,000	172,394
1.5% 3/1/54 (e)	100,000	74,739
2% 3/1/39 (e)	200,000	176,374
2% 3/1/54 (e)	500,000	393,025
2% 3/1/54 (e)	500,000	393,025
2% 4/1/54 (e)	150,000	118,060
2% 4/1/54 (e)	200,000	157,413
2% 4/1/54 (e)	25,000	19,677
2% 4/1/54 (e)	50,000	39,353
2.5% 3/1/39 (e)	100,000	90,660
2.5% 3/1/54 (e)	300,000	246,469
2.5% 3/1/54 (e)	250,000	205,391
2.5% 3/1/54 (e)	100,000	82,156
2.5% 4/1/54 (e)	150,000	123,387
3% 3/1/39 (e)	100,000	92,625
3% 3/1/54 (e)	300,000	256,664
3% 3/1/54 (e)	200,000	171,109
3% 3/1/54 (e)	50,000	42,777
3% 4/1/54 (e)	150,000	128,473
3.5% 3/1/54 (e)	100,000	88,957
4% 3/1/54 (e)	100,000	92,027
4.5% 3/1/54 (e)	100,000	94,633
5% 3/1/54 (e)	100,000	96,984
5.5% 3/1/54 (e)	200,000	197,859
6% 3/1/54 (e)	200,000	200,875
6.5% 3/1/54 (e)	400,000	407,000
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		4,162,106
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $111,347,807)		99,600,168

Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
American Express Credit Accoun Series 2023-4 Class A, 5.15% 9/15/30	100,000	101,432
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	32,000	29,859
Series 2021-A2 Class A2, 1.39% 7/15/30	60,000	51,987
Capital One Prime Auto Receivables Series 2023-1 Class A3, 4.87% 2/15/28	30,000	29,806
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	22,539	22,214
Series 2022-3 Class A2A, 3.97% 4/15/27	130,000	128,090
Series 2023 2 Class A3, 5.05% 1/18/28	100,000	99,686
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/30	100,000	101,147
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/30	100,000	96,256
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/28	74,000	73,323
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	15,000	14,419
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	100,000	98,892
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	14,790	14,647
Hyundai Auto Receivables Trust:
Series 2022-B Class A3, 3.72% 11/16/26	88,000	86,784
Series 2022-C Class A3, 5.39% 6/15/27	70,000	70,081
Series 2023 A Class A3, 4.58% 4/15/27	100,000	99,011
TOTAL ASSET-BACKED SECURITIES (Cost $1,150,371)		1,117,634

Commercial Mortgage Securities - 1.2%
	Principal Amount (a)	Value ($)
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	59,333	57,680
Series 2020-BN28 Class A4, 1.844% 3/15/63	120,000	97,943
Series 2022-BNK39 Class A4, 2.928% 2/15/55	100,000	85,617
Series 2022-BNK41 Class A4, 3.9165% 4/15/65 (b)	270,000	245,082
Barclays Commercial Mortgage Securities sequential payer Series 2021-C12 Class A5, 2.689% 11/15/54	100,000	84,650
BBCMS Mortgage Trust sequential payer:
Series 2021-C11 Class A5, 2.322% 9/15/54	100,000	82,737
Series 2021-C9 Class A5, 2.299% 2/15/54	200,000	167,007
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	140,000	112,242
Series 2021-B24 Class A5, 2.5843% 3/15/54	50,000	41,035
Series 2019-B12 Class A5, 3.1156% 8/15/52	19,000	17,132
Series 2019-B9 Class A5, 4.0156% 3/15/52	60,000	55,746
BMO Mortgage Trust sequential payer Series 2022-C1 Class A5, 3.374% 2/15/55	100,000	88,144
Citigroup Commercial Mortgage Trust sequential payer Series 2018-B2 Class A4, 4.009% 3/10/51	250,000	237,811
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	75,000	65,566
Class A5, 3.0161% 9/15/52	75,000	65,821
Freddie Mac:
sequential payer:
Series 2016-K057 Class A2, 2.57% 7/25/26	80,000	76,150
Series 2020-K104 Class A2, 2.253% 1/25/30	200,000	175,262
Series 2020-K116 Class A2, 1.378% 7/25/30	260,000	212,610
Series 2020-K117 Class A2, 1.406% 8/25/30	200,000	163,418
Series 2020-K118 Class A2, 1.493% 9/25/30	200,000	164,015
Series 2020-K121 Class A2, 1.547% 10/25/30	40,000	32,789
Series 2021-K125 Class A2, 1.846% 1/25/31	50,000	41,605
Series 2021-K128 Class A2, 2.02% 3/25/31	50,000	42,064
Series 2021-K130 Class A2, 1.723% 6/25/31	100,000	81,745
Series 2021-K136 Class A2, 2.127% 11/25/31	100,000	83,306
Series 2022-K140 Class A2, 2.25% 1/25/32	600,000	501,502
Series 2022-K145 Class A2, 2.58% 5/25/32	600,000	511,414
Series K080 Class A2, 3.926% 7/25/28	60,000	58,016
Series 2017-K068 Class A2, 3.244% 8/25/27	70,000	66,780
Series 2019-K094 Class A2, 2.903% 6/25/29	110,000	100,795
Series 2019-K1510 Class A2, 3.718% 1/25/31	41,000	38,396
Series 2021-K123 Class A2, 1.621% 12/25/30	130,000	106,858
GS Mortgage Securities Trust sequential payer Series 2020-GC45 Class A5, 2.9106% 2/13/53	100,000	87,972
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C24 Class A5, 3.6385% 11/15/47	100,000	97,977
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2020-COR7 Class A5, 2.1798% 5/13/53	116,000	90,654
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	30,000	26,093
UBS Commercial Mortgage Trust sequential payer Series 2019-C16 Class A4, 3.6048% 4/15/52	100,000	90,615
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	75,000	66,326
Series 2019-C54 Class A4, 3.146% 12/15/52	100,000	89,384
Series 2018-C48 Class A5, 4.302% 1/15/52	65,000	62,368
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class A5, 2.725% 2/15/53	27,000	23,631
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,190,694)		4,595,958

Foreign Government and Government Agency Obligations - 2.0%
	Principal Amount (a)	Value ($)
Alberta Province 1.3% 7/22/30	216,000	176,969
Chilean Republic:
2.55% 7/27/33	400,000	323,672
3.24% 2/6/28	230,000	215,154
4.95% 1/5/36	200,000	193,592
Hungarian Republic:
5.375% 3/25/24	306,000	305,871
7.625% 3/29/41	30,000	34,306
Indonesian Republic:
1.85% 3/12/31	450,000	365,486
2.85% 2/14/30	400,000	354,808
Israeli State:
3.25% 1/17/28	370,000	341,465
3.375% 1/15/50	100,000	66,925
Italian Republic 2.875% 10/17/29	385,000	339,022
Korean Republic 2.75% 1/19/27	200,000	189,593
Landwirtschaftliche Rentenbank 2.5% 11/15/27	230,000	214,521
Manitoba Province 2.6% 4/16/24	180,000	179,467
Ontario Province:
1.125% 10/7/30	224,000	180,199
2.3% 6/15/26	107,000	101,345
Panamanian Republic:
2.252% 9/29/32	300,000	210,469
3.16% 1/23/30	400,000	328,824
3.75% 3/16/25	460,000	448,931
4% 9/22/24	48,000	47,357
6.4% 2/14/35	80,000	73,900
Peruvian Republic:
1.862% 12/1/32	185,000	139,795
2.78% 12/1/60	65,000	37,277
3.3% 3/11/41	70,000	51,969
3.55% 3/10/51	55,000	39,486
7.35% 7/21/25	113,000	115,894
Philippine Republic:
1.648% 6/10/31	205,000	162,602
2.65% 12/10/45	200,000	130,916
5.17% 10/13/27	300,000	301,662
6.375% 10/23/34	100,000	109,766
Polish Government:
3.25% 4/6/26	283,000	275,175
4.875% 10/4/33	50,000	49,048
5.5% 4/4/53	40,000	39,966
Quebec Province:
2.5% 4/20/26	130,000	124,063
4.5% 9/8/33	100,000	98,647
United Mexican States:
3.25% 4/16/30	200,000	177,302
3.5% 2/12/34	317,000	262,248
3.771% 5/24/61	250,000	160,888
4.6% 2/10/48	50,000	39,516
4.75% 3/8/44	100,000	82,440
5.4% 2/9/28	200,000	200,742
5.55% 1/21/45	45,000	41,507
7.5% 4/8/33	55,000	61,728
Uruguay Republic:
4.125% 11/20/45	20,000	17,403
4.375% 10/27/27	15,000	14,779
4.375% 1/23/31	278,116	270,468
4.975% 4/20/55	63,000	58,598
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $8,742,265)		7,755,761

Supranational Obligations - 0.8%
	Principal Amount (a)	Value ($)
African Development Bank 0.875% 7/22/26	80,000	73,254
Asian Development Bank:
0.5% 2/4/26	200,000	184,611
2.5% 11/2/27	726,000	678,112
Corporacion Andina de Fomento 1.625% 9/23/25	193,000	181,887
European Investment Bank:
1.25% 2/14/31	83,000	67,789
2.25% 6/24/24	50,000	49,508
Inter-American Development Bank:
0.625% 7/15/25	125,000	117,895
1.75% 3/14/25	66,000	63,771
2.25% 6/18/29	30,000	26,971
3.125% 9/18/28	60,000	56,820
3.2% 8/7/42	123,000	99,173
International Bank for Reconstruction & Development:
0.375% 7/28/25	130,000	122,044
0.5% 10/28/25	145,000	135,112
0.75% 8/26/30	70,000	55,619
0.875% 5/14/30	67,000	54,184
1.25% 2/10/31	100,000	81,257
1.5% 8/28/24	50,000	49,072
1.625% 1/15/25	63,000	61,110
2.5% 3/19/24	120,000	119,852
4% 7/25/30	350,000	341,945
4.75% 11/14/33	260,000	267,007
International Finance Corp. 0.75% 8/27/30	40,000	31,737
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $3,138,189)		2,918,730

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Citizens Bank NA 2.25% 4/28/25 (Cost $279,215)	279,000	267,698

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f) (Cost $1,760,303)	1,759,951	1,760,303

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $419,190,684)	385,051,654
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(5,543,413)
NET ASSETS - 100.0%	379,508,241

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 3/1/54	(125,000)	(101,726)
2% 3/1/54	(200,000)	(162,761)
2% 3/1/54	(150,000)	(122,071)
2% 3/1/54	(25,000)	(20,345)
2% 3/1/54	(75,000)	(61,035)
2% 3/1/54	(75,000)	(61,035)
3% 3/1/54	(50,000)	(43,847)
6.5% 3/1/54	(150,000)	(152,051)
6.5% 3/1/54	(200,000)	(202,734)

TOTAL GINNIE MAE		(927,605)

Uniform Mortgage Backed Securities
2% 3/1/39	(175,000)	(154,327)
2% 3/1/54	(150,000)	(117,908)
2% 3/1/54	(200,000)	(157,210)
2% 3/1/54	(25,000)	(19,651)
2% 3/1/54	(50,000)	(39,303)
2.5% 3/1/54	(150,000)	(123,234)
3% 3/1/54	(150,000)	(128,334)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(739,967)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,669,618)		(1,667,572)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $763,831 or 0.2% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	3,029,321	48,261,809	49,530,827	51,442	-	-	1,760,303	0.0%
Total	3,029,321	48,261,809	49,530,827	51,442	-	-	1,760,303

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	101,207,991	-	101,207,991	-

U.S. Government and Government Agency Obligations	165,827,411	-	165,827,411	-

U.S. Government Agency - Mortgage Securities	99,600,168	-	99,600,168	-

Asset-Backed Securities	1,117,634	-	1,117,634	-

Commercial Mortgage Securities	4,595,958	-	4,595,958	-

Foreign Government and Government Agency Obligations	7,755,761	-	7,755,761	-

Supranational Obligations	2,918,730	-	2,918,730	-

Bank Notes	267,698	-	267,698	-

Money Market Funds	1,760,303	1,760,303	-	-
Total Investments in Securities:	385,051,654	1,760,303	383,291,351	-
Other Financial Instruments:
TBA Sale Commitments	(1,667,572)	-	(1,667,572)	-
Total Other Financial Instruments:	(1,667,572)	-	(1,667,572)	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $417,430,381)	$383,291,351
Fidelity Central Funds (cost $1,760,303)	1,760,303

Total Investment in Securities (cost $419,190,684)		$385,051,654
Receivable for investments sold		1,295,141
Receivable for TBA sale commitments		1,669,618
Receivable for fund shares sold		896,041
Interest receivable		2,792,886
Distributions receivable from Fidelity Central Funds		7,861
Total assets		391,713,201
Liabilities
Payable for investments purchased
Regular delivery	$3,381,562
Delayed delivery	6,993,612
TBA sale commitments, at value	1,667,572
Payable for fund shares redeemed	52,292
Distributions payable	78,714
Accrued management fee	31,208
Total Liabilities		12,204,960
Net Assets		$379,508,241
Net Assets consist of:
Paid in capital		$422,683,916
Total accumulated earnings (loss)		(43,175,675)
Net Assets		$379,508,241
Net Asset Value, offering price and redemption price per share ($379,508,241 ÷ 41,507,578 shares)		$9.14
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Interest		$6,226,220
Income from Fidelity Central Funds		51,442
Total Income		6,277,662
Expenses
Management fee	$173,748
Independent trustees' fees and expenses	545
Miscellaneous	7,822
Total expenses before reductions	182,115
Expense reductions	(1,025)
Total expenses after reductions		181,090
Net Investment income (loss)		6,096,572
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,633,548)
Total net realized gain (loss)		(1,633,548)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	3,452,085
TBA Sale commitments	14,232
Total change in net unrealized appreciation (depreciation)		3,466,317
Net gain (loss)		1,832,769
Net increase (decrease) in net assets resulting from operations		$7,929,341
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,096,572	$9,097,805
Net realized gain (loss)	(1,633,548)	(6,310,505)
Change in net unrealized appreciation (depreciation)	3,466,317	(6,869,690)
Net increase (decrease) in net assets resulting from operations	7,929,341	(4,082,390)
Distributions to shareholders	(5,589,299)	(8,340,661)

Share transactions
Proceeds from sales of shares	100,855,717	135,030,726
Reinvestment of distributions	5,133,306	7,451,485
Cost of shares redeemed	(54,975,018)	(102,101,027)

Net increase (decrease) in net assets resulting from share transactions	51,014,005	40,381,184
Total increase (decrease) in net assets	53,354,047	27,958,133

Net Assets
Beginning of period	326,154,194	298,196,061
End of period	$379,508,241	$326,154,194

Other Information
Shares
Sold	11,149,726	14,661,019
Issued in reinvestment of distributions	566,407	811,211
Redeemed	(6,105,334)	(11,139,695)
Net increase (decrease)	5,610,799	4,332,535

Financial Highlights
Fidelity® Sustainability Bond Index Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.09	$9.45	$10.85	$11.11	$10.71	$10.02
Income from Investment Operations
Net investment income (loss) A,B	.159	.267	.174	.144	.234	.307
Net realized and unrealized gain (loss)	.036	(.383)	(1.401)	(.207)	.453	.680
Total from investment operations	.195	(.116)	(1.227)	(.063)	.687	.987
Distributions from net investment income	(.145)	(.244)	(.165)	(.148)	(.239)	(.295)
Distributions from net realized gain	-	-	(.008)	(.049)	(.048)	(.002)
Total distributions	(.145)	(.244)	(.173)	(.197)	(.287)	(.297)
Net asset value, end of period	$9.14	$9.09	$9.45	$10.85	$11.11	$10.71
Total Return C,D	2.18%	(1.23)%	(11.40)%	(.56)%	6.53%	10.04%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.10% G,H	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% G,H	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% G,H	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	3.53% G,H	2.90%	1.72%	1.32%	2.17%	3.03%
Supplemental Data
Net assets, end of period (000 omitted)	$379,508	$326,154	$298,196	$240,618	$168,955	$76,897
Portfolio turnover rate I	48% G	55%	65%	97%	92%	89%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024

1. Organization.
Fidelity Sustainability Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,174,898
Gross unrealized depreciation	(34,358,824)
Net unrealized appreciation (depreciation)	$(33,183,926)
Tax cost	$418,237,626

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(3,931,535)
Long-term	(4,466,934)
Total capital loss carryforward	$(8,398,469)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainability Bond Index Fund	53,632,968	35,409,791
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .10% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,025.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024

Fidelity® Sustainability Bond Index Fund	.11%
Actual		$ 1,000	$ 1,021.80	$ .55
Hypothetical-B		$ 1,000	$ 1,024.32	$ .55

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Sustainability Bond Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary fee. The Board also considered other expenses such as transfer agent, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the fund's unitary fee arrangement. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for 2022 and above the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked above the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
The Board noted that the fund has a unitary fee that covers expenses beyond portfolio management, unlike the majority of funds within the mapped group. The Board considered that there are no ESG funds in the fund's mapped group. The Board further noted that, when compared to a subset of the similar sales load structure group that FMR believes is most comparable, the fund would be below the similar sales load structure group competitive median for 2022.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Board Approval of Investment Advisory Contracts
Fidelity Sustainability Bond Index Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.9887302.105
SBI-I-SANN-0424
Fidelity® Series Bond Index Fund

Semi-Annual Report
February 29, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 29, 2024 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.5)%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.5)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 24.7%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
1.65% 2/1/28	8,000,000	7,039,214
2.25% 2/1/32	3,000,000	2,405,906
2.55% 12/1/33	7,900,000	6,230,934
2.75% 6/1/31	3,000,000	2,556,584
2.95% 7/15/26	1,425,000	1,354,743
3.5% 6/1/41	15,600,000	11,953,549
3.55% 9/15/55	14,021,000	9,551,502
3.65% 6/1/51	1,950,000	1,395,331
3.65% 9/15/59	8,327,000	5,632,422
3.8% 2/15/27	1,604,000	1,547,018
3.85% 6/1/60	2,670,000	1,888,940
4.3% 2/15/30	18,240,000	17,395,637
4.35% 3/1/29	3,665,000	3,536,846
4.35% 6/15/45	1,141,000	954,475
4.5% 3/9/48	1,460,000	1,221,246
4.65% 6/1/44	1,403,000	1,202,388
5.45% 3/1/47	1,500,000	1,460,349
Bell Canada:
3.65% 8/15/52	1,000,000	735,724
4.464% 4/1/48	2,540,000	2,159,175
British Telecommunications PLC 9.625% 12/15/30	3,618,000	4,428,480
Deutsche Telekom International Financial BV 8.75% 6/15/30 (b)	4,399,000	5,190,591
Orange SA 5.5% 2/6/44	535,000	533,240
Sprint Capital Corp. 8.75% 3/15/32	3,700,000	4,468,575
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	2,388,000	2,312,910
4.665% 3/6/38	1,050,000	936,203
5.213% 3/8/47	3,871,000	3,481,730
5.52% 3/1/49	600,000	560,750
7.045% 6/20/36	1,564,000	1,722,408
Telefonica Europe BV 8.25% 9/15/30	1,000,000	1,136,844
TELUS Corp. 3.4% 5/13/32	3,000,000	2,603,815
Verizon Communications, Inc.:
1.5% 9/18/30	3,600,000	2,890,018
1.68% 10/30/30	2,598,000	2,094,440
2.355% 3/15/32	7,035,000	5,703,897
2.55% 3/21/31	4,000,000	3,371,305
2.987% 10/30/56	9,153,000	5,686,908
3.15% 3/22/30	6,172,000	5,518,990
3.55% 3/22/51	11,000,000	7,988,262
3.7% 3/22/61	1,140,000	805,514
3.875% 3/1/52	9,800,000	7,568,563
4.016% 12/3/29	5,000,000	4,737,857
4.125% 3/16/27	1,247,000	1,212,462
4.272% 1/15/36	9,027,000	8,198,493
4.4% 11/1/34	673,000	625,975
4.75% 11/1/41	178,000	163,853
5.012% 4/15/49	205,000	198,031
5.012% 8/21/54	2,238,000	2,077,648
5.5% 3/16/47	572,000	574,021
		167,013,766
Entertainment - 0.1%
The Walt Disney Co.:
2% 9/1/29	77,000	66,427
2.65% 1/13/31	5,000,000	4,348,780
2.75% 9/1/49	4,076,000	2,630,431
3.35% 3/24/25	5,400,000	5,291,391
3.5% 5/13/40	1,000,000	802,359
3.6% 1/13/51	3,600,000	2,734,453
3.7% 10/15/25	1,247,000	1,218,762
3.8% 5/13/60	4,400,000	3,356,290
4.7% 3/23/50	2,257,000	2,065,963
5.4% 10/1/43	691,000	696,299
6.15% 3/1/37	705,000	763,676
6.15% 2/15/41	1,872,000	2,020,513
		25,995,344
Interactive Media & Services - 0.2%
Alphabet, Inc.:
0.45% 8/15/25	3,400,000	3,198,607
1.1% 8/15/30	2,700,000	2,186,252
1.9% 8/15/40	1,792,000	1,187,285
1.998% 8/15/26	410,000	385,252
2.05% 8/15/50	2,700,000	1,594,703
Baidu, Inc.:
1.72% 4/9/26	8,500,000	7,891,145
4.375% 5/14/24	1,000,000	996,090
Meta Platforms, Inc.:
3.5% 8/15/27	3,600,000	3,450,532
3.85% 8/15/32	1,600,000	1,482,055
4.45% 8/15/52	6,000,000	5,242,209
4.6% 5/15/28	1,000,000	995,628
4.65% 8/15/62	1,700,000	1,506,271
4.95% 5/15/33	3,000,000	3,002,650
5.6% 5/15/53	2,000,000	2,070,690
		35,189,369
Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.5% 6/1/41	5,200,000	3,442,369
3.5% 3/1/42	3,200,000	2,093,065
3.7% 4/1/51	700,000	424,932
3.75% 2/15/28	3,250,000	2,994,875
3.85% 4/1/61	4,200,000	2,439,520
4.2% 3/15/28	1,961,000	1,838,172
4.4% 4/1/33	3,300,000	2,884,973
4.4% 12/1/61	2,040,000	1,311,394
4.908% 7/23/25	4,223,000	4,164,566
5.125% 7/1/49	2,445,000	1,857,080
5.375% 5/1/47	2,900,000	2,290,104
5.75% 4/1/48	933,000	776,694
6.384% 10/23/35	2,397,000	2,320,467
6.484% 10/23/45	836,000	763,733
6.65% 2/1/34	5,000,000	5,017,168
Comcast Corp.:
1.95% 1/15/31	90,000	73,939
2.35% 1/15/27	4,242,000	3,954,836
2.65% 2/1/30	1,500,000	1,318,893
2.887% 11/1/51	4,521,000	2,862,474
2.937% 11/1/56	23,249,000	14,305,845
2.987% 11/1/63	6,882,000	4,134,607
3.15% 3/1/26	891,000	859,880
3.3% 2/1/27	5,722,000	5,482,282
3.375% 8/15/25	2,442,000	2,384,889
3.45% 2/1/50	2,000,000	1,436,116
3.7% 4/15/24	1,848,000	1,843,662
3.9% 3/1/38	2,000,000	1,715,168
3.969% 11/1/47	926,000	733,560
4% 3/1/48	2,139,000	1,695,795
4.15% 10/15/28	60,000	58,206
4.25% 10/15/30	5,000,000	4,783,546
4.55% 1/15/29	2,000,000	1,967,712
4.65% 2/15/33	6,600,000	6,411,035
4.75% 3/1/44	2,100,000	1,909,764
5.35% 5/15/53	2,000,000	1,949,045
6.45% 3/15/37	1,000,000	1,095,927
Discovery Communications LLC:
3.625% 5/15/30	3,200,000	2,812,684
3.95% 3/20/28	4,900,000	4,587,476
4% 9/15/55	1,031,000	682,437
4.65% 5/15/50	2,100,000	1,592,498
5.2% 9/20/47	1,497,000	1,217,334
5.3% 5/15/49	800,000	654,396
Fox Corp.:
4.709% 1/25/29	1,850,000	1,805,061
5.476% 1/25/39	1,478,000	1,380,715
5.576% 1/25/49	1,660,000	1,518,390
Grupo Televisa SA de CV:
5% 5/13/45	1,100,000	920,018
5.25% 5/24/49	2,360,000	2,058,109
Paramount Global:
3.375% 2/15/28	1,880,000	1,656,892
4.375% 3/15/43	470,000	314,528
4.6% 1/15/45	1,301,000	893,066
4.95% 1/15/31	2,300,000	2,019,655
4.95% 5/19/50	1,440,000	1,024,561
5.85% 9/1/43	2,611,000	2,111,821
RELX Capital, Inc. 4% 3/18/29	3,200,000	3,056,372
TCI Communications, Inc. 7.125% 2/15/28	7,100,000	7,658,552
Time Warner Cable Enterprises 8.375% 7/15/33	2,300,000	2,552,513
Time Warner Cable LLC:
4.5% 9/15/42	1,961,000	1,435,952
5.875% 11/15/40	2,300,000	1,983,674
6.55% 5/1/37	1,040,000	979,605
7.3% 7/1/38	713,000	710,873
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	911,000	847,107
3% 7/30/46	802,000	559,585
3.15% 9/17/25	1,688,000	1,637,425
4.125% 6/1/44	1,016,000	870,399
Warnermedia Holdings, Inc.:
4.279% 3/15/32	5,299,000	4,674,709
5.05% 3/15/42	5,600,000	4,709,140
5.141% 3/15/52	8,426,000	6,846,931
5.391% 3/15/62	1,600,000	1,290,761
		162,659,532
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
3.625% 4/22/29	1,903,000	1,770,799
4.375% 7/16/42	2,510,000	2,171,752
6.125% 11/15/37	1,491,000	1,567,652
Rogers Communications, Inc.:
2.9% 11/15/26	445,000	418,866
3.625% 12/15/25	356,000	345,038
3.7% 11/15/49	1,300,000	939,208
3.8% 3/15/32	3,100,000	2,755,022
4.3% 2/15/48	1,850,000	1,479,336
4.55% 3/15/52	3,000,000	2,475,764
5.45% 10/1/43	1,029,000	983,775
T-Mobile U.S.A., Inc.:
2.05% 2/15/28	2,700,000	2,405,642
2.875% 2/15/31	3,600,000	3,096,784
3.3% 2/15/51	7,500,000	5,156,208
3.5% 4/15/25	4,990,000	4,878,208
3.6% 11/15/60	3,900,000	2,697,612
3.75% 4/15/27	10,000,000	9,585,565
3.875% 4/15/30	7,550,000	7,008,031
4.95% 3/15/28	1,000,000	994,192
5.05% 7/15/33	3,400,000	3,325,388
5.2% 1/15/33	1,750,000	1,739,594
5.65% 1/15/53	5,400,000	5,370,545
5.75% 1/15/54	3,900,000	3,949,545
Vodafone Group PLC:
4.375% 5/30/28	6,205,000	6,098,658
5% 5/30/38	701,000	675,189
5.125% 6/19/59	3,600,000	3,166,606
5.25% 5/30/48	2,907,000	2,711,308
		77,766,287
TOTAL COMMUNICATION SERVICES		468,624,298
CONSUMER DISCRETIONARY - 1.4%
Automobile Components - 0.0%
Lear Corp. 5.25% 5/15/49	1,120,000	1,008,500
Automobiles - 0.3%
American Honda Finance Corp.:
1.2% 7/8/25	1,030,000	976,895
1.8% 1/13/31	2,300,000	1,888,289
2.15% 9/10/24	3,830,000	3,764,852
2.3% 9/9/26	891,000	836,367
5.125% 7/7/28	6,300,000	6,352,701
Ford Motor Co.:
5.291% 12/8/46	3,100,000	2,680,792
6.1% 8/19/32	6,860,000	6,847,978
9.625% 4/22/30	6,200,000	7,242,967
General Motors Co.:
4.2% 10/1/27	1,000,000	964,784
5% 10/1/28	248,000	246,466
5.15% 4/1/38	1,500,000	1,389,528
5.2% 4/1/45	761,000	671,667
5.4% 10/15/29	1,700,000	1,695,857
5.4% 4/1/48	1,800,000	1,611,719
5.6% 10/15/32	1,200,000	1,197,536
5.95% 4/1/49	2,178,000	2,097,986
6.6% 4/1/36	2,041,000	2,147,411
6.75% 4/1/46	3,375,000	3,569,461
General Motors Financial Co., Inc.:
2.7% 8/20/27	1,000,000	917,393
2.7% 6/10/31	1,100,000	906,780
2.9% 2/26/25	1,050,000	1,021,359
3.5% 11/7/24	1,000,000	984,852
3.85% 1/5/28	1,247,000	1,183,766
4% 1/15/25	2,629,000	2,591,390
4% 10/6/26	656,000	634,235
4.3% 7/13/25	2,210,000	2,173,345
4.35% 1/17/27	1,425,000	1,386,924
5% 4/9/27	3,300,000	3,268,237
5.65% 1/17/29	3,507,000	3,538,114
Honda Motor Co. Ltd. 2.534% 3/10/27	5,000,000	4,669,741
Toyota Motor Corp. 1.339% 3/25/26	1,700,000	1,578,042
		71,037,434
Broadline Retail - 0.3%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	4,810,000	3,971,665
3.15% 2/9/51	4,960,000	3,260,605
3.6% 11/28/24	1,000,000	983,420
4% 12/6/37	2,100,000	1,805,328
Amazon.com, Inc.:
0.8% 6/3/25	2,000,000	1,899,617
1% 5/12/26	3,900,000	3,589,843
1.5% 6/3/30	4,000,000	3,308,081
2.1% 5/12/31	3,900,000	3,276,597
2.5% 6/3/50	7,197,000	4,521,243
2.8% 8/22/24	1,155,000	1,141,157
3.1% 5/12/51	3,900,000	2,752,973
3.15% 8/22/27	8,864,000	8,415,235
3.3% 4/13/27	8,600,000	8,244,925
3.875% 8/22/37	9,601,000	8,561,109
4.05% 8/22/47	5,346,000	4,581,311
4.1% 4/13/62	2,800,000	2,320,565
4.25% 8/22/57	1,183,000	1,018,246
4.8% 12/5/34	1,069,000	1,069,168
eBay, Inc.:
1.4% 5/10/26	2,926,000	2,698,584
1.9% 3/11/25	6,540,000	6,312,843
4% 7/15/42	2,600,000	2,064,656
Kohl's Corp.:
4.25% 7/17/25	2,179,000	2,117,182
10.75% 5/15/25	1,306,000	1,351,710
		79,266,063
Distributors - 0.0%
Genuine Parts Co. 1.75% 2/1/25	3,100,000	2,992,431
Diversified Consumer Services - 0.1%
American University 3.672% 4/1/49	1,000,000	807,694
Duke University 2.832% 10/1/55	850,000	585,850
George Washington University:
4.126% 9/15/48	3,000,000	2,563,131
4.3% 9/15/44	356,000	309,266
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	829,000	790,776
4.3% 2/21/48	886,000	757,821
Massachusetts Institute of Technology:
2.989% 7/1/50	3,250,000	2,345,875
3.885% 7/1/2116	504,000	381,259
3.959% 7/1/38	842,000	770,051
Northwestern University:
3.662% 12/1/57	2,000,000	1,586,504
4.643% 12/1/44	597,000	569,093
President and Fellows of Harvard College:
3.3% 7/15/56	865,000	640,876
3.619% 10/1/37	178,000	157,433
Rice University 3.774% 5/15/55	340,000	271,346
Trustees of Princeton Univ. 5.7% 3/1/39	178,000	194,700
University Notre Dame du Lac 3.438% 2/15/45	593,000	476,165
University of Chicago 3% 10/1/52	1,100,000	782,254
University of Southern California:
2.945% 10/1/51	5,000,000	3,484,207
5.25% 10/1/2111	356,000	351,128
		17,825,429
Hotels, Restaurants & Leisure - 0.2%
Expedia, Inc. 2.95% 3/15/31	4,240,000	3,630,792
Marriott International, Inc.:
3.5% 10/15/32	4,080,000	3,562,891
4.875% 5/15/29	2,000,000	1,973,302
5% 10/15/27	3,000,000	2,987,608
5.75% 5/1/25	2,800,000	2,810,102
McDonald's Corp.:
3.6% 7/1/30	1,350,000	1,251,075
3.625% 9/1/49	6,943,000	5,200,731
3.7% 1/30/26	3,007,000	2,937,233
4.45% 3/1/47	1,013,000	870,451
4.6% 9/9/32	3,200,000	3,124,867
4.875% 12/9/45	968,000	892,838
5.45% 8/14/53	2,600,000	2,591,274
6.3% 3/1/38	1,256,000	1,371,847
Metropolitan Museum of Art 3.4% 7/1/45	535,000	409,787
Starbucks Corp.:
2.25% 3/12/30	2,716,000	2,322,549
2.45% 6/15/26	1,782,000	1,682,648
2.55% 11/15/30	1,880,000	1,614,864
3.5% 3/1/28	1,000,000	948,604
3.5% 11/15/50	1,700,000	1,244,711
3.8% 8/15/25	1,239,000	1,213,218
4% 11/15/28	2,547,000	2,462,892
4.5% 11/15/48	837,000	724,076
		45,828,360
Household Durables - 0.0%
D.R. Horton, Inc. 1.3% 10/15/26	1,700,000	1,538,079
Lennar Corp. 5% 6/15/27	1,700,000	1,685,924
Toll Brothers Finance Corp. 4.35% 2/15/28	1,300,000	1,249,482
Whirlpool Corp. 5.5% 3/1/33	3,000,000	2,974,548
		7,448,033
Leisure Products - 0.0%
Hasbro, Inc.:
3.55% 11/19/26	5,340,000	5,070,004
3.9% 11/19/29	1,100,000	1,008,089
		6,078,093
Specialty Retail - 0.4%
Advance Auto Parts, Inc. 5.95% 3/9/28	2,447,000	2,444,593
AutoNation, Inc. 3.85% 3/1/32	1,800,000	1,571,693
AutoZone, Inc.:
3.25% 4/15/25	713,000	696,349
3.75% 6/1/27	1,034,000	993,240
4.75% 8/1/32	2,000,000	1,920,570
Lowe's Companies, Inc.:
1.3% 4/15/28	2,000,000	1,734,635
1.7% 10/15/30	3,300,000	2,679,424
3.65% 4/5/29	1,909,000	1,799,370
3.7% 4/15/46	624,000	469,435
3.75% 4/1/32	1,000,000	908,669
4.05% 5/3/47	2,050,000	1,622,911
4.4% 9/8/25	9,800,000	9,679,492
4.55% 4/5/49	1,688,000	1,419,075
4.65% 4/15/42	1,158,000	1,034,026
4.8% 4/1/26	2,000,000	1,987,780
5% 4/15/40	2,280,000	2,166,500
5.125% 4/15/50	1,200,000	1,109,795
5.15% 7/1/33	2,000,000	1,991,242
5.625% 4/15/53	1,500,000	1,488,695
5.75% 7/1/53	1,514,000	1,529,426
5.85% 4/1/63	2,100,000	2,118,428
O'Reilly Automotive, Inc. 4.7% 6/15/32	2,300,000	2,225,328
Ross Stores, Inc. 0.875% 4/15/26	1,900,000	1,737,667
The Home Depot, Inc.:
1.375% 3/15/31	5,900,000	4,668,799
2.375% 3/15/51	2,500,000	1,470,898
2.5% 4/15/27	3,300,000	3,075,236
2.8% 9/14/27	891,000	835,609
2.875% 4/15/27	5,000,000	4,724,456
2.95% 6/15/29	4,000,000	3,651,458
3% 4/1/26	1,788,000	1,722,016
3.125% 12/15/49	1,483,000	1,032,658
3.25% 4/15/32	5,500,000	4,885,716
3.625% 4/15/52	2,000,000	1,510,777
3.9% 12/6/28	1,027,000	993,141
3.9% 6/15/47	1,529,000	1,236,326
4.2% 4/1/43	281,000	242,326
4.25% 4/1/46	584,000	498,789
4.5% 12/6/48	2,879,000	2,540,399
4.875% 2/15/44	513,000	481,196
5.875% 12/16/36	3,154,000	3,354,224
5.95% 4/1/41	1,300,000	1,386,771
TJX Companies, Inc. 1.6% 5/15/31	5,125,000	4,135,581
		87,774,719
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	10,010,000	9,732,175
2.85% 3/27/30	1,110,000	999,371
3.25% 3/27/40	4,500,000	3,575,432
3.375% 11/1/46	802,000	609,244
Tapestry, Inc.:
7.35% 11/27/28	2,230,000	2,332,585
7.85% 11/27/33	2,670,000	2,888,262
VF Corp. 2.8% 4/23/27	2,000,000	1,815,871
		21,952,940
TOTAL CONSUMER DISCRETIONARY		341,212,002
CONSUMER STAPLES - 1.5%
Beverages - 0.4%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.7% 2/1/36	5,540,000	5,302,392
Anheuser-Busch InBev Finance, Inc.:
4.625% 2/1/44	1,025,000	924,766
4.7% 2/1/36	868,000	830,772
4.9% 2/1/46	3,240,000	2,995,366
Anheuser-Busch InBev Worldwide, Inc.:
4.439% 10/6/48	1,318,000	1,153,638
4.6% 4/15/48	3,342,000	3,003,055
4.6% 6/1/60	1,372,000	1,206,764
4.75% 4/15/58	2,600,000	2,360,445
4.95% 1/15/42	2,400,000	2,289,276
5.55% 1/23/49	10,112,000	10,366,422
5.8% 1/23/59 (Reg. S)	5,127,000	5,442,656
8.2% 1/15/39	499,000	642,920
Constellation Brands, Inc.:
2.875% 5/1/30	2,300,000	2,019,944
3.15% 8/1/29	366,000	332,092
3.5% 5/9/27	1,782,000	1,694,232
3.7% 12/6/26	1,346,000	1,296,453
4.5% 5/9/47	1,400,000	1,181,111
4.9% 5/1/33	3,100,000	3,006,432
Diageo Capital PLC:
1.375% 9/29/25	2,400,000	2,264,157
2% 4/29/30	2,600,000	2,192,892
5.875% 9/30/36	2,300,000	2,452,391
Keurig Dr. Pepper, Inc.:
3.8% 5/1/50	2,400,000	1,825,735
4.417% 5/25/25	3,878,000	3,835,385
4.5% 4/15/52	1,000,000	849,088
Molson Coors Beverage Co.:
3% 7/15/26	3,101,000	2,953,487
4.2% 7/15/46	2,358,000	1,926,247
PepsiCo, Inc.:
1.625% 5/1/30	3,571,000	2,970,779
2.375% 10/6/26	1,203,000	1,133,473
3% 10/15/27	45,000	42,426
3.875% 3/19/60	2,400,000	1,921,195
4% 5/2/47	3,200,000	2,674,591
4.25% 10/22/44	1,069,000	926,859
4.45% 2/15/33	5,000,000	4,957,020
4.45% 4/14/46	1,034,000	935,887
The Coca-Cola Co.:
1.65% 6/1/30	6,300,000	5,268,531
2.25% 1/5/32	5,370,000	4,523,649
2.5% 6/1/40	3,700,000	2,643,153
2.5% 3/15/51	1,500,000	938,805
2.6% 6/1/50	1,500,000	970,470
2.75% 6/1/60	1,500,000	951,618
		95,206,574
Consumer Staples Distribution & Retail - 0.3%
Costco Wholesale Corp.:
1.375% 6/20/27	2,000,000	1,799,186
2.75% 5/18/24	1,069,000	1,062,526
Dollar General Corp. 5% 11/1/32	3,000,000	2,915,817
Dollar Tree, Inc.:
3.375% 12/1/51	1,000,000	657,519
4% 5/15/25	1,425,000	1,399,494
Kroger Co.:
1.7% 1/15/31	4,600,000	3,668,728
2.65% 10/15/26	508,000	477,463
3.5% 2/1/26	713,000	691,420
4.45% 2/1/47	2,100,000	1,775,974
5.15% 8/1/43	485,000	451,718
5.4% 1/15/49	1,161,000	1,134,676
Sysco Corp.:
2.45% 12/14/31	3,100,000	2,562,273
3.3% 7/15/26	584,000	560,411
3.3% 2/15/50	1,700,000	1,200,716
3.75% 10/1/25	1,016,000	990,644
6.6% 4/1/40	2,600,000	2,842,237
Target Corp.:
2.25% 4/15/25	15,000,000	14,531,225
3.9% 11/15/47	1,549,000	1,265,781
4% 7/1/42	1,247,000	1,078,812
Walmart, Inc.:
2.85% 7/8/24	2,000,000	1,982,172
3.3% 4/22/24	787,000	784,692
3.625% 12/15/47	2,215,000	1,750,512
3.7% 6/26/28	2,192,000	2,120,521
3.9% 4/15/28	2,000,000	1,951,502
3.95% 9/9/27	2,000,000	1,960,508
4.05% 6/29/48	4,969,000	4,285,179
4.1% 4/15/33	2,000,000	1,905,722
4.3% 4/22/44	1,069,000	962,142
4.5% 4/15/53	2,800,000	2,545,314
5.25% 9/1/35	1,540,000	1,596,721
5.625% 4/1/40	356,000	377,850
5.625% 4/15/41	820,000	871,244
6.5% 8/15/37	1,475,000	1,691,036
		65,851,735
Food Products - 0.4%
Archer Daniels Midland Co.:
3.25% 3/27/30	6,980,000	6,311,124
4.5% 3/15/49	1,300,000	1,129,734
Bunge Ltd. Finance Corp. 2.75% 5/14/31	2,000,000	1,700,741
Campbell Soup Co. 4.8% 3/15/48	2,496,000	2,190,859
Conagra Brands, Inc.:
4.85% 11/1/28	2,429,000	2,386,140
5.3% 11/1/38	2,484,000	2,351,560
5.4% 11/1/48	324,000	299,163
General Mills, Inc.:
3% 2/1/51	803,000	517,356
4% 4/17/25	4,100,000	4,034,512
4.2% 4/17/28	3,066,000	2,977,015
JBS U.S.A. Lux SA/JBS Food Co./JBS U.S.A. Finance, Inc.:
3% 5/15/32	2,000,000	1,601,313
5.75% 4/1/33	8,100,000	7,855,527
JBS U.S.A. Lux. SA / JBS U.S.A. Food 7.25% 11/15/53 (c)	2,100,000	2,200,226
Kellanova:
3.25% 4/1/26	663,000	637,356
4.3% 5/15/28	1,069,000	1,038,994
Kraft Heinz Foods Co.:
3.75% 4/1/30	2,900,000	2,706,389
3.875% 5/15/27	18,800,000	18,157,827
5% 7/15/35	1,700,000	1,660,252
6.875% 1/26/39	3,300,000	3,712,328
McCormick & Co., Inc. 4.95% 4/15/33	1,800,000	1,756,761
Mondelez International, Inc.:
1.875% 10/15/32	2,000,000	1,573,822
2.625% 9/4/50	1,900,000	1,192,248
The J.M. Smucker Co.:
2.375% 3/15/30	3,800,000	3,261,230
6.5% 11/15/43	3,700,000	3,962,797
Tyson Foods, Inc.:
4% 3/1/26	1,314,000	1,282,872
4.35% 3/1/29	4,604,000	4,430,312
5.1% 9/28/48	2,436,000	2,149,248
Unilever Capital Corp.:
1.375% 9/14/30	3,597,000	2,906,474
1.75% 8/12/31	4,100,000	3,302,200
2% 7/28/26	284,000	265,923
3.1% 7/30/25	517,000	504,295
		90,056,598
Household Products - 0.1%
Church & Dwight Co., Inc. 2.3% 12/15/31	3,700,000	3,053,056
Colgate-Palmolive Co.:
3.25% 3/15/24	1,782,000	1,780,842
3.7% 8/1/47	1,200,000	991,889
4% 8/15/45	1,000,000	876,397
Kimberly-Clark Corp.:
1.05% 9/15/27	3,500,000	3,079,753
3.05% 8/15/25	4,000,000	3,890,559
3.2% 4/25/29	3,610,000	3,354,371
3.2% 7/30/46	445,000	323,638
6.625% 8/1/37	1,100,000	1,265,051
Procter & Gamble Co.:
2.45% 11/3/26	3,400,000	3,214,321
2.8% 3/25/27	4,860,000	4,601,403
2.85% 8/11/27	802,000	757,585
3% 3/25/30	8,500,000	7,778,722
		34,967,587
Personal Care Products - 0.0%
Estee Lauder Companies, Inc.:
1.95% 3/15/31	4,300,000	3,528,007
4.15% 3/15/47	1,300,000	1,067,452
5.15% 5/15/53	600,000	576,411
Kenvue, Inc.:
4.9% 3/22/33	1,900,000	1,878,361
5.05% 3/22/28	1,900,000	1,912,101
5.05% 3/22/53	2,900,000	2,792,831
		11,755,163
Tobacco - 0.3%
Altria Group, Inc.:
2.45% 2/4/32	2,700,000	2,162,402
3.4% 5/6/30	1,570,000	1,413,051
4% 2/4/61	1,700,000	1,223,152
4.25% 8/9/42	1,744,000	1,398,098
4.8% 2/14/29	2,465,000	2,420,314
5.375% 1/31/44	1,000,000	971,871
5.8% 2/14/39	4,010,000	3,998,779
5.95% 2/14/49	3,554,000	3,540,438
BAT Capital Corp.:
3.222% 8/15/24	1,836,000	1,814,334
3.462% 9/6/29	3,400,000	3,076,441
3.557% 8/15/27	3,773,000	3,566,818
4.39% 8/15/37	3,200,000	2,624,326
4.54% 8/15/47	2,983,000	2,237,321
4.7% 4/2/27	2,000,000	1,957,369
4.758% 9/6/49	2,900,000	2,243,555
4.906% 4/2/30	2,700,000	2,623,989
6.421% 8/2/33	3,000,000	3,086,105
BAT International Finance PLC:
1.668% 3/25/26	1,000,000	926,474
5.931% 2/2/29	2,460,000	2,512,229
Philip Morris International, Inc.:
2.75% 2/25/26	668,000	637,817
3.375% 8/15/29	2,800,000	2,571,598
3.875% 8/21/42	860,000	678,307
4.125% 3/4/43	5,432,000	4,445,168
4.875% 2/15/28	2,200,000	2,187,886
4.875% 11/15/43	1,069,000	962,213
5.125% 11/17/27	2,300,000	2,303,890
5.375% 2/15/33	5,400,000	5,374,140
5.75% 11/17/32	1,600,000	1,632,093
6.375% 5/16/38	258,000	278,369
Reynolds American, Inc.:
4.45% 6/12/25	1,259,000	1,239,684
5.7% 8/15/35	1,000,000	955,196
5.85% 8/15/45	756,000	686,829
7.25% 6/15/37	1,287,000	1,376,857
		69,127,113
TOTAL CONSUMER STAPLES		366,964,770
ENERGY - 1.6%
Energy Equipment & Services - 0.0%
Baker Hughes Co.:
4.08% 12/15/47	4,181,000	3,375,798
5.125% 9/15/40	356,000	345,989
Halliburton Co.:
3.8% 11/15/25	46,000	44,939
4.5% 11/15/41	2,300,000	2,029,469
5% 11/15/45	1,344,000	1,250,667
6.7% 9/15/38	2,780,000	3,117,996
7.45% 9/15/39	267,000	320,635
		10,485,493
Oil, Gas & Consumable Fuels - 1.6%
Apache Corp.:
5.1% 9/1/40	535,000	447,651
5.25% 2/1/42	2,900,000	2,389,600
Boardwalk Pipelines LP 4.95% 12/15/24	846,000	839,690
BP Capital Markets PLC:
3.279% 9/19/27	670,000	634,313
3.723% 11/28/28	9,700,000	9,212,284
Canadian Natural Resources Ltd.:
2.95% 7/15/30	4,300,000	3,735,600
3.9% 2/1/25	335,000	329,542
4.95% 6/1/47	1,141,000	995,681
6.25% 3/15/38	1,221,000	1,254,937
Cenovus Energy, Inc.:
2.65% 1/15/32	3,000,000	2,452,586
4.25% 4/15/27	1,693,000	1,639,936
5.4% 6/15/47	997,000	913,367
6.75% 11/15/39	447,000	484,440
Cheniere Corpus Christi Holdings LLC 3.7% 11/15/29	3,730,000	3,439,822
Cheniere Energy Partners LP 5.95% 6/30/33	4,200,000	4,227,581
Chevron Corp.:
1.554% 5/11/25	1,300,000	1,247,365
2.236% 5/11/30	100,000	86,498
2.954% 5/16/26	1,961,000	1,883,822
2.978% 5/11/40	1,300,000	978,575
3.078% 5/11/50	1,300,000	916,621
Chevron U.S.A., Inc.:
4.2% 10/15/49	1,100,000	917,970
4.95% 8/15/47	2,459,000	2,286,113
Columbia Pipeline Group, Inc. 4.5% 6/1/25	593,000	584,419
ConocoPhillips Co.:
4.025% 3/15/62	2,000,000	1,555,919
4.875% 10/1/47	1,400,000	1,299,365
5.05% 9/15/33	6,500,000	6,479,862
5.55% 3/15/54	1,300,000	1,315,225
5.95% 3/15/46	1,069,000	1,112,166
6.5% 2/1/39	3,342,000	3,757,224
Devon Energy Corp.:
5% 6/15/45	4,024,000	3,482,469
5.6% 7/15/41	513,000	482,818
Diamondback Energy, Inc. 4.25% 3/15/52	3,500,000	2,767,974
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49	2,300,000	1,673,656
Enbridge, Inc.:
3.4% 8/1/51	2,030,000	1,418,754
3.5% 6/10/24	504,000	500,867
4.5% 6/10/44	1,000,000	830,453
5.5% 12/1/46	2,582,000	2,496,577
5.7% 3/8/33	3,100,000	3,134,975
8.5% 1/15/84 (b)	800,000	853,055
Energy Transfer LP:
3.9% 5/15/24 (b)	1,000,000	996,372
3.9% 7/15/26	1,340,000	1,297,129
4.95% 6/15/28	1,681,000	1,655,689
5% 5/15/44 (b)	1,200,000	1,041,179
5% 5/15/50	900,000	775,879
5.15% 2/1/43	1,800,000	1,585,516
5.15% 3/15/45	1,425,000	1,271,304
5.25% 4/15/29	3,400,000	3,386,881
5.3% 4/1/44	1,034,000	937,087
5.4% 10/1/47	980,000	888,867
5.5% 6/1/27	300,000	301,028
5.75% 2/15/33	3,500,000	3,524,136
5.8% 6/15/38	5,730,000	5,665,131
6% 6/15/48	3,656,000	3,583,434
6.25% 4/15/49	105,000	106,015
6.625% 10/15/36	2,600,000	2,720,178
Enterprise Products Operating LP:
3.125% 7/31/29	1,000,000	914,872
3.2% 2/15/52	1,700,000	1,162,326
3.3% 2/15/53	500,000	348,103
3.7% 2/15/26	316,000	308,191
3.95% 2/15/27	4,613,000	4,501,462
3.95% 1/31/60	2,310,000	1,757,758
4.2% 1/31/50	2,500,000	2,064,122
4.25% 2/15/48	5,064,000	4,236,316
4.8% 2/1/49	265,000	240,078
4.85% 8/15/42	445,000	407,051
4.85% 3/15/44	891,000	817,415
4.9% 5/15/46	763,000	696,800
5.35% 1/31/33	3,000,000	3,039,941
5.7% 2/15/42	356,000	360,109
6.45% 9/1/40	1,000,000	1,089,727
7.55% 4/15/38	356,000	423,504
EOG Resources, Inc. 4.15% 1/15/26	998,000	982,750
EQT Corp. 5.7% 4/1/28	2,071,000	2,085,790
Equinor ASA:
2.375% 5/22/30	2,880,000	2,500,999
3.125% 4/6/30	3,353,000	3,058,269
3.25% 11/18/49	1,250,000	901,098
3.625% 9/10/28	2,153,000	2,060,843
3.7% 3/1/24	651,000	651,000
3.7% 4/6/50	3,000,000	2,343,066
3.95% 5/15/43	1,000,000	835,268
5.1% 8/17/40	356,000	350,144
Exxon Mobil Corp.:
3.043% 3/1/26	1,484,000	1,431,843
3.452% 4/15/51	7,600,000	5,624,887
3.482% 3/19/30	10,000,000	9,337,560
3.567% 3/6/45	1,186,000	926,767
4.227% 3/19/40	2,310,000	2,071,247
Hess Corp.:
3.5% 7/15/24	677,000	670,601
4.3% 4/1/27	2,800,000	2,731,641
5.6% 2/15/41	606,000	610,226
6% 1/15/40	1,000,000	1,049,676
7.125% 3/15/33	2,500,000	2,803,671
Kinder Morgan Energy Partners LP:
4.7% 11/1/42	677,000	569,526
5% 3/1/43	178,000	155,821
5.4% 9/1/44	2,700,000	2,465,559
5.5% 3/1/44	1,247,000	1,153,391
5.625% 9/1/41	178,000	167,432
6.55% 9/15/40	535,000	553,125
Kinder Morgan, Inc.:
4.3% 3/1/28	1,776,000	1,722,672
5.2% 6/1/33	6,800,000	6,620,352
5.2% 3/1/48	885,000	786,446
5.3% 12/1/34	1,524,000	1,485,539
5.55% 6/1/45	3,400,000	3,192,119
7.75% 1/15/32	1,000,000	1,125,997
7.8% 8/1/31	1,200,000	1,344,630
Marathon Oil Corp.:
4.4% 7/15/27	3,070,000	2,982,398
5.2% 6/1/45	891,000	773,381
Marathon Petroleum Corp.:
4.5% 4/1/48	3,210,000	2,639,762
6.5% 3/1/41	178,000	188,919
MPLX LP:
4.125% 3/1/27	1,685,000	1,633,853
4.7% 4/15/48	3,476,000	2,912,305
4.8% 2/15/29	2,638,000	2,583,483
5% 3/1/33	4,000,000	3,826,041
5.2% 3/1/47	1,091,000	978,973
5.5% 2/15/49	1,800,000	1,685,718
5.65% 3/1/53	1,600,000	1,521,491
Occidental Petroleum Corp.:
6.375% 9/1/28	6,200,000	6,422,707
7.875% 9/15/31	6,500,000	7,314,332
ONEOK, Inc.:
3.95% 3/1/50	1,590,000	1,165,130
4.25% 9/15/46	980,000	763,611
4.45% 9/1/49	1,110,000	887,841
4.95% 7/13/47	1,043,000	900,023
5% 3/1/26	535,000	530,911
5.2% 7/15/48	538,000	485,971
5.65% 11/1/28	900,000	915,585
6.05% 9/1/33	3,200,000	3,297,913
6.1% 11/15/32	4,500,000	4,665,329
6.35% 1/15/31	5,000,000	5,237,407
6.625% 9/1/53	1,800,000	1,934,330
Ovintiv, Inc.:
6.25% 7/15/33	1,000,000	1,028,192
6.5% 2/1/38	2,591,000	2,647,066
Phillips 66 Co.:
3.15% 12/15/29	4,300,000	3,886,905
3.9% 3/15/28	4,400,000	4,238,587
4.65% 11/15/34	1,000,000	939,735
4.875% 11/15/44	178,000	162,802
5.875% 5/1/42	1,693,000	1,745,255
Plains All American Pipeline LP/PAA Finance Corp.:
3.8% 9/15/30	4,890,000	4,456,375
4.9% 2/15/45	339,000	285,489
6.65% 1/15/37	1,498,000	1,585,507
Sabine Pass Liquefaction LLC 5.875% 6/30/26	8,200,000	8,266,460
Shell International Finance BV:
2.375% 11/7/29	7,700,000	6,781,064
3.125% 11/7/49	3,000,000	2,077,811
3.25% 5/11/25	2,523,000	2,467,409
3.875% 11/13/28	10,100,000	9,747,331
4% 5/10/46	713,000	585,182
4.375% 5/11/45	3,970,000	3,467,998
4.55% 8/12/43	2,800,000	2,541,877
6.375% 12/15/38	748,000	834,425
Spectra Energy Partners LP 3.375% 10/15/26	2,907,000	2,778,378
Suncor Energy, Inc.:
4% 11/15/47	3,021,000	2,303,425
6.8% 5/15/38	1,505,000	1,607,192
6.85% 6/1/39	356,000	383,224
Targa Resources Corp.:
4.95% 4/15/52	1,000,000	855,547
6.125% 3/15/33	6,400,000	6,589,168
The Williams Companies, Inc.:
3.75% 6/15/27	4,163,000	3,983,968
4.85% 3/1/48	1,722,000	1,516,547
5.4% 3/2/26	4,720,000	4,730,975
5.65% 3/15/33	2,500,000	2,542,137
5.75% 6/24/44	339,000	332,538
Total Capital International SA:
3.127% 5/29/50	600,000	418,120
3.455% 2/19/29	3,803,000	3,571,164
3.461% 7/12/49	1,500,000	1,122,617
3.75% 4/10/24	356,000	355,141
Total Capital SA 3.883% 10/11/28	7,780,000	7,499,831
TransCanada PipeLines Ltd.:
2.5% 10/12/31	4,700,000	3,852,218
4.75% 5/15/38	378,000	341,355
4.875% 1/15/26	891,000	883,934
4.875% 5/15/48	877,000	765,206
5.1% 3/15/49	1,836,000	1,688,145
6.1% 6/1/40	1,195,000	1,219,364
7.625% 1/15/39	1,700,000	1,984,949
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	3,970,000	3,570,998
3.95% 5/15/50	970,000	754,115
4.45% 8/1/42	1,381,000	1,195,346
4.6% 3/15/48	2,813,000	2,467,575
Valero Energy Corp.:
2.8% 12/1/31	2,100,000	1,773,875
3.4% 9/15/26	2,720,000	2,598,667
4% 4/1/29	1,836,000	1,752,299
6.625% 6/15/37	966,000	1,034,502
Western Gas Partners LP:
4.5% 3/1/28	1,000,000	955,899
5.45% 4/1/44	2,500,000	2,240,800
		375,195,430
TOTAL ENERGY		385,680,923
FINANCIALS - 8.4%
Banks - 4.6%
Australia and New Zealand Banking Group Ltd.:
3.7% 11/16/25	944,000	923,456
4.75% 1/18/27	3,700,000	3,685,543
Banco Bilbao Vizcaya Argentaria SA:
6.138% 9/14/28 (b)	1,400,000	1,420,898
7.883% 11/15/34 (b)	600,000	639,633
Banco Santander SA:
1.722% 9/14/27 (b)	7,200,000	6,514,354
1.849% 3/25/26	4,400,000	4,083,776
2.749% 12/3/30	1,400,000	1,138,727
2.958% 3/25/31	4,400,000	3,752,811
3.225% 11/22/32 (b)	1,000,000	827,207
3.8% 2/23/28	1,000,000	942,201
4.175% 3/24/28 (b)	1,000,000	957,470
5.294% 8/18/27	1,400,000	1,390,768
6.921% 8/8/33	1,400,000	1,453,777
Bank of America Corp.:
1.658% 3/11/27 (b)	9,900,000	9,186,151
1.734% 7/22/27 (b)	7,800,000	7,152,454
1.898% 7/23/31 (b)	4,200,000	3,408,770
2.015% 2/13/26 (b)	15,400,000	14,878,008
2.087% 6/14/29 (b)	8,400,000	7,381,753
2.299% 7/21/32 (b)	3,700,000	2,994,852
2.456% 10/22/25 (b)	2,600,000	2,545,361
2.482% 9/21/36 (b)	1,900,000	1,497,882
2.572% 10/20/32 (b)	7,000,000	5,737,204
2.651% 3/11/32 (b)	12,800,000	10,712,156
2.676% 6/19/41 (b)	9,300,000	6,475,520
2.687% 4/22/32 (b)	5,100,000	4,270,879
2.831% 10/24/51 (b)	3,893,000	2,495,959
2.972% 7/21/52 (b)	2,700,000	1,796,474
3.194% 7/23/30 (b)	2,934,000	2,641,264
3.248% 10/21/27	3,268,000	3,088,759
3.366% 1/23/26 (b)	8,569,000	8,404,969
3.419% 12/20/28 (b)	19,130,000	17,871,889
3.593% 7/21/28 (b)	1,978,000	1,875,262
3.705% 4/24/28 (b)	1,568,000	1,494,938
3.974% 2/7/30 (b)	2,521,000	2,369,706
4% 4/1/24	867,000	865,762
4% 1/22/25	1,069,000	1,053,535
4.078% 4/23/40 (b)	5,000,000	4,272,424
4.083% 3/20/51 (b)	8,350,000	6,740,112
4.183% 11/25/27	10,318,000	9,976,244
4.2% 8/26/24	1,515,000	1,503,683
4.25% 10/22/26	713,000	697,626
4.271% 7/23/29 (b)	7,550,000	7,254,031
4.33% 3/15/50 (b)	2,333,000	1,984,851
4.443% 1/20/48 (b)	2,718,000	2,354,640
4.45% 3/3/26	2,317,000	2,280,236
4.948% 7/22/28 (b)	2,800,000	2,772,194
5% 1/21/44	958,000	916,811
5.202% 4/25/29 (b)	2,000,000	1,989,167
5.288% 4/25/34 (b)	1,800,000	1,774,514
5.872% 9/15/34 (b)	6,700,000	6,870,258
5.875% 2/7/42	409,000	431,003
6.11% 1/29/37	1,224,000	1,283,405
7.75% 5/14/38	2,324,000	2,790,124
Bank of Montreal:
3.088% 1/10/37 (b)	1,000,000	809,528
3.803% 12/15/32 (b)	1,720,000	1,583,586
4.7% 9/14/27	3,700,000	3,663,524
5.266% 12/11/26	4,900,000	4,912,392
Bank of Nova Scotia:
4.5% 12/16/25	2,830,000	2,781,701
4.588% 5/4/37 (b)	500,000	447,210
4.85% 2/1/30	3,400,000	3,354,761
5.25% 12/6/24	6,500,000	6,484,905
5.25% 6/12/28	3,300,000	3,315,719
Barclays PLC:
2.279% 11/24/27 (b)	4,700,000	4,295,581
2.852% 5/7/26 (b)	300,000	290,030
2.894% 11/24/32 (b)	4,700,000	3,827,348
3.33% 11/24/42 (b)	1,000,000	723,948
3.564% 9/23/35 (b)	2,000,000	1,676,361
3.932% 5/7/25 (b)	572,000	569,782
4.375% 1/12/26	711,000	696,526
4.836% 5/9/28	1,711,000	1,648,802
4.95% 1/10/47	3,320,000	3,018,069
4.972% 5/16/29 (b)	759,000	737,968
5.088% 6/20/30 (b)	1,000,000	947,345
5.2% 5/12/26	2,580,000	2,551,057
5.25% 8/17/45	998,000	953,922
5.501% 8/9/28 (b)	1,080,000	1,075,289
5.829% 5/9/27 (b)	2,000,000	2,005,061
6.224% 5/9/34 (b)	1,800,000	1,822,466
6.49% 9/13/29 (b)	3,000,000	3,092,360
7.119% 6/27/34 (b)	1,900,000	1,972,231
7.437% 11/2/33 (b)	1,900,000	2,078,600
BB&T Corp. 3.875% 3/19/29	5,000,000	4,599,781
BPCE SA 4% 4/15/24	284,000	283,348
Canadian Imperial Bank of Commerce 3.6% 4/7/32	4,100,000	3,664,471
Citigroup, Inc.:
1.122% 1/28/27 (b)	9,700,000	8,939,438
1.462% 6/9/27 (b)	9,250,000	8,472,141
2.561% 5/1/32 (b)	3,000,000	2,469,979
2.904% 11/3/42 (b)	1,900,000	1,347,413
3.057% 1/25/33 (b)	4,300,000	3,610,456
3.52% 10/27/28 (b)	16,306,000	15,323,395
3.668% 7/24/28 (b)	1,351,000	1,281,009
3.7% 1/12/26	1,984,000	1,931,394
3.75% 6/16/24	2,000,000	1,987,849
3.785% 3/17/33 (b)	5,600,000	4,955,070
3.887% 1/10/28 (b)	802,000	770,820
3.98% 3/20/30 (b)	5,278,000	4,947,391
4.125% 7/25/28	2,752,000	2,617,829
4.3% 11/20/26	2,984,000	2,906,548
4.4% 6/10/25	713,000	702,400
4.6% 3/9/26	1,069,000	1,051,485
4.65% 7/30/45	2,930,000	2,635,192
4.75% 5/18/46	1,403,000	1,234,894
5.3% 5/6/44	356,000	339,963
5.316% 3/26/41 (b)	3,530,000	3,452,035
5.5% 9/13/25	891,000	889,304
5.61% 9/29/26 (b)	4,000,000	4,005,075
5.875% 2/22/33	2,000,000	2,040,027
5.875% 1/30/42	1,298,000	1,363,162
6.27% 11/17/33 (b)	2,500,000	2,622,617
6.625% 6/15/32	1,600,000	1,703,659
6.675% 9/13/43	3,800,000	4,192,411
8.125% 7/15/39	3,263,000	4,143,644
Citizens Financial Group, Inc.:
2.638% 9/30/32	337,000	255,883
5.641% 5/21/37 (b)	500,000	458,966
Comerica, Inc. 3.8% 7/22/26	651,000	622,263
Corporacion Andina de Fomento 5% 1/24/29	1,730,000	1,708,785
Export-Import Bank of Korea:
0.625% 2/9/26	5,100,000	4,689,419
1.125% 12/29/26	2,000,000	1,798,271
2.375% 6/25/24	2,000,000	1,980,220
2.875% 1/21/25	4,215,000	4,133,819
5.125% 9/18/33	4,000,000	4,043,560
Fifth Third Bancorp:
2.55% 5/5/27	4,300,000	3,948,633
6.339% 7/27/29 (b)	1,100,000	1,128,777
6.361% 10/27/28 (b)	3,130,000	3,190,894
8.25% 3/1/38	371,000	438,664
HSBC Holdings PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.650% 6.332% 3/9/44 (b)(d)	600,000	630,820
2.013% 9/22/28 (b)	1,800,000	1,594,727
2.206% 8/17/29 (b)	5,590,000	4,853,195
2.633% 11/7/25 (b)	9,800,000	9,584,373
2.804% 5/24/32 (b)	5,730,000	4,737,468
2.848% 6/4/31 (b)	1,800,000	1,532,048
3.803% 3/11/25 (b)	9,504,000	9,499,224
3.9% 5/25/26	1,961,000	1,900,145
4.25% 8/18/25	998,000	976,581
4.292% 9/12/26 (b)	13,003,000	12,744,889
4.375% 11/23/26	3,716,000	3,616,065
4.762% 3/29/33 (b)	2,100,000	1,929,962
5.25% 3/14/44	1,654,000	1,574,853
5.887% 8/14/27 (b)	2,000,000	2,013,267
6.1% 1/14/42	1,400,000	1,534,596
6.254% 3/9/34 (b)	6,200,000	6,433,449
6.5% 5/2/36	807,000	825,989
6.5% 9/15/37	2,564,000	2,627,602
6.8% 6/1/38	2,600,000	2,729,145
7.39% 11/3/28 (b)	4,700,000	4,979,049
8.113% 11/3/33 (b)	3,700,000	4,178,125
HSBC U.S.A., Inc. 3.5% 6/23/24	1,247,000	1,238,957
Huntington Bancshares, Inc.:
4.443% 8/4/28 (b)	2,000,000	1,920,812
6.208% 8/21/29 (b)	1,500,000	1,525,291
Huntington National Bank 4.552% 5/17/28 (b)	3,900,000	3,762,848
ING Groep NV:
1.726% 4/1/27 (b)	2,300,000	2,129,130
2.727% 4/1/32 (b)	2,300,000	1,936,178
3.869% 3/28/26 (b)	4,900,000	4,809,129
4.252% 3/28/33 (b)	1,000,000	920,554
Japan Bank International Cooperation:
1.25% 1/21/31	8,076,000	6,460,095
1.875% 7/21/26	4,640,000	4,328,951
2.125% 2/10/25	284,000	275,723
2.25% 11/4/26	744,000	696,402
2.375% 4/20/26	470,000	445,957
2.75% 1/21/26	450,000	432,159
2.875% 6/1/27	1,354,000	1,277,869
3.25% 7/20/28	1,604,000	1,513,592
3.5% 10/31/28	1,000,000	949,310
JPMorgan Chase & Co.:
0.768% 8/9/25 (b)	11,000,000	10,751,249
0.969% 6/23/25 (b)	11,100,000	10,928,837
1.47% 9/22/27 (b)	3,400,000	3,089,353
1.578% 4/22/27 (b)	7,261,000	6,714,544
1.953% 2/4/32 (b)	10,000,000	8,042,219
2.545% 11/8/32 (b)	4,100,000	3,376,092
2.58% 4/22/32 (b)	7,281,000	6,092,055
2.739% 10/15/30 (b)	2,600,000	2,280,959
2.95% 10/1/26	4,497,000	4,274,976
2.956% 5/13/31 (b)	5,000,000	4,342,865
3.109% 4/22/51 (b)	300,000	205,871
3.22% 3/1/25 (b)	8,329,000	8,328,316
3.3% 4/1/26	1,604,000	1,546,929
3.328% 4/22/52 (b)	1,500,000	1,064,858
3.509% 1/23/29 (b)	11,000,000	10,360,733
3.54% 5/1/28 (b)	3,030,000	2,880,143
3.875% 9/10/24	5,833,000	5,779,774
3.882% 7/24/38 (b)	2,572,000	2,193,887
3.9% 7/15/25	3,850,000	3,784,644
3.964% 11/15/48 (b)	1,676,000	1,345,376
4.005% 4/23/29 (b)	1,686,000	1,610,796
4.125% 12/15/26	1,047,000	1,022,139
4.203% 7/23/29 (b)	14,141,000	13,577,605
4.25% 10/1/27	5,400,000	5,290,970
4.323% 4/26/28 (b)	1,500,000	1,463,773
4.565% 6/14/30 (b)	4,100,000	3,972,230
4.586% 4/26/33 (b)	8,600,000	8,159,969
4.85% 2/1/44	2,000,000	1,878,023
4.851% 7/25/28 (b)	6,200,000	6,131,293
4.95% 6/1/45	707,000	663,789
5.35% 6/1/34 (b)	8,500,000	8,462,343
5.5% 10/15/40	1,016,000	1,038,856
5.6% 7/15/41	267,000	275,475
5.625% 8/16/43	891,000	914,437
6.4% 5/15/38	4,660,000	5,199,022
KeyBank NA:
3.4% 5/20/26	711,000	670,542
4.15% 8/8/25	1,000,000	968,425
5% 1/26/33	3,000,000	2,738,633
KeyCorp 4.789% 6/1/33 (b)	1,500,000	1,356,874
Korea Development Bank:
0.4% 6/19/24	2,500,000	2,462,119
1.625% 1/19/31	2,750,000	2,226,532
Lloyds Banking Group PLC:
4.344% 1/9/48	2,674,000	2,105,879
4.375% 3/22/28	4,000,000	3,861,289
4.582% 12/10/25	420,000	411,576
4.65% 3/24/26	1,533,000	1,503,880
4.976% 8/11/33 (b)	1,900,000	1,808,255
5.871% 3/6/29 (b)	4,000,000	4,038,010
7.953% 11/15/33 (b)	1,900,000	2,113,450
Manufacturers & Traders Trust Co. 4.7% 1/27/28	4,700,000	4,521,613
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (b)	8,000,000	7,319,180
2.309% 7/20/32 (b)	7,850,000	6,430,390
2.494% 10/13/32 (b)	1,300,000	1,075,612
2.801% 7/18/24	1,294,000	1,279,998
3.195% 7/18/29	3,113,000	2,830,926
3.751% 7/18/39	3,286,000	2,801,815
3.85% 3/1/26	1,173,000	1,143,728
4.153% 3/7/39	4,100,000	3,691,435
5.422% 2/22/29 (b)	4,000,000	4,028,378
Mizuho Financial Group, Inc.:
1.554% 7/9/27 (b)	3,712,000	3,405,220
2.226% 5/25/26 (b)	1,600,000	1,534,590
2.26% 7/9/32 (b)	3,800,000	3,071,283
2.591% 5/25/31 (b)	1,400,000	1,192,166
2.839% 7/16/25 (b)	4,600,000	4,550,471
5.748% 7/6/34 (b)	3,000,000	3,059,917
5.778% 7/6/29 (b)	1,500,000	1,528,268
National Australia Bank Ltd.:
4.787% 1/10/29	4,100,000	4,073,673
5.132% 11/22/24	5,820,000	5,814,463
NatWest Group PLC:
3 month U.S. LIBOR + 1.750% 4.892% 5/18/29 (b)(d)	2,600,000	2,533,110
3.754% 11/1/29 (b)	7,840,000	7,690,891
4.445% 5/8/30 (b)	252,000	238,576
4.8% 4/5/26	1,176,000	1,161,464
5.778% 3/1/35 (b)	2,300,000	2,295,426
5.808% 9/13/29 (b)	2,100,000	2,121,354
5.847% 3/2/27 (b)	2,120,000	2,128,708
Oesterreichische Kontrollbank AG 0.375% 9/17/25	2,083,000	1,943,861
PNC Financial Services Group, Inc.:
1.15% 8/13/26	15,000,000	13,623,646
2.2% 11/1/24	3,500,000	3,423,150
3.9% 4/29/24	1,007,000	1,003,449
5.354% 12/2/28 (b)	2,250,000	2,250,959
5.582% 6/12/29 (b)	2,000,000	2,011,029
5.676% 1/22/35 (b)	2,600,000	2,607,496
5.939% 8/18/34 (b)	5,300,000	5,399,512
Rabobank Nederland:
3.75% 7/21/26	3,431,000	3,288,638
4.375% 8/4/25	853,000	836,607
5.25% 5/24/41	535,000	540,675
5.75% 12/1/43	1,590,000	1,599,739
Rabobank Nederland New York Branch:
3.375% 5/21/25	533,000	521,844
4.8% 1/9/29	3,700,000	3,665,130
Royal Bank of Canada:
2.05% 1/21/27	5,000,000	4,617,307
2.55% 7/16/24	9,480,000	9,368,550
4.24% 8/3/27	4,200,000	4,093,461
4.65% 1/27/26	2,315,000	2,293,801
4.95% 2/1/29	5,200,000	5,162,367
5% 5/2/33	2,100,000	2,066,804
6% 11/1/27	2,000,000	2,059,333
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (b)	3,800,000	3,436,373
6.174% 1/9/30 (b)	1,800,000	1,795,309
6.565% 6/12/29 (b)	900,000	915,734
Santander UK Group Holdings PLC:
6.534% 1/10/29 (b)	5,600,000	5,742,320
6.833% 11/21/26 (b)	6,400,000	6,497,589
Sumitomo Mitsui Banking Corp. 3.4% 7/11/24	814,000	807,402
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	2,000,000	1,900,710
2.142% 9/23/30	5,967,000	4,903,807
2.174% 1/14/27	8,300,000	7,666,636
2.348% 1/15/25	2,000,000	1,947,787
2.696% 7/16/24	3,600,000	3,561,538
2.75% 1/15/30	2,000,000	1,748,910
3.05% 1/14/42	4,100,000	3,105,758
3.544% 1/17/28	4,800,000	4,545,518
5.52% 1/13/28	1,600,000	1,625,642
5.776% 7/13/33	4,000,000	4,142,009
The Toronto-Dominion Bank:
3.2% 3/10/32	3,700,000	3,226,534
4.108% 6/8/27	5,000,000	4,858,449
4.693% 9/15/27	2,000,000	1,977,311
5.264% 12/11/26	4,600,000	4,629,308
5.523% 7/17/28	1,200,000	1,220,144
Truist Financial Corp.:
1.125% 8/3/27	6,000,000	5,225,892
4.26% 7/28/26 (b)	5,000,000	4,898,174
5.711% 1/24/35 (b)	4,100,000	4,059,118
5.867% 6/8/34 (b)	1,200,000	1,199,877
U.S. Bancorp:
1.375% 7/22/30	6,900,000	5,464,324
3.1% 4/27/26	6,704,000	6,403,405
3.9% 4/26/28	5,500,000	5,267,971
4.548% 7/22/28 (b)	5,900,000	5,760,325
5.775% 6/12/29 (b)	2,100,000	2,121,916
5.85% 10/21/33 (b)	1,800,000	1,822,139
Wells Fargo & Co.:
0.805% 5/19/25 (b)	8,900,000	8,793,752
2.406% 10/30/25 (b)	11,000,000	10,762,532
3% 10/23/26	3,624,000	3,426,131
3.068% 4/30/41 (b)	7,000,000	5,169,337
3.3% 9/9/24	4,985,000	4,926,813
3.35% 3/2/33 (b)	6,500,000	5,579,053
3.55% 9/29/25	756,000	736,475
3.9% 5/1/45	849,000	679,485
4.1% 6/3/26	575,000	560,027
4.15% 1/24/29	665,000	636,549
4.4% 6/14/46	1,272,000	1,047,657
4.54% 8/15/26 (b)	10,000,000	9,861,831
4.75% 12/7/46	3,496,000	3,022,281
4.808% 7/25/28 (b)	4,800,000	4,713,946
4.897% 7/25/33 (b)	3,100,000	2,964,061
4.9% 11/17/45	742,000	657,761
5.013% 4/4/51 (b)	3,840,000	3,550,825
5.375% 11/2/43	5,130,000	4,904,738
5.389% 4/24/34 (b)	9,700,000	9,540,331
5.557% 7/25/34 (b)	3,000,000	2,988,409
5.574% 7/25/29 (b)	3,150,000	3,170,628
5.606% 1/15/44	6,636,000	6,438,050
6.491% 10/23/34 (b)	6,200,000	6,593,758
Westpac Banking Corp.:
U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (b)(d)	2,000,000	1,960,666
2.85% 5/13/26	846,000	808,115
2.894% 2/4/30 (b)	6,140,000	5,953,284
3.735% 8/26/25	2,000,000	1,962,560
4.043% 8/26/27	6,800,000	6,654,929
4.11% 7/24/34 (b)	1,590,000	1,452,380
4.421% 7/24/39	1,910,000	1,657,702
5.457% 11/18/27	3,500,000	3,558,956
6.82% 11/17/33	800,000	858,483
		1,084,437,717
Capital Markets - 1.8%
Affiliated Managers Group, Inc. 3.5% 8/1/25	846,000	822,261
Ameriprise Financial, Inc. 5.15% 5/15/33	1,300,000	1,299,925
Ares Capital Corp.:
2.15% 7/15/26	4,800,000	4,360,317
3.2% 11/15/31	900,000	732,560
3.25% 7/15/25	1,000,000	960,516
3.875% 1/15/26	1,500,000	1,439,079
7% 1/15/27	1,500,000	1,529,882
Ares Management Corp. 6.375% 11/10/28	900,000	937,902
Bank of New York Mellon Corp.:
1.05% 10/15/26	10,900,000	9,855,788
1.8% 7/28/31	6,500,000	5,239,505
2.8% 5/4/26	1,004,000	959,575
4.414% 7/24/26 (b)	5,000,000	4,931,276
4.967% 4/26/34 (b)	1,700,000	1,656,675
5.834% 10/25/33 (b)	2,000,000	2,076,903
BlackRock, Inc.:
1.9% 1/28/31	5,500,000	4,549,126
3.5% 3/18/24	517,000	516,556
Blackstone Private Credit Fund:
2.7% 1/15/25	4,700,000	4,564,420
4.7% 3/24/25	5,000,000	4,922,393
7.3% 11/27/28 (c)	1,770,000	1,826,759
Brookfield Finance I PLC / Brookfield Finance, Inc. 2.34% 1/30/32	4,100,000	3,289,900
Brookfield Finance, Inc. 2.724% 4/15/31	6,700,000	5,630,124
Cboe Global Markets, Inc. 1.625% 12/15/30	1,600,000	1,298,127
Charles Schwab Corp.:
0.9% 3/11/26	3,900,000	3,577,055
1.65% 3/11/31	4,520,000	3,585,134
2% 3/20/28	1,600,000	1,419,267
2.45% 3/3/27	4,600,000	4,263,889
3.2% 3/2/27	5,100,000	4,840,257
3.85% 5/21/25	1,950,000	1,913,456
5.643% 5/19/29 (b)	1,000,000	1,012,634
6.136% 8/24/34 (b)	1,800,000	1,864,819
CI Financial Corp. 3.2% 12/17/30	3,700,000	2,949,409
CME Group, Inc. 5.3% 9/15/43	1,840,000	1,858,926
Credit Suisse AG:
3.625% 9/9/24	7,519,000	7,444,398
5% 7/9/27	1,300,000	1,288,000
Deutsche Bank AG:
4.1% 1/13/26	4,800,000	4,672,351
4.5% 4/1/25	427,000	418,814
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (b)	3,500,000	3,179,555
3.7% 5/30/24	1,746,000	1,735,747
3.729% 1/14/32 (b)	3,300,000	2,703,036
4.1% 1/13/26	3,886,000	3,790,543
6.119% 7/14/26 (b)	3,000,000	3,006,480
6.819% 11/20/29 (b)	4,570,000	4,726,016
7.079% 2/10/34 (b)	1,200,000	1,196,083
7.146% 7/13/27 (b)	1,600,000	1,643,427
Franklin Resources, Inc. 2.85% 3/30/25	677,000	659,595
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (b)	9,000,000	8,589,547
2.383% 7/21/32 (b)	12,700,000	10,335,058
2.615% 4/22/32 (b)	16,100,000	13,386,839
3.5% 1/23/25	891,000	875,652
3.691% 6/5/28 (b)	7,900,000	7,533,841
3.75% 2/25/26	1,038,000	1,011,629
3.8% 3/15/30	1,644,000	1,528,573
3.85% 7/8/24	677,000	672,752
3.85% 1/26/27	5,390,000	5,205,275
4.017% 10/31/38 (b)	4,100,000	3,502,908
4.223% 5/1/29 (b)	17,900,000	17,163,236
4.25% 10/21/25	391,000	384,074
4.411% 4/23/39 (b)	3,500,000	3,097,205
4.75% 10/21/45	2,813,000	2,570,286
5.15% 5/22/45	4,190,000	3,998,763
5.7% 11/1/24	2,000,000	2,001,113
5.95% 1/15/27	2,674,000	2,730,028
6.125% 2/15/33	2,400,000	2,574,513
6.75% 10/1/37	5,170,000	5,619,538
Intercontinental Exchange, Inc.:
1.85% 9/15/32	4,020,000	3,100,610
2.65% 9/15/40	4,020,000	2,822,006
3% 6/15/50	2,892,000	1,954,245
3.75% 12/1/25	1,025,000	998,884
4% 9/15/27	4,000,000	3,853,309
4.6% 3/15/33	5,300,000	5,068,980
Invesco Finance PLC 3.75% 1/15/26	3,000,000	2,915,599
Jefferies Financial Group, Inc.:
2.625% 10/15/31	1,000,000	817,998
4.15% 1/23/30	3,100,000	2,884,242
4.85% 1/15/27	1,100,000	1,092,433
Legg Mason, Inc. 5.625% 1/15/44	700,000	702,402
LPL Holdings, Inc. 6.75% 11/17/28	1,000,000	1,043,811
Moody's Corp.:
2% 8/19/31	1,100,000	888,469
4.25% 8/8/32	1,700,000	1,606,329
4.875% 12/17/48	2,500,000	2,311,073
Morgan Stanley:
1.164% 10/21/25 (b)	8,200,000	7,957,046
1.512% 7/20/27 (b)	6,100,000	5,580,501
1.593% 5/4/27 (b)	17,500,000	16,133,426
1.794% 2/13/32 (b)	5,470,000	4,330,981
2.188% 4/28/26 (b)	2,320,000	2,232,668
2.239% 7/21/32 (b)	16,300,000	13,131,532
3.125% 7/27/26	998,000	951,960
3.591% 7/22/28 (b)	1,515,000	1,434,106
3.7% 10/23/24	1,069,000	1,055,889
3.772% 1/24/29 (b)	20,700,000	19,572,048
3.875% 4/29/24	2,616,000	2,607,581
3.875% 1/27/26	935,000	911,961
3.95% 4/23/27	8,938,000	8,603,550
3.971% 7/22/38 (b)	1,114,000	950,408
4.21% 4/20/28 (b)	6,700,000	6,484,759
4.3% 1/27/45	356,000	308,526
4.375% 1/22/47	1,978,000	1,706,864
4.457% 4/22/39 (b)	5,218,000	4,687,016
5.123% 2/1/29 (b)	2,500,000	2,483,619
5.164% 4/20/29 (b)	1,400,000	1,391,993
5.25% 4/21/34 (b)	3,500,000	3,435,367
5.297% 4/20/37 (b)	2,500,000	2,394,914
5.597% 3/24/51 (b)	1,100,000	1,142,121
5.948% 1/19/38 (b)	1,100,000	1,097,100
6.296% 10/18/28 (b)	2,000,000	2,067,381
6.342% 10/18/33 (b)	2,000,000	2,119,727
6.375% 7/24/42	4,162,000	4,629,115
7.25% 4/1/32	178,000	202,970
NASDAQ, Inc.:
1.65% 1/15/31	3,450,000	2,746,719
3.85% 6/30/26	1,000,000	971,103
5.35% 6/28/28	2,900,000	2,929,082
5.95% 8/15/53	2,234,000	2,297,133
Nomura Holdings, Inc.:
1.653% 7/14/26	1,000,000	915,302
2.172% 7/14/28	1,300,000	1,132,364
3.103% 1/16/30	6,459,000	5,668,611
5.386% 7/6/27	2,600,000	2,594,950
6.07% 7/12/28	1,000,000	1,024,271
6.181% 1/18/33	1,000,000	1,048,140
Northern Trust Corp.:
1.95% 5/1/30	50,000	42,239
4% 5/10/27	1,100,000	1,068,745
6.125% 11/2/32	1,300,000	1,368,698
S&P Global, Inc.:
2.45% 3/1/27	3,500,000	3,262,885
2.9% 3/1/32	6,200,000	5,345,063
3.25% 12/1/49	2,000,000	1,430,172
Sixth Street Specialty Lending, Inc. 6.125% 3/1/29	900,000	885,945
State Street Corp.:
1.684% 11/18/27 (b)	5,652,000	5,175,091
2.65% 5/19/26	1,346,000	1,279,472
4.821% 1/26/34 (b)	3,200,000	3,086,254
5.684% 11/21/29 (b)	1,400,000	1,430,334
6.123% 11/21/34 (b)	600,000	620,187
UBS AG London Branch 4.5% 6/26/48	2,500,000	2,289,776
UBS Group AG:
4.55% 4/17/26	1,515,000	1,488,544
4.875% 5/15/45	3,199,000	2,939,542
		424,635,431
Consumer Finance - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	4,000,000	3,689,563
3% 10/29/28	3,750,000	3,369,623
3.4% 10/29/33	2,500,000	2,076,944
3.65% 7/21/27	802,000	754,654
3.85% 10/29/41	2,500,000	1,940,846
3.875% 1/23/28	2,798,000	2,635,362
4.45% 10/1/25	1,756,000	1,722,134
5.3% 1/19/34	3,100,000	2,990,386
6.45% 4/15/27 (c)	1,531,000	1,567,071
Ally Financial, Inc.:
4.75% 6/9/27	1,100,000	1,068,445
5.125% 9/30/24	5,600,000	5,575,385
6.848% 1/3/30 (b)	2,700,000	2,759,471
6.992% 6/13/29 (b)	1,500,000	1,541,108
8% 11/1/31	1,762,000	1,918,069
American Express Co.:
2.5% 7/30/24	11,755,000	11,603,701
4.05% 12/3/42	1,243,000	1,070,705
4.42% 8/3/33 (b)	1,000,000	947,587
5.282% 7/27/29 (b)	9,500,000	9,548,543
5.85% 11/5/27	2,000,000	2,053,406
Capital One Financial Corp.:
3.3% 10/30/24	3,800,000	3,742,129
3.75% 7/28/26	1,737,000	1,668,422
3.75% 3/9/27	4,135,000	3,947,671
3.8% 1/31/28	2,317,000	2,191,371
4.25% 4/30/25	5,000,000	4,932,455
4.927% 5/10/28 (b)	2,400,000	2,348,191
5.247% 7/26/30 (b)	4,300,000	4,192,990
5.268% 5/10/33 (b)	1,000,000	971,413
5.817% 2/1/34 (b)	1,000,000	988,765
6.051% 2/1/35 (b)	2,300,000	2,323,051
6.377% 6/8/34 (b)	2,300,000	2,369,913
Discover Financial Services 4.5% 1/30/26	3,354,000	3,300,441
Ford Motor Credit Co. LLC:
6.798% 11/7/28	3,500,000	3,627,468
6.8% 5/12/28	9,045,000	9,334,059
7.122% 11/7/33	2,400,000	2,558,147
John Deere Capital Corp.:
2.65% 6/24/24	1,864,000	1,847,559
2.65% 6/10/26	891,000	848,883
2.8% 9/8/27	47,000	44,013
3.05% 1/6/28	5,000,000	4,720,540
3.45% 3/13/25	1,850,000	1,816,529
3.45% 3/7/29	2,779,000	2,624,618
4.15% 9/15/27	2,000,000	1,961,285
4.35% 9/15/32	2,000,000	1,937,506
4.7% 6/10/30	5,100,000	5,059,350
4.9% 3/3/28	2,100,000	2,111,883
Synchrony Financial:
3.7% 8/4/26	842,000	794,724
4.375% 3/19/24	106,000	105,921
5.15% 3/19/29	5,225,000	4,984,070
Toyota Motor Credit Corp.:
1.15% 8/13/27	7,300,000	6,469,379
1.65% 1/10/31	2,100,000	1,703,772
1.9% 4/6/28	1,250,000	1,116,647
2.15% 2/13/30	2,000,000	1,717,791
3% 4/1/25	5,350,000	5,227,358
3.05% 3/22/27	2,500,000	2,371,723
4.45% 6/29/29	2,600,000	2,555,078
4.55% 9/20/27	1,400,000	1,387,838
5.55% 11/20/30	4,400,000	4,543,886
		163,279,842
Financial Services - 0.7%
Aon Corp. / Aon Global Holdings PLC:
2.05% 8/23/31	900,000	722,620
2.6% 12/2/31	4,000,000	3,325,173
2.85% 5/28/27	4,500,000	4,192,625
Berkshire Hathaway, Inc.:
3.125% 3/15/26	2,050,000	1,980,614
4.5% 2/11/43	356,000	336,664
BP Capital Markets America, Inc.:
3% 2/24/50	5,290,000	3,529,398
3.017% 1/16/27	1,693,000	1,608,506
3.06% 6/17/41	3,600,000	2,677,776
3.633% 4/6/30	5,000,000	4,663,079
4.812% 2/13/33	2,700,000	2,634,082
Brixmor Operating Partnership LP:
3.9% 3/15/27	1,005,000	958,471
4.05% 7/1/30	1,138,000	1,047,094
4.125% 6/15/26	1,346,000	1,297,022
4.125% 5/15/29	1,216,000	1,136,996
CNH Industrial Capital LLC 5.5% 1/12/29	3,440,000	3,486,917
Corebridge Financial, Inc.:
4.4% 4/5/52	2,000,000	1,605,238
5.75% 1/15/34	1,100,000	1,096,697
6.875% 12/15/52 (b)	1,800,000	1,797,083
DH Europe Finance II SARL:
2.6% 11/15/29	1,500,000	1,333,567
3.25% 11/15/39	2,600,000	2,068,756
3.4% 11/15/49	1,000,000	748,230
Equitable Holdings, Inc. 5% 4/20/48	2,150,000	1,944,049
Fidelity National Information Services, Inc.:
1.15% 3/1/26	5,023,000	4,645,031
2.25% 3/1/31	4,000,000	3,349,639
5.625% 7/15/52	600,000	595,752
Fiserv, Inc.:
2.25% 6/1/27	5,700,000	5,214,134
2.75% 7/1/24	10,000	9,900
3.5% 7/1/29	2,799,000	2,571,617
4.4% 7/1/49	2,682,000	2,243,776
5.375% 8/21/28	3,050,000	3,074,473
Global Payments, Inc.:
1.2% 3/1/26	7,100,000	6,535,643
2.9% 5/15/30	4,600,000	3,964,814
4.8% 4/1/26	1,000,000	987,504
5.4% 8/15/32	1,800,000	1,775,991
Japan International Cooperation Agency 1.75% 4/28/31	2,622,000	2,134,806
KfW:
0% 4/18/36	13,551,000	7,827,884
0.375% 7/18/25	3,680,000	3,458,971
2% 5/2/25	682,000	658,882
2.5% 11/20/24	5,558,000	5,449,648
2.875% 4/3/28	2,738,000	2,578,190
MasterCard, Inc.:
3.3% 3/26/27	1,600,000	1,534,869
3.8% 11/21/46	677,000	557,094
3.85% 3/26/50	4,600,000	3,799,946
4.85% 3/9/33	1,900,000	1,897,634
National Rural Utilities Cooperative Finance Corp.:
4.15% 12/15/32	5,800,000	5,344,163
5.8% 1/15/33	1,700,000	1,758,233
PayPal Holdings, Inc.:
1.65% 6/1/25	4,300,000	4,115,470
2.3% 6/1/30	2,800,000	2,383,018
2.4% 10/1/24	1,000,000	981,772
2.85% 10/1/29	3,160,000	2,816,153
5.25% 6/1/62	1,400,000	1,304,113
Rexford Industrial Realty LP 2.125% 12/1/30	1,300,000	1,052,541
The Western Union Co.:
2.75% 3/15/31	1,400,000	1,149,775
2.85% 1/10/25	2,130,000	2,078,036
Visa, Inc.:
1.9% 4/15/27	5,100,000	4,698,954
2.05% 4/15/30	13,400,000	11,496,036
2.7% 4/15/40	1,000,000	738,405
2.75% 9/15/27	2,125,000	1,991,050
3.15% 12/14/25	1,606,000	1,557,042
4.3% 12/14/45	2,719,000	2,430,859
Voya Financial, Inc.:
3.65% 6/15/26	2,814,000	2,700,468
5.7% 7/15/43	668,000	647,742
		158,300,685
Insurance - 0.6%
ACE INA Holdings, Inc.:
1.375% 9/15/30	6,000,000	4,856,774
3.05% 12/15/61	700,000	465,636
3.35% 5/3/26	4,752,000	4,581,559
4.35% 11/3/45	713,000	629,551
AFLAC, Inc.:
3.6% 4/1/30	4,959,000	4,596,687
4% 10/15/46	673,000	536,566
Allstate Corp.:
1.45% 12/15/30	7,877,000	6,219,742
3.28% 12/15/26	841,000	801,384
4.2% 12/15/46	1,348,000	1,100,791
American International Group, Inc.:
3.875% 1/15/35	481,000	422,961
4.2% 4/1/28	3,307,000	3,211,838
4.375% 6/30/50	2,390,000	2,052,296
4.5% 7/16/44	1,582,000	1,395,810
4.7% 7/10/35	1,034,000	933,442
4.75% 4/1/48	923,000	842,258
5.75% 4/1/48 (b)	2,050,000	2,013,931
Aon North America, Inc.:
5.45% 3/1/34	3,100,000	3,101,963
5.75% 3/1/54	1,200,000	1,204,710
Aon PLC:
3.5% 6/14/24	1,456,000	1,446,386
4.6% 6/14/44	885,000	762,149
4.75% 5/15/45	1,048,000	924,406
Arch Capital Group Ltd. 3.635% 6/30/50	2,400,000	1,767,112
Arthur J. Gallagher & Co.:
5.75% 3/2/53	1,300,000	1,281,034
6.5% 2/15/34	2,300,000	2,457,552
Assurant, Inc. 4.9% 3/27/28	1,000,000	979,396
Athene Holding Ltd.:
3.45% 5/15/52	2,100,000	1,376,983
3.5% 1/15/31	1,100,000	956,094
Baylor Scott & White Holdings:
Series 2021, 2.839% 11/15/50	4,000,000	2,650,609
3.967% 11/15/46	445,000	368,568
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	7,300,000	5,955,967
2.85% 10/15/50	3,200,000	2,113,584
3.85% 3/15/52	1,400,000	1,110,661
4.2% 8/15/48	2,116,000	1,841,215
4.25% 1/15/49	1,528,000	1,345,967
4.4% 5/15/42	2,500,000	2,306,557
5.75% 1/15/40	891,000	957,968
Brighthouse Financial, Inc.:
3.7% 6/22/27	1,090,000	1,027,594
4.7% 6/22/47	1,693,000	1,311,718
Brown & Brown, Inc. 4.95% 3/17/52	1,000,000	863,227
CNA Financial Corp. 5.5% 6/15/33	1,000,000	1,008,482
Fairfax Financial Holdings Ltd.:
4.625% 4/29/30	1,800,000	1,697,990
5.625% 8/16/32	1,500,000	1,475,253
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	1,256,000	1,122,548
3.6% 8/19/49	1,107,000	833,626
4.4% 3/15/48	1,731,000	1,489,107
Lincoln National Corp.:
3.625% 12/12/26	1,069,000	1,020,363
4.35% 3/1/48	2,260,000	1,751,618
Manulife Financial Corp.:
4.15% 3/4/26	6,250,000	6,126,999
5.375% 3/4/46	600,000	587,570
Markel Group, Inc.:
3.35% 9/17/29	1,600,000	1,441,178
5% 5/20/49	1,700,000	1,531,183
Marsh & McLennan Companies, Inc.:
2.375% 12/15/31	2,200,000	1,827,785
3.5% 6/3/24	339,000	336,989
3.75% 3/14/26	2,000,000	1,950,129
3.875% 3/15/24	1,693,000	1,692,061
4.2% 3/1/48	868,000	727,552
4.35% 1/30/47	499,000	423,375
4.9% 3/15/49	1,657,000	1,532,721
5.7% 9/15/53	2,180,000	2,249,461
MetLife, Inc.:
4.05% 3/1/45	690,000	568,591
4.125% 8/13/42	2,600,000	2,203,452
4.6% 5/13/46	4,308,000	3,848,839
4.721% 12/15/44 (b)	891,000	795,488
5.375% 7/15/33	2,400,000	2,409,887
5.875% 2/6/41	341,000	356,199
Principal Financial Group, Inc.:
2.125% 6/15/30	1,760,000	1,463,901
4.3% 11/15/46	1,425,000	1,180,418
Progressive Corp.:
2.45% 1/15/27	2,145,000	1,999,857
3.2% 3/26/30	2,600,000	2,348,630
4.125% 4/15/47	2,390,000	2,006,531
4.2% 3/15/48	1,100,000	946,142
Prudential Financial, Inc.:
3.878% 3/27/28	740,000	710,718
3.905% 12/7/47	2,119,000	1,669,534
3.935% 12/7/49	1,910,000	1,498,964
4.35% 2/25/50	2,633,000	2,228,561
4.418% 3/27/48	1,132,000	966,956
4.6% 5/15/44	1,400,000	1,246,089
5.125% 3/1/52 (b)	1,000,000	934,838
5.7% 12/14/36	68,000	70,102
6% 9/1/52 (b)	2,800,000	2,792,427
Prudential Funding Asia PLC 3.125% 4/14/30	1,200,000	1,069,529
Reinsurance Group of America, Inc.:
3.9% 5/15/29	1,000,000	943,613
3.95% 9/15/26	3,300,000	3,209,716
The Chubb Corp.:
6% 5/11/37	983,000	1,055,025
6.5% 5/15/38	626,000	705,433
The Travelers Companies, Inc.:
4.1% 3/4/49	800,000	674,545
4.3% 8/25/45	261,000	227,505
6.25% 6/15/37	5,488,000	6,032,698
Unum Group 4.5% 12/15/49	1,000,000	792,739
Willis Group North America, Inc.:
2.95% 9/15/29	3,000,000	2,668,993
4.5% 9/15/28	3,479,000	3,358,151
		156,582,707
TOTAL FINANCIALS		1,987,236,382
HEALTH CARE - 2.7%
Biotechnology - 0.5%
AbbVie, Inc.:
2.95% 11/21/26	13,300,000	12,610,552
3.2% 11/21/29	4,000,000	3,659,722
4.05% 11/21/39	9,370,000	8,214,983
4.25% 11/14/28	1,478,000	1,444,135
4.25% 11/21/49	4,700,000	4,032,136
4.3% 5/14/36	1,116,000	1,036,268
4.4% 11/6/42	1,851,000	1,659,618
4.45% 5/14/46	1,247,000	1,102,808
4.55% 3/15/35	3,686,000	3,531,410
4.7% 5/14/45	1,752,000	1,613,770
4.75% 3/15/45	1,128,000	1,045,629
4.8% 3/15/29	3,450,000	3,434,085
4.875% 11/14/48	1,710,000	1,618,291
5.05% 3/15/34	5,000,000	5,024,889
5.4% 3/15/54	3,570,000	3,623,986
Amgen, Inc.:
1.65% 8/15/28	1,200,000	1,045,393
1.9% 2/21/25	2,000,000	1,931,860
2.6% 8/19/26	1,872,000	1,766,854
2.77% 9/1/53	1,460,000	891,154
2.8% 8/15/41	5,000,000	3,565,629
3.125% 5/1/25	356,000	346,909
3.15% 2/21/40	3,890,000	2,918,374
3.375% 2/21/50	2,500,000	1,794,466
4.2% 3/1/33	9,330,000	8,630,498
4.2% 2/22/52	1,500,000	1,212,984
4.4% 5/1/45	1,770,000	1,511,112
4.663% 6/15/51	2,224,000	1,935,522
4.95% 10/1/41	1,200,000	1,117,457
5.15% 3/2/28	5,000,000	5,009,652
5.25% 3/2/33	3,000,000	2,991,774
5.6% 3/2/43	1,700,000	1,701,854
5.65% 3/2/53	10,340,000	10,335,699
Biogen, Inc. 3.15% 5/1/50	3,250,000	2,146,871
Gilead Sciences, Inc.:
1.65% 10/1/30	3,200,000	2,612,826
2.8% 10/1/50	1,600,000	1,031,134
3.65% 3/1/26	1,102,000	1,070,028
4.15% 3/1/47	2,217,000	1,832,445
4.75% 3/1/46	4,393,000	3,993,271
4.8% 4/1/44	3,000,000	2,755,447
5.55% 10/15/53	2,400,000	2,446,374
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	2,100,000	1,698,754
		121,946,623
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories:
1.15% 1/30/28	5,000,000	4,386,613
3.75% 11/30/26	7,242,000	7,050,887
4.75% 11/30/36	802,000	786,259
4.9% 11/30/46	2,854,000	2,751,121
5.3% 5/27/40	700,000	715,469
Baxter International, Inc.:
1.915% 2/1/27	4,700,000	4,275,263
2.539% 2/1/32	4,700,000	3,853,523
Becton, Dickinson & Co.:
2.823% 5/20/30	1,900,000	1,668,433
3.7% 6/6/27	5,003,000	4,796,335
4.669% 6/6/47	256,000	226,747
4.685% 12/15/44	1,937,000	1,733,585
Boston Scientific Corp.:
3.45% 3/1/24	829,000	829,000
4% 3/1/29	1,925,000	1,838,800
4.7% 3/1/49	1,257,000	1,153,475
GE Healthcare Holding LLC:
5.6% 11/15/25	5,100,000	5,116,921
5.65% 11/15/27	1,600,000	1,625,162
5.905% 11/22/32	3,200,000	3,325,639
Medtronic, Inc. 4.625% 3/15/45	3,404,000	3,159,445
Stryker Corp.:
1.95% 6/15/30	1,650,000	1,380,666
2.9% 6/15/50	1,150,000	787,356
3.5% 3/15/26	3,600,000	3,489,800
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	7,228,000	7,072,547
		62,023,046
Health Care Providers & Services - 1.0%
Aetna, Inc.:
4.125% 11/15/42	2,022,000	1,616,438
6.625% 6/15/36	1,160,000	1,262,677
AHS Hospital Corp. 2.78% 7/1/51	3,500,000	2,289,220
Allina Health System, Inc. 3.887% 4/15/49	1,239,000	1,011,188
Banner Health:
2.907% 1/1/42	1,500,000	1,095,823
2.913% 1/1/51	2,700,000	1,742,333
Baptist Healthcare System Obli 3.54% 8/15/50	3,000,000	2,225,546
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	1,786,000	1,456,473
Cardinal Health, Inc. 4.368% 6/15/47	2,476,000	2,035,446
Cencora, Inc. 2.7% 3/15/31	4,100,000	3,502,850
Centene Corp.:
2.625% 8/1/31	5,000,000	4,091,350
3.375% 2/15/30	5,000,000	4,410,737
4.25% 12/15/27	5,100,000	4,851,359
Children's Hospital Medical Center 4.268% 5/15/44	592,000	522,242
Children's Hospital of Philadelphia 2.704% 7/1/50	1,964,000	1,281,729
Cigna Group:
1.25% 3/15/26	3,645,000	3,367,243
2.375% 3/15/31	1,500,000	1,252,237
3.4% 3/15/50	1,000,000	700,309
4.375% 10/15/28	8,532,000	8,281,458
4.8% 8/15/38	4,201,000	3,896,190
4.8% 7/15/46	2,355,000	2,104,541
4.9% 12/15/48	2,618,000	2,352,894
6.125% 11/15/41	535,000	565,848
CommonSpirit Health:
3.91% 10/1/50	3,000,000	2,304,980
4.35% 11/1/42	356,000	303,743
CVS Health Corp.:
2.7% 8/21/40	5,000,000	3,418,724
3% 8/15/26	1,016,000	964,693
3.75% 4/1/30	3,030,000	2,795,768
4.1% 3/25/25	735,000	725,642
4.3% 3/25/28	4,260,000	4,134,333
4.78% 3/25/38	2,600,000	2,362,646
4.875% 7/20/35	553,000	527,125
5% 2/20/26	5,000,000	4,977,308
5% 1/30/29	7,360,000	7,335,992
5.05% 3/25/48	4,884,000	4,356,398
5.125% 7/20/45	4,500,000	4,093,194
5.25% 2/21/33	3,000,000	2,969,429
5.3% 12/5/43	4,832,000	4,497,077
5.625% 2/21/53	1,800,000	1,729,304
6% 6/1/63	2,600,000	2,602,777
Elevance Health, Inc.:
2.25% 5/15/30	1,000,000	849,020
2.55% 3/15/31	1,000,000	847,746
3.65% 12/1/27	4,099,000	3,918,533
3.7% 9/15/49	1,140,000	863,873
4.375% 12/1/47	6,457,000	5,486,304
4.625% 5/15/42	464,000	417,878
4.65% 1/15/43	356,000	322,111
5.125% 2/15/53	3,300,000	3,117,925
5.5% 10/15/32	1,800,000	1,833,204
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	2,400,000	1,873,104
HCA Holdings, Inc.:
3.625% 3/15/32	5,700,000	4,979,268
4.125% 6/15/29	1,540,000	1,450,002
4.5% 2/15/27	5,500,000	5,382,886
4.625% 3/15/52	4,100,000	3,356,927
5.25% 6/15/26	1,499,000	1,489,875
5.25% 6/15/49	3,120,000	2,809,406
5.6% 4/1/34	3,000,000	2,986,809
6% 4/1/54	3,000,000	2,977,437
Humana, Inc.:
1.35% 2/3/27	1,800,000	1,613,995
2.15% 2/3/32	1,900,000	1,506,178
3.85% 10/1/24	5,351,000	5,293,394
3.95% 3/15/27	5,493,000	5,305,434
4.95% 10/1/44	445,000	401,354
Indiana University Health, Inc. 2.852% 11/1/51	3,600,000	2,364,234
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	2,292,000	1,729,495
Kaiser Foundation Hospitals:
2.81% 6/1/41	1,107,000	808,548
3.266% 11/1/49	1,900,000	1,396,165
4.15% 5/1/47	1,136,000	979,529
4.875% 4/1/42	321,000	304,830
Laboratory Corp. of America Holdings 3.6% 9/1/27	2,500,000	2,377,226
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	535,000	448,699
MidMichigan Health 3.409% 6/1/50	833,000	606,515
New York & Presbyterian Hospital:
4.024% 8/1/45	624,000	529,203
4.063% 8/1/56	469,000	381,179
Novant Health, Inc. 3.168% 11/1/51	2,300,000	1,566,243
NYU Hospitals Center 4.784% 7/1/44	1,355,000	1,244,835
Orlando Health Obligated Group 3.327% 10/1/50	1,481,000	1,085,139
Partners Healthcare System, Inc. 4.117% 7/1/55	624,000	515,801
Piedmont Healthcare, Inc. 2.719% 1/1/42	2,688,000	1,896,794
Providence St. Joseph Health Obligated Group 2.7% 10/1/51	3,600,000	2,169,841
Quest Diagnostics, Inc. 2.95% 6/30/30	2,850,000	2,512,530
Sabra Health Care LP 3.2% 12/1/31	1,300,000	1,054,026
Sutter Health 3.361% 8/15/50	3,600,000	2,641,062
Trinity Health Corp. 2.632% 12/1/40	1,000,000	704,180
UnitedHealth Group, Inc.:
1.15% 5/15/26	1,800,000	1,657,714
1.25% 1/15/26	1,100,000	1,027,724
2% 5/15/30	1,500,000	1,261,973
2.375% 8/15/24	956,000	943,112
2.75% 5/15/40	5,332,000	3,841,577
2.9% 5/15/50	100,000	66,432
3.125% 5/15/60	1,300,000	850,599
3.25% 5/15/51	1,800,000	1,262,322
3.375% 4/15/27	963,000	925,723
3.7% 8/15/49	1,728,000	1,326,239
3.75% 7/15/25	5,080,000	4,984,741
3.75% 10/15/47	1,704,000	1,328,563
3.875% 12/15/28	371,000	356,052
3.875% 8/15/59	1,798,000	1,383,463
4.2% 1/15/47	642,000	543,676
4.25% 1/15/29	5,000,000	4,871,430
4.25% 6/15/48	370,000	311,420
4.375% 3/15/42	2,103,000	1,871,478
4.625% 7/15/35	1,100,000	1,061,796
4.625% 11/15/41	1,000,000	912,432
4.75% 7/15/45	297,000	273,292
4.95% 5/15/62	3,100,000	2,865,611
5.05% 4/15/53	4,200,000	3,995,857
5.2% 4/15/63	2,100,000	2,002,596
5.25% 2/15/28	2,400,000	2,440,224
5.35% 2/15/33	4,400,000	4,489,308
5.8% 3/15/36	1,100,000	1,164,457
5.875% 2/15/53	2,400,000	2,567,569
6.05% 2/15/63	1,000,000	1,082,971
6.625% 11/15/37	1,100,000	1,243,924
West Virginia University Health System Obligated Group 3.129% 6/1/50	1,400,000	881,216
		246,209,492
Life Sciences Tools & Services - 0.1%
Danaher Corp. 4.375% 9/15/45	422,000	372,490
Revvity, Inc. 2.25% 9/15/31	1,900,000	1,544,974
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	788,000	702,803
2.8% 10/15/41	800,000	575,825
4.8% 11/21/27	7,000,000	7,004,870
5.086% 8/10/33	2,400,000	2,414,018
5.3% 2/1/44	1,038,000	1,034,402
		13,649,382
Pharmaceuticals - 0.8%
AstraZeneca Finance LLC:
1.2% 5/28/26	5,100,000	4,690,881
2.25% 5/28/31	2,100,000	1,761,691
4.875% 3/3/33	4,700,000	4,689,019
AstraZeneca PLC:
3.375% 11/16/25	3,000,000	2,917,616
4.375% 11/16/45	1,344,000	1,188,527
4.375% 8/17/48	2,246,000	1,998,184
6.45% 9/15/37	579,000	652,660
Bayer U.S. Finance II LLC 3.95% 4/15/45 (c)	248,000	171,469
Bristol-Myers Squibb Co.:
2.35% 11/13/40	1,356,000	909,504
2.9% 7/26/24	5,410,000	5,352,840
3.2% 6/15/26	1,409,000	1,355,888
3.25% 8/1/42	499,000	377,586
3.4% 7/26/29	669,000	623,790
3.7% 3/15/52	1,700,000	1,290,271
3.9% 2/20/28	5,000,000	4,827,384
4.125% 6/15/39	3,103,000	2,703,320
4.25% 10/26/49	3,437,000	2,883,478
4.35% 11/15/47	3,400,000	2,892,633
4.55% 2/20/48	269,000	236,858
4.9% 2/22/29	4,800,000	4,788,708
5.2% 2/22/34	7,200,000	7,258,493
5.55% 2/22/54	4,952,000	5,010,706
Eli Lilly & Co.:
2.25% 5/15/50	800,000	483,764
3.95% 3/15/49	2,610,000	2,194,715
4.875% 2/27/53	2,200,000	2,128,078
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	3,752,000	4,204,018
GSK Consumer Healthcare Capital U.S. LLC:
3.375% 3/24/27	2,700,000	2,564,605
3.625% 3/24/32	6,000,000	5,374,829
Johnson & Johnson:
0.55% 9/1/25	100,000	93,818
1.3% 9/1/30	400,000	327,498
2.1% 9/1/40	5,228,000	3,552,921
2.45% 3/1/26	997,000	954,069
2.45% 9/1/60	1,600,000	944,344
3.4% 1/15/38	1,663,000	1,411,488
3.5% 1/15/48	5,369,000	4,243,487
3.625% 3/3/37	713,000	630,098
4.5% 12/5/43	1,181,000	1,111,293
4.85% 5/15/41	760,000	748,201
Merck & Co., Inc.:
2.15% 12/10/31	5,500,000	4,556,109
2.9% 3/7/24	414,000	413,875
2.9% 12/10/61	1,600,000	994,276
3.6% 9/15/42	1,356,000	1,100,770
3.7% 2/10/45	1,141,000	923,494
3.9% 3/7/39	4,800,000	4,210,714
4% 3/7/49	2,900,000	2,420,956
4.05% 5/17/28	2,000,000	1,960,350
4.5% 5/17/33	3,250,000	3,160,517
5% 5/17/53	3,200,000	3,101,398
Mylan NV 5.2% 4/15/48	2,735,000	2,248,307
Novartis Capital Corp.:
1.75% 2/14/25	1,000,000	968,201
2% 2/14/27	1,400,000	1,297,559
2.75% 8/14/50	2,900,000	1,931,594
3% 11/20/25	1,866,000	1,808,094
3.1% 5/17/27	49,000	46,655
3.7% 9/21/42	1,504,000	1,247,387
4% 11/20/45	934,000	793,723
Pfizer Investment Enterprises:
4.45% 5/19/28	7,000,000	6,863,499
4.65% 5/19/30	4,000,000	3,934,633
4.75% 5/19/33	5,300,000	5,161,210
5.11% 5/19/43	3,100,000	2,981,423
5.3% 5/19/53	4,248,000	4,155,381
5.34% 5/19/63	3,900,000	3,756,689
Pfizer, Inc.:
2.55% 5/28/40	4,203,000	2,948,648
2.7% 5/28/50	800,000	528,106
3% 12/15/26	1,195,000	1,139,790
3.45% 3/15/29	1,484,000	1,395,278
3.9% 3/15/39	1,123,000	959,037
4% 12/15/36	1,693,000	1,520,088
4.125% 12/15/46	2,472,000	2,073,372
4.2% 9/15/48	1,390,000	1,184,260
4.3% 6/15/43	442,000	388,019
4.4% 5/15/44	747,000	672,373
7.2% 3/15/39	963,000	1,144,404
Royalty Pharma PLC 3.35% 9/2/51	3,800,000	2,487,162
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	6,983,000	6,651,627
Takeda Pharmaceutical Co. Ltd.:
2.05% 3/31/30	3,710,000	3,122,560
3.025% 7/9/40	3,356,000	2,499,849
3.175% 7/9/50	300,000	206,476
Utah Acquisition Sub, Inc.:
3.95% 6/15/26	504,000	486,449
5.25% 6/15/46	588,000	480,430
Viatris, Inc.:
2.7% 6/22/30	1,780,000	1,499,215
4% 6/22/50	2,280,000	1,556,280
Wyeth LLC 5.95% 4/1/37	1,000,000	1,068,390
Zoetis, Inc.:
3.95% 9/12/47	356,000	284,867
4.7% 2/1/43	3,132,000	2,865,935
		186,748,161
TOTAL HEALTH CARE		630,576,704
INDUSTRIALS - 1.7%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
3.75% 5/15/28	1,676,000	1,614,651
4.25% 4/1/40	2,170,000	1,929,358
4.25% 4/1/50	900,000	776,170
L3Harris Technologies, Inc.:
3.85% 12/15/26	1,330,000	1,284,648
4.4% 6/15/28	5,400,000	5,249,534
5.4% 7/31/33	1,000,000	1,000,707
Lockheed Martin Corp.:
3.55% 1/15/26	7,985,000	7,781,560
3.8% 3/1/45	1,900,000	1,539,373
4.09% 9/15/52	2,704,000	2,248,085
4.7% 5/15/46	2,189,000	2,017,451
4.75% 2/15/34	3,200,000	3,126,671
5.9% 11/15/63	2,000,000	2,177,397
Northrop Grumman Corp.:
3.25% 1/15/28	1,497,000	1,403,892
3.85% 4/15/45	335,000	266,340
4.03% 10/15/47	1,456,000	1,175,150
4.4% 5/1/30	2,958,000	2,849,638
4.7% 3/15/33	3,500,000	3,378,580
4.75% 6/1/43	1,713,000	1,555,717
RTX Corp.:
1.9% 9/1/31	6,600,000	5,262,924
3.15% 12/15/24	1,586,000	1,555,791
3.75% 11/1/46	186,000	141,975
4.05% 5/4/47	1,448,000	1,160,261
4.15% 5/15/45	3,500,000	2,872,057
4.35% 4/15/47	1,176,000	984,431
4.45% 11/16/38	3,300,000	2,941,583
4.5% 6/1/42	1,315,000	1,149,717
4.625% 11/16/48	1,247,000	1,089,623
4.875% 10/15/40	178,000	164,225
5.15% 2/27/33	5,600,000	5,545,031
5.375% 2/27/53	1,400,000	1,358,034
5.4% 5/1/35	1,060,000	1,067,917
5.7% 4/15/40	1,356,000	1,360,480
6.1% 3/15/34	5,300,000	5,595,898
The Boeing Co.:
2.7% 2/1/27	7,286,000	6,785,317
2.95% 2/1/30	1,666,000	1,460,161
3.65% 3/1/47	492,000	345,997
3.95% 8/1/59	2,100,000	1,496,823
5.04% 5/1/27	3,200,000	3,169,836
5.15% 5/1/30	9,470,000	9,311,528
5.705% 5/1/40	10,164,000	9,900,821
5.805% 5/1/50	4,000,000	3,855,521
5.93% 5/1/60	3,100,000	2,967,903
6.875% 3/15/39	588,000	638,347
		113,557,123
Air Freight & Logistics - 0.1%
FedEx Corp.:
3.25% 5/15/41	2,300,000	1,702,873
3.9% 2/1/35	1,052,000	928,408
4.2% 10/17/28	3,000,000	2,890,270
4.25% 5/15/30	1,866,000	1,779,856
4.4% 1/15/47	1,425,000	1,183,718
4.55% 4/1/46	267,000	227,330
4.95% 10/17/48	2,731,000	2,466,140
5.25% 5/15/50	2,143,000	2,019,976
United Parcel Service, Inc.:
2.4% 11/15/26	1,336,000	1,258,874
3.4% 11/15/46	473,000	361,472
3.625% 10/1/42	1,100,000	883,309
3.75% 11/15/47	1,102,000	873,832
4.45% 4/1/30	1,840,000	1,811,143
4.875% 3/3/33	4,400,000	4,362,744
5.3% 4/1/50	2,145,000	2,151,376
6.2% 1/15/38	1,645,000	1,800,393
		26,701,714
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	2,700,000	2,616,138
2.493% 2/15/27	2,000,000	1,857,422
2.722% 2/15/30	3,000,000	2,626,532
3.377% 4/5/40	2,702,000	2,085,214
3.577% 4/5/50	2,550,000	1,881,332
5.9% 3/15/34	1,620,000	1,680,521
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
1.75% 9/15/30	6,320,000	5,163,692
2% 9/16/31	1,000,000	802,450
Masco Corp.:
2% 2/15/31	2,500,000	2,030,046
3.125% 2/15/51	1,200,000	799,995
Owens Corning 4.3% 7/15/47	1,600,000	1,312,404
		22,855,746
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.75% 2/15/32	2,300,000	1,804,804
2.9% 7/1/26	7,752,000	7,405,450
3.2% 3/15/25	1,509,000	1,475,952
3.95% 5/15/28	1,872,000	1,802,775
5% 12/15/33	2,100,000	2,066,128
Veralto Corp.:
5.35% 9/18/28 (c)	1,700,000	1,711,531
5.45% 9/18/33 (c)	600,000	602,637
Waste Management, Inc.:
2.5% 11/15/50	3,280,000	2,025,860
4.15% 4/15/32	3,700,000	3,486,233
4.15% 7/15/49	462,000	392,144
		22,773,514
Electrical Equipment - 0.0%
Emerson Electric Co. 2.75% 10/15/50	2,800,000	1,790,704
Hubbell, Inc. 3.15% 8/15/27	2,200,000	2,064,090
Regal Rexnord Corp. 6.4% 4/15/33 (c)	2,700,000	2,771,940
		6,626,734
Ground Transportation - 0.4%
Burlington Northern Santa Fe LLC:
3.05% 2/15/51	2,100,000	1,434,067
3.25% 6/15/27	36,000	34,350
3.9% 8/1/46	827,000	668,239
4.05% 6/15/48	3,755,000	3,107,741
4.125% 6/15/47	508,000	423,489
4.15% 4/1/45	303,000	256,002
4.375% 9/1/42	802,000	711,277
4.45% 1/15/53	2,000,000	1,758,731
4.55% 9/1/44	535,000	478,830
4.7% 9/1/45	418,000	383,661
4.9% 4/1/44	713,000	675,347
5.15% 9/1/43	2,203,000	2,154,197
5.2% 4/15/54	1,000,000	980,896
5.75% 5/1/40	1,100,000	1,151,040
Canadian National Railway Co.:
2.45% 5/1/50	1,500,000	933,686
3.2% 8/2/46	588,000	435,623
3.65% 2/3/48	1,127,000	893,233
4.4% 8/5/52	1,400,000	1,236,349
Canadian Pacific Railway Co.:
1.75% 12/2/26	8,000,000	7,336,432
2.45% 12/2/31	3,800,000	3,379,303
3.1% 12/2/51	1,800,000	1,223,219
3.5% 5/1/50	2,100,000	1,539,290
4.8% 8/1/45	1,500,000	1,358,519
CSX Corp.:
2.5% 5/15/51	85,000	51,782
3.25% 6/1/27	91,000	86,386
3.35% 11/1/25	4,900,000	4,756,619
3.4% 8/1/24	225,000	222,873
3.8% 11/1/46	1,019,000	803,028
3.95% 5/1/50	637,000	512,423
4.1% 11/15/32	5,000,000	4,671,611
4.1% 3/15/44	1,207,000	1,017,795
4.25% 3/15/29	3,300,000	3,215,231
4.3% 3/1/48	1,600,000	1,370,856
4.5% 3/15/49	1,729,000	1,511,216
4.5% 11/15/52	2,000,000	1,753,138
4.75% 11/15/48	1,032,000	943,820
Norfolk Southern Corp.:
2.3% 5/15/31	1,000,000	834,644
3.65% 8/1/25	2,139,000	2,090,028
3.8% 8/1/28	1,740,000	1,666,056
3.95% 10/1/42	339,000	278,052
4.05% 8/15/52	1,234,000	986,969
4.1% 5/15/21	1,000,000	719,949
4.15% 2/28/48	4,436,000	3,666,769
4.65% 1/15/46	582,000	516,099
5.35% 8/1/54	3,700,000	3,625,916
Union Pacific Corp.:
2.15% 2/5/27	1,800,000	1,670,483
2.75% 3/1/26	1,187,000	1,136,941
2.891% 4/6/36	7,001,000	5,647,054
2.973% 9/16/62	1,700,000	1,058,461
3% 4/15/27	891,000	844,645
3.25% 2/5/50	2,100,000	1,512,266
3.6% 9/15/37	588,000	502,767
3.799% 10/1/51	499,000	394,806
3.799% 4/6/71	4,483,000	3,285,085
3.839% 3/20/60	2,844,000	2,160,426
4.95% 5/15/53	2,500,000	2,392,355
		88,460,070
Industrial Conglomerates - 0.1%
3M Co.:
2% 2/14/25	4,092,000	3,952,985
2.875% 10/15/27	12,000	11,109
3.05% 4/15/30	8,000,000	7,087,653
3.125% 9/19/46	492,000	340,542
3.25% 8/26/49	108,000	74,666
4% 9/14/48	2,000,000	1,617,140
General Electric Co.:
4.35% 5/1/50	2,400,000	2,115,435
4.5% 3/11/44	5,413,000	4,897,481
Honeywell International, Inc.:
1.35% 6/1/25	1,800,000	1,720,325
1.95% 6/1/30	100,000	84,544
2.5% 11/1/26	1,276,000	1,202,629
2.7% 8/15/29	3,500,000	3,148,472
2.8% 6/1/50	2,800,000	1,945,577
3.812% 11/21/47	249,000	199,943
4.875% 9/1/29	1,600,000	1,600,910
5% 2/15/33	2,000,000	2,003,562
5% 3/1/35	1,600,000	1,595,235
5.25% 3/1/54	1,600,000	1,596,748
Trane Technologies Financing Ltd.:
3.8% 3/21/29	2,557,000	2,417,594
4.65% 11/1/44	1,069,000	961,275
		38,573,825
Machinery - 0.2%
Caterpillar Financial Services Corp.:
1.7% 1/8/27	5,500,000	5,060,828
2.4% 8/9/26	508,000	478,891
3.6% 8/12/27	2,000,000	1,926,029
Caterpillar, Inc.:
2.6% 4/9/30	10,300,000	9,158,835
3.25% 9/19/49	1,973,000	1,451,201
3.803% 8/15/42	445,000	371,359
5.3% 9/15/35	1,247,000	1,299,402
Cummins, Inc. 1.5% 9/1/30	3,890,000	3,144,164
Deere & Co.:
2.875% 9/7/49	2,470,000	1,725,296
5.375% 10/16/29	1,278,000	1,320,012
Eaton Corp.:
4% 11/2/32	4,139,000	3,886,799
4.15% 3/15/33	2,000,000	1,882,274
4.15% 11/2/42	339,000	294,937
Illinois Tool Works, Inc. 3.9% 9/1/42	2,300,000	1,959,508
Ingersoll Rand, Inc. 5.7% 8/14/33	1,400,000	1,423,815
Otis Worldwide Corp.:
2.293% 4/5/27	1,400,000	1,295,372
2.565% 2/15/30	3,000,000	2,616,256
3.362% 2/15/50	400,000	290,371
5.25% 8/16/28	1,900,000	1,914,499
Parker Hannifin Corp.:
3.25% 3/1/27	1,007,000	957,529
4.1% 3/1/47	1,009,000	829,541
4.5% 9/15/29	2,200,000	2,151,770
Stanley Black & Decker, Inc.:
2.3% 3/15/30	6,550,000	5,501,007
5.2% 9/1/40	500,000	465,992
Westinghouse Air Brake Tech Co. 3.45% 11/15/26	2,600,000	2,472,364
		53,878,051
Passenger Airlines - 0.1%
American Airlines Pass Through Trust equipment trust certificate 2.875% 1/11/36	2,574,783	2,188,740
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	937,555	859,553
Southwest Airlines Co.:
2.625% 2/10/30	1,000,000	864,843
5.25% 5/4/25	7,660,000	7,638,937
United Airlines 2015-1 Class AA pass-thru trust 3.45% 6/1/29	79,669	74,507
United Airlines 2020-1 Class B Pass Through Trust 4.875% 7/15/27	2,001,600	1,972,520
United Airlines Pass-Through Trust Series 2023-1 Class A, 5.8% 7/15/37	2,300,000	2,331,528
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30	1,107,081	1,014,451
United Airlines, Inc. equipment trust certificate Series 2012-2B 4% 4/29/26	420,841	414,611
		17,359,690
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	1,247,000	1,196,711
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.875% 1/15/32	1,000,000	830,158
3.125% 12/1/30	1,120,000	965,383
3.375% 7/1/25	2,000,000	1,942,692
3.625% 12/1/27	4,145,000	3,894,677
3.75% 6/1/26	3,707,000	3,571,348
GATX Corp. 6.9% 5/1/34	3,400,000	3,695,786
		14,900,044
TOTAL INDUSTRIALS		406,883,222
INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
2.5% 9/20/26	91,000	85,874
3.5% 6/15/25	761,000	746,781
4.85% 2/26/29	2,500,000	2,503,860
5.05% 2/26/34	2,500,000	2,516,504
5.3% 2/26/54	1,300,000	1,315,800
5.9% 2/15/39	4,673,000	5,015,164
Motorola Solutions, Inc. 5.5% 9/1/44	1,400,000	1,333,100
		13,517,083
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp. 2.8% 2/15/30	2,300,000	2,048,991
Corning, Inc.:
3.9% 11/15/49	3,700,000	2,853,094
4.75% 3/15/42	891,000	793,710
5.35% 11/15/48	1,000,000	960,676
Dell International LLC/EMC Corp.:
5.3% 10/1/29	6,046,000	6,060,175
8.1% 7/15/36	3,200,000	3,838,717
8.35% 7/15/46	1,049,000	1,327,169
Tyco Electronics Group SA:
2.5% 2/4/32	1,500,000	1,269,093
3.45% 8/1/24	651,000	645,418
7.125% 10/1/37	441,000	502,130
Vontier Corp.:
1.8% 4/1/26	1,300,000	1,198,143
2.4% 4/1/28	1,300,000	1,136,011
		22,633,327
IT Services - 0.1%
CDW LLC/CDW Finance Corp.:
2.67% 12/1/26	5,500,000	5,094,045
3.569% 12/1/31	800,000	694,328
IBM Corp.:
1.95% 5/15/30	2,400,000	2,008,880
2.95% 5/15/50	1,500,000	992,182
3% 5/15/24	2,333,000	2,320,755
3.5% 5/15/29	111,000	103,727
4% 6/20/42	5,900,000	4,908,264
4.15% 7/27/27	7,000,000	6,825,442
4.15% 5/15/39	353,000	307,862
4.25% 5/15/49	4,581,000	3,844,396
4.7% 2/19/46	882,000	793,060
4.9% 7/27/52	1,000,000	930,283
		28,823,224
Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices, Inc. 4.393% 6/1/52	600,000	529,782
Analog Devices, Inc.:
2.8% 10/1/41	3,500,000	2,488,838
3.5% 12/5/26	1,500,000	1,448,864
Applied Materials, Inc.:
2.75% 6/1/50	1,200,000	807,065
4.35% 4/1/47	2,303,000	2,047,331
Broadcom Corp./Broadcom Cayman LP:
3.5% 1/15/28	2,347,000	2,211,200
3.875% 1/15/27	3,047,000	2,944,218
Broadcom, Inc.:
2.45% 2/15/31 (c)	3,200,000	2,673,320
2.6% 2/15/33 (c)	3,600,000	2,893,560
3.15% 11/15/25	4,600,000	4,438,112
3.419% 4/15/33 (c)	2,500,000	2,135,229
3.459% 9/15/26	3,250,000	3,118,457
3.469% 4/15/34 (c)	3,397,000	2,868,968
3.5% 2/15/41 (c)	2,900,000	2,217,666
3.75% 2/15/51 (c)	5,800,000	4,336,218
4.3% 11/15/32	1,700,000	1,574,299
4.75% 4/15/29	3,167,000	3,106,901
5% 4/15/30	4,750,000	4,742,779
Intel Corp.:
3.05% 8/12/51	1,100,000	727,896
3.25% 11/15/49	2,050,000	1,420,471
3.734% 12/8/47	583,000	443,230
3.75% 8/5/27	1,400,000	1,349,714
3.9% 3/25/30	4,700,000	4,422,160
4.1% 5/19/46	1,247,000	1,034,809
4.1% 5/11/47	428,000	353,038
4.6% 3/25/40	1,869,000	1,736,204
4.75% 3/25/50	4,291,000	3,824,409
4.875% 2/10/28	3,000,000	2,993,086
4.95% 3/25/60	1,000,000	912,624
5.05% 8/5/62	2,500,000	2,304,095
5.2% 2/10/33	12,260,000	12,273,617
5.7% 2/10/53	2,210,000	2,240,252
KLA Corp.:
4.65% 7/15/32	3,900,000	3,802,321
5.25% 7/15/62	1,300,000	1,275,438
Lam Research Corp. 2.875% 6/15/50	2,800,000	1,888,922
Marvell Technology, Inc. 2.45% 4/15/28	2,600,000	2,334,404
Micron Technology, Inc.:
3.477% 11/1/51	1,500,000	1,042,918
5.327% 2/6/29	2,750,000	2,753,336
5.375% 4/15/28	2,800,000	2,814,941
5.875% 9/15/33	1,400,000	1,427,394
6.75% 11/1/29	800,000	849,154
NVIDIA Corp.:
0.584% 6/14/24	2,000,000	1,973,196
2% 6/15/31	1,200,000	1,002,333
2.85% 4/1/30	88,000	79,251
3.5% 4/1/40	1,000,000	835,290
3.5% 4/1/50	3,900,000	3,058,216
NXP BV/NXP Funding LLC 5.55% 12/1/28	1,300,000	1,311,518
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.65% 2/15/32	2,200,000	1,804,506
3.25% 5/11/41	1,700,000	1,248,497
4.3% 6/18/29	4,080,000	3,888,607
Qualcomm, Inc.:
1.65% 5/20/32	4,500,000	3,513,104
2.15% 5/20/30	1,100,000	942,162
3.25% 5/20/27	20,000	19,070
4.3% 5/20/47	1,800,000	1,561,812
4.65% 5/20/35	1,200,000	1,175,320
4.8% 5/20/45	2,790,000	2,629,127
5.4% 5/20/33	2,200,000	2,283,487
Texas Instruments, Inc.:
2.9% 11/3/27	2,000,000	1,878,508
4.15% 5/15/48	1,613,000	1,369,574
4.6% 2/15/28	5,000,000	4,990,389
5.05% 5/18/63	1,400,000	1,338,573
		137,709,780
Software - 0.5%
Microsoft Corp.:
2.5% 9/15/50 (c)	1,800,000	1,143,923
2.525% 6/1/50	4,290,000	2,762,302
2.675% 6/1/60	1,815,000	1,145,515
2.7% 2/12/25	61,000	59,635
2.921% 3/17/52	15,678,000	10,841,855
3.041% 3/17/62	736,000	501,586
3.3% 2/6/27	2,000,000	1,931,716
3.45% 8/8/36	518,000	456,310
3.5% 11/15/42	1,000,000	837,813
4.1% 2/6/37	2,900,000	2,732,792
4.2% 11/3/35	3,800,000	3,678,253
Oracle Corp.:
2.5% 4/1/25	3,370,000	3,262,468
2.65% 7/15/26	1,604,000	1,510,764
2.8% 4/1/27	17,700,000	16,509,435
2.875% 3/25/31	5,200,000	4,484,609
3.4% 7/8/24	842,000	835,115
3.6% 4/1/50	500,000	352,020
3.65% 3/25/41	4,000,000	3,075,705
3.85% 7/15/36	1,805,000	1,517,597
3.85% 4/1/60	3,600,000	2,505,408
3.9% 5/15/35	8,200,000	7,041,075
3.95% 3/25/51	5,200,000	3,878,951
4% 7/15/46	1,746,000	1,342,847
4% 11/15/47	4,491,000	3,440,502
4.1% 3/25/61	1,520,000	1,115,056
4.125% 5/15/45	535,000	423,999
4.3% 7/8/34	1,691,000	1,534,689
4.375% 5/15/55	2,781,000	2,183,173
5.375% 7/15/40	8,098,000	7,751,656
6.25% 11/9/32	4,100,000	4,330,923
6.9% 11/9/52	1,500,000	1,689,784
Roper Technologies, Inc.:
1% 9/15/25	1,810,000	1,695,657
1.4% 9/15/27	144,000	127,334
1.75% 2/15/31	1,860,000	1,487,506
2% 6/30/30	3,360,000	2,797,193
3.8% 12/15/26	1,515,000	1,465,168
Salesforce, Inc.:
2.7% 7/15/41	1,100,000	785,295
2.9% 7/15/51	4,300,000	2,857,678
VMware, Inc.:
1% 8/15/24	7,800,000	7,631,910
1.4% 8/15/26	8,200,000	7,454,040
		121,179,257
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.:
0.7% 2/8/26	700,000	647,091
1.125% 5/11/25	2,000,000	1,909,592
1.7% 8/5/31	2,700,000	2,199,253
2.2% 9/11/29	6,000,000	5,304,339
2.375% 2/8/41	5,500,000	3,868,765
2.4% 8/20/50	1,000,000	623,483
2.45% 8/4/26	3,672,000	3,475,290
2.55% 8/20/60	3,400,000	2,089,904
2.85% 8/5/61	8,100,000	5,156,927
2.9% 9/12/27	2,004,000	1,890,943
2.95% 9/11/49	2,630,000	1,838,916
3% 11/13/27	1,782,000	1,685,711
3.2% 5/13/25	1,870,000	1,831,017
3.2% 5/11/27	8,593,000	8,203,358
3.75% 11/13/47	1,243,000	1,011,051
3.85% 5/4/43	4,217,000	3,609,503
4.1% 8/8/62	1,600,000	1,339,812
4.25% 2/9/47	445,000	400,402
4.3% 5/10/33	400,000	395,732
4.375% 5/13/45	836,000	763,192
4.5% 2/23/36	1,651,000	1,623,059
4.65% 2/23/46	10,307,000	9,742,169
Hewlett Packard Enterprise Co.:
4.9% 10/15/25 (b)	1,737,000	1,725,137
6.2% 10/15/35 (b)	776,000	810,681
6.35% 10/15/45 (b)	1,669,000	1,724,781
HP, Inc.:
2.2% 6/17/25	2,800,000	2,688,102
3.4% 6/17/30	5,820,000	5,244,786
6% 9/15/41	1,367,000	1,401,485
		73,204,481
TOTAL INFORMATION TECHNOLOGY		397,067,152
MATERIALS - 0.7%
Chemicals - 0.4%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	1,500,000	1,417,967
2.7% 5/15/40	1,561,000	1,124,019
Albemarle Corp. 5.65% 6/1/52	1,100,000	992,326
Celanese U.S. Holdings LLC:
6.165% 7/15/27	2,200,000	2,233,475
6.35% 11/15/28	800,000	822,764
6.379% 7/15/32	2,600,000	2,663,896
6.7% 11/15/33	800,000	840,388
CF Industries Holdings, Inc. 5.375% 3/15/44	2,000,000	1,869,922
DuPont de Nemours, Inc.:
4.725% 11/15/28	1,056,000	1,050,140
5.319% 11/15/38	3,700,000	3,657,463
5.419% 11/15/48	1,000,000	983,938
Eastman Chemical Co.:
4.5% 12/1/28	2,700,000	2,620,088
4.65% 10/15/44	535,000	454,041
5.75% 3/8/33	600,000	603,992
Ecolab, Inc.:
2.7% 11/1/26	1,176,000	1,116,201
2.7% 12/15/51	2,800,000	1,775,697
2.75% 8/18/55	73,000	45,419
3.95% 12/1/47	593,000	490,049
4.8% 3/24/30	1,745,000	1,743,565
Huntsman International LLC 4.5% 5/1/29	1,100,000	1,044,786
International Flavors & Fragrances, Inc. 5% 9/26/48	1,500,000	1,262,029
Linde, Inc.:
3.2% 1/30/26	1,130,000	1,095,264
3.55% 11/7/42	856,000	683,651
LYB International Finance BV 4.875% 3/15/44	1,043,000	917,214
LYB International Finance II BV 3.5% 3/2/27	4,361,000	4,155,629
LYB International Finance III LLC:
3.375% 10/1/40	2,000,000	1,483,698
4.2% 10/15/49	1,500,000	1,158,595
LyondellBasell Industries NV 4.625% 2/26/55	2,067,000	1,696,160
Nutrien Ltd.:
2.95% 5/13/30	2,600,000	2,302,072
4% 12/15/26	2,032,000	1,967,677
5% 4/1/49	1,605,000	1,451,032
5.25% 1/15/45	624,000	580,172
5.625% 12/1/40	321,000	314,441
5.8% 3/27/53	1,000,000	1,003,567
PPG Industries, Inc. 1.2% 3/15/26	3,600,000	3,326,909
RPM International, Inc. 4.55% 3/1/29	3,000,000	2,885,605
Sherwin-Williams Co.:
2.95% 8/15/29	2,400,000	2,156,249
3.45% 6/1/27	6,613,000	6,298,120
4.05% 8/8/24	1,100,000	1,091,675
4.5% 6/1/47	1,520,000	1,317,347
The Dow Chemical Co.:
2.1% 11/15/30	4,695,000	3,919,607
3.6% 11/15/50	283,000	206,066
4.25% 10/1/34	1,300,000	1,196,567
4.375% 11/15/42	869,000	730,928
4.8% 11/30/28	1,524,000	1,512,863
4.8% 5/15/49	1,277,000	1,114,444
6.9% 5/15/53	1,800,000	2,060,929
9.4% 5/15/39	535,000	712,127
The Mosaic Co.:
4.05% 11/15/27	2,727,000	2,619,582
5.45% 11/15/33	500,000	494,388
5.625% 11/15/43	668,000	638,072
Westlake Corp.:
3.6% 8/15/26	10,080,000	9,698,246
5% 8/15/46	356,000	316,825
		89,917,886
Construction Materials - 0.0%
Martin Marietta Materials, Inc.:
3.2% 7/15/51	1,000,000	691,365
4.25% 12/15/47	1,400,000	1,162,487
		1,853,852
Containers & Packaging - 0.1%
Avery Dennison Corp. 4.875% 12/6/28	3,100,000	3,069,877
International Paper Co.:
4.4% 8/15/47	854,000	709,478
5% 9/15/35	2,600,000	2,513,177
5.15% 5/15/46	2,281,000	2,093,631
WRKCo, Inc. 3% 6/15/33	2,820,000	2,379,169
		10,765,332
Metals & Mining - 0.2%
ArcelorMittal SA 6.8% 11/29/32	3,500,000	3,699,994
Barrick Gold Corp. 5.25% 4/1/42	802,000	781,331
Barrick North America Finance LLC 5.7% 5/30/41	2,354,000	2,389,967
Barrick PD Australia Finance Pty Ltd. 5.95% 10/15/39	1,000,000	1,023,914
BHP Billiton Financial (U.S.A.) Ltd.:
5% 9/30/43	3,615,000	3,457,850
5.25% 9/8/33	4,850,000	4,871,578
Freeport-McMoRan, Inc.:
4.375% 8/1/28	5,673,000	5,396,818
4.625% 8/1/30	2,300,000	2,191,864
Newmont Corp.:
2.25% 10/1/30	1,100,000	919,871
4.875% 3/15/42	700,000	644,834
5.45% 6/9/44	1,141,000	1,114,566
6.25% 10/1/39	2,100,000	2,224,768
Newmont Corp. / Newcrest Finance Pty Ltd. 3.25% 5/13/30 (c)	1,100,000	983,821
Nucor Corp.:
2.979% 12/15/55	2,013,000	1,298,967
3.125% 4/1/32	1,000,000	874,465
4.3% 5/23/27	1,800,000	1,759,833
Rio Tinto Alcan, Inc. 7.25% 3/15/31	800,000	893,781
Rio Tinto Finance (U.S.A.) Ltd.:
5.2% 11/2/40	3,917,000	3,856,343
7.125% 7/15/28	2,166,000	2,359,281
Rio Tinto Finance (U.S.A.) PLC 5.125% 3/9/53	1,000,000	961,089
Southern Copper Corp.:
3.875% 4/23/25	2,654,000	2,600,310
5.25% 11/8/42	1,029,000	963,535
5.875% 4/23/45	3,010,000	2,994,950
Vale Overseas Ltd.:
3.75% 7/8/30	4,600,000	4,144,876
6.125% 6/12/33	300,000	303,300
6.875% 11/21/36	1,700,000	1,812,625
Vale SA 5.625% 9/11/42	1,176,000	1,148,805
		55,673,336
Paper & Forest Products - 0.0%
Suzano Austria GmbH:
2.5% 9/15/28	3,800,000	3,314,740
6% 1/15/29	1,400,000	1,400,000
		4,714,740
TOTAL MATERIALS		162,925,146
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	2,000,000	1,546,425
3% 5/18/51	2,250,000	1,415,556
4.5% 7/30/29	1,900,000	1,819,238
4.85% 4/15/49	2,300,000	2,005,240
American Tower Corp.:
1.3% 9/15/25	900,000	846,173
2.1% 6/15/30	1,500,000	1,234,327
3.1% 6/15/50	1,500,000	981,529
3.55% 7/15/27	4,824,000	4,571,842
3.6% 1/15/28	511,000	481,641
3.8% 8/15/29	5,241,000	4,850,129
5.55% 7/15/33	4,500,000	4,496,723
AvalonBay Communities, Inc.:
2.45% 1/15/31	2,000,000	1,707,073
2.95% 5/11/26	4,800,000	4,583,664
3.45% 6/1/25	8,100,000	7,920,761
5.3% 12/7/33	1,100,000	1,103,076
Boston Properties, Inc.:
2.75% 10/1/26	1,247,000	1,154,220
2.9% 3/15/30	396,000	334,083
3.4% 6/21/29	3,600,000	3,177,061
4.5% 12/1/28	2,800,000	2,645,388
Camden Property Trust 4.9% 1/15/34	1,800,000	1,731,367
Corporate Office Properties LP 2.75% 4/15/31	1,100,000	887,861
Crown Castle, Inc.:
2.25% 1/15/31	3,900,000	3,186,807
3.65% 9/1/27	3,123,000	2,948,846
3.8% 2/15/28	3,000,000	2,825,411
4.3% 2/15/29	2,100,000	1,994,032
4.45% 2/15/26	2,000,000	1,962,454
5.1% 5/1/33	2,800,000	2,706,347
EPR Properties:
4.5% 4/1/25	1,000,000	981,645
4.5% 6/1/27	2,800,000	2,646,700
Equinix, Inc.:
1.45% 5/15/26	4,119,000	3,790,071
2.5% 5/15/31	3,600,000	3,002,026
ERP Operating LP:
1.85% 8/1/31	3,100,000	2,491,220
3% 7/1/29	1,900,000	1,722,149
3.25% 8/1/27	2,314,000	2,173,600
Healthpeak OP, LLC:
2.875% 1/15/31	3,150,000	2,680,932
3% 1/15/30	3,700,000	3,242,094
3.4% 2/1/25	87,000	85,206
Invitation Homes Operating Partnership LP 2.3% 11/15/28	5,100,000	4,460,655
Kilroy Realty LP 3.05% 2/15/30	3,200,000	2,682,360
Kimco Realty OP, LLC:
1.9% 3/1/28	3,000,000	2,627,865
3.8% 4/1/27	713,000	683,172
4.125% 12/1/46	1,782,000	1,353,267
4.45% 9/1/47	924,000	731,938
Kite Realty Group LP 5.5% 3/1/34	900,000	879,446
LXP Industrial Trust (REIT) 6.75% 11/15/28	1,600,000	1,651,838
NNN (REIT), Inc. 3% 4/15/52	2,400,000	1,532,772
Office Properties Income Trust 3.45% 10/15/31	1,100,000	483,967
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	1,000,000	841,925
4.5% 1/15/25	1,428,000	1,413,091
4.5% 4/1/27	3,693,000	3,551,336
Prologis LP:
1.25% 10/15/30	6,800,000	5,396,877
1.75% 2/1/31	4,700,000	3,808,427
2.25% 4/15/30	2,159,000	1,851,505
3.25% 10/1/26	831,000	792,887
4.875% 6/15/28	1,000,000	998,774
5.25% 6/15/53	1,000,000	969,111
Public Storage 5.1% 8/1/33	4,100,000	4,096,077
Realty Income Corp.:
2.85% 12/15/32	2,610,000	2,150,649
3.25% 1/15/31	5,250,000	4,650,520
4.875% 6/1/26	3,700,000	3,671,516
4.9% 7/15/33	800,000	763,269
Regency Centers LP:
3.7% 6/15/30	2,020,000	1,841,464
5.25% 1/15/34	1,400,000	1,368,161
Simon Property Group LP:
2.2% 2/1/31	1,700,000	1,394,117
2.45% 9/13/29	2,340,000	2,040,716
3.25% 9/13/49	420,000	291,078
3.3% 1/15/26	5,700,000	5,500,906
3.375% 10/1/24	1,600,000	1,579,905
3.375% 12/1/27	4,210,000	3,970,986
3.8% 7/15/50	2,369,000	1,794,501
6.25% 1/15/34	2,100,000	2,212,867
SITE Centers Corp. 4.7% 6/1/27	1,500,000	1,475,157
Store Capital LLC 2.75% 11/18/30	1,200,000	946,424
Sun Communities Operating LP:
2.3% 11/1/28	2,300,000	1,996,116
5.5% 1/15/29	1,900,000	1,880,933
UDR, Inc. 2.1% 6/15/33	3,800,000	2,874,764
Ventas Realty LP:
3.25% 10/15/26	624,000	589,083
3.85% 4/1/27	1,693,000	1,613,064
4% 3/1/28	3,744,000	3,562,845
4.125% 1/15/26	258,000	251,066
4.375% 2/1/45	535,000	423,349
4.875% 4/15/49	1,000,000	848,766
VICI Properties LP:
4.375% 5/15/25	1,100,000	1,080,330
4.75% 2/15/28	2,000,000	1,936,816
4.95% 2/15/30	2,145,000	2,042,076
5.125% 5/15/32	2,000,000	1,876,726
Vornado Realty LP 3.5% 1/15/25	1,000,000	971,404
Welltower OP LLC:
4% 6/1/25	2,257,000	2,216,158
4.95% 9/1/48	1,782,000	1,606,325
6.5% 3/15/41	1,000,000	1,079,361
Weyerhaeuser Co. 4% 4/15/30	2,460,000	2,300,723
WP Carey, Inc. 2.45% 2/1/32	1,200,000	955,778
		194,498,126
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 7.8% 3/15/28	1,000,000	990,575
CBRE Group, Inc.:
4.875% 3/1/26	1,016,000	1,004,672
5.95% 8/15/34	1,100,000	1,110,090
Digital Realty Trust LP:
3.6% 7/1/29	1,700,000	1,566,142
3.7% 8/15/27	1,425,000	1,359,463
Essex Portfolio LP 2.65% 3/15/32	4,300,000	3,499,317
Extra Space Storage LP 3.9% 4/1/29	6,400,000	5,976,209
Mid-America Apartments LP:
1.7% 2/15/31	2,100,000	1,673,444
3.95% 3/15/29	1,700,000	1,621,746
Tanger Properties LP 3.875% 7/15/27	1,105,000	1,014,176
		19,815,834
TOTAL REAL ESTATE		214,313,960
UTILITIES - 2.1%
Electric Utilities - 1.5%
AEP Texas, Inc.:
3.45% 5/15/51	1,500,000	1,034,320
4.15% 5/1/49	1,000,000	784,385
AEP Transmission Co. LLC:
2.75% 8/15/51	3,000,000	1,869,266
5.4% 3/15/53	900,000	891,188
Alabama Power Co.:
3.7% 12/1/47	1,049,000	795,161
3.75% 9/1/27	2,000,000	1,922,307
3.75% 3/1/45	178,000	139,701
4.15% 8/15/44	829,000	690,745
4.3% 7/15/48	1,048,000	878,562
5.2% 6/1/41	686,000	672,448
6% 3/1/39	1,800,000	1,897,269
American Electric Power Co., Inc.:
3.25% 3/1/50	2,003,000	1,371,223
4.3% 12/1/28	3,117,000	3,002,030
Appalachian Power Co.:
4.45% 6/1/45	1,069,000	880,313
4.5% 8/1/32	2,000,000	1,871,371
Arizona Public Service Co.:
3.35% 5/15/50	2,900,000	1,977,453
5.55% 8/1/33	2,000,000	2,006,577
Avangrid, Inc. 3.8% 6/1/29	1,000,000	932,953
Baltimore Gas & Electric Co.:
2.9% 6/15/50	2,000,000	1,296,795
3.5% 8/15/46	445,000	328,357
5.4% 6/1/53	1,200,000	1,177,039
CenterPoint Energy Houston Electric LLC:
3.35% 4/1/51	3,700,000	2,660,128
3.55% 8/1/42	339,000	264,268
4.45% 10/1/32	2,000,000	1,905,092
Cincinnati Gas & Electric Co. 4.3% 2/1/49	2,109,000	1,716,175
Cleco Corporate Holdings LLC 3.743% 5/1/26	1,009,000	969,351
Commonwealth Edison Co.:
2.75% 9/1/51	3,000,000	1,851,592
3.1% 11/1/24	1,782,000	1,750,801
3.2% 11/15/49	1,000,000	688,925
3.65% 6/15/46	510,000	388,078
3.7% 3/1/45	553,000	431,171
3.75% 8/15/47	1,096,000	840,934
4% 3/1/48	1,217,000	980,600
4% 3/1/49	84,000	67,131
5.3% 2/1/53	1,400,000	1,355,104
Connecticut Light & Power Co.:
4% 4/1/48	900,000	732,894
5.25% 1/15/53	1,400,000	1,364,669
Dominion Energy South Carolina 6.05% 1/15/38	2,800,000	2,959,170
DTE Electric Co.:
4.05% 5/15/48	1,570,000	1,283,302
5.4% 4/1/53	3,700,000	3,665,887
Duke Energy Carolinas LLC:
2.85% 3/15/32	3,900,000	3,313,767
2.95% 12/1/26	1,069,000	1,018,913
3.75% 6/1/45	356,000	275,436
3.875% 3/15/46	696,000	542,304
3.95% 3/15/48	3,100,000	2,452,616
4% 9/30/42	668,000	546,703
5.35% 1/15/53	3,000,000	2,936,318
6.05% 4/15/38	111,000	116,605
Duke Energy Corp.:
2.45% 6/1/30	1,300,000	1,111,620
2.65% 9/1/26	2,379,000	2,238,053
3.3% 6/15/41	4,630,000	3,405,991
3.75% 9/1/46	1,627,000	1,214,062
3.95% 8/15/47	1,420,000	1,083,400
4.8% 12/15/45	2,998,000	2,632,777
Duke Energy Florida LLC:
3.4% 10/1/46	445,000	320,317
5.875% 11/15/33	4,000,000	4,187,366
5.95% 11/15/52	2,800,000	2,948,694
Duke Energy Industries, Inc. 3.25% 10/1/49	3,100,000	2,140,527
Duke Energy Progress LLC:
2.9% 8/15/51	4,000,000	2,565,577
4.1% 3/15/43	1,300,000	1,065,936
4.15% 12/1/44	321,000	262,594
4.375% 3/30/44	356,000	304,319
Edison International 5.75% 6/15/27	7,890,000	7,963,545
Entergy Corp.:
0.9% 9/15/25	3,200,000	2,990,977
2.8% 6/15/30	1,211,000	1,047,247
2.95% 9/1/26	837,000	794,317
3.75% 6/15/50	3,400,000	2,460,121
Entergy Louisiana LLC:
2.35% 6/15/32	4,500,000	3,645,627
4% 3/15/33	2,277,000	2,073,271
Entergy Mississippi LLC 3.85% 6/1/49	1,000,000	760,614
Entergy, Inc.:
3.55% 9/30/49	1,300,000	938,905
5.3% 9/15/33	2,900,000	2,907,994
Eversource Energy:
2.55% 3/15/31	5,000,000	4,124,424
2.9% 10/1/24	1,524,000	1,498,260
3.35% 3/15/26	1,178,000	1,131,406
3.45% 1/15/50	1,000,000	683,912
5.45% 3/1/28	800,000	804,152
Exelon Corp.:
3.4% 4/15/26	2,000,000	1,925,618
3.95% 6/15/25	3,502,000	3,436,559
4.45% 4/15/46	1,100,000	922,225
5.1% 6/15/45	196,000	178,995
5.3% 3/15/33	2,000,000	1,980,160
5.6% 3/15/53	2,800,000	2,726,832
FirstEnergy Corp.:
2.25% 9/1/30	1,950,000	1,604,864
5.1% 7/15/47	1,969,000	1,696,561
Florida Power & Light Co.:
2.85% 4/1/25	3,700,000	3,607,847
2.875% 12/4/51	2,600,000	1,690,089
3.125% 12/1/25	909,000	882,219
3.15% 10/1/49	252,000	173,733
3.25% 6/1/24	842,000	836,325
3.7% 12/1/47	1,100,000	856,100
3.8% 12/15/42	3,600,000	2,943,129
4.05% 10/1/44	3,466,000	2,921,934
4.125% 6/1/48	2,192,000	1,813,936
Fortis, Inc. 3.055% 10/4/26	1,100,000	1,039,081
Georgia Power Co.:
3.25% 3/30/27	2,245,000	2,121,144
4.3% 3/15/42	2,000,000	1,710,943
4.95% 5/17/33	1,900,000	1,860,250
5.125% 5/15/52	1,600,000	1,516,688
5.25% 3/15/34	600,000	597,290
Indiana Michigan Power Co. 3.25% 5/1/51	1,500,000	1,013,316
Interstate Power and Light Co. 2.3% 6/1/30	2,510,000	2,115,533
Kentucky Utilities Co. 5.125% 11/1/40	1,730,000	1,641,218
Louisville Gas & Electric Co. 5.45% 4/15/33	1,000,000	1,009,720
MidAmerican Energy Co.:
3.65% 8/1/48	4,102,000	3,131,940
5.35% 1/15/34	3,300,000	3,364,054
Nevada Power Co. 5.9% 5/1/53	1,200,000	1,230,357
NextEra Energy Capital Holdings, Inc.:
2.25% 6/1/30	1,301,000	1,094,066
2.75% 11/1/29	8,382,000	7,384,824
3% 1/15/52	1,500,000	951,635
3.5% 4/1/29	3,900,000	3,609,201
4.625% 7/15/27	2,000,000	1,967,906
4.9% 2/28/28	2,100,000	2,082,300
5.25% 2/28/53	800,000	745,635
Northern States Power Co.:
2.6% 6/1/51	1,000,000	617,560
3.4% 8/15/42	356,000	270,140
4.125% 5/15/44	802,000	661,379
5.1% 5/15/53	2,200,000	2,103,431
NSTAR Electric Co.:
3.2% 5/15/27	1,364,000	1,300,157
4.95% 9/15/52	1,000,000	926,573
Oglethorpe Power Corp. 4.5% 4/1/47	1,800,000	1,464,451
Ohio Power Co. 5% 6/1/33	2,000,000	1,963,520
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	6,243,000	5,804,705
3.1% 9/15/49	971,000	666,542
3.75% 4/1/45	3,100,000	2,462,592
3.8% 9/30/47	2,700,000	2,074,441
4.1% 11/15/48	1,000,000	822,638
4.55% 9/15/32	1,100,000	1,056,708
Pacific Gas & Electric Co.:
2.1% 8/1/27	3,800,000	3,403,128
2.5% 2/1/31	4,200,000	3,441,790
3.25% 6/1/31	4,400,000	3,775,170
3.3% 8/1/40	2,850,000	2,052,346
3.45% 7/1/25	1,000,000	971,247
4% 12/1/46	2,822,000	2,057,706
4.2% 6/1/41	1,000,000	786,085
4.3% 3/15/45	5,099,000	3,981,007
4.55% 7/1/30	4,496,000	4,219,651
6.75% 1/15/53	2,700,000	2,889,344
6.95% 3/15/34	3,300,000	3,566,451
PacifiCorp:
2.9% 6/15/52	1,700,000	1,035,711
3.6% 4/1/24	713,000	711,699
4.125% 1/15/49	2,399,000	1,873,368
5.35% 12/1/53	2,600,000	2,401,537
5.8% 1/15/55	1,200,000	1,158,825
6% 1/15/39	1,104,000	1,135,646
6.25% 10/15/37	1,100,000	1,133,447
PECO Energy Co. 3.9% 3/1/48	2,900,000	2,330,072
PG&E Wildfire Recovery:
5.099% 6/1/54	1,900,000	1,867,127
5.212% 12/1/49	3,600,000	3,548,207
Potomac Electric Power Co. 6.5% 11/15/37	678,000	746,772
PPL Capital Funding, Inc. 3.1% 5/15/26	1,425,000	1,358,460
PPL Electric Utilities Corp.:
3% 10/1/49	2,479,000	1,689,054
4.15% 10/1/45	624,000	514,805
5.25% 5/15/53	1,000,000	971,585
Progress Energy, Inc. 6% 12/1/39	926,000	934,717
Public Service Co. of Colorado:
2.9% 5/15/25	1,961,000	1,901,053
3.7% 6/15/28	2,300,000	2,192,915
3.8% 6/15/47	825,000	622,354
4.5% 6/1/52	2,300,000	1,934,772
6.25% 9/1/37	1,000,000	1,058,337
Public Service Co. of New Hampshire 5.35% 10/1/33	900,000	910,484
Public Service Co. of Oklahoma 2.2% 8/15/31	1,500,000	1,220,814
Public Service Electric & Gas Co.:
2.45% 1/15/30	1,700,000	1,478,427
3.1% 3/15/32	2,200,000	1,919,417
3.15% 1/1/50	2,300,000	1,601,656
3.65% 9/1/42	504,000	397,840
4% 6/1/44	891,000	708,633
5.2% 8/1/33	2,770,000	2,798,791
Puget Sound Energy, Inc. 4.3% 5/20/45	2,142,000	1,762,182
Southern California Edison Co.:
1.2% 2/1/26	2,000,000	1,854,662
2.25% 6/1/30	2,054,000	1,734,140
2.95% 2/1/51	4,900,000	3,148,354
3.45% 2/1/52	3,200,000	2,232,572
4% 4/1/47	1,782,000	1,390,650
4.65% 10/1/43	1,805,000	1,580,719
5.7% 3/1/53	1,600,000	1,590,773
5.85% 11/1/27	1,300,000	1,331,101
5.95% 2/1/38	1,300,000	1,333,176
Southern Co.:
3.7% 4/30/30	5,713,000	5,266,888
4% 1/15/51 (b)	3,100,000	2,976,964
4.25% 7/1/36	1,000,000	884,619
4.4% 7/1/46	1,305,000	1,099,926
Southwestern Electric Power Co.:
1.65% 3/15/26	4,000,000	3,721,513
3.85% 2/1/48	1,600,000	1,168,935
5.3% 4/1/33	400,000	394,626
Tampa Electric Co.:
4.45% 6/15/49	2,088,000	1,772,185
6.15% 5/15/37	1,116,000	1,150,551
Union Electric Co.:
2.625% 3/15/51	1,800,000	1,087,088
3.9% 9/15/42	659,000	533,308
3.9% 4/1/52	1,200,000	934,110
Virginia Electric & Power Co.:
3.1% 5/15/25	713,000	693,328
3.8% 4/1/28	2,657,000	2,548,141
3.8% 9/15/47	2,543,000	1,937,524
4.2% 5/15/45	2,128,000	1,753,456
4.45% 2/15/44	490,000	421,450
4.6% 12/1/48	3,452,000	2,999,776
5.45% 4/1/53	1,200,000	1,175,167
6% 5/15/37	356,000	369,610
Wisconsin Electric Power Co.:
1.7% 6/15/28	80,000	70,478
4.25% 6/1/44	837,000	686,577
Wisconsin Power & Light Co. 4.95% 4/1/33	2,400,000	2,332,682
Xcel Energy, Inc.:
3.35% 12/1/26	535,000	505,492
3.4% 6/1/30	1,740,000	1,552,199
4% 6/15/28	13,000,000	12,407,648
		357,085,486
Gas Utilities - 0.1%
Atmos Energy Corp.:
4.125% 3/15/49	2,900,000	2,391,520
4.3% 10/1/48	1,000,000	856,492
5.45% 10/15/32	1,000,000	1,025,403
5.9% 11/15/33	700,000	736,095
6.2% 11/15/53	500,000	553,013
CenterPoint Energy Resources Corp.:
4.4% 7/1/32	2,300,000	2,176,650
5.25% 3/1/28	2,000,000	2,013,467
Dominion Gas Holdings LLC 2.5% 11/15/24	2,000,000	1,957,677
ONE Gas, Inc. 4.658% 2/1/44	1,380,000	1,234,531
Piedmont Natural Gas Co., Inc.:
3.5% 6/1/29	4,457,000	4,104,477
5.4% 6/15/33	800,000	801,689
Southern California Gas Co.:
2.6% 6/15/26	2,358,000	2,233,952
6.35% 11/15/52	1,800,000	1,979,765
Southern Co. Gas Capital Corp.:
3.95% 10/1/46	1,409,000	1,068,197
5.875% 3/15/41	2,600,000	2,595,519
Southwest Gas Corp. 5.45% 3/23/28	2,163,000	2,183,287
		27,911,734
Independent Power and Renewable Electricity Producers - 0.1%
Constellation Energy Generation, LLC:
3.25% 6/1/25	1,400,000	1,359,794
5.6% 3/1/28	1,500,000	1,519,908
6.25% 10/1/39	1,242,000	1,280,365
6.5% 10/1/53	1,900,000	2,085,250
Emera U.S. Finance LP:
2.639% 6/15/31	1,000,000	810,873
3.55% 6/15/26	1,000,000	959,002
4.75% 6/15/46	929,000	760,472
Southern Power Co. 4.95% 12/15/46	1,200,000	1,051,436
The AES Corp. 1.375% 1/15/26	5,890,000	5,441,022
		15,268,122
Multi-Utilities - 0.4%
Ameren Corp. 3.5% 1/15/31	8,850,000	7,968,244
Ameren Illinois Co. 4.95% 6/1/33	2,400,000	2,362,528
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	82,000	76,805
3.7% 7/15/30	788,000	727,845
3.8% 7/15/48	4,048,000	3,076,639
4.05% 4/15/25	1,958,000	1,930,098
4.5% 2/1/45	1,186,000	1,052,331
5.15% 11/15/43	3,279,000	3,148,201
CenterPoint Energy, Inc. 3.7% 9/1/49	1,420,000	1,035,198
CMS Energy Corp. 4.875% 3/1/44	891,000	818,224
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	510,000	396,288
3.95% 4/1/50	2,695,000	2,158,747
4.45% 3/15/44	1,425,000	1,239,405
4.5% 5/15/58	2,690,000	2,262,904
4.65% 12/1/48	1,866,000	1,631,047
5.5% 3/15/34	5,500,000	5,616,990
5.5% 12/1/39	1,445,000	1,444,022
5.85% 3/15/36	2,800,000	2,872,634
6.15% 11/15/52	1,000,000	1,083,692
Consumers Energy Co.:
2.5% 5/1/60	1,100,000	607,609
2.65% 8/15/52	574,000	355,771
4.35% 4/15/49	3,810,000	3,296,809
Delmarva Power & Light Co. 4% 6/1/42	713,000	571,360
Dominion Energy, Inc.:
3.9% 10/1/25	2,299,000	2,245,190
4.35% 8/15/32	2,000,000	1,863,944
4.85% 8/15/52	2,700,000	2,365,009
4.9% 8/1/41	356,000	319,100
5.375% 11/15/32	3,200,000	3,181,532
DTE Energy Co.:
2.85% 10/1/26	1,069,000	1,006,788
3.8% 3/15/27	2,408,000	2,300,559
National Grid PLC 5.418% 1/11/34	500,000	487,771
NiSource, Inc.:
0.95% 8/15/25	4,288,000	4,022,750
1.7% 2/15/31	3,300,000	2,621,031
2.95% 9/1/29	1,420,000	1,276,083
3.49% 5/15/27	1,364,000	1,296,292
3.95% 3/30/48	1,782,000	1,370,093
4.375% 5/15/47	852,000	706,575
4.8% 2/15/44	980,000	870,144
Public Service Enterprise Group, Inc. 2.45% 11/15/31	1,500,000	1,221,135
Puget Energy, Inc.:
3.65% 5/15/25	1,438,000	1,400,867
4.1% 6/15/30	2,600,000	2,353,834
San Diego Gas & Electric Co.:
3.7% 3/15/52	2,400,000	1,782,703
4.5% 8/15/40	1,378,000	1,224,797
5.35% 4/1/53	1,300,000	1,261,085
Sempra:
3.25% 6/15/27	1,087,000	1,022,778
4% 2/1/48	5,578,000	4,337,513
6% 10/15/39	178,000	179,984
		86,450,948
Water Utilities - 0.0%
American Water Capital Corp.:
2.95% 9/1/27	1,600,000	1,491,539
3.45% 5/1/50	1,200,000	878,182
3.75% 9/1/28	5,687,000	5,398,183
3.75% 9/1/47	3,254,000	2,535,195
		10,303,099
TOTAL UTILITIES		497,019,389
TOTAL NONCONVERTIBLE BONDS (Cost $6,561,499,743)		5,858,503,948

U.S. Government and Government Agency Obligations - 45.3%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.6%
Fannie Mae:
0.375% 8/25/25	8,339,000	7,813,218
0.5% 6/17/25	10,000,000	9,463,411
0.625% 4/22/25	6,300,000	6,000,304
0.75% 10/8/27	11,000,000	9,678,310
0.875% 8/5/30	9,584,000	7,721,617
1.625% 10/15/24	4,500,000	4,400,805
1.75% 7/2/24	5,641,000	5,572,594
1.875% 9/24/26	2,379,000	2,229,902
2.125% 4/24/26	713,000	677,673
2.625% 9/6/24	713,000	703,474
6.25% 5/15/29	2,000,000	2,178,244
7.25% 5/15/30	5,220,000	6,041,159
Federal Home Loan Bank:
0.375% 9/4/25	2,300,000	2,152,068
0.5% 4/14/25	9,755,000	9,286,457
1.5% 8/15/24	1,280,000	1,257,741
3.25% 6/9/28	1,700,000	1,630,405
3.25% 11/16/28	4,230,000	4,049,158
5.5% 7/15/36	11,370,000	12,451,930
Freddie Mac:
0% 11/15/38	3,200,000	1,574,358
0.375% 7/21/25	5,568,000	5,242,413
0.375% 9/23/25	10,325,000	9,644,084
6.25% 7/15/32	9,453,000	10,713,679
6.75% 3/15/31	5,634,000	6,440,638
Tennessee Valley Authority:
0.75% 5/15/25	6,800,000	6,468,134
5.25% 9/15/39	3,565,000	3,689,730
5.375% 4/1/56	961,000	1,021,063
5.88% 4/1/36	7,540,000	8,331,451
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		146,434,020
U.S. Treasury Obligations - 44.7%
U.S. Treasury Bonds:
1.125% 5/15/40	15,433,000	9,523,246
1.125% 8/15/40	65,011,000	39,722,736
1.25% 5/15/50	18,595,000	9,444,226
1.375% 11/15/40	126,571,000	80,382,473
1.375% 8/15/50	6,524,000	3,424,590
1.625% 11/15/50	143,869,000	80,797,055
1.75% 8/15/41	5,202,000	3,464,410
1.875% 2/15/41	171,299,000	118,042,408
1.875% 2/15/51	157,669,000	94,385,837
1.875% 11/15/51	73,602,000	43,850,692
2% 11/15/41	49,533,000	34,293,863
2% 2/15/50	130,000	80,940
2% 8/15/51	3,587,000	2,208,947
2.25% 5/15/41	15,212,000	11,107,137
2.25% 8/15/46	8,327,300	5,656,058
2.25% 8/15/49	936,600	620,241
2.25% 2/15/52	54,100,000	35,389,008
2.375% 11/15/49	7,928,000	5,395,685
2.375% 5/15/51	8,194,000	5,529,350
2.5% 2/15/46	12,667,600	9,091,972
2.5% 5/15/46	4,826,500	3,454,530
2.75% 8/15/47	1,857,800	1,380,795
2.75% 11/15/47	3,369,900	2,500,439
2.875% 5/15/43	1,252,400	985,727
2.875% 8/15/45	91,000	70,273
2.875% 11/15/46	2,461,500	1,883,240
2.875% 5/15/49	400	302
2.875% 5/15/52	24,500,000	18,447,734
3% 11/15/44 (e)	41,796,400	33,149,770
3% 5/15/45	16,727,200	13,226,249
3% 2/15/47	7,118,100	5,560,738
3% 5/15/47	519,600	405,511
3% 2/15/48	4,353,000	3,382,587
3% 8/15/52	92,300,000	71,355,832
3.125% 11/15/41	1,577,000	1,312,914
3.125% 8/15/44	76,300	61,901
3.125% 5/15/48	466,400	370,588
3.25% 5/15/42	49,500,000	41,626,406
3.375% 8/15/42	213,700,000	182,763,587
3.375% 5/15/44	2,243,400	1,896,637
3.375% 11/15/48	4,431,700	3,681,946
3.625% 8/15/43	320,900	282,893
3.625% 2/15/44	1,062,700	934,263
3.625% 2/15/53	225,800,000	197,416,236
3.875% 8/15/40	1,400	1,309
3.875% 2/15/43	100,400,000	91,916,984
3.875% 5/15/43	135,950,000	124,245,561
4% 11/15/42	97,300,000	90,827,269
4% 11/15/52	64,100,000	60,018,632
4.125% 8/15/53	39,100,000	37,432,141
4.25% 5/15/39	1,432,500	1,417,056
4.25% 11/15/40	144,500	141,277
4.25% 2/15/54	79,700,000	78,205,625
4.375% 11/15/39	17,800	17,797
4.375% 5/15/40	1,900	1,893
4.375% 8/15/43	40,800,000	39,945,750
4.5% 5/15/38	4,680,500	4,786,543
4.5% 8/15/39	73,900	75,060
4.5% 2/15/44	87,900,000	87,872,531
4.75% 2/15/37	5,326,400	5,626,218
4.75% 2/15/41	489,700	507,911
4.75% 11/15/43	145,800,000	150,037,313
4.75% 11/15/53	122,000,000	129,796,563
5.375% 2/15/31 (e)	9,530,300	10,203,377
U.S. Treasury Notes:
0.25% 5/31/25	14,570,000	13,753,283
0.25% 6/30/25	2,937,000	2,763,763
0.25% 8/31/25	770,000	719,739
0.25% 9/30/25	23,754,000	22,130,191
0.375% 11/30/25	48,770,000	45,245,606
0.375% 12/31/25	109,512,000	101,315,711
0.375% 1/31/26	124,970,000	115,236,009
0.375% 7/31/27	41,405,000	36,187,323
0.375% 9/30/27	4,380,000	3,806,665
0.5% 2/28/26	3,914,000	3,608,525
0.5% 4/30/27	76,857,000	68,093,500
0.5% 6/30/27	6,547,000	5,766,219
0.5% 10/31/27	69,435,000	60,446,423
0.625% 7/31/26	47,986,000	43,749,736
0.625% 3/31/27	798,000	712,153
0.625% 11/30/27	1,471,000	1,283,562
0.625% 12/31/27	11,851,000	10,308,518
0.625% 5/15/30	6,869,000	5,514,251
0.625% 8/15/30	30,836,000	24,548,347
0.75% 3/31/26	42,400,000	39,203,438
0.75% 4/30/26	228,803,000	210,936,703
0.75% 5/31/26	85,730,000	78,811,322
0.75% 8/31/26	52,800,000	48,163,500
0.75% 1/31/28	5,976,000	5,211,259
0.875% 6/30/26	46,368,000	42,663,994
0.875% 9/30/26	57,100,000	52,148,359
1.125% 10/31/26	167,200,000	153,242,719
1.125% 2/29/28	119,508,000	105,573,181
1.25% 11/30/26	106,012,000	97,290,857
1.25% 12/31/26	14,400,000	13,193,438
1.25% 3/31/28	15,582,000	13,806,504
1.25% 4/30/28	53,309,000	47,122,241
1.25% 5/31/28	39,296,000	34,664,905
1.25% 6/30/28	77,172,000	67,923,418
1.25% 9/30/28	114,316,000	99,968,449
1.25% 8/15/31	154,327,000	124,920,472
1.375% 8/31/26	2,670,800	2,475,289
1.375% 12/31/28	22,700,000	19,849,199
1.5% 9/30/24	14,357,000	14,051,353
1.5% 8/15/26	11,644,100	10,835,836
1.5% 1/31/27	50,200,000	46,211,453
1.5% 11/30/28	113,349,000	99,928,655
1.5% 2/15/30	87,477,000	74,833,840
1.625% 2/15/26	1,812,700	1,711,373
1.625% 5/15/26	999,900	938,500
1.625% 9/30/26	1,274,000	1,186,910
1.625% 10/31/26	1,670,000	1,551,534
1.625% 11/30/26	2,021,000	1,874,478
1.625% 8/15/29	29,838,600	26,101,781
1.625% 5/15/31	38,120,000	31,941,880
1.75% 12/31/24	1,815,000	1,765,442
1.875% 6/30/26	15,666,100	14,761,016
1.875% 7/31/26	33,197,000	31,207,773
2% 2/15/25	647,800	629,075
2% 8/15/25	6,441,400	6,188,273
2% 11/15/26	11,997,900	11,253,187
2.125% 11/30/24	2,535,000	2,478,260
2.125% 5/15/25	1,939,000	1,876,058
2.25% 11/15/24	10,215,800	10,008,691
2.25% 11/15/25	18,937,500	18,172,603
2.25% 2/15/27	944,000	887,581
2.25% 8/15/27	5,291,000	4,933,858
2.25% 11/15/27	27,839,100	25,854,477
2.375% 5/15/27	68,262,000	64,163,614
2.5% 2/28/26	9,949,100	9,550,359
2.5% 3/31/27	39,000,000	36,876,328
2.625% 3/31/25	2,858,900	2,787,874
2.625% 4/15/25	49,100,000	47,841,813
2.625% 12/31/25	3,480,100	3,355,442
2.625% 1/31/26	9,021,000	8,689,408
2.625% 5/31/27	7,200,000	6,815,250
2.625% 2/15/29	20,536,100	19,028,782
2.625% 7/31/29	155,300,000	143,027,660
2.75% 6/30/25	3,682,400	3,583,579
2.75% 4/30/27	35,700,000	33,969,387
2.75% 7/31/27	85,000,000	80,630,469
2.75% 8/15/32	238,719,800	213,122,697
2.875% 6/15/25	53,000,000	51,662,578
2.875% 5/15/28	46,361,100	43,805,806
2.875% 8/15/28	38,531,600	36,313,023
2.875% 4/30/29	11,600,000	10,853,703
2.875% 5/15/32	1,900,000	1,717,273
3% 7/15/25	66,700,000	65,066,371
3% 10/31/25	7,767,100	7,551,078
3.125% 8/31/27	41,900,000	40,205,996
3.125% 11/15/28	3,802,200	3,614,763
3.125% 8/31/29	43,000,000	40,581,250
3.25% 6/30/27	37,300,000	36,001,785
3.25% 6/30/29	11,400,000	10,844,250
3.375% 5/15/33	13,600,000	12,687,312
3.5% 1/31/28	99,800,000	96,802,102
3.5% 4/30/28	126,400,000	122,479,628
3.5% 1/31/30	83,200,000	79,823,250
3.5% 4/30/30	67,900,000	65,046,078
3.5% 2/15/33	163,400,000	154,138,539
3.625% 5/15/26	171,800,000	168,411,262
3.625% 3/31/28	49,700,000	48,401,199
3.625% 5/31/28	30,400,000	29,593,687
3.625% 3/31/30	78,900,000	76,138,500
3.75% 12/31/28	33,000,000	32,249,765
3.75% 6/30/30	167,850,000	162,912,850
3.75% 12/31/30	6,800,000	6,589,625
3.875% 4/30/25	161,200,000	159,241,671
3.875% 11/30/27	118,900,000	116,926,075
3.875% 12/31/27	92,900,000	91,333,167
3.875% 9/30/29	27,400,000	26,849,860
3.875% 11/30/29	73,000,000	71,502,930
3.875% 12/31/29	29,300,000	28,692,254
3.875% 8/15/33	80,100,000	77,709,516
4% 12/15/25	75,200,000	74,280,563
4% 1/15/27	58,600,000	57,913,281
4% 2/15/27	156,000,000	154,720,313
4% 6/30/28	126,700,000	125,170,692
4% 1/31/29 (f)	107,000,000	105,762,813
4% 10/31/29	128,400,000	126,569,297
4% 2/28/30	11,800,000	11,622,539
4% 1/31/31	42,900,000	42,202,875
4% 2/15/34	90,900,000	89,124,609
4.125% 9/30/27	27,300,000	27,079,254
4.125% 10/31/27	153,700,000	152,439,180
4.125% 7/31/28	99,300,000	98,605,676
4.125% 8/31/30	69,700,000	69,071,066
4.25% 5/31/25	346,200,000	343,360,080
4.25% 10/15/25	125,500,000	124,490,117
4.25% 12/31/25	57,000,000	56,554,847
4.25% 1/31/26 (f)	73,700,000	73,150,129
4.25% 2/28/29	147,100,000	147,122,984
4.25% 2/28/31	123,000,000	122,846,250
4.375% 10/31/24	4,000,000	3,977,500
4.375% 12/15/26	66,200,000	66,065,531
4.375% 11/30/28	145,300,000	145,912,984
4.375% 11/30/30	171,900,000	172,813,219
4.5% 11/15/25	22,900,000	22,812,336
4.5% 7/15/26	95,000,000	94,933,204
4.5% 11/15/33	165,800,000	168,934,656
4.625% 2/28/26	101,000,000	100,992,110
4.625% 9/15/26	52,500,000	52,645,606
4.625% 10/15/26	32,300,000	32,405,984
4.625% 11/15/26	114,600,000	115,029,750
4.625% 9/30/28	96,400,000	97,706,672
4.625% 9/30/30	11,900,000	12,131,492
4.75% 7/31/25	120,000,000	119,845,313
4.875% 11/30/25	94,300,000	94,528,383
4.875% 10/31/28	26,640,000	27,291,431
5% 8/31/25	23,600,000	23,660,844
5% 9/30/25 (e)	213,100,000	213,782,585
5% 10/31/25	50,000,000	50,192,540
TOTAL U.S. TREASURY OBLIGATIONS		10,622,119,953
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $11,544,735,915)		10,768,553,973

U.S. Government Agency - Mortgage Securities - 26.5%
	Principal Amount (a)	Value ($)
Fannie Mae - 10.9%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.510% 5.789% 11/1/34 (b)(d)	292,685	297,321
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 4.628% 4/1/41 (b)(d)	44,758	45,942
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.89% 11/1/34 (b)(d)	20,659	21,096
1.5% 10/1/35 to 4/1/52	224,827,968	181,384,608
2% 6/1/27 to 6/1/52	795,774,772	642,882,398
2.5% 6/1/24 to 5/1/53	556,576,151	467,986,017
3% 5/1/26 to 3/1/53	484,289,210	425,779,379
3.5% 9/1/25 to 11/1/53	288,683,076	262,243,399
4% 4/1/24 to 12/1/53	214,516,667	200,324,003
4.5% to 4.5% 5/1/24 to 1/1/54	75,778,697	72,672,421
5% 6/1/24 to 2/1/54	111,454,103	108,780,602
5.5% 6/1/27 to 1/1/54	72,550,300	72,017,017
6% to 6% 11/1/32 to 12/1/53	74,704,902	75,153,076
6.5% 8/1/26 to 1/1/54	68,750,534	69,993,069
TOTAL FANNIE MAE		2,579,580,348
Freddie Mac - 8.1%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 6.081% 9/1/37 (b)(d)	27,184	27,822
U.S. TREASURY 1 YEAR INDEX + 1.710% 4.299% 3/1/36 (b)(d)	216,592	217,088
U.S. TREASURY 1 YEAR INDEX + 2.230% 6.341% 12/1/35 (b)(d)	96,831	97,589
U.S. TREASURY 1 YEAR INDEX + 2.250% 5.451% 3/1/35 (b)(d)	49,754	50,283
1.5% 8/1/35 to 4/1/52	106,334,987	85,118,469
2% 2/1/28 to 6/1/52	718,783,149	578,266,463
2% 9/1/35	29,171,421	25,944,373
2% 11/1/35	11,906,132	10,559,268
2.5% 8/1/25 to 10/1/53	494,575,393	412,287,521
3% 10/1/26 to 6/1/53	123,507,701	108,717,723
3% 8/1/47	34,426	30,103
3% 5/1/49	25,019	21,723
3.5% 6/1/24 to 11/1/53	125,791,413	114,239,671
3.5% 8/1/47	33,434	30,312
3.5% 9/1/47	15,710	14,214
3.5% 9/1/47	1,483,348	1,351,780
4% 9/1/24 to 9/1/53	116,629,346	108,893,464
4.5% 6/1/25 to 11/1/53	137,417,887	130,840,125
5% 10/1/26 to 3/1/54	88,091,357	85,840,156
5.5% 4/1/27 to 1/1/54	121,011,075	119,861,649
6% 4/1/32 to 12/1/53	76,482,537	76,892,560
6.5% 9/1/33 to 1/1/54 (e)	58,686,764	59,851,604
TOTAL FREDDIE MAC		1,919,153,960
Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
2.5% 2/1/32	7,388	6,911
Ginnie Mae - 6.2%
3.5% 11/15/40 to 6/20/53	172,458,738	157,532,352
4% 1/15/25 to 9/20/53	112,925,625	105,865,116
1.5% 6/20/45 to 12/20/51	3,799,121	2,953,303
2% 2/20/51 to 1/20/54	277,149,637	225,714,113
2% 3/1/54 (g)	4,300,000	3,499,366
2% 3/1/54 (g)	2,450,000	1,993,825
2% 3/1/54 (g)	11,050,000	8,992,556
2% 3/1/54 (g)	7,500,000	6,103,545
2% 3/1/54 (g)	5,650,000	4,598,004
2% 3/1/54 (g)	1,800,000	1,464,851
2% 3/1/54 (g)	7,400,000	6,022,164
2% 4/1/54 (g)	10,400,000	8,469,269
2% 4/1/54 (g)	8,750,000	7,125,587
2% 4/1/54 (g)	775,000	631,123
2% 4/1/54 (g)	350,000	285,023
2% 4/1/54 (g)	3,925,000	3,196,335
2% 4/1/54 (g)	2,775,000	2,259,829
2% 4/1/54 (g)	5,575,000	4,540,017
2% 4/1/54 (g)	200,000	162,871
2.5% 10/20/42 to 12/20/53	317,387,953	269,171,852
2.5% 3/1/54 (g)	8,000,000	6,769,295
3% 4/15/42 to 6/20/53	224,090,231	198,127,439
3% 3/1/54 (g)	7,500,000	6,577,122
3% 3/1/54 (g)	5,100,000	4,472,443
3% 4/1/54 (g)	2,800,000	2,457,209
3.5% 3/1/54 (g)	7,500,000	6,783,265
4% 3/1/54 (g)	5,500,000	5,119,546
4.5% to 4.5% 3/20/33 to 12/20/53	94,457,525	90,597,559
4.5% 3/1/54 (g)	6,300,000	6,018,114
5% 6/20/33 to 11/20/53	88,762,394	86,894,477
5% 3/1/54 (g)	6,800,000	6,641,796
5.5% 12/20/32 to 11/20/53	78,205,757	77,796,416
6% to 6% 5/20/34 to 1/20/54	56,971,147	57,328,786
6% 3/1/54 (g)	7,900,000	7,940,608
6.5% 8/20/36 to 7/20/53	15,257,463	15,475,598
6.5% 3/1/54 (g)	41,300,000	41,864,649
6.5% 4/1/54 (g)	14,500,000	14,688,048
6.5% 4/1/54 (g)	10,700,000	10,838,766
TOTAL GINNIE MAE		1,466,972,237
Uniform Mortgage Backed Securities - 1.3%
1.5% 3/1/39 (g)	12,300,000	10,602,249
1.5% 3/1/54 (g)	6,400,000	4,783,304
2% 3/1/39 (g)	20,200,000	17,813,756
2% 3/1/54 (g)	29,600,000	23,267,104
2% 3/1/54 (g)	7,750,000	6,091,894
2% 3/1/54 (g)	49,300,000	38,752,304
2% 4/1/54 (g)	14,000,000	11,018,930
2% 4/1/54 (g)	2,825,000	2,223,463
2% 4/1/54 (g)	3,550,000	2,794,086
2% 4/1/54 (g)	1,750,000	1,377,366
2% 4/1/54 (g)	13,050,000	10,271,217
2.5% 3/1/39 (g)	8,400,000	7,615,453
2.5% 3/1/54 (g)	19,950,000	16,390,172
2.5% 3/1/54 (g)	5,450,000	4,477,516
2.5% 3/1/54 (g)	30,700,000	25,221,969
2.5% 4/1/54 (g)	11,150,000	9,171,746
3% 3/1/39 (g)	5,800,000	5,372,250
3% 3/1/54 (g)	6,700,000	5,732,164
3% 3/1/54 (g)	1,925,000	1,646,928
3% 3/1/54 (g)	21,400,000	18,308,704
3% 4/1/54 (g)	4,500,000	3,854,180
3.5% 3/1/54 (g)	15,700,000	13,966,254
4% 3/1/54 (g)	12,300,000	11,319,363
4.5% 3/1/54 (g)	8,300,000	7,854,523
5% 3/1/54 (g)	11,800,000	11,444,157
5.5% 3/1/54 (g)	11,200,000	11,080,125
6% 3/1/54 (g)	15,800,000	15,869,125
6.5% 3/1/54 (g)	21,900,000	22,283,250
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		320,603,552
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,084,474,848)		6,286,317,008

Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
American Express Credit Accoun Series 2023-4 Class A, 5.15% 9/15/30	2,000,000	2,028,644
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	2,360,000	2,202,120
Series 2021-A2 Class A2, 1.39% 7/15/30	4,200,000	3,639,073
Capital One Prime Auto Receivables Series 2023-1 Class A3, 4.87% 2/15/28	1,690,000	1,679,058
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	1,639,186	1,615,557
Series 2022-3 Class A2A, 3.97% 4/15/27	9,500,000	9,360,451
Series 2023 2 Class A3, 5.05% 1/18/28	6,500,000	6,479,559
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/30	7,000,000	7,080,281
Citibank Credit Card Issuance Trust:
Series 2007-A3 Class A3, 6.15% 6/15/39	2,400,000	2,584,547
Series 2018-A7 Class A7, 3.96% 10/13/30	2,750,000	2,647,045
Discover Card Execution Note Trust Series 2017-A4 Class A4, 2.53% 10/15/26	256,000	255,076
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/28	4,451,000	4,410,287
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	2,525,000	2,427,170
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	6,500,000	6,427,959
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	1,094,746	1,084,137
Hyundai Auto Receivables Trust:
Series 2022-B Class A3, 3.72% 11/16/26	6,412,000	6,323,428
Series 2022-C Class A3, 5.39% 6/15/27	4,000,000	4,004,640
Series 2023 A Class A3, 4.58% 4/15/27	6,500,000	6,435,697
TOTAL ASSET-BACKED SECURITIES (Cost $72,174,329)		70,684,729

Commercial Mortgage Securities - 1.4%
	Principal Amount (a)	Value ($)
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	2,543,008	2,472,146
Series 2020-BN28 Class A4, 1.844% 3/15/63	6,780,000	5,533,805
Series 2021-BN35 Class A5, 2.285% 6/15/64	12,700,000	10,481,690
Series 2022-BNK39 Class A4, 2.928% 2/15/55	1,800,000	1,541,107
Series 2022-BNK41 Class A4, 3.9165% 4/15/65 (b)	9,500,000	8,623,264
Series 2023-BNK45 Class A5, 5.203% 2/15/56 (b)	4,000,000	4,000,314
Barclays Commercial Mortgage Securities sequential payer Series 2021-C12 Class A5, 2.689% 11/15/54	6,000,000	5,079,022
BBCMS Mortgage Trust sequential payer:
Series 2021-C10 Class A5, 2.492% 7/15/54	11,850,000	9,986,698
Series 2021-C9 Class A5, 2.299% 2/15/54	2,000,000	1,670,074
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	3,100,000	2,485,356
Series 2021-B24 Class A5, 2.5843% 3/15/54	10,300,000	8,453,272
Series 2023-B39 Class A5, 5.7536% 7/15/56	3,000,000	3,128,393
Series 2019-B12 Class A5, 3.1156% 8/15/52	1,772,000	1,597,802
Series 2019-B9 Class A5, 4.0156% 3/15/52	4,179,000	3,882,696
BMO Mortgage Trust sequential payer Series 2022-C1 Class A5, 3.374% 2/15/55	3,500,000	3,085,040
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	5,370,000	5,287,850
Series 2015-GC29 Class A4, 3.192% 4/10/48	2,028,000	1,963,510
Series 2015-P1 Class A5, 3.717% 9/15/48	1,045,000	1,013,014
Series 2016-C1 Class A4, 3.209% 5/10/49	3,308,000	3,145,364
Series 2016-P4 Class A4, 2.902% 7/10/49	3,832,000	3,582,885
Series 2018-B2 Class A4, 4.009% 3/10/51	2,641,000	2,512,235
COMM Mortgage Trust Series 2015-CR22 Class A5, 3.309% 3/10/48	3,462,000	3,368,710
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C3 Class A4, 3.7182% 8/15/48	2,240,000	2,169,993
Series 2019-C17:
Class A4, 2.7628% 9/15/52	3,480,000	3,042,271
Class A5, 3.0161% 9/15/52	3,480,000	3,054,088
Freddie Mac:
sequential payer:
Series 2016-K057 Class A2, 2.57% 7/25/26	2,844,000	2,707,139
Series 2020-K104 Class A2, 2.253% 1/25/30	16,200,000	14,196,185
Series 2020-K116 Class A2, 1.378% 7/25/30	12,400,000	10,139,861
Series 2020-K117 Class A2, 1.406% 8/25/30	12,400,000	10,131,892
Series 2020-K118 Class A2, 1.493% 9/25/30	6,200,000	5,084,464
Series 2020-K121 Class A2, 1.547% 10/25/30	8,900,000	7,295,497
Series 2021-K125 Class A2, 1.846% 1/25/31	2,000,000	1,664,203
Series 2021-K126 Class A2, 2.074% 1/25/31	8,200,000	6,936,606
Series 2021-K128 Class A2, 2.02% 3/25/31	6,410,000	5,392,582
Series 2021-K129 Class A2, 1.914% 5/25/31	6,160,000	5,124,529
Series 2021-K130 Class A2, 1.723% 6/25/31	7,200,000	5,885,666
Series 2021-K136 Class A2, 2.127% 11/25/31	7,800,000	6,497,840
Series 2022-151 Class A2:
3.78% 11/25/32	7,500,000	6,969,028
3.8% 10/25/32	1,000,000	930,675
Series 2022-K140 Class A2, 2.25% 1/25/32	12,000,000	10,030,036
Series 2023-154 Class A2, 4.35% 1/25/33	9,000,000	8,713,086
Series 2023-157 Class A2, 4.2% 5/25/33	8,500,000	8,131,418
Series 2023-K751 Class A2, 4.412% 3/25/30	4,000,000	3,925,225
Series K080 Class A2, 3.926% 7/25/28	2,957,000	2,859,237
Series 2017-K064 Class A2, 3.224% 3/25/27	3,075,000	2,947,214
Series 2017-K068 Class A2, 3.244% 8/25/27	4,243,000	4,047,813
Series 2018-K730 Class A2, 3.59% 1/25/25	6,540,761	6,441,645
Series 2019-K094 Class A2, 2.903% 6/25/29	9,484,000	8,690,398
Series 2019-K1510 Class A2, 3.718% 1/25/31	2,646,000	2,477,942
Series 2021-K123 Class A2, 1.621% 12/25/30	8,000,000	6,575,868
Series K046 Class A2, 3.205% 3/25/25	5,935,000	5,809,872
Series K047 Class A2, 3.329% 5/25/25	688,000	673,163
Series K053 Class A2, 2.995% 12/25/25	1,267,000	1,225,226
Series K056 Class A2, 2.525% 5/25/26	3,698,000	3,524,020
Series K062 Class A1, 3.032% 9/25/26	1,107,967	1,082,662
Series K079 Class A2, 3.926% 6/25/28	1,386,000	1,341,049
GS Mortgage Securities Trust sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	2,323,250	2,294,471
Series 2020-GC45 Class A5, 2.9106% 2/13/53	9,700,000	8,533,318
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	6,016,000	5,971,077
Series 2014-C23 Class A5, 3.9342% 9/15/47	1,702,000	1,682,723
Series 2014-C24 Class A5, 3.6385% 11/15/47	4,646,000	4,551,998
Series 2015-C29 Class A4, 3.6108% 5/15/48	1,604,000	1,558,429
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2020-COR7 Class A5, 2.1798% 5/13/53	8,000,000	6,252,022
Morgan Stanley BAML Trust Series 2015-C20 Class A4, 3.249% 2/15/48	2,625,000	2,563,841
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	4,000,000	3,479,119
UBS Commercial Mortgage Trust sequential payer Series 2019-C16 Class A4, 3.6048% 4/15/52	7,470,000	6,768,923
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	5,667,000	5,011,621
Series 2019-C54 Class A4, 3.146% 12/15/52	8,500,000	7,597,603
Series 2018-C48 Class A5, 4.302% 1/15/52	3,485,000	3,343,898
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class A5, 2.725% 2/15/53	3,600,000	3,150,842
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	2,576,000	2,527,252
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $379,341,968)		333,899,777

Municipal Securities - 0.4%
	Principal Amount (a)	Value ($)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	1,730,000	2,306,888
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	900,000	1,026,527
Series 2010 S1, 7.043% 4/1/50	1,325,000	1,616,387
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	4,410,000	5,366,948
Series 2010, 7.6% 11/1/40	6,390,000	7,837,051
Series 2018, 3.5% 4/1/28	2,300,000	2,209,988
California State Univ. Rev. Series 2021 B, 2.719% 11/1/52	3,540,000	2,388,645
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2021 A, 3.204% 1/15/51	2,200,000	1,541,095
Chicago O'Hare Int'l. Arpt. Rev. Series 2010 B, 6.395% 1/1/40	5,350,000	5,936,869
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	1,365,000	1,253,675
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 A, 2.613% 12/1/48	4,750,000	3,162,186
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2019 A, 3.144% 11/1/45	435,000	330,367
Series 2021 C, 2.843% 11/1/46	4,000,000	2,915,207
Series 2022 A, 4.507% 11/1/51	1,580,000	1,436,019
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B:
2.746% 6/1/34	1,920,000	1,610,927
3.293% 6/1/42	1,000,000	761,039
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	1,175,000	819,884
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	12,925,000	12,728,132
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	1,355,000	1,299,828
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	1,685,000	2,004,350
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	820,000	888,779
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	840,000	663,116
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2019 B, 3.395% 10/15/40	2,650,000	2,186,230
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021 C, 2.823% 8/1/41	3,000,000	2,336,780
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47	2,000,000	1,522,825
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	837,000	1,008,139
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	1,610,000	1,714,231
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	1,910,000	1,950,048
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	1,095,000	1,198,664
New York State Dorm. Auth. Series 2021 C, 2.202% 3/15/34	6,000,000	4,788,808
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	920,000	854,738
Series 2010 164, 5.647% 11/1/40	930,000	971,067
Series 225, 3.175% 7/15/60	6,000,000	4,095,540
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	1,010,000	836,393
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	1,130,000	1,191,687
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	2,016,000	2,069,530
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	3,000,000	2,046,702
3.256% 5/15/60	3,000,000	2,041,926
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	175,000	185,920
Series 2015 AP, 3.931% 5/15/45	665,000	606,295
Univ. of Virginia Gen. Rev.:
(Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/2117	845,000	671,297
Series 2021 B, 2.584% 11/1/51	2,400,000	1,563,598
TOTAL MUNICIPAL SECURITIES (Cost $120,200,109)		93,944,325

Foreign Government and Government Agency Obligations - 1.3%
	Principal Amount (a)	Value ($)
Alberta Province:
1% 5/20/25	35,763,000	34,072,483
3.3% 3/15/28	696,000	662,202
British Columbia Province 2.25% 6/2/26	6,672,000	6,321,120
Chilean Republic:
2.45% 1/31/31	6,000,000	5,103,900
2.55% 7/27/33	2,900,000	2,346,622
3.24% 2/6/28	2,067,000	1,933,575
3.625% 10/30/42	3,150,000	2,443,487
3.86% 6/21/47	3,039,000	2,381,604
4.95% 1/5/36	3,440,000	3,329,782
5.33% 1/5/54	3,400,000	3,249,176
Hungarian Republic:
5.375% 3/25/24	832,000	831,651
7.625% 3/29/41	1,500,000	1,715,280
Indonesian Republic:
2.85% 2/14/30	5,800,000	5,144,716
3.4% 9/18/29	5,600,000	5,169,976
3.5% 2/14/50	4,200,000	3,100,524
4.35% 1/11/48	901,000	778,520
4.45% 4/15/70	1,300,000	1,081,113
5.35% 2/11/49	5,800,000	5,787,994
Israeli State:
2.75% 7/3/30	1,310,000	1,118,661
3.25% 1/17/28	2,565,000	2,367,182
3.375% 1/15/50	4,900,000	3,279,315
3.875% 7/3/50	4,660,000	3,414,867
Italian Republic:
1.25% 2/17/26	4,100,000	3,784,858
2.375% 10/17/24	1,400,000	1,371,294
2.875% 10/17/29	9,060,000	7,978,019
4% 10/17/49	2,982,000	2,160,590
Jordanian Kingdom 3% 6/30/25	341,000	329,149
Korean Republic:
2% 6/19/24	2,400,000	2,375,785
2.5% 6/19/29	4,000,000	3,616,901
2.75% 1/19/27	4,000,000	3,791,864
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	1,515,000	1,416,214
2.5% 11/15/27	1,576,000	1,469,934
Manitoba Province 3.05% 5/14/24	267,000	265,863
Ontario Province:
1.125% 10/7/30	3,750,000	3,016,725
2.3% 6/15/26	22,624,000	21,428,322
2.5% 4/27/26	891,000	849,658
Panamanian Republic:
2.252% 9/29/32	6,180,000	4,335,656
3.16% 1/23/30	3,711,000	3,050,665
3.75% 3/16/25	11,010,000	10,745,072
4.3% 4/29/53	1,012,000	635,979
4.5% 4/16/50	3,012,000	1,959,683
4.5% 4/1/56	4,200,000	2,657,550
6.4% 2/14/35	3,800,000	3,510,250
6.7% 1/26/36	1,760,000	1,659,592
Peruvian Republic:
1.862% 12/1/32	6,740,000	5,093,081
2.392% 1/23/26	7,870,000	7,458,084
2.78% 12/1/60	1,000,000	573,490
2.844% 6/20/30	3,820,000	3,335,051
3.55% 3/10/51	4,400,000	3,158,848
4.125% 8/25/27	919,000	889,868
6.55% 3/14/37	2,718,000	2,931,635
Philippine Republic:
1.648% 6/10/31	1,850,000	1,467,383
3% 2/1/28	3,387,000	3,143,238
3.7% 3/1/41	11,200,000	9,153,760
3.75% 1/14/29	1,000,000	946,800
3.95% 1/20/40	3,734,000	3,199,217
5.17% 10/13/27	5,000,000	5,027,700
6.375% 10/23/34	1,849,000	2,029,573
7.75% 1/14/31	3,000,000	3,458,700
9.5% 2/2/30	2,500,000	3,059,650
Polish Government:
3.25% 4/6/26	1,176,000	1,143,484
5.5% 4/4/53	2,700,000	2,697,705
5.75% 11/16/32	3,600,000	3,753,108
Quebec Province:
1.5% 2/11/25	6,000,000	5,795,820
2.5% 4/20/26	1,009,000	962,919
2.75% 4/12/27	8,846,000	8,364,158
2.875% 10/16/24	370,000	364,539
4.5% 9/8/33	3,000,000	2,959,410
United Mexican States:
3.5% 2/12/34	16,778,000	13,880,104
3.75% 4/19/71	7,000,000	4,412,100
4.28% 8/14/41	3,000,000	2,383,260
4.35% 1/15/47	2,568,000	1,977,257
4.5% 1/31/50	2,200,000	1,713,756
4.6% 1/23/46	1,034,000	824,925
4.6% 2/10/48	3,128,000	2,472,098
4.75% 4/27/32	5,000,000	4,702,500
4.75% 3/8/44	7,230,000	5,960,412
5.55% 1/21/45	2,198,000	2,027,369
6.05% 1/11/40	3,556,000	3,487,903
Uruguay Republic:
4.125% 11/20/45	846,621	736,679
4.375% 1/23/31	8,324,181	8,095,266
4.975% 4/20/55	5,249,811	4,882,954
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $367,028,145)		316,567,177

Supranational Obligations - 1.0%
	Principal Amount (a)	Value ($)
African Development Bank 0.875% 7/22/26	4,400,000	4,028,974
Asian Development Bank:
0.375% 9/3/25	13,000,000	12,157,124
0.75% 10/8/30	3,000,000	2,374,880
1.5% 10/18/24	4,500,000	4,394,593
1.875% 1/24/30	8,574,000	7,441,303
2% 4/24/26	1,123,000	1,062,026
2.5% 11/2/27	1,195,000	1,116,177
2.625% 1/12/27	1,158,000	1,099,250
2.75% 1/19/28	11,074,000	10,401,597
4% 1/12/33	6,100,000	5,913,981
European Investment Bank:
0.75% 9/23/30	7,250,000	5,777,328
0.875% 5/17/30	1,760,000	1,427,447
1.25% 2/14/31	6,300,000	5,145,452
1.625% 3/14/25	21,997,000	21,238,982
1.875% 2/10/25	535,000	519,169
2.25% 6/24/24	4,115,000	4,074,481
2.375% 5/24/27	713,000	668,798
2.5% 10/15/24	1,020,000	1,002,558
3.75% 2/14/33	9,300,000	8,879,686
Inter-American Development Bank:
0.625% 7/15/25	4,000,000	3,772,650
1.75% 3/14/25	16,400,000	15,846,204
2% 6/2/26	713,000	672,586
2% 7/23/26	6,000,000	5,646,329
2.125% 1/15/25	326,000	317,553
2.25% 6/18/29	3,189,000	2,866,983
2.375% 7/7/27	1,200,000	1,121,367
4.375% 1/24/44	2,313,000	2,187,217
4.5% 9/13/33	4,500,000	4,523,839
International Bank for Reconstruction & Development:
0.375% 7/28/25	5,350,000	5,022,575
0.5% 10/28/25	8,582,000	7,996,752
0.75% 3/11/25	64,000	61,243
0.75% 8/26/30	8,100,000	6,435,943
0.875% 5/14/30	3,108,000	2,513,496
1.5% 8/28/24	7,014,000	6,883,778
1.625% 1/15/25	21,300,000	20,661,013
1.875% 10/27/26	849,000	792,518
2.5% 3/19/24	677,000	676,163
2.5% 11/25/24	1,016,000	995,758
2.5% 7/29/25	676,000	653,864
4% 7/25/30	8,500,000	8,304,376
4.5% 6/26/28	10,500,000	10,371,953
4.75% 11/14/33	11,300,000	11,604,532
International Finance Corp.:
0.375% 7/16/25	19,670,000	18,493,637
0.75% 8/27/30	2,100,000	1,666,189
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $255,378,442)		238,812,324

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Bank of America NA 6% 10/15/36	2,144,000	2,237,176
Citizens Bank NA 2.25% 4/28/25	3,750,000	3,598,097
Discover Bank:
2.7% 2/6/30	5,000,000	4,250,907
3.45% 7/27/26	2,273,000	2,155,672
KeyBank NA 4.9% 8/8/32	1,200,000	1,052,819
Truist Bank:
1.5% 3/10/25	1,500,000	1,441,185
2.636% 9/17/29 (b)	5,000,000	4,770,228
3.3% 5/15/26	1,355,000	1,292,563
3.8% 10/30/26	427,000	409,301
Wells Fargo Bank NA 5.45% 8/7/26	5,500,000	5,547,114
TOTAL BANK NOTES (Cost $28,769,028)		26,755,062

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	53,255,285	53,265,936
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	116,860,439	116,872,125
TOTAL MONEY MARKET FUNDS (Cost $170,138,061)		170,138,061

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $26,583,740,588)	24,164,176,384
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(396,618,782)
NET ASSETS - 100.0%	23,767,557,602

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 3/1/54	(10,400,000)	(8,463,581)
2% 3/1/54	(8,750,000)	(7,120,803)
2% 3/1/54	(775,000)	(630,700)
2% 3/1/54	(350,000)	(284,832)
2% 3/1/54	(3,925,000)	(3,194,189)
2% 3/1/54	(2,775,000)	(2,258,312)
2% 3/1/54	(5,575,000)	(4,536,968)
2% 3/1/54	(200,000)	(162,761)
3% 3/1/54	(2,800,000)	(2,455,459)
6.5% 3/1/54	(14,500,000)	(14,698,243)
6.5% 3/1/54	(10,700,000)	(10,846,289)

TOTAL GINNIE MAE		(54,652,137)

Uniform Mortgage Backed Securities
2% 3/1/39	(17,450,000)	(15,388,616)
2% 3/1/54	(14,000,000)	(11,004,711)
2% 3/1/54	(2,825,000)	(2,220,594)
2% 3/1/54	(3,550,000)	(2,790,480)
2% 3/1/54	(1,750,000)	(1,375,589)
2% 3/1/54	(13,050,000)	(10,257,963)
2.5% 3/1/54	(11,150,000)	(9,160,422)
3% 3/1/54	(4,500,000)	(3,849,961)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(56,048,336)

TOTAL TBA SALE COMMITMENTS (Proceeds $110,822,307)		(110,700,473)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,104,338 or 0.1% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $2,186,072.

(f)	Security or a portion of the security is on loan at period end.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	118,582,584	1,604,066,674	1,669,383,322	2,689,230	-	-	53,265,936	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	76,218,750	1,092,399,268	1,051,745,893	314,875	-	-	116,872,125	0.4%
Total	194,801,334	2,696,465,942	2,721,129,215	3,004,105	-	-	170,138,061

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	5,858,503,948	-	5,858,503,948	-

U.S. Government and Government Agency Obligations	10,768,553,973	-	10,768,553,973	-

U.S. Government Agency - Mortgage Securities	6,286,317,008	-	6,286,317,008	-

Asset-Backed Securities	70,684,729	-	70,684,729	-

Commercial Mortgage Securities	333,899,777	-	333,899,777	-

Municipal Securities	93,944,325	-	93,944,325	-

Foreign Government and Government Agency Obligations	316,567,177	-	316,567,177	-

Supranational Obligations	238,812,324	-	238,812,324	-

Bank Notes	26,755,062	-	26,755,062	-

Money Market Funds	170,138,061	170,138,061	-	-
Total Investments in Securities:	24,164,176,384	170,138,061	23,994,038,323	-
Other Financial Instruments:
TBA Sale Commitments	(110,700,473)	-	(110,700,473)	-
Total Other Financial Instruments:	(110,700,473)	-	(110,700,473)	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $114,192,632) - See accompanying schedule:
Unaffiliated issuers (cost $26,413,602,527)	$23,994,038,323
Fidelity Central Funds (cost $170,138,061)	170,138,061

Total Investment in Securities (cost $26,583,740,588)		$24,164,176,384
Cash		11,839
Foreign currency held at value (cost $25)		25
Receivable for investments sold		50,432,007
Receivable for TBA sale commitments		110,822,307
Receivable for fund shares sold		816,450,800
Interest receivable		161,223,754
Distributions receivable from Fidelity Central Funds		411,923
Total assets		25,303,529,039
Liabilities
Payable for investments purchased
Regular delivery	$806,145,650
Delayed delivery	501,971,355
TBA sale commitments, at value	110,700,473
Payable for fund shares redeemed	168,409
Distributions payable	855
Other payables and accrued expenses	112,570
Collateral on securities loaned	116,872,125
Total Liabilities		1,535,971,437
Net Assets		$23,767,557,602
Net Assets consist of:
Paid in capital		$26,815,181,318
Total accumulated earnings (loss)		(3,047,623,716)
Net Assets		$23,767,557,602
Net Asset Value, offering price and redemption price per share ($23,767,557,602 ÷ 2,676,838,884 shares)		$8.88
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Interest		$372,302,898
Income from Fidelity Central Funds (including $314,875 from security lending)		3,004,105
Total Income		375,307,003
Expenses
Custodian fees and expenses	$113,891
Independent trustees' fees and expenses	34,742
Total expenses before reductions	148,633
Expense reductions	(5,356)
Total expenses after reductions		143,277
Net Investment income (loss)		375,163,726
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(100,180,611)
Total net realized gain (loss)		(100,180,611)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	218,550,972
TBA Sale commitments	1,451,668
Total change in net unrealized appreciation (depreciation)		220,002,640
Net gain (loss)		119,822,029
Net increase (decrease) in net assets resulting from operations		$494,985,755
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$375,163,726	$552,883,526
Net realized gain (loss)	(100,180,611)	(276,439,477)
Change in net unrealized appreciation (depreciation)	220,002,640	(494,015,510)
Net increase (decrease) in net assets resulting from operations	494,985,755	(217,571,461)
Distributions to shareholders	(375,276,876)	(553,320,158)

Share transactions
Proceeds from sales of shares	2,865,514,236	5,926,389,109
Reinvestment of distributions	375,276,876	552,731,183
Cost of shares redeemed	(1,014,630,134)	(2,049,740,409)

Net increase (decrease) in net assets resulting from share transactions	2,226,160,978	4,429,379,883
Total increase (decrease) in net assets	2,345,869,857	3,658,488,264

Net Assets
Beginning of period	21,421,687,745	17,763,199,481
End of period	$23,767,557,602	$21,421,687,745

Other Information
Shares
Sold	323,685,704	663,556,930
Issued in reinvestment of distributions	42,663,149	61,881,218
Redeemed	(116,287,779)	(230,646,238)
Net increase (decrease)	250,061,074	494,791,910

Financial Highlights
Fidelity® Series Bond Index Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$8.83	$9.19	$10.59	$10.90	$10.50	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.151	.258	.181	.165	.242	.098
Net realized and unrealized gain (loss)	.050	(.361)	(1.396)	(.182)	.422	.501
Total from investment operations	.201	(.103)	(1.215)	(.017)	.664	.599
Distributions from net investment income	(.151)	(.257)	(.185)	(.174)	(.250)	(.099)
Distributions from net realized gain	-	-	-	(.119)	(.014)	-
Total distributions	(.151)	(.257)	(.185)	(.293)	(.264)	(.099)
Net asset value, end of period	$8.88	$8.83	$9.19	$10.59	$10.90	$10.50
Total Return D,E	2.30%	(1.12)%	(11.57)%	(.14)%	6.42%	6.01%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-% I
Expenses net of fee waivers, if any H	-% I	-%	-%	-%	-%	-% I
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-% I
Net investment income (loss)	3.45% I	2.89%	1.82%	1.56%	2.29%	2.77% I
Supplemental Data
Net assets, end of period (000 omitted)	$23,767,558	$21,421,688	$17,763,199	$20,808,897	$13,160,897	$7,446,093
Portfolio turnover rate J	51% I	42%	61%	108%	71% K	20% K,L

AFor the period April 26, 2019 (commencement of operations) through August 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount represents less than .005%.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

LAmount not annualized.

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024

1. Organization.
Fidelity Series Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations, and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$38,212,032
Gross unrealized depreciation	(2,469,905,951)
Net unrealized appreciation (depreciation)	$(2,431,693,919)
Tax cost	$26,595,992,137

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(214,804,214)
Long-term	(276,117,027)
Total capital loss carryforward	$(490,921,241)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Bond Index Fund	2,736,040,843	2,422,393,777
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Bond Index Fund	$32,337	$-	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5,356.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024

Fidelity® Series Bond Index Fund	-%-D
Actual		$ 1,000	$ 1,023.00	$-E
Hypothetical-B		$ 1,000	$ 1,024.86	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Bond Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through December 31, 2025.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Board Approval of Investment Advisory Contracts
Fidelity Series Bond Index Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.9892976.104
SBX-SANN-0424
Fidelity Flex® Funds

Fidelity Flex® Conservative Income Bond Fund

Semi-Annual Report
February 29, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 29, 2024 (Unaudited)
Maturity Diversification (% of Fund's Investments)
Days
0 - 30	44.4
31 - 90	3.7
91 - 180	8.2
181 - 397	18.5
> 397	25.2

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets
Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 46.2%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
AT&T, Inc. 0.9% 3/25/24	640,000	638,128
Media - 0.2%
COX Communications, Inc. 3.85% 2/1/25 (b)	1,000,000	982,907
Wireless Telecommunication Services - 0.3%
Sprint Corp. 7.625% 2/15/25	1,000,000	1,012,225
TOTAL COMMUNICATION SERVICES		2,633,260
CONSUMER DISCRETIONARY - 3.8%
Automobiles - 3.5%
American Honda Finance Corp.:
4.95% 1/9/26	786,000	783,280
5.8% 10/3/25	1,000,000	1,009,480
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 5.8732% 4/1/24 (b)(c)(d)	624,000	624,210
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 6.1832% 4/1/25 (b)(c)(d)	1,000,000	1,005,105
0.8% 4/1/24 (b)	630,000	627,421
Daimler Finance North America LLC:
0.75% 3/1/24 (b)	1,000,000	1,000,000
2.7% 6/14/24 (b)	750,000	744,032
4.95% 3/30/25 (b)	1,000,000	997,232
5.5% 11/27/24 (b)	500,000	499,724
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.300% 6.6319% 4/7/25 (c)(d)	775,000	780,477
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.1126% 3/8/24 (c)(d)	1,032,000	1,032,063
1.2% 10/15/24	900,000	875,156
Volkswagen Group of America Finance LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 6.3031% 6/7/24 (b)(c)(d)	1,000,000	1,001,884
2.85% 9/26/24 (b)	630,000	619,646
3.35% 5/13/25 (b)	1,000,000	974,119
5.8% 9/12/25 (b)	1,000,000	1,004,254
		13,578,083
Broadline Retail - 0.3%
Amazon.com, Inc. 0.45% 5/12/24	1,000,000	990,643
TOTAL CONSUMER DISCRETIONARY		14,568,726
CONSUMER STAPLES - 1.7%
Beverages - 0.2%
PepsiCo, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 5.7136% 11/12/24 (c)(d)	807,000	807,787
Consumer Staples Distribution & Retail - 0.5%
Dollar General Corp. 4.25% 9/20/24	1,200,000	1,189,851
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (b)	650,000	632,103
		1,821,954
Food Products - 0.2%
Mondelez International, Inc. 2.125% 3/17/24	630,000	629,129
Tobacco - 0.8%
BAT Capital Corp.:
2.789% 9/6/24	900,000	886,171
3.222% 8/15/24	1,000,000	988,199
Philip Morris International, Inc.:
2.875% 5/1/24	800,000	796,283
5.125% 11/15/24	500,000	498,718
		3,169,371
TOTAL CONSUMER STAPLES		6,428,241
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Devon Energy Corp. 5.25% 9/15/24	1,633,000	1,628,075
MPLX LP 4.875% 12/1/24	900,000	894,844
Phillips 66 Co. 3.605% 2/15/25	1,000,000	983,138
		3,506,057
FINANCIALS - 31.5%
Banks - 19.4%
AIB Group PLC 4.263% 4/10/25 (b)(c)	1,000,000	997,601
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7599% 6/14/24 (c)(d)	600,000	599,850
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.100% 6.424% 4/25/25 (c)(d)	1,300,000	1,301,375
0.981% 9/25/25 (c)	740,000	720,456
3.458% 3/15/25 (c)	800,000	799,363
3.841% 4/25/25 (c)	1,800,000	1,794,502
Bank of America NA 5.65% 8/18/25	1,000,000	1,007,222
Bank of Montreal:
2.15% 3/8/24	620,000	619,758
4.25% 9/14/24	1,000,000	992,432
5.92% 9/25/25	1,000,000	1,010,343
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.440% 5.774% 4/15/24 (c)(d)	1,300,000	1,300,091
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.7004% 7/31/24 (c)(d)	700,000	700,582
5.45% 6/12/25	1,000,000	1,000,444
Barclays PLC:
2.852% 5/7/26 (c)	1,000,000	966,768
3.932% 5/7/25 (c)	560,000	557,829
BNP Paribas SA 2.219% 6/9/26 (b)(c)	930,000	890,284
BPCE SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.899% 1/14/25 (b)(c)(d)	506,000	506,744
2.375% 1/14/25 (b)	439,000	426,267
Canadian Imperial Bank of Commerce U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 6.2719% 4/7/25 (c)(d)	1,000,000	1,005,780
Citibank NA 5.864% 9/29/25	1,000,000	1,011,749
Citigroup, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 5.9895% 5/1/25 (c)(d)	800,000	800,368
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 6.0064% 10/30/24 (c)(d)	1,140,000	1,141,265
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.370% 6.6826% 5/24/25 (c)(d)	1,000,000	1,003,164
0.981% 5/1/25 (c)	1,400,000	1,387,763
3.352% 4/24/25 (c)	1,000,000	996,202
Credit Agricole SA 3.875% 4/15/24 (b)	1,000,000	997,711
Danske Bank A/S:
0.976% 9/10/25 (b)(c)	1,150,000	1,119,833
3.773% 3/28/25 (b)(c)	1,360,000	1,357,376
6.259% 9/22/26 (b)(c)	1,000,000	1,010,310
6.466% 1/9/26 (b)(c)	1,055,000	1,059,163
DNB Bank ASA:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 6.1756% 3/28/25 (b)(c)(d)	1,000,000	1,000,248
0.856% 9/30/25 (b)(c)	750,000	728,601
2.968% 3/28/25 (b)(c)	450,000	449,094
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 5.7388% 5/21/24 (b)(c)(d)	1,110,000	1,110,496
HSBC Holdings PLC:
2.633% 11/7/25 (c)	1,175,000	1,149,147
2.999% 3/10/26 (c)	920,000	894,215
3.803% 3/11/25 (c)	860,000	859,568
4.18% 12/9/25 (c)	1,000,000	986,355
Huntington National Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.190% 6.4997% 5/16/25 (c)(d)	1,000,000	999,350
4.008% 5/16/25 (c)	500,000	496,936
ING Groep NV 3.55% 4/9/24	250,000	249,405
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 6.3202% 6/14/25 (c)(d)	1,000,000	1,001,773
0.824% 6/1/25 (c)	1,000,000	986,821
0.969% 6/23/25 (c)	1,000,000	984,580
1.561% 12/10/25 (c)	900,000	871,634
2.301% 10/15/25 (c)	640,000	627,127
3.22% 3/1/25 (c)	1,000,000	999,918
3.845% 6/14/25 (c)	630,000	626,161
5.546% 12/15/25 (c)	1,000,000	999,960
KeyBank NA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 5.6702% 6/14/24 (c)(d)	1,330,000	1,324,589
Lloyds Banking Group PLC:
3.511% 3/18/26 (c)	910,000	888,320
3.9% 3/12/24	600,000	599,733
Mitsubishi UFJ Financial Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.380% 6.7373% 9/12/25 (c)(d)	800,000	804,190
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.650% 6.9772% 7/18/25 (c)(d)	1,000,000	1,004,770
0.953% 7/19/25 (c)	1,200,000	1,177,969
4.788% 7/18/25 (c)	1,125,000	1,120,221
5.063% 9/12/25 (c)	960,000	955,958
Mizuho Financial Group, Inc. 2.555% 9/13/25 (c)	1,240,000	1,218,971
Morgan Stanley Bank, West Valley City Utah:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 6.4863% 10/30/26 (c)(d)	900,000	912,879
5.479% 7/16/25	1,000,000	1,004,155
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.8436% 8/12/24 (b)(c)(d)	640,000	640,284
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 6.7976% 3/22/25 (b)(c)(d)	656,000	662,383
PNC Financial Services Group, Inc.:
5.671% 10/28/25 (c)	610,000	609,310
5.812% 6/12/26 (c)	710,000	711,031
Rabobank Nederland:
1.339% 6/24/26 (b)(c)	1,105,000	1,044,157
2.625% 7/22/24 (b)	600,000	593,093
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 5.6719% 10/7/24 (c)(d)	640,000	640,318
4.95% 4/25/25	1,000,000	997,043
Societe Generale 3.875% 3/28/24 (b)	800,000	798,680
Svenska Handelsbanken AB 0.55% 6/11/24 (b)	600,000	591,648
Swedbank AB U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 6.2456% 4/4/25 (b)(c)(d)	645,000	646,828
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 5.7128% 3/4/24 (c)(d)	1,340,000	1,340,000
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2626% 3/8/24 (c)(d)	906,000	906,072
Truist Bank 3.2% 4/1/24	630,000	628,569
Truist Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.7522% 6/9/25 (c)(d)	1,000,000	997,292
2.5% 8/1/24	630,000	621,225
4.26% 7/28/26 (c)	730,000	715,133
U.S. Bancorp 1.45% 5/12/25	1,000,000	956,855
Wells Fargo & Co.:
0.805% 5/19/25 (c)	1,300,000	1,284,481
2.406% 10/30/25 (c)	640,000	626,184
3.3% 9/9/24	1,100,000	1,087,160
Wells Fargo Bank NA U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 6.12% 8/1/25 (c)(d)	750,000	752,639
		73,966,124
Capital Markets - 5.5%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 6.0106% 5/24/24 (b)(c)(d)	1,300,000	1,300,961
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.710% 6.0487% 1/7/25 (b)(c)(d)	1,150,000	1,149,260
0.914% 8/19/24 (b)	750,000	731,505
2.75% 6/25/24 (b)	560,000	554,180
5.684% 2/23/26 (b)	1,250,000	1,249,400
Credit Suisse AG U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 6.5688% 2/21/25 (c)(d)	800,000	802,529
Deutsche Bank AG New York Branch 3.961% 11/26/25 (c)	700,000	688,647
GA Global Funding Trust 1% 4/8/24 (b)	720,000	716,032
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 5.8119% 10/21/24 (c)(d)	1,000,000	1,000,480
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 6.7399% 3/15/24 (c)(d)	1,500,000	1,500,528
3% 3/15/24	660,000	659,386
4% 3/3/24	1,300,000	1,300,000
5.7% 11/1/24	1,000,000	1,000,556
Intercontinental Exchange, Inc. 3.65% 5/23/25	1,000,000	980,162
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.8338% 1/22/25 (c)(d)	1,300,000	1,301,144
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 6.4929% 4/17/25 (c)(d)	1,000,000	1,001,078
0.79% 5/30/25 (c)	1,300,000	1,281,703
1.164% 10/21/25 (c)	650,000	630,741
3.7% 10/23/24	600,000	592,641
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7642% 8/9/24 (b)(c)(d)	1,000,000	1,000,900
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 5.799% 1/13/25 (b)(c)(d)	750,000	750,326
UBS Group AG 2.193% 6/5/26 (b)(c)	750,000	717,617
		20,909,776
Consumer Finance - 3.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	1,400,000	1,362,150
3.5% 1/15/25	1,400,000	1,373,010
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.720% 6.0387% 5/3/24 (c)(d)	1,367,000	1,368,216
3.625% 12/5/24	1,000,000	986,460
3.95% 8/1/25	700,000	687,717
6.338% 10/30/26 (c)	874,000	887,299
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 6.6652% 5/9/25 (c)(d)	1,000,000	1,001,220
3.3% 10/30/24	520,000	512,081
4.166% 5/9/25 (c)	960,000	956,212
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.550% 5.8597% 10/16/24 (c)(d)	1,000,000	1,002,290
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9676% 3/22/24 (c)(d)	1,000,000	1,000,210
2.9% 4/17/24	630,000	627,946
5.6% 9/11/25	1,000,000	1,008,605
		12,773,416
Financial Services - 1.0%
Brixmor Operating Partnership LP 3.85% 2/1/25	750,000	735,687
CNH Industrial Capital LLC:
3.95% 5/23/25	700,000	686,937
5.45% 10/14/25	1,000,000	1,001,102
DH Europe Finance II SARL 2.2% 11/15/24	1,300,000	1,270,640
		3,694,366
Insurance - 2.3%
Equitable Financial Life Global Funding:
0.8% 8/12/24 (b)	500,000	489,311
1.1% 11/12/24 (b)	1,000,000	967,503
Jackson National Life Global Funding 1.75% 1/12/25 (b)	1,000,000	965,871
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	600,000	599,667
MassMutual Global Funding II 2.95% 1/11/25 (b)	700,000	685,531
New York Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.430% 5.7841% 6/6/24 (b)(c)(d)	1,100,000	1,100,654
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.310% 5.6336% 4/26/24 (b)(c)(d)	550,000	550,123
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.7103% 4/12/24 (b)(c)(d)	700,000	699,930
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7794% 4/12/24 (b)(c)(d)	438,000	438,194
Protective Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 6.3256% 3/28/25 (b)(c)(d)	1,000,000	1,006,018
Willis Group North America, Inc. 3.6% 5/15/24	1,200,000	1,194,628
		8,697,430
TOTAL FINANCIALS		120,041,112
HEALTH CARE - 1.9%
Biotechnology - 0.5%
AbbVie, Inc. 2.6% 11/21/24	1,000,000	979,302
Amgen, Inc. 3.625% 5/22/24	1,000,000	995,367
		1,974,669
Health Care Providers & Services - 1.1%
Cigna Group 0.613% 3/15/24	640,000	638,973
CVS Health Corp. 3.375% 8/12/24	1,000,000	989,051
Elevance Health, Inc. 3.35% 12/1/24	1,500,000	1,474,520
Humana, Inc. 3.85% 10/1/24	1,000,000	989,235
		4,091,779
Pharmaceuticals - 0.3%
AstraZeneca Finance LLC 0.7% 5/28/24	650,000	642,601
Bristol-Myers Squibb Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.490% 5.7995% 2/20/26 (c)(d)	654,000	656,336
		1,298,937
TOTAL HEALTH CARE		7,365,385
INDUSTRIALS - 2.6%
Aerospace & Defense - 0.2%
The Boeing Co. 2.8% 3/1/24	620,000	620,000
Building Products - 0.1%
Carrier Global Corp. 5.8% 11/30/25	574,000	578,044
Industrial Conglomerates - 0.1%
Siemens Financieringsmaatschappij NV U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 5.7822% 3/11/24 (b)(c)(d)	500,000	500,016
Machinery - 1.8%
Caterpillar Financial Services Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7611% 11/14/24 (c)(d)	1,300,000	1,302,180
2.15% 11/8/24	620,000	606,559
3.25% 12/1/24	620,000	610,570
Daimler Trucks Finance North America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 6.3337% 4/5/24 (b)(c)(d)	1,440,000	1,440,814
5.2% 1/17/25 (b)	990,000	987,043
Parker Hannifin Corp.:
3.3% 11/21/24	1,000,000	982,984
3.65% 6/15/24	1,000,000	994,267
		6,924,417
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
0.8% 8/18/24	1,000,000	976,679
2.3% 2/1/25	550,000	532,660
		1,509,339
TOTAL INDUSTRIALS		10,131,816
INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 5.5932% 10/1/24 (c)(d)	274,000	273,986
Microchip Technology, Inc. 0.983% 9/1/24	925,000	902,792
		1,176,778
MATERIALS - 0.3%
Chemicals - 0.3%
Celanese U.S. Holdings LLC 6.05% 3/15/25	1,000,000	1,002,474
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.6%
NNN (REIT), Inc. 3.9% 6/15/24	500,000	497,280
Simon Property Group LP 3.375% 10/1/24	1,000,000	987,440
Ventas Realty LP 2.65% 1/15/25	900,000	875,078
		2,359,798
Real Estate Management & Development - 0.3%
Essex Portfolio LP 3.875% 5/1/24	1,000,000	995,957
TOTAL REAL ESTATE		3,355,755
UTILITIES - 1.6%
Electric Utilities - 0.7%
DTE Electric Co. 3.65% 3/15/24	187,000	186,891
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 5.6456% 6/28/24 (c)(d)	650,000	649,849
Southern California Edison Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 6.1732% 4/1/24 (c)(d)	1,150,000	1,150,586
1.1% 4/1/24	640,000	637,709
		2,625,035
Gas Utilities - 0.2%
Dominion Gas Holdings LLC 2.5% 11/15/24	630,000	616,668
Multi-Utilities - 0.7%
Berkshire Hathaway Energy Co. 3.5% 2/1/25	630,000	618,667
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.963% 5/13/24 (c)(d)	293,000	293,046
DTE Energy Co. 2.529% 10/1/24	1,250,000	1,225,943
WEC Energy Group, Inc. 0.8% 3/15/24	630,000	629,019
		2,766,675
TOTAL UTILITIES		6,008,378
TOTAL NONCONVERTIBLE BONDS (Cost $175,621,453)		176,217,982

U.S. Treasury Obligations - 11.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% 3/7/24	15,000,000	14,986,841
U.S. Treasury Notes:
3% 6/30/24	10,477,000	10,395,558
4.125% 1/31/25	18,421,400	18,261,647
4.75% 7/31/25	1,700,000	1,697,809
TOTAL U.S. TREASURY OBLIGATIONS (Cost $45,374,708)		45,341,855

Asset-Backed Securities - 7.0%
	Principal Amount (a)	Value ($)
American Express Credit Account Master Trust Series 2022-3 Class A, 3.75% 8/15/27	1,100,000	1,078,009
BMW Vechicle Lease Trust Series 2023-1 Class A3, 5.16% 11/25/25	1,000,000	997,506
BMW Vehicle Lease Trust:
Series 2023-2 Class A3, 5.99% 9/25/26	750,000	756,140
Series 2024-1 Class A2A, 5.1% 7/27/26	796,000	794,463
Capital One Multi-Asset Execution Trust Series 2022-A2 Class A, 3.49% 5/15/27	1,507,000	1,475,994
Carmax Auto Owner Trust 2021-4 Series 2021-4 Class A3, 0.56% 9/15/26	654,976	633,038
Carmax Auto Owner Trust 2024-1 Series 2024-1 Class A2A, 5.3% 3/15/27	907,000	906,308
Citizens Auto Receivables Trust Series 2024-1 Class A2A, 5.43% 10/15/26 (b)	958,000	958,153
Discover Card Execution Note Trust:
Series 2022-A1 Class A1, 1.96% 2/15/27	1,000,000	968,909
Series 2022-A3 Class A3, 3.56% 7/15/27	1,200,000	1,173,783
DLLST 2024-1 LLC Series 2024-1A Class A2, 5.33% 1/20/26 (b)	543,000	542,048
Drive Auto Receivables Trust Series 2024-1 Class A2, 5.83% 12/15/26	646,000	646,198
Ford Credit Auto Lease Trust Series 2024-A Class A2A, 5.24% 7/15/26	644,000	642,940
Ford Credit Floorplan Master Owner Trust Series 2019-4 Class A, 2.44% 9/15/26	1,000,000	983,807
Fordl 2023-A Series 2023-A Class A3, 4.94% 3/15/26	330,000	328,644
FORDO Series 2022-B Class A3, 3.74% 9/15/26	671,520	663,005
GM Financial Automobile Leasing Trust Series 2023-1 Class A3, 5.16% 4/20/26	435,000	434,140
GM Financial Consumer Automobile Series 2024-1 Class ASB, 5.12% 2/16/27	777,000	775,463
GM Financial Leasing Trust Series 2024-1 Class A2A, 5.18% 6/22/26	1,179,000	1,176,989
Huntington Auto Trust Series 2024-1A Class A2, 5.5% 3/15/27 (b)	1,108,000	1,108,889
Hyundai Auto Lease Securitization Series 2024-A Class A2A, 5.15% 6/15/26 (b)	687,000	685,332
Mercedes-Benz Auto Receivables Series 2024-1 Class A2A, 5.06% 5/17/27	954,000	951,428
SBNA Auto Lease Trust 2024-A Series 2024-A Class A2, 5.45% 1/20/26 (b)	1,500,000	1,498,931
SFS Auto Receivables Securitization Series 2024-1A Class A2, 5.35% 6/21/27 (b)	382,000	381,784
Tesla Electric Vehicle Trust 2023-1 Series 2023-1 Class A2A, 5.54% 12/21/26 (b)	1,030,000	1,030,792
Toyota Lease Owner Trust:
Series 2023 A Class A3, 4.93% 4/20/26 (b)	1,200,000	1,194,908
Series 2024-A Class A2A, 5.33% 7/20/26 (b)	1,453,000	1,452,594
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	875,000	865,441
Series 2022-6 Class A, 3.67% 1/22/29	700,000	685,014
World Omni Auto Receivables Trust Series 2022-A Class A3, 1.66% 5/17/27	886,576	860,720
TOTAL ASSET-BACKED SECURITIES (Cost $26,657,780)		26,651,370

Certificates of Deposit - 9.3%
	Principal Amount (a)	Value ($)
Bank of Nova Scotia yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.390% 5.7% 6/7/24 (c)(d)	1,000,000	999,998
6% 10/18/24	1,300,000	1,304,088
BMO Harris Bank NA U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.670% 5.98% 7/8/24 (c)(d)	1,300,000	1,299,997
Canadian Imperial Bank of Commerce yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.01% 4/1/24 (c)(d)	1,500,000	1,500,848
5.95% 9/19/24	1,400,000	1,403,166
6% 10/18/24	1,300,000	1,304,025
Citibank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.96% 6/17/24 (c)(d)	1,000,000	1,001,343
5.78% 3/8/24	1,300,000	1,300,064
Lloyds Bank Corporate Markets PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.96% 5/10/24 (c)(d)	1,300,000	1,301,331
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6% 7/8/24 (c)(d)	1,300,000	1,299,964
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.01% 6/7/24 (c)(d)	1,300,000	1,302,159
5.91% 6/17/24	1,300,000	1,301,085
Mizuho Corporate Bank Ltd. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.87% 5/24/24 (c)(d)	1,300,000	1,301,364
5.57% 3/1/24	1,000,000	1,000,006
MUFG Bank Ltd. yankee 5.71% 5/20/24	1,300,000	1,300,631
Rabobank Nederland New York Branch yankee 6.05% 7/10/24	1,300,000	1,301,269
Royal Bank of Canada yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.96% 7/3/24 (c)(d)	1,300,000	1,302,067
Sumitomo Mitsui Banking Corp. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.96% 5/1/24 (c)(d)	1,300,000	1,301,178
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.01% 7/11/24 (c)(d)	1,300,000	1,302,679
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.01% 7/26/24 (c)(d)	1,500,000	1,503,358
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.01% 8/14/24 (c)(d)	1,300,000	1,303,111
Svenska Handelsbanken, Inc. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.88% 8/29/24 (c)(d)	1,300,000	1,302,567
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.96% 3/28/24 (c)(d)	1,500,000	1,500,652
Toronto-Dominion Bank yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.670% 5.98% 3/25/24 (c)(d)	1,000,000	1,000,385
6% 10/17/24	1,300,000	1,304,364
6.01% 10/3/24	1,000,000	1,003,127
Wells Fargo Bank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.630% 5.94% 7/18/24 (c)(d)	1,300,000	1,302,219
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.96% 7/5/24 (c)(d)	1,300,000	1,302,146
TOTAL CERTIFICATES OF DEPOSIT (Cost $35,600,000)		35,649,191

Commercial Paper - 7.1%
	Principal Amount (a)	Value ($)
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.390% 5.7% 6/7/24 (c)(d)	1,000,000	1,000,673
yankee 6.01% 4/4/24 (c)(d)	1,000,000	1,000,538
Barclays Bank PLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 6.04% 6/5/24 (b)(c)(d)	1,300,000	1,299,997
Bayer Corp.:
5.9% 8/15/24	1,300,000	1,265,743
5.93% 7/9/24	1,300,000	1,273,191
5.93% 7/24/24	1,500,000	1,465,574
5.94% 9/10/24	1,300,000	1,260,675
BPCE SA yankee 5.66% 7/19/24	1,300,000	1,273,050
DNB Bank ASA yankee 5.64% 5/17/24	1,300,000	1,285,121
HSBC U.S.A., Inc.:
yankee 6.05% 8/14/24	1,300,000	1,266,826
5.9% 11/21/24	1,300,000	1,246,373
ING U.S. Funding LLC:
yankee 5.66% 7/26/24	1,300,000	1,271,762
5.64% 6/18/24	1,600,000	1,573,859
J.P. Morgan Securities, LLC 5.95% 7/12/24 (c)(d)	1,300,000	1,299,996
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.390% 5.7% 6/6/24 (c)(d)	1,000,000	999,970
5.47% 3/1/24	1,000,000	999,853
5.66% 10/11/24	1,300,000	1,257,222
Sumitomo Mitsui Banking Corp. yankee 5.555% 5/16/24	1,300,000	1,285,205
Sumitomo Mitsui Trust Bank Ltd. yankee 5.42% 3/13/24	1,000,000	998,089
Svenska Handelsbanken AB yankee:
5.61% 9/18/24	1,700,000	1,650,324
5.65% 10/1/24	1,000,000	968,974
The Toronto-Dominion Bank yankee 5.47% 3/1/24	1,000,000	999,853
TOTAL COMMERCIAL PAPER (Cost $26,915,298)		26,942,868

Money Market Funds - 17.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $67,664,619)	67,651,089	67,664,619

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $377,833,858)	378,467,885
NET OTHER ASSETS (LIABILITIES) - 0.8%	3,101,990
NET ASSETS - 100.0%	381,569,875

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,498,055 or 14.5% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	56,137,648	98,209,257	86,682,286	1,324,460	-	-	67,664,619	0.1%
Total	56,137,648	98,209,257	86,682,286	1,324,460	-	-	67,664,619

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	176,217,982	-	176,217,982	-

U.S. Government and Government Agency Obligations	45,341,855	-	45,341,855	-

Asset-Backed Securities	26,651,370	-	26,651,370	-

Certificates of Deposit	35,649,191	-	35,649,191	-

Commercial Paper	26,942,868	-	26,942,868	-

Money Market Funds	67,664,619	67,664,619	-	-
Total Investments in Securities:	378,467,885	67,664,619	310,803,266	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $310,169,239)	$310,803,266
Fidelity Central Funds (cost $67,664,619)	67,664,619

Total Investment in Securities (cost $377,833,858)		$378,467,885
Receivable for fund shares sold		830,386
Interest receivable		2,312,829
Distributions receivable from Fidelity Central Funds		275,068
Total assets		381,886,168
Liabilities
Payable for fund shares redeemed	$315,585
Distributions payable	708
Total Liabilities		316,293
Net Assets		$381,569,875
Net Assets consist of:
Paid in capital		$381,068,772
Total accumulated earnings (loss)		501,103
Net Assets		$381,569,875
Net Asset Value, offering price and redemption price per share ($381,569,875 ÷ 38,069,507 shares)		$10.02
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Interest		$8,151,681
Income from Fidelity Central Funds		1,324,460
Total Income		9,476,141
Expenses
Independent trustees' fees and expenses	$550
Proxy	2,765
Total expenses before reductions	3,315
Expense reductions	(970)
Total expenses after reductions		2,345
Net Investment income (loss)		9,473,796
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	176,442
Total net realized gain (loss)		176,442
Change in net unrealized appreciation (depreciation) on investment securities		817,982
Net gain (loss)		994,424
Net increase (decrease) in net assets resulting from operations		$10,468,220
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,473,796	$13,420,783
Net realized gain (loss)	176,442	(238,636)
Change in net unrealized appreciation (depreciation)	817,982	967,873
Net increase (decrease) in net assets resulting from operations	10,468,220	14,150,020
Distributions to shareholders	(9,464,538)	(13,425,063)

Share transactions
Proceeds from sales of shares	94,465,514	157,478,925
Reinvestment of distributions	9,460,202	13,418,011
Cost of shares redeemed	(61,380,882)	(102,689,430)

Net increase (decrease) in net assets resulting from share transactions	42,544,834	68,207,506
Total increase (decrease) in net assets	43,548,516	68,932,463

Net Assets
Beginning of period	338,021,359	269,088,896
End of period	$381,569,875	$338,021,359

Other Information
Shares
Sold	9,433,415	15,784,746
Issued in reinvestment of distributions	944,897	1,344,460
Redeemed	(6,134,684)	(10,297,410)
Net increase (decrease)	4,243,628	6,831,796

Financial Highlights
Fidelity Flex® Conservative Income Bond Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.99	$9.97	$10.03	$10.04	$10.01	$10.02
Income from Investment Operations
Net investment income (loss) A,B	.272	.458	.083	.053	.169	.275
Net realized and unrealized gain (loss)	.030	.015	(.062)	(.006)	.039	.002
Total from investment operations	.302	.473	.021	.047	.208	.277
Distributions from net investment income	(.272)	(.453)	(.080)	(.055)	(.178)	(.287)
Distributions from net realized gain	-	-	(.001)	(.002)	-	-
Total distributions	(.272)	(.453)	(.081)	(.057)	(.178)	(.287)
Net asset value, end of period	$10.02	$9.99	$9.97	$10.03	$10.04	$10.01
Total Return C,D	3.06%	4.84%	.22%	.47%	2.10%	2.80%
Ratios to Average Net Assets B,E,F
Expenses before reductions	-% G,H,I	.02%	-% G	-% G	-% G	-% G
Expenses net of fee waivers, if any G	-% H,I	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H,I	-%	-%	-%	-%	-%
Net investment income (loss)	5.47% H,I	4.60%	.83%	.53%	1.69%	2.76%
Supplemental Data
Net assets, end of period (000 omitted)	$381,570	$338,021	$269,089	$212,866	$123,307	$75,592
Portfolio turnover rate J	58% H	55%	60%	40%	44%	12%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount represents less than .005%.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024

1. Organization.
Fidelity Flex Conservative Income Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$804,367
Gross unrealized depreciation	(170,340)
Net unrealized appreciation (depreciation)	$634,027
Tax cost	$377,833,858

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(91,711)
Long-term	(220,697)
Total capital loss carryforward	$(312,408)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Conservative Income Bond Fund	78,911,179	52,259,143
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $970.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024

Fidelity Flex® Conservative Income Bond Fund	-%-D
Actual		$ 1,000	$ 1,030.60	$-E
Hypothetical-B		$ 1,000	$ 1,024.86	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Flex Conservative Income Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Board Approval of Investment Advisory Contracts
Fidelity Flex Conservative Income Bond Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.9887610.105
ZCI-SANN-0424
Fidelity® Intermediate Bond Fund

Semi-Annual Report
February 29, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 29, 2024 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of Fund's net assets)

Futures - 2.9%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 38.9%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
1.65% 2/1/28	4,123	3,628
4.3% 2/15/30	11,310	10,786
NTT Finance Corp.:
1.162% 4/3/26 (b)	4,930	4,542
1.591% 4/3/28 (b)	6,562	5,755
Verizon Communications, Inc.:
2.1% 3/22/28	4,944	4,402
2.355% 3/15/32	7,604	6,165
		35,278
Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.2% 3/15/28	3,155	2,957
4.908% 7/23/25	3,041	2,999
6.15% 11/10/26	10,200	10,289
Discovery Communications LLC 3.625% 5/15/30	1,042	916
Warnermedia Holdings, Inc.:
3.755% 3/15/27	3,063	2,898
4.054% 3/15/29	5,615	5,201
		25,260
Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc. 3.2% 3/15/27	1,601	1,507
T-Mobile U.S.A., Inc.:
2.4% 3/15/29	2,211	1,948
2.625% 4/15/26	5,363	5,075
3.5% 4/15/25	2,650	2,591
		11,121
TOTAL COMMUNICATION SERVICES		71,659
CONSUMER DISCRETIONARY - 3.2%
Automobiles - 1.7%
Daimler Finance North America LLC 4.8% 3/30/28 (b)	7,608	7,551
General Motors Co. 6.125% 10/1/25	3,155	3,181
General Motors Financial Co., Inc.:
1.05% 3/8/24	1,269	1,268
1.25% 1/8/26	3,578	3,316
2.35% 2/26/27	2,587	2,371
4.35% 4/9/25	3,786	3,737
5.4% 4/6/26	8,860	8,864
6% 1/9/28	6,100	6,228
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (b)	7,754	7,220
4.35% 6/8/27 (b)	7,639	7,449
5.7% 9/12/26 (b)	9,700	9,790
		60,975
Household Durables - 0.1%
Toll Brothers Finance Corp.:
4.875% 11/15/25	2,776	2,742
4.875% 3/15/27	1,352	1,329
		4,071
Specialty Retail - 1.1%
Advance Auto Parts, Inc. 5.95% 3/9/28	5,890	5,884
AutoZone, Inc.:
3.625% 4/15/25	341	335
4% 4/15/30	3,155	2,970
6.25% 11/1/28	4,041	4,202
Lowe's Companies, Inc.:
1.7% 9/15/28	3,155	2,741
4.5% 4/15/30	9,316	9,051
O'Reilly Automotive, Inc.:
3.9% 6/1/29	3,155	2,995
4.2% 4/1/30	5,353	5,081
Ross Stores, Inc. 0.875% 4/15/26	5,106	4,670
The Home Depot, Inc. 2.5% 4/15/27	225	210
		38,139
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry, Inc.:
7% 11/27/26	1,248	1,282
7.35% 11/27/28	1,996	2,088
7.7% 11/27/30	8,100	8,589
		11,959
TOTAL CONSUMER DISCRETIONARY		115,144
CONSUMER STAPLES - 2.3%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 3.5% 6/1/30	1,070	990
Molson Coors Beverage Co. 3% 7/15/26	2,839	2,704
		3,694
Consumer Staples Distribution & Retail - 0.3%
7-Eleven, Inc. 0.95% 2/10/26 (b)	1,459	1,345
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)	1,719	1,532
Dollar Tree, Inc. 4% 5/15/25	7,697	7,559
		10,436
Food Products - 0.4%
JBS U.S.A. Lux SA/JBS Food Co./JBS U.S.A. Finance, Inc.:
2.5% 1/15/27	3,631	3,331
3% 2/2/29	3,155	2,766
5.125% 2/1/28	7,571	7,418
JDE Peet's BV 1.375% 1/15/27 (b)	1,001	895
		14,410
Personal Care Products - 0.3%
Kenvue, Inc.:
5% 3/22/30	7,415	7,437
5.05% 3/22/28	4,575	4,604
		12,041
Tobacco - 1.2%
Altria Group, Inc.:
2.35% 5/6/25	634	612
4.8% 2/14/29	964	947
BAT Capital Corp.:
3.222% 8/15/24	1,892	1,870
4.7% 4/2/27	3,990	3,905
BAT International Finance PLC:
1.668% 3/25/26	7,824	7,249
5.931% 2/2/29	7,000	7,149
Imperial Tobacco Finance PLC 3.125% 7/26/24 (b)	5,438	5,380
Philip Morris International, Inc.:
5.125% 11/17/27	10,015	10,032
5.125% 2/13/31	5,374	5,293
		42,437
TOTAL CONSUMER STAPLES		83,018
ENERGY - 2.8%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 2.061% 12/15/26	1,199	1,106
Oil, Gas & Consumable Fuels - 2.8%
Canadian Natural Resources Ltd. 3.9% 2/1/25	2,146	2,111
Cenovus Energy, Inc. 4.25% 4/15/27	6,940	6,722
DCP Midstream Operating LP 5.375% 7/15/25	3,786	3,778
Eastern Gas Transmission & Storage, Inc. 3% 11/15/29	3,470	3,088
Enbridge, Inc. 6% 11/15/28	7,927	8,209
Energy Transfer LP:
2.9% 5/15/25	3,786	3,666
4.2% 4/15/27	5,070	4,918
4.5% 4/15/24	5,133	5,124
4.95% 6/15/28	6,355	6,259
EQT Corp.:
3.9% 10/1/27	1,892	1,793
5.7% 4/1/28	339	341
Equinor ASA 1.75% 1/22/26	696	655
Hess Corp. 4.3% 4/1/27	12,303	12,003
Hess Midstream Operations LP 5.625% 2/15/26 (b)	5,241	5,167
MPLX LP:
1.75% 3/1/26	3,091	2,884
4% 2/15/25	316	311
4% 3/15/28	3,155	3,025
Occidental Petroleum Corp. 2.9% 8/15/24	3,875	3,818
Petroleos Mexicanos:
6.5% 3/13/27	11,500	10,725
6.7% 2/16/32	2,992	2,414
Southeast Supply Header LLC 4.25% 6/15/24 (b)	2,009	1,965
The Williams Companies, Inc.:
4.3% 3/4/24	1,571	1,571
4.55% 6/24/24	1,607	1,600
5.4% 3/2/26	1,253	1,256
Western Gas Partners LP 6.35% 1/15/29	4,000	4,129
		97,532
TOTAL ENERGY		98,638
FINANCIALS - 20.4%
Banks - 11.2%
Bank of America Corp.:
1.197% 10/24/26 (c)	11,041	10,287
1.319% 6/19/26 (c)	3,596	3,404
2.496% 2/13/31 (c)	3,155	2,690
2.551% 2/4/28 (c)	4,110	3,804
3.384% 4/2/26 (c)	5,584	5,450
3.97% 3/5/29 (c)	8,155	7,756
3.974% 2/7/30 (c)	4,290	4,033
4.25% 10/22/26	3,730	3,650
4.271% 7/23/29 (c)	7,208	6,925
4.376% 4/27/28 (c)	5,400	5,250
4.45% 3/3/26	2,199	2,164
4.948% 7/22/28 (c)	5,489	5,434
Bank of Nova Scotia 4.5% 12/16/25	4,038	3,969
Barclays PLC:
2.279% 11/24/27 (c)	8,259	7,548
2.852% 5/7/26 (c)	6,216	6,009
3.932% 5/7/25 (c)	5,916	5,893
5.304% 8/9/26 (c)	2,635	2,618
5.829% 5/9/27 (c)	5,000	5,013
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(d)	3,654	3,379
2.219% 6/9/26 (b)(c)	2,279	2,182
Capital One NA 2.28% 1/28/26 (c)	3,728	3,606
Citigroup, Inc.:
1.462% 6/9/27 (c)	5,874	5,380
2.666% 1/29/31 (c)	5,530	4,744
3.07% 2/24/28 (c)	5,682	5,322
3.106% 4/8/26 (c)	3,533	3,439
4.075% 4/23/29 (c)	5,190	4,953
4.6% 3/9/26	2,099	2,065
Credit Agricole SA 6.251% 1/10/35 (b)(c)	10,500	10,492
DNB Bank ASA:
1.535% 5/25/27 (b)(c)	2,813	2,581
1.605% 3/30/28 (b)(c)	6,094	5,425
HSBC Holdings PLC:
0.976% 5/24/25 (c)	1,638	1,619
1.645% 4/18/26 (c)	7,888	7,528
2.251% 11/22/27 (c)	9,350	8,565
2.999% 3/10/26 (c)	5,241	5,094
4.292% 9/12/26 (c)	3,276	3,211
5.21% 8/11/28 (c)	9,616	9,523
Huntington Bancshares, Inc. 4.443% 8/4/28 (c)	3,163	3,038
ING Groep NV 1.726% 4/1/27 (c)	2,376	2,199
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	3,236	3,206
JPMorgan Chase & Co.:
1.045% 11/19/26 (c)	3,684	3,425
1.47% 9/22/27 (c)	6,240	5,670
1.764% 11/19/31 (c)	4,010	3,229
2.069% 6/1/29 (c)	8,532	7,517
2.083% 4/22/26 (c)	4,480	4,310
2.522% 4/22/31 (c)	6,955	5,951
2.947% 2/24/28 (c)	11,415	10,693
2.956% 5/13/31 (c)	4,445	3,861
3.875% 9/10/24	3,261	3,231
4.125% 12/15/26	3,199	3,123
4.25% 10/1/27	2,524	2,473
Lloyds Banking Group PLC:
5.462% 1/5/28 (c)	10,500	10,455
5.985% 8/7/27 (c)	3,450	3,474
Mitsubishi UFJ Financial Group, Inc.:
1.64% 10/13/27 (c)	7,703	7,023
2.193% 2/25/25	4,678	4,531
4.05% 9/11/28	3,155	3,058
5.017% 7/20/28 (c)	8,580	8,524
Mizuho Financial Group, Inc.:
1.234% 5/22/27 (c)	6,310	5,766
1.554% 7/9/27 (c)	6,800	6,238
4.254% 9/11/29 (c)	1,965	1,883
NatWest Group PLC:
1.642% 6/14/27 (c)	2,293	2,095
3.073% 5/22/28 (c)	2,293	2,128
5.847% 3/2/27 (c)	5,364	5,386
Rabobank Nederland 1.98% 12/15/27 (b)(c)	2,686	2,437
Royal Bank of Canada 2.3% 11/3/31	6,190	5,068
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	5,673	5,130
Societe Generale:
1.792% 6/9/27 (b)(c)	4,104	3,738
4.25% 4/14/25 (b)	1,994	1,951
4.677% 6/15/27 (b)	5,569	5,481
4.75% 11/24/25 (b)	4,777	4,678
5.634% 1/19/30 (b)(c)	10,410	10,258
Sumitomo Mitsui Financial Group, Inc. 1.402% 9/17/26	5,765	5,253
The Toronto-Dominion Bank 2.8% 3/10/27	4,805	4,507
Truist Financial Corp. 4.26% 7/28/26 (c)	5,546	5,433
Wells Fargo & Co.:
2.164% 2/11/26 (c)	5,369	5,193
3.526% 3/24/28 (c)	6,680	6,333
4.3% 7/22/27	6,170	5,989
5.574% 7/25/29 (c)	10,500	10,569
6.303% 10/23/29 (c)	8,500	8,810
Westpac Banking Corp.:
U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (c)(d)	4,101	4,020
4.11% 7/24/34 (c)	1,134	1,036
		399,376
Capital Markets - 4.4%
Ares Capital Corp. 3.25% 7/15/25	8,667	8,325
Athene Global Funding:
1.73% 10/2/26 (b)	4,287	3,857
2.646% 10/4/31 (b)	6,246	5,035
5.583% 1/9/29 (b)	2,486	2,477
Blackstone Private Credit Fund 4.7% 3/24/25	9,745	9,594
Deutsche Bank AG 4.5% 4/1/25	4,541	4,454
Deutsche Bank AG New York Branch:
1.447% 4/1/25 (c)	3,868	3,853
2.129% 11/24/26 (c)	6,196	5,807
2.311% 11/16/27 (c)	4,598	4,177
5.706% 2/8/28 (c)	8,800	8,739
7.146% 7/13/27 (c)	2,700	2,773
Goldman Sachs Group, Inc.:
1.093% 12/9/26 (c)	5,874	5,441
1.542% 9/10/27 (c)	5,971	5,435
3.615% 3/15/28 (c)	2,500	2,384
3.8% 3/15/30	4,330	4,026
4.482% 8/23/28 (c)	3,334	3,251
Moody's Corp.:
3.25% 1/15/28	4,416	4,156
3.75% 3/24/25	2,509	2,466
Morgan Stanley:
0.79% 5/30/25 (c)	1,577	1,555
1.512% 7/20/27 (c)	5,874	5,374
2.188% 4/28/26 (c)	3,470	3,339
2.475% 1/21/28 (c)	5,778	5,345
3.772% 1/24/29 (c)	5,000	4,728
3.875% 1/27/26	2,903	2,831
4.21% 4/20/28 (c)	12,636	12,230
5.449% 7/20/29 (c)	7,193	7,220
6.407% 11/1/29 (c)	8,500	8,873
S&P Global, Inc. 2.45% 3/1/27	4,416	4,117
State Street Corp. 2.901% 3/30/26 (c)	192	187
UBS Group AG:
1.305% 2/2/27 (b)(c)	5,890	5,415
2.593% 9/11/25 (b)(c)	3,276	3,220
4.55% 4/17/26	3,276	3,219
6.373% 7/15/26 (b)(c)	4,455	4,486
		158,389
Consumer Finance - 2.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.75% 1/30/26	3,495	3,247
2.45% 10/29/26	1,390	1,282
3% 10/29/28	1,456	1,308
5.1% 1/19/29	4,311	4,238
5.75% 6/6/28	7,897	7,954
6.1% 1/15/27	5,500	5,569
6.5% 7/15/25	1,093	1,103
Ally Financial, Inc.:
2.2% 11/2/28	4,756	4,044
4.625% 3/30/25	1,892	1,871
4.75% 6/9/27	6,877	6,680
5.125% 9/30/24	6,184	6,157
5.75% 11/20/25	1,287	1,281
Capital One Financial Corp.:
1.878% 11/2/27 (c)	10,852	9,850
2.359% 7/29/32 (c)	6,310	4,770
2.636% 3/3/26 (c)	3,155	3,060
3.2% 2/5/25	2,208	2,159
4.985% 7/24/26 (c)	2,403	2,381
Discover Financial Services 4.5% 1/30/26	1,532	1,508
Ford Motor Credit Co. LLC:
2.3% 2/10/25	2,621	2,535
3.375% 11/13/25	8,189	7,857
6.95% 6/10/26	7,500	7,649
Synchrony Financial:
4.25% 8/15/24	3,155	3,126
4.375% 3/19/24	4,232	4,229
		93,858
Financial Services - 1.0%
Brixmor Operating Partnership LP:
3.85% 2/1/25	1,848	1,813
4.125% 6/15/26	849	818
Corebridge Financial, Inc.:
3.65% 4/5/27	1,748	1,659
3.85% 4/5/29	6,197	5,747
3.9% 4/5/32	1,306	1,149
Equitable Holdings, Inc. 4.35% 4/20/28	11,714	11,279
Jackson Financial, Inc.:
3.125% 11/23/31	642	531
5.17% 6/8/27	1,211	1,203
5.67% 6/8/32	4,044	4,030
Nationwide Building Society 6.557% 10/18/27 (b)(c)	6,900	7,063
		35,292
Insurance - 1.2%
AFLAC, Inc. 3.6% 4/1/30	708	656
AIA Group Ltd.:
3.375% 4/7/30 (b)	2,279	2,083
3.9% 4/6/28 (b)	5,569	5,361
Aon PLC 3.875% 12/15/25	3,921	3,823
Equitable Financial Life Global Funding:
1.3% 7/12/26 (b)	3,155	2,855
1.4% 8/27/27 (b)	3,155	2,730
1.7% 11/12/26 (b)	4,021	3,635
Five Corners Funding Trust II 2.85% 5/15/30 (b)	2,963	2,568
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	1,526	1,525
MassMutual Global Funding II 4.85% 1/17/29 (b)	10,400	10,292
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	2,715	2,466
Willis Group North America, Inc. 4.5% 9/15/28	3,470	3,349
		41,343
TOTAL FINANCIALS		728,258
HEALTH CARE - 1.4%
Biotechnology - 0.1%
Amgen, Inc.:
5.15% 3/2/28	1,367	1,370
5.25% 3/2/30	1,247	1,256
		2,626
Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp. 2.75% 9/23/26 (b)	2,685	2,520
Health Care Providers & Services - 0.8%
Centene Corp.:
2.45% 7/15/28	2,641	2,328
4.25% 12/15/27	3,155	3,001
Cigna Group 3.4% 3/1/27	2,839	2,703
HCA Holdings, Inc.:
3.125% 3/15/27	8,266	7,767
3.5% 9/1/30	1,577	1,409
5.625% 9/1/28	3,155	3,179
5.875% 2/1/29	1,739	1,770
Humana, Inc.:
1.35% 2/3/27	3,786	3,395
3.7% 3/23/29	1,002	937
Sabra Health Care LP:
3.2% 12/1/31	2,504	2,030
3.9% 10/15/29	852	757
		29,276
Pharmaceuticals - 0.4%
Bristol-Myers Squibb Co.:
4.9% 2/22/29	4,417	4,407
5.1% 2/22/31	3,569	3,584
GSK Consumer Healthcare Capital U.S. LLC 3.375% 3/24/27	7,000	6,649
Mylan NV 4.55% 4/15/28	965	930
Viatris, Inc.:
1.65% 6/22/25	279	265
2.7% 6/22/30	968	815
		16,650
TOTAL HEALTH CARE		51,072
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.8%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	1,364	1,348
BAE Systems PLC 3.4% 4/15/30 (b)	1,006	911
RTX Corp.:
5.75% 1/15/29	1,653	1,702
6% 3/15/31	7,900	8,228
The Boeing Co.:
2.7% 2/1/27	3,155	2,938
5.04% 5/1/27	5,804	5,749
5.15% 5/1/30	7,620	7,492
		28,368
Building Products - 0.2%
Carrier Global Corp. 2.493% 2/15/27	6,047	5,616
Machinery - 0.2%
Daimler Trucks Finance North America LLC 2% 12/14/26 (b)	4,559	4,182
Otis Worldwide Corp. 2.056% 4/5/25	3,274	3,155
		7,337
Passenger Airlines - 0.3%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	2,345	2,158
Delta Air Lines, Inc. 2.9% 10/28/24	3,470	3,400
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	1,583	1,466
United Airlines, Inc. equipment trust certificate 4.6% 9/1/27	1,805	1,743
		8,767
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
0.8% 8/18/24	2,601	2,540
2.2% 1/15/27	2,431	2,229
		4,769
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)	4,492	4,360
3.25% 2/15/27 (b)	1,761	1,627
3.95% 7/1/24 (b)	1,922	1,908
4.375% 5/1/26 (b)	645	622
5.5% 1/15/26 (b)	1,159	1,147
6.375% 5/4/28 (b)	2,418	2,454
		12,118
TOTAL INDUSTRIALS		66,975
INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment, Instruments & Components - 0.0%
Dell International LLC/EMC Corp. 5.25% 2/1/28	1,935	1,949
Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc. 1.95% 2/15/28 (b)	3,155	2,801
Micron Technology, Inc. 4.185% 2/15/27	5,395	5,245
		8,046
Software - 0.4%
Oracle Corp. 1.65% 3/25/26	1,969	1,829
Roper Technologies, Inc.:
1.4% 9/15/27	3,155	2,790
2% 6/30/30	3,615	3,009
VMware, Inc.:
1% 8/15/24	3,856	3,773
1.4% 8/15/26	1,693	1,539
		12,940
TOTAL INFORMATION TECHNOLOGY		22,935
MATERIALS - 0.2%
Chemicals - 0.2%
International Flavors & Fragrances, Inc.:
1.23% 10/1/25 (b)	631	588
1.832% 10/15/27 (b)	3,155	2,773
LYB International Finance III LLC 1.25% 10/1/25	3,039	2,840
		6,201
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
American Homes 4 Rent LP 3.625% 4/15/32	1,201	1,048
Boston Properties, Inc. 3.2% 1/15/25	1,892	1,850
Corporate Office Properties LP 2% 1/15/29	2,288	1,895
Hudson Pacific Properties LP 4.65% 4/1/29	4,013	3,342
Kite Realty Group Trust 4% 3/15/25	1,514	1,481
LXP Industrial Trust (REIT) 4.4% 6/15/24	751	746
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	701	694
4.5% 4/1/27	8,075	7,765
4.95% 4/1/24	696	695
5.25% 1/15/26	5,148	5,102
Piedmont Operating Partnership LP 2.75% 4/1/32	475	336
Realty Income Corp. 2.1% 3/15/28	2,984	2,648
SITE Centers Corp.:
3.625% 2/1/25	857	843
4.25% 2/1/26	1,417	1,383
Sun Communities Operating LP 2.3% 11/1/28	540	469
Ventas Realty LP:
2.65% 1/15/25	2,514	2,444
3% 1/15/30	1,315	1,148
3.5% 4/15/24	1,501	1,497
4% 3/1/28	737	701
VICI Properties LP 5.125% 5/15/32	556	522
Vornado Realty LP 2.15% 6/1/26	590	529
Welltower OP LLC 3.625% 3/15/24	1,611	1,610
WP Carey, Inc.:
3.85% 7/15/29	400	370
4.6% 4/1/24	3,264	3,259
		42,377
Real Estate Management & Development - 0.0%
Brandywine Operating Partnership LP 4.1% 10/1/24	238	235
TOTAL REAL ESTATE		42,612
UTILITIES - 2.9%
Electric Utilities - 1.6%
Cleco Corporate Holdings LLC 3.743% 5/1/26	3,786	3,637
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (b)	5,961	5,551
Duke Energy Corp. 4.5% 8/15/32	9,500	8,918
Duquesne Light Holdings, Inc. 2.775% 1/7/32 (b)	7,007	5,681
Exelon Corp.:
2.75% 3/15/27	491	457
3.35% 3/15/32	5,013	4,370
5.15% 3/15/29	2,001	1,992
FirstEnergy Corp.:
1.6% 1/15/26	365	338
2.05% 3/1/25	2,045	1,970
Georgia Power Co. 4.65% 5/16/28	3,548	3,497
IPALCO Enterprises, Inc. 3.7% 9/1/24	773	764
Southern Co.:
5.113% 8/1/27 (e)	3,155	3,147
5.2% 6/15/33	3,560	3,504
5.5% 3/15/29	3,579	3,630
Virginia Electric & Power Co. 2.4% 3/30/32	3,155	2,604
Vistra Operations Co. LLC 5% 7/31/27 (b)	6,060	5,809
		55,869
Independent Power and Renewable Electricity Producers - 0.5%
The AES Corp.:
1.375% 1/15/26	6,940	6,411
2.45% 1/15/31	2,693	2,197
3.3% 7/15/25 (b)	3,832	3,695
3.95% 7/15/30 (b)	4,133	3,755
		16,058
Multi-Utilities - 0.8%
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	3,786	3,546
3.7% 7/15/30	295	272
NiSource, Inc.:
0.95% 8/15/25	1,517	1,423
2.95% 9/1/29	3,786	3,402
5.25% 3/30/28	4,191	4,209
Public Service Enterprise Group, Inc. 2.45% 11/15/31	12,500	10,176
Puget Energy, Inc.:
3.65% 5/15/25	1,892	1,843
4.224% 3/15/32	3,155	2,823
WEC Energy Group, Inc. CME Term SOFR 3 Month Index + 2.110% 7.6811% 5/15/67 (c)(d)	2,134	2,033
		29,727
TOTAL UTILITIES		101,654
TOTAL NONCONVERTIBLE BONDS (Cost $1,434,415)		1,388,166

U.S. Treasury Obligations - 46.9%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Notes:
2.625% 7/31/29	46,518	42,842
2.75% 8/15/32	186,967	166,923
3.125% 11/15/28 (f)	103,974	98,848
3.125% 8/31/29	80,736	76,195
3.25% 6/30/29	48,588	46,219
3.375% 5/15/33	28,378	26,473
3.5% 1/31/30	11,428	10,964
3.5% 2/15/33	59,782	56,394
3.625% 3/31/28	13,051	12,710
3.625% 3/31/30	64,183	61,936
3.75% 5/31/30	84,750	82,284
3.875% 12/31/29	51,311	50,247
3.875% 8/15/33	51,003	49,481
4% 1/15/27	31,621	31,251
4% 2/15/27	33,000	32,729
4% 10/31/29	86,863	85,625
4% 1/31/31	45,263	44,528
4% 2/15/34	27,000	26,473
4.125% 6/15/26	116,237	115,157
4.125% 9/30/27	39,854	39,532
4.125% 8/31/30	121,542	120,445
4.125% 11/15/32	9,586	9,484
4.375% 8/15/26	27,818	27,726
4.375% 12/15/26	21,530	21,486
4.375% 11/30/30	46,541	46,788
4.5% 11/15/33	41,173	41,951
4.625% 9/15/26	131,900	132,266
4.625% 10/15/26	32,855	32,962
4.625% 11/15/26	51,854	52,049
4.875% 10/31/28	10,960	11,228
4.875% 10/31/30	19,158	19,805
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,720,643)		1,673,001

U.S. Government Agency - Mortgage Securities - 0.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 0.4%
2.5% 10/1/31 to 1/1/33	2,149	1,992
3% 11/1/32 to 12/1/32	7,545	7,137
3.5% 9/1/34 to 10/1/34	2,692	2,568
4.5% 3/1/39 to 8/1/39	664	648
5.5% 11/1/34 to 6/1/36	587	596
6.5% 7/1/32 to 8/1/36	352	363
7% 8/1/25 to 7/1/28	1	1
7.5% 11/1/24 to 8/1/29	7	7
TOTAL FANNIE MAE		13,312
Freddie Mac - 0.0%
5.5% 3/1/34 to 7/1/35	999	1,016
7.5% 7/1/27 to 9/1/31	2	2
TOTAL FREDDIE MAC		1,018
Ginnie Mae - 0.0%
7% to 7% 1/15/28 to 11/15/32	320	329
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $15,724)		14,659

Asset-Backed Securities - 8.0%
	Principal Amount (a) (000s)	Value ($) (000s)
AASET Trust:
Series 2019-1 Class A, 3.844% 5/15/39 (b)	210	168
Series 2019-2 Class A, 3.376% 10/16/39 (b)	1,151	1,039
Series 2021-1A Class A, 2.95% 11/16/41 (b)	2,699	2,436
Series 2021-2A Class A, 2.798% 1/15/47 (b)	3,253	2,830
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (b)	382	341
Ares LII CLO Ltd. Series 2021-52A Class A1R, CME Term SOFR 3 Month Index + 1.310% 6.6294% 4/22/31 (b)(c)(d)	5,438	5,445
Ares XXXIV CLO Ltd. Series 2024-2A Class AR3, CME Term SOFR 3 Month Index + 1.320% 1.32% 4/17/33 (b)(c)(d)	15,541	15,541
Bank of America Credit Card Master Trust:
Series 2023-A1 Class A1, 4.79% 5/15/28	2,593	2,584
Series 2023-A2 Class A2, 4.98% 11/15/28	4,812	4,823
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, CME Term SOFR 1 Month Index + 1.230% 6.5604% 2/25/35 (c)(d)	237	235
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	2,468	2,172
BMW Vehicle Owner Trust Series 2023-A Class A3, 5.47% 2/25/28	975	980
Castlelake Aircraft Securitization Trust:
Series 2019-1A Class A, 3.967% 4/15/39 (b)	1,683	1,515
Series 2021-1R Class A, 2.741% 8/15/41 (b)	1,715	1,582
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/46 (b)	3,424	3,219
Cedar Funding Ltd. Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6756% 7/15/33 (b)(c)(d)	6,373	6,378
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 6.5512% 7/27/30 (b)(c)(d)	4,906	4,908
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	773	755
Chase Issuance Trust:
Series 2023-A1 Class A, 5.16% 9/15/28	9,348	9,400
Series 2023-A2 Class A, 5.08% 9/15/30	8,477	8,574
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/30	10,727	10,325
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/51 (b)	7,339	6,682
Dllaa 2023-1A Series 2023-1A Class A3, 5.64% 2/22/28 (b)	529	534
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (b)	4,670	4,546
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6756% 4/15/31 (b)(c)(d)	5,454	5,456
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	2,053	2,084
Ford Credit Auto Owner Trust:
Series 2023-2 Class A, 5.28% 2/15/36 (b)	7,988	8,065
Series 2024-1 Class A, 4.87% 8/15/36 (b)	7,176	7,142
Ford Credit Auto Owner Trust 2 Series 2023-1 Class A, 4.85% 8/15/35 (b)	11,603	11,537
Ford Credit Floorplan Master Owner Trust:
Series 2018-4 Class A, 4.06% 11/15/30	1,005	966
Series 2023-1 Class A1, 4.92% 5/15/28 (b)	4,184	4,165
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	1,115	1,122
Gm Financial Revolving Receiva:
Series 2023-1 Class A, 5.12% 4/11/35 (b)	7,253	7,321
Series 2023-2 Class A, 5.77% 8/11/36 (b)	7,074	7,297
GMF Floorplan Owner Revolving Trust Series 2023-1:
Class A1, 5.34% 6/15/28 (b)	5,924	5,946
Class B, 5.73% 6/15/28 (b)	4,517	4,510
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	641	573
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/28	1,125	1,131
Madison Park Funding XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.230% 6.5512% 7/27/31 (b)(c)(d)	4,513	4,512
Madison Park Funding XXVI Ltd. Series 2017-26A Class AR, CME Term SOFR 3 Month Index + 1.460% 6.7812% 7/29/30 (b)(c)(d)	3,309	3,314
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, CME Term SOFR 3 Month Index + 1.260% 6.5794% 1/22/31 (b)(c)(d)	7,635	7,642
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)	198	191
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (b)	94	94
Morgan Stanley ABS Capital I Trust Series 2004-HE7 Class B3, CME Term SOFR 1 Month Index + 5.360% 10.6854% 8/25/34 (c)(d)(g)	96	124
Niagara Park CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.260% 6.5781% 7/17/32 (b)(c)(d)	6,158	6,173
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, CME Term SOFR 3 Month Index + 1.060% 6.3807% 5/20/29 (b)(c)(d)	1,858	1,858
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.6804% 1/25/36 (c)(d)	72	70
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	2,788	2,691
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	1,913	1,906
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (b)	2,595	2,295
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	1,805	1,764
1.631% 5/15/51 (b)	9,464	8,495
1.884% 7/15/50 (b)	703	655
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/46 (b)	1,322	1,147
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6356% 7/15/32 (b)(c)(d)	4,706	4,709
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.5956% 1/15/34 (b)(c)(d)	6,534	6,540
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.220% 6.5407% 11/18/30 (b)(c)(d)	3,639	3,645
TCI-Symphony CLO Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.190% 6.5056% 7/15/30 (b)(c)(d)	6,141	6,147
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.2954% 9/25/34 (c)(d)	72	72
Thunderbolt Aircraft Lease Ltd. Series 2017-A Class A, 4.212% 5/17/32 (b)	788	733
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	1,954	1,666
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, CME Term SOFR 3 Month Index + 0.820% 6.1509% 4/6/42 (b)(c)(d)	1,143	809
Upstart Securitization Trust:
Series 2021-5 Class A, 1.31% 11/20/31 (b)	251	250
Series 2022-1 Class A, 3.12% 3/20/32 (b)	1,475	1,462
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 5.2891% 12/26/50 (b)	335	333
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	2,008	1,984
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	3,157	3,037
Verizon Master Trust:
Series 2021-1 Class B, 0.69% 5/20/27	6,025	5,959
Series 2023-4 Class A1A, 5.16% 6/20/29	6,694	6,707
Series 2023-7 Class A1A, 5.67% 11/20/29	10,000	10,178
Series 2024-2 Class A, 4.83% 12/22/31 (b)	7,262	7,248
Volkswagen Auto Loan Enhanced:
Series 2023-1 Class A3, 5.02% 6/20/28	3,045	3,039
Series 2023-2 Class A3, 5.48% 12/20/28	5,281	5,340
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	6,255	6,311
TOTAL ASSET-BACKED SECURITIES (Cost $286,250)		283,427

Collateralized Mortgage Obligations - 1.7%
	Principal Amount (a) (000s)	Value ($) (000s)
Private Sponsor - 1.7%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	11,354	11,062
Series 2021-C Class A, 2.115% 1/25/61 (b)	1,135	1,083
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	3,493	2,952
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	1,835	1,658
BRAVO Residential Funding Trust sequential payer:
Series 2020-RPL2 Class A1, 2% 5/25/59 (b)	1,617	1,457
Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)	7,214	6,406
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	764	712
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	719	710
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	1,077	1,043
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	3,334	3,279
Csmc 2021-Rpl9 Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	5,785	5,546
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (b)	473	412
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	2,315	2,251
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	1,805	1,568
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(c)	4,060	3,868
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	696	643
Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	641	584
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	1,370	1,274
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	93	83
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	306	292
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(c)	3,327	3,227
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	3,664	3,587
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	552	493
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	779	696
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (b)	2,734	2,648
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	766	742
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	560	547
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, CME Term SOFR 6 Month Index + 1.300% 6.5595% 7/20/34 (c)(d)	1	1
TOTAL PRIVATE SPONSOR		58,824
U.S. Government Agency - 0.0%
Fannie Mae Series 2013-16 Class GP, 3% 3/25/33	674	650
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	157	153
TOTAL U.S. GOVERNMENT AGENCY		803
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $62,868)		59,627

Commercial Mortgage Securities - 3.2%
	Principal Amount (a) (000s)	Value ($) (000s)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 6.468% 1/15/39 (b)(c)(d)	1,605	1,584
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,164	1,075
BANK:
sequential payer Series 2018-BN15 Class ASB, 4.285% 11/15/61	2,292	2,253
Series 2021-BN33 Class XA, 1.0526% 5/15/64 (c)(h)	12,390	627
Barclays Commercial Mortgage Securities LLC sequential payer Series 2019-C5 Class ASB, 2.99% 11/15/52	3,470	3,289
BCP Trust floater Series 2021-330N Class A, CME Term SOFR 1 Month Index + 0.910% 6.2315% 6/15/38 (b)(c)(d)	7,697	7,255
Benchmark Mortgage Trust:
Series 2018-B7 Class A2, 4.377% 5/15/53	1,696	1,668
Series 2019-B12 Class XA, 1.0242% 8/15/52 (c)(h)	15,983	532
Series 2019-B14 Class XA, 0.7701% 12/15/62 (c)(h)	16,117	408
Series 2020-B17 Class XA, 1.4137% 3/15/53 (c)(h)	30,849	1,487
Series 2020-B19 Class XA, 1.7643% 9/15/53 (c)(h)	21,125	1,332
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.1825% 9/15/26 (b)(c)(d)	3,041	2,935
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.6422% 3/15/41 (b)(c)(d)	1,522	1,521
BX Commercial Mortgage Trust:
floater:
Series 2021-ACNT Class A, CME Term SOFR 1 Month Index + 0.960% 6.2825% 11/15/38 (b)(c)(d)	2,901	2,882
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0684% 10/15/26 (b)(c)(d)	2,587	2,557
Series 2021-PAC Class A, CME Term SOFR 1 Month Index + 0.800% 6.1216% 10/15/36 (b)(c)(d)	5,672	5,614
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.0848% 5/1/38 (b)(c)(d)	1,783	1,765
Series 2023-XL3 Class A, CME Term SOFR 1 Month Index + 1.760% 7.0791% 12/9/40 (b)(c)(d)	2,217	2,232
floater sequential payer Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3643% 4/15/34 (b)(c)(d)	1,411	1,407
BX Commerical Mortgage Trust floater sequential payer Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1025% 6/15/38 (b)(c)(d)	2,355	2,333
BX Trust:
floater Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4826% 8/15/39 (b)(c)(d)	1,614	1,619
floater sequential payer Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 1/15/34 (b)(c)(d)	770	764
CD Mortgage Trust sequential payer Series 2017-CD5 Class AAB, 3.22% 8/15/50	1,077	1,039
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	3,980	3,701
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	2,861	2,567
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, CME Term SOFR 1 Month Index + 1.060% 6.3825% 11/15/36 (b)(c)(d)	870	860
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC23 Class A3, 3.356% 7/10/47	1,688	1,675
Series 2016-GC37 Class AAB, 3.098% 4/10/49	264	257
Credit Suisse Mortgage Trust sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	936	867
CSAIL Commercial Mortgage Trust sequential payer:
Series 19-C15 Class A2, 3.4505% 3/15/52	26	26
Series 2020-C19 Class ASB, 2.5501% 3/15/53	11,986	11,098
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 6.1335% 11/15/38 (b)(c)(d)	3,944	3,904
Extended Stay America Trust floater Series 2021-ESH Class A, CME Term SOFR 1 Month Index + 1.190% 6.5125% 7/15/38 (b)(c)(d)	1,194	1,192
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, CME Term SOFR 1 Month Index + 1.060% 6.3825% 10/15/36 (b)(c)(d)	1,714	1,689
sequential payer Series 2016-GC34 Class AAB, 3.278% 10/10/48	279	274
Series 2011-GC5 Class A/S, 5.1526% 8/10/44 (b)(c)	2,452	2,377
Series 2013-GC13 Class A/S, 3.8369% 7/10/46 (b)(c)	4,493	4,273
Series 2015-GC30 Class A/S, 3.777% 5/10/50	519	500
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class A4, 3.8012% 9/15/47	1,563	1,543
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, CME Term SOFR 1 Month Index + 1.610% 6.9325% 9/15/29 (b)(c)(d)	1,117	1,050
Series 2013-LC11 Class A/S, 3.216% 4/15/46	181	166
Series 2018-AON Class D, 4.6132% 7/5/31 (b)(c)	3,378	2,002
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (b)	2,058	1,860
LIFE Mortgage Trust floater Series 2021-BMR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 3/15/38 (b)(c)(d)	2,260	2,236
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 7/15/38 (b)(c)(d)	1,380	1,368
Morgan Stanley BAML Trust Series 2014-C17 Class ASB, 3.477% 8/15/47	25	25
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	2,448	2,299
Series 2021-L6 Class XA, 1.2063% 6/15/54 (c)(h)	4,345	232
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.4067% 10/15/28 (b)(c)(d)	1,843	1,850
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9165% 10/15/36 (b)(c)(d)	4,108	4,046
SREIT Trust floater Series 2021-MFP Class A, CME Term SOFR 1 Month Index + 0.840% 6.1629% 11/15/38 (b)(c)(d)	2,640	2,628
UBS Commercial Mortgage Trust:
sequential payer Series 2018-C8 Class ASB, 3.903% 2/15/51	2,204	2,139
Series 2017-C7 Class XA, 0.9871% 12/15/50 (c)(h)	47,119	1,410
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	1,920	1,546
Series 2020-LAB Class X, 0.4294% 10/10/42 (b)(c)(h)	57,901	1,339
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2017-C41 Class ASB, 3.39% 11/15/50	229	222
Series 2017-RC1 Class ASB, 3.453% 1/15/60	1,074	1,045
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $120,965)		112,444

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
United Mexican States:
3.25% 4/16/30	2,368	2,099
3.5% 2/12/34	1,965	1,626
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,316)		3,725

Bank Notes - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
First Citizens Bank & Trust Co. 2.969% 9/27/25 (c) (Cost $4,416)	4,416	4,329

Money Market Funds - 0.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (i) (Cost $22,566)	22,561,837	22,566

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $3,672,163)	3,561,944
NET OTHER ASSETS (LIABILITIES) - 0.1%	3,745
NET ASSETS - 100.0%	3,565,689

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	505	Jun 2024	103,399	54	54

The notional amount of futures purchased as a percentage of Net Assets is 2.9%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $577,586,000 or 16.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $746,000.
(g)	Level 3 security
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	28,002	593,383	598,819	636	-	-	22,566	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	10,752	123,973	134,725	5	-	-	-	0.0%
Total	38,754	717,356	733,544	641	-	-	22,566

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	1,388,166	-	1,388,166	-

U.S. Government and Government Agency Obligations	1,673,001	-	1,673,001	-

U.S. Government Agency - Mortgage Securities	14,659	-	14,659	-

Asset-Backed Securities	283,427	-	283,303	124

Collateralized Mortgage Obligations	59,627	-	59,627	-

Commercial Mortgage Securities	112,444	-	112,444	-

Foreign Government and Government Agency Obligations	3,725	-	3,725	-

Bank Notes	4,329	-	4,329	-

Money Market Funds	22,566	22,566	-	-
Total Investments in Securities:	3,561,944	22,566	3,539,254	124
Derivative Instruments: Assets
Futures Contracts	54	54	-	-
Total Assets	54	54	-	-
Total Derivative Instruments:	54	54	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	54	0
Total Interest Rate Risk	54	0
Total Value of Derivatives	54	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amount)		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,649,597)	$3,539,378
Fidelity Central Funds (cost $22,566)	22,566

Total Investment in Securities (cost $3,672,163)		$3,561,944
Receivable for investments sold		52,632
Receivable for fund shares sold		3,538
Interest receivable		30,333
Distributions receivable from Fidelity Central Funds		129
Other receivables		9
Total assets		3,648,585
Liabilities
Payable for investments purchased	$77,666
Payable for fund shares redeemed	2,695
Distributions payable	1,195
Accrued management fee	870
Payable for daily variation margin on futures contracts	4
Other affiliated payables	458
Other payables and accrued expenses	8
Total Liabilities		82,896
Net Assets		$3,565,689
Net Assets consist of:
Paid in capital		$3,862,125
Total accumulated earnings (loss)		(296,436)
Net Assets		$3,565,689
Net Asset Value, offering price and redemption price per share ($3,565,689 ÷ 356,834 shares)		$9.99
Statement of Operations
Amounts in thousands		Six months ended February 29, 2024 (Unaudited)
Investment Income
Interest		$61,729
Income from Fidelity Central Funds (including $5 from security lending)		641
Total Income		62,370
Expenses
Management fee	$4,723
Transfer agent fees	1,599
Fund wide operations fee	867
Independent trustees' fees and expenses	5
Total expenses before reductions	7,194
Expense reductions	(1)
Total expenses after reductions		7,193
Net Investment income (loss)		55,177
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(9,941)
Futures contracts	(245)
Total net realized gain (loss)		(10,186)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	51,459
Futures contracts	(334)
Total change in net unrealized appreciation (depreciation)		51,125
Net gain (loss)		40,939
Net increase (decrease) in net assets resulting from operations		$96,116
Statement of Changes in Net Assets

Amount in thousands	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$55,177	$82,372
Net realized gain (loss)	(10,186)	(240,118)
Change in net unrealized appreciation (depreciation)	51,125	118,613
Net increase (decrease) in net assets resulting from operations	96,116	(39,133)
Distributions to shareholders	(54,871)	(79,142)

Share transactions
Proceeds from sales of shares	1,103,963	979,968
Reinvestment of distributions	47,663	67,358
Cost of shares redeemed	(416,400)	(2,685,929)

Net increase (decrease) in net assets resulting from share transactions	735,226	(1,638,603)
Total increase (decrease) in net assets	776,471	(1,756,878)

Net Assets
Beginning of period	2,789,218	4,546,096
End of period	$3,565,689	$2,789,218

Other Information
Shares
Sold	111,987	98,447
Issued in reinvestment of distributions	4,790	6,794
Redeemed	(41,914)	(273,880)
Net increase (decrease)	74,863	(168,639)

Financial Highlights
Fidelity® Intermediate Bond Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.89	$10.09	$11.24	$11.58	$11.16	$10.58
Income from Investment Operations
Net investment income (loss) A,B	.171	.277	.180	.199	.267	.292
Net realized and unrealized gain (loss)	.098	(.205)	(1.134)	(.102)	.413	.560
Total from investment operations	.269	.072	(.954)	.097	.680	.852
Distributions from net investment income	(.169)	(.272)	(.173)	(.196)	(.260)	(.272)
Distributions from net realized gain	-	-	(.023)	(.241)	-	-
Total distributions	(.169)	(.272)	(.196)	(.437)	(.260)	(.272)
Net asset value, end of period	$9.99	$9.89	$10.09	$11.24	$11.58	$11.16
Total Return C,D	2.74%	.74%	(8.57)%	.86%	6.18%	8.18%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.47% G	2.79%	1.69%	1.76%	2.37%	2.72%
Supplemental Data
Net assets, end of period (in millions)	$3,566	$2,789	$4,546	$3,914	$2,958	$2,717
Portfolio turnover rate H	31% G	64% I	80%	102%	99%	34%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Intermediate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2.Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Intermediate Bond Fund	$9

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$21,738
Gross unrealized depreciation	(126,359)
Net unrealized appreciation (depreciation)	$(104,621)
Tax cost	$3,666,619

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(95,052)
Long-term	(81,158)
Total capital loss carryforward	$(176,210)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Intermediate Bond Fund	447,509	103,684

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Intermediate Bond Fund	9,072	(4,639)	89,724
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

During January 2024, the Board approved changes to the management fee effective March 1, 2024. The Fund will pay a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity Intermediate Bond Fund	.05%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Intermediate Bond Fund	153,557	(130,619)	1,495,644

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Intermediate Bond Fund	$-A	$-	$-

A Amount represents less than five hundred dollars.
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024

Fidelity® Intermediate Bond Fund	.45%
Actual		$ 1,000	$ 1,027.40	$ 2.27
Hypothetical-B		$ 1,000	$ 1,022.63	$ 2.26

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Intermediate Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Other Contractual Arrangements. The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Board Approval of Investment Advisory Contracts
Fidelity Intermediate Bond Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure that eliminates the existing group fee schedule and fixes the management fee rate at the sum of the individual fee rate and the lowest marginal contractual group fee rate under the current management contract. The Board noted that shareholders in the affected funds are not currently impacted by changes in the group fee rate due to other existing contractual arrangements such as contractual expense caps or other contracts that fix total fund-level expenses at specific rates. The Board considered that the Management Contract would result in the same or lower fees for the fund.
Sub-Advisory Contracts. In connection with the Management Contract changes, the Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.538685.126
IBF-SANN-0424
Fidelity® U.S. Bond Index Fund

Semi-Annual Report
February 29, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 29, 2024 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 26.4%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
1.65% 2/1/28	8,216	7,229
2.25% 2/1/32	13,533	10,853
2.75% 6/1/31	14,741	12,562
2.95% 7/15/26	6,356	6,043
3.3% 2/1/52	14,016	9,487
3.5% 6/1/41	7,559	5,792
3.5% 9/15/53	25,048	17,216
3.5% 2/1/61	3,800	2,546
3.55% 9/15/55	54,468	37,105
3.65% 6/1/51	11,600	8,300
3.65% 9/15/59	31,190	21,097
3.8% 2/15/27	7,149	6,895
4.35% 6/15/45	5,085	4,254
4.5% 3/9/48	6,502	5,439
4.65% 6/1/44	6,251	5,357
British Telecommunications PLC 9.625% 12/15/30	12,479	15,274
Orange SA 5.5% 2/6/44	2,383	2,375
Sprint Capital Corp. 8.75% 3/15/32	10,000	12,077
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	10,645	10,310
4.895% 3/6/48	3,000	2,577
5.213% 3/8/47	5,203	4,680
5.52% 3/1/49	2,700	2,523
7.045% 6/20/36	2,065	2,274
Verizon Communications, Inc.:
1.5% 9/18/30	3,190	2,561
1.68% 10/30/30	2,665	2,148
2.355% 3/15/32	19,271	15,625
2.55% 3/21/31	41,913	35,325
2.987% 10/30/56	69,319	43,069
3.55% 3/22/51	8,661	6,290
4.125% 3/16/27	5,561	5,407
4.272% 1/15/36	19,285	17,515
4.329% 9/21/28	12,151	11,793
4.4% 11/1/34	2,999	2,789
4.75% 11/1/41	795	732
5.012% 4/15/49	913	882
5.012% 8/21/54	9,975	9,260
		365,661
Entertainment - 0.1%
The Walt Disney Co.:
2% 9/1/29	8,297	7,158
2.65% 1/13/31	12,615	10,972
2.75% 9/1/49	8,288	5,349
3.5% 5/13/40	5,423	4,351
3.6% 1/13/51	5,404	4,105
3.7% 10/15/25	5,561	5,435
3.8% 5/13/60	5,423	4,137
4.7% 3/23/50	3,867	3,540
5.4% 10/1/43	3,078	3,102
6.15% 3/1/37	3,142	3,404
6.15% 2/15/41	8,340	9,002
		60,555
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	5,896	5,547
1.1% 8/15/30	11,696	9,471
1.998% 8/15/26	1,827	1,717
2.05% 8/15/50	11,696	6,908
Baidu, Inc. 3.425% 4/7/30	9,666	8,740
Meta Platforms, Inc.:
3.5% 8/15/27	6,820	6,537
3.85% 8/15/32	7,620	7,058
4.45% 8/15/52	12,000	10,484
4.6% 5/15/28	4,630	4,610
4.65% 8/15/62	1,800	1,595
4.95% 5/15/33	6,700	6,706
5.6% 5/15/53	6,190	6,409
		75,782
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	20,299	16,404
3.5% 6/1/41	26,758	17,714
3.7% 4/1/51	7,027	4,266
4.2% 3/15/28	8,737	8,190
4.4% 4/1/33	5,700	4,983
4.908% 7/23/25	6,338	6,250
5.05% 3/30/29	4,833	4,624
5.125% 7/1/49	9,816	7,456
5.375% 5/1/47	4,534	3,580
5.75% 4/1/48	4,154	3,458
6.384% 10/23/35	10,684	10,343
6.484% 10/23/45	3,725	3,403
Comcast Corp.:
1.5% 2/15/31	11,310	9,021
1.95% 1/15/31	2,030	1,668
2.35% 1/15/27	18,905	17,625
2.45% 8/15/52	11,310	6,481
2.65% 2/1/30	6,264	5,508
2.8% 1/15/51	6,476	4,048
2.887% 11/1/51	15,309	9,693
2.937% 11/1/56	57,662	35,481
3.15% 3/1/26	3,972	3,833
3.3% 2/1/27	9,461	9,065
3.375% 8/15/25	10,882	10,628
3.4% 4/1/30	5,800	5,307
3.45% 2/1/50	5,896	4,234
3.7% 4/15/24	8,238	8,219
3.75% 4/1/40	4,644	3,801
3.969% 11/1/47	4,131	3,272
4% 3/1/48	9,532	7,557
4.15% 10/15/28	14,973	14,525
4.4% 8/15/35	7,700	7,154
Discovery Communications LLC:
3.625% 5/15/30	9,512	8,361
4% 9/15/55	9,083	6,012
4.65% 5/15/50	9,512	7,213
5.2% 9/20/47	6,673	5,426
Fox Corp.:
4.709% 1/25/29	8,245	8,045
5.476% 1/25/39	3,027	2,828
5.576% 1/25/49	7,398	6,767
Paramount Global:
3.375% 2/15/28	8,381	7,386
4.2% 6/1/29	7,143	6,288
4.375% 3/15/43	2,093	1,401
4.6% 1/15/45	5,799	3,981
4.95% 1/15/31	13,185	11,578
Time Warner Cable LLC:
4.5% 9/15/42	16,137	11,816
6.55% 5/1/37	7,500	7,064
7.3% 7/1/38	3,177	3,168
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	4,059	3,774
3% 7/30/46	3,575	2,494
3.15% 9/17/25	7,522	7,297
4.125% 6/1/44	4,528	3,879
4.375% 8/16/41	5,200	4,577
Warnermedia Holdings, Inc.:
3.755% 3/15/27	8,767	8,296
4.279% 3/15/32	24,337	21,470
5.05% 3/15/42	1,164	979
5.141% 3/15/52	23,164	18,823
		426,714
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
3.625% 4/22/29	6,667	6,204
6.125% 11/15/37	6,645	6,987
Rogers Communications, Inc.:
2.9% 11/15/26	1,986	1,869
3.625% 12/15/25	1,589	1,540
3.7% 11/15/49	4,833	3,492
3.8% 3/15/32	23,199	20,617
5.45% 10/1/43	4,588	4,386
T-Mobile U.S.A., Inc.:
2.05% 2/15/28	11,928	10,628
3.3% 2/15/51	11,928	8,200
3.5% 4/15/25	10,079	9,853
3.75% 4/15/27	6,689	6,412
3.875% 4/15/30	6,689	6,209
4.375% 4/15/40	6,689	5,864
4.5% 4/15/50	11,522	9,750
4.8% 7/15/28	6,375	6,293
4.95% 3/15/28	14,700	14,615
5.05% 7/15/33	30,475	29,806
5.2% 1/15/33	7,265	7,222
5.65% 1/15/53	10,210	10,154
Vodafone Group PLC:
4.375% 5/30/28	20,333	19,985
5.125% 6/19/59	5,220	4,592
5.25% 5/30/48	18,988	17,710
		212,388
TOTAL COMMUNICATION SERVICES		1,141,100
CONSUMER DISCRETIONARY - 1.5%
Automobile Components - 0.0%
Lear Corp. 3.55% 1/15/52	2,600	1,767
Automobiles - 0.4%
American Honda Finance Corp.:
1.2% 7/8/25	9,305	8,825
2% 3/24/28	2,000	1,793
2.25% 1/12/29	1,900	1,686
2.3% 9/9/26	3,972	3,728
5.125% 7/7/28	4,550	4,588
Daimler Finance North America LLC 8.5% 1/18/31	2,000	2,431
Ford Motor Co.:
5.291% 12/8/46	8,130	7,031
6.1% 8/19/32	17,360	17,330
General Motors Co.:
5% 10/1/28	5,463	5,429
5.15% 4/1/38	1,300	1,204
5.2% 4/1/45	3,392	2,994
5.6% 10/15/32	4,900	4,890
5.95% 4/1/49	5,027	4,842
6.6% 4/1/36	4,639	4,881
6.75% 4/1/46	5,684	6,012
6.8% 10/1/27	10,536	11,002
General Motors Financial Co., Inc.:
2.35% 1/8/31	2,000	1,631
2.4% 4/10/28	2,000	1,783
2.4% 10/15/28	1,700	1,495
3.85% 1/5/28	5,561	5,279
4% 1/15/25	4,902	4,832
4% 10/6/26	2,923	2,826
4.3% 7/13/25	9,850	9,687
4.35% 1/17/27	6,356	6,186
5.65% 1/17/29	16,996	17,147
6.4% 1/9/33	10,000	10,396
Honda Motor Co. Ltd. 2.534% 3/10/27	14,164	13,228
Toyota Motor Corp.:
0.681% 3/25/24	22,010	21,947
2.358% 7/2/24	4,930	4,878
2.362% 3/25/31	10,633	9,176
5.118% 7/13/28	2,000	2,039
		201,196
Broadline Retail - 0.3%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	16,568	13,680
3.15% 2/9/51	17,076	11,225
Amazon.com, Inc.:
0.8% 6/3/25	8,758	8,318
1% 5/12/26	5,087	4,682
1.5% 6/3/30	15,466	12,791
2.1% 5/12/31	7,251	6,092
2.5% 6/3/50	5,085	3,194
2.8% 8/22/24	5,147	5,085
2.875% 5/12/41	27,600	20,727
3.1% 5/12/51	5,251	3,707
3.15% 8/22/27	8,309	7,888
3.6% 4/13/32	2,000	1,844
3.875% 8/22/37	8,728	7,783
4.05% 8/22/47	15,112	12,950
4.25% 8/22/57	7,208	6,204
4.55% 12/1/27	10,000	9,969
4.7% 12/1/32	28,300	28,154
4.8% 12/5/34	6,766	6,767
eBay, Inc.:
1.9% 3/11/25	10,000	9,653
2.6% 5/10/31	2,000	1,696
2.7% 3/11/30	2,000	1,747
5.95% 11/22/27	8,000	8,230
Kohl's Corp.:
4.25% 7/17/25	2,900	2,818
5.55% 7/17/45	1,500	1,013
10.75% 5/15/25	1,257	1,301
		197,518
Distributors - 0.0%
Genuine Parts Co. 2.75% 2/1/32	2,000	1,649
Diversified Consumer Services - 0.1%
American University 3.672% 4/1/49	1,903	1,537
Duke University 2.832% 10/1/55	3,714	2,560
George Washington University:
4.126% 9/15/48	5,575	4,763
4.3% 9/15/44	1,589	1,380
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	3,694	3,524
4.3% 2/21/48	3,948	3,377
Massachusetts Institute of Technology:
2.989% 7/1/50	3,722	2,687
3.885% 7/1/2116	2,248	1,701
3.959% 7/1/38	3,753	3,432
Northwestern University:
3.662% 12/1/57	4,398	3,489
4.643% 12/1/44	2,661	2,537
President and Fellows of Harvard College:
3.3% 7/15/56	3,852	2,854
3.619% 10/1/37	795	703
Rice University 3.774% 5/15/55	1,510	1,205
Trustees of Princeton Univ. 5.7% 3/1/39	795	870
University Notre Dame du Lac 3.438% 2/15/45	2,646	2,125
University of Chicago 3% 10/1/52	5,027	3,575
University of Southern California:
2.945% 10/1/51	9,096	6,338
5.25% 10/1/2111	1,589	1,567
		50,224
Hotels, Restaurants & Leisure - 0.2%
Expedia, Inc.:
2.95% 3/15/31	2,000	1,713
3.25% 2/15/30	6,863	6,114
4.625% 8/1/27	2,000	1,957
Marriott International, Inc.:
2.85% 4/15/31	17,100	14,599
4.875% 5/15/29	6,000	5,920
McDonald's Corp.:
3.3% 7/1/25	4,790	4,678
3.5% 7/1/27	7,617	7,295
3.6% 7/1/30	5,684	5,267
3.625% 9/1/49	9,831	7,364
3.7% 1/30/26	13,400	13,089
4.2% 4/1/50	6,666	5,514
4.45% 3/1/47	4,511	3,876
4.875% 12/9/45	4,313	3,978
6.3% 3/1/38	5,596	6,112
Metropolitan Museum of Art 3.4% 7/1/45	2,383	1,825
Starbucks Corp.:
2% 3/12/27	9,502	8,715
2.45% 6/15/26	7,944	7,501
3% 2/14/32	4,900	4,256
3.5% 11/15/50	3,287	2,407
3.8% 8/15/25	5,520	5,405
4% 11/15/28	5,561	5,377
4.5% 11/15/48	3,734	3,230
		126,192
Household Durables - 0.0%
D.R. Horton, Inc. 1.3% 10/15/26	2,000	1,810
Lennar Corp. 4.75% 11/29/27	6,283	6,183
Toll Brothers Finance Corp. 4.35% 2/15/28	1,900	1,826
Whirlpool Corp. 5.5% 3/1/33	8,400	8,329
		18,148
Leisure Products - 0.0%
Hasbro, Inc.:
3.9% 11/19/29	2,000	1,833
5.1% 5/15/44	3,400	2,853
		4,686
Specialty Retail - 0.4%
Advance Auto Parts, Inc. 5.95% 3/9/28	4,420	4,416
AutoNation, Inc.:
2.4% 8/1/31	1,000	792
3.85% 3/1/32	6,090	5,318
AutoZone, Inc.:
3.25% 4/15/25	3,177	3,103
3.625% 4/15/25	9,202	9,033
3.75% 6/1/27	4,611	4,429
4% 4/15/30	9,521	8,961
Lowe's Companies, Inc.:
1.3% 4/15/28	6,380	5,533
1.7% 10/15/30	9,666	7,848
3.65% 4/5/29	10,507	9,904
3.7% 4/15/46	2,780	2,091
3.75% 4/1/32	32,063	29,135
4.05% 5/3/47	9,135	7,232
4.5% 4/15/30	9,618	9,345
4.8% 4/1/26	8,100	8,051
5.625% 4/15/53	5,000	4,962
5.75% 7/1/53	4,623	4,670
O'Reilly Automotive, Inc. 4.7% 6/15/32	8,100	7,837
The Home Depot, Inc.:
2.375% 3/15/51	13,507	7,947
2.5% 4/15/27	9,637	8,981
2.8% 9/14/27	3,972	3,725
2.95% 6/15/29	16,616	15,168
3% 4/1/26	7,967	7,673
3.125% 12/15/49	5,317	3,702
3.3% 4/15/40	6,833	5,353
3.9% 12/6/28	4,575	4,424
3.9% 6/15/47	6,813	5,509
4.2% 4/1/43	1,251	1,079
4.25% 4/1/46	2,606	2,226
4.5% 12/6/48	10,434	9,207
4.875% 2/15/44	2,283	2,141
5.875% 12/16/36	13,741	14,613
		224,408
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	4,969	4,831
2.85% 3/27/30	4,775	4,299
3.25% 3/27/40	9,666	7,680
3.375% 11/1/46	3,575	2,716
3.375% 3/27/50	4,775	3,624
Tapestry, Inc. 3.05% 3/15/32	2,320	1,880
		25,030
TOTAL CONSUMER DISCRETIONARY		850,818
CONSUMER STAPLES - 1.7%
Beverages - 0.6%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.7% 2/1/36	10,000	9,571
Anheuser-Busch InBev Finance, Inc.:
4.625% 2/1/44	4,567	4,120
4.7% 2/1/36	3,868	3,702
4.9% 2/1/46	14,442	13,352
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	5,000	4,626
4% 4/13/28	15,219	14,759
4.439% 10/6/48	5,873	5,141
4.6% 4/15/48	14,894	13,383
5.55% 1/23/49	33,724	34,573
5.8% 1/23/59 (Reg. S)	11,081	11,763
8.2% 1/15/39	3,624	4,669
Constellation Brands, Inc.:
3.5% 5/9/27	7,944	7,553
3.7% 12/6/26	5,997	5,776
4.75% 5/9/32	5,000	4,836
5.25% 11/15/48	5,751	5,442
Diageo Capital PLC:
1.375% 9/29/25	11,020	10,396
2% 4/29/30	11,793	9,946
2.125% 4/29/32	10,633	8,606
Keurig Dr. Pepper, Inc.:
2.25% 3/15/31	2,000	1,662
3.2% 5/1/30	2,000	1,807
3.8% 5/1/50	2,513	1,912
4.05% 4/15/32	11,200	10,403
4.417% 5/25/25	10,000	9,890
Molson Coors Beverage Co.:
3% 7/15/26	13,822	13,164
4.2% 7/15/46	10,509	8,585
PepsiCo, Inc.:
1.4% 2/25/31	12,450	9,952
1.625% 5/1/30	34,299	28,534
2.375% 10/6/26	5,362	5,052
3% 10/15/27	14,466	13,638
3.6% 8/13/42	2,383	1,927
3.875% 3/19/60	4,833	3,869
4.25% 10/22/44	4,766	4,132
4.45% 4/14/46	4,607	4,170
The Coca-Cola Co.:
1.375% 3/15/31	9,666	7,739
1.45% 6/1/27	6,650	6,019
1.65% 6/1/30	6,660	5,570
2.5% 6/1/40	6,660	4,758
2.5% 3/15/51	4,833	3,025
2.6% 6/1/50	6,660	4,309
2.75% 6/1/60	6,660	4,225
		326,556
Consumer Staples Distribution & Retail - 0.3%
Costco Wholesale Corp.:
1.375% 6/20/27	13,997	12,592
1.6% 4/20/30	2,000	1,666
1.75% 4/20/32	2,000	1,599
2.75% 5/18/24	4,766	4,737
Dollar General Corp. 5% 11/1/32	9,230	8,971
Dollar Tree, Inc.:
4% 5/15/25	6,356	6,242
4.2% 5/15/28	8,178	7,887
Kroger Co.:
1.7% 1/15/31	5,315	4,239
2.65% 10/15/26	2,264	2,128
3.5% 2/1/26	3,177	3,081
3.95% 1/15/50	2,900	2,278
5.15% 8/1/43	2,165	2,016
5.4% 1/15/49	5,171	5,054
Sysco Corp.:
3.3% 7/15/26	2,606	2,501
3.3% 2/15/50	11,213	7,920
3.75% 10/1/25	4,528	4,415
6.6% 4/1/40	7,830	8,560
Target Corp.:
3.9% 11/15/47	11,736	9,590
4% 7/1/42	5,561	4,811
4.4% 1/15/33	8,300	8,016
Walmart, Inc.:
2.95% 9/24/49	5,027	3,507
3.3% 4/22/24	15,092	15,048
3.7% 6/26/28	9,771	9,452
3.9% 4/15/28	7,300	7,123
4.05% 6/29/48	14,433	12,447
4.1% 4/15/33	7,300	6,956
4.3% 4/22/44	4,766	4,290
5.625% 4/1/40	1,589	1,687
5.625% 4/15/41	3,654	3,882
6.5% 8/15/37	6,573	7,536
		180,231
Food Products - 0.4%
Archer Daniels Midland Co. 4.5% 8/15/33	16,900	16,168
Bunge Ltd. Finance Corp. 2.75% 5/14/31	2,000	1,701
Campbell Soup Co. 4.8% 3/15/48	11,120	9,761
Conagra Brands, Inc.:
4.3% 5/1/24	7,126	7,110
4.85% 11/1/28	10,827	10,636
5.3% 11/1/38	3,936	3,726
5.4% 11/1/48	7,130	6,583
General Mills, Inc.:
2.875% 4/15/30	5,778	5,106
3% 2/1/51	4,854	3,127
4.2% 4/17/28	13,662	13,265
JBS U.S.A. Lux SA/JBS Food Co./JBS U.S.A. Finance, Inc.:
3% 5/15/32	8,000	6,405
5.75% 4/1/33	19,650	19,057
Kellanova:
3.25% 4/1/26	2,955	2,841
4.3% 5/15/28	4,766	4,632
Kraft Heinz Foods Co.:
3.875% 5/15/27	28,999	28,008
4.375% 6/1/46	14,500	12,013
5% 7/15/35	1,000	977
5% 6/4/42	9,800	9,060
6.875% 1/26/39	2,000	2,250
Tyson Foods, Inc.:
3.95% 8/15/24	6,017	5,968
4% 3/1/26	5,854	5,715
4.35% 3/1/29	7,149	6,879
5.1% 9/28/48	7,408	6,536
Unilever Capital Corp.:
1.375% 9/14/30	14,582	11,783
1.75% 8/12/31	2,000	1,611
2% 7/28/26	1,716	1,607
3.1% 7/30/25	2,383	2,324
		204,849
Household Products - 0.1%
Colgate-Palmolive Co.:
3.1% 8/15/25	2,000	1,950
3.25% 3/15/24	7,944	7,939
3.25% 8/15/32	2,000	1,795
Kimberly-Clark Corp.:
1.05% 9/15/27	16,774	14,760
3.1% 3/26/30	3,346	3,047
3.2% 7/30/46	1,986	1,444
3.95% 11/1/28	6,766	6,553
6.625% 8/1/37	1,200	1,380
Procter & Gamble Co.:
1% 4/23/26	9,135	8,456
1.95% 4/23/31	14,500	12,204
2.3% 2/1/32	2,000	1,709
2.85% 8/11/27	3,575	3,377
3% 3/25/30	9,868	9,031
5.55% 3/5/37	2,000	2,147
		75,792
Personal Care Products - 0.0%
Estee Lauder Companies, Inc. 1.95% 3/15/31	13,533	11,103
Kenvue, Inc.:
4.9% 3/22/33	6,173	6,103
5.05% 3/22/28	5,583	5,619
5.05% 3/22/53	6,173	5,945
		28,770
Tobacco - 0.3%
Altria Group, Inc.:
3.4% 2/4/41	10,000	7,191
3.875% 9/16/46	7,944	5,845
4.25% 8/9/42	7,768	6,227
4.8% 2/14/29	10,541	10,350
5.8% 2/14/39	7,428	7,407
5.95% 2/14/49	8,261	8,229
BAT Capital Corp.:
3.222% 8/15/24	8,182	8,085
3.557% 8/15/27	16,817	15,898
3.984% 9/25/50	2,900	1,979
4.39% 8/15/37	8,622	7,071
4.54% 8/15/47	13,298	9,974
4.758% 9/6/49	9,666	7,478
6.421% 8/2/33	5,000	5,144
BAT International Finance PLC 5.931% 2/2/29	3,000	3,064
Philip Morris International, Inc.:
2.75% 2/25/26	2,979	2,844
3.875% 8/21/42	3,833	3,023
4.125% 3/4/43	7,944	6,501
4.875% 2/15/28	6,100	6,066
4.875% 11/15/43	4,766	4,290
5.125% 11/17/27	8,330	8,344
5.375% 2/15/33	6,430	6,399
5.75% 11/17/32	5,880	5,998
6.375% 5/16/38	1,152	1,243
Reynolds American, Inc.:
4.45% 6/12/25	5,607	5,521
5.85% 8/15/45	3,368	3,060
7.25% 6/15/37	5,735	6,135
		163,366
TOTAL CONSUMER STAPLES		979,564
ENERGY - 1.7%
Energy Equipment & Services - 0.0%
Baker Hughes Co.:
4.08% 12/15/47	19,106	15,426
5.125% 9/15/40	1,589	1,544
Halliburton Co.:
2.92% 3/1/30	7,656	6,800
3.8% 11/15/25	203	198
5% 11/15/45	5,989	5,573
7.45% 9/15/39	1,192	1,431
		30,972
Oil, Gas & Consumable Fuels - 1.7%
Apache Corp. 5.1% 9/1/40	2,383	1,994
Boardwalk Pipelines LP:
3.4% 2/15/31	2,000	1,766
4.95% 12/15/24	3,774	3,746
BP Capital Markets PLC 3.279% 9/19/27	10,121	9,582
Canadian Natural Resources Ltd.:
3.9% 2/1/25	1,489	1,465
4.95% 6/1/47	5,084	4,436
5.85% 2/1/35	9,570	9,560
6.25% 3/15/38	5,441	5,592
Cenovus Energy, Inc.:
2.65% 1/15/32	5,664	4,630
4.25% 4/15/27	7,547	7,310
5.4% 6/15/47	4,439	4,067
6.75% 11/15/39	457	495
Chevron Corp.:
1.554% 5/11/25	5,916	5,676
1.995% 5/11/27	4,949	4,553
2.236% 5/11/30	5,916	5,117
2.954% 5/16/26	8,737	8,393
2.978% 5/11/40	4,949	3,725
3.078% 5/11/50	5,916	4,171
Chevron U.S.A., Inc.:
4.2% 10/15/49	3,480	2,904
4.95% 8/15/47	10,963	10,192
Columbia Pipeline Group, Inc. 4.5% 6/1/25	2,641	2,603
ConocoPhillips Co.:
5.05% 9/15/33	9,450	9,421
5.55% 3/15/54	9,450	9,561
5.95% 3/15/46	4,766	4,958
6.5% 2/1/39	5,981	6,724
DCP Midstream Operating LP:
3.25% 2/15/32	1,000	852
8.125% 8/16/30	2,000	2,279
Devon Energy Corp.:
5% 6/15/45	13,220	11,441
5.6% 7/15/41	2,283	2,149
Diamondback Energy, Inc. 6.25% 3/15/33	11,200	11,775
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49	9,666	7,034
Enbridge, Inc.:
3.5% 6/10/24	2,244	2,230
5.5% 12/1/46	11,511	11,130
5.7% 3/8/33	3,480	3,519
8.5% 1/15/84 (b)	1,880	2,005
Energy Transfer LP:
3.75% 5/15/30	13,291	12,122
3.9% 7/15/26	5,974	5,783
4.95% 6/15/28	7,490	7,377
5% 5/15/50	14,074	12,133
5.15% 3/15/45	6,356	5,670
5.3% 4/1/44	4,607	4,175
5.4% 10/1/47	4,369	3,963
5.8% 6/15/38	6,960	6,881
6% 6/15/48	15,589	15,280
6.25% 4/15/49	2,315	2,337
Enterprise Products Operating LP:
3.3% 2/15/53	3,026	2,107
3.7% 2/15/26	1,405	1,370
3.95% 2/15/27	20,557	20,060
4.2% 1/31/50	4,727	3,903
4.25% 2/15/48	15,839	13,250
4.8% 2/1/49	5,834	5,285
4.85% 8/15/42	1,986	1,817
4.85% 3/15/44	3,972	3,644
4.9% 5/15/46	3,400	3,105
5.35% 1/31/33	7,800	7,904
5.7% 2/15/42	1,589	1,607
7.55% 4/15/38	1,589	1,890
EOG Resources, Inc. 4.15% 1/15/26	4,448	4,380
EQT Corp. 5.7% 4/1/28	6,471	6,517
Equinor ASA:
2.375% 5/22/30	9,144	7,941
3.125% 4/6/30	7,926	7,229
3.625% 9/10/28	9,596	9,185
3.7% 3/1/24	2,899	2,899
3.7% 4/6/50	12,681	9,904
5.1% 8/17/40	1,589	1,563
Exxon Mobil Corp.:
3.043% 3/1/26	6,618	6,385
3.452% 4/15/51	3,316	2,454
3.482% 3/19/30	19,333	18,052
3.567% 3/6/45	5,282	4,127
4.227% 3/19/40	20,900	18,740
Hess Corp.:
3.5% 7/15/24	3,019	2,990
5.6% 2/15/41	2,701	2,720
5.8% 4/1/47	3,383	3,438
6% 1/15/40	2,000	2,099
7.875% 10/1/29	3,300	3,698
Kinder Morgan Energy Partners LP:
4.25% 9/1/24	11,915	11,826
4.7% 11/1/42	3,019	2,540
5% 3/1/43	795	696
5.5% 3/1/44	5,558	5,141
5.625% 9/1/41	795	748
6.55% 9/15/40	2,383	2,464
Kinder Morgan, Inc.:
4.3% 3/1/28	7,919	7,681
4.8% 2/1/33	2,000	1,888
5.2% 6/1/33	5,970	5,812
5.2% 3/1/48	6,974	6,197
5.3% 12/1/34	6,792	6,621
5.55% 6/1/45	12,933	12,142
Marathon Oil Corp.:
5.2% 6/1/45	3,972	3,448
6.6% 10/1/37	2,000	2,085
Marathon Petroleum Corp.:
4.5% 4/1/48	4,630	3,808
4.7% 5/1/25	17,399	17,235
6.5% 3/1/41	795	844
MPLX LP:
4.125% 3/1/27	7,506	7,278
4.7% 4/15/48	15,489	12,977
4.8% 2/15/29	7,300	7,149
5.2% 3/1/47	4,861	4,362
5.5% 2/15/49	6,892	6,454
Occidental Petroleum Corp. 6.6% 3/15/46	19,100	20,288
ONEOK, Inc.:
3.1% 3/15/30	2,000	1,774
3.4% 9/1/29	1,300	1,187
4.25% 9/15/46	4,369	3,404
4.35% 3/15/29	2,000	1,925
4.45% 9/1/49	4,640	3,711
4.5% 3/15/50	1,100	882
4.95% 7/13/47	4,647	4,010
5% 3/1/26	2,383	2,365
5.2% 7/15/48	2,399	2,167
5.65% 11/1/28	3,550	3,611
6.1% 11/15/32	8,780	9,103
6.625% 9/1/53	6,710	7,211
Ovintiv, Inc. 6.5% 2/1/38	7,055	7,208
Phillips 66 Co.:
3.85% 4/9/25	2,000	1,966
3.9% 3/15/28	2,000	1,927
4.65% 11/15/34	2,000	1,879
4.875% 11/15/44	795	727
5.875% 5/1/42	7,547	7,780
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	1,000	907
3.6% 11/1/24	5,719	5,643
4.65% 10/15/25	9,730	9,602
4.9% 2/15/45	1,509	1,271
6.65% 1/15/37	4,220	4,467
Sabine Pass Liquefaction LLC 4.5% 5/15/30	15,000	14,354
Shell International Finance BV:
2% 11/7/24	7,830	7,657
2.375% 11/7/29	26,293	23,155
3.125% 11/7/49	11,116	7,699
3.25% 5/11/25	11,249	11,001
3.875% 11/13/28	6,766	6,530
4% 5/10/46	3,177	2,607
4.375% 5/11/45	10,565	9,229
6.375% 12/15/38	5,337	5,954
Spectra Energy Partners LP:
3.375% 10/15/26	12,956	12,383
4.75% 3/15/24	3,833	3,830
Suncor Energy, Inc.:
4% 11/15/47	3,972	3,029
6.8% 5/15/38	6,708	7,163
6.85% 6/1/39	1,589	1,711
Targa Resources Corp.:
4.95% 4/15/52	6,000	5,133
6.125% 3/15/33	9,100	9,369
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32	2,000	1,785
4.875% 2/1/31	2,000	1,895
5% 1/15/28	1,300	1,271
5.5% 3/1/30	2,000	1,981
The Williams Companies, Inc.:
3.75% 6/15/27	18,557	17,759
3.9% 1/15/25	2,800	2,759
4.55% 6/24/24	4,507	4,487
4.85% 3/1/48	6,697	5,898
5.4% 3/2/26	3,600	3,608
5.65% 3/15/33	2,610	2,654
5.75% 6/24/44	1,509	1,480
Total Capital International SA:
3.127% 5/29/50	2,832	1,974
3.455% 2/19/29	16,952	15,919
3.461% 7/12/49	5,181	3,878
3.75% 4/10/24	1,589	1,585
TransCanada PipeLines Ltd.:
4.625% 3/1/34	10,000	9,269
4.75% 5/15/38	8,334	7,526
4.875% 1/15/26	3,972	3,941
4.875% 5/15/48	3,908	3,410
5.1% 3/15/49	2,778	2,554
6.1% 6/1/40	5,321	5,429
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	4,640	4,174
3.95% 5/15/50	4,640	3,607
4.45% 8/1/42	6,157	5,329
4.6% 3/15/48	3,177	2,787
Valero Energy Corp.:
2.85% 4/15/25	13,126	12,748
4% 4/1/29	7,408	7,070
4% 6/1/52	5,100	3,837
6.625% 6/15/37	7,605	8,144
Western Gas Partners LP 4.05% 2/1/30	10,100	9,337
		966,349
TOTAL ENERGY		997,321
FINANCIALS - 9.1%
Banks - 4.9%
Australia and New Zealand Banking Group Ltd. 3.7% 11/16/25	5,696	5,572
Banco Bilbao Vizcaya Argentaria SA 6.138% 9/14/28 (b)	2,000	2,030
Banco Santander SA:
1.849% 3/25/26	13,000	12,066
2.749% 12/3/30	1,000	813
2.958% 3/25/31	14,400	12,282
3.225% 11/22/32 (b)	7,800	6,452
4.175% 3/24/28 (b)	6,000	5,745
5.294% 8/18/27	2,000	1,987
6.921% 8/8/33	2,600	2,700
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 1.53% 12/6/25 (b)(c)	39,149	37,905
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (b)(c)	22,900	22,755
1.658% 3/11/27 (b)	15,408	14,297
1.734% 7/22/27 (b)	19,987	18,328
2.015% 2/13/26 (b)	20,058	19,378
2.087% 6/14/29 (b)	4,543	3,992
2.299% 7/21/32 (b)	7,772	6,291
2.482% 9/21/36 (b)	2,100	1,656
2.651% 3/11/32 (b)	14,674	12,280
2.676% 6/19/41 (b)	18,560	12,923
2.687% 4/22/32 (b)	7,115	5,958
2.831% 10/24/51 (b)	7,984	5,119
2.972% 7/21/52 (b)	7,772	5,171
3.194% 7/23/30 (b)	38,178	34,369
3.248% 10/21/27	2,979	2,816
3.311% 4/22/42 (b)	15,200	11,511
3.366% 1/23/26 (b)	20,987	20,585
3.419% 12/20/28 (b)	24,064	22,481
3.593% 7/21/28 (b)	8,818	8,360
3.705% 4/24/28 (b)	6,991	6,665
3.824% 1/20/28 (b)	17,200	16,521
3.846% 3/8/37 (b)	4,603	4,018
3.97% 3/5/29 (b)	17,399	16,548
3.974% 2/7/30 (b)	11,231	10,557
4% 4/1/24	3,864	3,858
4% 1/22/25	4,766	4,697
4.083% 3/20/51 (b)	5,027	4,058
4.183% 11/25/27	12,307	11,899
4.2% 8/26/24	6,752	6,702
4.244% 4/24/38 (b)	2,000	1,774
4.25% 10/22/26	3,177	3,108
4.271% 7/23/29 (b)	14,306	13,745
4.33% 3/15/50 (b)	10,398	8,846
4.443% 1/20/48 (b)	12,114	10,495
4.45% 3/3/26	10,327	10,163
4.948% 7/22/28 (b)	5,000	4,950
5% 1/21/44	4,265	4,082
5.015% 7/22/33 (b)	8,900	8,675
5.288% 4/25/34 (b)	6,160	6,073
5.872% 9/15/34 (b)	1,240	1,272
5.875% 2/7/42	2,610	2,750
6.11% 1/29/37	6,621	6,942
6.204% 11/10/28 (b)	7,700	7,944
7.75% 5/14/38	3,317	3,982
Bank of Montreal:
3.803% 12/15/32 (b)	9,260	8,526
4.7% 9/14/27	9,700	9,604
5.266% 12/11/26	5,200	5,213
Bank of Nova Scotia:
4.5% 12/16/25	12,615	12,400
4.75% 2/2/26	3,500	3,472
4.85% 2/1/30	12,240	12,077
5.25% 6/12/28	3,450	3,466
Barclays PLC:
2.279% 11/24/27 (b)	14,500	13,252
2.852% 5/7/26 (b)	10,633	10,280
2.894% 11/24/32 (b)	15,080	12,280
3.564% 9/23/35 (b)	7,500	6,286
3.932% 5/7/25 (b)	12,593	12,544
4.375% 1/12/26	4,289	4,202
4.836% 5/9/28	7,626	7,349
4.95% 1/10/47	12,837	11,670
5.25% 8/17/45	4,602	4,399
5.501% 8/9/28 (b)	4,980	4,958
6.224% 5/9/34 (b)	6,500	6,581
7.119% 6/27/34 (b)	6,000	6,228
BPCE SA 4% 4/15/24	1,716	1,712
Canadian Imperial Bank of Commerce 3.6% 4/7/32	11,525	10,301
Citigroup, Inc.:
1.122% 1/28/27 (b)	14,113	13,006
2.561% 5/1/32 (b)	11,986	9,868
2.904% 11/3/42 (b)	9,400	6,666
3.106% 4/8/26 (b)	24,746	24,086
3.52% 10/27/28 (b)	18,312	17,209
3.668% 7/24/28 (b)	32,410	30,731
3.7% 1/12/26	10,841	10,554
3.785% 3/17/33 (b)	7,100	6,282
3.887% 1/10/28 (b)	3,575	3,436
3.98% 3/20/30 (b)	28,276	26,505
4.125% 7/25/28	17,365	16,518
4.4% 6/10/25	3,177	3,130
4.412% 3/31/31 (b)	7,733	7,305
4.45% 9/29/27	28,129	27,247
4.6% 3/9/26	4,766	4,688
4.65% 7/23/48	11,261	10,022
4.75% 5/18/46	9,151	8,055
5.3% 5/6/44	1,589	1,517
5.316% 3/26/41 (b)	3,000	2,934
5.5% 9/13/25	3,972	3,964
5.875% 1/30/42	4,328	4,545
8.125% 7/15/39	6,356	8,071
Citizens Financial Group, Inc. 2.638% 9/30/32	3,302	2,507
Comerica, Inc. 3.8% 7/22/26	2,899	2,771
Commonwealth Bank of Australia New York Branch 5.079% 1/10/25	2,900	2,894
Corporacion Andina de Fomento 5% 1/24/29	4,395	4,341
Export-Import Bank of Korea:
0.625% 2/9/26	20,831	19,154
1.125% 12/29/26	3,300	2,967
2.375% 6/25/24	3,000	2,970
2.875% 1/21/25	6,037	5,921
5.125% 9/18/33	10,400	10,513
Fifth Third Bancorp:
2.55% 5/5/27	11,793	10,829
4.772% 7/28/30 (b)	6,100	5,821
8.25% 3/1/38	3,651	4,317
HSBC Holdings PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.650% 6.332% 3/9/44 (b)(c)	5,100	5,362
1.589% 5/24/27 (b)	2,000	1,831
1.645% 4/18/26 (b)	2,000	1,909
2.013% 9/22/28 (b)	38,714	34,299
2.099% 6/4/26 (b)	14,500	13,872
2.251% 11/22/27 (b)	2,000	1,832
2.804% 5/24/32 (b)	11,000	9,095
3.803% 3/11/25 (b)	25,805	25,792
3.9% 5/25/26	8,737	8,466
4.25% 3/14/24	5,200	5,197
4.25% 8/18/25	4,602	4,503
4.292% 9/12/26 (b)	38,971	38,197
4.375% 11/23/26	22,797	22,184
4.755% 6/9/28 (b)	7,000	6,835
4.762% 3/29/33 (b)	8,100	7,444
4.95% 3/31/30	11,528	11,289
5.21% 8/11/28 (b)	2,000	1,981
5.25% 3/14/44	3,946	3,757
5.887% 8/14/27 (b)	5,500	5,536
6.254% 3/9/34 (b)	16,000	16,602
6.5% 9/15/37	8,340	8,547
6.8% 6/1/38	4,833	5,073
HSBC U.S.A., Inc. 3.5% 6/23/24	5,561	5,525
Huntington Bancshares, Inc.:
4.443% 8/4/28 (b)	3,100	2,977
6.208% 8/21/29 (b)	7,490	7,616
Huntington National Bank 4.552% 5/17/28 (b)	10,000	9,648
ING Groep NV:
1.726% 4/1/27 (b)	7,323	6,779
2.727% 4/1/32 (b)	7,404	6,233
4.252% 3/28/33 (b)	7,800	7,180
Japan Bank International Cooperation:
1.25% 1/21/31	31,080	24,861
1.875% 7/21/26	3,260	3,041
2.125% 2/10/25	1,716	1,666
2.25% 11/4/26	4,486	4,199
2.375% 4/20/26	10,372	9,841
2.75% 1/21/26	2,720	2,612
2.875% 6/1/27	6,038	5,699
3.25% 7/20/28	7,150	6,747
JPMorgan Chase & Co.:
0.768% 8/9/25 (b)	35,959	35,146
1.47% 9/22/27 (b)	23,779	21,606
1.953% 2/4/32 (b)	12,760	10,262
2.083% 4/22/26 (b)	29,270	28,161
2.522% 4/22/31 (b)	9,521	8,146
2.545% 11/8/32 (b)	18,588	15,306
2.95% 10/1/26	20,041	19,052
2.956% 5/13/31 (b)	9,908	8,606
3.109% 4/22/51 (b)	11,841	8,126
3.22% 3/1/25 (b)	13,853	13,852
3.3% 4/1/26	7,149	6,895
3.509% 1/23/29 (b)	25,133	23,672
3.54% 5/1/28 (b)	13,504	12,836
3.875% 9/10/24	25,995	25,758
3.882% 7/24/38 (b)	13,575	11,579
3.9% 7/15/25	17,158	16,867
3.96% 1/29/27 (b)	9,666	9,437
3.964% 11/15/48 (b)	7,466	5,993
4.005% 4/23/29 (b)	16,311	15,583
4.125% 12/15/26	4,667	4,556
4.203% 7/23/29 (b)	34,701	33,318
4.452% 12/5/29 (b)	9,705	9,388
4.586% 4/26/33 (b)	9,454	8,970
4.85% 2/1/44	3,972	3,730
4.912% 7/25/33 (b)	20,900	20,274
4.95% 6/1/45	7,581	7,118
5.012% 1/23/30 (b)	12,500	12,367
5.336% 1/23/35 (b)	15,000	14,919
5.35% 6/1/34 (b)	8,400	8,363
5.5% 10/15/40	4,528	4,630
5.6% 7/15/41	1,192	1,230
5.625% 8/16/43	3,972	4,076
6.4% 5/15/38	10,000	11,157
KeyBank NA 3.4% 5/20/26	4,289	4,045
KeyCorp 4.789% 6/1/33 (b)	7,300	6,603
Korea Development Bank:
0.4% 6/19/24	8,700	8,568
1.625% 1/19/31	10,633	8,609
Lloyds Banking Group PLC:
3.574% 11/7/28 (b)	2,000	1,868
3.75% 3/18/28 (b)	2,000	1,897
3.87% 7/9/25 (b)	4,310	4,278
4.344% 1/9/48	11,915	9,384
4.582% 12/10/25	9,260	9,074
4.65% 3/24/26	6,831	6,701
4.716% 8/11/26 (b)	2,000	1,973
4.976% 8/11/33 (b)	2,000	1,903
5.871% 3/6/29 (b)	10,800	10,903
Mitsubishi UFJ Financial Group, Inc.:
1 year U.S. Treasury Index + 1.630% 5.441% 2/22/34 (b)(c)	6,660	6,738
1.538% 7/20/27 (b)	8,941	8,180
2.309% 7/20/32 (b)	8,700	7,127
2.801% 7/18/24	6,482	6,412
3.195% 7/18/29	11,297	10,273
3.751% 7/18/39	6,297	5,369
3.85% 3/1/26	538	525
3.961% 3/2/28	17,476	16,830
5.242% 4/19/29 (b)	17,500	17,553
5.422% 2/22/29 (b)	12,500	12,589
Mizuho Financial Group, Inc.:
1.554% 7/9/27 (b)	9,183	8,424
2.226% 5/25/26 (b)	10,826	10,383
2.26% 7/9/32 (b)	9,086	7,344
2.591% 5/25/31 (b)	13,146	11,194
5.748% 7/6/34 (b)	4,000	4,080
5.778% 7/6/29 (b)	5,120	5,216
National Australia Bank Ltd. 5.132% 11/22/24	9,111	9,102
NatWest Group PLC:
3 month U.S. LIBOR + 1.750% 4.892% 5/18/29 (b)(c)	6,766	6,592
3.754% 11/1/29 (b)	10,246	10,051
4.445% 5/8/30 (b)	5,748	5,442
4.8% 4/5/26	10,366	10,238
5.516% 9/30/28 (b)	9,700	9,702
5.778% 3/1/35 (b)	2,300	2,295
5.808% 9/13/29 (b)	5,200	5,253
Oesterreichische Kontrollbank AG 0.375% 9/17/25	8,660	8,082
PNC Financial Services Group, Inc.:
1.15% 8/13/26	10,008	9,090
2.2% 11/1/24	5,355	5,237
2.6% 7/23/26	19,333	18,179
3.9% 4/29/24	4,488	4,472
4.626% 6/6/33 (b)	5,000	4,633
5.354% 12/2/28 (b)	11,710	11,715
5.582% 6/12/29 (b)	9,650	9,703
5.676% 1/22/35 (b)	4,700	4,714
5.939% 8/18/34 (b)	10,750	10,952
Rabobank Nederland:
3.75% 7/21/26	15,291	14,657
4.375% 8/4/25	5,147	5,048
5.25% 5/24/41	4,583	4,632
Rabobank Nederland New York Branch 3.375% 5/21/25	3,217	3,150
Royal Bank of Canada:
1.2% 4/27/26	23,522	21,651
2.05% 1/21/27	16,433	15,175
3.625% 5/4/27	7,900	7,575
4.65% 1/27/26	10,319	10,225
5% 5/2/33	4,070	4,006
6% 11/1/27	10,000	10,297
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (b)	2,000	1,809
4.26% 6/9/25 (b)	10,000	9,929
4.4% 7/13/27	4,600	4,410
6.565% 6/12/29 (b)	2,900	2,951
Santander UK Group Holdings PLC:
2.469% 1/11/28 (b)	9,666	8,800
2.896% 3/15/32 (b)	1,600	1,348
6.534% 1/10/29 (b)	8,050	8,255
Sumitomo Mitsui Banking Corp. 3.4% 7/11/24	4,911	4,871
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	11,310	10,749
2.142% 9/23/30	11,020	9,056
2.174% 1/14/27	22,619	20,893
2.348% 1/15/25	7,153	6,966
2.75% 1/15/30	6,766	5,917
3.05% 1/14/42	11,600	8,787
5.52% 1/13/28	13,700	13,920
5.766% 1/13/33	7,800	8,055
5.776% 7/13/33	5,600	5,799
The Toronto-Dominion Bank:
2.65% 6/12/24	18,463	18,320
4.108% 6/8/27	9,800	9,523
4.693% 9/15/27	10,000	9,887
5.156% 1/10/28	22,920	22,998
Truist Financial Corp.:
1.267% 3/2/27 (b)	26,042	23,905
4.916% 7/28/33 (b)	4,850	4,461
5.122% 1/26/34 (b)	7,900	7,494
5.711% 1/24/35 (b)	4,420	4,376
5.867% 6/8/34 (b)	3,770	3,770
U.S. Bancorp:
1.375% 7/22/30	9,666	7,655
2.677% 1/27/33 (b)	6,900	5,643
3% 7/30/29	8,603	7,629
3.1% 4/27/26	7,149	6,828
4.839% 2/1/34 (b)	12,000	11,293
5.775% 6/12/29 (b)	8,900	8,993
Wells Fargo & Co.:
2.164% 2/11/26 (b)	31,482	30,451
2.188% 4/30/26 (b)	23,344	22,399
2.406% 10/30/25 (b)	40,463	39,589
2.572% 2/11/31 (b)	18,666	15,914
3% 10/23/26	16,149	15,267
3.068% 4/30/41 (b)	14,113	10,422
3.3% 9/9/24	3,673	3,630
3.35% 3/2/33 (b)	4,543	3,899
3.526% 3/24/28 (b)	5,000	4,741
3.55% 9/29/25	3,368	3,281
3.584% 5/22/28 (b)	8,313	7,880
3.9% 5/1/45	3,781	3,026
4.1% 6/3/26	2,562	2,495
4.4% 6/14/46	5,672	4,672
4.54% 8/15/26 (b)	10,000	9,862
4.75% 12/7/46	12,709	10,987
4.897% 7/25/33 (b)	19,800	18,932
4.9% 11/17/45	7,663	6,793
5.013% 4/4/51 (b)	4,814	4,451
5.198% 1/23/30 (b)	8,500	8,427
5.375% 11/2/43	5,336	5,102
5.389% 4/24/34 (b)	25,070	24,657
5.499% 1/23/35 (b)	9,000	8,941
5.557% 7/25/34 (b)	9,000	8,965
5.574% 7/25/29 (b)	12,000	12,079
5.606% 1/15/44	9,040	8,770
Westpac Banking Corp.:
U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (b)(c)	2,000	1,961
1.953% 11/20/28	5,800	5,090
2.668% 11/15/35 (b)	2,000	1,631
2.85% 5/13/26	3,774	3,605
3.02% 11/18/36 (b)	2,000	1,627
4.11% 7/24/34 (b)	11,666	10,656
4.421% 7/24/39	6,630	5,754
5.35% 10/18/24	4,800	4,798
5.457% 11/18/27	10,000	10,168
		2,851,619
Capital Markets - 1.9%
Affiliated Managers Group, Inc. 3.5% 8/1/25	3,774	3,668
Ameriprise Financial, Inc. 5.15% 5/15/33	2,900	2,900
Ares Capital Corp.:
2.15% 7/15/26	20,441	18,569
3.25% 7/15/25	5,027	4,829
Bank of New York Mellon Corp.:
1.8% 7/28/31	16,619	13,396
2.8% 5/4/26	4,472	4,274
4.414% 7/24/26 (b)	17,300	17,062
4.543% 2/1/29 (b)	7,200	7,075
Bank of New York, New York 5.224% 11/21/25 (b)	10,000	9,980
BlackRock, Inc.:
2.1% 2/25/32	11,503	9,367
3.5% 3/18/24	2,303	2,301
Blackstone Private Credit Fund:
2.7% 1/15/25	12,663	12,298
4.7% 3/24/25	16,881	16,619
Brookfield Finance, Inc.:
2.724% 4/15/31	19,988	16,796
3.625% 2/15/52	1,600	1,138
Charles Schwab Corp.:
0.75% 3/18/24	22,246	22,200
2% 3/20/28	16,771	14,877
2.45% 3/3/27	19,333	17,920
2.9% 3/3/32	7,200	6,106
6.136% 8/24/34 (b)	4,350	4,507
CI Financial Corp.:
3.2% 12/17/30	2,000	1,594
4.1% 6/15/51	2,900	1,713
CME Group, Inc.:
2.65% 3/15/32	2,803	2,404
5.3% 9/15/43	4,930	4,981
Credit Suisse AG:
3.625% 9/9/24	7,884	7,806
5% 7/9/27	2,000	1,982
7.5% 2/15/28	15,400	16,576
Deutsche Bank AG:
4.1% 1/13/26	9,570	9,315
4.5% 4/1/25	2,573	2,524
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (b)	4,949	4,496
3.035% 5/28/32 (b)	9,100	7,525
3.7% 5/30/24	7,785	7,739
3.729% 1/14/32 (b)	10,100	8,273
4.1% 1/13/26	17,316	16,891
Franklin Resources, Inc.:
1.6% 10/30/30	2,000	1,615
2.85% 3/30/25	3,019	2,941
GE Capital Funding LLC 4.4% 5/15/30	5,000	4,633
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (b)	13,639	13,017
1.093% 12/9/26 (b)	33,156	30,714
2.383% 7/21/32 (b)	22,445	18,265
2.6% 2/7/30	9,666	8,394
2.615% 4/22/32 (b)	24,562	20,423
2.65% 10/21/32 (b)	12,566	10,364
3.102% 2/24/33 (b)	5,000	4,240
3.272% 9/29/25 (b)	4,833	4,766
3.436% 2/24/43 (b)	5,063	3,851
3.5% 1/23/25	41,477	40,763
3.691% 6/5/28 (b)	14,113	13,459
3.75% 2/25/26	4,622	4,505
3.85% 7/8/24	3,019	3,000
3.85% 1/26/27	24,021	23,198
4% 3/3/24	4,833	4,833
4.017% 10/31/38 (b)	1,000	854
4.25% 10/21/25	3,972	3,902
4.411% 4/23/39 (b)	5,770	5,106
4.75% 10/21/45	12,534	11,453
5.95% 1/15/27	11,915	12,165
6.25% 2/1/41	5,900	6,351
6.75% 10/1/37	20,049	21,792
Intercontinental Exchange, Inc.:
1.85% 9/15/32	8,990	6,934
2.65% 9/15/40	10,990	7,715
3.75% 12/1/25	4,567	4,451
3.75% 9/21/28	7,411	7,072
4% 9/15/27	11,200	10,789
4.25% 9/21/48	8,390	7,147
4.6% 3/15/33	4,600	4,399
Jefferies Financial Group, Inc.:
2.625% 10/15/31	1,933	1,581
4.15% 1/23/30	11,213	10,433
Moody's Corp.:
2% 8/19/31	1,400	1,131
3.25% 1/15/28	12,663	11,918
3.75% 3/24/25	1,000	983
4.25% 8/8/32	1,000	945
4.875% 12/17/48	8,233	7,611
Morgan Stanley:
1.164% 10/21/25 (b)	23,310	22,619
1.512% 7/20/27 (b)	7,810	7,145
1.593% 5/4/27 (b)	11,397	10,507
2.188% 4/28/26 (b)	19,478	18,745
2.239% 7/21/32 (b)	21,895	17,639
2.475% 1/21/28 (b)	2,000	1,850
2.484% 9/16/36 (b)	1,600	1,254
2.511% 10/20/32 (b)	3,963	3,245
2.72% 7/22/25 (b)	15,080	14,897
3.125% 7/27/26	4,448	4,243
3.217% 4/22/42 (b)	14,442	10,858
3.591% 7/22/28 (b)	47,701	45,154
3.7% 10/23/24	4,766	4,708
3.772% 1/24/29 (b)	9,753	9,222
3.875% 4/29/24	11,662	11,624
3.875% 1/27/26	6,171	6,019
3.95% 4/23/27	27,155	26,139
3.971% 7/22/38 (b)	18,965	16,180
4.3% 1/27/45	1,589	1,377
4.375% 1/22/47	8,818	7,609
4.457% 4/22/39 (b)	6,005	5,394
5.123% 2/1/29 (b)	14,400	14,306
5.297% 4/20/37 (b)	7,300	6,993
5.597% 3/24/51 (b)	10,295	10,689
5.948% 1/19/38 (b)	2,720	2,713
6.296% 10/18/28 (b)	24,000	24,809
6.375% 7/24/42	2,303	2,561
7.25% 4/1/32	795	907
NASDAQ, Inc.:
2.5% 12/21/40	2,000	1,326
5.35% 6/28/28	4,280	4,323
5.55% 2/15/34	3,920	3,947
5.95% 8/15/53	1,232	1,267
6.1% 6/28/63	4,600	4,796
Nomura Holdings, Inc.:
2.608% 7/14/31	1,000	822
3.103% 1/16/30	19,128	16,787
5.099% 7/3/25	2,000	1,981
5.605% 7/6/29	7,500	7,540
6.07% 7/12/28	5,700	5,838
Northern Trust Corp. 1.95% 5/1/30	17,158	14,495
S&P Global, Inc.:
2.9% 3/1/32	34,219	29,500
2.95% 1/22/27	4,833	4,586
State Street Corp.:
1.684% 11/18/27 (b)	15,869	14,530
2.65% 5/19/26	5,997	5,701
4.821% 1/26/34 (b)	5,200	5,015
UBS Group AG:
4.55% 4/17/26	8,685	8,533
4.875% 5/15/45	8,979	8,251
		1,106,058
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	4,778	4,649
2.45% 10/29/26	10,778	9,942
3% 10/29/28	5,800	5,212
3.4% 10/29/33	5,896	4,898
3.65% 7/21/27	3,698	3,480
3.85% 10/29/41	5,896	4,577
3.875% 1/23/28	12,472	11,747
4.45% 10/1/25	7,824	7,673
5.3% 1/19/34	2,050	1,978
6.45% 4/15/27 (d)	23,302	23,851
Ally Financial, Inc.:
2.2% 11/2/28	11,270	9,584
5.8% 5/1/25	14,790	14,767
6.848% 1/3/30 (b)	2,900	2,964
6.992% 6/13/29 (b)	2,870	2,949
8% 11/1/31	2,000	2,195
American Express Co.:
2.5% 7/30/24	30,845	30,448
3.95% 8/1/25	18,100	17,782
4.05% 12/3/42	5,541	4,773
5.282% 7/27/29 (b)	12,000	12,061
Capital One Financial Corp.:
2.359% 7/29/32 (b)	3,300	2,495
3.3% 10/30/24	11,544	11,368
3.75% 7/28/26	7,746	7,440
3.75% 3/9/27	28,095	26,822
3.8% 1/31/28	10,327	9,767
5.247% 7/26/30 (b)	5,600	5,461
5.817% 2/1/34 (b)	3,450	3,411
6.051% 2/1/35 (b)	6,850	6,919
6.377% 6/8/34 (b)	3,470	3,575
Discover Financial Services 4.5% 1/30/26	14,948	14,709
Ford Motor Credit Co. LLC:
6.798% 11/7/28	10,510	10,893
6.8% 5/12/28	23,835	24,597
7.122% 11/7/33	6,390	6,811
GE Capital International Funding Co. 3.373% 11/15/25	22,877	22,154
John Deere Capital Corp.:
2.65% 6/24/24	8,309	8,236
2.65% 6/10/26	3,972	3,784
2.8% 9/8/27	5,561	5,208
3.45% 3/7/29	15,887	15,004
Synchrony Financial:
3.7% 8/4/26	3,752	3,541
4.375% 3/19/24	8,940	8,933
5.15% 3/19/29	21,635	20,637
Toyota Motor Credit Corp.:
1.15% 8/13/27	16,723	14,820
1.9% 1/13/27	8,796	8,109
3% 4/1/25	2,000	1,954
3.05% 3/22/27	11,570	10,976
4.45% 6/29/29	2,000	1,965
		435,119
Financial Services - 0.8%
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31	15,853	13,178
Berkshire Hathaway, Inc.:
3.125% 3/15/26	9,135	8,826
4.5% 2/11/43	1,589	1,503
BP Capital Markets America, Inc.:
2.721% 1/12/32	28,999	24,606
3% 2/24/50	11,116	7,416
3.017% 1/16/27	7,547	7,170
3.06% 6/17/41	6,766	5,033
4.812% 2/13/33	5,950	5,805
Brixmor Operating Partnership LP:
3.9% 3/15/27	4,480	4,273
4.05% 7/1/30	4,868	4,479
4.125% 6/15/26	5,997	5,779
4.125% 5/15/29	5,363	5,015
Corebridge Financial, Inc.:
3.9% 4/5/32	4,549	4,004
4.35% 4/5/42	4,800	3,961
6.875% 12/15/52 (b)	5,300	5,291
DH Europe Finance II SARL:
2.2% 11/15/24	6,563	6,415
2.6% 11/15/29	7,675	6,823
3.4% 11/15/49	8,313	6,220
Equitable Holdings, Inc.:
4.35% 4/20/28	6,519	6,277
5% 4/20/48	2,000	1,808
5.594% 1/11/33	2,700	2,722
Fidelity National Information Services, Inc.:
1.15% 3/1/26	16,937	15,663
2.25% 3/1/31	16,065	13,453
Fiserv, Inc.:
3.5% 7/1/29	8,797	8,082
4.4% 7/1/49	14,614	12,226
Global Payments, Inc.:
1.2% 3/1/26	23,465	21,600
2.15% 1/15/27	10,000	9,178
2.9% 5/15/30	2,000	1,724
4.45% 6/1/28	2,000	1,929
5.95% 8/15/52	5,500	5,404
Jackson Financial, Inc. 5.17% 6/8/27	9,500	9,438
Japan International Cooperation Agency 1.75% 4/28/31	7,910	6,440
KfW:
0.375% 7/18/25	13,678	12,856
0.625% 1/22/26	42,629	39,507
2% 5/2/25	3,038	2,935
2.5% 11/20/24	8,281	8,120
2.875% 4/3/28	12,201	11,489
MasterCard, Inc.:
3.3% 3/26/27	5,744	5,510
3.35% 3/26/30	7,992	7,383
3.8% 11/21/46	3,019	2,484
3.85% 3/26/50	14,152	11,691
National Rural Utilities Cooperative Finance Corp.:
4.15% 12/15/32	14,810	13,646
5.8% 1/15/33	5,500	5,688
PayPal Holdings, Inc.:
1.65% 6/1/25	10,855	10,389
2.3% 6/1/30	12,566	10,695
4.4% 6/1/32	10,000	9,594
The Western Union Co. 2.85% 1/10/25	8,700	8,488
Visa, Inc.:
1.1% 2/15/31	16,240	12,829
1.9% 4/15/27	11,387	10,492
2.05% 4/15/30	16,761	14,379
2.7% 4/15/40	9,473	6,995
2.75% 9/15/27	9,468	8,871
3.15% 12/14/25	9,257	8,975
4.3% 12/14/45	5,275	4,716
Voya Financial, Inc.:
3.65% 6/15/26	12,542	12,036
5.7% 7/15/43	2,979	2,889
		484,398
Insurance - 0.7%
ACE INA Holdings, Inc.:
1.375% 9/15/30	21,411	17,331
3.35% 5/3/26	7,152	6,895
4.35% 11/3/45	3,177	2,805
AFLAC, Inc.:
3.6% 4/1/30	4,833	4,480
4% 10/15/46	3,003	2,394
Allstate Corp.:
3.28% 12/15/26	3,750	3,573
4.2% 12/15/46	6,005	4,904
American International Group, Inc.:
3.875% 1/15/35	2,145	1,886
4.2% 4/1/28	14,734	14,310
4.375% 6/30/50	4,543	3,901
4.5% 7/16/44	7,050	6,220
4.7% 7/10/35	4,607	4,159
4.75% 4/1/48	7,808	7,125
Aon Corp. 3.75% 5/2/29	1,800	1,689
Aon North America, Inc.:
5.45% 3/1/34	5,950	5,954
5.75% 3/1/54	3,200	3,213
Aon PLC:
3.5% 6/14/24	6,458	6,415
4.6% 6/14/44	1,271	1,095
4.75% 5/15/45	4,671	4,120
Arthur J. Gallagher & Co.:
3.5% 5/20/51	1,200	833
5.75% 3/2/53	4,060	4,001
Assurant, Inc. 4.9% 3/27/28	3,900	3,820
Athene Holding Ltd.:
3.5% 1/15/31	5,413	4,705
3.95% 5/25/51	2,000	1,459
4.125% 1/12/28	2,000	1,916
Baylor Scott & White Holdings:
Series 2021, 2.839% 11/15/50	14,016	9,288
3.967% 11/15/46	1,986	1,645
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	7,588	6,191
2.85% 10/15/50	10,633	7,023
2.875% 3/15/32	2,000	1,748
4.2% 8/15/48	9,429	8,205
5.75% 1/15/40	11,222	12,065
Brighthouse Financial, Inc. 4.7% 6/22/47	7,547	5,847
Brown & Brown, Inc. 4.2% 3/17/32	6,283	5,704
CNA Financial Corp. 5.5% 6/15/33	3,100	3,126
Fairfax Financial Holdings Ltd.:
4.625% 4/29/30	5,123	4,833
4.85% 4/17/28	1,700	1,662
5.625% 8/16/32	1,900	1,869
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	5,649	5,049
3.6% 8/19/49	6,760	5,091
4.4% 3/15/48	7,713	6,635
Lincoln National Corp.:
3.625% 12/12/26	4,766	4,549
4.35% 3/1/48	2,417	1,873
4.375% 6/15/50	4,833	3,727
Manulife Financial Corp. 4.15% 3/4/26	9,666	9,476
Markel Group, Inc.:
3.35% 9/17/29	4,833	4,353
3.5% 11/1/27	4,000	3,767
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	1,509	1,500
3.875% 3/15/24	7,547	7,543
4.2% 3/1/48	3,868	3,242
4.35% 1/30/47	2,224	1,887
4.375% 3/15/29	6,116	5,975
4.9% 3/15/49	7,388	6,834
MetLife, Inc.:
3.6% 11/13/25	9,666	9,434
4.125% 8/13/42	6,959	5,898
4.55% 3/23/30	8,990	8,805
4.6% 5/13/46	3,589	3,206
4.721% 12/15/44 (b)	3,972	3,546
5.375% 7/15/33	5,845	5,869
5.875% 2/6/41	2,059	2,151
6.375% 6/15/34	2,000	2,158
Principal Financial Group, Inc.:
4.3% 11/15/46	6,356	5,265
5.375% 3/15/33	1,200	1,209
Progressive Corp.:
2.45% 1/15/27	3,765	3,510
2.5% 3/15/27	7,346	6,838
3% 3/15/32	13,862	12,002
4.2% 3/15/48	4,398	3,783
Prudential Financial, Inc.:
3.878% 3/27/28	3,305	3,174
3.905% 12/7/47	437	344
3.935% 12/7/49	8,515	6,683
4.35% 2/25/50	9,924	8,400
4.418% 3/27/48	5,044	4,309
5.125% 3/1/52 (b)	3,335	3,118
5.7% 12/14/36	302	311
6% 9/1/52 (b)	5,360	5,346
6.75% 3/1/53 (b)	1,800	1,871
The Chubb Corp. 6.5% 5/15/38	2,788	3,142
The Travelers Companies, Inc.:
4.1% 3/4/49	4,833	4,075
4.3% 8/25/45	1,159	1,010
5.45% 5/25/53	2,300	2,345
6.25% 6/15/37	6,633	7,291
6.75% 6/20/36	4,500	5,121
Willis Group North America, Inc.:
4.65% 6/15/27	5,827	5,719
5.35% 5/15/33	6,000	5,898
		401,741
TOTAL FINANCIALS		5,278,935
HEALTH CARE - 2.9%
Biotechnology - 0.6%
AbbVie, Inc.:
2.6% 11/21/24	12,276	12,022
2.95% 11/21/26	8,990	8,524
3.2% 11/21/29	15,370	14,062
3.6% 5/14/25	7,149	7,006
3.8% 3/15/25	7,006	6,898
4.05% 11/21/39	8,990	7,882
4.25% 11/14/28	6,585	6,434
4.25% 11/21/49	14,886	12,771
4.3% 5/14/36	4,972	4,617
4.4% 11/6/42	3,793	3,401
4.45% 5/14/46	5,561	4,918
4.5% 5/14/35	10,000	9,527
4.55% 3/15/35	5,282	5,060
4.7% 5/14/45	10,467	9,641
4.75% 3/15/45	5,028	4,661
4.8% 3/15/29	6,500	6,470
4.875% 11/14/48	4,630	4,382
5.05% 3/15/34	9,930	9,979
5.4% 3/15/54	6,500	6,598
Amgen, Inc.:
1.65% 8/15/28	15,418	13,432
1.9% 2/21/25	6,476	6,255
2.3% 2/25/31	16,400	13,723
2.6% 8/19/26	8,340	7,872
2.8% 8/15/41	15,756	11,236
3.125% 5/1/25	1,589	1,548
3.35% 2/22/32	5,640	4,991
3.375% 2/21/50	8,893	6,383
4.4% 5/1/45	7,888	6,734
4.663% 6/15/51	9,908	8,623
4.875% 3/1/53	8,280	7,429
5.15% 3/2/28	12,880	12,905
5.25% 3/2/33	8,730	8,706
5.6% 3/2/43	10,000	10,011
5.65% 3/2/53	11,643	11,638
Biogen, Inc.:
2.25% 5/1/30	1,600	1,339
4.05% 9/15/25	10,000	9,801
Gilead Sciences, Inc.:
1.65% 10/1/30	11,928	9,739
2.8% 10/1/50	11,832	7,625
3.65% 3/1/26	4,909	4,767
4.15% 3/1/47	9,882	8,168
4.75% 3/1/46	8,737	7,942
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	2,000	1,618
		327,338
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories:
3.75% 11/30/26	5,539	5,393
4.75% 11/30/36	3,575	3,505
4.9% 11/30/46	8,261	7,963
Baxter International, Inc.:
1.915% 2/1/27	11,725	10,665
2.539% 2/1/32	12,914	10,588
Becton, Dickinson & Co.:
2.823% 5/20/30	6,989	6,137
3.363% 6/6/24	3,600	3,577
3.7% 6/6/27	22,048	21,137
4.685% 12/15/44	8,630	7,724
Boston Scientific Corp.:
4% 3/1/29	8,579	8,195
4.7% 3/1/49	13,845	12,705
GE Healthcare Holding LLC:
5.65% 11/15/27	5,180	5,261
5.905% 11/22/32	10,170	10,569
Medtronic, Inc. 4.625% 3/15/45	10,267	9,529
Stryker Corp.:
1.95% 6/15/30	7,395	6,188
2.9% 6/15/50	7,395	5,063
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	9,040	8,846
		143,045
Health Care Providers & Services - 1.1%
Aetna, Inc.:
3.875% 8/15/47	4,157	3,108
4.125% 11/15/42	9,013	7,205
Allina Health System, Inc. 3.887% 4/15/49	5,269	4,300
Banner Health:
2.907% 1/1/42	1,305	953
2.913% 1/1/51	10,923	7,049
Baptist Healthcare System Obli 3.54% 8/15/50	10,657	7,906
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	7,302	5,955
Cardinal Health, Inc. 4.368% 6/15/47	11,033	9,070
Centene Corp.:
2.5% 3/1/31	2,000	1,639
2.625% 8/1/31	14,500	11,865
3.375% 2/15/30	16,200	14,291
Children's Hospital Medical Center 4.268% 5/15/44	2,637	2,326
Children's Hospital of Philadelphia 2.704% 7/1/50	8,032	5,242
Cigna Group:
4.125% 11/15/25	7,829	7,696
4.375% 10/15/28	21,090	20,471
4.5% 2/25/26	9,262	9,133
4.8% 8/15/38	18,723	17,365
4.8% 7/15/46	6,037	5,395
4.9% 12/15/48	6,764	6,079
6.125% 11/15/41	2,383	2,520
CommonSpirit Health:
3.91% 10/1/50	12,300	9,450
4.35% 11/1/42	1,589	1,356
CVS Health Corp.:
2.7% 8/21/40	12,035	8,229
2.875% 6/1/26	5,958	5,662
3% 8/15/26	13,153	12,489
3.25% 8/15/29	13,963	12,718
3.875% 7/20/25	3,701	3,625
4.1% 3/25/25	3,272	3,230
4.3% 3/25/28	18,985	18,425
4.875% 7/20/35	2,462	2,347
5% 1/30/29	19,800	19,735
5.05% 3/25/48	21,765	19,414
5.125% 7/20/45	6,997	6,364
5.3% 6/1/33	15,530	15,418
5.3% 12/5/43	3,489	3,247
5.625% 2/21/53	3,100	2,978
Elevance Health, Inc.:
2.55% 3/15/31	1,100	933
3.125% 5/15/50	6,766	4,638
3.65% 12/1/27	27,589	26,374
4.1% 5/15/32	9,100	8,384
4.375% 12/1/47	8,311	7,062
4.55% 3/1/48	3,741	3,273
4.625% 5/15/42	2,065	1,860
4.65% 1/15/43	1,589	1,438
4.75% 2/15/33	10,000	9,665
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	8,468	6,609
HCA Holdings, Inc.:
3.625% 3/15/32	2,000	1,747
4.125% 6/15/29	11,900	11,205
4.375% 3/15/42	10,000	8,305
5.25% 6/15/49	18,865	16,987
5.6% 4/1/34	10,000	9,956
Humana, Inc.:
1.35% 2/3/27	10,039	9,002
2.15% 2/3/32	11,863	9,404
3.125% 8/15/29	6,457	5,845
4.95% 10/1/44	1,986	1,791
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	9,083	6,854
Kaiser Foundation Hospitals:
3.266% 11/1/49	7,259	5,334
4.15% 5/1/47	5,204	4,487
4.875% 4/1/42	1,430	1,358
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	2,383	1,999
MidMichigan Health 3.409% 6/1/50	3,730	2,716
New York & Presbyterian Hospital:
4.024% 8/1/45	2,780	2,358
4.063% 8/1/56	2,089	1,698
Novant Health, Inc. 3.168% 11/1/51	6,588	4,486
NYU Hospitals Center 4.784% 7/1/44	6,037	5,546
Orlando Health Obligated Group 3.327% 10/1/50	6,016	4,408
Partners Healthcare System, Inc. 4.117% 7/1/55	2,780	2,298
Piedmont Healthcare, Inc. 2.719% 1/1/42	1,208	852
Providence St. Joseph Health Obligated Group 2.7% 10/1/51	2,136	1,287
Sabra Health Care LP 3.2% 12/1/31	2,000	1,622
Sutter Health 3.361% 8/15/50	14,596	10,708
Trinity Health Corp. 2.632% 12/1/40	3,512	2,473
UnitedHealth Group, Inc.:
1.15% 5/15/26	3,155	2,906
1.25% 1/15/26	6,254	5,843
2% 5/15/30	2,900	2,440
2.3% 5/15/31	2,662	2,232
2.375% 8/15/24	7,834	7,728
2.9% 5/15/50	6,273	4,167
3.05% 5/15/41	16,300	12,111
3.25% 5/15/51	3,045	2,135
3.375% 4/15/27	4,289	4,123
3.7% 8/15/49	8,334	6,396
3.75% 7/15/25	2,780	2,728
3.75% 10/15/47	7,594	5,921
3.85% 6/15/28	9,222	8,881
3.875% 12/15/28	11,908	11,428
3.875% 8/15/59	9,958	7,662
4.2% 1/15/47	2,859	2,421
4.375% 3/15/42	9,373	8,341
4.625% 7/15/35	7,300	7,046
4.75% 7/15/45	1,327	1,221
4.95% 5/15/62	4,700	4,345
5.25% 2/15/28	8,360	8,500
5.35% 2/15/33	7,610	7,764
5.8% 3/15/36	1,000	1,059
5.875% 2/15/53	7,600	8,131
6.625% 11/15/37	2,000	2,262
6.875% 2/15/38	1,300	1,510
Universal Health Services, Inc. 2.65% 10/15/30	4,000	3,340
West Virginia University Health System Obligated Group 3.129% 6/1/50	4,940	3,109
		644,967
Life Sciences Tools & Services - 0.1%
Danaher Corp. 4.375% 9/15/45	1,883	1,662
Revvity, Inc.:
0.85% 9/15/24	4,476	4,359
2.25% 9/15/31	5,519	4,488
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	12,965	11,563
5.086% 8/10/33	2,820	2,836
5.3% 2/1/44	4,622	4,606
		29,514
Pharmaceuticals - 0.9%
AstraZeneca Finance LLC:
1.2% 5/28/26	7,201	6,623
2.25% 5/28/31	7,008	5,879
4.875% 3/3/33	4,110	4,100
AstraZeneca PLC:
4.375% 11/16/45	5,989	5,296
4.375% 8/17/48	9,825	8,741
6.45% 9/15/37	4,582	5,165
Bayer U.S. Finance II LLC:
2.85% 4/15/25 (d)	3,038	2,924
3.95% 4/15/45 (d)	1,104	763
Bristol-Myers Squibb Co.:
2.9% 7/26/24	9,043	8,947
3.2% 6/15/26	2,128	2,048
3.25% 8/1/42	2,224	1,683
3.4% 7/26/29	4,508	4,203
3.55% 3/15/42	18,866	14,875
4.125% 6/15/39	3,769	3,284
4.25% 10/26/49	9,631	8,080
4.35% 11/15/47	5,317	4,524
4.55% 2/20/48	11,255	9,910
4.9% 2/22/29	7,530	7,512
5.2% 2/22/34	12,270	12,370
5.55% 2/22/54	8,543	8,644
Eli Lilly & Co.:
2.25% 5/15/50	17,138	10,363
4.875% 2/27/53	4,640	4,488
4.95% 2/27/63	3,300	3,183
GlaxoSmithKline Capital PLC 3% 6/1/24	9,260	9,199
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	5,734	6,425
GSK Consumer Healthcare Capital U.S. LLC:
3.375% 3/24/27	14,422	13,699
3.625% 3/24/32	14,451	12,945
Johnson & Johnson:
0.55% 9/1/25	6,409	6,013
1.3% 9/1/30	6,409	5,247
2.1% 9/1/40	7,409	5,035
2.45% 3/1/26	4,440	4,249
2.45% 9/1/60	7,409	4,373
3.4% 1/15/38	7,411	6,290
3.5% 1/15/48	4,766	3,767
3.625% 3/3/37	3,177	2,808
4.375% 12/5/33	2,600	2,568
4.5% 9/1/40	1,800	1,712
4.5% 12/5/43	5,262	4,951
4.85% 5/15/41	3,383	3,330
Merck & Co., Inc.:
2.35% 6/24/40	10,000	6,933
2.45% 6/24/50	4,418	2,722
2.75% 2/10/25	5,729	5,598
3.6% 9/15/42	1,589	1,290
3.7% 2/10/45	5,084	4,115
3.9% 3/7/39	11,666	10,234
4.05% 5/17/28	7,500	7,351
4.5% 5/17/33	11,325	11,013
5% 5/17/53	11,000	10,661
Mylan NV 5.2% 4/15/48	2,383	1,959
Novartis Capital Corp.:
1.75% 2/14/25	7,443	7,206
2.75% 8/14/50	10,923	7,275
3% 11/20/25	8,317	8,059
3.1% 5/17/27	4,679	4,455
3.7% 9/21/42	2,244	1,861
4% 11/20/45	4,162	3,537
Pfizer Investment Enterprises:
4.45% 5/19/28	20,080	19,688
4.65% 5/19/30	9,923	9,761
4.75% 5/19/33	6,140	5,979
5.11% 5/19/43	10,390	9,993
5.34% 5/19/63	17,600	16,953
Pfizer, Inc.:
2.55% 5/28/40	7,297	5,119
2.7% 5/28/50	3,596	2,374
2.95% 3/15/24	3,734	3,731
3% 12/15/26	5,321	5,075
3.45% 3/15/29	6,618	6,222
3.9% 3/15/39	5,004	4,273
4% 12/15/36	9,447	8,482
4.1% 9/15/38	2,000	1,780
4.125% 12/15/46	2,613	2,192
4.2% 9/15/48	6,196	5,279
4.4% 5/15/44	3,328	2,996
7.2% 3/15/39	4,289	5,097
Royalty Pharma PLC 3.35% 9/2/51	8,800	5,760
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	31,123	29,646
Takeda Pharmaceutical Co. Ltd. 2.05% 3/31/30	12,000	10,100
Utah Acquisition Sub, Inc.:
3.95% 6/15/26	2,248	2,170
5.25% 6/15/46	2,622	2,142
Viatris, Inc.:
1.65% 6/22/25	1,800	1,708
2.7% 6/22/30	12,760	10,747
4% 6/22/50	8,750	5,973
Wyeth LLC 5.95% 4/1/37	2,000	2,137
Zoetis, Inc.:
3.95% 9/12/47	1,589	1,271
4.7% 2/1/43	1,032	944
		518,077
TOTAL HEALTH CARE		1,662,941
INDUSTRIALS - 1.7%
Aerospace & Defense - 0.4%
General Dynamics Corp.:
3.75% 5/15/28	7,466	7,193
4.25% 4/1/50	3,867	3,335
Huntington Ingalls Industries, Inc. 4.2% 5/1/30	2,000	1,882
L3Harris Technologies, Inc.:
2.9% 12/15/29	1,000	887
3.832% 4/27/25	5,000	4,908
5.4% 7/31/33	7,000	7,005
Lockheed Martin Corp.:
3.55% 1/15/26	3,017	2,940
4.09% 9/15/52	12,077	10,041
4.95% 10/15/25	10,000	9,983
5.25% 1/15/33	10,000	10,207
5.7% 11/15/54	5,000	5,278
Northrop Grumman Corp.:
3.25% 1/15/28	6,673	6,258
3.85% 4/15/45	1,489	1,184
4.03% 10/15/47	14,958	12,073
4.75% 6/1/43	3,177	2,885
RTX Corp.:
1.9% 9/1/31	9,570	7,631
3.15% 12/15/24	7,070	6,935
3.75% 11/1/46	5,929	4,526
4.05% 5/4/47	1,851	1,483
4.125% 11/16/28	11,685	11,213
4.35% 4/15/47	5,243	4,389
4.45% 11/16/38	12,715	11,334
4.5% 6/1/42	5,863	5,126
4.625% 11/16/48	10,491	9,167
4.875% 10/15/40	795	733
5.15% 2/27/33	9,600	9,506
5.4% 5/1/35	1,800	1,813
5.7% 4/15/40	1,589	1,594
The Boeing Co.:
2.5% 3/1/25	3,654	3,535
2.7% 2/1/27	6,297	5,864
2.95% 2/1/30	8,056	7,061
3.625% 3/1/48	3,177	2,201
3.65% 3/1/47	2,192	1,542
3.75% 2/1/50	12,276	8,715
4.875% 5/1/25	13,891	13,762
5.15% 5/1/30	9,666	9,504
5.705% 5/1/40	31,541	30,724
5.805% 5/1/50	14,268	13,753
6.875% 3/15/39	2,622	2,847
		261,017
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.4% 5/15/31	6,900	5,763
3.1% 8/5/29	5,027	4,561
3.9% 2/1/35	4,686	4,135
4.05% 2/15/48	2,900	2,284
4.4% 1/15/47	6,356	5,280
4.55% 4/1/46	1,192	1,015
4.95% 10/17/48	6,273	5,665
5.25% 5/15/50	3,383	3,189
United Parcel Service, Inc.:
2.4% 11/15/26	5,958	5,614
3.4% 11/15/46	2,104	1,608
3.625% 10/1/42	1,100	883
3.75% 11/15/47	6,842	5,425
4.25% 3/15/49	3,190	2,754
4.45% 4/1/30	4,833	4,757
5.3% 4/1/50	4,669	4,683
6.2% 1/15/38	6,986	7,646
		65,262
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	10,053	9,741
2.493% 2/15/27	7,105	6,598
2.722% 2/15/30	12,373	10,833
3.377% 4/5/40	4,959	3,827
3.577% 4/5/50	11,213	8,273
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 4.9% 12/1/32	11,850	11,612
Masco Corp.:
2% 2/15/31	7,383	5,995
3.125% 2/15/51	3,735	2,490
Owens Corning 3.95% 8/15/29	5,413	5,104
		64,473
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.45% 2/15/31	17,786	14,037
2.9% 7/1/26	3,352	3,202
3.2% 3/15/25	8,957	8,761
3.95% 5/15/28	8,340	8,032
Waste Management, Inc. 4.15% 7/15/49	10,186	8,646
		42,678
Ground Transportation - 0.5%
Burlington Northern Santa Fe LLC:
3% 4/1/25	10,000	9,774
3.05% 2/15/51	3,499	2,389
3.25% 6/15/27	5,958	5,685
3.55% 2/15/50	4,833	3,646
3.9% 8/1/46	3,686	2,978
4.05% 6/15/48	13,373	11,068
4.125% 6/15/47	2,264	1,887
4.15% 4/1/45	1,350	1,141
4.375% 9/1/42	3,575	3,171
4.45% 3/15/43	2,000	1,781
4.55% 9/1/44	2,383	2,133
4.9% 4/1/44	3,177	3,009
5.2% 4/15/54	2,400	2,354
6.15% 5/1/37	2,000	2,184
Canadian National Railway Co.:
2.45% 5/1/50	13,253	8,249
3.2% 8/2/46	2,622	1,943
3.85% 8/5/32	2,000	1,839
Canadian Pacific Railway Co.:
1.75% 12/2/26	8,990	8,244
2.05% 3/5/30	1,800	1,518
2.45% 12/2/31	20,546	18,271
3.1% 12/2/51	9,405	6,391
CSX Corp.:
3.25% 6/1/27	3,972	3,771
3.4% 8/1/24	3,673	3,638
3.8% 11/1/46	4,544	3,581
3.95% 5/1/50	2,840	2,285
4.1% 11/15/32	13,500	12,613
4.1% 3/15/44	5,382	4,538
4.5% 3/15/49	10,963	9,582
4.75% 11/15/48	4,599	4,206
Norfolk Southern Corp.:
3% 3/15/32	4,000	3,440
3.65% 8/1/25	9,532	9,314
3.8% 8/1/28	9,444	9,043
3.95% 10/1/42	1,509	1,238
4.05% 8/15/52	6,859	5,486
4.45% 3/1/33	22,050	21,014
4.65% 1/15/46	2,589	2,296
Union Pacific Corp.:
2.15% 2/5/27	7,153	6,638
2.375% 5/20/31	2,000	1,690
2.4% 2/5/30	2,000	1,743
2.75% 3/1/26	5,290	5,067
2.8% 2/14/32	11,666	10,013
2.891% 4/6/36	7,292	5,882
3% 4/15/27	3,972	3,765
3.25% 2/5/50	10,720	7,720
3.35% 8/15/46	3,750	2,713
3.375% 2/14/42	4,000	3,130
3.6% 9/15/37	2,622	2,242
3.799% 10/1/51	2,224	1,760
3.839% 3/20/60	11,170	8,485
3.95% 9/10/28	2,000	1,940
4.95% 5/15/53	3,730	3,569
		262,057
Industrial Conglomerates - 0.2%
3M Co.:
2% 2/14/25	5,027	4,856
2.375% 8/26/29	8,822	7,660
2.65% 4/15/25	3,613	3,498
2.875% 10/15/27	3,177	2,941
3.05% 4/15/30	2,912	2,580
3.125% 9/19/46	2,192	1,517
3.25% 8/26/49	6,797	4,699
3.7% 4/15/50	3,595	2,654
5.7% 3/15/37	1,900	1,980
General Electric Co.:
3.625% 5/1/30	9,492	8,622
6.875% 1/10/39	119	141
Honeywell International, Inc.:
1.35% 6/1/25	8,120	7,761
1.95% 6/1/30	8,796	7,436
2.5% 11/1/26	5,688	5,361
2.8% 6/1/50	8,168	5,676
3.812% 11/21/47	1,113	894
4.875% 9/1/29	4,580	4,583
5% 3/1/35	4,580	4,566
5.25% 3/1/54	4,580	4,571
Trane Technologies Financing Ltd.:
3.8% 3/21/29	11,400	10,778
4.65% 11/1/44	4,766	4,286
		97,060
Machinery - 0.2%
Caterpillar Financial Services Corp.:
1.1% 9/14/27	11,416	10,064
2.4% 8/9/26	2,264	2,134
Caterpillar, Inc.:
3.25% 9/19/49	13,214	9,719
3.803% 8/15/42	1,986	1,657
5.3% 9/15/35	5,561	5,795
Cummins, Inc. 1.5% 9/1/30	4,833	3,906
Deere & Co.:
2.875% 9/7/49	9,579	6,691
3.9% 6/9/42	7,000	5,985
5.375% 10/16/29	795	821
Eaton Corp.:
4% 11/2/32	1,509	1,417
4.15% 11/2/42	1,509	1,313
4.7% 8/23/52	5,800	5,360
Otis Worldwide Corp.:
2.565% 2/15/30	10,633	9,273
3.362% 2/15/50	8,091	5,873
Parker Hannifin Corp.:
3.25% 3/1/27	4,488	4,268
4% 6/14/49	4,727	3,861
4.1% 3/1/47	4,496	3,696
4.5% 9/15/29	2,000	1,956
Stanley Black & Decker, Inc.:
2.3% 2/24/25	2,000	1,938
4.25% 11/15/28	4,000	3,862
5.2% 9/1/40	7,100	6,617
		96,206
Passenger Airlines - 0.1%
American Airlines Pass Through Trust equipment trust certificate 2.875% 1/11/36	6,062	5,153
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	4,179	3,832
Southwest Airlines Co.:
2.625% 2/10/30	2,000	1,730
5.125% 6/15/27	8,833	8,797
United Airlines 2015-1 Class AA pass-thru trust 3.45% 6/1/29	358	335
United Airlines Pass-Through Trust Series 2023-1 Class A, 5.8% 7/15/37	7,800	7,907
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30	8,171	7,487
United Airlines, Inc. equipment trust certificate Series 2012-2B 4% 4/29/26	1,877	1,850
		37,091
Professional Services - 0.0%
Leidos, Inc. 2.3% 2/15/31	1,300	1,066
Thomson Reuters Corp.:
3.35% 5/15/26	5,561	5,337
5.5% 8/15/35	2,000	2,032
		8,435
Trading Companies & Distributors - 0.0%
Air Lease Corp.:
2.2% 1/15/27	6,863	6,292
2.3% 2/1/25	5,000	4,842
3% 2/1/30	1,900	1,654
3.125% 12/1/30	9,666	8,332
3.625% 12/1/27	7,593	7,134
		28,254
TOTAL INDUSTRIALS		962,533
INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
2.5% 9/20/26	3,972	3,748
3.5% 6/15/25	3,392	3,329
4.85% 2/26/29	7,570	7,582
5.05% 2/26/34	7,300	7,348
5.3% 2/26/54	3,650	3,694
5.9% 2/15/39	9,863	10,585
		36,286
Electronic Equipment, Instruments & Components - 0.2%
Corning, Inc.:
3.9% 11/15/49	4,833	3,727
4.75% 3/15/42	3,972	3,538
Dell International LLC/EMC Corp.:
4% 7/15/24	9,135	9,073
4.9% 10/1/26	7,506	7,437
5.3% 10/1/29	19,994	20,041
6.02% 6/15/26	12,821	12,962
8.1% 7/15/36	8,303	9,960
8.35% 7/15/46	9,542	12,072
Tyco Electronics Group SA:
3.45% 8/1/24	2,899	2,874
3.7% 2/15/26	4,253	4,143
7.125% 10/1/37	1,966	2,239
Vontier Corp. 2.95% 4/1/31	3,500	2,880
		90,946
IT Services - 0.1%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	11,406	10,564
IBM Corp.:
1.95% 5/15/30	11,102	9,293
2.95% 5/15/50	11,005	7,279
3% 5/15/24	9,538	9,488
3.3% 5/15/26	9,666	9,304
3.5% 5/15/29	13,474	12,591
4.25% 5/15/49	8,612	7,227
4.4% 7/27/32	8,100	7,736
4.7% 2/19/46	3,932	3,536
5.6% 11/30/39	6,500	6,692
		83,710
Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc.:
2.8% 10/1/41	11,812	8,399
3.5% 12/5/26	1,700	1,642
Applied Materials, Inc. 4.35% 4/1/47	10,263	9,124
Broadcom Corp./Broadcom Cayman LP:
3.5% 1/15/28	5,561	5,239
3.875% 1/15/27	3,043	2,940
Broadcom, Inc.:
2.45% 2/15/31 (d)	28,182	23,544
2.6% 2/15/33 (d)	9,400	7,555
3.187% 11/15/36 (d)	1,000	784
3.419% 4/15/33 (d)	11,000	9,395
3.459% 9/15/26	10,027	9,621
3.469% 4/15/34 (d)	3,391	2,864
3.75% 2/15/51 (d)	17,216	12,871
4.3% 11/15/32	9,956	9,220
4.75% 4/15/29	13,584	13,326
Intel Corp.:
2% 8/12/31	7,124	5,785
2.45% 11/15/29	10,216	8,954
2.8% 8/12/41	10,000	7,104
3.05% 8/12/51	7,124	4,714
3.25% 11/15/49	8,313	5,760
3.734% 12/8/47	2,594	1,972
3.9% 3/25/30	9,048	8,513
4% 8/5/29	2,000	1,913
4.1% 5/19/46	5,561	4,615
4.1% 5/11/47	1,906	1,572
4.15% 8/5/32	2,000	1,878
4.6% 3/25/40	2,000	1,858
4.75% 3/25/50	9,512	8,478
4.875% 2/10/28	10,180	10,157
5.625% 2/10/43	5,000	5,078
5.7% 2/10/53	8,000	8,110
5.9% 2/10/63	1,600	1,667
Lam Research Corp. 2.875% 6/15/50	11,648	7,858
Marvell Technology, Inc. 2.95% 4/15/31	2,000	1,714
Micron Technology, Inc.:
2.703% 4/15/32	8,400	6,895
4.663% 2/15/30	6,573	6,359
5.375% 4/15/28	8,560	8,606
NVIDIA Corp.:
2% 6/15/31	20,182	16,858
2.85% 4/1/30	8,603	7,748
3.5% 4/1/50	4,785	3,752
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.65% 2/15/32	17,641	14,470
5% 1/15/33	8,500	8,214
Qualcomm, Inc.:
1.65% 5/20/32	14,000	10,930
3.45% 5/20/25	2,000	1,960
4.3% 5/20/47	8,023	6,961
4.8% 5/20/45	2,000	1,885
5.4% 5/20/33	18,000	18,683
Texas Instruments, Inc.:
1.9% 9/15/31	2,000	1,651
3.65% 8/16/32	2,000	1,838
4.15% 5/15/48	5,526	4,692
4.6% 2/15/28	10,000	9,981
5.05% 5/18/63	7,000	6,693
		352,400
Software - 0.5%
Fortinet, Inc. 2.2% 3/15/31	2,000	1,655
Microsoft Corp.:
2.525% 6/1/50	32,153	20,703
2.675% 6/1/60	5,334	3,366
2.7% 2/12/25	13,643	13,338
2.921% 3/17/52	36,922	25,533
3.041% 3/17/62	3,278	2,234
3.45% 8/8/36	2,307	2,032
4.2% 11/3/35	1,700	1,646
Oracle Corp.:
1.65% 3/25/26	9,109	8,460
2.5% 4/1/25	8,564	8,291
2.65% 7/15/26	7,149	6,733
2.875% 3/25/31	11,675	10,069
2.95% 5/15/25	3,972	3,853
2.95% 4/1/30	12,477	11,065
3.25% 11/15/27	13,584	12,740
3.4% 7/8/24	3,753	3,722
3.6% 4/1/40	13,600	10,500
3.6% 4/1/50	12,383	8,718
3.85% 7/15/36	8,047	6,766
3.85% 4/1/60	14,393	10,017
3.95% 3/25/51	10,575	7,888
4% 7/15/46	7,785	5,987
4% 11/15/47	13,899	10,648
4.125% 5/15/45	2,383	1,889
4.3% 7/8/34	3,078	2,793
4.9% 2/6/33	15,000	14,504
5.375% 7/15/40	19,029	18,215
6.125% 7/8/39	1,800	1,851
Roper Technologies, Inc.:
1% 9/15/25	7,443	6,973
1.4% 9/15/27	7,250	6,411
1.75% 2/15/31	7,250	5,798
2% 6/30/30	14,306	11,910
3.8% 12/15/26	6,752	6,530
Salesforce, Inc.:
1.95% 7/15/31	10,300	8,435
2.7% 7/15/41	12,000	8,567
VMware, Inc.:
1.4% 8/15/26	22,344	20,311
4.65% 5/15/27	2,000	1,958
4.7% 5/15/30	2,000	1,924
		314,033
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
0.55% 8/20/25	14,113	13,268
0.7% 2/8/26	10,933	10,107
1.125% 5/11/25	10,000	9,548
1.2% 2/8/28	10,000	8,787
1.25% 8/20/30	13,098	10,609
1.7% 8/5/31	7,886	6,423
2.375% 2/8/41	13,368	9,403
2.45% 8/4/26	16,363	15,486
2.55% 8/20/60	5,162	3,173
2.65% 5/11/50	4,157	2,707
2.85% 8/5/61	7,887	5,021
2.9% 9/12/27	11,161	10,531
2.95% 9/11/49	21,247	14,856
3% 11/13/27	7,944	7,515
3.2% 5/13/25	8,332	8,158
3.2% 5/11/27	13,008	12,418
3.35% 8/8/32	7,000	6,356
3.75% 9/12/47	4,833	3,941
3.75% 11/13/47	5,541	4,507
3.85% 5/4/43	10,327	8,839
4% 5/10/28	3,300	3,229
4.25% 2/9/47	1,986	1,787
4.3% 5/10/33	3,300	3,265
4.375% 5/13/45	3,725	3,401
4.5% 2/23/36	7,355	7,231
4.65% 2/23/46	14,788	13,978
Hewlett Packard Enterprise Co.:
1.45% 4/1/24	2,000	1,993
4.9% 10/15/25 (b)	7,746	7,693
6.2% 10/15/35 (b)	6,390	6,676
6.35% 10/15/45 (b)	1,493	1,543
HP, Inc.:
2.2% 6/17/25	11,261	10,811
4.2% 4/15/32	6,450	5,953
5.5% 1/15/33	2,000	2,006
6% 9/15/41	3,192	3,273
		244,492
TOTAL INFORMATION TECHNOLOGY		1,121,867
MATERIALS - 0.7%
Chemicals - 0.4%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	4,785	4,523
2.05% 5/15/30	5,220	4,441
2.7% 5/15/40	4,495	3,237
2.8% 5/15/50	5,346	3,560
Celanese U.S. Holdings LLC:
6.33% 7/15/29	2,000	2,054
6.35% 11/15/28	3,640	3,744
6.379% 7/15/32	7,400	7,582
6.7% 11/15/33	3,500	3,677
CF Industries Holdings, Inc. 4.95% 6/1/43	5,900	5,246
DuPont de Nemours, Inc.:
4.725% 11/15/28	13,619	13,543
5.319% 11/15/38	8,458	8,361
Eastman Chemical Co. 4.65% 10/15/44	2,383	2,022
Ecolab, Inc.:
1.3% 1/30/31	6,356	5,040
2.7% 11/1/26	5,243	4,976
2.75% 8/18/55	8,768	5,455
Linde, Inc.:
3.2% 1/30/26	5,036	4,881
3.55% 11/7/42	1,589	1,269
LYB International Finance BV 4.875% 3/15/44	4,647	4,087
LYB International Finance II BV 3.5% 3/2/27	19,438	18,523
LYB International Finance III LLC:
3.375% 10/1/40	7,366	5,464
3.625% 4/1/51	7,366	5,123
LyondellBasell Industries NV 4.625% 2/26/55	2,970	2,437
Nutrien Ltd.:
4% 12/15/26	9,055	8,768
4.2% 4/1/29	4,109	3,950
5% 4/1/49	7,152	6,466
5.25% 1/15/45	2,780	2,585
5.625% 12/1/40	1,430	1,401
Sherwin-Williams Co.:
2.95% 8/15/29	2,000	1,797
3.45% 6/1/27	17,609	16,771
3.8% 8/15/49	2,919	2,252
4.5% 6/1/47	6,776	5,873
The Dow Chemical Co.:
2.1% 11/15/30	6,863	5,730
3.6% 11/15/50	7,056	5,138
4.375% 11/15/42	3,872	3,257
4.8% 11/30/28	6,792	6,742
4.8% 5/15/49	6,112	5,334
9.4% 5/15/39	2,383	3,172
The Mosaic Co.:
4.05% 11/15/27	4,575	4,395
5.625% 11/15/43	2,979	2,846
Westlake Corp.:
0.875% 8/15/24	4,300	4,203
3.125% 8/15/51	6,500	4,085
5% 8/15/46	1,589	1,414
		215,424
Construction Materials - 0.0%
Martin Marietta Materials, Inc. 3.5% 12/15/27	2,000	1,896
Containers & Packaging - 0.0%
International Paper Co.:
4.4% 8/15/47	6,908	5,739
5.15% 5/15/46	1,438	1,320
WRKCo, Inc.:
3% 6/15/33	2,000	1,687
3.375% 9/15/27	2,000	1,882
4.2% 6/1/32	4,833	4,540
		15,168
Metals & Mining - 0.3%
ArcelorMittal SA 6.8% 11/29/32	9,000	9,514
Barrick Gold Corp. 5.25% 4/1/42	3,575	3,483
Barrick North America Finance LLC 5.75% 5/1/43	2,000	2,047
Barrick PD Australia Finance Pty Ltd. 5.95% 10/15/39	2,000	2,048
BHP Billiton Financial (U.S.A.) Ltd.:
4.75% 2/28/28	7,460	7,410
4.9% 2/28/33	8,000	7,893
5% 9/30/43	3,783	3,619
Freeport-McMoRan, Inc. 4.625% 8/1/30	32,382	30,860
Newmont Corp.:
2.25% 10/1/30	14,340	11,992
2.8% 10/1/29	2,707	2,405
5.45% 6/9/44	5,093	4,975
Nucor Corp.:
2.7% 6/1/30	3,900	3,440
2.979% 12/15/55	3,177	2,050
6.4% 12/1/37	4,833	5,291
Rio Tinto Finance (U.S.A.) Ltd.:
5.2% 11/2/40	10,343	10,183
7.125% 7/15/28	1,589	1,731
Rio Tinto Finance (U.S.A.) PLC 5.125% 3/9/53	5,600	5,382
Southern Copper Corp.:
3.875% 4/23/25	2,915	2,856
5.25% 11/8/42	4,588	4,296
7.5% 7/27/35	4,833	5,555
Vale Overseas Ltd.:
3.75% 7/8/30	19,333	17,420
6.125% 6/12/33	2,150	2,174
6.25% 8/10/26	2,417	2,452
Vale SA 5.625% 9/11/42	5,243	5,122
		154,198
Paper & Forest Products - 0.0%
Suzano Austria GmbH:
2.5% 9/15/28	11,930	10,407
6% 1/15/29	9,570	9,570
		19,977
TOTAL MATERIALS		406,663
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	7,371	5,699
3% 5/18/51	5,582	3,512
4.85% 4/15/49	9,154	7,981
American Homes 4 Rent LP 4.25% 2/15/28	7,636	7,336
American Tower Corp.:
1.3% 9/15/25	7,221	6,789
2.1% 6/15/30	12,189	10,030
3.1% 6/15/50	4,456	2,916
3.55% 7/15/27	6,792	6,437
3.7% 10/15/49	4,833	3,507
AvalonBay Communities, Inc.:
2.05% 1/15/32	2,000	1,630
2.3% 3/1/30	4,833	4,154
5% 2/15/33	3,800	3,724
Boston Properties, Inc.:
2.55% 4/1/32	1,100	855
2.75% 10/1/26	5,561	5,147
2.9% 3/15/30	1,400	1,181
3.25% 1/30/31	15,176	12,787
3.4% 6/21/29	2,300	2,030
Camden Property Trust 4.1% 10/15/28	2,000	1,926
Corporate Office Properties LP 2.75% 4/15/31	4,000	3,229
Crown Castle, Inc.:
1.35% 7/15/25	21,460	20,306
2.25% 1/15/31	5,771	4,716
3.25% 1/15/51	5,220	3,533
5.1% 5/1/33	12,860	12,430
EPR Properties:
4.5% 6/1/27	2,000	1,891
4.95% 4/15/28	4,000	3,795
ERP Operating LP:
1.85% 8/1/31	14,500	11,652
3.25% 8/1/27	10,314	9,688
Healthpeak OP, LLC:
3% 1/15/30	9,937	8,707
3.4% 2/1/25	387	379
5.25% 12/15/32	3,000	2,934
Invitation Homes Operating Partnership LP 4.15% 4/15/32	6,186	5,580
Kilroy Realty LP:
2.5% 11/15/32	2,100	1,553
2.65% 11/15/33	1,700	1,238
Kimco Realty OP, LLC:
1.9% 3/1/28	8,216	7,197
3.8% 4/1/27	3,177	3,044
4.125% 12/1/46	7,944	6,033
4.45% 9/1/47	4,114	3,259
Kite Realty Group Trust 4% 3/15/25	1,400	1,370
LXP Industrial Trust (REIT) 2.375% 10/1/31	2,417	1,919
NNN (REIT), Inc. 3% 4/15/52	6,766	4,321
Office Properties Income Trust:
2.65% 6/15/26	1,600	946
3.45% 10/15/31	2,000	880
4.5% 2/1/25	2,000	1,620
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	3,093	2,604
4.5% 1/15/25	6,362	6,296
4.5% 4/1/27	7,547	7,257
Prologis LP:
1.625% 3/15/31	11,425	9,074
1.75% 2/1/31	23,383	18,947
2.125% 4/15/27	9,502	8,726
3.25% 10/1/26	3,701	3,531
4.875% 6/15/28	2,700	2,697
5.25% 6/15/53	3,300	3,198
Realty Income Corp.:
3.4% 1/15/30	2,000	1,813
3.95% 8/15/27	6,200	5,988
4.7% 12/15/28	4,500	4,422
4.85% 3/15/30	15,000	14,700
4.9% 7/15/33	6,450	6,154
5.05% 1/13/26	4,500	4,481
Simon Property Group LP:
2.2% 2/1/31	21,169	17,360
3.25% 9/13/49	9,260	6,418
3.375% 12/1/27	17,551	16,555
UDR, Inc. 2.1% 6/15/33	12,929	9,781
Ventas Realty LP:
3.25% 10/15/26	2,780	2,624
3.5% 2/1/25	3,177	3,113
3.85% 4/1/27	7,547	7,191
4% 3/1/28	17,202	16,370
4.125% 1/15/26	1,152	1,121
4.375% 2/1/45	2,383	1,886
4.875% 4/15/49	2,262	1,920
VICI Properties LP:
4.375% 5/15/25	2,000	1,964
4.75% 2/15/28	11,117	10,766
5.125% 5/15/32	5,838	5,478
Vornado Realty LP 3.4% 6/1/31	2,000	1,552
Welltower OP LLC:
4.95% 9/1/48	7,944	7,161
6.5% 3/15/41	1,100	1,187
Weyerhaeuser Co. 4% 4/15/30	9,183	8,588
WP Carey, Inc. 2.45% 2/1/32	2,000	1,593
		432,377
Real Estate Management & Development - 0.1%
CBRE Group, Inc. 4.875% 3/1/26	4,528	4,478
Digital Realty Trust LP:
3.7% 8/15/27	8,356	7,972
4.45% 7/15/28	2,000	1,935
Essex Portfolio LP:
1.65% 1/15/31	2,000	1,563
1.7% 3/1/28	2,000	1,738
2.55% 6/15/31	2,000	1,648
3% 1/15/30	1,477	1,296
3.375% 4/15/26	2,000	1,923
4% 3/1/29	4,833	4,569
Mid-America Apartments LP:
1.1% 9/15/26	2,000	1,806
3.95% 3/15/29	5,510	5,256
Tanger Properties LP 3.875% 7/15/27	4,925	4,520
		38,704
TOTAL REAL ESTATE		471,081
UTILITIES - 2.4%
Electric Utilities - 1.7%
AEP Texas, Inc.:
3.8% 10/1/47	3,383	2,517
4.7% 5/15/32	4,000	3,823
AEP Transmission Co. LLC:
2.75% 8/15/51	5,703	3,553
4% 12/1/46	3,000	2,422
5.4% 3/15/53	3,440	3,406
Alabama Power Co.:
1.45% 9/15/30	14,500	11,659
3.7% 12/1/47	4,679	3,547
3.75% 3/1/45	795	624
4.15% 8/15/44	3,694	3,078
4.3% 7/15/48	4,671	3,916
5.2% 6/1/41	3,058	2,998
American Electric Power Co., Inc.:
3.25% 3/1/50	2,494	1,707
4.3% 12/1/28	13,893	13,381
Appalachian Power Co.:
4.45% 6/1/45	4,766	3,925
4.5% 3/1/49	7,259	5,859
Arizona Public Service Co.:
2.95% 9/15/27	5,861	5,484
5.55% 8/1/33	8,900	8,929
6.35% 12/15/32	4,000	4,230
Baltimore Gas & Electric Co.:
2.25% 6/15/31	2,000	1,666
2.9% 6/15/50	6,360	4,124
3.5% 8/15/46	1,986	1,465
5.4% 6/1/53	2,300	2,256
CenterPoint Energy Houston Electric LLC:
3.35% 4/1/51	9,077	6,526
3.55% 8/1/42	1,509	1,176
4.25% 2/1/49	2,068	1,753
4.95% 4/1/33	4,500	4,434
Cincinnati Gas & Electric Co. 4.3% 2/1/49	21,562	17,546
Cleco Corporate Holdings LLC 3.743% 5/1/26	4,496	4,319
Commonwealth Edison Co.:
3.1% 11/1/24	7,944	7,805
3.2% 11/15/49	13,533	9,323
3.65% 6/15/46	2,272	1,729
3.7% 3/1/45	2,462	1,920
3.75% 8/15/47	4,885	3,748
4% 3/1/48	5,426	4,372
4% 3/1/49	4,762	3,806
Connecticut Light & Power Co. 5.25% 1/15/53	4,200	4,094
Dayton Power & Light Co. 3.95% 6/15/49	1,400	1,030
DTE Electric Co.:
1.9% 4/1/28	7,800	6,949
3.95% 3/1/49	2,900	2,344
5.2% 3/1/34	5,700	5,672
5.4% 4/1/53	4,690	4,647
Duke Energy Carolinas LLC:
2.85% 3/15/32	2,417	2,054
2.95% 12/1/26	4,766	4,543
3.2% 8/15/49	6,345	4,383
3.75% 6/1/45	1,589	1,229
3.875% 3/15/46	3,097	2,413
4% 9/30/42	2,979	2,438
4.95% 1/15/33	8,000	7,886
5.4% 1/15/54	4,800	4,677
6% 1/15/38	1,800	1,889
Duke Energy Corp.:
2.45% 6/1/30	5,220	4,464
2.65% 9/1/26	10,605	9,977
3.75% 4/15/24	4,766	4,754
3.75% 9/1/46	7,253	5,412
4.2% 6/15/49	7,520	5,918
4.5% 8/15/32	1,000	939
4.8% 12/15/45	2,216	1,946
5% 8/15/52	1,600	1,425
Duke Energy Florida LLC 3.4% 10/1/46	1,986	1,430
Duke Energy Progress LLC:
3.4% 4/1/32	9,666	8,550
4.15% 12/1/44	1,430	1,170
4.375% 3/30/44	1,589	1,358
5.35% 3/15/53	7,000	6,781
Edison International:
4.125% 3/15/28	2,000	1,911
5.75% 6/15/27	2,000	2,019
Entergy Corp.:
0.9% 9/15/25	13,436	12,558
2.95% 9/1/26	3,734	3,544
3.75% 6/15/50	3,287	2,378
Entergy Louisiana LLC:
2.35% 6/15/32	18,700	15,150
3.12% 9/1/27	1,600	1,506
4.2% 9/1/48	2,526	2,043
Entergy, Inc.:
3.55% 9/30/49	3,211	2,319
4% 3/30/29	14,040	13,414
5.15% 1/15/33	3,100	3,104
5.3% 9/15/33	5,730	5,746
Eversource Energy:
2.55% 3/15/31	12,735	10,505
2.9% 10/1/24	6,792	6,677
3.35% 3/15/26	5,251	5,043
3.45% 1/15/50	3,548	2,427
Exelon Corp.:
3.95% 6/15/25	15,612	15,320
4.05% 4/15/30	2,000	1,876
5.1% 6/15/45	874	798
5.3% 3/15/33	12,280	12,158
FirstEnergy Corp.:
1.6% 1/15/26	9,970	9,223
2.25% 9/1/30	10,730	8,831
3.4% 3/1/50	2,900	1,938
4.15% 7/15/27	6,752	6,413
5.1% 7/15/47	3,732	3,216
Florida Power & Light Co.:
2.45% 2/3/32	2,000	1,669
3.125% 12/1/25	4,051	3,932
3.15% 10/1/49	5,556	3,830
3.25% 6/1/24	3,753	3,728
3.8% 12/15/42	8,900	7,276
4.05% 10/1/44	4,304	3,628
4.125% 6/1/48	9,771	8,086
5.1% 4/1/33	7,400	7,368
Georgia Power Co.:
3.25% 3/30/27	6,781	6,407
4.65% 5/16/28	4,830	4,760
4.7% 5/15/32	4,000	3,866
4.95% 5/17/33	10,160	9,947
5.25% 3/15/34	5,700	5,674
Indiana Michigan Power Co. 3.25% 5/1/51	3,867	2,612
Interstate Power and Light Co.:
2.3% 6/1/30	11,051	9,314
3.25% 12/1/24	2,000	1,966
ITC Holdings Corp. 3.35% 11/15/27	2,000	1,875
MidAmerican Energy Co. 3.15% 4/15/50	7,100	4,856
Nevada Power Co. 3.125% 8/1/50	5,300	3,463
NextEra Energy Capital Holdings, Inc.:
1.875% 1/15/27	13,726	12,524
1.9% 6/15/28	9,666	8,460
2.44% 1/15/32	13,630	11,070
2.94% 3/21/24	2,000	1,997
5% 7/15/32	8,800	8,571
5.05% 2/28/33	9,100	8,879
Northern States Power Co.:
2.6% 6/1/51	10,440	6,447
2.9% 3/1/50	9,483	6,190
3.4% 8/15/42	1,589	1,206
4.125% 5/15/44	3,575	2,948
NSTAR Electric Co.:
3.2% 5/15/27	6,076	5,792
4.95% 9/15/52	3,710	3,438
Oglethorpe Power Corp.:
4.5% 4/1/47	2,500	2,034
5.05% 10/1/48	2,000	1,765
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	25,429	23,644
3.1% 9/15/49	15,204	10,437
3.8% 9/30/47	7,733	5,941
Pacific Gas & Electric Co.:
3.15% 1/1/26	11,600	11,088
3.25% 6/1/31	4,833	4,147
3.45% 7/1/25	4,833	4,694
3.5% 6/15/25	9,666	9,378
4.2% 3/1/29	1,000	943
4.2% 6/1/41	24,166	18,997
4.55% 7/1/30	30,062	28,215
4.75% 2/15/44	967	807
5.45% 6/15/27	1,100	1,098
6.7% 4/1/53	5,910	6,322
PacifiCorp:
3.6% 4/1/24	3,177	3,171
4.125% 1/15/49	10,692	8,349
4.15% 2/15/50	2,900	2,257
6% 1/15/39	4,919	5,060
PG&E Wildfire Recovery:
5.081% 6/1/43	1,000	982
5.099% 6/1/54	5,100	5,012
5.212% 12/1/49	11,120	10,960
Potomac Electric Power Co. 6.5% 11/15/37	3,024	3,331
PPL Capital Funding, Inc. 3.1% 5/15/26	6,356	6,059
PPL Electric Utilities Corp.:
3% 10/1/49	10,557	7,193
4.15% 10/1/45	2,780	2,294
Progress Energy, Inc. 6% 12/1/39	4,131	4,170
Public Service Co. of Colorado:
2.9% 5/15/25	8,737	8,470
3.8% 6/15/47	3,678	2,775
4.1% 6/1/32	2,000	1,855
4.1% 6/15/48	2,000	1,590
6.25% 9/1/37	2,000	2,117
Public Service Electric & Gas Co.:
2.45% 1/15/30	8,071	7,019
3.15% 1/1/50	9,135	6,361
3.65% 9/1/42	2,244	1,771
4% 6/1/44	3,972	3,159
5.2% 8/1/33	3,300	3,334
Puget Sound Energy, Inc. 4.3% 5/20/45	5,092	4,189
Southern California Edison Co.:
2.25% 6/1/30	7,198	6,077
2.95% 2/1/51	15,950	10,248
3.7% 8/1/25	2,000	1,954
4% 4/1/47	7,944	6,199
4.125% 3/1/48	5,606	4,484
4.875% 3/1/49	8,000	7,116
5.7% 3/1/53	3,300	3,281
5.85% 11/1/27	9,900	10,137
Southern Co.:
3.25% 7/1/26	10,737	10,268
3.7% 4/30/30	10,000	9,219
4.4% 7/1/46	5,814	4,900
5.15% 10/6/25	8,000	7,989
Southwestern Electric Power Co.:
1.65% 3/15/26	10,000	9,304
5.3% 4/1/33	5,310	5,239
Tampa Electric Co.:
4.45% 6/15/49	9,306	7,898
6.15% 5/15/37	4,972	5,126
Union Electric Co.:
3.9% 9/15/42	2,940	2,379
5.45% 3/15/53	7,400	7,261
Virginia Electric & Power Co.:
3.1% 5/15/25	3,177	3,089
3.3% 12/1/49	5,800	4,085
3.8% 4/1/28	11,844	11,359
3.8% 9/15/47	6,522	4,969
4.2% 5/15/45	8,383	6,908
4.45% 2/15/44	2,185	1,879
4.6% 12/1/48	5,624	4,887
6% 5/15/37	1,589	1,650
Wisconsin Electric Power Co. 4.25% 6/1/44	3,734	3,063
Xcel Energy, Inc.:
3.35% 12/1/26	2,383	2,252
4% 6/15/28	1,900	1,813
4.6% 6/1/32	11,300	10,537
		1,001,852
Gas Utilities - 0.1%
Atmos Energy Corp.:
1.5% 1/15/31	2,000	1,593
5.45% 10/15/32	13,820	14,171
CenterPoint Energy Resources Corp.:
4% 4/1/28	7,400	7,106
4.4% 7/1/32	2,000	1,893
5.25% 3/1/28	2,400	2,416
Dominion Gas Holdings LLC 2.5% 11/15/24	8,816	8,629
Piedmont Natural Gas Co., Inc. 3.5% 6/1/29	10,000	9,209
Southern California Gas Co.:
2.6% 6/15/26	10,509	9,956
6.35% 11/15/52	4,200	4,619
Southern Co. Gas Capital Corp. 3.95% 10/1/46	10,740	8,142
Southwest Gas Corp. 5.45% 3/23/28	6,606	6,668
Washington Gas Light Co. 3.796% 9/15/46	2,400	1,773
		76,175
Independent Power and Renewable Electricity Producers - 0.0%
Constellation Energy Generation, LLC:
3.25% 6/1/25	15,566	15,119
6.25% 10/1/39	2,000	2,062
Emera U.S. Finance LP:
3.55% 6/15/26	2,100	2,014
4.75% 6/15/46	4,138	3,387
		22,582
Multi-Utilities - 0.5%
Ameren Corp. 1.95% 3/15/27	8,995	8,220
Ameren Illinois Co.:
3.8% 5/15/28	1,500	1,447
4.5% 3/15/49	5,993	5,199
4.95% 6/1/33	4,600	4,528
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	7,944	7,441
3.7% 7/15/30	7,954	7,347
3.8% 7/15/48	7,944	6,038
4.25% 10/15/50	6,859	5,526
4.5% 2/1/45	5,282	4,687
5.15% 11/15/43	6,144	5,899
CenterPoint Energy, Inc. 3.7% 9/1/49	4,833	3,523
CMS Energy Corp. 4.875% 3/1/44	3,972	3,648
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	2,272	1,765
4.45% 3/15/44	6,356	5,528
4.5% 5/15/58	7,530	6,334
4.65% 12/1/48	8,317	7,270
5.2% 3/1/33	30,000	30,226
5.5% 12/1/39	1,986	1,985
Consumers Energy Co.:
2.65% 8/15/52	5,707	3,537
3.5% 8/1/51	2,900	2,169
Delmarva Power & Light Co. 4% 6/1/42	3,177	2,546
Dominion Energy, Inc.:
3.375% 4/1/30	20,308	18,260
3.9% 10/1/25	10,247	10,007
4.35% 8/15/32	2,000	1,864
4.9% 8/1/41	1,589	1,424
DTE Energy Co.:
2.85% 10/1/26	4,766	4,489
3.8% 3/15/27	10,732	10,253
4.22% 11/1/24	6,090	6,024
NiSource, Inc.:
0.95% 8/15/25	10,826	10,156
1.7% 2/15/31	12,856	10,211
3.49% 5/15/27	6,076	5,774
3.95% 3/30/48	7,944	6,108
4.375% 5/15/47	3,797	3,149
4.8% 2/15/44	4,369	3,879
Public Service Enterprise Group, Inc. 2.45% 11/15/31	5,100	4,152
Puget Energy, Inc.:
3.65% 5/15/25	6,411	6,245
4.1% 6/15/30	11,406	10,326
San Diego Gas & Electric Co.:
4.5% 8/15/40	795	707
5.35% 4/1/53	1,300	1,261
Sempra:
3.25% 6/15/27	4,846	4,560
3.8% 2/1/38	6,737	5,528
4% 2/1/48	17,508	13,614
6% 10/15/39	795	804
		263,658
Water Utilities - 0.1%
American Water Capital Corp.:
2.8% 5/1/30	2,000	1,755
2.95% 9/1/27	4,833	4,505
3.45% 6/1/29	4,833	4,494
4.45% 6/1/32	12,000	11,478
6.593% 10/15/37	5,173	5,817
		28,049
TOTAL UTILITIES		1,392,316
TOTAL NONCONVERTIBLE BONDS (Cost $16,998,144)		15,265,139

U.S. Government and Government Agency Obligations - 42.8%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency Obligations - 0.7%
Fannie Mae:
0.375% 8/25/25	28,421	26,629
0.5% 6/17/25	31,957	30,242
0.625% 4/22/25	33,907	32,294
0.75% 10/8/27	16,844	14,820
0.875% 8/5/30	40,385	32,537
1.625% 10/15/24	17,834	17,441
1.875% 9/24/26	10,605	9,940
2.125% 4/24/26	3,177	3,020
2.625% 9/6/24	3,177	3,135
6.625% 11/15/30	9,666	10,909
Federal Home Loan Bank:
0.375% 9/4/25	7,170	6,709
0.5% 4/14/25	44,410	42,277
1.5% 8/15/24	3,935	3,867
3.25% 11/16/28	19,830	18,982
5.5% 7/15/36	13,190	14,445
Freddie Mac:
0.375% 7/21/25	20,972	19,746
0.375% 9/23/25	23,695	22,132
6.25% 7/15/32	6,116	6,932
6.75% 3/15/31	20,653	23,610
Tennessee Valley Authority:
0.75% 5/15/25	27,394	26,057
4.25% 9/15/65	5,896	5,115
5.25% 9/15/39	15,887	16,443
5.375% 4/1/56	4,286	4,554
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		391,836
U.S. Treasury Obligations - 42.1%
U.S. Treasury Bonds:
1.125% 5/15/40	286,912	177,045
1.125% 8/15/40	46,741	28,560
1.25% 5/15/50	23,148	11,757
1.375% 11/15/40	42,618	27,066
1.375% 8/15/50	65,948	34,617
1.625% 11/15/50	144,329	81,056
1.75% 8/15/41	185,755	123,709
1.875% 2/15/41	60,554	41,728
1.875% 2/15/51	176,269	105,521
1.875% 11/15/51	107,574	64,091
2% 11/15/41	67,944	47,041
2% 2/15/50	17,590	10,952
2% 8/15/51	272,800	167,996
2.25% 5/15/41	172,934	126,269
2.25% 8/15/46	25,430	17,273
2.25% 8/15/49	15,290	10,125
2.25% 2/15/52	109,990	71,949
2.375% 2/15/42	48,988	35,991
2.375% 11/15/49	8,121	5,527
2.375% 5/15/51	217,870	147,020
2.5% 2/15/45	80,939	58,668
2.5% 2/15/46	20,048	14,389
2.75% 11/15/42	1,066	826
2.75% 8/15/47	7,039	5,232
2.75% 11/15/47	27,659	20,522
2.875% 5/15/43	89,344	70,320
2.875% 5/15/52	167,800	126,348
3% 11/15/44	51,813	41,094
3% 5/15/45	119,853	94,768
3% 11/15/45	16,313	12,855
3% 2/15/47	10,813	8,447
3% 5/15/47	37,396	29,185
3% 2/15/48	36,450	28,324
3% 8/15/52	402,000	310,781
3.125% 2/15/43	23,007	18,882
3.125% 8/15/44	72,478	58,801
3.125% 5/15/48	10,277	8,166
3.25% 5/15/42	271,300	228,146
3.375% 8/15/42	273,700	234,078
3.375% 5/15/44	147,527	124,724
3.375% 11/15/48	4,631	3,848
3.625% 8/15/43	65,327	57,590
3.625% 2/15/44	2,123	1,867
3.625% 2/15/53	99,800	87,255
3.625% 5/15/53	108,800	95,192
3.75% 11/15/43	35,570	31,890
3.875% 2/15/43	54,200	49,621
3.875% 5/15/43	90,800	82,983
4% 11/15/42	245,800	229,449
4% 11/15/52	340,100	318,445
4.125% 8/15/53	119,400	114,307
4.25% 5/15/39	6,384	6,315
4.25% 11/15/40	644	630
4.25% 2/15/54	98,500	96,653
4.375% 2/15/38	20,955	21,200
4.375% 11/15/39	80	79
4.375% 5/15/40	6,355	6,332
4.375% 5/15/41	6,610	6,541
4.375% 8/15/43	185,800	181,910
4.5% 2/15/36	20,270	20,976
4.5% 5/15/38	5,410	5,533
4.5% 8/15/39	4,450	4,519
4.5% 2/15/44	31,650	31,640
4.625% 2/15/40	8,282	8,508
4.75% 2/15/41	4,765	4,942
4.75% 11/15/43	142,750	146,899
4.75% 11/15/53	186,400	198,312
5.375% 2/15/31	42,474	45,473
6.25% 5/15/30	48,578	53,747
U.S. Treasury Notes:
0.25% 5/31/25	51,361	48,482
0.25% 6/30/25	75,895	71,419
0.25% 7/31/25	236,802	222,058
0.25% 9/30/25	145,816	135,848
0.25% 10/31/25	181,873	168,872
0.375% 11/30/25	352,530	327,054
0.375% 12/31/25 (e)	242,294	224,160
0.375% 1/31/26	13	12
0.375% 7/31/27	251,927	220,180
0.375% 9/30/27	49,874	43,345
0.5% 2/28/26	286,549	264,185
0.5% 10/31/27	354,566	308,667
0.625% 7/31/26	184,631	168,331
0.625% 11/30/27	37,166	32,430
0.625% 12/31/27	42,643	37,093
0.625% 5/15/30	293,612	235,704
0.625% 8/15/30	30,689	24,431
0.75% 5/31/26	102,419	94,154
0.75% 8/31/26	301,288	274,831
0.875% 6/30/26	74,538	68,584
0.875% 9/30/26	155,614	142,119
1.125% 10/31/26	125,566	115,084
1.125% 2/28/27	143,363	130,259
1.125% 2/29/28	262,029	231,476
1.125% 8/31/28	64,238	55,972
1.25% 11/30/26	60,243	55,287
1.25% 12/31/26	111,104	101,795
1.25% 5/31/28	78,201	68,985
1.25% 6/30/28	329,983	290,437
1.25% 8/15/31	214,724	173,809
1.375% 8/31/26	46,589	43,179
1.375% 12/31/28	106,427	93,061
1.5% 8/15/26	104,698	97,431
1.5% 1/31/27	380,445	350,218
1.5% 11/30/28	41,895	36,935
1.5% 2/15/30	723,990	619,351
1.625% 2/15/26	0	0
1.625% 5/15/26	4,456	4,183
1.625% 11/30/26	45,785	42,465
1.625% 8/15/29	41,698	36,476
1.625% 5/15/31	30,670	25,699
1.75% 3/15/25	8,800	8,507
1.75% 1/31/29	110,873	98,565
1.875% 6/30/26	21,678	20,425
1.875% 2/28/27	166,929	155,087
2% 2/15/25	2,888	2,804
2% 8/15/25	28,708	27,580
2% 11/15/26	37,465	35,140
2.125% 5/15/25	46,354	44,849
2.25% 11/15/25	84,400	80,991
2.25% 2/15/27	34,601	32,533
2.25% 8/15/27	337,064	314,312
2.25% 11/15/27	36,349	33,757
2.375% 5/15/29	20,544	18,739
2.5% 2/28/26	72,343	69,444
2.5% 3/31/27	5,000	4,728
2.625% 3/31/25	12,741	12,425
2.625% 12/31/25	106,891	103,062
2.625% 5/31/27	39,800	37,673
2.625% 2/15/29	56,726	52,562
2.625% 7/31/29	603,100	555,441
2.75% 2/28/25	16,729	16,358
2.75% 5/15/25	39,400	38,403
2.75% 6/30/25	16,411	15,971
2.75% 4/30/27	243,000	231,220
2.75% 7/31/27	362,200	343,581
2.75% 2/15/28	40	38
2.75% 5/31/29	32,300	30,005
2.75% 8/15/32	798,286	712,689
2.875% 4/30/25	53,661	52,409
2.875% 6/15/25	44,500	43,377
2.875% 5/15/28	139,625	131,929
2.875% 8/15/28	150,635	141,962
2.875% 4/30/29	33,500	31,345
2.875% 5/15/32	42,500	38,413
3% 7/15/25	261,100	254,705
3% 10/31/25	22,858	22,222
3.125% 8/15/25	250,700	244,775
3.125% 8/31/27	44,300	42,509
3.125% 11/15/28	19,870	18,890
3.125% 8/31/29	59,600	56,248
3.25% 6/30/27	72,000	69,494
3.375% 5/15/33	221,600	206,729
3.5% 9/15/25	178,800	175,357
3.5% 1/31/28	414,100	401,661
3.5% 4/30/28	312,800	303,098
3.5% 1/31/30	125,900	120,790
3.5% 2/15/33	115,200	108,670
3.625% 3/31/28	152,800	148,807
3.625% 5/31/28 (e)	199,900	194,598
3.625% 3/31/30	119,300	115,125
3.75% 4/15/26	177,400	174,386
3.75% 12/31/28	87,800	85,804
3.75% 5/31/30	175,600	170,490
3.75% 6/30/30	41,700	40,473
3.75% 12/31/30	30,000	29,072
3.875% 1/15/26	187,800	185,115
3.875% 11/30/27	55,100	54,185
3.875% 12/31/27	234,000	230,053
3.875% 9/30/29	73,200	71,730
3.875% 11/30/29	51,600	50,542
3.875% 12/31/29	36,600	35,841
3.875% 8/15/33	444,400	431,137
4% 12/15/25	333,700	329,620
4% 2/15/26	20,800	20,552
4% 1/15/27	67,450	66,660
4% 2/29/28	111,400	110,029
4% 6/30/28	54,700	54,040
4% 1/31/29 (e)	202,100	199,763
4% 10/31/29	138,800	136,821
4% 2/28/30	46,600	45,899
4% 7/31/30	35,300	34,743
4% 1/31/31	98,600	96,998
4% 2/15/34	93,850	92,017
4.125% 6/15/26	66,900	66,278
4.125% 9/30/27	282,400	280,117
4.125% 10/31/27	396,200	392,950
4.125% 7/31/28	201,900	200,488
4.125% 8/31/30	258,800	256,465
4.25% 10/15/25	224,000	222,197
4.25% 12/31/25	155,900	154,682
4.25% 1/31/26 (e)	420,500	417,363
4.25% 2/28/29	163,300	163,326
4.25% 2/28/31	135,650	135,480
4.375% 12/15/26	29,250	29,191
4.375% 11/30/28	247,600	248,645
4.375% 11/30/30	240,500	241,778
4.5% 11/15/25	200,500	199,732
4.5% 11/15/33	525,250	535,181
4.625% 2/28/26	477,250	477,213
4.625% 9/30/28	181,900	184,366
4.75% 7/31/25	74,800	74,704
4.875% 11/30/25	407,100	408,086
4.875% 10/31/28	191,946	196,640
4.875% 10/31/30	123,100	127,255
5% 9/30/25	60,000	60,192
5% 10/31/25	67,800	68,061
TOTAL U.S. TREASURY OBLIGATIONS		24,332,928
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $26,767,084)		24,724,764

U.S. Government Agency - Mortgage Securities - 26.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 11.1%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.510% 5.789% 11/1/34 (b)(c)	1,304	1,325
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 4.628% 4/1/41 (b)(c)	199	205
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.89% 11/1/34 (b)(c)	92	94
1.5% 8/1/31 to 11/1/51	384,712	310,765
2% 10/1/26 to 6/1/52	2,146,851	1,735,761
2.5% 7/1/26 to 8/1/52	1,400,859	1,178,911
3% 3/1/26 to 8/1/52	1,084,733	957,251
3.5% 6/1/25 to 7/1/52	674,890	614,474
4% 5/1/24 to 5/1/53	611,707	571,683
4% 11/1/41	6	6
4.5% to 4.5% 4/1/24 to 5/1/53	266,762	255,459
5% 6/1/24 to 1/1/54	305,276	297,789
5.5% 6/1/27 to 1/1/54	176,695	175,764
6% to 6% 11/1/32 to 12/1/53	203,448	204,798
6.5% 5/1/31 to 1/1/54	134,226	136,711
TOTAL FANNIE MAE		6,440,996
Freddie Mac - 8.6%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 6.081% 9/1/37 (b)(c)	121	124
U.S. TREASURY 1 YEAR INDEX + 1.710% 4.299% 3/1/36 (b)(c)	965	967
U.S. TREASURY 1 YEAR INDEX + 2.230% 6.341% 12/1/35 (b)(c)	432	435
U.S. TREASURY 1 YEAR INDEX + 2.250% 5.451% 3/1/35 (b)(c)	222	224
1.5% 7/1/35 to 12/1/51	453,570	364,797
2% 5/1/33 to 4/1/52	1,769,083	1,422,147
2% 9/1/35	6,914	6,149
2% 10/1/35	44,888	39,810
2.5% 2/1/27 to 4/1/52	1,298,160	1,084,738
3% 10/1/26 to 6/1/52	482,657	424,470
3% 8/1/47	154	134
3.5% 9/1/25 to 7/1/52	364,315	331,624
3.5% 8/1/47	149	135
3.5% 9/1/47	95	86
3.5% 9/1/47	6,611	6,025
3.5% 10/1/48	286	258
4% 9/1/24 to 10/1/52	231,197	217,229
4.5% 6/1/25 to 4/1/53 (f)	265,624	253,480
5% 10/1/26 to 1/1/54	190,051	185,271
5.5% 4/1/27 to 11/1/53	308,561	305,810
6% 4/1/32 to 12/1/53 (f)	175,279	176,234
6.5% 8/1/36 to 1/1/54	179,549	183,008
TOTAL FREDDIE MAC		5,003,155
Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
2.5% 12/1/31	35	32
2.5% 12/1/31	2	2
2.5% 1/1/32	25	23
2.5% 2/1/32	45	42
TOTAL FREDDIE MAC MULTI-FAMILY STRUCTURED PASS-THRU CERTIFICATES		99
Ginnie Mae - 6.1%
3.5% 10/15/40 to 11/20/52	450,614	412,585
4% 1/15/25 to 2/20/53	292,910	275,198
5% 1/20/39 to 11/20/53	221,979	217,450
1.5% 10/20/43 to 3/20/52	10,602	8,247
2% 10/20/50 to 8/20/52	765,410	623,411
2.5% 10/20/42 to 5/20/52	788,991	669,414
3% 4/15/42 to 7/20/52	586,666	519,739
4.5% to 4.5% 3/20/33 to 7/20/53	244,281	234,673
5% 3/1/54 (g)	13,900	13,577
5.5% 10/20/32 to 10/20/53	190,048	189,108
6% to 6% 5/20/34 to 12/20/53	126,658	127,496
6% 3/1/54 (g)	22,800	22,917
6.5% 8/20/36 to 7/20/53	33,460	33,948
6.5% 3/1/54 (g)	98,400	99,745
6.5% 4/1/54 (g)	34,600	35,049
6.5% 4/1/54 (g)	25,400	25,729
TOTAL GINNIE MAE		3,508,286
Uniform Mortgage Backed Securities - 0.5%
1.5% 3/1/39 (g)	15,000	12,930
2% 3/1/39 (g)	27,900	24,604
2% 3/1/54 (g)	4,700	3,694
2% 3/1/54 (g)	7,425	5,836
2% 3/1/54 (g)	36,300	28,534
2% 4/1/54 (g)	7,350	5,785
2.5% 3/1/39 (g)	17,600	15,956
2.5% 3/1/54 (g)	14,300	11,748
3% 3/1/54 (g)	18,700	15,999
3.5% 3/1/54 (g)	16,000	14,233
4% 3/1/54 (g)	13,800	12,700
4.5% 3/1/54 (g)	14,100	13,343
5% 3/1/54 (g)	18,300	17,748
5.5% 3/1/54 (g)	17,700	17,511
6% 3/1/54 (g)	24,600	24,708
6.5% 3/1/54 (g)	47,300	48,128
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		273,457
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $17,432,299)		15,225,993

Asset-Backed Securities - 0.4%
	Principal Amount (a) (000s)	Value ($) (000s)
American Express Credit Accoun Series 2023-4 Class A, 5.15% 9/15/30	6,500	6,593
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	8,197	7,649
Series 2021-A2 Class A2, 1.39% 7/15/30	13,710	11,879
Capital One Prime Auto Receivables Series 2023-1 Class A3, 4.87% 2/15/28	5,000	4,968
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	5,730	5,647
Series 2022-3 Class A2A, 3.97% 4/15/27	25,810	25,431
Series 2023 2 Class A3, 5.05% 1/18/28	20,000	19,937
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/30	18,550	18,763
Citibank Credit Card Issuance Trust:
Series 2007-A3 Class A3, 6.15% 6/15/39	4,935	5,314
Series 2018-A7 Class A7, 3.96% 10/13/30	12,808	12,328
Discover Card Execution Note Trust Series 2017-A4 Class A4, 2.53% 10/15/26	1,544	1,538
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/28	13,597	13,473
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	5,000	4,806
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	20,000	19,778
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	2,950	2,921
Hyundai Auto Receivables Trust:
Series 2022-B Class A3, 3.72% 11/16/26	17,422	17,181
Series 2022-C Class A3, 5.39% 6/15/27	11,952	11,966
Series 2023 A Class A3, 4.58% 4/15/27	20,000	19,802
TOTAL ASSET-BACKED SECURITIES (Cost $215,335)		209,974

Commercial Mortgage Securities - 1.7%
	Principal Amount (a) (000s)	Value ($) (000s)
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	11,332	11,016
Series 2020-BN28 Class A4, 1.844% 3/15/63	33,272	27,156
Series 2021-BN35 Class A5, 2.285% 6/15/64	16,433	13,563
Series 2022-BNK39 Class A4, 2.928% 2/15/55	6,000	5,137
Series 2022-BNK41 Class A4, 3.9165% 4/15/65 (b)	27,916	25,340
Series 2023-BNK45 Class A5, 5.203% 2/15/56 (b)	5,000	5,000
Barclays Commercial Mortgage Securities sequential payer Series 2021-C12 Class A5, 2.689% 11/15/54	20,880	17,675
BBCMS Mortgage Trust sequential payer:
Series 2021-C11 Class A5, 2.322% 9/15/54	20,928	17,315
Series 2021-C9 Class A5, 2.299% 2/15/54	7,000	5,845
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	13,581	10,888
Series 2021-B24 Class A5, 2.5843% 3/15/54	20,299	16,660
Series 2023-B39 Class A5, 5.7536% 7/15/56	3,500	3,650
Series 2019-B12 Class A5, 3.1156% 8/15/52	7,925	7,146
Series 2019-B9 Class A5, 4.0156% 3/15/52	18,628	17,307
BMO Mortgage Trust sequential payer Series 2022-C1 Class A5, 3.374% 2/15/55	9,440	8,321
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	23,932	23,566
Series 2015-GC29 Class A4, 3.192% 4/10/48	9,038	8,751
Series 2015-P1 Class A5, 3.717% 9/15/48	4,659	4,517
Series 2016-C1 Class A4, 3.209% 5/10/49	14,743	14,018
Series 2016-P4 Class A4, 2.902% 7/10/49	17,079	15,968
COMM Mortgage Trust Series 2015-CR22 Class A5, 3.309% 3/10/48	15,430	15,015
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C3 Class A4, 3.7182% 8/15/48	9,981	9,669
Series 2019-C17:
Class A4, 2.7628% 9/15/52	14,978	13,094
Class A5, 3.0161% 9/15/52	14,978	13,145
Freddie Mac:
sequential payer:
Series 2016-K057 Class A2, 2.57% 7/25/26	12,674	12,064
Series 2020-K104 Class A2, 2.253% 1/25/30	59,506	52,146
Series 2020-K116 Class A2, 1.378% 7/25/30	50,584	41,364
Series 2020-K117 Class A2, 1.406% 8/25/30	25,809	21,088
Series 2020-K118 Class A2, 1.493% 9/25/30	12,257	10,052
Series 2020-K121 Class A2, 1.547% 10/25/30	17,206	14,104
Series 2021-K125 Class A2, 1.846% 1/25/31	6,670	5,550
Series 2021-K126 Class A2, 2.074% 1/25/31	9,492	8,030
Series 2021-K130 Class A2, 1.723% 6/25/31	8,168	6,677
Series 2021-K136 Class A2, 2.127% 11/25/31	22,339	18,610
Series 2022-151 Class A2:
3.78% 11/25/32	30,500	28,341
3.8% 10/25/32	4,000	3,723
Series 2022-K140 Class A2, 2.25% 1/25/32	2,600	2,173
Series 2022-K145 Class A2, 2.58% 5/25/32	6,900	5,881
Series 2023-154 Class A2, 4.35% 1/25/33	15,000	14,522
Series 2023-157 Class A2, 4.2% 5/25/33	10,300	9,853
Series 2023-K-153 Class A2, 3.82% 12/25/32	15,000	13,974
Series 2023-K751 Class A2, 4.412% 3/25/30	12,675	12,438
Series K080 Class A2, 3.926% 7/25/28	13,178	12,742
Series 2017-K064 Class A2, 3.224% 3/25/27	13,702	13,133
Series 2017-K068 Class A2, 3.244% 8/25/27	18,911	18,041
Series 2018-K730 Class A2, 3.59% 1/25/25	29,151	28,709
Series 2019-K094 Class A2, 2.903% 6/25/29	40,856	37,437
Series 2019-K1510 Class A2, 3.718% 1/25/31	11,797	11,048
Series 2021-K123 Class A2, 1.621% 12/25/30	22,648	18,617
Series K046 Class A2, 3.205% 3/25/25	26,452	25,894
Series K047 Class A2, 3.329% 5/25/25	3,066	3,000
Series K053 Class A2, 2.995% 12/25/25	5,649	5,463
Series K056 Class A2, 2.525% 5/25/26	16,483	15,708
Series K062 Class A1, 3.032% 9/25/26	4,938	4,825
Series K079 Class A2, 3.926% 6/25/28	6,181	5,980
GS Mortgage Securities Trust sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	10,354	10,226
Series 2020-GC45 Class A5, 2.9106% 2/13/53	36,094	31,753
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	26,809	26,609
Series 2014-C23 Class A5, 3.9342% 9/15/47	7,586	7,500
Series 2014-C24 Class A5, 3.6385% 11/15/47	20,704	20,285
Series 2015-C29 Class A4, 3.6108% 5/15/48	7,149	6,946
Morgan Stanley BAML Trust Series 2015-C20 Class A4, 3.249% 2/15/48	11,696	11,424
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	14,132	12,292
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	25,720	22,746
Series 2019-C54 Class A4, 3.146% 12/15/52	1,837	1,642
Series 2018-C48 Class A5, 4.302% 1/15/52	15,529	14,900
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class A5, 2.725% 2/15/53	12,719	11,132
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	11,478	11,261
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,088,141)		979,665

Municipal Securities - 0.5%
	Principal Amount (a) (000s)	Value ($) (000s)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	7,725	10,301
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	3,750	4,277
Series 2010 S1, 7.043% 4/1/50	5,635	6,874
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	19,660	23,926
Series 2010, 7.6% 11/1/40	10,305	12,639
Series 2018, 3.5% 4/1/28	10,235	9,834
California State Univ. Rev. Series 2021 B, 2.719% 11/1/52	6,750	4,555
Chicago O'Hare Int'l. Arpt. Rev. Series 2010 B, 6.395% 1/1/40	7,250	8,045
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	6,095	5,598
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 A, 2.613% 12/1/48	12,565	8,365
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2019 A, 3.144% 11/1/45	1,850	1,405
Series 2021 C, 2.843% 11/1/46	11,600	8,454
Series 2022 A, 4.507% 11/1/51	4,485	4,076
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B:
2.746% 6/1/34	5,025	4,216
3.293% 6/1/42	2,435	1,853
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	2,955	2,062
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	21,745	21,414
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	6,035	5,789
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	7,505	8,927
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	3,630	3,934
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	3,750	2,960
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021 C, 2.823% 8/1/41	4,445	3,462
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47	6,815	5,189
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	967	1,035
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	3,734	4,497
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	7,170	7,634
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	8,520	8,699
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	4,895	5,358
New York State Dorm. Auth. Series 2021 C, 2.202% 3/15/34	16,190	12,922
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	4,115	3,823
Series 2010 164, 5.647% 11/1/40	4,135	4,318
Series 225, 3.175% 7/15/60	18,365	12,536
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	4,495	3,722
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	5,015	5,289
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	8,986	9,225
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	10,465	7,140
3.256% 5/15/60	10,635	7,239
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	795	845
Series 2015 AP, 3.931% 5/15/45	2,970	2,708
Univ. of Virginia Gen. Rev.:
(Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/2117	3,775	2,999
Series 2021 B, 2.584% 11/1/51	1,885	1,228
TOTAL MUNICIPAL SECURITIES (Cost $322,415)		269,372

Foreign Government and Government Agency Obligations - 1.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Alberta Province:
1% 5/20/25	28,032	26,707
3.3% 3/15/28	7,930	7,545
British Columbia Province:
2.25% 6/2/26	18,944	17,948
4.2% 7/6/33	7,700	7,426
Chilean Republic:
2.55% 7/27/33	24,746	20,024
3.125% 1/21/26	1,000	967
3.24% 2/6/28	9,215	8,620
3.625% 10/30/42	10,385	8,056
3.86% 6/21/47	4,931	3,864
4.95% 1/5/36	9,000	8,712
5.33% 1/5/54	8,800	8,410
Hungarian Republic 7.625% 3/29/41	5,792	6,623
Indonesian Republic:
2.85% 2/14/30	27,839	24,694
3.4% 9/18/29	12,400	11,448
3.5% 2/14/50	21,266	15,699
5.35% 2/11/49	13,600	13,572
Israeli State:
3.25% 1/17/28	11,430	10,548
3.375% 1/15/50	23,561	15,768
Italian Republic:
2.375% 10/17/24	5,000	4,897
2.875% 10/17/29	21,266	18,726
3.875% 5/6/51	3,300	2,271
4% 10/17/49	9,200	6,666
Jordanian Kingdom 3% 6/30/25	2,059	1,987
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	6,752	6,312
2.5% 11/15/27	7,022	6,549
Manitoba Province 3.05% 5/14/24	1,192	1,187
Ontario Province:
0.625% 1/21/26	2,030	1,878
1.125% 10/7/30	19,052	15,327
2.3% 6/15/26	11,337	10,738
2.5% 4/27/26	3,972	3,788
Panamanian Republic:
3.16% 1/23/30	14,972	12,308
3.75% 3/16/25	3,260	3,182
4.3% 4/29/53	4,663	2,930
4.5% 4/16/50	10,235	6,659
4.5% 4/1/56	15,853	10,031
6.4% 2/14/35	16,340	15,094
Peruvian Republic:
1.862% 12/1/32	19,951	15,076
2.392% 1/23/26	3,867	3,665
2.78% 12/1/60	3,287	1,885
2.844% 6/20/30	12,979	11,331
3.55% 3/10/51	14,983	10,757
4.125% 8/25/27	11,485	11,121
6.55% 3/14/37	2,443	2,635
7.35% 7/21/25	3,867	3,966
Philippine Republic:
1.648% 6/10/31	14,500	11,501
2.65% 12/10/45	18,269	11,959
3% 2/1/28	15,092	14,006
3.95% 1/20/40	12,692	10,874
5.17% 10/13/27	6,800	6,838
6.375% 10/23/34	25,842	28,366
Polish Government:
3.25% 4/6/26	5,243	5,098
5.5% 4/4/53	8,010	8,003
Quebec Province:
1.5% 2/11/25	22,909	22,129
2.5% 4/20/26	9,329	8,903
2.75% 4/12/27	10,154	9,601
2.875% 10/16/24	1,648	1,624
4.5% 9/8/33	7,800	7,694
United Mexican States:
3.25% 4/16/30	10,605	9,401
3.5% 2/12/34	32,290	26,713
4.28% 8/14/41	34,799	27,645
4.35% 1/15/47	11,447	8,814
4.5% 1/31/50	7,346	5,722
4.6% 1/23/46	4,766	3,802
4.6% 2/10/48	13,941	11,018
4.75% 3/8/44	15,804	13,029
5.55% 1/21/45	3,111	2,869
6.05% 1/11/40	3,812	3,739
6.35% 2/9/35	18,700	19,138
Uruguay Republic:
4.125% 11/20/45	3,773	3,283
4.375% 10/27/27	967	952
4.375% 1/23/31	12,587	12,240
4.975% 4/20/55	16,419	15,271
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $848,510)		717,829

Supranational Obligations - 0.8%
	Principal Amount (a) (000s)	Value ($) (000s)
African Development Bank 0.875% 7/22/26	12,141	11,117
Asian Development Bank:
0.375% 9/3/25	31,972	29,899
0.5% 2/4/26	17,689	16,328
0.75% 10/8/30	15,466	12,243
1.5% 10/18/24	17,883	17,464
2% 4/24/26	5,004	4,732
2.5% 11/2/27	5,321	4,970
2.625% 1/12/27	5,164	4,902
2.75% 1/19/28	29,894	28,079
European Investment Bank:
0.75% 9/23/30	22,088	17,601
0.875% 5/17/30	5,299	4,298
1.25% 2/14/31	9,586	7,829
1.875% 2/10/25	2,383	2,312
2.375% 5/24/27	3,177	2,980
2.5% 10/15/24	4,548	4,470
Inter-American Development Bank:
0.625% 7/15/25	17,588	16,588
0.875% 4/20/26	40,212	37,153
1.75% 3/14/25	14,635	14,141
2% 6/2/26	3,177	2,997
2.125% 1/15/25	1,454	1,416
2.25% 6/18/29	15,187	13,653
2.375% 7/7/27	5,346	4,996
4.375% 1/24/44	6,926	6,549
International Bank for Reconstruction & Development:
0.375% 7/28/25	20,783	19,511
0.5% 10/28/25	26,222	24,434
0.75% 8/26/30	13,146	10,445
0.875% 5/14/30	16,078	13,003
1.25% 2/10/31	14,403	11,704
1.625% 1/15/25	14,127	13,703
1.875% 10/27/26	3,781	3,529
2.5% 3/19/24	3,019	3,015
2.5% 11/25/24	4,528	4,438
2.5% 7/29/25	3,010	2,911
4% 7/25/30	26,650	26,037
4.75% 11/14/33	28,960	29,740
International Finance Corp. 0.75% 8/27/30	8,767	6,956
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $478,530)		436,143

Bank Notes - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Bank of America NA 6% 10/15/36	4,075	4,252
Citizens Bank NA:
2.25% 4/28/25	10,391	9,970
3.75% 2/18/26	10,723	10,272
Discover Bank 3.45% 7/27/26	10,127	9,604
KeyBank NA:
3.9% 4/13/29	1,400	1,244
4.9% 8/8/32	2,000	1,755
Truist Bank:
2.636% 9/17/29 (b)	9,000	8,586
3.3% 5/15/26	6,037	5,759
3.8% 10/30/26	2,573	2,466
Wells Fargo Bank NA 5.45% 8/7/26	5,000	5,043
TOTAL BANK NOTES (Cost $61,180)		58,951

Money Market Funds - 2.1%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (h)	609,878,644	610,001
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	595,298,598	595,358
TOTAL MONEY MARKET FUNDS (Cost $1,205,359)		1,205,359

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $65,416,997)	59,093,189
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(1,300,991)
NET ASSETS - 100.0%	57,792,198

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
6.5% 3/1/54	(34,600)	(35,074)
6.5% 3/1/54	(25,400)	(25,747)

TOTAL GINNIE MAE		(60,821)

Uniform Mortgage Backed Securities
2% 3/1/39	(24,075)	(21,231)
2% 3/1/54	(12,125)	(9,531)
2% 3/1/54	(7,350)	(5,777)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(36,539)

TOTAL TBA SALE COMMITMENTS (Proceeds $97,444)		(97,360)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $84,551,000 or 0.1% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $429,000.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	113,100	3,917,990	3,421,089	4,201	-	-	610,001	1.1%
Fidelity Securities Lending Cash Central Fund 5.39%	379,147	1,948,631	1,732,420	444	-	-	595,358	1.9%
Total	492,247	5,866,621	5,153,509	4,645	-	-	1,205,359

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	15,265,139	-	15,265,139	-

U.S. Government and Government Agency Obligations	24,724,764	-	24,724,764	-

U.S. Government Agency - Mortgage Securities	15,225,993	-	15,225,993	-

Asset-Backed Securities	209,974	-	209,974	-

Commercial Mortgage Securities	979,665	-	979,665	-

Municipal Securities	269,372	-	269,372	-

Foreign Government and Government Agency Obligations	717,829	-	717,829	-

Supranational Obligations	436,143	-	436,143	-

Bank Notes	58,951	-	58,951	-

Money Market Funds	1,205,359	1,205,359	-	-
Total Investments in Securities:	59,093,189	1,205,359	57,887,830	-
Other Financial Instruments:
TBA Sale Commitments	(97,360)	-	(97,360)	-
Total Other Financial Instruments:	(97,360)	-	(97,360)	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amount)		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $581,074) - See accompanying schedule:
Unaffiliated issuers (cost $64,211,638)	$57,887,830
Fidelity Central Funds (cost $1,205,359)	1,205,359

Total Investment in Securities (cost $65,416,997)		$59,093,189
Receivable for investments sold		417,389
Receivable for TBA sale commitments		97,444
Receivable for fund shares sold		101,525
Interest receivable		367,065
Distributions receivable from Fidelity Central Funds		1,275
Other receivables		602
Total assets		60,078,489
Liabilities
Payable for investments purchased
Regular delivery	$1,041,438
Delayed delivery	470,938
TBA sale commitments, at value	97,360
Payable for fund shares redeemed	69,316
Distributions payable	10,080
Accrued management fee	1,199
Other payables and accrued expenses	602
Collateral on securities loaned	595,358
Total Liabilities		2,286,291
Net Assets		$57,792,198
Net Assets consist of:
Paid in capital		$65,649,463
Total accumulated earnings (loss)		(7,857,265)
Net Assets		$57,792,198
Net Asset Value, offering price and redemption price per share ($57,792,198 ÷ 5,659,966 shares)		$10.21
Statement of Operations
Amounts in thousands		Six months ended February 29, 2024 (Unaudited)
Investment Income
Interest		$960,881
Income from Fidelity Central Funds (including $444 from security lending)		4,645
Total Income		965,526
Expenses
Management fee	$7,035
Independent trustees' fees and expenses	94
Total expenses before reductions	7,129
Expense reductions	(12)
Total expenses after reductions		7,117
Net Investment income (loss)		958,409
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(810,824)
Total net realized gain (loss)		(810,824)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,034,127
TBA Sale commitments	3,487
Total change in net unrealized appreciation (depreciation)		1,037,614
Net gain (loss)		226,790
Net increase (decrease) in net assets resulting from operations		$1,185,199
Statement of Changes in Net Assets

Amount in thousands	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$958,409	$1,708,483
Net realized gain (loss)	(810,824)	(504,134)
Change in net unrealized appreciation (depreciation)	1,037,614	(1,874,453)
Net increase (decrease) in net assets resulting from operations	1,185,199	(670,104)
Distributions to shareholders	(912,086)	(1,612,062)

Share transactions
Proceeds from sales of shares	9,744,105	20,874,738
Reinvestment of distributions	850,555	1,509,540
Cost of shares redeemed	(13,089,635)	(15,664,583)

Net increase (decrease) in net assets resulting from share transactions	(2,494,975)	6,719,695
Total increase (decrease) in net assets	(2,221,862)	4,437,529

Net Assets
Beginning of period	60,014,060	55,576,531
End of period	$57,792,198	$60,014,060

Other Information
Shares
Sold	962,819	2,035,365
Issued in reinvestment of distributions	84,196	147,271
Redeemed	(1,307,360)	(1,527,862)
Net increase (decrease)	(260,345)	654,774

Financial Highlights
Fidelity® U.S. Bond Index Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.14	$10.55	$12.20	$12.57	$12.08	$11.26
Income from Investment Operations
Net investment income (loss) A,B	.170	.304	.236	.222	.291	.328
Net realized and unrealized gain (loss)	.061	(.427)	(1.626)	(.245)	.481	.813
Total from investment operations	.231	(.123)	(1.390)	(.023)	.772	1.141
Distributions from net investment income	(.161)	(.287)	(.230)	(.224)	(.282)	(.321)
Distributions from net realized gain	-	-	(.030)	(.123)	-	-
Total distributions	(.161)	(.287)	(.260)	(.347)	(.282)	(.321)
Net asset value, end of period	$10.21	$10.14	$10.55	$12.20	$12.57	$12.08
Total Return C,D	2.31%	(1.16)%	(11.52)%	(.17)%	6.48%	10.33%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.03% G	.02%	.02% H	.03%	.03%	.03%
Expenses net of fee waivers, if any	.03% G	.02%	.02% H	.03%	.03%	.03%
Expenses net of all reductions	.03% G	.02%	.02% H	.02%	.03%	.03%
Net investment income (loss)	3.38% G	2.97%	2.08%	1.81%	2.38%	2.87%
Supplemental Data
Net assets, end of period (in millions)	$57,792	$60,014	$55,577	$59,844	$55,526	$44,339
Portfolio turnover rate I	45% G	34%	50% J	76%	59% J	35% J

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity U.S. Bond Index Fund	$602

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$134,317
Gross unrealized depreciation	(6,346,222)
Net unrealized appreciation (depreciation)	$(6,211,905)
Tax cost	$65,305,178

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(433,529)
Long-term	(407,803)
Total capital loss carryforward	$(841,332)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity U.S. Bond Index Fund	4,345,506	4,883,698
5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .025% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .025% of average net assets. This expense contract will remain in place through October 31, 2024.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity U.S. Bond Index Fund	$44	$-	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $12.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024

Fidelity® U.S. Bond Index Fund	.03%
Actual		$ 1,000	$ 1,023.10	$ .15
Hypothetical-B		$ 1,000	$ 1,024.71	$ .15

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity U.S. Bond Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary (subject to certain limited exceptions) fee rate. The Board also considered other expenses such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees paid by FMR under the unitary fee arrangement. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Board Approval of Investment Advisory Contracts
Fidelity U.S. Bond Index Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.925933.112
UII-UDV-SANN-0424
Fidelity® SAI Sustainable Low Duration Income Fund

Semi-Annual Report
February 29, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 29, 2024 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 59.6%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.:
0.9% 3/25/24	55,000	54,839
1.7% 3/25/26	34,000	31,620
5.539% 2/20/26	20,000	19,990
Verizon Communications, Inc.:
0.75% 3/22/24	25,000	24,939
0.85% 11/20/25	64,000	59,411
3.376% 2/15/25	41,000	40,199
3.5% 11/1/24	22,000	21,675
		252,673
Media - 0.8%
Warnermedia Holdings, Inc.:
3.428% 3/15/24	25,000	24,979
3.638% 3/15/25	62,000	60,692
3.788% 3/15/25	50,000	49,014
		134,685
Wireless Telecommunication Services - 0.9%
Sprint Corp.:
7.625% 2/15/25	30,000	30,367
7.625% 3/1/26	25,000	25,831
T-Mobile U.S.A., Inc.:
2.25% 2/15/26	50,000	47,106
3.5% 4/15/25	41,000	40,081
		143,385
TOTAL COMMUNICATION SERVICES		530,743
CONSUMER DISCRETIONARY - 5.1%
Automobiles - 3.7%
American Honda Finance Corp.:
2.15% 9/10/24	38,000	37,354
4.95% 1/9/26	28,000	27,903
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.949% 10/15/24 (b)(c)	25,000	25,018
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.1126% 3/8/24 (b)(c)	50,000	50,003
1.2% 10/15/24	43,000	41,813
2.75% 6/20/25	50,000	48,249
4% 1/15/25	30,000	29,571
4.3% 7/13/25	60,000	59,005
4.35% 4/9/25	30,000	29,610
6.05% 10/10/25	30,000	30,224
Hyundai Capital America:
1.8% 10/15/25 (d)	50,000	47,128
2.65% 2/10/25 (d)	40,000	38,882
5.8% 6/26/25 (d)	55,000	55,207
5.875% 4/7/25 (d)	40,000	40,116
6% 7/11/25 (d)	50,000	50,260
		610,343
Specialty Retail - 1.4%
AutoZone, Inc.:
3.25% 4/15/25	62,000	60,552
3.625% 4/15/25	41,000	40,248
Lowe's Companies, Inc.:
3.375% 9/15/25	30,000	29,195
4% 4/15/25	60,000	59,140
Ross Stores, Inc. 4.6% 4/15/25	40,000	39,612
		228,747
TOTAL CONSUMER DISCRETIONARY		839,090
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Constellation Brands, Inc. 4.75% 11/15/24	20,000	19,886
Consumer Staples Distribution & Retail - 0.3%
Dollar Tree, Inc. 4% 5/15/25	60,000	58,926
Food Products - 0.2%
Mondelez International, Inc. 1.5% 5/4/25	30,000	28,678
TOTAL CONSUMER STAPLES		107,490
ENERGY - 4.6%
Oil, Gas & Consumable Fuels - 4.6%
Canadian Natural Resources Ltd.:
2.05% 7/15/25	50,000	47,713
3.9% 2/1/25	83,000	81,648
Enbridge, Inc.:
2.5% 1/15/25	70,000	68,223
2.5% 2/14/25	30,000	29,159
5.969% 3/8/26	20,000	19,995
Enterprise Products Operating LP 3.75% 2/15/25	50,000	49,182
EQT Corp. 6.125% 2/1/25	80,000	80,136
MPLX LP:
1.75% 3/1/26	50,000	46,645
4% 2/15/25	50,000	49,188
4.875% 12/1/24	42,000	41,759
4.875% 6/1/25	60,000	59,463
Phillips 66 Co. 3.605% 2/15/25	40,000	39,326
Spectra Energy Partners LP 3.5% 3/15/25	40,000	39,205
The Williams Companies, Inc.:
3.9% 1/15/25	30,000	29,559
4.55% 6/24/24	35,000	34,843
Western Gas Partners LP 3.1% 2/1/25	40,000	38,967
		755,011
FINANCIALS - 29.9%
Banks - 17.1%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 1.53% 12/6/25 (b)(c)	50,000	48,411
1.197% 10/24/26 (b)	34,000	31,677
1.319% 6/19/26 (b)	59,000	55,844
2.015% 2/13/26 (b)	30,000	28,983
2.456% 10/22/25 (b)	25,000	24,475
3.093% 10/1/25 (b)	40,000	39,401
3.366% 1/23/26 (b)	60,000	58,851
3.384% 4/2/26 (b)	45,000	43,924
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.460% 5.7952% 1/10/25 (b)(c)	50,000	50,043
0.949% 1/22/27 (b)	50,000	46,131
1.5% 1/10/25	20,000	19,340
3.7% 6/7/25	50,000	48,990
5.2% 12/12/24	57,000	56,822
5.92% 9/25/25	30,000	30,310
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.7004% 7/31/24 (b)(c)	50,000	50,042
1.3% 6/11/25	33,000	31,362
3.45% 4/11/25	30,000	29,365
5.25% 12/6/24	37,000	36,914
5.45% 6/12/25	30,000	30,013
Canadian Imperial Bank of Commerce:
2.25% 1/28/25	41,000	39,870
3.1% 4/2/24	106,000	105,772
5.144% 4/28/25	50,000	49,826
Citigroup, Inc.:
0.981% 5/1/25 (b)	100,000	99,126
1.281% 11/3/25 (b)	30,000	29,075
2.014% 1/25/26 (b)	50,000	48,308
3.106% 4/8/26 (b)	61,000	59,372
3.29% 3/17/26 (b)	32,000	31,238
4.14% 5/24/25 (b)	57,000	56,738
JPMorgan Chase & Co.:
2.005% 3/13/26 (b)	85,000	81,952
2.083% 4/22/26 (b)	83,000	79,856
2.301% 10/15/25 (b)	62,000	60,753
5.546% 12/15/25 (b)	41,000	40,998
PNC Financial Services Group, Inc.:
2.2% 11/1/24	30,000	29,341
4.758% 1/26/27 (b)	32,000	31,615
5.671% 10/28/25 (b)	54,000	53,939
5.812% 6/12/26 (b)	79,000	79,115
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 5.6719% 10/7/24 (b)(c)	50,000	50,025
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.360% 5.6832% 7/29/24 (b)(c)	50,000	50,034
2.55% 7/16/24	25,000	24,706
5.66% 10/25/24	40,000	40,014
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 5.7128% 3/4/24 (b)(c)	50,000	50,000
2.35% 3/8/24	45,000	44,983
2.65% 6/12/24	55,000	54,575
3.766% 6/6/25	42,000	41,247
Truist Bank 3.2% 4/1/24	24,000	23,946
Truist Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.7522% 6/9/25 (b)(c)	25,000	24,932
1.267% 3/2/27 (b)	34,000	31,210
2.5% 8/1/24	20,000	19,721
2.85% 10/26/24	21,000	20,630
4% 5/1/25	40,000	39,282
4.26% 7/28/26 (b)	60,000	58,778
5.9% 10/28/26 (b)	50,000	50,214
U.S. Bancorp:
1.45% 5/12/25	22,000	21,051
2.4% 7/30/24	38,000	37,497
5.727% 10/21/26 (b)	79,000	79,349
Wells Fargo & Co.:
2.164% 2/11/26 (b)	40,000	38,690
2.188% 4/30/26 (b)	85,000	81,560
2.406% 10/30/25 (b)	51,000	49,899
3.908% 4/25/26 (b)	41,000	40,201
4.54% 8/15/26 (b)	77,000	75,936
		2,786,272
Capital Markets - 6.7%
Athene Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 6.0106% 5/24/24 (b)(c)(d)	25,000	25,018
Bank of New York Mellon Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 5.524% 10/25/24 (b)(c)	50,000	49,928
1.6% 4/24/25	43,000	41,312
4.414% 7/24/26 (b)	80,000	78,900
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 6.7399% 3/15/24 (b)(c)	75,000	75,026
0.855% 2/12/26 (b)	84,000	80,169
1.093% 12/9/26 (b)	34,000	31,496
3.272% 9/29/25 (b)	30,000	29,581
3.5% 1/23/25	40,000	39,311
3.5% 4/1/25	30,000	29,380
5.7% 11/1/24	36,000	36,020
Moody's Corp. 3.75% 3/24/25	41,000	40,304
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.8338% 1/22/25 (b)(c)	150,000	150,132
0.79% 5/30/25 (b)	25,000	24,648
0.864% 10/21/25 (b)	30,000	29,065
0.985% 12/10/26 (b)	52,000	47,977
1.164% 10/21/25 (b)	40,000	38,815
3.62% 4/17/25 (b)	45,000	44,865
4.679% 7/17/26 (b)	30,000	29,678
NASDAQ, Inc. 5.65% 6/28/25	4,000	4,013
State Street Corp.:
2.354% 11/1/25 (b)	40,000	39,116
2.901% 3/30/26 (b)	83,000	80,790
4.857% 1/26/26 (b)	42,000	41,750
		1,087,294
Consumer Finance - 3.0%
Ally Financial, Inc. 3.875% 5/21/24	25,000	24,887
American Express Co.:
3% 10/30/24	38,000	37,376
4.99% 5/1/26 (b)	71,000	70,583
6.338% 10/30/26 (b)	75,000	76,141
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 6.6652% 5/9/25 (b)(c)	15,000	15,018
2.636% 3/3/26 (b)	63,000	61,097
3.2% 2/5/25	40,000	39,111
4.166% 5/9/25 (b)	44,000	43,826
4.25% 4/30/25	40,000	39,460
4.985% 7/24/26 (b)	60,000	59,452
Toyota Motor Credit Corp. 0.5% 6/18/24	20,000	19,710
		486,661
Financial Services - 1.2%
AIG Global Funding 0.9% 9/22/25 (d)	30,000	27,969
Corebridge Financial, Inc. 3.5% 4/4/25	45,000	43,950
PayPal Holdings, Inc.:
1.65% 6/1/25	30,000	28,713
2.4% 10/1/24	20,000	19,635
The Western Union Co.:
1.35% 3/15/26	34,000	31,318
2.85% 1/10/25	50,000	48,780
		200,365
Insurance - 1.9%
Equitable Financial Life Global Funding:
0.8% 8/12/24 (d)	36,000	35,230
1.4% 7/7/25 (d)	84,000	79,382
5.5% 12/2/25 (d)	61,000	60,853
Marsh & McLennan Companies, Inc.:
3.5% 3/10/25	21,000	20,616
3.875% 3/15/24	25,000	24,986
TIAA Asset Management Finance LLC 4.125% 11/1/24 (d)	80,000	79,095
		300,162
TOTAL FINANCIALS		4,860,754
HEALTH CARE - 5.2%
Biotechnology - 1.1%
AbbVie, Inc.:
2.6% 11/21/24	20,000	19,586
3.6% 5/14/25	21,000	20,580
3.8% 3/15/25	20,000	19,693
3.85% 6/15/24	25,000	24,854
Amgen, Inc.:
3.125% 5/1/25	50,000	48,723
5.25% 3/2/25	40,000	39,901
		173,337
Health Care Equipment & Supplies - 0.5%
Boston Scientific Corp.:
1.9% 6/1/25	41,000	39,313
3.45% 3/1/24	37,000	37,000
		76,313
Health Care Providers & Services - 2.7%
Cigna Group:
0.613% 3/15/24	35,000	34,944
1.25% 3/15/26	50,000	46,190
3.25% 4/15/25	60,000	58,564
CVS Health Corp.:
2.625% 8/15/24	58,000	57,227
4.1% 3/25/25	20,000	19,745
HCA Holdings, Inc.:
5.25% 4/15/25	40,000	39,812
5.25% 6/15/26	30,000	29,817
5.375% 2/1/25	60,000	59,789
5.875% 2/15/26	60,000	60,249
Humana, Inc. 3.85% 10/1/24	35,000	34,623
		440,960
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	40,000	38,949
Pharmaceuticals - 0.7%
AstraZeneca Finance LLC 0.7% 5/28/24	35,000	34,602
Bayer U.S. Finance II LLC 3.375% 7/15/24 (d)	42,000	41,571
Bristol-Myers Squibb Co. 2.9% 7/26/24	35,000	34,630
		110,803
TOTAL HEALTH CARE		840,362
INDUSTRIALS - 2.7%
Building Products - 0.6%
Carrier Global Corp.:
2.242% 2/15/25	83,000	80,422
5.8% 11/30/25	17,000	17,120
		97,542
Commercial Services & Supplies - 0.2%
Republic Services, Inc. 3.2% 3/15/25	30,000	29,343
Ground Transportation - 0.3%
Canadian Pacific Railway Co. 1.35% 12/2/24	50,000	48,437
Machinery - 0.8%
Caterpillar Financial Services Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.270% 5.6206% 9/13/24 (b)(c)	75,000	75,043
Otis Worldwide Corp. 2.056% 4/5/25	51,000	49,146
		124,189
Trading Companies & Distributors - 0.8%
Air Lease Corp.:
2.3% 2/1/25	51,000	49,392
2.875% 1/15/26	50,000	47,682
3.25% 3/1/25	40,000	39,051
		136,125
TOTAL INDUSTRIALS		435,636
INFORMATION TECHNOLOGY - 3.0%
Electronic Equipment, Instruments & Components - 0.7%
Dell International LLC/EMC Corp.:
4% 7/15/24	22,000	21,851
5.85% 7/15/25	50,000	50,221
6.02% 6/15/26	46,000	46,505
		118,577
Semiconductors & Semiconductor Equipment - 0.9%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 5.5932% 10/1/24 (b)(c)	50,000	49,997
NXP BV/NXP Funding LLC 5.35% 3/1/26	61,000	60,898
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.7% 5/1/25	42,000	40,596
		151,491
Software - 1.4%
Oracle Corp.:
2.5% 4/1/25	40,000	38,724
2.95% 11/15/24	38,000	37,284
2.95% 5/15/25	63,000	61,112
Roper Technologies, Inc.:
1% 9/15/25	40,000	37,473
2.35% 9/15/24	45,000	44,191
		218,784
TOTAL INFORMATION TECHNOLOGY		488,852
MATERIALS - 1.1%
Chemicals - 1.1%
Celanese U.S. Holdings LLC:
5.9% 7/5/24	20,000	19,981
6.05% 3/15/25	79,000	79,195
Nutrien Ltd. 3% 4/1/25	84,000	81,688
		180,864
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.:
1.3% 9/15/25	30,000	28,206
2.4% 3/15/25	40,000	38,669
4% 6/1/25	48,000	47,073
Crown Castle, Inc. 1.35% 7/15/25	30,000	28,387
		142,335
UTILITIES - 3.2%
Electric Utilities - 1.8%
Duke Energy Corp. 3.75% 4/15/24	25,000	24,936
Edison International:
3.55% 11/15/24	40,000	39,373
4.7% 8/15/25	30,000	29,579
Eversource Energy:
2.9% 10/1/24	50,000	49,156
4.2% 6/27/24	20,000	19,903
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 5.6456% 6/28/24 (b)(c)	50,000	49,988
Southern California Edison Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 6.1732% 4/1/24 (b)(c)	75,000	75,038
Tampa Electric Co. 3.875% 7/12/24	7,000	6,954
		294,927
Gas Utilities - 0.2%
The East Ohio Gas Co. 1.3% 6/15/25 (d)	34,000	32,240
Multi-Utilities - 1.2%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.963% 5/13/24 (b)(c)	13,000	13,002
Dominion Energy, Inc.:
3.3% 3/15/25	50,000	48,863
3.9% 10/1/25	30,000	29,298
NiSource, Inc. 0.95% 8/15/25	85,000	79,742
Sempra 3.3% 4/1/25	20,000	19,526
		190,431
TOTAL UTILITIES		517,598
TOTAL NONCONVERTIBLE BONDS (Cost $9,677,432)		9,698,735

U.S. Treasury Obligations - 33.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.78% to 5.46% 4/25/24 to 11/29/24	4,463,700	4,373,478
U.S. Treasury Notes 3% 6/30/24	1,100,000	1,091,449
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,468,897)		5,464,927

Asset-Backed Securities - 4.5%
	Principal Amount (a)	Value ($)
BMW Vechicle Lease Trust Series 2023-1 Class A2, 5.27% 2/25/25	3,485	3,485
BMW Vehicle Lease Trust:
Series 2023-2 Class A2, 5.95% 8/25/25	23,860	23,887
Series 2024-1 Class A2A, 5.1% 7/27/26	32,000	31,938
BMW Vehicle Owner Trust Series 2023-A Class A2A, 5.72% 4/27/26	37,201	37,234
Capital One Prime Auto Receiva Series 2023-2 Class A2A, 5.91% 10/15/26	40,000	40,119
Capital One Prime Auto Receivables Series 2023-1 Class A2, 5.2% 5/15/26	11,827	11,810
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	2,049	2,019
Series 2022-3 Class A2A, 3.81% 9/15/25	1,714	1,711
Series 2023 2 Class A2A, 5.5% 6/15/26	7,516	7,512
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A2A, 6.08% 12/15/26	19,000	19,101
Carmax Auto Owner Trust 2024-1 Series 2024-1 Class A2A, 5.3% 3/15/27	33,000	32,975
Citizens Auto Receivables Trust Series 2024-1 Class A2A, 5.43% 10/15/26 (d)	34,000	34,005
Dllaa 2023-1A Series 2023-1A Class A2, 5.93% 7/20/26 (d)	1,973	1,978
DLLAD Series 2023-1A Class A2, 5.19% 4/20/26 (d)	9,550	9,525
Ford Credit Auto Lease Trust Series 2024-A Class A2A, 5.24% 7/15/26	23,000	22,962
Ford Credit Auto Owner Trust:
Series 2022-C Class A2A, 4.52% 4/15/25	1,077	1,076
Series 2023-B Class A2A, 5.57% 6/15/26	23,175	23,182
Ford Credit Floorplan Master Owner Trust Series 2019-4 Class A, 2.44% 9/15/26	30,000	29,514
Fordl 2023-A Series 2023-A Class A2A, 5.19% 6/15/25	2,629	2,627
GM Financial Automobile Leasing Trust Series 2023-A Class A2A, 5.27% 6/20/25	6,950	6,945
GM Financial Consumer Automobile Series 2024-1 Class ASB, 5.12% 2/16/27	28,000	27,945
Gm Financial Consumer Automobile Re Series 2023-1 Class A2A, 5.19% 3/16/26	4,028	4,022
GM Financial Consumer Automobile Receivables Series 2023 2 Class A2A, 5.1% 5/18/26	11,649	11,624
GM Financial Consumer Automobile Receivables Trust:
Series 2022-3 Class A2A, 3.5% 9/16/25	4,218	4,208
Series 2022-4 Class A2A, 4.6% 11/17/25	3,119	3,113
Gm Financial Leasing Trust 202 Series 2023-3 Class A2A, 5.58% 1/20/26	18,581	18,582
Hyundai Auto Receivables Trust:
Series 2022-B Class A2A, 3.64% 5/15/25	1,652	1,649
Series 2022-C, Class A2A, 5.35% 11/17/25	7,220	7,217
Series 2023-B Class A2A, 5.77% 5/15/26	16,097	16,118
Mercedes-Benz Auto Receivables:
Series 2023-1 Class A2, 5.09% 1/15/26	4,072	4,067
Series 2023-2 Class A2, 5.92% 11/16/26	16,000	16,065
Series 2024-1 Class A2A, 5.06% 5/17/27	35,000	34,906
Nissan Auto Receivables 2023-B Series 2023-B Class A2A, 5.95% 5/15/26	20,000	20,081
SFS Auto Receivables Securitization Series 2024-1A Class A2, 5.35% 6/21/27 (d)	14,000	13,992
Tesla Auto Lease Trust 2023-B Series 2023-B Class A2, 6.02% 9/22/25 (d)	7,000	7,016
Tesla Auto Lease Trust 23-A Series 2023-A Class A2, 5.86% 8/20/25 (d)	15,118	15,144
Tesla Electric Vehicle Trust 2023-1 Series 2023-1 Class A2A, 5.54% 12/21/26 (d)	30,000	30,023
Toyota Auto Receivables Series 2022-D Class A2A, 5.27% 1/15/26	9,725	9,717
Toyota Auto Receivables 2023-C Series 2023-C Class A2A, 5.6% 8/17/26	19,665	19,667
Toyota Auto Receivables 2023-D Series 2023-D Class A2A, 5.8% 11/16/26	16,000	16,052
Toyota Auto Receivables Owner Trust Series 2023-A Class A2, 5.05% 1/15/26	7,897	7,886
Toyota Lease Owner Trust Series 2024-A Class A2A, 5.33% 7/20/26 (d)	60,000	59,983
Usaa Auto Owner Trust 2023-A Series 2023-A Class A2, 5.83% 7/15/26 (d)	14,000	14,019
World Omni Auto Receivables Trust:
Series 2022-B, Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.8947% 10/15/25 (b)(c)	1,261	1,261
Series 2023-C Class A2A, 5.57% 12/15/26	17,000	17,000
Series 2023-D Class A2A, 5.91% 2/16/27	11,000	11,052
TOTAL ASSET-BACKED SECURITIES (Cost $735,390)		736,014

Commercial Mortgage Securities - 0.5%
	Principal Amount (a)	Value ($)
Morgan Stanley BAML Trust Series 2015-C21 Class ASB, 3.15% 3/15/48 (Cost $73,006)	73,965	73,084

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $259,774)	259,722	259,774

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $16,214,499)	16,232,534
NET OTHER ASSETS (LIABILITIES) - 0.2%	35,787
NET ASSETS - 100.0%	16,268,321

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $798,636 or 4.9% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	15,087	8,588,105	8,343,418	8,443	-	-	259,774	0.0%
Total	15,087	8,588,105	8,343,418	8,443	-	-	259,774

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	9,698,735	-	9,698,735	-

U.S. Government and Government Agency Obligations	5,464,927	-	5,464,927	-

Asset-Backed Securities	736,014	-	736,014	-

Commercial Mortgage Securities	73,084	-	73,084	-

Money Market Funds	259,774	259,774	-	-
Total Investments in Securities:	16,232,534	259,774	15,972,760	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $15,954,725)	$15,972,760
Fidelity Central Funds (cost $259,774)	259,774

Total Investment in Securities (cost $16,214,499)		$16,232,534
Receivable for investments sold		2,799
Receivable for fund shares sold		41,702
Interest receivable		96,191
Distributions receivable from Fidelity Central Funds		1,459
Prepaid expenses		5
Receivable from investment adviser for expense reductions		4,921
Total assets		16,379,611
Liabilities
Payable for investments purchased	$73,006
Payable for fund shares redeemed	3,088
Distributions payable	1,909
Accrued management fee	2,558
Audit fee payable	29,886
Other payables and accrued expenses	843
Total Liabilities		111,290
Net Assets		$16,268,321
Net Assets consist of:
Paid in capital		$16,057,728
Total accumulated earnings (loss)		210,593
Net Assets		$16,268,321
Net Asset Value, offering price and redemption price per share ($16,268,321 ÷ 1,588,580 shares)		$10.24
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Interest		$282,965
Income from Fidelity Central Funds		8,443
Total Income		291,408
Expenses
Management fee	$11,124
Custodian fees and expenses	903
Independent trustees' fees and expenses	15
Registration fees	5,146
Audit	28,836
Legal	6
Miscellaneous	14
Total expenses before reductions	46,044
Expense reductions	(35,245)
Total expenses after reductions		10,799
Net Investment income (loss)		280,609
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(540)
Total net realized gain (loss)		(540)
Change in net unrealized appreciation (depreciation) on investment securities		29,573
Net gain (loss)		29,033
Net increase (decrease) in net assets resulting from operations		$309,642
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$280,609	$265,782
Net realized gain (loss)	(540)	(5,578)
Change in net unrealized appreciation (depreciation)	29,573	11,944
Net increase (decrease) in net assets resulting from operations	309,642	272,148
Distributions to shareholders	(195,155)	(157,559)

Share transactions
Proceeds from sales of shares	9,098,875	2,661,237
Reinvestment of distributions	186,570	156,191
Cost of shares redeemed	(955,920)	(142,350)

Net increase (decrease) in net assets resulting from share transactions	8,329,525	2,675,078
Total increase (decrease) in net assets	8,444,012	2,789,667

Net Assets
Beginning of period	7,824,309	5,034,642
End of period	$16,268,321	$7,824,309

Other Information
Shares
Sold	891,741	265,566
Issued in reinvestment of distributions	18,282	15,559
Redeemed	(93,779)	(14,126)
Net increase (decrease)	816,244	266,999

Financial Highlights
Fidelity® SAI Sustainable Low Duration Income Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$9.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.256	.413	.059
Net realized and unrealized gain (loss)	.031	.001	(.050)
Total from investment operations	.287	.414	.009
Distributions from net investment income	(.174)	(.244)	(.049)
Distributions from net realized gain	(.003)	-	-
Total distributions	(.177)	(.244)	(.049)
Net asset value, end of period	$10.24	$10.13	$9.96
Total Return D,E	2.85%	4.21%	.09%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.83% H	1.74%	1.88% H,I
Expenses net of fee waivers, if any	.20% H	.23%	.25% H
Expenses net of all reductions	.20% H	.22%	.25% H
Net investment income (loss)	5.09% H	4.13%	1.54% H
Supplemental Data
Net assets, end of period (000 omitted)	$16,268	$7,824	$5,035
Portfolio turnover rate J	27% H	36%	6% K

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAudit fees are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024

1. Organization.
Fidelity SAI Sustainable Low Duration Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$152,765
Gross unrealized depreciation	(4,194)
Net unrealized appreciation (depreciation)	$148,571
Tax cost	$16,083,963

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Low Duration Income Fund	6,428,420	913,302
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Sustainable Low Duration Income Fund	$7
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .20% of average net assets. This reimbursement will remain in place through December 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $34,993.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $252.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Sustainable Low Duration Bond Fund	21%
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024

Fidelity® SAI Sustainable Low Duration Income Fund	.20%
Actual		$ 1,000	$ 1,028.50	$ 1.01
Hypothetical-B		$ 1,000	$ 1,023.87	$ 1.01

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Sustainable Low Duration Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.20% through December 31, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Board Approval of Investment Advisory Contracts
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.9904915.101
SLO-SANN-0424
Fidelity® Short-Term Bond Index Fund

Semi-Annual Report
February 29, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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Investment Summary February 29, 2024 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 33.8%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
1.7% 3/25/26	1,630,000	1,515,879
2.3% 6/1/27	2,980,000	2,728,696
Sprint Capital Corp. 6.875% 11/15/28	70,000	74,460
Telefonica Emisiones S.A.U. 4.103% 3/8/27	580,000	561,762
TELUS Corp. 3.7% 9/15/27	320,000	303,863
Verizon Communications, Inc.:
0.85% 11/20/25	1,600,000	1,485,274
1.45% 3/20/26	1,559,000	1,445,518
2.1% 3/22/28	470,000	418,484
4.329% 9/21/28	1,210,000	1,174,399
		9,708,335
Entertainment - 0.2%
Netflix, Inc.:
4.875% 4/15/28	1,070,000	1,067,839
5.875% 11/15/28	260,000	269,092
The Walt Disney Co.:
1.75% 1/13/26	760,000	716,852
3.35% 3/24/25	1,900,000	1,861,786
3.375% 11/15/26	310,000	298,323
		4,213,892
Interactive Media & Services - 0.2%
Alphabet, Inc.:
0.45% 8/15/25	850,000	799,652
1.998% 8/15/26	650,000	610,765
Baidu, Inc.:
1.72% 4/9/26	1,000,000	928,370
4.375% 5/14/24	700,000	697,263
Meta Platforms, Inc.:
3.5% 8/15/27	1,040,000	996,820
4.6% 5/15/28	400,000	398,251
		4,431,121
Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.75% 2/15/28	300,000	276,450
4.2% 3/15/28	520,000	487,430
4.908% 7/23/25	360,000	355,019
6.15% 11/10/26	690,000	696,031
Comcast Corp.:
2.35% 1/15/27	270,000	251,722
3.15% 3/1/26	750,000	723,805
3.375% 2/15/25	920,000	904,198
3.375% 8/15/25	940,000	918,016
3.95% 10/15/25	470,000	461,804
4.15% 10/15/28	740,000	717,870
4.55% 1/15/29	1,000,000	983,856
Discovery Communications LLC:
3.9% 11/15/24	100,000	98,687
4.9% 3/11/26	1,190,000	1,171,863
Grupo Televisa SA de CV 6.625% 3/18/25	290,000	291,302
Paramount Global:
2.9% 1/15/27	190,000	171,188
3.375% 2/15/28	200,000	176,265
TCI Communications, Inc. 7.875% 2/15/26	620,000	651,229
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	120,000	111,584
2.95% 6/15/27	820,000	777,732
3% 2/13/26	130,000	125,224
Warnermedia Holdings, Inc.:
3.638% 3/15/25	700,000	685,229
3.755% 3/15/27	1,640,000	1,551,832
		12,588,336
Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc. 3.2% 3/15/27	580,000	546,113
Sprint Corp. 7.625% 3/1/26	1,140,000	1,177,896
T-Mobile U.S.A., Inc.:
1.5% 2/15/26	290,000	269,393
3.5% 4/15/25	1,030,000	1,006,925
3.75% 4/15/27	470,000	450,522
4.95% 3/15/28	2,000,000	1,988,383
5.375% 4/15/27	1,020,000	1,017,915
Vodafone Group PLC 4.125% 5/30/25	190,000	186,946
		6,644,093
TOTAL COMMUNICATION SERVICES		37,585,777
CONSUMER DISCRETIONARY - 1.9%
Automobile Components - 0.0%
Lear Corp. 3.8% 9/15/27	280,000	268,048
Magna International, Inc. 4.15% 10/1/25	360,000	353,391
		621,439
Automobiles - 0.7%
American Honda Finance Corp.:
1% 9/10/25	1,450,000	1,362,591
1.2% 7/8/25	505,000	478,963
1.5% 1/13/25	240,000	232,356
2.15% 9/10/24	740,000	727,413
3.5% 2/15/28	560,000	532,153
4.6% 4/17/25	700,000	695,162
5.125% 7/7/28	280,000	282,342
General Motors Co. 4% 4/1/25	390,000	383,891
General Motors Financial Co., Inc.:
1.25% 1/8/26	1,070,000	991,515
2.7% 8/20/27	580,000	532,088
3.5% 11/7/24	370,000	364,395
3.85% 1/5/28	280,000	265,802
3.95% 4/13/24	320,000	319,190
4% 1/15/25	530,000	522,418
4% 10/6/26	640,000	618,766
4.3% 7/13/25	840,000	826,068
5% 4/9/27	960,000	950,760
5.25% 3/1/26	590,000	588,104
5.4% 4/6/26	1,000,000	1,000,453
5.8% 6/23/28	400,000	406,238
5.8% 1/7/29	620,000	627,542
Toyota Motor Corp.:
1.339% 3/25/26	110,000	102,109
2.358% 7/2/24	720,000	712,371
5.118% 7/13/28	1,800,000	1,835,352
		15,358,042
Broadline Retail - 0.4%
Alibaba Group Holding Ltd. 3.6% 11/28/24	2,000,000	1,966,840
Amazon.com, Inc.:
0.8% 6/3/25	2,158,000	2,049,686
1% 5/12/26	1,168,000	1,075,112
1.2% 6/3/27	1,440,000	1,288,448
3.15% 8/22/27	1,120,000	1,063,297
4.55% 12/1/27	420,000	418,714
eBay, Inc.:
1.4% 5/10/26	666,000	614,237
3.45% 8/1/24	100,000	99,038
Kohl's Corp. 10.75% 5/15/25	290,000	300,150
		8,875,522
Hotels, Restaurants & Leisure - 0.3%
Expedia, Inc.:
3.8% 2/15/28	490,000	463,431
5% 2/15/26	330,000	327,727
Marriott International, Inc.:
3.125% 6/15/26	190,000	181,404
4.875% 5/15/29	600,000	591,991
5% 10/15/27	450,000	448,141
McDonald's Corp.:
1.45% 9/1/25	110,000	104,129
3.3% 7/1/25	1,310,000	1,279,306
3.5% 7/1/27	240,000	229,844
3.7% 1/30/26	110,000	107,448
3.8% 4/1/28	340,000	326,818
Starbucks Corp.:
2.45% 6/15/26	350,000	330,486
3.8% 8/15/25	583,000	570,869
4% 11/15/28	980,000	947,638
		5,909,232
Household Durables - 0.1%
D.R. Horton, Inc. 1.3% 10/15/26	750,000	678,564
Lennar Corp.:
4.5% 4/30/24	400,000	399,112
4.75% 5/30/25	400,000	396,005
4.75% 11/29/27	350,000	344,413
Toll Brothers Finance Corp. 4.35% 2/15/28	370,000	355,622
		2,173,716
Leisure Products - 0.0%
Hasbro, Inc.:
3.5% 9/15/27	360,000	337,937
3.55% 11/19/26	200,000	189,888
		527,825
Specialty Retail - 0.3%
Advance Auto Parts, Inc. 5.95% 3/9/28	244,000	243,760
AutoNation, Inc. 1.95% 8/1/28	190,000	162,508
AutoZone, Inc.:
3.125% 4/21/26	270,000	258,745
4.5% 2/1/28	160,000	156,716
Lowe's Companies, Inc.:
4% 4/15/25	2,863,000	2,821,942
4.8% 4/1/26	700,000	695,723
Ross Stores, Inc. 4.6% 4/15/25	450,000	445,635
The Home Depot, Inc.:
2.125% 9/15/26	480,000	448,755
2.8% 9/14/27	1,220,000	1,144,156
3% 4/1/26	100,000	96,310
3.35% 9/15/25	720,000	703,027
3.9% 12/6/28	330,000	319,120
		7,496,397
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	836,000	812,797
2.75% 3/27/27	550,000	518,661
Tapestry, Inc. 7.35% 11/27/28	600,000	627,601
VF Corp. 2.8% 4/23/27	420,000	381,333
		2,340,392
TOTAL CONSUMER DISCRETIONARY		43,302,565
CONSUMER STAPLES - 1.8%
Beverages - 0.5%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 3.65% 2/1/26	780,000	760,112
Anheuser-Busch InBev Worldwide, Inc.:
4% 4/13/28	180,000	174,557
4.75% 1/23/29	880,000	872,672
Constellation Brands, Inc.:
3.6% 5/9/24	960,000	956,115
3.7% 12/6/26	340,000	327,484
4.35% 5/9/27	250,000	244,498
4.65% 11/15/28	230,000	225,773
4.75% 11/15/24	710,000	705,957
Diageo Capital PLC 5.3% 10/24/27	650,000	657,888
Keurig Dr. Pepper, Inc.:
2.55% 9/15/26	110,000	103,144
3.4% 11/15/25	150,000	145,326
3.43% 6/15/27	340,000	323,696
4.417% 5/25/25	237,000	234,396
Molson Coors Beverage Co. 3% 7/15/26	840,000	800,042
PepsiCo, Inc.:
2.25% 3/19/25	1,870,000	1,815,230
2.375% 10/6/26	500,000	471,103
3% 10/15/27	1,040,000	980,502
3.6% 3/1/24	120,000	120,000
3.6% 2/18/28	230,000	221,263
The Coca-Cola Co.:
1.45% 6/1/27	610,000	552,092
1.75% 9/6/24	510,000	501,012
2.9% 5/25/27	760,000	721,612
		11,914,474
Consumer Staples Distribution & Retail - 0.4%
Dollar General Corp. 4.625% 11/1/27	1,000,000	980,867
Dollar Tree, Inc. 4.2% 5/15/28	940,000	906,601
Kroger Co.:
2.65% 10/15/26	120,000	112,786
3.5% 2/1/26	200,000	193,947
Sysco Corp.:
3.25% 7/15/27	340,000	320,830
3.3% 7/15/26	590,000	566,168
Target Corp.:
2.25% 4/15/25	313,000	303,218
2.5% 4/15/26	420,000	401,057
3.5% 7/1/24	570,000	566,119
Walmart, Inc.:
1.5% 9/22/28	1,350,000	1,185,474
2.85% 7/8/24	370,000	366,702
3.05% 7/8/26	1,150,000	1,106,368
3.55% 6/26/25	280,000	275,127
3.9% 4/15/28	300,000	292,725
3.95% 9/9/27	800,000	784,203
		8,362,192
Food Products - 0.4%
Bunge Ltd. Finance Corp. 3.25% 8/15/26	600,000	572,359
Campbell Soup Co. 4.15% 3/15/28	550,000	530,667
Conagra Brands, Inc.:
1.375% 11/1/27	270,000	234,747
4.3% 5/1/24	700,000	698,398
4.6% 11/1/25	230,000	226,617
4.85% 11/1/28	1,000,000	982,355
General Mills, Inc. 4% 4/17/25	490,000	482,173
JBS U.S.A. Lux SA/JBS Food Co./JBS U.S.A. Finance, Inc. 5.125% 2/1/28	590,000	578,089
Kellanova 3.4% 11/15/27	450,000	424,312
Kraft Heinz Foods Co.:
3% 6/1/26	430,000	410,133
3.875% 5/15/27	800,000	772,673
McCormick & Co., Inc. 3.4% 8/15/27	390,000	369,444
Mondelez International, Inc. 2.625% 3/17/27	500,000	466,429
The Hershey Co. 2.3% 8/15/26	590,000	556,783
The J.M. Smucker Co. 3.375% 12/15/27	360,000	339,458
Tyson Foods, Inc.:
3.55% 6/2/27	550,000	521,281
4% 3/1/26	550,000	536,971
Unilever Capital Corp.:
2% 7/28/26	280,000	262,177
3.1% 7/30/25	370,000	360,908
4.875% 9/8/28	160,000	161,191
		9,487,165
Household Products - 0.2%
Colgate-Palmolive Co. 4.8% 3/2/26	640,000	641,536
Kimberly-Clark Corp.:
1.05% 9/15/27	450,000	395,968
3.95% 11/1/28	280,000	271,174
Procter & Gamble Co.:
0.55% 10/29/25	640,000	596,752
1% 4/23/26	550,000	509,103
2.85% 8/11/27	1,080,000	1,020,189
3.95% 1/26/28	1,020,000	1,002,522
		4,437,244
Personal Care Products - 0.0%
Kenvue, Inc.:
5.05% 3/22/28	590,000	593,758
5.35% 3/22/26	220,000	221,429
		815,187
Tobacco - 0.3%
Altria Group, Inc.:
2.35% 5/6/25	270,000	260,723
2.625% 9/16/26	390,000	366,303
4.4% 2/14/26	100,000	98,448
BAT Capital Corp.:
2.259% 3/25/28	450,000	398,215
3.215% 9/6/26	200,000	189,652
3.222% 8/15/24	1,700,000	1,679,939
3.557% 8/15/27	1,040,000	983,167
4.7% 4/2/27	250,000	244,671
BAT International Finance PLC:
1.668% 3/25/26	680,000	630,002
5.931% 2/2/29	370,000	377,856
Philip Morris International, Inc.:
1.5% 5/1/25	760,000	728,440
3.125% 8/17/27	220,000	207,234
4.875% 2/15/28	500,000	497,247
5.125% 11/17/27	950,000	951,607
Reynolds American, Inc. 4.45% 6/12/25	650,000	640,028
		8,253,532
TOTAL CONSUMER STAPLES		43,269,794
ENERGY - 2.1%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 2.061% 12/15/26	660,000	608,711
Oil, Gas & Consumable Fuels - 2.1%
Boardwalk Pipelines LP 4.45% 7/15/27	540,000	526,297
BP Capital Markets PLC 3.723% 11/28/28	1,380,000	1,310,614
Canadian Natural Resources Ltd.:
2.05% 7/15/25	280,000	267,192
3.85% 6/1/27	590,000	565,476
Cenovus Energy, Inc. 5.375% 7/15/25	280,000	278,774
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	340,000	338,456
5.875% 3/31/25	770,000	769,981
Cheniere Energy, Inc. 4.625% 10/15/28	970,000	931,084
Chevron Corp.:
1.554% 5/11/25	1,000,000	959,511
1.995% 5/11/27	830,000	763,542
2.954% 5/16/26	810,000	778,121
3.326% 11/17/25	250,000	243,932
Chevron U.S.A., Inc. 3.9% 11/15/24	110,000	108,937
Columbia Pipeline Group, Inc. 4.5% 6/1/25	400,000	394,212
ConocoPhillips Co. 2.4% 3/7/25	1,200,000	1,165,780
DCP Midstream Operating LP:
5.375% 7/15/25	100,000	99,777
5.625% 7/15/27	330,000	331,111
Devon Energy Corp. 5.25% 9/15/24	500,000	498,492
Enbridge, Inc.:
1.6% 10/4/26	500,000	457,071
3.5% 6/10/24	220,000	218,632
3.7% 7/15/27	330,000	315,408
Energy Transfer LP:
2.9% 5/15/25	1,010,000	977,951
4.95% 6/15/28	230,000	226,537
5.5% 6/1/27	100,000	100,343
5.95% 12/1/25	370,000	372,223
6.1% 12/1/28	1,460,000	1,509,154
Enterprise Products Operating LP:
3.75% 2/15/25	370,000	363,948
5.05% 1/10/26	2,000,000	1,998,626
EOG Resources, Inc. 3.15% 4/1/25	1,610,000	1,574,000
EQT Corp. 3.9% 10/1/27	250,000	236,979
Equinor ASA 2.875% 4/6/25	2,700,000	2,635,421
Exxon Mobil Corp.:
2.019% 8/16/24	3,230,000	3,181,302
2.275% 8/16/26	650,000	614,158
2.992% 3/19/25	900,000	879,683
Hess Corp. 4.3% 4/1/27	350,000	341,455
Kinder Morgan, Inc.:
1.75% 11/15/26	610,000	557,107
4.3% 3/1/28	410,000	397,689
Marathon Oil Corp. 4.4% 7/15/27	390,000	378,871
Marathon Petroleum Corp. 4.7% 5/1/25	1,675,000	1,659,173
MPLX LP:
1.75% 3/1/26	840,000	783,643
4% 3/15/28	1,070,000	1,025,918
4.25% 12/1/27	580,000	561,333
Occidental Petroleum Corp.:
6.375% 9/1/28	110,000	113,951
8.5% 7/15/27	770,000	835,234
ONEOK, Inc.:
4.55% 7/15/28	590,000	576,384
5.85% 1/15/26	520,000	524,621
Ovintiv, Inc. 5.65% 5/15/28	580,000	585,163
Phillips 66 Co.:
3.55% 10/1/26	390,000	374,248
3.85% 4/9/25	1,000,000	982,942
Pioneer Natural Resources Co. 1.125% 1/15/26	270,000	250,599
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	920,000	907,801
4.5% 12/15/26	230,000	225,586
4.65% 10/15/25	140,000	138,164
Sabine Pass Liquefaction LLC:
4.2% 3/15/28	400,000	385,867
5% 3/15/27	790,000	784,118
5.625% 3/1/25	1,050,000	1,048,548
5.875% 6/30/26	450,000	453,647
Schlumberger Investment SA 4.5% 5/15/28	320,000	317,026
Shell International Finance BV:
2% 11/7/24	700,000	684,575
2.875% 5/10/26	960,000	918,740
3.25% 5/11/25	310,000	303,170
3.875% 11/13/28	710,000	685,208
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.5% 7/15/27	710,000	717,371
Tennessee Gas Pipeline Co. 7% 3/15/27	540,000	567,432
The Williams Companies, Inc.:
3.75% 6/15/27	980,000	937,855
4% 9/15/25	760,000	745,194
TransCanada PipeLines Ltd.:
1% 10/12/24	630,000	611,849
4.25% 5/15/28	250,000	240,832
4.875% 1/15/26	340,000	337,304
Valero Energy Corp. 2.85% 4/15/25	1,000,000	971,183
Valero Energy Partners LP 4.5% 3/15/28	230,000	223,695
Western Gas Partners LP:
3.1% 2/1/25	250,000	243,542
4.5% 3/1/28	410,000	391,919
4.75% 8/15/28	240,000	231,733
		49,013,415
TOTAL ENERGY		49,622,126
FINANCIALS - 14.8%
Banks - 8.7%
Australia and New Zealand Banking Group Ltd. 5.088% 12/8/25	630,000	630,517
Banco Bilbao Vizcaya Argentaria SA 6.138% 9/14/28 (b)	200,000	202,985
Banco Santander SA:
1.722% 9/14/27 (b)	800,000	723,817
1.849% 3/25/26	1,200,000	1,113,757
4.175% 3/24/28 (b)	600,000	574,482
4.379% 4/12/28	600,000	576,719
5.147% 8/18/25	200,000	198,517
5.179% 11/19/25	400,000	394,644
5.294% 8/18/27	400,000	397,362
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (b)(c)	1,100,000	1,093,038
0.981% 9/25/25 (b)	2,000,000	1,947,179
1.319% 6/19/26 (b)	1,000,000	946,511
1.658% 3/11/27 (b)	820,000	760,873
1.734% 7/22/27 (b)	3,260,000	2,989,359
2.015% 2/13/26 (b)	1,250,000	1,207,631
2.456% 10/22/25 (b)	1,400,000	1,370,579
3.419% 12/20/28 (b)	1,540,000	1,438,720
3.458% 3/15/25 (b)	1,500,000	1,498,806
3.593% 7/21/28 (b)	1,120,000	1,061,827
3.875% 8/1/25	2,130,000	2,096,798
3.95% 4/21/25	580,000	570,440
3.974% 2/7/30 (b)	240,000	225,597
4.2% 8/26/24	320,000	317,610
4.25% 10/22/26	2,030,000	1,986,227
4.376% 4/27/28 (b)	1,900,000	1,847,120
4.948% 7/22/28 (b)	1,200,000	1,188,083
5.202% 4/25/29 (b)	750,000	745,938
5.819% 9/15/29 (b)	2,000,000	2,038,156
6.204% 11/10/28 (b)	800,000	825,366
Bank of Montreal:
0.949% 1/22/27 (b)	100,000	92,262
1.25% 9/15/26	750,000	682,240
4.7% 9/14/27	1,690,000	1,673,339
5.717% 9/25/28	140,000	143,518
Bank of Nova Scotia:
1.05% 3/2/26	590,000	544,063
1.3% 9/15/26	1,240,000	1,129,540
2.2% 2/3/25	350,000	339,724
4.5% 12/16/25	1,300,000	1,277,813
4.75% 2/2/26	1,500,000	1,488,133
5.25% 6/12/28	260,000	261,238
Barclays PLC:
2.279% 11/24/27 (b)	1,940,000	1,773,069
2.852% 5/7/26 (b)	400,000	386,707
3.932% 5/7/25 (b)	1,410,000	1,404,533
4.375% 1/12/26	520,000	509,414
5.2% 5/12/26	800,000	791,025
5.501% 8/9/28 (b)	200,000	199,128
5.829% 5/9/27 (b)	600,000	601,518
6.49% 9/13/29 (b)	520,000	536,009
7.385% 11/2/28 (b)	1,000,000	1,057,170
Canadian Imperial Bank of Commerce:
1.25% 6/22/26	590,000	540,761
3.945% 8/4/25	530,000	519,606
Citigroup, Inc.:
1.122% 1/28/27 (b)	2,100,000	1,935,342
1.462% 6/9/27 (b)	2,200,000	2,014,996
3.106% 4/8/26 (b)	2,040,000	1,985,555
3.3% 4/27/25	1,420,000	1,388,366
3.352% 4/24/25 (b)	1,400,000	1,394,682
3.52% 10/27/28 (b)	1,650,000	1,550,570
3.668% 7/24/28 (b)	590,000	559,434
3.887% 1/10/28 (b)	1,130,000	1,086,069
4.075% 4/23/29 (b)	650,000	620,361
4.4% 6/10/25	140,000	137,919
4.45% 9/29/27	350,000	339,029
4.6% 3/9/26	750,000	737,712
5.5% 9/13/25	1,500,000	1,497,145
Citizens Financial Group, Inc. 5.841% 1/23/30 (b)	370,000	365,570
Comerica, Inc. 5.982% 1/30/30 (b)	360,000	353,423
Commonwealth Bank of Australia New York Branch 5.316% 3/13/26	710,000	713,345
Corporacion Andina de Fomento 5% 1/24/29	175,000	172,854
Discover Bank 2.45% 9/12/24	1,150,000	1,130,226
Export-Import Bank of Korea:
0.625% 2/9/26	1,200,000	1,103,393
2.375% 6/25/24	710,000	702,978
5% 1/11/28	2,000,000	2,013,420
5.125% 9/18/28	400,000	405,056
Fifth Third Bancorp:
1.707% 11/1/27 (b)	250,000	224,489
2.375% 1/28/25	1,280,000	1,242,627
6.361% 10/27/28 (b)	500,000	509,728
HSBC Holdings PLC:
0.976% 5/24/25 (b)	2,000,000	1,977,386
2.013% 9/22/28 (b)	3,240,000	2,870,509
2.251% 11/22/27 (b)	690,000	632,071
2.633% 11/7/25 (b)	1,600,000	1,564,796
2.999% 3/10/26 (b)	5,000,000	4,859,862
4.25% 3/14/24	510,000	509,709
4.25% 8/18/25	444,000	434,471
4.292% 9/12/26 (b)	300,000	294,045
5.887% 8/14/27 (b)	3,000,000	3,019,901
6.161% 3/9/29 (b)	400,000	408,686
Huntington National Bank:
4.552% 5/17/28 (b)	590,000	569,251
5.699% 11/18/25 (b)	830,000	823,103
ING Groep NV:
1.726% 4/1/27 (b)	484,000	448,043
4.017% 3/28/28 (b)	1,240,000	1,190,651
Japan Bank International Cooperation:
1.875% 7/21/26	5,300,000	4,944,707
2.5% 5/23/24	200,000	198,650
4.875% 10/18/28	1,000,000	1,008,151
JPMorgan Chase & Co.:
0.768% 8/9/25 (b)	2,100,000	2,052,511
0.824% 6/1/25 (b)	1,000,000	986,821
1.04% 2/4/27 (b)	1,500,000	1,382,323
1.045% 11/19/26 (b)	470,000	436,999
1.47% 9/22/27 (b)	690,000	626,957
1.578% 4/22/27 (b)	3,211,000	2,969,343
2.083% 4/22/26 (b)	1,500,000	1,443,175
2.301% 10/15/25 (b)	1,200,000	1,175,863
3.2% 6/15/26	150,000	144,358
3.22% 3/1/25 (b)	730,000	729,940
3.54% 5/1/28 (b)	510,000	484,777
3.625% 12/1/27	450,000	428,566
4.005% 4/23/29 (b)	1,960,000	1,872,575
4.125% 12/15/26	460,000	449,077
4.323% 4/26/28 (b)	3,000,000	2,927,546
4.851% 7/25/28 (b)	3,700,000	3,658,997
5.012% 1/23/30 (b)	730,000	722,224
KeyBank NA 3.3% 6/1/25	1,200,000	1,155,056
KeyCorp 2.25% 4/6/27	50,000	44,661
Lloyds Banking Group PLC:
1.627% 5/11/27 (b)	210,000	192,608
2.438% 2/5/26 (b)	200,000	193,744
3.574% 11/7/28 (b)	1,310,000	1,223,403
3.75% 3/18/28 (b)	610,000	578,586
3.9% 3/12/24	200,000	199,911
4.5% 11/4/24	2,290,000	2,263,741
4.65% 3/24/26	330,000	323,732
5.871% 3/6/29 (b)	240,000	242,281
Manufacturers & Traders Trust Co. 4.7% 1/27/28	1,220,000	1,173,695
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	730,000	691,404
1.538% 7/20/27 (b)	900,000	823,408
2.757% 9/13/26	1,110,000	1,046,939
3.407% 3/7/24	270,000	269,950
3.961% 3/2/28	450,000	433,371
5.017% 7/20/28 (b)	1,050,000	1,043,154
5.242% 4/19/29 (b)	300,000	300,912
5.354% 9/13/28 (b)	300,000	301,013
5.422% 2/22/29 (b)	1,000,000	1,007,094
Mizuho Financial Group, Inc.:
1.234% 5/22/27 (b)	210,000	191,905
1.554% 7/9/27 (b)	743,000	681,594
2.226% 5/25/26 (b)	200,000	191,824
2.839% 7/16/25 (b)	200,000	197,847
5.414% 9/13/28 (b)	200,000	200,993
5.778% 7/6/29 (b)	860,000	876,207
Morgan Stanley Bank, West Valley City Utah 4.754% 4/21/26	2,450,000	2,434,452
National Australia Bank Ltd.:
3.375% 1/14/26	800,000	775,969
3.905% 6/9/27	1,140,000	1,104,967
4.787% 1/10/29	280,000	278,202
4.9% 6/13/28	440,000	438,842
NatWest Group PLC:
3.073% 5/22/28 (b)	500,000	463,944
4.269% 3/22/25 (b)	200,000	199,827
4.8% 4/5/26	990,000	977,763
5.125% 5/28/24	490,000	488,357
5.516% 9/30/28 (b)	200,000	200,042
5.808% 9/13/29 (b)	900,000	909,152
5.847% 3/2/27 (b)	200,000	200,822
Oesterreichische Kontrollbank AG 0.375% 9/17/25	583,000	544,057
PNC Bank NA 3.25% 6/1/25	1,040,000	1,012,206
PNC Financial Services Group, Inc.:
1.15% 8/13/26	900,000	817,419
2.2% 11/1/24	560,000	547,704
5.3% 1/21/28 (b)	1,000,000	998,753
5.354% 12/2/28 (b)	160,000	160,068
5.582% 6/12/29 (b)	440,000	442,426
Rabobank Nederland 4.375% 8/4/25	360,000	353,082
Rabobank Nederland New York Branch 5.5% 7/18/25	1,300,000	1,306,113
Royal Bank of Canada:
0.875% 1/20/26	2,060,000	1,907,161
1.2% 4/27/26	2,080,000	1,914,515
2.05% 1/21/27	600,000	554,077
3.625% 5/4/27	520,000	498,593
4.95% 2/1/29	230,000	228,335
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (b)	500,000	452,154
3.5% 6/7/24	210,000	208,680
4.5% 7/17/25	1,270,000	1,245,289
6.174% 1/9/30 (b)	50,000	49,870
6.565% 6/12/29 (b)	550,000	559,615
Santander UK Group Holdings PLC:
1.089% 3/15/25 (b)	400,000	399,357
1.532% 8/21/26 (b)	540,000	506,174
1.673% 6/14/27 (b)	420,000	381,789
3.823% 11/3/28 (b)	400,000	373,364
6.534% 1/10/29 (b)	800,000	820,331
Santander UK PLC 4% 3/13/24	100,000	99,958
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	1,500,000	1,425,532
2.174% 1/14/27	1,400,000	1,293,168
2.348% 1/15/25	800,000	779,115
2.632% 7/14/26	1,520,000	1,436,093
3.01% 10/19/26	240,000	227,319
3.446% 1/11/27	370,000	354,307
3.544% 1/17/28	430,000	407,203
5.52% 1/13/28	650,000	660,417
5.8% 7/13/28	300,000	308,374
Synchrony Bank:
5.4% 8/22/25	250,000	247,062
5.625% 8/23/27	500,000	486,464
The Toronto-Dominion Bank:
0.75% 1/6/26	520,000	480,854
1.2% 6/3/26	390,000	357,824
3.25% 3/11/24	280,000	279,874
3.625% 9/15/31 (b)	630,000	602,210
4.108% 6/8/27	520,000	505,279
5.156% 1/10/28	1,430,000	1,434,897
5.264% 12/11/26	1,000,000	1,006,371
5.523% 7/17/28	650,000	660,911
Truist Financial Corp.:
1.2% 8/5/25	1,100,000	1,034,537
1.267% 3/2/27 (b)	937,000	860,106
6.047% 6/8/27 (b)	2,000,000	2,020,203
U.S. Bancorp:
2.375% 7/22/26	380,000	356,173
3.6% 9/11/24	1,360,000	1,345,793
3.95% 11/17/25	2,530,000	2,475,893
5.727% 10/21/26 (b)	1,000,000	1,004,419
5.775% 6/12/29 (b)	1,260,000	1,273,149
Wells Fargo & Co.:
0.805% 5/19/25 (b)	2,500,000	2,470,155
2.188% 4/30/26 (b)	510,000	489,361
2.393% 6/2/28 (b)	2,160,000	1,970,096
2.406% 10/30/25 (b)	1,390,000	1,359,993
3% 2/19/25	600,000	586,566
3% 10/23/26	100,000	94,540
3.196% 6/17/27 (b)	2,580,000	2,456,419
3.526% 3/24/28 (b)	500,000	474,061
3.55% 9/29/25	1,350,000	1,315,133
3.584% 5/22/28 (b)	600,000	568,777
3.908% 4/25/26 (b)	1,200,000	1,176,626
4.1% 6/3/26	460,000	448,021
4.54% 8/15/26 (b)	2,000,000	1,972,366
5.198% 1/23/30 (b)	730,000	723,730
5.574% 7/25/29 (b)	600,000	603,929
Westpac Banking Corp.:
2.85% 5/13/26	330,000	315,222
2.894% 2/4/30 (b)	630,000	610,842
3.35% 3/8/27	360,000	344,461
4.043% 8/26/27	560,000	548,053
4.322% 11/23/31 (b)	720,000	691,471
5.457% 11/18/27	420,000	427,075
5.535% 11/17/28	310,000	317,270
		203,339,977
Capital Markets - 3.0%
Affiliated Managers Group, Inc. 3.5% 8/1/25	130,000	126,352
Ameriprise Financial, Inc. 3% 4/2/25	820,000	799,126
Ares Capital Corp.:
2.15% 7/15/26	100,000	90,840
2.875% 6/15/28	750,000	656,849
3.25% 7/15/25	150,000	144,077
3.875% 1/15/26	800,000	767,509
Bank of New York Mellon Corp.:
0.75% 1/28/26	540,000	498,248
3.4% 5/15/24	730,000	726,516
4.414% 7/24/26 (b)	2,000,000	1,972,510
4.543% 2/1/29 (b)	1,000,000	982,647
6.317% 10/25/29 (b)	210,000	220,181
Bank of New York, New York 5.148% 5/22/26 (b)	1,840,000	1,835,672
BlackRock, Inc. 3.5% 3/18/24	410,000	409,648
Blackstone Private Credit Fund:
2.625% 12/15/26	470,000	424,571
2.7% 1/15/25	960,000	932,307
3.25% 3/15/27	360,000	329,243
4.7% 3/24/25	1,000,000	984,479
7.3% 11/27/28 (d)	230,000	237,376
Blue Owl Capital Corp. 5.95% 3/15/29	700,000	683,918
Brookfield Finance, Inc. 3.9% 1/25/28	660,000	633,153
Charles Schwab Corp.:
0.75% 3/18/24	686,000	684,594
0.9% 3/11/26	940,000	862,162
2.45% 3/3/27	1,020,000	945,471
3.85% 5/21/25	1,100,000	1,079,385
5.875% 8/24/26	1,000,000	1,015,439
6.196% 11/17/29 (b)	220,000	227,147
CME Group, Inc. 3% 3/15/25	310,000	302,904
Credit Suisse AG:
1.25% 8/7/26	430,000	389,863
2.95% 4/9/25	1,500,000	1,456,519
3.7% 2/21/25	360,000	353,088
5% 7/9/27	520,000	515,200
7.5% 2/15/28	1,430,000	1,539,167
Deutsche Bank AG 4.5% 4/1/25	500,000	490,415
Deutsche Bank AG London Branch 3.7% 5/30/24	930,000	924,180
Deutsche Bank AG New York Branch:
1.686% 3/19/26	400,000	372,717
2.129% 11/24/26 (b)	1,400,000	1,312,063
2.311% 11/16/27 (b)	1,610,000	1,462,595
2.552% 1/7/28 (b)	390,000	355,611
6.119% 7/14/26 (b)	170,000	170,367
6.72% 1/18/29 (b)	160,000	164,382
Franklin Resources, Inc. 2.85% 3/30/25	160,000	155,887
GE Capital Funding LLC 3.45% 5/15/25	330,000	322,301
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (b)	550,000	524,917
1.093% 12/9/26 (b)	1,400,000	1,296,879
1.431% 3/9/27 (b)	1,660,000	1,534,250
1.948% 10/21/27 (b)	3,320,000	3,039,290
3.272% 9/29/25 (b)	800,000	788,831
3.615% 3/15/28 (b)	890,000	848,554
3.691% 6/5/28 (b)	500,000	476,825
3.75% 2/25/26	1,170,000	1,140,275
3.814% 4/23/29 (b)	1,020,000	963,016
4.25% 10/21/25	370,000	363,446
4.482% 8/23/28 (b)	1,640,000	1,599,038
HPS Corporate Lending Fund 6.75% 1/30/29 (d)	200,000	197,991
Intercontinental Exchange, Inc. 3.1% 9/15/27	1,060,000	995,767
Jefferies Financial Group, Inc.:
4.85% 1/15/27	300,000	297,936
5.875% 7/21/28	290,000	295,692
Lazard Group LLC 4.5% 9/19/28	250,000	239,577
LPL Holdings, Inc. 6.75% 11/17/28	590,000	615,849
Moody's Corp.:
3.75% 3/24/25	450,000	442,366
4.25% 2/1/29	250,000	241,852
Morgan Stanley:
0.864% 10/21/25 (b)	2,300,000	2,228,332
0.985% 12/10/26 (b)	1,600,000	1,476,223
1.512% 7/20/27 (b)	4,650,000	4,253,988
1.593% 5/4/27 (b)	3,080,000	2,839,483
2.72% 7/22/25 (b)	1,040,000	1,027,377
3.591% 7/22/28 (b)	1,350,000	1,277,917
4.35% 9/8/26	120,000	117,295
4.431% 1/23/30 (b)	460,000	441,545
5% 11/24/25	1,248,000	1,240,791
5.123% 2/1/29 (b)	1,500,000	1,490,172
5.164% 4/20/29 (b)	820,000	815,310
6.25% 8/9/26	140,000	143,314
NASDAQ, Inc.:
3.85% 6/30/26	270,000	262,198
5.35% 6/28/28	300,000	303,009
Nomura Holdings, Inc.:
1.653% 7/14/26	1,160,000	1,061,750
1.851% 7/16/25	1,000,000	949,709
2.71% 1/22/29	200,000	176,341
5.386% 7/6/27	240,000	239,534
6.07% 7/12/28	400,000	409,709
Northern Trust Corp. 3.375% 5/8/32 (b)	250,000	231,992
S&P Global, Inc.:
2.45% 3/1/27	650,000	605,964
4.75% 8/1/28	240,000	239,246
Sixth Street Specialty Lending, Inc. 6.95% 8/14/28	120,000	122,175
State Street Corp.:
1.684% 11/18/27 (b)	450,000	412,030
3.3% 12/16/24	1,790,000	1,761,937
4.857% 1/26/26 (b)	1,000,000	994,045
5.684% 11/21/29 (b)	220,000	224,767
UBS Group AG:
3.75% 3/26/25	400,000	391,755
4.55% 4/17/26	920,000	903,934
		71,100,872
Consumer Finance - 1.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	300,000	291,889
1.75% 1/30/26	150,000	139,357
2.45% 10/29/26	2,512,000	2,317,046
3% 10/29/28	250,000	224,642
3.65% 7/21/27	150,000	141,145
4.45% 10/1/25	440,000	431,514
5.1% 1/19/29	700,000	688,066
5.75% 6/6/28	150,000	151,086
6.45% 4/15/27 (d)	732,000	749,246
Ally Financial, Inc.:
2.2% 11/2/28	280,000	238,107
5.125% 9/30/24	330,000	328,549
5.8% 5/1/25	1,900,000	1,897,003
6.992% 6/13/29 (b)	270,000	277,399
American Express Co.:
3.3% 5/3/27	540,000	511,871
3.95% 8/1/25	1,500,000	1,473,680
5.282% 7/27/29 (b)	240,000	241,226
5.85% 11/5/27	240,000	246,409
Capital One Financial Corp.:
3.3% 10/30/24	440,000	433,299
3.75% 7/28/26	340,000	326,576
3.8% 1/31/28	130,000	122,951
4.2% 10/29/25	640,000	625,665
4.927% 5/10/28 (b)	1,660,000	1,624,166
5.468% 2/1/29 (b)	2,030,000	2,018,775
Discover Financial Services:
4.1% 2/9/27	290,000	278,137
4.5% 1/30/26	100,000	98,403
Ford Motor Credit Co. LLC:
6.798% 11/7/28	3,770,000	3,907,302
6.8% 5/12/28	1,005,000	1,037,118
GE Capital International Funding Co. 3.373% 11/15/25	550,000	532,622
John Deere Capital Corp.:
2.35% 3/8/27	1,260,000	1,175,312
2.8% 9/8/27	1,000,000	936,437
4.75% 1/20/28	540,000	539,415
4.9% 3/3/28	300,000	301,698
4.95% 7/14/28	600,000	603,362
Synchrony Financial:
3.7% 8/4/26	220,000	207,648
4.5% 7/23/25	448,000	437,894
Toyota Motor Credit Corp.:
0.8% 10/16/25	560,000	523,551
0.8% 1/9/26	1,120,000	1,038,929
1.8% 2/13/25	100,000	96,739
3% 4/1/25	860,000	840,286
3.95% 6/30/25	1,500,000	1,476,941
4.65% 1/5/29	230,000	227,551
5.4% 11/10/25	1,500,000	1,508,703
		31,267,715
Financial Services - 1.4%
AB Svensk Exportkredit 4.625% 11/28/25	3,000,000	2,981,586
Aon Corp. / Aon Global Holdings PLC 2.85% 5/28/27	220,000	204,973
Berkshire Hathaway, Inc. 3.125% 3/15/26	1,120,000	1,082,092
Blue Owl Credit Income Corp. 7.75% 1/15/29 (d)	700,000	714,844
BP Capital Markets America, Inc.:
3.017% 1/16/27	1,060,000	1,007,098
3.41% 2/11/26	790,000	766,080
Brixmor Operating Partnership LP:
3.9% 3/15/27	170,000	162,129
4.125% 6/15/26	500,000	481,806
CNH Industrial Capital LLC 5.5% 1/12/29	660,000	669,002
Corebridge Financial, Inc.:
3.65% 4/5/27	540,000	512,393
6.875% 12/15/52 (b)	540,000	539,125
DH Europe Finance II SARL 2.2% 11/15/24	700,000	684,191
Equitable Holdings, Inc.:
4.35% 4/20/28	290,000	279,237
7% 4/1/28	340,000	360,415
Fidelity National Information Services, Inc.:
1.15% 3/1/26	609,000	563,174
1.65% 3/1/28	500,000	440,585
Fiserv, Inc.:
3.2% 7/1/26	280,000	267,541
3.85% 6/1/25	100,000	97,995
5.375% 8/21/28	530,000	534,253
Global Payments, Inc.:
1.2% 3/1/26	1,157,000	1,065,034
2.15% 1/15/27	200,000	183,552
2.65% 2/15/25	290,000	281,421
4.95% 8/15/27	160,000	158,532
Jackson Financial, Inc. 5.17% 6/8/27	180,000	178,833
KfW:
0.375% 7/18/25	1,650,000	1,550,897
2.5% 11/20/24	1,590,000	1,559,003
3% 5/20/27	5,800,000	5,540,382
MasterCard, Inc.:
2% 3/3/25	1,100,000	1,065,359
3.3% 3/26/27	800,000	767,435
National Rural Utilities Cooperative Finance Corp.:
3.9% 11/1/28	240,000	230,488
4.45% 3/13/26	1,500,000	1,481,338
PayPal Holdings, Inc.:
1.65% 6/1/25	1,300,000	1,244,212
2.4% 10/1/24	320,000	314,167
3.9% 6/1/27	170,000	164,346
Rexford Industrial Realty LP 5% 6/15/28	110,000	108,890
The Western Union Co.:
1.35% 3/15/26	330,000	303,966
2.85% 1/10/25	100,000	97,560
Visa, Inc.:
0.75% 8/15/27	600,000	527,005
2.75% 9/15/27	340,000	318,568
3.15% 12/14/25	2,600,000	2,520,741
Voya Financial, Inc.:
3.65% 6/15/26	140,000	134,352
4.7% 1/23/48 (b)	130,000	109,099
		32,253,699
Insurance - 0.4%
ACE INA Holdings, Inc.:
3.35% 5/15/24	880,000	876,003
3.35% 5/3/26	620,000	597,762
AFLAC, Inc. 2.875% 10/15/26	230,000	217,264
Allstate Corp.:
CME Term SOFR 3 Month Index + 3.190% 8.5066% 8/15/53 (b)(c)	320,000	320,570
0.75% 12/15/25	590,000	544,369
American International Group, Inc. 5.75% 4/1/48 (b)	240,000	235,777
Aon Corp. 8.205% 1/1/27	230,000	247,107
Aon PLC 3.875% 12/15/25	570,000	555,817
Assurant, Inc. 4.9% 3/27/28	110,000	107,734
Athene Holding Ltd. 4.125% 1/12/28	320,000	306,523
Brighthouse Financial, Inc. 3.7% 6/22/27	300,000	282,824
CNA Financial Corp. 4.5% 3/1/26	510,000	501,842
Fairfax Financial Holdings Ltd. 4.85% 4/17/28	300,000	293,300
Manulife Financial Corp.:
ICE USD Swap Rate 11am NY 5Y + 1.640% 4.061% 2/24/32 (b)(c)	230,000	218,963
2.484% 5/19/27	520,000	482,347
Marsh & McLennan Companies, Inc.:
3.5% 3/10/25	1,140,000	1,119,165
3.875% 3/15/24	732,000	731,594
MetLife, Inc. 3.6% 4/10/24	200,000	199,586
Progressive Corp. 2.5% 3/15/27	350,000	325,774
Prudential Financial, Inc.:
1.5% 3/10/26	160,000	149,091
5.2% 3/15/44 (b)	220,000	220,000
Trinity Acquisition PLC 4.4% 3/15/26	470,000	460,550
Willis Group North America, Inc. 4.65% 6/15/27	300,000	294,431
		9,288,393
TOTAL FINANCIALS		347,250,656
HEALTH CARE - 2.8%
Biotechnology - 0.5%
AbbVie, Inc.:
2.6% 11/21/24	1,010,000	989,095
2.95% 11/21/26	1,830,000	1,735,136
3.2% 5/14/26	100,000	96,269
3.8% 3/15/25	800,000	787,710
4.8% 3/15/29	1,000,000	995,387
Amgen, Inc.:
1.9% 2/21/25	600,000	579,558
3.2% 11/2/27	1,460,000	1,372,897
3.625% 5/22/24	730,000	726,618
5.15% 3/2/28	1,720,000	1,723,320
Gilead Sciences, Inc.:
2.95% 3/1/27	110,000	103,926
3.5% 2/1/25	2,490,000	2,446,677
3.65% 3/1/26	210,000	203,907
		11,760,500
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories:
1.15% 1/30/28	620,000	543,940
2.95% 3/15/25	850,000	831,504
3.875% 9/15/25	670,000	659,592
Baxter International, Inc. 1.915% 2/1/27	1,200,000	1,091,556
Becton, Dickinson & Co.:
3.363% 6/6/24	993,000	986,547
3.7% 6/6/27	610,000	584,802
GE Healthcare Holding LLC 5.65% 11/15/27	890,000	903,997
Stryker Corp.:
1.15% 6/15/25	1,090,000	1,034,059
3.375% 5/15/24	540,000	537,833
Zimmer Biomet Holdings, Inc.:
3.05% 1/15/26	250,000	240,189
3.55% 4/1/25	870,000	851,289
5.35% 12/1/28	220,000	222,457
		8,487,765
Health Care Providers & Services - 0.9%
Aetna, Inc. 3.5% 11/15/24	980,000	965,136
Cardinal Health, Inc. 3.41% 6/15/27	730,000	692,183
Cencora, Inc. 3.45% 12/15/27	150,000	142,099
Centene Corp. 4.25% 12/15/27	1,220,000	1,160,521
Cigna Group:
1.25% 3/15/26	1,280,000	1,182,461
3.25% 4/15/25	800,000	780,854
4.375% 10/15/28	910,000	883,278
4.5% 2/25/26	130,000	128,192
CVS Health Corp.:
1.3% 8/21/27	1,080,000	949,528
2.625% 8/15/24	224,000	221,013
2.875% 6/1/26	530,000	503,631
3% 8/15/26	560,000	531,720
4.3% 3/25/28	2,060,000	1,999,232
Elevance Health, Inc.:
2.375% 1/15/25	1,560,000	1,517,613
3.65% 12/1/27	460,000	439,748
HCA Holdings, Inc.:
4.5% 2/15/27	820,000	802,539
5.25% 4/15/25	700,000	696,717
5.25% 6/15/26	1,730,000	1,719,468
5.375% 9/1/26	260,000	259,250
Humana, Inc. 1.35% 2/3/27	1,115,000	999,780
Laboratory Corp. of America Holdings 3.6% 9/1/27	800,000	760,712
McKesson Corp. 1.3% 8/15/26	640,000	584,190
Sabra Health Care LP 5.125% 8/15/26	210,000	206,193
UnitedHealth Group, Inc.:
1.15% 5/15/26	886,000	815,964
2.375% 8/15/24	400,000	394,607
3.875% 12/15/28	300,000	287,913
4.25% 1/15/29	570,000	555,343
5.25% 2/15/28	1,250,000	1,270,950
Universal Health Services, Inc. 1.65% 9/1/26	270,000	245,479
		21,696,314
Life Sciences Tools & Services - 0.0%
Revvity, Inc. 0.85% 9/15/24	200,000	194,784
Thermo Fisher Scientific, Inc.:
1.75% 10/15/28	130,000	114,179
4.8% 11/21/27	360,000	360,250
5% 12/5/26	330,000	330,818
		1,000,031
Pharmaceuticals - 1.0%
AstraZeneca Finance LLC:
1.2% 5/28/26	2,000,000	1,839,561
4.875% 3/3/28	590,000	589,441
Bristol-Myers Squibb Co.:
0.75% 11/13/25	1,100,000	1,023,203
3.2% 6/15/26	296,000	284,842
4.9% 2/22/29	1,040,000	1,037,553
GlaxoSmithKline Capital PLC 3% 6/1/24	240,000	238,422
GlaxoSmithKline Capital, Inc. 3.625% 5/15/25	1,000,000	982,610
GSK Consumer Healthcare Capital U.S. LLC 3.375% 3/24/27	1,230,000	1,168,320
Johnson & Johnson:
0.55% 9/1/25	1,000,000	938,180
0.95% 9/1/27	580,000	513,199
2.45% 3/1/26	640,000	612,441
2.625% 1/15/25	700,000	684,559
2.9% 1/15/28	1,120,000	1,059,737
Merck & Co., Inc.:
1.7% 6/10/27	2,000,000	1,811,748
1.9% 12/10/28	250,000	220,643
Novartis Capital Corp.:
1.75% 2/14/25	200,000	193,640
2% 2/14/27	580,000	537,560
3% 11/20/25	1,010,000	978,658
3.1% 5/17/27	120,000	114,256
3.4% 5/6/24	385,000	383,518
Pfizer Investment Enterprises 4.45% 5/19/28	2,300,000	2,255,150
Pfizer, Inc.:
2.75% 6/3/26	620,000	593,417
2.95% 3/15/24	720,000	719,446
3% 12/15/26	110,000	104,918
3.6% 9/15/28	410,000	391,790
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	480,000	457,222
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,260,000	1,216,122
Viatris, Inc. 1.65% 6/22/25	240,000	227,776
Zoetis, Inc.:
3% 9/12/27	480,000	448,865
3.9% 8/20/28	1,050,000	1,009,231
		22,636,028
TOTAL HEALTH CARE		65,580,638
INDUSTRIALS - 2.1%
Aerospace & Defense - 0.7%
General Dynamics Corp.:
2.125% 8/15/26	180,000	168,456
2.375% 11/15/24	290,000	283,608
2.625% 11/15/27	500,000	462,495
3.25% 4/1/25	120,000	117,490
3.5% 5/15/25	820,000	804,376
Huntington Ingalls Industries, Inc.:
2.043% 8/16/28	750,000	652,004
3.844% 5/1/25	210,000	205,781
L3Harris Technologies, Inc. 5.4% 1/15/27	800,000	804,978
Lockheed Martin Corp.:
3.55% 1/15/26	376,000	366,420
5.1% 11/15/27	350,000	353,871
Northrop Grumman Corp.:
2.93% 1/15/25	1,460,000	1,428,091
3.2% 2/1/27	600,000	571,656
4.6% 2/1/29	190,000	186,063
RTX Corp.:
3.5% 3/15/27	1,010,000	965,302
3.95% 8/16/25	1,320,000	1,294,759
5.75% 1/15/29	1,000,000	1,029,651
The Boeing Co.:
2.196% 2/4/26	2,740,000	2,570,462
2.75% 2/1/26	350,000	332,372
2.85% 10/30/24	950,000	931,972
3.1% 5/1/26	100,000	95,269
3.25% 2/1/28	800,000	742,227
4.875% 5/1/25	1,790,000	1,773,427
		16,140,730
Air Freight & Logistics - 0.1%
FedEx Corp.:
3.25% 4/1/26	310,000	298,864
3.4% 2/15/28	100,000	94,397
United Parcel Service, Inc.:
2.4% 11/15/26	210,000	197,877
2.8% 11/15/24	130,000	127,634
3.05% 11/15/27	530,000	498,349
3.9% 4/1/25	420,000	414,286
		1,631,407
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	1,362,000	1,319,696
5.8% 11/30/25	300,000	302,114
Owens Corning 3.4% 8/15/26	260,000	248,363
		1,870,173
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
2.5% 8/15/24	100,000	98,583
2.9% 7/1/26	530,000	506,307
3.2% 3/15/25	130,000	127,153
3.95% 5/15/28	300,000	288,906
Waste Management, Inc.:
0.75% 11/15/25	290,000	269,265
4.875% 2/15/29	410,000	410,377
		1,700,591
Electrical Equipment - 0.1%
Emerson Electric Co. 2% 12/21/28	600,000	529,125
Hubbell, Inc.:
3.15% 8/15/27	260,000	243,938
3.35% 3/1/26	110,000	106,214
Regal Rexnord Corp. 6.05% 2/15/26 (d)	950,000	953,933
		1,833,210
Ground Transportation - 0.2%
Burlington Northern Santa Fe LLC:
3.25% 6/15/27	100,000	95,416
3.4% 9/1/24	970,000	959,263
Canadian National Railway Co.:
2.75% 3/1/26	100,000	95,946
yankee 6.9% 7/15/28	190,000	204,920
Canadian Pacific Railway Co. 1.75% 12/2/26	1,133,000	1,039,022
CSX Corp.:
3.25% 6/1/27	340,000	322,762
3.35% 11/1/25	760,000	737,761
Norfolk Southern Corp.:
2.9% 6/15/26	490,000	467,035
7.8% 5/15/27	320,000	346,291
Union Pacific Corp.:
2.15% 2/5/27	100,000	92,805
2.75% 3/1/26	740,000	708,792
3.75% 3/15/24	410,000	409,711
3.75% 7/15/25	120,000	117,745
6.625% 2/1/29	210,000	227,113
		5,824,582
Industrial Conglomerates - 0.2%
3M Co.:
2.25% 9/19/26	250,000	232,928
2.65% 4/15/25	55,000	53,245
2.875% 10/15/27	410,000	379,560
3% 8/7/25	350,000	338,898
Honeywell International, Inc.:
1.1% 3/1/27	330,000	296,417
1.35% 6/1/25	1,100,000	1,051,310
2.3% 8/15/24	110,000	108,477
2.5% 11/1/26	410,000	386,425
4.95% 2/15/28	350,000	353,549
Trane Technologies Financing Ltd. 3.5% 3/21/26	530,000	512,329
		3,713,138
Machinery - 0.4%
Caterpillar Financial Services Corp.:
1.1% 9/14/27	680,000	599,444
1.15% 9/14/26	420,000	382,877
1.45% 5/15/25	1,120,000	1,070,966
1.7% 1/8/27	370,000	340,456
3.25% 12/1/24	860,000	846,919
Caterpillar, Inc. 3.4% 5/15/24	750,000	746,560
Deere & Co. 2.75% 4/15/25	460,000	448,092
Eaton Corp. 4.35% 5/18/28	390,000	384,098
Illinois Tool Works, Inc. 3.5% 3/1/24	290,000	290,000
Ingersoll Rand, Inc. 5.4% 8/14/28	470,000	473,788
Otis Worldwide Corp. 2.056% 4/5/25	550,000	530,008
Parker Hannifin Corp.:
2.7% 6/14/24	440,000	436,257
4.25% 9/15/27	800,000	782,942
Stanley Black & Decker, Inc.:
3.4% 3/1/26	610,000	588,328
6% 3/6/28	1,310,000	1,353,046
Westinghouse Air Brake Tech Co.:
3.2% 6/15/25	410,000	397,600
3.45% 11/15/26	280,000	266,255
4.4% 3/15/24	100,000	99,946
4.7% 9/15/28	660,000	643,828
		10,681,410
Passenger Airlines - 0.1%
Delta Air Lines Pass Through Trust 3.204% 10/25/25	170,000	169,265
Southwest Airlines Co.:
5.125% 6/15/27	870,000	866,486
5.25% 5/4/25	980,000	977,305
United Airlines 2020-1 Class B Pass Through Trust 4.875% 7/15/27	177,920	175,335
		2,188,391
Professional Services - 0.0%
Automatic Data Processing, Inc. 3.375% 9/15/25	420,000	410,425
Leidos, Inc. 3.625% 5/15/25	210,000	205,156
Thomson Reuters Corp. 3.35% 5/15/26	260,000	249,515
		865,096
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.1% 9/1/28	260,000	225,568
2.2% 1/15/27	280,000	256,700
3.375% 7/1/25	2,230,000	2,166,102
3.625% 4/1/27	180,000	169,130
3.625% 12/1/27	570,000	535,577
GATX Corp. 4.55% 11/7/28	290,000	282,704
		3,635,781
TOTAL INDUSTRIALS		50,084,509
INFORMATION TECHNOLOGY - 2.6%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
2.95% 2/28/26	670,000	645,944
4.85% 2/26/29	800,000	801,235
Motorola Solutions, Inc. 4% 9/1/24	340,000	336,633
		1,783,812
Electronic Equipment, Instruments & Components - 0.2%
Dell International LLC/EMC Corp.:
4% 7/15/24	710,000	705,206
5.85% 7/15/25	2,110,000	2,119,318
6.02% 6/15/26	630,000	636,910
6.1% 7/15/27	480,000	492,912
Flex Ltd.:
3.75% 2/1/26	280,000	270,670
4.75% 6/15/25	100,000	98,820
Teledyne Technologies, Inc.:
1.6% 4/1/26	180,000	166,876
2.25% 4/1/28	290,000	259,846
Tyco Electronics Group SA 4.5% 2/13/26	510,000	504,330
Vontier Corp.:
1.8% 4/1/26	210,000	193,546
2.4% 4/1/28	120,000	104,863
		5,553,297
IT Services - 0.2%
CDW LLC/CDW Finance Corp.:
2.67% 12/1/26	360,000	333,428
3.276% 12/1/28	440,000	393,615
4.125% 5/1/25	250,000	244,838
4.25% 4/1/28	430,000	408,956
5.5% 12/1/24	100,000	99,552
IBM Corp.:
1.7% 5/15/27	1,110,000	1,002,182
3.45% 2/19/26	1,290,000	1,251,445
4.15% 7/27/27	570,000	555,786
4.5% 2/6/28	430,000	423,986
		4,713,788
Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc.:
2.95% 4/1/25	570,000	556,647
3.45% 6/15/27	370,000	354,309
Applied Materials, Inc. 3.3% 4/1/27	630,000	602,998
Broadcom Corp./Broadcom Cayman LP 3.875% 1/15/27	450,000	434,821
Broadcom, Inc.:
3.15% 11/15/25	1,846,000	1,781,034
3.459% 9/15/26	691,000	663,032
4.11% 9/15/28	670,000	642,373
Intel Corp.:
2.6% 5/19/26	100,000	95,123
3.4% 3/25/25	1,643,000	1,611,306
3.7% 7/29/25	450,000	440,853
3.75% 3/25/27	350,000	338,793
3.75% 8/5/27	1,440,000	1,388,277
4.875% 2/10/28	150,000	149,654
Marvell Technology, Inc.:
1.65% 4/15/26	270,000	250,411
2.45% 4/15/28	140,000	125,699
Microchip Technology, Inc. 4.25% 9/1/25	600,000	588,798
Micron Technology, Inc.:
4.185% 2/15/27	330,000	320,798
4.975% 2/6/26	210,000	208,899
5.375% 4/15/28	350,000	351,868
NVIDIA Corp. 3.2% 9/16/26	860,000	829,002
NXP BV/NXP Funding LLC 5.55% 12/1/28	140,000	141,240
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.7% 5/1/25	960,000	927,898
3.875% 6/18/26	170,000	164,436
4.4% 6/1/27	290,000	282,712
Qualcomm, Inc.:
1.3% 5/20/28	240,000	208,816
3.25% 5/20/27	1,050,000	1,001,171
Texas Instruments, Inc. 4.6% 2/15/28	730,000	728,597
		15,189,565
Software - 0.7%
Fortinet, Inc. 1% 3/15/26	210,000	192,686
Microsoft Corp.:
2.4% 8/8/26	1,270,000	1,202,756
2.7% 2/12/25	2,120,000	2,072,563
3.125% 11/3/25	620,000	602,627
3.3% 2/6/27	310,000	299,416
3.4% 9/15/26 (d)	350,000	338,535
Oracle Corp.:
1.65% 3/25/26	2,766,000	2,568,947
2.3% 3/25/28	610,000	546,656
2.5% 4/1/25	1,700,000	1,645,755
2.65% 7/15/26	840,000	791,173
2.8% 4/1/27	440,000	410,404
5.8% 11/10/25	1,250,000	1,260,305
Roper Technologies, Inc.:
1% 9/15/25	518,000	485,277
3.8% 12/15/26	280,000	270,790
Salesforce, Inc. 1.5% 7/15/28	1,560,000	1,364,138
VMware, Inc.:
1.4% 8/15/26	1,177,000	1,069,927
3.9% 8/21/27	440,000	419,425
4.5% 5/15/25	100,000	98,918
		15,640,298
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.:
0.55% 8/20/25	1,100,000	1,034,165
0.7% 2/8/26	1,100,000	1,016,857
1.125% 5/11/25	1,500,000	1,432,194
1.4% 8/5/28	940,000	821,699
1.8% 9/11/24	2,870,000	2,819,143
2.45% 8/4/26	100,000	94,643
2.5% 2/9/25	1,100,000	1,072,081
2.75% 1/13/25	600,000	587,488
2.9% 9/12/27	460,000	434,049
3% 6/20/27	640,000	607,225
3% 11/13/27	260,000	245,951
3.25% 2/23/26	1,530,000	1,484,388
3.45% 5/6/24	100,000	99,640
4% 5/10/28	4,650,000	4,549,422
Hewlett Packard Enterprise Co.:
4.9% 10/15/25 (b)	1,310,000	1,301,053
5.25% 7/1/28	200,000	200,252
HP, Inc.:
1.45% 6/17/26	1,000,000	918,842
3% 6/17/27	350,000	326,870
		19,045,962
TOTAL INFORMATION TECHNOLOGY		61,926,722
MATERIALS - 0.5%
Chemicals - 0.2%
Air Products & Chemicals, Inc. 4.6% 2/8/29	330,000	326,066
Albemarle Corp. 4.65% 6/1/27	220,000	216,058
Celanese U.S. Holdings LLC 6.165% 7/15/27	1,380,000	1,400,998
DuPont de Nemours, Inc. 4.725% 11/15/28	420,000	417,669
Eastman Chemical Co. 3.8% 3/15/25	160,000	157,386
Ecolab, Inc. 5.25% 1/15/28	570,000	578,526
LYB International Finance III LLC 1.25% 10/1/25	800,000	747,544
Nutrien Ltd. 4.9% 3/27/28	620,000	614,914
PPG Industries, Inc. 1.2% 3/15/26	330,000	304,967
Sherwin-Williams Co. 3.45% 6/1/27	700,000	666,669
The Dow Chemical Co. 4.8% 11/30/28	190,000	188,611
		5,619,408
Containers & Packaging - 0.1%
Avery Dennison Corp. 4.875% 12/6/28	230,000	227,765
Berry Global, Inc.:
1.57% 1/15/26	280,000	260,727
1.65% 1/15/27	120,000	108,062
WRKCo, Inc.:
3% 9/15/24	190,000	187,073
3.75% 3/15/25	400,000	392,617
4.65% 3/15/26	340,000	335,592
		1,511,836
Metals & Mining - 0.2%
ArcelorMittal SA 6.55% 11/29/27	460,000	479,086
BHP Billiton Financial (U.S.A.) Ltd.:
4.75% 2/28/28	440,000	437,025
4.875% 2/27/26	320,000	318,622
5.1% 9/8/28	470,000	472,861
Freeport-McMoRan, Inc. 4.125% 3/1/28	590,000	559,792
Nucor Corp.:
2% 6/1/25	240,000	230,268
3.95% 5/23/25	440,000	433,106
Southern Copper Corp. 3.875% 4/23/25	240,000	235,145
Vale Overseas Ltd. 6.25% 8/10/26	640,000	649,306
		3,815,211
TOTAL MATERIALS		10,946,455
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Agree LP 2% 6/15/28	120,000	104,297
Alexandria Real Estate Equities, Inc. 3.45% 4/30/25	520,000	507,820
American Tower Corp.:
1.3% 9/15/25	677,000	636,510
1.6% 4/15/26	880,000	814,924
2.75% 1/15/27	130,000	121,007
3.375% 5/15/24	763,000	759,126
3.65% 3/15/27	690,000	659,461
4.4% 2/15/26	290,000	285,185
5.25% 7/15/28	2,210,000	2,202,040
5.8% 11/15/28	100,000	101,920
AvalonBay Communities, Inc.:
1.9% 12/1/28	90,000	78,290
2.95% 5/11/26	430,000	410,620
3.45% 6/1/25	620,000	606,280
Boston Properties, Inc.:
2.75% 10/1/26	640,000	592,382
3.65% 2/1/26	320,000	307,713
Crown Castle, Inc.:
1.05% 7/15/26	250,000	226,027
1.35% 7/15/25	439,000	415,393
2.9% 3/15/27	560,000	521,361
3.65% 9/1/27	370,000	349,367
3.7% 6/15/26	480,000	462,221
3.8% 2/15/28	290,000	273,123
4.45% 2/15/26	260,000	255,119
EPR Properties:
4.5% 6/1/27	500,000	472,625
4.95% 4/15/28	260,000	246,666
Equinix, Inc. 1.45% 5/15/26	491,000	451,790
ERP Operating LP 2.85% 11/1/26	610,000	575,652
Federal Realty OP LP 1.25% 2/15/26	290,000	267,195
Healthcare Realty Holdings LP 3.5% 8/1/26	240,000	228,277
Healthpeak OP, LLC:
1.35% 2/1/27	540,000	485,698
2.125% 12/1/28	160,000	139,136
Kilroy Realty LP 4.375% 10/1/25	300,000	292,340
Kimco Realty OP, LLC 3.3% 2/1/25	1,630,000	1,594,642
NNN (REIT), Inc.:
3.5% 10/15/27	260,000	243,923
4% 11/15/25	240,000	234,128
Office Properties Income Trust 4.5% 2/1/25	730,000	591,300
Omega Healthcare Investors, Inc. 5.25% 1/15/26	500,000	495,534
Prologis LP 4.875% 6/15/28	500,000	499,387
Public Storage 1.95% 11/9/28	1,250,000	1,097,189
Realty Income Corp.:
4.625% 11/1/25	1,380,000	1,363,525
4.7% 12/15/28	500,000	491,339
4.875% 6/1/26	340,000	337,383
5.05% 1/13/26	500,000	497,849
Regency Centers LP 4.125% 3/15/28	280,000	267,364
Simon Property Group LP:
2% 9/13/24	970,000	949,819
3.25% 11/30/26	380,000	362,240
3.3% 1/15/26	800,000	772,057
3.375% 6/15/27	100,000	94,889
3.5% 9/1/25	360,000	351,250
SITE Centers Corp. 3.625% 2/1/25	320,000	314,816
Store Capital LLC 4.5% 3/15/28	180,000	168,462
Ventas Realty LP:
3.5% 4/15/24	100,000	99,702
3.5% 2/1/25	931,000	912,213
4.125% 1/15/26	360,000	350,324
VICI Properties LP 4.75% 2/15/28	710,000	687,570
Vornado Realty LP 2.15% 6/1/26	400,000	358,953
Welltower OP LLC:
2.05% 1/15/29	410,000	355,128
4% 6/1/25	320,000	314,209
4.25% 4/1/26	140,000	137,207
WP Carey, Inc. 4% 2/1/25	570,000	560,682
		28,352,649
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 3.95% 11/15/27	170,000	149,404
CBRE Group, Inc. 4.875% 3/1/26	250,000	247,213
Digital Realty Trust LP:
3.7% 8/15/27	660,000	629,646
5.55% 1/15/28	260,000	262,609
Essex Portfolio LP:
3.375% 4/15/26	240,000	230,783
3.5% 4/1/25	630,000	615,745
Mid-America Apartments LP:
4% 11/15/25	480,000	469,645
4.2% 6/15/28	90,000	87,090
Tanger Properties LP 3.875% 7/15/27	210,000	192,739
		2,884,874
TOTAL REAL ESTATE		31,237,523
UTILITIES - 2.3%
Electric Utilities - 1.4%
AEP Transmission Co. LLC 3.1% 12/1/26	180,000	171,433
American Electric Power Co., Inc.:
1% 11/1/25	260,000	241,647
3.2% 11/13/27	510,000	477,149
4.3% 12/1/28	230,000	221,516
5.75% 11/1/27	1,000,000	1,020,526
Cleco Corporate Holdings LLC 3.743% 5/1/26	220,000	211,355
Commonwealth Edison Co. 3.7% 8/15/28	660,000	628,797
Connecticut Light & Power Co.:
0.75% 12/1/25	100,000	92,641
3.2% 3/15/27	230,000	218,845
DTE Electric Co. 3.65% 3/15/24	90,000	89,947
Duke Energy Carolinas LLC 2.95% 12/1/26	240,000	228,755
Duke Energy Corp.:
0.9% 9/15/25	100,000	93,548
2.65% 9/1/26	340,000	319,856
3.25% 1/15/82 (b)	220,000	185,540
Duke Energy Florida LLC 3.2% 1/15/27	260,000	248,247
Edison International:
4.125% 3/15/28	360,000	344,023
4.7% 8/15/25	110,000	108,456
5.25% 11/15/28	520,000	517,036
5.75% 6/15/27	280,000	282,610
Entergy Corp. 0.9% 9/15/25	1,100,000	1,028,148
Entergy Louisiana LLC:
2.4% 10/1/26	490,000	457,664
3.12% 9/1/27	510,000	480,175
Eversource Energy:
2.9% 10/1/24	780,000	766,826
2.9% 3/1/27	160,000	149,622
5.45% 3/1/28	1,400,000	1,407,266
Exelon Corp.:
2.75% 3/15/27	600,000	558,136
3.4% 4/15/26	100,000	96,281
3.95% 6/15/25	630,000	618,227
FirstEnergy Corp. 2.05% 3/1/25	340,000	327,461
Florida Power & Light Co.:
2.85% 4/1/25	389,000	379,311
3.125% 12/1/25	530,000	514,385
5.05% 4/1/28	390,000	392,922
Fortis, Inc. 3.055% 10/4/26	460,000	434,525
Georgia Power Co. 4.65% 5/16/28	800,000	788,430
Interstate Power and Light Co. 3.25% 12/1/24	200,000	196,565
NextEra Energy Capital Holdings, Inc.:
1.875% 1/15/27	1,220,000	1,113,177
4.625% 7/15/27	1,130,000	1,111,867
4.9% 2/28/28	1,500,000	1,487,357
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	340,000	316,130
2.75% 6/1/24	770,000	763,841
Pacific Gas & Electric Co.:
2.95% 3/1/26	210,000	199,291
3% 6/15/28	2,120,000	1,924,897
3.15% 1/1/26	1,470,000	1,405,205
3.3% 12/1/27	180,000	166,554
3.45% 7/1/25	240,000	233,099
3.5% 6/15/25	240,000	232,845
4.95% 6/8/25	140,000	138,662
5.45% 6/15/27	310,000	309,509
Pinnacle West Capital Corp. 1.3% 6/15/25	140,000	132,883
PPL Capital Funding, Inc. 3.1% 5/15/26	270,000	257,392
Public Service Electric & Gas Co.:
0.95% 3/15/26	180,000	166,522
2.25% 9/15/26	260,000	243,710
Southern California Edison Co. 3.7% 8/1/25	1,680,000	1,641,055
Southern Co.:
3.25% 7/1/26	1,890,000	1,807,388
5.15% 10/6/25	2,000,000	1,997,261
5.5% 3/15/29	1,000,000	1,014,222
Southwestern Electric Power Co. 2.75% 10/1/26	320,000	300,414
Systems Energy Resource, Inc. 6% 4/15/28	120,000	121,398
Union Electric Co. 2.95% 6/15/27	170,000	159,459
Virginia Electric & Power Co.:
2.95% 11/15/26	420,000	398,029
3.15% 1/15/26	360,000	347,649
Xcel Energy, Inc.:
1.75% 3/15/27	590,000	530,487
3.3% 6/1/25	100,000	97,302
		32,915,476
Gas Utilities - 0.2%
Atmos Energy Corp. 3% 6/15/27	180,000	169,259
CenterPoint Energy Resources Corp. 5.25% 3/1/28	400,000	402,693
Dominion Gas Holdings LLC 2.5% 11/15/24	3,041,000	2,976,649
ONE Gas, Inc. 1.1% 3/11/24	114,000	113,897
Southern California Gas Co.:
2.6% 6/15/26	510,000	483,170
2.95% 4/15/27	460,000	432,574
3.15% 9/15/24	230,000	227,001
Southwest Gas Corp. 5.45% 3/23/28	300,000	302,814
		5,108,057
Independent Power and Renewable Electricity Producers - 0.2%
Constellation Energy Generation, LLC 3.25% 6/1/25	1,280,000	1,243,240
Emera U.S. Finance LP 3.55% 6/15/26	390,000	374,011
Southern Power Co. 4.15% 12/1/25	380,000	373,526
The AES Corp.:
1.375% 1/15/26	330,000	304,845
5.45% 6/1/28	730,000	727,762
		3,023,384
Multi-Utilities - 0.5%
Ameren Corp.:
2.5% 9/15/24	400,000	393,468
5.7% 12/1/26	500,000	505,696
Berkshire Hathaway Energy Co. 4.05% 4/15/25	1,000,000	985,750
CenterPoint Energy, Inc. 1.45% 6/1/26	370,000	340,812
Consumers Energy Co. 4.9% 2/15/29	150,000	149,614
Dominion Energy, Inc. 1.45% 4/15/26	1,900,000	1,755,167
DTE Energy Co.:
1.05% 6/1/25	920,000	871,126
2.85% 10/1/26	100,000	94,180
4.875% 6/1/28	230,000	226,727
National Grid PLC 5.602% 6/12/28	360,000	364,480
NiSource, Inc.:
0.95% 8/15/25	1,343,000	1,259,924
5.25% 3/30/28	300,000	301,321
Puget Energy, Inc. 2.379% 6/15/28	310,000	275,404
San Diego Gas & Electric Co. 2.5% 5/15/26	280,000	265,530
Sempra:
3.25% 6/15/27	1,150,000	1,082,056
5.4% 8/1/26	1,500,000	1,503,752
WEC Energy Group, Inc.:
0.8% 3/15/24	710,000	708,894
2.2% 12/15/28	610,000	535,914
4.75% 1/15/28	320,000	316,287
		11,936,102
Water Utilities - 0.0%
American Water Capital Corp. 2.95% 9/1/27	270,000	251,697
TOTAL UTILITIES		53,234,716
TOTAL NONCONVERTIBLE BONDS (Cost $818,172,349)		794,041,481

U.S. Government and Government Agency Obligations - 62.1%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 2.7%
Fannie Mae:
0.375% 8/25/25	1,805,000	1,691,193
0.5% 6/17/25	16,180,000	15,311,800
0.625% 4/22/25	6,334,000	6,032,687
1.625% 10/15/24	800,000	782,365
1.75% 7/2/24	860,000	849,571
Federal Farm Credit Bank 4.125% 12/12/25	8,573,000	8,465,526
Federal Home Loan Bank:
0.375% 9/4/25	460,000	430,414
0.5% 4/14/25	695,000	661,618
0.79% 2/25/26	7,900,000	7,309,387
1.5% 8/15/24	125,000	122,826
3% 3/12/27	4,900,000	4,694,073
4.5% 3/10/28	5,000,000	5,027,297
Freddie Mac:
0.375% 7/21/25	1,600,000	1,506,441
0.375% 9/23/25	1,156,000	1,079,764
1.5% 2/12/25	1,590,000	1,537,260
4.05% 8/28/25	4,000,000	3,947,423
Tennessee Valley Authority 0.75% 5/15/25	2,550,000	2,425,550
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		61,875,195
U.S. Treasury Obligations - 59.4%
U.S. Treasury Bonds 6.75% 8/15/26	1,070,000	1,123,793
U.S. Treasury Notes:
0.25% 3/15/24	2,000	1,996
0.25% 5/31/25	23,500,000	22,182,715
0.25% 7/31/25	10,490,000	9,836,834
0.25% 8/31/25	12,380,000	11,571,915
0.25% 9/30/25	50,909,000	47,428,892
0.25% 10/31/25	103,150,000	95,776,386
0.375% 12/31/25 (e)	114,104,000	105,564,029
0.375% 1/31/26	38,890,000	35,860,834
0.375% 7/31/27	5,480,000	4,789,434
0.375% 9/30/27	45,710,000	39,726,632
0.5% 2/28/26	158,361,000	146,001,396
0.5% 4/30/27	10,020,000	8,877,485
0.5% 5/31/27	6,300,000	5,563,688
0.5% 6/30/27	2,480,000	2,184,241
0.5% 8/31/27	8,110,000	7,101,319
0.5% 10/31/27	144,530,000	125,820,141
0.625% 11/30/27	110,510,000	96,428,608
0.625% 12/31/27	159,170,000	138,453,030
0.75% 3/31/26	14,241,000	13,167,362
0.75% 4/30/26	15,051,000	13,875,729
0.75% 1/31/28	31,050,000	27,076,570
0.875% 6/30/26	993,000	913,676
1% 7/31/28	76,440,000	66,383,363
1.125% 1/15/25	5,000	4,832
1.125% 2/28/25	9,000	8,659
1.125% 10/31/26	8,164,000	7,482,497
1.125% 2/28/27	400,000	363,438
1.125% 2/29/28	77,730,000	68,666,561
1.125% 8/31/28	133,590,000	116,400,724
1.25% 4/30/28	66,530,000	58,808,881
1.25% 5/31/28	50,220,000	44,301,495
1.5% 11/30/24	5,000	4,865
1.5% 1/31/27	954,000	878,202
2.625% 5/31/27	1,260,000	1,192,669
2.75% 7/31/27	3,840,000	3,642,600
2.875% 7/31/25	19,590,000	19,068,110
4% 6/30/28	12,900,000	12,744,293
4.25% 5/31/25	1,850,000	1,834,824
4.375% 12/15/26	1,030,000	1,027,908
4.375% 11/30/28	3,860,000	3,876,284
4.875% 11/30/25	29,000,000	29,070,235
TOTAL U.S. TREASURY OBLIGATIONS		1,395,087,145
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,472,029,584)		1,456,962,340

Foreign Government and Government Agency Obligations - 1.2%
	Principal Amount (a)	Value ($)
Alberta Province 1% 5/20/25	2,100,000	2,000,733
British Columbia Province 2.25% 6/2/26	800,000	757,928
Chilean Republic:
2.75% 1/31/27	760,000	712,211
3.125% 3/27/25	320,000	311,613
3.24% 2/6/28	400,000	374,180
Export Development Canada 3% 5/25/27	2,350,000	2,243,618
Indonesian Republic 3.5% 1/11/28	1,000,000	949,090
Italian Republic:
1.25% 2/17/26	910,000	840,054
2.375% 10/17/24	860,000	842,367
Korean Republic 5.625% 11/3/25	120,000	120,952
Landwirtschaftliche Rentenbank 2.5% 11/15/27	2,460,000	2,294,441
Manitoba Province 2.6% 4/16/24	720,000	717,869
Ontario Province:
0.625% 1/21/26	900,000	832,627
2.5% 4/27/26	3,690,000	3,518,784
Panamanian Republic 3.75% 3/16/25	2,100,000	2,049,469
Peruvian Republic:
2.392% 1/23/26	880,000	833,941
7.35% 7/21/25	590,000	605,110
Philippine Republic:
5.17% 10/13/27	1,000,000	1,005,540
10.625% 3/16/25	540,000	570,451
Polish Government 3.25% 4/6/26	1,850,000	1,798,848
Quebec Province:
2.5% 4/9/24	690,000	688,254
2.5% 4/20/26	1,250,000	1,192,913
2.75% 4/12/27	1,000,000	945,530
United Mexican States:
4.125% 1/21/26	750,000	733,688
4.15% 3/28/27	470,000	459,378
5.4% 2/9/28	1,250,000	1,254,638
Uruguay Republic 4.375% 10/27/27	600,000	591,150
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $30,225,588)		29,245,377

Supranational Obligations - 2.1%
	Principal Amount (a)	Value ($)
African Development Bank 0.875% 7/22/26	2,860,000	2,618,833
Asian Development Bank:
0.375% 9/3/25	3,275,000	3,062,660
0.5% 2/4/26	9,620,000	8,879,780
1.5% 10/18/24	300,000	292,973
Asian Infrastructure Investment Bank:
0.5% 10/30/24	3,000,000	2,906,520
3.75% 9/14/27	2,050,000	1,996,613
Corporacion Andina de Fomento 1.625% 9/23/25	1,000,000	942,422
Council of Europe Development Bank 1.375% 2/27/25	910,000	876,878
European Investment Bank 2.5% 10/15/24	2,050,000	2,014,945
Inter-American Development Bank:
0.625% 7/15/25	750,000	707,372
0.875% 4/20/26	3,000,000	2,771,765
1.5% 1/13/27	3,500,000	3,218,535
4% 1/12/28	1,900,000	1,868,128
International Bank for Reconstruction & Development:
0.375% 7/28/25	3,000,000	2,816,397
0.5% 10/28/25	3,881,000	3,616,336
1.5% 8/28/24	850,000	834,219
1.625% 1/15/25	3,187,000	3,091,392
1.875% 10/27/26	5,140,000	4,798,047
2.5% 3/19/24	250,000	249,691
International Finance Corp.:
0.375% 7/16/25	490,000	460,696
1.375% 10/16/24	1,706,000	1,664,848
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $51,861,664)		49,689,050

Bank Notes - 0.3%
	Principal Amount (a)	Value ($)
Citibank NA 5.488% 12/4/26	510,000	514,252
Citizens Bank NA 2.25% 4/28/25	945,000	906,721
Fifth Third Bank, Cincinnati:
2.25% 2/1/27	250,000	229,376
3.85% 3/15/26	420,000	404,608
KeyBank NA 5.85% 11/15/27	930,000	918,494
PNC Bank NA:
3.25% 1/22/28	640,000	595,013
4.2% 11/1/25	560,000	547,313
Truist Bank 2.636% 9/17/29 (b)	1,270,000	1,211,638
Wells Fargo Bank NA 5.45% 8/7/26	1,000,000	1,008,566
TOTAL BANK NOTES (Cost $6,519,739)		6,335,981

Money Market Funds - 4.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	25,161,512	25,166,545
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	86,253,810	86,262,435
TOTAL MONEY MARKET FUNDS (Cost $111,428,980)		111,428,980

TOTAL INVESTMENT IN SECURITIES - 104.3% (Cost $2,490,237,904)	2,447,703,209
NET OTHER ASSETS (LIABILITIES) - (4.3)%	(100,449,256)
NET ASSETS - 100.0%	2,347,253,953

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,191,925 or 0.1% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	12,912,342	219,741,232	207,487,029	221,981	-	-	25,166,545	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	172,765,841	86,503,406	5,970	-	-	86,262,435	0.3%
Total	12,912,342	392,507,073	293,990,435	227,951	-	-	111,428,980

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	794,041,481	-	794,041,481	-

U.S. Government and Government Agency Obligations	1,456,962,340	-	1,456,962,340	-

Foreign Government and Government Agency Obligations	29,245,377	-	29,245,377	-

Supranational Obligations	49,689,050	-	49,689,050	-

Bank Notes	6,335,981	-	6,335,981	-

Money Market Funds	111,428,980	111,428,980	-	-
Total Investments in Securities:	2,447,703,209	111,428,980	2,336,274,229	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $84,451,380) - See accompanying schedule:
Unaffiliated issuers (cost $2,378,808,924)	$2,336,274,229
Fidelity Central Funds (cost $111,428,980)	111,428,980

Total Investment in Securities (cost $2,490,237,904)		$2,447,703,209
Foreign currency held at value (cost $290)		297
Receivable for investments sold		142,234,583
Receivable for fund shares sold		2,776,228
Interest receivable		10,584,889
Distributions receivable from Fidelity Central Funds		30,513
Total assets		2,603,329,719
Liabilities
Payable for investments purchased	$167,171,294
Payable for fund shares redeemed	1,841,982
Distributions payable	741,378
Accrued management fee	58,677
Collateral on securities loaned	86,262,435
Total Liabilities		256,075,766
Net Assets		$2,347,253,953
Net Assets consist of:
Paid in capital		$2,465,997,166
Total accumulated earnings (loss)		(118,743,213)
Net Assets		$2,347,253,953
Net Asset Value, offering price and redemption price per share ($2,347,253,953 ÷ 241,739,796 shares)		$9.71
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Interest		$40,766,780
Income from Fidelity Central Funds (including $5,970 from security lending)		227,951
Total Income		40,994,731
Expenses
Management fee	$347,847
Independent trustees' fees and expenses	3,779
Miscellaneous	3,737
Total expenses before reductions	355,363
Expense reductions	(506)
Total expenses after reductions		354,857
Net Investment income (loss)		40,639,874
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(17,411,612)
Total net realized gain (loss)		(17,411,612)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	36,802,321
Assets and liabilities in foreign currencies	7
Total change in net unrealized appreciation (depreciation)		36,802,328
Net gain (loss)		19,390,716
Net increase (decrease) in net assets resulting from operations		$60,030,590
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,639,874	$63,798,421
Net realized gain (loss)	(17,411,612)	(75,255,237)
Change in net unrealized appreciation (depreciation)	36,802,328	38,684,884
Net increase (decrease) in net assets resulting from operations	60,030,590	27,228,068
Distributions to shareholders	(23,183,492)	(34,657,615)

Share transactions
Proceeds from sales of shares	360,724,693	881,235,762
Reinvestment of distributions	17,473,379	26,744,031
Cost of shares redeemed	(412,787,092)	(866,432,242)

Net increase (decrease) in net assets resulting from share transactions	(34,589,020)	41,547,551
Total increase (decrease) in net assets	2,258,078	34,118,004

Net Assets
Beginning of period	2,344,995,875	2,310,877,871
End of period	$2,347,253,953	$2,344,995,875

Other Information
Shares
Sold	37,399,334	92,534,476
Issued in reinvestment of distributions	1,807,615	2,808,831
Redeemed	(42,928,046)	(91,092,749)
Net increase (decrease)	(3,721,097)	4,250,558

Financial Highlights
Fidelity® Short-Term Bond Index Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.55	$9.58	$10.28	$10.40	$10.15	$9.81
Income from Investment Operations
Net investment income (loss) A,B	.169	.263	.109	.090	.184	.261
Net realized and unrealized gain (loss)	.088	(.150)	(.706)	(.071)	.278	.318
Total from investment operations	.257	.113	(.597)	.019	.462	.579
Distributions from net investment income	(.097)	(.143)	(.085)	(.090)	(.186)	(.239)
Distributions from net realized gain	-	-	(.018)	(.049)	(.026)	-
Total distributions	(.097)	(.143)	(.103)	(.139)	(.212)	(.239)
Net asset value, end of period	$9.71	$9.55	$9.58	$10.28	$10.40	$10.15
Total Return C,D	2.70%	1.19%	(5.84)%	.19%	4.61%	5.98%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.03% G,H	.03%	.03%	.03%	.03%	.03%
Expenses net of fee waivers, if any	.03% G,H	.03%	.03%	.03%	.03%	.03%
Expenses net of all reductions	.03% G,H	.03%	.03%	.03%	.03%	.03%
Net investment income (loss)	3.52% G,H	2.76%	1.10%	.87%	1.80%	2.66%
Supplemental Data
Net assets, end of period (000 omitted)	$2,347,254	$2,344,996	$2,310,878	$2,049,402	$1,186,764	$492,347
Portfolio turnover rate I	81% H	79%	92%	44%	62%	83%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GProxy expenses are not annualized.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024

1. Organization.
Fidelity Short-Term Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$22,232,304
Gross unrealized depreciation	(36,626,717)
Net unrealized appreciation (depreciation)	$(14,394,413)
Tax cost	$2,462,097,622

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(42,526,894)
Long-term	(56,597,747)
Total capital loss carryforward	$(99,124,641)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Short-Term Bond Index Fund	79,018,880	84,611,805

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .03% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Short-Term Bond Index Fund	$706	$ -	$-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $506.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024

Fidelity® Short-Term Bond Index Fund	.03%
Actual		$ 1,000	$ 1,027.00	$ .15
Hypothetical-B		$ 1,000	$ 1,024.71	$ .15

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Short-Term Bond Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Board Approval of Investment Advisory Contracts
Fidelity Short-Term Bond Index Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.9884850.106
SDX-I-SANN-0424
Fidelity Flex® Funds

Fidelity Flex® U.S. Bond Index Fund

Semi-Annual Report
February 29, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 29, 2024 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.9)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 26.5%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
1.65% 2/1/28	200,000	175,980
2.25% 2/1/32	1,280,000	1,026,520
2.55% 12/1/33	210,000	165,632
2.75% 6/1/31	401,000	341,730
3.1% 2/1/43	210,000	151,159
3.3% 2/1/52	350,000	236,896
3.5% 6/1/41	630,000	482,739
3.5% 9/15/53	1,009,000	693,523
3.5% 2/1/61	410,000	274,650
3.55% 9/15/55	723,000	492,528
3.65% 6/1/51	220,000	157,422
3.65% 9/15/59	419,000	283,414
4.5% 5/15/35	220,000	202,582
4.65% 6/1/44	110,000	94,271
4.75% 5/15/46	130,000	113,855
5.15% 3/15/42	236,000	223,857
5.45% 3/1/47	160,000	155,771
Bell Canada:
3.2% 2/15/52	100,000	67,396
4.464% 4/1/48	130,000	110,509
British Telecommunications PLC 9.625% 12/15/30	154,000	188,498
Deutsche Telekom International Financial BV 8.75% 6/15/30 (b)	210,000	247,789
Orange SA 5.375% 1/13/42	270,000	265,677
Sprint Capital Corp. 6.875% 11/15/28	490,000	521,219
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	300,000	290,567
5.213% 3/8/47	160,000	143,910
7.045% 6/20/36	100,000	110,128
Telefonica Europe BV 8.25% 9/15/30	508,000	577,517
TELUS Corp. 4.3% 6/15/49	100,000	81,453
Verizon Communications, Inc.:
1.5% 9/18/30	930,000	746,588
2.355% 3/15/32	615,000	498,635
2.85% 9/3/41	920,000	649,333
2.987% 10/30/56	692,000	429,951
3.55% 3/22/51	500,000	363,103
3.7% 3/22/61	140,000	98,923
4.016% 12/3/29	430,000	407,456
4.125% 3/16/27	540,000	525,044
4.272% 1/15/36	106,000	96,271
4.329% 9/21/28	270,000	262,056
4.4% 11/1/34	100,000	93,013
4.812% 3/15/39	780,000	729,183
5.012% 4/15/49	146,000	141,037
5.012% 8/21/54	214,000	198,667
5.25% 3/16/37	102,000	101,844
		13,218,296
Entertainment - 0.1%
The Walt Disney Co.:
2% 9/1/29	730,000	629,763
2.65% 1/13/31	200,000	173,951
2.75% 9/1/49	160,000	103,255
3.5% 5/13/40	163,000	130,785
3.6% 1/13/51	300,000	227,871
3.7% 10/15/25	434,000	424,172
3.8% 5/13/60	60,000	45,768
4.75% 9/15/44	151,000	138,763
6.2% 12/15/34	150,000	163,826
		2,038,154
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	100,000	94,077
1.1% 8/15/30	410,000	331,986
1.9% 8/15/40	100,000	66,255
2.05% 8/15/50	340,000	200,814
Baidu, Inc.:
3.075% 4/7/25	210,000	204,372
4.375% 5/14/24	480,000	478,123
Meta Platforms, Inc.:
3.5% 8/15/27	470,000	450,486
3.85% 8/15/32	120,000	111,154
4.45% 8/15/52	480,000	419,377
4.95% 5/15/33	200,000	200,177
5.6% 5/15/53	150,000	155,302
5.75% 5/15/63	110,000	115,159
		2,827,282
Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	100,000	80,812
3.5% 6/1/41	280,000	185,358
3.5% 3/1/42	430,000	281,256
3.75% 2/15/28	150,000	138,225
3.85% 4/1/61	300,000	174,251
3.95% 6/30/62	310,000	182,608
4.4% 4/1/33	700,000	611,964
4.4% 12/1/61	120,000	77,141
5.125% 7/1/49	200,000	151,908
5.375% 4/1/38	110,000	94,769
5.375% 5/1/47	100,000	78,969
5.5% 4/1/63	110,000	85,085
5.75% 4/1/48	250,000	208,117
6.484% 10/23/45	100,000	91,356
6.834% 10/23/55	140,000	132,658
Comcast Corp.:
1.5% 2/15/31	295,000	235,300
1.95% 1/15/31	300,000	246,465
2.35% 1/15/27	1,380,000	1,286,580
2.45% 8/15/52	295,000	169,055
2.65% 2/1/30	100,000	87,926
2.8% 1/15/51	120,000	75,016
2.887% 11/1/51	273,000	172,850
2.937% 11/1/56	660,000	406,119
2.987% 11/1/63	160,000	96,126
3.2% 7/15/36	390,000	314,960
3.45% 2/1/50	230,000	165,153
3.7% 4/15/24	100,000	99,765
3.969% 11/1/47	170,000	134,671
3.999% 11/1/49	100,000	79,490
4% 3/1/48	150,000	118,920
4.049% 11/1/52	15,000	11,840
4.15% 10/15/28	150,000	145,514
4.55% 1/15/29	330,000	324,673
5.35% 5/15/53	330,000	321,592
5.5% 5/15/64	120,000	117,687
5.65% 6/15/35	476,000	489,398
7.05% 3/15/33	210,000	235,889
Discovery Communications LLC:
3.625% 5/15/30	200,000	175,793
3.95% 3/20/28	570,000	533,645
4% 9/15/55	133,000	88,035
4.65% 5/15/50	200,000	151,666
5% 9/20/37	340,000	291,229
Fox Corp.:
3.5% 4/8/30	290,000	261,191
4.709% 1/25/29	70,000	68,300
5.476% 1/25/39	164,000	153,205
5.576% 1/25/49	56,000	51,223
Grupo Televisa SA de CV:
5% 5/13/45	100,000	83,638
6.625% 1/15/40	110,000	113,066
Paramount Global:
4.2% 6/1/29	200,000	176,050
4.2% 5/19/32	150,000	122,295
4.375% 3/15/43	100,000	66,921
4.6% 1/15/45	110,000	75,509
4.95% 1/15/31	237,000	208,112
5.85% 9/1/43	239,000	193,307
RELX Capital, Inc. 4% 3/18/29	240,000	229,228
Time Warner Cable Enterprises 8.375% 7/15/33	100,000	110,979
Time Warner Cable LLC:
5.5% 9/1/41	110,000	90,683
5.875% 11/15/40	220,000	189,743
6.55% 5/1/37	100,000	94,193
7.3% 7/1/38	100,000	99,702
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	470,000	437,037
3% 7/30/46	110,000	76,751
3.7% 12/1/42	250,000	202,632
4.125% 6/1/44	192,000	164,485
7% 3/1/32	290,000	327,731
Warnermedia Holdings, Inc.:
3.755% 3/15/27	180,000	170,323
4.279% 3/15/32	345,000	304,355
5.05% 3/15/42	330,000	277,503
5.141% 3/15/52	651,000	529,000
5.391% 3/15/62	250,000	201,681
		14,228,677
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
2.875% 5/7/30	511,000	448,346
3.625% 4/22/29	200,000	186,106
6.125% 3/30/40	100,000	105,163
Rogers Communications, Inc.:
2.9% 11/15/26	90,000	84,714
2.95% 3/15/25	1,350,000	1,314,039
4.3% 2/15/48	240,000	191,914
4.55% 3/15/52	200,000	165,051
5% 3/15/44	210,000	189,961
T-Mobile U.S.A., Inc.:
2.05% 2/15/28	200,000	178,196
2.55% 2/15/31	190,000	160,195
3% 2/15/41	210,000	151,677
3.3% 2/15/51	400,000	274,998
3.5% 4/15/25	830,000	811,405
3.6% 11/15/60	560,000	387,349
4.375% 4/15/40	100,000	87,665
4.5% 4/15/50	480,000	406,181
4.8% 7/15/28	350,000	345,492
5.05% 7/15/33	350,000	342,319
5.2% 1/15/33	150,000	149,108
5.65% 1/15/53	370,000	367,982
Vodafone Group PLC:
4.375% 5/30/28	250,000	245,715
4.875% 6/19/49	280,000	242,439
5% 5/30/38	130,000	125,213
5.125% 6/19/59	340,000	299,068
		7,260,296
TOTAL COMMUNICATION SERVICES		39,572,705
CONSUMER DISCRETIONARY - 1.4%
Automobile Components - 0.0%
Lear Corp.:
3.55% 1/15/52	80,000	54,354
3.8% 9/15/27	240,000	229,756
		284,110
Automobiles - 0.3%
American Honda Finance Corp.:
1% 9/10/25	240,000	225,532
1.2% 7/8/25	400,000	379,377
1.8% 1/13/31	140,000	114,939
2.15% 9/10/24	120,000	117,959
4.9% 1/10/34	140,000	136,440
5.125% 7/7/28	170,000	171,422
Daimler Finance North America LLC 8.5% 1/18/31	100,000	121,536
Ford Motor Co.:
5.291% 12/8/46	250,000	216,193
6.1% 8/19/32	540,000	539,054
General Motors Co.:
4.2% 10/1/27	90,000	86,831
5.15% 4/1/38	120,000	111,162
5.4% 4/1/48	90,000	80,586
5.6% 10/15/32	360,000	359,261
5.95% 4/1/49	260,000	250,448
6.75% 4/1/46	255,000	269,693
6.8% 10/1/27	330,000	344,585
General Motors Financial Co., Inc.:
2.4% 4/10/28	190,000	169,363
2.7% 8/20/27	140,000	128,435
3.85% 1/5/28	160,000	151,887
4.3% 4/6/29	130,000	123,346
4.35% 1/17/27	1,130,000	1,099,806
5.25% 3/1/26	170,000	169,454
5.65% 1/17/29	130,000	131,153
6% 1/9/28	330,000	336,908
Honda Motor Co. Ltd. 2.967% 3/10/32	130,000	114,219
Toyota Motor Corp. 3.669% 7/20/28	290,000	281,330
		6,230,919
Broadline Retail - 0.3%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	340,000	280,741
3.15% 2/9/51	235,000	154,484
4% 12/6/37	140,000	120,355
4.5% 11/28/34	230,000	215,029
Amazon.com, Inc.:
0.8% 6/3/25	130,000	123,475
1% 5/12/26	200,000	184,095
1.5% 6/3/30	160,000	132,323
2.1% 5/12/31	360,000	302,455
2.5% 6/3/50	780,000	490,006
2.8% 8/22/24	117,000	115,598
3.1% 5/12/51	200,000	141,178
3.15% 8/22/27	290,000	275,318
3.45% 4/13/29	100,000	94,766
3.875% 8/22/37	280,000	249,673
4.05% 8/22/47	228,000	195,387
4.1% 4/13/62	380,000	314,934
4.25% 8/22/57	100,000	86,073
4.6% 12/1/25	1,280,000	1,274,308
4.8% 12/5/34	230,000	230,036
4.95% 12/5/44	200,000	197,689
eBay, Inc.:
1.4% 5/10/26	410,000	378,134
3.6% 6/5/27	190,000	181,662
4% 7/15/42	150,000	119,115
		5,856,834
Distributors - 0.0%
Genuine Parts Co. 2.75% 2/1/32	100,000	82,435
Diversified Consumer Services - 0.1%
American University 3.672% 4/1/49	200,000	161,539
Duke University 2.832% 10/1/55	34,000	23,434
George Washington University 4.126% 9/15/48	200,000	170,875
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	240,000	228,934
4.3% 2/21/48	30,000	25,660
Massachusetts Institute of Technology 2.989% 7/1/50	400,000	288,723
Northwestern University:
3.662% 12/1/57	100,000	79,325
3.868% 12/1/48	120,000	100,601
University of Chicago 3% 10/1/52	120,000	85,337
University of Southern California 2.945% 10/1/51	350,000	243,894
		1,408,322
Hotels, Restaurants & Leisure - 0.2%
Expedia, Inc.:
3.25% 2/15/30	110,000	97,996
3.8% 2/15/28	100,000	94,578
5% 2/15/26	255,000	253,243
Marriott International, Inc.:
2.75% 10/15/33	100,000	80,534
3.125% 6/15/26	510,000	486,926
3.5% 10/15/32	130,000	113,523
4.625% 6/15/30	123,000	119,132
4.875% 5/15/29	300,000	295,995
5.75% 5/1/25	110,000	110,397
McDonald's Corp.:
3.3% 7/1/25	280,000	273,439
3.6% 7/1/30	810,000	750,645
3.625% 5/1/43	130,000	102,352
3.625% 9/1/49	160,000	119,850
4.2% 4/1/50	110,000	90,985
4.45% 3/1/47	153,000	131,470
4.45% 9/1/48	124,000	107,389
4.7% 12/9/35	100,000	96,068
4.95% 8/14/33	140,000	138,889
6.3% 3/1/38	100,000	109,224
Starbucks Corp.:
2.55% 11/15/30	400,000	343,588
3.5% 11/15/50	110,000	80,540
3.75% 12/1/47	100,000	76,868
4% 11/15/28	350,000	338,442
4.45% 8/15/49	100,000	85,546
		4,497,619
Household Durables - 0.1%
D.R. Horton, Inc. 1.3% 10/15/26	130,000	117,618
Lennar Corp.:
4.5% 4/30/24	230,000	229,489
4.75% 11/29/27	100,000	98,404
Toll Brothers Finance Corp. 4.35% 2/15/28	100,000	96,114
Whirlpool Corp.:
2.4% 5/15/31	80,000	65,816
4.6% 5/15/50	100,000	80,859
		688,300
Leisure Products - 0.0%
Hasbro, Inc.:
3.55% 11/19/26	200,000	189,888
3.9% 11/19/29	222,000	203,451
		393,339
Specialty Retail - 0.3%
Advance Auto Parts, Inc. 5.95% 3/9/28	122,000	121,880
AutoNation, Inc. 3.85% 3/1/32	160,000	139,706
AutoZone, Inc.:
1.65% 1/15/31	180,000	143,220
3.625% 4/15/25	270,000	265,046
4.5% 2/1/28	240,000	235,074
Lowe's Companies, Inc.:
2.8% 9/15/41	100,000	69,846
3.375% 9/15/25	210,000	204,363
3.65% 4/5/29	620,000	584,395
3.7% 4/15/46	100,000	75,230
4.05% 5/3/47	132,000	104,500
4.25% 4/1/52	140,000	112,480
4.45% 4/1/62	270,000	215,577
4.8% 4/1/26	300,000	298,167
5% 4/15/33	110,000	108,504
5% 4/15/40	330,000	313,572
5.15% 7/1/33	200,000	199,124
5.625% 4/15/53	230,000	228,267
5.8% 9/15/62	50,000	49,886
O'Reilly Automotive, Inc.:
1.75% 3/15/31	150,000	120,225
4.35% 6/1/28	150,000	146,277
The Home Depot, Inc.:
1.375% 3/15/31	240,000	189,917
2.375% 3/15/51	250,000	147,090
2.5% 4/15/27	750,000	698,917
2.75% 9/15/51	160,000	102,341
2.95% 6/15/29	330,000	301,245
3.3% 4/15/40	100,000	78,342
4.2% 4/1/43	300,000	258,711
4.25% 4/1/46	150,000	128,114
4.4% 3/15/45	156,000	136,593
4.5% 12/6/48	100,000	88,239
4.95% 9/15/52	280,000	265,958
5.875% 12/16/36	100,000	106,348
5.95% 4/1/41	120,000	128,010
TJX Companies, Inc. 1.6% 5/15/31	250,000	201,736
		6,566,900
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	1,100,000	1,069,470
2.75% 3/27/27	230,000	216,895
3.375% 3/27/50	150,000	113,830
3.875% 11/1/45	110,000	91,061
Tapestry, Inc.:
7.35% 11/27/28	170,000	177,820
7.85% 11/27/33	170,000	183,897
VF Corp. 2.8% 4/23/27	150,000	136,190
		1,989,163
TOTAL CONSUMER DISCRETIONARY		27,997,941
CONSUMER STAPLES - 1.6%
Beverages - 0.4%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.:
4.7% 2/1/36	200,000	191,422
4.9% 2/1/46	100,000	92,450
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	220,000	210,564
4.9% 2/1/46	100,000	92,450
Anheuser-Busch InBev Worldwide, Inc.:
4.35% 6/1/40	180,000	161,178
4.439% 10/6/48	650,000	568,941
4.6% 4/15/48	487,000	437,609
4.6% 6/1/60	120,000	105,548
4.95% 1/15/42	230,000	219,389
5.45% 1/23/39	380,000	386,431
5.55% 1/23/49	180,000	184,529
5.8% 1/23/59 (Reg. S)	260,000	276,008
8.2% 1/15/39	110,000	141,726
Coca-Cola FEMSA S.A.B. de CV 2.75% 1/22/30	150,000	132,477
Constellation Brands, Inc.:
2.875% 5/1/30	460,000	403,989
3.6% 2/15/28	272,000	257,148
4.5% 5/9/47	100,000	84,365
4.9% 5/1/33	80,000	77,585
Diageo Capital PLC:
1.375% 9/29/25	200,000	188,680
2% 4/29/30	400,000	337,368
5.875% 9/30/36	120,000	127,951
Keurig Dr. Pepper, Inc.:
3.8% 5/1/50	430,000	327,111
4.417% 5/25/25	86,000	85,055
Molson Coors Beverage Co.:
3% 7/15/26	254,000	241,917
4.2% 7/15/46	100,000	81,690
5% 5/1/42	100,000	93,092
PepsiCo, Inc.:
1.4% 2/25/31	680,000	543,556
1.625% 5/1/30	309,000	257,063
2.625% 10/21/41	100,000	71,783
2.85% 2/24/26	250,000	240,332
2.875% 10/15/49	80,000	55,291
3% 10/15/27	100,000	94,279
3.6% 3/1/24	190,000	190,000
3.625% 3/19/50	100,000	78,927
3.875% 3/19/60	210,000	168,105
4.45% 4/14/46	140,000	126,716
7% 3/1/29	100,000	110,416
The Coca-Cola Co.:
1% 3/15/28	230,000	200,560
1.45% 6/1/27	120,000	108,608
1.65% 6/1/30	240,000	200,706
2.125% 9/6/29	140,000	123,184
2.25% 1/5/32	120,000	101,087
2.5% 6/1/40	120,000	85,724
2.5% 3/15/51	100,000	62,587
2.6% 6/1/50	230,000	148,805
2.75% 6/1/60	120,000	76,129
2.875% 5/5/41	100,000	75,013
3.45% 3/25/30	160,000	149,263
		8,774,807
Consumer Staples Distribution & Retail - 0.3%
Costco Wholesale Corp.:
1.375% 6/20/27	150,000	134,939
3% 5/18/27	210,000	200,352
Dollar General Corp.:
3.5% 4/3/30	210,000	190,013
5% 11/1/32	100,000	97,194
5.2% 7/5/28	100,000	99,909
5.45% 7/5/33	120,000	119,184
Dollar Tree, Inc.:
4% 5/15/25	478,000	469,444
4.2% 5/15/28	160,000	154,315
Kroger Co.:
1.7% 1/15/31	240,000	191,412
3.5% 2/1/26	130,000	126,065
3.7% 8/1/27	120,000	115,227
3.95% 1/15/50	100,000	78,545
4.45% 2/1/47	130,000	109,941
5.4% 1/15/49	70,000	68,413
7.5% 4/1/31	110,000	124,140
Sysco Corp.:
2.45% 12/14/31	240,000	198,370
3.3% 2/15/50	260,000	183,639
6.6% 4/1/50	140,000	158,206
Target Corp.:
1.95% 1/15/27	280,000	258,920
2.5% 4/15/26	100,000	95,490
3.375% 4/15/29	310,000	291,233
3.9% 11/15/47	160,000	130,746
4.8% 1/15/53	200,000	184,919
Walmart, Inc.:
2.5% 9/22/41	390,000	275,448
2.65% 9/22/51	100,000	65,125
2.85% 7/8/24	150,000	148,663
3.05% 7/8/26	400,000	384,824
3.25% 7/8/29	220,000	206,729
3.3% 4/22/24	410,000	408,797
3.7% 6/26/28	140,000	135,435
3.9% 4/15/28	100,000	97,575
4.1% 4/15/33	300,000	285,858
5.25% 9/1/35	645,000	668,756
5.625% 4/15/41	169,000	179,561
		6,637,387
Food Products - 0.4%
Archer Daniels Midland Co.:
3.25% 3/27/30	330,000	298,377
3.75% 9/15/47	100,000	75,787
4.5% 3/15/49	90,000	78,212
Bunge Ltd. Finance Corp. 2.75% 5/14/31	110,000	93,541
Campbell Soup Co.:
2.375% 4/24/30	100,000	84,860
4.15% 3/15/28	410,000	395,588
Conagra Brands, Inc.:
4.85% 11/1/28	510,000	501,001
5.3% 11/1/38	121,000	114,549
General Mills, Inc.:
3% 2/1/51	110,000	70,871
4% 4/17/25	130,000	127,924
4.2% 4/17/28	200,000	194,195
4.95% 3/29/33	250,000	245,429
Hormel Foods Corp. 1.8% 6/11/30	200,000	165,867
Ingredion, Inc. 3.2% 10/1/26	270,000	257,567
JBS U.S.A. Lux SA/JBS Food Co./JBS U.S.A. Finance, Inc.:
5.75% 4/1/33	500,000	484,909
6.5% 12/1/52	180,000	173,071
JBS U.S.A. Lux. SA / JBS U.S.A. Food:
6.75% 3/15/34 (c)	110,000	113,300
7.25% 11/15/53 (c)	70,000	73,341
Kellanova:
2.1% 6/1/30	160,000	134,839
3.25% 4/1/26	290,000	278,783
7.45% 4/1/31	110,000	123,143
Kraft Heinz Foods Co.:
4.375% 6/1/46	50,000	41,424
4.625% 10/1/39	100,000	90,309
5% 6/4/42	100,000	92,448
5.5% 6/1/50	590,000	573,864
McCormick & Co., Inc.:
1.85% 2/15/31	260,000	208,936
3.15% 8/15/24	100,000	98,872
Mondelez International, Inc. 1.875% 10/15/32	370,000	291,157
Pilgrim's Pride Corp. 6.25% 7/1/33	180,000	181,927
The Hershey Co. 1.7% 6/1/30	340,000	283,927
The J.M. Smucker Co.:
4.25% 3/15/35	200,000	179,428
6.5% 11/15/43	270,000	289,177
Tyson Foods, Inc.:
4% 3/1/26	160,000	156,210
4.35% 3/1/29	450,000	433,024
4.875% 8/15/34	80,000	75,973
5.1% 9/28/48	100,000	88,229
Unilever Capital Corp.:
1.375% 9/14/30	380,000	307,050
2.9% 5/5/27	400,000	378,320
4.875% 9/8/28	180,000	181,339
		8,036,768
Household Products - 0.1%
Church & Dwight Co., Inc. 3.95% 8/1/47	150,000	119,178
Colgate-Palmolive Co.:
3.1% 8/15/27	410,000	391,573
3.25% 8/15/32	130,000	116,688
Kimberly-Clark Corp.:
1.05% 9/15/27	184,000	161,907
3.2% 7/30/46	100,000	72,728
6.625% 8/1/37	140,000	161,007
Procter & Gamble Co.:
1.2% 10/29/30	710,000	571,627
1.95% 4/23/31	200,000	168,325
2.85% 8/11/27	140,000	132,247
3% 3/25/30	100,000	91,514
		1,986,794
Personal Care Products - 0.1%
Estee Lauder Companies, Inc.:
1.95% 3/15/31	330,000	270,754
3.125% 12/1/49	130,000	88,864
3.15% 3/15/27	260,000	247,861
Kenvue, Inc.:
4.9% 3/22/33	260,000	257,039
5.05% 3/22/28	140,000	140,892
5.05% 3/22/53	200,000	192,609
5.35% 3/22/26	140,000	140,909
		1,338,928
Tobacco - 0.3%
Altria Group, Inc.:
2.45% 2/4/32	520,000	416,463
3.4% 2/4/41	180,000	129,445
3.875% 9/16/46	254,000	186,876
4.8% 2/14/29	30,000	29,456
5.8% 2/14/39	330,000	329,077
5.95% 2/14/49	240,000	239,084
BAT Capital Corp.:
3.215% 9/6/26	100,000	94,826
3.222% 8/15/24	200,000	197,640
3.557% 8/15/27	450,000	425,409
3.984% 9/25/50	100,000	68,254
4.39% 8/15/37	470,000	385,448
4.54% 8/15/47	128,000	96,003
4.7% 4/2/27	270,000	264,245
4.742% 3/16/32	170,000	159,923
4.758% 9/6/49	260,000	201,146
5.282% 4/2/50	100,000	82,913
6.421% 8/2/33	200,000	205,740
BAT International Finance PLC 5.931% 2/2/29	70,000	71,486
Philip Morris International, Inc.:
4.125% 3/4/43	330,000	270,049
4.25% 11/10/44	110,000	90,700
4.875% 2/15/28	170,000	169,064
4.875% 11/15/43	224,000	201,624
5.125% 11/17/27	170,000	170,288
5.375% 2/15/33	480,000	477,701
5.75% 11/17/32	120,000	122,407
Reynolds American, Inc.:
4.45% 6/12/25	140,000	137,852
5.7% 8/15/35	110,000	105,072
		5,328,191
TOTAL CONSUMER STAPLES		32,102,875
ENERGY - 1.8%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 4.08% 12/15/47	290,000	234,150
Halliburton Co.:
4.75% 8/1/43	50,000	45,207
5% 11/15/45	210,000	195,417
6.7% 9/15/38	100,000	112,158
7.45% 9/15/39	120,000	144,105
NOV, Inc. 3.6% 12/1/29	190,000	173,502
		904,539
Oil, Gas & Consumable Fuels - 1.8%
Apache Corp. 5.25% 2/1/42	250,000	206,000
Boardwalk Pipelines LP:
4.45% 7/15/27	140,000	136,447
4.95% 12/15/24	102,000	101,239
Burlington Resources LLC 5.95% 10/15/36	110,000	115,785
Canadian Natural Resources Ltd.:
3.85% 6/1/27	152,000	145,682
3.9% 2/1/25	100,000	98,371
4.95% 6/1/47	160,000	139,622
6.45% 6/30/33	140,000	147,780
Cenovus Energy, Inc. 5.4% 6/15/47	171,000	156,656
Cheniere Corpus Christi Holdings LLC 2.742% 12/31/39	160,000	125,058
Cheniere Energy Partners LP:
3.25% 1/31/32	160,000	133,727
4% 3/1/31	280,000	249,719
Chevron Corp.:
1.554% 5/11/25	70,000	67,166
1.995% 5/11/27	70,000	64,395
2.236% 5/11/30	70,000	60,549
2.954% 5/16/26	231,000	221,909
2.978% 5/11/40	70,000	52,693
3.078% 5/11/50	70,000	49,357
Chevron U.S.A., Inc.:
4.95% 8/15/47	100,000	92,969
5.05% 11/15/44	70,000	66,988
Columbia Pipeline Group, Inc. 5.8% 6/1/45	50,000	48,399
ConocoPhillips Co.:
3.8% 3/15/52	100,000	76,657
4.025% 3/15/62	230,000	178,931
5.05% 9/15/33	50,000	49,845
5.3% 5/15/53	130,000	127,239
5.55% 3/15/54	50,000	50,586
5.7% 9/15/63	130,000	132,792
6.5% 2/1/39	120,000	134,909
Continental Resources, Inc.:
4.375% 1/15/28	100,000	96,137
4.9% 6/1/44	60,000	48,671
DCP Midstream Operating LP 5.6% 4/1/44	80,000	76,185
Devon Energy Corp. 5% 6/15/45	315,000	272,609
Diamondback Energy, Inc.:
4.25% 3/15/52	160,000	126,536
4.4% 3/24/51	100,000	80,760
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49	90,000	65,491
Enbridge Energy Partners LP 7.375% 10/15/45	110,000	126,636
Enbridge, Inc.:
2.5% 8/1/33	520,000	411,009
3.4% 8/1/51	190,000	132,790
3.5% 6/10/24	164,000	162,980
4.5% 6/10/44	120,000	99,654
5.7% 3/8/33	200,000	202,256
8.5% 1/15/84 (b)	60,000	63,979
Energy Transfer LP:
3.75% 5/15/30	180,000	164,163
3.9% 5/15/24 (b)	210,000	209,238
4.4% 3/15/27	170,000	165,676
4.95% 6/15/28	567,000	558,462
5% 5/15/50	330,000	284,489
5.25% 4/15/29	310,000	308,804
5.3% 4/15/47	50,000	44,782
5.4% 10/1/47	80,000	72,561
5.75% 4/1/25	3,090,000	3,084,902
5.8% 6/15/38	50,000	49,434
6% 6/15/48	330,000	323,450
6.25% 4/15/49	130,000	131,256
6.625% 10/15/36	280,000	292,942
7.5% 7/1/38	210,000	237,877
Enterprise Products Operating LP:
3.2% 2/15/52	290,000	198,279
3.3% 2/15/53	100,000	69,621
3.95% 2/15/27	214,000	208,826
4.2% 1/31/50	370,000	305,490
4.25% 2/15/48	270,000	225,870
4.8% 2/1/49	56,000	50,733
4.85% 8/15/42	170,000	155,503
5.35% 1/31/33	500,000	506,657
7.55% 4/15/38	120,000	142,754
EOG Resources, Inc. 4.95% 4/15/50	100,000	93,183
EQT Corp.:
5.7% 4/1/28	154,000	155,100
5.75% 2/1/34	50,000	49,181
Equinor ASA:
2.375% 5/22/30	310,000	269,205
2.875% 4/6/25	400,000	390,433
3.625% 9/10/28	130,000	124,435
4.8% 11/8/43	130,000	122,119
5.1% 8/17/40	180,000	177,039
Exxon Mobil Corp.:
2.995% 8/16/39	350,000	269,888
3.452% 4/15/51	610,000	451,471
4.114% 3/1/46	200,000	169,480
4.327% 3/19/50	100,000	86,742
Hess Corp.:
5.6% 2/15/41	190,000	191,325
7.125% 3/15/33	170,000	190,650
Kinder Morgan Energy Partners LP:
4.25% 9/1/24	340,000	337,452
6.55% 9/15/40	100,000	103,388
6.95% 1/15/38	100,000	108,269
Kinder Morgan, Inc.:
3.6% 2/15/51	170,000	116,675
4.8% 2/1/33	600,000	566,294
5.05% 2/15/46	50,000	43,613
5.2% 3/1/48	264,000	234,601
5.55% 6/1/45	300,000	281,658
Marathon Oil Corp. 6.6% 10/1/37	120,000	125,117
Marathon Petroleum Corp.:
4.5% 4/1/48	280,000	230,260
4.7% 5/1/25	370,000	366,504
MPLX LP:
4.125% 3/1/27	60,000	58,179
4.5% 4/15/38	480,000	417,755
4.7% 4/15/48	226,000	189,350
5% 3/1/33	500,000	478,255
Occidental Petroleum Corp.:
4.2% 3/15/48	290,000	221,615
6.125% 1/1/31	60,000	61,544
6.375% 9/1/28	980,000	1,015,202
ONEOK Partners LP 6.65% 10/1/36	350,000	370,835
ONEOK, Inc.:
3.95% 3/1/50	35,000	25,648
4% 7/13/27	80,000	77,127
4.45% 9/1/49	50,000	39,993
4.85% 2/1/49	130,000	111,060
5% 3/1/26	147,000	145,876
5.2% 7/15/48	22,000	19,872
5.65% 11/1/28	60,000	61,039
6.1% 11/15/32	340,000	352,492
6.625% 9/1/53	130,000	139,702
7.15% 1/15/51	150,000	167,400
Ovintiv, Inc.:
5.65% 5/15/28	250,000	252,225
6.5% 2/1/38	70,000	71,515
6.625% 8/15/37	100,000	103,136
Phillips 66 Co.:
3.3% 3/15/52	180,000	122,583
3.9% 3/15/28	380,000	366,060
4.65% 11/15/34	220,000	206,742
4.68% 2/15/45	100,000	87,491
Pioneer Natural Resources Co. 1.9% 8/15/30	210,000	174,927
Plains All American Pipeline LP/PAA Finance Corp. 3.8% 9/15/30	660,000	601,474
Sabine Pass Liquefaction LLC:
4.5% 5/15/30	420,000	401,904
5.75% 5/15/24	109,000	108,935
Schlumberger Investment SA:
4.5% 5/15/28	200,000	198,141
4.85% 5/15/33	70,000	69,238
Shell International Finance BV:
2% 11/7/24	1,770,000	1,730,997
2.375% 11/7/29	100,000	88,066
2.5% 9/12/26	270,000	254,984
2.875% 11/26/41	440,000	321,144
3% 11/26/51	100,000	67,218
3.125% 11/7/49	100,000	69,260
3.25% 4/6/50	240,000	170,767
3.75% 9/12/46	106,000	83,498
4.125% 5/11/35	170,000	157,538
4.55% 8/12/43	100,000	90,781
5.5% 3/25/40	190,000	195,588
Spectra Energy Partners LP 4.75% 3/15/24	151,000	150,879
Suncor Energy, Inc.:
4% 11/15/47	234,000	178,418
6.8% 5/15/38	130,000	138,827
7.15% 2/1/32	90,000	98,553
Targa Resources Corp.:
4.2% 2/1/33	130,000	117,014
6.125% 3/15/33	250,000	257,389
6.5% 2/15/53	140,000	146,787
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875% 1/15/29	620,000	638,761
The Williams Companies, Inc.:
3.75% 6/15/27	460,000	440,217
4.85% 3/1/48	50,000	44,034
5.1% 9/15/45	100,000	91,228
5.15% 3/15/34	130,000	126,927
5.4% 3/2/26	160,000	160,372
5.65% 3/15/33	80,000	81,348
5.8% 11/15/43	100,000	97,997
Total Capital International SA:
3.127% 5/29/50	100,000	69,687
3.386% 6/29/60	100,000	69,410
3.461% 7/12/49	140,000	104,778
3.75% 4/10/24	465,000	463,878
Total Capital SA 3.883% 10/11/28	470,000	453,075
TransCanada PipeLines Ltd.:
1% 10/12/24	340,000	330,204
4.1% 4/15/30	270,000	252,673
4.875% 5/15/48	80,000	69,802
5% 10/16/43	350,000	312,688
6.1% 6/1/40	170,000	173,466
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	535,000	481,230
3.95% 5/15/50	100,000	77,744
4.6% 3/15/48	190,000	166,669
Valero Energy Corp.:
3.4% 9/15/26	110,000	105,093
3.65% 12/1/51	110,000	77,488
4.35% 6/1/28	70,000	68,128
6.625% 6/15/37	200,000	214,183
Western Gas Partners LP:
4.05% 2/1/30	230,000	212,627
5.3% 3/1/48	150,000	129,269
6.15% 4/1/33	110,000	111,785
		34,902,798
TOTAL ENERGY		35,807,337
FINANCIALS - 9.0%
Banks - 4.8%
Australia and New Zealand Banking Group Ltd. 4.75% 1/18/27	340,000	338,671
Banco Bilbao Vizcaya Argentaria SA 1.125% 9/18/25	200,000	187,016
Banco Santander SA:
U.S. TREASURY 1 YEAR INDEX + 0.450% 5.742% 6/30/24 (b)(d)	200,000	200,033
1.722% 9/14/27 (b)	600,000	542,863
3.306% 6/27/29	200,000	181,411
3.8% 2/23/28	600,000	565,321
5.179% 11/19/25	400,000	394,644
5.294% 8/18/27	200,000	198,681
6.921% 8/8/33	200,000	207,682
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (b)(d)	1,000,000	993,671
0.981% 9/25/25 (b)	800,000	778,872
1.658% 3/11/27 (b)	340,000	315,484
1.734% 7/22/27 (b)	510,000	467,660
2.087% 6/14/29 (b)	1,210,000	1,063,324
2.299% 7/21/32 (b)	110,000	89,036
2.572% 10/20/32 (b)	1,690,000	1,385,125
2.651% 3/11/32 (b)	340,000	284,542
2.676% 6/19/41 (b)	1,480,000	1,030,513
2.687% 4/22/32 (b)	410,000	343,345
2.831% 10/24/51 (b)	140,000	89,760
2.972% 7/21/52 (b)	110,000	73,190
3.093% 10/1/25 (b)	400,000	394,007
3.194% 7/23/30 (b)	270,000	243,061
3.419% 12/20/28 (b)	445,000	415,734
3.946% 1/23/49 (b)	110,000	89,111
3.95% 4/21/25	1,320,000	1,298,242
3.97% 3/5/29 (b)	780,000	741,868
3.974% 2/7/30 (b)	825,000	775,489
4% 1/22/25	512,000	504,593
4.078% 4/23/40 (b)	100,000	85,448
4.083% 3/20/51 (b)	100,000	80,720
4.244% 4/24/38 (b)	480,000	425,805
4.271% 7/23/29 (b)	360,000	345,888
4.33% 3/15/50 (b)	200,000	170,154
4.376% 4/27/28 (b)	1,000,000	972,168
5.202% 4/25/29 (b)	200,000	198,917
5.872% 9/15/34 (b)	480,000	492,198
6.11% 1/29/37	508,000	532,655
6.204% 11/10/28 (b)	400,000	412,683
6.22% 9/15/26	480,000	490,803
7.75% 5/14/38	120,000	144,068
Bank of Montreal:
2.65% 3/8/27	460,000	429,522
3.088% 1/10/37 (b)	110,000	89,048
3.803% 12/15/32 (b)	100,000	92,069
5.717% 9/25/28	180,000	184,524
Bank of Nova Scotia:
2.45% 2/2/32	110,000	90,280
4.588% 5/4/37 (b)	120,000	107,331
4.85% 2/1/30	210,000	207,206
5.25% 6/12/28	330,000	331,572
Barclays PLC:
2.279% 11/24/27 (b)	300,000	274,186
2.894% 11/24/32 (b)	520,000	423,451
3.564% 9/23/35 (b)	240,000	201,163
3.932% 5/7/25 (b)	200,000	199,225
4.375% 1/12/26	210,000	205,725
4.95% 1/10/47	200,000	181,811
5.088% 6/20/30 (b)	200,000	189,469
5.2% 5/12/26	360,000	355,961
5.304% 8/9/26 (b)	250,000	248,404
5.501% 8/9/28 (b)	590,000	587,426
5.746% 8/9/33 (b)	200,000	198,243
5.829% 5/9/27 (b)	400,000	401,012
6.49% 9/13/29 (b)	800,000	824,629
Canadian Imperial Bank of Commerce:
3.6% 4/7/32	270,000	241,319
5.926% 10/2/26	210,000	213,901
Citigroup, Inc.:
1.122% 1/28/27 (b)	600,000	552,955
1.462% 6/9/27 (b)	300,000	274,772
2.561% 5/1/32 (b)	600,000	493,996
3.2% 10/21/26	80,000	75,966
3.52% 10/27/28 (b)	2,060,000	1,935,864
3.785% 3/17/33 (b)	100,000	88,483
3.878% 1/24/39 (b)	470,000	395,522
3.887% 1/10/28 (b)	140,000	134,557
3.98% 3/20/30 (b)	150,000	140,604
4.075% 4/23/29 (b)	770,000	734,889
4.65% 7/30/45	267,000	240,135
4.65% 7/23/48	195,000	173,536
4.75% 5/18/46	208,000	183,078
5.316% 3/26/41 (b)	500,000	488,957
5.61% 9/29/26 (b)	500,000	500,634
5.875% 2/22/33	310,000	316,204
6.27% 11/17/33 (b)	100,000	104,905
6.625% 6/15/32	100,000	106,479
6.675% 9/13/43	200,000	220,653
Citizens Financial Group, Inc. 5.641% 5/21/37 (b)	70,000	64,255
Corporacion Andina de Fomento 5% 1/24/29	140,000	138,283
Export-Import Bank of Korea:
0.625% 2/9/26	400,000	367,798
1.25% 9/21/30	680,000	541,490
5.125% 9/18/28	290,000	293,666
Fifth Third Bancorp:
2.55% 5/5/27	100,000	91,829
3.95% 3/14/28	50,000	47,561
4.337% 4/25/33 (b)	50,000	45,329
4.772% 7/28/30 (b)	170,000	162,216
6.361% 10/27/28 (b)	380,000	387,393
8.25% 3/1/38	90,000	106,414
HSBC Holdings PLC:
1.589% 5/24/27 (b)	240,000	219,729
2.013% 9/22/28 (b)	630,000	558,155
2.206% 8/17/29 (b)	550,000	477,506
2.633% 11/7/25 (b)	600,000	586,798
2.804% 5/24/32 (b)	340,000	281,106
3.973% 5/22/30 (b)	214,000	198,426
4.292% 9/12/26 (b)	1,600,000	1,568,240
4.375% 11/23/26	400,000	389,243
4.762% 3/29/33 (b)	210,000	192,996
5.402% 8/11/33 (b)	680,000	668,214
6.1% 1/14/42	240,000	263,074
6.5% 5/2/36	100,000	105,280
6.5% 9/15/37	140,000	147,433
6.5% 9/15/37	170,000	174,217
6.8% 6/1/38	100,000	108,269
7.399% 11/13/34 (b)	310,000	332,357
8.113% 11/3/33 (b)	290,000	327,475
Huntington Bancshares, Inc.:
2.55% 2/4/30	100,000	84,368
4.443% 8/4/28 (b)	290,000	278,518
6.208% 8/21/29 (b)	100,000	101,686
ING Groep NV:
2.727% 4/1/32 (b)	200,000	168,363
3.95% 3/29/27	200,000	192,602
4.017% 3/28/28 (b)	200,000	192,041
4.252% 3/28/33 (b)	200,000	184,111
Japan Bank International Cooperation:
1.25% 1/21/31	1,012,000	809,512
2.5% 5/23/24	1,510,000	1,499,805
4.875% 10/18/28	390,000	393,179
JPMorgan Chase & Co.:
0.768% 8/9/25 (b)	700,000	684,170
0.969% 6/23/25 (b)	720,000	708,898
1.045% 11/19/26 (b)	1,200,000	1,115,741
1.47% 9/22/27 (b)	360,000	327,108
1.578% 4/22/27 (b)	300,000	277,422
1.953% 2/4/32 (b)	300,000	241,267
2.069% 6/1/29 (b)	340,000	299,538
2.525% 11/19/41 (b)	340,000	233,633
2.545% 11/8/32 (b)	1,080,000	889,312
2.58% 4/22/32 (b)	300,000	251,012
2.95% 10/1/26	190,000	180,619
2.956% 5/13/31 (b)	360,000	312,686
3.109% 4/22/41 (b)	220,000	165,520
3.109% 4/22/51 (b)	50,000	34,312
3.22% 3/1/25 (b)	1,640,000	1,639,865
3.328% 4/22/52 (b)	320,000	227,170
3.897% 1/23/49 (b)	350,000	279,479
4.323% 4/26/28 (b)	550,000	536,717
4.452% 12/5/29 (b)	630,000	609,397
4.586% 4/26/33 (b)	1,230,000	1,167,065
4.95% 6/1/45	190,000	178,387
5.35% 6/1/34 (b)	1,600,000	1,592,912
5.5% 10/15/40	430,000	439,673
5.6% 7/15/41	325,000	335,316
5.625% 8/16/43	247,000	253,497
KeyCorp 2.25% 4/6/27	280,000	250,104
Korea Development Bank 1.625% 1/19/31	250,000	202,412
Lloyds Banking Group PLC:
3.369% 12/14/46 (b)	200,000	135,998
4.375% 3/22/28	656,000	633,251
4.976% 8/11/33 (b)	200,000	190,343
7.953% 11/15/33 (b)	200,000	222,468
M&T Bank Corp. 5.053% 1/27/34 (b)	190,000	174,432
Mitsubishi UFJ Financial Group, Inc.:
1 year U.S. Treasury Index + 1.630% 5.441% 2/22/34 (b)(d)	240,000	242,796
1.538% 7/20/27 (b)	550,000	503,194
2.309% 7/20/32 (b)	550,000	450,537
2.757% 9/13/26	1,050,000	990,348
2.801% 7/18/24	200,000	197,836
3.195% 7/18/29	670,000	609,290
3.961% 3/2/28	100,000	96,305
4.153% 3/7/39	150,000	135,052
Mizuho Financial Group, Inc.:
1.554% 7/9/27 (b)	200,000	183,471
1.979% 9/8/31 (b)	280,000	226,772
2.226% 5/25/26 (b)	200,000	191,824
2.839% 7/16/25 (b)	200,000	197,847
5.669% 9/13/33 (b)	200,000	202,880
5.739% 5/27/31 (b)	350,000	356,944
5.778% 7/6/29 (b)	430,000	438,104
Morgan Stanley Bank, West Valley City Utah 4.754% 4/21/26	1,710,000	1,699,148
National Australia Bank Ltd. 4.9% 6/13/28	300,000	299,211
NatWest Group PLC:
3.032% 11/28/35 (b)	200,000	164,778
3.754% 11/1/29 (b)	400,000	392,392
5.516% 9/30/28 (b)	290,000	290,060
5.778% 3/1/35 (b)	200,000	199,602
5.847% 3/2/27 (b)	480,000	481,972
Oesterreichische Kontrollbank AG 0.375% 9/17/25	100,000	93,320
PNC Financial Services Group, Inc.:
1.15% 8/13/26	400,000	363,297
2.2% 11/1/24	250,000	244,511
3.45% 4/23/29	710,000	655,667
4.626% 6/6/33 (b)	220,000	203,872
5.068% 1/24/34 (b)	160,000	153,855
5.582% 6/12/29 (b)	80,000	80,441
5.676% 1/22/35 (b)	200,000	200,577
5.939% 8/18/34 (b)	200,000	203,755
Rabobank Nederland:
3.75% 7/21/26	250,000	239,627
4.375% 8/4/25	290,000	284,427
Rabobank Nederland New York Branch 3.875% 8/22/24	610,000	605,058
Royal Bank of Canada:
1.2% 4/27/26	270,000	248,519
2.05% 1/21/27	300,000	277,038
3.625% 5/4/27	410,000	393,121
4.24% 8/3/27	390,000	380,107
4.65% 1/27/26	210,000	208,077
4.95% 2/1/29	90,000	89,349
5% 5/2/33	200,000	196,838
5.15% 2/1/34	100,000	98,472
Santander Holdings U.S.A., Inc.:
4.4% 7/13/27	110,000	105,457
4.5% 7/17/25	406,000	398,100
6.565% 6/12/29 (b)	100,000	101,748
7.66% 11/9/31 (b)	130,000	138,906
Santander UK Group Holdings PLC:
1.532% 8/21/26 (b)	250,000	234,340
6.534% 1/10/29 (b)	250,000	256,354
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	650,000	617,731
2.142% 9/23/30	260,000	213,674
2.174% 1/14/27	1,010,000	932,928
2.75% 1/15/30	200,000	174,891
3.05% 1/14/42	260,000	196,950
5.52% 1/13/28	500,000	508,013
5.8% 7/13/28	300,000	308,374
5.808% 9/14/33	200,000	207,228
The Toronto-Dominion Bank:
0.55% 3/4/24	1,100,000	1,100,000
3.2% 3/10/32	190,000	165,687
3.766% 6/6/25	1,440,000	1,414,192
4.456% 6/8/32	100,000	95,350
5.156% 1/10/28	620,000	622,123
5.264% 12/11/26	300,000	301,911
Truist Financial Corp.:
1.267% 3/2/27 (b)	950,000	872,040
4.916% 7/28/33 (b)	250,000	229,927
5.711% 1/24/35 (b)	270,000	267,308
5.867% 6/8/34 (b)	300,000	299,969
U.S. Bancorp:
2.491% 11/3/36 (b)	100,000	77,275
2.677% 1/27/33 (b)	190,000	155,378
3.9% 4/26/28	550,000	526,797
4.839% 2/1/34 (b)	490,000	461,141
4.967% 7/22/33 (b)	150,000	140,190
5.775% 6/12/29 (b)	100,000	101,044
5.85% 10/21/33 (b)	460,000	465,658
Wachovia Corp. 5.5% 8/1/35	350,000	343,212
Wells Fargo & Co.:
0.805% 5/19/25 (b)	2,910,000	2,875,260
2.406% 10/30/25 (b)	550,000	538,127
3% 10/23/26	100,000	94,540
3.068% 4/30/41 (b)	380,000	280,621
3.9% 5/1/45	310,000	248,104
3.908% 4/25/26 (b)	630,000	617,729
4.54% 8/15/26 (b)	500,000	493,092
4.611% 4/25/53 (b)	220,000	191,797
4.75% 12/7/46	508,000	439,164
4.897% 7/25/33 (b)	200,000	191,230
4.9% 11/17/45	97,000	85,988
5.013% 4/4/51 (b)	280,000	258,914
5.375% 11/2/43	100,000	95,609
5.389% 4/24/34 (b)	580,000	570,453
5.557% 7/25/34 (b)	590,000	587,720
5.574% 7/25/29 (b)	400,000	402,619
5.606% 1/15/44	360,000	349,261
Westpac Banking Corp.:
U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (b)(d)	100,000	98,033
2.894% 2/4/30 (b)	390,000	378,140
3.02% 11/18/36 (b)	130,000	105,756
3.35% 3/8/27	670,000	641,079
4.043% 8/26/27	230,000	225,093
4.11% 7/24/34 (b)	270,000	246,631
4.322% 11/23/31 (b)	270,000	259,302
6.82% 11/17/33	100,000	107,310
		95,708,542
Capital Markets - 1.9%
Ameriprise Financial, Inc.:
3% 4/2/25	210,000	204,654
5.15% 5/15/33	70,000	69,996
5.7% 12/15/28	130,000	133,692
Ares Capital Corp.:
2.875% 6/15/28	100,000	87,580
3.2% 11/15/31	150,000	122,093
3.875% 1/15/26	200,000	191,877
4.2% 6/10/24	180,000	178,913
4.25% 3/1/25	100,000	98,072
7% 1/15/27	90,000	91,793
Bank of New York Mellon Corp.:
1.8% 7/28/31	170,000	137,033
2.1% 10/24/24	370,000	361,961
4.414% 7/24/26 (b)	500,000	493,128
4.543% 2/1/29 (b)	560,000	550,283
4.596% 7/26/30 (b)	100,000	97,661
6.317% 10/25/29 (b)	500,000	524,240
BlackRock, Inc.:
2.4% 4/30/30	200,000	174,334
3.2% 3/15/27	220,000	210,473
3.25% 4/30/29	180,000	168,658
3.5% 3/18/24	120,000	119,897
4.75% 5/25/33	80,000	78,550
Blackstone Private Credit Fund:
2.7% 1/15/25	280,000	271,923
3.25% 3/15/27	140,000	128,039
4.7% 3/24/25	350,000	344,568
7.3% 11/27/28 (c)	50,000	51,603
Brookfield Capital Finance LLC 6.087% 6/14/33	100,000	103,441
Brookfield Finance, Inc.:
2.724% 4/15/31	330,000	277,305
3.5% 3/30/51	100,000	70,946
3.9% 1/25/28	190,000	182,271
6.35% 1/5/34	70,000	73,555
Cboe Global Markets, Inc. 1.625% 12/15/30	130,000	105,473
Charles Schwab Corp.:
0.75% 3/18/24	640,000	638,688
0.9% 3/11/26	460,000	421,909
1.65% 3/11/31	197,000	156,255
2% 3/20/28	120,000	106,445
2.9% 3/3/32	160,000	135,691
3.2% 3/2/27	240,000	227,777
6.136% 8/24/34 (b)	240,000	248,643
CI Financial Corp. 3.2% 12/17/30	220,000	175,370
CME Group, Inc.:
3.75% 6/15/28	140,000	135,197
5.3% 9/15/43	100,000	101,029
Credit Suisse AG 1.25% 8/7/26	1,010,000	915,726
Credit Suisse U.S.A., Inc. 7.125% 7/15/32	100,000	111,604
Deutsche Bank AG 4.1% 1/13/26	700,000	681,384
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (b)	250,000	227,111
3.547% 9/18/31 (b)	150,000	130,147
3.7% 5/30/24	360,000	357,886
3.729% 1/14/32 (b)	250,000	204,775
4.1% 1/13/26	154,000	150,217
4.875% 12/1/32 (b)	200,000	185,126
6.819% 11/20/29 (b)	280,000	289,559
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (b)	110,000	104,983
1.093% 12/9/26 (b)	1,000,000	926,342
1.948% 10/21/27 (b)	600,000	549,269
2.383% 7/21/32 (b)	1,250,000	1,017,230
2.615% 4/22/32 (b)	460,000	382,481
2.908% 7/21/42 (b)	470,000	333,136
3.102% 2/24/33 (b)	140,000	118,723
3.5% 4/1/25	2,620,000	2,565,839
3.85% 1/26/27	960,000	927,099
4.017% 10/31/38 (b)	100,000	85,437
4.223% 5/1/29 (b)	1,650,000	1,582,086
4.482% 8/23/28 (b)	820,000	799,519
4.8% 7/8/44	120,000	109,603
5.15% 5/22/45	330,000	314,938
6.25% 2/1/41	220,000	236,823
6.75% 10/1/37	362,000	393,476
Intercontinental Exchange, Inc.:
1.85% 9/15/32	160,000	123,407
2.65% 9/15/40	160,000	112,319
3% 9/15/60	100,000	62,122
3.1% 9/15/27	150,000	140,910
3.75% 9/21/28	100,000	95,420
4.25% 9/21/48	120,000	102,221
4.6% 3/15/33	100,000	95,641
5.2% 6/15/62	210,000	201,579
Invesco Finance PLC 3.75% 1/15/26	240,000	233,248
Jefferies Financial Group, Inc.:
2.75% 10/15/32	110,000	88,774
4.15% 1/23/30	207,000	192,593
4.85% 1/15/27	110,000	109,243
5.875% 7/21/28	130,000	132,551
Lazard Group LLC 4.5% 9/19/28	100,000	95,831
Legg Mason, Inc. 5.625% 1/15/44	60,000	60,206
LPL Holdings, Inc. 6.75% 11/17/28	80,000	83,505
Moody's Corp.:
2% 8/19/31	140,000	113,078
2.55% 8/18/60	100,000	56,106
4.875% 12/17/48	120,000	110,931
Morgan Stanley:
0.79% 5/30/25 (b)	150,000	147,889
1.164% 10/21/25 (b)	100,000	97,037
1.512% 7/20/27 (b)	470,000	429,973
1.593% 5/4/27 (b)	1,100,000	1,014,101
1.794% 2/13/32 (b)	260,000	205,860
2.188% 4/28/26 (b)	200,000	192,471
2.239% 7/21/32 (b)	470,000	378,639
2.484% 9/16/36 (b)	410,000	321,360
3.625% 1/20/27	160,000	154,265
3.772% 1/24/29 (b)	180,000	170,192
4.21% 4/20/28 (b)	575,000	556,528
4.375% 1/22/47	324,000	279,588
4.457% 4/22/39 (b)	250,000	224,560
5.123% 2/1/29 (b)	500,000	496,724
5.164% 4/20/29 (b)	630,000	626,397
5.25% 4/21/34 (b)	1,480,000	1,452,669
5.297% 4/20/37 (b)	330,000	316,129
5.597% 3/24/51 (b)	190,000	197,275
6.375% 7/24/42	528,000	587,259
NASDAQ, Inc.:
1.65% 1/15/31	290,000	230,884
2.5% 12/21/40	100,000	66,303
5.35% 6/28/28	100,000	101,003
5.95% 8/15/53	168,000	172,748
Nomura Holdings, Inc.:
1.851% 7/16/25	666,000	632,507
2.679% 7/16/30	210,000	177,555
2.999% 1/22/32	290,000	241,192
6.07% 7/12/28	200,000	204,854
Northern Trust Corp.:
1.95% 5/1/30	150,000	126,718
6.125% 11/2/32	100,000	105,284
S&P Global, Inc.:
1.25% 8/15/30	120,000	95,810
2.45% 3/1/27	300,000	279,676
2.95% 1/22/27	220,000	208,768
3.9% 3/1/62	200,000	155,607
4.25% 5/1/29	110,000	106,652
Sixth Street Specialty Lending, Inc. 6.125% 3/1/29	80,000	78,751
State Street Corp.:
1.684% 11/18/27 (b)	515,000	471,545
3.031% 11/1/34 (b)	170,000	149,985
4.164% 8/4/33 (b)	110,000	101,662
4.821% 1/26/34 (b)	100,000	96,445
5.272% 8/3/26	440,000	441,605
5.684% 11/21/29 (b)	200,000	204,333
UBS Group AG 3.75% 3/26/25	800,000	783,509
		37,043,532
Consumer Finance - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	400,000	368,956
2.875% 8/14/24	150,000	147,961
3% 10/29/28	250,000	224,642
3.4% 10/29/33	250,000	207,694
3.85% 10/29/41	250,000	194,085
4.45% 10/1/25	300,000	294,214
4.625% 10/15/27	270,000	261,593
5.3% 1/19/34	200,000	192,928
6.45% 4/15/27 (c)	219,000	224,160
Ally Financial, Inc.:
2.2% 11/2/28	100,000	85,038
4.75% 6/9/27	100,000	97,131
5.125% 9/30/24	510,000	507,758
5.8% 5/1/25	150,000	149,763
6.848% 1/3/30 (b)	240,000	245,286
6.992% 6/13/29 (b)	50,000	51,370
8% 11/1/31	100,000	109,774
American Express Co.:
2.5% 7/30/24	464,000	458,028
3.3% 5/3/27	510,000	483,434
3.95% 8/1/25	400,000	392,981
4.989% 5/26/33 (b)	150,000	145,767
5.043% 5/1/34 (b)	250,000	245,367
5.85% 11/5/27	420,000	431,215
Capital One Financial Corp.:
2.359% 7/29/32 (b)	110,000	83,158
3.3% 10/30/24	230,000	226,497
3.8% 1/31/28	438,000	414,251
4.2% 10/29/25	100,000	97,760
5.247% 7/26/30 (b)	470,000	458,304
5.817% 2/1/34 (b)	70,000	69,214
6.051% 2/1/35 (b)	200,000	202,004
6.312% 6/8/29 (b)	270,000	276,381
6.377% 6/8/34 (b)	150,000	154,560
Discover Financial Services 4.5% 1/30/26	208,000	204,678
Ford Motor Credit Co. LLC:
6.798% 11/7/28	310,000	321,290
6.8% 5/12/28	740,000	763,649
7.122% 11/7/33	210,000	223,838
7.2% 6/10/30	520,000	547,618
John Deere Capital Corp.:
1.45% 1/15/31	170,000	137,346
2.35% 3/8/27	200,000	186,557
2.8% 9/8/27	290,000	271,567
2.8% 7/18/29	310,000	282,034
4.35% 9/15/32	320,000	310,001
4.95% 7/14/28	450,000	452,522
Synchrony Financial:
3.95% 12/1/27	380,000	351,997
4.375% 3/19/24	100,000	99,925
5.15% 3/19/29	109,000	103,974
Toyota Motor Credit Corp.:
1.15% 8/13/27	470,000	416,522
1.65% 1/10/31	180,000	146,038
1.9% 9/12/31	210,000	170,649
2.9% 4/17/24	750,000	747,555
3.2% 1/11/27	810,000	773,927
4.45% 6/29/29	340,000	334,126
4.8% 1/5/34	70,000	68,270
		14,415,357
Financial Services - 0.8%
AB Svensk Exportkredit 2.25% 3/22/27	970,000	903,633
Aon Corp. / Aon Global Holdings PLC:
2.85% 5/28/27	100,000	93,169
3.9% 2/28/52	150,000	113,545
Berkshire Hathaway, Inc.:
3.125% 3/15/26	222,000	214,486
4.5% 2/11/43	110,000	104,025
BP Capital Markets America, Inc.:
2.939% 6/4/51	220,000	144,073
3% 2/24/50	130,000	86,734
3.001% 3/17/52	200,000	132,713
3.06% 6/17/41	400,000	297,531
3.379% 2/8/61	110,000	74,083
4.234% 11/6/28	830,000	806,820
4.812% 2/13/33	150,000	146,338
Brixmor Operating Partnership LP:
4.05% 7/1/30	48,000	44,166
4.125% 6/15/26	170,000	163,814
4.125% 5/15/29	44,000	41,141
5.5% 2/15/34	80,000	77,880
CNH Industrial Capital LLC:
4.55% 4/10/28	180,000	176,243
5.5% 1/12/29	120,000	121,637
Corebridge Financial, Inc.:
3.9% 4/5/32	210,000	184,821
4.4% 4/5/52	190,000	152,498
DH Europe Finance II SARL:
2.2% 11/15/24	110,000	107,516
2.6% 11/15/29	110,000	97,795
3.4% 11/15/49	80,000	59,858
Equitable Holdings, Inc.:
4.35% 4/20/28	180,000	173,320
5% 4/20/48	120,000	108,505
Fedex Corp. 2020-1 Class AA pass-thru Trust equipment trust certificate 1.875% 8/20/35	203,211	166,736
Fidelity National Information Services, Inc.:
1.15% 3/1/26	246,000	227,489
2.25% 3/1/31	200,000	167,482
5.625% 7/15/52	100,000	99,292
Fiserv, Inc.:
2.25% 6/1/27	100,000	91,476
2.75% 7/1/24	370,000	366,312
3.5% 7/1/29	520,000	477,757
4.4% 7/1/49	240,000	200,785
5.375% 8/21/28	300,000	302,407
Global Payments, Inc.:
1.2% 3/1/26	350,000	322,180
2.9% 5/15/30	310,000	267,194
4.45% 6/1/28	170,000	163,966
5.95% 8/15/52	100,000	98,248
Jackson Financial, Inc.:
3.125% 11/23/31	64,000	52,913
5.17% 6/8/27	110,000	109,287
5.67% 6/8/32	85,000	84,713
Japan International Cooperation Agency 1.75% 4/28/31	200,000	162,838
KfW:
0% 6/29/37	1,000,000	548,460
0.375% 7/18/25	208,000	195,507
0.625% 1/22/26	900,000	834,089
2.5% 11/20/24	280,000	274,541
3% 5/20/27	2,200,000	2,101,524
MasterCard, Inc.:
3.85% 3/26/50	310,000	256,083
3.95% 2/26/48	100,000	84,825
4.85% 3/9/33	160,000	159,801
4.875% 3/9/28	210,000	212,347
National Rural Utilities Cooperative Finance Corp.:
4.15% 12/15/32	340,000	313,279
5.05% 9/15/28	300,000	300,906
5.8% 1/15/33	110,000	113,768
PayPal Holdings, Inc.:
1.65% 6/1/25	80,000	76,567
2.3% 6/1/30	130,000	110,640
2.85% 10/1/29	420,000	374,299
5.05% 6/1/52	160,000	150,117
Rexford Industrial Realty LP 5% 6/15/28	100,000	98,991
The Western Union Co.:
2.75% 3/15/31	110,000	90,339
2.85% 1/10/25	100,000	97,560
Visa, Inc.:
2% 8/15/50	100,000	58,342
2.05% 4/15/30	430,000	368,903
2.7% 4/15/40	120,000	88,609
3.15% 12/14/25	160,000	155,123
4.3% 12/14/45	402,000	359,399
Voya Financial, Inc. 3.65% 6/15/26	170,000	163,141
		15,574,579
Insurance - 0.8%
ACE INA Holdings, Inc.:
1.375% 9/15/30	380,000	307,596
2.85% 12/15/51	100,000	67,795
3.05% 12/15/61	90,000	59,867
3.15% 3/15/25	310,000	303,205
3.35% 5/15/24	110,000	109,500
4.35% 11/3/45	74,000	65,339
AFLAC, Inc. 3.6% 4/1/30	340,000	315,159
Allstate Corp.:
CME Term SOFR 3 Month Index + 3.190% 8.5066% 8/15/53 (b)(d)	160,000	160,285
1.45% 12/15/30	500,000	394,804
American International Group, Inc.:
4.375% 6/30/50	170,000	145,979
4.5% 7/16/44	115,000	101,465
4.7% 7/10/35	200,000	180,550
4.75% 4/1/48	40,000	36,501
5.75% 4/1/48 (b)	190,000	186,657
Aon Corp. 4.5% 12/15/28	310,000	302,495
Aon North America, Inc.:
5.45% 3/1/34	300,000	300,190
5.75% 3/1/54	100,000	100,392
Aon PLC 4.75% 5/15/45	140,000	123,489
Arch Capital Group Ltd. 3.635% 6/30/50	187,000	137,687
Arthur J. Gallagher & Co.:
5.75% 3/2/53	100,000	98,541
6.75% 2/15/54	100,000	112,728
Assurant, Inc. 4.9% 3/27/28	100,000	97,940
Assured Guaranty U.S. Holdings, Inc. 6.125% 9/15/28	180,000	185,822
Athene Holding Ltd.:
3.5% 1/15/31	220,000	191,219
4.125% 1/12/28	90,000	86,210
6.65% 2/1/33	100,000	104,656
Baylor Scott & White Holdings Series 2021, 2.839% 11/15/50	250,000	165,663
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	900,000	734,297
2.85% 10/15/50	180,000	118,889
3.85% 3/15/52	220,000	174,532
4.2% 8/15/48	130,000	113,118
4.25% 1/15/49	100,000	88,087
5.75% 1/15/40	100,000	107,516
Brighthouse Financial, Inc. 5.625% 5/15/30	309,000	307,509
Brown & Brown, Inc. 4.2% 3/17/32	140,000	127,094
CNA Financial Corp.:
3.45% 8/15/27	190,000	179,947
3.9% 5/1/29	100,000	93,841
3.95% 5/15/24	180,000	179,364
Fairfax Financial Holdings Ltd.:
4.625% 4/29/30	240,000	226,399
5.625% 8/16/32	70,000	68,845
Globe Life, Inc. 2.15% 8/15/30	100,000	82,539
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	490,000	437,937
2.9% 9/15/51	50,000	32,021
4.4% 3/15/48	30,000	25,808
Lincoln National Corp. 4.35% 3/1/48	210,000	162,761
Manulife Financial Corp.:
4.15% 3/4/26	510,000	499,963
5.375% 3/4/46	50,000	48,964
Markel Group, Inc.:
3.35% 9/17/29	100,000	90,074
3.5% 11/1/27	150,000	141,279
5% 5/20/49	120,000	108,083
Marsh & McLennan Companies, Inc.:
3.5% 3/10/25	190,000	186,528
3.875% 3/15/24	170,000	169,906
4.2% 3/1/48	40,000	33,528
4.375% 3/15/29	120,000	117,235
4.75% 3/15/39	120,000	113,607
4.9% 3/15/49	270,000	249,749
5.7% 9/15/53	100,000	103,186
MetLife, Inc.:
4.125% 8/13/42	180,000	152,547
4.55% 3/23/30	110,000	107,739
4.6% 5/13/46	272,000	243,009
5% 7/15/52	120,000	112,031
5.375% 7/15/33	210,000	210,865
6.375% 6/15/34	100,000	107,886
6.4% 12/15/66 (b)	100,000	101,510
Principal Financial Group, Inc.:
2.125% 6/15/30	160,000	133,082
3.4% 5/15/25	390,000	380,972
3.7% 5/15/29	180,000	167,915
Progressive Corp.:
2.5% 3/15/27	270,000	251,311
3% 3/15/32	160,000	138,536
3.2% 3/26/30	400,000	361,328
4.2% 3/15/48	100,000	86,013
Prudential Financial, Inc.:
3% 3/10/40	110,000	81,986
3.878% 3/27/28	45,000	43,219
4.35% 2/25/50	180,000	152,351
4.418% 3/27/48	100,000	85,420
4.6% 5/15/44	110,000	97,907
5.125% 3/1/52 (b)	140,000	130,877
5.7% 12/14/36	120,000	123,710
5.7% 9/15/48 (b)	74,000	71,905
6% 9/1/52 (b)	230,000	229,378
Prudential Funding Asia PLC 3.125% 4/14/30	100,000	89,127
Reinsurance Group of America, Inc.:
3.9% 5/15/29	120,000	113,234
3.95% 9/15/26	200,000	194,528
The Chubb Corp. 6.5% 5/15/38	58,000	65,360
The Travelers Companies, Inc.:
2.55% 4/27/50	100,000	62,249
3.05% 6/8/51	100,000	68,320
4.05% 3/7/48	74,000	61,981
6.25% 6/15/37	256,000	281,409
Travelers Property Casualty Corp. 6.375% 3/15/33	160,000	177,525
Unum Group:
4% 6/15/29	100,000	93,517
5.75% 8/15/42	110,000	106,779
Willis Group North America, Inc. 4.5% 9/15/28	504,000	486,493
		14,936,359
TOTAL FINANCIALS		177,678,369
HEALTH CARE - 2.6%
Biotechnology - 0.5%
AbbVie, Inc.:
2.6% 11/21/24	120,000	117,516
2.95% 11/21/26	100,000	94,816
3.2% 11/21/29	1,230,000	1,125,364
4.05% 11/21/39	210,000	184,114
4.25% 11/14/28	92,000	89,892
4.25% 11/21/49	470,000	403,214
4.3% 5/14/36	25,000	23,214
4.45% 5/14/46	280,000	247,623
4.55% 3/15/35	50,000	47,903
4.75% 3/15/45	420,000	389,330
4.8% 3/15/29	370,000	368,293
4.85% 6/15/44	340,000	321,828
5.05% 3/15/34	560,000	562,788
5.4% 3/15/54	370,000	375,595
Amgen, Inc.:
1.65% 8/15/28	550,000	479,138
1.9% 2/21/25	100,000	96,593
2.8% 8/15/41	200,000	142,625
3.15% 2/21/40	320,000	240,072
3.2% 11/2/27	70,000	65,824
3.375% 2/21/50	210,000	150,735
4.2% 3/1/33	130,000	120,253
4.4% 5/1/45	188,000	160,502
4.4% 2/22/62	110,000	88,464
4.563% 6/15/48	120,000	104,011
4.663% 6/15/51	100,000	87,029
4.875% 3/1/53	130,000	116,644
4.95% 10/1/41	100,000	93,121
5.15% 3/2/28	400,000	400,772
5.25% 3/2/30	600,000	604,459
5.25% 3/2/33	310,000	309,150
5.6% 3/2/43	250,000	250,273
5.65% 3/2/53	460,000	459,809
5.75% 3/2/63	290,000	290,027
Biogen, Inc.:
2.25% 5/1/30	100,000	83,700
3.15% 5/1/50	100,000	66,058
3.25% 2/15/51	150,000	102,691
Gilead Sciences, Inc.:
1.65% 10/1/30	590,000	481,740
2.6% 10/1/40	330,000	230,389
2.8% 10/1/50	180,000	116,003
2.95% 3/1/27	430,000	406,255
4.15% 3/1/47	112,000	92,573
4.6% 9/1/35	100,000	94,909
4.75% 3/1/46	240,000	218,162
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	120,000	97,072
		10,600,543
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories:
4.75% 11/30/36	170,000	166,663
4.75% 4/15/43	170,000	163,071
5.3% 5/27/40	390,000	398,618
Baxter International, Inc.:
1.915% 2/1/27	330,000	300,178
2.539% 2/1/32	330,000	270,567
Becton, Dickinson & Co.:
3.7% 6/6/27	60,000	57,522
4.669% 6/6/47	290,000	256,862
4.693% 2/13/28	130,000	128,084
Boston Scientific Corp.:
4% 3/1/29	100,000	95,522
4.7% 3/1/49	230,000	211,058
GE Healthcare Holding LLC:
5.65% 11/15/27	120,000	121,887
5.905% 11/22/32	230,000	239,030
6.377% 11/22/52	100,000	111,054
Medtronic, Inc.:
4.375% 3/15/35	280,000	263,984
4.625% 3/15/45	110,000	102,097
Stryker Corp.:
1.95% 6/15/30	100,000	83,677
2.9% 6/15/50	200,000	136,931
Zimmer Biomet Holdings, Inc.:
3.55% 4/1/25	175,000	171,236
3.55% 3/20/30	194,000	175,692
		3,453,733
Health Care Providers & Services - 1.0%
Aetna, Inc.:
3.875% 8/15/47	180,000	134,579
4.75% 3/15/44	100,000	86,242
AHS Hospital Corp. 2.78% 7/1/51	250,000	163,516
Allina Health System, Inc. 3.887% 4/15/49	40,000	32,645
Banner Health:
2.907% 1/1/42	400,000	292,219
2.913% 1/1/51	150,000	96,796
Baptist Healthcare System Obli 3.54% 8/15/50	125,000	92,731
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	89,000	72,579
Cardinal Health, Inc.:
3.41% 6/15/27	460,000	436,170
4.368% 6/15/47	30,000	24,662
Cencora, Inc.:
2.7% 3/15/31	170,000	145,240
2.8% 5/15/30	140,000	122,883
Centene Corp.:
2.5% 3/1/31	110,000	90,126
2.625% 8/1/31	300,000	245,481
3.375% 2/15/30	400,000	352,859
4.25% 12/15/27	410,000	390,011
Children's Hospital of Philadelphia 2.704% 7/1/50	98,000	63,956
Cigna Group:
3.4% 3/1/27	790,000	752,152
4.125% 11/15/25	99,000	97,323
4.375% 10/15/28	100,000	97,064
4.8% 8/15/38	290,000	268,959
4.8% 7/15/46	230,000	205,539
4.9% 12/15/48	300,000	269,621
5.4% 3/15/33	300,000	302,275
CommonSpirit Health:
3.91% 10/1/50	150,000	115,249
4.35% 11/1/42	160,000	136,514
CVS Health Corp.:
1.75% 8/21/30	735,000	597,024
2.7% 8/21/40	400,000	273,498
2.875% 6/1/26	60,000	57,015
3% 8/15/26	38,000	36,081
3.25% 8/15/29	250,000	227,702
4.125% 4/1/40	100,000	82,267
4.3% 3/25/28	1,000,000	970,501
4.78% 3/25/38	512,000	465,260
5.05% 3/25/48	250,000	222,993
5.125% 7/20/45	420,000	382,031
5.3% 6/1/33	100,000	99,279
5.3% 12/5/43	310,000	288,513
5.625% 2/21/53	140,000	134,501
6.125% 9/15/39	100,000	102,296
Elevance Health, Inc.:
2.375% 1/15/25	1,100,000	1,070,112
3.125% 5/15/50	100,000	68,553
4.101% 3/1/28	130,000	125,760
4.55% 3/1/48	80,000	69,990
4.625% 5/15/42	150,000	135,090
4.65% 1/15/43	180,000	162,865
5.1% 1/15/44	132,000	124,564
6.1% 10/15/52	440,000	472,569
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	120,000	93,655
HCA Holdings, Inc.:
4.125% 6/15/29	242,000	227,857
5.125% 6/15/39	100,000	92,928
5.25% 6/15/49	120,000	108,054
5.5% 6/15/47	610,000	567,952
5.6% 4/1/34	700,000	696,922
Humana, Inc.:
1.35% 2/3/27	170,000	152,433
2.15% 2/3/32	170,000	134,763
3.125% 8/15/29	100,000	90,519
3.95% 8/15/49	100,000	78,154
5.875% 3/1/33	170,000	174,744
Indiana University Health, Inc. 2.852% 11/1/51	200,000	131,346
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	104,000	78,476
Kaiser Foundation Hospitals:
2.81% 6/1/41	290,000	211,815
3.266% 11/1/49	110,000	80,831
4.15% 5/1/47	60,000	51,736
Laboratory Corp. of America Holdings 2.7% 6/1/31	160,000	136,880
McKesson Corp. 5.1% 7/15/33	100,000	99,677
Memorial Sloan-Kettring Cancer Center 2.955% 1/1/50	160,000	108,517
MidMichigan Health 3.409% 6/1/50	42,000	30,581
Novant Health, Inc. 3.168% 11/1/51	110,000	74,907
Orlando Health Obligated Group 3.327% 10/1/50	68,000	49,824
Piedmont Healthcare, Inc. 2.719% 1/1/42	150,000	105,848
Providence St. Joseph Health Obligated Group 2.7% 10/1/51	280,000	168,765
Quest Diagnostics, Inc.:
2.8% 6/30/31	200,000	171,009
2.95% 6/30/30	150,000	132,238
Sabra Health Care LP 3.2% 12/1/31	100,000	81,079
Sutter Health 3.361% 8/15/50	170,000	124,717
Trinity Health Corp. 2.632% 12/1/40	50,000	35,209
UnitedHealth Group, Inc.:
1.25% 1/15/26	223,000	208,348
2% 5/15/30	170,000	143,024
2.3% 5/15/31	270,000	226,371
2.375% 8/15/24	100,000	98,652
2.875% 8/15/29	150,000	136,084
2.9% 5/15/50	307,000	203,945
3.05% 5/15/41	100,000	74,298
3.25% 5/15/51	100,000	70,129
3.375% 4/15/27	220,000	211,484
3.45% 1/15/27	370,000	357,052
3.7% 8/15/49	90,000	69,075
3.85% 6/15/28	960,000	924,480
3.875% 8/15/59	170,000	130,806
4.25% 1/15/29	300,000	292,286
4.45% 12/15/48	68,000	59,775
4.75% 7/15/45	182,000	167,472
4.95% 5/15/62	160,000	147,903
5.05% 4/15/53	250,000	237,849
5.25% 2/15/28	100,000	101,676
5.35% 2/15/33	100,000	102,030
5.95% 2/15/41	100,000	105,221
6.05% 2/15/63	320,000	346,551
6.625% 11/15/37	310,000	350,560
6.875% 2/15/38	126,000	146,369
West Virginia University Health System Obligated Group 3.129% 6/1/50	70,000	44,061
		20,502,792
Life Sciences Tools & Services - 0.1%
Danaher Corp. 2.6% 10/1/50	245,000	155,205
Revvity, Inc.:
0.85% 9/15/24	100,000	97,392
2.25% 9/15/31	100,000	81,314
3.3% 9/15/29	150,000	135,038
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	300,000	267,565
2.8% 10/15/41	280,000	201,539
4.953% 8/10/26	430,000	430,361
5.086% 8/10/33	120,000	120,701
		1,489,115
Pharmaceuticals - 0.8%
AstraZeneca Finance LLC:
1.2% 5/28/26	170,000	156,363
2.25% 5/28/31	170,000	142,613
4.875% 3/3/33	380,000	379,112
AstraZeneca PLC:
1.375% 8/6/30	240,000	194,488
3.125% 6/12/27	140,000	133,036
4% 9/18/42	100,000	85,348
6.45% 9/15/37	149,000	167,956
Bayer U.S. Finance II LLC 2.85% 4/15/25 (c)	177,000	170,330
Bristol-Myers Squibb Co.:
2.35% 11/13/40	210,000	140,852
2.55% 11/13/50	410,000	248,487
2.9% 7/26/24	160,000	158,310
3.2% 6/15/26	66,000	63,512
3.4% 7/26/29	31,000	28,905
3.7% 3/15/52	230,000	174,566
3.9% 2/20/28	270,000	260,679
3.9% 3/15/62	120,000	89,576
4.125% 6/15/39	100,000	87,120
4.25% 10/26/49	100,000	83,895
4.35% 11/15/47	100,000	85,077
4.55% 2/20/48	159,000	140,002
4.9% 2/22/29	190,000	189,553
5.2% 2/22/34	280,000	282,275
5.55% 2/22/54	193,000	195,288
6.4% 11/15/63	250,000	279,136
Eli Lilly & Co.:
2.25% 5/15/50	200,000	120,941
3.95% 3/15/49	100,000	84,089
4.15% 3/15/59	100,000	84,499
4.875% 2/27/53	60,000	58,038
4.95% 2/27/63	110,000	106,114
GlaxoSmithKline Capital PLC 3% 6/1/24	310,000	307,962
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	261,000	292,444
GSK Consumer Healthcare Capital 3.125% 3/24/25	340,000	331,566
GSK Consumer Healthcare Capital U.S. LLC:
3.375% 3/24/27	250,000	237,463
3.625% 3/24/32	250,000	223,951
Johnson & Johnson:
0.55% 9/1/25	100,000	93,818
1.3% 9/1/30	100,000	81,875
2.1% 9/1/40	590,000	400,961
2.25% 9/1/50	100,000	61,730
2.45% 9/1/60	310,000	182,967
3.4% 1/15/38	238,000	202,005
4.5% 12/5/43	100,000	94,098
Merck & Co., Inc.:
2.15% 12/10/31	380,000	314,786
2.35% 6/24/40	210,000	145,597
2.45% 6/24/50	200,000	123,239
2.75% 12/10/51	150,000	96,753
3.6% 9/15/42	130,000	105,531
3.7% 2/10/45	322,000	260,618
4.5% 5/17/33	400,000	388,987
4.9% 5/17/44	300,000	288,177
Mylan NV:
5.2% 4/15/48	74,000	60,832
5.4% 11/29/43	100,000	86,629
Novartis Capital Corp.:
2.2% 8/14/30	290,000	249,327
2.75% 8/14/50	310,000	206,481
4.4% 5/6/44	120,000	109,206
Pfizer Investment Enterprises:
4.45% 5/19/28	500,000	490,250
4.65% 5/19/30	300,000	295,097
4.75% 5/19/33	360,000	350,573
5.11% 5/19/43	200,000	192,350
5.3% 5/19/53	878,000	858,857
Pfizer, Inc.:
2.55% 5/28/40	120,000	84,187
2.7% 5/28/50	100,000	66,013
3.45% 3/15/29	100,000	94,021
3.9% 3/15/39	70,000	59,780
4% 12/15/36	190,000	170,595
4% 3/15/49	300,000	247,650
4.3% 6/15/43	106,000	93,054
4.4% 5/15/44	110,000	99,011
7.2% 3/15/39	230,000	273,326
Pharmacia LLC 6.6% 12/1/28 (b)	190,000	203,520
Royalty Pharma PLC 3.35% 9/2/51	290,000	189,810
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	594,000	565,812
Takeda Pharmaceutical Co. Ltd.:
3.025% 7/9/40	330,000	245,814
5% 11/26/28	210,000	209,654
Viatris, Inc.:
2.7% 6/22/30	428,000	360,486
3.85% 6/22/40	100,000	73,493
4% 6/22/50	70,000	47,781
Wyeth LLC 5.95% 4/1/37	50,000	53,420
Zoetis, Inc.:
3% 9/12/27	50,000	46,757
3.95% 9/12/47	290,000	232,055
		14,940,529
TOTAL HEALTH CARE		50,986,712
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.6%
General Dynamics Corp.:
2.625% 11/15/27	180,000	166,498
3.25% 4/1/25	1,040,000	1,018,244
3.75% 5/15/28	100,000	96,340
4.25% 4/1/40	104,000	92,467
4.25% 4/1/50	30,000	25,872
Huntington Ingalls Industries, Inc. 3.483% 12/1/27	170,000	159,315
L3Harris Technologies, Inc.:
1.8% 1/15/31	435,000	350,021
5.6% 7/31/53	100,000	100,810
Lockheed Martin Corp.:
4.07% 12/15/42	110,000	94,207
4.09% 9/15/52	119,000	98,936
4.15% 6/15/53	150,000	124,457
4.7% 5/15/46	136,000	125,342
5.1% 11/15/27	210,000	212,323
5.7% 11/15/54	100,000	105,554
5.9% 11/15/63	150,000	163,305
6.15% 9/1/36	100,000	108,225
Northrop Grumman Corp.:
2.93% 1/15/25	120,000	117,377
3.25% 1/15/28	100,000	93,780
3.85% 4/15/45	130,000	103,356
4.03% 10/15/47	328,000	264,732
4.75% 6/1/43	110,000	99,900
5.15% 5/1/40	150,000	145,613
RTX Corp.:
1.9% 9/1/31	470,000	374,784
2.82% 9/1/51	210,000	131,314
3.75% 11/1/46	100,000	76,330
3.95% 8/16/25	80,000	78,470
4.125% 11/16/28	400,000	383,839
4.35% 4/15/47	100,000	83,710
4.45% 11/16/38	360,000	320,900
4.5% 6/1/42	40,000	34,972
4.875% 10/15/40	210,000	193,748
5.15% 2/27/33	100,000	99,018
5.7% 4/15/40	160,000	160,529
6.1% 3/15/34	500,000	527,915
Textron, Inc. 4% 3/15/26	200,000	194,600
The Boeing Co.:
2.75% 2/1/26	140,000	132,949
2.95% 2/1/30	220,000	192,818
3.2% 3/1/29	320,000	289,504
3.375% 6/15/46	120,000	81,461
3.75% 2/1/50	70,000	49,697
3.9% 5/1/49	130,000	95,953
3.95% 8/1/59	160,000	114,044
4.875% 5/1/25	2,590,000	2,566,020
5.705% 5/1/40	700,000	681,875
5.805% 5/1/50	320,000	308,442
5.93% 5/1/60	230,000	220,199
6.875% 3/15/39	160,000	173,700
		11,433,465
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.4% 5/15/31	350,000	292,325
3.25% 5/15/41	310,000	229,518
4.05% 2/15/48	80,000	63,005
4.1% 2/1/45	130,000	104,157
4.25% 5/15/30	130,000	123,999
4.9% 1/15/34	100,000	97,386
4.95% 10/17/48	80,000	72,241
5.25% 5/15/50	98,000	92,374
United Parcel Service, Inc.:
3.05% 11/15/27	150,000	141,042
3.75% 11/15/47	160,000	126,872
3.9% 4/1/25	350,000	345,238
4.45% 4/1/30	150,000	147,648
5.2% 4/1/40	100,000	99,430
5.3% 4/1/50	192,000	192,571
6.2% 1/15/38	234,000	256,105
		2,383,911
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	300,000	290,682
2.493% 2/15/27	100,000	92,871
2.722% 2/15/30	410,000	358,959
3.377% 4/5/40	150,000	115,759
3.577% 4/5/50	100,000	73,778
5.9% 3/15/34	201,000	208,509
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
1.75% 9/15/30	300,000	245,112
2% 9/16/31	280,000	224,686
Masco Corp.:
1.5% 2/15/28	100,000	86,897
2% 2/15/31	90,000	73,082
3.125% 2/15/51	50,000	33,333
Owens Corning:
3.4% 8/15/26	100,000	95,524
3.875% 6/1/30	70,000	64,485
4.3% 7/15/47	110,000	90,228
		2,053,905
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.45% 2/15/31	500,000	394,612
3.95% 5/15/28	200,000	192,604
5% 12/15/33	140,000	137,742
Veralto Corp. 5.45% 9/18/33 (c)	110,000	110,483
Waste Management, Inc.:
1.5% 3/15/31	140,000	111,346
2.5% 11/15/50	150,000	92,646
2.95% 6/1/41	130,000	96,223
3.15% 11/15/27	50,000	47,053
4.15% 4/15/32	220,000	207,290
		1,389,999
Electrical Equipment - 0.0%
Emerson Electric Co. 2.8% 12/21/51	220,000	142,015
Hubbell, Inc. 3.35% 3/1/26	110,000	106,214
Regal Rexnord Corp. 6.3% 2/15/30 (c)	290,000	295,284
Rockwell Automation, Inc. 4.2% 3/1/49	100,000	85,158
		628,671
Ground Transportation - 0.4%
Burlington Northern Santa Fe LLC:
2.875% 6/15/52	100,000	65,092
3.05% 2/15/51	30,000	20,487
3.25% 6/15/27	550,000	524,788
3.3% 9/15/51	140,000	100,237
4.05% 6/15/48	182,000	150,628
4.15% 12/15/48	100,000	83,718
4.45% 3/15/43	151,000	134,461
5.15% 9/1/43	100,000	97,785
5.2% 4/15/54	240,000	235,415
5.75% 5/1/40	100,000	104,640
6.15% 5/1/37	70,000	76,424
Canadian National Railway Co.:
2.45% 5/1/50	290,000	180,513
2.75% 3/1/26	150,000	143,919
3.65% 2/3/48	100,000	79,258
4.45% 1/20/49	50,000	44,792
Canadian Pacific Railway Co.:
1.75% 12/2/26	200,000	183,411
2.45% 12/2/31	200,000	177,858
3.1% 12/2/51	200,000	135,913
3.5% 5/1/50	160,000	117,279
4.2% 11/15/69	50,000	39,103
4.8% 8/1/45	230,000	208,306
CSX Corp.:
2.5% 5/15/51	110,000	67,012
3.35% 11/1/25	250,000	242,685
3.8% 3/1/28	50,000	48,119
4.25% 3/15/29	150,000	146,147
4.3% 3/1/48	210,000	179,925
4.65% 3/1/68	280,000	241,022
4.75% 11/15/48	160,000	146,329
6.15% 5/1/37	100,000	108,415
Norfolk Southern Corp.:
2.9% 6/15/26	370,000	352,659
3.05% 5/15/50	100,000	67,020
3.155% 5/15/55	100,000	65,686
3.8% 8/1/28	72,000	68,940
3.95% 10/1/42	305,000	250,164
4.1% 5/15/21	200,000	143,990
4.15% 2/28/48	100,000	82,659
5.35% 8/1/54	60,000	58,799
5.55% 3/15/34	230,000	236,126
Union Pacific Corp.:
2.15% 2/5/27	120,000	111,366
2.75% 3/1/26	360,000	344,818
2.891% 4/6/36	390,000	314,577
3.25% 2/5/50	270,000	194,434
3.375% 2/14/42	150,000	117,364
3.799% 4/6/71	330,000	241,820
3.85% 2/14/72	230,000	169,660
4% 4/15/47	90,000	73,644
5.15% 1/20/63	150,000	143,686
		7,121,093
Industrial Conglomerates - 0.1%
3M Co.:
2.25% 9/19/26	330,000	307,466
2.375% 8/26/29	270,000	234,449
2.875% 10/15/27	210,000	194,409
3.25% 8/26/49	100,000	69,135
3.375% 3/1/29	110,000	101,562
3.7% 4/15/50	96,000	70,866
5.7% 3/15/37	100,000	104,191
General Electric Co.:
4.25% 5/1/40	50,000	40,918
4.35% 5/1/50	170,000	149,843
4.5% 3/11/44	200,000	180,953
Honeywell International, Inc.:
1.35% 6/1/25	100,000	95,574
1.95% 6/1/30	100,000	84,544
2.3% 8/15/24	190,000	187,370
2.7% 8/15/29	210,000	188,908
2.8% 6/1/50	200,000	138,970
4.875% 9/1/29	120,000	120,068
5% 2/15/33	310,000	310,552
5% 3/1/35	120,000	119,643
5.25% 3/1/54	120,000	119,756
Trane Technologies Financing Ltd.:
3.8% 3/21/29	180,000	170,186
5.25% 3/3/33	80,000	80,679
		3,070,042
Machinery - 0.3%
Caterpillar Financial Services Corp.:
0.45% 5/17/24	670,000	663,280
1.1% 9/14/27	540,000	476,029
Caterpillar, Inc.:
2.6% 4/9/30	210,000	186,734
3.25% 9/19/49	170,000	125,040
3.25% 4/9/50	130,000	96,333
3.803% 8/15/42	200,000	166,903
Cummins, Inc. 1.5% 9/1/30	190,000	153,571
Deere & Co. 2.875% 9/7/49	190,000	132,715
Eaton Corp.:
4.15% 3/15/33	340,000	319,987
4.15% 11/2/42	100,000	87,002
Illinois Tool Works, Inc.:
3.5% 3/1/24	450,000	450,000
3.9% 9/1/42	100,000	85,196
Ingersoll Rand, Inc. 5.4% 8/14/28	220,000	221,773
Otis Worldwide Corp.:
2.293% 4/5/27	170,000	157,295
2.565% 2/15/30	220,000	191,859
3.362% 2/15/50	80,000	58,074
Parker Hannifin Corp.:
2.7% 6/14/24	300,000	297,448
3.25% 3/1/27	180,000	171,157
3.25% 6/14/29	210,000	193,100
4% 6/14/49	160,000	130,672
4.25% 9/15/27	170,000	166,375
Stanley Black & Decker, Inc.:
2.75% 11/15/50	151,000	87,681
3% 5/15/32	190,000	160,538
6% 3/6/28	100,000	103,286
Westinghouse Air Brake Tech Co. 3.45% 11/15/26	200,000	190,182
		5,072,230
Passenger Airlines - 0.0%
American Airlines Pass Through Trust equipment trust certificate 2.875% 1/11/36	193,109	164,156
Southwest Airlines Co.:
5.125% 6/15/27	251,000	249,986
5.25% 5/4/25	130,000	129,643
United Airlines 2020-1 Class B Pass Through Trust 4.875% 7/15/27	108,976	107,393
United Airlines Pass-Through Trust Series 2023-1 Class A, 5.8% 7/15/37	260,000	263,564
		914,742
Professional Services - 0.0%
Leidos, Inc. 5.75% 3/15/33	140,000	142,284
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.1% 9/1/28	190,000	164,838
2.2% 1/15/27	140,000	128,350
3.625% 12/1/27	140,000	131,545
4.625% 10/1/28	350,000	338,127
GATX Corp. 6.9% 5/1/34	300,000	326,099
W.W. Grainger, Inc. 3.75% 5/15/46	120,000	96,439
		1,185,398
TOTAL INDUSTRIALS		35,395,740
INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
4.85% 2/26/29	300,000	300,463
5.05% 2/26/34	300,000	301,981
5.3% 2/26/54	140,000	141,702
5.5% 1/15/40	192,000	198,383
5.9% 2/15/39	100,000	107,322
Motorola Solutions, Inc.:
2.3% 11/15/30	330,000	271,998
4.6% 2/23/28	110,000	108,001
		1,429,850
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp. 2.2% 9/15/31	140,000	114,873
Corning, Inc.:
5.35% 11/15/48	300,000	288,203
5.75% 8/15/40	100,000	99,986
Dell International LLC/EMC Corp.:
4.9% 10/1/26	450,000	445,875
5.3% 10/1/29	90,000	90,211
8.1% 7/15/36	310,000	371,876
8.35% 7/15/46	92,000	116,396
Keysight Technologies, Inc. 4.55% 10/30/24	130,000	129,073
Teledyne Technologies, Inc.:
2.25% 4/1/28	100,000	89,602
2.75% 4/1/31	100,000	84,885
Tyco Electronics Group SA:
2.5% 2/4/32	110,000	93,067
4.5% 2/13/26	200,000	197,776
Vontier Corp.:
1.8% 4/1/26	180,000	165,897
2.4% 4/1/28	70,000	61,170
		2,348,890
IT Services - 0.2%
CDW LLC/CDW Finance Corp.:
2.67% 12/1/26	430,000	398,262
3.569% 12/1/31	70,000	60,754
IBM Corp.:
1.95% 5/15/30	100,000	83,703
2.85% 5/15/40	110,000	80,181
2.95% 5/15/50	100,000	66,145
3% 5/15/24	100,000	99,475
3.43% 2/9/52	180,000	128,559
3.5% 5/15/29	170,000	158,861
4.15% 5/15/39	200,000	174,426
4.5% 2/6/28	680,000	670,490
4.7% 2/19/46	204,000	183,429
5.6% 11/30/39	540,000	555,976
		2,660,261
Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices, Inc. 4.393% 6/1/52	70,000	61,808
Analog Devices, Inc.:
1.7% 10/1/28	150,000	130,981
2.1% 10/1/31	140,000	115,656
2.8% 10/1/41	150,000	106,664
2.95% 4/1/25	240,000	234,378
Applied Materials, Inc.:
1.75% 6/1/30	170,000	141,793
3.3% 4/1/27	190,000	181,857
4.35% 4/1/47	90,000	80,009
5.1% 10/1/35	120,000	121,552
Broadcom Corp./Broadcom Cayman LP 3.875% 1/15/27	100,000	96,627
Broadcom, Inc.:
2.45% 2/15/31 (c)	160,000	133,666
2.6% 2/15/33 (c)	100,000	80,377
3.137% 11/15/35 (c)	290,000	230,198
3.15% 11/15/25	230,000	221,906
3.419% 4/15/33 (c)	190,000	162,277
3.459% 9/15/26	432,000	414,515
3.469% 4/15/34 (c)	230,000	194,249
3.75% 2/15/51 (c)	530,000	396,241
4.15% 11/15/30	120,000	112,263
4.15% 4/15/32 (c)	100,000	91,838
4.3% 11/15/32	410,000	379,684
4.926% 5/15/37 (c)	200,000	186,337
5% 4/15/30	292,000	291,556
Intel Corp.:
2% 8/12/31	50,000	40,600
2.45% 11/15/29	720,000	631,039
2.8% 8/12/41	220,000	156,287
3.05% 8/12/51	50,000	33,086
3.25% 11/15/49	180,000	124,724
3.734% 12/8/47	110,000	83,628
4.15% 8/5/32	110,000	103,281
4.6% 3/25/40	110,000	102,184
4.75% 3/25/50	390,000	347,593
4.875% 2/10/28	120,000	119,723
5.05% 8/5/62	420,000	387,088
5.2% 2/10/33	540,000	540,600
5.7% 2/10/53	120,000	121,643
5.9% 2/10/63	130,000	135,423
KLA Corp.:
4.1% 3/15/29	160,000	155,364
4.65% 7/15/32	270,000	263,238
5.25% 7/15/62	120,000	117,733
Lam Research Corp.:
2.875% 6/15/50	150,000	101,192
4% 3/15/29	210,000	202,744
Marvell Technology, Inc.:
1.65% 4/15/26	230,000	213,313
2.45% 4/15/28	120,000	107,742
5.95% 9/15/33	70,000	72,302
Microchip Technology, Inc. 0.983% 9/1/24	170,000	165,918
Micron Technology, Inc.:
3.366% 11/1/41	90,000	65,578
4.663% 2/15/30	120,000	116,089
5.327% 2/6/29	310,000	310,376
5.375% 4/15/28	300,000	301,601
5.875% 9/15/33	100,000	101,957
NVIDIA Corp.:
2% 6/15/31	480,000	400,933
3.5% 4/1/40	90,000	75,176
3.5% 4/1/50	167,000	130,954
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.65% 2/15/32	300,000	246,069
3.25% 5/11/41	190,000	139,538
3.875% 6/18/26	140,000	135,418
4.3% 6/18/29	100,000	95,309
Qualcomm, Inc.:
2.15% 5/20/30	380,000	325,474
4.3% 5/20/47	313,000	271,582
4.5% 5/20/52	180,000	159,379
4.8% 5/20/45	130,000	122,504
Texas Instruments, Inc.:
2.9% 11/3/27	160,000	150,281
3.875% 3/15/39	210,000	184,973
4.9% 3/14/33	270,000	270,354
5.05% 5/18/63	100,000	95,612
		12,192,034
Software - 0.8%
Adobe, Inc. 2.15% 2/1/27	240,000	223,394
Autodesk, Inc. 2.85% 1/15/30	140,000	124,228
Fortinet, Inc. 1% 3/15/26	210,000	192,686
Microsoft Corp.:
2.4% 8/8/26	520,000	492,467
2.5% 9/15/50 (c)	230,000	146,168
2.525% 6/1/50	510,000	328,386
2.675% 6/1/60	200,000	126,228
2.921% 3/17/52	170,000	117,561
3.041% 3/17/62	240,000	163,560
3.3% 2/6/27	1,650,000	1,593,665
3.45% 8/8/36	610,000	537,353
3.5% 2/12/35	180,000	163,527
3.75% 2/12/45	100,000	85,627
5.3% 2/8/41	280,000	300,024
Oracle Corp.:
2.5% 4/1/25	5,100,000	4,937,266
2.65% 7/15/26	100,000	94,187
2.875% 3/25/31	820,000	707,188
3.25% 11/15/27	600,000	562,732
3.6% 4/1/40	340,000	262,490
3.6% 4/1/50	210,000	147,848
3.8% 11/15/37	340,000	279,993
3.85% 4/1/60	340,000	236,622
3.9% 5/15/35	100,000	85,867
3.95% 3/25/51	200,000	149,190
4% 11/15/47	388,000	297,242
4.1% 3/25/61	720,000	528,184
4.125% 5/15/45	110,000	87,177
4.375% 5/15/55	200,000	157,006
4.9% 2/6/33	260,000	251,406
5.375% 7/15/40	270,000	258,452
6.125% 7/8/39	114,000	117,255
6.25% 11/9/32	150,000	158,448
Roper Technologies, Inc.:
1% 9/15/25	60,000	56,210
1.4% 9/15/27	60,000	53,056
1.75% 2/15/31	60,000	47,984
2% 6/30/30	400,000	332,999
Salesforce, Inc.:
1.5% 7/15/28	140,000	122,423
1.95% 7/15/31	100,000	81,892
2.9% 7/15/51	390,000	259,185
3.7% 4/11/28	140,000	134,968
VMware, Inc.:
1.4% 8/15/26	690,000	627,230
4.7% 5/15/30	100,000	96,218
		15,725,592
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
0.7% 2/8/26	2,500,000	2,311,039
1.125% 5/11/25	500,000	477,398
1.7% 8/5/31	280,000	228,071
2.05% 9/11/26	290,000	271,260
2.375% 2/8/41	920,000	647,139
2.55% 8/20/60	110,000	67,615
2.65% 5/11/50	250,000	162,785
2.85% 8/5/61	490,000	311,962
2.95% 9/11/49	180,000	125,857
3% 11/13/27	890,000	841,910
3.35% 2/9/27	240,000	230,892
3.75% 9/12/47	110,000	89,694
3.75% 11/13/47	90,000	73,206
4% 5/10/28	500,000	489,185
4.3% 5/10/33	1,000,000	989,330
4.375% 5/13/45	120,000	109,549
4.45% 5/6/44	100,000	93,543
4.5% 2/23/36	110,000	108,138
4.65% 2/23/46	201,000	189,985
Hewlett Packard Enterprise Co.:
1.75% 4/1/26	180,000	167,243
4.9% 10/15/25 (b)	1,108,000	1,100,433
5.25% 7/1/28	140,000	140,176
6.2% 10/15/35 (b)	50,000	52,235
HP, Inc.:
2.2% 6/17/25	190,000	182,407
2.65% 6/17/31	210,000	175,634
3.4% 6/17/30	250,000	225,291
4.2% 4/15/32	140,000	129,220
5.5% 1/15/33	100,000	100,307
		10,091,504
TOTAL INFORMATION TECHNOLOGY		44,448,131
MATERIALS - 0.8%
Chemicals - 0.4%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	100,000	94,531
2.05% 5/15/30	40,000	34,027
2.7% 5/15/40	40,000	28,803
2.8% 5/15/50	40,000	26,635
4.8% 3/3/33	120,000	118,312
Albemarle Corp.:
4.65% 6/1/27	160,000	157,133
5.05% 6/1/32	130,000	123,451
Celanese U.S. Holdings LLC:
6.165% 7/15/27	650,000	659,890
6.7% 11/15/33	140,000	147,068
CF Industries Holdings, Inc. 5.375% 3/15/44	130,000	121,545
DuPont de Nemours, Inc.:
4.493% 11/15/25	320,000	316,229
4.725% 11/15/28	240,000	238,668
5.319% 11/15/38	310,000	306,436
Eastman Chemical Co. 4.5% 12/1/28	406,000	393,984
Ecolab, Inc.:
1.3% 1/30/31	560,000	444,082
2.125% 8/15/50	150,000	86,738
Huntsman International LLC 4.5% 5/1/29	120,000	113,977
International Flavors & Fragrances, Inc. 4.45% 9/26/28	130,000	125,377
Linde, Inc.:
2% 8/10/50	100,000	56,028
3.2% 1/30/26	230,000	222,930
LYB International Finance II BV 3.5% 3/2/27	680,000	647,977
LYB International Finance III LLC:
3.375% 10/1/40	110,000	81,603
3.625% 4/1/51	110,000	76,511
3.8% 10/1/60	100,000	67,677
5.625% 5/15/33	160,000	162,467
LyondellBasell Industries NV 4.625% 2/26/55	90,000	73,853
Nutrien Ltd.:
3.95% 5/13/50	170,000	132,763
4.125% 3/15/35	150,000	134,920
4.2% 4/1/29	32,000	30,759
4.9% 3/27/28	380,000	376,883
5% 4/1/49	56,000	50,628
PPG Industries, Inc. 2.4% 8/15/24	180,000	177,192
Rohm & Haas Co. 7.85% 7/15/29	120,000	133,158
RPM International, Inc.:
3.75% 3/15/27	100,000	95,407
4.55% 3/1/29	120,000	115,424
Sherwin-Williams Co.:
2.95% 8/15/29	120,000	107,812
3.125% 6/1/24	160,000	158,904
3.45% 6/1/27	210,000	200,001
3.8% 8/15/49	80,000	61,708
4.5% 6/1/47	200,000	173,335
The Dow Chemical Co.:
2.1% 11/15/30	450,000	375,681
3.6% 11/15/50	170,000	123,785
4.375% 11/15/42	100,000	84,111
5.25% 11/15/41	130,000	122,385
5.55% 11/30/48	80,000	77,886
6.9% 5/15/53	50,000	57,248
The Mosaic Co.:
4.05% 11/15/27	170,000	163,304
5.45% 11/15/33	150,000	148,316
Westlake Corp. 3.6% 8/15/26	858,000	825,505
		8,853,047
Construction Materials - 0.0%
Martin Marietta Materials, Inc.:
2.5% 3/15/30	110,000	95,332
4.25% 12/15/47	120,000	99,642
		194,974
Containers & Packaging - 0.1%
Avery Dennison Corp. 2.65% 4/30/30	140,000	121,471
Bemis Co., Inc. 4% 5/17/25	200,000	196,177
International Paper Co.:
5% 9/15/35	328,000	317,047
6% 11/15/41	70,000	72,271
WRKCo, Inc.:
3.9% 6/1/28	170,000	161,113
4.65% 3/15/26	400,000	394,814
4.9% 3/15/29	140,000	138,713
		1,401,606
Metals & Mining - 0.3%
ArcelorMittal SA 6.8% 11/29/32	270,000	285,428
Barrick North America Finance LLC 5.7% 5/30/41	142,000	144,170
Barrick PD Australia Finance Pty Ltd. 5.95% 10/15/39	100,000	102,391
BHP Billiton Financial (U.S.A.) Ltd.:
4.125% 2/24/42	100,000	86,164
4.75% 2/28/28	400,000	397,295
5% 9/30/43	151,000	144,436
5.25% 9/8/33	330,000	331,468
5.5% 9/8/53	50,000	51,151
Freeport-McMoRan, Inc.:
4.375% 8/1/28	110,000	104,645
4.625% 8/1/30	190,000	181,067
5.45% 3/15/43	160,000	148,983
Newmont Corp.:
2.25% 10/1/30	160,000	133,799
2.6% 7/15/32	120,000	98,761
4.875% 3/15/42	220,000	202,662
5.45% 6/9/44	100,000	97,683
Nucor Corp.:
2.979% 12/15/55	110,000	70,982
3.125% 4/1/32	200,000	174,893
3.95% 5/23/25	450,000	442,950
Rio Tinto Finance (U.S.A.) Ltd.:
2.75% 11/2/51	110,000	69,785
5.2% 11/2/40	324,000	318,983
Rio Tinto Finance (U.S.A.) PLC 5% 3/9/33	200,000	199,794
Southern Copper Corp.:
3.875% 4/23/25	210,000	205,752
5.25% 11/8/42	100,000	93,638
5.875% 4/23/45	178,000	177,110
7.5% 7/27/35	110,000	126,436
Vale Overseas Ltd.:
3.75% 7/8/30	500,000	450,530
6.125% 6/12/33	70,000	70,770
6.875% 11/21/36	120,000	127,950
		5,039,676
Paper & Forest Products - 0.0%
Suzano Austria GmbH:
2.5% 9/15/28	320,000	279,136
6% 1/15/29	230,000	230,000
		509,136
TOTAL MATERIALS		15,998,439
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Agree LP 2.9% 10/1/30	100,000	85,224
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	250,000	193,303
3.375% 8/15/31	340,000	299,325
4.5% 7/30/29	100,000	95,749
4.85% 4/15/49	140,000	122,058
American Homes 4 Rent LP 3.375% 7/15/51	110,000	72,508
American Tower Corp.:
1.3% 9/15/25	120,000	112,823
2.1% 6/15/30	120,000	98,746
3.1% 6/15/50	120,000	78,522
3.6% 1/15/28	70,000	65,978
3.8% 8/15/29	100,000	92,542
5.25% 7/15/28	470,000	468,307
5.65% 3/15/33	370,000	372,401
AvalonBay Communities, Inc.:
2.3% 3/1/30	408,000	350,658
3.35% 5/15/27	170,000	161,200
5.3% 12/7/33	100,000	100,280
Boston Properties, Inc.:
2.75% 10/1/26	100,000	92,560
3.25% 1/30/31	227,000	191,269
3.65% 2/1/26	130,000	125,009
4.5% 12/1/28	280,000	264,539
Camden Property Trust 2.8% 5/15/30	170,000	149,421
Corporate Office Properties LP 2.75% 4/15/31	110,000	88,786
Crown Castle, Inc.:
1.35% 7/15/25	90,000	85,160
2.25% 1/15/31	100,000	81,713
3.25% 1/15/51	190,000	128,599
3.65% 9/1/27	464,000	438,125
5.1% 5/1/33	280,000	270,635
EPR Properties 4.5% 6/1/27	210,000	198,503
Equinix, Inc.:
1.45% 5/15/26	200,000	184,029
2.5% 5/15/31	210,000	175,118
ERP Operating LP:
1.85% 8/1/31	240,000	192,869
2.5% 2/15/30	160,000	139,007
3.5% 3/1/28	160,000	151,005
Federal Realty OP LP:
1.25% 2/15/26	200,000	184,273
5.375% 5/1/28	100,000	99,215
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	310,000	307,192
Healthpeak OP, LLC:
2.875% 1/15/31	430,000	365,968
3% 1/15/30	320,000	280,397
Highwoods/Forsyth LP 4.125% 3/15/28	140,000	129,551
Invitation Homes Operating Partnership LP:
2.3% 11/15/28	170,000	148,688
4.15% 4/15/32	110,000	99,229
Kilroy Realty LP 2.65% 11/15/33	100,000	72,817
Kimco Realty OP, LLC:
1.9% 3/1/28	610,000	534,333
2.8% 10/1/26	216,000	202,483
4.6% 2/1/33	120,000	112,490
Kite Realty Group LP 5.5% 3/1/34	70,000	68,401
LXP Industrial Trust (REIT) 6.75% 11/15/28	130,000	134,212
NNN (REIT), Inc. 3% 4/15/52	200,000	127,731
Office Properties Income Trust 2.4% 2/1/27	100,000	51,570
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	140,000	134,630
4.75% 1/15/28	201,000	192,826
Prologis LP:
1.625% 3/15/31	150,000	119,129
1.75% 2/1/31	340,000	275,503
2.125% 4/15/27	170,000	156,119
2.125% 10/15/50	100,000	54,895
2.875% 11/15/29	370,000	331,598
4.875% 6/15/28	100,000	99,877
5.125% 1/15/34	100,000	98,982
5.25% 6/15/53	100,000	96,911
Public Storage 5.1% 8/1/33	320,000	319,694
Realty Income Corp.:
2.85% 12/15/32	338,000	278,513
3.2% 2/15/31	160,000	139,933
3.25% 1/15/31	238,000	210,824
4.9% 7/15/33	150,000	143,113
Regency Centers LP:
3.7% 6/15/30	150,000	136,742
5.25% 1/15/34	130,000	127,044
Simon Property Group LP:
2% 9/13/24	420,000	411,262
2.2% 2/1/31	250,000	205,017
2.65% 7/15/30	138,000	119,736
3.375% 12/1/27	150,000	141,484
3.5% 9/1/25	230,000	224,410
4.25% 11/30/46	116,000	94,025
4.75% 3/15/42	110,000	98,218
5.85% 3/8/53	130,000	131,610
6.25% 1/15/34	100,000	105,375
SITE Centers Corp. 4.7% 6/1/27	120,000	118,013
Store Capital LLC 4.5% 3/15/28	110,000	102,949
Sun Communities Operating LP:
2.3% 11/1/28	170,000	147,539
5.5% 1/15/29	170,000	168,294
UDR, Inc.:
2.1% 6/15/33	100,000	75,652
3% 8/15/31	100,000	85,803
3.2% 1/15/30	100,000	89,443
Ventas Realty LP:
4% 3/1/28	184,000	175,097
4.875% 4/15/49	160,000	135,803
VICI Properties LP:
4.75% 2/15/28	430,000	416,415
5.125% 5/15/32	140,000	131,371
Welltower OP LLC:
2.05% 1/15/29	390,000	337,805
2.75% 1/15/32	110,000	91,506
4.25% 4/15/28	174,000	168,322
Weyerhaeuser Co.:
4% 11/15/29	270,000	253,476
6.95% 10/1/27	150,000	158,929
WP Carey, Inc. 2.4% 2/1/31	140,000	115,225
		15,863,633
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 7.8% 3/15/28	100,000	99,058
CBRE Group, Inc. 5.95% 8/15/34	100,000	100,917
Digital Realty Trust LP 3.7% 8/15/27	370,000	352,983
Essex Portfolio LP:
2.65% 3/15/32	210,000	170,897
3% 1/15/30	120,000	105,277
3.875% 5/1/24	120,000	119,515
Extra Space Storage LP:
3.9% 4/1/29	520,000	485,567
4% 6/15/29	80,000	75,079
Mid-America Apartments LP:
4.2% 6/15/28	260,000	251,593
5% 3/15/34	50,000	48,655
Tanger Properties LP 3.125% 9/1/26	100,000	93,335
		1,902,876
TOTAL REAL ESTATE		17,766,509
UTILITIES - 2.3%
Electric Utilities - 1.7%
AEP Texas, Inc.:
3.45% 5/15/51	70,000	48,268
4.15% 5/1/49	120,000	94,126
AEP Transmission Co. LLC:
2.75% 8/15/51	100,000	62,309
3.65% 4/1/50	139,000	104,449
5.4% 3/15/53	100,000	99,021
Alabama Power Co.:
1.45% 9/15/30	800,000	643,281
3% 3/15/52	170,000	113,267
American Electric Power Co., Inc.:
3.25% 3/1/50	174,000	119,118
4.3% 12/1/28	194,000	186,844
Appalachian Power Co.:
4.5% 8/1/32	140,000	130,996
7% 4/1/38	100,000	112,047
Arizona Public Service Co.:
2.6% 8/15/29	160,000	141,052
3.35% 5/15/50	200,000	136,376
5.55% 8/1/33	160,000	160,526
Avangrid, Inc. 3.2% 4/15/25	170,000	165,364
Baltimore Gas & Electric Co.:
2.9% 6/15/50	120,000	77,808
3.75% 8/15/47	210,000	158,259
CenterPoint Energy Houston Electric LLC:
2.9% 7/1/50	100,000	65,787
3.35% 4/1/51	70,000	50,327
4.25% 2/1/49	185,000	156,807
4.95% 4/1/33	230,000	226,618
Cincinnati Gas & Electric Co.:
3.65% 2/1/29	210,000	198,365
4.3% 2/1/49	65,000	52,893
Commonwealth Edison Co.:
2.55% 6/15/26	470,000	444,720
2.75% 9/1/51	200,000	123,440
4% 3/1/48	208,000	167,596
6.45% 1/15/38	240,000	260,424
Connecticut Light & Power Co.:
4% 4/1/48	60,000	48,860
5.25% 1/15/53	120,000	116,972
Dominion Energy South Carolina:
2.3% 12/1/31	230,000	188,582
5.1% 6/1/65	60,000	55,519
5.3% 5/15/33	100,000	100,829
DTE Electric Co.:
2.95% 3/1/50	80,000	53,189
3% 3/1/32	180,000	155,409
3.65% 3/1/52	190,000	142,710
3.95% 3/1/49	56,000	45,265
4.05% 5/15/48	100,000	81,739
5.2% 3/1/34	110,000	109,451
Duke Energy Carolinas LLC:
3.75% 6/1/45	150,000	116,055
3.875% 3/15/46	240,000	187,001
3.95% 3/15/48	210,000	166,145
4% 9/30/42	179,000	146,497
4.25% 12/15/41	130,000	110,123
Duke Energy Corp.:
2.45% 6/1/30	200,000	171,019
3.15% 8/15/27	352,000	329,993
3.3% 6/15/41	390,000	286,898
3.75% 9/1/46	110,000	82,082
4.2% 6/15/49	310,000	243,967
5% 8/15/52	100,000	89,091
Duke Energy Florida LLC:
3.2% 1/15/27	240,000	229,151
4.2% 7/15/48	140,000	114,390
6.4% 6/15/38	360,000	389,427
Duke Energy Industries, Inc. 6.35% 8/15/38	170,000	181,830
Duke Energy Progress LLC:
2% 8/15/31	270,000	218,268
4.1% 5/15/42	130,000	107,623
4.2% 8/15/45	180,000	148,473
5.25% 3/15/33	100,000	99,826
Edison International:
4.125% 3/15/28	100,000	95,562
6.95% 11/15/29	70,000	74,609
Entergy Corp.:
0.9% 9/15/25	500,000	467,340
2.4% 6/15/31	120,000	98,842
3.75% 6/15/50	190,000	137,477
Entergy Louisiana LLC:
3.12% 9/1/27	490,000	461,345
4% 3/15/33	190,000	173,000
Entergy Mississippi LLC 5% 9/1/33	100,000	98,076
Entergy, Inc.:
3.35% 6/15/52	100,000	68,398
3.55% 9/30/49	194,000	140,114
5.3% 9/15/33	70,000	70,193
Eversource Energy:
2.55% 3/15/31	200,000	164,977
3.45% 1/15/50	120,000	82,069
5.45% 3/1/28	250,000	251,298
Exelon Corp.:
3.35% 3/15/32	190,000	165,638
3.95% 6/15/25	163,000	159,954
4.05% 4/15/30	370,000	347,011
4.7% 4/15/50	110,000	95,468
5.1% 6/15/45	160,000	146,119
FirstEnergy Corp.:
1.6% 1/15/26	97,000	89,730
2.25% 9/1/30	150,000	123,451
5.1% 7/15/47	150,000	129,245
Florida Power & Light Co.:
2.875% 12/4/51	190,000	123,507
3.95% 3/1/48	160,000	129,728
3.99% 3/1/49	133,000	107,480
4.05% 6/1/42	210,000	177,977
4.05% 10/1/44	170,000	143,315
4.125% 2/1/42	240,000	206,362
5.625% 4/1/34	140,000	146,347
Georgia Power Co.:
2.65% 9/15/29	640,000	566,019
4.65% 5/16/28	170,000	167,541
4.95% 5/17/33	340,000	332,887
5.25% 3/15/34	100,000	99,548
Indiana Michigan Power Co.:
3.25% 5/1/51	80,000	54,044
3.75% 7/1/47	120,000	89,393
Interstate Power and Light Co.:
2.3% 6/1/30	104,000	87,656
4.1% 9/26/28	260,000	249,042
ITC Holdings Corp. 3.25% 6/30/26	220,000	210,093
Kentucky Utilities Co. 5.125% 11/1/40	170,000	161,276
MidAmerican Energy Co.:
3.65% 8/1/48	280,000	213,784
3.95% 8/1/47	100,000	80,168
4.25% 7/15/49	100,000	84,199
5.35% 1/15/34	200,000	203,882
5.8% 10/15/36	110,000	113,359
Mississippi Power Co. 3.95% 3/30/28	120,000	114,924
Nevada Power Co. 3.125% 8/1/50	150,000	98,007
NextEra Energy Capital Holdings, Inc.:
1.875% 1/15/27	300,000	273,732
2.44% 1/15/32	400,000	324,864
3% 1/15/52	110,000	69,787
4.9% 2/28/28	900,000	892,414
5% 7/15/32	80,000	77,917
5.749% 9/1/25	310,000	311,656
6.051% 3/1/25	1,820,000	1,826,545
Northern States Power Co.:
2.6% 6/1/51	300,000	185,268
3.2% 4/1/52	80,000	55,015
4% 8/15/45	110,000	88,689
NSTAR Electric Co.:
3.1% 6/1/51	100,000	66,791
4.95% 9/15/52	100,000	92,657
Oglethorpe Power Corp.:
3.75% 8/1/50	100,000	71,986
5.05% 10/1/48	50,000	44,137
5.95% 11/1/39	110,000	109,707
Ohio Power Co.:
4% 6/1/49	100,000	77,556
5% 6/1/33	100,000	98,176
Oncor Electric Delivery Co. LLC:
3.1% 9/15/49	100,000	68,645
3.8% 6/1/49	390,000	306,327
4.55% 9/15/32	150,000	144,097
4.6% 6/1/52	150,000	132,642
Pacific Gas & Electric Co.:
2.5% 2/1/31	320,000	262,232
3.15% 1/1/26	110,000	105,151
3.3% 8/1/40	100,000	72,012
3.5% 6/15/25	506,000	490,914
4.2% 3/1/29	200,000	188,555
4.55% 7/1/30	603,000	565,936
4.75% 2/15/44	370,000	308,910
4.95% 7/1/50	230,000	195,231
5.9% 6/15/32	300,000	301,660
6.7% 4/1/53	90,000	96,277
6.75% 1/15/53	340,000	363,843
PacifiCorp:
2.9% 6/15/52	100,000	60,924
4.15% 2/15/50	250,000	194,552
5.8% 1/15/55	220,000	212,451
6% 1/15/39	330,000	339,459
PECO Energy Co. 4.6% 5/15/52	210,000	186,277
PG&E Wildfire Recovery:
5.099% 6/1/54	150,000	147,405
5.212% 12/1/49	260,000	256,259
Potomac Electric Power Co. 4.15% 3/15/43	110,000	92,552
PPL Capital Funding, Inc. 4% 9/15/47	90,000	65,193
PPL Electric Utilities Corp.:
3% 10/1/49	70,000	47,694
5% 5/15/33	100,000	99,376
5.25% 5/15/53	100,000	97,159
Progress Energy, Inc. 7.75% 3/1/31	100,000	113,095
Public Service Co. of Colorado:
3.2% 3/1/50	210,000	142,404
5.25% 4/1/53	120,000	113,475
6.25% 9/1/37	130,000	137,584
Public Service Co. of New Hampshire 5.35% 10/1/33	140,000	141,631
Public Service Co. of Oklahoma 5.25% 1/15/33	100,000	99,174
Public Service Electric & Gas Co.:
2.45% 1/15/30	80,000	69,573
3% 5/15/25	220,000	214,403
3.15% 1/1/50	300,000	208,912
3.2% 8/1/49	110,000	77,750
3.7% 5/1/28	120,000	114,781
5.2% 8/1/33	190,000	191,975
5.45% 8/1/53	70,000	70,345
Puget Sound Energy, Inc.:
4.223% 6/15/48	70,000	56,344
4.3% 5/20/45	130,000	106,948
Southern California Edison Co.:
2.95% 2/1/51	250,000	160,630
3.65% 2/1/50	410,000	300,090
3.65% 6/1/51	110,000	80,785
3.9% 3/15/43	230,000	181,916
4.05% 3/15/42	100,000	82,091
4.125% 3/1/48	140,000	111,968
4.65% 10/1/43	158,000	138,368
6.05% 3/15/39	100,000	103,083
Southern Co.:
3.25% 7/1/26	765,000	731,562
4.4% 7/1/46	383,000	322,814
Southwestern Electric Power Co.:
3.85% 2/1/48	70,000	51,141
5.3% 4/1/33	190,000	187,447
Southwestern Public Service Co. 4.5% 8/15/41	160,000	132,411
Tampa Electric Co.:
4.3% 6/15/48	60,000	49,265
4.45% 6/15/49	140,000	118,825
Tucson Electric Power Co. 1.5% 8/1/30	100,000	80,278
Union Electric Co.:
2.625% 3/15/51	140,000	84,551
2.95% 3/15/30	170,000	150,660
3.9% 4/1/52	120,000	93,411
5.45% 3/15/53	100,000	98,116
Virginia Electric & Power Co.:
2.4% 3/30/32	110,000	90,793
2.45% 12/15/50	200,000	116,010
3.8% 4/1/28	90,000	86,313
3.8% 9/15/47	180,000	137,143
4.6% 12/1/48	208,000	180,751
4.625% 5/15/52	100,000	86,338
5% 4/1/33	100,000	97,989
5.3% 8/15/33	240,000	239,829
5.45% 4/1/53	80,000	78,344
6% 5/15/37	120,000	124,588
Wisconsin Electric Power Co. 1.7% 6/15/28	490,000	431,679
Wisconsin Power & Light Co. 4.95% 4/1/33	170,000	165,232
Xcel Energy, Inc.:
3.35% 12/1/26	316,000	298,571
3.4% 6/1/30	73,000	65,121
3.5% 12/1/49	100,000	68,820
5.45% 8/15/33	70,000	69,308
		33,940,191
Gas Utilities - 0.1%
Atmos Energy Corp.:
2.85% 2/15/52	100,000	63,982
3.375% 9/15/49	130,000	93,625
4.125% 10/15/44	210,000	179,116
5.45% 10/15/32	140,000	143,556
CenterPoint Energy Resources Corp.:
1.75% 10/1/30	100,000	81,239
4.4% 7/1/32	80,000	75,710
5.4% 3/1/33	120,000	121,030
Dominion Gas Holdings LLC 2.5% 11/15/24	80,000	78,307
ONE Gas, Inc. 2% 5/15/30	260,000	216,574
Piedmont Natural Gas Co., Inc.:
2.5% 3/15/31	120,000	100,359
3.35% 6/1/50	100,000	66,572
Southern California Gas Co.:
2.55% 2/1/30	210,000	182,335
4.3% 1/15/49	130,000	106,590
5.2% 6/1/33	180,000	178,611
Southern Co. Gas Capital Corp.:
3.15% 9/30/51	250,000	161,934
5.75% 9/15/33	100,000	102,459
Southwest Gas Corp.:
3.18% 8/15/51	100,000	63,476
5.45% 3/23/28	165,000	166,548
		2,182,023
Independent Power and Renewable Electricity Producers - 0.0%
Constellation Energy Generation, LLC:
3.25% 6/1/25	100,000	97,128
5.6% 6/15/42	130,000	126,642
5.8% 3/1/33	100,000	102,209
6.5% 10/1/53	100,000	109,750
Emera U.S. Finance LP:
3.55% 6/15/26	160,000	153,440
4.75% 6/15/46	100,000	81,859
Southern Power Co. 5.25% 7/15/43	90,000	83,051
The AES Corp. 2.45% 1/15/31	100,000	81,573
		835,652
Multi-Utilities - 0.4%
Ameren Corp. 3.5% 1/15/31	250,000	225,092
Ameren Illinois Co.:
4.5% 3/15/49	210,000	182,187
4.95% 6/1/33	90,000	88,595
Berkshire Hathaway Energy Co.:
1.65% 5/15/31	160,000	126,687
3.25% 4/15/28	450,000	421,489
4.45% 1/15/49	100,000	84,344
4.5% 2/1/45	180,000	159,713
4.6% 5/1/53	100,000	85,381
5.95% 5/15/37	120,000	124,328
6.125% 4/1/36	110,000	116,148
CenterPoint Energy, Inc. 2.95% 3/1/30	120,000	106,117
CMS Energy Corp. 4.75% 6/1/50 (b)	100,000	91,631
Consolidated Edison Co. of New York, Inc.:
3.35% 4/1/30	270,000	246,838
3.7% 11/15/59	100,000	71,352
3.85% 6/15/46	100,000	78,574
3.95% 4/1/50	245,000	196,250
4.5% 5/15/58	220,000	185,070
4.65% 12/1/48	80,000	69,927
5.2% 3/1/33	110,000	110,828
6.15% 11/15/52	100,000	108,369
6.2% 6/15/36	300,000	318,878
6.75% 4/1/38	110,000	122,543
Consumers Energy Co.:
2.65% 8/15/52	115,000	71,278
3.1% 8/15/50	200,000	138,703
4.35% 4/15/49	210,000	181,714
Dominion Energy, Inc.:
3.375% 4/1/30	560,000	503,517
4.85% 8/15/52	280,000	245,260
DTE Energy Co.:
2.85% 10/1/26	200,000	188,361
3.8% 3/15/27	90,000	85,984
National Grid PLC:
5.418% 1/11/34	60,000	58,533
5.809% 6/12/33	100,000	101,041
NiSource, Inc.:
0.95% 8/15/25	700,000	656,699
1.7% 2/15/31	370,000	293,873
3.49% 5/15/27	442,000	420,060
5% 6/15/52	70,000	63,485
5.95% 6/15/41	110,000	111,240
Public Service Enterprise Group, Inc.:
1.6% 8/15/30	100,000	80,372
5.85% 11/15/27	100,000	102,466
6.125% 10/15/33	50,000	52,109
Puget Energy, Inc. 4.1% 6/15/30	253,000	229,046
San Diego Gas & Electric Co.:
2.95% 8/15/51	100,000	66,561
4.1% 6/15/49	130,000	105,062
5.35% 4/1/53	170,000	164,911
Sempra:
3.4% 2/1/28	50,000	47,020
3.8% 2/1/38	270,000	221,545
4% 2/1/48	136,000	105,755
WEC Energy Group, Inc. 4.75% 1/15/28	200,000	197,679
		7,812,615
Water Utilities - 0.1%
American Water Capital Corp.:
2.3% 6/1/31	220,000	182,312
2.95% 9/1/27	430,000	400,851
3.75% 9/1/47	213,000	165,949
4.3% 12/1/42	100,000	86,751
		835,863
TOTAL UTILITIES		45,606,344
TOTAL NONCONVERTIBLE BONDS (Cost $573,662,391)		523,361,102

U.S. Government and Government Agency Obligations - 44.8%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.9%
Fannie Mae:
0.375% 8/25/25	238,000	222,994
0.5% 6/17/25	650,000	615,122
0.54% 10/27/25	500,000	465,169
0.625% 4/22/25	90,000	85,719
0.75% 10/8/27	250,000	219,962
0.875% 8/5/30	108,000	87,013
1.75% 7/2/24	930,000	918,722
6.625% 11/15/30	1,650,000	1,862,225
Federal Farm Credit Bank:
1.4% 3/10/28	2,230,000	1,969,643
3.8% 4/5/32	1,000,000	931,531
Federal Home Loan Bank:
0.375% 9/4/25	175,000	163,744
0.5% 4/14/25	390,000	371,268
0.9% 2/26/27	3,290,000	2,959,139
0.96% 3/5/26	1,300,000	1,206,064
1.5% 8/15/24	125,000	122,826
3.25% 6/9/28	210,000	201,403
3.25% 11/16/28	30,000	28,717
Freddie Mac:
0.375% 7/21/25	480,000	451,932
0.375% 9/23/25	370,000	345,599
1.5% 2/12/25	630,000	609,103
6.25% 7/15/32	830,000	940,691
6.75% 3/15/31	870,000	994,561
Tennessee Valley Authority:
0.75% 5/15/25	560,000	532,670
2.875% 2/1/27	145,000	138,322
4.25% 9/15/65	210,000	182,193
5.25% 9/15/39	420,000	434,695
5.88% 4/1/36	110,000	121,546
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		17,182,573
U.S. Treasury Obligations - 43.9%
U.S. Treasury Bonds:
1.125% 5/15/40	2,000	1,234
1.125% 8/15/40	76,000	46,437
1.25% 5/15/50	238,000	120,878
1.375% 11/15/40	4,356,000	2,766,400
1.375% 8/15/50	2,390,000	1,254,563
1.625% 11/15/50	6,241,000	3,504,955
1.75% 8/15/41	6,137,000	4,087,098
1.875% 2/15/41	14,910,000	10,274,504
1.875% 2/15/51	9,063,000	5,425,409
1.875% 11/15/51	4,704,000	2,802,555
2% 11/15/41	5,180,000	3,586,341
2% 2/15/50	683,000	425,248
2% 8/15/51	8,892,000	5,475,874
2.25% 5/15/41	12,975,000	9,473,777
2.25% 8/15/46	148,000	100,524
2.25% 8/15/49	267,000	176,814
2.375% 11/15/49	38,000	25,862
2.375% 5/15/51	6,825,000	4,605,542
2.5% 2/15/46	329,000	236,135
2.5% 5/15/46	122,000	87,321
2.75% 11/15/42	329,000	254,936
2.75% 8/15/47	177,000	131,554
2.75% 11/15/47	157,000	116,493
2.875% 8/15/45	268,000	206,957
2.875% 11/15/46	359,000	274,663
2.875% 5/15/49	361,000	272,964
2.875% 5/15/52	2,960,000	2,228,788
3% 5/15/42	238,000	192,919
3% 11/15/44 (e)	1,614,000	1,280,104
3% 11/15/45	76,000	59,889
3% 2/15/47	83,000	64,841
3% 5/15/47	1,607,000	1,254,151
3% 2/15/48	121,000	94,026
3% 8/15/48	188,000	145,884
3% 2/15/49	264,000	204,559
3% 8/15/52	9,800,000	7,576,242
3.125% 11/15/41	229,000	190,651
3.125% 2/15/42	264,000	218,955
3.125% 5/15/48	48,000	38,139
3.25% 5/15/42	6,160,000	5,180,175
3.375% 8/15/42	14,240,000	12,178,538
3.375% 5/15/44	186,000	157,250
3.375% 11/15/48	68,000	56,496
3.625% 8/15/43	86,000	75,814
3.625% 2/15/53	9,520,000	8,323,306
3.625% 5/15/53	6,910,000	6,045,710
3.75% 8/15/41	225,000	205,295
3.75% 11/15/43	94,000	84,277
3.875% 8/15/40	126,000	117,849
3.875% 2/15/43	10,190,000	9,329,025
3.875% 5/15/43	7,160,000	6,543,569
4% 11/15/42	10,370,000	9,680,152
4% 11/15/52	6,250,000	5,852,051
4.125% 8/15/53	4,510,000	4,317,620
4.25% 2/15/54	5,360,000	5,259,500
4.375% 2/15/38	81,000	81,949
4.375% 11/15/39	5,000	4,999
4.375% 5/15/41	433,000	428,467
4.375% 8/15/43	4,130,000	4,043,528
4.5% 2/15/36	223,000	230,770
4.5% 5/15/38	69,000	70,563
4.5% 2/15/44	1,660,000	1,659,481
4.75% 11/15/43	18,010,000	18,533,416
4.75% 11/15/53	10,010,000	10,649,702
5% 5/15/37	391,000	422,112
U.S. Treasury Notes:
0.25% 5/31/25	3,401,000	3,210,358
0.25% 6/30/25	4,190,000	3,942,855
0.25% 7/31/25	2,494,000	2,338,710
0.25% 8/31/25	7,956,000	7,436,685
0.25% 9/30/25	4,049,000	3,772,213
0.375% 4/30/25	4,471,000	4,242,036
0.375% 11/30/25	7,417,000	6,881,006
0.375% 12/31/25	8,153,000	7,542,799
0.375% 1/31/26	9,105,000	8,395,806
0.375% 7/31/27	3,005,000	2,626,323
0.375% 9/30/27	3,744,000	3,253,916
0.5% 3/31/25	3,019,000	2,877,249
0.5% 2/28/26	5,602,000	5,164,781
0.5% 4/30/27	546,000	483,743
0.5% 5/31/27	43,000	37,974
0.5% 6/30/27	856,000	753,915
0.5% 8/31/27	2,377,000	2,081,361
0.625% 7/31/26	3,960,000	3,610,406
0.625% 3/31/27	884,000	788,901
0.625% 11/30/27	2,407,000	2,100,296
0.625% 12/31/27	1,696,000	1,475,255
0.625% 5/15/30	4,618,000	3,707,208
0.625% 8/15/30	644,000	512,684
0.75% 3/31/26	6,314,000	5,837,984
0.75% 4/30/26	3,206,000	2,955,656
0.75% 5/31/26	3,183,000	2,926,122
0.75% 8/31/26	5,654,000	5,157,508
0.75% 1/31/28	4,807,000	4,191,854
0.875% 6/30/26	894,000	822,585
0.875% 9/30/26	6,070,000	5,543,617
1.125% 10/31/26	8,680,000	7,955,423
1.125% 2/29/28	5,030,000	4,443,494
1.125% 8/31/28	5,215,000	4,543,976
1.25% 11/30/26	429,000	393,708
1.25% 12/31/26	7,670,000	7,027,338
1.25% 3/31/28	4,619,000	4,092,687
1.25% 4/30/28	3,357,000	2,967,404
1.25% 5/31/28	2,807,000	2,476,191
1.25% 6/30/28	3,624,000	3,189,686
1.25% 9/30/28	2,821,000	2,466,942
1.25% 8/15/31	3,247,000	2,628,294
1.375% 1/31/25	975,000	942,779
1.375% 8/31/26	366,000	339,208
1.375% 10/31/28	12,960,000	11,379,994
1.375% 12/31/28	2,240,000	1,958,687
1.5% 2/15/25	3,310,000	3,198,675
1.5% 8/15/26	283,000	263,356
1.5% 1/31/27	5,829,000	5,365,868
1.5% 11/30/28	1,062,000	936,261
1.5% 2/15/30	724,000	619,359
1.625% 2/15/26	702,000	662,759
1.625% 9/30/26	1,345,000	1,253,057
1.625% 11/30/26	454,000	421,085
1.625% 8/15/29	2,954,000	2,584,058
1.625% 5/15/31	9,580,000	8,027,366
1.75% 3/15/25	3,230,000	3,122,629
1.75% 1/31/29	4,210,000	3,742,624
1.875% 7/31/26	800,000	752,063
1.875% 2/28/29	820,000	732,266
2% 11/15/26	562,000	527,116
2.25% 2/15/27	4,017,000	3,776,922
2.25% 8/15/27	1,371,000	1,278,458
2.25% 11/15/27	255,000	236,821
2.375% 5/15/27	1,576,000	1,481,378
2.375% 3/31/29	2,590,000	2,366,916
2.375% 5/15/29	473,000	431,446
2.5% 1/31/25	37,000	36,143
2.5% 2/28/26	273,000	262,059
2.5% 3/31/27	11,290,000	10,675,224
2.625% 12/31/25	118,000	113,773
2.625% 1/31/26	420,000	404,562
2.625% 5/31/27	3,110,000	2,943,809
2.625% 2/15/29	1,038,000	961,812
2.625% 7/31/29	18,080,000	16,651,256
2.75% 2/28/25	280,000	273,788
2.75% 5/15/25	100,000	97,469
2.75% 6/30/25	237,000	230,640
2.75% 8/31/25	304,000	294,963
2.75% 4/30/27	1,920,000	1,826,925
2.75% 7/31/27	4,190,000	3,974,608
2.75% 2/15/28	629,000	593,029
2.75% 8/15/32	13,225,000	11,806,929
2.875% 4/30/25	81,000	79,111
2.875% 6/15/25	1,170,000	1,140,476
2.875% 7/31/25	258,000	251,127
2.875% 11/30/25	288,000	279,169
2.875% 5/15/28	231,000	218,268
2.875% 8/15/28	1,186,000	1,117,712
2.875% 4/30/29	290,000	271,343
3% 7/15/25	910,000	887,712
3% 10/31/25	535,000	520,120
3.125% 8/15/25	6,350,000	6,199,932
3.125% 8/31/27	3,090,000	2,965,072
3.125% 11/15/28	331,000	314,683
3.125% 8/31/29	2,250,000	2,123,438
3.25% 6/30/27	3,320,000	3,204,448
3.25% 6/30/29	1,750,000	1,664,688
3.375% 5/15/33	6,930,000	6,464,932
3.5% 9/15/25	4,490,000	4,403,532
3.5% 1/31/28	5,420,000	5,257,188
3.5% 4/30/28	4,370,000	4,234,462
3.5% 1/31/30	5,650,000	5,420,689
3.5% 4/30/30	7,080,000	6,782,419
3.5% 2/15/33	7,930,000	7,480,530
3.625% 5/15/26	9,550,000	9,361,627
3.625% 3/31/28	6,910,000	6,729,422
3.625% 5/31/28	13,510,000	13,151,668
3.625% 3/31/30	410,000	395,650
3.75% 12/31/28	8,390,000	8,199,259
3.75% 5/31/30	7,190,000	6,980,760
3.75% 6/30/30	6,970,000	6,764,984
3.75% 12/31/30	3,600,000	3,488,625
3.875% 1/15/26	10,260,000	10,113,314
3.875% 12/31/27	5,110,000	5,023,816
3.875% 9/30/29	5,080,000	4,978,003
3.875% 11/30/29	3,970,000	3,888,584
3.875% 12/31/29	5,560,000	5,444,673
3.875% 8/15/33	4,340,000	4,210,478
4% 12/15/25	4,400,000	4,346,203
4% 2/15/26	540,000	533,566
4% 1/15/27	7,640,000	7,550,469
4% 2/15/27	11,520,000	11,425,500
4% 2/29/28	3,620,000	3,575,457
4% 6/30/28	9,110,000	9,000,039
4% 1/31/29	11,640,000	11,505,413
4% 10/31/29	10,290,000	10,143,287
4% 2/28/30	2,170,000	2,137,365
4% 7/31/30	3,450,000	3,395,555
4% 1/31/31	9,240,000	9,089,850
4% 2/15/34	4,320,000	4,235,625
4.125% 6/15/26	13,790,000	13,661,796
4.125% 10/31/27	7,580,000	7,517,820
4.125% 8/31/30	6,720,000	6,659,362
4.125% 11/15/32	9,650,000	9,547,846
4.25% 5/31/25	16,470,000	16,334,895
4.25% 10/15/25	10,580,000	10,494,864
4.25% 12/31/25	5,830,000	5,784,469
4.25% 1/31/26	9,250,000	9,180,986
4.25% 2/28/29	4,920,000	4,920,769
4.25% 2/28/31	890,000	888,888
4.375% 8/15/26	210,000	209,303
4.375% 12/15/26	10,500,000	10,478,672
4.375% 11/30/28	6,830,000	6,858,814
4.375% 11/30/30	8,470,000	8,514,997
4.5% 11/15/25	2,900,000	2,888,898
4.5% 7/15/26	10,340,000	10,332,730
4.5% 11/15/33	12,920,000	13,164,269
4.625% 2/28/25	7,510,000	7,478,611
4.625% 3/15/26	8,780,000	8,780,343
4.625% 9/15/26	6,990,000	7,009,386
4.625% 10/15/26	5,150,000	5,166,898
4.625% 11/15/26	6,220,000	6,243,325
4.625% 9/30/28	4,670,000	4,733,300
4.75% 7/31/25	4,000,000	3,994,844
4.875% 11/30/25	5,960,000	5,974,434
4.875% 10/31/28	3,722,000	3,813,015
4.875% 10/31/30	7,650,000	7,908,188
5% 8/31/25	250,000	250,645
5% 9/30/25	5,700,000	5,718,258
5% 10/31/25	3,000,000	3,011,552
TOTAL U.S. TREASURY OBLIGATIONS		867,693,309
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $945,564,247)		884,875,882

U.S. Government Agency - Mortgage Securities - 26.4%
	Principal Amount (a)	Value ($)
Fannie Mae - 11.1%
1.5% 10/1/36 to 4/1/52	16,279,914	12,895,085
2% 6/1/27 to 6/1/52	76,567,846	61,711,789
2.5% 4/1/30 to 5/1/53	40,075,856	33,711,838
3% 12/1/26 to 7/1/53	41,069,809	36,077,464
3.5% 5/1/24 to 1/1/54	25,545,161	23,145,462
4% 4/1/26 to 8/1/53	17,339,870	16,136,618
4.5% 10/1/39 to 8/1/53	8,619,638	8,206,626
5% 11/1/44 to 11/1/53	9,379,853	9,155,248
5.5% 7/1/24 to 8/1/53	6,254,283	6,200,225
6% 12/1/52 to 11/1/53	7,099,086	7,137,524
6.5% 3/1/29 to 12/1/53	5,620,530	5,724,610
TOTAL FANNIE MAE		220,102,489
Freddie Mac - 7.5%
1.5% 7/1/36 to 2/1/52	10,808,936	8,878,075
2% 3/1/28 to 4/1/52	46,535,393	37,602,613
2% 9/1/35	1,154,515	1,026,798
2% 11/1/35	269,823	239,300
2% 11/1/35	341,516	302,883
2.5% 2/1/30 to 1/1/53 (e)	45,688,593	37,923,733
3% 2/1/29 to 7/1/53	9,658,963	8,420,925
3.5% 12/1/25 to 3/1/53	8,658,154	7,841,538
4% 6/1/34 to 12/1/52	9,754,267	9,098,698
4% 4/1/48	870	816
4.5% 11/1/40 to 4/1/53	8,828,483	8,425,586
5% 8/1/48 to 12/1/53	7,188,369	6,993,778
5.5% 6/1/49 to 11/1/53	9,547,500	9,453,867
6% 10/1/28 to 12/1/53	5,611,059	5,639,869
6.5% 1/1/53 to 1/1/54	5,323,839	5,426,265
TOTAL FREDDIE MAC		147,274,744
Ginnie Mae - 6.2%
1.5% 4/20/51 to 11/20/51	560,539	435,700
2% 2/20/51 to 10/20/53	20,770,077	16,912,279
2% 3/1/54 (f)	650,000	528,974
2% 3/1/54 (f)	400,000	325,522
2% 3/1/54 (f)	1,700,000	1,383,470
2% 3/1/54 (f)	1,150,000	935,877
2% 3/1/54 (f)	900,000	732,425
2% 3/1/54 (f)	300,000	244,142
2% 3/1/54 (f)	600,000	488,284
2% 4/1/54 (f)	1,600,000	1,302,964
2% 4/1/54 (f)	1,250,000	1,017,941
2% 4/1/54 (f)	125,000	101,794
2% 4/1/54 (f)	50,000	40,718
2% 4/1/54 (f)	650,000	529,329
2% 4/1/54 (f)	475,000	386,818
2% 4/1/54 (f)	925,000	753,276
2% 4/1/54 (f)	25,000	20,359
2.5% 3/20/47 to 10/20/53	26,601,978	22,551,712
2.5% 3/1/54 (f)	400,000	338,465
3% 7/20/42 to 11/20/52	17,887,284	15,768,061
3% 3/1/54 (f)	1,250,000	1,096,187
3% 3/1/54 (f)	500,000	438,475
3% 4/1/54 (f)	400,000	351,030
3.5% 5/20/44 to 1/20/53	14,043,000	12,774,686
3.5% 3/1/54 (f)	600,000	542,661
4% 12/20/45 to 8/20/53	9,523,690	8,900,010
4.5% 6/20/45 to 11/20/53	7,875,739	7,541,101
4.5% 3/1/54 (f)	400,000	382,102
5% 11/20/45 to 12/20/53	7,712,110	7,542,506
5% 3/1/54 (f)	500,000	488,367
5.5% 12/20/44 to 10/20/53	5,824,938	5,792,305
5.5% 3/1/54 (f)	800,000	794,881
6% 12/20/52 to 1/20/54	4,633,080	4,661,490
6% 3/1/54 (f)	700,000	703,598
6.5% 12/20/52 to 9/20/53	1,767,694	1,792,675
6.5% 3/1/54 (f)	2,600,000	2,635,547
6.5% 4/1/54 (f)	900,000	911,672
6.5% 4/1/54 (f)	700,000	709,078
TOTAL GINNIE MAE		122,856,481
Uniform Mortgage Backed Securities - 1.6%
1.5% 3/1/39 (f)	500,000	430,986
1.5% 3/1/39 (f)	900,000	775,774
1.5% 3/1/54 (f)	500,000	373,696
2% 3/1/39 (f)	1,300,000	1,146,430
2% 3/1/54 (f)	5,300,000	4,166,069
2% 3/1/54 (f)	1,600,000	1,257,681
2% 3/1/54 (f)	3,800,000	2,986,993
2% 4/1/54 (f)	2,600,000	2,046,373
2% 4/1/54 (f)	525,000	413,210
2% 4/1/54 (f)	650,000	511,593
2% 4/1/54 (f)	300,000	236,120
2% 4/1/54 (f)	1,350,000	1,062,540
2.5% 3/1/39 (f)	700,000	634,621
2.5% 3/1/54 (f)	2,500,000	2,053,906
2.5% 3/1/54 (f)	800,000	657,250
2.5% 3/1/54 (f)	2,400,000	1,971,750
2.5% 4/1/54 (f)	1,450,000	1,192,738
3% 3/1/54 (f)	450,000	384,996
3% 3/1/54 (f)	125,000	106,943
3% 3/1/54 (f)	1,700,000	1,454,430
3% 4/1/54 (f)	300,000	256,945
3.5% 3/1/54 (f)	1,200,000	1,067,484
4% 3/1/39 (f)	500,000	481,914
4% 3/1/54 (f)	1,100,000	1,012,301
4.5% 3/1/54 (f)	800,000	757,062
5% 3/1/54 (f)	900,000	872,859
5.5% 3/1/54 (f)	1,100,000	1,088,227
6% 3/1/54 (f)	1,200,000	1,205,250
6.5% 3/1/54 (f)	1,800,000	1,831,500
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		32,437,641
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $577,207,378)		522,671,355

Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
American Express Credit Accoun Series 2023-4 Class A, 5.15% 9/15/30	200,000	202,864
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	111,000	103,574
Series 2021-A2 Class A2, 1.39% 7/15/30	280,000	242,605
Capital One Prime Auto Receivables Series 2023-1 Class A3, 4.87% 2/15/28	120,000	119,223
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	73,763	72,700
Series 2022-3 Class A2A, 3.97% 4/15/27	630,000	620,746
Series 2023 2 Class A3, 5.05% 1/18/28	480,000	478,491
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/30	600,000	606,881
Citibank Credit Card Issuance Trust:
Series 2007-A3 Class A3, 6.15% 6/15/39	200,000	215,379
Series 2018-A7 Class A7, 3.96% 10/13/30	250,000	240,640
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/28	339,000	335,899
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	60,000	57,675
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	480,000	474,680
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	49,070	48,595
Hyundai Auto Receivables Trust:
Series 2022-B Class A3, 3.72% 11/16/26	425,000	419,129
Series 2022-C Class A3, 5.39% 6/15/27	300,000	300,348
Series 2023 A Class A3, 4.58% 4/15/27	480,000	475,252
TOTAL ASSET-BACKED SECURITIES (Cost $5,129,150)		5,014,681

Commercial Mortgage Securities - 1.2%
	Principal Amount (a)	Value ($)
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	166,132	161,503
Series 2020-BN28 Class A4, 1.844% 3/15/63	380,000	310,154
Series 2021-BN35 Class A5, 2.285% 6/15/64	700,000	577,731
Series 2022-BNK39 Class A4, 2.928% 2/15/55	300,000	256,851
Series 2022-BNK41 Class A4, 3.9165% 4/15/65 (b)	950,000	862,326
Series 2023-BNK45 Class A5, 5.203% 2/15/56 (b)	1,440,000	1,440,113
Barclays Commercial Mortgage Securities sequential payer Series 2021-C12 Class A5, 2.689% 11/15/54	300,000	253,951
BBCMS Mortgage Trust sequential payer:
Series 2021-C10 Class A5, 2.492% 7/15/54	450,000	379,242
Series 2021-C11 Class A5, 2.322% 9/15/54	450,000	372,319
Series 2021-C9 Class A5, 2.299% 2/15/54	550,000	459,270
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	350,000	280,605
Series 2021-B24 Class A5, 2.5843% 3/15/54	450,000	369,318
Series 2023-B39 Class A5, 5.7536% 7/15/56	500,000	521,399
Series 2019-B12 Class A5, 3.1156% 8/15/52	89,000	80,251
Series 2019-B9 Class A5, 4.0156% 3/15/52	160,000	148,656
BMO Mortgage Trust sequential payer Series 2022-C1 Class A5, 3.374% 2/15/55	300,000	264,432
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	500,000	484,100
Series 2016-C1 Class A4, 3.209% 5/10/49	480,000	456,401
Series 2018-B2 Class A4, 4.009% 3/10/51	250,000	237,811
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	200,000	174,843
Class A5, 3.0161% 9/15/52	200,000	175,522
Freddie Mac:
sequential payer:
Series 2016-K057 Class A2, 2.57% 7/25/26	330,000	314,119
Series 2020-K104 Class A2, 2.253% 1/25/30	760,000	665,994
Series 2020-K116 Class A2, 1.378% 7/25/30	640,000	523,348
Series 2020-K117 Class A2, 1.406% 8/25/30	710,000	580,133
Series 2020-K118 Class A2, 1.493% 9/25/30	430,000	352,632
Series 2020-K121 Class A2, 1.547% 10/25/30	70,000	57,380
Series 2021-K125 Class A2, 1.846% 1/25/31	450,000	374,446
Series 2021-K126 Class A2, 2.074% 1/25/31	180,000	152,267
Series 2021-K128 Class A2, 2.02% 3/25/31	540,000	454,289
Series 2021-K129 Class A2, 1.914% 5/25/31	540,000	449,228
Series 2021-K130 Class A2, 1.723% 6/25/31	650,000	531,345
Series 2021-K136 Class A2, 2.127% 11/25/31	1,090,000	908,031
Series 2022-K140 Class A2, 2.25% 1/25/32	1,900,000	1,588,089
Series 2022-K145 Class A2, 2.58% 5/25/32	2,500,000	2,130,891
Series 2023-154 Class A2, 4.35% 1/25/33	500,000	484,060
Series 2023-157 Class A2, 4.2% 5/25/33	600,000	573,982
Series 2023-K751 Class A2, 4.412% 3/25/30	500,000	490,653
Series 2017-K064 Class A2, 3.224% 3/25/27	250,000	239,611
Series 2017-K068 Class A2, 3.244% 8/25/27	570,000	543,779
Series 2018-K730 Class A2, 3.59% 1/25/25	47,438	46,719
Series 2019-K094 Class A2, 2.903% 6/25/29	430,000	394,018
Series 2019-K1510 Class A2, 3.718% 1/25/31	165,000	154,520
Series 2021-K123 Class A2, 1.621% 12/25/30	540,000	443,871
GS Mortgage Securities Trust sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	177,987	175,782
Series 2020-GC45 Class A5, 2.9106% 2/13/53	300,000	263,917
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	50,000	49,627
Series 2014-C24 Class A5, 3.6385% 11/15/47	400,000	391,907
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2020-COR7 Class A5, 2.1798% 5/13/53	500,000	390,751
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	150,000	130,467
UBS Commercial Mortgage Trust sequential payer Series 2019-C16 Class A4, 3.6048% 4/15/52	350,000	317,152
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	200,000	176,870
Series 2019-C54 Class A4, 3.146% 12/15/52	500,000	446,918
Series 2018-C48 Class A5, 4.302% 1/15/52	240,000	230,283
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class A5, 2.725% 2/15/53	135,000	118,157
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $26,042,907)		23,412,034

Municipal Securities - 0.3%
	Principal Amount (a)	Value ($)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 7.834% 2/15/41	170,000	207,780
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	55,000	62,732
Series 2010 S1, 7.043% 4/1/50	55,000	67,095
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	160,000	194,719
Series 2010, 7.6% 11/1/40	350,000	429,259
Series 2018, 3.5% 4/1/28	175,000	168,151
California State Univ. Rev. Series 2021 B, 2.719% 11/1/52	280,000	188,932
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2021 A, 3.204% 1/15/51	150,000	105,075
Chicago O'Hare Int'l. Arpt. Rev. Series 2010 B, 6.395% 1/1/40	300,000	332,909
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 A, 2.613% 12/1/48	300,000	199,717
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2019 A, 3.144% 11/1/45	20,000	15,189
Series 2021 C, 2.843% 11/1/46	250,000	182,200
Series 2022 A, 4.507% 11/1/51	100,000	90,887
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B:
2.746% 6/1/34	112,000	93,971
3.293% 6/1/42	60,000	45,662
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	75,000	52,333
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	750,000	738,576
Series 2010-3, 7.35% 7/1/35	85,714	92,461
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	140,000	134,300
Los Angeles Dept. of Aiports (Consolidated Rental Car Facility Proj.) Series 2022 A, 4.242% 5/15/48 (Assured Guaranty Muni. Corp. Insured)	300,000	256,942
Massachusetts Gen. Oblig. Series 2009 E, 5.456% 12/1/39	145,000	149,469
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2019 B, 3.395% 10/15/40	250,000	206,248
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021 C, 2.823% 8/1/41	300,000	233,678
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47	100,000	76,141
New Jersey Tpk. Auth. Tpk. Rev. Series 2010 A, 7.102% 1/1/41	140,000	163,451
New York Metropolitan Trans. Auth. Rev. Series 2010 E, 6.814% 11/15/40	130,000	143,509
New York State Dorm. Auth. Series 2021 C, 2.202% 3/15/34	300,000	239,440
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	70,000	65,034
Series 225, 3.175% 7/15/60	300,000	204,777
Texas Gen. Oblig. Series 2015 C, 3.738% 10/1/31	190,000	179,099
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	150,000	102,335
3.256% 5/15/60	150,000	102,096
Univ. of Virginia Gen. Rev. Series 2021 B, 2.584% 11/1/51	210,000	136,815
TOTAL MUNICIPAL SECURITIES (Cost $7,161,665)		5,660,982

Foreign Government and Government Agency Obligations - 1.2%
	Principal Amount (a)	Value ($)
Alberta Province:
1% 5/20/25	260,000	247,710
3.3% 3/15/28	225,000	214,074
British Columbia Province 2.25% 6/2/26	350,000	331,594
Chilean Republic:
2.55% 7/27/33	1,330,000	1,076,209
3.125% 3/27/25	840,000	817,984
3.24% 2/6/28	200,000	187,090
3.625% 10/30/42	394,000	305,630
4.95% 1/5/36	290,000	280,708
Hungarian Republic:
5.375% 3/25/24	24,000	23,990
7.625% 3/29/41	110,000	125,787
Indonesian Republic:
2.85% 2/14/30	200,000	177,404
3.4% 9/18/29	360,000	332,356
3.5% 2/14/50	400,000	295,288
3.85% 10/15/30	750,000	698,610
4.35% 1/11/48	250,000	216,016
4.45% 4/15/70	150,000	124,744
Israeli State:
3.25% 1/17/28	760,000	701,387
3.375% 1/15/50	275,000	184,043
4.5% 1/30/43	200,000	171,750
Italian Republic:
1.25% 2/17/26	1,161,000	1,071,761
2.375% 10/17/24	400,000	391,798
2.875% 10/17/29	400,000	352,230
3.875% 5/6/51	200,000	137,647
Korean Republic 2.75% 1/19/27	570,000	540,341
Manitoba Province 2.6% 4/16/24	870,000	867,425
Ontario Province:
1.125% 10/7/30	1,111,000	893,755
2.3% 6/15/26	70,000	66,301
2.5% 4/27/26	300,000	286,080
Panamanian Republic:
3.16% 1/23/30	800,000	657,648
3.87% 7/23/60	200,000	111,875
4.5% 5/15/47	240,000	160,200
4.5% 4/16/50	400,000	260,250
6.4% 2/14/35	480,000	443,400
6.7% 1/26/36	240,000	226,308
Peruvian Republic:
1.862% 12/1/32	300,000	226,695
2.78% 12/1/60	300,000	172,047
3.55% 3/10/51	250,000	179,480
4.125% 8/25/27	250,000	242,075
6.55% 3/14/37	275,000	296,615
7.35% 7/21/25	430,000	441,012
Philippine Republic:
2.65% 12/10/45	610,000	399,294
2.95% 5/5/45	370,000	256,736
3% 2/1/28	200,000	185,606
3.95% 1/20/40	300,000	257,034
5.17% 10/13/27	1,200,000	1,206,648
5.5% 1/17/48	200,000	202,200
6.375% 10/23/34	130,000	142,696
9.5% 2/2/30	70,000	85,670
Polish Government:
5.5% 4/4/53	260,000	259,779
5.75% 11/16/32	200,000	208,506
Quebec Province:
1.9% 4/21/31	600,000	503,124
2.5% 4/9/24	130,000	129,671
2.5% 4/20/26	590,000	563,055
2.75% 4/12/27	320,000	302,570
United Mexican States:
3.25% 4/16/30	400,000	354,604
3.5% 2/12/34	1,226,000	1,014,245
4.6% 2/10/48	270,000	213,384
4.75% 4/27/32	200,000	188,100
5% 4/27/51	1,195,000	994,252
5.4% 2/9/28	200,000	200,742
5.55% 1/21/45	560,000	516,527
6.05% 1/11/40	120,000	117,702
6.35% 2/9/35	430,000	440,075
Uruguay Republic:
4.125% 11/20/45	130,000	113,118
4.375% 10/27/27	140,000	137,935
4.975% 4/20/55	462,000	429,715
7.625% 3/21/36	130,000	156,081
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $27,266,277)		24,116,386

Supranational Obligations - 0.8%
	Principal Amount (a)	Value ($)
African Development Bank 0.875% 7/22/26	200,000	183,135
Asian Development Bank:
0.375% 9/3/25	700,000	654,614
0.75% 10/8/30	150,000	118,744
1.5% 10/18/24	200,000	195,315
1.875% 1/24/30	1,139,000	988,529
2.5% 11/2/27	20,000	18,681
4% 1/12/33	500,000	484,753
4.5% 8/25/28	630,000	632,658
Council of Europe Development Bank 1.375% 2/27/25	2,279,000	2,196,050
European Investment Bank:
0.75% 9/23/30	400,000	318,749
0.875% 5/17/30	80,000	64,884
1.25% 2/14/31	630,000	514,545
2.25% 6/24/24	210,000	207,932
4.875% 2/15/36	400,000	414,433
Inter-American Development Bank:
0.625% 7/15/25	140,000	132,043
0.875% 4/20/26	400,000	369,569
1.5% 1/13/27	1,000,000	919,581
4% 1/12/28	1,500,000	1,474,838
4.375% 1/24/44	190,000	179,668
International Bank for Reconstruction & Development:
0.375% 7/28/25	350,000	328,580
0.5% 10/28/25	364,000	339,177
0.75% 8/26/30	1,433,000	1,138,606
0.875% 5/14/30	1,054,000	852,389
1.5% 8/28/24	90,000	88,329
1.625% 1/15/25	110,000	106,700
1.875% 10/27/26	320,000	298,711
2.5% 3/19/24	300,000	299,629
4% 7/25/30	750,000	732,739
4.75% 11/14/33	530,000	544,283
International Finance Corp.:
0.375% 7/16/25	160,000	150,431
0.75% 8/27/30	100,000	79,342
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $16,311,730)		15,027,637

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Citizens Bank NA:
2.25% 4/28/25	250,000	239,873
3.75% 2/18/26	250,000	239,491
Discover Bank 2.7% 2/6/30	500,000	425,091
KeyBank NA 5.85% 11/15/27	360,000	355,546
Manufacturers & Traders Trust Co. 2.9% 2/6/25	360,000	349,854
Wells Fargo Bank NA 5.45% 8/7/26	800,000	806,853
TOTAL BANK NOTES (Cost $2,521,979)		2,416,708

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g) (Cost $13,316,510)	13,313,847	13,316,510

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $2,194,184,234)	2,019,873,277
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(44,157,275)
NET ASSETS - 100.0%	1,975,716,002

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 3/1/54	(1,600,000)	(1,302,088)
2% 3/1/54	(1,250,000)	(1,017,258)
2% 3/1/54	(125,000)	(101,726)
2% 3/1/54	(50,000)	(40,690)
2% 3/1/54	(650,000)	(528,974)
2% 3/1/54	(475,000)	(386,558)
2% 3/1/54	(925,000)	(752,771)
2% 3/1/54	(25,000)	(20,345)
3% 3/1/54	(400,000)	(350,780)
6.5% 3/1/54	(900,000)	(912,305)
6.5% 3/1/54	(700,000)	(709,570)

TOTAL GINNIE MAE		(6,123,065)

Uniform Mortgage Backed Securities
2% 3/1/39	(1,125,000)	(992,103)
2% 3/1/54	(2,600,000)	(2,043,732)
2% 3/1/54	(525,000)	(412,677)
2% 3/1/54	(650,000)	(510,933)
2% 3/1/54	(300,000)	(235,815)
2% 3/1/54	(1,350,000)	(1,061,169)
2.5% 3/1/54	(1,450,000)	(1,191,266)
3% 3/1/54	(300,000)	(256,664)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(6,704,359)

TOTAL TBA SALE COMMITMENTS (Proceeds $12,842,992)		(12,827,424)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,659,852 or 0.1% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $343,664.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	19,067,420	194,302,816	200,053,726	378,936	-	-	13,316,510	0.0%
Total	19,067,420	194,302,816	200,053,726	378,936	-	-	13,316,510

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	523,361,102	-	523,361,102	-

U.S. Government and Government Agency Obligations	884,875,882	-	884,875,882	-

U.S. Government Agency - Mortgage Securities	522,671,355	-	522,671,355	-

Asset-Backed Securities	5,014,681	-	5,014,681	-

Commercial Mortgage Securities	23,412,034	-	23,412,034	-

Municipal Securities	5,660,982	-	5,660,982	-

Foreign Government and Government Agency Obligations	24,116,386	-	24,116,386	-

Supranational Obligations	15,027,637	-	15,027,637	-

Bank Notes	2,416,708	-	2,416,708	-

Money Market Funds	13,316,510	13,316,510	-	-
Total Investments in Securities:	2,019,873,277	13,316,510	2,006,556,767	-
Other Financial Instruments:
TBA Sale Commitments	(12,827,424)	-	(12,827,424)	-
Total Other Financial Instruments:	(12,827,424)	-	(12,827,424)	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,180,867,724)	$2,006,556,767
Fidelity Central Funds (cost $13,316,510)	13,316,510

Total Investment in Securities (cost $2,194,184,234)		$2,019,873,277
Receivable for investments sold		4,562,612
Receivable for TBA sale commitments		12,842,992
Receivable for fund shares sold		4,555,058
Interest receivable		13,847,124
Distributions receivable from Fidelity Central Funds		49,411
Total assets		2,055,730,474
Liabilities
Payable for investments purchased
Regular delivery	$14,991,616
Delayed delivery	50,891,249
TBA sale commitments, at value	12,827,424
Payable for fund shares redeemed	1,301,224
Distributions payable	2,959
Total Liabilities		80,014,472
Net Assets		$1,975,716,002
Net Assets consist of:
Paid in capital		$2,177,049,686
Total accumulated earnings (loss)		(201,333,684)
Net Assets		$1,975,716,002
Net Asset Value, offering price and redemption price per share ($1,975,716,002 ÷ 219,807,639 shares)		$8.99
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Interest		$31,569,829
Income from Fidelity Central Funds		378,936
Total Income		31,948,765
Expenses
Independent trustees' fees and expenses	$2,805
Proxy	5,103
Total expenses before reductions	7,908
Expense reductions	(5,806)
Total expenses after reductions		2,102
Net Investment income (loss)		31,946,663
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(5,602,467)
Total net realized gain (loss)		(5,602,467)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	14,844,616
TBA Sale commitments	229,993
Total change in net unrealized appreciation (depreciation)		15,074,609
Net gain (loss)		9,472,142
Net increase (decrease) in net assets resulting from operations		$41,418,805
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,946,663	$42,849,831
Net realized gain (loss)	(5,602,467)	(18,088,582)
Change in net unrealized appreciation (depreciation)	15,074,609	(41,714,346)
Net increase (decrease) in net assets resulting from operations	41,418,805	(16,953,097)
Distributions to shareholders	(29,604,179)	(39,909,969)

Share transactions
Proceeds from sales of shares	433,665,199	747,761,429
Reinvestment of distributions	29,586,531	39,882,158
Cost of shares redeemed	(210,935,198)	(334,569,503)

Net increase (decrease) in net assets resulting from share transactions	252,316,532	453,074,084
Total increase (decrease) in net assets	264,131,158	396,211,018

Net Assets
Beginning of period	1,711,584,844	1,315,373,826
End of period	$1,975,716,002	$1,711,584,844

Other Information
Shares
Sold	48,584,362	82,718,597
Issued in reinvestment of distributions	3,322,706	4,416,360
Redeemed	(23,764,701)	(37,071,844)
Net increase (decrease)	28,142,367	50,063,113

Financial Highlights
Fidelity Flex® U.S. Bond Index Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$8.93	$9.29	$10.68	$10.97	$10.57	$9.86
Income from Investment Operations
Net investment income (loss) A,B	.158	.266	.180	.159	.256	.306
Net realized and unrealized gain (loss)	.048	(.380)	(1.397)	(.192)	.420	.688
Total from investment operations	.206	(.114)	(1.217)	(.033)	.676	.994
Distributions from net investment income	(.146)	(.246)	(.173)	(.163)	(.256)	(.284)
Distributions from net realized gain	-	-	-	(.094)	(.020)	-
Total distributions	(.146)	(.246)	(.173)	(.257)	(.276)	(.284)
Net asset value, end of period	$8.99	$8.93	$9.29	$10.68	$10.97	$10.57
Total Return C,D	2.34%	(1.22)%	(11.49)%	(.29)%	6.50%	10.28%
Ratios to Average Net Assets B,E,F
Expenses before reductions	-% G,H,I	.01%	-% I	-% I	-% I	-% I
Expenses net of fee waivers, if any I	-% G,H	-%	-%	-%	-%	-%
Expenses net of all reductions I	-% G,H	-%	-%	-%	-%	-%
Net investment income (loss)	3.57% G,H	2.95%	1.81%	1.50%	2.40%	3.06%
Supplemental Data
Net assets, end of period (000 omitted)	$1,975,716	$1,711,585	$1,315,374	$1,146,646	$584,965	$354,791
Portfolio turnover rate J	67% G	49%	55%	115%	79%	85%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount represents less than .005%.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024

1. Organization.
Fidelity Flex U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,699,161
Gross unrealized depreciation	(175,764,368)
Net unrealized appreciation (depreciation)	$(170,065,207)
Tax cost	$2,189,954,052

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(13,014,106)
Long-term	(13,365,438)
Total capital loss carryforward	$(26,379,544)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex U.S. Bond Index Fund	385,774,562	326,275,264
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5,806.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024

Fidelity Flex® U.S. Bond Index Fund	-%-D
Actual		$ 1,000	$ 1,023.40	$-E
Hypothetical-B		$ 1,000	$ 1,024.86	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Flex U.S. Bond Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of the Investment Advisers, and also considered the Investment Advisers implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Board Approval of Investment Advisory Contracts
Fidelity Flex U.S. Bond Index Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.9881610.106
ZUB-SANN-0424

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2024